UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
---------------------------------------------------------
(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-3000
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Date of fiscal year end: 8/31
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Date of reporting period: 2/28/07

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ITEM 1. REPORTS TO STOCKHOLDERS.

The first report applies to the 9 Lifecycle Portfolios and the second report applies to 56 of the Registrant’s portfolios.

MUTUAL FUNDS

John Hancock
Lifecycle Portfolios

Semiannual Report
2.28.07

TABLE OF CONTENTS

Managers’ commentary

Market review
page 2

Lifecycle 2045 Portfolio
page 4

Lifecycle 2040 Portfolio
page 6

Lifecycle 2035 Portfolio
page 8

Lifecycle 2030 Portfolio
page 10

Lifecycle 2025 Portfolio
page 12

Lifecycle 2020 Portfolio
page 14

Lifecycle 2015 Portfolio
page 16

Lifecycle 2010 Portfolio
page 18

Lifecycle Retirement
Portfolio
page 20

Your expenses
page 22

Portfolio’s investments
page 28

Financial statements
page 33

Evaluation of advisory and
subadvisory agreements
by the Board of Trustees
page 70

For more information
page 76

CEO corner

To Our Shareholders,

John Hancock Lifecycle Portfolios were launched at the end of October 2006 as the U.S. stock market was on a roll, amid an environment of solid economic growth, stronger than expected corporate earnings and dampened inflation fears and energy costs. With this backdrop, the Federal Reserve Board also held short-term interest rates steady. A sharp decline in the last days of the period curtailed the stock market’s results, but it still managed to produce a small gain of 2.84% from October 30, 2006 to the end of February 2007, as measured by the S&P 500 Index. With interest rates remaining relatively steady, fixed-income securities also produced positive results.

After a remarkably long period of calm, the financial markets were rocked at the end of the period by a dramatic sell-off in China’s stock market, which had ripple effects on financial markets worldwide. In the United States, for example, the Dow Jones Industrial Average had its steepest one-day percentage decline in nearly four years on February 27, 2007. The event served to jog investors out of their seemingly casual attitude toward risk, and remind them of the simple fact that stock markets move in two directions — down as well as up.

Following the market’s latest moves, we encourage investors to sit back, take stock and set some realistic expectations. While history bodes well for the U.S. market in 2007 (since 1939, the S&P 500 Index has always produced positive results in the third year of a presidential term), there are no guarantees, and opinions are divided on the future of this more-than-four-year-old bull market. The downturn at the period’s end bolsters this uncertainty, although we believe it was a healthy correction for which we were long overdue.

The recent volatility was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

The good news is that for investors saving for retirement, our Lifecycle Portfolios fulfill these two objectives. Investing in a Lifecycle Portfolio that is managed to meet investment goals for time-specific retirement dates helps investors stay focused on the long term. And diversification and portfolio allocation are automatically done by the Portfolios’ investment managers.

These benefits could make it easier to handle the emotional roller coaster of the market’s twists and turns. After all, we believe investors with a well-balanced portfolio and a marathon, rather than a sprint, approach to investing, stand a better chance of weathering the market’s short-term results, and reaching their long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of February 28, 2007. They are subject to change at any time.

The Lifecycle strategy

With more people living longer in retirement, saving for the future has actually become a two-step process.

Step one starts as early as possible — while you're still working. It involves establishing an investment plan based on the proven principles of diversification and asset allocation aimed at saving enough money to reach your retirement goals. Step two begins at retirement, when making your money last becomes the key to maintaining your lifestyle. Our view is that living in retirement should be as easy as saving for it. Our solution — Lifecycle Portfolios — is a combination of the two.

The goal of the Lifecycle Portfolios is to maintain appropriate allocations based on the years until you reach your retirement date. Each Portfolio is a "fund of funds" which invests in a number of underlying funds. The Portfolios with dates furthest away from retirement invest more aggressively in stock funds. Over time, their allocation will gradually migrate to invest more conservatively in fixed-income funds.

When your Lifecycle Portfolio reaches its target date, it will automatically move into the Lifecycle Retirement Portfolio. This Portfolio strives to provide a rate of return that will support annual withdrawals over a long time horizon of approximately 30 years. It seeks to achieve this goal by maintaining a neutral allocation of 50% fixed income and 50% equity, although this allocation can change based on the Portfolio's asset allocation strategy.

30 or More Years to Retirement
20 Years to Retirement
10 Years to Retirement
In Retirement
Equity
Fixed Income

Allocations may vary as a result of market swings or cash allocations held during unusual market or economic conditions.

Managers’ commentary

From the MFC Global Investment Management (U.S.A.), Limited Portfolio Management Team Team

Market review

For the reporting period beginning October 30, 2006, when the Lifecycle Portfolios were launched, through February 28, 2007, equity markets produced positive results, as measured by the Standard & Poor’s 500 Index’s 2.84% return. The market managed this gain despite a sharp stock market correction at the end of February.

For most of the period, the environment was benign, as corporate profits remained solid, despite signs of a slowing growth rate. Inflation was under control, but expectations regarding the future direction of interest rate moves by the Federal Reserve seemed to change with the release of each data point and every Fed governor’s speech. As a result, bonds were highly volatile during the period but did finish strongly positive as the Lehman Brothers Aggregate Bond Index gained 2.41% .

Within the U.S. equity markets, mid-cap stocks outperformed both large- and small-cap stocks, a positive reversal of fortune for what many believe to be the “sweet spot” of the market capitalization spectrum. Value stocks continued their dominance over growth stocks, a trend that has been in place for an extended period of time.

During the period, overseas markets maintained their edge over the U.S. market. Strong global growth and a relatively weak U.S. dollar led to solid gains for the MSCI EAFE Index (up 8.07%) and the MSCI EAFE Small Cap Index (up 13.29%) . Global natural resources equities also rose smartly on the strength of the minerals and mining segment. After a short consolidation phase in December, Real Estate Investment Trusts (REITs) once again roared ahead in January on the heels of the acquisition of Equity Office Properties by private equity firm The Blackstone Group.

The economic environment also benefited the fixed-income market in this brief period. Expectations toward the end of 2006 were for an economic soft landing and low inflation for 2007. The belief was that below-trend economic activity (stalled by a decrease in housing starts) would be balanced by full employment and a decline in both energy and new car prices. High yield bonds once again topped the bond performance charts, based on the expectation that ongoing corporate earnings growth would enable higher-risk, higher-yielding companies to execute their business plans and pay their obligations to bondholders. However, mixed economic indicators and revelations of the Fed’s heightened concern with inflation later caused a “growth scare,”

Since the
Portfolios’
Market Index Total Returns	inception
as of February 28, 2007	10-30-06

U.S. Stocks

S&P 500 Index	2.84%
Russell Midcap Index	7.51
Russell 2000 Index	4.02
FTSE NAREIT Equity REIT Index	10.42

International Stocks

MSCI EAFE Index	8.07
MSCI Emerging Markets Index	10.45
MSCI EAFE Small Cap Index	13.29
MSCI Natural Resources[1]	5.16

Fixed Income

Lehman Brothers Aggregate Bond Index	2.41
Merrill Lynch High Yield Master II Index	5.53
JPM Global Bonds Unhedged Index	2.50

1 A blended index comprised of three MSCI indexes according to the following weightings: 60% Energy/30% Minerals and Mining/10% Paper and Forest.

Lifecycle Portfolios

and the yield on 10-year Treasury bonds, which began the period at 4.68% and dipped to 4.43% in early December, climbed to 4.71% by year-end before spiking to 4.90% on January 29, 2007.

In late February, the market’s view of the economy once again reversed. The last two days of the month saw a significant market correction as a sharp, unexpected sell-off in the Chinese markets sent shockwaves throughout global financial markets. A number of domestic factors also contributed to the downturn, including pessimistic comments from former Federal Reserve Chairman Alan Greenspan, a downward revision to U.S. Gross Domestic Product (GDP), and signs of a deteriorating subprime mortgage market. As a result of the correction, stocks of all market capitalizations fell, and investors generally fled from riskier asset classes. The 10-Year Treasury bond was pushed down to 4.55% by the end of the period, and bonds kept pace with stocks.

“During the period, overseas
markets maintained their
edge over the U.S. market.”

The Portfolio’s broad diversification across multiple asset classes and fund managers was valuable during this volatile market environment. Since the launch of the Lifecycle Portfolios on October 30, 2006 through February 28, 2007, the Portfolios’ returns ranged from 5.35% for Class A shares of the Lifecycle 2040 Portfolio to 4.06% for Class A shares of the Lifecycle Retirement Portfolio — handily outpacing both the broad U.S. stock and bond market indexes.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. See the prospectus for the risks of investing in small-cap stocks and high yield bonds.

Lifecycle Portfolios

John Hancock
Lifecycle 2045 Portfolio

Goal and strategy

The Portfolio seeks high total return until its target retirement date. To pursue this goal, the Portfolio, which is a fund of funds, invests under normal circumstances, substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2045.

Target Asset Allocation

Equity	% of Total

U.S. Large Cap	37.0

U.S. Mid Cap	14.0

U.S. Small Cap	13.0

International Large Cap	24.0

International Small Cap	6.0

Natural Resources	6.0

Performance review

Since inception October 30, 2006, the Lifestyle 2045 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 produced total returns of 5.32%, 5.10%, 5.10%, 5.09%, 5.13%, 5.28%, 5.15%, 5.30%, 5.35% and 5.36%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index — the S&P 500 Index — returned 2.84% in the same period.

Broad outperformance

Outperformance versus the broad benchmarks can be attributed to strong performance from the Portfolio’s large-cap managers, as well as allocations to mid-cap stocks, international stocks and alternative assets such as global natural resources stocks.

The Portfolio’s large-cap value funds — Value and Restructuring (Excelsior) and Large Cap Value (BlackRock) — both made positive contributions from an overweight in metals and mining and excellent overall security selection. Two of the Portfolio’s large-cap blend funds also outpaced the S&P 500 Index. For example, Core Equity (Legg Mason) benefited from stock selection in the consumer discretionary and technology sectors, while Fundamental Value (Davis) excelled largely from an overweight to consumer staples and an underweight to health care. Mid Cap Stock (Wellington) — in the mid-cap growth space — performed well during the period by favorable stock picking in the technology and telecom sectors.

Also aiding the Portfolio was its exposure to international markets, including a standout performance by International Core (GMO) based on an allocation to the strong-performing Japanese market. In the International small-cap space, International Small Company (DFA) was our best performer, buoyed primarily by exposure to emerging-markets stocks. The Portfolio’s exposure to non-traditional asset classes also provided healthy gains. For example, Natural Resources (Wellington) did very well on the strength of its metals and mining holdings.

Lifecycle 2045 Portfolio

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P 500 Index. The table shows the value of a $10,000 investment in the Portfolio’s Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of February 28, 2007.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Without sales charge	10,510	10,510	10,509	10,513	10,528	10,515	10,530	10,535	10,536

With maximum sales charge	10,010	10,410	10,509	10,513	10,528	10,515	10,530	10,535	10,536

Index	10,284	10,284	10,284	10,284	10,284	10,284	10,284	10,284	10,284

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending February 28, 2007

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Since inception	0.02%	0.10%	4.10%	5.09%	5.13%	5.28%	5.15%	5.30%	5.35%	5.36%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening (prior day’s close) on the inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Lifecycle 2045 Portfolio

John Hancock
Lifecycle 2040 Portfolio

Goal and strategy

The Portfolio seeks high total return until its target retirement date. To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal circumstances, substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2040.

Target Asset Allocation

Equity	% of Total

U.S. Large Cap	37.0

U.S. Mid Cap	14.0

U.S. Small Cap	13.0

International Large Cap	24.0

International Small Cap	6.0

Natural Resources	6.0

Performance review

Since inception October 30, 2006, the Lifestyle 2040 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 produced total returns of 5.35%, 5.13%, 5.13%, 5.12%, 5.16%, 5.31%, 5.18%, 5.33%, 5.38% and 5.39%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index — the S&P 500 Index — returned 2.84% in the same period.

Broad outperformance

Outperformance versus the broad benchmarks can be attributed to strong performance from the Portfolio’s large-cap managers, as well as allocations to mid-cap stocks, international stocks and alternative assets such as global natural resources stocks.

The Portfolio’s large-cap value funds — Value and Restructuring (Excelsior) and Large Cap Value (BlackRock) — both made positive contributions from an overweight in metals and mining and excellent overall security selection. Two of the Portfolio’s large-cap blend funds also outpaced the S&P 500 Index. For example, Core Equity (Legg Mason) benefited from stock selection in the consumer discretionary and technology sectors, while Fundamental Value (Davis) excelled largely from an overweight to consumer staples and an underweight to health care. Mid Cap Stock (Wellington) — in the mid-cap growth space — performed well during the period by favorable stock picking in the technology and telecom sectors.

Also aiding the Portfolio was its exposure to international markets, including a standout performance by International Core (GMO) based on an allocation to the strong-performing Japanese market. In the International small-cap space, International Small Company (DFA) was our best performer, buoyed primarily by exposure to emerging-markets stocks. The Portfolio’s exposure to non-traditional asset classes also provided healthy gains. For example, Natural Resources (Wellington) did very well on the strength of its metals and mining holdings.

Lifecycle 2040 Portfolio

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P 500 Index. The table shows the value of a $10,000 investment in the Portfolio’s Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of February 28, 2007.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Without sales charge	10,513	10,513	10,512	10,516	10,531	10,518	10,533	10,538	10,539

With maximum sales charge	10,013	10,413	10,512	10,516	10,531	10,518	10,533	10,538	10,539

Index	10,284	10,284	10,284	10,284	10,284	10,284	10,284	10,284	10,284

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending February 28, 2007

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Since inception	0.05%	0.13%	4.13%	5.12%	5.16%	5.31%	5.18%	5.33%	5.38%	5.39%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening (prior day’s close) on the inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Lifecycle 2040 Portfolio

John Hancock
Lifecycle 2035 Portfolio

Goal and strategy

The Portfolio seeks high total return until its target retirement date. To pursue this goal, the Portfolio, which is a fund of funds, invests under normal circumstances, substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2035.

Target Asset Allocation

Equity	% of Total

U.S. Large Cap	37.0

U.S. Mid Cap	14.0

U.S. Small Cap	12.0

International Large Cap	23.0

International Small Cap	6.0

Natural Resources	6.0

Fixed Income	% of Total

Multi-Sector Bond	1.0

High Yield Bond	1.0

Performance review

Since inception October 30, 2006, the Lifecycle 2035 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 produced total returns of 5.31%, 5.09%, 5.09%, 5.08%, 5.13%, 5.27%, 5.25%, 5.30%, 5.45% and 5.46%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index — the S&P 500 Index — returned 2.84% in the same period.

Broad outperformance

Outperformance versus the broad benchmarks can be attributed to strong performance from the Portfolio’s large-cap managers, as well as allocations to mid-cap stocks, international stocks and alternative assets such as global natural resources stocks.

The Portfolio’s large-cap value funds — Value and Restructuring (Excelsior) and Large Cap Value (BlackRock) — both made positive contributions from an overweight in metals and mining and excellent overall security selection. Two of the Portfolio’s large-cap blend funds also outpaced the S&P 500 Index. For example, Core Equity (Legg Mason) benefited from its stock selection in the consumer discretionary and technology sectors, while Fundamental Value (Davis) excelled largely from an overweight to consumer staples and an underweight to health care. Mid Cap Stock (Wellington) — in the mid-cap growth space — performed well during the period by favorable stock picking in the technology and telecom sectors.

Also aiding the Portfolio was its exposure to international markets, including a standout performance by International Core (GMO) based on an allocation to the strong-performing Japanese market. In the International small-cap space, International Small Company (DFA) was our best performer, buoyed primarily by exposure to emerging-markets stocks. The Portfolio’s exposure to non-traditional asset classes also provided healthy gains. For example, Natural Resources (Wellington) did very well on the strength of its metals and mining holdings.

Lifecycle 2035 Portfolio

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P 500 Index. The table shows the value of a $10,000 investment in the Portfolio’s Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of February 28, 2007.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Without sales charge	10,509	10,509	10,508	10,513	10,527	10,525	10,530	10,545	10,546

With maximum sales charge	10,009	10,409	10,508	10,513	10,527	10,525	10,530	10,545	10,546

Index	10,284	10,284	10,284	10,284	10,284	10,284	10,284	10,284	10,284

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending February 28, 2007

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Since inception	0.01%	0.09%	4.09%	5.08%	5.13%	5.27%	5.25%	5.30%	5.45%	5.46%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening (prior day’s close) on the inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Lifecycle 2035 Portfolio

John Hancock
Lifecycle 2030 Portfolio

Goal and strategy

The Portfolio seeks high total return until its target retirement date. To pursue this goal, the Portfolio, which is a fund of funds, invests under normal circumstances, substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2030.

Target Asset Allocation

Equity	% of Total

U.S. Large Cap	37.0

U.S. Mid Cap	13.0

U.S. Small Cap	11.0

International Large Cap	22.0

International Small Cap	5.0

Natural Resources	6.0

Real Estate	1.0

Fixed Income	% of Total

High Yield Bond	2.0

Multi-Sector Bond	1.0

Intermediate-Term Bond	1.0

Treasury Inflation
Protected Securities	1.0

Performance review

Since inception October 30, 2006, the Lifecycle 2030 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 produced total returns of 5.15%, 4.93%, 4.93%, 4.92%, 4.96%, 5.11%, 5.08%, 5.14%, 5.29% and 5.30%, respectively, at net asset value. In comparison, the S&P 500 Index returned 2.84%, the Lehman Brothers Aggregate Bond Index returned 2.41%, and the Portfolio’s blended benchmark — a 90/10 combination of the two indexes — returned 2.77% over the same period.

Broad outperformance

Outperformance versus the broad benchmarks can be attributed to strong performance from the Portfolio’s large-cap managers, as well as allocations to mid-cap stocks, international stocks and alternative assets such as global natural resources stocks.

The Portfolio’s large-cap value funds — Value and Restructuring (Excelsior) and Large Cap Value (BlackRock) — both made positive contributions from an overweight in metals and mining and excellent overall security selection. Two of the Portfolio’s large-cap blend funds also outpaced the S&P 500 Index. For example, Core Equity (Legg Mason) benefited from its stock selection in the consumer discretionary and technology sectors, while Fundamental Value (Davis) excelled largely from an overweight to consumer staples and an underweight to health care. Mid Cap Stock (Wellington) — in the mid-cap growth space — performed well during the period by favorable stock picking in the technology and telecom sectors.

Also aiding the Portfolio was its exposure to international markets, including a standout performance by International Core (GMO) based on an allocation to the strong-performing Japanese market. In the international small-cap space, International Small Company (DFA) was our best performer, buoyed primarily by exposure to emerging-markets stocks. The Portfolio’s exposure to non-traditional asset classes also provided healthy gains. For example, Natural Resources (Wellington) did very well on the strength of its metals and mining holdings.

Lifecycle 2030 Portfolio

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended Index. The table shows the value of a $10,000 investment in the Portfolio’s Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of February 28, 2007.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Without sales charge	10,493	10,493	10,492	10,496	10,511	10,508	10,514	10,529	10,530

With maximum sales charge	9,993	10,393	10,492	10,496	10,511	10,508	10,514	10,529	10,530

Index[2,3]	10,277	10,277	10,277	10,277	10,277	10,277	10,277	10,277	10,277

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending February 28, 2007

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Since inception	–0.14%	–0.07%	3.93%	4.92%	4.96%	5.11%	5.08%	5.14%	5.29%	5.30%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening (prior day’s close) on the inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 A blended index is used combining 90% of the Standard & Poor’s Index, an unmanaged index that includes 500 widely traded common stocks, and 10% of the Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

3 Since inception returns for the index begin on the month end closest to the actual inception date of the portfolio.

Lifecycle 2030 Portfolio

John Hancock
Lifecycle 2025 Portfolio

Goal and strategy

The Portfolio seeks high total return until its target retirement date. To pursue this goal, the Portfolio, which is a fund of funds, invests under normal circumstances, substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2025.

Target Asset Allocation

Equity	% of Total

U.S. Large Cap	37.0

U.S. Mid Cap	11.0

U.S. Small Cap	10.0

International Large Cap	20.0

International Small Cap	5.0

Natural Resources	5.0

Real Estate	1.0

Fixed Income	% of Total

High Yield Bond	5.0

Multi-Sector Bond	2.0

Intermediate-Term Bond	2.0

Treasury Inflation
Protected Securities	2.0

Performance review

Since inception October 30, 2006, the Lifecycle 2025 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 produced total returns of 5.07%, 4.74%, 4.74%, 4.74%, 4.88%, 4.92%, 4.90%, 5.05%, 5.10% and 5.12%, respectively, at net asset value. In the same period, the broad benchmark S&P 500 Index returned 2.84%, the Lehman Brothers Aggregate Bond Index returned 2.41% and the Portfolio’s blended benchmark — a 90/10 combination of the two indexes — returned 2.77% .

Broad outperformance

Outperformance versus the broad benchmarks can be attributed to strong performance from the Portfolio’s large-cap managers, as well as allocations to mid-cap stocks, international stocks and alternative assets such as global natural resources stocks.

On the Portfolio’s equity side, large-cap value funds — Value and Restructuring (Excelsior) and Large Cap Value (BlackRock) — both made positive contributions from an overweight in metals and mining and excellent overall security selection. Two of the Portfolio’s large-cap blend funds also outpaced the S&P 500 Index. For example, Core Equity (Legg Mason) benefited from stock selection in the consumer discretionary and technology sectors, while Fundamental Value (Davis) excelled largely from an overweight to consumer staples and an underweight to health care. Mid Cap Stock (Wellington) — in the mid-cap growth space — performed well during the period by favorable stock picking in the technology and telecom sectors.

Also aiding the Portfolio was its exposure to international markets, including a standout performance by International Core (GMO) based on an allocation to the strong-performing Japanese market. The Portfolio’s exposure to non-traditional asset classes also provided healthy gains. For example, Natural Resources (Wellington) did very well on the strength of its metals and mining holdings.

The Portfolio’s high yield funds were the best fixed-income performers during the period, while the balance of the bond managers performed largely in line with their respective benchmarks.

Lifecycle 2025 Portfolio

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended Index. The table shows the value of a $10,000 investment in the Portfolio’s Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of February 28, 2007.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Period beginning	10-30-06	10-30-06	10/27/06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Without sales charge	10,474	10,474	10,474	10,488	10,492	10,490	10,505	10,510	10,512

With maximum sales charge	9,974	10,374	10,474	10,488	10,492	10,490	10,505	10,510	10,512

Index[2,3]	10,277	10,277	10,277	10,277	10,277	10,277	10,277	10,277	10,277

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending February 28, 2007

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Since inception	–0.22%	–0.26%	3.74%	4.74%	4.88%	4.92%	4.90%	5.05%	5.10%	5.12%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening (prior day’s close) on the inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 A blended index is used combining 90% of the Standard & Poor’s Index, an unmanaged index that includes 500 widely traded common stocks, and 10% of the Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

3 Since inception returns for the index begin on the month end closest to the actual inception date of the portfolio.

Lifecycle 2025 Portfolio

John Hancock
Lifecycle 2020 Portfolio

Goal and strategy

The Portfolio seeks high total return until its target retirement date. To pursue this goal, the Portfolio, which is a fund of funds, invests under normal circumstances, substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2020.

Target Asset Allocation

Equity	% of Total

U.S. Large Cap	38.0

U.S. Mid Cap	8.0

U.S. Small Cap	7.0

International Large Cap	17.0

International Small Cap	4.0

Natural Resources	5.0

Real Estate	2.0

Fixed Income	% of Total

High Yield Bond	9.0

Multi-Sector Bond	4.0

Intermediate-Term Bond	3.0

Treasury Inflation
Protected Securities	3.0

Performance review

Since inception October 30, 2006, the Lifecycle 2020 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 produced total returns of 4.89%, 4.66%, 4.66%, 4.65%, 4.70%, 4.84%, 4.72%, 4.87%, 4.92% and 5.03%, respectively, at net asset value. The broad benchmark S&P 500 Index returned 2.84%, the Lehman Brothers Aggregate Bond Index returned 2.41% and the Portfolio’s blended benchmark — an 80/20 combination of the two indexes — returned 2.70% over the period.

Broad outperformance

Outperformance versus the broad benchmarks can be attributed to strong performance from the Portfolio’s large-cap managers, as well as allocations to mid-cap stocks, international stocks, alternative assets such as global natural resources stocks and from a weighting in high yield bonds.

On the Portfolio’s equity side, Value and Restructuring (Excelsior) and Large Cap Value (BlackRock) both benefited from an overweight to metals and mining and excellent security selection overall. Fundamental Value (Davis), a large-cap blend fund, outpaced the S&P 500 Index, largely from stock selection in the construction materials industry, from an overweight to consumer staples and from an underweight to health care, which was hurt by poor performance in the pharmaceutical and biotechnology industries. The Portfolio also benefited from its exposure to international stocks, including International Core (GMO), which was a standout performer aided by an allocation to the strong-performing Japanese market. The Portfolio’s exposure to non-traditional asset classes also provided healthy gains. For example, Natural Resources (Wellington), did very well on the strength of its metals and mining holdings.

Our best fixed-income performers during the period were higher-risk assets. The Portfolio’s trio of high yield bond funds, High Yield (WAMCO), U.S. High Yield Bond (Wells Capital) and especially High Income (MFC Global U.S.), all generated strong relative performance. The balance of the Portfolio’s bond managers performed largely in line with their respective benchmarks.

Lifecycle 2020 Portfolio

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended Index. The table shows the value of a $10,000 investment in the Portfolio’s Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of February 28, 2007.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Without sales charge	10,466	10,466	10,465	10,470	10,484	10,472	10,487	10,492	10,503

With maximum sales charge	9,966	10,366	10,465	10,470	10,484	10,472	10,487	10,492	10,503

Index[2,3]	10,270	10,270	10,270	10,270	10,270	10,270	10,270	10,270	10,270

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending February 28, 2007

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Since inception	–0.39%	–0.34%	3.66%	4.65%	4.70%	4.84%	4.72%	4.87%	4.92%	5.03%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening (prior day’s close) on the inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 A blended index is used combining 80% of the Standard & Poor’s Index, an unmanaged index that includes 500 widely traded common stocks, and 20% of the Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

3 Since inception returns for the index begin on the month end closest to the actual inception date of the portfolio.

Lifecycle 2020 Portfolio

John Hancock
Lifecycle 2015 Portfolio

Goal and strategy

The Portfolio seeks high total return until its target retirement date. To pursue this goal, the Portfolio, which is a fund of funds, invests under normal circumstances, substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2015.

Target Asset Allocation

Equity	% of Total

U.S. Large Cap	35.0

U.S. Mid Cap	5.0

U.S. Small Cap	4.0

International Large Cap	13.0

International Small Cap	3.0

Natural Resources	5.0

Real Estate	5.0

Fixed Income	% of Total

High Yield Bond	13.0

Multi-Sector Bond	7.0

Intermediate-Term Bond	6.0

Treasury Inflation
Protected Securities	4.0

Performance review

Since inception October 30, 2006, the Lifecycle 2015 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 produced total returns of 4.71%, 4.49%, 4.49%, 4.48%, 4.52%, 4.66%, 4.54%, 4.69%, 4.74% and 4.85%, respectively, at net asset value. The broad benchmark S&P 500 Index returned 2.84%, the Lehman Brothers Aggregate Bond Index returned 2.41% and the Portfolio’s blended benchmark — a 70/30 combination of the two indexes — returned 2.64% over the period.

Broad outperformance

Outperformance versus the broad benchmarks can be attributed to strong performance from the Portfolio’s large-cap managers, as well as allocations to mid-cap stocks, international stocks, alternative assets such as real estate and global natural resources stocks and from a weighting in high yield bonds.

On the Portfolio’s equity side, Value and Restructuring (Excelsior) and Large Cap Value (BlackRock) both benefited from an overweight in metals and mining and excellent security selection overall. Fundamental Value (Davis), a large-cap blend fund, outpaced the S&P 500 Index, largely from stock selection in the construction materials industry, from an overweight to consumer staples and from an underweight to health care, which was hurt by poor performance in the pharmaceutical and biotechnology industries. The Portfolio also benefited from its exposure to international stocks, such as International Core (GMO), which was a standout performer based on an allocation to the strong-performing Japanese market.

The Portfolio’s exposure to non-traditional asset classes also provided healthy gains. Natural Resources (Wellington) did very well on the strength of its metals and mining holdings and both of our real estate holdings — Global Real Estate (Deutsche) and Real Estate Equity (T. Rowe Price) — also served the Portfolio well.

Our best fixed-income performers during the period were higher-risk assets. The Portfolio’s trio of high yield bond funds, High Yield (WAMCO), U.S. High Yield Bond (Wells Capital) and especially High Income (MFC Global U.S.), all generated strong relative performance. The balance of the Portfolio’s bond managers performed largely in line with their respective benchmarks.

Lifecycle 2015 Portfolio

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended Index. The table shows the value of a $10,000 investment in the Portfolio’s Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of February 28, 2007.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Without sales charge	10,449	10,449	10,448	10,452	10,466	10,454	10,469	10,474	10,485

With maximum sales charge	9,949	10,349	10,448	10,452	10,466	10,454	10,469	10,474	10,485

Index[2,3]	10,264	10,264	10,264	10,264	10,264	10,264	10,264	10,264	10,264

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending February 28, 2007

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Since inception	–0.56%	–0.51%	3.49%	4.48%	4.52%	4.66%	4.54%	4.69%	4.74%	4.85%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening (prior day’s close) on the inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 A blended index is used combining 70% of the Standard & Poor’s Index, an unmanaged index that includes 500 widely traded common stocks, and 30% of the Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

3 Since inception returns for the index begin on the month end closest to the actual inception date of the portfolio.

Lifecycle 2015 Portfolio

John Hancock
Lifecycle 2010 Portfolio

Goal and strategy

The Portfolio seeks high total return until its target retirement date. To pursue this goal, the Portfolio, which is a fund of funds, invests under normal circumstances, substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2010.

Target Asset Allocation

Equity	% of Total

U.S. Large Cap	31.0

U.S. Mid Cap	2.0

U.S. Small Cap	2.0

International Large Cap	10.0

International Small Cap	2.0

Natural Resources	4.0

Real Estate	7.0

Fixed Income	% of Total

High Yield Bond	16.0

Multi-Sector Bond	10.0

Intermediate-Term Bond	9.0

Treasury Inflation
Protected Securities	5.0

Long-Term Bond	2.0

Performance review

Since inception October 30, 2006, the Lifecycle 2010 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 produced total returns of 4.56%, 4.33%, 4.33%, 4.33%, 4.37%, 4.51%, 4.39%, 4.54%, 4.59% and 4.70%, respectively, at net asset value. The broad benchmark S&P 500 Index returned 2.84%, the Lehman Brothers Aggregate Bond Index returned 2.41% and the Portfolio’s blended benchmark — a 60/40 combination of the two indexes — returned 2.57% over the period.

Broad outperformance

Outperformance versus the broad benchmarks can be attributed to strong performance from the Portfolio’s large-cap managers, as well as a favorable allocation to international stocks, a significant position in the alternative asset classes such as real estate and global natural resources stocks, and a healthy weighting in high yield bonds.

On the Portfolio’s equity side, Value and Restructuring (Excelsior) and Large Cap Value (BlackRock) both benefited from an overweight to metals and mining and excellent security selection overall. Fundamental Value (Davis), a large-cap blend fund, outpaced the S&P 500 Index from stock selection in the construction materials industry, from an overweight to consumer staples and from an underweight to health care. The Portfolio also benefited from its exposure to international stocks, including International Core (GMO), which was a standout due to its allocation to the strong-performing Japanese market.

The Portfolio’s exposure to non-traditional asset classes also provided healthy gains. Natural Resources (Wellington) did very well on the strength of its metals and mining holdings and both of our real estate holdings — Global Real Estate (Deutsche) and Real Estate Equity (T. Rowe Price) — also served the Portfolio well.

Our best fixed-income performers during the period were higher-risk assets. The Portfolio’s trio of high yield bond funds, High Yield (WAMCO), U.S. High Yield Bond (Wells Capital) and especially High Income (MFC Global U.S.), all generated strong relative performance. The balance of the Portfolio’s bond managers performed largely in line with their respective benchmarks.

Lifecycle 2010 Portfolio

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended Index. The table shows the value of a $10,000 investment in the Portfolio’s Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of February 28, 2007.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Without sales charge	10,433	10,433	10,433	10,437	10,451	10,439	10,454	10,459	10,470

With maximum sales charge	9,933	10,333	10,433	10,437	10,451	10,439	10,454	10,459	10,470

Index[2,3]	10,257	10,257	10,257	10,257	10,257	10,257	10,257	10,257	10,257

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending February 28, 2007

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Since inception	–0.71%	–0.67%	3.33%	4.33%	4.37%	4.51%	4.39%	4.54%	4.59%	4.70%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening (prior day’s close) on the inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 A blended index is used combining 60% of the Standard & Poor’s Index, an unmanaged index that includes 500 widely traded common stocks, and 40% of the Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

3 Since inception returns for the index begin on the month end closest to the actual inception date of the portfolio.

Lifecycle 2010 Portfolio

John Hancock
Lifecycle Retirement Portfolio

Goal and strategy

The Portfolio seeks maximum real return, consistent with the preservation of capital and prudent investment management. To pursue this goal, the Portfolio, which is a fund of funds, may invest in various funds of the John Hancock Funds complex or in the securities of other investment companies that as a group hold a wide variety of equity and fixed-income securities.

Target Asset Allocation

Equity	% of Total

U.S. Large Cap	15.0

U.S. Small Cap	5.0

International Large Cap	5.0

International Small Cap	3.0

Natural Resources	4.0

Real Estate	7.0

Commodities	3.0

Cash	8.0

Fixed Income	% of Total

High Yield Bond	15.0

Multi-Sector Bond	9.0

Intermediate-Term Bond	9.0

Treasury Inflation
Protected Securities	10.0

Global Bond	4.0

Long-Term Bond	3.0

Performance review

Since inception October 30, 2006, the Lifecycle Retirement Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 produced total returns of 4.06%, 3.83%, 3.83%, 3.83%, 3.97%, 4.01%, 3.99%, 4.04%, 4.19% and 4.20%, respectively, at net asset value. The broad benchmark S&P 500 Index returned 2.84%, the Lehman Brothers Aggregate Bond Index returned 2.41% and the Portfolio’s blended benchmark — a 50/50 combination of the two indexes — returned 2.49% over the period. As another measurement, the Consumer Price Index (CPI) plus 5% equaled 2.21% in this period.(a)

Fund performance

Outperformance versus the broad benchmarks can be attributed to strong performance from some of the Portfolio’s large-cap managers, as well as a favorable allocation to international stocks, a significant position in the alternative asset classes such as real estate and global natural resources stocks and a healthy weighting in high yield bonds.

Our best fixed-income performers during the period were higher-risk assets. The Portfolio’s trio of high yield bond funds, High Yield (WAMCO), U.S. High Yield Bond (Wells Capital) and especially High Income (MFC Global U.S.), all generated strong relative performance. The balance of the Portfolio’s bond managers performed largely in line with their respective benchmarks. Real Return Bond (PIMCO) and Global Bond (PIMCO) both lagged the broad Lehman Brothers Aggregate Bond Index and detracted slightly from the Portfolio’s overall performance.

On the Portfolio’s equity side, we benefited from our exposure to international stocks. International Core (GMO) was a standout during the period, and was aided by its allocation to Japan. In the International small-cap space, International Small Company (DFA), was our best performer, buoyed primarily by exposure to emerging-markets stocks. In the U.S. portion of the Portfolio, Core Equity (Legg Mason), a large-capitalization fund, outpaced the S&P 500 Index largely from stock selection in the consumer discretionary, health care and technology sectors.

Exposure to natural resources and real estate holdings served the Portfolio well. Standouts included Natural Resources (Wellington), which benefited from its metals and mining holdings, and real estate holdings — Global Real Estate (Deutsche) and Real Estate Equity (T. Rowe Price). Toward the end of February, we reduced our U.S. REIT exposure by a modest amount as we believe the asset class has become increasingly risky following a long period of significant outperformance relative to historical averages.

(a) CPI-U, seasonally adjusted.

Lifecycle Retirement Portfolio

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended Index. The table shows the value of a $10,000 investment in the Portfolio’s Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of February 28, 2007.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Without sales charge	10,383	10,383	10,383	10,397	10,401	10,399	10,404	10,419	10,420

With maximum sales charge	9,883	10,283	10,383	10,397	10,401	10,399	10,404	10,419	10,420

Index[2,3]	10,249	10,249	10,249	10,249	10,249	10,249	10,249	10,249	10,249

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending February 28, 2007

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Inception	10-30-06	10-30-06	10/27/06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Since inception	–1.18%	–1.17%	2.83%	3.83%	3.97%	4.01%	3.99%	4.04%	4.19%	4.20%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening (prior day’s close) on the inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 A blended index is used combining 50% of the Standard & Poor’s Index, an unmanaged index that includes 500 widely traded common stocks, and 50% of the Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

3 Since inception returns for the index begin on the month end closest to the actual inception date of the portfolio.

Lifecycle Retirement Portfolio

Your expenses

As a shareholder of a Lifecycle Portfolio, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 30, 20061 through February 28, 2007).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Lifecycle Portfolios

Shareholder expense example chart

		Beginning		Expenses Paid
		Account Value	Ending Account	During Period[2]	Annualized
		10-30-06[1]	Value 2-28-07	10-30-06 – 2-28-07	Expense Ratio[3]
Lifecycle 2045 Portfolio

Class A	Actual	$1,000.00	$1,053.20	$1.54	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,015.21	1.52	0.45%

Class B	Actual	$1,000.00	$1,050.97	$3.91	1.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.90	3.83	1.14%

Class C	Actual	$1,000.00	$1,050.97	$3.98	1.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.84	3.90	1.16%

Class R	Actual	$1,000.00	$1,050.89	$4.08	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.73	4.00	1.19%

Class R1	Actual	$1,000.00	$1,051.32	$3.22	0.94%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,013.57	3.16	0.94%

Class R2	Actual	$1,000.00	$1,052.77	$2.37	0.69%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,014.41	2.32	0.69%

Class R3	Actual	$1,000.00	$1,051.49	$2.88	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,013.90	2.83	0.84%

Class R4	Actual	$1,000.00	$1,053.02	$1.89	0.55%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,014.87	1.85	0.55%

Class R5	Actual	$1,000.00	$1,053.54	$0.86	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,015.88	0.84	0.25%

Class 1	Actual	$1,000.00	$1,053.62	$0.69	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,016.04	0.67	0.20%

Lifecycle 2040 Portfolio

Class A	Actual	$1,000.00	$1,053.49	$1.54	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,015.21	1.52	0.45%

Class B	Actual	$1,000.00	$1,051.27	$3.91	1.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.90	3.83	1.14%

Class C	Actual	$1,000.00	$1,051.27	$3.98	1.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.84	3.90	1.16%

Class R	Actual	$1,000.00	$1,051.18	$4.08	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.73	4.00	1.19%

Class R1	Actual	$1,000.00	$1,051.61	$3.22	0.94%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,013.57	3.16	0.94%

Class R2	Actual	$1,000.00	$1,053.06	$2.37	0.69%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,014.41	2.32	0.69%

Class R3	Actual	$1,000.00	$1,051.78	$2.88	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,013.90	2.83	0.84%

Class R4	Actual	$1,000.00	$1,053.32	$1.89	0.55%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,014.87	1.85	0.55%

Class R5	Actual	$1,000.00	$1,053.83	$0.86	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,015.88	0.84	0.25%

Class 1	Actual	$1,000.00	$1,053.92	$0.69	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,016.04	0.67	0.20%

Lifecycle Portfolios

Shareholder expense example chart continued

		Beginning		Expenses Paid
		Account Value	Ending Account	During Period[2]	Annualized
		10-30-06[1]	Value 2-28-07	10-30-06 – 2-28-07	Expense Ratio[3]
Lifecycle 2035 Portfolio

Class A	Actual	$1,000.00	$1,053.14	$1.54	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,015.21	1.52	0.45%

Class B	Actual	$1,000.00	$1,050.92	$3.91	1.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.90	3.83	1.14%

Class C	Actual	$1,000.00	$1,050.92	$3.98	1.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.84	3.90	1.16%

Class R	Actual	$1,000.00	$1,050.84	$4.08	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.73	4.00	1.19%

Class R1	Actual	$1,000.00	$1,051.27	$3.22	0.94%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,013.57	3.16	0.94%

Class R2	Actual	$1,000.00	$1,052.71	$2.37	0.69%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,014.41	2.32	0.69%

Class R3	Actual	$1,000.00	$1,052.45	$2.88	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,013.90	2.83	0.84%

Class R4	Actual	$1,000.00	$1,052.97	$1.89	0.55%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,014.87	1.85	0.55%

Class R5	Actual	$1,000.00	$1,054.50	$0.86	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,015.88	0.84	0.25%

Class 1	Actual	$1,000.00	$1,054.60	$0.69	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,016.04	0.67	0.20%

Lifecycle 2030 Portfolio

Class A	Actual	$1,000.00	$1,051.53	$1.54	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,015.21	1.52	0.45%

Class B	Actual	$1,000.00	$1,049.30	$3.90	1.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.90	3.83	1.14%

Class C	Actual	$1,000.00	$1,049.30	$3.97	1.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.84	3.90	1.16%

Class R	Actual	$1,000.00	$1,049.22	$4.08	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.73	4.00	1.19%

Class R1	Actual	$1,000.00	$1,049.65	$3.22	0.94%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,013.57	3.16	0.94%

Class R2	Actual	$1,000.00	$1,051.10	$2.37	0.69%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,014.41	2.32	0.69%

Class R3	Actual	$1,000.00	$1,050.84	$2.88	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,013.90	2.83	0.84%

Class R4	Actual	$1,000.00	$1,051.35	$1.89	0.55%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,014.87	1.85	0.55%

Class R5	Actual	$1,000.00	$1,052.89	$0.86	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,015.88	0.84	0.25%

Class 1	Actual	$1,000.00	$1,053.02	$0.69	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,016.04	0.67	0.20%

Lifecycle Portfolios

Shareholder expense example chart continued

		Beginning		Expenses Paid
		Account Value	Ending Account	During Period[2]	Annualized
		10-30-06[1]	Value 2-28-07	10-30-06 – 2-28-07	Expense Ratio[3]
Lifecycle 2025 Portfolio

Class A	Actual	$1,000.00	$1,050.68	$1.54	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,015.21	1.52	0.45%

Class B	Actual	$1,000.00	$1,047.44	$3.90	1.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.90	3.83	1.14%

Class C	Actual	$1,000.00	$1,047.44	$3.97	1.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.84	3.90	1.16%

Class R	Actual	$1,000.00	$1,047.35	$4.07	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.73	4.00	1.19%

Class R1	Actual	$1,000.00	$1,048.80	$3.22	0.94%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,013.57	3.16	0.94%

Class R2	Actual	$1,000.00	$1,049.23	$2.36	0.69%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,014.41	2.32	0.69%

Class R3	Actual	$1,000.00	$1,048.97	$2.88	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,013.90	2.83	0.84%

Class R4	Actual	$1,000.00	$1,050.51	$1.85	0.54%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,014.91	1.82	0.54%

Class R5	Actual	$1,000.00	$1,051.02	$0.86	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,015.88	0.84	0.25%

Class 1	Actual	$1,000.00	$1,051.15	$0.69	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,016.04	0.67	0.20%

Lifecycle 2020 Portfolio

Class A	Actual	$1,000.00	$1,048.86	$1.54	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,015.21	1.52	0.45%

Class B	Actual	$1,000.00	$1,046.63	$3.90	1.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.90	3.83	1.14%

Class C	Actual	$1,000.00	$1,046.63	$3.97	1.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.84	3.90	1.16%

Class R	Actual	$1,000.00	$1,046.55	$4.07	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.73	4.00	1.19%

Class R1	Actual	$1,000.00	$1,046.98	$3.22	0.94%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,013.57	3.16	0.94%

Class R2	Actual	$1,000.00	$1,048.43	$2.36	0.69%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,014.41	2.32	0.69%

Class R3	Actual	$1,000.00	$1,047.15	$2.87	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,013.90	2.83	0.84%

Class R4	Actual	$1,000.00	$1,048.68	$1.85	0.54%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,014.91	1.82	0.54%

Class R5	Actual	$1,000.00	$1,049.20	$0.86	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,015.88	0.84	0.25%

Class 1	Actual	$1,000.00	$1,050.32	$0.69	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,016.04	0.67	0.20%

Lifecycle Portfolios

Shareholder expense example chart continued

		Beginning		Expenses Paid
		Account Value	Ending Account	During Period[2]	Annualized
		10-30-06[1]	Value 2-28-07	10-30-06 – 2-28-07	Expense Ratio[3]
Lifecycle 2015 Portfolio

Class A	Actual	$1,000.00	$1,047.08	$1.54	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,015.21	1.52	0.45%

Class B	Actual	$1,000.00	$1,044.86	$3.90	1.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.90	3.83	1.14%

Class C	Actual	$1,000.00	$1,044.86	$3.96	1.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.84	3.90	1.16%

Class R	Actual	$1,000.00	$1,044.77	$4.07	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.73	4.00	1.19%

Class R1	Actual	$1,000.00	$1,045.20	$3.21	0.94%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,013.57	3.16	0.94%

Class R2	Actual	$1,000.00	$1,046.65	$2.36	0.69%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,014.41	2.32	0.69%

Class R3	Actual	$1,000.00	$1,045.37	$2.87	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,013.90	2.83	0.84%

Class R4	Actual	$1,000.00	$1,046.91	$1.85	0.54%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,014.91	1.82	0.54%

Class R5	Actual	$1,000.00	$1,047.42	$0.86	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,015.88	0.84	0.25%

Class 1	Actual	$1,000.00	$1,048.53	$0.68	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,016.04	0.67	0.20%

Lifecycle 2010 Portfolio

Class A	Actual	$1,000.00	$1,045.56	$1.54	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,015.21	1.52	0.45%

Class B	Actual	$1,000.00	$1,043.34	$3.89	1.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.90	3.83	1.14%

Class C	Actual	$1,000.00	$1,043.34	$3.96	1.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.84	3.90	1.16%

Class R	Actual	$1,000.00	$1,043.25	$4.06	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.73	4.00	1.19%

Class R1	Actual	$1,000.00	$1,043.68	$3.21	0.94%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,013.57	3.16	0.94%

Class R2	Actual	$1,000.00	$1,045.13	$2.36	0.69%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,014.41	2.32	0.69%

Class R3	Actual	$1,000.00	$1,043.85	$2.87	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,013.90	2.83	0.84%

Class R4	Actual	$1,000.00	$1,045.38	$1.88	0.55%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,014.87	1.85	0.55%

Class R5	Actual	$1,000.00	$1,045.90	$0.85	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,015.88	0.84	0.25%

Class 1	Actual	$1,000.00	$1,047.00	$0.68	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,016.04	0.67	0.20%

Lifecycle Portfolios

Shareholder expense example chart continued

		Beginning		Expenses Paid
		Account Value	Ending Account	During Period[2]	Annualized
		10-30-06[1]	Value 2-28-07	10-30-06 – 2-28-07	Expense Ratio[3]
Lifecycle Retirement Portfolio

Class A	Actual	$1,000.00	$1,040.56	$1.60	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,015.14	1.58	0.47%

Class B	Actual	$1,000.00	$1,038.34	$3.92	1.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.87	3.87	1.15%

Class C	Actual	$1,000.00	$1,038.34	$3.95	1.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.84	3.90	1.16%

Class R	Actual	$1,000.00	$1,038.26	$4.09	1.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,012.70	4.04	1.20%

Class R1	Actual	$1,000.00	$1,039.70	$3.24	0.95%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,013.54	3.20	0.95%

Class R2	Actual	$1,000.00	$1,040.13	$2.39	0.70%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,014.37	2.36	0.70%

Class R3	Actual	$1,000.00	$1,039.88	$2.90	0.85%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,013.87	2.86	0.85%

Class R4	Actual	$1,000.00	$1,040.39	$1.91	0.56%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,014.84	1.89	0.56%

Class R5	Actual	$1,000.00	$1,041.92	$0.89	0.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,015.84	0.88	0.26%

Class 1	Actual	$1,000.00	$1,042.01	$0.75	0.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,015.98	0.74	0.22%

1 Commencement of operations.

2 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (122), and divided by 365 (to reflect the one-half year period).

3 Lifecycle Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds.

Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Portfolio’s investments

Investment companies

Underlying Funds’ Investment Manager

BlackRock Investment Management, LLC	(BlackRock)
(formerly Mercury Advisors)

Davis Advisors	(Davis)

Declaration Management /	(Declaration)
John Hancock Advisers

Deutsche Asset Management	(Deutsche)

Dimensional Fund Advisors, Inc.	(DFA)

Excelsior Funds, Inc.	(Excelsior)

Franklin®Templeton®	(Templeton)

Grantham, Mayo, Van Otterloo & Co.	(GMO)

Jennison Associates LLC	(Jennison)

Legg Mason Funds Management, Inc	(Legg Mason)

Marsico Capital Management, LLC	(Marsico)

MFC Global Investment Management	(MFC Global U.S.A.)
(U.S.A.) Limited

MFC Global Investment Management	(MFC Global U.S.)
(U.S.), LLC

Pacific Investment Management Company	(PIMCO)

RCM Capital Management, Inc.	(RCM)

SSgA Funds Management, Inc.	(SSgA)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

Van Kampen	(Van Kampen)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Inc.	(Wells Capital)

Western Asset Management Company	(WAMCO)

Lifecycle 2045 Portfolio

Securities owned by the Portfolio on 2-28-07 (Unaudited)

Issuer	Shares	Value

Investment companies 100.04%		$3,226,063

(Cost $3,212,835)

All investments are in Class NAV shares.

John Hancock Funds II 96.04%		$3,097,021

Blue Chip Growth (T. Rowe Price)	5,028	96,782

Capital Appreciation (Jennison)	9,396	96,782

Core Equity (Legg Mason)	6,075	96,782

Emerging Small Company (RCM)	3,397	96,782

Fundamental Value (Davis)	5,740	96,782

Index 500 (MFC Global USA)	59,917	612,952

International Equity Index (SSgA)	18,711	387,128

International Opportunities (Marsico)	7,299	129,043

International Small Cap (Templeton)	4,516	96,782

International Small Company (DFA)	8,879	96,782

International Value (Templeton)	6,964	129,042

Large Cap Value (BlackRock)	3,854	96,782

Mid Cap Index (MFC Global USA)	11,010	225,824

Mid Cap Stock (Wellington)	6,638	112,912

Natural Resources (Wellington)	5,410	193,564

Small Cap Index (MFC Global USA)	13,292	225,824

Small Company Value (T. Rowe Price)	3,769	96,782

Value & Restructuring (Excelsior)	7,913	96,782

Value (Van Kampen)	10,455	112,912

John Hancock Funds III 4.00%		129,042

International Core (GMO)	2,972	129,042

Total investment companies 100.04%		$3,226,063

Liabilities in excess of other assets (0.04)%		(1,309)

Total net assets 100.00%		$3,224,754

Percentages are stated as a percent of net assets.

See notes to financial statements

Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Lifecycle 2040 Portfolio
Securities owned by the Portfolio on 2-28-07 (Unaudited)

Issuer	Shares	Value

Investment companies 100.04%		$3,489,222

(Cost $3,468,055)

All investments are in Class NAV shares.

John Hancock Funds II 96.04%		$3,349,653

Blue Chip Growth (T. Rowe Price)	5,438	104,677

Capital Appreciation (Jennison)	10,163	104,677

Core Equity (Legg Mason)	6,571	104,676

Emerging Small Company (RCM)	3,674	104,676

Fundamental Value (Davis)	6,209	104,677

Index 500 (MFC Global USA)	64,805	662,952

International Equity Index (SSgA)	20,237	418,707

International Opportunities (Marsico)	7,894	139,569

International Small Cap (Templeton)	4,885	104,677

International Small Company (DFA)	9,603	104,677

International Value (Templeton)	7,532	139,569

Large Cap Value (BlackRock)	4,169	104,677

Mid Cap Index (MFC Global USA)	11,909	244,245

Mid Cap Stock (Wellington)	7,179	122,123

Natural Resources (Wellington)	5,851	209,353

Small Cap Index (MFC Global USA)	14,376	244,245

Small Company Value (T. Rowe Price)	4,076	104,677

Value & Restructuring (Excelsior)	8,559	104,676

Value (Van Kampen)	11,308	122,123

John Hancock Funds III 4.00%		139,569

International Core (GMO)	3,214	139,569

Total investment companies 100.04%		$3,489,222

Liabilities in excess of other assets (0.04)%		(1,324)

Total net assets 100.00%		$3,487,898

Percentages are stated as a percent of net assets.

Lifecycle 2035 Portfolio
Securities owned by the Portfolio on 2-28-07 (Unaudited)

Issuer	Shares	Value

Investment companies 99.74%		$6,170,665

(Cost $6,170,725)

All investments are in Class NAV shares.

John Hancock Funds II 95.75%		$5,923,838

Blue Chip Growth (T. Rowe Price)	9,617	185,120

Capital Appreciation (Jennison)	17,973	185,120

Core Equity (Legg Mason)	11,621	185,120

Emerging Small Company (RCM)	6,498	185,120

Fundamental Value (Davis)	10,980	185,120

High Yield (WAMCO)	5,928	61,707

Index 500 (MFC Global USA)	114,607	1,172,426

International Equity Index (SSgA)	35,789	740,480

International Opportunities (Marsico)	12,216	215,973

International Small Cap (Templeton)	8,638	185,120

International Small Company (DFA)	16,983	185,120

International Value (Templeton)	11,655	215,973

Large Cap Value (BlackRock)	7,372	185,120

Mid Cap Index (MFC Global USA)	21,060	431,946

Mid Cap Stock (Wellington)	12,697	215,973

Natural Resources (Wellington)	10,348	370,240

Small Cap Index (MFC Global USA)	21,792	370,240

Small Company Value (T. Rowe Price)	7,209	185,120

Strategic Bond (WAMCO)	5,129	61,707

Value & Restructuring (Excelsior)	15,137	185,120

Value (Van Kampen)	19,998	215,973

John Hancock Funds III 3.99%		246,827

International Core (GMO)	5,685	246,827

Total investment companies 99.74%		$6,170,665

Other assets in excess of liabilities 0.26%		15,949

Total net assets 100.00%		$6,186,614

Percentages are stated as a percent of net assets.

See notes to financial statements

Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Lifecycle 2030 Portfolio
Securities owned by the Portfolio on 2-28-07 (Unaudited)

Issuer	Shares	Value

Investment companies 100.00%		$6,918,264

(Cost $6,932,337)

All investments are in Class NAV shares.

John Hancock Funds II 96.00%		$6,641,533

Blue Chip Growth (T. Rowe Price)	10,782	207,548

Capital Appreciation (Jennison)	16,792	172,956

Core Equity (Legg Mason)	13,029	207,548

Emerging Small Company (RCM)	6,071	172,957

Fundamental Value (Davis)	12,310	207,548

Index 500 (MFC Global USA)	135,254	1,383,653

International Equity Index (SSgA)	40,125	830,192

International Opportunities (Marsico)	11,739	207,548

International Small Cap (Templeton)	6,457	138,365

International Small Company (DFA)	19,041	207,548

International Value (Templeton)	11,201	207,548

Large Cap Value (BlackRock)	8,266	207,548

Mid Cap Index (MFC Global USA)	23,612	484,278

Mid Cap Stock (Wellington)	12,202	207,548

Natural Resources (Wellington)	11,601	415,096

Real Estate Equity (T. Rowe Price)	5,539	69,183

Real Return Bond (PIMCO)	5,233	69,183

Small Cap Index (MFC Global USA)	24,432	415,096

Small Company Value (T. Rowe Price)	6,735	172,956

Strategic Bond (WAMCO)	5,751	69,183

Total Bond Market (Declaration)	6,823	69,182

U.S. High Yield Bond (Wells Capital)	10,295	138,365

Value & Restructuring (Excelsior)	14,142	172,956

Value (Van Kampen)	19,217	207,548

John Hancock Funds III 4.00%		276,731

International Core (GMO)	6,373	276,731

Total investment companies 100.00%		$6,918,264

Other assets in excess of liabilities 0.00%		244

Total net assets 100.00%		$6,918,508

Percentages are stated as a percent of net assets.

Lifecycle 2025 Portfolio
Securities owned by the Portfolio on 2-28-07 (Unaudited)

Issuer	Shares	Value

Investment companies 99.72%		$9,838,870

(Cost $9,848,916)

All investments are in Class NAV shares.

John Hancock Funds II 96.73%		$9,543,704

Blue Chip Growth (T. Rowe Price)	15,333	295,166

Capital Appreciation (Jennison)	19,105	196,777

Core Equity (Legg Mason)	18,529	295,166

Emerging Small Company (RCM)	6,907	196,777

Fundamental Value (Davis)	17,507	295,166

High Income (MFC Global US)	8,808	98,389

High Yield (WAMCO)	28,354	295,166

Index 500 (MFC Global USA)	201,971	2,066,163

International Equity Index (SSgA)	52,309	1,082,276

International Opportunities (Marsico)	16,695	295,166

International Small Cap (Templeton)	9,182	196,777

International Small Company (DFA)	27,079	295,166

International Value (Templeton)	15,929	295,166

Large Cap Value (BlackRock)	11,755	295,166

Mid Cap Index (MFC Global USA)	28,783	590,332

Mid Cap Stock (Wellington)	14,460	245,972

Natural Resources (Wellington)	13,749	491,944

Real Estate Equity (T. Rowe Price)	7,877	98,389

Real Return Bond (PIMCO)	14,885	196,777

Small Cap Index (MFC Global USA)	34,746	590,332

Small Company Value (T. Rowe Price)	7,663	196,777

Strategic Bond (WAMCO)	8,179	98,389

Strategic Income (MFC Global US)	9,761	98,389

Total Bond Market (Declaration)	9,703	98,389

Total Return (PIMCO)	7,109	98,389

U.S. High Yield Bond (Wells Capital)	7,321	98,389

Value & Restructuring (Excelsior)	16,090	196,777

Value (Van Kampen)	22,775	245,972

John Hancock Funds III 2.99%		295,166

International Core (GMO)	6,798	295,166

Total investment companies 99.72%		$9,838,870

Other assets in excess of liabilities 0.28%		27,136

Total net assets 100.00%		$9,866,006

Percentages are stated as a percent of net assets.

See notes to financial statements

Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Lifecycle 2020 Portfolio
Securities owned by the Portfolio on 2-28-07 (Unaudited)

Issuer	Shares	Value

Investment companies 99.99%		$10,262,362

(Cost $10,268,519)

All investments are in Class NAV shares.

John Hancock Funds II 97.49%		$10,005,803

Blue Chip Growth (T. Rowe Price)	15,993	307,871

Capital Appreciation (Jennison)	19,927	205,247

Core Equity (Legg Mason)	12,884	205,247

Emerging Small Company (RCM)	5,403	153,935

Fundamental Value (Davis)	18,260	307,871

Global Real Estate (Deutsche)	8,310	102,624

High Income (MFC Global US)	18,375	205,247

High Yield (WAMCO)	49,291	513,118

Index 500 (MFC Global USA)	230,728	2,360,343

International Equity Index (SSgA)	52,081	1,077,548

International Opportunities (Marsico)	11,609	205,247

International Small Cap (Templeton)	9,578	205,247

International Small Company (DFA)	18,830	205,247

International Value (Templeton)	11,076	205,247

Large Cap Value (BlackRock)	12,261	307,871

Mid Cap Index (MFC Global USA)	25,018	513,118

Mid Cap Stock (Wellington)	9,050	153,936

Natural Resources (Wellington)	14,341	513,118

Real Estate Equity (T. Rowe Price)	8,216	102,624

Real Return Bond (PIMCO)	23,288	307,871

Small Cap Index (MFC Global USA)	24,161	410,495

Small Company Value (T. Rowe Price)	5,994	153,935

Spectrum Income (T. Rowe Price)	9,709	102,624

Strategic Bond (WAMCO)	17,061	205,247

Strategic Income (MFC Global US)	10,181	102,624

Total Bond Market (Declaration)	10,121	102,624

Total Return (PIMCO)	14,830	205,247

U.S. High Yield Bond (Wells Capital)	15,271	205,247

Value & Restructuring (Excelsior)	16,782	205,247

Value (Van Kampen)	14,253	153,936

John Hancock Funds III 2.50%		256,559

International Core (GMO)	5,909	256,559

Total investment companies 99.99%		$10,262,362

Other assets in excess of liabilities 0.01%		1,200

Total net assets 100.00%		$10,263,562

Percentages are stated as a percent of net assets.

Lifecycle 2015 Portfolio
Securities owned by the Portfolio on 2-28-07 (Unaudited)

Issuer	Shares	Value

Investment companies 99.94%		$8,670,608

(Cost $8,663,333)

All investments are in Class NAV shares.

John Hancock Funds II 97.94%		$8,497,196

Blue Chip Growth (T. Rowe Price)	9,008	173,412

Capital Appreciation (Jennison)	16,836	173,412

Core Equity (Legg Mason)	10,886	173,412

Emerging Small Company (RCM)	3,043	86,706

Fundamental Value (Davis)	15,428	260,119

Global Real Estate (Deutsche)	14,041	173,412

High Income (MFC Global US)	15,525	173,412

High Yield (WAMCO)	74,962	780,355

Index 500 (MFC Global USA)	186,465	1,907,533

International Equity Index (SSgA)	33,526	693,649

International Opportunities (Marsico)	7,356	130,059

International Small Cap (Templeton)	4,046	86,706

International Small Company (DFA)	15,909	173,412

International Value (Templeton)	7,019	130,059

Large Cap Value (BlackRock)	6,906	173,412

Mid Cap Index (MFC Global USA)	12,683	260,119

Mid Cap Stock (Wellington)	5,097	86,706

Natural Resources (Wellington)	12,117	433,531

Real Estate Equity (T. Rowe Price)	20,826	260,118

Real Return Bond (PIMCO)	26,235	346,825

Small Cap Index (MFC Global USA)	10,207	173,412

Small Company Value (T. Rowe Price)	3,376	86,706

Spectrum Income (T. Rowe Price)	16,406	173,412

Strategic Bond (WAMCO)	21,622	260,118

Strategic Income (MFC Global US)	17,204	173,412

Total Bond Market (Declaration)	34,204	346,825

Total Return (PIMCO)	12,530	173,412

U.S. High Yield Bond (Wells Capital)	12,903	173,412

Value & Restructuring (Excelsior)	14,179	173,412

Value (Van Kampen)	8,028	86,706

John Hancock Funds III 2.00%		173,412

International Core (GMO)	3,994	173,412

Total investment companies 99.94%		$8,670,608

Other assets in excess of liabilities 0.06%		5,070

Total net assets 100.00%		$8,675,678

Percentages are stated as a percent of net assets.

See notes to financial statements

Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Lifecycle 2010 Portfolio
Securities owned by the Portfolio on 2-28-07 (Unaudited)

Issuer	Shares	Value

Investment companies 99.95%		$5,508,819

(Cost $5,481,972)

All investments are in Class NAV shares.

John Hancock Funds II 98.45%		$5,426,187

Blue Chip Growth (T. Rowe Price)	5,723	110,177

Capital Appreciation (Jennison)	10,697	110,176

Core Equity (Legg Mason)	3,458	55,088

Fundamental Value (Davis)	6,535	110,176

Global Real Estate (Deutsche)	13,382	165,265

High Income (MFC Global US)	19,727	220,353

High Yield (WAMCO)	42,335	440,706

Index 500 (MFC Global USA)	107,699	1,101,764

International Equity Index (SSgA)	17,307	358,073

International Opportunities (Marsico)	3,116	55,088

International Small Cap (Templeton)	2,571	55,088

International Small Company (DFA)	5,054	55,088

International Value (Templeton)	2,973	55,088

Investment Quality Bond (Wellington)	9,282	110,176

Large Cap Value (BlackRock)	4,388	110,176

Mid Cap Index (MFC Global USA)	5,372	110,176

Natural Resources (Wellington)	6,159	220,353

Real Estate Equity (T. Rowe Price)	17,642	220,353

Real Return Bond (PIMCO)	20,835	275,441

Small Cap Index (MFC Global USA)	6,485	110,176

Spectrum Income (T. Rowe Price)	15,635	165,265

Strategic Bond (WAMCO)	18,317	220,353

Strategic Income (MFC Global US)	16,395	165,265

Total Bond Market (Declaration)	38,029	385,617

Total Return (PIMCO)	7,961	110,177

U.S. High Yield Bond (Wells Capital)	16,395	220,353

Value & Restructuring (Excelsior)	9,009	110,176

John Hancock Funds III 1.50%

International Core (GMO)	1,903	82,632

Total investment companies 99.95%		$5,508,819

Other assets in excess of liabilities 0.05%		2,873

Total net assets 100.00%		$5,511,692

Percentages are stated as a percent of net assets.

Lifecycle Retirement Portfolio
Securities owned by the Portfolio on 2-28-07 (Unaudited)

Issuer	Shares	Value

Investment companies 91.31%		$16,600,763

(Cost $16,416,148)

Investment Companies 2.40%		$437,517

PowerShares DB Commodity
Index Tracking Fund	17,300	437,517
All investments are in Class NAV shares.

John Hancock Funds II 87.91%		15,981,637

Core Equity (Legg Mason)	34,201	544,829

Emerging Small Company (RCM)	6,374	181,609

Fundamental Value (Davis)	32,315	544,828

Global Bond (PIMCO)	49,927	726,438

Global Real Estate (Deutsche)	58,821	726,438

High Income (MFC Global US)	81,293	908,047

High Yield (WAMCO)	87,228	908,047

Index 500 (MFC Global USA)	159,774	1,634,486

International Equity Index (SSgA)	26,333	544,829

International Small Cap (Templeton)	8,475	181,609

International Small Company (DFA)	33,323	363,219

International Value (Templeton)	9,801	181,609

Investment Quality Bond (Wellington)	45,900	544,828

Natural Resources (Wellington)	20,303	726,438

Real Estate Equity (T. Rowe Price)	43,621	544,829

Real Return Bond (PIMCO)	137,375	1,816,095

Small Cap Index (MFC Global USA)	32,068	544,829

Small Company Value (T. Rowe Price)	7,072	181,609

Spectrum Income (T. Rowe Price)	51,545	544,829

Strategic Bond (WAMCO)	45,289	544,829

Strategic Income (MFC Global US)	54,050	544,829

Total Bond Market (Declaration)	107,461	1,089,657

Total Return (PIMCO)	39,366	544,829

U.S. High Yield Bond (Wells Capital)	67,563	908,048

John Hancock Funds III 1.00%		181,609

International Core (GMO)	4,183	181,609

	Principal
	amount	Value

Short term investments 8.33%		$1,513,210

(Cost $1,513,210)

Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 04/09/2007	$200,000	198,888
5.12% due 05/02/2007	550,000	545,150

Federal National Mortgage
Association Discount Notes
zero coupon due 03/30/2007	200,000	199,172

Societe Generale North America, Inc.
5.33% due 03/01/2007	570,000	570,000

Total Investments 99.64%		$18,113,973

Other assets in excess of liabilities 0.36%		66,237

Total net assets 100.00%		$18,180,210

Percentages are stated as a percent of net assets.

See notes to financial statements

Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statements of assets and liabilities 2-28-07 (Unaudited)

These Statements of Assets and Liabilities are the Portfolios’ balance sheets. They show the value of what each Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share for each Portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Lifecycle	Lifecycle	Lifecycle
	2045 Portfolio	2040 Portfolio	2035 Portfolio

Assets

Investments in affiliated funds, at value (Note 8)	$3,226,063	$3,489,222	$6,170,665
Receivable for investments sold	5,793	5,654	6,149
Receivable for fund shares sold	9,104	44,760	50,352
Receivable due from adviser	10,617	10,594	10,457
Other assets	3,695	3,695	3,695

Total assets	3,255,272	3,553,925	6,241,318

Liabilities

Payable for investments purchased	14,875	50,384	39,060
Payable to affiliates: Fund administration fees	15	15	15
Transfer agent fees	52	52	52
Trustees’ fees	11	11	11
Accrued expenses	15,565	15,565	15,566

Total liabilities	30,518	66,027	54,704

Net assets

Capital paid-in	3,213,408	3,471,456	6,191,906
Undistributed net investment income (loss)	(1,032)	(1,116)	(1,537)
Accumulated undistributed net realized gain (loss) on investments	(850)	(3,609)	(3,695)
Net unrealized appreciation (depreciation) on investments	13,228	21,167	(60)

Net assets	$3,224,754	$3,487,898	$6,186,614
Investments in affiliated funds, at cost	$3,212,835	$3,468,055	$6,170,725

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Class A: Net assets	$129,032	$105,358	$105,342
Shares outstanding	12,540	10,218	10,156
Net asset value and redemption price per share	$10.29	$10.31	$10.37
Class B:[1] Net assets	$105,079	$105,114	$105,099
Shares outstanding	10,223	10,206	10,144
Net asset value and offering price per share	$10.28	$10.30	$10.36
Class C:[1] Net assets	$115,952	$105,109	$122,493
Shares outstanding	11,282	10,206	11,824
Net asset value and offering price per share	$10.28	$10.30	$10.36
Class R: Net assets	$105,061	$105,096	$105,081
Shares outstanding	10,223	10,206	10,143
Net asset value, offering price and redemption price per share	$10.28	$10.30	$10.36
Class R1: Net assets	$105,149	$105,183	$105,168
Shares outstanding	10,227	10,210	10,147
Net asset value, offering price and redemption price per share	$10.28	$10.30	$10.36
Class R2: Net assets	$105,236	$105,270	$105,255
Shares outstanding	10,231	10,214	10,152
Net asset value, offering price and redemption price per share	$10.29	$10.31	$10.37
Class R3: Net assets	$105,184	$105,218	$105,203
Shares outstanding	10,228	10,211	10,149
Net asset value, offering price and redemption price per share	$10.28	$10.30	$10.37
Class R4: Net assets	$105,288	$105,323	$105,308
Shares outstanding	10,233	10,216	10,154
Net asset value, offering price and redemption price per share	$10.29	$10.31	$10.37
Class R5: Net assets	$105,393	$107,859	$111,571
Shares outstanding	10,238	10,457	10,752
Net asset value, offering price and redemption price per share	$10.29	$10.31	$10.38
Class 1: Net assets	$2,243,380	$2,538,368	$5,216,094
Shares outstanding	217,945	246,102	502,485
Net asset value, offering price and redemption price per share	$10.29	$10.31	$10.38

Maximum public offering price per share

Class A (net asset value per share ÷ 95%) [2]	$10.83	$10.85	$10.92

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Statements of assets and liabilities 2-28-07 (Unaudited)
Continued

	Lifecycle	Lifecycle	Lifecycle
	2030 Portfolio	2025 Portfolio	2020 Portfolio

Assets

Investments in affiliated funds, at value (Note 8)	$6,918,264	$9,838,870	$10,262,362
Receivable for investments sold	5,855	41,400	41,811
Receivable for fund shares sold	395,733	26,133	35,650
Receivable due from adviser	12,112	12,907	13,106
Other assets	3,695	3,695	3,695

Total assets	7,335,659	9,923,005	10,356,624

Liabilities

Payable for investments purchased	401,508	33,142	77,418
Payable for fund shares repurchased	—	8,215	—
Payable to affiliates Fund administration fees	15	15	15
Transfer agent fees	52	52	53
Trustees’ fees	11	11	11
Accrued expenses	15,565	15,564	15,565

Total liabilities	417,151	56,999	93,062

Net assets

Capital paid-in	6,937,053	9,879,110	10,284,708
Undistributed net investment income (loss)	(1,210)	(1,692)	(1,670)
Accumulated undistributed net realized gain (loss) on investments	(3,262)	(1,366)	(13,319)
Net unrealized appreciation (depreciation) on investments	(14,073)	(10,046)	(6,157)

Net assets	$6,918,508	$9,866,006	$10,263,562
Investments in affiliated funds, at cost	$6,932,337	$9,848,916	$10,268,519

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Class A: Net assets	$108,809	$115,651	$196,595
Shares outstanding	10,560	11,220	19,066
Net asset value and redemption price per share	$10.30	$10.31	$10.31
Class B:[1] Net assets	$105,942	$120,522	$111,801
Shares outstanding	10,294	11,708	10,857
Net asset value and offering price per share	$10.29	$10.29	$10.30
Class C:[1] Net assets	$104,940	$134,397	$104,633
Shares outstanding	10,197	13,055	10,161
Net asset value and offering price per share	$10.29	$10.29	$10.30
Class R: Net assets	$104,926	$104,776	$104,622
Shares outstanding	10,196	10,178	10,161
Net asset value, offering price and redemption price per share	$10.29	$10.29	$10.30
Class R1: Net assets	$105,013	$104,863	$104,709
Shares outstanding	10,201	10,183	10,165
Net asset value, offering price and redemption price per share	$10.29	$10.30	$10.30
Class R2: Net assets	$105,099	$104,949	$104,795
Shares outstanding	10,205	10,187	10,169
Net asset value, offering price and redemption price per share	$10.30	$10.30	$10.31
Class R3: Net assets	$105,047	$104,897	$104,743
Shares outstanding	10,202	10,184	10,167
Net asset value, offering price and redemption price per share	$10.30	$10.30	$10.30
Class R4: Net assets	$105,152	$105,002	$104,848
Shares outstanding	10,207	10,189	10,172
Net asset value, offering price and redemption price per share	$10.30	$10.31	$10.31
Class R5: Net assets	$105,256	$105,106	$258,970
Shares outstanding	10,212	10,194	25,110
Net asset value, offering price and redemption price per share	$10.31	$10.31	$10.31
Class 1: Net assets	$5,968,324	$8,865,843	$9,067,846
Shares outstanding	579,060	859,997	879,055
Net asset value, offering price and redemption price per share	$10.31	$10.31	$10.32

Maximum public offering price per share

Class A (net asset value per share ÷ 95%) [2]	$10.84	$10.85	$10.85

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities 2-28-07 (Unaudited)
Continued

			Lifecycle
	Lifecycle	Lifecycle	Retirement
	2015 Portfolio	2010 Portfolio	Portfolio

Assets

Investments in affiliated funds, at value (Note 8)	$8,670,608	$5,508,819	$16,163,246
Investments in unaffiliated issuers, at value	—	—	1,950,727
Total investments, at value	8,670,608	5,508,819	18,113,973
Cash	—	—	8,816
Receivable for investments sold	6,795	6,565	155,325
Receivable for fund shares sold	223,204	552,536	187,101
Receivable due from adviser	16,977	14,791	31,189
Other assets	3,695	3,695	3,695

Total assets	8,921,279	6,086,406	18,500,099

Liabilities

Payable for investments purchased	229,962	559,074	304,264
Payable to affiliates Fund administration fees	15	15	—
Transfer agent fees	51	51	51
Trustees’ fees	11	11	11
Accrued expenses	15,562	15,563	15,563

Total liabilities	245,601	574,714	319,889

Net assets

Capital paid-in	8,665,962	5,483,080	17,965,765
Undistributed net investment income (loss)	(1,565)	(1,314)	16,071
Accumulated undistributed net realized gain (loss) on investments	4,006	3,079	13,759
Net unrealized appreciation (depreciation) on investments	7,275	26,847	184,615

Net assets	$8,675,678	$5,511,692	$18,180,210
Investments in affiliated funds, at cost	$8,663,333	$5,481,972	$15,996,532
Investments in unaffiliated issuers, at cost	—	—	$1,932,826

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Class A: Net assets	$106,019	$104,568	$226,819
Shares outstanding	10,304	10,151	22,164
Net asset value and redemption price per share	$10.29	$10.30	$10.23
Class B:[1] Net assets	$110,576	$104,325	$103,853
Shares outstanding	10,759	10,139	10,160
Net asset value and offering price per share	$10.28	$10.29	$10.22
Class C:[1] Net assets	$104,454	$104,319	$129,937
Shares outstanding	10,164	10,139	12,712
Net asset value and offering price per share	$10.28	$10.29	$10.22
Class R: Net assets	$104,442	$104,308	$103,836
Shares outstanding	10,163	10,139	10,159
Net asset value, offering price and redemption price per share	$10.28	$10.29	$10.22
Class R1: Net assets	$104,529	$104,395	$103,922
Shares outstanding	10,167	10,143	10,163
Net asset value, offering price and redemption price per share	$10.28	$10.29	$10.23
Class R2: Net assets	$104,615	$104,481	$104,009
Shares outstanding	10,171	10,147	10,167
Net asset value, offering price and redemption price per share	$10.29	$10.30	$10.23
Class R3: Net assets	$104,563	$104,429	$103,957
Shares outstanding	10,169	10,144	10,165
Net asset value, offering price and redemption price per share	$10.28	$10.29	$10.23
Class R4: Net assets	$104,667	$104,533	$104,060
Shares outstanding	10,174	10,149	10,170
Net asset value, offering price and redemption price per share	$10.29	$10.30	$10.23
Class R5: Net assets	$104,771	$104,637	$104,164
Shares outstanding	10,179	10,154	10,175
Net asset value, offering price and redemption price per share	$10.29	$10.30[3]	$10.24
Class 1: Net assets	$7,727,042	$4,571,697	$17,095,653
Shares outstanding	750,441	443,575	1,669,961
Net asset value, offering price and redemption price per share	$10.30	$10.31	$10.24

Maximum public offering price per share

Class A (net asset value per share ÷ 95%) [2]	$10.83	$10.84	$10.77

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

3 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value, offering price and redemption price are as reported on 2-28-07.

See notes to financial statements

Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Statements of operations For the period ended 2-28-07 (Unaudited)

These Statements of Operations summarize the Portfolios’ investment income earned and expenses incurred in operating each Portfolio. They also show net gains (losses) for the period stated.

	Lifecycle	Lifecycle	Lifecycle
	2045 Portfolio[1]	2040 Portfolio[1]	2035 Portfolio[1]

Investment income

Income distributions received from affiliated underlying funds	$9,492	$9,202	$11,141
Total investment income	9,492	9,202	11,141

Expenses

Investment management fees (Note 3)	328	355	515
Distribution and service fees (Note 3)	2,068	2,073	2,207
Transfer agent fees (Note 3)	136	136	136
Blue sky fees (Note 3)	30,492	30,492	30,492
Printing and postage fees (Note 3)	1,210	1,210	1,210
Audit and legal fees	10,946	10,946	10,946
Custodian fees	3,978	3,978	3,978
Registration and filing fees	57	57	57
Fund administration fees (Note 3)	19	19	19
Trustees’ fees (Note 4)	11	11	11
Miscellaneous	8	7	7

Total expenses	49,253	49,284	49,578

Less: expense reductions (Note 3)	(46,253)	(46,215)	(45,974)
Net expenses	3,000	3,069	3,604

Net investment income (loss)	6,492	6,133	7,537

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	(850)	(3,609)	(3,695)
Capital gain distributions received from affiliated underlying funds	25,001	24,249	27,917
Change in net unrealized appreciation (depreciation) of:
Investments in affiliated underlying funds	13,228	21,167	(60)
Net realized and unrealized gain (loss)	37,379	41,807	24,162

Increase (decrease) in net assets from operations	$43,871	$47,940	$31,699

1 Period from 10-30-06 (commencement of operations) to 2-28-07.

See notes to financial statements

Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Statements of operations For the period ended 2-28-07 (Unaudited)
Continued

	Lifecycle	Lifecycle	Lifecycle
	2030 Portfolio[1]	2025 Portfolio[1]	2020 Portfolio[1]
Investment income

Income distributions received from affiliated underlying funds	$17,660	$24,343	$27,917
Total investment income	17,660	24,343	27,917

Expenses

Investment management fees (Note 3)	574	828	823
Distribution and service fees (Note 3)	2,254	2,481	2,463
Transfer agent fees (Note 3)	136	136	138
Blue sky fees (Note 3)	30,492	30,492	30,492
Printing and postage fees (Note 3)	1,210	1,210	1,210
Audit and legal fees	10,946	10,946	10,946
Custodian fees	3,978	3,978	3,978
Registration and filing fees	57	57	57
Fund administration fees (Note 3)	19	19	19
Trustees’ fees (Note 4)	11	11	11
Miscellaneous	6	7	5

Total expenses	49,683	50,165	50,142

Less: expense reductions (Note 3)	(45,886)	(45,506)	(45,516)
Net expenses	3,797	4,659	4,626

Net investment income (loss)	13,863	19,684	23,291

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	(4,958)	(4,073)	(16,200)
Net increase from payments by affiliates (Note 1)	1,696	2,707	2,881
Capital gain distributions received from affiliated underlying funds	38,317	45,842	39,111
Change in net unrealized appreciation (depreciation) of:
Investments in affiliated underlying funds	(14,073)	(10,046)	(6,157)
Net realized and unrealized gain (loss)	20,982	34,430	19,635

Increase (decrease) in net assets from operations	$34,845	$54,114	$42,926

1 Period from 10-30-06 (commencement of operations) to 2-28-07.

See notes to financial statements

Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Statements of operations For the period ended 2-28-07 (Unaudited)
Continued

			Lifecycle
	Lifecycle	Lifecycle	Retirement
	2015 Portfolio[1]	2010 Portfolio[1]	Portfolio[1]
Investment income

Income distributions received from affiliated underlying funds	$22,392	$15,436	$53,455
Interest	—	—	22,827
Dividends	—	—	3,477
Total investment income	22,392	15,436	79,759

Expenses

Investment management fees (Note 3)	643	432	2,356
Distribution and service fees (Note 3)	2,301	2,120	3,240
Transfer agent fees (Note 3)	135	135	135
Blue sky fees (Note 3)	30,492	30,492	30,492
Printing and postage fees (Note 3)	1,210	1,210	1,210
Audit and legal fees	10,946	10,946	10,946
Custodian fees	3,978	3,978	3,978
Registration and filing fees	57	57	57
Fund administration fees (Note 3)	19	19	19
Trustees’ fees (Note 4)	11	11	11
Miscellaneous	6	7	6

Total expenses	49,798	49,407	52,450

Less: expense reductions (Note 3)	(45,783)	(46,098)	(44,112)
Net expenses	4,015	3,309	8,338

Net investment income (loss)	18,377	12,127	71,421

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	(2,634)	(1,207)	(7,677)
Investments in unaffiliated issuers	—	—	(23)
Net increase from payments by affiliates (Note 1)	6,640	4,286	21,459
Capital gain distributions received from affiliated underlying funds	21,917	9,721	41,543
Change in net unrealized appreciation (depreciation) of:
Investments in affiliated underlying funds	7,275	26,847	166,714
Investments in unaffiliated issuers	—	—	17,901
Net realized and unrealized gain (loss)	33,198	39,647	239,917

Increase (decrease) in net assets from operations	$51,575	$51,774	$311,338

1 Period from 10-30-06 (commencement of operations) to 2-28-07.

See notes to financial statements

Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Portfolios’ net assets have changed during the period. They reflect earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Lifecycle 2045 Portfolio	Lifecycle 2040 Portfolio	Lifecycle 2035 Portfolio
	Period ended 2-28-07[1]	Period ended 2-28-07[1]	Period ended 2-28-07[1]
	(Unaudited)	(Unaudited)	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income (loss)	$6,492	$6,133	$7,537
Net realized gain (loss)	24,151	20,640	24,222
Change in net unrealized appreciation	13,228	21,167	(60)
(depreciation)
Increase (decrease) in net assets	43,871	47,940	31,699
resulting from operations

Distributions to shareholders

From net investment income
Class A	(2,410)	(2,240)	(1,608)
Class B	(2,290)	(2,121)	(1,488)
Class C	(2,290)	(2,121)	(1,488)
Class R	(2,282)	(2,112)	(1,480)
Class R1	(2,325)	(2,155)	(1,522)
Class R2	(2,368)	(2,198)	(1,565)
Class R3	(2,342)	(2,172)	(1,540)
Class R4	(2,393)	(2,223)	(1,591)
Class R5	(2,444)	(2,274)	(1,642)
Class 1	(11,381)	(11,882)	(23,067)
Total distributions	(32,525)	(31,498)	(36,991)

From Fund share transactions	3,213,408	3,471,456	6,191,906

Net assets

Beginning of period	—	—	—
End of period	$3,224,754	$3,487,898	$6,186,614

Undistributed net investment	($1,032)	($1,116)	($1,537)
income (loss)

1 Period from 10-30-06 (commencement of operations) to 2-28-07.

See notes to financial statements

Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets
Continued

	Lifecycle 2030 Portfolio	Lifecycle 2025 Portfolio	Lifecycle 2020 Portfolio
	Period ended 2-28-07[1]	Period ended 2-28-07[1]	Period ended 2-28-07[1]
	(Unaudited)	(Unaudited)	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income (loss)	$13,863	$19,684	$23,291
Net realized gain (loss)	35,055	44,476	25,792
Change in net unrealized appreciation	(14,073)	(10,046)	(6,157)
(depreciation)
Increase (decrease) in net assets	34,845	54,114	42,926
resulting from operations

Distributions to shareholders

From net investment income
Class A	(2,144)	(1,958)	(1,775)
Class B	(2,024)	(1,838)	(1,655)
Class C	(2,024)	(1,838)	(1,655)
Class R	(2,016)	(1,830)	(1,647)
Class R1	(2,059)	(1,873)	(1,690)
Class R2	(2,102)	(1,915)	(1,732)
Class R3	(2,076)	(1,890)	(1,707)
Class R4	(2,127)	(1,941)	(1,758)
Class R5	(2,178)	(1,993)	(1,810)
Class 1	(34,640)	(50,142)	(48,643)
Total distributions	(53,390)	(67,218)	(64,072)

From Fund share transactions	6,937,053	9,879,110	10,284,708

Net assets

Beginning of period	—	—	—
End of period	$6,918,508	$9,866,006	$10,263,562

Undistributed net investment	($1,210)	($1,692)	($1,670)
income (loss)

1 Period from 10-30-06 (commencement of operations) to 2-28-07.

See notes to financial statements

Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets
Continued

			Lifecycle
	Lifecycle 2015 Portfolio	Lifecycle 2010 Portfolio	Retirement Portfolio
	Period ended 2-28-07[1]	Period ended 2-28-07[1]	Period ended 2-28-07[1]
	(Unaudited)	(Unaudited)	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income (loss)	$18,377	$12,127	$71,421
Net realized gain (loss)	25,923	12,800	55,302
Change in net unrealized appreciation	7,275	26,847	184,615
(depreciation)
Increase (decrease) in net assets	51,575	51,774	311,338
resulting from operations

Distributions to shareholders

From net investment income
Class A	(1,794)	(1,540)	(1,736)
Class B	(1,674)	(1,421)	(1,617)
Class C	(1,674)	(1,421)	(1,617)
Class R	(1,666)	(1,413)	(1,608)
Class R1	(1,708)	(1,455)	(1,651)
Class R2	(1,751)	(1,498)	(1,693)
Class R3	(1,725)	(1,473)	(1,668)
Class R4	(1,777)	(1,524)	(1,719)
Class R5	(1,828)	(1,574)	(1,769)
Class 1	(26,262)	(9,843)	(81,815)
Total distributions	(41,859)	(23,162)	(96,893)

From Fund share transactions	8,665,962	5,483,080	17,965,765

Net assets

Beginning of period	—	—	—
End of period	$8,675,678	$5,511,692	$18,180,210

Undistributed net investment	($1,565)	($1,314)	$16,071
income (loss)

1 Period from 10-30-06 (commencement of operations) to 2-28-07.

See notes to financial statements

Lifecycle Portfolios

F I N A N C I A L   S T A T E M E N T S

Financial highlights

These Financial Highlights show how each Portfolios’ net asset value for a share has changed since the beginning of the period.

Lifecycle 2045 Portfolio
Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net realized
	Net asset	Net	and unreal-									Net
	value,	investment	ized gain	Total from	From net			Net asset	Total	Net	Gross	investment	Net assets,	Portfolio
	beginning	income	(loss) on	investment	investment	From net	Total	value, end	return	expenses	expenses	income	end of period	turnover
Period ended	of period	(loss)[12]	investments	operations	income	realized gain	distributions	of period	(%)[3,4]	(%)[8]	(%)[7,8]	(loss) (%)[12]	(in millions)	(%)

CLASS A

2-28-07[1,2]	$10.00	0.09	0.44	0.53	(0.24)	—	(0.24)	$10.29	5.32[5]	0.45[9]	3.71[9]	1.47[9]	—[6]	2[5]

CLASS B

2-28-07[1,2]	$10.00	0.04	0.47	0.51	(0.23)	—	(0.23)	$10.28	5.10[5]	1.14[9]	4.50[9]	0.90[9]	—[6]	2[5]

CLASS C

2-28-07[1,2]	$10.00	0.05	0.46	0.51	(0.23)	—	(0.23)	$10.28	5.10[5]	1.16[9]	4.46[9]	0.81[9]	—[6]	2[5]

CLASS R

2-28-07[1,2]	$10.00	0.03	0.48	0.51	(0.23)	—	(0.23)	$10.28	5.09[5]	1.19[9]	19.17[9]	0.85[9]	—[6]	2[5]

CLASS R1

2-28-07[1,2]	$10.00	0.04	0.47	0.51	(0.23)	—	(0.23)	$10.28	5.13[5]	0.94[9]	18.92[9]	1.10[9]	—[6]	2[5]

CLASS R2

2-28-07[1,2]	$10.00	0.05	0.48	0.53	(0.24)	—	(0.24)	$10.29	5.28[5]	0.69[9]	18.66[9]	1.35[9]	—[6]	2[5]

CLASS R3

2-28-07[1,2]	$10.00	0.05	0.46	0.51	(0.23)	—	(0.23)	$10.28	5.15[5]	0.84[9]	18.81[9]	1.20[9]	—[6]	2[5]

CLASS R4

2-28-07[1,2]	$10.00	0.06	0.47	0.53	(0.24)	—	(0.24)	$10.29	5.30[5]	0.55[9]	18.51[9]	1.49[9]	—[6]	2[5]

CLASS R5

2-28-07[1,2]	$10.00	0.07	0.46	0.53	(0.24)	—	(0.24)	$10.29	5.35[5]	0.25[9]	18.21[9]	1.79[9]	—[6]	2[5]

CLASS 1

2-28-07[1,2]	$10.00	0.21	0.33	0.54	(0.25)	—	(0.25)	$10.29	5.36[5]	0.20[9]	2.39[9]	1.12[9]	$2	2[5]

See notes to financial statements

Lifecycle 2045 Portfolio

F I N A N C I A L S T A T E M E N T S

Financial highlights

Continued

Lifecycle 2040 Portfolio
Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net realized
	Net asset	Net	and unreal-									Net
	value,	investment	ized gain	Total from	From net			Net asset	Total	Net	Gross	investment	Net assets,	Portfolio
	beginning	income	(loss) on	investment	investment	From net	Total	value, end	return	expenses	expenses	income	end of period	turnover
Period ended	of period	(loss)[12]	investments	operations	income	realized gain	distributions	of period	(%)[3,4]	(%)[8]	(%)[7,8]	(loss) (%)[12]	(in millions)	(%)

CLASS A

2-28-07[1,2]	$10.00	0.06	0.47	0.53	(0.22)	—	(0.22)	$10.31	5.35[5]	0.45[9]	3.68[9]	1.59[9]	—[6]	7[5]

CLASS B

2-28-07[1,2]	$10.00	0.03	0.48	0.51	(0.21)	—	(0.21)	$10.30	5.13[5]	1.14[9]	4.37[9]	0.90[9]	—[6]	7[5]

CLASS C

2-28-07[1,2]	$10.00	0.03	0.48	0.51	(0.21)	—	(0.21)	$10.30	5.13[5]	1.16[9]	4.39[9]	0.89[9]	—[6]	7[5]

CLASS R

2-28-07[1,2]	$10.00	0.03	0.48	0.51	(0.21)	—	(0.21)	$10.30	5.12[5]	1.19[9]	19.04[9]	0.85[9]	—[6]	7[5]

CLASS R1

2-28-07[1,2]	$10.00	0.04	0.48	0.52	(0.22)	—	(0.22)	$10.30	5.16[5]	0.94[9]	18.79[9]	1.10[9]	—[6]	7[5]

CLASS R2

2-28-07[1,2]	$10.00	0.05	0.48	0.53	(0.22)	—	(0.22)	$10.31	5.31[5]	0.69[9]	18.54[9]	1.35[9]	—[6]	7[5]

CLASS R3

2-28-07[1,2]	$10.00	0.05	0.47	0.52	(0.22)	—	(0.22)	$10.30	5.18[5]	0.84[9]	18.69[9]	1.19[9]	—[6]	7[5]

CLASS R4

2-28-07[1,2]	$10.00	0.06	0.47	0.53	(0.22)	—	(0.22)	$10.31	5.33[5]	0.55[9]	18.38[9]	1.50[9]	—[6]	7[5]

CLASS R5

2-28-07[1,2]	$10.00	0.07	0.47	0.54	(0.23)	—	(0.23)	$10.31	5.38[5]	0.25[9]	18.05[9]	1.79[9]	—[6]	7[5]

CLASS 1

2-28-07[1,2]	$10.00	0.19	0.35	0.54	(0.23)	—	(0.23)	$10.31	5.39[5]	0.20[9]	2.17[9]	0.80[9]	$3	7[5]

See notes to financial statements

Lifecycle 2040 Portfolio

F I N A N C I A L   S T A T E M E N T S

Financial highlights
Continued

Lifecycle 2035 Portfolio
Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net realized
	Net asset	Net	and unreal-									Net
	value,	investment	ized gain	Total from	From net			Net asset	Total	Net	Gross	investment	Net assets,	Portfolio
	beginning	income	(loss) on	investment	investment	From net	Total	value, end	return	expenses	expenses	income	end of period	turnover
Period ended	of period	(loss)[12]	investments	operations	income	realized gain	distributions	of period	(%)[3,4]	(%)[8]	(%)[7,8]	(loss) (%)[12]	(in millions)	(%)

CLASS A

2-28-07[1,2]	$10.00	0.06	0.47	0.53	(0.16)	—	(0.16)	$10.37	5.31[5]	0.45[9]	3.19[9]	1.63[9]	—[6]	4[5]

CLASS B

2-28-07[1,2]	$10.00	0.03	0.48	0.51	(0.15)	—	(0.15)	$10.36	5.09[5]	1.14[9]	3.89[9]	0.94[9]	—[6]	4[5]

CLASS C

2-28-07[1,2]	$10.00	0.05	0.46	0.51	(0.15)	—	(0.15)	$10.36	5.09[5]	1.16[9]	3.90[9]	0.92[9]	—[6]	4[5]

CLASS R

2-28-07[1,2]	$10.00	0.03	0.48	0.51	(0.15)	—	(0.15)	$10.36	5.08[5]	1.19[9]	18.56[9]	0.89[9]	—[6]	4[5]

CLASS R1

2-28-07[1,2]	$10.00	0.04	0.47	0.51	(0.15)	—	(0.15)	$10.36	5.13[5]	0.94[9]	18.31[9]	1.14[9]	—[6]	4[5]

CLASS R2

2-28-07[1,2]	$10.00	0.05	0.48	0.53	(0.16)	—	(0.16)	$10.37	5.27[5]	0.69[9]	18.06[9]	1.38[9]	—[6]	4[5]

CLASS R3

2-28-07[1,2]	$10.00	0.04	0.48	0.52	(0.15)	—	(0.15)	$10.37	5.25[5]	0.84[9]	18.21[9]	1.24[9]	—[6]	4[5]

CLASS R4

2-28-07[1,2]	$10.00	0.05	0.48	0.53	(0.16)	—	(0.16)	$10.37	5.30[5]	0.55[9]	17.90[9]	1.53[9]	—[6]	4[5]

CLASS R5

2-28-07[1,2]	$10.00	0.07	0.47	0.54	(0.16)	—	(0.16)	$10.38	5.45[5]	0.25[9]	17.53[9]	1.82[9]	—[6]	4[5]

CLASS 1

2-28-07[1,2]	$10.00	0.13	0.42	0.55	(0.17)	—	(0.17)	$10.38	5.46[5]	0.20[9]	1.44[9]	0.64[9]	$5	4[5]
See notes to financial statements

Lifecycle 2035 Portfolio

F I N A N C I A L   S T A T E M E N T S

Financial highlights
Continued

Lifecycle 2030 Portfolio
Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net realized
	Net asset	Net	and unreal-									Net
	value,	investment	ized gain	Total from	From net			Net asset	Total	Net	Gross	investment	Net assets,	Portfolio
	beginning	income	(loss) on	investment	investment	From net	Total	value, end	return	expenses	expenses	income	end of period	turnover
Period ended	of period	(loss)[12]	investments	operations	income	realized	gain distributions	of period	(%)[3,4,10]	(%)[8]	(%)[7,8]	(loss) (%)[12]	(in millions)	(%)

CLASS A

2-28-07[1,2]	$10.00	0.07	0.44	0.51	(0.21)	—	(0.21)	$10.30	5.15[5]	0.45[9]	3.04[9]	1.62[9]	—[6]	7[5]

CLASS B

2-28-07[1,2]	$10.00	0.04	0.45	0.49	(0.20)	—	(0.20)	$10.29	4.93[5]	1.14[9]	3.75[9]	0.95[9]	—[6]	7[5]

CLASS C

2-28-07[1,2]	$10.00	0.04	0.45	0.49	(0.20)	—	(0.20)	$10.29	4.93[5]	1.16[9]	3.77[9]	0.93[9]	—[6]	7[5]

CLASS R

2-28-07[1,2]	$10.00	0.03	0.46	0.49	(0.20)	—	(0.20)	$10.29	4.92[5]	1.19[9]	18.45[9]	0.90[9]	—[6]	7[5]

CLASS R1

2-28-07[1,2]	$10.00	0.04	0.46	0.50	(0.21)	—	(0.21)	$10.29	4.96[5]	0.94[9]	18.20[9]	1.15[9]	—[6]	7[5]

CLASS R2

2-28-07[1,2]	$10.00	0.05	0.46	0.51	(0.21)	—	(0.21)	$10.30	5.11[5]	0.69[9]	17.94[9]	1.40[9]	—[6]	7[5]

CLASS R3

2-28-07[1,2]	$10.00	0.05	0.46	0.51	(0.21)	—	(0.21)	$10.30	5.08[5]	0.84[9]	18.10[9]	1.25[9]	—[6]	7[5]

CLASS R4

2-28-07[1,2]	$10.00	0.06	0.45	0.51	(0.21)	—	(0.21)	$10.30	5.14[5]	0.55[9]	17.79[9]	1.54[9]	—[6]	7[5]

CLASS R5

2-28-07[1,2]	$10.00	0.07	0.46	0.53	(0.22)	—	(0.22)	$10.31	5.29[5]	0.25[9]	17.49[9]	1.84[9]	—[6]	7[5]

CLASS 1

2-28-07[1,2]	$10.00	0.18	0.35	0.53	(0.22)	—	(0.22)	$10.31	5.30[5]	0.20[9]	1.30[9]	1.51[9]	$6	7[5]

See notes to financial statements

Lifecycle 2030 Portfolio

F I N A N C I A L   S T A T E M E N T S

Financial highlights
Continued

Lifecycle 2025 Portfolio
Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net realized
	Net asset	Net	and unreal-									Net
	value,	investment	ized gain	Total from	From net			Net asset	Total	Net	Gross	investment	Net assets,	Portfolio
	beginning	income	(loss) on	investment	investment	From net	Total	value, end	return	expenses	expenses	income	end of period	turnover
Period ended	of period	(loss)[12]	investments	operations	income	realized	gain distributions	of period	(%)[3,4,11]	(%)[8]	(%)[7,8]	(loss) (%)[12]	(in millions)	(%)

CLASS A

2-28-07[1,2]	$10.00	0.08	0.43	0.51	(0.20)	—	(0.20)	$10.31	5.07[5]	0.45[9]	2.74[9]	1.78[9]	—[6]	12[5]

CLASS B

2-28-07[1,2]	$10.00	0.06	0.41	0.47	(0.18)	—	(0.18)	$10.29	4.74[5]	1.14[9]	3.43[9]	1.08[9]	—[6]	12[5]

CLASS C

2-28-07[1,2]	$10.00	0.07	0.40	0.47	(0.18)	—	(0.18)	$10.29	4.74[5]	1.16[9]	3.35[9]	0.95[9]	—[6]	12[5]

CLASS R

2-28-07[1,2]	$10.00	0.04	0.43	0.47	(0.18)	—	(0.18)	$10.29	4.74[5]	1.19[9]	18.15[9]	1.03[9]	—[6]	12[5]

CLASS R1

2-28-07[1,2]	$10.00	0.05	0.44	0.49	(0.19)	—	(0.19)	$10.30	4.88[5]	0.94[9]	17.90[9]	1.28[9]	—[6]	12[5]

CLASS R2

2-28-07[1,2]	$10.00	0.06	0.43	0.49	(0.19)	—	(0.19)	$10.30	4.92[5]	0.69[9]	17.64[9]	1.53[9]	—[6]	12[5]

CLASS R3

2-28-07[1,2]	$10.00	0.05	0.44	0.49	(0.19)	—	(0.19)	$10.30	4.90[5]	0.84[9]	17.80[9]	1.38[9]	—[6]	12[5]

CLASS R4

2-28-07[1,2]	$10.00	0.06	0.44	0.50	(0.19)	—	(0.19)	$10.31	5.05[5]	0.54[9]	17.49[9]	1.68[9]	—[6]	12[5]

CLASS R5

2-28-07[1,2]	$10.00	0.07	0.44	0.51	(0.20)	—	(0.20)	$10.31	5.10[5]	0.25[9]	17.18[9]	1.97[9]	—[6]	12[5]

CLASS 1

2-28-07[1,2]	$10.00	0.16	0.35	0.51	(0.20)	—	(0.20)	$10.31	5.12[5]	0.20[9]	0.92[9]	1.42[9]	$9	12[5]

See notes to financial statements

Lifecycle 2025 Portfolio

F I N A N C I A L   S T A T E M E N T S

Financial highlights
Continued

Lifecycle 2020 Portfolio
Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net realized
	Net asset	Net	and unreal-									Net
	value,	investment	ized gain	Total from	From net			Net asset	Total	Net	Gross	investment	Net assets,	Portfolio
	beginning	income	(loss) on	investment	investment	From net	Total	value, end	return	expenses	expenses	income	end of period	turnover
Period ended	of period	(loss)[12]	investments	operations	income	realized	gain distributions	of period	(%)[3,4,13]	(%)[8]	(%)[7,8]	(loss) (%)[12]	(in millions)	(%)

CLASS A

2-28-07[1,2]	$10.00	0.12	0.37	0.49	(0.18)	—	(0.18)	$10.31	4.89[5]	0.45[9]	2.40[9]	1.86[9]	—[6]	19[5]

CLASS B

2-28-07[1,2]	$10.00	0.06	0.41	0.47	(0.17)	—	(0.17)	$10.30	4.66[5]	1.14[9]	3.23[9]	1.38[9]	—[6]	19[5]

CLASS C

2-28-07[1,2]	$10.00	0.05	0.42	0.47	(0.17)	—	(0.17)	$10.30	4.66[5]	1.16[9]	3.25[9]	1.37[9]	—[6]	19[5]

CLASS R

2-28-07[1,2]	$10.00	0.05	0.41	0.46	(0.16)	—	(0.16)	$10.30	4.65[5]	1.19[9]	17.98[9]	1.33[9]	—[6]	19[5]

CLASS R1

2-28-07[1,2]	$10.00	0.06	0.41	0.47	(0.17)	—	(0.17)	$10.30	4.70[5]	0.94[9]	17.72[9]	1.58[9]	—[6]	19[5]

CLASS R2

2-28-07[1,2]	$10.00	0.07	0.41	0.48	(0.17)	—	(0.17)	$10.31	4.84[5]	0.69[9]	17.47[9]	1.83[9]	—[6]	19[5]

CLASS R3

2-28-07[1,2]	$10.00	0.06	0.41	0.47	(0.17)	—	(0.17)	$10.30	4.72[5]	0.84[9]	17.62[9]	1.68[9]	—[6]	19[5]

CLASS R4

2-28-07[1,2]	$10.00	0.07	0.42	0.49	(0.18)	—	(0.18)	$10.31	4.87[5]	0.54[9]	17.32[9]	1.98[9]	—[6]	19[5]

CLASS R5

2-28-07[1,2]	$10.00	0.14	0.35	0.49	(0.18)	—	(0.18)	$10.31	4.92[5]	0.25[9]	15.54[9]	2.04[9]	—[6]	19[5]

CLASS 1

2-28-07[1,2]	$10.00	0.15	0.35	0.50	(0.18)	—	(0.18)	$10.32	5.03[5]	0.20[9]	0.99[9]	1.69[9]	$9	19[5]

See notes to financial statements

Lifecycle 2020 Portfolio

F I N A N C I A L   S T A T E M E N T S

Financial highlights
Continued

Lifecycle 2015 Portfolio
Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net realized
	Net asset	Net	and unreal-									Net
	value,	investment	ized gain	Total from	From net			Net asset	Total	Net	Gross	investment	Net assets,	Portfolio
	beginning	income	(loss) on	investment	investment	From net	Total	value, end	return	expenses	expenses	income	end of period	turnover
Period ended	of period	(loss)[12]	investments	operations	income	realized	gain distributions	of period	(%)[3,4,14]	(%)[8]	(%)[7,8]	(loss) (%)[12]	(in millions)	(%)

CLASS A

2-28-07[1,2]	$10.00	0.08	0.39	0.47	(0.18)	—	(0.18)	$10.29	4.71[5]	0.45[9]	2.99[9]	2.34[9]	—[6]	5[5]

CLASS B

2-28-07[1,2]	$10.00	0.06	0.39	0.45	(0.17)	—	(0.17)	$10.28	4.49[5]	1.14[9]	3.68[9]	1.64[9]	—[6]	5[5]

CLASS C

2-28-07[1,2]	$10.00	0.06	0.39	0.45	(0.17)	—	(0.17)	$10.28	4.49[5]	1.16[9]	3.71[9]	1.64[9]	—[6]	5[5]

CLASS R

2-28-07[1,2]	$10.00	0.06	0.39	0.45	(0.17)	—	(0.17)	$10.28	4.48[5]	1.19[9]	18.48[9]	1.60[9]	—[6]	5[5]

CLASS R1

2-28-07[1,2]	$10.00	0.07	0.38	0.45	(0.17)	—	(0.17)	$10.28	4.52[5]	0.94[9]	18.22[9]	1.85[9]	—[6]	5[5]

CLASS R2

2-28-07[1,2]	$10.00	0.07	0.40	0.47	(0.18)	—	(0.18)	$10.29	4.66[5]	0.69[9]	17.97[9]	2.10[9]	—[6]	5[5]

CLASS R3

2-28-07[1,2]	$10.00	0.07	0.38	0.45	(0.17)	—	(0.17)	$10.28	4.54[5]	0.84[9]	18.12[9]	1.95[9]	—[6]	5[5]

CLASS R4

2-28-07[1,2]	$10.00	0.08	0.39	0.47	(0.18)	—	(0.18)	$10.29	4.69[5]	0.54[9]	17.81[9]	2.25[9]	—[6]	5[5]

CLASS R5

2-28-07[1,2]	$10.00	0.09	0.38	0.47	(0.18)	—	(0.18)	$10.29	4.74[5]	0.25[9]	17.51[9]	2.54[9]	—[6]	5[5]

CLASS 1

2-28-07[1,2]	$10.00	0.17	0.31	0.48	(0.18)	—	(0.18)	$10.30	4.85[5]	0.20[9]	1.15[9]	1.58[9]	$8	5[5]

See notes to financial statements

Lifecycle 2015 Portfolio

F I N A N C I A L   S T A T E M E N T S

Financial highlights
Continued

Lifecycle 2010 Portfolio
Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net realized
	Net asset	Net	and unreal-									Net
	value,	investment	ized gain	Total from	From net			Net asset	Total	Net	Gross	investment	Net assets,	Portfolio
	beginning	income	(loss) on	investment	investment	From net	Total	value, end	return	expenses	expenses	income	end of period	turnover
Period ended	of period	(loss)[12]	investments	operations	income	realized	gain distributions	of period	(%)[3,4,15]	(%)[8]	(%)[7,8]	(loss) (%)[12]	(in millions)	(%)

CLASS A

2-28-07[1,2]	$10.00	0.09	0.36	0.45	(0.15)	—	(0.15)	$10.30	4.56[5]	0.45[9]	3.51[9]	2.69[9]	—[6]	4[5]

CLASS B

2-28-07[1,2]	$10.00	0.07	0.36	0.43	(0.14)	—	(0.14)	$10.29	4.33[5]	1.14[9]	4.21[9]	2.00[9]	—[6]	4[5]

CLASS C

2-28-07[1,2]	$10.00	0.07	0.36	0.43	(0.14)	—	(0.14)	$10.29	4.33[5]	1.16[9]	4.23[9]	1.98[9]	—[6]	4[5]

CLASS R

2-28-07[1,2]	$10.00	0.07	0.36	0.43	(0.14)	—	(0.14)	$10.29	4.33[5]	1.19[9]	19.02[9]	1.95[9]	—[6]	4[5]

CLASS R1

2-28-07[1,2]	$10.00	0.08	0.36	0.44	(0.15)	—	(0.15)	$10.29	4.37[5]	0.94[9]	18.77[9]	2.20[9]	—[6]	4[5]

CLASS R2

2-28-07[1,2]	$10.00	0.09	0.36	0.45	(0.15)	—	(0.15)	$10.30	4.51[5]	0.69[9]	18.51[9]	2.44[9]	—[6]	4[5]

CLASS R3

2-28-07[1,2]	$10.00	0.08	0.36	0.44	(0.15)	—	(0.15)	$10.29	4.39[5]	0.84[9]	18.67[9]	2.29[9]	—[6]	4[5]

CLASS R4

2-28-07[1,2]	$10.00	0.09	0.36	0.45	(0.15)	—	(0.15)	$10.30	4.54[5]	0.55[9]	18.36[9]	2.59[9]	—[6]	4[5]

CLASS R5

2-28-07[1,2]	$10.00	0.10	0.36	0.46	(0.16)	—	(0.16)	$10.30	4.59[5]	0.25[9]	18.06[9]	2.89[9]	—[6]	4[5]

CLASS 1

2-28-07[1,2]	$10.00	0.15	0.32	0.47	(0.16)	—	(0.16)	$10.31	4.70[5]	0.20[9]	1.66[9]	1.17[9]	$5	4[5]

See notes to financial statements

Lifecycle 2010 Portfolio

F I N A N C I A L   S T A T E M E N T S

Financial highlights
Continued

Lifecycle Retirement Portfolio
Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net realized
	Net asset	Net	and unreal-									Net
	value,	investment	ized gain	Total from	From net			Net asset	Total	Net	Gross	investment	Net assets,	Portfolio
	beginning	income	(loss) on	investment	investment	From net	Total	value, end	return	expenses	expenses	income	end of period	turnover
Period ended	of period	(loss)[12]	investments	operations	income	realized	gain distributions	of period	(%)[3,4,16]	(%)[8]	(%)[7,8]	(loss) (%)[12]	(in millions)	(%)

CLASS A

2-28-07[1,2]	$10.00	0.15	0.25	0.40	(0.17)	—	(0.17)	$10.23	4.06[5]	0.47[9]	1.25[9]	2.84[9]	—[6]	20[5]

CLASS B

2-28-07[1,2]	$10.00	0.09	0.29	0.38	(0.16)	—	(0.16)	$10.22	3.83[5]	1.15[9]	2.03[9]	2.62[9]	—[6]	20[5]

CLASS C

2-28-07[1,2]	$10.00	0.10	0.28	0.38	(0.16)	—	(0.16)	$10.22	3.83[5]	1.16[9]	2.03[9]	2.52[9]	—[6]	20[5]

CLASS R

2-28-07[1,2]	$10.00	0.09	0.29	0.38	(0.16)	—	(0.16)	$10.22	3.83[5]	1.20[9]	16.94[9]	2.57[9]	—[6]	20[5]

CLASS R1

2-28-07[1,2]	$10.00	0.10	0.30	0.40	(0.17)	—	(0.17)	$10.23	3.97[5]	0.95[9]	16.68[9]	2.82[9]	—[6]	20[5]

CLASS R2

2-28-07[1,2]	$10.00	0.11	0.29	0.40	(0.17)	—	(0.17)	$10.23	4.01[5]	0.70[9]	16.43[9]	3.07[9]	—[6]	20[5]

CLASS R3

2-28-07[1,2]	$10.00	0.10	0.30	0.40	(0.17)	—	(0.17)	$10.23	3.99[5]	0.85[9]	16.58[9]	2.91[9]	—[6]	20[5]

CLASS R4

2-28-07[1,2]	$10.00	0.11	0.29	0.40	(0.17)	—	(0.17)	$10.23	4.04[5]	0.56[9]	16.28[9]	3.21[9]	—[6]	20[5]

CLASS R5

2-28-07[1,2]	$10.00	0.12	0.30	0.42	(0.18)	—	(0.18)	$10.24	4.19[5]	0.26[9]	15.97[9]	3.50[9]	—[6]	20[5]

CLASS 1

2-28-07[1,2]	$10.00	0.17	0.25	0.42	(0.18)	—	(0.18)	$10.24	4.20[5]	0.22[9]	0.63[9]	2.36[9]	$17	20[5]

1 Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares began operations on 10-30-06.

2 Unaudited.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Less than $500,000.

7 Does not take into consideration expense reductions during the period shown.

8 Does not include expenses of the underlying funds in which the Portfolio invests.

9 Annualized.

10 The Adviser made a payment to the Portfolio of $1,696. Excluding this payment, total returns would have been 4.98%, 5.19% and 5.20% for Class R3, Class R5 and Class 1, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R, Class R1, Class R2 and Class R4. See Note 1.

11 The Adviser made a payment to the Portfolio of $2,707. Excluding this payment, total return would have been 4.95% for Class R4. There was no effect to the total returns for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R5 and Class 1. See Note 1.

12 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

13 The Adviser made a payment to the Portfolio of $2,881. Excluding this payment, total returns would have been 4.56%, 4.56%, 4.55%, 4.74%, 4.77% and 4.93% for Class B, Class C, Class R, Class R2, Class R4, and Class 1, respectively. There was no effect to the total returns for Class A, Class R1, Class R3 and Class R5. See Note 1.

14 The Adviser made a payment to the Portfolio of $6,640. Excluding this payment, total returns would have been 4.61%, 4.38%, 4.38%, 4.38%, 4.42%, 4.56%, 4.44%, 4.59%, 4.64% and 4.75% for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1, respectively. See Note 1.

15 The Adviser made a payment to the Portfolio of $4,286. Excluding this payment, total returns would have been 4.45%, 4.23%, 4.23%, 4.22%, 4.27%, 4.41%, 4.44% and 4.60% for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R4 and Class 1, respectively. There was no effect to the total returns for Class R3 and Class R5. See Note 1.

16 The Adviser made a payment to the Portfolio of $21,459. Excluding this payment, total returns would have been 3.95%, 3.73%, 3.73%, 3.72%, 3.77%, 3.91%, 3.78%, 3.94%, 4.09% and 4.10% for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1, respectively. See Note 1.

See notes to financial statements

Lifecycle Retirement Portfolio

Notes to financial statements (Unaudited)

1. Organization of the Trust

The John Hancock Funds II (the “Trust” or “JHF II”) is an open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several funds, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers seventy separate investment funds, nine of which are described here as follows: Lifecycle 2045, Lifecycle 2040, Lifecycle 2035, Lifecycle 2030, Lifecycle 2025, Lifecycle 2020, Lifecycle 2015, Lifecycle 2010 and Lifecycle Retirement (collectively, “Lifecycle Portfolios” or the “Portfolios”).

The Lifecycle Portfolios operate as “funds of funds”, investing in Class NAV shares of underlying funds of the Trust and John Hancock Funds III (“JHF III”) and also in other affiliated funds of the John Hancock funds complex. The Portfolios may also invest in unaffiliated underlying funds and other permitted investments.

The accounting policies of the affiliated underlying funds of the Trust are outlined in the shareholder report for such funds, available without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov, File #811-21779, CIK 0001331971 for JHF II and File #811-21777, CIK 0001329954 for JHF III. The affiliated underlying funds are not covered by this report.

John Hancock Investment Management Services, LLC (“JHIMS” or the “Adviser”), a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) serves as investment adviser for the Trust and John Hancock Funds, LLC (the “Distributor”), an affiliate of the Adviser, serves as principal underwriter. John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock USA. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of the Manufactures Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

The JHF III funds are retail mutual funds advised by JHIMS and distributed by the Distributor.

The Trustees have authorized the issuance of multiple classes of shares of the Portfolios, including classes designated as Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares. The shares of each class represent an interest in the same portfolio of investments of the Portfolios, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the SEC and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

At February 28, 2007, John Hancock USA owned the following shares of beneficial interest of the Lifecycle Portfolios: 102,302 shares of Lifecycle 2045, 102,132 shares of Lifecycle 2040, 101,508 shares of Lifecycle 2035, 102,041 shares of Lifecycle 2030, 101,860 shares of Lifecycle 2025, 101,683 shares of Lifecycle 2020, 101,708 shares of Lifecycle 2015, 101,461 shares of Lifecycle 2010 and 508,703 shares of Lifecycle Retirement.

Payments made by affiliate

The Adviser made payments to the following Portfolios on February 27, 2007: Lifecycle 2030 in the amount of $1,696, Lifecycle 2025 in the amount of $2,707, Lifecycle 2020 in the amount of $2,881, Lifecycle 2015 in the amount of $6,640, Lifecycle 2010 in the amount of $4,286 and Lifecycle Retirement in the amount of $21,459. These payments were made to reimburse the Portfolios for a lost investment opportunity that resulted from an over allocation to cash and an under allocation to the JHF II Real Estate Equity Fund. These amounts are included in the Portfolios’ Statements of Operations.

2. Significant accounting policies

In the preparation of the financial statements, the Portfolios follow the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Securities valuation

The net asset value of the shares of each Portfolio is determined daily as of the close of the New York Stock Exchange, normally at 4:00 p.m., Eastern Time. Investments by the Lifecycle Portfolios in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation policies, as outlined in the underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Portfolios and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques.

Lifecycle Portfolios

Security transactions and related investment income

Investment security transactions in the underlying funds and other securities are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded by the underlying funds on the ex-dividend date. Distributions from the underlying funds are recorded on the ex-dividend date. The Portfolios use a specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-class operations

All income, expenses (except class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

Expense allocation

Expenses not directly attributable to a particular Portfolio or share class are allocated based on the relative share of net assets of each Portfolio or share class at the time the expense was incurred. Class-specific expenses, such as Distribution (Rule 12b-1) fees, transfer agent fees, blue sky fees and printing and postage fees are accrued daily and charged directly to the respective share classes. Expenses in the Lifecycle Portfolios’ Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying funds. Because the underlying funds have varied expense levels and the Lifecycle Portfolios may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the Lifecycle Portfolios will vary.

Federal income taxes

Each Portfolio’s policy is to qualify as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate taxpayer for federal income tax purposes.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”), was issued, is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Portfolios and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolios’ financial statements. The Portfolios will implement this pronouncement no later than June 29, 2007.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Portfolios and its impact, if any, resulting from the adoption of FAS 157 on the Portfolios’ financial statements.

Distribution of income and gains

The Portfolios record distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Portfolio’s financial statements as a return of capital.

Capital accounts

The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. Investment advisory and other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of each Portfolio, subject to the supervision of the Board of Trustees. The advisory fee has two components: (a) a fee on assets invested in affiliated Funds (“Affiliated Fund Assets”) and (b) a fee on assets not invested in affiliated funds (“Other Assets”). Affiliated Funds are any fund of JHF II and JHF III. Under the Advisory Agreement, the Portfolios pay a monthly management fee to the Adviser as stated below:

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of each Portfolio.

	First $7.5 billion of	Excess over $7.5 billion of
Portfolio	Aggregate Net Assets	Aggregate Net Assets

Lifecycle Portfolios	0.060%	0.050%

Lifecycle Portfolios

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule and that rate is applied to the Other Assets of each Portfolio.

	First $7.5 billion of	Excess over $7.5 billion of
Portfolio	Aggregate Net Assets	Aggregate Net Assets

Lifecycle Portfolios	0.510%	0.500%

Expense reimbursements

The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, underlying fund expenses, Rule 12b-1 fees, transfer agency fees, blue sky, printing and postage, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business, and fees under any agreement or plans of the Portfolios dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to reimburse or to make a payment to a specific class of shares of the Portfolios in an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.65% for Class A, 1.35% for Class B, 1.35% for Class C, 1.20% for Class R, 0.95% for Class R1, 0.70% for Class R2, 0.85% for Class R3, 0.55% for Class R4 and 0.25% for Class R5, for Lifecycle 2045, Lifecycle 2040, Lifecycle 2035, Lifecycle 2030, Lifecycle 2025, Lifecycle 2020, Lifecycle 2015 and Lifecycle 2010 and 0.69% for Class A, 1.39% for Class B, 1.39% for Class C, 1.24% for Class R, 0.99% for Class R1, 0.74% for Class R2, 0.89% for Class R3, 0.59% for Class R4, 0.29% for Class R5 for Lifecycle Retirement. These expense reimbursements shall continue in effect until December 31, 2007, and thereafter until terminated by the Adviser on notice to JHF II.

Administration fees

The Portfolios have an agreement with the Adviser that requires the Portfolios to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred.

Distribution plans

The Trust has a Distribution Agreement with the Distributor. The Portfolios have adopted Distribution Plans with respect to Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), to reimburse the Distributor for the services it provides as distributor of shares of the Portfolio. Accordingly, the Portfolio makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.75%, 0.50%, 0.25%, 0.50%, 0.25% and 0.05% of the average daily net assets of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Portfolios’ 12b-1 payments could occur under certain circumstances.

The Portfolios have also adopted a Service Plan with respect to Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares (the “Service Plan”). Under the Service Plan, the Portfolio pays up to 0.25%, 0.25%, 0.25%, 0.15%, 0.10% and 0.05% of average daily net assets of Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, for certain other services.

Sales charges

Class A shares are assessed up-front sales charges. During the period ended February 28, 2007, the Distributor received net up-front sales charges of $956 for Lifecycle 2045 and $3,758 for Lifecycle Retirement with regard to sales of Class A shares. Of this amount, $145 for Lifecycle 2045 and $570 for Lifecycle Retirement was retained and used for printing prospectuses, advertising, sales literature and other purposes, and $811 for Lifecycle 2045 and $3,188 for Lifecycle Retirement was paid as sales commissions to unaffiliated broker-dealers. There were no up-front sales charges received for Lifecycle 2040, Lifecycle 2035, Lifecycle 2030, Lifecycle 2025, Lifecycle 2020, Lifecycle 2015 and Lifecycle 2010 during the period ended February 28, 2007.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Portfolio in connection with the sale of Class B and Class C shares. During the period ended February 28, 2007, there were no CDSCs received by the Distributor.

Transfer agent fees

The Portfolio has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Portfolio pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 share average daily net assets. This agreement is effective until December 31, 2007. Signature Services reserves the right to terminate this limitation in the future. In addition, Signature Service has voluntarily agreed to further limit transfer agent fees for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. Accordingly, the transfer agent fees reductions were as follows during the period ended February 28, 2007:

Lifecycle Portfolios

	Transfer agent fee reduction by class

Portfolio	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Lifecycle 2045	$5	$5	$5	$5	$5	$5
Lifecycle 2040	5	5	5	5	5	5
Lifecycle 2035	5	5	5	5	5	5
Lifecycle 2030	5	5	5	5	5	5
Lifecycle 2025	5	5	5	5	5	5
Lifecycle 2020	5	5	5	5	5	5
Lifecycle 2015	5	5	5	5	5	5
Lifecycle 2010	5	5	5	5	5	5
Lifecycle Retirement	5	5	5	5	5	5

Signature Services reserves the right to terminate this limitation at any time.

Expenses under the agreements described above for the period ended February 28, 2007, were as follows:

		Distribution and	Transfer		Printing and
Portfolio	Share Class	service fees	agent fees	Blue sky fees	postage fees

Lifecycle 2045	Class A	$110	—	—	$121
	Class B	345	—	—	121
	Class C	357	—	—	121
	Class R	345	$22	$5,082	121
	Class R1	259	22	5,082	121
	Class R2	173	23	5,082	121
	Class R3	224	23	5,082	121
	Class R4	121	23	5,082	121
	Class R5	17	23	5,082	121
	Class 1	117	—	—	121
	Total	$2,068	$136	$30,492	$1,210

Lifecycle 2040	Class A	$104	—	—	$121
	Class B	345	—	—	121
	Class C	345	—	—	121
	Class R	345	$22	$5,082	121
	Class R1	259	22	5,082	121
	Class R2	173	23	5,082	121
	Class R3	224	23	5,082	121
	Class R4	121	23	5,082	121
	Class R5	17	23	5,082	121
	Class 1	140	—	—	121
	Total	$2,073	$136	$30,492	$1,210

Lifecycle 2035	Class A	$104	—	—	$121
	Class B	345	—	—	121
	Class C	345	—	—	121
	Class R	345	$22	$5,082	121
	Class R1	259	22	5,082	121
	Class R2	173	23	5,082	121
	Class R3	224	23	5,082	121
	Class R4	121	23	5,082	121
	Class R5	17	23	5,082	121
	Class 1	274	—	—	121
	Total	$2,207	$136	$30,492	$1,210

Lifecycle 2030	Class A	$105	—	—	$121
	Class B	345	—	—	121
	Class C	345	—	—	121
	Class R	344	$22	$5,082	121
	Class R1	258	22	5,082	121
	Class R2	172	23	5,082	121
	Class R3	224	23	5,082	121
	Class R4	121	23	5,082	121
	Class R5	17	23	5,082	121
	Class 1	323	—	—	121
	Total	$2,254	$136	$30,492	$1,210

Lifecycle Portfolios

		Distribution and	Transfer		Printing and
Portfolio	Share Class	service fees	agent fees	Blue sky fees	postage fees

Lifecycle 2025	Class A	$103	—	—	$121
	Class B	344	—	—	121
	Class C	363	—	—	121
	Class R	344	$22	$5,082	121
	Class R1	258	22	5,082	121
	Class R2	172	23	5,082	121
	Class R3	224	23	5,082	121
	Class R4	121	23	5,082	121
	Class R5	17	23	5,082	121
	Class 1	535	—	—	121
	Total	$2,481	$136	$30,492	$1,210

Lifecycle 2020	Class A	$113	—	—	$121
	Class B	344	—	—	121
	Class C	343	—	—	121
	Class R	343	$22	$5,082	121
	Class R1	258	23	5,082	121
	Class R2	172	23	5,082	121
	Class R3	223	23	5,082	121
	Class R4	120	23	5,082	121
	Class R5	19	24	5,082	121
	Class 1	528	—	—	121
	Total	$2,463	$138	$30,492	$1,210

Lifecycle 2015	Class A	$103	—	—	$121
	Class B	344	—	—	121
	Class C	343	—	—	121
	Class R	342	$22	$5,082	121
	Class R1	257	22	5,082	121
	Class R2	171	22	5,082	121
	Class R3	223	23	5,082	121
	Class R4	120	23	5,082	121
	Class R5	17	23	5,082	121
	Class 1	381	—	—	121
	Total	$2,301	$135	$30,492	$1,210

Lifecycle 2010	Class A	$102	—	—	$121
	Class B	342	—	—	121
	Class C	342	—	—	121
	Class R	342	$22	$5,082	121
	Class R1	256	22	5,082	121
	Class R2	171	22	5,082	121
	Class R3	222	23	5,082	121
	Class R4	120	23	5,082	121
	Class R5	17	23	5,082	121
	Class 1	206	—	—	121
	Total	$2,120	$135	$30,492	$1,210

Lifecycle Retirement	Class A	$119	—	—	$121
	Class B	340	—	—	121
	Class C	349	—	—	121
	Class R	340	$22	$5,082	121
	Class R1	255	22	5,082	121
	Class R2	170	22	5,082	121
	Class R3	221	23	5,082	121
	Class R4	119	23	5,082	121
	Class R5	17	23	5,082	121
	Class 1	1,310	—	—	121
	Total	$3,240	$135	$30,492	$1,210

Lifecycle Portfolios

4. Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Portfolio based on its average daily net asset value.

5. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

6. Capital shares

Share activity for the Portfolios for period ended February 28, 2007, was as follows:

Lifecycle 2045 Portfolio
		Period ended 2-28-07[1]
	Shares	Amount
Class A shares

Sold	12,305	$123,582
Distributions reinvested	235	2,410
Net increase	12,540	$125,992

Class B shares

Sold	10,000	$100,000
Distributions reinvested	223	2,290
Net increase	10,223	$102,290

Class C shares

Sold	11,059	$110,850
Distributions reinvested	223	2,290
Net increase	11,282	$113,140

Class R shares

Sold	10,000	$100,000
Distributions reinvested	223	2,282
Net increase	10,223	$102,282

Class R1 shares

Sold	10,000	$100,000
Distributions reinvested	227	2,325
Net increase	10,227	$102,325

Class R2 shares

Sold	10,000	$100,000
Distributions reinvested	231	2,368
Net increase	10,231	$102,368

Class R3 shares

Sold	10,000	$100,000
Distributions reinvested	228	2,342
Net increase	10,228	$102,342

Class R4 shares

Sold	10,000	$100,000
Distributions reinvested	233	2,393
Net increase	10,233	$102,393

Class R5 shares

Sold	10,000	$100,000
Distributions reinvested	238	2,444
Net increase	10,238	$102,444

Class 1 shares

Sold	216,835	$2,246,451
Distributions reinvested	1,110	11,381
Net increase	217,945	$2,257,832

NET INCREASE	313,370	$3,213,408

1Period from 10-30-06 (commencement of operations) to 2-28-07.

Lifecycle Portfolios

Lifecycle 2040 Portfolio
		Period ended 2-28-07[1]
	Shares	Amount
Class A shares

Sold	10,000	$100,000
Distributions reinvested	218	2,240
Net increase	10,218	$102,240

Class B shares

Sold	10,000	$100,000
Distributions reinvested	206	2,121
Net increase	10,206	$102,121

Class C shares

Sold	10,000	$100,000
Distributions reinvested	206	2,121
Net increase	10,206	$102,121

Class R shares

Sold	10,000	$100,000
Distributions reinvested	206	2,112
Net increase	10,206	$102,112

Class R1 shares

Sold	10,000	$100,000
Distributions reinvested	210	2,155
Net increase	10,210	$102,155

Class R2 shares

Sold	10,000	$100,000
Distributions reinvested	214	2,198
Net increase	10,214	$102,198

Class R3 shares

Sold	10,000	$100,000
Distributions reinvested	211	2,172
Net increase	10,211	$102,172

Class R4 shares

Sold	10,000	$100,000
Distributions reinvested	216	2,223
Net increase	10,216	$102,223

Class R5 shares

Sold	10,236	$102,504
Distributions reinvested	221	2,274
Net increase	10,457	$104,778

Class 1 shares

Sold	253,310	$2,623,369
Distributions reinvested	1,157	11,882
Repurchased	(8,365)	(85,915)
Net increase	246,102	$2,549,336

NET INCREASE	338,246	$3,471,456

1Period from 10-30-06 (commencement of operations) to 2-28-07.

Lifecycle Portfolios

Lifecycle 2035 Portfolio
		Period ended 2-28-07[1]
	Shares	Amount
Class A shares

Sold	10,000	$100,000
Distributions reinvested	156	1,608
Net increase	10,156	$101,608

Class B shares

Sold	10,000	$100,000
Distributions reinvested	144	1,488
Net increase	10,144	$101,488

Class C shares

Sold	11,680	$117,400
Distributions reinvested	144	1,488
Net increase	11,824	$118,888

Class R shares

Sold	10,000	$100,000
Distributions reinvested	143	1,480
Net increase	10,143	$101,480

Class R1 shares

Sold	10,000	$100,000
Distributions reinvested	147	1,522
Net increase	10,147	$101,522

Class R2 shares

Sold	10,000	$100,000
Distributions reinvested	152	1,565
Net increase	10,152	$101,565

Class R3 shares

Sold	10,000	$100,000
Distributions reinvested	149	1,540
Net increase	10,149	$101,540

Class R4 shares

Sold	10,000	$100,000
Distributions reinvested	154	1,591
Net increase	10,154	$101,591

Class R5 shares

Sold	10,593	$106,338
Distributions reinvested	159	1,642
Net increase	10,752	$107,980

Class 1 shares

Sold	508,174	$5,312,969
Distributions reinvested	2,233	23,067
Repurchased	(7,922)	(81,792)
Net increase	502,485	$5,254,244

NET INCREASE	596,106	$6,191,906

1Period from 10-30-06 (commencement of operations) to 2-28-07.

Lifecycle Portfolios

Lifecycle 2030 Portfolio
		Period ended 2-28-07[1]
	Shares	Amount
Class A shares

Sold	10,351	$103,624
Distributions reinvested	209	2,144
Net increase	10,560	$105,768

Class B shares

Sold	10,097	$101,004
Distributions reinvested	197	2,024
Net increase	10,294	$103,028

Class C shares

Sold	10,000	$100,000
Distributions reinvested	197	2,024
Net increase	10,197	$102,024

Class R shares

Sold	10,000	$100,000
Distributions reinvested	196	2,016
Net increase	10,196	$102,016

Class R1 shares

Sold	10,000	$100,000
Distributions reinvested	201	2,059
Net increase	10,201	$102,059

Class R2 shares

Sold	10,000	$100,000
Distributions reinvested	205	2,102
Net increase	10,205	$102,102

Class R3 shares

Sold	10,000	$100,000
Distributions reinvested	202	2,076
Net increase	10,202	$102,076

Class R4 shares

Sold	10,000	$100,000
Distributions reinvested	207	2,127
Net increase	10,207	$102,127

Class R5 shares

Sold	10,000	$100,000
Distributions reinvested	212	2,178
Net increase	10,212	$102,178

Class 1 shares

Sold	591,951	$6,146,105
Distributions reinvested	3,380	34,640
Repurchased	(16,271)	(167,070)
Net increase	579,060	$6,013,675

NET INCREASE	671,334	$6,937,053

1Period from 10-30-06 (commencement of operations) to 2-28-07.

Lifecycle Portfolios

Lifecycle 2025 Portfolio
		Period ended 2-28-07[1]
	Shares	Amount
Class A shares

Sold	11,029	$110,924
Distributions reinvested	191	1,958
Net increase	11,220	$112,882

Class B shares

Sold	11,529	$115,711
Distributions reinvested	179	1,838
Net increase	11,708	$117,549

Class C shares

Sold	12,876	$130,000
Distributions reinvested	179	1,838
Net increase	13,055	$131,838

Class R shares

Sold	10,000	$100,000
Distributions reinvested	178	1,830
Net increase	10,178	$101,830

Class R1 shares

Sold	10,000	$100,000
Distributions reinvested	183	1,873
Net increase	10,183	$101,873

Class R2 shares

Sold	10,000	$100,000
Distributions reinvested	187	1,915
Net increase	10,187	$101,915

Class R3 shares

Sold	10,000	$100,000
Distributions reinvested	184	1,890
Net increase	10,184	$101,890

Class R4 shares

Sold	10,000	$100,000
Distributions reinvested	189	1,941
Net increase	10,189	$101,941

Class R5 shares

Sold	10,000	$100,000
Distributions reinvested	194	1,993
Net increase	10,194	$101,993

Class 1 shares

Sold	899,154	$9,321,893
Distributions reinvested	4,892	50,142
Repurchased	(44,049)	(466,636)
Net increase	859,997	$8,905,399

NET INCREASE	957,095	$9,879,110

1Period from 10-30-06 (commencement of operations) to 2-28-07.

Lifecycle Portfolios

Lifecycle 2020 Portfolio
		Period ended 2-28-07[1]
	Shares	Amount
Class A shares

Sold	18,893	$193,530
Distributions reinvested	173	1,775
Net increase	19,066	$195,305

Class B shares

Sold	10,695	$107,354
Distributions reinvested	162	1,655
Net increase	10,857	$109,009

Class C shares

Sold	10,000	$100,000
Distributions reinvested	161	1,655
Net increase	10,161	$101,655

Class R shares

Sold	10,000	$100,000
Distributions reinvested	161	1,647
Net increase	10,161	$101,647

Class R1 shares

Sold	10,000	$100,000
Distributions reinvested	165	1,690
Net increase	10,165	$101,690

Class R2 shares

Sold	10,000	$100,000
Distributions reinvested	169	1,732
Net increase	10,169	$101,732

Class R3 shares

Sold	10,000	$100,000
Distributions reinvested	167	1,707
Net increase	10,167	$101,707

Class R4 shares

Sold	10,000	$100,000
Distributions reinvested	172	1,758
Net increase	10,172	$101,758

Class R5 shares

Sold	24,933	$257,694
Distributions reinvested	177	1,810
Net increase	25,110	$259,504

Class 1 shares

Sold	949,811	$9,839,623
Distributions reinvested	4,746	48,643
Repurchased	(75,502)	(777,565)
Net increase	879,055	$9,110,701

NET INCREASE	995,083	$10,284,708

1Period from 10-30-06 (commencement of operations) to 2-28-07.

Lifecycle Portfolios

Lifecycle 2015 Portfolio
		Period ended 2-28-07[1]
	Shares	Amount
Class A shares

Sold	10,128	$101,327
Distributions reinvested	176	1,794
Net increase	10,304	$103,121

Class B shares

Sold	10,595	$106,225
Distributions reinvested	164	1,674
Net increase	10,759	$107,899

Class C shares

Sold	10,000	$100,000
Distributions reinvested	164	1,674
Net increase	10,164	$101,674

Class R shares

Sold	10,000	$100,000
Distributions reinvested	163	1,666
Net increase	10,163	$101,666

Class R1 shares

Sold	10,000	$100,000
Distributions reinvested	167	1,708
Net increase	10,167	$101,708

Class R2 shares

Sold	10,000	$100,000
Distributions reinvested	171	1,751
Net increase	10,171	$101,751

Class R3 shares

Sold	10,000	$100,000
Distributions reinvested	169	1,725
Net increase	10,169	$101,725

Class R4 shares

Sold	10,000	$100,000
Distributions reinvested	174	1,777
Net increase	10,174	$101,777

Class R5 shares

Sold	10,000	$100,000
Distributions reinvested	179	1,828
Net increase	10,179	$101,828

Class 1 shares

Sold	762,370	$7,865,767
Distributions reinvested	2,570	26,262
Repurchased	(14,499)	(149,216)
Net increase	750,441	$7,742,813

NET INCREASE	842,691	$8,665,962

1Period from 10-30-06 (commencement of operations) to 2-28-07.

Lifecycle Portfolios

Lifecycle 2010 Portfolio
		Period ended 2-28-07[1]
	Shares	Amount
Class A shares

Sold	10,000	$100,000
Distributions reinvested	151	1,540
Net increase	10,151	$101,540

Class B shares

Sold	10,000	$100,000
Distributions reinvested	139	1,421
Net increase	10,139	$101,421

Class C shares

Sold	10,000	$100,000
Distributions reinvested	139	1,421
Net increase	10,139	$101,421

Class R shares

Sold	10,000	$100,000
Distributions reinvested	139	1,413
Net increase	10,139	$101,413

Class R1 shares

Sold	10,000	$100,000
Distributions reinvested	143	1,455
Net increase	10,143	$101,455

Class R2 shares

Sold	10,000	$100,000
Distributions reinvested	147	1,498
Net increase	10,147	$101,498

Class R3 shares

Sold	10,000	$100,000
Distributions reinvested	144	1,473
Net increase	10,144	$101,473

Class R4 shares

Sold	10,000	$100,000
Distributions reinvested	149	1,524
Net increase	10,149	$101,524

Class R5 shares

Sold	10,000	$100,000
Distributions reinvested	154	1,574
Net increase	10,154	$101,574

Class 1 shares

Sold	446,542	$4,600,549
Distributions reinvested	965	9,843
Repurchased	(3,932)	(40,631)
Net increase	443,575	$4,569,761

NET INCREASE	534,880	$5,483,080

1Period from 10-30-06 (commencement of operations) to 2-28-07.

Lifecycle Portfolios

Lifecycle Retirement Portfolio
		Period ended 2-28-07[1]
	Shares	Amount
Class A shares

Sold	21,992	$222,678
Distributions reinvested	172	1,736
Net increase	22,164	$224,414

Class B shares

Sold	10,000	$100,000
Distributions reinvested	160	1,617
Net increase	10,160	$101,617

Class C shares

Sold	12,552	$126,114
Distributions reinvested	160	1,617
Net increase	12,712	$127,731

Class R shares

Sold	10,000	$100,000
Distributions reinvested	159	1,608
Net increase	10,159	$101,608

Class R1 shares

Sold	10,000	$100,000
Distributions reinvested	163	1,651
Net increase	10,163	$101,651

Class R2 shares

Sold	10,000	$100,000
Distributions reinvested	167	1,693
Net increase	10,167	$101,693

Class R3 shares

Sold	10,000	$100,000
Distributions reinvested	165	1,668
Net increase	10,165	$101,668

Class R4 shares

Sold	10,000	$100,000
Distributions reinvested	170	1,719
Net increase	10,170	$101,719

Class R5 shares

Sold	10,000	$100,000
Distributions reinvested	175	1,769
Net increase	10,175	$101,769

Class 1 shares

Sold	1,789,113	$18,111,452
Distributions reinvested	8,092	81,815
Repurchased	(127,244)	(1,291,372)
Net increase	1,669,961	$16,901,895

NET INCREASE	1,775,996	$17,965,765

1Period from 10-30-06 (commencement of operations) to 2-28-07.

Lifecycle Portfolios

7. Investment transactions

The following summarizes the securities transactions (except for short-term investments) for the Portfolios for the period ended February 28, 2007:

		Purchases			Sales and Maturities
Portfolio	U.S. Government		Other Issuers	U.S. Government		Other Issuers

Lifecycle 2045	—		$3,248,468	—		$34,823
Lifecycle 2040	—		3,604,433	—		132,769
Lifecycle 2035	—		6,302,882	—		128,461
Lifecycle 2030	—		7,151,402	—		214,107
Lifecycle 2025	—		10,393,550	—		540,561
Lifecycle 2020	—		11,167,761	—		883,041
Lifecycle 2015	—		8,862,921	—		196,954
Lifecycle 2010	—		5,591,910	—		108,731
Lifecycle Retirement	—		18,065,416	—		1,641,591

The cost of investments owned on February 28, 2007, including short-term investments, for federal income tax purposes, was as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Lifecycle 2045	$3,213,975	$25,732	($13,644)	$12,088
Lifecycle 2040	3,471,763	32,251	(14,792)	17,459
Lifecycle 2035	6,174,505	32,450	(36,290)	(3,840)
Lifecycle 2030	6,937,584	32,876	(52,196)	(19,320)
Lifecycle 2025	9,854,812	52,597	(68,539)	(15,942)
Lifecycle 2020	10,285,429	58,878	(81,945)	(23,067)
Lifecycle 2015	8,667,137	53,201	(49,730)	3,471
Lifecycle 2010	5,483,482	45,074	(19,737)	25,337
Lifecycle Retirement	17,960,643	215,136	(61,806)	153,330

8. Investment in affiliated underlying funds

The Lifecycle Portfolios invest primarily in affiliated underlying funds. The Portfolios do not invest in the underlying affiliated funds for the purpose of exercising management or control. A summary of the Lifecycle Portfolios’ transactions in the securities of affiliated issuers from October 30, 2006, to February 28, 2007, is set forth below:

		Beginning			Ending
	Affiliate —	Share	Shares	Shares	Share	Sale	Ending
Portfolio	Class NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

Lifecycle 2045
	John Hancock Funds II
	Blue Chip Growth	—	5,086	58	5,028	$1,124	$96,782
	Capital Appreciation	—	9,521	125	9,396	1,292	96,782
	Core Equity	—	6,138	63	6,075	1,002	96,782
	Emerging Small Company	—	3,407	10	3,397	266	96,782
	Fundamental Value	—	5,787	47	5,740	788	96,782
	Index 500	—	60,588	671	59,917	6,882	612,952
	International Equity Index	—	18,924	213	18,711	4,340	387,128
	International Opportunities	—	7,391	92	7,299	1,641	129,043
	International Small Cap	—	4,622	106	4,516	2,280	96,782
	International Small Company	—	9,108	229	8,879	2,401	96,782
	International Value	—	7,044	80	6,964	1,507	129,042
	Large Cap Value	—	3,878	24	3,854	577	96,782
	Mid Cap Index	—	11,118	108	11,010	2,176	225,824
	Mid Cap Stock	—	6,699	61	6,638	1,036	112,912
	Natural Resources	—	5,492	82	5,410	3,008	193,564
	Small Cap Index	—	13,334	42	13,292	706	225,824
	Small Company Value	—	3,787	18	3,769	451	96,782
	Value & Restructuring	—	7,959	46	7,913	552	96,782
	Value	—	10,589	134	10,455	1,409	112,912

	John Hancock Funds III
	International Core	—	3,004	32	2,972	1,383	129,042

Lifecycle Portfolios

		Beginning			Ending
	Affiliate —	Share	Shares	Shares	Share	Sale	Ending
Portfolio	Class NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

Lifecycle 2040
	John Hancock Funds II
	Blue Chip Growth	—	5,629	191	5,438	$3,705	$104,677
	Capital Appreciation	—	10,517	354	10,163	3,644	104,677
	Core Equity	—	6,803	232	6,571	3,743	104,676
	Emerging Small Company	—	3,795	121	3,674	3,410	104,676
	Fundamental Value	—	6,422	213	6,209	3,632	104,677
	Index 500	—	67,085	2,280	64,805	23,539	662,952
	International Equity Index	—	21,052	815	20,237	16,694	418,707
	International Opportunities	—	8,203	309	7,894	5,526	139,569
	International Small Cap	—	5,135	250	4,885	5,262	104,677
	International Small Company	—	10,107	504	9,603	5,294	104,677
	International Value	—	7,824	292	7,532	5,463	139,569
	Large Cap Value	—	4,311	142	4,169	3,571	104,677
	Mid Cap Index	—	12,381	472	11,909	9,397	244,245
	Mid Cap Stock	—	7,443	264	7,179	4,431	122,123
	Natural Resources	—	6,118	267	5,851	9,601	209,353
	Small Cap Index	—	14,867	491	14,376	8,345	244,245
	Small Company Value	—	4,222	146	4,076	3,697	104,677
	Value & Restructuring	—	8,859	300	8,559	3,615	104,676
	Value	—	11,747	439	11,308	4,664	122,123

	John Hancock Funds III
	International Core	—	3,344	130	3,214	5,535	139,569
Lifecycle 2035
	John Hancock Funds II
	Blue Chip Growth	—	9,800	183	9,617	$3,598	$185,120
	Capital Appreciation	—	18,312	339	17,973	3,546	185,120
	Core Equity	—	11,841	220	11,621	3,562	185,120
	Emerging Small Company	—	6,612	114	6,498	3,243	185,120
	Fundamental Value	—	11,186	206	10,980	3,509	185,120
	High Yield	—	6,051	123	5,928	1,263	61,707
	Index 500	—	116,796	2,189	114,607	22,672	1,172,426
	International Equity Index	—	36,619	830	35,789	16,947	740,480
	International Opportunities	—	12,491	275	12,216	4,918	215,973
	International Small Cap	—	8,920	282	8,638	5,950	185,120
	International Small Company	—	17,531	548	16,983	5,768	185,120
	International Value	—	11,919	264	11,655	4,946	215,973
	Large Cap Value	—	7,503	131	7,372	3,239	185,120
	Mid Cap Index	—	21,494	434	21,060	8,682	431,946
	Mid Cap Stock	—	12,930	233	12,697	3,941	215,973
	Natural Resources	—	10,579	231	10,348	8,114	370,240
	Small Cap Index	—	22,167	375	21,792	6,368	370,240
	Small Company Value	—	7,343	134	7,209	3,367	185,120
	Strategic Bond	—	5,258	129	5,129	1,536	61,707
	Value & Restructuring	—	15,407	270	15,137	3,239	185,120
	Value	—	20,430	432	19,998	4,621	215,973

	John Hancock Funds III
	International Core	—	5,813	128	5,685	5,432	246,827

Lifecycle Portfolios

		Beginning			Ending
	Affiliate —	Share	Shares	Shares	Share	Sale	Ending
Portfolio	Class NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

Lifecycle 2030
	John Hancock Funds II
	Blue Chip Growth	—	11,086	304	10,782	$5,914	$207,548
	Capital Appreciation	—	17,298	506	16,792	5,255	172,956
	Core Equity	—	13,433	404	13,029	6,541	207,548
	Emerging Small Company	—	6,259	188	6,071	5,337	172,957
	Fundamental Value	—	12,637	327	12,310	5,551	207,548
	Index 500	—	138,991	3,737	135,254	38,579	1,383,653
	International Equity Index	—	41,510	1,385	40,125	28,555	830,192
	International Opportunities	—	12,067	328	11,739	5,909	207,548
	International Small Cap	—	6,677	220	6,457	4,646	138,365
	International Small Company	—	19,788	747	19,041	7,904	207,548
	International Value	—	11,533	332	11,201	6,255	207,548
	Large Cap Value	—	8,496	230	8,266	5,765	207,548
	Mid Cap Index	—	24,404	792	23,612	15,866	484,278
	Mid Cap Stock	—	12,556	354	12,202	5,968	207,548
	Natural Resources	—	11,908	307	11,601	10,761	415,096
	Real Estate Equity	—	5,582	43	5,539	524	69,183
	Real Return Bond	—	5,467	234	5,233	3,058	69,183
	Small Cap Index	—	25,187	755	24,432	12,843	415,096
	Small Company Value	—	6,946	211	6,735	5,360	172,956
	Strategic Bond	—	5,973	222	5,751	2,660	69,183
	Total Bond Market	—	7,106	283	6,823	2,849	69,182
	U.S. High Yield Bond	—	10,757	462	10,295	6,143	138,365
	Value & Restructuring	—	14,550	408	14,142	4,925	172,956
	Value	—	19,856	639	19,217	6,823	207,548

	John Hancock Funds III
	International Core	—	6,609	236	6,373	10,114	276,731
Lifecycle 2025
	John Hancock Funds II
	Blue Chip Growth	—	16,103	770	15,333	$15,336	$295,166
	Capital Appreciation	—	20,072	967	19,105	10,317	196,777
	Core Equity	—	19,482	953	18,529	15,782	295,166
	Emerging Small Company	—	7,265	358	6,907	10,572	196,777
	Fundamental Value	—	18,356	849	17,507	14,747	295,166
	High Income	—	9,374	566	8,808	6,385	98,389
	High Yield	—	30,261	1,907	28,354	19,852	295,166
	Index 500	—	213,123	11,152	201,971	117,473	2,066,163
	International Equity Index	—	54,786	2,477	52,309	52,518	1,082,276
	International Opportunities	—	17,461	766	16,695	14,082	295,166
	International Small Cap	—	9,664	482	9,182	10,484	196,777
	International Small Company	—	28,558	1,479	27,079	16,315	295,166
	International Value	—	16,656	727	15,929	13,891	295,166
	Large Cap Value	—	12,351	596	11,755	15,490	295,166
	Mid Cap Index	—	30,344	1,561	28,783	32,800	590,332
	Mid Cap Stock	—	15,264	804	14,460	14,145	245,972
	Natural Resources	—	14,495	746	13,749	26,865	491,944
	Real Estate Equity	—	7,958	81	7,877	990	98,389
	Real Return Bond	—	16,042	1,157	14,885	15,153	196,777
	Small Cap Index	—	36,662	1,916	34,746	33,734	590,332
	Small Company Value	—	8,092	429	7,663	11,383	196,777
	Strategic Bond	—	8,754	575	8,179	6,908	98,389
	Strategic Income	—	10,404	643	9,761	6,477	98,389
	Total Bond Market	—	10,406	703	9,703	7,103	98,389
	Total Return	—	7,632	523	7,109	7,205	98,389
	U.S. High Yield Bond	—	7,813	492	7,321	6,601	98,389
	Value & Restructuring	—	16,931	841	16,090	10,605	196,777
	Value	—	23,954	1,179	22,775	13,059	245,972

	John Hancock Funds III
	International Core	—	7,120	322	6,798	14,287	295,166

Lifecycle Portfolios

		Beginning			Ending
	Affiliate —	Share	Shares	Shares	Share	Sale	Ending
Portfolio	Class NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

Lifecycle 2020
	John Hancock Funds II
	Blue Chip Growth	—	17,125	1,132	15,993	$22,086	$307,871
	Capital Appreciation	—	21,319	1,392	19,927	14,423	205,247
	Core Equity	—	13,829	945	12,884	15,208	205,247
	Emerging Small Company	—	5,754	351	5,403	10,026	153,935
	Fundamental Value	—	19,620	1,360	18,260	23,282	307,871
	Global Real Estate	—	9,210	900	8,310	10,785	102,624
	High Income	—	20,041	1,666	18,375	18,387	205,247
	High Yield	—	54,488	5,197	49,291	53,409	513,118
	Index 500	—	248,804	18,076	230,728	187,611	2,360,343
	International Equity Index	—	57,090	5,009	52,081	103,478	1,077,548
	International Opportunities	—	12,555	946	11,609	16,950	205,247
	International Small Cap	—	10,543	965	9,578	20,467	205,247
	International Small Company	—	20,815	1,985	18,830	21,124	205,247
	International Value	—	12,015	939	11,076	17,697	205,247
	Large Cap Value	—	13,205	944	12,261	23,797	307,871
	Mid Cap Index	—	26,928	1,910	25,018	38,221	513,118
	Mid Cap Stock	—	9,703	653	9,050	11,070	153,936
	Natural Resources	—	15,718	1,377	14,341	49,310	513,118
	Real Estate Equity	—	8,262	46	8,216	554	102,624
	Real Return Bond	—	26,055	2,767	23,288	35,971	307,871
	Small Cap Index	—	25,853	1,692	24,161	28,846	410,495
	Small Company Value	—	6,418	424	5,994	10,788	153,935
	Spectrum Income	—	10,696	987	9,709	10,341	102,624
	Strategic Bond	—	18,901	1,840	17,061	21,937	205,247
	Strategic Income	—	11,229	1,048	10,181	10,466	102,624
	Total Bond Market	—	11,237	1,116	10,121	11,194	102,624
	Total Return	—	16,480	1,650	14,830	22,586	205,247
	U.S. High Yield Bond	—	16,886	1,615	15,271	21,440	205,247
	Value & Restructuring	—	18,048	1,266	16,782	15,360	205,247
	Value	—	15,369	1,116	14,253	11,933	153,936

	John Hancock Funds III
	International Core	—	6,474	565	5,909	24,294	256,559
Lifecycle 2015
	John Hancock Funds II
	Blue Chip Growth	—	9,262	254	9,008	$4,998	$173,412
	Capital Appreciation	—	17,306	470	16,836	4,926	173,412
	Core Equity	—	11,216	330	10,886	5,354	173,412
	Emerging Small Company	—	3,132	89	3,043	2,540	86,706
	Fundamental Value	—	15,735	307	15,428	5,253	260,119
	Global Real Estate	—	14,714	673	14,041	8,245	173,412
	High Income	—	15,910	385	15,525	4,272	173,412
	High Yield	—	76,368	1,406	74,962	14,439	780,355
	Index 500	—	190,988	4,523	186,465	47,029	1,907,533
	International Equity Index	—	34,433	907	33,526	18,725	693,649
	International Opportunities	—	7,508	152	7,356	2,709	130,059
	International Small Cap	—	4,164	118	4,046	2,505	86,706
	International Small Company	—	16,386	477	15,909	5,059	173,412
	International Value	—	7,189	170	7,019	3,189	130,059
	Large Cap Value	—	7,048	142	6,906	3,583	173,412
	Mid Cap Index	—	13,079	396	12,683	8,019	260,119
	Mid Cap Stock	—	5,214	117	5,097	1,978	86,706
	Natural Resources	—	12,355	238	12,117	8,500	433,531
	Real Estate Equity	—	20,968	142	20,826	1,731	260,118
	Real Return Bond	—	26,679	444	26,235	5,756	346,825
	Small Cap Index	—	10,504	297	10,207	5,090	173,412
	Small Company Value	—	3,457	81	3,376	2,048	86,706
	Spectrum Income	—	16,655	249	16,406	2,605	173,412
	Strategic Bond	—	21,955	333	21,622	3,964	260,118
	Strategic Income	—	17,457	253	17,204	2,519	173,412
	Total Bond Market	—	34,797	593	34,204	5,942	346,825
	Total Return	—	12,726	196	12,530	2,687	173,412
	U.S. High Yield Bond	—	13,114	211	12,903	2,804	173,412
	Value & Restructuring	—	14,487	308	14,179	3,753	173,412
	Value	—	8,214	186	8,028	2,000	86,706

Lifecycle Portfolios

		Beginning			Ending
	Affiliate —	Share	Shares	Shares	Share	Sale	Ending
Portfolio	Class NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

Lifecycle 2015, continued
	John Hancock Funds III
	International Core	—	4,104	110	3,994	4,731	173,412
Lifecycle 2010
	John Hancock Funds II
	Blue Chip Growth	—	5,830	107	5,723	$2,074	$110,177
	Capital Appreciation	—	10,891	194	10,697	2,008	110,176
	Core Equity	—	3,523	65	3,458	1,049	55,088
	Fundamental Value	—	6,649	114	6,535	1,949	110,176
	Global Real Estate	—	13,822	440	13,382	5,216	165,265
	High Income	—	20,189	462	19,727	5,059	220,353
	High Yield	—	43,292	957	42,335	9,868	440,706
	Index 500	—	109,669	1,970	107,699	20,308	1,101,764
	International Equity Index	—	17,729	422	17,307	8,713	358,073
	International Opportunities	—	3,179	63	3,116	1,125	55,088
	International Small Cap	—	2,646	75	2,571	1,630	55,088
	International Small Company	—	5,212	158	5,054	1,658	55,088
	International Value	—	3,031	58	2,973	1,124	55,088
	Investment Quality Bond	—	9,428	146	9,282	1,716	110,176
	Large Cap Value	—	4,464	76	4,388	1,897	110,176
	Mid Cap Index	—	5,478	106	5,372	2,113	110,176
	Natural Resources	—	6,325	166	6,159	6,047	220,353
	Real Estate Equity	—	17,858	216	17,642	2,625	220,353
	Real Return Bond	—	21,172	337	20,835	4,396	275,441
	Small Cap Index	—	6,579	94	6,485	1,609	110,176
	Spectrum Income	—	15,894	259	15,635	2,716	165,265
	Strategic Bond	—	18,636	319	18,317	3,830	220,353
	Strategic Income	—	16,663	268	16,395	2,678	165,265
	Total Bond Market	—	38,780	751	38,029	7,565	385,617
	Total Return	—	8,083	122	7,961	1,685	110,177
	U.S. High Yield Bond	—	16,725	330	16,395	4,375	220,353
	Value & Restructuring	—	9,164	155	9,009	1,873	110,176

	John Hancock Funds III
	International Core	—	1,946	43	1,903	1,823	82,632
Lifecycle Retirement
	John Hancock Funds II
	Core Equity	—	36,925	2,724	34,201	$43,824	$544,829
	Emerging Small Company	—	6,639	265	6,374	7,949	181,609
	Fundamental Value	—	34,907	2,592	32,315	44,387	544,828
	Global Bond	—	54,017	4,090	49,927	59,533	726,438
	Global Real Estate	—	66,716	7,895	58,821	95,698	726,438
	High Income	—	89,007	7,714	81,293	85,591	908,047
	High Yield	—	95,525	8,297	87,228	85,472	908,047
	Index 500	—	182,833	23,059	159,774	239,431	1,634,486
	International Equity Index	—	27,200	867	26,333	17,979	544,829
	International Small Cap	—	8,910	435	8,475	9,695	181,609
	International Small Company	—	35,286	1,963	33,323	20,742	363,219
	International Value	—	10,262	461	9,801	8,917	181,609
	Investment Quality Bond	—	48,564	2,664	45,900	31,416	544,828
	Natural Resources	—	23,118	2,815	20,303	100,563	726,438
	Real Estate Equity	—	55,616	11,995	43,621	149,840	544,829
	Real Return Bond	—	154,319	16,944	137,375	219,886	1,816,095
	Small Cap Index	—	34,944	2,876	32,068	49,418	544,829
	Small Company Value	—	7,389	317	7,072	8,199	181,609
	Spectrum Income	—	54,618	3,073	51,545	32,299	544,829
	Strategic Bond	—	47,962	2,673	45,289	31,992	544,829
	Strategic Income	—	57,125	3,075	54,050	30,800	544,829
	Total Bond Market	—	121,755	14,294	107,461	143,658	1,089,657
	Total Return	—	41,645	2,279	39,366	31,465	544,829
	U.S. High Yield Bond	—	73,948	6,385	67,563	84,905	908,048

	John Hancock Funds III
	International Core	—	4,368	185	4,183	7,930	181,609

Lifecycle Portfolios

BOARD EVALUATION OF THE MFC GLOBAL (U.S.) SUB-SUBADVISORY AGREEMENT

On December 13, 2006, the Board of Trustees of John Hancock Funds II (the “Trust”) approved:

a sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) and MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”) regarding the Lifecycle Retirement Portfolio (the “Fund”).

The Board, including the Independent Trustees, is responsible for selecting the Trust’s investment adviser, approving John Hancock Investment Management Services, LLC’s (the “Adviser”) selection of subadvisers for portfolios of the Trust (the “Portfolios”) and approving the Trust’s advisory and subadvisory agreements (including sub-subadvisory agreements), their periodic continuation and any amendments.Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below.The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel.The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trustand by the subadvisers to the Portfolios;

2. the investment performance of the Portfolios and their subadvisers;

3. the extent to which economies of scale would be realized as a Portfolio grows and whether fee levels reflect these economies of scale for the benefit ofTrust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Trust’s advisory agreements. With respect to its evaluation of subadvisory agreements with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust, generally, are not a material factor in the Board’s consideration of these subadvisory agreements, because such fees are paid to subadvisers by the Adviser and not by the Portfolios and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser(“Material Relationships”).

In making its determination with respect to the factors that it considers, the Board reviewed in the case of the Sub-Subadvisory Agreement:

1. information relating to MFC Global (U.S.)’s business, which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and past subadvisory services to the Trust;

2. the historical and current performance of the other Trust portfolios managed by MFC Global (U.S.);

3. the sub-subadvisory fee for the Fund; and

4. information relating to the nature and scope of any Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

Particular considerations of the Board in approving the Sub-Subadvisory agreement for the Fund at the December 12-13, 2006 Board meeting included the following:

1. MFC Global (U.S.) is the subadviser to several Trust funds and has extensive experience and demonstrated skills as a manager and may be expected to provide a high quality of investment management services and personnel to the Fund;

2. MFC Global (U.S.) will operate under the ongoing supervision of MFC Global (U.S.A.) which is the subadviser to the Fund and which retains ultimate responsibility for portfolio management as subadviser;

3. The Sub-Subadvisory fee with respect to the Fund under the Sub-Subadvisory Agreement is paid by MFC Global (U.S.A.) and not by the Fund and will not result in any advisory fee increase with respect to the Fund.

4. MFC Global (U.S.) does not currently manage comparable funds although the Board is generally satisfied with MFC Global (U.S.) management of other Trust funds which it currently subadvises.

BOARD EVALUATION OF LIFECYCLE ADVISORY AND SUBADVISORY AGREEMENTS

This section describes the evaluation by the Board of Trustees of:

(a) an amendment to the advisory agreement between John Hancock Funds II (the “Trust”) and John Hancock Investment Management, LLC (the “Adviser” or “JHIMS”) to add the following new portfolios:

1. Lifecycle 2010 Portfolio

2. Lifecycle 2015 Portfolio

3. Lifecycle 2020 Portfolio

4. Lifecycle 2025 Portfolio

5. Lifecycle 2030 Portfolio

6. Lifecycle 2035 Portfolio

7. Lifecycle 2040 Portfolio

8. Lifecycle 2045 Portfolio

9. Lifecycle 2050 Portfolio

10. Lifecycle Retirement Portfolio

(the “New Portfolios” or “Lifecycle Portfolios”)

(b) amendments (“Amendments”) to the subadvisory agreements between the Adviser and each of the subadvisers listed below:

1. MFC Global Investment Management (U.S.A.) Limited
(to add the New Portfolios)

2. Deustche Asset Management, Inc.
(to add the New Portfolios)

(Each of the subadvisers listed above are collectively referred to as the “Existing Subadvisers.”)

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors

(including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the New Portfolios and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on September 28-29, 2006, the Board, including all the Independent Trustees, approved:

(a) an amendment to the advisory agreement between the Trust and the Adviser to add the New Portfolios (the “Advisory Agreement Amendment”):

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1) — (a) considered the high value to the Trust of continuing its long relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the New Portfolios;

(2) — since there are no funds managed by the proposed Subadviser to the New Portfolios that have comparable investment objectives and policies to those of the New Portfolios, the Board considered the Subadviser’s performance in managing other portfolios in the Trust and that JHIMS may reasonably be expected to ably monitor the performance of the New Portfolios and its Subadviser.

(3) — reviewed the advisory fee structure for the New Portfolios and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that these New Portfolios have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for New Portfolios, (ii) that the Lifecycle subadvisory fees for Deutsche Asset Management, Inc. (“DeAM”) is the product of arms-length negotiations between MFC Global Investment Management (U.S.A.) Limited and DeAM and contains breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolios with advisory fee breakpoints to benefit from economies of scale if the assets of such fund grow;

(4) — (a) reviewed the anticipated profitability of the JHIMS’s relationship with each New Portfolio in terms of the total amount of annual advisory fees it would receive with respect to each New Portfolio and whether JHIMS has the financial ability to provide a high level of services to each New Portfolios,

(b) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolios, and

(c) noted that JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the New Portfolios and concluded that the advisory fees to be paid by the Trust with respect to these funds are not unreasonable in light of such information; and

(5) — (a) in the case of the New Portfolios reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the New Portfolios, are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of New Portfolios. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to these Funds, as well as the other factors considered.

In addition, in the case of each Lifecycle Portfolio (the “Fund of Funds”), each a fund of funds, the Trustees reviewed the advisory fee to be paid to the Adviser for the Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to the Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular New Portfolio is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on September 28-29, 2006, the Board, including all the Independent Trustees, approved the Amendments.

In making its determination with respect to the factors that its considers, the Board reviewed:

(1) information relating to each subadviser’s business, which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and past subadvisory services to the Trust;

(2) in the case of the Lifecycle Portfolios, the investment performance of other portfolios managed by MFC Global and DeAM.

(3) the proposed subadvisory fee for each New Portfolio and comparative fee information; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board’s decision to approve the Amendments was based on a number of determinations, including the following:

(1) Each subadviser has extensive experience and demonstrated skills as a manager;

(2) With respect to DeAM, the subadvisory fees are a product of arms-length negotiation between the Adviser and the subadviser and generally are competitive within the range of industry norms;

(3) With respect to the New Portfolios that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the New Portfolios in order to permit shareholders to benefit from economies of scale if the New Portfolios grow; and

(4) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

In addition, in the case of each Lifecycle Portfolio, the Trustees reviewed the subadvisory fee to be paid to the subadviser for each Lifecycle Portfolio and concluded that the subadvisory fee to be paid to the subadviser with respect to each Lifecycle Portfolio is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of each Lifecycle Portfolio and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of each Lifecycle Portfolio and those of its underlying portfolios.

Additional information that the Board considered for a particular New Portfolio is set forth in Appendix A.

John Hancock Funds II
Appendix A

PORTFOLIO	PERFORMANCE OF TRUST, AS OF	FEES AND ExPENSES	COMMENTS
(SUBADVISER)	JUNE 30, 2006

Lifecycle 2050 – 2010	See Comments	Advisory fees for these	These portfolios will commence
		Portfolios are lower than their	operations on October 30,
(MFC Global		peer group median.	2006 and have no performance
Investment			history. The current subadvisor
Management (U.S.A.)		See Comments	does not manage comparable
Limited			funds. Based on estimates,
total expenses for these
Portfolios are lower than the
peer group median.

Lifecycle Retirement	See Comments	Advisory fees for this	The portfolio will commence
		Portfolio are equal to its peer	operations on October 30, 2006
(MFC Global		group median.	and has no performance history.
Investment			The current subadvisor manages
Management (U.S.A.)		See Comments	a comparable Portfolio (Absolute
Limited)			Return) that commenced opera-
tions in June 2006. Based on
estimates, total expenses for this
Portfolio are higher than the
peer group median.

For more information

The Portfolios’ proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Portfolios’ Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Investment	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
Management Services, LLC	2 Avenue de Lafayette	Preston Gates Ellis LLP
601 Congress Street	Boston, MA 02111	1 Lincoln Street
Boston, MA 02210-2805		Boston, MA 02111
Transfer agent
Principal distributor	John Hancock Signature	Independent registered
John Hancock Funds, LLC	Services, Inc.	public accounting firm
601 Congress Street	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02210-2805	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110

Each underlying fund’s accounting policies are outlined in the underlying fund’s shareholder report, available without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov, File # 811-21779, CIK 0001331971 for JHF II and File # 811-21777, CIK 0003129954 for JHF III.

The Portfolios’ investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Portfolios’ Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-888-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

John Hancock family of funds

Equity	International
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Core Equity Fund	International Core Fund
Focused Equity Fund	International Fund
Growth Fund	International Growth Fund
Growth Opportunities Fund
Growth Trends Fund	Income
Intrinsic Value Fund	Bond Fund
Large Cap Equity Fund	Government Income Fund
Large Cap Select Fund	High Yield Fund
Mid Cap Equity Fund	Investment Grade Bond Fund
Mid Cap Growth Fund	Strategic Income Fund
Multi Cap Growth Fund
Small Cap Equity Fund	Tax-Free Income
Small Cap Fund	California Tax-Free Income Fund
Small Cap Intrinsic Value Fund	High Yield Municipal Bond Fund
Sovereign Investors Fund	Massachusetts Tax-Free Income Fund
U.S. Core Fund	New York Tax-Free Income Fund
U.S. Global Leaders Growth Fund	Tax-Free Bond Fund
Value Opportunities Fund
Money Market
Asset Allocation & Lifestyle	Money Market Fund
Allocation Core Portfolio	U.S. Government Cash Reserve
Allocation Growth + Value Portfolio
Lifecycle 2010 Portfolio	Closed-End
Lifecycle 2015 Portfolio	Bank & Thrift Opportunity Fund
Lifecycle 2020 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2025 Portfolio	Income Securities Trust
Lifecycle 2030 Portfolio	Investors Trust
Lifecycle 2035 Portfolio	Patriot Global Dividend Fund
Lifecycle 2040 Portfolio	Patriot Preferred Dividend Fund
Lifecycle 2045 Portfolio	Patriot Premium Dividend Fund I
Lifecycle Retirement Portfolio	Patriot Premium Dividend Fund II
Lifestyle Aggressive Portfolio	Patriot Select Dividend Trust
Lifestyle Balanced Portfolio	Preferred Income Fund
Lifestyle Conservative Portfolio	Preferred Income II Fund
Lifestyle Growth Portfolio	Preferred Income III Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Dividend Income Fund

Sector
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

	LC0SA	2/07
This report is for the information of the shareholders of John Hancock Lifecycle Portfolios.		4/07

JOHN HANCOCK

Funds II

2.28.2007 Semiannual Report

John Hancock
MUTUAL FUNDS

John Hancock Funds II

President’s Message

To Our Shareholders:

At the end of October 2006, the U.S. stock market was on a roll, amid an environment of solid economic growth, stronger than expected corporate earnings and dampened inflation fears and energy costs. With this backdrop, the Federal Reserve Board also held short-term interest rates steady. A sharp decline in the last days of the period curtailed the stock market’s results, but it still managed to produce a small gain of 2.84% from October 30, 2006 to the end of February 2007, as measured by the S&P 500 Index. With interest rates remaining relatively steady, fixed-income securities also produced positive results.

After a remarkably long period of calm, the financial markets were rocked at the end of the period by a dramatic sell-off in China’s stock market, which had ripple effects on financial markets worldwide. In the United States, for example, the Dow Jones Industrial Average had its steepest one-day percentage decline in nearly four years on February 27, 2007. The event served to jog investors out of their seemingly casual attitude toward risk, and remind them of the simple fact that stock markets move in two directions — down as well as up.

Following the market’s latest moves, we encourage investors to sit back, take stock and set some realistic expectations. While history bodes well for the U.S. market in 2007 (since 1939, the S&P 500 Index has always produced positive results in the third year of a presidential term), there are no guarantees, and opinions are divided on the future of this more-than-four-year-old bull market. The downturn at the period’s end bolsters this uncertainty, although we believe it was a healthy correction for which we were long overdue.

The recent volatility was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

The good news is that for investors saving for retirement, our Lifecycle Portfolios fulfill these two objectives. Investing in a Lifecycle Portfolio that is managed to meet investment goals for time-specific retirement dates helps investors stay focused on the long term. And diversification and portfolio allocation are automatically done by the Portfolios’ investment managers — also a key factor in the Lifestyle Portfolios.

These benefits could make it easier to handle the emotional roller coaster of the market’s twists and turns. After all, we believe investors with a well-balanced portfolio and a marathon — rather than a sprint — approach to investing, stand a better chance of weathering the market’s short-term results, and reaching their long-term goals.

Sincerely,

Keith F. Hartstein

President and Chief Executive Officer

2

John Hancock Funds II

Semiannual Report — Table of Contents

Sector Weightings	4

Shareholder Expense Example	9

Statements of Assets and Liabilities	15

Statements of Operations	29

Statements of Changes in Net Assets	43

Financial Highlights	53

Portfolio of Investments (See below for each Fund’s page #)	82

Notes to Financial Statements	357

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	397

	Portfolio of		Portfolio of
Fund	Investments	Fund	Investments

Absolute Return Fund	82	Mid Cap Value Fund	234
Active Bond Fund	83	Mid Cap Value Equity Fund	236
All Cap Core Fund	100	Natural Resources Fund	238
All Cap Growth Fund	103	Quantitative All Cap Fund	239
All Cap Value Fund	105	Quantitative Mid Cap Fund	241
Blue Chip Growth Fund	107	Quantitative Value Fund	243
Capital Appreciation Fund	110	Real Estate Equity Fund	245
Core Bond Fund	111	Real Estate Securities Fund	246
Core Equity Fund	119	Real Return Bond Fund	246
Emerging Growth Fund	120	Small Cap Fund	248
Emerging Small Company Fund	122	Small Cap Index Fund	249
Equity-Income Fund	124	Small Cap Opportunities Fund	269
Fundamental Value Fund	126	Small Company Fund	271
Global Bond Fund	128	Small Company Growth Fund	275
Global Real Estate Fund	135	Small Company Value Fund	278
High Income Fund	138	Special Value Fund	280
High Yield Fund	141	Spectrum Income Fund	283
Index 500 Fund	151	Strategic Bond Fund	311
International Equity Index Fund	158	Strategic Income Fund	321
International Opportunities Fund	180	Total Bond Market Fund	325
International Small Cap Fund	181	Total Return Fund	327
International Small Company Fund	183	U.S. Global Leaders Growth Fund	334
International Value Fund	210	U.S. Government Securities Fund	334
Investment Quality Bond Fund	212	U.S. High Yield Bond Fund	337
Large Cap Fund	223	U.S. Multi Sector Fund	344
Large Cap Value Fund	225	Value Fund	350
Mid Cap Index Fund	227	Value & Restructuring Fund	352
Mid Cap Stock Fund	232	Vista Fund	354
3

John Hancock Funds II

Sector Weightings

Absolute Return Fund

Sector Weighting*	% of Total
U.S. Large Cap	14.82
Multi-Sector Bond	13.26
Treasury Inflation-Protected Securities	10.30
Intermediate Bond	10.26
High Yield Bond	10.05
Government	7.68
Real Estate	6.97
International	4.90
U.S. Small Cap	4.90
Natural Resources	3.93

Active Bond Fund

Sector Weighting*	% of Total
Mortgage Securities	38.18
Government	20.71
Financial	12.84
Asset Backed Securities	3.91
Communications	3.20
Energy	2.70
Utilities	2.57
Industrial	1.37
Consumer, Cyclical	1.37
Consumer, Non-cyclical	1.34

All Cap Core Fund

Sector Weighting*	% of Total
Consumer, Non-cyclical	17.17
Financial	16.09
Technology	10.02
Industrial	9.22
Energy	8.96
Communications	8.71
Consumer, Cyclical	7.15
Basic Materials	3.31
Utilities	2.06
Government	0.31

All Cap Growth Fund

Sector Weighting*	% of Total
Consumer, Non-cyclical	20.66
Technology	15.44
Consumer, Cyclical	13.68
Industrial	13.45
Communications	11.73
Financial	9.28
Energy	4.07
Basic Materials	1.84

All Cap Value Fund

Sector Weighting*	% of Total
Consumer, Non-cyclical	19.66
Industrial	16.86
Financial	13.83
Communications	9.82
Basic Materials	7.05
Energy	6.62
Consumer, Cyclical	5.15
Utilities	3.73
Technology	2.97
Government	0.48

Blue Chip Growth Fund

Sector Weighting*	% of Total
Consumer, Non-cyclical	21.97
Financial	20.15
Communications	14.20
Technology	13.59
Consumer, Cyclical	9.54
Industrial	9.19
Energy	6.46
Basic Materials	0.74

Capital Appreciation Fund

Sector Weighting*	% of Total
Consumer, Non-cyclical	23.01
Technology	16.07
Communications	15.67
Consumer, Cyclical	14.03
Financial	12.80
Industrial	5.55
Energy	2.56
Basic Materials	0.90

Core Bond Fund

Sector Weighting*	% of Total
Mortgage Securities	52.71
Government	12.70
Financial	8.36
Asset Backed Securities	4.59
Communications	2.53
Utilities	1.22
Consumer, Non-cyclical	0.79
Energy	0.79
Industrial	0.38
Consumer, Cyclical	0.35

Core Equity Fund

Sector Weighting*	% of Total
Communications	36.47
Financial	14.10
Consumer, Cyclical	12.24
Consumer, Non-cyclical	12.07
Industrial	9.72
Technology	8.98
Utilities	5.06

Emerging Growth Fund

Sector Weighting*	% of Total
Consumer, Non-cyclical	24.76
Technology	13.75
Consumer, Cyclical	10.86
Industrial	10.86
Financial	6.99
Communications	5.36
Energy	4.47
Government	2.34
Basic Materials	0.42

Emerging Small Company Fund

Sector Weighting*	% of Total
Consumer, Non-cyclical	22.77
Consumer, Cyclical	21.37
Financial	14.59
Technology	12.12
Communications	10.10
Industrial	7.84
Energy	5.47
Funds	2.51

Equity-Income Fund

Sector Weighting*	% of Total
Consumer, Non-cyclical	18.04
Financial	14.85
Communications	12.62
Industrial	12.53
Energy	9.55
Consumer, Cyclical	6.27
Technology	4.88
Basic Materials	4.19
Utilities	4.10
Government	0.43

4

John Hancock Funds II

Sector Weightings

Fundamental Value Fund

Sector Weighting*	% of Total
Financial	33.98
Consumer, Non-cyclical	15.27
Energy	10.85
Communications	9.46
Consumer, Cyclical	8.86
Industrial	8.44
Funds	4.32
Technology	3.28
Diversified	0.59
Basic Materials	0.38

Global Bond Fund

Sector Weighting*	% of Total
Mortgage Securities	35.46
Government	28.19
Financial	10.10
Asset Backed Securities	8.98
Communications	0.66
Consumer, Cyclical	0.64
Consumer, Non-cyclical	0.41
Utilities	0.27
Industrial	0.21
Basic Materials	0.17

Global Real Estate Fund

Sector Weighting*	% of Total
Financial	84.88
Consumer, Non-cyclical	4.01
Consumer, Cyclical	2.01
Industrial	0.24

High Income Fund

Sector Weighting*	% of Total
Consumer, Cyclical	26.39
Communications	23.74
Basic Materials	6.86
Industrial	6.79
Consumer, Non-cyclical	5.39
Energy	3.06
Financial	2.99
Government	2.35
Diversified	1.19
Utilities	0.80

High Yield Fund

Sector Weighting*	% of Total
Communications	16.66
Consumer, Cyclical	13.83
Energy	8.94
Financial	8.41
Industrial	8.16
Consumer, Non-cyclical	8.01
Government	5.30
Basic Materials	3.50
Utilities	2.99
Technology	1.77

Index 500 Fund

Sector Weighting*	% of Total
Government	23.90
Financial	14.99
Consumer, Non-cyclical	14.40
Communications	8.27
Industrial	7.91
Technology	7.35
Energy	7.16
Consumer, Cyclical	6.06
Utilities	2.39
Basic Materials	2.19

International Equity Index Fund

Sector Weighting*	% of Total
Financial	24.33
Consumer, Non-cyclical	11.63
Industrial	9.56
Consumer, Cyclical	8.60
Communications	7.95
Energy	7.62
Basic Materials	7.53
Utilities	4.22
Technology	3.12
Diversified	0.72

International Opportunities Fund

Sector Weighting*	% of Total
Financial	29.38
Consumer, Cyclical	16.97
Consumer, Non-cyclical	15.26
Industrial	12.54
Communications	7.12
Basic Materials	3.39
Utilities	1.84
Diversified	0.89
Energy	0.81

International Small Cap Fund

Sector Weighting*	% of Total
Industrial	19.50
Consumer, Cyclical	18.63
Consumer, Non-cyclical	15.73
Financial	7.89
Communications	5.93
Technology	5.12
Basic Materials	5.02
Energy	3.34
Utilities	2.66
Diversified	1.64

International Small Company Fund

Sector Weighting*	% of Total
Industrial	22.50
Consumer, Cyclical	15.17
Consumer, Non-cyclical	14.38
Financial	11.13
Basic Materials	7.81
Technology	4.52
Communications	4.06
Energy	2.91
Diversified	2.01
Utilities	0.84

International Value Fund

Sector Weighting*	% of Total
Financial	20.75
Communications	20.12
Consumer, Non-cyclical	11.86
Industrial	9.17
Consumer, Cyclical	7.98
Energy	7.48
Technology	4.73
Basic Materials	4.20
Utilities	1.70
Diversified	1.36

Investment Quality Bond Fund

Sector Weighting*	% of Total
Government	17.70
Financial	15.37
Mortgage Securities	14.63
Communications	6.20
Asset Backed Securities	5.05
Consumer, Non-cyclical	3.51
Utilities	2.64
Consumer, Cyclical	2.64
Basic Materials	1.54
Energy	1.45

5

John Hancock Funds II

Sector Weightings

Large Cap Fund

Sector Weighting*	% of Total
Financial	21.67
Consumer, Non-cyclical	17.76
Communications	11.23
Consumer, Cyclical	10.31
Technology	8.59
Industrial	8.41
Utilities	5.87
Energy	4.93
Funds	2.03
Mortgage Securities	1.06

Large Cap Value Fund

Sector Weighting*	% of Total
Financial	23.86
Consumer, Non-cyclical	18.04
Energy	17.42
Industrial	8.31
Technology	7.09
Basic Materials	7.02
Consumer, Cyclical	5.77
Communications	4.45
Utilities	1.15

Mid Cap Index Fund

Sector Weighting*	% of Total
Financial	13.55
Consumer, Non-cyclical	13.53
Industrial	13.16
Consumer, Cyclical	11.77
Technology	8.01
Energy	6.54
Utilities	5.76
Communications	4.30
Basic Materials	3.85
Government	1.57

Mid Cap Stock Fund

Sector Weighting*	% of Total
Consumer, Non-cyclical	21.02
Technology	14.83
Industrial	12.43
Communications	8.22
Consumer, Cyclical	7.09
Basic Materials	6.26
Energy	4.39
Financial	3.49

Mid Cap Value Fund

Sector Weighting*	% of Total
Communications	19.68
Consumer, Non-cyclical	13.54
Consumer, Cyclical	11.50
Industrial	8.32
Basic Materials	8.29
Utilities	7.67
Financial	7.49
Energy	5.32
Technology	2.88

Mid Cap Value Equity Fund

Sector Weighting*	% of Total
Financial	17.48
Industrial	12.66
Consumer, Cyclical	10.02
Utilities	8.75
Consumer, Non-cyclical	8.58
Energy	7.74
Communications	5.51
Basic Materials	5.01
Technology	4.89
Asset Backed Securities	0.62

Natural Resources Fund

Sector Weighting*	% of Total
Energy	58.37
Basic Materials	32.04

Quantitative All Cap Fund

Sector Weighting*	% of Total
Financial	23.40
Consumer, Non-cyclical	18.29
Consumer, Cyclical	13.34
Industrial	11.62
Communications	10.71
Energy	7.19
Technology	7.02
Utilities	5.14
Basic Materials	3.29

Quantitative Mid Cap Fund

Sector Weighting*	% of Total
Financial	16.48
Industrial	15.49
Consumer, Non-cyclical	11.86
Consumer, Cyclical	11.83
Technology	9.41
Utilities	6.78
Energy	5.07
Communications	3.80
Funds	1.26
Basic Materials	1.20

Quantitative Value Fund

Sector Weighting*	% of Total
Financial	33.47
Energy	12.29
Consumer, Non-cyclical	10.07
Communications	9.55
Consumer, Cyclical	7.93
Industrial	6.65
Utilities	5.26
Basic Materials	4.09
Technology	2.68

Real Estate Equity Fund

Sector Weighting*	% of Total
Financial	81.65
Consumer, Cyclical	2.13
Basic Materials	1.49

Real Estate Securities Fund

Sector Weighting*	% of Total
Financial	86.82
Consumer, Cyclical	2.97

Real Return Bond Fund

Sector Weighting*	% of Total
Government	72.78
Financial	2.06
Mortgage Securities	2.05
Consumer, Non-cyclical	0.32
Consumer, Cyclical	0.15
Communications	0.12
Basic Materials	0.08
Energy	0.04
Utilities	0.03

Small Cap Fund

Sector Weighting*	% of Total
Consumer, Cyclical	15.20
Consumer, Non-cyclical	13.68
Financial	13.53
Industrial	12.95
Technology	8.36
Communications	8.24
Energy	5.20
Funds	3.74
Basic Materials	3.60
Utilities	1.22

6

John Hancock Funds II

Sector Weightings

Small Cap Index Fund

Sector Weighting*	% of Total
Financial	16.28
Consumer, Non-cyclical	14.92
Consumer, Cyclical	11.09
Industrial	10.14
Technology	7.71
Communications	7.54
Energy	3.58
Basic Materials	3.30
Utilities	2.34
Government	1.87

Small Cap Opportunities Fund

Sector Weighting*	% of Total
Financial	23.70
Consumer, Cyclical	14.67
Industrial	12.28
Energy	6.08
Consumer, Non-cyclical	5.95
Technology	3.62
Communications	3.38
Basic Materials	3.25
Utilities	1.34

Small Company Fund

Sector Weighting*	% of Total
Consumer, Non-cyclical	19.84
Industrial	14.61
Financial	14.30
Consumer, Cyclical	11.89
Technology	5.57
Basic Materials	4.97
Energy	4.26
Communications	4.01
Utilities	3.07
Diversified	0.02

Small Company Growth Fund

Sector Weighting*	% of Total
Consumer, Non-cyclical	20.08
Technology	12.83
Industrial	11.69
Consumer, Cyclical	9.77
Communications	8.51
Financial	6.40
Energy	5.61
Utilities	1.09
Basic Materials	0.87

Small Company Value Fund

Sector Weighting*	% of Total
Industrial	20.69
Financial	15.59
Consumer, Non-cyclical	12.17
Consumer, Cyclical	9.05
Basic Materials	7.16
Energy	6.91
Technology	5.21
Utilities	2.98
Communications	1.92
Funds	0.59

Special Value Fund

Sector Weighting*	% of Total
Industrial	18.35
Financial	17.81
Consumer, Cyclical	14.01
Consumer, Non-cyclical	10.76
Technology	9.36
Energy	4.00
Communications	3.00
Basic Materials	1.42
Utilities	1.19

Spectrum Income Fund

Sector Weighting*	% of Total
Mortgage Securities	23.13
Government	19.53
Financial	8.27
Communications	7.20
Consumer, Non-cyclical	5.15
Industrial	4.30
Consumer, Cyclical	4.22
Energy	3.79
Utilities	2.40
Basic Materials	1.71

Strategic Bond Fund

Sector Weighting*	% of Total
Mortgage Securities	29.40
Financial	10.07
Government	6.36
Asset Backed Securities	6.32
Energy	4.28
Industrial	3.49
Communications	3.36
Consumer, Cyclical	3.34
Utilities	2.98
Consumer, Non-cyclical	1.92

Strategic Income Fund

Sector Weighting*	% of Total
Government	40.15
Mortgage Securities	14.81
Financial	5.39
Consumer, Cyclical	5.38
Communications	4.06
Industrial	3.40
Energy	2.59
Consumer, Non-cyclical	2.08
Basic Materials	1.72
Diversified	0.46

Total Bond Market Fund

Sector Weighting*	% of Total
Mortgage Securities	42.14
Government	33.74
Financial	11.82
Communications	5.07
Energy	1.50
Industrial	1.45
Consumer, Cyclical	1.39
Utilities	1.27
Consumer, Non-cyclical	0.80
Technology	0.37

Total Return Fund

Sector Weighting*	% of Total
Mortgage Securities	38.34
Financial	19.92
Asset Backed Securities	10.47
Government	2.54
Communications	1.44
Industrial	0.65
Consumer, Cyclical	0.59
Energy	0.45
Consumer, Non-cyclical	0.39

U.S. Global Leaders Growth Fund

Sector Weighting*	% of Total
Consumer, Non-cyclical	42.27
Technology	16.40
Consumer, Cyclical	14.56
Industrial	9.22
Communications	7.33
Financial	6.65

7

John Hancock Funds II

Sector Weightings

U.S. Government Securities Fund

Sector Weighting*	% of Total
Mortgage Securities	59.36
Asset Backed Securities	8.07
Government	6.52

U.S. High Yield Bond Fund

Sector Weighting*	% of Total
Communications	20.89
Consumer, Non-cyclical	15.55
Financial	13.42
Consumer, Cyclical	11.36
Industrial	7.95
Energy	6.33
Technology	5.32
Basic Materials	3.53
Utilities	1.81
Asset Backed Securities	0.33

U.S. Multi Sector Fund

Sector Weighting*	% of Total
Consumer, Non-cyclical	26.60
Consumer, Cyclical	20.76
Financial	10.33
Industrial	9.59
Energy	7.67
Communications	7.02
Technology	4.93
Basic Materials	1.59
Government	1.35
Mortgage Securities	0.27

Value Fund

Sector Weighting*	% of Total
Financial	25.98
Consumer, Non-cyclical	14.43
Industrial	12.59
Communications	9.27
Consumer, Cyclical	8.23
Technology	6.98
Utilities	6.82
Energy	5.95
Government	5.71
Basic Materials	2.80

Value & Restructuring Fund

Sector Weighting*	% of Total
Financial	19.96
Energy	16.74
Industrial	12.80
Communications	10.04
Consumer, Non-cyclical	9.86
Consumer, Cyclical	8.52
Basic Materials	6.80
Technology	1.39
Mortgage Securities	1.22
Utilities	0.51

Vista Fund

Sector Weighting*	% of Total
Industrial	21.38
Communications	20.39
Consumer, Cyclical	12.56
Consumer, Non-cyclical	11.72
Technology	8.76
Financial	4.15
Basic Materials	3.10
Energy	2.09
Utilities	0.45

* Top sectors as a percentage of market value. Does not include short-term securities and investments in the State Street Navigator Securities Lending Prime Portfolio.

8

John Hancock Funds II

Shareholder Expense Example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In the case of Absolute Return, in addition to the operating expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied operating expenses and transaction costs and the Fund may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Fund will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 through February 28, 2007).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*	Annualized
	Account Value	Account Value	9-1-06 –	Expense
	9-1-06	2-28-07	2-28-07	Ratio

Absolute Return **

Class A — Actual	$1,000.00	$1,072.39	$2.83	0.55%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.07	2.76	0.55%
Class B — Actual	1,000.00	1,069.70	6.41	1.25%
Class B — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.26	1.25%
Class C — Actual	1,000.00	1,069.70	6.41	1.25%
Class C — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.26	1.25%
Class 1 — Actual	1,000.00	1,074.01	1.54	0.30%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.31	1.51	0.30%

Active Bond

Class 1 — Actual	$1,000.00	$1,039.82	$3.69	0.73%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.17	3.66	0.73%
Class NAV — Actual	1,000.00	1,039.12	3.44	0.68%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.42	3.41	0.68%

All Cap Core

Class NAV — Actual	$1,000.00	$1,086.18	$4.24	0.82%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.73	4.11	0.82%

All Cap Growth

Class 1 — Actual	$1,000.00	$1,073.01	$4.99	0.97%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.98	4.86	0.97%
Class NAV — Actual	1,000.00	1,073.03	4.73	0.92%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.23	4.61	0.92%

9

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period*	Annualized
	Account Value	Account Value	9-1-06 –	Expense
	9-1-06	2-28-07	2-28-07	Ratio

All Cap Value

Class 1 — Actual	$1,000.00	$1,065.68	$4.66	0.91%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.28	4.56	0.91%
Class NAV — Actual	1,000.00	1,066.61	4.41	0.86%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.53	4.31	0.86%

Blue Chip Growth

Class 1 — Actual	$1,000.00	$1,086.43	$4.45	0.86%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.53	4.31	0.86%
Class NAV — Actual	1,000.00	1,086.64	4.19	0.81%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.78	4.06	0.81%

Capital Appreciation

Class 1 — Actual	$1,000.00	$1,091.25	$4.20	0.81%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.78	4.06	0.81%
Class NAV — Actual	1,000.00	1,091.26	3.94	0.76%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.03	3.81	0.76%

Core Bond

Class 1 — Actual	$1,000.00	$1,034.36	$4.14	0.82%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.73	4.11	0.82%
Class NAV — Actual	1,000.00	1,034.80	3.88	0.77%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.98	3.86	0.77%

Core Equity

Class 1 — Actual	$1,000.00	$1,122.74	$4.53	0.86%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.53	4.31	0.86%
Class NAV — Actual	1,000.00	1,122.67	4.26	0.81%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.78	4.06	0.81%

Emerging Growth

Class 1 — Actual	$1,000.00	$1,100.17	$4.89	0.94%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.13	4.71	0.94%
Class NAV — Actual	1,000.00	1,100.29	4.63	0.89%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.38	4.46	0.89%

Emerging Small Company

Class 1 — Actual	$1,000.00	$1,088.59	$5.59	1.08%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.44	5.41	1.08%
Class NAV — Actual	1,000.00	1,088.97	5.49	1.06%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.54	5.31	1.06%

Equity-Income

Class 1 — Actual	$1,000.00	$1,105.05	$4.54	0.87%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.48	4.36	0.87%
Class NAV — Actual	1,000.00	1,105.27	4.28	0.82%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.73	4.11	0.82%

Fundamental Value

Class 1 — Actual	$1,000.00	$1,085.21	$4.39	0.85%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.58	4.26	0.85%
Class NAV — Actual	1,000.00	1,086.11	4.14	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.83	4.01	0.80%

Global Bond

Class 1 — Actual	$1,000.00	$1,018.68	$4.10	0.82%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.73	4.11	0.82%
Class NAV — Actual	1,000.00	1,018.96	3.85	0.77%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.98	3.86	0.77%

10

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period*	Annualized
	Account Value	Account Value	9-1-06 –	Expense
	9-1-06	2-28-07	2-28-07	Ratio

Global Real Estate

Class NAV — Actual	$1,000.00	$1,245.86	$5.90	1.06%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.54	5.31	1.06%

High Income

Class NAV — Actual	$1,000.00	$1,173.19	$3.99	0.74%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.12	3.71	0.74%

High Yield

Class 1 — Actual	$1,000.00	$1,080.13	$3.92	0.76%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.03	3.81	0.76%
Class NAV — Actual	1,000.00	1,079.84	3.66	0.71%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.27	3.56	0.71%

Index 500 ***

Class NAV — Actual	$1,000.00	$1,026.89	$1.77	0.51%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,015.38	1.76	0.51%

International Equity Index

Class NAV — Actual	$1,000.00	$1,121.06	$2.95	0.56%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.02	2.81	0.56%

International Opportunities

Class 1 — Actual	$1,000.00	$1,109.80	$5.34	1.02%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.74	5.11	1.02%
Class NAV — Actual	1,000.00	1,109.69	5.07	0.97%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.98	4.86	0.97%

International Small Cap

Class 1 — Actual	$1,000.00	$1,179.86	$6.38	1.18%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.94	5.91	1.18%
Class NAV — Actual	1,000.00	1,179.45	6.11	1.13%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.19	5.66	1.13%

International Small Company

Class NAV — Actual	$1,000.00	$1,175.10	$5.99	1.11%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.29	5.56	1.11%

International Value

Class 1 — Actual	$1,000.00	$1,124.26	$5.11	0.97%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.98	4.86	0.97%
Class NAV — Actual	1,000.00	1,124.02	4.85	0.92%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.23	4.61	0.92%

Investment Quality Bond

Class 1 — Actual	$1,000.00	$1,035.75	$4.04	0.80%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.83	4.01	0.80%
Class NAV — Actual	1,000.00	1,036.16	3.79	0.75%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.08	3.76	0.75%

Large Cap

Class 1 — Actual	$1,000.00	$1,099.21	$4.37	0.84%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.63	4.21	0.84%
Class NAV — Actual	1,000.00	1,099.31	4.11	0.79%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.88	3.96	0.79%

Large Cap Value

Class 1 — Actual	$1,000.00	$1,097.56	$4.63	0.89%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.38	4.46	0.89%
Class NAV — Actual	1,000.00	1,097.51	4.37	0.84%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.63	4.21	0.84%

11

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period*	Annualized
	Account Value	Account Value	9-1-06 –	Expense
	9-1-06	2-28-07	2-28-07	Ratio

Mid Cap Index

Class NAV — Actual	$1,000.00	$1,122.61	$2.58	0.49%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.36	2.46	0.49%

Mid Cap Stock

Class 1 — Actual	$1,000.00	$1,125.86	$4.95	0.94%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.13	4.71	0.94%
Class NAV — Actual	1,000.00	1,125.81	4.69	0.89%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.38	4.46	0.89%

Mid Cap Value

Class 1 — Actual	$1,000.00	$1,155.36	$5.29	0.99%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.89	4.96	0.99%
Class NAV — Actual	1,000.00	1,155.58	5.02	0.94%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.13	4.71	0.94%

Mid Cap Value Equity

Class NAV — Actual	$1,000.00	$1,114.91	$5.09	0.97%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.98	4.86	0.97%

Natural Resources

Class 1 — Actual	$1,000.00	$1,059.94	$5.62	1.10%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.34	5.51	1.10%
Class NAV — Actual	1,000.00	1,060.25	5.36	1.05%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.59	5.26	1.05%

Quantitative All Cap

Class A — Actual	$1,000.00	$1,112.89	$5.76	1.10%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.34	5.51	1.10%
Class B — Actual	1,000.00	1,108.31	9.41	1.80%
Class B — Hypothetical (5% annualized return before expenses)	1,000.00	1,015.87	9.00	1.80%
Class C — Actual	1,000.00	1,108.31	9.41	1.80%
Class C — Hypothetical (5% annualized return before expenses)	1,000.00	1,015.87	9.00	1.80%
Class I — Actual	1,000.00	1,114.33	4.19	0.80%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.83	4.01	0.80%

Quantitative Mid Cap

Class 1 — Actual	$1,000.00	$1,095.00	$4.47	0.86%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.53	4.31	0.86%
Class NAV — Actual	1,000.00	1,095.11	4.21	0.81%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.78	4.06	0.81%

Quantitative Value

Class 1 — Actual	$1,000.00	$1,103.98	$3.91	0.75%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.08	3.76	0.75%
Class NAV — Actual	1,000.00	1,104.06	3.65	0.70%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.32	3.51	0.70%

Real Estate Equity

Class NAV — Actual	$1,000.00	$1,169.13	$4.68	0.87%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.48	4.36	0.87%

Real Estate Securities

Class 1 — Actual	$1,000.00	$1,199.99	$4.69	0.86%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.53	4.31	0.86%

Real Return Bond

Class 1 — Actual	$1,000.00	$1,005.26	$3.93	0.79%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.88	3.96	0.79%
Class NAV — Actual	1,000.00	1,004.67	3.68	0.74%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.12	3.71	0.74%

12

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period*	Annualized
	Account Value	Account Value	9-1-06 –	Expense
	9-1-06	2-28-07	2-28-07	Ratio

Small Cap

Class 1 — Actual	$1,000.00	$1,104.14	$4.90	0.94%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.13	4.71	0.94%
Class NAV — Actual	1,000.00	1,104.70	4.64	0.89%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.38	4.46	0.89%

Small Cap Index

Class NAV — Actual	$1,000.00	$1,104.43	$2.82	0.54%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.12	2.71	0.54%

Small Cap Opportunities

Class 1 — Actual	$1,000.00	$1,085.14	$5.64	1.09%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.39	5.46	1.09%
Class NAV — Actual	1,000.00	1,085.64	5.38	1.04%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.64	5.21	1.04%

Small Company

Class 1 — Actual	$1,000.00	$1,109.60	$6.70	1.28%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.45	6.41	1.28%
Class NAV — Actual	1,000.00	1,110.10	6.44	1.23%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.16	1.23%

Small Company Growth

Class NAV — Actual	$1,000.00	$1,128.92	$5.91	1.12%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.24	5.61	1.12%

Small Company Value

Class 1 — Actual	$1,000.00	$1,105.46	$5.59	1.07%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.49	5.36	1.07%
Class NAV — Actual	1,000.00	1,105.71	5.33	1.02%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.74	5.11	1.02%

Special Value

Class 1 — Actual	$1,000.00	$1,086.44	$5.48	1.06%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.54	5.31	1.06%
Class NAV — Actual	1,000.00	1,086.47	5.23	1.01%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.79	5.06	1.01%

Spectrum Income

Class NAV — Actual	$1,000.00	$1,054.44	$4.33	0.85%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.58	4.26	0.85%

Strategic Bond

Class 1 — Actual	$1,000.00	$1,051.30	$4.22	0.83%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.68	4.16	0.83%
Class NAV — Actual	1,000.00	1,050.94	3.97	0.78%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.93	3.91	0.78%

Strategic Income

Class NAV — Actual	$1,000.00	$1,024.36	$4.02	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.83	4.01	0.80%

Total Bond Market ***

Class NAV — Actual	$1,000.00	$1,022.66	$1.97	0.57%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,015.17	1.97	0.57%

Total Return

Class 1 — Actual	$1,000.00	$1,031.14	$4.08	0.81%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.78	4.06	0.81%
Class NAV — Actual	1,000.00	1,030.84	3.83	0.76%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.03	3.81	0.76%

13

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period*	Annualized
	Account Value	Account Value	9-1-06 –	Expense
	9-1-06	2-28-07	2-28-07	Ratio

U.S. Global Leaders Growth

Class 1 — Actual	$1,000.00	$1,057.95	$3.93	0.77%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.98	3.86	0.77%
Class NAV — Actual	1,000.00	1,057.97	3.67	0.72%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.22	3.61	0.72%

U.S. Government Securities

Class 1 — Actual	$1,000.00	$1,033.39	$3.78	0.75%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.08	3.76	0.75%
Class NAV — Actual	1,000.00	1,033.85	3.53	0.70%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.32	3.51	0.70%

U.S. High Yield Bond

Class 1 — Actual	$1,000.00	$1,068.75	$4.26	0.83%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.68	4.16	0.83%
Class NAV — Actual	1,000.00	1,069.19	4.00	0.78%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.93	3.91	0.78%

U.S. Multi Sector

Class NAV — Actual	$1,000.00	$1,072.05	$4.11	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.83	4.01	0.80%

Value ***

Class NAV — Actual	$1,000.00	$1,082.40	$3.53	0.99%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,013.73	3.41	0.99%

Value & Restructuring

Class NAV — Actual	$1,000.00	$1,118.13	$4.57	0.87%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.48	4.36	0.87%

Vista

Class NAV — Actual	$1,000.00	$1,109.35	$5.18	0.99%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.89	4.96	0.99%

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

** Absolute Return's expense ratios do not include fees and expenses indirectly incurred by the underlying funds.

*** Index 500, Total Bond Market and Value commenced operations on October 27, 2006. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (125), and divided by 365 (to reflect the one-half year period).

14

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2007 (Unaudited)

Assets	Absolute Return	Active Bond	All Cap Core	All Cap Growth

Investments, at value	$583,274	$555,461,169	$303,566,902	$174,754,016
Investments in affiliated funds, at value (Note 9)	4,992,152	—	—	—
Securities loaned, at value (Note 2)	—	50,223,427	23,659,563	14,604,806
Repurchase agreements, at value (Note 2)	—	17,159,000	35,566,000	4,105,000
Total investments, at value	5,575,426	622,843,596	362,792,465	193,463,822
Cash	41,670	1,231	19	653
Foreign currency, at value	—	1,277	—	166,527
Receivable for investments sold	—	31,528,749	—	4,972,883
Receivable for delayed delivery securities sold	—	5,850,254	—	—
Receivable for fund shares sold	—	65,266	6,498,036	2,817,613
Dividends and interest receivable	—	4,156,201	686,298	119,664
Receivable for futures variation margin	—	—	360,789	—
Receivable due from adviser	3,467	—	—	549
Other assets	73	1,021	777	380
Total assets	5,620,636	664,447,595	370,338,384	201,542,091

Liabilities

Payable for investments purchased	—	37,318,254	—	4,305,989
Payable for delayed delivery securities purchased	—	68,962,594	—	—
Payable for fund shares repurchased	—	4,436,432	—	—
Payable upon return of securities loaned (Note 2)	—	51,250,213	24,225,970	14,944,688
Payable to affiliates
Fund administration fees	463	18,541	16,521	10,928
Trustees’ fees	19	2,252	1,033	984
Other payables and accrued expenses	42,315	149,568	71,512	69,552
Total liabilities	42,797	162,137,854	24,315,036	19,332,141

Net assets

Capital paid-in	5,135,687	499,055,041	324,009,823	164,357,252
Undistributed net investment income (loss)	51,071	(721,848)	2,147,909	28,528
Accumulated undistributed net realized gain (loss)
on investments, futures contracts and foreign currency transactions	30,815	(1,346,133)	6,836,749	(1,403,981)
Net unrealized appreciation (depreciation)
on investments, futures contracts and translation of assets and
liabilities in foreign currencies	360,266	5,322,681	13,028,867	19,228,151
Net assets	$5,577,839	$502,309,741	$346,023,348	$182,209,950
Investments, including repurchase agreements, at cost	$5,215,160	$617,524,060	$349,228,974	$174,239,622
Investment in affiliated funds, at cost	$4,688,427	—	—	—
Investment in unaffiliated fund, at cost	$526,733	—	—	—
Foreign currency, at cost	—	$1,284	—	$162,719

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value.
Class A
Net assets	$1,397,169	—	—	—
Shares outstanding	128,382	—	—	—
Net asset value and redemption price per share
(net assets ÷ shares outstanding)	$10.88	—	—	—
Class Ba
Net assets	$1,390,572	—	—	—
Shares outstanding	128,167	—	—	—
Net asset value and offering price per share
(net assets ÷ shares outstanding)	$10.85	—	—	—
Class Ca
Net assets	$1,390,574	—	—	—
Shares outstanding	128,167	—	—	—
Net asset value and offering price per share
(net assets ÷ shares outstanding)	$10.85	—	—	—
Class 1
Net assets	$1,399,524	$35,418,558	—	$32,148,867
Shares outstanding	128,457	3,671,157	—	1,824,248
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$10.89	$9.65	—	$17.62
Class NAV
Net assets	—	$466,891,183	$346,023,348	$150,061,083
Shares outstanding	—	48,421,985	32,225,695	8,504,656
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	—	$9.64	$10.74	$17.64
Maximum public offering price per share:
Class Ab (net asset value per share ÷ 95%)[a]	$11.45	—	—	—

a Redemption price is equal to net asset value less any applicable contingent sales charges (Note 3).

b On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements. 15

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2007 (Unaudited)

Assets	All Cap Value	Blue Chip Growth	Capital Appreciation	Core Bond

Investments, at value	$252,974,142	$1,507,588,323	$522,798,050	$256,354,454
Securities loaned, at value (Note 2)	29,933,268	43,631,166	32,107,590	33,558,047
Repurchase agreements, at value (Note 2)	9,795,000	1,207,000	21,378,000	217,000
Total investments, at value	292,702,410	1,552,426,489	576,283,640	290,129,501
Cash	788	—	814	1,229,649
Receivable for investments sold	416,054	1,916,821	7,150,483	14,948,947
Receivable for delayed delivery securities sold	—	—	—	44,025,795
Receivable for fund shares sold	2,499,328	15,635,903	2,500,457	12,107
Dividends and interest receivable	443,573	1,477,893	403,825	1,681,206
Other assets	491	2,933	764	448
Total assets	296,062,644	1,571,460,039	586,339,983	352,027,653

Liabilities

Payable for investments purchased	2,780,059	14,648,768	7,571,349	6,754,507
Payable for delayed delivery securities purchased	—	—	—	72,216,756
Payable for fund shares repurchased	69,033	—	—	2,517,441
Payable upon return of securities loaned (Note 2)	30,688,662	44,616,749	32,828,733	34,251,193
Payable to affiliates
Fund administration fees	8,901	48,048	13,163	14,319
Trustees’ fees	1,214	6,935	1,813	1,068
Other payables and accrued expenses	70,331	173,057	96,041	112,864
Total liabilities	33,618,200	59,493,557	40,511,099	115,868,148

Net assets

Capital paid-in	231,864,978	1,336,471,525	512,730,673	233,187,151
Undistributed net investment income (loss)	475,824	430,729	148,440	1,701,637
Accumulated undistributed net realized gain (loss)
on investments and foreign currency transactions	3,380,087	4,240,639	(22,358,757)	(613,783)
Net unrealized appreciation (depreciation)
on investments and translation of assets and
liabilities in foreign currencies	26,723,555	170,823,589	55,308,528	1,884,500
Net assets	$262,444,444	$1,511,966,482	$545,828,884	$236,159,505
Investments, including repurchase agreements, at cost	$265,978,855	$1,381,602,900	$520,975,112	$288,245,001

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value.
Class 1
Net assets	$23,456,769	$191,062,915	$66,400,876	$1,451,221
Shares outstanding	1,436,039	9,916,972	6,453,580	114,724
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$16.33	$19.27	$10.29	$12.65
Class NAV
Net assets	$238,987,675	$1,320,903,567	$479,428,008	$234,708,284
Shares outstanding	14,665,687	68,608,744	46,559,838	18,567,758
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$16.30	$19.25	$10.30	$12.64

The accompanying notes are an integral part of the financial statements. 16

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2007 (Unaudited)

			Emerging
Assets	Core Equity	Emerging Growth	Small Company	Equity-Income

Investments, at value	$701,589,220	$188,849,292	$48,655,704	$855,745,419
Securities loaned, at value (Note 2)	—	46,017,215	—	66,849,536
Repurchase agreements, at value (Note 2)	9,685,000	84,000	1,621,000	2,500,000
Total investments, at value	711,274,220	234,950,507	50,276,704	925,094,955
Cash	765	84	432	—
Receivable for investments sold	1,323,480	421,384	1,775,454	2,024,565
Receivable for fund shares sold	10,563,594	—	25,629	6,754,193
Dividends and interest receivable	338,661	19,019	2,413	2,270,474
Receivable due from adviser	—	—	7,052	95
Other assets	1,286	444	168	2,179
Total assets	723,502,006	235,391,438	52,087,852	936,146,461

Liabilities

Payable for investments purchased	7,477,425	1,430,430	2,349,914	12,416,748
Payable for fund shares repurchased	—	737,436	352,563	—
Payable upon return of securities loaned (Note 2)	—	47,337,033	—	68,581,972
Payable to affiliates
Fund administration fees	32,061	50,773	47,928	51,163
Trustees’ fees	3,039	1,345	443	5,218
Other payables and accrued expenses	103,970	120,547	76,266	134,372
Total liabilities	7,616,495	49,677,564	2,827,114	81,189,473

Net assets

Capital paid-in	636,618,103	184,115,973	48,793,968	730,336,146
Undistributed net investment income (loss)	48,160	6,478	(166,092)	2,674,534
Accumulated undistributed net realized gain (loss)
on investments and foreign currency transactions	5,484,103	(1,485,077)	(1,645,536)	12,218,813
Net unrealized appreciation (depreciation)
on investments and translation of assets and liabilities
in foreign currencies	73,735,145	3,076,500	2,278,398	109,727,495
Net assets	$715,885,511	$185,713,874	$49,260,738	$854,956,988
Investments, including repurchase agreements, at cost	$637,538,849	$231,874,007	$47,998,306	$815,367,460

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value.
Class 1
Net assets	$13,958,935	$124,709,994	$47,973,214	$203,288,276
Shares outstanding	877,601	7,431,945	1,684,555	10,779,031
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$15.91	$16.78	$28.48	$18.86
Class NAV
Net assets	$701,926,576	$61,003,880	$1,287,524	$651,668,712
Shares outstanding	44,070,635	3,634,896	45,197	34,584,683
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$15.93	$16.78	$28.49	$18.84

The accompanying notes are an integral part of the financial statements. 17

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2007 (Unaudited)

Assets	Fundamental Value	Global Bond	Global Real Estate	High Income

Investments, at value	$931,971,663	$1,207,557,395	$402,111,810	$350,468,900
Securities loaned, at value (Note 2)	43,591,263	7,202,497	32,545,809	82,148,402
Repurchase agreements, at value (Note 2)	—	19,306,000	4,965,000	38,000
Total investments, at value	975,562,926	1,234,065,892	439,622,619	432,655,302
Cash	675	773	261	672
Foreign currency, at value	884	13,511,154	6,468,634	—
Receivable for investments sold	—	29,969,556	18,520,649	371,700
Receivable for delayed delivery securities sold	—	295,533,259	—	—
Receivable for forward foreign currency exchange contracts (Note 2)	—	4,779,587	249,053	9,385
Receivable for fund shares sold	8,463,420	39,827	—	2,161,553
Dividends and interest receivable	1,066,497	6,855,637	518,069	4,738,182
Unrealized appreciation of swap contracts (Note 2)	—	6,499,324	—	—
Other assets	1,670	1,361	942	811
Total assets	985,096,072	1,591,256,370	465,380,227	439,937,605

Liabilities

Payable for investments purchased	12,239,314	141,246,690	2,327,624	8,491,708
Payable for delayed delivery securities purchased	—	511,927,259	—	—
Payable for forward foreign currency exchange contracts (Note 2)	—	680,751	2,192,463	105,091
Swap premium payable	—	40,177	—	—
Payable for fund shares repurchased	3,204	16,165,102	6,259,105	—
Payable upon return of securities loaned (Note 2)	44,553,317	7,352,700	33,976,841	83,991,284
Payable for options written, at value (Note 2)	—	2,249,884	—	—
Investments sold short, at value (Note 2)	—	206,525,606	—	—
Payable for interest on securities sold short	—	85,515	—	—
Interest expense and fees payable on inverse floaters	—	2,558	—	—
Payable for floating rate notes issued	—	270,000	—	—
Unrealized depreciation of swap contracts (Note 2)	—	7,946,083	—	—
Unrealized depreciation on forward volatility options (Note 2)	—	127,386	—	—
Payable for futures variation margin	—	304,431	—	—
Payable to affiliates
Fund administration fees	27,855	27,633	20,449	17,196
Trustees’ fees	3,946	3,276	1,280	1,074
Other payable and accrued expenses	128,008	156,311	145,416	111,149
Total liabilities	56,955,644	895,111,362	44,923,178	92,717,502

Net assets

Capital paid-in	823,764,577	690,951,538	337,790,444	311,134,946
Undistributed net investment income (loss)	1,088,836	5,833,953	(7,058,957)	3,134,462
Accumulated undistributed net realized gain (loss)
on investments, futures contracts, options,
foreign currency transactions and swap agreements	(73,982)	(11,767,777)	17,413,728	7,392,962
Net unrealized appreciation (depreciation) on investments,
futures contracts, options, translation of assets and liabilities
in foreign currencies, short sales and swap agreements	103,360,997	11,127,294	72,311,834	25,557,733
Net assets	$928,140,428	$696,145,008	$420,457,049	$347,220,103
Investments, including repurchase agreements, at cost	$872,201,548	$1,223,871,084	$365,288,338	$407,022,545
Foreign currency, at cost	$869	$13,447,056	$6,468,637	—
Proceeds received on short sales	—	$205,507,662	—	—
Premiums received on written options	—	$2,656,645	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value.
Class 1
Net assets	$79,897,325	$37,301,746	—	—
Shares outstanding	4,732,475	2,556,830	—	—
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$16.88	$14.59	—	—
Class NAV
Net assets	$848,243,103	$658,843,262	$420,457,049	$347,220,103
Shares outstanding	50,324,615	45,276,923	34,041,360	31,077,878
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$16.86	$14.55	$12.35	$11.17

The accompanying notes are an integral part of the financial statements. 18

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2007 (Unaudited)

			International	International
Assets	High Yield	Index 500	Equity Index	Opportunities

Investments, at value	$1,342,419,679	$38,152,040	$379,823,373	$663,151,542
Securities loaned, at value (Note 2)	272,155,720	—	54,135,921	59,325,083
Repurchase agreements, at value (Note 2)	78,700,000	—	—	26,352,000
Total investments, at value	1,693,275,399	38,152,040	433,959,294	748,828,625
Cash	950,268	965	1,054	467
Foreign currency, at value	757,624	—	1,348,634	99
Receivable for investments sold	44,491,057	—	—	7,136,214
Receivable for forward foreign currency exchange contracts (Note 2)	—	—	3,717	—
Receivable for fund shares sold	226,438	270,543	1,772,331	14,102,456
Dividends and interest receivable	25,901,927	59,900	546,543	181,970
Receivable for futures variation margin	—	105,400	614,106	—
Receivable due from adviser	—	2,494	4,778	1,687
Other assets	3,703	—	494	1,080
Total assets	1,765,606,416	38,591,342	438,250,951	770,252,598

Liabilities

Payable for investments purchased	44,217,355	5,432	1,201,351	21,659,742
Payable for forward foreign currency exchange contracts (Note 2)	—	—	22,261	—
Payable for fund shares repurchased	18,984,863	—	—	49,187
Payable upon return of securities loaned (Note 2)	277,797,653	—	56,762,844	61,988,061
Payable to affiliates
Fund administration fees	63,580	409	8,359	20,151
Trustees’ fees	8,386	129	1,183	2,517
Other payable and accrued expenses	270,854	16,872	72,510	136,031
Total liabilities	341,342,691	22,842	58,068,508	83,855,689

Net assets

Capital paid-in	1,364,777,831	38,129,694	315,254,207	561,409,241
Undistributed net investment income (loss)	13,638,852	124,933	(1,435,694)	(1,829,422)
Accumulated undistributed net realized gain (loss)
on investments, futures contracts and foreign currency transactions	7,777,584	28,890	1,423,698	25,983,025
Net unrealized appreciation (depreciation)
on investments, futures contracts and translation
of assets and liabilities in foreign currencies	38,069,458	284,983	64,940,232	100,834,065
Net assets	$1,424,263,725	$38,568,500	$380,182,443	$686,396,909
Investments, including repurchase agreements, at cost	$1,655,282,507	$37,616,409	$369,128,003	$647,981,316
Foreign currency, at cost	$711,429	—	$1,341,062	$99

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value.
Class 1
Net assets	$50,440,520	—	—	$18,631,409
Shares outstanding	4,821,551	—	—	1,055,884
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$10.46	—	—	$17.65
Class NAV
Net assets	$1,373,823,205	$38,568,500	$380,182,443	$667,765,500
Shares outstanding	131,909,754	3,770,733	18,378,181	37,772,916
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$10.41	$10.23	$20.69	$17.68

The accompanying notes are an integral part of the financial statements. 19

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2007 (Unaudited)

	International	International	International	Investment
Assets	Small Cap	Small Company	Value	Quality Bond

Investments, at value	$468,015,041	$274,623,880	$1,154,373,548	$124,463,554
Securities loaned, at value (Note 2)	54,228,511	43,219,733	74,451,909	27,175,415
Repurchase agreements, at value (Note 2)	147,000	1,256,000	60,000	20,900,000
Total investments, at value	522,390,552	319,099,613	1,228,885,457	172,538,969
Cash	441	652	223	49,022
Foreign currency, at value	27,661,112	465,885	11,144,448	5,403
Receivable for investments sold	892,022	353,579	—	55,004
Receivable for fund shares sold	7,395	30,992	10,021,391	89,025
Dividends and interest receivable	781,127	301,312	1,310,559	1,440,488
Receivable for futures variation margin	—	—	—	9,803
Receivable due from adviser	—	—	14,730	—
Other assets	1,386	608	2,558	308
Total assets	551,734,035	320,252,641	1,251,379,366	174,188,022

Liabilities

Capital gains withholding tax	491,593	9,361	—	—
Payable for investments purchased	4,135,560	745,472	12,138,705	105,815
Payable for forward foreign currency exchange contracts (Note 2)	—	—	—	2,871
Payable for fund shares repurchased	1,558,234	1,654,777	511,587	439,814
Payable upon return of securities loaned (Note 2)	57,095,812	45,571,306	77,983,903	27,731,751
Payable to affiliates
Fund administration fees	23,529	14,627	50,731	7,574
Trustees’ fees	3,116	831	5,991	779
Other payables and accrued expenses	307,381	101,591	344,196	109,745
Total liabilities	63,615,225	48,097,965	91,035,113	28,398,349

Net assets

Capital paid-in	390,973,747	246,681,428	945,129,477	144,409,634
Undistributed net investment income (loss)	(272,563)	(191,346)	667,774	849,147
Accumulated undistributed net realized gain (loss)
on investments, futures contracts and foreign currency transactions	14,702,144	(5,843,913)	25,889,339	(411,833)
Net unrealized appreciation (depreciation)
on investments, futures contracts and translation
of assets and liabilities in foreign currencies	82,715,482[a]	31,508,507[b]	188,657,663	942,725
Net assets	$488,118,810	$272,154,676	$1,160,344,253	$145,789,673
Investments, including repurchase agreements, at cost	$439,196,819	$287,585,749	$1,040,208,505	$171,629,512
Foreign currency, at cost	$27,642,478	$463,166	$11,144,300	$5,471

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value.
Class 1
Net assets	$51,614,338	—	$153,351,328	$38,058,369
Shares outstanding	2,407,793	—	8,257,809	3,202,966
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$21.44	—	$18.57	$11.88
Class NAV
Net assets	$436,504,472	$272,154,676	$1,006,992,925	$107,731,304
Shares outstanding	20,364,400	24,977,259	54,332,734	9,075,056
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$21.43	$10.90	$18.53	$11.87

a Net of deferred foreign withholding taxes of $491,593 for International Small Cap. b Net of deferred foreign withholding taxes of $9,361 for International Small Company.

The accompanying notes are an integral part of the financial statements. 20

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2007 (Unaudited)

Assets	Large Cap	Large Cap Value	Mid Cap Index	Mid Cap Stock

Investments, at value	$234,175,124	$492,076,235	$573,017,254	$341,922,800
Securities loaned, at value (Note 2)	15,420,634	34,053,206	119,143,961	90,328,101
Repurchase agreements, at value (Note 2)	4,644,000	1,292,000	—	4,800,000
Total investments, at value	254,239,758	527,421,441	692,161,215	437,050,901
Cash	936	656	6,774	90,287
Receivable for investments sold	275,619	8,914,172	299,128	14,721,143
Receivable for fund shares sold	3,576,166	8,626,338	—	3,993,352
Dividends and interest receivable	332,768	989,929	669,155	103,280
Receivable for futures variation margin	—	—	62,343	—
Other assets	434	418	172	702
Total assets	258,425,681	545,952,954	693,198,787	455,959,665

Liabilities

Payable for investments purchased	5,296,347	9,831,785	892,187	10,738,263
Payable for fund shares repurchased	—	158,242	599,259	—
Payable upon return of securities loaned (Note 2)	15,773,367	34,991,538	121,997,699	92,508,435
Payable to affiliates
Fund administration fees	8,652	11,486	3,068	16,388
Trustees’ fees	977	969	439	1,732
Investment management fees	—	—	2,160	—
Other payables and accrued expenses	69,866	72,837	63,019	92,296
Total liabilities	21,149,209	45,066,857	123,557,831	103,357,114

Net assets

Capital paid-in	211,117,067	449,716,984	538,983,487	299,084,496
Undistributed net investment income (loss)	479,862	860,093	1,216,010	(276,807)
Accumulated undistributed net realized gain (loss)
on investments, futures contracts and foreign currency transactions	3,137,070	1,974,444	2,599,524	10,939,659
Net unrealized appreciation (depreciation)
on investments, futures contracts and translation
of assets and liabilities in foreign currencies	22,542,473	48,334,576	26,841,935	42,855,203
Net assets	$237,276,472	$500,886,097	$569,640,956	$352,602,551
Investments, including repurchase agreements, at cost	$231,697,285	$479,086,865	$665,320,965	$394,195,936

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value.
Class 1
Net assets	$3,003,068	$127,738,326	—	$118,561,016
Shares outstanding	192,464	5,096,230	—	6,977,453
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$15.60	$25.07	—	$16.99
Class NAV
Net assets	$234,273,404	$373,147,771	$569,640,956	$234,041,535
Shares outstanding	15,013,518	14,861,399	27,770,576	13,755,022
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$15.60	$25.11	$20.51	$17.01

The accompanying notes are an integral part of the financial statements. 21

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2007 (Unaudited)

		Mid Cap		Quantitative
Assets	Mid Cap Value	Value Equity	Natural Resources	All Cap

Investments, at value	$161,437,742	$119,294,109	$900,215,506	$5,560,917
Securities loaned, at value (Note 2)	20,755,950	26,122,005	56,043,275	—
Repurchase agreements, at value (Note 2)	7,683,000	—	38,100,000	—
Total investments, at value	189,876,692	145,416,114	994,358,781	5,560,917
Cash	449	94,057	41,466	73,158
Foreign currency, at value	—	1,071	—	—
Receivable for investments sold	68,359	—	4,058,286	—
Receivable for fund shares sold	—	608,760	142,381	—
Dividends and interest receivable	188,128	165,981	1,614,490	10,809
Receivable due from adviser	—	—	—	4,390
Other assets	564	270	1,796	65
Total assets	190,134,192	146,286,253	1,000,217,200	5,649,339

Liabilities

Payable for investments purchased	1,261,584	—	—	—
Payable for fund shares repurchased	488,720	—	24,134,262	—
Payable upon return of securities loaned (Note 2)	21,395,785	26,784,941	57,316,352	—
Payable to affiliates
Fund administration fees	10,659	5,723	30,862	249
Trustees’ fees	1,380	359	4,231	21
Other payables and accrued expenses	71,949	65,322	145,106	31,022
Total liabilities	23,230,077	26,856,345	81,630,813	31,292

Net assets

Capital paid-in	136,970,604	111,510,515	748,769,453	5,020,958
Undistributed net investment income (loss)	92,997	143,889	559,743	(186)
Accumulated undistributed net realized gain (loss) on investments and
foreign currency transactions	2,819,864	(1,100,737)	46,803,987	186,025
Net unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies	27,020,650	8,876,241	122,453,204	411,250
Net assets	$166,904,115	$119,429,908	$918,586,387	$5,618,047
Investments, including repurchase agreements, at cost	$162,856,042	$136,539,862	$871,907,689	$5,149,667
Foreign currency, at cost	—	$1,072	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value.
Class A
Net assets	—	—	—	$1,406,780
Shares outstanding	—	—	—	125,685
Net asset value and redemption price per share
(net assets ÷ shares outstanding)	—	—	—	$11.19
Class Ba
Net assets	—	—	—	$1,401,000
Shares outstanding	—	—	—	125,280
Net asset value and offering price per share
(net assets ÷ shares outstanding)	—	—	—	$11.18
Class Ca
Net assets	—	—	—	$1,401,000
Shares outstanding	—	—	—	125,280
Net asset value and offering price per share
(net assets ÷ shares outstanding)	—	—	—	$11.18
Class I
Net assets	—	—	—	$1,409,267
Shares outstanding	—	—	—	125,859
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	—	—	—	$11.20
Class 1
Net assets	$105,906,626	—	$75,038,588	—
Shares outstanding	5,084,622	—	2,090,578	—
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$20.83	—	$35.89	—
Class NAV
Net assets	$60,997,489	$119,429,908	$843,547,799	—
Shares outstanding	2,929,565	11,162,827	23,577,788	—
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$20.82	$10.70	$35.78	—
Maximum public offering price per share:
Class Ab (net asset value per share ÷ 95%)[a]	—	—	—	$11.78

a Redemption price is equal to net asset value less any applicable contingent deferred sales charges (Note 3).

b On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements. 22

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2007 (Unaudited)

	Quantitative	Quantitative	Real Estate	Real Estate
Assets	Mid Cap	Value	Equity	Securities

Investments, at value	$193,874,430	$634,074,002	$264,030,981	$226,815,013
Securities loaned, at value (Note 2)	33,097,560	51,333,564	41,398,935	19,781,188
Repurchase agreements, at value (Note 2)	—	—	3,113,000	5,517,000
Total investments, at value	226,971,990	685,407,566	308,542,916	252,113,201
Cash	10,107	1,214	621	839
Receivable for investments sold	31,235,161	62,456,149	232,138	1,394,502
Receivable for fund shares sold	388,072	7,468,876	—	83,749
Dividends and interest receivable	145,074	1,286,060	313,830	170,467
Other assets	488	901	741	1,796
Total assets	258,750,892	756,620,766	309,090,246	253,764,554

Liabilities

Payable for investments purchased	32,427,178	63,974,472	880,252	1,760,729
Payable for fund shares repurchased	143,509	251,248	1,842,136	925,134
Payable upon return of securities loaned (Note 2)	33,876,766	52,609,835	42,327,214	20,222,011
Payable to affiliates
Fund administration fees	9,063	16,302	16,249	29,049
Trustees’ fees	1,256	2,340	1,011	3,592
Other payable and accrued expenses	66,420	89,405	71,685	111,276
Total liabilities	66,524,192	116,943,602	45,138,547	23,051,791

Net assets

Capital paid-in	168,072,802	568,156,919	199,048,618	165,983,421
Undistributed net investment income (loss)	97,521	2,210,561	1,732,263	1,056,044
Accumulated undistributed net realized gain (loss)
on investments and foreign currency transactions	8,833,958	23,695,493	15,607,142	13,448,979
Net unrealized appreciation (depreciation) on investments	15,222,419	45,614,191	47,563,676	50,224,319
Net assets	$192,226,700	$639,677,164	$263,951,699	$230,712,763
Investments, including repurchase agreements, at cost	$211,749,571	$639,793,375	$260,979,240	$201,888,882

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value.
Class 1
Net assets	$131,244,016	$113,122,778	—	$230,712,763
Shares outstanding	8,388,214	6,548,290	—	11,264,812
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$15.65	$17.28	—	$20.48
Class NAV
Net assets	$60,982,684	$526,554,386	$263,951,699	—
Shares outstanding	3,897,351	30,464,604	21,124,615	—
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$15.65	$17.28	$12.49	—

The accompanying notes are an integral part of the financial statements. 23

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2007 (Unaudited)

				Small Cap
Assets	Real Return Bond	Small Cap	Small Cap Index	Opportunities

Investments, at value	$994,318,953	$273,018,609	$154,137,366	$259,914,511
Securities loaned, at value (Note 2)	215,492,163	31,104,704	36,536,902	69,737,317
Repurchase agreements, at value (Note 2)	6,282,000	13,445,000	—	18,048,000
Total investments, at value	1,216,093,116	317,568,313	190,674,268	347,699,828
Cash	97	73	6,252	332
Foreign currency, at value	4,714,781	—	—	—
Receivable for investments sold	23,439,379	1,457,501	209,070	98,261
Receivable for delayed delivery securities sold	2,632,750	—	—	—
Receivable for forward foreign currency exchange contracts (Note 2)	104,111	—	—	—
Receivable for fund shares sold	71,627	6,606,588	2,262,843	81,867
Dividends and interest receivable	5,387,016	88,552	85,477	122,202
Unrealized appreciation of swap contracts (Note 2)	1,541,655	—	—	—
Receivable for futures variation margin	157,509	—	38,808	—
Other assets	1,579	533	169	678
Total assets	1,254,143,620	325,721,560	193,276,887	348,003,168

Liabilities

Payable for investments purchased	241,879	7,454,914	2,569,620	5,610,032
Payable for delayed delivery securities purchased	171,575,987	—	—	—
Payable for forward foreign currency exchange contracts (Note 2)	244,823	—	—	—
Payable for fund shares repurchased	21,880,032	629	—	—
Payable upon return of securities loaned (Note 2)	219,920,939	31,912,649	37,575,944	71,398,985
Payable for options written, at value (Note 2)	342,258	—	—	—
Unrealized depreciation of swap contracts (Note 2)	293,264	—	—	—
Unrealized depreciation on forward volatility options (Note 2)	124,060	—	—	—
Payable to affiliates
Fund administration fees	25,594	11,945	4,170	13,575
Trustees’ fees	3,638	1,240	424	1,550
Due to adviser	—	—	2,105	—
Other payable and accrued expenses	142,812	73,614	60,750	83,633
Total liabilities	414,795,286	39,454,991	40,213,013	77,107,775

Net assets

Capital paid-in	842,965,430	254,392,168	139,679,469	236,399,626
Undistributed net investment income (loss)	(513,698)	(453,966)	281,209	320,984
Accumulated undistributed net realized gain (loss)
on investments, futures contracts, options,
foreign currency transactions and swap agreements	(7,574,763)	(4,737,030)	2,108,780	(2,838,443)
Net unrealized appreciation (depreciation)
on investments, futures contracts, options,
foreign currency translation of assets and liabilities
in foreign currencies and swap agreements	4,471,365	37,065,397	10,994,416	37,013,226
Net assets	$839,348,334	$286,266,569	$153,063,874	$270,895,393
Investments, including repurchase agreements, at cost	$1,212,605,424	$280,502,916	$179,635,072	$310,686,602
Foreign currency, at cost	$4,710,405	—	—	—
Premiums received on written options	$195,785	—	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value.
Class 1
Net assets	$18,187,335	$1,164,760	—	$35,704,991
Shares outstanding	1,366,912	75,249	—	1,470,947
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$13.31	$15.48	—	$24.27
Class NAV
Net assets	$821,160,999	$285,101,809	$153,063,874	$235,190,402
Shares outstanding	62,139,187	18,387,682	9,006,690	9,732,133
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$13.21	$15.51	$16.99	$24.17

The accompanying notes are an integral part of the financial statements. 24

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2007 (Unaudited)

		Small Company	Small Company
Assets	Small Company	Growth	Value	Special Value

Investments, at value	$108,927,259	$86,917,716	$435,676,585	$143,005,339
Securities loaned, at value (Note 2)	21,670,887	22,861,179	72,375,737	21,655,233
Repurchase agreements, at value (Note 2)	684,000	2,308,000	2,643,000	13,643,000
Total investments, at value	131,282,146	112,086,895	510,695,322	178,303,572
Cash	610	315	765	3,582
Receivable for investments sold	2,891,463	208,563	—	—
Receivable for fund shares sold	1,457,662	352,206	2,041,139	808,999
Dividends and interest receivable	79,433	9,068	271,348	53,349
Other assets	221	167	910	291
Total assets	135,711,535	112,657,214	513,009,484	179,169,793

Liabilities

Payable for investments purchased	2,746,756	220,444	306,236	2,307,720
Payable for fund shares repurchased	—	—	641,579	—
Payable upon return of securities loaned (Note 2)	22,243,976	23,426,365	74,182,776	22,197,191
Payable to affiliates
Fund administration fees	5,969	3,869	18,007	5,602
Trustees’ fees	489	387	2,252	625
Other payables and accrued expenses	99,015	59,632	82,764	65,262
Total liabilities	25,096,205	23,710,697	75,233,614	24,576,400

Net assets

Capital paid-in	99,048,972	74,482,622	367,764,435	136,023,028
Undistributed net investment income (loss)	(95,671)	(297,305)	442,617	82,507
Accumulated undistributed net realized gain (loss)
on investments and foreign currency transactions	(1,619,145)	2,473,245	8,679,105	3,096,303
Net unrealized appreciation (depreciation) on investments	13,281,174	12,287,955	60,889,713	15,391,555
Net assets	$110,615,330	$88,946,517	$437,775,870	$154,593,393
Investments, including repurchase agreements, at cost	$118,000,972	$99,798,940	$449,805,609	$162,912,017

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value.
Class 1
Net assets	$5,893,800	—	$151,226,196	$4,667,907
Shares outstanding	344,428	—	5,882,395	212,022
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$17.11	—	$25.71	$22.02
Class NAV
Net assets	$104,721,530	$88,946,517	$286,549,674	$149,925,486
Shares outstanding	6,110,291	7,225,465	11,157,935	6,803,041
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$17.14	$12.31	$25.68	$22.04

The accompanying notes are an integral part of the financial statements. 25

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2007 (Unaudited)

Assets	Spectrum Income	Strategic Bond	Strategic Income	Total Bond Market

Investments, at value	$908,601,184	$382,736,654	$347,349,457	$52,477,805
Securities loaned, at value (Note 2)	125,110,488	42,151,865	81,689,093	—
Repurchase agreements, at value (Note 2)	4,530,000	100,300,000	184,000	235,000
Total investments, at value	1,038,241,672	525,188,519	429,222,550	52,712,805
Cash	—	578,912	35	510
Foreign currency, at value	3,686,426	31,385	82,018	—
Cash segregated for futures contracts	60,000	—	—	—
Receivable for investments sold	2,324,685	13,500,666	15,658,377	5,053,790
Receivable for delayed delivery securities sold	4,417,463	—	—	—
Receivable for forward foreign currency exchange contracts (Note 2)	404,515	—	549,818	—
Receivable for fund shares sold	—	—	—	9,482
Dividends and interest receivable	8,854,712	3,343,587	4,453,909	460,395
Receivable due from adviser	—	—	—	1,076
Other assets	1,667	1,293	789	—
Total assets	1,057,991,140	542,644,362	449,967,496	58,238,058

Liabilities

Due to custodian	119,965	—	—	—
Payable for investments purchased	4,994,971	127,601,992	18,822,967	5,007,731
Payable for delayed delivery securities purchased	8,609,558	—	6,132,860	—
Payable for forward foreign currency exchange contracts (Note 2)	165,081	—	1,819,429	—
Payable for fund shares repurchased	9,822,585	3,737,424	2,069,934	—
Payable upon return of securities loaned (Note 2)	127,818,215	43,025,836	83,713,325	—
Payable for options written, at value (Note 2)	—	764,029	59,670	—
Payable for futures variation margin	7,326	135,468	—	—
Payable to affiliates
Fund administration fees	28,350	22,906	16,839	831
Trustees’ fees	3,884	3,086	1,050	256
Other payables and accrued expenses	299,921	145,293	134,153	18,332
Total liabilities	151,869,856	175,436,034	112,770,227	5,027,150

Net assets

Capital paid-in	864,409,431	359,447,945	333,715,620	52,495,607
Undistributed net investment income (loss)	6,260,809	2,911,668	4,820,029	380,914
Accumulated undistributed net realized gain (loss)
on investments, futures contracts, options and
foreign currency transactions	3,157,851	(1,331,960)	(3,469,727)	36,141
Net unrealized appreciation (depreciation)
on investments, futures contracts, options, and
translation of assets and liabilities in foreign currencies	32,293,193	6,180,675	2,131,347	298,246
Net assets	$906,121,284	$367,208,328	$337,197,269	$53,210,908
Investments, including repurchase agreements, at cost	$1,006,299,087	$519,255,030	$425,858,958	$52,414,559
Foreign currency, at cost	$3,655,206	$31,077	$82,404	—
Premiums received on written options	—	$978,159	$67,911	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value.
Class 1
Net assets	—	$42,228,155	—	—
Shares outstanding	—	3,502,353	—	—
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	—	$12.06	—	—
Class NAV
Net assets	$906,121,284	$324,980,173	$337,197,269	$53,210,908
Shares outstanding	85,754,130	27,008,043	33,442,960	5,249,020
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$10.57	$12.03	$10.08	$10.14

The accompanying notes are an integral part of the financial statements. 26

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2007 (Unaudited)

		U.S. Global	U.S. Government	U.S. High
Assets	Total Return	Leaders Growth	Securities	Yield Bond

Investments, at value	$1,605,855,884	$552,540,490	$321,590,041	$341,016,986
Securities loaned, at value (Note 2)	20,853,399	10,843,223	15,197,285	39,868,509
Repurchase agreements, at value (Note 2)	63,692,000	9,397,000	66,800,000	12,316,000
Total investments, at value	1,690,401,283	572,780,713	403,587,326	393,201,495
Cash	—	967	410,894	64
Receivable for investments sold	14,930,918	—	—	5,193,805
Receivable for delayed delivery securities sold	327,010,557	—	26,970,282	—
Receivable for forward foreign currency exchange contracts (Note 2)	348,844	—	—	—
Receivable for fund shares sold	246,397	8,809,350	18,782	—
Dividends and interest receivable	5,128,370	648,580	418,232	6,335,237
Unrealized appreciation of swap contracts (Note 2)	5,334,874	—	—	—
Swap premium receivable	116,685	—	—	—
Other assets	2,652	1,039	504	420
Total assets	2,043,520,580	582,240,649	431,406,020	404,731,021

Liabilities

Due to custodian	3,181,217	—	—	—
Payable for investments purchased	26,326,878	2,865,708	—	11,921,420
Payable for delayed delivery securities purchased	599,284,078	—	190,236,884	—
Payable for forward foreign currency exchange contracts (Note 2)	475,100	—	—	—
Payable for fund shares repurchased	25,471,593	—	743,405	2,177,244
Payable upon return of securities loaned (Note 2)	21,282,615	11,071,053	15,505,830	40,698,135
Payable for options written, at value (Note 2)	6,320,959	—	—	—
Interest expense and fees payable on inverse floaters	8,590	—	—	—
Payable for floating rate notes issued	3,033,000	—	—	—
Unrealized depreciation of swap contracts (Note 2)	2,463,655	—	—	—
Payable for futures variation margin	996,436	—	22,076	—
Payable to affiliates
Fund administration fees	43,215	24,085	8,988	7,330
Trustees’ fees	6,209	2,303	1,339	1,045
Other payables and accrued expenses	222,537	95,127	97,257	103,272
Total liabilities	689,116,082	14,058,276	206,615,779	54,908,446

Net assets

Capital paid-in	1,335,649,400	562,636,432	221,925,041	337,462,308
Undistributed net investment income (loss)	10,677,999	527,189	1,409,014	3,929,638
Accumulated undistributed net realized gain (loss)
on investments, futures contracts, options,
foreign currency transactions and swap agreements	810,006	(10,004,262)	(212,093)	73,194
Net unrealized appreciation (depreciation) on investments,
futures contracts, options, translation of assets and
liabilities in foreign currencies and swap agreements	7,267,093	15,023,014	1,668,279	8,357,435
Net assets	$1,354,404,498	$568,182,373	$224,790,241	$349,822,575
Investments, including repurchase agreements, at cost	$1,686,045,992	$557,757,699	$402,183,309	$384,844,060
Premiums received on written options	$4,484,760	—	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value.
Class 1
Net assets	$119,443,256	$18,675,845	$41,975,519	$2,988,564
Shares outstanding	8,608,245	1,401,218	3,063,079	222,292
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$13.88	$13.33	$13.70	$13.44
Class NAV
Net assets	$1,234,961,242	$549,506,528	$182,814,722	$346,834,011
Shares outstanding	89,208,487	41,172,489	13,372,188	25,805,875
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$13.84	$13.35	$13.67	$13.44

The accompanying notes are an integral part of the financial statements. 27

John Hancock Funds II

Statements of Assets and Liabilities — February 28, 2007 (Unaudited)

			Value &
Assets	U.S. Multi Sector	Value	Restucturing	Vista

Investments, at value	$1,405,377,796	$6,560,761	$352,632,965	$145,411,923
Securities loaned, at value (Note 2)	85,699,276	—	44,160,909	22,793,125
Repurchase agreements, at value (Note 2)	62,172,000	—	3,408,000	2,979,000
Total investments, at value	1,553,249,072	6,560,761	400,201,874	171,184,048
Cash	2,500,622	22,162	672	110
Foreign currency, at value	—	—	—	109
Receivable for investments sold	—	57,509	394,185	2,764,007
Receivable for forward foreign currency exchange contracts (Note 2)	—	—	—	5,145
Receivable for fund shares sold	17,443,450	18,636	5,009,033	1,809,264
Dividends and interest receivable	2,504,957	8,686	561,415	11,279
Receivable for futures variation margin	349,476	—	—	—
Receivable due from adviser	—	6,554	—	—
Other assets	2,800	—	460	283
Total assets	1,576,050,377	6,674,308	406,167,639	175,774,245

Liabilities

Payable for investments purchased	—	97,661	589,409	2,353,599
Payable for forward foreign currency exchange contracts (Note 2)	—	—	—	49,262
Payable upon return of securities loaned (Note 2)	87,820,499	—	45,259,715	23,378,381
Payable for options written, at value (Note 2)	—	—	207,550	—
Payable to affiliates
Fund administration fees	46,623	442	15,015	9,248
Trustees’ fees	6,473	115	1,106	651
Other payables and accrued expenses	207,515	16,974	82,420	72,276
Total liabilities	88,081,110	115,192	46,155,215	25,863,417

Net assets

Capital paid-in	1,379,459,355	6,137,097	316,257,669	129,052,830
Undistributed net investment income (loss)	2,766,278	11,257	553,052	(404,297)
Accumulated undistributed net realized gain (loss)
on investments, futures contracts, options and
foreign currency transactions	14,191,923	155,500	750,039	(2,622,864)
Net unrealized appreciation (depreciation)
on investments, futures contracts, options and translation
of assets and liabilities in foreign currencies	91,551,711	255,262	42,451,664	23,885,159
Net assets	$1,487,969,267	$6,559,116	$360,012,424	$149,910,828
Investments, including repurchase agreements, at cost	$1,460,680,922	$6,305,499	$357,859,197	$147,254,777
Foreign currency, at cost	—	—	—	$110
Premiums received on written options	—	—	$316,044	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value.
Class NAV
Net assets	$1,487,969,267	$6,559,116	$360,012,424	$149,910,828
Shares outstanding	135,094,014	606,680	29,446,646	12,631,764
Net asset value, offering price and redemption price per share
(net assets ÷ shares outstanding)	$11.01	$10.81	$12.23	$11.87

The accompanying notes are an integral part of the financial statements. 28

John Hancock Funds II

Statements of Operations — for the six months ended February 28, 2007 (Unaudited)

Investment income	Absolute Return	Active Bond	All Cap Core	All Cap Growth

Interest	$10,482	$13,111,070	$622,404	$163,370
Dividends	32,885	27,476	2,554,266	667,720
Securities lending	—	72,288	16,556	4,217
Income distributions received from investments
in affiliated underlying funds	51,496	—	—	—
Less foreign taxes withheld	—	(5,853)	—	(1,668)
Total investment income	94,863	13,204,981	3,193,226	833,639

Expenses

Investment management fees (Note 3)	5,369	1,395,811	1,217,894	717,388
Class A distribution and service fees (Note 3)	2,016	—	—	—
Class B distribution and service fees (Note 3)	6,699	—	—	—
Class C distribution and service fees (Note 3)	6,699	—	—	—
Class 1 distribution and service fees (Note 3)	336	8,988	—	8,274
Fund administration fees (Note 3)	440	17,305	15,461	8,071
Printing and postage fees	18	2,997	898	1,645
Audit and legal fees	17,772	34,196	20,510	23,076
Custodian fees	5,521	107,503	19,383	25,277
Registration and filing fees	4,166	7,455	5,992	1,423
Trustees’ fees (Note 4)	18	2,219	1,001	974
Miscellaneous	49	14,433	2,936	1,442
Total expenses	49,103	1,590,907	1,284,075	787,570
Less: expense reductions (Note 3)	(26,639)	—	—	—
Net expenses	22,464	1,590,907	1,284,075	787,570
Net investment income (loss)	72,399	11,614,074	1,909,151	46,069

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(5)	1,975,559	12,235,048	1,626,868
Investments in affiliated underlying funds	43,764	—	—	—
Capital gain distributions received from affiliated underlying funds	56,175	—	—	—
Futures contracts	—	—	2,815,275	—
Foreign currency transactions	—	(135)	—	(28,084)
Change in net unrealized appreciation (depreciation) of:
Investments	1,894	4,649,209	8,905,657	9,722,024
Investments in affiliated underlying funds	197,838	—	—	—
Futures contracts	—	—	(1,147,399)	—
Translation of assets and liabilities in foreign currencies	—	3,087	—	4,811
Net realized and unrealized gain (loss)	299,666	6,627,720	22,808,581	11,325,619

Increase (decrease) in net assets from operations	$372,065	$18,241,794	$24,717,732	$11,371,688

The accompanying notes are an integral part of the financial statements. 29

John Hancock Funds II

Statements of Operations — for the six months ended February 28, 2007 (Unaudited)

Investment income	All Cap Value	Blue Chip Growth	Capital Appreciation	Core Bond

Interest	$241,852	$349,843	$239,465	$5,931,924
Dividends	2,007,369	7,721,704	1,792,601	—
Securities lending	12,404	98,588	221,649	18,884
Less foreign taxes withheld	(5,077)	(32,948)	(848)	(4,095)
Total investment income	2,256,548	8,137,187	2,252,867	5,946,713

Expenses

Investment management fees (Note 3)	970,539	5,607,311	1,856,508	707,381
Class 1 distribution and service fees (Note 3)	5,643	47,615	17,433	306
Fund administration fees (Note 3)	8,585	48,866	13,769	10,020
Printing and postage fees	1,891	9,924	2,639	1,580
Audit and legal fees	23,610	36,177	25,074	28,399
Custodian fees	20,001	85,267	24,178	77,392
Registration and filing fees	2,409	21,342	7,912	2,956
Trustees’ fees (Note 4)	1,200	6,856	1,788	1,055
Miscellaneous	1,864	12,296	3,431	2,921
Total expenses	1,035,742	5,875,654	1,952,732	832,010
Less: expense reductions (Note 3)	—	(187,782)	—	—
Net expenses	1,035,742	5,687,872	1,952,732	832,010
Net investment income (loss)	1,220,806	2,449,315	300,135	5,114,703

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	3,793,691	8,200,196	(4,890,674)	1,354,799
Foreign currency transactions	—	(30,809)	(142)	—
Change in net unrealized appreciation (depreciation) of:
Investments	9,998,263	99,856,051	46,650,693	1,015,154
Translation of assets and liabilities in foreign currencies	—	(3,481)	(12)	—
Net realized and unrealized gain (loss)	13,791,954	108,021,957	41,759,865	2,369,953

Increase (decrease) in net assets from operations	$15,012,760	$110,471,272	$42,060,000	$7,484,656

The accompanying notes are an integral part of the financial statements. 30

John Hancock Funds II

Statements of Operations — for the six months ended February 28, 2007 (Unaudited)

		Emerging	Emerging Small
Investment income	Core Equity	Growth	Company	Equity-Income

Interest	$146,110	$172,866	$21,529	$1,151,271
Dividends	2,731,173	189,095	91,701	8,822,315
Securities lending	—	531,852	—	35,355
Less foreign taxes withheld	—	—	(145)	(36,233)
Total investment income	2,877,283	893,813	113,085	9,972,708

Expenses

Investment management fees (Note 3)	2,554,112	719,481	250,447	3,178,414
Class 1 distribution and service fees (Note 3)	3,307	31,067	12,797	49,240
Fund administration fees (Note 3)	25,586	23,373	18,947	40,671
Printing and postage fees	4,384	1,267	905	7,750
Audit and legal fees	27,657	30,864	22,617	32,220
Custodian fees	37,586	16,455	19,153	58,280
Registration and filing fees	9,372	1,104	387	8,185
Trustees’ fees (Note 4)	3,003	1,332	438	5,164
Miscellaneous	4,856	1,856	1,247	10,616
Total expenses	2,669,863	826,799	326,938	3,390,540
Less: expense reductions (Note 3)	—	—	(47,761)	(106,110)
Net expenses	2,669,863	826,799	279,177	3,284,430
Net investment income (loss)	207,420	67,014	(166,092)	6,688,278

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	5,682,875	(1,431,714)	(1,645,526)	16,478,397
Foreign currency transactions	435	—	—	(3,833)
Change in net unrealized appreciation (depreciation) of:
Investments	67,064,988	18,424,960	6,253,322	53,522,040
Translation of assets and liabilities in foreign currencies	(522)	—	—	—
Net realized and unrealized gain (loss)	72,747,776	16,993,246	4,607,796	69,996,604

Increase (decrease) in net assets from operations	$72,955,196	$17,060,260	$4,441,704	$76,684,882

The accompanying notes are an integral part of the financial statements. 31

John Hancock Funds II

Statements of Operations — for the six months ended February 28, 2007 (Unaudited)

Investment income	Fundamental Value	Global Bond	Global Real Estate	High Income

Interest	$927,339	$14,762,290	$69,316	$10,480,154
Dividends	5,839,442	—	5,184,712	843,395
Securities lending	23,580	2,436	73,097	208,394
Less foreign taxes withheld	(7,237)	(44,487)	(262,620)	(111,972)
Total investment income	6,783,124	14,720,239	5,064,505	11,419,971

Expenses

Investment management fees (Note 3)	3,218,530	2,249,570	1,838,857	1,083,481
Class 1 distribution and service fees (Note 3)	18,678	10,011	—	—
Fund administration fees (Note 3)	28,258	24,757	19,191	16,044
Printing and postage fees	5,768	4,873	1,120	930
Audit and legal fees	29,706	37,456	21,387	25,733
Custodian fees	58,999	135,484	179,018	40,070
Registration and filing fees	11,036	8,701	7,059	5,756
Trustees’ fees (Note 4)	3,899	3,238	1,240	1,041
Interest expense and fees on inverse floaters	—	5,152	—	—
Miscellaneous	6,309	27,555	8,726	2,996
Total expenses	3,381,183	2,506,797	2,076,598	1,176,051
Net investment income (loss)	3,401,941	12,213,442	2,987,907	10,243,920

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	5,530,944	(1,911,985)	25,937,811	7,834,794
Futures contracts	—	2,393,465	—	—
Options	—	(225,743)	—	192,970
Swap contracts	—	(545,574)	—	—
Foreign currency transactions	(74,111)	(2,334,123)	130,031	554,579
Change in net unrealized appreciation (depreciation) of:
Investments	57,610,603	5,137,111	58,587,047	31,470,258
Futures contracts	—	(1,901,533)	—	—
Options	—	812,202	—	(41,554)
Securities sold short	—	(1,017,944)	—	—
Swap contracts	—	(1,387,997)	—	—
Translation of assets and liabilities in foreign currencies	(674)	2,000,483	(1,401,297)	109,077
Net realized and unrealized gain (loss)	63,066,762	1,018,362	83,253,592	40,120,124

Increase (decrease) in net assets from operations	$66,468,703	$13,231,804	$86,241,499	$50,364,044

The accompanying notes are an integral part of the financial statements. 32

John Hancock Funds II

Statements of Operations — for the six months ended February 28, 2007 (Unaudited)

			International	International
Investment income	High Yield	Index 500[a]	Equity Index	Opportunities

Interest	$51,119,442	$84,094	$166,149	$428,842
Dividends	109,720	208,452	2,518,061	2,659,765
Securities lending	532,829	—	95,665	109,238
Less foreign taxes withheld	(91,093)	—	(182,348)	(99,172)
Total investment income	51,670,898	292,546	2,597,527	3,098,673

Expenses

Investment management fees (Note 3)	4,285,976	49,329	912,561	2,730,392
Class 1 distribution and service fees (Note 3)	11,592	—	—	3,474
Fund administration fees (Note 3)	59,878	514	8,999	19,465
Printing and postage fees	11,448	85	1,517	3,555
Audit and legal fees	44,314	11,472	23,099	27,335
Custodian fees	169,845	5,138	5,951	198,544
Registration and filing fees	19,588	1,455	4,958	8,521
Trustees’ fees (Note 4)	8,293	129	1,177	2,485
Miscellaneous	14,006	311	1,586	7,470
Total expenses	4,624,940	68,433	959,848	3,001,241
Less: expense reductions (Note 3)	—	(13,779)	—	—
Net expenses	4,624,940	54,654	959,848	3,001,241
Net investment income (loss)	47,045,958	237,892	1,637,679	97,432

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	7,958,337	28,890	1,499,327	30,661,532
Futures contracts	—	—	1,194,448	—
Foreign currency transactions	83,475	—	(174,200)	(80,100)
Change in net unrealized appreciation (depreciation) of:
Investments	45,828,207	535,631	35,689,745	33,304,013
Futures contracts	—	(250,648)	(480,282)	—
Translation of assets and liabilities in foreign currencies	35,283	—	(106,156)	(15,299)
Net realized and unrealized gain (loss)	53,905,302	313,873	37,622,882	63,870,146

Increase (decrease) in net assets from operations	$100,951,260	$551,765	$39,260,561	$63,967,578

a Period from 10-27-06 (commencement of operations) to 2-28-07.

The accompanying notes are an integral part of the financial statements. 33

John Hancock Funds II

Statements of Operations — for the six months ended February 28, 2007 (Unaudited)

	International	International	International	Investment
Investment income	Small Cap	Small Company	Value	Quality Bond

Interest	$478,715	$27,070	$889,070	$3,552,762
Dividends	2,686,980	1,632,207	6,736,811	—
Securities lending	158,502	243,996	229,393	9,077
Less foreign taxes withheld	(239,154)	(93,387)	(436,307)	(4,453)
Total investment income	3,085,043	1,809,886	7,418,967	3,557,386

Expenses

Investment management fees (Note 3)	2,012,068	1,219,668	4,350,520	401,734
Class 1 distribution and service fees (Note 3)	10,519	—	37,014	8,944
Fund administration fees (Note 3)	21,992	13,890	44,964	6,071
Printing and postage fees	4,273	702	8,675	1,236
Audit and legal fees	28,424	20,879	34,797	27,726
Custodian fees	383,926	97,928	524,862	67,591
Registration and filing fees	4,965	4,405	11,932	3,095
Trustees’ fees (Note 4)	3,082	796	5,924	771
Miscellaneous	10,554	3,275	13,901	1,249
Total expenses	2,479,803	1,361,543	5,032,589	518,417
Less: expense reductions (Note 3)	—	—	(79,324)	—
Net expenses	2,479,803	1,361,543	4,953,265	518,417
Net investment income (loss)	605,240	448,343	2,465,702	3,038,969

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	18,400,378[a]	1,717,509	37,645,327	79,291
Futures contracts	—	—	—	(119,058)
Foreign currency transactions	128,483	(7,247)	(30,205)	(292)
Change in net unrealized appreciation (depreciation) of:
Investments	53,924,414[b]	38,259,796[c]	83,249,506	1,721,210
Futures contracts	—	—	—	87,375
Translation of assets and liabilities in foreign currencies	127,784	2,630	(56,745)	(3,209)
Net realized and unrealized gain (loss)	72,581,059	39,972,688	120,807,883	1,765,317

Increase (decrease) in net assets from operations	$73,186,299	$40,421,031	$123,273,585	$4,804,286

a Net of foreign taxes of $86,270 for International Small Cap.

b Net of $249,316 increase in deferred foreign withholding taxes for International Small Cap.

c Net of $7,469 increase in deferred foreign withholding taxes for International Small Company.

The accompanying notes are an integral part of the financial statements. 34

John Hancock Funds II

Statements of Operations — for the six months ended February 28, 2007 (Unaudited)

Investment income	Large Cap	Large Cap Value	Mid Cap Index	Mid Cap Stock

Interest	$168,718	$79,973	$674,676	$210,876
Dividends	1,874,420	3,992,010	2,703,062	2,077,582
Securities lending	4,680	20,387	36,739	66,335
Less foreign taxes withheld	—	—	—	(17,418)
Total investment income	2,047,818	4,092,370	3,414,477	2,337,375

Expenses

Investment management fees (Note 3)	796,454	1,700,672	854,530	1,368,040
Class 1 distribution and service fees (Note 3)	659	29,760	—	28,504
Fund administration fees (Note 3)	7,725	9,611	3,616	13,555
Printing and postage fees	1,348	1,491	594	2,682
Audit and legal fees	23,121	23,194	21,476	24,747
Custodian fees	12,257	12,417	5,955	40,430
Registration and filing fees	2,992	5,873	2,779	3,437
Trustees’ fees (Note 4)	965	976	433	1,712
Miscellaneous	2,223	3,570	1,401	5,827
Total expenses	847,744	1,787,564	890,784	1,488,934
Net investment income (loss)	1,200,074	2,304,806	2,523,693	848,441

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	4,964,415	3,453,341	712,881	10,938,615
Futures contracts	463,873	—	2,533,576	—
Foreign currency transactions	—	—	—	1,009
Change in net unrealized appreciation (depreciation) of:
Investments	12,908,052	30,433,351	28,941,481	26,437,490
Futures contracts	—	—	(230,698)	—
Translation of assets and liabilities in foreign currencies	—	—	—	70
Net realized and unrealized gain (loss)	18,336,340	33,886,692	31,957,240	37,377,184

Increase (decrease) in net assets from operations	$19,536,414	$36,191,498	$34,480,933	$38,225,625

The accompanying notes are an integral part of the financial statements. 35

John Hancock Funds II

Statements of Operations — for the six months ended February 28, 2007 (Unaudited)

	Mid Cap	Mid Cap	Natural	Quantitative
Investment income	Value	Value Equity	Resources	All Cap

Interest	$138,890	$56,708	$874,735	—
Dividends	1,075,797	983,716	6,351,401	$45,178
Securities lending	8,564	10,941	118,669	—
Income distributions received from affiliated underlying funds	—	—	—	—
Less foreign taxes withheld	—	(3,296)	(231,615)	(46)
Total investment income	1,223,251	1,048,069	7,113,190	45,132

Expenses

Investment management fees (Note 3)	669,240	472,276	4,284,278	19,363
Class A distribution and service fees (Note 3)	—	—	—	2,052
Class B distribution and service fees (Note 3)	—	—	—	6,823
Class C distribution and service fees (Note 3)	—	—	—	6,823
Class 1 distribution and service fees (Note 3)	25,126	—	18,107	—
Fund administration fees (Note 3)	9,360	5,347	30,435	286
Printing and postage fees	2,143	310	6,018	18
Audit and legal fees	23,874	18,173	30,241	12,321
Custodian fees	21,392	23,289	132,467	5,392
Registration and filing fees	1,014	2,392	9,832	100
Trustees’ fees (Note 4)	1,367	348	4,181	20
Miscellaneous	2,115	995	19,642	—
Total expenses	755,631	523,130	4,535,201	53,198
Less: expense reductions (Note 3)	—	—	—	(15,734)
Net expenses	755,631	523,130	4,535,201	37,464
Net investment income (loss)	467,620	524,939	2,577,989	7,668

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	3,730,031	(228,858)	50,911,455	186,026
Foreign currency transactions	—	37	(6,606)	(2)
Change in net unrealized appreciation (depreciation) of:
Investments	18,181,486	11,341,270	8,412,130	369,518
Translation of assets and liabilities in foreign currencies	—	(58)	6,118	—
Net realized and unrealized gain (loss)	21,911,517	11,112,391	59,323,097	555,542

Increase (decrease) in net assets from operations	$22,379,137	$11,637,330	$61,901,086	$563,210

The accompanying notes are an integral part of the financial statements. 36

John Hancock Funds II

Statements of Operations — for the six months ended February 28, 2007 (Unaudited)

	Quantitative	Quantitative	Real Estate	Real Estate
Investment income	Mid Cap	Value	Equity	Securities

Interest	$94,915	$207,960	$347,984	$99,565
Dividends	928,093	6,441,080	5,360,039	3,529,644
Securities lending	30,077	66,909	55,401	6,957
Less foreign taxes withheld	(639)	(3,934)	(10,998)	(6,974)
Total investment income	1,052,446	6,712,015	5,752,426	3,629,192

Expenses

Investment management fees (Note 3)	694,908	1,851,655	1,236,514	696,248
Class 1 distribution and service fees (Note 3)	33,283	27,005	—	49,733
Fund administration fees (Note 3)	8,494	16,257	15,173	21,485
Printing and postage fees	2,072	3,877	885	5,682
Audit and legal fees	23,670	26,093	20,457	28,694
Custodian fees	12,011	27,159	17,684	27,679
Registration and filing fees	1,843	4,777	5,574	14,744
Trustees’ fees (Note 4)	1,242	2,313	979	3,508
Miscellaneous	15,106	4,401	7,749	7,245
Total expenses	792,629	1,963,537	1,305,015	855,018
Less: expense reductions (Note 3)	—	—	(44,350)	—
Net expenses	792,629	1,963,537	1,260,665	855,018
Net investment income (loss)	259,817	4,748,478	4,491,761	2,774,174

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	11,621,588	29,641,488	17,543,685	14,924,074
Foreign currency transactions	(72)	(165)	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	5,253,032	16,503,829	25,532,951	17,382,565
Net realized and unrealized gain (loss)	16,874,548	46,145,152	43,076,636	32,306,639

Increase (decrease) in net assets from operations	$17,134,365	$50,893,630	$47,568,397	$35,080,813

The accompanying notes are an integral part of the financial statements. 37

John Hancock Funds II

Statements of Operations — for the six months ended February 28, 2007 (Unaudited)

			Small Cap	Small Cap
Investment income	Real Return Bond	Small Cap	Index	Opportunities

Interest	$6,328,905	$142,681	$199,975	$276,675
Dividends	—	405,985	859,843	3,091,076
Securities lending	2,155	174,987	91,808	98,366
Less foreign taxes withheld	—	—	(255)	(3,564)
Total investment income	6,331,060	723,653	1,151,371	3,462,553

Expenses

Investment management fees (Note 3)	2,684,198	1,120,172	331,177	1,288,870
Class 1 distribution and service fees (Note 3)	4,409	251	—	8,307
Fund administration fees (Note 3)	26,236	10,051	3,683	11,756
Printing and postage fees	5,097	1,772	543	2,243
Audit and legal fees	38,333	24,072	21,396	24,340
Custodian fees	58,715	14,511	5,953	18,024
Registration and filing fees	13,991	3,560	2,135	10,024
Trustees’ fees (Note 4)	3,593	1,225	418	1,533
Miscellaneous	14,902	2,005	6,786	2,571
Total expenses	2,849,474	1,177,619	372,091	1,367,668
Net investment income (loss)	3,481,586	(453,966)	779,280	2,094,885

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(3,538,199)	(3,446,178)	1,676,247	(2,787,191)
Futures contracts	(2,113,824)	—	1,044,121	—
Options	334,777	—	—	—
Swap contracts	425,565	—	—	—
Foreign currency transactions	2,650,563	—	—	(133)
Change in net unrealized appreciation (depreciation) of:
Investments	3,950,395	29,033,653	10,022,908	21,830,932
Futures contracts	834,642	—	(243,932)	—
Options	(220,727)	—	—	—
Swap contracts	(559,807)	—	—	—
Translation of assets and liabilities in foreign currencies	540,011	—	—	—
Net realized and unrealized gain (loss)	2,303,396	25,587,475	12,499,344	19,043,608

Increase (decrease) in net assets from operations	$5,784,982	$25,133,509	$13,278,624	$21,138,493

The accompanying notes are an integral part of the financial statements. 38

John Hancock Funds II

Statements of Operations — for the six months ended February 28, 2007 (Unaudited)

	Small	Small Company	Small Company	Special
Investment income	Company	Growth	Value	Value

Interest	$8,483	$65,295	$341,615	$254,121
Dividends	503,961	82,371	2,408,907	874,475
Securities lending	24,328	8,590	106,624	54,604
Less foreign taxes withheld	(1,557)	(34)	—	—
Total investment income	535,215	156,222	2,857,146	1,183,200

Expenses

Investment management fees (Note 3)	528,808	410,961	2,110,678	664,677
Class 1 distribution and service fees (Note 3)	1,509	—	37,895	1,044
Fund administration fees (Note 3)	4,435	3,195	16,381	5,008
Printing and postage fees	682	474	3,508	831
Audit and legal fees	22,034	21,291	25,880	22,341
Custodian fees	70,125	15,309	22,916	13,204
Registration and filing fees	1,595	1,272	6,737	2,210
Trustees’ fees (Note 4)	483	382	2,226	617
Miscellaneous	1,215	641	4,793	1,088
Total expenses	630,886	453,525	2,231,014	711,020
Less: expense reductions (Note 3)	—	—	(88,524)	—
Net expenses	630,886	453,525	2,142,490	711,020
Net investment income (loss)	(95,671)	(297,303)	714,656	472,180

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(1,253,200)	2,634,767	11,792,016	3,022,762
Net increase from payments by affiliates (Note 1)	—	—	—	99,465
Foreign currency transactions	—	(2)	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	11,959,360	7,407,055	28,732,657	7,967,396
Net realized and unrealized gain (loss)	10,706,160	10,041,820	40,524,673	11,089,623

Increase (decrease) in net assets from operations	$10,610,489	$9,744,517	$41,239,329	$11,561,803

The accompanying notes are an integral part of the financial statements. 39

John Hancock Funds II

Statements of Operations — for the six months ended February 28, 2007 (Unaudited)

Investment income	Spectrum Income	Strategic Bond	Strategic Income	Total Bond Market[a]

Interest	$20,233,102	$10,288,934	$8,686,731	$913,089
Dividends	1,753,940	45,594	48,594	—
Securities lending	47,897	53,702	49,993	—
Less foreign taxes withheld	(10,129)	(4,509)	(11,362)	—
Total investment income	22,024,810	10,383,721	8,773,956	913,089

Expenses

Investment management fees (Note 3)	3,058,167	1,140,012	1,080,294	86,156
Class 1 distribution and service fees (Note 3)	—	10,663	—	—
Fund administration fees (Note 3)	28,484	20,730	15,676	1,028
Printing and postage fees	4,798	4,601	910	171
Audit and legal fees	34,012	32,604	25,650	11,644
Custodian fees	490,939	101,708	94,008	5,138
Registration and filing fees	13,263	3,568	5,873	2,911
Trustees’ fees (Note 4)	3,834	3,057	1,017	256
Miscellaneous	7,223	6,687	7,407	1,401
Total expenses	3,640,720	1,323,630	1,230,835	108,705
Less: expense reductions (Note 3)	(89,636)	—	—	(9,362)
Net expenses	3,551,084	1,323,630	1,230,835	99,343
Net investment income (loss)	18,473,726	9,060,091	7,543,121	813,746

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	4,908,363	4,027,863	(113,609)	36,141
Futures contracts	12,171	7,445,182	—	—
Options	—	(7,550,380)	(427,840)	—
Foreign currency transactions	(323,844)	115,515	(2,421,152)	—
Change in net unrealized appreciation (depreciation) of:
Investments	20,138,473	2,077,369	2,501,756	298,246
Futures contracts	62,273	1,296,639	—	—
Options	—	228,112	8,241	—
Translation of assets and liabilities in foreign currencies	441,330	1,162	733,673	—
Net realized and unrealized gain (loss)	25,238,766	7,641,462	281,069	334,387

Increase (decrease) in net assets from operations	$43,712,492	$16,701,553	$7,824,190	$1,148,133

a Period from 10-27-06 (commencement of operations) to 2-28-07.

The accompanying notes are an integral part of the financial statements. 40

John Hancock Funds II

Statements of Operations — for the six months ended February 28, 2007 (Unaudited)

		U.S. Global	U.S. Government	U.S. High
Investment income	Total Return	Leaders Growth	Securities	Yield Bond

Interest	$32,850,731	$145,820	$5,362,207	$12,938,273
Dividends	—	3,319,325	—	—
Securities lending	3,464	5,415	1,061	60,300
Less foreign taxes withheld	—	(18,285)	—	3,744
Total investment income	32,854,195	3,452,275	5,363,268	13,002,317

Expenses

Investment management fees (Note 3)	4,380,841	1,808,254	643,890	1,155,749
Class 1 distribution and service fees (Note 3)	29,658	5,857	10,400	625
Fund administration fees (Note 3)	44,173	19,810	8,786	7,906
Printing and postage fees	8,813	3,332	2,208	1,593
Audit and legal fees	43,973	26,222	28,909	28,433
Custodian fees	166,725	18,685	50,023	34,866
Registration and filing fees	18,951	8,243	3,104	4,599
Trustees’ fees (Note 4)	6,134	2,273	1,325	1,030
Interest expense and fees on inverse floaters	62,005	—	—	—
Miscellaneous	11,591	3,900	1,556	1,723
Total expenses	4,772,864	1,896,576	750,201	1,236,524
Net investment income (loss)	28,081,331	1,555,699	4,613,067	11,765,793

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	6,219,058	(4,232,687)	1,485,254	370,908
Futures contracts	(5,340,823)	—	(88,687)	—
Options	156,162	—	(1,922)	—
Swap contracts	766,252	—	—	—
Foreign currency transactions	2,260,252	—	6,574	—
Change in net unrealized appreciation (depreciation) of:
Investments	(1,285,745)	29,645,530	763,552	9,104,996
Futures contracts	3,637,900	—	275,348	—
Options	343,583	—	—	—
Swap contracts	2,769,199	—	—	—
Translation of assets and liabilities in foreign currencies	1,335,409	—	—	—
Net realized and unrealized gain (loss)	10,861,247	25,412,843	2,440,119	9,475,904

Increase (decrease) in net assets from operations	$38,942,578	$26,968,542	$7,053,186	$21,241,697
The accompanying notes are an integral part of the financial statements. 41

John Hancock Funds II

Statements of Operations — for the six months ended February 28, 2007 (Unaudited)

	U.S. Multi		Value &
Investment income	Sector	Value[a]	Restucturing	Vista

Interest	$1,275,863	$7,758	$62,499	$97,370
Dividends	11,497,229	30,434	3,092,312	157,303
Securities lending	62,416	—	85,503	13,187
Less foreign taxes withheld	—	—	(38,678)	(525)
Total investment income	12,835,508	38,192	3,201,636	267,335

Expenses

Investment management fees (Note 3)	5,115,420	14,645	1,346,921	605,734
Fund administration fees (Note 3)	47,055	463	11,016	6,371
Printing and postage fees	7,960	78	1,415	798
Audit and legal fees	36,226	11,455	22,931	21,868
Custodian fees	135,594	5,138	17,957	32,424
Registration and filing fees	23,510	1,310	8,087	2,179
Trustees’ fees (Note 4)	6,391	115	1,090	643
Miscellaneous	10,671	60	2,946	1,132
Total expenses	5,382,827	33,264	1,412,363	671,149
Less: expense reductions (Note 3)	—	(13,659)	—	—
Net expenses	5,382,827	19,605	1,412,363	671,149
Net investment income (loss)	7,452,681	18,587	1,789,273	(403,814)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	12,582,226	155,500	771,242	1,407,877
Futures contracts	3,721,428	—	—	—
Options	—	—	(21,526)	—
Foreign currency transactions	(16)	—	212	(56,301)
Change in net unrealized appreciation (depreciation) of:
Investments	67,436,866	255,262	33,133,233	13,177,184
Futures contracts	(2,010,343)	—	—	—
Options	—	—	108,494	—
Translation of assets and liabilities in foreign currencies	—	—	144	(43,470)
Net realized and unrealized gain (loss)	81,730,161	410,762	33,991,799	14,485,290

Increase (decrease) in net assets from operations	$89,182,842	$429,349	$35,781,072	$14,081,476

a Period from 10-27-06 (commencement of operations) to 2-28-07.

The accompanying notes are an integral part of the financial statements. 42

John Hancock Funds II

Statements of Changes in Net Assets

	Absolute Return		Active Bond		All Cap Core
	Six months ended	Period ended	Six months ended	Period ended	Six months ended	Period ended
Increase (decrease) in net assets	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[b]	2-28-07 (Unaudited)	8-31-06[c]

From operations
Net investment income (loss)	$72,399	$45,240	$11,614,074	$14,322,840	$1,909,151	$1,296,069
Net realized gain (loss)	99,934	—	1,975,424	(3,175,474)	15,050,323	(8,220,127)
Change in net unrealized appreciation (depreciation)	199,732	160,534	4,652,296	670,385	7,758,258	5,270,609
Increase (decrease) in net assets
resulting from operations	372,065	205,774	18,241,794	11,817,751	24,717,732	(1,653,449)
Distributions to shareholders
From net investment income
Class A	(33,015)	—	—	—	—	—
Class B	(30,654)	—	—	—	—	—
Class C	(30,655)	—	—	—	—	—
Class 1	(33,854)	—	(1,231,224)	(954,551)	—	—
Class NAV	—	—	(14,697,702)	(10,220,932)	(1,050,758)	—
From net realized gain
Class A	(3,236)	—	—	—	—	—
Class B	(3,236)	—	—	—	—	—
Class C	(3,236)	—	—	—	—	—
Class 1	(3,236)	—	(187)	—	—	—
Class NAV	—	—	(2,291)	—	—	—
Total distributions	(141,122)	—	(15,931,404)	(11,175,483)	(1,050,758)	—
From Fund share transactions	141,122	5,000,000	63,444,308	435,912,775	38,332,933	285,676,890

Net assets

Beginning of period	5,205,774	—	436,555,043	—	284,023,441	—
End of period	$5,577,839	$5,205,774	$502,309,741	$436,555,043	$346,023,348	$284,023,441
Undistributed net investment income (loss)	$51,071	$50,675	($721,848)	$3,593,004	$2,147,909	$1,289,516

	All Cap Growth		All Cap Value		Blue Chip Growth
	Six months ended	Period ended	Six months ended	Period ended	Six months ended	Period ended
Increase (decrease) in net assets	2-28-07 (Unaudited)	8-31-06[d]	2-28-07 (Unaudited)	8-31-06[d]	2-28-07 (Unaudited)	8-31-06[d]

From operations
Net investment income (loss)	$46,069	$152,559	$1,220,806	$1,435,072	$2,449,315	$5,538,646
Net realized gain (loss)	1,598,784	(3,003,909)	3,793,691	5,826,940	8,169,387	(3,816,109)
Change in net unrealized appreciation (depreciation)	9,726,835	9,501,316	9,998,263	16,725,292	99,852,570	70,971,019
Increase (decrease) in net assets
resulting from operations	11,371,688	6,649,966	15,012,760	23,987,304	110,471,272	72,693,556
Distributions to shareholders
From net investment income
Class 1	(18,249)	(15,666)	(173,314)	(29,388)	(900,395)	(96,099)
Class NAV	(90,046)	(49,558)	(1,710,968)	(268,692)	(5,894,281)	(798,874)
From net realized gain
Class 1	—	—	(581,053)	—	—	—
Class NAV	—	—	(5,659,491)	—	—	—
Total distributions	(108,295)	(65,224)	(8,124,826)	(298,080)	(6,794,676)	(894,973)
From Fund share transactions	15,975,670	148,386,145	39,394,709	192,472,577	135,439,098	1,201,052,205

Net assets

Beginning of period	154,970,887	—	216,161,801	—	1,272,850,788	—
End of period	$182,209,950	$154,970,887	$262,444,444	$216,161,801	$1,511,966,482	$1,272,850,788
Undistributed net investment income (loss)	$28,528	$90,754	$475,824	$1,139,300	$430,729	$4,776,090

a Period from 6-26-06 (commencement of operations) to 8-31-06.

b Class 1 and Class NAV shares began operations on 10-15-05 and 10-27-05, respectively.

c Period from 4-28-06 (commencement of operations) to 8-31-06.

d Period from 10-15-05 (commencement of operations) to 8-31-06.

The accompanying notes are an integral part of the financial statements. 43

John Hancock Funds II

Statements of Changes in Net Assets

	Capital Appreciation		Core Bond		Core Equity
	Six months ended	Period ended	Six months ended	Period ended	Six months ended	Period ended
Increase (decrease) in net assets	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[a]

From operations
Net investment income (loss)	$300,135	$428,220	$5,114,703	$6,393,486	$207,420	($25,666)
Net realized gain (loss)	(4,890,816)	(17,430,961)	1,354,799	(1,818,731)	5,683,310	3,472,346
Change in net unrealized appreciation (depreciation)	46,650,681	8,657,847	1,015,154	869,346	67,064,466	6,670,679
Increase (decrease) in net assets
resulting from operations	42,060,000	(8,344,894)	7,484,656	5,444,101	72,955,196	10,117,359
Distributions to shareholders
From net investment income
Class 1	(80,148)	—	(28,757)	(16,947)	(1,945)	—
Class NAV	(538,729)	—	(5,041,982)	(4,956,804)	(157,412)	—
From net realized gain
Class 1	—	—	(72)	—	(74,812)	—
Class NAV	—	—	(11,642)	—	(3,571,972)	—
Total distributions	(618,877)	—	(5,082,453)	(4,973,751)	(3,806,141)	—
From Fund share transactions	44,142,892	468,589,763	35,367,506	197,919,446	50,597,005	586,022,092

Net assets

Beginning of period	460,244,869	—	198,389,796	—	596,139,451	—
End of period	$545,828,884	$460,244,869	$236,159,505	$198,389,796	$715,885,511	$596,139,451
Undistributed net investment income (loss)	$148,440	$467,182	$1,701,637	$1,657,673	$48,160	$97

	Emerging Growth		Emerging Small Company		Equity-Income
	Six months ended	Period ended	Six months ended	Period ended	Six months ended	Period ended
Increase (decrease) in net assets	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[a]

From operations
Net investment income (loss)	$67,014	($362,036)	($166,092)	($277,432)	$6,688,278	$11,412,365
Net realized gain (loss)	(1,431,714)	31,435,329	(1,645,526)	5,329,331	16,474,564	31,300,814
Change in net unrealized appreciation (depreciation)	18,424,960	(15,348,460)	6,253,322	(3,974,924)	53,522,040	56,205,455
Increase (decrease) in net assets
resulting from operations	17,060,260	15,724,833	4,441,704	1,076,975	76,684,882	98,918,634
Distributions to shareholders
From net investment income
Class 1	(37,299)	—	—	—	(3,114,779)	(612,671)
Class NAV	(23,237)	—	—	—	(9,334,197)	(2,371,194)
From net realized gain
Class 1	(21,422,612)	—	(5,011,171)	—	(8,942,320)	—
Class NAV	(9,721,109)	—	(47,741)	—	(26,628,618)	—
Total distributions	(31,204,257)	—	(5,058,912)	—	(48,019,914)	(2,983,865)
From Fund share transactions	28,203,184	155,929,854	(1,940,839)	50,741,810	107,495,027	622,862,224

Net assets

Beginning of period	171,654,687	—	51,818,785	—	718,796,993	—
End of period	$185,713,874	$171,654,687	$49,260,738	$51,818,785	$854,956,988	$718,796,993
Undistributed net investment income (loss)	$6,478	—	($166,092)	—	$2,674,534	$8,435,232

a Period from 10-15-05 (commencement of operations) to 8-31-06.

The accompanying notes are an integral part of the financial statements. 44

John Hancock Funds II

Statements of Changes in Net Assets

	Fundamental Value		Global Bond		Global Real Estate
	Six months ended	Period ended	Six months ended	Period ended	Six months ended	Period ended
Increase (decrease) in net assets	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[b]

From operations
Net investment income (loss)	$3,401,941	$5,664,277	$12,213,442	$16,234,066	$2,987,907	$1,893,125
Net realized gain (loss)	5,456,833	4,817,731	(2,623,960)	(6,470,663)	26,067,842	(5,530,696)
Change in net unrealized appreciation (depreciation)	57,609,929	45,751,068	3,642,322	7,486,259	57,185,750	15,126,084
Increase (decrease) in net assets
resulting from operations	66,468,703	56,233,076	13,231,804	17,249,662	86,241,499	11,488,513
Distributions to shareholders
From net investment income
Class 1	(578,789)	(109,544)	(1,006,675)	(227,540)	—	—
Class NAV	(6,005,449)	(1,226,769)	(14,865,355)	(2,800,652)	(15,063,407)	—
From net realized gain
Class 1	(926,324)	—	(458,971)	—	—	—
Class NAV	(9,485,670)	—	(6,707,259)	—	—	—
Total distributions	(16,996,232)	(1,336,313)	(23,038,260)	(3,028,192)	(15,063,407)	—
From Fund share transactions	117,244,204	706,526,990	110,953,527	580,776,467	(5,945,521)	343,735,965

Net assets

Beginning of period	761,423,753	—	594,997,937	—	355,224,478	—
End of period	$928,140,428	$761,423,753	$696,145,008	$594,997,937	$420,457,049	$355,224,478
Undistributed net investment income (loss)	$1,088,836	$4,271,133	$5,833,953	$9,492,882	($7,058,957)	$5,016,543

	High Income		High Yield		Index 500
	Six months ended	Period ended	Six months ended	Period ended	Period ended
Increase (decrease) in net assets	2-28-07 (Unaudited)	8-31-06[b]	2-28-07 (Unaudited)	8-31-06[a]	2-28-07[c] (Unaudited)

From operations
Net investment income (loss)	$10,243,920	$6,340,541	$47,045,958	$81,271,248	$237,892
Net realized gain (loss)	8,582,343	(553,987)	8,041,812	9,338,978	28,890
Change in net unrealized appreciation (depreciation)	31,537,781	(5,980,048)	45,863,490	(7,794,032)	284,983
Increase (decrease) in net assets
resulting from operations	50,364,044	(193,494)	100,951,260	82,816,194	551,765
Distributions to shareholders
From net investment income
Class 1	—	—	(1,768,238)	(2,373,236)	—
Class NAV	(10,599,518)	(3,127,218)	(47,258,759)	(67,041,478)	(112,959)
From net realized gain
Class 1	—	—	(299,239)	—	—
Class NAV	(586,903)	—	(7,985,838)	—	—
Total distributions	(11,186,421)	(3,127,218)	(57,312,074)	(69,414,714)	(112,959)
From Fund share transactions	18,983,245	292,379,947	192,529,039	1,174,694,020	38,129,694

Net assets

Beginning of period	289,059,235	—	1,188,095,500	—	—
End of period	$347,220,103	$289,059,235	$1,424,263,725	$1,188,095,500	$38,568,500
Undistributed net investment income (loss)	$3,134,462	$3,490,060	$13,638,852	$15,619,891	$124,933

a Period from 10-15-05 (commencement of operations) to 8-31-06.

b Period from 4-28-06 (commencement of operations) to 8-31-06.

c Period from 10-27-06 (commencement of operations) to 2-28-07.

The accompanying notes are an integral part of the financial statements. 45

John Hancock Funds II

Statements of Changes in Net Assets

	International Equity Index		International Opportunities		International Small Cap
	Six months ended	Period ended	Six months ended	Period ended	Six months ended	Period ended
Increase (decrease) in net assets	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[b]	2-28-07 (Unaudited)	8-31-06[b]

From operations
Net investment income (loss)	$1,637,679	$5,235,927	$97,432	$2,821,331	$605,240	$5,733,388
Net realized gain (loss)	2,519,575	2,331,976	30,581,432	18,421,235	18,528,861	51,817,503
Change in net unrealized appreciation (depreciation)	35,103,307	29,836,925	33,288,714	67,545,351	54,052,198	28,663,284
Increase (decrease) in net assets
resulting from operations	39,260,561	37,404,828	63,967,578	88,787,917	73,186,299	86,214,175
Distributions to shareholders
From net investment income
Class 1	—	—	(43,663)	(42,136)	(536,023)	(59,757)
Class NAV	(5,954,619)	(2,080,681)	(1,902,916)	(18,582,164)	(5,001,016)	(1,022,670)
From net realized gain
Class 1	—	—	(166,390)	—	(5,435,293)	—
Class NAV	(3,701,853)	—	(7,030,666)	—	(50,204,755)	—
Total distributions	(9,656,472)	(2,080,681)	(9,143,635)	(18,624,300)	(61,177,087)	(1,082,427)
From Fund share transactions	42,819,337	272,434,870	70,412,256	490,997,093	80,244,508	310,733,342

Net assets

Beginning of period	307,759,017	—	561,160,710	—	395,865,090	—
End of period	$380,182,443	$307,759,017	$686,396,909	$561,160,710	$488,118,810	$395,865,090
Undistributed net investment income (loss)	($1,435,694)	$2,881,246	($1,829,422)	$19,725	($272,563)	$4,659,236

	International Small Company		International Value		Investment Quality Bond
	Six months ended	Period ended	Six months ended	Period ended	Six months ended	Period ended
Increase (decrease) in net assets	2-28-07 (Unaudited)	8-31-06[c]	2-28-07 (Unaudited)	8-31-06[b]	2-28-07 (Unaudited)	8-31-06[b]

From operations
Net investment income (loss)	$448,343	$974,999	$2,465,702	$25,960,995	$3,038,969	$4,541,129
Net realized gain (loss)	1,710,262	(7,785,169)	37,615,122	50,586,857	(40,059)	(289,334)
Change in net unrealized appreciation (depreciation)	38,262,426	(6,753,919)	83,192,761	105,464,902	1,805,376	(862,651)
Increase (decrease) in net assets
resulting from operations	40,421,031	(13,564,089)	123,273,585	182,012,754	4,804,286	3,389,144
Distributions to shareholders
From net investment income
Class 1	—	—	(3,627,952)	(353,039)	(891,311)	(1,074,307)
Class NAV	(1,485,367)	—	(21,823,937)	(2,875,449)	(2,496,502)	(2,811,572)
From net realized gain
Class 1	—	—	(8,785,199)	—	(1,386)	—
Class NAV	—	—	(52,619,688)	—	(3,900)	—
Total distributions	(1,485,367)	—	(86,856,776)	(3,228,488)	(3,393,099)	(3,885,879)
From Fund share transactions	12,308,022	234,475,079	153,836,333	791,306,845	16,131,051	128,744,170

Net assets

Beginning of period	220,910,990	—	970,091,111	—	128,247,435	—
End of period	$272,154,676	$220,910,990	$1,160,344,253	$970,091,111	$145,789,673	$128,247,435
Undistributed net investment income (loss)	($191,346)	$845,678	$667,774	$23,653,961	$849,147	$1,197,991

a Period from 10-29-05 (commencement of operations) to 8-31-06.

b Period from 10-15-05 (commencement of operations) to 8-31-06.

c Period from 4-28-06 (commencement of operations) to 8-31-06.

The accompanying notes are an integral part of the financial statements. 46

John Hancock Funds II

Statements of Changes in Net Assets

	Large Cap		Large Cap Value		Mid Cap Index
	Six months ended	Period ended	Six months ended	Period ended	Six months ended	Period ended
Increase (decrease) in net assets	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[b]

From operations
Net investment income (loss)	$1,200,074	$1,363,397	$2,304,806	$1,556,729	$2,523,693	$966,030
Net realized gain (loss)	5,428,288	3,114,081	3,453,341	(1,478,897)	3,246,457	90,512
Change in net unrealized appreciation (depreciation)	12,908,052	9,634,421	30,433,351	17,901,225	28,710,783	(1,868,848)
Increase (decrease) in net assets
resulting from operations	19,536,414	14,111,899	36,191,498	17,979,057	34,480,933	(812,306)
Distributions to shareholders
From net investment income
Class 1	(23,638)	(1,427)	(703,700)	(24,236)	—	—
Class NAV	(1,846,623)	(212,012)	(1,983,171)	(293,006)	(2,132,802)	(98,937)
From net realized gain
Class 1	(69,040)	—	—	—	—	—
Class NAV	(5,336,259)	—	—	—	(779,434)	—
Total distributions	(7,275,560)	(213,439)	(2,686,871)	(317,242)	(2,912,236)	(98,937)
From Fund share transactions	31,212,556	179,904,602	127,867,701	321,851,954	365,916,766	173,066,736

Net assets

Beginning of period	193,803,062	—	339,513,769	—	172,155,493	—
End of period	$237,276,472	$193,803,062	$500,886,097	$339,513,769	$569,640,956	$172,155,493
Undistributed net investment income (loss)	$479,862	$1,150,049	$860,093	$1,242,158	$1,216,010	$825,119

	Mid Cap Stock		Mid Cap Value		Mid Cap Value Equity
	Six months ended	Period ended	Six months ended	Period ended	Six months ended	Period ended
Increase (decrease) in net assets	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[c]

From operations
Net investment income (loss)	$848,441	($640,399)	$467,620	$1,050,937	$524,939	$246,829
Net realized gain (loss)	10,939,624	15,188,535	3,730,031	5,252,528	(228,821)	(888,280)
Change in net unrealized appreciation (depreciation)	26,437,560	16,417,643	18,181,486	8,839,164	11,341,212	(2,464,971)
Increase (decrease) in net assets
resulting from operations	38,225,625	30,965,779	22,379,137	15,142,629	11,637,330	(3,106,422)
Distributions to shareholders
From net investment income
Class 1	(386,902)	—	(712,867)	(129,841)	—	—
Class NAV	(738,346)	(8,555)	(398,819)	(193,677)	(611,515)	—
From net realized gain
Class 1	(4,996,167)	(110,835)	(3,935,640)	(26,180)	—	—
Class NAV	(9,258,029)	(186,450)	(2,164,604)	(37,303)	—	—
Total distributions	(15,379,444)	(305,840)	(7,211,930)	(387,001)	(611,515)	—
From Fund share transactions	28,886,592	270,209,839	8,552,265	128,429,015	10,280,313	101,230,202

Net assets

Beginning of period	300,869,778	—	143,184,643	—	98,123,780	—
End of period	$352,602,551	$300,869,778	$166,904,115	$143,184,643	$119,429,908	$98,123,780
Undistributed net investment income (loss)	($276,807)	—	$92,997	$737,063	$143,889	$230,465

a Period from 10-15-05 (commencement of operations) to 8-31-06.

b Period from 10-29-05 (commencement of operations) to 8-31-06.

c Period from 4-28-06 (commencement of operations) to 8-31-06.

The accompanying notes are an integral part of the financial statements. 47

John Hancock Funds II

Statements of Changes in Net Assets

	Natural Resources		Quantitative All Cap		Quantitative Mid Cap
	Six months ended	Period ended	Six months ended	Period ended	Six months ended	Period ended
Increase (decrease) in net assets	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[b]	2-28-07 (Unaudited)	8-31-06[c]

From operations
Net investment income (loss)	$2,577,989	$6,661,995	$7,668	$6,844	$259,817	$220,169
Net realized gain (loss)	50,904,849	33,022,588	186,024	6,261	11,621,516	(2,725,612)
Change in net unrealized appreciation (depreciation)	8,418,248	114,034,956	369,518	41,732	5,253,032	9,969,387
Increase (decrease) in net assets
resulting from operations	61,901,086	153,719,539	563,210	54,837	17,134,365	7,463,944
Distributions to shareholders
From net investment income
Class A	—	—	(6,133)	—	—	—
Class B	—	—	(1,576)	—	—	—
Class C	—	—	(1,576)	—	—	—
Class I	—	—	(8,085)	—	—	—
Class 1	(688,336)	(51,094)	—	—	(256,037)	(19,536)
Class NAV	(7,332,396)	(691,085)	—	—	(115,344)	(8,107)
From net realized gain
Class A	—	—	(1,565)	—	—	—
Class B	—	—	(1,565)	—	—	—
Class C	—	—	(1,565)	—	—	—
Class I	—	—	(1,565)	—	—	—
Class 1	(3,211,812)	—	—	—	(2,102)	(47,665)
Class NAV	(33,835,034)	—	—	—	(899)	(14,289)
Total distributions	(45,067,578)	(742,179)	(23,630)	—	(374,382)	(89,597)
From Fund share transactions	128,808,828	619,966,691	23,630	5,000,000	(7,717,546)	175,809,916

Net assets

Beginning of period	772,944,051	—	5,054,837	—	183,184,263	—
End of period	$918,586,387	$772,944,051	$5,618,047	$5,054,837	$192,226,700	$183,184,263
Undistributed net investment income (loss)	$559,743	$6,002,486	($186)	$9,516	$97,521	$209,085

	Quantitative Value		Real Estate Equity		Real Estate Securities
	Six months ended	Period ended	Six months ended	Period ended	Six months ended	Period ended
Increase (decrease) in net assets	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[d]	2-28-07 (Unaudited)	8-31-06[a]

From operations
Net investment income (loss)	$4,748,478	$5,493,128	$4,491,761	$2,061,577	$2,774,174	$11,771,816
Net realized gain (loss)	29,641,323	20,841,210	17,543,685	1,344,206	14,924,074	76,579,811
Change in net unrealized appreciation (depreciation)	16,503,829	29,110,362	25,532,951	22,030,725	17,382,565	32,841,754
Increase (decrease) in net assets
resulting from operations	50,893,630	55,444,700	47,568,397	25,436,508	35,080,813	121,193,381
Distributions to shareholders
From net investment income
Class 1	(1,260,172)	(305,249)	—	—	(5,703,118)	(836,666)
Class NAV[e]	(5,564,010)	(884,370)	(4,275,003)	—	—	(3,237,864)
From net realized gain
Class 1	(4,979,138)	(11,546)	—	—	(81,051,023)	(156,925)
Class NAV[e]	(21,793,012)	(33,123)	(3,826,821)	—	—	(598,547)
Total distributions	(33,596,332)	(1,234,288)	(8,101,824)	—	(86,754,141)	(4,830,002)
From Fund share transactions	164,262,686	403,906,768	(50,409,340)	249,457,958	111,824,456	54,198,256

Net assets

Beginning of period	458,117,180	—	274,894,466	—	170,561,635	—
End of period	$639,677,164	$458,117,180	$263,951,699	$274,894,466	$230,712,763	$170,561,635
Undistributed net investment income (loss)	$2,210,561	$4,286,265	$1,732,263	$1,515,505	$1,056,044	$3,984,988

a Period from 10-15-05 (commencement of operations) to 8-31-06.

b Period from 7-28-06 (commencement of operations) to 8-31-06.

c Class 1 and Class NAV shares began operations on 10-15-05 and 10-27-05, respectively.

d Period from 4-28-06 (commencement of operations) to 8-31-06.

e Class NAV shares of Real Estate Securities Fund were terminated on 5-1-06.

The accompanying notes are an integral part of the financial statements. 48

John Hancock Funds II

Statements of Changes in Net Assets

	Real Return Bond		Small Cap		Small Cap Index
	Six months ended	Period ended	Six months ended	Period ended	Six months ended	Period ended
Increase (decrease) in net assets	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[b]

From operations
Net investment income (loss)	$3,481,586	$25,326,003	($453,966)	($474,061)	$779,280	$642,036
Net realized gain (loss)	(2,241,118)	(6,334,584)	(3,446,178)	(1,290,852)	2,720,368	3,362,074
Change in net unrealized appreciation (depreciation)	4,544,514	(73,149)	29,033,653	8,031,744	9,778,976	1,215,440
Increase (decrease) in net assets
resulting from operations	5,784,982	18,918,270	25,133,509	6,266,831	13,278,624	5,219,550
Distributions to shareholders
From net investment income
Class 1	(175,288)	(463,414)	—	—	—	—
Class NAV	(7,159,084)	(19,110,091)	—	—	(1,034,704)	(86,672)
From net realized gain
Class 1	(49,141)	(3,746)	—	—	—	—
Class NAV	(2,118,343)	(140,598)	—	—	(3,992,892)	—
Total distributions	(9,501,856)	(19,717,849)	—	—	(5,027,596)	(86,672)
From Fund share transactions	141,267,802	702,596,985	20,541,821	234,324,408	19,716,408	119,963,560

Net assets

Beginning of period	701,797,406	—	240,591,239	—	125,096,438	—
End of period	$839,348,334	$701,797,406	$286,266,569	$240,591,239	$153,063,874	$125,096,438
Undistributed net investment income (loss)	($513,698)	$3,339,088	($453,966)	—	$281,209	$536,633

	Small Cap Opportunities		Small Company		Small Company Growth
	Six months ended	Period ended	Six months ended	Period ended	Six months ended	Period ended
Increase (decrease) in net assets	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[b]

From operations
Net investment income (loss)	$2,094,885	$2,160,847	($95,671)	($223,873)	($297,303)	($439,085)
Net realized gain (loss)	(2,787,324)	6,633,397	(1,253,200)	(349,401)	2,634,765	1,671,492
Change in net unrealized appreciation (depreciation)	21,830,932	15,182,294	11,959,360	1,321,814	7,407,055	4,880,900
Increase (decrease) in net assets
resulting from operations	21,138,493	23,976,538	10,610,489	748,540	9,744,517	6,113,307
Distributions to shareholders
From net investment income
Class 1	(419,296)	(48,845)	—	—	—	—
Class NAV	(2,899,008)	(462,991)	—	—	—	—
From net realized gain
Class 1	(861,596)	(3,697)	—	—	—	—
Class NAV	(5,905,883)	(33,252)	—	—	(1,393,929)	—
Total distributions	(10,085,783)	(548,785)	—	—	(1,393,929)	—
From Fund share transactions	12,711,158	223,703,772	6,579,275	92,677,026	6,695,134	67,787,488

Net assets

Beginning of period	247,131,525	—	93,425,566	—	73,900,795	—
End of period	$270,895,393	$247,131,525	$110,615,330	$93,425,566	$88,946,517	$73,900,795
Undistributed net investment income (loss)	$320,984	$1,544,403	($95,671)	—	($297,305)	($2)

a Period from 10-15-05 (commencement of operations) to 8-31-06.

b Period from 10-29-05 (commencement of operations) to 8-31-06.

The accompanying notes are an integral part of the financial statements. 49

John Hancock Funds II

Statements of Changes in Net Assets

	Small Company Value		Special Value		Spectrum Income
	Six months ended	Period ended	Six months ended	Period ended	Six months ended	Period ended
Increase (decrease) in net assets	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[b]

From operations
Net investment income (loss)	$714,656	$1,514,278	$472,180	$410,621	$18,473,726	$22,721,733
Net realized gain (loss)	11,792,016	2,995,867	3,122,227	910,254	4,596,690	637,457
Change in net unrealized appreciation (depreciation)	28,732,657	32,157,056	7,967,396	7,424,159	20,642,076	11,651,117
Increase (decrease) in net assets
resulting from operations	41,239,329	36,667,201	11,561,803	8,745,034	43,712,492	35,010,307
Distributions to shareholders
From net investment income
Class 1	(399,933)	(272,671)	(19,939)	(1,203)	—	—
Class NAV	(718,167)	(401,689)	(662,429)	(80,457)	(18,636,887)	(18,140,475)
From net realized gain
Class 1	(2,245,675)	—	(29,052)	—	—	—
Class NAV	(3,878,230)	—	(944,028)	—	(1,278,570)	—
Total distributions	(7,242,005)	(674,360)	(1,655,448)	(81,660)	(19,915,457)	(18,140,475)
From Fund share transactions	15,863,452	351,922,253	17,025,245	118,998,419	118,593,277	746,861,140

Net assets

Beginning of period	387,915,094	—	127,661,793	—	763,730,972	—
End of period	$437,775,870	$387,915,094	$154,593,393	$127,661,793	$906,121,284	$763,730,972
Undistributed net investment income (loss)	$442,617	$846,061	$82,507	$292,695	$6,260,809	$6,423,970

	Strategic Bond		Strategic Income		Total Bond Market
	Six months ended	Period ended	Six months ended	Period ended	Period ended
Increase (decrease) in net assets	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[c]	2-28-07[d] (Unaudited)

From operations
Net investment income (loss)	$9,060,091	$17,296,917	$7,543,121	$3,848,752	$813,746
Net realized gain (loss)	4,038,180	(4,887,393)	(2,962,601)	909,475	36,141
Change in net unrealized appreciation (depreciation)	3,603,282	2,577,393	3,243,670	(1,112,323)	298,246
Increase (decrease) in net assets
resulting from operations	16,701,553	14,986,917	7,824,190	3,645,904	1,148,133
Distributions to shareholders
From net investment income
Class 1	(1,200,543)	(1,747,753)	—	—	—
Class NAV	(8,064,057)	(13,039,773)	(6,478,132)	(2,008,968)	(432,832)
From net realized gain
Class 1	(38)	(10,065)	—	—	—
Class NAV	(254)	(114,768)	—	—	—
Total distributions	(9,264,892)	(14,912,359)	(6,478,132)	(2,008,968)	(432,832)
From Fund share transactions	48,002,427	311,694,682	54,757,778	279,456,497	52,495,607

Net assets

Beginning of period	311,769,240	—	281,093,433	—	—
End of period	$367,208,328	$311,769,240	$337,197,269	$281,093,433	$53,210,908
Undistributed net investment income (loss)	$2,911,668	$3,116,177	$4,820,029	$3,755,040	$380,914

a Period from 10-15-05 (commencement of operations) to 8-31-06.

b Period from 10-29-05 (commencement of operations) to 8-31-06.

c Period from 4-28-06 (commencement of operations) to 8-31-06.

d Period from 10-27-06 (commencement of operations) to 2-28-07.

The accompanying notes are an integral part of the financial statements. 50

John Hancock Funds II

Statements of Changes in Net Assets

	Total Return		U.S. Global Leaders Growth		U.S. Government Securities
	Six months ended	Period ended	Six months ended	Period ended	Six months ended	Period ended
Increase (decrease) in net assets	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[a]

From operations
Net investment income (loss)	$28,081,331	$35,083,437	$1,555,699	$1,799,216	$4,613,067	$6,188,465
Net realized gain (loss)	4,060,901	1,290,748	(4,232,687)	(5,771,575)	1,401,219	(1,000,906)
Change in net unrealized appreciation (depreciation)	6,800,346	468,988	29,645,530	(14,622,516)	1,038,900	629,379
Increase (decrease) in net assets
resulting from operations	38,942,578	36,843,173	26,968,542	(18,594,875)	7,053,186	5,816,938
Distributions to shareholders
From net investment income
Class 1	(2,575,937)	(2,773,005)	(122,004)	(10,881)	(982,147)	(1,060,319)
Class NAV	(24,857,862)	(24,067,715)	(2,499,659)	(198,525)	(4,028,387)	(3,604,130)
From net realized gain
Class 1	(265,340)	—	—	—	(59,567)	(15,290)
Class NAV	(2,548,022)	—	—	—	(250,357)	(44,735)
Total distributions	(30,247,161)	(26,840,720)	(2,621,663)	(209,406)	(5,320,458)	(4,724,474)
From Fund share transactions	186,434,389	1,149,272,239	66,821,668	495,818,107	19,492,744	202,472,305

Net assets

Beginning of period	1,159,274,692	—	477,013,826	—	203,564,769	—
End of period	$1,354,404,498	$1,159,274,692	$568,182,373	$477,013,826	$224,790,241	$203,564,769
Undistributed net investment income (loss)	$10,677,999	$10,021,670	$527,189	$1,593,153	$1,409,014	$1,806,481

	U.S. High Yield Bond		U.S. Multi Sector		Value
	Six months ended	Period ended	Six months ended	Period ended	Period ended
Increase (decrease) in net assets	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[b]	2-28-07[c] (Unaudited)

From operations
Net investment income (loss)	$11,765,793	$12,363,225	$7,452,681	$9,102,196	$18,587
Net realized gain (loss)	370,908	(96,841)	16,303,638	4,342,196	155,500
Change in net unrealized appreciation (depreciation)	9,104,996	(747,561)	65,426,523	26,125,188	255,262
Increase (decrease) in net assets
resulting from operations	21,241,697	11,518,823	89,182,842	39,569,580	429,349
Distributions to shareholders
From net investment income
Class 1	(87,721)	(38,635)	—	—	—
Class NAV	(11,573,272)	(9,044,306)	(12,350,979)	(1,421,127)	(7,330)
From net realized gain
Class 1	(104)	—	—	—	—
Class NAV	(12,238)	—	(6,470,404)	—	—
Total distributions	(11,673,335)	(9,082,941)	(18,821,383)	(1,421,127)	(7,330)
From Fund share transactions	50,240,686	287,577,645	190,641,915	1,188,817,440	6,137,097

Net assets

Beginning of period	290,013,527	—	1,226,965,893	—	—
End of period	$349,822,575	$290,013,527	$1,487,969,267	$1,226,965,893	$6,559,116
Undistributed net investment income (loss)	$3,929,638	$3,824,838	$2,766,278	$7,664,576	$11,257

a Period from 10-15-05 (commencement of operations) to 8-31-06.

b Period from 10-29-05 (commencement of operations) to 8-31-06.

c Period from 10-27-06 (commencement of operations) to 2-28-07.

The accompanying notes are an integral part of the financial statements. 51

John Hancock Funds II

Statements of Changes in Net Assets

	Value & Restucturing		Vista
	Six months ended	Period ended	Six months ended	Period ended
Increase (decrease) in net assets	2-28-07 (Unaudited)	8-31-06[a]	2-28-07 (Unaudited)	8-31-06[a]

From operations
Net investment income (loss)	$1,789,273	$2,346,697	($403,814)	($135,179)
Net realized gain (loss)	749,928	1,120,491	1,351,576	(4,143,358)
Change in net unrealized appreciation (depreciation)	33,241,871	9,209,793	13,133,714	10,751,445
Increase (decrease) in net assets
resulting from operations	35,781,072	12,676,981	14,081,476	6,472,908
Distributions to shareholders
From net investment income
Class NAV	(3,198,754)	(406,118)	—	—
From net realized gain
Class NAV	(1,103,470)	—	—	—
Total distributions	(4,302,224)	(406,118)	—	—
From Fund share transactions	32,038,869	284,223,844	13,219,649	116,136,795

Net assets

Beginning of period	296,494,707	—	122,609,703	—
End of period	$360,012,424	$296,494,707	$149,910,828	$122,609,703
Undistributed net investment income (loss)	$553,052	$1,962,533	($404,297)	($483)

a Period from 10-29-05 (commencement of operations) to 8-31-06.

The accompanying notes are an integral part of the financial statements. 52

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

Absolute Return

	Class A			Class B

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$10.42	$10.00		$10.40	$10.00
Net investment income (loss)[v]		0.16	0.10[h]		0.12	0.08[h]
Net realized and unrealized gain (loss)
on investments		0.59	0.32		0.61	0.32
Total from investment operations		0.75	0.42		0.73	0.40
Less distributions
From net investment income		(0.26)	—		(0.25)	—
From net realized gain		(0.03)	—		(0.03)	—
Total distributions		(0.29)	—		(0.28)	—
Net asset value, end of period		$10.88	$10.42		$10.85	$10.40
Total return (%)[k,l]		7.24[m]	4.20[m]		6.97[m]	4.00[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$1	$1		$1	$1
Ratio of net expenses
to average net assets (%)[q]		0.55[r]	0.55[r]		1.25[r]	1.25[r]
Ratio of gross expenses
to average net assets (%)[p,q]		1.54[r]	4.04[r]		2.24[r]	4.73[r]
Ratio of net investment income (loss)
to average net assets (%)[v]		2.09[r]	5.17[r]		2.28[r]	4.48[r]
Portfolio turnover (%)		6[m]	—[m]		6[m]	—[m]

	Class C			Class 1

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$10.40	$10.00		$10.42	$10.00
Net investment income (loss)[v]		0.12	0.08[h]		0.17	0.10[h]
Net realized and unrealized gain (loss)
on investments		0.61	0.32		0.60	0.32
Total from investment operations		0.73	0.40		0.77	0.42
Less distributions
From net investment income		(0.25)	—		(0.27)	—
From net realized gain		(0.03)	—		(0.03)	—
Total distributions		(0.28)	—		(0.30)	—
Net asset value, end of period		$10.85	$10.40		$10.89	$10.42
Total return (%)[k,l]		6.97[m]	4.00[m]		7.40[m]	4.20[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$1	$1		$1	$1
Ratio of net expenses
to average net assets (%)[q]		1.25[r]	1.25[r]		0.30[r]	0.30[r]
Ratio of gross expenses
to average net assets (%)[p,q]		2.24[r]	4.73[r]		1.29[r]	3.79[r]
Ratio of net investment income (loss)
to average net assets (%)[v]		2.28[r]	4.48[r]		3.23[r]	5.42[r]
Portfolio turnover (%)		6[m]	—[m]		6[m]	—[m]

a Class A, Class B, Class C and Class 1 shares began operations on 6-26-06.

b Unaudited.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the underlying funds in which the Fund invests.

r Annualized.

v Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

The accompanying notes are an integral part of the financial statements. 53

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

Active Bond

	Class 1			Class NAV

Period ended		2-28-07[c]	8-31-06[a]		2-28-07[c]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$9.60	$9.61		$9.60	$9.58
Net investment income (loss)[h]		0.23	0.36		0.24	0.35
Net realized and unrealized gain
(loss) on investments		0.15	(0.11)		0.13	(0.06)
Total from investment operations		0.38	0.25		0.37	0.29
Less distributions
From net investment income		(0.33)	(0.26)		(0.33)	(0.27)
From net realized gain		—[d]	—		—[d]	—
Total distributions		(0.33)	(0.26)		(0.33)	(0.27)
Net asset value, end of period		$9.65	$9.60		$9.64	$9.60
Total return (%)[k]		3.98[m]	2.68[m]		3.91[m]	3.09[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$35	$37		$467	$399
Ratio of net expenses
to average net assets (%)		0.73[r]	0.79[r]		0.68[r]	0.70[r]
Ratio of net investment income
(loss) to average net assets (%)		4.91[r]	4.27[r]		5.00[r]	4.30[r]
Portfolio turnover (%)		109[m]	406[m]		109[m]	406[m]

All Cap Core

	Class NAV

Period ended		2-28-07[c]	8-31-06[b]

Per share operating performance

Net asset value, beginning of period		$9.92	$10.00
Net investment income (loss)[h]		0.06	0.05
Net realized and unrealized gain
(loss) on investments		0.79	(0.13)
Total from investment operations		0.85	(0.08)
Less distributions
From net investment income		(0.03)	—
Total distributions		(0.03)	—
Net asset value, end of period		$10.74	$9.92
Total return (%)		8.62[k,m]	(0.80)[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$346	$284
Ratio of net expenses
to average net assets (%)		0.82[r]	0.84[r]
Ratio of net investment income
(loss) to average net assets (%)		1.22[r]	1.42[r]
Portfolio turnover (%)		103[m]	86[m]

a Class 1 and Class NAV shares began operations on 10-15-05 and 10-27-05, respectively.

b Class NAV shares began operations on 4-28-06.

c Unaudited. d Less than $0.01 per share.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

m Not annualized.

r Annualized.

The accompanying notes are an integral part of the financial statements. 54

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

All Cap Growth

	Class 1			Class NAV

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$16.43	$15.50		$16.45	$15.51
Net investment income (loss)[h]		—[d]	0.01		0.01	0.02
Net realized and unrealized gain
(loss) on investments		1.20	0.93		1.19	0.93
Total from investment operations		1.20	0.94		1.20	0.95
Less distributions
From net investment income		(0.01)	(0.01)		(0.01)	(0.01)
Total distributions		(0.01)	(0.01)		(0.01)	(0.01)
Net asset value, end of period		$17.62	$16.43		$17.64	$16.45
Total return (%)[k]		7.30[m]	6.05[m]		7.30[m]	6.11[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$32	$32		$150	$123
Ratio of net expenses
to average net assets (%)		0.97[r]	1.00[r]		0.92[r]	0.95[r]
Ratio of net investment income
(loss) to average net assets (%)		0.02[r]	0.08[r]		0.06[r]	0.14[r]
Portfolio turnover (%)		55[m]	106[m]		55[m]	106[m]

All Cap Value

	Class 1			Class NAV

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$15.84	$13.84		$15.80	$13.80
Net investment income (loss)[h]		0.08	0.11		0.08	0.12
Net realized and unrealized gain
(loss) on investments		0.95	1.91		0.97	1.91
Total from investment operations		1.03	2.02		1.05	2.03
Less distributions
From net investment income		(0.12)	(0.02)		(0.13)	(0.03)
From net realized gain		(0.42)	—		(0.42)	—
Total distributions		(0.54)	(0.02)		(0.55)	(0.03)
Net asset value, end of period		$16.33	$15.84		$16.30	$15.80
Total return (%)[k]		6.57[m]	14.64[l,m]		6.66[m]	14.69[l,m]
Ratios and supplemental data

Net assets, end of period (in millions)		$23	$21		$239	$195
Ratio of net expenses
to average net assets (%)		0.91[r]	0.94[r]		0.86[r]	0.89[r]
Ratio of net investment income
(loss) to average net assets (%)		0.97[r]	0.80[r]		1.03[r]	0.88[r]
Portfolio turnover (%)		25[m]	48[m]		25[m]	48[m]

a Class 1 and Class NAV shares began operations on 10-15-05.

b Unaudited. d Less than $0.01 per share.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l The Adviser/Subadviser voluntarily paid Class 1 and Class NAV $46,991 and $410,290, respectively, for a potential lost investment opportunity. Excluding these payments, the total return would have been 14.38% for Class 1 and 14.45% for Class NAV.

m Not annualized.

r Annualized.

The accompanying notes are an integral part of the financial statements. 55

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

Blue Chip Growth
	Class 1			Class NAV

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$17.82	$16.53		$17.80	$16.51
Net investment income (loss)[h]		0.03	0.08		0.03	0.09
Net realized and unrealized gain
(loss) on investments		1.51	1.22		1.51	1.22
Total from investment operations		1.54	1.30		1.54	1.31
Less distributions
From net investment income		(0.09)	(0.01)		(0.09)	(0.02)
Total distributions		(0.09)	(0.01)		(0.09)	(0.02)
Net asset value, end of period		$19.27	$17.82		$19.25	$17.80
Total return (%)[k,l]		8.64[m]	7.88[m]		8.66[m]	7.90[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$191	$185		$1,321	$1,088
Ratio of net expenses
to average net assets (%)		0.86[r]	0.88[r]		0.81[r]	0.83[r]
Ratio of gross expenses
to average net assets (%)[p]		0.89[r]	0.90[r]		0.84[r]	0.85[r]
Ratio of net investment income
(loss) to average net assets (%)		0.31[r]	0.51[r]		0.36[r]	0.58[r]
Portfolio turnover (%)		16[m]	28[m]		16[m]	28[m]

Capital Appreciation

	Class 1			Class NAV

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$9.44	$9.20		$9.45	$9.20
Net investment income (loss)[h]		—	0.01		0.01	0.01
Net realized and unrealized gain
(loss) on investments		0.86	0.23		0.85	0.24
Total from investment operations		0.86	0.24		0.86	0.25
Less distributions
From net investment income		(0.01)	—		(0.01)	—
Total distributions		(0.01)	—		(0.01)	—
Net asset value, end of period		$10.29	$9.44		$10.30	$9.45
Total return (%)		9.13[k,m]	2.61[m]		9.13[k,m]	2.72[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$66	$68		$479	$393
Ratio of net expenses
to average net assets (%)		0.81[r]	0.88[r]		0.76[r]	0.83[r]
Ratio of net investment income
(loss) to average net assets (%)		0.07[r]	0.10[r]		0.13[r]	0.15[r]
Portfolio turnover (%)		34[m]	57[m]		34[m]	57[m]

a Class 1 and Class NAV shares began operations on 10-15-05.

b Unaudited.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

r Annualized.

The accompanying notes are an integral part of the financial statements. 56

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

Core Bond
	Class 1			Class NAV

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$12.52	$12.51		$12.51	$12.50
Net investment income (loss)[h]		0.29	0.47		0.30	0.46
Net realized and unrealized gain
(loss) on investments		0.13	(0.12)		0.13	(0.11)
Total from investment operations		0.42	0.35		0.43	0.35
Less distributions
From net investment income		(0.29)	(0.34)		(0.30)	(0.34)
From net realized gain		—[d]	—		—[d]	—
Total distributions		(0.29)	(0.34)		(0.30)	(0.34)
Net asset value, end of period		$12.65	$12.52		$12.64	$12.51
Total return (%)[k]		3.44[m]	2.86[m]		3.48[m]	2.90[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$1	$1		$235	$197
Ratio of net expenses
to average net assets (%)		0.82[r]	0.88[r]		0.77[r]	0.83[r]
Ratio of net investment income
(loss) to average net assets (%)		4.72[r]	4.39[r]		4.76[r]	4.24[r]
Portfolio turnover (%)		170[m]	436[m]		170[m]	436[m]

Core Equity

	Class 1			Class NAV

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value,
beginning of period		$14.25	$13.76		$14.27	$13.77
Net investment income (loss)[h]		—[d]	(0.01)		0.01	—[d]
Net realized and unrealized gain
(loss) on investments		1.75	0.50		1.74	0.50
Total from investment operations		1.75	0.49		1.75	0.50
Less distributions
From net investment income		—[d]	—		—[d]	—
From net realized gain		(0.09)	—		(0.09)	—
Total distributions		(0.09)	—		(0.09)	—
Net asset value,
end of period		$15.91	$14.25		$15.93	$14.27
Total return (%)		12.27[k,m]	3.56[m]		12.27[k,m]	3.63[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$14	$12		$702	$584
Ratio of net expenses
to average net assets (%)		0.86[r]	0.88[r]		0.81[r]	0.83[r]
Ratio of net investment income
(loss) to average net assets (%)		0.01[r]	(0.04)[r]		0.06[r]	(0.01)[r]
Portfolio turnover (%)		6[m]	13[m]		6[m]	13[m]

a Class 1 and Class NAV shares began operations on 10-15-05.

b Unaudited.

d Less than $0.01 per share.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

m Not annualized.

r Annualized.

The accompanying notes are an integral part of the financial statements. 57

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

Emerging Growth

	Class 1			Class NAV

Period ended		2-28-07[c]	8-31-06[a]		2-28-07[c]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$18.34	$16.35		$18.34	$16.35
Net investment income (loss)[h]		0.01	(0.04)		0.01	(0.03)
Net realized and unrealized gain
(loss) on investments		1.78	2.03		1.78	2.02
Total from investment operations		1.79	1.99		1.79	1.99
Less distributions
From net investment income		(0.01)	—		(0.01)	—
From net realized gain		(3.34)	—		(3.34)	—
Total distributions		(3.35)	—		(3.35)	—
Net asset value, end of period		$16.78	$18.34		$16.78	$18.34
Total return (%)[k]		10.02[m]	12.17[m]		10.03[m]	12.17[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$125	$120		$61	$51
Ratio of net expenses
to average net assets (%)		0.94[r]	0.98[r]		0.89[r]	0.93[r]
Ratio of net investment income
(loss) to average net assets (%)		0.06[r]	(0.26)[r]		0.11[r]	(0.20)[r]
Portfolio turnover (%)		14[m]	206[m]		14[m]	206[m]

Emerging Small Company

		Class 1		Class NAV

Period ended		2-28-07[c]	8-31-06[b]		2-28-07[c]	8-31-06[b]

Per share operating performance

Net asset value, beginning of period		$28.97	$28.17		$28.97	$29.40
Net investment income (loss)[h]		(0.09)	(0.16)		(0.10)	(0.04)
Net realized and unrealized gain
(loss) on investments		2.59	0.96		2.61	(0.39)
Total from investment operations		2.50	0.80		2.51	(0.43)
Less distributions
From net realized gain		(2.99)	—		(2.99)	—
Total distributions		(2.99)	—		(2.99)	—
Net asset value, end of period		$28.48	$28.97		$28.49	$28.97
Total return (%)[l]		8.86[k,m]	2.84[m]		8.90[k,m]	(1.46)[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$48	$52		$1	—[n]
Ratio of net expenses
to average net assets (%)		1.08[r]	1.13[r]		1.06[r]	$1.08[r]
Ratio of gross expenses
to average net assets (%)[p]		1.27[r]	1.30[r]		1.26[r]	1.76[r]
Ratio of net investment income
(loss) to average net assets (%)		(0.64)[r]	(0.57)[r]		(0.71)[r]	(0.71)[r]
Portfolio turnover (%)		46[m]	207[m]		46[m]	207[m]

a Class 1 and Class NAV shares began operations on 10-15-05.

b Class 1 and Class NAV shares began operations on 10-15-05 and 6-26-06, respectively.

c Unaudited. h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

n Less than $500,000.

p Does not take into consideration expense reductions during the period shown.

r Annualized.

The accompanying notes are an integral part of the financial statements. 58

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

Equity-Income

	Class 1			Class NAV

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$18.13	$16.03		$18.11	$16.01
Net investment income (loss)[h]		0.16	0.26		0.16	0.27
Net realized and unrealized gain
(loss) on investments		1.73	1.90		1.73	1.89
Total from investment operations		1.89	2.16		1.89	2.16
Less distributions
From net investment income		(0.30)	(0.06)		(0.30)	(0.06)
From net realized gain		(0.86)	—		(0.86)	—
Total distributions		(1.16)	(0.06)		(1.16)	(0.06)
Net asset value, end of period		$18.86	$18.13		$18.84	$18.11
Total return (%)[k,l]		10.51[m]	13.52[m]		10.53[m]	13.54[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$203	$183		$652	$535
Ratio of net expenses
to average net assets (%)		0.87[r]	0.89[r]		0.82[r]	0.84[r]
Ratio of gross expenses
to average net assets (%)[p]		0.90[r]	0.90[r]		0.85[r]	0.85[r]
Ratio of net investment income
(loss) to average net assets (%)		1.66[r]	1.68[r]		1.71[r]	1.75[r]
Portfolio turnover (%)		9[m]	39[m]		9[m]	39[m]

Fundamental Value

	Class 1			Class NAV

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$15.86	$14.34		$15.83	$14.31
Net investment income (loss)[h]		0.06	0.13		0.07	0.13
Net realized and unrealized gain
(loss) on investments		1.30	1.42		1.30	1.42
Total from investment operations		1.36	1.55		1.37	1.55
Less distributions
From net investment income		(0.13)	(0.03)		(0.13)	(0.03)
From net realized gain		(0.21)	—		(0.21)	—
Total distributions		(0.34)	(0.03)		(0.34)	(0.03)
Net asset value, end of period		$16.88	$15.86		$16.86	$15.83
Total return (%)[k]		8.52[m]	10.83[m]		8.61[m]	10.87[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$80	$67		$848	$695
Ratio of net expenses
to average net assets (%)		0.85[r]	0.86[r]		0.80[r]	0.81[r]
Ratio of net investment income
(loss) to average net assets (%)		0.76[r]	0.93[r]		0.81[r]	1.00[r]
Portfolio turnover (%)		4[m]	8[m]		4[m]	8[m]

a Class 1 and Class NAV shares began operations on 10-15-05.

b Unaudited.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lowered had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during the periods shown.

r Annualized.

The accompanying notes are an integral part of the financial statements. 59

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

Global Bond

	Class 1			Class NAV

Period ended		2-28-07[c]	8-31-06[a]		2-28-07[c]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$14.83	$14.56		$14.79	$14.52
Net investment income (loss)[h]		0.28	0.44		0.28	0.45
Net realized and unrealized gain
(loss) on investments		(0.01)	(0.08)		—	(0.09)
Total from investment operations		0.27	0.36		0.28	0.36
Less distributions
From net investment income		(0.35)	(0.09)		(0.36)	(0.09)
From net realized gain		(0.16)	—		(0.16)	—
Total distributions		(0.51)	(0.09)		(0.52)	(0.09)
Net asset value, end of period		$14.59	$14.83		$14.55	$14.79
Total return (%)[k]		1.87[m]	2.46[m]		1.90[m]	2.48[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$37	$41		$659	$554
Ratio of net expense excluding
interest and fees on inverse floaters
to average net assets (%)		0.82[r]	—		0.77[r]	—
Ratio of interest and fees on inverse
floaters to average net assets (%)		—[d,e,r]	—		—[d,e,r]	—
Ratio of net expenses
to average net assets (%)		0.82[r]	0.84[r]		0.77[r]	0.79[r]
Ratio of net investment income
(loss) to average net assets (%)		3.78[r]	3.42[r]		3.85[r]	3.56[r]
Portfolio turnover (%)		127[m]	248[m]		127[m]	248[m]

Global Real Estate

	Class NAV

Period ended		2-28-07[c]	8-31-06[b]

Per share operating performance

Net asset value, beginning of period		$10.30	$10.00
Net investment income (loss)[h]		0.09	0.06
Net realized and unrealized gain
(loss) on investments		2.41	0.24
Total from investment operations		2.50	0.30
Less distributions
From net investment income		(0.45)	—
Total distributions		(0.45)	—
Net asset value, end of period		$12.35	$10.30
Total return (%)		24.59[k,m]	3.00[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$420	$355
Ratio of net expenses
to average net assets (%)		1.06[r]	1.09[r]
Ratio of net investment income
(loss) to average net assets (%)		1.53[r]	1.65[r]
Portfolio turnover (%)		50[m]	87[m]

a Class 1 and Class NAV shares began operations on 10-15-05.

b Class NAV shares began operations on 4-28-06.

c Unaudited.

d Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 2).

e Amount is less than 0.01% .

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

m Not annualized.

r Annualized.

The accompanying notes are an integral part of the financial statements. 60

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

High Income

	Class NAV

Period ended		2-28-07[c]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$9.87	$10.00
Net investment income (loss)[h]		0.34	0.23
Net realized and unrealized gain
(loss) on investments		1.34	(0.25)
Total from investment operations		1.68	(0.02)
Less distributions
From net investment income		(0.36)	(0.11)
From net realized gain		(0.02)	—
Total distributions		(0.38)	(0.11)
Net asset value, end of period		$11.17	$9.87
Total return (%)[k]		17.32[m]	(0.14)[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$347	$289
Ratio of net expenses
to average net assets (%)		0.74[r]	0.77[r]
Ratio of net investment income
(loss) to average net assets (%)		6.43[r]	6.73[r]
Portfolio turnover (%)		26[m]	76[m]

High Yield

	Class 1			Class NAV

Period ended		2-28-07[c]	8-31-06[b]		2-28-07[c]	8-31-06[b]

Per share operating performance

Net asset value, beginning of period		$10.12	$10.10		$10.08	$10.06
Net investment income (loss)[h]		0.37	0.65		0.37	0.66
Net realized and unrealized gain
(loss) on investments		0.42	(0.03)		0.41	(0.03)
Total from investment operations		0.79	0.62		0.78	0.63
Less distributions
From net investment income		(0.39)	(0.60)		(0.39)	(0.61)
From net realized gain		(0.06)	—		(0.06)	—
Total distributions		(0.45)	(0.60)		(0.45)	(0.61)
Net asset value, end of period		$10.46	$10.12		$10.41	$10.08
Total return (%)[k]		8.01[m]	6.41[m]		7.98[m]	6.49[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$50	$44		$1,374	$1,144
Ratio of net expenses
to average net assets (%)		0.76[r]	0.76[r]		0.71[r]	0.71[r]
Ratio of net investment income
(loss) to average net assets (%)		7.19[r]	7.22[r]		7.23[r]	7.36[r]
Portfolio turnover (%)		37[m]	83[m]		37[m]	83[m]

a Class NAV shares began operations on 4-28-06.

b Class 1 and Class NAV shares began operations on 10-15-05.

c Unaudited. h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

m Not annualized.

r Annualized.

The accompanying notes are an integral part of the financial statements. 61

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

Index 500

	Class NAV

Period ended			2-28-07[a,c]

Per share operating performance

Net asset value, beginning of period			$10.00
Net investment income (loss)[h]			0.08
Net realized and unrealized gain
(loss) on investments			0.19
Total from investment operations			0.27
Less distributions
From net investment income			(0.04)
Total distributions			(0.04)
Net asset value, end of period			$10.23
Total return (%)[k]			2.69[l,m]

Ratios and supplemental data

Net assets, end of period (in millions)			$38
Ratio of net expenses
to average net assets (%)			0.51[r]
Ratio of gross expenses to
average net assets (%)			0.64[p,r]
Ratio of net investment income
(loss) to average net assets (%)			2.23[r]
Portfolio turnover (%)			3[m]

International Equity Index

	Class NAV

Period ended		2-28-07[c]	8-31-06[b]

Per share operating performance

Net asset value, beginning of period		$18.97	$15.59
Net investment income (loss)[h]		0.10	0.41
Net realized and unrealized gain
(loss) on investments		2.19	3.17
Total from investment operations		2.29	3.58
Less distributions
From net investment income		(0.35)	(0.20)
From net realized gain		(0.22)	—
Total distributions		(0.57)	(0.20)
Net asset value, end of period		$20.69	$18.97
Total return (%)[k]		12.11[m]	23.16[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$380	$308
Ratio of net expenses
to average net assets (%)		0.56[r]	0.58[r]
Ratio of net investment income
(loss) to average net assets (%)		0.96[r]	2.78[r]
Portfolio turnover (%)		2[m]	11[m]

a Class NAV shares began operations on 10-27-06.

b Class NAV shares began operations on 10-29-05.

c Unaudited.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

p Does not take into consideration expense reductions during the priod shown.

m Not annualized.

r Annualized.

The accompanying notes are an integral part of the financial statements. 62

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

International Opportunities

	Class 1			Class NAV

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$16.13	$13.71		$16.16	$13.72
Net investment income (loss)[h]		(0.01)	0.11		—[d]	0.10
Net realized and unrealized gain
(loss) on investments		1.78	3.01		1.77	3.04
Total from investment operations		1.77	3.12		1.77	3.14
Less distributions
From net investment income		(0.05)	(0.70)		(0.05)	(0.70)
From net realized gain		(0.20)	—		(0.20)	—
Total distributions		(0.25)	(0.70)		(0.25)	(0.70)
Net asset value, end of period		$17.65	$16.13		$17.68	$16.16
Total return (%)[k]		10.98[m]	23.36[l,m]		10.97[m]	23.51[l,m]
Ratios and supplemental data

Net assets, end of period (in millions)		$19	$9		$668	$552
Ratio of net expenses
to average net assets (%)		1.02[r]	1.07[r]		0.97[r]	1.02[r]
Ratio of net investment income
(loss) to average net assets (%)		(0.09)[r]	0.78[r]		0.03[r]	0.73[r]
Portfolio turnover (%)		64[m]	99[m]		64[m]	99[m]

International Small Cap

	Class 1			Class NAV

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$20.95	$18.48		$20.95	$18.45
Net investment income (loss)[h]		0.03	0.27		0.03	0.25
Net realized and unrealized gain
(loss) on investments		3.60	2.24		3.59	2.29
Total from investment operations		3.63	2.51		3.62	2.54
Less distributions
From net investment income		(0.28)	(0.04)		(0.28)	(0.04)
From net realized gain		(2.86)	—		(2.86)	—
Total distributions		(3.14)	(0.04)		(3.14)	(0.04)
Net asset value, end of period		$21.44	$20.95		$21.43	$20.95
Total return (%)[k]		17.99[m]	13.58[m]		17.95[m]	13.80[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$52	$37		$437	$359
Ratio of net expenses
to average net assets (%)		1.18[r]	1.18[r]		1.13[r]	1.13[r]
Ratio of net investment income
(loss) to average net assets (%)		0.24[r]	1.55[r]		0.28[r]	1.43[r]
Portfolio turnover (%)		14[m]	89[m]		14[m]	89[m]

a Class 1 and Class NAV shares began operations on 10-15-05.

b Unaudited.

d Less than $0.01 per share.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l The Adviser/Subadviser voluntarily reimbursed Class 1 and Class NAV $11,316 and $3,937,220, respectively, for a potential lost investment opportunity. Excluding these reimbursements, the total return would have been 23.19% for Class 1 and 22.62% for Class NAV.

m Not annualized.

r Annualized.

The accompanying notes are an integral part of the financial statements. 63

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

International Small Company

	Class NAV

Period ended		2-28-07[c]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$9.33	$10.00
Net investment income (loss)[h]		0.02	0.04
Net realized and unrealized gain
(loss) on investments		1.61	(0.71)
Total from investment operations		1.63	(0.67)
Less distributions
From net investment income		(0.06)	—
Total distributions		(0.06)	—
Net asset value, end of period		$10.90	$9.33
Total return (%)		17.51[k,m]	(6.70)[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$272	$221
Ratio of net expenses
to average net assets (%)		1.11[r]	1.14[r]
Ratio of net investment income
(loss) to average net assets (%)		0.36[r]	1.37[r]
Portfolio turnover (%)		9[m]	57[m]

International Value

	Class 1			Class NAV

Period ended		2-28-07[c]	8-31-06[b]		2-28-07[c]	8-31-06[b]

Per share operating performance

Net asset value, beginning of period		$17.91	$15.20		$17.88	$15.16
Net investment income (loss)[h]		0.04	0.46		0.04	0.47
Net realized and unrealized gain
(loss) on investments		2.18	2.30		2.17	2.30
Total from investment operations		2.22	2.76		2.21	2.77
Less distributions
From net investment income		(0.46)	(0.05)		(0.46)	(0.05)
From net realized gain		(1.10)	—		(1.10)	—
Total distributions		(1.56)	(0.05)		(1.56)	(0.05)
Net asset value, end of period		$18.57	$17.91		$18.53	$17.88
Total return (%)[k,l]		12.43[m]	18.22[m]		12.40[m]	18.35[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$153	$134		$1,007	$836
Ratio of net expenses
to average net assets (%)		0.97[r]	0.99[r]		0.92[r]	0.94[r]
Ratio of gross expenses
to average net assets (%)[p]		0.99[r]	1.01[r]		0.94[r]	0.96[r]
Ratio of net investment income
(loss) to average net assets (%)		0.42[r]	3.17[r]		0.47[r]	3.21[r]
Portfolio turnover (%)		12[m]	59[m]		12[m]	59[m]

a Class NAV shares began operations on 4-28-06.

b Class 1 and Class NAV shares began operations on 10-15-05.

c Unaudited. h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

r Annualized.

The accompanying notes are an integral part of the financial statements. 64

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

Investment Quality Bond

	Class 1			Class NAV

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$11.76	$11.84		$11.75	$11.83
Net investment income (loss)[h]		0.26	0.46		0.26	0.46
Net realized and unrealized gain
(loss) on investments		0.15	(0.16)		0.16	(0.16)
Total from investment operations		0.41	0.30		0.42	0.30
Less distributions
From net investment income		(0.29)	(0.38)		(0.30)	(0.38)
From net realized gain		—[d]	—		—[d]	—
Total distributions		(0.29)	(0.38)		(0.30)	(0.38)
Net asset value, end of period		$11.88	$11.76		$11.87	$11.75
Total return (%)[k]		3.58[m]	2.64[m]		3.62[m]	2.68[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$38	$35		$108	$93
Ratio of net expenses
to average net assets (%)		0.80[r]	0.84[r]		0.75[r]	0.79[r]
Ratio of net investment income
(loss) to average net assets (%)		4.46[r]	4.42[r]		4.52[r]	4.51[r]
Portfolio turnover (%)		14[m]	35[m]		14[m]	35[m]

Large Cap

	Class 1			Class NAV

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$14.67	$13.26		$14.67	$13.26
Net investment income (loss)[h]		0.08	0.11		0.09	0.12
Net realized and unrealized gain
(loss) on investments		1.37	1.31		1.36	1.31
Total from investment operations		1.45	1.42		1.45	1.43
Less distributions
From net investment income		(0.13)	(0.01)		(0.13)	(0.02)
From net realized gain		(0.39)	—		(0.39)	—
Total distributions		(0.52)	(0.01)		(0.52)	(0.02)
Net asset value, end of period		$15.60	$14.67		$15.60	$14.67
Total return (%)[k]		9.92[m]	10.73[m]		9.93[m]	10.79[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$3	$2		$234	$192
Ratio of net expenses
to average net assets (%)		0.84[r]	0.93[r]		0.79[r]	0.88[r]
Ratio of net investment income
(loss) to average net assets (%)		1.08[r]	0.86[r]		1.12[r]	0.95[r]
Portfolio turnover (%)		15[m]	24[m]		15[m]	24[m]

a Class 1 and Class NAV shares began operations on 10-15-05.

b Unaudited.

d Less than $0.01 per share.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

m Not annualized.

r Annualized.

The accompanying notes are an integral part of the financial statements. 65

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

Large Cap Value

	Class 1			Class NAV

Period ended		2-28-07[c]	8-31-06[a]		2-28-07[c]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$22.97	$20.31		$23.01	$20.33
Net investment income (loss)[h]		0.13	0.23		0.14	0.17
Net realized and unrealized gain
(loss) on investments		2.11	2.48		2.10	2.56
Total from investment operations		2.24	2.71		2.24	2.73
Less distributions
From net investment income		(0.14)	(0.05)		(0.14)	(0.05)
Total distributions		(0.14)	(0.05)		(0.14)	(0.05)
Net asset value, end of period		$25.07	$22.97		$25.11	$23.01
Total return (%)[k]		9.76[m]	13.33[m]		9.75[m]	13.43[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$128	$105		$373	$234
Ratio of net expenses
to average net assets (%)		0.89[r]	0.98[r]		0.84[r]	0.89[r]
Ratio of net investment income
(loss) to average net assets (%)		1.07[r]	1.24[r]		1.12[r]	0.89[r]
Portfolio turnover (%)		29[m,x]	54[m]		29[m,x]	54[m]

Mid Cap Index

	Class NAV

Period ended		2-28-07[c]	8-31-06[b]

Per share operating performance

Net asset value, beginning of period		$18.37	$16.85
Net investment income (loss)[h]		0.14	0.17
Net realized and unrealized gain
(loss) on investments		2.11	1.38
Total from investment operations		2.25	1.55
Less distributions
From net investment income		(0.08)	(0.03)
From net realized gain		(0.03)	—
Total distributions		(0.11)	(0.03)
Net asset value, end of period		$20.51	$18.37
Total return (%)[k,l]		12.26[m]	9.20[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$570	$172
Ratio of net expenses
to average net assets (%)		0.49[r]	0.56[r]
Ratio of gross expenses
to average net assets (%)[p]		0.49[r]	0.56[r]
Ratio of net investment income
(loss) to average net assets (%)		1.39[r]	1.14[r]
Portfolio turnover (%)		6[m,x]	10[m]

a Class 1 and Class NAV shares began operations on 10-15-05.

b Class NAV shares began operations on 10-29-05.

c Unaudited.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

r Annualized.

x Excludes merger activity.

The accompanying notes are an integral part of the financial statements. 66

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

Mid Cap Stock

	Class 1			Class NAV

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$15.81	$13.86		$15.83	$13.87
Net investment income (loss)[h]		0.04	(0.04)		0.04	(0.04)
Net realized and unrealized gain
(loss) on investments		1.94	2.01		1.94	2.02
Total from investment operations		1.98	1.97		1.98	1.98
Less distributions
From net investment income		(0.06)	—		(0.06)	—[d]
From net realized gain		(0.74)	(0.02)		(0.74)	(0.02)
Total distributions		(0.80)	(0.02)		(0.80)	(0.02)
Net asset value, end of period		$16.99	$15.81		$17.01	$15.83
Total return (%)[k]		12.59[m]	14.20[l,m]		12.58[m]	14.27[l,m]
Ratios and supplemental data

Net assets, end of period (in millions)		$119	$107		$234	$194
Ratio of net expenses
to average net assets (%)		0.94[r]	0.96[r]		0.89[r]	0.91[r]
Ratio of net investment income
(loss) to average net assets (%)		0.50[r]	(0.30)[r]		0.53[r]	(0.26)[r]
Portfolio turnover (%)		62[m]	104[m]		62[m]	104[m]

Mid Cap Value

	Class 1			Class NAV

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$18.87	$17.65		$18.86	$17.63
Net investment income (loss)[h]		0.06	0.11		0.06	0.12
Net realized and unrealized gain
(loss) on investments		2.83	1.15		2.84	1.15
Total from investment operations		2.89	1.26		2.90	1.27
Less distributions
From net investment income		(0.14)	(0.03)		(0.15)	(0.03)
From net realized gain		(0.79)	(0.01)		(0.79)	(0.01)
Total distributions		(0.93)	(0.04)		(0.94)	(0.04)
Net asset value, end of period		$20.83	$18.87		$20.82	$18.86
Total return (%)[k]		15.54[m]	7.11[m]		15.56[m]	7.18[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$106	$93		$61	$50
Ratio of net expenses
to average net assets (%)		0.99[r]	0.97[r]		0.94[r]	0.92[r]
Ratio of net investment income
(loss) to average net assets (%)		0.58[r]	0.63[r]		0.63[r]	0.70[r]
Portfolio turnover (%)		16[m]	74[m]		16[m]	74[m]

a Class 1 and Class NAV shares began operations on 10-15-05.

b Unaudited. d Less than $0.01 per share.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l The Adviser/Subadviser voluntarily reimbursed Class 1 and Class NAV $510,149 and $847,342, respectively, for a potential lost investment opportunity. Excluding these reimbursements, the total return would have been 13.67% for Class 1 and 13.77% for Class NAV.

m Not annualized.

r Annualized.

The accompanying notes are an integral part of the financial statements. 67

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

Mid Cap Value Equity

	Class NAV

Period ended		2-28-07[c]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$9.65	$10.00
Net investment income (loss)[h]		0.05	0.03
Net realized and unrealized gain
(loss) on investments		1.06	(0.38)
Total from investment operations		1.11	(0.35)
Less distributions
From net investment income		(0.06)	—
Total distributions		(0.06)	—
Net asset value, end of period		$10.70	$9.65
Total return (%)[k]		11.49[m]	(3.50)[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$119	$98
Ratio of net expenses
to average net assets (%)		0.97[r]	1.02[r]
Ratio of net investment income
(loss) to average net assets (%)		0.97[r]	0.79[r]
Portfolio turnover (%)		15[m]	24[m]

Natural Resources

	Class 1			Class NAV

Period ended		2-28-07[c]	8-31-06[b]		2-28-07[c]	8-31-06[b]

Per share operating performance

Net asset value, beginning of period		$35.71	$28.70		$35.60	$28.60
Net investment income (loss)[h]		0.10	0.34		0.11	0.33
Net realized and unrealized gain
(loss) on investments		2.01	6.70		2.01	6.71
Total from investment operations		2.11	7.04		2.12	7.04
Less distributions
From net investment income		(0.34)	(0.03)		(0.35)	(0.04)
From net realized gain		(1.59)	—		(1.59)	—
Total distributions		(1.93)	(0.03)		(1.94)	(0.04)
Net asset value, end of period		$35.89	$35.71		$35.78	$35.60
Total return (%)[k]		5.99[m]	24.55[m]		6.02[m]	24.62[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$75	$81		$844	$692
Ratio of net expenses
to average net assets (%)		1.10[r]	1.12[r]		1.05[r]	1.07[r]
Ratio of net investment income
(loss) to average net assets (%)		0.57[r]	1.13[r]		0.61[r]	1.11[r]
Portfolio turnover (%)		25[m]	71[m]		25[m]	71[m]

a Class NAV shares began operations on 4-28-06.

b Class 1 and Class NAV shares began operations on 10-15-05.

c Unaudited.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

m Not annualized.

r Annualized.

The accompanying notes are an integral part of the financial statements. 68

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

Quantitative All Cap

	Class A			Class B

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$10.11	$10.00		$10.11	$10.00
Net investment income (loss)[h]		0.03	0.02		(0.01)	0.01
Net realized and unrealized gain
(loss) on investments		1.11	0.09		1.10	0.10
Total from investment operations		1.14	0.11		1.09	0.11
Less distributions
From net investment income		(0.05)	—		(0.01)	—
From net realized gain		(0.01)	—		(0.01)	—
Total distributions		(0.06)	—		(0.02)	—
Net asset value, end of period		$11.19	$10.11		$11.18	$10.11
Total return (%)[k,l]		11.29[m]	1.10[m]		10.83[m]	1.10[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$1	$1		$1	$1
Ratio of net expenses
to average net assets (%)		1.10[r]	1.07[r]		1.80[r]	1.75[r]
Ratio of gross expenses
to average net assets (%)[p]		1.67[r]	5.94[r]		2.37[r]	6.63[r]
Ratio of net investment income (loss)
to average net assets (%)		0.55[r]	1.70[r]		(0.15)[r]	1.02[r]
Portfolio turnover (%)		55[m]	21[m]		55[m]	21[m]

	Class C			Class I

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$10.11	$10.00		$10.12	$10.00
Net investment income (loss)[h]		(0.01)	0.01		0.05	0.02
Net realized and unrealized gain
(loss) on investments		1.10	0.10		1.10	0.10
Total from investment operations		1.09	0.11		1.15	0.12
Less distributions
From net investment income		(0.01)	—		(0.06)	—
From net realized gain		(0.01)	—		(0.01)	—
Total distributions		(0.02)	—		(0.07)	—
Net asset value, end of period		$11.18	$10.11		$11.20	$10.12
Total return (%)[k,l]		10.83[m]	1.10[m]		11.43[m]	1.20[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$1	$1		$1	$1
Ratio of net expenses
to average net assets (%)		1.80[r]	1.75[r]		0.80[r]	0.78[r]
Ratio of gross expenses
to average net assets (%)[p]		2.37[r]	6.63[r]		1.37[r]	5.66[r]
Ratio of net investment income
(loss) to average net assets (%)		(0.14)[r]	1.02[r]		0.86[r]	1.99[r]
Portfolio turnover (%)		55[m]	21[m]		55[m]	21[m]

a Class A, Class B, Class C and Class I shares began operations on 7-28-06.

b Unaudited.

h Based on the average of the shares outstanding.

k Assumed dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during the periods shown.

r Annualized.

The accompanying notes are an integral part of the financial statements. 69

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

Quantitative Mid Cap

	Class 1			Class NAV

Period ended		2-28-07[c]	8-31-06[a]		2-28-07[c]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$14.32	$13.55		$14.32	$13.71
Net investment income (loss)[h]		0.02	0.02		0.02	0.03
Net realized and unrealized gain
(loss) on investments		1.34	0.76		1.34	0.59
Total from investment operations		1.36	0.78		1.36	0.62
Less distributions
From net investment income		(0.03)	—[d]		(0.03)	—[d]
From net realized gain		—[d]	(0.01)		—[d]	(0.01)
Total distributions		(0.03)	(0.01)		(0.03)	(0.01)
Net asset value, end of period		$15.65	$14.32		$15.65	$14.32
Total return (%)[k]		9.50[m]	5.74[m]		9.51[m]	4.51[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$131	$133		$61	$50
Ratio of net expenses
to average net assets (%)		0.86[r]	0.85[r]		0.81[r]	0.80[r]
Ratio of net investment income
(loss) to average net assets (%)		0.26[r]	0.12[r]		0.32[r]	0.20[r]
Portfolio turnover (%)		142[m]	119[m]		142[m]	119[m]

Quantitative Value

	Class 1			Class NAV

Period ended		2-28-07[c]	8-31-06[b]		2-28-07[c]	8-31-06[b]

Per share operating performance

Net asset value, beginning of period		$16.56	$14.09		$16.56	$14.09
Net investment income (loss)[h]		0.14	0.22		0.15	0.24
Net realized and unrealized gain
(loss) on investments		1.58	2.31		1.57	2.29
Total from investment operations		1.72	2.53		1.72	2.53
Less distributions
From net investment income		(0.20)	(0.06)		(0.20)	(0.06)
From net realized gain		(0.80)	—[d]		(0.80)	—[d]
Total distributions		(1.00)	(0.06)		(1.00)	(0.06)
Net asset value, end of period		$17.28	$16.56		$17.28	$16.56
Total return (%)[k]		10.40[m]	17.98[m]		10.41[m]	17.98[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$113	$96		$527	$362
Ratio of net expenses
to average net assets (%)		0.75[r]	0.79[r]		0.70[r]	0.74[r]
Ratio of net investment income
(loss) to average net assets (%)		1.66[r]	1.62[r]		1.73[r]	1.73[r]
Portfolio turnover (%)		70[m]	127[m]		70[m]	127[m]

a Class 1 and Class NAV shares began operations on 10-15-05 and 10-27-05, respectively.

b Class 1 and Class NAV shares began operations on 10-15-05.

c Unaudited.

d Less than $0.01 per share.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

m Not annualized.

r Annualized.

The accompanying notes are an integral part of the financial statements. 70

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

Real Estate Equity

	Class NAV

Period ended		2-28-07[c]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$10.99	$10.00
Net investment income (loss)[h]		0.18	0.08
Net realized and unrealized gain
(loss) on investments		1.65	0.91
Total from investment operations		1.83	0.99
Less distributions
From net investment income		(0.17)	—
From net realized gain		(0.16)	—
Total distributions		(0.33)	—
Net asset value, end of period		$12.49	$10.99
Total return (%)[l]		16.91[m]	9.90[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$264	$275
Ratio of net expenses
to average net assets (%)		0.87[r]	0.90[r]
Ratio of gross expenses
to average net assets (%)[p]		0.90[r]	0.92[r]
Ratio of net investment income
(loss) to average net assets (%)		3.11[r]	2.29[r]
Portfolio turnover (%)		23[m]	50[m]

Real Estate Securities

	Class 1

Period ended		2-28-07[c]	8-31-06[b]

Per share operating performance

Net asset value, beginning of period		$29.94	$23.03
Net investment income (loss)[h]		0.36	0.64
Net realized and unrealized gain
(loss) on investments		4.34	6.46
Total from investment operations		4.70	7.10
Less distributions
From net investment income		(0.93)	(0.16)
From net realized gain		(13.23)	(0.03)
Total distributions		(14.16)	(0.19)
Net asset value, end of period		$20.48	$29.94
Total return (%)[k]		20.00[m]	30.96[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$231	$171
Ratio of net expenses
to average net assets (%)		0.86[r]	0.82[r]
Ratio of net investment income
(loss) to average net assets (%)		2.79[r]	2.76[r]
Portfolio turnover (%)		38[m]	199[m]
a Class NAV shares began operations on 4-28-06.

b Class 1 shares began operations on 10-15-05.

c Unaudited.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

r Annualized.

The accompanying notes are an integral part of the financial statements. 71

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

Real Return Bond
	Class 1			Class NAV

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$13.41	$13.52		$13.32	$13.43
Net investment income (loss)[h]		0.06	0.53		0.06	0.55
Net realized and unrealized gain
(loss) on investments		0.01	(0.24)		0.01	(0.26)
Total from investment operations		0.07	0.29		0.07	0.29
Less distributions
From net investment income		(0.13)	(0.40)		(0.14)	(0.40)
From net realized gain		(0.04)	—[d]		(0.04)	—[d]
Total distributions		(0.17)	(0.40)		(0.18)	(0.40)
Net asset value, end of period		$13.31	$13.41		$13.21	$13.32
Total return (%)[k]		0.53[m]	2.27[m]		0.47[m]	2.32[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$18	$17		$821	$684
Ratio of net expenses
to average net assets (%)		0.79[r]	0.80[r]		0.74[r]	0.75[r]
Ratio of net investment income
(loss) to average net assets (%)		0.86[r]	4.52[r]		0.91[r]	4.75[r]
Portfolio turnover (%)		124[m]	216[m]		124[m]	216[m]

Small Cap

	Class 1			Class NAV

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$14.02	$13.60		$14.04	$13.61
Net investment income (loss)[h]		(0.03)	(0.03)		(0.03)	(0.03)
Net realized and unrealized gain
(loss) on investments		1.49	0.45		1.50	0.46
Total from investment operations		1.46	0.42		1.47	0.43
Net asset value, end of period		$15.48	$14.02		$15.51	$14.04
Total return (%)		10.41[m]	3.09[m]		10.47[m]	3.16[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$1	$1		$285	$240
Ratio of net expenses
to average net assets (%)		0.94[r]	0.96[r]		0.89[r]	0.91[r]
Ratio of net investment income
(loss) to average net assets (%)		(0.38)[r]	(0.27)[r]		(0.34)[r]	(0.27)[r]
Portfolio turnover (%)		38[m]	53[m]		38[m]	53[m]

a Class 1 and Class NAV shares began operations on 10-15-05.

b Unaudited.

d Less than $0.01 per share.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

m Not annualized.

r Annualized.

The accompanying notes are an integral part of the financial statements. 72

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

Small Cap Index

	Class NAV

Period ended		2-28-07[c]	8-31-06[b]

Per share operating performance

Net asset value, beginning of period		$15.95	$14.05
Net investment income (loss)[h]		0.09	0.12
Net realized and unrealized gain
(loss) on investments		1.57	1.80
Total from investment operations		1.66	1.92
Less distributions
From net investment income		(0.13)	(0.02)
From net realized gain		(0.49)	—
Total distributions		(0.62)	(0.02)
Net asset value, end of period		$16.99	$15.95
Total return (%)[k]		10.44[m]	13.69[l,m]
Ratios and supplemental data

Net assets, end of period (in millions)		$153	$125
Ratio of net expenses
to average net assets (%)		0.54[r]	0.56[r]
Ratio of gross expenses
to average net assets (%)		0.54[r]	0.58[p,r]
Ratio of net investment income
(loss) to average net assets (%)		1.13[r]	0.92[r]
Portfolio turnover (%)		6[m]	40[m]

Small Cap Opportunities

	Class 1			Class NAV

Period ended		2-28-07[c]	8-31-06[b]		2-28-07[c]	8-31-06[b]

Per share operating performance

Net asset value, beginning of period		$23.24	$21.36		$23.14	$21.26
Net investment income (loss)[h]		0.19	0.21		0.19	0.22
Net realized and unrealized gain
(loss) on investments		1.78	1.72		1.78	1.71
Total from investment operations		1.97	1.93		1.97	1.93
Less distributions
From net investment income		(0.31)	(0.05)		(0.31)	(0.05)
From net realized gain		(0.63)	—[d]		(0.63)	—[d]
Total distributions		(0.94)	(0.05)		(0.94)	(0.05)
Net asset value, end of period		$24.27	$23.24		$24.17	$23.14
Total return (%)[k]		8.51[m]	9.04[m]		8.56[m]	9.09[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$36	$30		$235	$217
Ratio of net expenses
to average net assets (%)		1.09[r]	1.10[r]		1.04[r]	1.05[r]
Ratio of net investment income
(loss) to average net assets (%)		1.55[r]	1.01[r]		1.61[r]	1.05[r]
Portfolio turnover (%)		23[m]	59[m]		23[m]	59[m]

a Class NAV shares began operations on 10-29-05.

b Class 1 and Class NAV shares began operations on 10-15-05.

c Unaudited.

d Less than $0.01 per share.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

r Annualized.

The accompanying notes are an integral part of the financial statements. 73

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

Small Company

	Class 1			Class NAV

Period ended		2-28-07[c]	8-31-06[a]		2-28-07[c]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$15.42	$15.15		$15.44	$15.16
Net investment income (loss)[h]		(0.02)	(0.06)		(0.02)	(0.04)
Net realized and unrealized gain
(loss) on investments		1.71	0.33		1.72	0.32
Total from investment operations		1.69	0.27		1.70	0.28
Net asset value, end of period		$17.11	$15.42		$17.14	$15.44
Total return (%)		10.96[m]	1.78[m]		11.01[m]	1.85[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$6	$6		$105	$87
Ratio of net expenses
to average net assets (%)		1.28[r]	1.34[r]		1.23[r]	1.29[r]
Ratio of net investment income
(loss) to average net assets (%)		(0.24)[r]	(0.40)[r]		(0.18)[r]	(0.31)[r]
Portfolio turnover (%)		63[m]	110[m]		63[m]	110[m]

Small Company Growth

Class NAV
Period ended		2-28-07[c]	8-31-06[b]

Per share operating performance

Net asset value, beginning of period		$11.09	$10.00
Net investment income (loss)[h]		(0.04)	(0.08)
Net realized and unrealized gain
(loss) on investments		1.46	1.17
Total from investment operations		1.42	1.09
Less distributions
From net realized gain		(0.20)	—
Total distributions		(0.20)	—
Net asset value, end of period		$12.31	$11.09
Total return (%)		12.89[k,m]	10.90[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$89	$74
Ratio net of expenses
to average net assets (%)		1.12[r]	1.16[r]
Ratio of net investment income
(loss) to average net assets (%)		(0.73)[r]	(0.83)[r]
Portfolio turnover (%)		23[m]	49[m]

a Class 1 and Class NAV shares began operations on 10-15-05.

b Class NAV shares began operations on 10-29-05.

c Unaudited.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

m Not annualized.

r Annualized.

The accompanying notes are an integral part of the financial statements. 74

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

Small Company Value

	Class 1			Class NAV

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$23.66	$21.09		$23.63	$21.06
Net investment income (loss)[h]		0.04	0.10		0.04	0.11
Net realized and unrealized gain
(loss) on investments		2.45	2.52		2.45	2.51
Total from investment operations		2.49	2.62		2.49	2.62
Less distributions
From net investment income		(0.07)	(0.05)		(0.07)	(0.05)
From net realized gain		(0.37)	—		(0.37)	—
Total distributions		(0.44)	(0.05)		(0.44)	(0.05)
Net asset value, end of period		$25.71	$23.66		$25.68	$23.63
Total return (%)[k,l]		10.55[m]	12.41[m]		10.57[m]	12.44[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$151	$149		$287	$239
Ratio of net expenses
to average net assets (%)		1.07[r]	1.10[r]		1.02[r]	1.05[r]
Ratio of gross expenses
to average net assets (%)[p]		1.11[r]	1.12[r]		1.06[r]	1.07[r]
Ratio of net investment income
(loss) to average net assets (%)		0.32[r]	0.46[r]		0.36[r]	0.53[r]
Portfolio turnover (%)		11[m]	12[m]		11[m]	12[m]

Special Value

	Class 1			Class NAV

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$20.50	$18.66		$20.52	$18.66
Net investment income (loss)[h]		0.07	0.06		0.07	0.08
Net realized and unrealized gain
(loss) on investments		1.70	1.79		1.70	1.80
Total from investment operations		1.77	1.85		1.77	1.88
Less distributions
From net investment income		(0.10)	(0.01)		(0.10)	(0.02)
From net realized gain		(0.15)	—		(0.15)	—
Total distributions		(0.25)	(0.01)		(0.25)	(0.02)
Net asset value, end of period		$22.02	$20.50		$22.04	$20.52
Total return (%)[k]		8.64[m,t]	9.91[m]		8.65[m,t]	10.06[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$5	$4		$150	$124
Ratio of net expenses
to average net assets (%)		1.06[r]	1.12[r]		1.01[r]	1.07[r]
Ratio of net investment income
(loss) to average net assets (%)		0.62[r]	0.35[r]		0.68[r]	0.44[r]
Portfolio turnover (%)		32[m]	26[m]		32[m]	26[m]

a Class 1 and Class NAV shares began operations on 10-15-05.

b Unaudited.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

r Annualized.

t In 2006, the Adviser fully reimbursed the portfolio for a loss due to a compliance error. Excluding this reimbursement total return would have been reduced by 0.09% for Class 1 and 0.10% for Class NAV.

The accompanying notes are an integral part of the financial statements. 75

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

Spectrum Income

	Class NAV

Period ended		2-28-07[c]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$10.27	$10.00
Net investment income (loss)[h]		0.23	0.35
Net realized and unrealized gain
(loss) on investments		0.33	0.19
Total from investment operations		0.56	0.54
Less distributions
From net investment income		(0.24)	(0.27)
From net realized gain		(0.02)	—
Total distributions		(0.26)	(0.27)
Net asset value, end of period		$10.57	$10.27
Total return (%)[k,l]		5.44[m]	5.47[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$906	$764
Ratio of net expenses
to average net assets (%)		0.85[r]	0.93[r]
Ratio of gross expenses
to average net assets (%)[p]		0.88[r]	0.94[r]
Ratio of net investment income
(loss) to average net assets (%)		4.45[r]	4.15[r]
Portfolio turnover (%)		32[m]	123[m]

Strategic Bond

	Class 1			Class NAV

Period ended		2-28-07[c]	8-31-06[b]		2-28-07[c]	8-31-06[b]

Per share operating performance

Net asset value, beginning of period		$11.79	$11.85		$11.77	$11.83
Net investment income (loss)[h]		0.31	0.51		0.32	0.51
Net realized and unrealized gain
(loss) on investments		0.29	(0.04)		0.27	(0.04)
Total from investment operations		0.60	0.47		0.59	0.47
Less distributions
From net investment income		(0.33)	(0.53)		(0.33)	(0.53)
From net realized gain		—[d]	—[d]		—[d]	—[d]
Total distributions		(0.33)	(0.53)		(0.33)	(0.53)
Net asset value, end of period		$12.06	$11.79		$12.03	$11.77
Total return (%)[k]		5.13[m]	4.18[m]		5.09[m]	4.22[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$42	$42		$325	$270
Ratio of net expenses
to average net assets (%)		0.83[r]	0.82[r]		0.78[r]	0.77[r]
Ratio of net investment income
(loss) to average net assets (%)		5.32[r]	4.88[r]		5.38[r]	4.88[r]
Portfolio turnover (%)		54[m]	192[m]		54[m]	192[m]

a Class NAV shares began operations on 10-29-05.

b Class 1 and Class NAV shares began operations on 10-15-05.

c Unaudited.

d Less than $0.01 per share.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

r Annualized.

The accompanying notes are an integral part of the financial statements. 76

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

Strategic Income

	Class NAV

Period ended		2-28-07[c]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$10.06	$10.00
Net investment income (loss)[h]		0.24	0.14
Net realized and unrealized gain
(loss) on investments		(0.16)	(0.01)
Total from investment operations		0.08	0.13
Less distributions
From net investment income		(0.06)	(0.07)
Total distributions		(0.06)	(0.07)
Net asset value, end of period		$10.08	$10.06
Total return (%)[k]		2.44[m]	1.37[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$337	$281
Ratio of net expenses
to average net assets (%)		0.80[r]	0.86[r]
Ratio of net investment income
(loss) to average net assets (%)		4.93[r]	4.18[r]
Portfolio turnover (%)		51[m]	65[m]

Total Bond Market

	Class NAV

Period ended		2-28-07[b,c]

Per share operating performance

Net asset value, beginning of period		$10.00
Net investment income (loss)[h]		0.16
Net realized and unrealized gain
(loss) on investments		0.07
Total from investment operations		0.23
Less distributions
From net investment income		(0.09)
Total distributions		(0.09)
Net asset value, end of period		$10.14
Total return (%)[k]		2.27[l,m]
Ratios and supplemental data

Net assets, end of period (in millions)		$53
Ratio of net expenses
to average net assets (%)		0.57[r]
Ratio of gross expenses
to average net assets (%)		0.62[p,r]
Ratio of net investment income
(loss) to average net assets (%)		4.63[r]
Portfolio turnover (%)		77[m]

a Class NAV shares began operations on 4-28-06.

b Class NAV shares began operations on 10-27-06.

c Unaudited.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

r Annualized.

The accompanying notes are an integral part of the financial statements. 77

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

Total Return

	Class 1			Class NAV

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$13.78	$13.70		$13.75	$13.67
Net investment income (loss)[h]		0.30	0.46		0.31	0.47
Net realized and unrealized gain
(loss) on investments		0.12	(0.04)		0.11	(0.05)
Total from investment operations		0.42	0.42		0.42	0.42
Less distributions
From net investment income		(0.29)	(0.34)		(0.30)	(0.34)
From net realized gain		(0.03)	—		(0.03)	—
Total distributions		(0.32)	(0.34)		(0.33)	(0.34)
Net asset value, end of period		$13.88	$13.78		$13.84	$13.75
Total return (%)[k]		3.11[m]	3.14[m]		3.08[m]	3.18[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$119	$118		$1,235	$1,041
Ratio of net expense excluding
interest and fees on inverse floaters
to average net assets (%)		0.80[r]	—		0.75[r]	—
Ratio of interest and fees on inverse
floaters to average net assets (%)		0.01[d,r]	—		0.01[d,r]	—
Ratio of net expenses
to average net assets (%)		0.81[r]	0.82[r]		0.76[r]	0.77[r]
Ratio of net investment income
(loss) to average net assets (%)		4.43[r]	3.85[r]		4.49[r]	3.95[r]
Portfolio turnover (%)		98[m]	398[m]		98[m]	398[m]

U.S. Global Leaders Growth

	Class 1			Class NAV

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$12.66	$12.79		$12.68	$12.80
Net investment income (loss)[h]		0.04	0.05		0.04	0.06
Net realized and unrealized gain
(loss) on investments		0.69	(0.17)		0.70	(0.17)
Total from investment operations		0.73	(0.12)		0.74	(0.11)
Less distributions
From net investment income		(0.06)	(0.01)		(0.07)	(0.01)
Total distributions		(0.06)	(0.01)		(0.07)	(0.01)
Net asset value, end of period		$13.33	$12.66		$13.35	$12.68
Total return (%)[k]		5.80[m]	(0.97)[m]		5.80[m]	(0.88)[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$19	$25		$550	$452
Ratio of net expenses
to average net assets (%)		0.77[r]	0.79[r]		0.72[r]	0.74[r]
Ratio of net investment income
(loss) to average net assets (%)		0.54[r]	0.44[r]		0.60[r]	0.52[r]
Portfolio turnover (%)		11[m]	17[m]		11[m]	17[m]

a Class 1 and Class NAV shares began operations on 10-15-05.

b Unaudited.

d Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 2).

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

m Not annualized.

r Annualized.

The accompanying notes are an integral part of the financial statements. 78

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

U.S. Government Securities

	Class 1			Class NAV

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$13.59	$13.54		$13.56	$13.51
Net investment income (loss)[h]		0.29	0.44		0.29	0.44
Net realized and unrealized gain
(loss) on investments		0.16	(0.07)		0.16	(0.06)
Total from investment operations		0.45	0.37		0.45	0.38
Less distributions
From net investment income		(0.32)	(0.32)		(0.32)	(0.33)
From net realized gain		(0.02)	—[d]		(0.02)	—[d]
Total distributions		(0.34)	(0.32)		(0.34)	(0.33)
Net asset value, end of period		$13.70	$13.59		$13.67	$13.56
Total return (%)[k]		3.34[m]	2.87[m]		3.38[m]	2.91[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$42	$43		$183	$161
Ratio of net expenses
to average net assets (%)		0.75[r]	0.78[r]		0.70[r]	0.73[r]
Ratio of net investment income
(loss) to average net assets (%)		4.30[r]	3.67[r]		4.37[r]	3.75[r]
Portfolio turnover (%)		25[m]	100[m]		25[m]	100[m]

U.S. High Yield Bond

	Class 1			Class NAV

Period ended		2-28-07[b]	8-31-06[a]		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$13.05	$12.74		$13.05	$12.74
Net investment income (loss)[h]		0.48	0.80		0.49	0.80
Net realized and unrealized gain
(loss) on investments		0.40	0.02		0.39	0.02
Total from investment operations		0.88	0.82		0.88	0.82
Less distributions
From net investment income		(0.49)	(0.51)		(0.49)	(0.51)
From net realized gain		—[d]	—		—[d]	—
Total distributions		(0.49)	(0.51)		(0.49)	(0.51)
Net asset value, end of period		$13.44	$13.05		$13.44	$13.05
Total return (%)[k]		6.88[m]	6.55[m]		6.92[m]	6.58[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$3	$2		$347	$288
Ratio of net expenses
to average net assets (%)		0.83[r]	0.87[r]		0.78[r]	0.82[r]
Ratio of net investment income
(loss) to average net assets (%)		7.39[r]	7.12[r]		7.42[r]	7.06[r]
Portfolio turnover (%)		45[m]	108[m]		45[m]	108[m]

a Class 1 and Class NAV shares began operations on 10-15-05.

b Unaudited.

d Less than $0.01 per share.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

m Not annualized.

r Annualized.

The accompanying notes are an integral part of the financial statements. 79

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

U.S. Multi Sector

	Class NAV

Period ended		2-28-07[c]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$10.41	$10.00
Net investment income (loss)[h]		0.06	0.09
Net realized and unrealized gain
(loss) on investments		0.69	0.33
Total from investment operations		0.75	0.42
Less distributions
From net investment income		(0.10)	(0.01)
From net realized gain		(0.05)	—
Total distributions		(0.15)	(0.01)
Net asset value, end of period		$11.01	$10.41
Total return (%)[k]		7.21[m]	4.25[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$1,488	$1,227
Ratio of net expenses
to average net assets (%)		0.80[r]	0.82[r]
Ratio of net investment income
(loss) to average net assets (%)		1.10[r]	1.01[r]
Portfolio turnover (%)		33[m]	116[m]

Value

	Class NAV

Period ended		2-28-07[b,c]

Per share operating performance

Net asset value, beginning of period		$10.00
Net investment income (loss)[h]		0.03
Net realized and unrealized gain
(loss) on investments		0.79
Total from investment operations		0.82
Less distributions
From net investment income		(0.01)
Total distributions		(0.01)
Net asset value, end of period		$10.81
Total return (%)[k]		8.24l.m
Ratios and supplemental data

Net assets, end of period (in millions)		$7
Ratio of net expenses
to average net assets (%)		0.99[r]
Ratio of gross expenses
to average net assets (%)		1.68[p,r]
Ratio of net investment income
(loss) to average net assets (%)		0.94[r]
Portfolio turnover (%)		26[m]

a Class NAV shares began operations on 10-29-05.

b Class NAV shares began operations on 10-27-06.

c Unaudited.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

r Annualized.

The accompanying notes are an integral part of the financial statements. 80

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)

Value & Restructuring

	Class NAV

Period ended		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$11.08	$10.00
Net investment income (loss)[h]		0.06	0.12
Net realized and unrealized gain
(loss) on investments		1.24	0.99
Total from investment operations		1.30	1.11
Less distributions
From net investment income		(0.11)	(0.03)
From net realized gain		(0.04)	—
Total distributions		(0.15)	(0.03)
Net asset value, end of period		$12.23	$11.08
Total return (%)[k]		11.81[m]	11.07[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$360	$296
Ratio of net expenses
to average net assets (%)		0.87[r]	0.92[r]
Ratio of net investment income
(loss) to average net assets (%)		1.10[r]	1.33[r]
Portfolio turnover (%)		4[m]	17[m]

Vista

	Class NAV

Period ended		2-28-07[b]	8-31-06[a]

Per share operating performance

Net asset value, beginning of period		$10.70	$10.00
Net investment income (loss)[h]		(0.03)	(0.01)
Net realized and unrealized gain
(loss) on investments		1.20	0.71
Total from investment operations		1.17	0.70
Net asset value, end of period		$11.87	$10.70
Total return (%)		10.93[m]	7.00[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$150	$123
Ratio of net expenses
to average net assets (%)		0.99[r]	1.04[r]
Ratio of net investment income
(loss) to average net assets (%)		(0.59)[r]	(0.15)[r]
Portfolio turnover (%)		82[m]	205[m]

a Class NAV shares began operations on 10-29-05.

b Unaudited.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

m Not annualized.

r Annualized.

The accompanying notes are an integral part of the financial statements. 81

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Absolute Return Fund
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 92.28%
Investment Companies - 2.78%
PowerShares DB Commodity
Index Tracking Fund	6,125	$154,901

JOHN HANCOCK FUNDS II - 89.50%
"All investments are in Class NAV shares"
Capital Appreciation (Jennison)	21,339	219,787
Core Bond (Wells Company)	13,549	171,254
Emerging Small Company (RCM)	3,830	109,109
Equity-Income (T. Rowe Price)	5,878	110,747
Fundamental Value (Davis)	6,557	110,546
Global Bond (PIMCO)	7,907	115,051
High Income (MFC Global US)	40,045	447,303
High Yield (WAMCO)	10,884	113,301
International Opportunities (Marsico)	7,678	135,739
International Small Company (DFA)	15,177	165,433
International Value (Templeton)	7,429	137,652
Investment Quality Bond (Wellington)	14,444	171,453
Large Cap (UBS)	10,600	165,354
Large Cap Value (Black Rock)	4,369	109,696
Natural Resources (Wellington)	6,119	218,934
Quantitative Value (MFC Global U.S.A.)	6,369	110,125
Real Estate Equity (T. Rowe Price)	31,094	388,369
Real Return Bond (PIMCO)	43,436	574,220
Small Company Value (T. Rowe Price)	6,396	164,238
Spectrum Income (T. Rowe Price)	32,220	340,561
Strategic Bond (WAMCO)	18,970	228,204
Strategic Income (MFC Global U.S.)	16,892	170,273
Total Return (PIMCO)	28,944	400,591
U.S. Government Securities (WAMCO)	8,355	114,212

		4,992,152

TOTAL INVESTMENT COMPANIES (Cost $4,786,787)		$5,147,053

SHORT TERM INVESTMENTS - 7.68%
U.S. Treasury Bills
zero coupon due 03/29/2007	$430,000	$428,373

TOTAL SHORT TERM INVESTMENTS
(cost $428,373)		$428,373

Total Investments (Absolute Return Fund)
(Cost $5,215,160) - 99.96%		$5,575,426
Other Assets in Excess of Liabilities - 0.04%		2,413

TOTAL NET ASSETS - 100.00%		$5,577,839

Footnotes
Percentages are stated as a percent of net assets.

Investment companies

UNDERLYING FUNDS’ INVESTMENT MANAGER

BlackRock Investment Management, LLC	(BlackRock)
(formerly Mercury Advisors)

Davis Advisors	(Davis)

Declaration Management /	(Declaration)
John Hancock Advisers

Deutsche Asset Management	(Deutsche)

Dimensional Fund Advisors, Inc.	(DFA)

Excelsior Funds, Inc.	(Excelsior)

Franklin®Templeton®	(Templeton)

Grantham, Mayo, Van Otterloo & Co.	(GMO)

Jennison Associates LLC	(Jennison)

Legg Mason Funds Management, Inc	(Legg Mason)

Marsico Capital Management, LLC	(Marsico)

MFC Global Investment Management	(MFC Global U.S.A.)
(U.S.A.) Limited

MFC Global Investment Management	(MFC Global U.S.)
(U.S.), LLC

Pacific Investment Management Company	(PIMCO)

RCM Capital Management, Inc.	(RCM)

SSgA Funds Management, Inc.	(SSgA)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

Van Kampen	(Van Kampen)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Inc.	(Wells Capital)

Western Asset Management Company	(WAMCO)
(a Legg Mason, Inc. Subsidiary)

UBS Global Asset Management	(UBS)

The accompanying notes are an integral part of the financial statements. 82

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 10.97%
Treasury Inflation Protected
Securities (d) - 0.34%
2.375% due 04/15/2011 (a)	$1,667,290	$1,683,442

U.S. Treasury Bonds - 1.35%
4.50% due 02/15/2036	3,373,000	3,271,284
6.875% due 08/15/2025	960,000	1,204,950
8.75% due 08/15/2020 (a)	1,663,000	2,322,873

		6,799,107
U.S. Treasury Notes - 9.28%
4.25% due 11/15/2013	6,200,000	6,102,641
4.625% due 02/29/2012 to 02/15/2017	6,304,000	6,339,397
4.625% due 11/15/2016 (a)	2,110,000	2,119,314
4.625% due 02/15/2017 ***	14,525,000	14,608,969
4.75% due 02/28/2009 to 02/15/2010	17,385,000	17,460,327

		46,630,648

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $54,760,091)		$55,113,197

U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.56%
Federal Home Loan Bank - 0.03%
5.80% due 09/02/2008	135,000	136,934

Federal Home Loan Mortgage Corp. - 0.78%
3.952% due 06/01/2034	137,478	134,585
5.168% due 11/01/2035	1,075,705	1,056,625
5.287% due 12/01/2035	1,020,937	1,012,231
5.845% due 11/01/2036	794,778	800,409
5.875% due 03/21/2011	81,000	84,138
6.00% due 12/01/2035	808,778	816,833

		3,904,821
Federal National Mortgage
Association - 25.67%
2.50% due 06/15/2008	3,039,000	2,948,261
3.766% due 07/01/2033 (b)	6,825	6,822
4.375% due 03/15/2013	20,000	19,517
4.50% TBA **	6,000,000	5,814,372
4.875% due 12/15/2016 (a)	705,000	702,298
5.00% due 05/01/2018 to 04/01/2036	8,613,426	8,470,839
5.00% TBA **	30,000,000	29,198,435
5.057% due 05/01/2035	4,148,129	4,186,966
5.50% due 03/15/2011 to 11/01/2036	17,564,478	17,624,153
5.50% due 12/01/2036 ***	1,785,814	1,771,635
5.50% TBA **	20,915,000	20,745,066
6.00% due 05/15/2008 to 09/01/2036	17,860,375	18,030,883
6.00% TBA **	11,000,000	11,092,818
6.25% due 05/15/2029	157,000	180,407
6.50% due 02/01/2036 to 12/01/2099	2,732,095	2,788,040
6.625% due 09/15/2009	5,046,000	5,260,198
7.00% due 09/01/2010 to 10/25/2041	118,165	121,761
7.50% due 09/01/2029 to 08/01/2031	6,942	7,241

		128,969,712
Government National Mortgage
Association - 0.06%
5.00% due 04/15/2035	122,961	120,279

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association (continued)
5.50% due 03/15/2035		$120,662	$120,565
6.00% due 03/15/2033 to 06/15/2033		54,035	54,954
6.50% due 09/15/2028 to 08/15/2031		9,868	10,164
7.00% due 04/15/2029		2,970	3,097
8.00% due 10/15/2026		2,934	3,110

			312,169
The Financing Corp. - 0.02%
10.35% due 08/03/2018		75,000	109,662

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $132,354,484)			$133,433,298

FOREIGN GOVERNMENT OBLIGATIONS - 0.24%
Argentina - 0.02%
Republic of Argentina
zero coupon, Step up to 1.18% on
03/31/2009 due 12/31/2038 (b)	ARS	177,218	33,763
0.6491% due 12/15/2035 (b)		393,449	14,344
5.83% due 12/31/2033 (b)		72,870	34,560

			82,667
Brazil - 0.10%
Federative Republic of Brazil
12.50% due 01/05/2016	BRL	920,000	494,600

Canada - 0.00%
Government of Canada
5.50% due 06/01/2010	CAD	5,000	4,474

Chile - 0.05%
Republic of Chile
5.76% due 01/28/2008 (b)		$223,000	223,558

Colombia - 0.01%
Republic of Colombia
10.00% due 01/23/2012		20,000	23,500
11.75% due 03/01/2010	COP	16,000,000	7,620

			31,120
Japan - 0.01%
Government of Japan
0.90% due 12/22/2008	JPY	550,000	4,659
1.50% due 09/20/2014		1,350,000	11,452
1.80% due 03/22/2010		2,650,000	22,962

			39,073
Mexico - 0.05%
Government of Mexico
8.00% due 12/07/2023	MXN	238,900	21,212
8.00% due 12/19/2013		167,800	15,086
9.875% due 02/01/2010		$205,000	230,625

			266,923
Panama - 0.00%
Republic of Panama
8.875% due 09/30/2027		6,000	7,650
9.375% due 07/23/2012		2,000	2,328

			9,978

The accompanying notes are an integral part of the financial statements. 83

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 10.97%
Treasury Inflation Protected

Securities (d) - 0.34%
2.375% due 04/15/2011 (a)	$1,667,290	$1,683,442

U.S. Treasury Bonds - 1.35%
4.50% due 02/15/2036	3,373,000	3,271,284
6.875% due 08/15/2025	960,000	1,204,950
8.75% due 08/15/2020 (a)	1,663,000	2,322,873

		6,799,107
U.S. Treasury Notes - 9.28%
4.25% due 11/15/2013	6,200,000	6,102,641
4.625% due 02/29/2012 to 02/15/2017	6,304,000	6,339,397
4.625% due 11/15/2016 (a)	2,110,000	2,119,314
4.625% due 02/15/2017 ***	14,525,000	14,608,969
4.75% due 02/28/2009 to 02/15/2010	17,385,000	17,460,327

		46,630,648

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $54,760,091)		$55,113,197

U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.56%
Federal Home Loan Bank - 0.03%
5.80% due 09/02/2008	135,000	136,934

Federal Home Loan Mortgage Corp. - 0.78%
3.952% due 06/01/2034	137,478	134,585
5.168% due 11/01/2035	1,075,705	1,056,625
5.287% due 12/01/2035	1,020,937	1,012,231
5.845% due 11/01/2036	794,778	800,409
5.875% due 03/21/2011	81,000	84,138
6.00% due 12/01/2035	808,778	816,833

		3,904,821
Federal National Mortgage
Association - 25.67%
2.50% due 06/15/2008	3,039,000	2,948,261
3.766% due 07/01/2033 (b)	6,825	6,822
4.375% due 03/15/2013	20,000	19,517
4.50% TBA **	6,000,000	5,814,372
4.875% due 12/15/2016 (a)	705,000	702,298
5.00% due 05/01/2018 to 04/01/2036	8,613,426	8,470,839
5.00% TBA **	30,000,000	29,198,435
5.057% due 05/01/2035	4,148,129	4,186,966
5.50% due 03/15/2011 to 11/01/2036	17,564,478	17,624,153
5.50% due 12/01/2036 ***	1,785,814	1,771,635
5.50% TBA **	20,915,000	20,745,066
6.00% due 05/15/2008 to 09/01/2036	17,860,375	18,030,883
6.00% TBA **	11,000,000	11,092,818
6.25% due 05/15/2029	157,000	180,407
6.50% due 02/01/2036 to 12/01/2099	2,732,095	2,788,040
6.625% due 09/15/2009	5,046,000	5,260,198
7.00% due 09/01/2010 to 10/25/2041	118,165	121,761
7.50% due 09/01/2029 to 08/01/2031	6,942	7,241

		128,969,712
Government National Mortgage
Association - 0.06%
5.00% due 04/15/2035	122,961	120,279

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association (continued)
5.50% due 03/15/2035		$120,662	$120,565
6.00% due 03/15/2033 to 06/15/2033		54,035	54,954
6.50% due 09/15/2028 to 08/15/2031		9,868	10,164
7.00% due 04/15/2029		2,970	3,097
8.00% due 10/15/2026		2,934	3,110

			312,169
The Financing Corp. - 0.02%
10.35% due 08/03/2018		75,000	109,662

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $132,354,484)			$133,433,298

FOREIGN GOVERNMENT OBLIGATIONS - 0.24%
Argentina - 0.02%
Republic of Argentina
zero coupon, Step up to 1.18% on
03/31/2009 due 12/31/2038 (b)	ARS	177,218	33,763
0.6491% due 12/15/2035 (b)		393,449	14,344
5.83% due 12/31/2033 (b)		72,870	34,560

			82,667
Brazil - 0.10%
Federative Republic of Brazil
12.50% due 01/05/2016	BRL	920,000	494,600

Canada - 0.00%
Government of Canada
5.50% due 06/01/2010	CAD	5,000	4,474

Chile - 0.05%
Republic of Chile
5.76% due 01/28/2008 (b)		$223,000	223,558

Colombia - 0.01%
Republic of Colombia
10.00% due 01/23/2012		20,000	23,500
11.75% due 03/01/2010	COP	16,000,000	7,620

			31,120
Japan - 0.01%
Government of Japan
0.90% due 12/22/2008	JPY	550,000	4,659
1.50% due 09/20/2014		1,350,000	11,452
1.80% due 03/22/2010		2,650,000	22,962

			39,073
Mexico - 0.05%
Government of Mexico
8.00% due 12/07/2023	MXN	238,900	21,212
8.00% due 12/19/2013		167,800	15,086
9.875% due 02/01/2010		$205,000	230,625

			266,923
Panama - 0.00%
Republic of Panama
8.875% due 09/30/2027		6,000	7,650
9.375% due 07/23/2012		2,000	2,328

			9,978

The accompanying notes are an integral part of the financial statements. 84

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Peru - 0.00%
Republic of Peru
9.125% due 02/21/2012		$3,000	$3,495
9.875% due 02/06/2015		2,000	2,530

			6,025

Philippines - 0.00%
Republic of Philippines
9.125% due 02/22/2010	EUR	2,000	2,970

Sweden - 0.00%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	30,000	4,387
5.25% due 03/15/2011		30,000	4,515

			8,902

Turkey - 0.00%
Republic of Turkey
20.00% due 10/17/2007	TRY	23,700	18,045

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,181,293)			$1,188,335

CORPORATE BONDS - 31.98%
Aerospace - 0.24%
BAE Systems PLC, 2001 Asset Trust
6.664% due 09/15/2013		$44,125	46,570
Embraer Overseas, Ltd.
6.375% due 01/24/2017		1,000,000	1,005,000
TransDigm, Inc.
7.75% due 07/15/2014		150,000	154,125

			1,205,695

Agriculture - 0.13%
Chaoda Modern Agriculture (Holdings), Ltd.
7.75% due 02/08/2010		285,000	285,000
Mosaic Company
7.375% due 12/01/2014		180,000	185,850
7.625% due 12/01/2016		180,000	187,650

			658,500

Air Travel - 0.16%
Continental Airlines, Inc., Series 00-2
8.307% due 04/02/2018		175,719	184,505
Continental Airlines, Inc., Series 991A
6.545% due 02/02/2019		105,201	108,620
Delta Air Lines, Inc.
8.00% due 12/15/2007		4,000	2,320
Qantas Airways, Ltd.
5.125% due 06/20/2013		545,000	494,364

			789,809

Amusement & Theme Parks - 0.03%
HRP Myrtle Beach Operations LLC
10.12% due 04/01/2012 (b)		140,000	141,400

Apparel & Textiles - 0.05%
Aramark Corp.
8.50% due 02/01/2015		120,000	124,650

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Apparel & Textiles (continued)
Hanesbrands, Inc.
8.735% due 12/15/2014 (b)		$135,000	$138,037

			262,687
Auto Parts - 0.00%
Delphi Corp.
6.197% due 11/15/2033		2,000	2,400

Auto Services - 0.05%
Erac USA Finance Company
6.70% due 06/01/2034		205,000	218,792
7.95% due 12/15/2009		10,000	10,677

			229,469
Automobiles - 0.13%
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008		234,000	230,332
5.875% due 03/15/2011 (a)		395,000	401,988

			632,320
Banking - 2.82%
Allied Irish Banks PLC
7.50% due 12/29/2049 (b)	EUR	1,000	1,464
BAC Capital Trust XI
6.625% due 05/23/2036		$555,000	607,281
Banco Macro SA
8.50% due 02/01/2017 (a)		310,000	313,100
Banco Mercantil del Norte SA
6.862% due 10/13/2021		435,000	450,732
Banco Santander Chile
5.375% due 12/09/2014		5,000	5,013
5.7031% due 12/09/2009 (b)		18,000	18,177
Bank of Ireland
6.45% due 02/10/2010	EUR	1,000	1,403
BankAmerica Institutional Capital B
7.70% due 12/31/2026		$125,000	129,749
Chuo Mitsui Trust & Banking Company
5.506% due 04/15/2049 (a)(b)		350,000	340,060
Comerica Capital Trust II
6.576% due 02/20/2037 (b)		1,225,000	1,231,641
HBOS PLC
5.375% due 11/29/2049 (b)		22,000	21,906
6.413% due 09/29/2049 (b)		450,000	466,365
ICICI Bank, Ltd.
5.75% due 01/12/2012 (a)		375,000	378,693
5.90% due 01/12/2010 (b)		420,000	424,397
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		5,000	4,845
Landsbanki Islands HF
6.06% due 08/25/2009 (b)		490,000	493,598
6.10% due 08/25/2011		295,000	305,420
Lloyds TSB Group PLC
6.267% due 12/31/2049 (b)		1,490,000	1,502,281
NB Capital Trust IV
8.25% due 04/15/2027		50,000	52,014
Rabobank Capital Funding II
5.26% due 12/29/2049 (b)		755,000	745,584

The accompanying notes are an integral part of the financial statements. 85

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
RBS Capital Trust IV
6.1638% due 09/29/2049 (b)	$18,000	$18,201
Royal Bank of Scotland Group PLC
7.648% due 08/31/2049 (b)	580,000	702,785
Shinhan Bank
6.819% due 09/20/2036 (b)	515,000	542,001
Sovereign Capital Trust VI
9.00% due 04/01/2027	370,000	383,324
Standard Chartered PLC
6.409% due 01/30/2017 (b)	1,215,000	1,218,169
SunTrust Capital VIII
6.10% due 12/01/2066 (b)	1,300,000	1,283,256
TuranAlem Finance BV
7.875% due 06/02/2010	12,000	12,254
USB Capital IX
6.189% due 04/15/2042 (b)	520,000	535,826
Wachovia Capital Trust II
5.86% due 01/15/2027 (b)	385,000	373,961
Wachovia Capital Trust III
5.80% due 03/15/2042 (b)	700,000	711,670
Washington Mutual Bank, Series BKNT
6.75% due 05/20/2036	400,000	444,031
Washington Mutual, Inc.
4.20% due 01/15/2010	222,000	217,008
5.665% due 03/22/2012 (b)	7,000	7,014
Wells Fargo & Company
3.50% due 04/04/2008 (a)	219,000	215,202

		14,158,425
Broadcasting - 0.32%
Clear Channel Communications, Inc.
7.65% due 09/15/2010	214,000	227,161
News America Holdings, Inc.
6.75% due 01/09/2038	2,000	2,172
7.75% due 12/01/2045	9,000	10,749
8.25% due 08/10/2018 (a)	375,000	452,916
Viacom, Inc.
6.625% due 05/15/2011	575,000	601,503
XM Satellite Radio, Inc.
9.75% due 05/01/2014 (a)	330,000	333,300

		1,627,801
Building Materials & Construction - 0.39%
C8 Capital SPV, Ltd.
6.64% due 12/31/2049 (b)	430,000	432,180
CRH America, Inc.
6.00% due 09/30/2016	510,000	525,305
USG Corp.
6.30% due 11/15/2016	1,000,000	1,014,367

		1,971,852
Business Services - 0.39%
Electronic Data Systems Corp.
7.125% due 10/15/2009	2,000	2,087
Minerva Overseas, Ltd.
9.50% due 02/01/2017 (a)	460,000	457,700
Science Applications International Corp.
5.50% due 07/01/2033	825,000	754,752

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Business Services (continued)
Xerox Corp.
6.75% due 02/01/2017	$715,000	$755,817

		1,970,356
Cable and Television - 1.30%
Comcast Corp.
5.90% due 03/15/2016	265,000	272,800
6.50% due 11/15/2035	530,000	558,421
Comcast Corp., Class A
5.30% due 01/15/2014	219,000	218,338
7.05% due 03/15/2033	11,000	12,306
Cox Communications, Inc.
4.625% due 01/15/2010	22,000	21,698
5.45% due 12/15/2014	218,000	217,326
6.75% due 03/15/2011	209,000	220,167
7.75% due 11/01/2010	207,000	224,393
Rogers Cable, Inc.
6.75% due 03/15/2015	290,000	303,775
Shaw Communications, Inc.
8.25% due 04/11/2010	275,000	293,562
TCI Communications, Inc.
9.80% due 02/01/2012 (a)	285,000	339,298
Time Warner Companies, Inc.
7.57% due 02/01/2024	34,000	38,484
Time Warner Entertainment Company LP
8.375% due 07/15/2033	535,000	675,890
8.375% due 03/15/2023	300,000	361,861
Time Warner, Inc.
6.15% due 05/01/2007	13,000	13,008
6.50% due 11/15/2036	540,000	560,227
6.75% due 04/15/2011	575,000	606,611
7.625% due 04/15/2031	9,000	10,454
Viacom, Inc.
5.75% due 04/30/2011	1,000,000	1,016,350
6.875% due 04/30/2036	525,000	539,307

		6,504,276
Cellular Communications - 0.39%
America Movil S.A. de CV
5.75% due 01/15/2015	280,000	281,700
American Tower Corp.
7.50% due 05/01/2012 (a)	12,000	12,465
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	211,000	231,780
8.75% due 03/01/2031	209,000	277,954
Cingular Wireless Services, Inc.
8.125% due 05/01/2012	240,000	271,666
Nextel Communications, Inc.
6.875% due 10/31/2013	435,000	445,748
7.375% due 08/01/2015	2,000	2,070
Nextel Partners, Inc.
8.125% due 07/01/2011	415,000	432,942
Rogers Wireless, Inc.
9.625% due 05/01/2011	8,000	9,140

		1,965,465

The accompanying notes are an integral part of the financial statements. 86

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals - 0.14%
American Pacific Corp.
9.00% due 02/01/2015	$195,000	$196,706
Cytec Industries, Inc.
6.75% due 03/15/2008	13,000	13,102
ICI Wilmington, Inc.
4.375% due 12/01/2008	218,000	214,754
Lyondell Chemical Company
10.875% due 05/01/2009	25,000	25,313
Nova Chemicals, Ltd.
7.875% due 09/15/2025	265,000	243,800

		693,675

Computers & Business Equipment - 0.10%
Cisco Systems, Inc.
5.50% due 02/22/2016	510,000	519,012

Construction & Mining Equipment - 0.08%
Kennametal, Inc.
7.20% due 06/15/2012	390,000	412,531

Containers & Glass - 0.20%
BWAY Corp.
10.00% due 10/15/2010	332,000	347,770
Greif, Inc.
6.75% due 02/01/2017	125,000	126,250
Owens Corning, Inc.
6.50% due 12/01/2016	205,000	211,674
Stone Container Corp.
9.75% due 02/01/2011	300,000	310,125

		995,819

Crude Petroleum & Natural Gas - 0.38%
Apache Corp.
5.625% due 01/15/2017	1,000,000	1,020,820
OPTI Canada, Inc.
8.25% due 12/15/2014	400,000	415,000
Premcor Refining Group, Inc.
7.50% due 06/15/2015	4,000	4,140
Sabine Pass LNG LP
7.50% due 11/30/2016	480,000	480,000

		1,919,960

Diversified Financial Services - 0.27%
Ford Motor Credit Company
9.75% due 09/15/2010	468,000	501,435
Kinder Morgan Finance Company ULC
6.40% due 01/05/2036 (a)	700,000	653,806
Tate & Lyle International Finance PLC
5.00% due 11/15/2014	208,000	200,872

		1,356,113

Domestic Oil - 0.18%
Devon Financing Corp., ULC
6.875% due 09/30/2011	205,000	218,625
Enterprise Products Operating LP
6.375% due 02/01/2013	645,000	674,718

		893,343

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Drugs & Health Care - 0.17%
Allegiance Corp.
7.00% due 10/15/2026		$205,000	$224,677
Allergan, Inc.
5.75% due 04/01/2016		400,000	411,363
Wyeth
4.375% due 03/01/2008		210,000	207,923

			843,963
Educational Services - 0.04%
Riverdeep Interactive Learning
8.095% due 11/28/2013 (f)	EUR	200,000	201,900

Electrical Equipment - 0.07%
Ametek, Inc.
7.20% due 07/15/2008		$360,000	367,544

Electrical Utilities - 2.72%
AES Eastern Energy LP, Series 99-A
9.00% due 01/02/2017		569,815	635,343
AES Gener SA
7.50% due 03/25/2014 (a)		218,000	233,319
American Electric Power Company, Inc.
5.25% due 06/01/2015		210,000	209,261
Appalachian Power Company
5.80% due 10/01/2035		39,000	38,089
Arizona Public Service Company
5.50% due 09/01/2035		222,000	204,637
Beaver Valley Funding Corp.
9.00% due 06/01/2017		1,020,000	1,163,708
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033		10,000	11,285
CenterPoint Energy Resources Corp.
6.15% due 05/01/2016		530,000	548,616
7.875% due 04/01/2013		235,000	263,442
Constellation Energy Group, Inc.
7.60% due 04/01/2032		360,000	425,694
Dominion Resources, Inc.
5.70% due 09/17/2012		207,000	211,977
6.30% due 09/30/2066 (b)		800,000	815,043
7.50% due 06/30/2066 (b)		320,000	351,402
Empresa Nacional De Electricidad
8.35% due 08/01/2013		220,000	251,232
8.50% due 04/01/2009		8,000	8,511
Enersis SA
7.375% due 01/15/2014 (a)		12,000	13,126
Entergy (Waterford 3 Funding)
8.09% due 01/02/2017		465,542	482,688
FirstEnergy Corp.
6.45% due 11/15/2011		209,000	219,614
7.375% due 11/15/2031		226,000	263,428
HQI Transelec Chile SA
7.875% due 04/15/2011		325,000	348,662
Indiantown Cogeneration LP, Series A-9
9.26% due 12/15/2010		93,005	98,081
Ipalco Enterprises, Inc.
8.625% due 11/14/2011		285,000	308,869
Monterrey Power SA De CV
9.625% due 11/15/2009		157,906	174,486

The accompanying notes are an integral part of the financial statements. 87

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
National Grid PLC
6.30% due 08/01/2016	$485,000	$511,271
Nevada Power Company
6.65% due 04/01/2036	530,000	568,590
Pacific Gas & Electric Company
4.20% due 03/01/2011	246,000	237,719
4.80% due 03/01/2014	212,000	206,091
6.05% due 03/01/2034	834,000	862,142
PSEG Power LLC
5.00% due 04/01/2014	214,000	208,133
8.625% due 04/15/2031	214,000	278,767
Scottish Power PLC
4.91% due 03/15/2010	225,000	223,066
Sierra Pacific Power Company, Series M
6.00% due 05/15/2016 (a)	840,000	860,655
System Energy Resources, Inc.
5.129% due 01/15/2014	419,644	411,129
TransAlta Corp.
5.75% due 12/15/2013	485,000	491,682
TXU Corp., Series R
6.55% due 11/15/2034	1,120,000	995,136
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011	6,000	5,898
Virginia Electric and Power Company
6.00% due 01/15/2036	500,000	515,242

		13,656,034
Electronics - 0.00%
Jabil Circuit, Inc.
5.875% due 07/15/2010	17,000	17,022

Energy - 0.59%
Abu Dhabi National Energy Company
6.50% due 10/27/2036	570,000	595,317
Duke Capital LLC
6.75% due 02/15/2032 (a)	511,000	530,557
Enterprise Products Operating LP
4.95% due 06/01/2010	210,000	208,807
Enterprise Products Operating LP, Series B
5.00% due 03/01/2015 (a)	211,000	203,459
6.875% due 03/01/2033	209,000	227,383
Kansas City Power & Light Company, Series B
6.00% due 03/15/2007	11,000	11,002
Nexen, Inc.
5.875% due 03/10/2035	212,000	205,879
Northern Border Pipeline Company
6.25% due 05/01/2007	12,000	12,018
Salton Sea Funding Corp., Series E
8.30% due 05/30/2011	170,360	183,157
Salton Sea Funding Corp., Series F
7.475% due 11/30/2018	323,803	351,058
Sempra Energy
4.75% due 05/15/2009	208,000	206,262
TXU Energy Company, LLC
7.00% due 03/15/2013	217,000	226,146

		2,961,045

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services - 6.34%
American Express Company
6.80% due 09/01/2066	$305,000	$328,584
American General Finance Corp., Series MTNI
4.875% due 07/15/2012	500,000	493,972
Astoria Depositor Corp.
8.144% due 05/01/2021	600,000	662,790
AXA Financial, Inc.
7.75% due 08/01/2010	210,000	227,212
Bank of New York Institutional Capital Trust A
7.78% due 12/01/2026	60,000	62,372
Bear Stearns Companies, Inc.
5.70% due 11/15/2014	219,000	224,138
Bosphorus Financial Services, Ltd.
7.16% due 02/15/2012 (b)	375,000	380,175
Capital One Capital III
7.686% due 08/15/2036	1,705,000	1,924,297
Capital One Capital IV
6.745% due 02/17/2037 (a)(b)	220,000	223,738
Caterpillar Financial Services Corp.
4.50% due 06/15/2009	210,000	207,631
CIT Group, Inc.
5.58% due 05/18/2007 (b)	8,000	8,004
5.85% due 09/15/2016 (a)	760,000	781,501
6.10% due 03/15/2067 (b)	475,000	474,918
Citigroup, Inc.
5.00% due 09/15/2014	218,000	214,016
5.625% due 08/27/2012	219,000	224,432
CNOOC Finance 2003, Ltd.
5.50% due 05/21/2033	10,000	9,648
Cosan Finance, Ltd.
7.00% due 02/01/2017	185,000	179,450
Credit Suisse First Boston USA, Inc.
4.625% due 01/15/2008	208,000	206,908
6.50% due 01/15/2012	209,000	221,653
Dresdner Bank-New York
7.25% due 09/15/2015	211,000	238,511
E*Trade Financial Corp.
7.375% due 09/15/2013	310,000	322,400
ERP Operating LP
4.75% due 06/15/2009	13,000	12,841
ESI Tractebel Acquisition Corp., Series B
7.99% due 12/30/2011	530,000	548,033
Ford Motor Credit Company
8.00% due 12/15/2016	100,000	98,717
9.875% due 08/10/2011	180,000	194,213
FPL Group Capital, Inc.
6.35% due 10/01/2066 (b)	650,000	668,635
Fund American Companies, Inc.
5.875% due 05/15/2013	214,000	215,965
GATX Financial Corp.
5.50% due 02/15/2012	625,000	626,911
General Electric Capital Corp.
5.45% due 01/15/2013	261,000	265,639
General Motors Acceptance Corp.
6.75% due 12/01/2014 (a)	330,000	329,116
6.875% due 09/15/2011	232,000	234,785

The accompanying notes are an integral part of the financial statements. 88

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
General Motors Acceptance Corp. (continued)
7.75% due 01/19/2010	$42,000	$43,387
GMAC LLC
6.00% due 12/15/2011	1,475,000	1,443,127
Goldman Sachs Group, Inc.
5.25% due 04/01/2013	224,000	224,149
5.625% due 01/15/2017	390,000	390,423
6.45% due 05/01/2036	450,000	470,033
Household Finance Corp.
6.375% due 10/15/2011	200,000	210,386
6.40% due 06/17/2008	237,000	240,681
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)	300,000	306,097
HSBC Finance Corp.
4.625% due 01/15/2008	213,000	211,908
HVB Funding Trust III
9.00% due 10/22/2031	10,000	13,364
International Lease Finance Corp.
3.50% due 04/01/2009	213,000	206,785
4.55% due 10/15/2009	7,000	6,882
4.75% due 07/01/2009	30,000	29,798
5.00% due 04/15/2010	211,000	210,434
5.875% due 05/01/2013	215,000	222,359
International Lease Finance Corp., Series P
5.76% due 01/15/2010 (b)	13,000	13,113
International Lease Finance Corp., Series MTN
5.45% due 03/24/2011	1,200,000	1,215,708
Jefferies Group, Inc.
6.25% due 01/15/2036	300,000	296,024
John Deere Capital Corp., Series D
4.125% due 01/15/2010	39,000	38,038
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	1,185,000	1,234,112
JPMorgan Chase & Company
5.35% due 03/01/2007	9,000	9,000
6.75% due 02/01/2011	218,000	230,062
JSG Funding PLC
9.625% due 10/01/2012	295,000	313,069
Kaupthing Bank HF
5.75% due 10/04/2011	750,000	762,799
Lehman Brothers Holdings, Inc.
4.25% due 01/27/2010 (a)	285,000	279,166
MBNA Capital, Series B
6.16% due 02/01/2027 (b)	23,000	22,895
Merrill Lynch & Company, Inc.
6.05% due 05/16/2016	340,000	354,224
6.11% due 01/29/2037	350,000	349,535
Metallurg Holdings, Inc.
10.50% due 10/01/2010 (a)	355,000	362,100
Mitsubishi UFJ Financial Group, Inc.,
Capital Finance 1, Ltd.
6.346% due 07/29/2049 (b)	540,000	560,206
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049	455,000	481,754
Morgan Stanley
4.25% due 05/15/2010	232,000	226,405

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Nelnet, Inc.
7.40% due 09/29/2036 (b)	$400,000	$415,242
Nexstar Finance, Inc.
7.00% due 01/15/2014 (a)	210,000	202,650
Nisource Finance Corp.
5.25% due 09/15/2017	640,000	613,554
6.15% due 03/01/2013	219,000	226,842
7.875% due 11/15/2010	216,000	234,951
Nissan Motor Acceptance Corp.
5.625% due 03/14/2011	470,000	473,428
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015	29,000	28,708
Osiris Capital PLC, Series C
8.21% due 01/15/2010 (b)	920,000	923,091
Osiris Capital PLC, Series D
10.36% due 01/15/2010 (b)	360,000	361,778
Popular North America, Inc.
4.70% due 06/30/2009	12,000	11,806
Preferred Term Securities VIII
5.35% due 01/03/2033 (b)	1,140,000	1,134,300
Reliastar Financial Corp.
6.50% due 11/15/2008	14,000	14,262
Residential Capital Corp.
6.00% due 02/22/2011	630,000	626,708
7.1903% due 04/17/2009 (b)	700,000	698,802
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (a)(b)	400,000	396,376
SLM Corp., Series A
5.00% due 04/15/2015	27,000	26,271
SMFG Preferred Capital
6.078% due 01/29/2049 (b)	400,000	404,648
Sovereign Capital Trust VI
7.908% due 06/13/2036	295,000	335,873
St. George Funding Company LLC
zero coupon, Step up to 8.985% on
06/30/2017 due 12/31/2049	495,000	518,483
State Street Institutional Capital A
7.94% due 12/30/2026 (c)	160,000	166,445
The Goldman Sachs Group, Inc.
5.125% due 01/15/2015	247,000	242,721
Trinity Industries Leasing Companies
7.755% due 02/15/2009	196,989	199,944
Ucar Finance, Inc.
10.25% due 02/15/2012	308,000	324,170
Vita Capital III, Ltd., Series B-I
6.465% due 01/01/2011 (b)	870,000	870,870
Waddell & Reed Financial, Inc.
5.60% due 01/15/2011	400,000	397,654
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010	214,000	208,302

		31,847,107

Food & Beverages - 0.55%
ASG Consolidated LLC/ASG Finance, Inc.
zero coupon, Step up to 11.5% on
11/01/2008 due 11/01/2011	395,000	355,500

The accompanying notes are an integral part of the financial statements. 89

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food & Beverages (continued)
Cargill, Inc.
6.125% due 09/15/2036	$665,000	$694,394
General Mills, Inc.
5.70% due 02/15/2017	245,000	248,874
Kellogg Company, Series B
6.60% due 04/01/2011	209,000	220,308
Kraft Foods, Inc.
5.625% due 11/01/2011	219,000	223,150
Nabisco, Inc.
7.05% due 07/15/2007	8,000	8,047
7.55% due 06/15/2015 (a)	229,000	262,313
Panamerican Beverages, Inc.
7.25% due 07/01/2009	190,000	198,550
Smithfield Foods, Inc.
7.00% due 08/01/2011	18,000	18,315
Supervalu, Inc.
7.50% due 11/15/2014	500,000	519,779

		2,749,230
Forest Products - 0.00%
Weyerhaeuser Company
6.125% due 03/15/2007	5,000	4,999

Gas & Pipeline Utilities - 0.88%
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	360,000	381,600
Energy Transfer Partners LP
5.95% due 02/01/2015	270,000	275,793
6.625% due 10/15/2036 (a)	235,000	248,118
Kinder Morgan Energy Partners LP
5.80% due 03/15/2035 (a)	208,000	197,264
7.30% due 08/15/2033 (a)	212,000	236,458
KN Capital Trust I, Series B
8.56% due 04/15/2027 (a)	275,000	279,436
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016	330,000	342,375
Michigan Consolidated Gas Company
5.70% due 03/15/2033	14,000	13,867
ONEOK Partners LP
6.65% due 10/01/2036	865,000	914,850
Southern Union Company
7.20% due 11/01/2066 (a)(b)	1,510,000	1,514,276

		4,404,037
Healthcare Services - 0.16%
Coventry Health Care, Inc.
5.875% due 01/15/2012	225,000	226,125
UnitedHealth Group, Inc.
5.375% due 03/15/2016	240,000	240,761
5.80% due 03/15/2036	115,000	116,785
WellPoint, Inc.
3.50% due 09/01/2007	14,000	13,863
3.75% due 12/14/2007	10,000	9,878
5.00% due 12/15/2014	208,000	204,594

		812,006

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Holdings Companies/Conglomerates - 0.21%
General Electric Company
5.00% due 02/01/2013	$1,037,000	$1,033,475
SPI Electricity & Gas Australia Holdings Party, Ltd.
6.15% due 11/15/2013	16,000	16,664

		1,050,139
Homebuilders - 0.04%
Pulte Homes, Inc.
6.25% due 02/15/2013	210,000	217,582

Hotels & Restaurants - 0.35%
Buffalo Thunder Development Authority
9.375% due 12/15/2014	445,000	459,463
Hilton Hotels Corp.
8.25% due 02/15/2011	9,000	9,608
Hyatt Equities LLC
6.875% due 06/15/2007	185,000	185,460
Marriott International, Inc.
4.625% due 06/15/2012	26,000	25,099
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	680,000	733,434
Turning Stone Resort Casino
9.125% due 09/15/2014	340,000	353,600

		1,766,664
Industrial Machinery - 0.19%
Baldor Electric Company
8.625% due 02/15/2017	120,000	126,150
Caterpillar, Inc.
7.25% due 09/15/2009	213,000	223,673
Weatherford International, Ltd.
6.50% due 08/01/2036	600,000	619,202

		969,025
Insurance - 4.05%
Ace INA Holdings, Inc.
6.70% due 05/15/2036	920,000	1,020,414
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	1,490,000	1,630,850
AON Capital Trust A
8.205% due 01/01/2027 (a)	390,000	458,071
Assurant, Inc.
5.625% due 02/15/2014	209,000	211,001
6.75% due 02/15/2034	550,000	605,530
Avalon Re, Ltd.
7.732% due 06/06/2008 (b)	250,000	225,707
AXA SA
6.379% due 12/14/2049 (b)	165,000	166,878
Catlin Insurance Company, Ltd.
7.249% due 12/01/2049 (b)	655,000	673,261
Cigna Corp.
6.15% due 11/15/2036	500,000	512,590
Cincinnati Financial Corp.
6.92% due 05/15/2028	960,000	1,079,701
CNA Financial Corp.
5.85% due 12/15/2014 (a)	333,000	336,668
6.00% due 08/15/2011	280,000	286,365
6.50% due 08/15/2016	445,000	466,652

The accompanying notes are an integral part of the financial statements. 90

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Endurance Specialty Holdings, Ltd.
7.00% due 07/15/2034	$300,000	$315,710
Financial Security Assurance Holdings, Ltd.
6.40% due 12/15/2066 (b)	795,000	808,658
First American Corp.
7.55% due 04/01/2028 (a)	290,000	320,038
Foundation Re II, Ltd.
12.123% due 11/26/2010 (b)	250,000	254,800
Genworth Financial, Inc.
6.15% due 11/15/2066 (b)	760,000	764,213
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	8,000	7,714
Horace Mann Educators Corp.
6.85% due 04/15/2016	230,000	238,648
Liberty Mutual Group, Inc.
6.50% due 03/15/2035	683,000	686,499
7.50% due 08/15/2036 (a)	1,820,000	2,018,627
7.80% due 03/15/2037	455,000	454,095
Liberty Mutual Insurance Company
7.697% due 10/15/2097	300,000	321,978
Markel Corp.
6.80% due 02/15/2013	325,000	339,770
Marsh & McLennan Companies, Inc.
5.375% due 03/15/2007	16,000	15,999
5.375% due 07/15/2014	206,000	202,444
5.75% due 09/15/2015	238,000	238,471
MetLife, Inc.
5.70% due 06/15/2035	255,000	253,728
Mystic Re, Ltd.
11.67% due 12/05/2008 (b)	250,000	255,000
Odyssey Re Holdings Corp.
7.65% due 11/01/2013 (a)	15,000	16,223
Ohio Casualty Corp.
7.30% due 06/15/2014	380,000	408,997
PartnerRe Finance
6.44% due 12/01/2066 (b)	395,000	400,307
Provident Financing Trust I
7.405% due 03/15/2038 (a)	300,000	315,649
Prudential Financial, Inc.
4.75% due 04/01/2014	227,000	219,283
RenaissanceRe Holdings, Ltd.
7.00% due 07/15/2008	400,000	408,602
Sul America Participacoes SA
8.625% due 02/15/2012	275,000	281,531
Symetra Financial Corp.
6.125% due 04/01/2016 (a)	350,000	358,414
The Phoenix Companies, Inc.
6.675% due 02/16/2008	230,000	231,639
Transatlantic Holdings, Inc.
5.75% due 12/14/2015	575,000	578,878
Travelers Property Casualty Corp.
6.375% due 03/15/2033	21,000	22,523
W.R. Berkley Corp.
5.125% due 09/30/2010	900,000	894,288
6.15% due 08/15/2019	14,000	14,291

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
XL Capital, Ltd.
5.25% due 09/15/2014 (a)	$214,000	$212,601
Zurich Capital Trust I
8.376% due 06/01/2037	760,000	794,395

		20,327,701
International Oil - 0.66%
ConocoPhillips Canada Funding Company
5.95% due 10/15/2036	1,000,000	1,039,878
Delek & Avner-Yam Tethys, Ltd.
5.326% due 08/01/2013	248,637	245,119
Hess Corp.
7.30% due 08/15/2031	212,000	241,438
Pemex Project Funding Master Trust
6.125% due 08/15/2008	13,000	13,078
6.66% due 06/15/2010 (b)	18,000	18,477
9.125% due 10/13/2010	320,000	356,800
Pioneer Natural Resources Company
5.875% due 07/15/2016	207,000	196,181
6.875% due 05/01/2018	500,000	504,241
Ras Laffan Liquefied Natural Gas
3.437% due 09/15/2009	15,390	15,075
Ras Laffan LNG III
5.838% due 09/30/2027	250,000	243,487
Vintage Petroleum, Inc.
8.25% due 05/01/2012	400,000	417,573

		3,291,347
Investment Companies - 0.31%
Allied Capital Corp.
6.625% due 07/15/2011	750,000	764,053
Citadel Finance, Ltd.
6.25% due 12/15/2011	790,000	785,626

		1,549,679
Leisure Time - 0.71%
AMC Entertainment, Inc.
9.50% due 02/01/2011 (a)	245,000	245,000
9.61% due 08/15/2010 (b)	235,000	242,344
Caesars Entertainment, Inc.
7.00% due 04/15/2013 (a)	209,000	221,540
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014	150,000	134,625
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	310,000	325,500
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014	310,000	319,300
MGM Mirage, Inc.
6.00% due 10/01/2009	16,000	15,980
6.75% due 04/01/2013	255,000	251,812
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	208,000	208,000
8.00% due 04/01/2012	150,000	156,000
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	140,000	146,650
9.75% due 04/01/2010	220,000	230,450

The accompanying notes are an integral part of the financial statements. 91

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
Pokagon Gaming Authority
10.375% due 06/15/2014	$135,000	$147,825
Seminole Indian Tribe of Florida
6.535% due 10/01/2020	405,000	400,270
Seneca Gaming Corp.
7.25% due 05/01/2012	410,000	413,075
Waterford Gaming LLC
8.625% due 09/15/2012	95,000	100,462

		3,558,833

Liquor - 0.00%
Anheuser-Busch Companies, Inc.
6.50% due 02/01/2043	10,000	10,780

Manufacturing - 0.24%
Tyco International Group SA
6.875% due 01/15/2029	1,000,000	1,206,786

Medical-Hospitals - 0.24%
Alliance Imaging, Inc.
7.25% due 12/15/2012 (a)	275,000	267,438
HCA, Inc.
6.375% due 01/15/2015	226,000	194,925
6.50% due 02/15/2016 (a)	200,000	171,500
7.875% due 02/01/2011	208,000	211,120
Manor Care, Inc.
6.25% due 05/01/2013	355,000	361,176

		1,206,159

Metal & Metal Products - 0.09%
Alcan, Inc.
5.00% due 06/01/2015	6,000	5,807
Inco, Ltd.
7.75% due 05/15/2012	234,000	259,620
Vedanta Resources PLC
6.625% due 02/22/2010	170,000	169,150

		434,577

Mining - 0.09%
Corporacion Nacional del Cobre
5.50% due 10/15/2013	209,000	211,828
Drummond Company, Inc.
7.375% due 02/15/2016	220,000	213,950

		425,778

Paper - 0.13%
Plum Creek Timberlands LP
5.875% due 11/15/2015	320,000	320,075
Verso Paper Holdings LLC and Verso Paper, Inc.
9.125% due 08/01/2014	325,000	342,875

		662,950

Petroleum Services - 0.68%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	210,000	208,950
Anadarko Petroleum Corp.
3.25% due 05/01/2008	600,000	586,427
6.45% due 09/15/2036	1,000,000	1,018,618
Enterprise Products Operating LP
8.375% due 08/01/2066 (b)	700,000	779,633

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Petroleum Services (continued)
Premcor Refining Group, Inc.
6.75% due 05/01/2014	$380,000	396,568
9.50% due 02/01/2013	150,000	161,330
Valero Logistics Operations LP
6.05% due 03/15/2013	248,000	253,489

		3,405,015
Pharmaceuticals - 0.12%
AmerisourceBergen Corp.
5.875% due 09/15/2015	39,000	38,220
Hospira, Inc.
5.90% due 06/15/2014	8,000	7,850
Schering Plough Corp.
5.55% due 12/01/2013	218,000	220,272
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	170,000	168,205
6.15% due 02/01/2036	170,000	168,829

		603,376
Publishing - 0.02%
Idearc, Inc.
8.00% due 11/15/2016	105,000	109,200

Real Estate - 2.18%
AvalonBay Communities, Inc., REIT
5.50% due 01/15/2012	605,000	613,285
Boston Properties, Ltd., REIT
6.25% due 01/15/2013	215,000	225,984
Camden Property Trust, REIT
5.00% due 06/15/2015	216,000	210,392
Colonial Properties Trust, REIT
6.25% due 06/15/2014	211,000	219,098
Colonial Realty LP
5.50% due 10/01/2015	231,000	228,215
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	22,000	21,590
Duke Realty LP
5.95% due 02/15/2017	975,000	1,009,317
Health Care Property Investors, Inc., REIT
6.30% due 09/15/2016	750,000	775,372
Health Care Property Investors, Inc.,
Series MTN, REIT
4.875% due 09/15/2010	229,000	224,293
5.625% due 02/28/2013	520,000	518,036
Health Care, Inc., REIT
6.00% due 11/15/2013	215,000	217,254
6.20% due 06/01/2016 (a)	590,000	604,815
Healthcare Realty Trust, Inc., REIT
8.125% due 05/01/2011	360,000	390,976
Hospitality Properties Trust, REIT
6.75% due 02/15/2013	612,000	645,891
iStar Financial, Inc., REIT
6.05% due 04/15/2015	20,000	20,344
Nationwide Health Properties, Inc., REIT
6.50% due 07/15/2011	285,000	293,628
Realty Income Corp.
5.95% due 09/15/2016	560,000	578,903

The accompanying notes are an integral part of the financial statements. 92

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Rouse Company LP, REIT
6.75% due 05/01/2013		$420,000	$432,491
Rouse Company, REIT
3.625% due 03/15/2009		645,000	620,295
5.375% due 11/26/2013		209,000	199,923
Shimao Property Holdings, Ltd.
8.00% due 12/01/2016		270,000	271,350
Simon Property Group LP, REIT
5.75% due 12/01/2015		530,000	544,968
Socgen Real Estate Company LLC
7.64% due 12/29/2049 (b)		274,000	277,561
USB Realty Corp.
6.091% due 12/22/2049 (b)		500,000	508,745
Vornado Realty LP
5.60% due 02/15/2011		800,000	803,114
Westfield Group
5.40% due 10/01/2012		475,000	480,051

			10,935,891
Retail - 0.17%
CVS Corp.
6.125% due 08/15/2016		515,000	538,444
JC Penney Corp., Inc.
8.125% due 04/01/2027 (a)		320,000	329,292

			867,736
Steel - 0.13%
Reliance Steel & Aluminum Company
6.85% due 11/15/2036		270,000	280,873
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016		390,000	387,075

			667,948
Telecommunications Equipment &
Services - 0.86%
Axtel SAB de CV
7.625% due 02/01/2017 (a)		325,000	325,812
Citizens Communications Company
6.25% due 01/15/2013		270,000	270,000
9.00% due 08/15/2031		660,000	730,950
Deutsche Telekom International Finance BV
5.75% due 03/23/2016		1,000,000	1,005,426
6.625% due 07/11/2011	EUR	1,000	1,445
8.00% due 06/15/2010		$222,000	241,042
8.25% due 06/15/2030 (b)		227,000	286,851
Embarq Corp.
7.082% due 06/01/2016		880,000	909,974
France Telecom SA
7.75% due 03/01/2011		20,000	21,873
8.50% due 03/01/2031 (b)		220,000	294,980
SBC Communications, Inc.
4.125% due 09/15/2009		207,000	202,343
5.10% due 09/15/2014		16,000	15,753
5.625% due 06/15/2016		12,000	12,148
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011		9,000	9,483

			4,328,080

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone - 0.97%
AT&T, Inc.
6.80% due 05/15/2036 (a)	$400,000	$438,435
BellSouth Corp.
4.20% due 09/15/2009	212,000	207,702
6.00% due 11/15/2034 (a)	820,000	815,418
Sprint Capital Corp.
6.125% due 11/15/2008	216,000	219,132
6.375% due 05/01/2009	212,000	216,852
6.875% due 11/15/2028	642,000	654,594
8.375% due 03/15/2012	207,000	232,115
8.75% due 03/15/2032	317,000	386,814
Telecom Italia Capital SA
4.00% due 01/15/2010	670,000	646,605
4.00% due 11/15/2008	169,000	165,543
7.20% due 07/18/2036	550,000	591,685
Verizon Communications, Inc.
5.55% due 02/15/2016	300,000	302,471
Verizon, New York, Inc.
6.875% due 04/01/2012 (a)	15,000	15,851

		4,893,217
Tobacco - 0.05%
Altria Group, Inc.
7.00% due 11/04/2013	6,000	6,590
Reynolds American, Inc.
7.25% due 06/01/2013	245,000	258,071

		264,661
Transportation - 0.16%
CMA CGM SA
7.25% due 02/01/2013	455,000	458,412
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014 (a)	250,000	256,875
Overseas Shipholding Group, Inc.
8.25% due 03/15/2013	2,000	2,100
8.75% due 12/01/2013	75,000	81,750

		799,137
Travel Services - 0.06%
TDS Investor Corp.
9.875% due 09/01/2014	285,000	304,237

Utility Service - 0.00%
Public Service Company of New Mexico
4.40% due 09/15/2008	13,000	12,838

TOTAL CORPORATE BONDS (Cost $157,953,153)		$160,645,131

COLLATERALIZED MORTGAGE
OBLIGATIONS - 22.45%
American Home Mortgage Investment Trust,
Series 2004-4, Class 5A
4.44% due 02/25/2045	971,314	953,301
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	1,720,000	1,737,068
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3
4.128% due 07/10/2042	32,284	31,551

The accompanying notes are an integral part of the financial statements. 93

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class AJ
4.953% due 07/10/2043 (b)	$50,846	$49,688
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.1813% due 09/10/2047 (b)	470,000	470,547
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class H
5.1813% due 09/10/2047 (b)	350,000	340,156
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class AM
5.421% due 09/10/2045 (b)	1,600,000	1,609,212
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class XC
0.0419% IO due 09/10/2045 (b)	52,591,781	379,976
Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class A3
5.7125% due 05/10/2045 (b)	970,000	999,110
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	775,000	809,426
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A3A
5.60% due 08/10/2013	750,000	765,763
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class XC
0.058% IO due 07/10/2046	63,950,677	810,185
Banc of America Funding Corp., Series 2006-B,
Class 6A1
5.882% due 03/20/2036 (b)	572,204	577,765
Banc of America Funding Corp., Series 2006-D,
Class 6B1
5.9651% due 05/20/2036 (b)	324,682	325,850
Banc of America Large Loan, Series 2006-BIX1,
Class C
5.50% due 10/15/2019 (b)	1,000,000	1,000,156
Banc of America Large Loan,
Series 2005-MIB1, Class B
5.58% due 03/15/2022 (b)	895,000	895,618
Banc of America Large Loan, Series 2006-LAQ,
Class H
6.00% due 02/09/2021 (b)	525,000	525,569
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	7,046	7,008
Bear Stearns Alt-A Trust, Series 2005-3, Class B2
5.3105% due 04/25/2035 (b)	194,279	193,632
Bear Stearns Alt-A Trust, Series 2006-1, Class 23A1
5.7531% due 02/25/2036 (b)	517,826	519,402
Bear Stearns Alt-A Trust, Series 2006-3, Class 34A1
6.1864% due 05/25/2036 (b)	575,460	585,493
Bear Stearns Asset Backed Securities, Inc., Series
2003-AC4, Class A
5.00% due 09/25/2033	12,002	11,831
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW14, Class D
5.412% due 12/11/2038	400,000	399,795
Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW14, Class X1
0.049% IO due 12/11/2038	$66,754,610	$1,202,471
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2002-TOP8, Class A2
4.83% due 08/15/2038	715,000	704,418
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T10, Class A2
4.74% due 03/13/2040	790,000	773,599
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR5, Class X1
0.076% IO due 07/11/2042 (b)	485,635	10,159
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-T16, Class X1
0.1546% IO due 02/13/2046 (b)	585,843	11,465
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	47,292	45,439
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-BBA7, Class G
5.76% due 03/15/2019 (b)	700,000	699,997
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW13, Class X1
.0462% IO due 09/11/2041 (b)	51,874,538	730,902
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-T24, Class AY
0.451% IO due 10/12/2041	32,250,000	736,742
Bear Stearns Mortgage Funding Trust, Series
2006-AR4, Class A1
5.53% due 12/25/2036 (b)	2,491,781	2,491,774
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	29,619	32,106
Chaseflex Trust, Series 2005-2, Class 4A1
5.00% due 05/25/2020	331,690	324,848
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.7241% due 03/15/2049 (b)	575,000	596,083
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-10, Class 1A5A
5.8657% due 12/25/2035 (b)	455,093	458,860
Citigroup Mortgage Loan Trust, Inc., Series 2005-5,
Class 2A3
5.00% due 08/25/2035	310,937	305,301
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1
4.90% due 10/25/2035 (b)	1,319,729	1,308,543
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WF2, Class A2C
5.852% due 05/25/2036	2,000,000	2,009,740
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Class C
5.2255% due 07/15/2044 (b)	190,000	189,126
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.226% due 07/15/2044 (b)	360,000	361,712

The accompanying notes are an integral part of the financial statements. 94

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Citigroup/Deutsche Bank Commercial Mortgage,
Series 2006-CD2, Class AM
5.4092% due 01/15/2046 (b)	$1,000,000	$1,013,879
Citigroup/Deutsche Bank Commercial Mortgage,
Series 2006-CD2, Class X
0.0867% IO due 01/15/2046 (b)	110,386,723	624,237
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	49,859	47,027
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class B
5.2253% due 06/10/2044 (b)	49,365	49,144
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class G
5.2843% due 06/10/2044 (b)	25,000	24,271
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
5.52% due 11/15/2017 (b)	595,000	595,145
Commercial Mortgage Pass-Through Certificates,
Series 2005-C6, Class XC1
0.04% IO due 06/10/2044 (b)	6,811,576	46,960
Commercial Mortgage Pass-Through Certificates,
Series 2006-C7, Class A3
5.7069% due 06/10/2046 (b)	540,000	556,391
Commercial Mortgage Pass-Through Certificates,
Series 2006-CN2A, Class H
5.5699% due 02/05/2019 (b)	380,000	382,167
Countrywide Alternative Loan Trust,
Series 2004-24CB, Class 1A1
6.00% due 11/25/2034	232,352	232,860
Countrywide Alternative Loan Trust,
Series 2005-2, Class 1A1
5.1212% due 03/25/2035 (b)	1,590,529	1,596,127
Countrywide Alternative Loan Trust,
Series 2005-J1, Class 3A1
6.50% due 08/25/2032	136,455	138,139
Countrywide Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.50% due 05/25/2036	777,798	786,427
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB2, Class 4A
4.5324% due 07/20/2034 (b)	1,561,070	1,553,759
Countrywide Home Loans, Series 2005-6, Class 2A1
5.50% due 04/25/2035	278,336	272,421
Countrywide Home Loans, Series 2005-HYB5,
Class 1A2
4.8764% due 09/20/2035 (b)	683,995	681,214
Countrywide Home Loans,
Series 2005-HYB6, Class 1A1
5.078% due 10/20/2035 (b)	1,096,136	1,092,321
Credit Suisse Mortgage Capital Certificates, Series
2006-C4, Class AJ
5.538% due 09/15/2039 (b)	830,000	840,167
Credit Suisse Mortgage Capital Certificates, Series
2006-C4, Class AX
0.0585% IO due 09/15/2039 (b)	66,090,532	1,151,363

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
5.55% due 04/15/2021 (b)	$870,000	$870,189
Crown Castle Towers LLC, Series 2006-1A, Class E
6.065% due 11/15/2036	470,000	469,703
Crown Castle Towers LLC, Series 2006-1A, Class F
6.649% due 11/15/2036	1,505,000	1,511,220
Crown Castle Towers LLC, Series 2006-1A, Class G
6.795% due 11/15/2036	1,225,000	1,229,570
Crown Castle Towers LLC,
Series 2005-1A, Class AFX
4.643% due 06/15/2035	245,000	241,786
Crown Castle Towers LLC, Series 2005-1A, Class D
5.612% due 06/15/2035	571,000	571,993
CS First Boston Mortgage Securities Corp, Series
2003-CPN1, Class A2
4.597% due 03/15/2035	1,175,000	1,141,625
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A3
6.238% due 02/15/2034	15,004	15,054
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	34,555	34,934
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	32,087	33,284
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	19,746	20,587
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039	10,860	10,491
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AX
0.0822% IO due 02/15/2038 (b)	1,180,619	14,093
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class F
4.821% due 02/15/2038	20,000	18,937
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class B
5.016% due 04/15/2037 (b)	58,053	56,750
CS First Boston Mortgage Securities Corp.,
Series 2005-C4, Class F
5.3916% due 08/15/2038 (b)	50,000	49,281
CS First Boston Mortgage Securities Corp.,
Series 2005-C4, Class G
5.3916% due 08/15/2038 (b)	40,000	39,040
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032	405,000	414,968
Federal Home Loan Mortgage Corp.,
Series 2003-2640, Class WA
3.50% due 03/15/2033	98,153	94,614
Federal Home Loan Mortgage Corp.,
Series 2005-3019, Class MD
4.75% due 01/15/2031	2,272,170	2,254,936

The accompanying notes are an integral part of the financial statements. 95

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2006-3153, Class NE
5.50% due 05/15/2034	$795,000	$796,089
Federal Home Loan Mortgage Corp.,
Series 2006-3154, Class PM
5.50% due 05/15/2034	680,000	676,408
Federal Home Loan Mortgage Corp.,
Series 2006-3184, Class PD
5.50% due 07/15/2034 ***	2,320,000	2,307,352
Federal Home Loan Mortgage Corp.,
Series T-41, Class 3A
7.50% due 07/25/2032	4,813	4,995
Federal National Mortgage Association Whole
Loan, Series 2002-W3, Class A5
7.50% due 01/25/2028	9,216	9,574
Federal National Mortgage Association,
Series 2003-18, Class EX
4.00% due 06/25/2017	1,863,105	1,810,628
Federal National Mortgage Association,
Series 2003-33, Class AC
4.25% due 03/25/2033	84,296	81,581
Federal National Mortgage Association,
Series 2003-49, Class JE
3.00% due 04/25/2033	374,493	339,201
Federal National Mortgage Association,
Series 2003-58, Class AD
3.25% due 07/25/2033	244,029	226,412
Federal National Mortgage Association,
Series 2003-63, Class PE
3.50% due 07/25/2033	196,919	182,093
Federal National Mortgage Association,
Series 2006-57, Class PD
5.50% due 01/25/2035	885,000	878,978
Federal National Mortgage Association,
Series 2006-64, Class PC
5.50% due 10/25/2034	690,000	686,904
Federal National Mortgage Association,
Series 2006-65, Class HE
5.50% due 02/25/2035	995,000	986,658
Federal National Mortgage Association,
Series 2006-67, Class PD
5.50% due 12/25/2034	720,000	715,607
First Horizon Alternative Mortgage Securities,
Series 2004-AA2, Class 2A1
5.0195% due 08/25/2034 (b)	1,659,346	1,658,264
First Horizon Alternative Mortgage Securities,
Series 2004-AA5, Class B1
5.2234% due 12/25/2034 (b)	150,359	149,319
First Horizon Alternative Mortgage Securities,
Series 2006-AA2, Class B1
6.2007% due 05/25/2036 (b)	199,768	202,804
First Union National Bank Commercial Mortgage
Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	25,528	25,690
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	11,203	11,271

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	$22,214	$23,091
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	14,809	14,962
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC
0.074% IO due 06/10/2048 (b)	1,712,526	22,505
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class C
5.133% due 05/10/2043 (b)	43,737	43,156
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class H
5.3338% due 11/10/2045 (b)	450,000	437,617
Global Signal Trust, Series 2004-2A, Class D
5.093% due 12/15/2014	295,000	291,893
Global Signal Trust, Series 2006-1, Class E
6.495% due 02/15/2036	367,000	371,478
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C1, Class A1
5.988% due 04/15/2034	19,803	19,800
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C1, Class A1
5.785% due 11/15/2039	232,218	234,284
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1, Class AJ
5.349% due 11/10/2045 (b)	945,000	946,956
GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 2A1
5.6455% due 04/19/2036 (b)	333,687	335,253
Government National Mortgage Association,
Series 2003-42, Class XA
3.75% due 05/16/2033	74,957	70,914
Greenwich Capital Commercial Funding Corp,
Series 2007-GG9, Class C
5.554% due 03/10/2039	315,000	316,559
Greenwich Capital Commercial Funding Corp,
Series 2007-GG9, Class F
5.633% due 03/10/2039	170,000	170,845
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
5.9124% due 07/10/2038 (b)	735,000	772,238
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	42,568	41,685
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A2
5.117% due 04/10/2037	705,000	705,652
GS Mortgage Securities Corp. II, Series 2006-GG8,
Class A2
5.479% due 11/10/2039 (b)	955,000	968,167
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class E
5.078% due 07/10/2039 (b)	52,919	51,579

The accompanying notes are an integral part of the financial statements. 96

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class XC
0.1504% IO due 07/10/2039 (b)	$2,086,838	$41,705
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class AM
5.622% due 04/10/2038 (b)	1,350,000	1,379,175
GS Mortgage Securities Corp. II, Series 2006-GG8,
Class AM
5.591% due 11/10/2039	1,180,000	1,204,374
GSR Mortgage Loan Trust, Series 2004-14,
Class 3A2
4.58% due 12/25/2034 (b)	1,208,578	1,207,445
GSR Mortgage Loan Trust, Series 2004-9, Class B1
4.6327% due 08/25/2034 (b)	427,380	423,732
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 3A1
5.4048% due 01/25/2036 (b)	848,871	846,118
Harborview NIM Corp., Series 2006-BU1, Class N1
5.926% due 02/20/2046	139,738	139,787
IndyMac Index Mortgage Loan Trust,
Series 2004-AR13, Class B1
5.296% due 01/25/2035	249,889	251,104
IndyMac Index Mortgage Loan Trust,
Series 2005-AR5, Class B1
5.3853% due 05/25/2035 (b)	353,211	360,361
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1B1
6.4316% due 08/25/2036 (b)	299,037	306,442
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-CB16, Class D
5.771% due 05/12/2045 (b)	800,000	816,343
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045 (b)	845,000	851,262
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
5.8756% due 04/15/2045 (b)	490,000	513,785
JP Morgan Commercial Mortgage Finance Corp.,
Series 1997-C5, Class D
7.351% due 09/15/2029	730,000	756,879
JP Morgan Mortgage Trust, Series 2006-A7, Class
2A5
5.8644% due 01/25/2037 (b)	975,948	985,249
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	51,734	52,339
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-CBX, Class A2
3.89% due 01/12/2037	14,339	14,050
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A4B
4.996% due 08/15/2042 (b)	485,000	475,248
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class B
5.129% due 10/15/2042 (b)	145,000	142,693

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP6, Class X1
0.0361% IO due 04/15/2043 (b)	$82,018,720	$443,820
JPMorgan Mortgage Trust, Series 2005-S2,
Class 2A16
6.50% due 09/25/2035	242,930	250,746
JPMorgan Mortgage Trust, Series 2005-S3,
Class 2A2
5.50% due 01/25/2021	528,504	526,357
LB-UBS Commercial Mortgage Trust, Series
2006-C6, Class AJ
5.452% due 09/15/2039 (b)	845,000	852,473
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	29,619	31,313
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class XCL
0.1918% IO due 02/15/2040 (b)	741,260	15,911
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G
5.111% due 07/15/2040 (b)	25,472	24,910
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2
4.885% due 09/15/2040	58,053	57,759
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.899% due 06/15/2038 (b)	575,000	601,611
Mastr Adjustable Rate Mortgages Trust,
Series 2004-13, Class 2A1
3.8172% due 04/21/2034 (b)	1,861,208	1,828,892
Mastr Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
4.6525% due 08/25/2034 (b)	891,647	883,499
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
5.1167% due 03/25/2035 (b)	1,968,855	1,971,060
Mastr Adjustable Rate Mortgages Trust,
Series 2006-2, Class 4A1
4.9897% due 02/25/2036 (b)	736,146	730,921
Merrill Lynch Mortgage Investors Trust, Series
2006-A1, Class 2A1
6.182% due 03/25/2036 (b)	1,049,092	1,066,578
Merrill Lynch Mortgage Trust, Series 2004-BPB1,
Class XC
0.058% IO due 09/12/2041	489,323	9,769
Merrill Lynch Mortgage Trust,
Series 2004-KEY2, Class A4
4.864% due 08/12/2039 (b)	31,988	31,271
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XC
0.0549% IO due 07/12/2038	5,555,275	36,353
Merrill Lynch Mortgage Trust, Series 2005-CKI1,
Class A6
5.2441% due 11/12/2037 (b)	435,000	436,660
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class AM
5.6598% due 05/12/2039 (b)	1,000,000	1,030,869

The accompanying notes are an integral part of the financial statements. 97

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Merrill Lynch Mortgage Trust, Series 2006-C2,
Class X
.5739% IO due 08/12/2043	$15,747,410	$483,231
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-3, Class A4
5.414% due 07/12/2046 (b)	595,000	599,805
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A4
5.9098% due 06/12/2046 (b)	785,000	823,685
ML CFC
0.051% due 12/12/2049	44,848,265	679,092
Morgan Stanley Capital I, Series 2006-IQ12, Class E
5.538% due 12/15/2043 (b)	390,000	391,815
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.983% due 08/12/2041	455,000	475,969
Morgan Stanley Capital I, Series 2007-HQ11, Class
A31
5.439% due 02/12/2044 (b)	915,000	919,989
Morgan Stanley Capital I, Series 2007-SRR3, Class
A
5.62% due 02/20/2049	1,000,000	1,000,000
Morgan Stanley Capital I, Series 2007-SRR3, Class
B
5.72% due 02/20/2049	1,000,000	1,000,000
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.94% due 09/13/2045	27,150	26,306
Morgan Stanley Capital I, Series 2005-HQ7,
Class A2
5.2034% due 11/14/2042 (b)	415,000	416,819
Morgan Stanley Capital I, Series 2005-HQ7,
Class A4
5.2034% due 11/14/2042 (b)	415,000	415,215
Morgan Stanley Capital I, Series 2005-IQ10,
Class A4A
5.23% due 09/15/2042 (b)	675,000	673,338
Morgan Stanley Capital I, Series 2005-IQ9, Class X1
0.1093% IO due 07/15/2056 (b)	686,495	20,369
Morgan Stanley Capital I, Series 2005-T17, Class X1
0.1119% IO due 12/13/2041 (b)	1,476,225	22,604
Morgan Stanley Capital I, Series 2006-HQ8, Class X
0.084% IO due 03/12/2044 (b)	110,124,014	521,052
Morgan Stanley Capital I, Series 2006-HQ9, Class X
0.205% IO due 07/12/2044 (b)	53,588,367	972,832
Morgan Stanley Capital I, Series 2006-T21, Class X
0.1516% IO due 10/12/2052 (b)	20,419,827	285,422
Nomura Asset Acceptance Corp.,
Series 2006-AF1, Class CB1
6.5224% due 06/25/2036 (b)	304,815	313,583
Nomura Asset Acceptance Corp.,
Series 2006-AF2, Class 4A
6.7496% due 08/25/2036 (b)	548,513	561,381
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
4.3554% due 05/25/2035 (b)	316,502	310,571
Residential Accredit Loans, Inc.,
Series 2005-QA12, Class NB5
5.9925% due 12/25/2035 (b)	562,408	572,549

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A1
6.50% due 07/25/2036	$673,481	$684,542
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	12,045	12,535
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A2
6.226% due 12/18/2035	5,661	5,675
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	24,682	25,691
SBA CMBS Trust, Series 2006-1A, Class F
6.709% due 11/15/2036	445,000	447,908
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036	680,000	684,926
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036	580,000	584,169
SBA CMBS Trust, Series 2005-1A, Class B
5.565% due 11/15/2035	275,000	278,294
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035	397,000	402,811
SBA CMBS Trust, Series 2005-1A, Class D
6.219% due 11/15/2035	100,000	101,719
SBA CMBS Trust, Series 2005-1A, Class E
6.706% due 11/15/2035	110,000	112,423
Sequoia Mortgage Trust, Series 2005-3, Class A1
5.52% due 05/20/2035 (b)	8,975	8,984
Timberstar Trust, Series 2006-1A, Class A
5.668% due 10/15/2036	900,000	917,783
Timberstar Trust, Series 2006-1A, Class D
6.208% due 10/15/2036	475,000	491,455
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class XC
0.0526% IO due 07/15/2045 (b)	51,454,118	508,547
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class XC
0.0707% IO due 03/15/2042 (b)	994,116	9,128
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class A5
4.661% due 05/15/2044	66,742	65,109
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class AJ
4.793% due 05/15/2044	37,517	36,146
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2006-7, Class
A3
6.081% due 09/25/2036	1,350,000	1,360,017
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2007-1, Class
B1
6.2053% due 02/25/2037 (b)	365,000	367,167
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-6,
Class 1CB
6.50% due 08/25/2035	314,242	317,728

The accompanying notes are an integral part of the financial statements. 98

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Washington Mutual, Inc., Series 2005-1, Class 6A1
6.50% due 03/25/2035	$18,196	$18,407
Washington Mutual, Inc.,
Series 2005-AR12, Class 1A8
4.8379% due 10/25/2035 (b)	1,379,551	1,369,428
Washington Mutual, Inc., Series 2006-SL1, Class A
5.303% due 11/23/2043	896,020	894,508
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR15, Class A3
5.6803% due 10/25/2036 (b)	1,010,268	1,017,539
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-7, Class 2A2
5.00% due 07/25/2019	328,998	323,240
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16, Class 2A1
4.9448% due 10/25/2035 (b)	3,258,837	3,263,164

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $111,606,699)		$112,750,456

ASSET BACKED SECURITIES - 5.24%
Airplanes Pass Through Trust, Series 2001-1A,
Class A9
5.87% due 03/15/2019 (b)	1,000,000	691,875
Alesco Preferred Funding, Ltd., Series 14A, Class B
6.015% due 09/23/2037 (b)	1,500,000	1,500,000
Amresco Residential Securities Mortgage Loan
Trust, Series 1998-1, Class A6
6.51% due 08/25/2027	1,913	1,917
Ansonia CDO, Ltd.
5.812% due 07/28/2046	1,150,000	1,154,357
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
5.96% due 01/26/2042 (b)	370,000	370,000
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
6.41% due 01/26/2042 (b)	615,000	615,000
Argent Securities, Inc., Series 2004-W1, Class M3
6.77% due 03/25/2034 (b)	31,593	31,949
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
5.79% due 03/20/2050 (b)	400,000	400,400
Cedarwoods Credit CDO, Ltd., Series 2007-2A,
Class B
5.70% due 02/25/2052	1,000,000	1,000,000
Citigroup Mortgage Loan Trust Inc., Series
2007-OPX1, Class A3A
5.972% due 01/25/2037	405,000	404,984
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF3
3.842% due 10/25/2030 (b)	3,111	3,099
Countrywide Asset-Backed Certificates,
Series 2004-12, Class 2AV2
5.60% due 09/25/2033 (b)	234	234
Credit-Based Asset Servicing and Securitization,
Series 2006-MH1, Class B1
6.25% due 09/25/2036	460,000	379,931

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Credit-Based Asset Servicing and Securitization,
Series 2005-CB8, Class AF2
5.303% due 12/25/2035	$1,000,000	$997,474
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036	1,250,000	1,248,348
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031	1,610,000	1,646,159
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031	125,000	127,969
Dillon Read CMBS CDO, Ltd.,Series 2006-1A,
Class A3
6.08% due 12/05/2046	975,000	975,000
Equity One ABS, Inc., Series 2004-2, Class AV2
5.57% due 07/25/2034 (b)	1,109	1,111
GSAA Home Equity Trust, Series 2006-10,
Class AF3
5.9846% due 06/25/2036 (b)	1,000,000	1,007,983
Highland Park CDO, Ltd., Series 2006-1A, Class A2
5.77% due 11/25/2051 (b)	1,230,000	1,225,879
Home Equity Mortgage Trust,
Series 2005-3, Class A1
5.56% due 11/25/2035 (b)	18,583	18,589
JER CDO, Series 2006-2A, Class AFL
5.68% due 03/25/2045 (b)	700,000	698,110
LNR CDO, Ltd., Series 2006-1A, Class BFL
5.90% due 05/28/2043 (b)	700,000	700,000
Mesa West Capital CDO, Ltd., Series 2007-1A,
Class A1
5.6293% due 06/25/2047 (b)	970,000	970,000
Morgan Stanley Mortgage Loan Trust, Series
2007-3XS, Class 2A4S
5.9631% due 01/25/2047	455,000	455,000
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
4.72% due 12/25/2050	570,000	570,000
North Street Referenced Linked Notes, Series
2000-1A, Class C
7.1263% due 04/28/2011 (b)	500,000	395,137
N-Star Real Estate CDO, Ltd.,
Series 2006-7A, Class B
5.70% due 06/22/2051 (b)	900,000	899,280
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
6.10% due 02/01/2041 (b)	475,000	475,000
N-Star Real Estate CDO, Ltd.,
Series 2006-8a, Class G
6.30% due 02/01/2041 (b)	475,000	475,000
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	1,050,000	1,053,411
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.6329% due 01/25/2037 (b)	1,000,000	1,001,322
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class AF3
4.982% due 09/25/2035 (b)	65,162	64,685
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A2
5.35% due 01/25/2036 (b)	900,000	897,716

The accompanying notes are an integral part of the financial statements. 99

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Prima Capital Ltd., Series 2006-CR1A, Class A1
5.417% due 12/28/2048	$1,540,691	$1,547,311
Rait Cre CDO, Ltd., Series 2006-1A, Class H
7.60% due 11/20/2046 (b)	710,000	710,000
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF3
4.499% due 08/25/2035	210,000	207,833
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934% due 08/25/2035	335,000	331,620
Renaissance Home Equity Loan Trust,
Series 2005-4, Class A2
5.399% due 02/25/2036	1,000,000	995,480
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	23,478	23,398
Specialty Underwriting & Residential Finance,
Series 2004-BC4, Class A2B
5.63% due 10/25/2035 (b)	4,377	4,379
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.89% due 05/25/2034 (b)	49,000	48,089

TOTAL ASSET BACKED SECURITIES
(Cost $26,279,232)		$26,325,029

SUPRANATIONAL OBLIGATIONS - 0.05%
Honduras - 0.00%
Central American Bank for Economic Integration
6.75% due 04/15/2013	12,000	12,747

Venezuela - 0.05%
Corporacion Andina de Fomento
5.20% due 05/21/2013	214,000	210,929
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	20,000	21,280

		232,209

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $249,249)		$244,956

COMMON STOCKS - 0.08%
Coal - 0.08%
Great Lakes Carbon Income Fund	38,100	383,881

TOTAL COMMON STOCKS (Cost $378,846)		$383,881

PREFERRED STOCKS - 0.05%
Food & Beverages - 0.05%
Ocean Spray Cranberries, Inc. *	3,200	260,700

TOTAL PREFERRED STOCKS (Cost $262,400)		$260,700

SHORT TERM INVESTMENTS - 22.96%
Federal Home Loan Bank Discount Notes
zero coupon due 03/01/2007 ***	$4,200,000	$4,200,000

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
Federal National Mortgage Association Discount
Notes
zero coupon due 03/13/2007 to
03/19/2007 ***	$60,000,000	$59,889,400
State Street Navigator Securities Lending
Prime Portfolio (c)	51,250,213	51,250,213

TOTAL SHORT TERM INVESTMENTS
(Cost $115,339,613)		$115,339,613

REPURCHASE AGREEMENTS - 3.42%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$17,161,193 on 03/01/2007,
collateralized by $90,000 Federal
National Mortgage Association, 6%
due 04/18/1936 (valued at
$96,413, including interest) and
$14,755,000 Federal Home Loan
Mortgage Corp., 6.25% due
07/15/1932 (valued at
$17,410,900, including interest) (c)***	$17,159,000	$17,159,000

TOTAL REPURCHASE AGREEMENTS
(Cost $17,159,000)		$17,159,000

Total Investments (Active Bond Fund)
(Cost $617,524,060) - 124.00%		$622,843,596
Liabilities in Excess of Other Assets - (24.00)%		(120,533,855)

TOTAL NET ASSETS - 100.00%		$502,309,741

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 87.02%
Advertising - 0.97%
Omnicom Group, Inc.	32,400	$3,356,964

Aerospace - 4.16%
Boeing Company	58,700	5,122,749
Lockheed Martin Corp.	44,500	4,328,960
Raytheon Company	92,200	4,937,310

		14,389,019

Air Travel - 0.82%
Alaska Air Group, Inc. *	27,600	1,131,600
AMR Corp. * (a)	50,000	1,704,500

		2,836,100

Aluminum - 0.21%
Century Aluminum Company * (a)	15,700	714,821

Apparel & Textiles - 0.71%
Jones Apparel Group, Inc.	70,100	2,307,692
The Gymboree Corp. *	3,500	131,915

		2,439,607

The accompanying notes are an integral part of the financial statements. 100

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Parts - 0.04%
ArvinMeritor, Inc. (a)	8,100	$147,906

Automobiles - 0.11%
PACCAR, Inc.	3,350	232,792
Tenneco, Inc. *	6,000	145,800

		378,592
Banking - 2.56%
Bank of America Corp.	174,200	8,861,554

Biotechnology - 2.42%
Amgen, Inc. *	77,000	4,948,020
Applera Corp. (a)	16,200	500,256
Cephalon, Inc. *	30,800	2,189,264
Digene Corp. * (a)	15,900	751,752

		8,389,292
Business Services - 0.67%
Acxiom Corp.	73,200	1,563,552
Cadence Design Systems, Inc. *	38,600	769,684

		2,333,236
Cable and Television - 1.25%
DIRECTV Group, Inc. *	190,900	4,306,704

Chemicals - 1.30%
FMC Corp.	8,900	654,773
Huntsman Corp. *	14,300	292,435
Lyondell Chemical Company (a)	93,500	2,978,910
Praxair, Inc.	9,100	561,379

		4,487,497
Computers & Business Equipment - 6.23%
Cisco Systems, Inc. *	222,800	5,779,432
Hewlett-Packard Company	127,400	5,017,012
International Business Machines Corp.	69,800	6,492,098
Lexmark International, Inc. * (a)	47,200	2,858,432
Plexus Corp. *	2,800	45,920
Silicon Storage Technology, Inc. *	24,800	131,440
Western Digital Corp. *	64,900	1,244,133

		21,568,467
Containers & Glass - 0.05%
Sonoco Products Company	4,400	162,888
Cosmetics & Toiletries - 2.16%
Colgate-Palmolive Company	77,400	5,213,664
Estee Lauder Companies, Inc., Class A	44,000	2,106,720
Kimberly-Clark Corp.	2,300	156,653

		7,477,037
Crude Petroleum & Natural Gas - 2.60%
Apache Corp.	5,600	383,768
Cimarex Energy Company	6,900	240,879
Devon Energy Corp.	52,600	3,456,346
Forest Oil Corp. * (a)	9,500	303,050
Newfield Exploration Company *	65,700	2,839,554
Plains Exploration & Production Company *	5,700	260,091
Swift Energy Company *	5,800	225,272

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
Unit Corp. *	26,100	$1,277,595

		8,986,555
Drugs & Health Care - 0.04%
Pain Therapeutics, Inc. * (a)	18,400	145,176

Electrical Equipment - 0.29%
Emerson Electric Company	23,200	999,688

Electrical Utilities - 1.74%
Exelon Corp.	22,400	1,476,832
FirstEnergy Corp.	72,800	4,555,096

		6,031,928
Electronics - 0.17%
Thermo Electron Corp. *	13,000	588,510

Energy - 0.96%
Duke Energy Corp. (a)	93,700	1,844,953
Sempra Energy	24,300	1,459,215

		3,304,168
Financial Services - 9.90%
Bear Stearns Companies, Inc.	13,600	2,070,464
Citigroup, Inc.	20,600	1,038,240
Federal National Mortgage Association	19,800	1,123,254
Goldman Sachs Group, Inc.	27,100	5,463,360
IndyMac Bancorp, Inc. (a)	57,700	1,980,841
JP Morgan Chase & Company	109,800	5,424,120
Lehman Brothers Holdings, Inc.	2,500	183,250
Merrill Lynch & Company, Inc.	65,400	5,472,672
Morgan Stanley	69,900	5,236,908
Wells Fargo & Company (c)	180,600	6,266,820

		34,259,929
Food & Beverages - 3.11%
ConAgra Foods, Inc.	173,700	4,382,451
Pepsi Bottling Group, Inc.	39,700	1,230,700
PepsiCo, Inc.	81,400	5,140,410

		10,753,561
Healthcare Products - 2.85%
Becton, Dickinson & Company	59,100	4,491,009
Dade Behring Holdings, Inc.	10,300	421,888
Kinetic Concepts, Inc. * (a)	43,500	2,138,025
Zimmer Holdings, Inc. *	33,400	2,816,622

		9,867,544
Healthcare Services - 0.66%
Humana, Inc. *	7,200	430,848
McKesson Corp.	33,100	1,845,656

		2,276,504
Holdings Companies/Conglomerates - 1.92%
General Electric Company	90,300	3,153,276
Loews Corp.	80,500	3,496,920

		6,650,196

The accompanying notes are an integral part of the financial statements. 101

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants - 1.82%
Choice Hotels International, Inc.	7,300	$273,677
Darden Restaurants, Inc.	39,300	1,609,728
McDonald's Corp.	19,800	865,656
Starbucks Corp. *	115,200	3,559,680

		6,308,741
Industrial Machinery - 1.42%
AGCO Corp. *	11,500	416,875
Cummins, Inc.	26,800	3,609,424
Intevac, Inc. * (a)	32,800	894,456

		4,920,755
Insurance - 1.94%
Aetna, Inc.	7,100	314,317
CNA Financial Corp. *	46,300	1,901,078
Genworth Financial, Inc.	11,400	403,218
MetLife, Inc.	13,800	871,470
Philadelphia Consolidated Holding Corp. *	39,000	1,790,490
W.R. Berkley Corp.	44,200	1,440,920

		6,721,493
International Oil - 3.54%
Chevron Corp.	96,500	6,620,865
Exxon Mobil Corp.	78,500	5,626,880

		12,247,745
Internet Content - 0.70%
Google, Inc., Class A *	5,400	2,427,030

Internet Retail - 0.40%
eBay, Inc. *	23,700	759,822
Nutri/System, Inc. * (a)	13,800	623,070

		1,382,892
Internet Service Provider - 0.19%
Yahoo!, Inc. *	21,700	669,662

Internet Software - 0.09%
Symantec Corp. *	18,900	323,190

Leisure Time - 0.61%
International Game Technology	16,000	660,000
Walt Disney Company	41,900	1,435,494

		2,095,494
Life Sciences - 0.03%
Pharmanet Development Group, Inc. * (a)	5,600	113,792

Manufacturing - 0.18%
Snap-on, Inc.	12,600	631,260

Metal & Metal Products - 0.82%
Southern Copper Corp. (a)	40,400	2,844,160

Mining - 0.03%
Stillwater Mining Company * (a)	8,800	112,024

Office Furnishings & Supplies - 0.92%
Avery Dennison Corp.	2,200	146,212
Office Depot, Inc. *	90,800	3,029,088

		3,175,300

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper - 1.02%
Buckeye Technologies, Inc. *	6,400	$81,408
International Paper Company	95,700	3,446,157

		3,527,565
Petroleum Services - 2.73%
Superior Energy Services, Inc. *	70,300	2,154,695
Tesoro Petroleum Corp. (a)	28,300	2,579,262
Tidewater, Inc. (a)	48,500	2,520,545
Todco, Class A *	63,900	2,177,712

		9,432,214
Pharmaceuticals - 5.58%
Abbott Laboratories	91,700	5,008,654
Endo Pharmaceutical Holdings, Inc. *	4,000	124,840
Medicis Pharmaceutical Corp., Class A (a)	1,800	65,448
Merck & Company, Inc.	60,000	2,649,600
Mylan Laboratories, Inc.	142,300	3,012,491
Pfizer, Inc.	148,600	3,709,056
Schering-Plough Corp.	180,300	4,233,444
Sciele Pharma, Inc. * (a)	22,300	512,900

		19,316,433
Publishing - 1.33%
McGraw-Hill Companies, Inc.	71,200	4,600,232

Real Estate - 1.87%
Apartment Investment & Management
Company, Class A, REIT	2,700	158,922
Equity Residential, REIT	17,100	868,509
Health Care REIT, Inc.	7,900	353,999
Hospitality Properties Trust, REIT	9,000	414,630
Liberty Property Trust, REIT	8,200	420,250
ProLogis, REIT	14,500	958,885
Public Storage, Inc., REIT	1,500	151,905
Regency Centers Corp., REIT	8,700	745,938
Simon Property Group, Inc., REIT	10,300	1,161,221
Thornburg Mortgage, Inc., REIT (a)	10,600	268,392
Vornado Realty Trust, REIT	7,500	954,000

		6,456,651
Retail Grocery - 0.98%
Safeway, Inc.	98,200	3,394,774

Retail Trade - 2.89%
Children's Place Retail Stores, Inc. *	4,700	255,962
Dollar Tree Stores, Inc. *	99,000	3,376,890
Family Dollar Stores, Inc.	61,500	1,781,655
Federated Department Stores, Inc.	24,400	1,089,704
Kohl's Corp. *	33,200	2,290,468
Nordstrom, Inc.	13,900	737,951
Payless ShoeSource, Inc. *	8,100	250,290
Ross Stores, Inc.	6,800	222,836

		10,005,756
Sanitary Services - 1.40%
Allied Waste Industries, Inc. *	38,500	493,570

The accompanying notes are an integral part of the financial statements. 102

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sanitary Services (continued)
Waste Management, Inc.	128,000	$4,358,400

		4,851,970
Semiconductors - 2.21%
Altera Corp. *	36,200	764,182
Asyst Technologies, Inc. *	10,300	72,718
MEMC Electronic Materials, Inc. *	25,800	1,330,506
National Semiconductor Corp.	109,100	2,795,142
Novellus Systems, Inc. * (a)	23,300	750,260
NVIDIA Corp. *	61,300	1,900,300
Tessera Technologies, Inc. *	600	24,252

		7,637,360
Software - 3.07%
BEA Systems, Inc. *	178,500	2,129,505
BMC Software, Inc. *	20,500	632,630
Microsoft Corp.	249,000	7,014,330
MicroStrategy, Inc., Class A *	6,700	844,669

		10,621,134
Steel - 0.09%
United States Steel Corp.	3,500	310,170

Telecommunications Equipment &
Services - 0.06%
Alaska Communications Systems Group, Inc. (a)	2,000	29,260
InterDigital Communication Corp. * (a)	5,200	180,544

		209,804
Telephone - 2.05%
AT&T, Inc.	26,300	967,840
Verizon Communications, Inc.	163,700	6,127,291

		7,095,131
Tobacco - 0.18%
Altria Group, Inc.	7,300	615,244

Toys, Amusements & Sporting Goods - 0.04%
Mattel, Inc.	4,600	119,646

Trucking & Freight - 0.93%
Navistar International Corp. *	300	12,165
Ryder Systems, Inc.	62,600	3,220,144

		3,232,309

TOTAL COMMON STOCKS (Cost $287,549,883)		$301,113,374

SHORT TERM INVESTMENTS - 7.55%
State Street Navigator Securities
Lending Prime Portfolio (c)	$24,225,970	$24,225,970
U.S. Treasury Bills
zero coupon due 04/19/2007	1,900,000	1,887,121

TOTAL SHORT TERM INVESTMENTS
(Cost $26,113,091)		$26,113,091

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 10.28%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$35,570,545 on 03/01/2007,
collateralized by $35,745,000
Federal National Mortgage
Association, 6.6% due 12/26/2036
(valued at $36,281,175, including
interest) (c)	$35,566,000	$35,566,000

TOTAL REPURCHASE AGREEMENTS
(Cost $35,566,000)		$35,566,000

Total Investments (All Cap Core Fund)
(Cost $349,228,974) - 104.85%		$362,792,465
Liabilities in Excess of Other Assets - (4.85)%		(16,769,117)

TOTAL NET ASSETS - 100.00%		$346,023,348

All Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.72%
Aerospace - 5.65%
Boeing Company	20,995	$1,832,234
General Dynamics Corp.	33,086	2,529,755
Spirit Aerosystems Holdings, Inc., Class A *	90,939	2,683,610
United Technologies Corp.	49,391	3,241,531

		10,287,130
Apparel & Textiles - 1.41%
Carter's, Inc. * (a)	61,319	1,473,495
Phillips-Van Heusen Corp.	19,958	1,094,497

		2,567,992
Biotechnology - 1.34%
Amgen, Inc. *	38,137	2,450,684

Broadcasting - 2.27%
Grupo Televisa SA, SADR	78,774	2,149,743
News Corp.	87,897	1,980,319

		4,130,062
Business Services - 2.24%
Accenture, Ltd., Class A	61,027	2,178,664
Fiserv, Inc. *	17,166	909,111
Global Payments, Inc.	25,615	985,409

		4,073,184
Cellular Communications - 1.55%
America Movil SA de CV, Series L SADR	30,436	1,333,097
China Mobile, Ltd.	160,500	1,491,676

		2,824,773
Chemicals - 0.85%
Syngenta AG *	8,743	1,544,190

The accompanying notes are an integral part of the financial statements. 103

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment - 10.16%
Apple Computer, Inc. *	58,594	$4,957,638
Cisco Systems, Inc. *	171,800	4,456,492
Dell, Inc. *	57,763	1,319,885
Hewlett-Packard Company	80,149	3,156,268
Micros Systems, Inc. *	21,097	1,176,369
Research In Motion, Ltd. *	15,000	2,109,150
Seagate Technology (a)	49,916	1,342,740

		18,518,542
Construction & Mining Equipment - 1.19%
National Oilwell, Inc. *	31,110	2,166,500

Cosmetics & Toiletries - 1.32%
Colgate-Palmolive Company	35,675	2,403,068

Crude Petroleum & Natural Gas - 1.01%
Occidental Petroleum Corp.	39,807	1,838,287

Electrical Equipment - 2.39%
Cooper Industries, Ltd., Class A	22,044	2,022,316
Emerson Electric Company	53,987	2,326,300

		4,348,616
Electronics - 0.87%
Amphenol Corp., Class A	24,458	1,578,519

Energy - 1.00%
McDermott International, Inc. *	37,932	1,828,322

Financial Services - 7.73%
Goldman Sachs Group, Inc.	18,046	3,638,074
JP Morgan Chase & Company	75,457	3,727,576
Merrill Lynch & Company, Inc.	34,246	2,865,705
Morgan Stanley	27,695	2,074,909
UBS AG *	30,015	1,778,986

		14,085,250
Food & Beverages - 0.75%
PepsiCo, Inc.	21,503	1,357,915

Healthcare Products - 1.41%
Becton, Dickinson & Company	17,707	1,345,555
Zimmer Holdings, Inc. *	14,467	1,220,002

		2,565,557
Healthcare Services - 3.90%
Health Net, Inc. * (a)	64,368	3,441,757
McKesson Corp.	25,665	1,431,081
Quest Diagnostics, Inc.	1,655	84,438
UnitedHealth Group, Inc.	41,251	2,153,302

		7,110,578
Hotels & Restaurants - 1.81%
Burger King Holdings, Inc. (a)	49,355	1,051,262
Darden Restaurants, Inc.	55,000	2,252,800

		3,304,062
Household Products - 1.08%
The Clorox Company	31,075	1,968,912

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery - 2.20%
Cameron International Corp. *	35,363	$2,004,728
Komatsu, Ltd.	45,230	1,007,533
Terex Corp. *	15,140	996,818

		4,009,079
Industrials - 0.80%
ABB, Ltd.	86,931	1,458,358

Insurance - 2.12%
Assurant, Inc. (a)	39,330	2,102,188
Chubb Corp.	34,672	1,770,006

		3,872,194
Internet Content - 0.94%
Google, Inc., Class A *	3,824	1,718,697

Internet Retail - 1.20%
eBay, Inc. *	68,325	2,190,500

Leisure Time - 0.73%
Electronic Arts, Inc. *	26,509	1,336,584

Manufacturing - 0.58%
Acuity Brands, Inc. (a)	19,186	1,062,904

Medical-Hospitals - 1.49%
Manor Care, Inc. (a)	23,728	1,271,346
VCA Antech, Inc. *	39,337	1,444,062

		2,715,408
Metal & Metal Products - 2.47%
Companhia Vale do Rio Doce, SADR	30,842	1,052,329
Precision Castparts Corp.	37,967	3,453,858

		4,506,187
Mining - 0.53%
Rio Tinto PLC	18,089	970,751

Office Furnishings & Supplies - 1.01%
OfficeMax, Inc.	35,442	1,839,440

Petroleum Services - 1.02%
Valero Energy Corp.	32,240	1,858,636

Pharmaceuticals - 8.73%
Abbott Laboratories	36,835	2,011,928
Forest Laboratories, Inc. *	35,356	1,830,027
Gilead Sciences, Inc. *	27,189	1,945,645
Merck & Company, Inc.	75,622	3,339,467
Pfizer, Inc.	70,136	1,750,594
Roche Holdings AG	19,363	3,453,254
Shire PLC	74,713	1,582,694

		15,913,609
Publishing - 0.86%
McGraw-Hill Companies, Inc.	24,141	1,559,750

Retail Grocery - 0.72%
Safeway, Inc.	37,871	1,309,201

Retail Trade - 10.29%
Aeropostale, Inc. *	41,265	1,511,950
Best Buy Company, Inc.	54,625	2,538,424

The accompanying notes are an integral part of the financial statements. 104

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Costco Wholesale Corp. (a)	16,133	$901,673
DSW, Inc., Class A * (a)	24,360	975,618
Family Dollar Stores, Inc.	97,516	2,825,038
J.C. Penney Company, Inc.	40,861	3,314,236
Limited Brands, Inc. (a)	55,754	1,543,271
Longs Drug Stores Corp. (a)	25,706	1,184,018
Nordstrom, Inc.	38,161	2,025,967
PETsMART, Inc.	63,499	1,924,655

		18,744,850
Semiconductors - 2.45%
Microchip Technology, Inc. (a)	50,013	1,780,463
Texas Instruments, Inc.	86,709	2,684,510

		4,464,973
Software - 4.46%
Adobe Systems, Inc. *	44,282	1,738,068
BEA Systems, Inc. *	139,787	1,667,659
Microsoft Corp.	86,586	2,439,128
Sybase, Inc. *	43,151	1,078,343
VeriFone Holdings, Inc. * (a)	30,676	1,197,898

		8,121,096
Telecommunications Equipment &
Services - 3.19%
Amdocs, Ltd. *	117,597	4,070,032
KDDI Corp.	222	1,739,742

		5,809,774

TOTAL COMMON STOCKS (Cost $155,189,934)		$174,414,134

SHORT TERM INVESTMENTS - 8.20%
State Street Navigator Securities
Lending Prime Portfolio (c)	$14,944,688	$14,944,688

TOTAL SHORT TERM INVESTMENTS
(Cost $14,944,688)		$14,944,688

REPURCHASE AGREEMENTS - 2.26%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.99% to be repurchased at
$4,105,569 on 3/01/2007,
collateralized by $4,130,000
Federal Home Loan Mortgage
Corp., 5% due 11/01/2010 (valued
at $4,191,950, including interest) (c)	$4,105,000	$4,105,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,105,000)		$4,105,000

Total Investments (All Cap Growth Fund)
(Cost $174,239,622) - 106.18%		$193,463,822
Liabilities in Excess of Other Assets - (6.18)%		(11,253,872)

TOTAL NET ASSETS - 100.00%		$182,209,950

All Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.11%
Advertising - 0.63%
Interpublic Group of Companies, Inc. * (a)	131,600	$1,656,844

Aerospace - 2.49%
Alliant Techsystems, Inc. * (a)	20,600	1,782,930
Curtiss Wright Corp. (a)	16,700	584,166
General Dynamics Corp.	47,200	3,608,912
Moog, Inc., Class A *	14,687	559,722

		6,535,730
Banking - 6.42%
Bank of America Corp.	46,257	2,353,093
Bank of New York Company, Inc.	50,309	2,043,551
Cullen Frost Bankers, Inc.	82,035	4,436,453
Marshall & Ilsley Corp.	76,664	3,643,840
SunTrust Banks, Inc.	16,900	1,424,839
US Bancorp	41,400	1,476,324
Webster Financial Corp.	29,635	1,463,673

		16,841,773
Business Services - 3.99%
Automatic Data Processing, Inc.	34,465	1,716,012
Cadence Design Systems, Inc. *	159,830	3,187,010
R.H. Donnelley Corp. *	29,800	2,132,190
R.R. Donnelley & Sons Company	80,315	2,905,797
URS Corp. *	12,500	519,625

		10,460,634
Cable and Television - 2.63%
Comcast Corp.-Special Class A *	215,306	5,479,525
Time Warner, Inc.	70,200	1,428,570

		6,908,095
Chemicals - 3.29%
Cabot Corp.	40,700	1,820,104
Cytec Industries, Inc.	24,300	1,429,326
Eastman Chemical Company (a)	8,470	500,746
Praxair, Inc.	52,818	3,258,343
Rohm & Haas Company	30,800	1,628,088

		8,636,607
Commercial Services - 0.95%
Shaw Group, Inc. * (a)	80,979	2,492,534

Computers & Business Equipment - 1.44%
Henry, Jack & Associates, Inc.	14,500	340,170
Sun Microsystems, Inc. *	561,400	3,441,382

		3,781,552
Containers & Glass - 0.64%
Ball Corp.	33,131	1,533,965
Sonoco Products Company	3,900	144,378

		1,678,343
Cosmetics & Toiletries - 2.53%
International Flavors & Fragrances, Inc.	24,900	1,165,320
Procter & Gamble Company	86,394	5,485,155

		6,650,475

The accompanying notes are an integral part of the financial statements. 105

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas - 0.29%
Forest Oil Corp. *	23,600	$752,840

Domestic Oil - 0.32%
Range Resources Corp.	26,200	836,566

Drugs & Health Care - 1.23%
Wyeth	66,191	3,238,064

Electrical Equipment - 3.42%
AMETEK, Inc.	19,950	682,290
Anixter International, Inc. *	50,789	3,148,918
Cooper Industries, Ltd., Class A	16,000	1,467,840
Emerson Electric Company	57,098	2,460,353
W.H. Brady Company, Class A	37,100	1,214,654

		8,974,055
Electrical Utilities - 3.16%
Ameren Corp. (a)	18,340	957,898
CMS Energy Corp.	50,960	889,252
Dominion Resources, Inc.	12,100	1,034,913
FPL Group, Inc. (a)	15,600	921,492
PNM Resources, Inc.	29,700	907,632
The Southern Company (a)	99,700	3,569,260

		8,280,447
Electronics - 1.95%
Harman International Industries, Inc.	6,900	684,204
Rogers Corp. *	12,676	613,645
Zebra Technologies Corp., Class A * (a)	96,400	3,818,404

		5,116,253
Financial Services - 2.79%
Citigroup, Inc.	117,578	5,925,931
Federal National Mortgage Association	24,800	1,406,904

		7,332,835
Food & Beverages - 5.59%
Campbell Soup Company	69,514	2,838,256
Diageo PLC, SADR	46,300	3,675,757
Kraft Foods, Inc., Class A (a)	95,000	3,032,400
PepsiCo, Inc.	81,079	5,120,139

		14,666,552
Furniture & Fixtures - 0.16%
Ethan Allen Interiors, Inc. (a)	11,591	427,244

Gas & Pipeline Utilities - 1.45%
AGL Resources, Inc.	16,500	672,045
El Paso Corp. (a)	80,000	1,150,400
Nicor, Inc. (a)	7,958	370,365
NiSource, Inc.	13,681	325,471
UGI Corp.	48,900	1,276,779

		3,795,060
Gold - 1.55%
Barrick Gold Corp.	136,397	4,079,634

Healthcare Products - 1.81%
Boston Scientific Corp. *	118,500	1,932,735
Patterson Companies, Inc. *	39,800	1,328,524

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Zimmer Holdings, Inc. *	17,500	$1,475,775

		4,737,034
Healthcare Services - 0.52%
Sierra Health Services, Inc. *	36,400	1,352,624

Holdings Companies/Conglomerates - 4.68%
Berkshire Hathaway, Inc., Class B *	1,276	4,495,348
General Electric Company	222,879	7,782,935

		12,278,283
Hotels & Restaurants - 0.91%
Brinker International, Inc.	36,655	1,246,637
OSI Restaurant Partners, Inc.	17,400	696,000
Ruby Tuesday, Inc. (a)	8,900	260,770
The Cheesecake Factory, Inc. * (a)	7,100	193,759

		2,397,166
Industrial Machinery - 1.21%
IDEX Corp.	40,678	2,115,663
Kennametal, Inc.	17,100	1,046,520

		3,162,183
Insurance - 4.81%
American International Group, Inc.	86,800	5,824,280
Everest Re Group, Ltd.	24,700	2,401,087
Genworth Financial, Inc.	94,296	3,335,249
Hartford Financial Services Group, Inc.	11,100	1,049,616

		12,610,232
International Oil - 5.47%
Chevron Corp.	31,800	2,181,798
EnCana Corp.	38,100	1,851,660
Exxon Mobil Corp.	143,891	10,314,107

		14,347,565
Internet Software - 0.71%
McAfee, Inc. *	61,999	1,867,410

Liquor - 0.50%
Anheuser-Busch Companies, Inc.	26,800	1,315,344

Manufacturing - 4.08%
AptarGroup, Inc.	20,000	1,316,000
Carlisle Companies, Inc.	48,177	4,198,144
Eaton Corp.	16,390	1,327,754
Hexcel Corp. * (a)	47,300	854,238
Trinity Industries, Inc. (a)	71,815	3,005,457

		10,701,593
Metal & Metal Products - 0.93%
Crown Holdings, Inc. *	10,829	247,334
Quanex Corp. (a)	56,185	2,196,272

		2,443,606
Mining - 1.24%
Newmont Mining Corp.	72,071	3,248,240

Petroleum Services - 0.87%
Halliburton Company	33,658	1,039,359
Schlumberger, Ltd.	7,536	473,261

The accompanying notes are an integral part of the financial statements. 106

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services (continued)
Superior Energy Services, Inc. *	25,100	$769,315

		2,281,935
Pharmaceuticals - 7.57%
Abbott Laboratories	81,500	4,451,530
Bristol-Myers Squibb Company	14,600	385,294
Mylan Laboratories, Inc.	163,798	3,467,604
Novartis AG, SADR * (a)	84,170	4,665,543
Sanofi-Aventis, ADR	55,086	2,336,197
Schering-Plough Corp.	75,804	1,779,878
Teva Pharmaceutical Industries, Ltd., SADR	78,300	2,784,348

		19,870,394
Railroads & Equipment - 0.78%
GATX Corp. (a)	44,500	2,054,120

Real Estate - 0.23%
Host Hotels & Resorts, Inc., REIT	22,902	601,865

Retail Grocery - 1.51%
The Kroger Company	154,634	3,969,455

Retail Trade - 2.33%
Costco Wholesale Corp.	33,100	1,849,959
Federated Department Stores, Inc.	72,214	3,225,077
Foot Locker, Inc.	45,959	1,044,189

		6,119,225
Sanitary Services - 0.27%
Waste Connections, Inc. *	2,900	128,238
Waste Management, Inc.	16,800	572,040

		700,278
Steel - 1.33%
Carpenter Technology Corp.	29,500	3,497,225

Telecommunications Equipment &
Services - 0.94%
JDS Uniphase Corp. * (a)	54,100	876,961
Tellabs, Inc. *	152,002	1,592,981

		2,469,942
Telephone - 4.02%
AT&T, Inc.	207,830	7,648,144
Qwest Communications International, Inc. * (a)	66,600	591,408
Verizon Communications, Inc.	61,906	2,317,142

		10,556,694
Travel Services - 0.63%
Sabre Holdings Corp.	51,455	1,663,540

Trucking & Freight - 1.84%
Heartland Express, Inc. (a)	62,522	1,032,238
Oshkosh Truck Corp.	70,800	3,798,420

		4,830,658

TOTAL COMMON STOCKS (Cost $225,495,193)		$252,218,748

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 11.69%
State Street Navigator Securities
Lending Prime Portfolio (c)	$30,688,662	$30,688,662

TOTAL SHORT TERM INVESTMENTS
(Cost $30,688,662)		$30,688,662

REPURCHASE AGREEMENTS - 3.73%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$9,796,252 on 03/01/2007,
collateralized by $9,200,000
Federal Home Loan Bank, 5.75%
due 06/12/2026 (valued at
$9,993,500, including interest) (c)	$9,795,000	$9,795,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,795,000)		$9,795,000

Total Investments (All Cap Value Fund)
(Cost $265,978,855) - 111.53%		$292,702,410
Liabilities in Excess of Other Assets - (11.53)%		(30,257,966)

TOTAL NET ASSETS - 100.00%		$262,444,444

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.41%
Advertising - 0.61%
Monster Worldwide, Inc. *	186,300	$9,288,918

Aerospace - 1.11%
General Dynamics Corp.	141,926	10,851,662
Rockwell Collins, Inc.	74,301	4,865,229
United Technologies Corp.	15,600	1,023,828

		16,740,719
Agriculture - 0.76%
Monsanto Company	216,996	11,433,519

Apparel & Textiles - 0.32%
Coach, Inc. *	49,600	2,341,120
NIKE, Inc., Class B	24,400	2,549,068

		4,890,188
Banking - 0.81%
Northern Trust Corp.	202,111	12,187,293

Biotechnology - 2.66%
Amgen, Inc. *	300,855	19,332,942
Genentech, Inc. *	246,678	20,812,223

		40,145,165
Broadcasting - 0.44%
Grupo Televisa SA, SADR	245,600	6,702,424

Business Services - 1.32%
Automatic Data Processing, Inc.	382,419	19,040,642

The accompanying notes are an integral part of the financial statements. 107

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Paychex, Inc.	22,957	$932,743

		19,973,385
Cable and Television - 1.73%
Rogers Communications, Inc.	375,632	12,264,385
Time Warner, Inc.	312,986	6,369,265
Viacom, Inc. *	193,381	7,549,594

		26,183,244
Cellular Communications - 2.38%
America Movil SA de CV, Series L SADR	338,649	14,832,826
American Tower Corp., Class A *	544,762	21,104,080

		35,936,906
Computers & Business Equipment - 4.55%
Apple Computer, Inc. *	186,900	15,813,609
Cisco Systems, Inc. *	1,078,282	27,970,635
Dell, Inc. *	201,927	4,614,032
EMC Corp. *	545,648	7,611,790
Hewlett-Packard Company	24,400	960,872
Juniper Networks, Inc. *	625,679	11,831,590

		68,802,528
Construction & Mining Equipment - 0.24%
Joy Global, Inc.	80,300	3,560,502

Cosmetics & Toiletries - 1.57%
Procter & Gamble Company	374,868	23,800,369

Crude Petroleum & Natural Gas - 0.30%
EOG Resources, Inc.	66,800	4,525,032

Drugs & Health Care - 1.40%
Novartis AG	203,400	11,321,321
Wyeth	202,346	9,898,766

		21,220,087
Electronics - 1.17%
Garmin, Ltd. (a)	5,100	279,276
Harman International Industries, Inc.	143,540	14,233,426
Thermo Electron Corp. *	70,800	3,205,116

		17,717,818
Financial Services - 15.45%
Ameriprise Financial, Inc.	42,489	2,483,907
Charles Schwab Corp.	754,214	13,937,875
Chicago Merchantile Exchange Holdings, Inc.	19,300	10,405,209
Citigroup, Inc.	346,179	17,447,422
Countrywide Financial Corp.	198,000	7,579,440
Deutsche Boerse AG	24,500	4,906,295
E*TRADE Financial Corp. *	549,371	12,684,976
Franklin Resources, Inc.	199,135	23,376,458
Goldman Sachs Group, Inc.	102,424	20,648,678
IntercontinentalExchange, Inc. *	42,500	6,411,125
Legg Mason, Inc.	150,180	15,429,493
Mellon Financial Corp.	201,039	8,731,124
Merrill Lynch & Company, Inc.	134,310	11,239,061
Morgan Stanley	203,400	15,238,728

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
SLM Corp.	170,108	$7,250,003
State Street Corp. (c)	404,365	26,489,951
UBS AG *	302,340	17,919,659
Wells Fargo & Company	330,408	11,465,158

		233,644,562
Food & Beverages - 1.14%
PepsiCo, Inc.	180,466	11,396,428
Sysco Corp.	179,105	5,903,301

		17,299,729
Healthcare Products - 3.63%
Alcon, Inc.	20,600	2,567,172
Baxter International, Inc.	33,000	1,650,330
Johnson & Johnson	99,501	6,273,538
Medtronic, Inc.	386,864	19,482,471
St. Jude Medical, Inc. *	293,164	11,623,953
Stryker Corp. (a)	214,121	13,279,784

		54,877,248
Healthcare Services - 6.87%
Cardinal Health, Inc.	48,705	3,413,734
Caremark Rx, Inc.	289,897	17,854,756
Express Scripts, Inc. *	129,700	9,780,677
Humana, Inc. *	95,600	5,720,704
Laboratory Corp. of America Holdings *	19,000	1,515,250
Medco Health Solutions, Inc. *	192,600	13,021,686
UnitedHealth Group, Inc.	641,641	33,493,660
Wellpoint, Inc. *	240,528	19,095,518

		103,895,985
Holdings Companies/Conglomerates - 3.54%
General Electric Company	1,531,199	53,469,469

Hotels & Restaurants - 1.60%
Marriott International, Inc., Class A	248,912	11,925,374
McDonald's Corp.	45,400	1,984,888
Wynn Resorts, Ltd. * (a)	105,373	10,328,661

		24,238,923
Household Products - 0.13%
Fortune Brands, Inc.	23,862	1,918,505

Insurance - 3.73%
Aetna, Inc.	254,152	11,251,309
American International Group, Inc.	355,653	23,864,316
Hartford Financial Services Group, Inc.	62,516	5,911,513
Prudential Financial, Inc.	169,000	15,368,860

		56,395,998
International Oil - 1.57%
Exxon Mobil Corp.	236,462	16,949,596
Murphy Oil Corp.	130,042	6,738,777

		23,688,373
Internet Content - 2.20%
Google, Inc., Class A *	73,934	33,229,636

The accompanying notes are an integral part of the financial statements. 108

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Retail - 1.68%
Amazon.com, Inc. * (a)	370,211	$14,490,058
eBay, Inc. *	341,465	10,947,368

		25,437,426
Internet Service Provider - 0.73%
Yahoo!, Inc. *	356,468	11,000,603

Leisure Time - 1.57%
Electronic Arts, Inc. *	73,200	3,690,744
International Game Technology	346,998	14,313,668
Las Vegas Sands Corp. *	10,800	931,824
MGM Mirage, Inc. *	66,900	4,751,238

		23,687,474
Manufacturing - 3.75%
Danaher Corp.	508,337	36,417,263
Illinois Tool Works, Inc.	126,026	6,515,544
Tyco International, Ltd.	447,000	13,781,010

		56,713,817
Petroleum Services - 4.77%
Baker Hughes, Inc.	227,341	14,802,173
Schlumberger, Ltd.	462,808	29,064,342
Smith International, Inc. (a)	467,028	19,148,148
Total SA, ADR	135,292	9,107,857

		72,122,520
Pharmaceuticals - 4.34%
Allergan, Inc.	45,200	5,049,292
Celgene Corp. *	216,300	11,528,790
Eli Lilly & Company	49,600	2,610,944
Gilead Sciences, Inc. *	311,119	22,263,676
Merck & Company, Inc.	37,500	1,656,000
Roche Holdings AG	81,300	14,499,278
Schering-Plough Corp.	47,500	1,115,300
Sepracor, Inc. * (a)	131,888	6,932,033

		65,655,313
Retail Trade - 5.60%
Bed Bath & Beyond, Inc. *	179,200	7,148,288
Best Buy Company, Inc.	66,510	3,090,720
CVS Corp.	324,698	10,198,764
Home Depot, Inc.	246,652	9,767,419
Kohl's Corp. *	353,070	24,358,299
Target Corp.	284,978	17,534,697
Wal-Mart Stores, Inc.	260,136	12,564,569

		84,662,756
Semiconductors - 5.67%
Analog Devices, Inc.	289,457	10,492,816
Applied Materials, Inc. (a)	273,900	5,086,323
ASML Holding N.V. * (a)	157,500	3,871,350
Intel Corp.	498,908	9,903,324
Linear Technology Corp.	60,610	2,011,646
Marvell Technology Group, Ltd. *	850,290	17,447,951
Maxim Integrated Products, Inc.	486,628	15,937,067
Texas Instruments, Inc.	287,082	8,888,059

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Xilinx, Inc.	471,775	$12,086,875

		85,725,411
Software - 4.87%
Adobe Systems, Inc. *	244,425	9,593,681
Autodesk, Inc. *	221,100	9,098,265
Intuit, Inc. *	144,678	4,269,448
Microsoft Corp.	1,374,360	38,715,721
Oracle Corp. *	725,138	11,914,018

		73,591,133
Telecommunications Equipment &
Services - 2.17%
Corning, Inc. *	217,985	4,497,031
Nokia Oyj, SADR	518,672	11,322,610
QUALCOMM, Inc.	271,323	10,928,890
Telefonaktiebolaget LM Ericsson, SADR	171,600	6,136,416

		32,884,947
Transportation - 0.58%
Expeditors International of Washington, Inc.	194,300	8,714,355

Travel Services - 1.45%
American Express Company	384,948	21,891,993

TOTAL COMMON STOCKS (Cost $1,317,030,684)		$1,487,854,273

SHORT TERM INVESTMENTS - 4.19%
State Street Navigator Securities
Lending Prime Portfolio (c)	$44,616,749	$44,616,749
T. Rowe Price Reserve Investment Fund (c)	18,748,467	18,748,467

TOTAL SHORT TERM INVESTMENTS
(Cost $63,365,216)		$63,365,216

REPURCHASE AGREEMENTS - 0.08%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$1,207,154 on 03/01/2007,
collateralized by $910,000 U.S.
Treasury Bonds, 8.75% due
05/15/2017 (valued at $1,235,813,
including interest) (c)	$1,207,000	$1,207,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,207,000)		$1,207,000

Total Investments (Blue Chip Growth Fund)
(Cost $1,381,602,900) - 102.68%		$1,552,426,489
Liabilities in Excess of Other Assets - (2.68)%		(40,460,007)

TOTAL NET ASSETS - 100.00%		$1,511,966,482

The accompanying notes are an integral part of the financial statements. 109

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.65%
Aerospace - 3.59%
Boeing Company	119,100	$10,393,857
United Technologies Corp.	140,700	9,234,141

		19,627,998
Agriculture - 0.95%
Monsanto Company	98,500	5,189,965

Apparel & Textiles - 3.62%
Coach, Inc. *	259,956	12,269,923
NIKE, Inc., Class B	71,646	7,484,858

		19,754,781
Biotechnology - 2.49%
Amgen, Inc. *	19,100	1,227,367
Genentech, Inc. *	146,531	12,362,820

		13,590,187
Broadcasting - 2.11%
News Corp.	512,000	11,535,360

Cellular Communications - 1.38%
NII Holdings, Inc. *	106,200	7,523,208

Computers & Business Equipment - 8.53%
Apple Computer, Inc. *	125,256	10,597,910
Cisco Systems, Inc. *	664,530	17,237,908
Hewlett-Packard Company	256,400	10,097,032
Research In Motion, Ltd. *	61,300	8,619,393

		46,552,243
Cosmetics & Toiletries - 3.07%
Colgate-Palmolive Company	89,200	6,008,512
Procter & Gamble Company	169,284	10,747,841

		16,756,353
Crude Petroleum & Natural Gas - 0.68%
Occidental Petroleum Corp.	80,900	3,735,962

Drugs & Health Care - 1.17%
Wyeth	130,300	6,374,276

Electronics - 0.87%
Sony Corp.	91,300	4,727,514

Energy - 0.85%
Suntech Power Holdings Company, Ltd., ADR *	127,500	4,621,875
(a)

Financial Services - 9.54%
Charles Schwab Corp.	344,431	6,365,085
Goldman Sachs Group, Inc.	51,010	10,283,616
IntercontinentalExchange, Inc. *	50,300	7,587,755
Merrill Lynch & Company, Inc. (a)	66,882	5,596,686
NYSE Group, Inc. * (a)	111,700	9,483,330
UBS AG	215,800	12,740,832

		52,057,304
Food & Beverages - 2.78%
PepsiCo, Inc.	240,335	15,177,155

Healthcare Products - 4.06%
Alcon, Inc.	72,419	9,024,856

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Baxter International, Inc.	110,900	$5,546,109
St. Jude Medical, Inc. *	191,974	7,611,769

		22,182,734
Healthcare Services - 0.95%
Wellpoint, Inc. *	65,108	5,168,924

Holdings Companies/Conglomerates - 2.27%
General Electric Company	354,788	12,389,197

Hotels & Restaurants - 2.59%
Marriott International, Inc., Class A	176,100	8,436,951
Starbucks Corp. *	184,700	5,707,230

		14,144,181
Insurance - 2.73%
American International Group, Inc.	221,808	14,883,317

Internet Content - 3.99%
Google, Inc., Class A *	48,493	21,795,179

Leisure Time - 5.33%
Electronic Arts, Inc. *	94,908	4,785,261
International Game Technology	189,500	7,816,875
Walt Disney Company	480,900	16,475,634

		29,077,770
Petroleum Services - 1.17%
Schlumberger, Ltd.	42,194	2,649,783
Suncor Energy, Inc.	52,452	3,730,911

		6,380,694
Pharmaceuticals - 9.33%
Abbott Laboratories	192,000	10,487,041
Gilead Sciences, Inc. *	228,186	16,328,990
Novartis AG, SADR * (a)	160,076	8,873,013
Roche Holdings, Ltd., SADR * (a)	171,411	15,257,430

		50,946,474
Retail Grocery - 0.44%
Whole Foods Market, Inc.	50,100	2,393,277

Retail Trade - 6.30%
Federated Department Stores, Inc. (a)	189,590	8,467,090
J.C. Penney Company, Inc.	65,400	5,304,594
Kohl's Corp. *	75,700	5,222,543
Lowe's Companies, Inc.	237,400	7,729,744
Target Corp.	124,693	7,672,360

		34,396,331
Semiconductors - 3.42%
Broadcom Corp., Class A *	236,250	8,053,762
KLA-Tencor Corp.	8,200	424,268
Marvell Technology Group, Ltd. *	496,350	10,185,102

		18,663,132
Software - 7.30%
Adobe Systems, Inc. *	401,115	15,743,764
Infosys Technologies, Ltd., ADR (a)	98,400	5,339,184
Microsoft Corp.	563,641	15,877,767

The accompanying notes are an integral part of the financial statements. 110

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
SAP AG, SADR	62,488	$2,872,573

		39,833,288
Telecommunications Equipment &
Services - 2.89%
QUALCOMM, Inc.	391,500	15,769,620

Travel Services - 1.25%
American Express Company	120,074	6,828,608

TOTAL COMMON STOCKS (Cost $466,768,379)		$522,076,907

SHORT TERM INVESTMENTS - 6.01%
State Street Navigator Securities
Lending Prime Portfolio (c)	$32,828,733	$32,828,733

TOTAL SHORT TERM INVESTMENTS
(Cost $32,828,733)		$32,828,733

REPURCHASE AGREEMENTS - 3.92%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$21,380,732 on 3/1/2007,
collateralized by $21,675,000
Federal Home Loan Mortgage
Corp., 4.75% due 11/17/2015
(valued at $21,810,469, including
interest) (c)	$21,378,000	$21,378,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,378,000)		$21,378,000

Total Investments (Capital Appreciation Fund)
(Cost $520,975,112) - 105.58%		$576,283,640
Liabilities in Excess of Other Assets - (5.58)%		(30,454,756)

TOTAL NET ASSETS - 100.00%		$545,828,884

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 14.60%
U.S. Treasury Bonds - 5.81%
4.50% due 02/15/2036 (a)	$4,265,000	$4,136,385
5.375% due 02/15/2031 (a)	876,000	955,113
6.25% due 08/15/2023 (a)	4,826,000	5,630,210
6.25% due 05/15/2030 (a)***	1,356,000	1,641,183
8.875% due 02/15/2019 ***	991,000	1,368,741

		13,731,632
U.S. Treasury Notes - 8.79%
4.50% due 11/30/2011 to 02/15/2016 (a)	4,065,000	4,065,968
4.50% due 11/15/2015 (a)***	534,000	531,831
4.625% due 02/29/2012	1,290,000	1,296,752
4.625% due 09/30/2008 to 02/15/2017 (a)	10,795,000	10,839,370
4.75% due 12/31/2008 to 01/31/2012 (a)	1,974,000	1,983,492

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Notes (continued)
4.875% due 05/31/2008 to
08/15/2009 (a)	$1,925,000	$1,932,642
5.125% due 05/15/2016 (a)	94,000	97,885

		20,747,940

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $34,172,633)		$34,479,572

U.S. GOVERNMENT AGENCY OBLIGATIONS - 44.54%
Federal Home Loan Mortgage Corp. - 13.48%
3.57% due 06/15/2029 ***	740,770	723,270
3.90% due 01/15/2023 ***	975,581	953,069
4.00% due 03/01/2019 to 10/01/2021	3,542,385	3,355,435
4.00% TBA **	76,000	71,945
4.50% due 03/01/2019 to 10/01/2020	2,775,931	2,693,335
4.50% due 08/01/2020 to 11/15/2025 ***	5,317,873	5,175,787
4.992% due 05/01/2035	121,833	120,419
5.00% due 02/01/2020 to 10/01/2020 ***	3,418,577	3,374,909
5.095% due 02/01/2036 ***	1,081,546	1,075,037
5.50% due 01/01/2018 to 05/15/2026	2,101,985	2,112,398
5.50% due 11/01/2018 to 01/01/2020 ***	2,012,816	2,019,501
5.601% due 05/01/2036 ***	2,008,875	2,018,443
6.00% TBA **	8,016,000	8,137,073

		31,830,621
Federal National Mortgage
Association - 25.98%
4.00% due 09/01/2018 to 12/01/2020	3,354,550	3,178,195
4.00% due 09/01/2020 ***	2,524,710	2,391,588
4.33% due 11/01/2011	191,160	185,673
4.50% due 03/01/2019 to 04/01/2019	145,428	142,415
4.653% due 10/01/2012	150,290	147,452
4.868% due 09/01/2035	192,502	189,909
5.00% due 07/01/2033 to 11/01/2034	3,119,994	3,035,998
5.00% due 07/01/2033 to 08/01/2033 ***	5,072,230	4,936,864
5.00% TBA **	464,000	450,370
5.06% due 01/01/2017	40,000	39,000
5.068% due 07/01/2035	371,767	369,713
5.082% due 10/01/2036	569,438	565,930
5.298% due 04/01/2036	314,584	313,841
5.50% due 01/01/2033 to 06/01/2036	7,191,116	7,150,472
5.50% due 10/01/2021 to 02/01/2035 ***	18,576,106	18,521,703
5.50% TBA **	3,022,000	2,997,446
5.51% due 12/01/2016	69,885	70,486
5.57% due 12/01/2016	81,866	85,050
5.662% due 06/01/2036	270,364	272,463
5.67% due 03/01/2009	426,288	429,534
5.927% due 09/01/2036	1,040,658	1,054,017
6.00% TBA **	14,015,000	14,229,598
6.44% due 06/01/2036	578,016	589,647

		61,347,364
Government National Mortgage
Association - 5.08%
5.00% due 05/15/2020 to 09/15/2033	2,134,515	2,096,577
The accompanying notes are an integral part of the financial statements. 111

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association (continued)
5.50% due 10/20/2034	$964,878	$962,639
6.00% due 12/01/2099	2,557,000	2,588,962
6.50% due 12/15/2032 to 12/31/2099	5,360,013	5,491,785
6.50% TBA **	839,000	859,451

		11,999,414

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $104,573,685)		$105,177,399

FOREIGN GOVERNMENT OBLIGATIONS - 1.00%
Canada - 0.20%
Province of Quebec Canada
5.125% due 11/14/2016	470,000	473,285

Chile - 0.07%
Republic of Chile
7.125% due 01/11/2012	155,000	168,113

Israel - 0.16%
Government of Israel
5.50% due 11/09/2016	385,000	386,343

Italy - 0.10%
Republic of Italy
5.375% due 06/15/2033	235,000	235,770

Mexico - 0.30%
Government of Mexico
5.625% due 01/15/2017	240,000	240,960
5.875% due 01/15/2014 (a)	199,000	203,677
6.75% due 09/27/2034	235,000	256,502

		701,139
Russia - 0.17%
Russian Federation
5.00% due 03/31/2030	345,000	390,713

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,315,607)		$2,355,363

CORPORATE BONDS - 18.48%
Automobiles - 0.43%
DaimlerChrysler N.A. Holding Corp.
6.50% due 11/15/2013 (a)	460,000	483,363
8.50% due 01/18/2031 (a)	191,000	238,615
DaimlerChrysler N.A. Holding Corp., Series MTN
5.75% due 09/08/2011	295,000	299,081

		1,021,059
Banking - 1.81%
BAC Capital Trust XI
6.625% due 05/23/2036	210,000	229,782
Bank of America Corp.
4.25% due 10/01/2010	205,000	200,321
5.375% due 06/15/2014	245,000	248,263
HBOS Treasury Services PLC
5.00% due 11/21/2011	905,000	907,600
PNC Funding Corp
5.625% due 02/01/2017	190,000	193,251

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
PNC Funding Corp.
5.25% due 11/15/2015	$384,000	$382,645
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)	355,000	355,682
Royal Bank of Scotland Group PLC
5.00% due 10/01/2014	320,000	313,913
Wachovia Corp.
4.875% due 02/15/2014	320,000	312,744
5.30% due 10/15/2011	620,000	625,861
Washington Mutual Bank
5.65% due 08/15/2014	255,000	255,841
Zions Bancorporation
5.50% due 11/16/2015	245,000	245,050

		4,270,953

Cable and Television - 0.57%
Comcast Corp.
5.65% due 06/15/2035	316,000	298,499
5.90% due 03/15/2016	150,000	154,415
Cox Communications, Inc.
7.125% due 10/01/2012	210,000	228,123
News America, Inc.
6.40% due 12/15/2035	390,000	402,497
Time Warner Entertainment Company LP
8.375% due 07/15/2033	206,000	260,249

		1,343,783

Cellular Communications - 0.40%
AT&T Broadband Corp.
8.375% due 03/15/2013	562,000	649,163
Cingular Wireless Services, Inc.
8.125% due 05/01/2012	265,000	299,965

		949,128

Crude Petroleum & Natural Gas - 0.62%
Canadian Natural Resources, Ltd.
6.50% due 02/15/2037	125,000	130,754
ConocoPhillips Canada Funding Co.
5.625% due 10/15/2016	565,000	577,799
Husky Oil Co., Ltd.
7.55% due 11/15/2016	220,000	249,055
Petrobras International Finance Co.
6.125% due 10/06/2016	235,000	237,938
Ras Laffan Liquefied Natural Gas Company, Ltd. III
6.332% due 09/30/2027	250,000	257,822

		1,453,368

Domestic Oil - 0.15%
Devon Financing Corp., ULC
6.875% due 09/30/2011	335,000	357,265

Drugs & Health Care - 0.49%
Wyeth
6.70% due 03/15/2011	1,085,000	1,158,452

Electrical Utilities - 1.50%
Allegheny Energy Supply Company LLC
8.25% due 04/15/2012	195,000	213,525
DPL, Inc.
6.875% due 09/01/2011	700,000	744,848

The accompanying notes are an integral part of the financial statements. 112

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Exelon Generation Company, LLC
6.95% due 06/15/2011	$155,000	$164,208
FirstEnergy Corp.
6.45% due 11/15/2011	355,000	373,029
7.375% due 11/15/2031	230,000	268,090
Indiana Michigan Power Company
6.05% due 03/15/2037	210,000	213,184
Kansas Gas & Electric
5.647% due 03/29/2021	384,000	379,619
Nevada Power Company, Series M
5.95% due 03/15/2016	335,000	342,451
Progress Energy, Inc.
6.85% due 04/15/2012	420,000	450,646
Public Service Company of Colorado
7.875% due 10/01/2012	347,000	391,315

		3,540,915
Financial Services - 6.21%
American Express Travel Related Services
Company, Inc.
5.25% due 11/21/2011	360,000	363,294
Capital One Bank
4.875% due 05/15/2008	445,000	442,778
Capital One Financial Corp.
6.15% due 09/01/2016	240,000	249,073
CIT Group, Inc.
5.85% due 09/15/2016	715,000	735,228
Citigroup, Inc.
3.625% due 02/09/2009	810,000	790,604
5.10% due 09/29/2011	320,000	320,763
5.50% due 02/15/2017	550,000	556,418
Credit Suisse USA, Inc.
5.50% due 08/16/2011	560,000	569,955
General Electric Capital Corp.
6.75% due 03/15/2032	160,000	186,041
General Electric Capital Corp., MTN
5.375% due 10/20/2016 (a)	215,000	217,257
General Electric Capital Corp., Series A, MTN
3.75% due 12/15/2009	521,000	505,276
6.00% due 06/15/2012	658,000	685,820
General Motors Acceptance Corp.
6.875% due 09/15/2011	540,000	546,482
General Motors Acceptance Corp. LLC, Series MTN
6.515% due 09/23/2008 (b)	430,000	431,625
Goldman Sachs Group, Inc.
5.95% due 01/15/2027	160,000	159,396
International Lease Finance Corp., Series MTN
5.40% due 02/15/2012	365,000	369,645
5.45% due 03/24/2011	495,000	501,480
5.58% due 05/24/2010 (b)	245,000	245,954
JP Morgan Chase & Company
5.125% due 09/15/2014	195,000	193,421
5.60% due 06/01/2011	585,000	597,480
JP Morgan Chase Capital XVIII, Series R
6.95% due 08/17/2036	290,000	316,706

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Lazard Group, LLC
7.125% due 05/15/2015	$745,000	$796,056
Lehman Brothers Holdings, Inc., Series MTN
5.75% due 05/17/2013	480,000	493,082
Merrill Lynch & Company, Inc.
6.05% due 05/16/2016	255,000	265,668
6.11% due 01/29/2037	160,000	159,787
Morgan Stanley
5.375% due 10/15/2015	425,000	425,695
Morgan Stanley, Series MTN
5.625% due 01/09/2012	355,000	361,827
Residential Capital Corp.
6.125% due 11/21/2008	535,000	537,092
6.50% due 04/17/2013	825,000	832,974
6.7388% due 06/29/2007 (b)	245,000	245,583
Resona Preferred Global Securities (Cayman), Ltd.
7.191% due 12/29/2049 (b)	210,000	226,109
SMFG Preferred Capital
6.078% due 01/29/2049 (b)	555,000	561,449
The Goldman Sachs Group, Inc.
5.125% due 01/15/2015 (a)	588,000	577,815
Washington Mutual, Inc.
4.00% due 01/15/2009	192,000	188,090

		14,655,923
Food & Beverages - 0.22%
Kraft Foods, Inc.
5.25% due 10/01/2013 (a)	265,000	264,209
5.625% due 11/01/2011	248,000	252,700

		516,909
Gas & Pipeline Utilities - 0.20%
Plains All American Pipeline LP
6.125% due 01/15/2017	310,000	318,786
6.65% due 01/15/2037 (a)	155,000	162,844

		481,630
Holdings Companies/Conglomerates - 0.39%
Hutchison Whampoa International, Ltd.
6.25% due 01/24/2014	880,000	922,376

Insurance - 0.85%
Ace INA Holdings, Inc.
6.70% due 05/15/2036 (a)	155,000	171,918
American International Group, Inc.
4.70% due 10/01/2010	368,000	364,128
5.60% due 10/18/2016 (a)	155,000	159,226
Cigna Corp.
6.15% due 11/15/2036 (a)	310,000	317,806
Hartford Financial Services Group, Inc.
5.50% due 10/15/2016 (a)	385,000	389,826
Liberty Mutual Group, Inc.
7.50% due 08/15/2036	255,000	282,830
Prudential Financial Inc., Series MTN
5.70% due 12/14/2036 (a)	315,000	312,292

		1,998,026

The accompanying notes are an integral part of the financial statements. 113

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Investment Companies - 0.38%
Allied Capital Corp.
6.625% due 07/15/2011	$880,000	$896,489

Manufacturing - 0.35%
Tyco International Group SA
6.375% due 10/15/2011	439,000	464,852
6.875% due 01/15/2029	310,000	374,103

		838,955
Metal & Metal Products - 0.10%
CODELCO, Inc.
6.15% due 10/24/2036	235,000	248,593

Mining - 0.26%
Vale Overseas, Ltd.
6.25% due 01/23/2017	445,000	457,442
8.25% due 01/17/2034 (a)	130,000	159,073

		616,515
Pharmaceuticals - 0.27%
Abbott Laboratories
5.875% due 05/15/2016	385,000	403,195
Teva Pharmaceutical Finance LLC
6.15% due 02/01/2036	230,000	228,416

		631,611
Real Estate - 1.03%
Developers Diversified Realty Corp., REIT
5.375% due 10/15/2012	266,000	266,823
Health Care Property Investors, Inc., REIT
5.65% due 12/15/2013	440,000	440,347
ProLogis, REIT
5.25% due 11/15/2010	120,000	120,369
5.50% due 04/01/2012	330,000	334,173
Simon Property Group LP, REIT
5.60% due 09/01/2011	415,000	422,896
Westfield Group
5.40% due 10/01/2012	835,000	843,879

		2,428,487
Telecommunications Equipment &
Services - 0.93%
Corning, Inc.
7.25% due 08/15/2036	255,000	282,097
Deutsche Telekom International Finance BV
8.25% due 06/15/2030 (b)	310,000	391,735
France Telecom SA
8.50% due 03/01/2031 (a)(b)	250,000	335,205
SBC Communications, Inc.
5.10% due 09/15/2014	675,000	664,561
5.625% due 06/15/2016	315,000	318,898
6.15% due 09/15/2034	210,000	213,900

		2,206,396
Telephone - 1.20%
AT&T Corp.
7.3 due 11/15/2011 (b)	420,000	457,845
AT&T, Inc.
6.80% due 05/15/2036 (a)	165,000	180,854

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
BellSouth Corp.
6.00% due 11/15/2034	$135,000	$134,246
Sprint Capital Corp.
6.125% due 11/15/2008	381,000	386,524
8.75% due 03/15/2032	140,000	170,833
Sprint Nextel Corp.
6.00% due 12/01/2016	155,000	154,396
Telecom Italia Capital SA
5.25% due 10/01/2015	345,000	329,350
6.00% due 09/30/2034	100,000	93,487
Telefonica Emisones SAU
5.984% due 06/20/2011	740,000	760,447
6.421% due 06/20/2016	155,000	162,936

		2,830,918

Transportation - 0.12%
Canadian National Railway Company
6.20% due 06/01/2036	255,000	272,219

TOTAL CORPORATE BONDS (Cost $42,990,719)		$43,639,970

COLLATERALIZED MORTGAGE
OBLIGATIONS - 20.22%
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class B
6.309% due 06/11/2035	143,000	150,018
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	318,000	310,265
Banc of America Commercial Mortgage, Inc.,
Series 2004-1, Class A4
4.76% due 11/10/2039	178,000	173,401
Banc of America Commercial Mortgage, Inc.,
Series 2004-2, Class A5
4.58% due 02/10/2014	78,000	75,283
Banc of America Commercial Mortgage, Inc.,
Series 2007-1, Class AAB
5.45% due 12/15/2015	497,000	499,497
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-ESA, Class C
4.937% due 05/14/2016	319,000	317,953
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR6, Class A6
4.825% due 11/11/2041	88,000	85,867
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-T18, Class A4
4.933% due 02/13/2042 (b)	316,000	310,024
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW11, Class A4
5.458% due 03/11/2039 (b)	380,000	387,394
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW14, Class A4
5.201% due 12/01/2038	500,000	496,493
Citigroup Commercial Mortgage Trust,
Series 2004-C1, Class C
5.355% due 04/15/2040 (b)	211,000	212,963

The accompanying notes are an integral part of the financial statements. 114

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4
5.431% due 10/15/2049	$366,000	$369,477
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2006-CD3, Class AAB
5.608% due 10/15/2048	245,000	249,945
Commercial Mortgage Pass Through Certificates,
Series 1999-1, Class E
7.093% due 05/15/2032 (b)	604,000	620,818
Commercial Mortgage Pass Through Certificates,
Series 2000-C1, Class C
7.706% due 08/15/2033	74,000	79,574
Commercial Mortgage Pass Through Certificates,
Series 2004-LB3A, Class B
5.28% due 07/10/2037 (b)	330,000	332,526
Countrywide Alternative Loan Trust,
Series 2006-OC6, Class 2A1
5.39% due 07/25/2036 (b)	734,891	734,731
CS First Boston Mortgage Securities Corp.,
Series 2002-CKS4, Class A2
5.183% due 11/15/2036	431,000	431,383
CS First Boston Mortgage Securities Corp.,
Series 2003-C4, Class A4
5.137% due 08/15/2036 (b)	238,000	237,301
CS First Boston Mortgage Securities Corp.,
Series 2004-C5, Class A4
4.829% due 11/15/2037	288,000	280,278
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AAB
4.815% due 02/15/2038	159,000	156,396
Federal Home Loan Mortgage Corp.,
Series 1994-1663, Class ZB
6.75% due 01/15/2024	219,639	226,470
Federal Home Loan Mortgage Corp.,
Series 2003-2623, Class AJ
4.50% due 07/15/2016	330,000	323,268
Federal Home Loan Mortgage Corp.,
Series 2003-2631, Class MT
3.50% due 01/15/2022	487,119	482,291
Federal Home Loan Mortgage Corp.,
Series 2004-2841, Class BD
4.00% due 04/15/2018	60,773	59,259
Federal Home Loan Mortgage Corp.,
Series 2005-2975, Class EA
5.00% due 05/15/2018	263,398	262,617
Federal Home Loan Mortgage Corp.,
Series 2005-3017, Class TA
4.50% due 08/15/2035	460,000	446,395
Federal Home Loan Mortgage Corp.,
Series 2005-3020, Class MA
5.50% due 04/15/2027	599,661	603,095
Federal Home Loan Mortgage Corp.,
Series 2005-3026, Class GJ
4.50% due 02/15/2029	409,300	404,636
Federal Home Loan Mortgage Corp.,
Series 2006-3135, Class JA
6.00% due 09/15/2027	770,772	781,529

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2006-3151, Class PA
6.00% due 03/15/2026	$866,508	$877,263
Federal Home Loan Mortgage Corp.,
Series 2006-3151, Class LA
6.00% due 11/15/2027	794,752	804,700
Federal Home Loan Mortgage Corp.,
Series 2006-3164, Class NA
6.00% due 02/15/2027	2,374,009	2,408,227
Federal Home Loan Mortgage Corp.,
Series 2006-3167, Class QA
6.00% due 10/15/2026	1,068,438	1,083,904
Federal Home Loan Mortgage Corp.,
Series 2006-3172, Class PA
6.00% due 04/15/2027	1,000,301	1,014,522
Federal Home Loan Mortgage Corp.,
Series 2006-3176, Class HA
6.00% due 02/15/2028 ***	1,252,316	1,272,108
Federal Home Loan Mortgage Corp.,
Series 2006-3178, Class MA
6.00% due 10/15/2026	450,432	457,465
Federal Home Loan Mortgage Corp.,
Series 2006-3211, Class PA
5.50% due 11/15/2029	1,093,645	1,101,061
Federal Home Loan Mortgage Corp.,
Series 2006-3215, Class QA
6.00% due 06/15/2027	689,593	701,369
Federal National Mortgage Association,
Series 1993-20, Class ZQ
7.00% due 05/25/2023	215,589	226,119
Federal National Mortgage Association,
Series 1993-39, Class ZQ
6.50% due 12/25/2023	234,050	242,180
Federal National Mortgage Association,
Series 1993-41, Class Z
7.00% due 12/25/2023	307,119	322,917
Federal National Mortgage Association,
Series 2001-T11, Class B
5.503% due 09/25/2011	200,000	204,745
Federal National Mortgage Association,
Series 2002-T11, Class A
4.768% due 04/25/2012	46,838	46,534
Federal National Mortgage Association,
Series 2003-15, Class CH
4.00% due 02/25/2017	234,505	228,949
Federal National Mortgage Association,
Series 2003-16, Class PN
4.50% due 10/25/2015	285,000	281,380
Federal National Mortgage Association,
Series 2003-33, Class CH
4.00% due 07/25/2017	558,226	543,796
Federal National Mortgage Association,
Series 2003-34, Class QJ
4.50% due 01/25/2016 ***	484,735	478,312
Federal National Mortgage Association,
Series 2003-56, Class AD
4.50% due 01/25/2027	498,983	491,296

The accompanying notes are an integral part of the financial statements. 115

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2003-T1, Class A
3.807% due 11/25/2012	$143,315	$138,567
Federal National Mortgage Association,
Series 2004-80, Class XE
5.00% due 10/25/2034	950,000	914,741
Federal National Mortgage Association,
Series 2005-38, Class CD
5.00% due 06/25/2019	359,788	358,555
Federal National Mortgage Association,
Series 2005-45, Class BA
4.50% due 11/25/2014 ***	928,525	921,310
Federal National Mortgage Association,
Series 2005-69, Class JM
4.50% due 08/25/2025	610,000	573,406
Federal National Mortgage Association,
Series 2005-77, Class BX
4.50% due 07/25/2028	177,122	175,223
Federal National Mortgage Association,
Series 2006-18, Class PA
5.50% due 01/25/2026	472,000	474,788
Federal National Mortgage Association,
Series 2006-26, Class QA
5.50% due 06/25/2026	973,604	978,570
Federal National Mortgage Association,
Series 2006-29, Class PA
5.50% due 08/25/2026 ***	1,340,473	1,345,659
Federal National Mortgage Association,
Series 2006-31, Class PA
5.50% due 11/25/2026	465,000	467,672
Federal National Mortgage Association,
Series 2006-41, Class MA
5.50% due 04/25/2024	499,000	500,418
Federal National Mortgage Association,
Series 2006-53, Class PA
5.50% due 12/25/2026	144,000	144,842
Federal National Mortgage Association,
Series 2006-55, Class PA
6.00% due 05/25/2026	358,968	362,879
Federal National Mortgage Association,
Series 2006-80, Class PB
6.00% due 10/25/2027	955,900	969,095
First Union National Bank Commercial Mortgage,
Series 2001-C4, Class B
6.417% due 12/12/2033	188,000	197,929
GE Capital Commercial Mortgage Corp.,
Series 2004-C3, Class A4
5.189% due 07/10/2039 (b)	179,000	178,647
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc., Series 2004-C1,
Class A1
3.118% due 03/10/2038	223,362	218,541
Government National Mortgage Association,
Series 2006-3, Class A
4.212% due 01/16/2028	119,668	117,124

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Government National Mortgage Association,
Series 2006-8, Class A
3.942% due 08/16/2025	$182,323	$178,186
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444% due 01/10/2017	1,212,000	1,218,053
GS Mortgage Securities Corp. II,
Series 1998-C1, Class B
6.97% due 10/18/2030	109,000	111,391
GS Mortgage Securities Corp. II,
Series 1998-GLII, Class A2
6.562% due 04/13/2031	728,000	735,125
GS Mortgage Securities Corp. II,
Series 2004-GG2, Class A6
5.396% due 08/10/2038 (b)	144,000	145,332
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class AJ
5.622% due 11/10/2039	450,000	459,713
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-C2, Class A2
5.05% due 12/12/2034	711,000	706,953
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-CIB5, Class A2
5.161% due 10/12/2037	149,000	149,027
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2004-C3, Class A1
3.765% due 01/15/2042	837,839	821,118
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-CB11, Class A4
5.335% due 08/12/2037 (b)	405,000	406,876
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-CB11, Class ASB
5.201% due 08/12/2037 (b)	234,000	234,548
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-CB13, Class AM
5.335% due 01/12/2043 (b)	158,000	159,203
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2007-CB18, Class A3
5.447% due 06/12/2047	319,000	320,584
LB Commercial Conduit Mortgage Trust,
Series 1999-C2, Class A1
7.105% due 10/15/2032	11,600	11,608
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A4
5.124% due 11/15/2032 (b)	214,000	213,515
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347% due 11/15/2038	426,000	427,838
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class AM
5.455% due 02/15/2040	694,000	701,656
Merrill Lynch Mortgage Trust, Series 2004-BPC1,
Class A5
4.855% due 10/12/2041 (b)	488,000	475,840
Merrill Lynch Mortgage Trust, Series 2004-MKB1,
Class B
5.28% due 02/12/2042 (b)	126,000	125,755

The accompanying notes are an integral part of the financial statements. 116

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-4, Class ASB
5.133% due 12/12/2049 (b)	$923,000	$917,215
Morgan Stanley Capital I, Series 2003-IQ5, Class A4
5.01% due 04/15/2038	503,000	499,035
Morgan Stanley Capital I, Series 2004-HQ3, Class D
4.90% due 01/13/2041	100,000	97,724
Morgan Stanley Capital I, Series 2004-T13, Class B
4.76% due 09/13/2045 (b)	158,000	153,138
Morgan Stanley Capital I,
Series 2005-HQ5, Class AAB
5.037% due 01/14/2042	484,000	480,467
Morgan Stanley Capital I,
Series 2006-HQ9, Class A4
5.731% due 07/12/2044 (b)	241,000	248,502
Vendee Mortgage Trust, Series 1994-1, Class 2ZB
6.50% due 02/15/2024	861,339	893,961
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C1, Class A4
6.287% due 04/15/2034	347,000	364,485
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C2, Class A4
4.98% due 11/15/2034	278,000	275,567
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C6, Class A3
4.957% due 08/15/2035	588,000	584,232
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445% due 11/15/2035	186,000	182,075
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C9, Class A4
5.012% due 12/15/2035	808,000	799,491
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C9, Class B
5.109% due 12/15/2035	79,000	78,572
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Class A4
4.748% due 02/15/2041	566,000	551,876
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11, Class B
5.306% due 01/15/2041	414,000	415,071
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C15, Class A4
4.803% due 10/15/2041	373,000	362,932
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C15, Class B
4.892% due 10/15/2041	219,000	213,261
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class A6
4.699% due 05/15/2044	186,000	178,960
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4
5.226% due 12/15/2044 (b)	357,000	359,039

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class APB
5.997% due 06/15/2045	$536,000	$560,391

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $47,482,319)		$47,744,275

ASSET BACKED SECURITIES - 5.63%
AmeriCredit Automobile Receivables Trust,
Series 2003-DM, Class A4
2.84% due 08/06/2010	280,099	277,782
California Infrastructure PG&E-1, Series 1997-1,
Class A8
6.48% due 12/26/2009	92,832	93,371
California Infrastructure SCE-1, Series 1997-1,
Class A7
6.42% due 12/26/2009	381,637	383,455
Capital Auto Receivables Asset Trust,
Series 2006-1, Class A3
5.03% due 10/15/2009	265,000	264,545
Capital One Auto Finance Trust, Series 2006-A,
Class A4
5.33% due 12/15/2012 (b)	234,000	234,113
Capital One Multi-Asset Execution Trust,
Series 2003-A4, Class A4
3.65% due 07/15/2011	231,000	226,295
Capital One Prime Auto Receivables Trust,
Series 2006-1, Class A3
5.04% due 09/15/2010	543,000	542,464
Carmax Auto Owner Trust, Series 2006-2, Class A3
5.15% due 02/15/2011	576,000	577,100
Carmax Auto Owner Trust, Series 2007-1, Class A2
5.30% due 03/15/2010	245,000	245,421
Carrington Mortgage Loan Trust, Series 2006-NC5,
Class A2
5.43% due 01/25/2037 (b)	467,000	466,998
Chase Issuance Trust, Series 2004-A9, Class A9
3.22% due 06/15/2010	435,000	429,824
Citibank Credit Card Issuance Trust,
Series 2004-A4, Class A4
3.20% due 08/24/2009	510,000	505,047
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-1, Class A2
5.682% due 07/25/2036	282,000	283,045
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-2, Class A2
5.557% due 09/25/2036	308,000	308,241
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
5.36% due 12/25/2036 (b)	469,000	469,000
Connecticut RRB Special Purpose Trust CL&P,
Series 2001-1, Class A5
6.21% due 12/30/2011	190,000	196,354
Countrywide Asset-Backed Certificates,
Series 2005-BC4, Class 2A1
5.44% due 08/25/2035 (b)	10,285	10,286

The accompanying notes are an integral part of the financial statements. 117

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Countrywide Asset-Backed Certificates,
Series 2006-S1, Class A2
5.549% due 08/25/2021	$544,000	$543,165
Daimler Chrysler Auto Trust, Series
2006-D, Class A4
4.94% due 02/08/2012	300,000	299,604
DaimlerChrysler Master Owner Trust,
Series 2005-A, Class A
5.37% due 04/15/2010 (b)	472,000	472,155
Ford Credit Auto Owner Trust,
Series 2005-A, Class A3
3.48% due 11/15/2008	248,713	247,368
Ford Credit Auto Owner Trust,
Series 2005-B, Class A3
4.17% due 01/15/2009	187,269	186,478
Ford Credit Auto Owner Trust,
Series 2005-B, Class A4
4.38% due 01/15/2010	223,000	221,011
Franklin Auto Trust, Series 2005-1, Class A2
4.84% due 09/22/2008	6,854	6,853
Great America Leasing Receivables,
Series 2006-1, Class A3
5.34% due 01/15/2010	289,000	288,639
Harley-Davidson Motorcycle Trust,
Series 2007-1, Class A2
5.29% due 01/15/2011	248,000	248,394
Honda Auto Receivables Owner Trust,
Series 2004-2, Class A3
3.30% due 06/16/2008	195,918	195,166
Hyundai Auto Receivables Trust,
Series 2005-A, Class A4
4.18% due 02/15/2012	275,000	270,144
M.A.S.Transactions Asset Backed Securities Trust,
Series 2004-OPT2, Class A2
5.67% due 09/25/2034 (b)	21,291	21,317
M.A.S.Transactions Asset Backed Securities Trust,
Series 2005-AB1, Class A1B
5.143% due 11/25/2035 (b)	107,254	106,756
M.A.S.Transactions Asset Backed Securities Trust,
Series 2007-WMC1, Class A2
5.37% due 03/25/2037 (b)	316,000	316,000
MBNA Credit Card Master Note Trust, Series
2003-A7, Class A7
2.65% due 11/15/2010	372,000	360,784
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-SD1, Class A1
5.50% due 05/25/2046 (b)	14,473	14,474
Morgan Stanley ABS Capital I, Series 2007-HE2,
Class A2A
5.36% due 01/25/2037 (b)	236,000	236,000
Morgan Stanley Home Equity Loans,
Series 2007-1, Class A1
5.37% due 12/25/2036 (b)	237,000	237,000
Nissan Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.16% due 02/15/2010	152,000	152,004

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Northstar Education Finance, Inc.,
Series 2005-1, Class A5
3.98% due 10/28/2045	$207,000	$205,599
Ownit Mortgage Loan Asset-Backed Certificates,
Series 2006-1, Class AF1
5.424% due 12/25/2036	127,778	127,181
Residential Asset Mortgage Products, Inc.,
Series 2003-RS7, Class AI6
5.34% due 08/25/2033	191,174	190,665
Triad Auto Receivables Owner Trust,
Series 2003-B, Class A4
3.20% due 12/13/2010	91,636	90,216
Triad Auto Receivables Owner Trust,
Series 2006-C, Class A3
5.26% due 11/14/2011	249,000	249,821
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52% due 11/12/2012	142,000	143,743
USAA Auto Owner Trust, Series 2004-3, Class A3
3.16% due 02/17/2009	72,920	72,538
USAA Auto Owner Trust, Series 2005-1, Class A3
3.90% due 07/15/2009	51,706	51,389
USAA Auto Owner Trust, Series 2005-3, Class A2
4.52% due 06/16/2008	38,510	38,484
USAA Auto Owner Trust, Series 2006-3, Class A4
5.36% due 06/15/2012	238,000	240,566
Volkswagen Auto Lease Trust,
Series 2006-A, Class A2
5.55% due 11/20/2008	295,000	295,741
Wachovia Auto Owner Trust,
Series 2004-A, Class A4
3.66% due 07/20/2010	562,000	557,849
Wachovia Auto Owner Trust,
Series 2005-B, Class A2
4.82% due 02/20/2009	120,501	120,404
WFS Financial Owner Trust,
Series 2003-3, Class A4
3.25% due 05/20/2011	422,686	418,703
WFS Financial Owner Trust,
Series 2003-4, Class A4
3.15% due 05/20/2011	51,143	50,642
WFS Financial Owner Trust,
Series 2004-1, Class A4
2.81% due 08/22/2011	435,205	428,999
WFS Financial Owner Trust,
Series 2005-3, Class A3A
4.25% due 06/17/2010	88,984	88,536

TOTAL ASSET BACKED SECURITIES
(Cost $13,284,845)		$13,307,729

SHORT TERM INVESTMENTS - 18.29%
Deutsche Bank Financial, LLC
5.33% due 03/01/2007	$3,530,000	$3,530,000
Rabobank USA Finance Corp.
5.31% due 03/01/2007	3,530,000	3,530,000
Societe Generale North America, Inc.
5.31% due 03/01/2007	1,897,000	1,897,000

The accompanying notes are an integral part of the financial statements. 118

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
State Street Navigator Securities
Lending Prime Portfolio (c)	$34,251,193	$34,251,193

TOTAL SHORT TERM INVESTMENTS
(Cost $43,208,193)		$43,208,193

REPURCHASE AGREEMENTS - 0.09%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$217,028 on 03/01/2007,
collateralized by $205,000 Federal
Home Loan Bank, 5.75% due
06/12/2026 (valued at $222,681,
including interest) (c)***	$217,000	$217,000

TOTAL REPURCHASE AGREEMENTS
(Cost $217,000)		$217,000

Total Investments (Core Bond Fund)
(Cost $288,245,001) - 122.85%		$290,129,501
Liabilities in Excess of Other Assets - (22.85)%		(53,969,996)

TOTAL NET ASSETS - 100.00%		$236,159,505

Core Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.01%
Advertising - 0.17%
WPP Group PLC	81,700	$1,184,251

Apparel & Textiles - 1.44%
NIKE, Inc., Class B	98,900	10,332,083

Automobiles - 0.32%
General Motors Corp.	71,000	2,266,320

Building Materials & Construction - 0.55%
Masco Corp.	133,114	3,973,453

Cable and Television - 4.73%
DIRECTV Group, Inc. *	756,902	17,075,709
Time Warner, Inc.	825,200	16,792,820

		33,868,529
Cellular Communications - 0.22%
Motorola, Inc.	85,400	1,581,608

Computers & Business Equipment - 7.55%
Cisco Systems, Inc. *	404,400	10,490,136
Dell, Inc. *	464,900	10,622,965
Hewlett-Packard Company	299,200	11,782,496
International Business Machines Corp.	103,400	9,617,234
Seagate Technology	428,426	11,524,659

		54,037,490
Electrical Utilities - 5.03%
The AES Corp. *	1,687,700	35,981,764

Core Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services - 11.75%
Capital One Financial Corp.	152,700	$11,770,116
Citigroup, Inc.	361,000	18,194,400
Countrywide Financial Corp.	584,200	22,363,176
JP Morgan Chase & Company	643,300	31,779,020

		84,106,712
Healthcare Services - 7.02%
Health Net, Inc. *	340,244	18,192,847
UnitedHealth Group, Inc.	614,400	32,071,680

		50,264,527
Holdings Companies/Conglomerates - 1.37%
General Electric Company	280,200	9,784,584

Homebuilders - 3.88%
Beazer Homes USA, Inc.	71,608	2,825,652
Centex Corp.	208,910	9,685,068
Pulte Homes, Inc.	379,400	11,215,064
Ryland Group, Inc.	84,808	4,085,201

		27,810,985
Insurance - 5.70%
Aetna, Inc.	557,200	24,667,244
American International Group, Inc.	241,000	16,171,100

		40,838,344
Internet Content - 4.32%
Google, Inc., Class A *	68,800	30,922,160

Internet Retail - 12.25%
Amazon.com, Inc. *	803,700	31,456,818
eBay, Inc. *	618,200	19,819,492
Expedia, Inc. *	659,400	14,018,844
IAC/InterActiveCorp. *	570,800	22,375,360

		87,670,514
Internet Service Provider - 3.69%
Yahoo!, Inc. *	856,200	26,422,332

Leisure Time - 1.56%
Electronic Arts, Inc. *	221,600	11,173,072

Manufacturing - 5.27%
Tyco International, Ltd.	1,222,600	37,692,758

Pharmaceuticals - 1.53%
Pfizer, Inc.	438,685	10,949,577

Photography - 2.47%
Eastman Kodak Company	740,148	17,674,734

Retail Trade - 6.52%
Home Depot, Inc.	410,600	16,259,760
Sears Holdings Corp. *	168,600	30,390,150

		46,649,910
Software - 1.28%
CA, Inc.	351,700	9,161,785

Telephone - 9.39%
Qwest Communications International, Inc. *	3,579,700	31,787,736

The accompanying notes are an integral part of the financial statements. 119

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Core Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telephone (continued)
Sprint Nextel Corp.	1,838,900	$35,453,992

		67,241,728

TOTAL COMMON STOCKS (Cost $627,853,849)		$701,589,220

REPURCHASE AGREEMENTS - 1.35%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$9,686,238 on 03/01/2007,
collateralized by $9,820,000
Federal Home Loan Mortgage
Corp., 4.75% due 11/17/2015
(valued at $9,881,375, including
interest)	$9,685,000	$9,685,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,685,000)		$9,685,000

Total Investments (Core Equity Fund)
(Cost $637,538,849) - 99.36%		$711,274,220
Other Assets in Excess of Liabilities - 0.64%		4,611,291

TOTAL NET ASSETS - 100.00%		$715,885,511

Emerging Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.02%
Advertising - 1.60%
Aquantive, Inc. *	117,550	$2,978,717

Aerospace - 1.30%
ARGON ST, Inc. * (a)	99,550	2,412,097

Automobiles - 2.97%
Force Protection, Inc. * (a)	338,500	5,517,550

Banking - 4.24%
Boston Private Financial Holdings, Inc. (a)	76,150	2,196,927
IBERIABANK Corp.	33,650	1,818,110
UCBH Holdings, Inc.	70,250	1,338,965
Umpqua Holdings Corp. (a)	93,440	2,523,814

		7,877,816
Biotechnology - 2.47%
Exelixis, Inc. *	186,550	1,878,558
Martek Biosciences Corp. * (a)	119,950	2,713,269

		4,591,827
Buildings - 0.21%
Modtech Holdings, Inc. * (a)	101,050	393,085

Business Services - 6.15%
Access Integrated Technologies, Inc. * (a)	153,950	1,023,768
Barrett Business Services, Inc.	100,800	2,456,496
Euronet Worldwide, Inc. * (a)	161,150	4,404,229

Emerging Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
FTI Consulting, Inc. *	83,250	$2,794,702
Seachange International, Inc. *	72,000	734,400

		11,413,595
Chemicals - 0.54%
American Vanguard Corp. (a)	57,800	997,628

Commercial Services - 4.39%
Color Kinetics, Inc. * (a)	150,700	2,757,810
Providence Service Corp. * (a)	88,670	1,950,740
Stantec, Inc. *	100,200	2,512,014
Team, Inc. *	27,000	922,320

		8,142,884
Computers & Business Equipment - 5.08%
Lasercard Corp. * (a)	189,700	2,388,323
Stratasys, Inc. * (a)	74,550	2,734,494
Trident Microsystems, Inc. *	194,850	4,308,133

		9,430,950
Correctional Facilities - 1.09%
Corrections Corp. of America *	38,725	2,027,641

Drugs & Health Care - 2.05%
Healthextras, Inc. *	80,650	2,137,225
Matrixx Initiatives, Inc. * (a)	93,750	1,675,313

		3,812,538
Electronics - 4.91%
Measurement Specialties, Inc. *	98,950	2,281,787
Medis Technologies, Ltd. * (a)	219,950	3,778,741
Supertex, Inc. * (a)	74,500	3,058,225

		9,118,753
Energy - 3.59%
Evergreen Energy, Inc. * (a)	179,200	1,406,720
Headwaters, Inc. *	102,050	2,405,319
InterOil Corp. * (a)	116,650	2,843,927

		6,655,966
Financial Services - 1.20%
Waddell & Reed Financial, Inc., Class A	91,200	2,223,456

Healthcare Products - 11.43%
Adeza Biomedical Corp. *	119,905	2,908,895
Caliper Life Sciences, Inc. * (a)	189,250	1,103,328
Intralase Corp. *	135,000	3,329,100
Kyphon, Inc. *	72,600	3,274,986
Nuvasive, Inc. * (a)	121,600	2,873,408
ResMed, Inc. *	62,000	2,962,360
Somanetics Corp. * (a)	114,200	2,341,100
SonoSite, Inc. * (a)	81,100	2,439,488

		21,232,665
Hotels & Restaurants - 3.04%
Buffalo Wild Wings, Inc. * (a)	17,050	937,750
McCormick & Schmick's Seafood
Restaurants, Inc. *	104,450	2,629,007

The accompanying notes are an integral part of the financial statements. 120

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Emerging Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants (continued)
Texas Roadhouse, Inc., Class A * (a)	141,450	$2,072,242

		5,638,999
Household Products - 1.88%
iRobot Corp. * (a)	130,500	1,815,255
Select Comfort Corp. * (a)	90,825	1,682,987

		3,498,242
Industrial Machinery - 1.33%
Flow International Corp. * (a)	75,000	909,000
Quixote Corp.	76,100	1,555,484

		2,464,484
Insurance - 3.40%
Infinity Property & Casualty Corp.	75,050	3,465,809
ProAssurance Corp. *	29,500	1,519,250
United Fire & Casualty Company	38,500	1,334,025

		6,319,084
International Oil - 0.36%
ATP Oil & Gas Corp. *	16,400	675,680

Leisure Time - 4.41%
Bally Technologies, Inc. * (a)	120,050	2,623,092
Imax Corp. * (a)	438,200	2,002,574
Pinnacle Entertainment, Inc. *	56,600	1,830,444
Progressive Gaming International Corp. * (a)	216,050	1,739,203

		8,195,313
Manufacturing - 1.29%
Raven Industries, Inc. (a)	82,700	2,390,857

Medical-Hospitals - 2.94%
Electro-Optical Sciences, Inc. *	35,972	201,443
EV3, Inc. * (a)	97,000	1,905,080
Neurometrix, Inc. * (a)	61,500	699,870
Northstar Neuroscience, Inc. *	76,100	916,244
Vital Images, Inc. *	50,550	1,737,404

		5,460,041
Office Furnishings & Supplies - 0.80%
Global Imaging Systems, Inc. *	74,050	1,486,183

Petroleum Services - 1.71%
Superior Energy Services, Inc. *	54,200	1,661,230
TETRA Technologies, Inc. *	68,150	1,514,975

		3,176,205
Pharmaceuticals - 3.23%
Advanced Magnetics, Inc. *	23,500	1,385,795
Atherogenics, Inc. * (a)	87,150	952,550
Medicis Pharmaceutical Corp., Class A (a)	100,764	3,663,779

		6,002,124
Retail Trade - 2.14%
A.C. Moore Arts & Crafts, Inc. * (a)	109,950	2,152,821
Hibbett Sports, Inc. *	58,300	1,817,794

		3,970,615
Semiconductors - 4.88%
Actel Corp. *	149,100	2,495,934

Emerging Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
FormFactor, Inc. *	101,900	$4,356,225
Mattson Technology, Inc. *	249,950	2,202,059

		9,054,218
Software - 8.09%
Allscripts Healthcare Solution, Inc. * (a)	100,900	2,732,372
Concur Technologies, Inc. * (a)	182,650	2,953,450
Faro Technologies, Inc. * (a)	113,600	3,066,064
Opsware, Inc. * (a)	463,100	3,417,678
Progress Software Corp. *	101,774	2,854,761

		15,024,325
Telecommunications Equipment &
Services - 1.62%
Comtech Telecommunications Corp. *	87,650	3,010,777

Trucking & Freight - 3.68%
Celadon Group, Inc. *	142,425	2,550,832
ID Systems, Inc. * (a)	142,300	2,154,422
Oshkosh Truck Corp.	39,700	2,129,905

		6,835,159

TOTAL COMMON STOCKS (Cost $178,952,974)		$182,029,474

SHORT TERM INVESTMENTS - 28.45%
Federal Home Loan Bank Discount Notes
zero coupon due 03/01/2007	$5,500,000	$5,500,000
State Street Navigator Securities Lending
Prime Portfolio (c)	47,337,033	47,337,033

TOTAL SHORT TERM INVESTMENTS
(Cost $52,837,033)		$52,837,033

REPURCHASE AGREEMENTS - 0.04%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$84,011 on 03/01/2007,
collateralized by $85,000 Federal
National Mortgage Association,
6.375% due 06/15/2009 (valued at
$89,463, including interest) (c)	$84,000	$84,000

TOTAL REPURCHASE AGREEMENTS
(Cost $84,000)		$84,000

Total Investments (Emerging Growth Fund)
(Cost $231,874,007) - 126.51%		$234,950,507
Liabilities in Excess of Other Assets - (26.51)%		(49,236,633)

TOTAL NET ASSETS - 100.00%		$185,713,874

The accompanying notes are an integral part of the financial statements. 121

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Emerging Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.77%
Advertising - 2.20%
inVentiv Health, Inc. *	19,290	$703,506
ValueClick, Inc. *	14,300	378,950

		1,082,456
Aerospace - 3.84%
Armor Holdings, Inc. *	9,330	594,227
BE Aerospace, Inc. *	27,230	822,074
HEICO Corp., Class A	14,808	473,412

		1,889,713
Air Travel - 0.91%
Copa Holdings SA, Class A	8,000	448,000

Apparel & Textiles - 4.55%
Crocs, Inc. *	16,680	812,650
Iconix Brand Group, Inc. *	21,240	465,793
Quiksilver, Inc. *	29,830	415,830
Volcom, Inc. *	15,000	547,200

		2,241,473
Auto Parts - 1.07%
LKQ Corp. *	24,320	528,230

Automobiles - 0.92%
Monro Muffler Brake, Inc.	12,500	454,625

Banking - 4.70%
Boston Private Financial Holdings, Inc.	6,165	177,861
East West Bancorp, Inc.	9,756	363,606
PrivateBancorp, Inc.	10,140	371,327
Signature Bank *	11,135	342,067
United Community Banks, Inc.	19,130	624,977
Virginia Commerce Bancorp, Inc. *	20,600	433,836

		2,313,674
Biotechnology - 1.61%
Digene Corp. *	6,560	310,157
Integra LifeSciences Holdings Corp. *	11,510	483,995

		794,152
Building Materials & Construction - 0.93%
Williams Scotsman International, Inc. *	22,430	456,675

Business Services - 2.70%
Euronet Worldwide, Inc. *	13,240	361,849
Kenexa Corp. *	11,610	391,141
Sotheby's Holdings, Inc., Class A	4,550	165,438
Syntel, Inc.	11,460	411,185

		1,329,613
Cable and Television - 0.91%
Central European Media Enterprises, Ltd.,
Class A *	5,500	446,435

Cellular Communications - 0.77%
Dobson Communications Corp., Class A *	42,500	377,400

Commercial Services - 1.72%
Live Nation, Inc. *	20,870	482,932
Pool Corp.	10,430	366,093

		849,025

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment - 3.14%
Internap Network Services Corp. *	19,330	$363,790
Micros Systems, Inc. *	11,597	646,649
Rackable Systems, Inc. *	11,800	205,438
Witness Systems, Inc. *	12,500	332,875

		1,548,752
Construction Materials - 0.87%
Regal-Beloit Corp.	9,510	430,232

Crude Petroleum & Natural Gas - 2.02%
Arena Resources, Inc. *	12,300	555,468
GMX Resources, Inc. *	13,600	441,320

		996,788
Drugs & Health Care - 2.97%
Adams Respiratory Therapeutics, Inc. *	10,060	365,379
Healthextras, Inc. *	9,320	246,980
Illumina, Inc. *	7,000	235,130
Immucor, Inc. *	20,630	613,536

		1,461,025
Electrical Equipment - 1.68%
Anixter International, Inc. *	6,100	378,200
Genlyte Group, Inc. *	6,460	448,259

		826,459
Energy - 0.56%
Energy Conversion Devices, Inc. *	9,230	277,823

Financial Services - 3.86%
Affiliated Managers Group, Inc. *	8,900	1,010,150
GFI Group, Inc. *	8,819	543,339
optionsXpress Holdings, Inc.	15,000	348,150

		1,901,639
Food & Beverages - 0.97%
Hansen Natural Corp. *	13,600	476,000

Healthcare Products - 5.93%
American Medical Systems Holdings, Inc. *	26,590	540,841
Arthrocare Corp. *	6,940	252,269
Conceptus, Inc. *	16,990	319,072
DJO, Inc. *	6,880	269,559
Kyphon, Inc. *	7,410	334,265
PSS World Medical, Inc. *	23,580	489,049
Viasys Healthcare, Inc. *	23,140	715,720

		2,920,775
Healthcare Services - 3.31%
AMN Healthcare Services, Inc. *	18,180	505,404
Radiation Therapy Services, Inc. *	18,620	561,952
The Advisory Board Company *	10,860	564,828

		1,632,184
Hotels & Restaurants - 3.54%
Applebee's International, Inc.	16,640	425,318
Krispy Kreme Doughnuts, Inc. *	38,890	395,511
McCormick & Schmick's Seafood
Restaurants, Inc. *	15,800	397,686

The accompanying notes are an integral part of the financial statements. 122

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants (continued)
Orient Express Hotels, Ltd.	5,381	$277,821
The Cheesecake Factory, Inc. *	9,030	246,429

		1,742,765
Industrial Machinery - 0.41%
Gardner Denver, Inc. *	5,940	201,188

Insurance - 1.76%
Hub International, Ltd.	3,200	125,600
ProAssurance Corp. *	8,920	459,380
Tower Group, Inc.	8,200	280,276

		865,256
Internet Content - 1.09%
RightNow Technologies, Inc. *	11,533	192,255
The Knot, Inc. *	14,510	343,017

		535,272
Internet Retail - 0.90%
Nutri/System, Inc. *	9,880	446,082

Internet Software - 0.79%
DealerTrack Holdings, Inc. *	13,430	388,799

Leisure Time - 2.09%
Life Time Fitness, Inc. *	13,980	668,244
WMS Industries, Inc. *	9,650	361,200

		1,029,444
Liquor - 1.54%
Central European Distribution Corp. *	28,000	761,040

Manufacturing - 0.63%
Barnes Group, Inc.	14,010	312,843

Medical-Hospitals - 2.45%
Psychiatric Solutions, Inc. *	20,512	819,660
VCA Antech, Inc. *	10,550	387,290

		1,206,950
Mutual Funds - 2.56%
iShares Russell 2000 Index Fund	16,000	1,261,600

Office Furnishings & Supplies - 2.60%
Acco Brands Corp. *	20,370	443,659
Knoll, Inc.	36,220	838,493

		1,282,152
Petroleum Services - 4.88%
Basic Energy Services, Inc. *	20,870	475,210
Dril-Quip, Inc. *	7,600	293,208
Superior Energy Services, Inc. *	16,100	493,465
Superior Well Services, Inc. *	15,174	344,146
Universal Compression Holdings, Inc. *	2,200	147,290
World Fuel Services Corp.	14,400	649,440

		2,402,759
Pharmaceuticals - 0.44%
Alkermes, Inc. *	13,330	218,612

Real Estate - 4.58%
BioMed Realty Trust, Inc., REIT	14,170	396,052

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Innkeepers USA Trust, REIT	27,990	$467,433
Jones Lang LaSalle, Inc., REIT	4,584	485,216
Redwood Trust, Inc., REIT	8,340	450,360
Sunstone Hotel Investors, Inc., REIT	16,080	455,707

		2,254,768
Retail Grocery - 0.89%
United Natural Foods, Inc. *	14,680	437,170

Retail Trade - 3.42%
Children's Place Retail Stores, Inc. *	8,920	485,783
First Cash Financial Services, Inc. *	16,800	377,664
Hibbett Sports, Inc. *	14,110	439,950
The Men's Wearhouse, Inc.	8,600	380,808

		1,684,205
Semiconductors - 4.71%
Emulex Corp. *	20,350	364,265
FormFactor, Inc. *	11,720	501,030
ON Semiconductor Corp. *	34,500	338,790
PMC-Sierra, Inc. *	68,080	459,540
Varian Semiconductor Equipment Associates,
Inc. *	13,773	658,212

		2,321,837
Software - 4.42%
Allscripts Healthcare Solution, Inc. *	14,110	382,099
Nuance Communications, Inc. *	35,500	500,195
Patni Computer Systems, Ltd., SADR	13,000	284,960
Transaction Systems Architects, Inc., Class A *	19,530	689,409
Ultimate Software Group, Inc. *	12,025	320,346

		2,177,009
Telecommunications Equipment &
Services - 2.15%
Aeroflex, Inc. *	40,170	459,143
NTELOS Holdings Corp. *	10,500	196,035
Viasat, Inc. *	11,837	404,352

		1,059,530
Trucking & Freight - 0.78%
Old Dominion Freight Lines, Inc. *	12,320	383,275

TOTAL COMMON STOCKS (Cost $46,377,306)		$48,655,704

REPURCHASE AGREEMENTS - 3.29%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$1,621,207 on 3/01/2007,
collateralized by $1,640,000
Federal National Mortgage
Association, 6.30% due
12/21/2026 (valued at $1,656,400,
including interest) (c)	$1,621,000	$1,621,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,621,000)		$1,621,000

The accompanying notes are an integral part of the financial statements. 123

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Total Investments (Emerging Small Company Fund)
(Cost $47,998,306) - 102.06%		$50,276,704
Liabilities in Excess of Other Assets - (2.06)%		(1,015,966)

TOTAL NET ASSETS - 100.00%		$49,260,738

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.21%
Aerospace - 0.72%
Raytheon Company	115,300	$6,174,315

Agriculture - 0.28%
Archer-Daniels-Midland Company	70,700	2,430,666

Aluminum - 0.60%
Alcoa, Inc.	153,700	5,135,117

Auto Parts - 0.56%
Genuine Parts Company	98,550	4,799,385

Automobiles - 0.22%
Ford Motor Company (a)	238,500	1,888,920

Banking - 2.92%
Fifth Third Bancorp	221,462	8,920,489
National City Corp.	122,500	4,636,625
SunTrust Banks, Inc.	76,300	6,432,853
US Bancorp (a)	140,100	4,995,966

		24,985,933
Biotechnology - 0.80%
Amgen, Inc. *	52,800	3,392,928
MedImmune, Inc. *	107,700	3,436,707

		6,829,635
Broadcasting - 0.69%
CBS Corp., Class B	194,100	5,890,935

Building Materials & Construction - 0.67%
Masco Corp.	192,800	5,755,080

Business Services - 1.09%
Computer Sciences Corp. * (a)	60,100	3,181,093
H & R Block, Inc. (a)	283,300	6,170,274

		9,351,367
Cable and Television - 1.96%
EchoStar Communications Corp., Class A *	18,200	738,920
Time Warner, Inc.	523,500	10,653,225
Viacom, Inc. *	137,600	5,371,904

		16,764,049
Cellular Communications - 0.51%
Motorola, Inc.	233,300	4,320,716

Chemicals - 1.24%
Chemtura Corp.	168,224	1,931,212
E.I. Du Pont De Nemours & Company	171,400	8,698,550

		10,629,762
Computers & Business Equipment - 1.62%
Dell, Inc. *	285,000	6,512,250
International Business Machines Corp.	78,800	7,329,188

		13,841,438

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials - 0.83%
Vulcan Materials Company	60,600	$7,059,294

Cosmetics & Toiletries - 3.40%
Avon Products, Inc.	175,300	6,426,498
Colgate-Palmolive Company	162,900	10,972,944
International Flavors & Fragrances, Inc.	138,500	6,481,800
Kimberly-Clark Corp.	76,200	5,189,982

		29,071,224
Drugs & Health Care - 0.99%
Wyeth	172,800	8,453,376

Electrical Equipment - 0.46%
Cooper Industries, Ltd., Class A	42,500	3,898,950

Electrical Utilities - 2.82%
Entergy Corp.	87,700	8,655,990
FirstEnergy Corp.	83,075	5,198,003
Pinnacle West Capital Corp.	69,900	3,314,658
TECO Energy, Inc.	94,900	1,591,473
Xcel Energy, Inc. (a)	225,100	5,319,113

		24,079,237
Electronics - 0.75%
Sony Corp.	122,400	6,384,377

Energy - 1.52%
Duke Energy Corp.	243,800	4,800,422
Progress Energy, Inc. (a)	121,100	5,916,946
Statoil ASA	88,600	2,264,616

		12,981,984
Financial Services - 7.95%
Charles Schwab Corp.	430,200	7,950,096
Citigroup, Inc.	184,696	9,308,678
Federal National Mortgage Association	69,600	3,948,408
JP Morgan Chase & Company	422,514	20,872,192
Mellon Financial Corp.	222,600	9,667,518
Morgan Stanley	81,400	6,098,488
State Street Corp. (c)	104,800	6,865,448
Wells Fargo & Company (c)	92,900	3,223,630

		67,934,458
Food & Beverages - 3.40%
Campbell Soup Company (a)	97,400	3,976,842
General Mills, Inc.	127,600	7,191,536
Hershey Company	26,300	1,390,744
McCormick & Company, Inc.	88,300	3,381,007
Sara Lee Corp.	126,300	2,078,898
Sysco Corp.	63,200	2,083,072
The Coca-Cola Company	192,700	8,995,236

		29,097,335
Gas & Pipeline Utilities - 1.30%
NiSource, Inc.	334,500	7,957,755
Spectra Energy Corp.	121,900	3,136,487

		11,094,242

The accompanying notes are an integral part of the financial statements. 124

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products - 2.01%
Baxter International, Inc.	110,600	$5,531,106
Boston Scientific Corp. *	199,900	3,260,369
Johnson & Johnson	132,900	8,379,345

		17,170,820
Holdings Companies/Conglomerates - 2.85%
General Electric Company	697,300	24,349,716

Homebuilders - 0.41%
D.R. Horton, Inc. (a)	137,400	3,485,838

Household Products - 1.52%
Fortune Brands, Inc.	62,600	5,033,040
Newell Rubbermaid, Inc.	259,100	7,933,642

		12,966,682
Industrial Machinery - 1.10%
Ingersoll-Rand Company, Class A	97,000	4,201,070
Pall Corp.	150,100	5,190,458

		9,391,528
Insurance - 5.66%
American International Group, Inc.	148,765	9,982,132
Chubb Corp.	64,200	3,277,410
Lincoln National Corp.	114,798	7,823,484
Marsh & McLennan Companies, Inc.	412,600	12,138,692
Progressive Corp.	171,700	3,937,081
The Travelers Companies, Inc. *	135,449	6,875,391
UnumProvident Corp.	204,100	4,369,781

		48,403,971
International Oil - 8.04%
Anadarko Petroleum Corp.	130,900	5,266,107
BP PLC, ADR	94,892	5,849,143
Chevron Corp.	223,860	15,359,035
Exxon Mobil Corp.	217,724	15,606,456
Hess Corp.	172,800	9,167,040
Murphy Oil Corp. (a)	117,000	6,062,940
Royal Dutch Shell PLC, ADR	175,800	11,428,758

		68,739,479
Leisure Time - 0.91%
Walt Disney Company	228,300	7,821,558

Liquor - 1.06%
Anheuser-Busch Companies, Inc.	184,100	9,035,628

Manufacturing - 4.30%
3M Company	150,200	11,126,816
Eaton Corp.	43,400	3,515,834
Honeywell International, Inc.	208,600	9,687,384
Illinois Tool Works, Inc.	113,700	5,878,290
Tyco International, Ltd.	212,500	6,551,375

		36,759,699
Newspapers - 1.51%
Dow Jones & Company, Inc. (a)	155,900	5,621,754
The New York Times Company, Class A (a)	295,800	7,315,134

		12,936,888

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Office Furnishings & Supplies - 0.83%
Avery Dennison Corp.	107,400	$7,137,804

Paper - 1.93%
International Paper Company	347,425	12,510,774
MeadWestvaco Corp.	132,500	4,034,625

		16,545,399
Petroleum Services - 1.10%
BJ Services Company	133,400	3,573,786
Schlumberger, Ltd.	92,600	5,815,280

		9,389,066
Pharmaceuticals - 5.69%
Abbott Laboratories	118,800	6,488,856
Bristol-Myers Squibb Company	240,500	6,346,795
Eli Lilly & Company	209,600	11,033,344
Merck & Company, Inc.	290,300	12,819,648
Pfizer, Inc.	378,400	9,444,864
Schering-Plough Corp.	105,900	2,486,532

		48,620,039
Photography - 0.65%
Eastman Kodak Company (a)	233,400	5,573,592

Publishing - 1.60%
Gannett Company, Inc.	62,200	3,810,372
Idearc, Inc.	9,737	331,058
Tribune Company (a)	318,000	9,549,540

		13,690,970
Railroads & Equipment - 1.39%
Norfolk Southern Corp.	69,500	3,294,300
Union Pacific Corp.	87,200	8,600,536

		11,894,836
Retail Trade - 2.75%
Bed Bath & Beyond, Inc. *	113,500	4,527,515
Home Depot, Inc.	203,100	8,042,760
RadioShack Corp. (a)	115,600	2,886,532
Wal-Mart Stores, Inc.	167,200	8,075,760

		23,532,567
Sanitary Services - 0.59%
Waste Management, Inc.	147,422	5,019,719

Semiconductors - 1.63%
Analog Devices, Inc.	192,300	6,970,875
Applied Materials, Inc.	163,300	3,032,481
Intel Corp.	197,000	3,910,450

		13,913,806
Software - 1.66%
Microsoft Corp.	504,000	14,197,680

Telecommunications Equipment &
Services - 0.80%
Nokia Oyj, SADR	315,300	6,882,999

Telephone - 5.39%
ALLTEL Corp.	117,100	7,095,089
AT&T, Inc.	428,073	15,753,087

The accompanying notes are an integral part of the financial statements. 125

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telephone (continued)
Qwest Communications International, Inc. * (a)	880,100	$7,815,288
Sprint Nextel Corp.	311,500	6,005,720
Verizon Communications, Inc.	205,952	7,708,783
Windstream Corp. *	113,008	1,700,770

		46,078,737

Tobacco - 0.51%
UST, Inc. (a)	74,600	4,331,276

Toys, Amusements & Sporting Goods - 1.02%
Mattel, Inc. (a)	336,600	8,754,966

TOTAL COMMON STOCKS (Cost $695,805,894)		$805,477,058

CORPORATE BONDS - 0.42%
Automobiles - 0.14%
Ford Motor Company
4.25% due 12/15/2036	$1,043,000	1,167,013

Telecommunications Equipment &
Services - 0.28%
Lucent Technologies, Inc.
8.00% due 08/01/2031 (a)	2,366,000	2,376,812

TOTAL CORPORATE BONDS (Cost $3,487,494)		$3,543,825

SHORT TERM INVESTMENTS - 13.28%
State Street Navigator Securities
Lending Prime Portfolio (c)	$68,581,972	$68,581,972
T. Rowe Price Reserve Investment Fund (c)	44,992,100	44,992,100

TOTAL SHORT TERM INVESTMENTS
(Cost $113,574,072)		$113,574,072

REPURCHASE AGREEMENTS - 0.29%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$2,500,319 on 03/01/2007,
collateralized by $2,460,000
Federal Home Loan Mortgage
Corp., 5.5% due 10/04/2016
(valued at $2,552,250, including
interest) (c)	$2,500,000	$2,500,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,500,000)		$2,500,000

Total Investments (Equity-Income Fund)
(Cost $815,367,460) - 108.20%		$925,094,955
Liabilities in Excess of Other Assets - (8.20)%		(70,137,967)

TOTAL NET ASSETS - 100.00%		$854,956,988

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.77%
Advertising - 0.27%
WPP Group PLC, SADR (a)	34,451	$2,498,731

Banking - 2.85%
Commerce Bancorp, Inc. (a)	152,000	5,079,840
Wachovia Corp.	386,141	21,380,627

		26,460,467
Broadcasting - 2.08%
Liberty Media Corp. - Capital, Series A *	26,905	2,902,511
News Corp.	728,700	16,417,611

		19,320,122
Business Services - 3.58%
Dun & Bradstreet Corp. *	17,095	1,509,147
H & R Block, Inc. (a)	403,523	8,788,731
Iron Mountain, Inc. *	410,463	11,431,394
Moody's Corp.	176,901	11,449,033

		33,178,305
Cable and Television - 3.55%
Comcast Corp.-Special Class A *	1,122,936	28,578,709
Virgin Media Inc. (a)	164,777	4,318,805

		32,897,514
Coal - 0.32%
China Coal Energy Company, H Shares *	3,155,800	2,941,058

Colleges & Universities - 0.30%
Apollo Group, Inc., Class A *	57,800	2,733,362

Computers & Business Equipment - 1.19%
Dell, Inc. *	227,900	5,207,515
Hewlett-Packard Company	147,784	5,819,734

		11,027,249
Construction Materials - 1.77%
Martin Marietta Materials, Inc. (a)	67,479	8,456,468
Vulcan Materials Company (a)	68,670	7,999,369

		16,455,837
Containers & Glass - 2.14%
Sealed Air Corp.	308,404	19,873,554

Cosmetics & Toiletries - 1.47%
Avon Products, Inc.	106,212	3,893,732
Procter & Gamble Company	154,100	9,783,809

		13,677,541
Crude Petroleum & Natural Gas - 5.88%
Devon Energy Corp.	293,909	19,312,760
EOG Resources, Inc.	248,088	16,805,481
Occidental Petroleum Corp.	398,582	18,406,517

		54,524,758
Financial Services - 14.22%
Ameriprise Financial, Inc.	196,613	11,493,996
Citigroup, Inc.	370,019	18,648,958
E*TRADE Financial Corp. *	39,900	921,291
HSBC Holdings PLC	1,367,824	23,904,799
JP Morgan Chase & Company	778,782	38,471,831
Mellon Financial Corp.	189,100	8,212,613

The accompanying notes are an integral part of the financial statements. 126

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Morgan Stanley	81,575	$6,111,599
State Street Corp. (c)	24,675	1,616,459
Wells Fargo & Company (c)	651,966	22,623,220

		132,004,766
Food & Beverages - 1.84%
Diageo PLC, SADR	147,581	11,716,456
Hershey Company (a)	100,983	5,339,981

		17,056,437
Healthcare Services - 3.70%
Cardinal Health, Inc.	123,952	8,687,796
Caremark Rx, Inc.	204,971	12,624,164
Express Scripts, Inc. *	46,900	3,536,729
UnitedHealth Group, Inc.	182,500	9,526,500

		34,375,189
Holdings Companies/Conglomerates - 6.03%
Berkshire Hathaway, Inc., Class A *	283	30,051,770
China Merchants Holdings International
Company, Ltd.	1,492,288	5,817,049
Loews Corp.	461,911	20,065,414

		55,934,233
Household Products - 0.20%
Hunter Douglas NV	21,840	1,849,307

Industrials - 0.30%
Cosco Pacific, Ltd.	1,053,715	2,819,241

Insurance - 8.68%
Ambac Financial Group, Inc.	23,500	2,059,540
American International Group, Inc.	570,143	38,256,596
Aon Corp.	163,408	6,152,311
Chubb Corp.	44,504	2,271,929
Markel Corp. *	1,732	829,368
Principal Financial Group, Inc.	51,642	3,144,482
Progressive Corp.	805,096	18,460,851
Sun Life Financial, Inc.	28,271	1,224,417
Transatlantic Holdings, Inc. (a)	123,212	8,144,313

		80,543,807
International Oil - 4.45%
Canadian Natural Resources Ltd.	66,800	3,360,040
ConocoPhillips	580,550	37,979,581

		41,339,621
Internet Retail - 1.32%
Amazon.com, Inc. * (a)	151,900	5,945,366
Expedia, Inc. *	55,377	1,177,315
IAC/InterActiveCorp. * (a)	55,077	2,159,019
Liberty Media Holding Corp.-Interactive A *	127,425	3,003,407

		12,285,107
Liquor - 0.69%
Heineken Holding NV	152,525	6,439,383

Manufacturing - 6.12%
Harley-Davidson, Inc. (a)	263,132	17,340,399

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing (continued)
Tyco International, Ltd.	1,280,288	$39,471,279

		56,811,678
Mining - 0.41%
BHP Billiton PLC	95,967	1,922,815
Rio Tinto PLC	34,170	1,833,742

		3,756,557
Petroleum Services - 0.76%
Transocean, Inc. *	91,775	7,037,307

Publishing - 0.96%
Gannett Company, Inc.	35,618	2,181,958
Lagardere S.C.A.	87,687	6,739,273

		8,921,231
Retail Trade - 7.25%
Bed Bath & Beyond, Inc. *	125,500	5,006,195
CarMax, Inc. *	48,800	2,571,760
Costco Wholesale Corp.	635,848	35,537,545
Lowe's Companies, Inc.	144,400	4,701,664
Sears Holdings Corp. *	12,700	2,289,175
Wal-Mart Stores, Inc.	354,895	17,141,428

		67,247,767
Software - 2.09%
Microsoft Corp.	689,726	19,429,581

Telecommunications Equipment &
Services - 0.67%
Nokia Oyj, SADR	101,986	2,226,355
SK Telecom Company, Ltd., ADR (a)	176,739	4,029,649

		6,256,004
Telephone - 1.09%
Sprint Nextel Corp.	524,600	10,114,288

Tobacco - 4.33%
Altria Group, Inc.	476,903	40,193,385

Travel Services - 4.56%
American Express Company	744,765	42,354,785

Trucking & Freight - 0.70%
Kuehne & Nagel International AG	32,750	2,498,564
United Parcel Service, Inc., Class B	57,542	4,038,873

		6,537,437

TOTAL COMMON STOCKS (Cost $785,534,231)		$888,895,609

SHORT TERM INVESTMENTS - 9.34%
Sanpaola Imi US Financial Co.
5.33% due 03/01/2007	$42,114,000	$42,114,000
State Street Navigator Securities Lending
Prime Portfolio (c)	44,553,317	44,553,317

TOTAL SHORT TERM INVESTMENTS
(Cost $86,667,317)		$86,667,317

The accompanying notes are an integral part of the financial statements. 127

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Total Investments (Fundamental Value Fund)
(Cost $872,201,548) - 105.11%			$975,562,926
Liabilities in Excess of Other Assets - (5.11)%			(47,422,498)

TOTAL NET ASSETS - 100.00%			$928,140,428

Global Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 1.48%
Treasury Inflation Protected
Securities (d) - 0.12%
0.875% due 04/15/2010 (a)***		$745,612	$717,331
2.00% due 01/15/2026 (a)***		101,669	98,003

			815,334
U.S. Treasury Bonds - 1.36%
4.75% due 02/15/2037 (a)***		2,200,000	2,228,875
7.875% due 02/15/2021 (a)***		5,500,000	7,241,955

			9,470,830

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,054,606)			$10,286,164

U.S. GOVERNMENT AGENCY OBLIGATIONS - 58.89%
Federal National Mortgage
Association - 58.89%
5.00% due 07/01/2013 ***		2,489,432	2,476,479
5.50% TBA **		6,500,000	6,447,188
5.67% due 03/25/2044 (b)***		810,758	811,727
5.958% due 06/01/2043 (b)***		6,178,982	6,247,859
6.00% TBA **		359,800,000	362,820,029
6.027% due 11/01/2042 ***		36,359	36,765
6.083% due 10/01/2044 (b)***		1,407,732	1,428,481
6.50% due 12/01/2099		28,000,000	28,542,500
6.841% due 11/01/2035 (b)***		1,110,206	1,149,804

			409,960,832

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $407,686,597)			$409,960,832

FOREIGN GOVERNMENT OBLIGATIONS - 43.83%
Canada - 0.10%
Province of Ontario
6.20% due 06/02/2031 ***	CAD	100,000	106,418
Province of Quebec, Canada
5.75% due 12/01/2036 ***		600,000	605,266

			711,684
Denmark - 0.45%
Nykredit Realkredit A/S, Series IOH
4.158% due 10/01/2038 ***	DKK	6,000,000	1,051,097
Realkredit Danmark A/S, Series 83D
4.51% due 10/01/2038 ***		12,000,000	2,098,999

			3,150,096
France - 2.75%
Government of France
5.50% due 04/25/2010 ***	EUR	13,800,000	19,103,996

Germany - 26.31%
Federal Republic of Germany
4.25% due 01/04/2014 ***		4,800,000	6,465,399

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Germany (continued)
Federal Republic of Germany (continued)
5.00% due 01/04/2012 ***	EUR	5,100,000	$7,068,337
5.25% due 01/04/2011 ***		73,100,000	101,281,880
5.25% due 07/04/2010 ***		13,400,000	18,463,208
5.50% due 01/04/2031 ***		18,200,000	29,024,250
6.50% due 07/04/2027 ***		11,900,000	20,854,902

			183,157,976
Japan - 12.26%
Government of Japan
1.00% due 06/10/2016 ***	JPY	662,640,000	5,501,497
1.10% due 12/10/2016 ***		3,389,800,000	28,413,683
1.50% due 03/20/2015 ***		900,000,000	7,613,898
1.50% due 03/20/2011 ***		980,000,000	8,421,082
2.30% due 06/20/2035 ***		1,270,000,000	10,780,571
2.40% due 03/20/2034 ***		600,000,000	5,200,426
2.50% due 09/20/2035 ***		1,300,000,000	11,496,730
2.50% due 06/20/2036 ***		890,000,000	7,876,308

			85,304,195
Netherlands - 0.60%
Kingdom of Netherlands
3.75% due 07/15/2014 ***	EUR	3,200,000	4,181,432

United Kingdom - 1.36%
Government of United Kingdom
4.75% due 06/07/2010 ***	GBP	4,900,000	9,477,471

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $298,773,482)			$305,086,850

CORPORATE BONDS - 18.82%
British Virgin Islands - 0.11%
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)***		$800,000	800,352

Canada - 0.19%
Alcan Aluminum, Ltd.
6.45% due 03/15/2011 ***		700,000	731,416
DaimlerChrysler Canada Finance Inc., Series MTN
4.85% due 03/30/2009 ***	CAD	700,000	601,905

			1,333,321
Cayman Islands - 1.49%
Calabash Re, Ltd.
13.765% due 01/08/2010 (b)***		$900,000	923,940
Foundation Re II, Ltd.
12.123% due 11/26/2010 (b)***		400,000	407,680
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049 ***		2,500,000	2,647,000
MUFG Capital Finance 2, Ltd.
4.85% due 12/31/2049 (b)***	EUR	2,500,000	3,276,382
SMFG Preferred Capital
6.078% due 01/29/2049 (b)***		$1,700,000	1,719,754
Transocean, Inc.
5.5906% due 09/05/2008 ***		1,400,000	1,401,340

			10,376,096

The accompanying notes are an integral part of the financial statements. 128

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Iceland - 0.19%
Glitnir Banki HF
5.83% due 01/18/2012 (b)***		$1,300,000	$1,296,324

Ireland - 0.07%
Osiris Capital PLC, Series D
10.36% due 01/15/2010 (b)***		500,000	502,470

Japan - 1.34%
Bank of Tokyo-Mitsubishi UFJ, Ltd., Series EMTN
3.50% due 12/16/2015 (b)***	EUR	600,000	771,933
Mitsubishi UFJ Financial Group, Inc.,
Capital Finance 1, Ltd.
6.346% due 07/29/2049 (b)***		$1,700,000	1,763,612
Mizuho Finance
1.06% due 09/28/2049 ***	JPY	200,000,000	1,686,285
Mizuho Trust & Banking Company
2.404% due 04/27/2009 ***		100,000,000	868,583
Sumitomo Mitsui Banking Corp., Series EMTN
1.266% due 12/31/2049 (b)***		100,000,000	851,552
1.445% due 12/01/2049 (b)***		300,000,000	2,561,273
1.6263% due 12/31/2049 (b)***		100,000,000	853,988

			9,357,226
Luxembourg - 0.32%
VTB Capital SA for Vneshtorgbank
5.975% due 08/01/2008 ***		$1,600,000	1,601,600
6.115% due 09/21/2007 (b)***		600,000	601,500

			2,203,100
Netherlands - 0.43%
Rabobank Nederland
5.38% due 01/15/2009 (b)***		2,500,000	2,500,647
Siemens Financieringsmaatschappij NV
5.41% due 08/14/2009 (b)***		500,000	500,063

			3,000,710
Spain - 0.81%
Santander US Debt SA Unipersonal
5.42% due 02/06/2009 (b)***		2,500,000	2,502,937
5.42563% due 11/20/2009 ***		1,600,000	1,600,346
5.45% due 09/19/2008 (b)***		1,500,000	1,502,060

			5,605,343
United Kingdom - 0.59%
HBOS Treasury Services PLC, Series MTN
5.35% due 07/17/2008 (b)***		1,400,000	1,400,538
5.4003% due 07/17/2009 (b)***		200,000	200,170
HSBC Holdings PLC
6.50% due 05/02/2036 ***		2,000,000	2,192,606
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 ***		300,000	289,719

			4,083,033
United States - 13.28%
ACE INA Holdings, Inc.
5.875% due 06/15/2014 ***		300,000	308,989
American Express Centurion Bank, Series BKNT
5.35% due 05/07/2008 (b)***		100,000	99,931
American Express Credit Corp., Series MTN
5.38% due 05/18/2009 (b)***		1,400,000	1,400,034

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
American International Group, Inc.
5.365% due 06/23/2008 (b)***		$1,600,000	$1,600,006
Autozone, Inc.
5.875% due 10/15/2012 ***		500,000	510,031
Bank of America NA, Series BKNT
5.36% due 12/18/2008 (b)***		2,600,000	2,599,428
Banque Nationale de Paris/New York, Series YCD
5.262% due 05/28/2008 (b)***		3,400,000	3,399,786
BellSouth Corp.
5.20% due 09/15/2014 ***		600,000	593,668
5.46% due 08/15/2008 (b)***		1,400,000	1,401,137
Boston Scientific Corp.
5.45% due 06/15/2014 ***		300,000	294,629
6.00% due 06/15/2011 ***		700,000	713,378
Capital One Financial Corp., Series MTN
5.70% due 09/15/2011 ***		600,000	609,978
Charter One Bank N.A., Series BKNT
5.41% due 04/24/2009 (b)***		3,250,000	3,252,577
Cisco Systems, Inc.
5.44% due 02/20/2009 (b)***		2,600,000	2,602,967
CIT Group, Inc., Series MTN
5.43% due 02/21/2008 (b)***		1,100,000	1,101,232
Citigroup, Inc.
5.40% due 01/30/2009 (b)***		3,000,000	3,001,308
5.4056% due 12/26/2008 (b)***		1,500,000	1,501,061
CMS Energy Corp.
7.50% due 01/15/2009 (a)***		800,000	818,000
8.90% due 07/15/2008 ***		400,000	415,000
9.875% due 10/15/2007 ***		1,340,000	1,368,475
CNA Financial Corp.
6.00% due 08/15/2011 ***		1,000,000	1,022,733
CVS Corp.
5.75% due 08/15/2011 ***		700,000	715,635
D.R. Horton, Inc.
6.00% due 04/15/2011 (a)***		800,000	809,795
DaimlerChrysler N.A. Holding Corp., Series MTN
5.75% due 09/08/2011 ***		300,000	304,150
Echostar DBS Corp.
6.375% due 10/01/2011 ***		100,000	100,500
El Paso Corp.
7.625% due 08/16/2007 ***		100,000	100,869
Fleet National Bank
0.801% due 07/07/2008 ***	JPY	90,000,000	760,325
Ford Motor Company, Term B
8.36% due 11/29/2013 *** (f)		$1,000,000	1,014,380
Ford Motor Credit Company
7.25% due 10/25/2011 ***		700,000	688,588
Fortis Bank SA/NV - New York NY, Series YCD
5.295% due 04/28/2008 (b)***		1,500,000	1,501,501
General Electric Capital Corp., Series MTN
5.41% due 10/26/2009 (b)***		1,500,000	1,499,960
General Electric Capital Corp., Series MTN
5.43% due 01/20/2010 (b)***		2,600,000	2,603,601
Genworth Global Funding Trusts
5.42% due 02/10/2009 (b)***		2,600,000	2,602,075

The accompanying notes are an integral part of the financial statements. 129

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Georgia Pacific Corp., Term B
7.345% due 12/20/2012 (b)*** (f)		$990,000	$999,207
GMAC LLC
6.00% due 04/01/2011 ***		1,700,000	1,679,272
6.00% due 12/15/2011 ***		900,000	880,552
Goldman Sachs Group, Inc.
5.25% due 06/01/2016 ***	CAD	1,500,000	1,320,138
5.4056% due 12/23/2008 (b)***		$1,300,000	1,300,247
Goldman Sachs Group, Inc., Series MTNB
5.455% due 12/22/2008 (b)***		300,000	300,397
HCA, Inc., Tranche B
8.086% due 11/01/2013 (b)*** (f)		1,300,000	1,315,444
HJ Heinz Finance Company
6.00% due 03/15/2012 (a)(b)***		600,000	617,526
HSBC Finance Corp.
5.42% due 10/21/2009 (b)***		2,000,000	2,000,852
HSBC Finance Corp., Series MTN
5.455% due 06/19/2009 (b)***		2,800,000	2,803,900
J.C. Penney Company, Inc.
8.00% due 03/01/2010 ***		700,000	751,015
Johnson Controls, Inc.
5.25% due 01/15/2011 (a)***		600,000	601,463
JP Morgan Chase & Company, Series MTN
5.058% due 02/22/2021 (b)***	CAD	700,000	609,616
JP Morgan Chase & Company, Series 1
5.37% due 06/26/2009 (a)(b)***		$1,500,000	1,500,655
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036 ***		900,000	937,300
Lehman Brothers Holdings, Inc., Series MTN
5.415% due 12/23/2008 (b)***		3,300,000	3,300,627
Loews Corp.
5.25% due 03/15/2016 ***		200,000	197,454
Merrill Lynch & Company, Inc., Series MTN
5.4138% due 10/23/2008 (b)***		1,200,000	1,200,299
5.45% due 08/14/2009 (b)***		300,000	300,185
Mizuho Preferred Capital Company, LLC
8.79% due 12/29/2049 (b)***		1,300,000	1,356,347
Morgan Stanley
5.39% due 11/21/2008 (b)***		900,000	900,128
5.81% due 10/18/2016 (b)***		600,000	601,223
Nationwide Health Properties, Inc., REIT
6.50% due 07/15/2011 ***		600,000	618,163
Nisource Finance Corp.
5.40% due 07/15/2014 ***		200,000	197,702
Nordea Bank Finland NY YCD
5.307% due 05/28/2008 ***		1,900,000	1,900,977
Oracle Corp.
5.59% due 01/13/2009 (b)***		1,300,000	1,301,078
Rabobank Capital Funding Trust
5.254% due 12/29/2049 (b)***		1,700,000	1,671,246
Reynolds American, Inc.
7.3125% due 05/11/2012 (b)*** (f)		995,000	1,001,995
Sabre Holdings Corp.
7.35% due 08/01/2011 (a)***		700,000	686,084
Sealed Air Corp.
5.625% due 07/15/2013 ***		700,000	707,767

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Shackleton B Event Linked Loan
13.467% due 08/01/2008 (b)*** (f)		$1,000,000	$1,010,000
Shackleton C Event Linked Loan
12.967% due 08/01/2008 (b)*** (f)		1,000,000	995,000
Shackleton Re Ltd.
13.36% due 02/07/2008 (b)*** (f)		1,000,000	1,015,659
Skandinav Enskilda BK/NY, Series YCD
5.33% due 02/04/2008 ***		1,700,000	1,700,000
Societe Generale/New York, Series YCD
5.287% due 06/20/2007 (b)***		1,000,000	1,000,101
Time Warner, Inc.
5.606% due 11/13/2009 (b)***		1,500,000	1,501,119
Unicredito Italiano/New York, NY, Series YCD
5.358% due 05/06/2008 (b)***		4,900,000	4,898,986
US Bancorp
5.38% due 04/28/2009 (b)***		1,600,000	1,600,760
Viacom, Inc.
5.75% due 04/30/2011 ***		600,000	609,810
Wal-Mart Stores, Inc.
5.265% due 06/16/2008 (b)***		1,600,000	1,598,870
XL Capital Finance PLC
6.50% due 01/15/2012 ***		600,000	629,959
Yell Group PLC, Term A3
7.00% due 08/09/2011 *** (f)		1,000,000	999,170

			92,434,020

TOTAL CORPORATE BONDS (Cost $130,491,922)			$130,991,995

MUNICIPAL BONDS - 0.10%
Illinois - 0.04%
City of Chicago, Illinois
4.75% due 01/01/2030 ***		300,000	312,942

New York - 0.06%
New York City Municipal Finance Authority Water &
Sewer System Revenue, Series D
4.75% due 06/15/2038 *** (g)		400,000	414,868

TOTAL MUNICIPAL BONDS (Cost $709,018)			$727,810

COLLATERALIZED MORTGAGE
OBLIGATIONS - 19.41%
Ireland - 0.09%
Paris Residential Funding PLC, Series 1X, Class A
2.51% due 07/25/2011 (b)***	EUR	502,762	665,538

Netherlands - 1.03%
Atomium Mortgage Finance BV,
Series 2003-I, Class A
2.314% due 07/01/2034 (b)***		944,410	1,251,488
Delphinus BV, Series 2001-II, Class A1
3.914% due 11/28/2031 (b)***		2,000,000	2,646,498
Delphinus BV, Series 2003-I, Class A1
2.41% due 04/25/2093 (b)***		1,000,000	1,330,327
Dutch Mortgage Portfolio Loans, BV,
Series III, Class A
4.076% due 11/20/2035 (b)***		1,457,509	1,938,134

			7,166,447

The accompanying notes are an integral part of the financial statements. 130

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States - 18.29%
American Home Mortgage Investment Trust,
Series 2004-3, Class 5A
4.29% due 10/25/2034 (b)***	$791,474	$777,894
Banc of America Commercial Mortgage, Inc.,
Series 2002-2, Class A2
4.772% due 07/11/2043 ***	2,500,000	2,478,999
Banc of America Funding Corp.,
Series 2006-A, Class 1A1
4.6195% due 02/20/2036 (b)***	2,228,465	2,228,992
Banc of America Mortgage Securities,
Series 2004-4, Class 1A9
5.00% due 05/25/2034 ***	1,909,876	1,890,236
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1
4.625% due 10/25/2035 (b)***	3,901,979	3,835,348
Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1
5.8341% due 11/25/2036 (b)***	3,167,216	3,195,631
Bear Stearns Alt-A Trust, Series 2006-6, Class 32A1
5.8295% due 11/25/2036 (b)***	2,628,944	2,646,031
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
5.51% due 02/25/2034 (b)***	179,656	179,642
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
5.57% due 05/20/2045 (b)***	1,621,062	1,624,879
Citigroup Commercial Mortgage Trust,
Series 2006-FL2, Class A1
5.39% due 11/15/2036 (b)***	1,765,939	1,765,953
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class 1A1
4.90% due 12/25/2035 (b)***	726,951	738,694
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A2A
4.70% due 12/25/2035 ***	2,716,286	2,684,522
Commercial Mortgage Pass Through
Certificates, Series 2006-CN2A, Class A2FL
5.54% due 02/05/2019 (b)***	2,600,000	2,604,632
Countrywide Alternative Loan Trust,
Series 2005-11CB, Class 2A8
4.50% due 06/25/2035 ***	1,746,862	1,728,563
Countrywide Alternative Loan Trust,
Series 2005-81, Class A1
5.60% due 02/25/2037 (b)***	5,353,014	5,352,612
Countrywide Alternative Loan Trust,
Series 2006-0A2, Class A1
5.50% due 05/31/2035 ***	3,100,000	3,105,044
Countrywide Alternative Loan Trust,
Series 2006-OA1, Class 2A1
5.53% due 03/20/2046 (b)***	2,051,644	2,053,097
Countrywide Alternative Loan Trust,
Series 2006-OA19, Class A1
5.53% due 02/20/2047 (b)***	3,027,986	3,020,362
Countrywide Home Loan Mortgage
Pass Through Trust, Series 2005-HYB9 ,
Class 5A1
5.25% due 02/20/2036 (b)***	855,055	857,055

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Countrywide Home Loan Mortgage
Pass Through Trust, Series 2005-R2,
Class 1AF1
5.66% due 06/25/2035 (b)***	$200,950	$200,622
Countrywide Home Loans,
Series 2004-12, Class 12A1
4.7301% due 08/25/2034 (b)***	1,418,243	1,407,828
Countrywide Home Loans,
Series 2004-25, Class 1A1
5.65% due 02/25/2035 (b)***	510,023	511,752
Countrywide Home Loans,
Series 2004-25, Class 2A1
5.66% due 02/25/2035 (b)***	614,138	616,318
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 02/20/2036 (b)***	914,780	908,292
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-CN2A , Class A1S
5.54% due 11/15/2019 (b)***	217,684	217,683
CSAB Mortgage Backed Trust,
Series 2006-1, Class A1A
5.42% due 06/25/2036 (b)***	629,080	629,269
Federal Home Loan Mortgage Corp.,
Series 2003-2631, Class PC
4.50% due 03/15/2016 ***	7,600,000	7,488,786
Federal Home Loan Mortgage Corp.,
Series 2004-2770, Class YW
4.00% due 06/15/2022 ***	1,316,063	1,300,451
Federal Home Loan Mortgage Corp.,
Series 2004-2895, Class F
5.67% due 06/15/2031 (b)***	830,207	832,394
Federal Home Loan Mortgage Corp.,
Series 2005-2987, Class HD
4.50% due 07/15/2018 ***	4,798,694	4,724,173
Federal Home Loan Mortgage Corp.,
Series 2006-3117, Class PN
5.00% due 11/15/2021 ***	1,313,395	1,309,860
Federal Home Loan Mortgage Corp.,
Series 2844, Class PR
5.00% due 09/15/2017 ***	245,559	244,883
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
6.083% due 02/25/2045 (b)***	579,288	584,133
Federal National Mortgage Association
4.6745% due 05/25/2035 (b)***	1,200,000	1,188,847
5.41% due 09/25/2035 (b)***	325,201	325,248
5.42% due 01/25/2021 (b)***	878,535	876,594
5.45% due 03/25/2036 (b)***	2,008,912	2,013,011
5.62% due 03/25/2036 (b)***	2,763,048	2,772,806
5.67% due 09/25/2042 (b)***	941,036	945,847
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
5.67% due 11/15/2031 (b)***	597,706	599,467
Fremont Home Loan Trust,
Series 2006-1, Class 2A1
5.38% due 04/25/2036 (b)***	220,864	220,864

The accompanying notes are an integral part of the financial statements. 131

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
GMAC Mortgage Corp. Loan Trust,
Series 2004-J4, Class A1
5.50% due 09/25/2034 ***	$1,234,895	$1,232,526
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
5.40% due 10/25/2046 (b)***	3,118,917	3,119,626
GS Mortgage Securities Corp.,
Series 2003-1, Class A2
6.02% due 01/25/2032 (b)***	631,209	637,101
Harborview Mortgage Loan Trust,
Series 2006-1, Class 2A1A
5.56% due 03/19/2037 (b)***	2,188,357	2,191,206
Harborview Mortgage Loan Trust,
Series 2006-12, Class 2A11
5.44% due 12/19/2037 (b)***	2,932,417	2,930,909
Harborview Mortgage Loan Trust,
Series 2006-12, Class 2A2A
5.51% due 12/19/2036 ***	3,038,233	3,038,776
Impac Secured Assets Corp.,
Series 2006-4, Class A2A
5.56% due 09/25/2036 (b)***	2,720,701	2,722,116
JP Morgan Mortgage Trust,
Series 2004-S1, Class 1A3
4.50% due 09/25/2034 ***	2,440,024	2,409,285
Lehman Brothers Floating Rate
Commercial Mortgage Trust,
Series 2006-LLFA , Class A1
5.40% due 09/15/2021 (b)***	1,996,347	1,996,339
Lehman Brothers-UBS
Commercial Mortgage Trust,
Series 2003-C1 , Class A2
3.323% due 03/15/2027 ***	4,420,000	4,335,008
Lehman XS Trust, Series 2006-4N, Class A1A
5.40% due 04/25/2046 (b)***	1,741,549	1,741,548
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
5.76% due 12/15/2030 (b)***	1,429,548	1,435,055
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-C, Class A1
5.65% due 06/25/2028 (b)***	1,311,634	1,317,483
Merrill Lynch Mortgage Trust,
Series 2004-BPC1, Class A1
3.585% due 10/12/2041 ***	855,829	839,417
Residential Accredit Loans, Inc.,
Series 2006-QO3, Class A1
5.53% due 04/25/2046 (b)***	2,441,061	2,434,843
Sequoia Mortgage Trust, Series 5, Class A
5.67% due 10/19/2026 (b)***	427,408	427,593
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A2
4.58% due 02/25/2034 (b)***	1,553,475	1,555,422
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-19, Class 2A1
6.333% due 01/25/2035 (b)***	1,551,728	1,557,035

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 12A1
5.54% due 05/25/2036 (b)***	$2,471,535	$2,473,549
Thornburg Mortgage Securities Trust,
Series 2006-5, Class A1
5.44% due 08/25/2036 (b)***	2,589,994	2,584,888
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C16, Class A1
4.061% due 10/15/2041 ***	1,459,889	1,439,725
Washington Mutual Mortgage Securities Corp.,
Series 2003-R1, Class A1
5.59% due 12/25/2027 (b)***	1,526,683	1,527,017
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR13, Class A1A1
5.61% due 10/25/2045 (b)***	349,679	350,127
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR2, Class 2A1A
5.63% due 01/25/2045 (b)***	635,070	636,138
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR6, Class 2A1A
5.55% due 04/25/2045 (b)***	1,098,843	1,101,436
Washington Mutual Mortgage Securities Corp.,
Series 2006-AR3, Class A1A
5.8833% due 02/25/2046 (b)***	1,960,275	1,967,779
Washington Mutual, Inc.,
Series 2002-AR17, Class 1A
6.027% due 11/25/2042 (b)***	1,219,300	1,219,945
Washington Mutual, Inc.,
Series 2006-AR17, Class 1A1A
5.958% due 12/25/2046 (b)***	633,636	635,325
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1
3.5394% due 09/25/2034 (b)(c)***	2,427,017	2,363,994
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)(c)***	2,409,269	2,391,275

		127,299,800

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $134,100,668)		$135,131,785

ASSET BACKED SECURITIES - 13.26%
United States - 13.26%
ACE Securities Corp.,
Series 2006-ASP4, Class A2A
5.37% due 08/25/2036 (b)***	2,117,933	2,118,061
ACE Securities Corp., Series 2006-HE1, Class A2A
5.40% due 02/25/2036 (b)***	1,002,509	1,002,686
ACE Securities Corp., Series 2006-NC1, Class A2A
5.39% due 12/25/2035 (b)***	952,324	952,486
ACE Securities Corp., Series 2006-NC1, Class A2B
5.47% due 12/25/2035 (b)***	2,500,000	2,501,022
Argent Securities, Inc., Series 2005-W4, Class A1A1
5.44% due 02/25/2036 (b)***	189,754	189,761
Argent Securities, Inc., Series 2006-M2, Class A2A
5.37% due 09/25/2036 (b)***	2,077,142	2,077,262

The accompanying notes are an integral part of the financial statements. 132

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
United States (continued)
Asset Backed Funding Certificates,
Series 2006-OPT1, Class A3A
5.36% due 09/25/2036 (b)***	$556,899	$556,899
Asset Backed Securities Corp., Home Equity
Series 2006-HE3, Class A3
5.38% due 03/25/2036 (b)***	1,122,313	1,122,567
Countrywide Asset-Backed Certificates,
Series 2006-1, Class AF1
5.45% due 07/25/2036 (b)***	1,064,174	1,064,214
Countrywide Asset-Backed Certificates,
Series 2006-25, Class 2A1
5.42% due 06/25/2037 (b)***	3,165,372	3,167,337
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A1
5.39% due 06/25/2036 (b)***	1,321,244	1,321,465
Countrywide Asset-Backed Certificates,
Series 2006-4, Class 2A1
5.39% due 07/25/2036 (b)***	1,168,947	1,169,145
DaimlerChrysler Auto Trust,
Series 2006-D, Class A1
5.33% due 12/08/2007 ***	534,153	534,153
FBR Securitization Trust, Series 2005-5, Class AV21
5.44% due 11/25/2035 (b)***	107,531	107,538
First Franklin Mortgage Loan
Asset Backed Certificates,
Series 2006-FF15, Class A3
5.37% due 11/25/2036 (b)***	2,686,777	2,688,189
First Franklin Mortgage Loan
Asset Backed Certificates,
Series 2006-FF18, Class A2A
5.42% due 12/25/2037 (b)***	3,165,467	3,165,194
First NLC Trust, Series 2005-4, Class A1
5.44% due 02/25/2036 (b)***	133,159	133,169
GE-WMC Mortgage Securities LLC,
Series 2005-2, Class A2A
5.42% due 12/25/2035 (b)***	120,382	120,395
GSAMP Trust, Series 2006-NC1, Class A1
5.39% due 02/25/2036 (b)***	1,127,472	1,127,662
GSAMP Trust, Series 2006-S1, Class A2A
5.41% due 11/25/2035 (b)***	1,219,405	1,219,472
GSAMP Trust, Series 2006-SD1, Class A1
5.44% due 12/25/2035 (b)***	1,037,906	1,038,068
GSR Mortgage Loan Trust,
Series 2005-HEL1, Class A2A
5.42% due 11/25/2030 (b)***	724,556	724,601
Home Equity Asset Trust, Series 2005-8, Class 2A1
5.43% due 02/25/2036 (b)***	305,244	305,295
Home Equity Mortgage Trust,
Series 2006-1, Class A1A1
5.41% due 05/25/2036 (b)***	554,210	554,253
Honda Auto Receivables Owner Trust,
Series 2006-2, Class A2
5.42% due 12/22/2008 ***	2,500,000	2,502,463
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
5.40% due 12/25/2036 (b)***	3,049,083	3,049,078

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
United States (continued)
JP Morgan Mortgage Acquisition Corp.,
Series 2006-FRE1, Class A2
5.39% due 05/25/2035 (b)***	$10,735	$10,736
JP Morgan Mortgage Acquisition Corp.,
Series 2006-WMC3, Class A2
5.37% due 08/25/2036 (b)***	1,966,403	1,966,401
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
5.60% due 10/25/2034 (b)***	1,072,485	1,072,837
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 2A1
5.39% due 03/25/2036 (b)***	895,883	895,986
Long Beach Mortgage Loan Trust,
Series 2006-WL1, Class 2A1
5.41% due 01/25/2036 (b)***	2,748,384	2,748,964
Master Asset Backed Securities Trust,
Series 2005-NC2, Class A1
5.43% due 11/25/2035 (b)***	928,578	928,707
Master Asset Backed Securities Trust,
Series 2006-HE1, Class A1
5.40% due 01/25/2036 (b)***	971,766	971,908
Master Asset Backed Securities Trust,
Series 2006-NC1, Class A1
5.40% due 01/25/2036 (b)***	869,957	870,099
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM5, Class A2A
5.44% due 10/25/2037 (b)***	621,089	621,132
Morgan Stanley Capital I,
Series 2006-NC2, Class A2A
5.39% due 02/25/2036 (b)***	2,093,472	2,093,699
Morgan Stanley Capital I,
Series 2006-NC2, Class A2B
5.47% due 02/25/2036 (b)***	3,900,000	3,901,574
New Century Home Equity Loan Trust,
Series 2005-B, Class A2A
5.44% due 10/25/2035 (b)***	140,369	140,377
New Century Home Equity Loan Trust,
Series 2005-D, Class A2B
5.49% due 02/25/2036 (b)***	3,600,000	3,601,158
Newcastle Mortgage Securities Trust,
Series 2006-1, Class A1
5.39% due 03/25/2036 (b)***	1,049,090	1,049,233
Nomura Asset Acceptance Corp.,
Series 2006-S1, Class A1
5.46% due 01/25/2036 (b)***	357,266	357,296
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class AV1
5.43% due 09/25/2035 (b)***	232,971	232,971
Residential Asset Mortgage Products, Inc.,
Series 2006-NC1, Class A1
5.40% due 01/25/2036 (b)***	578,134	578,185
Residential Asset Mortgage Products, Inc.,
Series 2006-NC2, Class A1
5.40% due 02/25/2036 (b)***	1,820,068	1,820,343

The accompanying notes are an integral part of the financial statements. 133

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
United States (continued)
Residential Asset Mortgage Products, Inc.,
Series 2006-RS1, Class AI1
5.40% due 01/25/2036 (b)***	$920,072	$920,151
Residential Asset Mortgage Products, Inc.,
Series 2006-RZ5, Class A1A
5.45% due 08/25/2046 (b)***	3,214,524	3,214,247
Residential Asset Securities Corp.,
Series 2005-KS12, Class A1
5.41% due 01/25/2036 (b)***	215,589	215,617
Residential Asset Securities Corp.,
Series 2006-EMX1, Class A1
5.40% due 01/25/2036 (b)***	964,570	964,690
Residential Asset Securities Corp.,
Series 2006-KS2, Class A1
5.39% due 03/25/2036 (b)***	475,267	475,301
Residential Asset Securities Corp.,
Series 2006-KS6, Class A1
5.36% due 08/25/2036 (b)***	2,115,703	2,115,818
Residential Asset Securities Corp.,
Series 2006-KS7, Class A1
5.37% due 09/25/2036 (b)***	2,221,418	2,221,549
Residential Asset Securities Corp.,
Series 2006-KS9, Class AI1
5.42% due 11/25/2036 (b)***	2,971,596	2,972,016
SACO I, Inc., Series 2005-10, Class 1A
5.58% due 11/25/2033 (b)***	909,479	910,201
Securitized Asset Backed Receivables LLC Trust,
Series 2006-WM4, Class A2A
5.43% due 11/25/2036 (b)***	3,116,695	3,116,690
Soundview Home Equity Loan Trust,
Series 2006-EQ1, Class A1
5.37% due 10/25/2036 (b)***	2,291,673	2,291,816
Soundview Home Equity Loan Trust,
Series 2006-EQ2, Class A1
5.43% due 01/25/2037 (b)***	3,136,999	3,136,728
Specialty Underwriting & Residential Finance,
Series 2006-BC1, Class A2A
5.40% due 12/25/2036 (b)***	1,415,379	1,415,902
Structured Asset Investment Loan Trust,
Series 2005-6, Class A7
5.41% due 07/25/2035 (b)***	116,289	116,296
Structured Asset Securities Corp.,
Series 2005-S7, Class A1
5.45% due 12/25/2035 (b)***	1,182,238	1,182,355
Structured Asset Securities Corp.,
Series 2006-11, Class A1
5.345% due 10/25/2035 (b)***	1,599,871	1,593,807
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
5.55% due 10/25/2035 (b)(c)***	2,536,095	2,538,172
Wells Fargo Home Equity Trust,
Series 2005-3, Class AII2
5.56% due 11/25/2035 (b)(c)***	3,000,000	3,005,615

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
United States (continued)
Wells Fargo Home Equity Trust,
Series 2005-4, Class AII1
5.44% due 12/25/2035 (b)(c)***	$1,514,455	$1,514,617

		92,295,629

TOTAL ASSET BACKED SECURITIES
(Cost $92,286,421)		$92,295,629

OPTIONS - 0.53%
United States - 0.53%
Chicago Board of Trade American Purchased Put 5
Yrs. Futures
Expiration 05/25/2007 at $101.50 *	1,155,000	18,047
Chicago Mercantile Exchange American
Purchase Put on Eurodollar
Expiration 09/17/2007 at $90.25 *	1,132,500	2,831
Expiration 09/17/2007 at $90.75 *	272,500	681
Expiration 03/17/2008 at $91.75 *	275,000	688
Expiration 03/19/2007 at $92.00 *	500,000	1,250
Expiration 03/17/2008 at $92.00 *	622,500	1,556
Over The Counter European Purchase Put
Treasury Inflationary Index
Expiration 02/13/2008 at $115.35 *	17,900,000	630,438
Over The Counter European Purchase Put
Treasury Inflationary Index, 6.00%
Expiration 03/06/2007 at $91.00 *	80,000,000	0
Expiration 03/06/2007 at $91.00 *	16,000,000	0
Expiration 03/06/2007 at $91.00 *	128,600,000	0
Expiration 03/06/2007 at $91.00 *	52,000,000	0
Over The Counter European Purchase Put
Treasury Inflationary Index, 6.50%
Expiration 03/06/2007 at $90.00 *	8,400,000	0
Over The Counter European Style Call
Expiration 02/01/2008 at $1.75 *	121,000,000	851,944
Expiration 07/02/2007 at $4.75 *	170,000,000	57,035
Expiration 06/06/2007 at $4.85 *	16,300,000	764
Expiration 07/02/2007 at $4.90 *	50,000,000	143,028
Expiration 12/20/2007 at $5.00 *	52,300,000	343,547
Expiration 03/06/2007 at $5.00 *	66,000,000	0
Expiration 03/06/2007 at $5.00 *	32,000,000	0
Expiration 08/08/2007 at $5.00 *	335,600,000	498,356
Expiration 05/17/2007 at $5.00 *	10,300,000	81
Expiration 05/11/2007 at $5.00 *	14,000,000	83
Expiration 06/15/2007 at $5.00 *	8,600,000	560
Expiration 06/15/2007 at $5.00 *	12,200,000	794
Expiration 06/15/2007 at $5.00 *	21,000,000	1,367
Expiration 09/14/2007 at $5.15 *	24,500,000	22,836
Expiration 09/14/2007 at $5.15 *	10,500,000	9,787
Expiration 09/14/2007 at $5.188 *	28,000,000	31,196
Expiration 09/14/2007 at $5.20125 *	3,500,000	4,144
Expiration 01/18/2008 at $114.65 *	10,500,000	244,860
Expiration 01/18/2008 at $114.65 *	10,500,000	314,790
Expiration 02/13/2008 at $115.35 *	17,900,000	361,401
Expiration 12/05/2007 at $116.00 *	6,600,000	121,308

The accompanying notes are an integral part of the financial statements. 134

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

OPTIONS (continued)
United States (continued)
Over The Counter European Style Call (continued)
Expiration 01/18/2008 at $120.00 *		5,500,000	$42,845

			3,706,217

TOTAL OPTIONS (Cost $4,750,552)			$3,706,217

SHORT TERM INVESTMENTS - 18.18%
Countrywide Bank N.A.
5.36% due 08/16/2007 (b)***		$2,600,000	$2,599,880
DaimlerChrysler N.A. Holding Corp.
5.8331% due 09/10/2007 (b)***		1,500,000	1,502,671
DaimlerChrysler North America Holding Corp.
5.345% due 06/22/2007 ***		2,200,000	2,163,090
Dominion Resources, Inc., Series D
5.6625% due 09/28/2007 (b)***		1,500,000	1,500,570
Export-Import Bank Of Korea
7.10% due 03/15/2007 ***		1,500,000	1,501,371
Export-Import Bank Of Korea, Series EMTN
4.25% due 11/27/2007 ***		543,000	537,996
Federal Republic of Germany
2.50% due 03/23/2007 ***	EUR	25,770,000	34,071,693
Honda Auto Receivables Owner Trust,
Series 2006-3, Class A1
5.3418% due 11/15/2007 ***		$1,815,888	1,815,701
Kingdom of Netherlands
3.58% due 03/30/2007 ***	EUR	15,000,000	19,789,181
Korea Development Bank
4.25% due 11/13/2007 ***		$214,000	212,406
Rabobank USA Finance Corp.
5.32% due 03/01/2007 ***		17,200,000	17,200,000
Royal Bank of Scotland Group PLC
5.365% due 12/21/2007 (b)***		1,200,000	1,200,835
Skandinav Enskilda BK/NY, Series YCD
5.30% due 10/03/2007 ***		1,600,000	1,600,000
Societe Generale North America, Inc.
5.31% due 03/01/2007 ***		5,000,000	5,000,000
State Street Navigator Securities Lending
Prime Portfolio (c)		7,352,700	7,352,700
Time Warner, Inc.
5.36% due 04/12/2007 ***		2,000,000	1,987,493
Total SA
5.32% due 03/01/2007 ***		19,600,000	19,600,000
U.S. Treasury Bills
zero coupon due 03/15/2007 *** ****		4,145,000	4,137,255
UniCredito Italiano SpA
5.37% due 12/03/2007 ***		1,400,000	1,399,690
Vodafone Group, PLC
5.4238% due 06/29/2007 (b)***		1,400,000	1,400,078

TOTAL SHORT TERM INVESTMENTS
(Cost $125,711,818)			$126,572,610

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.77%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$19,308,467 on 03/01/2007,
collateralized by $20,570,000
Federal Home Loan Bank, 3.875%
due 06/14/2013 (valued at
$19,693,718, including interest) (c)	$19,306,000	$19,306,000

TOTAL REPURCHASE AGREEMENTS
(Cost $19,306,000)		$19,306,000

Total Investments (Global Bond Fund)
(Cost $1,223,871,084) - 177.27%		$1,234,065,892
Liabilities in Excess of Other Assets - (77.27)%		(537,920,884)

TOTAL NET ASSETS - 100.00%		$696,145,008

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 87.42%
Federal National Mortgage Association
5.00%, TBA **	$186,000,000	$180,536,250

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $179,850,521)		$180,536,250

U.S. TREASURY NOTES - 12.58%
U.S. Treasury Note
4.875%, due 08/15/2016	25,400,000	$25,989,356

TOTAL U.S. TREASURY
NOTES (Proceeds $25,657,142)		$25,989,356

Total Securities Sold Short
(Proceeds $205,507,662)		$206,525,606

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.22%
Australia - 8.53%
Abacus Property Group	1,258,680	$1,882,398
Aspen Group, Ltd.	1,183,072	2,100,781
Becton Property Group *	144,668	407,594
Centro Properties Group, Ltd.	623,768	5,109,842
Centro Retail Group (a)	1,272,715	1,848,145
Charter Hall Group	973,858	2,167,364
FKP Property Group (a)	229,510	1,222,620
General Property Trust, Ltd.	871,950	3,475,122
Lend Lease Corp.	125,068	1,781,601
Macquarie DDR Trust	2,048,586	2,053,265
Macquarie Goodman Group, Ltd.	744,237	4,205,437

The accompanying notes are an integral part of the financial statements. 135

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Stockland Company, Ltd. (a)	815,562	$5,554,626
Stockland	27,278	185,785
Valad Property Group	36,908	58,255
Westfield Group	222,729	3,823,165

		35,876,000
Austria - 0.17%
Conwert Immobilien Invest AG *	30,000	702,540

Brazil - 0.05%
Iguatemi Empresa de Shopping Centers SA *	15,100	227,871

Canada - 3.37%
Boardwalk Real Estate Investment Trust	15,750	671,645
Brookfield Properties Corp.	110,230	4,905,235
Canadian Real Estate Investment Trust	83,450	2,351,990
Dundee Real Estate Investment Trust	21,150	735,275
Dundee Real Estate Investment Trust * (h)	42,200	1,465,270
Morguard Real Estate Investment Trust	305,400	4,045,379

		14,174,794
China - 1.36%
China Overseas Land & Investment, Ltd.	1,988,000	2,007,965
Guangzhou R&F Properties Company, Ltd. -
H Shares	799,800	1,464,132
Shui On Land, Ltd. *	2,500,000	2,265,876

		5,737,973
Denmark - 0.25%
Sjaelso Gruppen A/S	3,000	1,039,699

Finland - 0.83%
Technopolis Oyj	350,000	3,473,008

France - 2.35%
Gecina SA	10,000	1,839,040
Icade *	40,000	2,930,293
Orco Property Group	5,000	765,120
Unibail	15,000	4,337,092

		9,871,545
Germany - 1.88%
Colonia Real Estate AG * (a)	48,000	2,462,779
Deutsche Wohnen AG	50,000	3,053,601
DIC Asset AG	24,000	1,002,131
Patrizia Immobilien AG * (a)	50,000	1,393,834

		7,912,345
Greece - 0.28%
Eurobank Properties Real Estate Investment
Company	49,650	1,165,331

Hong Kong - 5.58%
Hang Lung Properties, Ltd.	1,996,592	5,278,034
Hopson Development Holdings, Ltd., GDR	500,000	1,158,541
Kerry Properties, Ltd.	500,000	2,483,502
Link, REIT	650,000	1,516,088
New World Development Company, Ltd.	800,000	1,763,542

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Sun Hung Kai Properties, Ltd.	950,000	$11,267,610

		23,467,317
Italy - 1.43%
Pirelli & C Real Estate SpA	10,000	706,244
Risanamento SpA	500,000	5,321,971

		6,028,215
Japan - 15.88%
Aeon Mall Company, Ltd. (a)	100,000	3,060,276
Diamond City Company, Ltd. (a)	80,000	1,880,125
Japan Real Estate Investment Corp.	150	1,838,701
Japan Retail Fund Investment Corp., REIT (a)	149	1,385,578
Mitsubishi Estate Company, Ltd.	740,000	23,083,946
Mitsui Fudosan Company, Ltd.	580,000	16,033,477
Nippon Building Fund, Inc. (a)	595	8,651,619
Sumitomo Realty &
Development Company, Ltd.	272,000	10,853,327

		66,787,049
Netherlands - 1.25%
Eurocastle Investment Ltd *	30,000	1,676,967
Eurocommercial Properties NV	2,470	137,580
Rodamco Europe NV	25,000	3,444,562

		5,259,109
Norway - 0.81%
NorGani Hotels ASA *	150,000	1,748,479
Norwegian Property ASA *	58,950	672,737
Scandinavian Property Development ASA *	120,590	982,980

		3,404,196
Philippines - 0.55%
Megaworld Corp.	36,530,200	2,299,631

Russia - 0.22%
Sistema Hals *	73,250	915,625

Singapore - 4.71%
Allgreen Properties, Ltd.	580,000	599,660
CapitaLand, Ltd. *	850,000	3,921,280
CapitaMall Trust * (a)	1,810,000	4,098,024
CDL Hospitality Trusts, REIT *	1,000,000	1,210,574
Hong Kong Land Holdings, Ltd. (a)	1,795,000	7,933,900
The Ascott Group, Ltd.	2,000,000	2,041,618

		19,805,056
Spain - 0.35%
Renta Corp Real Estate SA * (a)	30,000	1,456,679

Sweden - 0.55%
Castellum AB	50,000	677,985
Lennart Wallenstam Byggnads AB (a)	75,000	1,632,518

		2,310,503
United Kingdom - 14.37%
Big Yellow Group PLC	95,363	1,184,025
British Land Company PLC	290,000	8,526,618
Brixton PLC	200,000	1,916,336

The accompanying notes are an integral part of the financial statements. 136

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Camper & Nicholsons Marina Investments Ltd *	1,200,000	$1,612,312
Derwent Valley Holdings PLC	90,000	3,689,487
Develica Deutschland, Ltd. *	2,700,000	3,750,848
Equest Balkan Properties PLC *	650,000	1,459,809
Great Portland Estates PLC (a)	210,000	3,093,402
Hammerson PLC	200,000	6,029,496
Hirco PLC *	344,600	2,669,866
Land Securities Group PLC	250,000	10,091,659
Macau Property Opportunities Fund, Ltd. *	528,500	1,163,613
Minerva PLC *	225,000	1,686,969
North Real Estate Opportunities Fund, Ltd. *	600,000	849,398
Northern European Properties, Ltd. *	910,200	1,445,089
Slough Estates PLC	300,000	4,375,014
Songbird Estates PLC	200,000	1,235,713
South African Property Opportunities PLC *	939,000	1,970,727
Terrace Hill Group PLC	935,522	2,156,101
Unite Group PLC	150,000	1,518,162

		60,424,644
United States - 30.45%
AMB Property Corp., REIT	57,630	3,387,491
Apartment Investment & Management
Company, Class A, REIT	59,430	3,498,050
Archstone-Smith Trust, REIT (a)	155,850	8,791,498
Avalon Bay Communities, Inc., REIT	47,710	6,562,988
BioMed Realty Trust, Inc., REIT	35,140	982,163
Boardwalk Real Estate Investment Trust	4,350	183,701
Cominar Real Estate Investment Trust	113,900	2,480,171
DiamondRock Hospitality Company, REIT	79,600	1,439,964
Digital Realty Trust, Inc., REIT	76,750	3,042,370
Equity Lifestyle Properties, Inc., REIT	36,030	2,026,687
Equity Residential, REIT	43,110	2,189,557
Essex Property Trust, Inc., REIT (a)	25,470	3,537,528
Federal Realty Investment Trust, REIT	40,840	3,695,612
FelCor Lodging Trust, Inc., REIT	70,250	1,656,495
General Growth Properties, Inc., REIT	36,050	2,286,651
Health Care REIT, Inc.	61,450	2,753,574
Highwoods Properties, Inc., REIT	32,400	1,431,432
Hilton Hotels Corp.	32,650	1,152,545
Host Hotels & Resorts, Inc., REIT	175,160	4,603,205
LaSalle Hotel Properties, REIT	26,100	1,159,623
LTC Properties, Inc., REIT	59,630	1,542,032
Mack-California Realty Corp., REIT	56,400	2,914,752
Nationwide Health Properties, Inc., REIT	70,370	2,327,840
Parkway Properties, Inc., REIT	22,800	1,226,412
ProLogis, REIT	53,840	3,560,439
Public Storage, Inc., REIT	70,400	7,129,408
Regency Centers Corp., REIT	65,280	5,597,107
Senior Housing Properties Trust, REIT	65,250	1,562,085
Simon Property Group, Inc., REIT	113,540	12,800,500
SL Green Realty Corp., REIT	49,900	7,278,414
Sovran Self Storage, Inc., REIT	17,350	1,010,117
Starwood Hotels & Resorts Worldwide, Inc.	66,239	4,358,526

Global Real Estate Fund (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
United States (continued)
Tanger Factory Outlet Centers, Inc., REIT		44,500	$1,788,010
Taubman Centers, Inc., REIT		41,350	2,459,085
The Macerich Company, REIT		66,950	6,266,520
Vornado Realty Trust, REIT		73,476	9,346,147

			128,028,699

TOTAL COMMON STOCKS (Cost $326,123,545)			$400,367,829

RIGHTS - 0.02%
Australia - 0.02%
Aspen Group, Ltd.		176,911	62,828

TOTAL RIGHTS (Cost $0)			$62,828

CONVERTIBLE BONDS - 0.06%
Germany - 0.06%
Colonia Real Estate AG, Series COLO
1.875% due 12/07/2011	EUR	167,300	250,121

TOTAL CONVERTIBLE BONDS (Cost $222,952)			$250,121

SHORT TERM INVESTMENTS - 8.08%
State Street Navigator Securities
Lending Prime Portfolio (c)		$33,976,841	$33,976,841

TOTAL SHORT TERM INVESTMENTS
(Cost $33,976,841)			$33,976,841

REPURCHASE AGREEMENTS - 1.18%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$4,965,634 on 03/01/2007,
collateralized by $4,770,000
Federal Home Loan Bank, 5.5%
due 07/15/1936 (valued at
$5,068,125, including interest) (c)		$4,965,000	$4,965,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,965,000)			$4,965,000

Total Investments (Global Real Estate Fund)
(Cost $365,288,338) - 104.56%			$439,622,619
Liabilities in Excess of Other Assets - (4.56)%			(19,165,570)

TOTAL NET ASSETS - 100.00%			$420,457,049

The portfolio had the following five top industry concentrations as of February 28, 2007 (as a percentage of total net assets):

Real Estate	89.21%
Investment Companies	2.01%
Hotels & Restaurants	1.73%
Building Materials & Construction	0.67%
0.00%

The accompanying notes are an integral part of the financial statements. 137

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

High Income Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 0.60%
Brazil - 0.60%
Federative Republic of Brazil
12.50% due 01/05/2016	BRL	3,860,000	$2,075,171

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,172,281)			$2,075,171

CORPORATE BONDS - 75.04%
Advertising - 1.35%
Vertis, Inc.
9.75% due 04/01/2009		$3,108,000	3,170,160
10.875% due 06/15/2009 (a)		1,500,000	1,530,000

			4,700,160
Aerospace - 0.43%
Argo-Tech Corp.
9.25% due 06/01/2011		1,195,000	1,296,575
TransDigm, Inc.
7.75% due 07/15/2014		180,000	184,950

			1,481,525
Air Travel - 12.67%
Alaska Airlines, Inc., Series D
9.50% due 04/12/2012		123,607	113,907
American Airlines, Inc., Series 90-K
9.93% due 06/15/2010		512,000	520,320
American Airlines, Inc., Series 91B2
10.32% due 07/30/2014		980,000	1,019,200
AMR Corp., Series MTNB
10.40% due 03/10/2011		4,500,000	4,680,000
Delta Airlines
12.7725% due 03/16/2008 (f)		1,500,000	1,518,480
Gol Finance
8.75% due 04/29/2049		1,795,000	1,772,563
Northwest Airlines Corp.
6.625% due 05/15/2023 ^		15,690,000	14,454,413
7.625% due 11/15/2023 ^ (a)		8,085,000	7,438,200
10.00% due 02/01/2009 ^ (a)		2,140,000	2,011,600
Northwest Airlines, Inc.
9.875% due 03/15/2007 ^ (a)		2,840,000	2,733,500
United AirLines Inc., Series 00-2
7.762% due 10/01/2049 ^		8,339,361	7,724,333

			43,986,516
Apparel & Textiles - 0.11%
Hanesbrands, Inc.
8.735% due 12/15/2014 (b)		365,000	373,213

Broadcasting - 4.38%
Canadian Satellite Radio Holdings, Inc., ADR
12.75% due 02/15/2014		3,675,000	3,776,063
XM Satellite Radio Holdings, Inc.
1.75% due 12/01/2009		3,585,000	3,109,987
XM Satellite Radio, Inc.
9.75% due 05/01/2014 (a)		3,060,000	3,090,600
9.86% due 05/01/2013 (a)(b)		5,295,000	5,228,812

			15,205,462

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Building Materials & Construction - 0.31%
Odebrecht Overseas, Ltd.
9.625% due 12/31/2049	$1,006,000	$1,090,303
Business Services - 0.84%
Allied Security Escrow Corp.
11.375% due 07/15/2011	276,000	285,660
Minerva Overseas, Ltd.
9.50% due 02/01/2017 (a)	2,630,000	2,616,850

		2,902,510
Cable and Television - 5.46%
Adelphia Communications Corp.
7.75% due 01/15/2009 ^	3,000,000	945,000
9.875% due 03/01/2049 ^	1,965,000	650,906
10.25% due 11/01/2049 ^ (a)	985,000	326,281
Charter Communications Holdings I LLC
11.75% due 05/15/2014	4,340,000	4,242,350
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	1,345,000	1,415,613
Charter Communications Holdings LLC
12.125% due 01/15/2015	950,000	938,125
Charter Communications Inc.
5.875% due 11/16/2009	459,000	652,927
Charter Communications Operating LLC
8.00% due 04/30/2012	5,400,000	5,656,500
DirecTV Holdings LLC
8.375% due 03/15/2013	925,000	977,031
Insight Communications, Inc.
12.25% due 02/15/2011	74,000	77,238
Shaw Communications, Inc.
8.25% due 04/11/2010	18,000	19,215
Young Broadcasting, Inc.
8.75% due 01/15/2014	37,000	34,780
10.00% due 03/01/2011	3,034,000	3,011,245

		18,947,211
Cellular Communications - 7.13%
American Cellular Corp.
10.00% due 08/01/2011	3,890,000	4,137,987
American Tower Corp.
5.00% due 02/15/2010	441,000	439,898
Centennial Communications Corp.
10.00% due 01/01/2013 (a)	2,430,000	2,624,400
10.75% due 12/15/2008	79,000	79,197
Dobson Cellular Systems, Inc.
8.375% due 11/01/2011	976,000	1,037,000
8.875% due 10/01/2013 (a)	6,250,000	6,445,313
Nextel Communications, Inc.
6.875% due 10/31/2013	662,000	678,356
Rural Cellular Corp.
9.75% due 01/15/2010 (a)	7,820,000	8,025,275
9.875% due 02/01/2010	1,220,000	1,290,150

		24,757,576
Chemicals - 1.16%
American Pacific Corp.
9.00% due 02/01/2015	3,250,000	3,278,438

The accompanying notes are an integral part of the financial statements. 138

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Johnson Diversey, Inc., Series B
9.625% due 05/15/2012		$18,000	$18,877
Rhodia SA
10.25% due 06/01/2010		644,000	735,770

			4,033,085

Containers & Glass - 3.24%
BWAY Corp.
10.00% due 10/15/2010		675,000	708,750
Graphic Packaging International Corp.
9.50% due 08/15/2013 (a)		2,750,000	2,932,187
Pliant Corp.
11.125% due 09/01/2009 ^ (a)		552,000	550,620
11.625% due 06/15/2009 ^ (a)		806,832	893,566
13.00% due 07/15/2010 ^		95,752	52,664
Stone Container Corp.
9.75% due 02/01/2011		4,078,000	4,215,633
Stone Container Finance
7.375% due 07/15/2014		118,000	116,525
Tekni Plex, Inc., Series B
12.75% due 06/15/2010 (a)		1,949,000	1,797,953

			11,267,898

Cosmetics & Toiletries - 0.40%
Jafra Cosmetics International, Inc.
10.75% due 05/15/2011		1,324,000	1,403,440

Drugs & Health Care - 0.84%
Duane Reade, Inc.
9.75% due 08/01/2011 (a)		3,000,000	2,910,000

Educational Services - 0.29%
Riverdeep Interactive Learning
8.095% due 11/28/2013 (f)	EUR	1,000,000	1,009,500

Electrical Utilities - 0.99%
CMS Energy Corp.
8.50% due 04/15/2011		$37,000	40,145
Orion Power Holdings, Inc.
12.00% due 05/01/2010		2,945,000	3,416,200

			3,456,345

Electronics - 0.82%
Muzak LLC/Muzak Finance Corp.
9.875% due 03/15/2009 (a)		919,000	716,820
10.00% due 02/15/2009 (a)		2,170,000	2,121,175

			2,837,995

Energy - 0.47%
Exide Technologies, Series B
10.50% due 03/15/2013 (a)		1,600,000	1,620,000

Financial Services - 3.00%
JSG Funding PLC
9.625% due 10/01/2012		820,000	870,225
Metallurg Holdings, Inc.
10.50% due 10/01/2010 (a)		3,500,000	3,570,000
Nexstar Finance Holdings LLC
zero coupon, Step up to 11.375% on
04/01/2008 due 04/01/2013		1,122,000	1,065,900

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Nexstar Finance, Inc.
7.00% due 01/15/2014 (a)	$221,000	$213,265
Ucar Finance, Inc.
10.25% due 02/15/2012	4,453,000	4,686,782

		10,406,172

Food & Beverages - 1.45%
ASG Consolidated LLC/ASG Finance, Inc.
zero coupon, Step up to 11.5% on
11/01/2008 due 11/01/2011	4,360,000	3,924,000
Constellation Brands, Inc., Series B
8.125% due 01/15/2012	55,000	57,200
Dole Food Company, Inc.
7.25% due 06/15/2010	1,100,000	1,067,000

		5,048,200

Forest Products - 0.15%
Tembec Industries, Inc.
8.50% due 02/01/2011 (a)	720,000	528,300

Healthcare Products - 0.13%
Sybron Dental Specialties, Inc.
8.125% due 06/15/2012	423,000	442,789

Holdings Companies/Conglomerates - 4.34%
UAL Corp.
4.50% due 06/30/2021 (a)	4,200,000	5,764,500
5.00% due 02/01/2021	8,260,000	9,304,890

		15,069,390

Homebuilders - 0.01%
Meritage Homes Corp.
7.00% due 05/01/2014	18,000	17,437
Standard Pacific Corp.
6.50% due 10/01/2008	37,000	37,000

		54,437

Hotels & Restaurants - 2.04%
Buffalo Thunder Development Authority
9.375% due 12/15/2014	1,595,000	1,646,838
CCM Merger, Inc.
8.00% due 08/01/2013	3,108,000	3,108,000
Turning Stone Resort Casino
9.125% due 09/15/2014	690,000	717,600
9.125% due 12/15/2010	1,563,000	1,605,982

		7,078,420

Household Products - 0.35%
Vitro SA de CV
9.125% due 02/01/2017	835,000	851,700
Vitro SA de CV, Series REGS
9.125% due 02/01/2017	360,000	367,225

		1,218,925

Leisure Time - 6.78%
AMC Entertainment, Inc.
9.50% due 02/01/2011 (a)	3,500,000	3,500,000
9.61% due 08/15/2010 (b)	1,970,000	2,031,563
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	18,000	19,125

The accompanying notes are an integral part of the financial statements. 139

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
AMF Bowling Worldwide, Inc.
10.00% due 03/01/2010	$460,000	$481,275
Chukchansi Economic Development Authority
8.00% due 11/15/2013	2,262,000	2,358,135
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014	975,000	875,062
Great Canadian Gaming Corp.
7.25% due 02/15/2015	270,000	274,050
Isle of Capri Casinos
9.00% due 03/15/2012	265,000	276,925
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	1,800,000	1,890,000
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014	2,460,000	2,533,800
Majestic Star Casino LLC
9.75% due 01/15/2011	2,750,000	2,640,000
Marquee Holdings, Inc.
zero coupon, Step up to 12% on
08/15/2009 due 08/15/2014	820,000	721,600
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	750,000	785,625
Seminole Hard Rock Entertainment, Inc.
7.8475% due 03/15/2014 (b)	805,000	810,031
Seneca Gaming Corp.
7.25% due 05/01/2012	2,210,000	2,226,575
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015 (a)	2,110,000	2,110,000

		23,533,766

Manufacturing - 0.36%
Park-Ohio Industries, Inc.
8.375% due 11/15/2014	1,287,000	1,261,260

Medical-Hospitals - 2.17%
Alliance Imaging, Inc.
7.25% due 12/15/2012 (a)	2,000,000	1,945,000
HealthSouth Corp.
11.3544% due 06/15/2014 (a)(b)	5,000,000	5,600,000

		7,545,000

Metal & Metal Products - 0.58%
Mueller Group, Inc.
10.00% due 05/01/2012	1,124,000	1,216,730
Mueller Holdings, Inc.
zero coupon, Step up to 14.75% on
04/15/2009 due 04/15/2014	872,000	793,520

		2,010,250

Mining - 1.53%
Freeport-McMoran Copper & Gold, Inc.
10.125% due 02/01/2010	5,085,000	5,301,112

Paper - 2.57%
Abitibi-Consolidated, Inc.
7.40% due 04/01/2018	500,000	440,000
7.50% due 04/01/2028	347,000	296,685
7.75% due 06/15/2011 (a)	846,000	829,080
8.375% due 04/01/2015 (a)	925,000	899,563

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Paper (continued)
Bowater Canada Finance Corp.
7.95% due 11/15/2011	$55,000	$55,275
Bowater, Inc.
9.50% due 10/15/2012 (a)	1,269,000	1,335,622
Buckeye Technologies, Inc.
9.25% due 09/15/2008	1,030,000	1,030,000
Newark Group, Inc.
9.75% due 03/15/2014	1,581,000	1,660,050
Norske Skog Canada, Ltd.
7.375% due 03/01/2014	441,000	436,590
Pope & Talbot, Inc.
8.375% due 06/01/2013	2,200,000	1,941,500

		8,924,365

Petroleum Services - 0.75%
Hanover Compressor Company
8.625% due 12/15/2010	846,000	888,300
Hanover Equipment Trust
8.75% due 09/01/2011	1,600,000	1,664,000
Premcor Refining Group, Inc.
9.50% due 02/01/2013	37,000	39,795

		2,592,095

Publishing - 1.93%
Block Communications, Inc.
8.25% due 12/15/2015	2,243,000	2,265,430
Quebecor World Capital Corp.
4.875% due 11/15/2008	1,855,000	1,808,625
6.125% due 11/15/2013	2,225,000	2,063,688
8.75% due 03/15/2016	560,000	572,600

		6,710,343

Retail - 1.35%
Eye Care Centers of America
10.75% due 02/15/2015	1,545,000	1,718,813
Jo-Ann Stores, Inc.
7.50% due 03/01/2012	3,177,000	2,970,495

		4,689,308

Retail Grocery - 0.08%
Kroger Company
8.50% due 07/15/2017	250,242	270,774

Sanitary Services - 1.45%
Allied Waste North America, Inc.
4.25% due 04/15/2034	5,295,000	5,030,250

Steel - 0.27%
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016	955,000	947,838

Telecommunications Equipment &
Services - 0.42%
Mobile Satellite Ventures LP
zero coupon, Step up to 14% on
04/01/2010 due 04/01/2013	1,190,000	755,650
Terrestar Networks, Inc., PIK
15.00% due 02/15/2014 (a)	715,000	716,788

		1,472,438

The accompanying notes are an integral part of the financial statements. 140

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Tobacco - 1.13%
Alliance One International, Inc.
11.00% due 05/15/2012	$1,275,000	$1,389,750
North Atlantic Trading Company
9.25% due 03/01/2012	2,765,000	2,523,062

		3,912,812
Travel Services - 1.31%
TDS Investor Corp.
9.875% due 09/01/2014	4,250,000	4,536,875

TOTAL CORPORATE BONDS (Cost $240,678,104)		$260,567,858

CONVERTIBLE BONDS - 2.00%
Air Travel - 2.00%
AMR Corp.
4.25% due 09/23/2023 (a)	3,395,000	6,947,019

TOTAL CONVERTIBLE BONDS (Cost $5,223,279)		$6,947,019

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.83%
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036	1,520,000	1,531,011
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036	1,325,000	1,334,525

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,844,942)		$2,865,536

ASSET BACKED SECURITIES - 0.45%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031	1,525,000	1,561,225

TOTAL ASSET BACKED SECURITIES
(Cost $1,539,943)		$1,561,225

COMMON STOCKS - 19.07%
Broadcasting - 2.48%
Canadian Satellite Radio Holdings, Inc. *	437,299	2,485,184
XM Satellite Radio Holdings, Inc., Class A * (a)	426,300	6,121,668

		8,606,852
Cable and Television - 4.38%
Adelphia Contingent Value Vehicle ^ *	424,950	178,479
Adelphia Contingent Value Vehicle ^ *	5,806,367	485,993
Charter Communications, Inc., Class A * (a)	414,100	1,246,441
Comcast Corp.-Special Class A *	375,975	9,568,564
Time Warner Cable, Inc. *	95,886	3,715,586

		15,195,063
Coal - 2.86%
Great Lakes Carbon Income Fund	985,301	9,927,530

Commercial Services - 0.18%
Paragon Shipping, Inc. *	60,000	630,000

International Oil - 0.20%
Dominion Petroleum, Ltd., GDR *	1,263,190	706,140

Leisure Time - 1.72%
Isle of Capri Casinos, Inc. * (a)	221,850	5,956,672

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
Mining - 2.86%
Freeport-McMoRan Copper &
Gold, Inc., Class B (a)		173,200	$9,943,412

Sanitary Services - 1.17%
Allied Waste Industries, Inc. *		317,050	4,064,581

Telecommunications Equipment &
Services - 1.43%
Chunghwa Telecom Company, Ltd., ADR		257,610	4,969,297

Telephone - 1.79%
Sprint Nextel Corp.		321,650	6,201,412

TOTAL COMMON STOCKS (Cost $62,095,989)			$66,200,959

PREFERRED STOCKS - 0.09%
Containers & Glass - 0.09%
Pliant Corp., Series AA * (a)		685	308,250

TOTAL PREFERRED STOCKS (Cost $338,723)			$308,250

SHORT TERM INVESTMENTS - 26.52%
Federal Home Loan Bank Discount Notes
zero coupon due 03/01/2007		$8,100,000	$8,100,000
State Street Navigator Securities Lending
Prime Portfolio (c)		83,991,284	83,991,284

TOTAL SHORT TERM INVESTMENTS
(Cost $92,091,284)			$92,091,284

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$38,005 on 03/01/2007,
collateralized by $40,000 Federal
National Mortgage Association,
6.3% due 12/21/2026 (valued at
$40,400, including interest) (c)		$38,000	$38,000

TOTAL REPURCHASE AGREEMENTS
(Cost $38,000)			$38,000

Total Investments (High Income Fund)
(Cost $407,022,545) - 124.61%			$432,655,302
Liabilities in Excess of Other Assets - (24.61)%			(85,435,199)

TOTAL NET ASSETS - 100.00%			$347,220,103

High Yield Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 5.77%
Argentina - 0.51%
Republic of Argentina
0.6245% due 12/15/2035 (b)		$48,000	$6,346
0.6491% due 12/15/2035 (b)	ARS	5,863,355	213,763
0.6618% due 12/15/2035 (b)	EUR	587,000	96,690

The accompanying notes are an integral part of the financial statements. 141

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Argentina (continued)
Republic of Argentina (continued)
2.00% due 01/03/2010 (b)	ARS	1,870,000	$886,282
5.475% due 08/03/2012 (b)		$1,000,700	715,000
5.83% due 12/31/2033 (b)	ARS	858,956	407,377
7.00% due 03/18/2049	EUR	6,100,000,000	1,327,131
7.00% due 03/18/2004 ^		625,000	274,946
7.625 due 08/11/2007		505,000,000	110,424
8.00% due 02/26/2008 ^		304,137	135,404
8.00% due 10/30/2009		175,000,000	36,997
8.125% due 04/21/2008 ^		625,000	270,704
8.125% due 10/04/2049 ^		375,000	158,766
8.50% due 02/23/2049		2,400,000	543,878
9.00% due 05/26/2009		100,000	43,164
9.00% due 06/20/2049		600,000	261,964
9.25% due 10/21/2049		225,000	95,260
9.50% due 03/04/2049 ^		456,000	204,522
9.75% due 11/26/2049		425,000	178,529
10.00% due 02/22/2007 ^		775,000	344,092
11.75% due 05/20/2011 (a)		2,425,000	568,179
11.75% due 11/13/2026 ^		1,800,000	401,820

			7,281,238
Brazil - 1.36%
Federative Republic of Brazil
7.125% due 01/20/2037 (a)		$1,875,000	2,034,375
8.00% due 01/15/2018		6,325,000	7,080,838
8.25% due 01/20/2034 (a)		5,850,000	7,207,200
8.75% due 02/04/2025		1,395,000	1,757,700
8.875% due 10/14/2019		500,000	620,000
10.50% due 07/14/2014		225,000	287,662
11.00% due 08/17/2040 (a)		243,000	324,769

			19,312,544
Colombia - 0.38%
Republic of Colombia
7.375% due 09/18/2037 (a)		663,000	708,084
8.125% due 05/21/2024 (a)		55,000	63,525
10.375% due 01/28/2033 (a)		57,000	81,368
10.75% due 01/15/2013 (a)		3,725,000	4,609,687

			5,462,664
Ecuador - 0.14%
Republic of Ecuador
9.375% due 12/15/2015		60,000	55,200
10.00% due 08/15/2030		2,222,000	1,894,255

			1,949,455
El Salvador - 0.07%
Republic of El Salvador
7.75% due 01/24/2023		643,000	737,843
8.25% due 04/10/2032		257,000	308,400

			1,046,243
Mexico - 1.04%
Government of Mexico
5.875% due 01/15/2014 (a)		3,920,000	4,012,120

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Mexico (continued)
Government of Mexico (continued)
6.625% due 03/03/2015		$1,274,000	$1,365,091
6.75% due 09/27/2034		5,451,000	5,949,766
8.375% due 01/14/2011		429,000	474,903
11.375% due 09/15/2016 (a)		2,075,000	2,967,250

			14,769,130
Panama - 0.20%
Republic of Panama
9.375% due 04/01/2029		2,150,000	2,870,250

Peru - 0.23%
Republic of Peru
5.00% due 03/07/2017 (b)		1,643,880	1,635,661
7.35% due 07/21/2025 (a)		77,000	86,432
8.75% due 11/21/2033 (a)		1,172,000	1,526,530

			3,248,623
Philippines - 0.05%
Republic of Philippines
7.75% due 01/14/2031 (a)		104,000	117,130
10.625% due 03/16/2025 (a)		454,000	645,248

			762,378
Russia - 0.45%
Russian Federation, Series REGS
5.00% due 03/31/2030		1,423,000	1,612,686
11.00% due 07/24/2018		1,160,000	1,671,908
12.75% due 06/24/2028		1,680,000	3,045,269

			6,329,863
Turkey - 0.55%
Republic of Turkey
6.875% due 03/17/2036 (a)		898,000	848,610
7.00% due 06/05/2020 (a)		146,000	146,000
7.00% due 09/26/2016 (a)		535,000	542,009
7.25% due 03/15/2015		2,400,000	2,478,000
7.375% due 02/05/2025		1,929,000	1,967,580
9.50% due 01/15/2014		919,000	1,063,742
14.00% due 01/19/2011	TRY	1,246,000	785,742

			7,831,683
Uruguay - 0.08%
Republic of Uruguay
7.625% due 03/21/2036 (a)		$1,038,633	1,130,033

Venezuela - 0.71%
Republic of Venezuela
5.375% due 08/07/2010		375,000	365,625
5.75% due 02/26/2016 (a)		6,784,000	6,322,688
7.65% due 04/21/2025		949,000	1,004,991
9.375% due 01/13/2034 (a)		48,000	62,040
10.75% due 09/19/2013 (a)		1,952,000	2,371,680

			10,127,024

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $77,965,122)			$82,121,128

The accompanying notes are an integral part of the financial statements. 142

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 86.77%
Advertising - 0.97%
Lamar Media Corp.
6.625% due 08/15/2015	$4,275,000	$4,210,875
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013	510,000	497,250
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013	685,000	667,875
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	7,900,000	8,433,250

		13,809,250
Aerospace - 0.85%
Alliant Techsystems, Inc.
6.75% due 04/01/2016 (a)	1,875,000	1,875,000
DRS Technologies, Inc.
6.625% due 02/01/2016 (a)	280,000	280,700
6.875% due 11/01/2013	4,925,000	4,937,312
Sequa Corp.
9.00% due 08/01/2009	2,300,000	2,426,500
TransDigm, Inc.
7.75% due 07/15/2014	2,520,000	2,589,300

		12,108,812
Air Travel - 0.20%
Continental Airlines, Inc.
6.541% due 09/15/2008	292,337	290,875
6.80% due 07/02/2007	139,326	138,978
8.75% due 12/01/2011	2,470,000	2,482,350

		2,912,203
Aluminum - 0.23%
Aleris International, Inc.
10.00% due 12/15/2016	825,000	866,250
Novelis, Inc.
7.25% due 02/15/2015	2,250,000	2,340,000

		3,206,250
Apparel & Textiles - 1.17%
Aramark Corp.
8.50% due 02/01/2015	3,180,000	3,303,225
8.86% due 02/01/2015 (b)	760,000	784,700
Levi Strauss & Company
8.875% due 04/01/2016	885,000	953,588
9.75% due 01/15/2015 (a)	6,545,000	7,199,500
Oxford Industries, Inc.
8.875% due 06/01/2011	1,925,000	2,002,000
Simmons Holdco, Inc., Tranche PIK
10.61% due 02/15/2012 (b)(f)	2,500,000	2,487,500

		16,730,513
Auto Parts - 1.31%
American Axle & Manufacturing, Inc.
7.875% due 03/01/2017	1,200,000	1,200,000
Keystone Automotive Operations
9.75% due 11/01/2013	4,200,000	4,179,000
TRW Automotive, Inc.
9.375% due 02/15/2013	615,000	660,356
11.00% due 02/15/2013 (a)	1,030,000	1,129,138
Visteon Corp.
7.00% due 03/10/2014 (a)	3,760,000	3,271,200
High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Auto Parts (continued)
Visteon Corp. (continued)
8.25% due 08/01/2010 (a)	$8,040,000	$8,160,600

		18,600,294
Auto Services - 1.49%
Ashtead Holdings PLC
8.625% due 08/01/2015	185,000	196,563
Hertz Corp., Class A
8.875% due 01/01/2014	6,475,000	6,976,812
10.50% due 01/01/2016 (a)	7,435,000	8,475,900
Penhall International Corp.
12.00% due 08/01/2014	5,170,000	5,583,600

		21,232,875
Automobiles - 3.60%
AutoNation, Inc.
7.00% due 04/15/2014 (a)	515,000	522,081
7.36% due 04/15/2013 (b)	2,205,000	2,238,075
Ford Motor Company
4.25% due 12/15/2036	1,090,000	1,219,601
7.45% due 07/16/2031 (a)	27,220,000	21,844,050
8.875% due 01/15/2022	2,555,000	2,312,275
8.90% due 01/15/2032	4,825,000	4,294,250
General Motors Corp.
7.20% due 01/15/2011 (a)	2,655,000	2,588,625
8.375% due 07/15/2033 (a)	17,475,000	16,208,063

		51,227,020
Banking - 1.18%
ATF Capital BV
9.25% due 02/21/2014 (a)	7,650,000	7,611,750
Banco Mercantil del Norte SA
6.135% due 10/13/2016	490,000	497,029
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)	1,864,000	1,894,853
RSHB Capital SA for OJSC Russian Agricultural
Bank
7.175% due 05/16/2013	2,370,000	2,479,612
TuranAlem Finance BV
8.25% due 01/22/2037 (a)	4,265,000	4,323,644

		16,806,888
Broadcasting - 1.16%
CMP Susquehanna Corp.
9.875% due 05/15/2014	4,060,000	4,171,650
CSC Holdings, Inc.
7.00% due 04/15/2012	2,550,000	2,524,500
7.625% due 07/15/2018 (a)	1,403,000	1,420,537
8.125% due 08/15/2009	3,500,000	3,622,500
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	780,000	801,450
8.125% due 07/15/2009	470,000	486,450
XM Satellite Radio, Inc.
9.75% due 05/01/2014 (a)	2,470,000	2,494,700
9.86% due 05/01/2013 (a)(b)	1,010,000	997,375

		16,519,162

The accompanying notes are an integral part of the financial statements. 143

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Building Materials & Construction - 1.32%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014	$2,570,000	$1,914,650
9.75% due 04/15/2012 (a)	8,485,000	8,866,825
NTK Holdings, Inc.
zero coupon, Step up to 10.75% on
09/01/2009 due 03/01/2014 (a)	10,220,000	8,022,700

		18,804,175
Business Services - 1.20%
Affinion Group, Inc.
10.125% due 10/15/2013	4,865,000	5,254,200
11.50% due 10/15/2015	2,570,000	2,788,450
Allied Security Escrow Corp.
11.375% due 07/15/2011	900,000	931,500
Sungard Data Systems, Inc.
9.125% due 08/15/2013	4,126,000	4,404,505
10.25% due 08/15/2015 (a)	3,385,000	3,681,188

		17,059,843
Cable and Television - 5.40%
Charter Communications Holdings
10.25% due 01/15/2010	455,000	452,725
Charter Communications Holdings I LLC
11.75% due 05/15/2014	9,385,000	9,173,838
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	6,754,000	7,024,160
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	4,940,000	5,199,350
10.25% due 10/01/2013 (a)	3,703,000	4,017,755
Charter Communications Holdings LLC
9.92% due 04/01/2011 (a)	365,000	364,087
11.75 due 05/15/2011	1,585,000	1,569,150
12.125 due 01/15/2012	1,760,000	1,742,400
Charter Communications Operating LLC
8.375% due 04/30/2014	1,525,000	1,597,437
CSC Holdings, Inc.
7.25% due 07/15/2008	550,000	556,875
DirecTV Holdings LLC
6.375% due 06/15/2015	1,370,000	1,316,912
8.375% due 03/15/2013	1,000,000	1,056,250
EchoStar DBS Corp.
6.625% due 10/01/2014	10,075,000	10,175,750
7.125% due 02/01/2016	4,085,000	4,222,869
ION Media Networks, Inc.
zero coupon due 11/15/2049	297	2,301,750
11.61% due 01/15/2013 (b)	1,045,000	1,092,025
Kabel Deutschland GmbH
10.625% due 07/01/2014 (a)	5,280,000	5,887,200
Lodgenet Entertainment Corp.
9.50% due 06/15/2013	4,415,000	4,735,087
Quebecor Media, Inc.
7.75% due 03/15/2016	955,000	978,875
Rainbow National Services LLC
8.75% due 09/01/2012	1,385,000	1,471,563

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable and Television (continued)
Rainbow National Services LLC (continued)
10.375% due 09/01/2014	$3,000,000	$3,360,000
Rogers Cable, Inc.
5.50% due 03/15/2014	790,000	772,225
6.25% due 06/15/2013	705,000	727,912
8.75% due 05/01/2032	750,000	942,130
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	4,615,000	4,753,450
Videotron Ltee
6.375% due 12/15/2015	1,375,000	1,350,938

		76,842,713
Cellular Communications - 2.69%
Rogers Wireless, Inc.
7.25% due 12/15/2012	270,000	289,913
7.50% due 03/15/2015	2,725,000	2,990,687
8.00% due 12/15/2012 (a)	5,005,000	5,336,581
9.625% due 05/01/2011	100,000	114,250
Rural Cellular Corp.
8.25% due 03/15/2012	2,260,000	2,344,750
9.875% due 02/01/2010	5,355,000	5,662,913
True Move Company, Ltd.
10.75% due 12/16/2013	13,440,000	13,708,800
UbiquiTel Operating Company
9.875% due 03/01/2011	4,025,000	4,331,407
UBS Luxembourg SA for OJSC Vimpel
Communications, Series REGS
8.25% due 05/23/2016	3,240,000	3,543,588

		38,322,889
Chemicals - 1.56%
Chemtura Corp.
6.875% due 06/01/2016 (a)	805,000	780,850
Equistar Chemicals LP
10.625% due 05/01/2011	3,300,000	3,489,750
Georgia Gulf Corp.
9.50% due 10/15/2014 (a)	5,670,000	5,584,950
Huntsman International LLC
7.875% due 11/15/2014	1,975,000	2,044,125
9.875% due 03/01/2009 (a)	885,000	906,842
IMC Global, Inc.
7.30% due 01/15/2028	25,000	23,500
Lyondell Chemical Company
8.00% due 09/15/2014	1,470,000	1,547,175
8.25% due 09/15/2016	1,210,000	1,300,750
10.50% due 06/01/2013	30,000	32,850
11.125% due 07/15/2012	345,000	369,150
Methanex Corp.
8.75% due 08/15/2012 (a)	1,200,000	1,329,000
Montell Finance Company BV
8.10% due 03/15/2027	3,420,000	3,420,000
Westlake Chemical Corp.
6.625% due 01/15/2016	1,490,000	1,460,200

		22,289,142

The accompanying notes are an integral part of the financial statements. 144

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Coal - 0.29%
International Coal Group, Inc.
10.25% due 07/15/2014	$4,000,000	$4,045,000
Peabody Energy Corp.
6.875% due 03/15/2013 (a)	50,000	50,625

		4,095,625
Commercial Services - 0.64%
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	5,174,000	5,536,180
Rental Service Corp.
9.50% due 12/01/2014	3,395,000	3,615,675

		9,151,855
Computers & Business Equipment - 0.73%
Activant Solutions, Inc.
9.50% due 05/01/2016	4,015,000	3,944,738
Xerox Corp.
6.40% due 03/15/2016	6,155,000	6,382,255
9.75% due 01/15/2009	100,000	107,559

		10,434,552
Construction Materials - 0.17%
Nortek, Inc.
8.50% due 09/01/2014	2,415,000	2,457,262

Containers & Glass - 2.64%
Graham Packaging Company, Inc.
9.875% due 10/15/2014 (a)	5,215,000	5,371,450
Graphic Packaging International Corp.
8.50% due 08/15/2011	620,000	644,800
9.50% due 08/15/2013 (a)	6,420,000	6,845,325
Greif, Inc.
6.75% due 02/01/2017	4,185,000	4,226,850
Mobile Mini, Inc.
9.50% due 07/01/2013	1,000,000	1,070,000
Owens-Brockway Glass Container, Inc.
6.75% due 12/01/2014	1,053,000	1,042,470
7.75% due 05/15/2011	3,350,000	3,467,250
8.25% due 05/15/2013 (a)	3,550,000	3,718,625
8.75% due 11/15/2012 (a)	2,450,000	2,572,500
8.875% due 02/15/2009	2,400,000	2,454,000
Owens-Illinois, Inc.
7.35% due 05/15/2008	200,000	202,000
Owens-Illinois, Inc., Series 2010
7.50% due 05/15/2010 (a)	850,000	871,250
Plastipak Holdings, Inc.
8.50% due 12/15/2015	1,790,000	1,866,075
Radnor Holdings Corp.
11.00% due 03/15/2010 ^	2,350,000	11,750
Stone Container Corp.
8.375% due 07/01/2012	1,505,000	1,535,100
9.75% due 02/01/2011	1,653,000	1,708,789

		37,608,234
Correctional Facilities - 0.31%
Corrections Corp. of America
6.25% due 03/15/2013	3,725,000	3,715,688

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Correctional Facilities (continued)
Corrections Corp. of America (continued)
6.75% due 01/31/2014 (a)	$750,000	$763,125

		4,478,813
Crude Petroleum & Natural Gas - 2.85%
Chaparral Energy, Inc.
8.50% due 12/01/2015	5,150,000	5,137,125
Chesapeake Energy Corp.
6.25% due 01/15/2018	6,185,000	6,092,225
6.375% due 06/15/2015	815,000	808,888
6.50% due 08/15/2017	3,295,000	3,245,575
6.625% due 01/15/2016	1,980,000	1,989,900
7.00% due 08/15/2014	425,000	436,687
Encore Acquisition Company
6.00% due 07/15/2015	770,000	689,150
Geokinetics, Inc.
11.86% due 12/15/2012 (b)	2,575,000	2,652,250
Mariner Energy, Inc.
7.50% due 04/15/2013	1,820,000	1,779,050
OPTI Canada, Inc.
8.25% due 12/15/2014	2,390,000	2,479,625
PetroHawk Energy Corp.
9.125% due 07/15/2013	2,890,000	3,070,625
Petrozuata Finance, Inc.
8.22% due 04/01/2017	219,000	217,358
Petrozuata Finance, Inc., Series REGS
8.22% due 04/01/2017	1,373,000	1,359,804
8.22% due 04/01/2017	2,995,000	2,965,050
Pogo Producing Company
6.875% due 10/01/2017 (a)	1,725,000	1,681,875
7.875% due 05/01/2013	1,330,000	1,346,625
8.25% due 04/15/2011 (a)	925,000	943,500
Quicksilver Resources, Inc.
7.125% due 04/01/2016	3,800,000	3,724,000

		40,619,312
Domestic Oil - 1.72%
Exco Resources, Inc.
7.25% due 01/15/2011	7,090,000	7,178,625
Stone Energy Corp.
6.75% due 12/15/2014	3,855,000	3,623,700
8.25% due 12/15/2011	2,550,000	2,537,250
Swift Energy Company
7.625% due 07/15/2011	1,550,000	1,584,875
9.375% due 05/01/2012 (a)	3,175,000	3,333,750
Whiting Petroleum Corp.
7.00% due 02/01/2014	1,165,000	1,150,437
7.25% due 05/01/2012	5,185,000	5,159,075

		24,567,712
Educational Services - 0.54%
Education Management Corp.
8.75% due 06/01/2014	2,185,000	2,299,713
10.25% due 06/01/2016 (a)	5,000,000	5,425,000

		7,724,713

The accompanying notes are an integral part of the financial statements. 145

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities - 2.41%
AES China Generating Company
8.25% due 06/26/2010	$655,000	$656,166
AES Corp.
7.75% due 03/01/2014 (a)	2,325,000	2,435,437
8.75% due 06/15/2008	850,000	877,625
8.75% due 05/15/2013	100,000	107,000
8.875% due 02/15/2011	2,520,000	2,709,000
9.00% due 05/15/2015	180,000	192,825
9.375% due 09/15/2010 (a)	5,000,000	5,425,000
9.50% due 06/01/2009	1,775,000	1,881,500
AES El Salvador Trust, Series REGS
6.75% due 02/01/2016	703,000	747,570
Edison Mission Energy
7.50% due 06/15/2013	540,000	564,300
7.73% due 06/15/2009	2,700,000	2,787,750
7.75% due 06/15/2016	3,140,000	3,328,400
Midwest Generation LLC, Series B
8.56% due 01/02/2016	1,360,724	1,488,292
Mirant Americas Generation LLC
8.30% due 05/01/2011	6,204,000	6,328,080
8.50% due 10/01/2021	407,000	414,123
Orion Power Holdings, Inc.
12.00% due 05/01/2010	2,630,000	3,050,800
TXU Corp., Series Q
6.50% due 11/15/2024	1,150,000	1,042,237
TXU Corp., Series R
6.55% due 11/15/2034	290,000	257,669

		34,293,774
Electronics - 0.76%
L-3 Communications Corp.
7.625% due 06/15/2012	2,575,000	2,671,563
L-3 Communications Corp., Series B
6.375% due 10/15/2015	8,173,000	8,132,135

		10,803,698
Energy - 1.42%
Inergy, LP
6.875% due 12/15/2014	3,150,000	3,102,750
NRG Energy, Inc.
7.25% due 02/01/2014	2,350,000	2,397,000
7.375% due 02/01/2016	10,300,000	10,506,000
7.375% due 01/15/2017	1,105,000	1,124,338
Sonat, Inc.
7.625% due 07/15/2011	2,900,000	3,103,000

		20,233,088
Financial Services - 6.15%
BCP Crystal Holdings Corp.
9.625% due 06/15/2014	385,000	427,831
Dow Jones CDX HY, Series 7-T3
8.00% due 12/29/2011	3,490,000	3,568,525
E*Trade Financial Corp.
7.375% due 09/15/2013	2,345,000	2,438,800
7.875% due 12/01/2015	1,005,000	1,077,863
El Paso Performance-Linked Trust
7.75% due 07/15/2011	9,075,000	9,642,188

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Ford Motor Credit Company
7.00% due 10/01/2013 (a)		$3,565,000	$3,419,880
7.875% due 06/15/2010		925,000	940,933
8.00% due 12/15/2016		2,890,000	2,852,924
8.11% due 01/13/2012 (b)		1,400,000	1,407,554
10.61% due 06/15/2011 (b)		7,400,000	8,117,659
General Motors Acceptance Corp.
6.875% due 08/28/2012		3,730,000	3,758,426
8.00% due 11/01/2031 (a)		21,180,000	23,354,529
Global Cash Access LLC
8.75% due 03/15/2012		4,250,000	4,462,500
iPCS, Inc.
11.50% due 05/01/2012		1,275,000	1,408,875
JSG Funding PLC
7.75% due 04/01/2015 (a)		1,200,000	1,212,000
9.625% due 10/01/2012		4,430,000	4,701,338
10.125% due 10/01/2012	EUR	475,000	675,583
Nell AF SARL
8.375% due 08/15/2015 (a)		$5,200,000	5,486,000
PNA Intermediate Holdings Corp.
12.36% due 02/15/2013 (b)		1,180,000	1,185,900
TNK-BP Finance SA
7.50% due 07/18/2016		1,220,000	1,290,150
TRAINS HY-1-2006
7.548% due 05/01/2016		4,854,500	4,923,482
Ucar Finance, Inc.
10.25% due 02/15/2012		1,208,000	1,271,420

			87,624,360
Food & Beverages - 0.80%
Dole Food Company, Inc.
7.25% due 06/15/2010 (a)		111,100	107,767
8.75% due 07/15/2013 (a)		425,000	418,625
8.875% due 03/15/2011 (a)		4,325,000	4,303,375
Nutro Products, Inc.
9.40% due 10/15/2013 (b)		1,270,000	1,319,212
10.75% due 04/15/2014		1,985,000	2,183,500
Sbarro, Inc.
10.375% due 02/01/2015		2,960,000	3,085,800

			11,418,279
Funeral Services - 0.15%
Service Corp. International
7.625% due 10/01/2018		1,310,000	1,391,875
7.875% due 02/01/2013		690,000	710,700

			2,102,575
Furniture & Fixtures - 0.92%
Norcraft Companies LP
9.00% due 11/01/2011		4,040,000	4,181,400
Norcraft Holdings Capital
zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012 (a)		4,295,000	3,886,975
Sealy Mattress Company
8.25% due 06/15/2014 (a)		4,775,000	5,037,625

			13,106,000

The accompanying notes are an integral part of the financial statements. 146

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities - 2.73%
Colorado Interstate Gas Company
6.80% due 11/15/2015	$350,000	$374,287
Dynegy Holdings, Inc.
7.625% due 10/15/2026 (a)	2,700,000	2,673,000
El Paso Corp.
7.375% due 12/15/2012 (a)	225,000	239,625
7.75% due 01/15/2032	3,725,000	4,060,250
7.80% due 08/01/2031 (a)	6,395,000	6,978,544
7.875% due 06/15/2012 (a)	5,675,000	6,157,375
El Paso Natural Gas, Series A
7.625% due 08/01/2010	25,000	26,062
Northwest Pipeline Corp.
8.125% due 03/01/2010	75,000	77,813
Southern Natural Gas Company
8.00% due 03/01/2032 (a)	580,000	704,039
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	2,935,000	3,334,894
Williams Companies, Inc.
7.125% due 09/01/2011 (a)	50,000	52,250
7.625% due 07/15/2019 (a)	3,050,000	3,309,250
7.875% due 09/01/2021	4,680,000	5,124,600
8.125% due 03/15/2012 (a)	125,000	135,625
8.75% due 03/15/2032	4,975,000	5,696,375

		38,943,989
Healthcare Products - 0.52%
Ameripath Intermediate Holdings Inc.
10.61% due 02/15/2014 (b)	1,770,000	1,770,000
Leiner Health Products, Inc.
11.00% due 06/01/2012 (a)	5,320,000	5,639,200

		7,409,200
Healthcare Services - 1.23%
DaVita, Inc.
6.625% due 03/15/2013	310,000	309,225
6.625% due 03/15/2013	535,000	533,663
7.25% due 03/15/2015 (a)	6,375,000	6,438,750
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015 (a)	1,915,000	1,565,512
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	8,470,000	8,702,925

		17,550,075
Holdings Companies/Conglomerates - 0.17%
Ashtead Capital, Inc.
9.00% due 08/15/2016	2,307,000	2,491,560

Homebuilders - 0.75%
Beazer Homes USA, Inc.
6.875% due 07/15/2015	300,000	288,000
8.125% due 06/15/2016 (a)	3,445,000	3,556,962
8.625% due 05/15/2011	50,000	51,250
K Hovnanian Enterprises, Inc.
6.25% due 01/15/2016	205,000	190,650
8.625% due 01/15/2017 (a)	6,230,000	6,572,650

		10,659,512

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Hotels & Restaurants - 1.18%
Buffets, Inc.
12.50% due 11/01/2014	$3,150,000	$3,307,500
CCM Merger, Inc.
8.00% due 08/01/2013	3,405,000	3,405,000
Denny's Corp.
10.00% due 10/01/2012	2,500,000	2,662,500
El Pollo Loco, Inc.
11.75% due 11/15/2013	1,665,000	1,848,150
Park Place Entertainment Corp.
7.875% due 03/15/2010 (a)	525,000	553,875
8.125% due 05/15/2011 (a)	2,250,000	2,382,188
8.875% due 09/15/2008	2,525,000	2,641,781

		16,800,994

Household Products - 0.31%
Jarden Corp.
7.50% due 05/01/2017	4,295,000	4,354,056

Industrial Machinery - 0.16%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	2,150,000	2,295,125

Insurance - 0.48%
Crum & Forster Holdings Corp.
10.375% due 06/15/2013 (a)	6,330,000	6,820,575

International Oil - 0.74%
Gaz Capital for Gazprom
6.212% due 11/22/2016	4,020,000	4,025,025
Gazprom OAO, Series A6
zero coupon, Step up to 6.375% on
08/06/2009 due 08/06/2009	37,840,000	1,458,272
OAO Gazprom, Series A7
6.79% due 10/29/2009	93,970,000	3,599,742
OAO Gazprom, Series A8
7.00% due 10/27/2011	31,320,000	1,197,388
Pemex Project Funding Master Trust
9.125% due 10/13/2010	250,000	278,750

		10,559,177

Internet Content - 0.00%
PSINet, Inc.
11.00% due 08/01/2009 ^	193,151	1,932
PSINet, Inc., Series B
10.00% due 02/15/2049 ^	494,200	4,942

		6,874

Leisure Time - 5.92%
AMC Entertainment, Inc.
11.00% due 02/01/2016	8,195,000	9,311,569
Boyd Gaming Corp.
6.75% due 04/15/2014 (a)	5,900,000	5,870,500
7.75% due 12/15/2012 (a)	25,000	26,000
Caesars Entertainment, Inc.
7.00% due 04/15/2013 (a)	635,000	673,100
Choctaw Resort Development Enterprise
7.25% due 11/15/2019	1,194,000	1,208,925
Herbst Gaming, Inc.
7.00% due 11/15/2014 (a)	3,750,000	3,656,250
8.125% due 06/01/2012	800,000	820,000

The accompanying notes are an integral part of the financial statements. 147

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010 (a)	$4,665,000	$5,084,850
Isle of Capri Casinos
7.00% due 03/01/2014	6,575,000	6,427,062
Las Vegas Sands Corp.
6.375% due 02/15/2015	4,050,000	3,908,250
MGM Mirage, Inc.
5.875% due 02/27/2014	1,100,000	1,023,000
6.625% due 07/15/2015	630,000	605,588
6.75% due 09/01/2012	2,200,000	2,194,500
7.625% due 01/15/2017	2,820,000	2,855,250
8.375% due 02/01/2011 (a)	2,800,000	2,940,000
9.75% due 06/01/2007	1,500,000	1,513,125
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015 (a)	2,625,000	2,638,125
7.125% due 08/15/2014	3,300,000	3,357,750
Penn National Gaming, Inc.
6.75% due 03/01/2015	5,200,000	5,005,000
6.875% due 12/01/2011	825,000	825,000
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012	2,550,000	2,626,500
8.75% due 10/01/2013	3,050,000	3,240,625
River Rock Entertainment Authority
9.75% due 11/01/2011	445,000	475,037
Seneca Gaming Corp.
7.25% due 05/01/2012	1,825,000	1,838,687
Snoqualmie Entertainment Authority
9.125% due 02/01/2015	990,000	1,022,175
9.15% due 02/01/2014 (b)	1,125,000	1,141,875
Station Casinos, Inc.
6.50% due 02/01/2014	500,000	463,750
6.625% due 03/15/2018 (a)	1,965,000	1,780,781
7.75% due 08/15/2016 (a)	3,625,000	3,724,688
Warner Music Group
7.375% due 04/15/2014	4,625,000	4,486,250
Wynn Las Vegas LLC
6.625% due 12/01/2014	3,650,000	3,613,500

		84,357,712
Manufacturing - 0.42%
Koppers, Inc.
9.875% due 10/15/2013	5,425,000	5,913,250

Medical-Hospitals - 3.16%
Genesis Healthcare Corp.
8.00% due 10/15/2013	2,400,000	2,544,000
HCA, Inc.
6.25% due 02/15/2013	51,000	46,219
6.30% due 10/01/2012 (a)	150,000	139,687
6.375% due 01/15/2015	3,875,000	3,342,188
6.50% due 02/15/2016 (a)	2,130,000	1,826,475
7.50% due 12/15/2023	3,050,000	2,659,475
7.50% due 11/15/2095 (a)	2,625,000	2,153,639
7.69% due 06/15/2025 (a)	405,000	361,365
8.36% due 04/15/2024	150,000	141,786
8.75% due 09/01/2010	600,000	627,000

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Medical-Hospitals (continued)
HCA, Inc. (continued)
9.25% due 11/15/2016	$4,405,000	$4,718,856
9.625% due 11/15/2016	4,080,000	4,406,400
Tenet Healthcare Corp.
6.875% due 11/15/2031 (a)	840,000	674,100
7.375% due 02/01/2013 (a)	5,176,000	4,839,560
9.25% due 02/01/2015 (b)	1,200,000	1,198,500
9.875% due 07/01/2014 (a)	9,815,000	9,986,763
Triad Hospitals, Inc.
7.00% due 11/15/2013	5,080,000	5,289,550

		44,955,563
Metal & Metal Products - 0.47%
Mueller Group, Inc.
10.00% due 05/01/2012	1,810,000	1,959,325
Mueller Holdings, Inc.
zero coupon, Step up to 14.75% on
04/15/2009 due 04/15/2014	5,145,000	4,681,950

		6,641,275
Mining - 0.45%
Vale Overseas, Ltd.
6.875% due 11/21/2036	4,962,000	5,231,218
8.25% due 01/17/2034 (a)	1,021,000	1,249,331

		6,480,549
Office Furnishings & Supplies - 0.32%
Interface, Inc.
9.50% due 02/01/2014 (a)	3,075,000	3,297,937
10.375% due 02/01/2010	1,075,000	1,190,563

		4,488,500
Paper - 1.53%
Appleton Papers, Inc.
8.125% due 06/15/2011	1,700,000	1,759,500
Appleton Papers, Inc., Series B
9.75% due 06/15/2014 (a)	4,755,000	4,927,369
NewPage Corp.
10.00% due 05/01/2012 (a)	635,000	692,150
11.61% due 05/01/2012 (b)	6,345,000	6,916,050
12.00% due 05/01/2013 (a)	2,430,000	2,648,700
Smurfit Capital Funding PLC
7.50% due 11/20/2025	750,000	761,250
Verso Paper Holdings LLC and Verso Paper, Inc.
9.125% due 08/01/2014	360,000	379,800
11.375% due 08/01/2016	1,600,000	1,720,000
Verso Paper Holdings, Inc., Tranche
11.61% due 02/01/2013 (b)(f)	2,000,000	1,975,840

		21,780,659
Petroleum Services - 2.22%
Belden & Blake Corp.
8.75% due 07/15/2012	5,550,000	5,688,750
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015 (a)	1,690,000	1,723,800
Complete Production Services, Inc.
8.00% due 12/15/2016	4,135,000	4,228,037

The accompanying notes are an integral part of the financial statements. 148

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Petroleum Services (continued)
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	$4,375,000	$4,440,625
Enterprise Products Operating LP
8.375% due 08/01/2066 (b)	2,800,000	3,118,534
PGS Solutions Inc.
9.625% due 02/15/2015	2,550,000	2,627,196
Pride International, Inc.
7.375% due 07/15/2014	1,270,000	1,301,750
Seitel Acquisition Corp.
9.75% due 02/15/2014	1,035,000	1,050,525
SemGroup LP
8.75% due 11/15/2015	7,150,000	7,257,250
SESI LLC
6.875% due 06/01/2014	195,000	193,538

		31,630,005

Pharmaceuticals - 0.39%
Valeant Pharmaceuticals International
7.00% due 12/15/2011	5,825,000	5,562,875

Plastics - 0.10%
Milacron Escrow Corp.
11.50% due 05/15/2011 (a)	1,450,000	1,421,000

Publishing - 1.23%
Dex Media East LLC
12.125% due 11/15/2012 (a)	575,000	630,344
Dex Media West LLC
8.50% due 08/15/2010 (a)	50,000	52,375
9.875% due 08/15/2013	1,700,000	1,850,875
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013 (a)	3,660,000	3,385,500
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	2,670,000	2,469,750
8.00% due 11/15/2013	25,000	26,125
Idearc, Inc.
8.00% due 11/15/2016	3,405,000	3,541,200
Primedia, Inc.
8.875% due 05/15/2011	3,035,000	3,118,462
Reader's Digest Association, Inc.
9.00% due 02/15/2017	2,495,000	2,476,288

		17,550,919

Railroads & Equipment - 0.68%
American Railcar Industries, Inc.
7.50% due 03/01/2014	1,610,000	1,646,225
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	5,215,000	5,593,087
12.50% due 06/15/2012 (a)	205,000	221,144
Kansas City Southern de Mexico SA de CV
7.625% due 12/01/2013	1,150,000	1,155,750
Kansas City Southern Railway Company
7.50% due 06/15/2009	1,060,000	1,083,850

		9,700,056

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate - 1.18%
Ashton Woods USA
9.50% due 10/01/2015	$2,750,000	$2,640,000
Forest City Enterprises
7.625% due 06/01/2015	145,000	148,625
Host Marriott LP, REIT
6.375% due 03/15/2015	1,300,000	1,283,750
7.125% due 11/01/2013	5,550,000	5,661,000
Kimball Hill, Inc.
10.50% due 12/15/2012	1,920,000	1,915,200
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	800,000	808,000
6.75% due 04/01/2017	3,250,000	3,339,375
7.125% due 06/01/2015	1,025,000	1,069,844

		16,865,794
Retail - 0.64%
Brookstone Company, Inc.
12.00% due 10/15/2012 (a)	620,000	654,100
Eye Care Centers of America
10.75% due 02/15/2015	1,760,000	1,958,000
Suburban Propane Partners LP
6.875% due 12/15/2013	6,600,000	6,501,000

		9,113,100
Retail Grocery - 0.30%
Delhaize America, Inc.
9.00% due 04/15/2031	3,525,000	4,234,406

Retail Trade - 1.20%
American Greetings Corp.
7.375% due 06/01/2016	375,000	387,656
Blockbuster, Inc.
9.00% due 09/01/2012 (a)	2,845,000	2,855,669
FTD, Inc.
7.75% due 02/15/2014	2,609,000	2,622,045
Linens 'n Things, Inc.
10.985% due 01/15/2014 (a)(b)	1,590,000	1,558,200
Neiman Marcus Group, Inc.
9.00% due 10/15/2015	2,060,000	2,266,000
10.375% due 10/15/2015 (a)	5,205,000	5,829,600
Saks, Inc.
9.875% due 10/01/2011	1,375,000	1,533,125

		17,052,295
Sanitary Services - 0.75%
Allied Waste North America, Inc.
6.375% due 04/15/2011	1,725,000	1,729,312
6.875% due 06/01/2017	950,000	942,875
7.25% due 03/15/2015 (a)	3,000,000	3,060,000
8.50% due 12/01/2008	950,000	997,500
Allied Waste North America, Inc., Series B
7.375% due 04/15/2014 (a)	660,000	663,300
9.25% due 09/01/2012	3,094,000	3,271,905

		10,664,892
Semiconductors - 0.67%
Freescale Semiconductor, Inc.
8.875% due 12/15/2014 (a)	5,445,000	5,519,869

The accompanying notes are an integral part of the financial statements. 149

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC
9.50% due 10/15/2015	$1,335,000	$1,378,387
NXP Funding LLC
7.875% due 10/15/2014	2,575,000	2,658,688

		9,556,944
Software - 0.42%
UGS Capital Corp. II, PIK
10.3481% due 06/01/2011 (b)	3,582,069	3,644,755
UGS Corp.
10.00% due 06/01/2012	2,075,000	2,272,125

		5,916,880
Steel - 1.06%
CitiSteel USA, Inc.
12.9494% due 09/01/2010 (b)	1,235,000	1,275,137
Metals USA Holdings Corp.
11.365% due 01/15/2012 (b)	4,125,000	4,042,500
Metals USA, Inc.
11.125% due 12/01/2015	6,620,000	7,348,200
Tube City IMS Corp.
9.75% due 02/01/2015	2,305,000	2,420,250

		15,086,087
Telecommunications Equipment &
Services - 6.25%
Axtel SAB de CV
7.625% due 02/01/2017 (a)	5,580,000	5,593,950
Citizens Communications Company
7.875% due 01/15/2027	1,840,000	1,918,200
9.00% due 08/15/2031	2,410,000	2,669,075
9.25% due 05/15/2011	100,000	111,250
Hawaiian Telcom Communications, Inc., Series B
10.889% due 05/01/2013 (b)	465,000	476,625
12.50% due 05/01/2015 (a)	8,970,000	10,068,825
Inmarsat Finance PLC
7.625% due 06/30/2012	3,270,000	3,392,625
10.375 due 11/15/2012	3,010,000	2,821,875
Intelsat Bermuda, Ltd.
8.87188% due 01/15/2015 (b)	3,080,000	3,153,150
9.25% due 06/15/2016	3,835,000	4,237,675
11.25% due 06/15/2016	7,250,000	8,210,625
Level 3 Communications, Inc.
11.50% due 03/01/2010	6,310,000	7,004,100
Level 3 Financing, Inc.
9.15% due 02/15/2015 (b)	700,000	705,250
9.25% due 11/01/2014 (a)	1,085,000	1,113,481
11.80% due 03/15/2011 (b)	3,285,000	3,539,588
Lucent Technologies, Inc.
6.45% due 03/15/2029	3,775,000	3,435,250
PanAmSat Corp.
9.00% due 08/15/2014	655,000	707,400
9.00% due 06/15/2016	905,000	993,237
Qwest Corp.
8.875% due 03/15/2012	2,105,000	2,326,025
United States West Communications, Inc.
6.875% due 09/15/2033 (a)	12,991,000	12,585,031

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services (continued)
Wind Acquisition Finance SA
10.75% due 12/01/2015		$700,000	$811,125
Wind Acquisition Finance SA, Tranche PIK
12.65% due 12/21/2011 (b)(f)		6,000,000	6,172,500
Windstream Corp.
8.625% due 08/01/2016		6,255,000	6,849,225
World Access, Inc.
13.25% due 01/15/2008		1,500,000	75,000

			88,971,087
Telephone - 1.52%
Cincinnati Bell Telephone Company
6.30% due 12/01/2028		1,725,000	1,574,062
Cincinnati Bell, Inc.
7.00% due 02/15/2015 (a)		4,210,000	4,194,213
Nordic Telephone Company Holdings
8.875% due 05/01/2016		3,175,000	3,429,000
Qwest Communications International, Inc.
7.25% due 02/15/2011		25,000	25,594
7.50% due 02/15/2014 (a)		1,196,000	1,239,355
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014 (a)		4,333,000	4,490,071
Telefonos de Mexico SA de CV
8.75% due 01/31/2016	MXN	9,000,000	856,079
Virgin Media, Inc.
8.75% due 04/15/2014		$270,000	281,475
9.125% due 08/15/2016 (a)		5,200,000	5,525,000

			21,614,849
Tobacco - 0.09%
Alliance One International, Inc.
11.00% due 05/15/2012 (a)		1,225,000	1,335,250
Transportation - 0.70%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014		1,930,000	1,968,600
Horizon Lines LLC
9.00% due 11/01/2012		260,000	272,350
IAP Worlwide Services, Inc., Tranche 2nd Lien
15.11% due 06/30/2012 (b)(f)		3,750,000	3,787,500
OMI Corp.
7.625% due 12/01/2013		3,850,000	3,888,500

			9,916,950

TOTAL CORPORATE BONDS (Cost $1,199,936,954)			$1,235,893,915

COMMON STOCKS - 0.01%
Household Products - 0.01%
Home Interiors *		9,260,656	92,607
Internet Content - 0.00%
Globix Corp. * (a)		15,039	70,683
Telecommunications Equipment &
Services - 0.00%
XO Holdings, Inc. * (a)		821	3,735

TOTAL COMMON STOCKS (Cost $2,456,379)			$167,025

The accompanying notes are an integral part of the financial statements. 150

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

PREFERRED STOCKS - 0.18%
Broadcasting - 0.07%
Spanish Broadcasting System, Series B *		1,000	$1,095,000
Crude Petroleum & Natural Gas - 0.11%
Chesapeake Energy Corp. * (a)		5,993	1,546,194

TOTAL PREFERRED STOCKS (Cost $2,578,566)			$2,641,194

WARRANTS - 0.01%
Republic of Venezuela - 0.01%
Republic of Venezuela
(Expiration date 04/15/2020; strike
price $26.00)		305,000	102,937

TOTAL WARRANTS (Cost $94,550)			$102,937

SHORT TERM INVESTMENTS - 20.62%
Bank Negara Malaysia Monetary Notes-Islamic
Discount Based, Series 0207
zero coupon due 04/12/2007	MYR	5,440,000	$1,546,968
Egypt Treasury Bill
zero coupon due 11/06/2007	EGP	40,700,000	6,714,319
Egypt Treasury Bill, Series 182
zero coupon due 04/17/2007		8,925,000	1,548,127
Egypt Treasury Bill, Series 364
(missing rate) due 10/30/2007		36,575,000	6,042,133
State Street Navigator Securities
Lending Prime Portfolio (c)		$277,797,653	277,797,653

TOTAL SHORT TERM INVESTMENTS
(Cost $293,550,936)			$293,649,200

REPURCHASE AGREEMENTS - 5.53%
Merrill Lynch Tri-Party Repurchase
Agreement dated 01/31/2007 at
5.22% to be repurchased at
$78,711,521 on 03/01/2007,
collateralized by $83,840,000
Federal National Mortgage
Association, zero coupon due
12/31/2007 (valued at
$80,276,800, including interest)		$78,700,000	$78,700,000

TOTAL REPURCHASE AGREEMENTS
(Cost $78,700,000)			$78,700,000

Total Investments (High Yield Fund)
(Cost $1,655,282,507) - 118.89%			$1,693,275,399
Liabilities in Excess of Other Assets - (18.89)%			(269,011,674)

TOTAL NET ASSETS - 100.00%			$1,424,263,725

Index 500 Fund
		Shares or
		Principal
		Amount	Value

COMMON STOCKS - 70.52%
Advertising - 0.17%
Interpublic Group of Companies, Inc. *		949	$11,948

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Advertising (continued)
Monster Worldwide, Inc. *	276	$13,761
Omnicom Group, Inc.	368	38,129

		63,838
Aerospace - 1.48%
Boeing Company	1,701	148,446
General Dynamics Corp.	871	66,597
Goodrich Corp.	269	13,195
Lockheed Martin Corp.	766	74,517
Northrop Grumman Corp.	741	53,241
Raytheon Company	957	51,247
Rockwell Collins, Inc.	359	23,507
United Technologies Corp.	2,159	141,695

		572,445
Agriculture - 0.29%
Archer-Daniels-Midland Company	1,413	48,579
Monsanto Company	1,168	61,542

		110,121
Air Travel - 0.07%
Southwest Airlines Company	1,707	25,827

Aluminum - 0.16%
Alcoa, Inc.	1,865	62,310

Apparel & Textiles - 0.35%
Cintas Corp.	292	11,791
Coach, Inc. *	790	37,288
Jones Apparel Group, Inc.	236	7,769
Liz Claiborne, Inc.	219	9,855
NIKE, Inc., Class B	404	42,206
Polo Ralph Lauren Corp., Class A	132	11,481
VF Corp.	191	15,244

		135,634
Auto Parts - 0.18%
AutoZone, Inc. *	110	13,782
Genuine Parts Company	365	17,775
Johnson Controls, Inc.	422	39,584

		71,141
Auto Services - 0.02%
AutoNation, Inc. *	322	7,071

Automobiles - 0.28%
Ford Motor Company	4,064	32,187
General Motors Corp.	1,218	38,878
PACCAR, Inc.	534	37,108

		108,173
Banking - 3.69%
Bank of America Corp.	9,659	491,353
Bank of New York Company, Inc.	1,644	66,779
BB&T Corp.	1,163	49,404
Comerica, Inc.	342	20,653
Commerce Bancorp, Inc.	405	13,535
Compass Bancshares, Inc.	279	19,254

The accompanying notes are an integral part of the financial statements. 151

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Fifth Third Bancorp	1,200	$48,336
First Horizon National Corp.	266	11,478
Hudson City Bancorp, Inc.	1,083	14,512
Huntington BancShares, Inc.	510	11,807
KeyCorp	864	32,607
M&T Bank Corp.	165	19,787
Marshall & Ilsley Corp.	548	26,046
National City Corp.	1,360	51,476
Northern Trust Corp.	402	24,241
Regions Financial Corp.	1,568	56,166
Sovereign Bancorp, Inc.	773	19,534
SunTrust Banks, Inc.	761	64,160
US Bancorp	3,781	134,831
Wachovia Corp.	4,100	227,017
Zions Bancorp.	230	19,637

		1,422,613
Biotechnology - 0.69%
Amgen, Inc. *	2,510	161,292
Applera Corp.	394	12,167
Biogen Idec, Inc. *	725	32,763
Genzyme Corp. *	566	34,979
MedImmune, Inc. *	514	16,402
Millipore Corp. *	114	8,153

		265,756
Broadcasting - 0.58%
CBS Corp., Class B	1,681	51,018
Clear Channel Communications, Inc.	1,063	38,459
News Corp.	5,035	113,439
Univision Communications, Inc., Class A *	542	19,512

		222,428
Building Materials & Construction - 0.12%
American Standard Companies, Inc.	372	19,712
Masco Corp.	848	25,313

		45,025
Business Services - 0.97%
Affiliated Computer Services, Inc., Class A *	256	13,304
Automatic Data Processing, Inc.	1,185	59,001
Computer Sciences Corp. *	370	19,584
Convergys Corp. *	297	7,639
Electronic Data Systems Corp.	1,112	31,158
Equifax, Inc.	269	10,416
First Data Corp.	1,648	42,074
Fiserv, Inc. *	372	19,701
Fluor Corp.	189	15,965
H & R Block, Inc.	692	15,072
Moody's Corp.	505	32,684
NCR Corp. *	382	17,648
Paychex, Inc.	729	29,619
Pitney Bowes, Inc.	475	22,662
R.R. Donnelley & Sons Company	467	16,896
Robert Half International, Inc.	361	14,104

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Unisys Corp. *	742	$6,300

		373,827
Cable and Television - 1.17%
Comcast Corp., Class A *	6,713	172,646
DIRECTV Group, Inc. *	1,658	37,405
E.W. Scripps Company, Class A	178	8,072
Time Warner, Inc.	8,584	174,684
Viacom, Inc. *	1,503	58,677

		451,484
Cellular Communications - 0.25%
Motorola, Inc.	5,198	96,267

Chemicals - 0.89%
Air Products & Chemicals, Inc.	473	35,390
Ashland, Inc.	123	8,067
Dow Chemical Company	2,054	89,965
E.I. Du Pont De Nemours & Company	1,979	100,434
Eastman Chemical Company	176	10,405
Hercules, Inc. *	245	4,939
PPG Industries, Inc.	355	23,519
Praxair, Inc.	695	42,875
Rohm & Haas Company	305	16,122
Sigma-Aldrich Corp.	284	11,644

		343,360
Coal - 0.10%
CONSOL Energy, Inc.	394	14,054
Peabody Energy Corp.	568	22,947

		37,001
Colleges & Universities - 0.04%
Apollo Group, Inc., Class A *	301	14,234

Commercial Services - 0.03%
CB Richard Ellis Group, Inc. *	398	13,261

Computers & Business Equipment - 3.63%
Apple Computer, Inc. *	1,831	154,921
Cisco Systems, Inc. *	13,062	338,828
Cognizant Technology Solutions
Corp. , Class A *	305	27,511
Dell, Inc. *	4,887	111,668
EMC Corp. *	4,733	66,025
Hewlett-Packard Company	5,891	231,988
International Business Machines Corp.	3,239	301,260
Juniper Networks, Inc. *	1,218	23,032
Lexmark International, Inc. *	211	12,778
Network Appliance, Inc. *	804	31,091
SanDisk Corp. *	484	17,627
Sun Microsystems, Inc. *	7,571	46,410
Xerox Corp. *	2,074	35,818

		1,398,957
Construction & Mining Equipment - 0.09%
National Oilwell, Inc. *	379	26,394

The accompanying notes are an integral part of the financial statements. 152

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Mining Equipment
(continued)
Rowan Companies, Inc.	237	$7,259

		33,653
Construction Materials - 0.10%
Sherwin-Williams Company	241	16,039
Vulcan Materials Company	202	23,531

		39,570
Containers & Glass - 0.10%
Ball Corp.	223	10,325
Bemis Company, Inc.	225	7,454
Pactiv Corp. *	286	9,209
Sealed Air Corp.	174	11,213

		38,201
Cosmetics & Toiletries - 1.63%
Avon Products, Inc.	957	35,084
Colgate-Palmolive Company	1,105	74,433
Estee Lauder Companies, Inc., Class A	273	13,071
International Flavors & Fragrances, Inc.	168	7,862
Kimberly-Clark Corp.	985	67,088
Procter & Gamble Company	6,816	432,748

		630,286
Crude Petroleum & Natural Gas - 1.00%
Apache Corp.	708	48,519
Chesapeake Energy Corp.	895	27,289
Devon Energy Corp.	951	62,490
EOG Resources, Inc.	523	35,428
Marathon Oil Corp.	757	68,690
Occidental Petroleum Corp.	1,854	85,618
Sunoco, Inc.	264	17,033
XTO Energy, Inc.	787	40,657

		385,724
Drugs & Health Care - 0.37%
Wyeth	2,897	141,721

Electrical Equipment - 0.28%
Cooper Industries, Ltd., Class A	196	17,981
Emerson Electric Company	1,725	74,330
Molex, Inc.	306	8,975
Tektronix, Inc.	175	5,007

		106,293
Electrical Utilities - 1.95%
Allegheny Energy, Inc. *	355	16,770
Ameren Corp.	442	23,086
American Electric Power Company, Inc.	852	38,221
CenterPoint Energy, Inc.	674	12,024
CMS Energy Corp.	478	8,341
Consolidated Edison, Inc.	553	26,865
Constellation Energy Group, Inc.	387	30,445
Dominion Resources, Inc.	761	65,088
DTE Energy Company	383	17,733
Dynegy, Inc., Class A *	816	6,699

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
Edison International	701	$32,891
Entergy Corp.	445	43,922
Exelon Corp.	1,444	95,203
FirstEnergy Corp.	686	42,923
FPL Group, Inc.	869	51,332
Integrys Energy Group, Inc.	161	8,974
PG&E Corp.	751	34,862
Pinnacle West Capital Corp.	215	10,195
PPL Corp.	822	31,253
Public Service Enterprise Group, Inc.	542	40,596
TECO Energy, Inc.	448	7,513
The AES Corp. *	1,429	30,466
The Southern Company	1,598	57,208
Xcel Energy, Inc.	875	20,676

		753,286
Electronics - 0.33%
Agilent Technologies, Inc. *	880	27,914
Harman International Industries, Inc.	140	13,882
Jabil Circuit, Inc.	398	10,635
L-3 Communications Holdings, Inc.	269	23,430
Sanmina-SCI Corp. *	1,147	4,255
Solectron Corp. *	1,969	6,340
Thermo Electron Corp. *	878	39,747

		126,203
Energy - 0.46%
Duke Energy Corp.	2,701	53,183
Progress Energy, Inc.	546	26,678
Sempra Energy	564	33,868
TXU Corp.	988	65,356

		179,085
Financial Services - 7.06%
Ameriprise Financial, Inc.	521	30,458
Bear Stearns Companies, Inc.	252	38,364
Capital One Financial Corp.	878	67,676
Charles Schwab Corp.	2,201	40,674
Chicago Merchantile Exchange Holdings, Inc.	75	40,435
CIT Group, Inc.	426	24,056
Citigroup, Inc.	10,569	532,678
Countrywide Financial Corp.	1,336	51,142
E*TRADE Financial Corp. *	919	21,220
Federal Home Loan Mortgage Corp.	1,490	95,628
Federal National Mortgage Association	2,097	118,963
Federated Investors, Inc., Class B	193	6,904
Fidelity National Information Services, Inc.	348	15,991
Franklin Resources, Inc.	359	42,143
Goldman Sachs Group, Inc.	916	184,666
Janus Capital Group, Inc.	426	9,052
JP Morgan Chase & Company	7,462	368,623
Legg Mason, Inc.	282	28,973
Lehman Brothers Holdings, Inc.	1,140	83,562
Mellon Financial Corp.	887	38,522

The accompanying notes are an integral part of the financial statements. 153

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Merrill Lynch & Company, Inc.	1,902	$159,159
Morgan Stanley	2,278	170,668
PNC Financial Services Group, Inc.	632	46,332
SLM Corp.	880	37,506
State Street Corp. (c)	714	46,774
Synovus Financial Corp.	699	22,627
T. Rowe Price Group, Inc.	568	26,446
Washington Mutual, Inc.	2,032	87,538
Wells Fargo & Company	7,263	252,026
Western Union Company	1,648	35,712

		2,724,518
Food & Beverages - 1.95%
Campbell Soup Company	468	19,108
Coca-Cola Enterprises, Inc.	595	11,954
ConAgra Foods, Inc.	1,096	27,652
Constellation Brands, Inc., Class A *	451	10,580
Dean Foods Company *	288	12,972
General Mills, Inc.	737	41,537
H.J. Heinz Company	707	32,430
Hershey Company	373	19,724
Kellogg Company	539	26,907
McCormick & Company, Inc.	281	10,759
Pepsi Bottling Group, Inc.	295	9,145
PepsiCo, Inc.	3,531	222,983
Sara Lee Corp.	1,607	26,451
Sysco Corp.	1,329	43,804
The Coca-Cola Company	4,385	204,692
Tyson Foods, Inc., Class A	542	9,892
William Wrigley Jr. Company	473	23,555

		754,145
Forest Products - 0.11%
Weyerhaeuser Company	510	43,794

Furniture & Fixtures - 0.02%
Leggett & Platt, Inc.	385	9,171

Gas & Pipeline Utilities - 0.52%
El Paso Corp.	1,517	21,814
KeySpan Corp.	376	15,431
Kinder Morgan, Inc.	229	24,219
Nicor, Inc.	97	4,514
NiSource, Inc.	587	13,965
Questar Corp.	185	15,566
Spectra Energy Corp.	2,699	69,445
Williams Companies, Inc.	1,282	34,576

		199,530
Healthcare Products - 2.21%
Bausch & Lomb, Inc.	116	6,062
Baxter International, Inc.	1,407	70,364
Becton, Dickinson & Company	531	40,351
Biomet, Inc.	527	22,308
Boston Scientific Corp. *	2,537	41,378

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
C.R. Bard, Inc.	221	$17,636
Johnson & Johnson	6,235	393,117
Medtronic, Inc.	2,476	124,691
Patterson Companies, Inc. *	299	9,980
St. Jude Medical, Inc. *	760	30,134
Stryker Corp.	639	39,631
Varian Medical Systems, Inc. *	278	12,774
Zimmer Holdings, Inc. *	514	43,346

		851,772
Healthcare Services - 1.47%
Cardinal Health, Inc.	871	61,048
Caremark Rx, Inc.	916	56,416
Coventry Health Care, Inc. *	342	18,612
Express Scripts, Inc. *	290	21,869
Humana, Inc. *	357	21,363
IMS Health, Inc.	425	12,274
Laboratory Corp. of America Holdings *	269	21,453
McKesson Corp.	637	35,519
Medco Health Solutions, Inc. *	630	42,594
Quest Diagnostics, Inc.	344	17,551
UnitedHealth Group, Inc.	2,898	151,276
Wellpoint, Inc. *	1,333	105,827

		565,802
Holdings Companies/Conglomerates - 2.18%
General Electric Company	22,172	774,246
Loews Corp.	982	42,658
Textron, Inc.	269	24,826

		841,730
Homebuilders - 0.16%
Centex Corp.	256	11,868
D.R. Horton, Inc.	594	15,070
KB Home	170	8,432
Lennar Corp., Class A	297	14,624
Pulte Homes, Inc.	454	13,420

		63,414
Hotels & Restaurants - 0.85%
Darden Restaurants, Inc.	316	12,943
Hilton Hotels Corp.	833	29,405
Marriott International, Inc., Class A	722	34,591
McDonald's Corp.	2,662	116,383
Starbucks Corp. *	1,626	50,243
Starwood Hotels & Resorts Worldwide, Inc.	456	30,005
Wendy's International, Inc.	206	6,610
Wyndham Worldwide Corp. *	425	14,960
Yum! Brands, Inc.	570	33,026

		328,166
Household Appliances - 0.07%
Black & Decker Corp.	146	12,304
Whirlpool Corp.	168	14,819

		27,123

The accompanying notes are an integral part of the financial statements. 154

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products - 0.17%
Fortune Brands, Inc.	325	$26,130
Newell Rubbermaid, Inc.	596	18,249
The Clorox Company	327	20,719

		65,098
Industrial Machinery - 0.75%
Caterpillar, Inc.	1,400	90,188
Cummins, Inc.	112	15,084
Deere & Company	497	53,885
Dover Corp.	439	20,980
Ingersoll-Rand Company, Class A	660	28,585
ITT Corp.	398	23,569
Pall Corp.	262	9,060
Parker-Hannifin Corp.	254	20,927
Terex Corp. *	219	14,419
W.W. Grainger, Inc.	157	12,112

		288,809
Insurance - 3.51%
ACE, Ltd.	701	39,368
Aetna, Inc.	1,122	49,671
AFLAC, Inc.	1,065	50,268
Allstate Corp.	1,344	80,721
Ambac Financial Group, Inc.	228	19,982
American International Group, Inc.	5,593	375,290
Aon Corp.	667	25,112
Chubb Corp.	886	45,230
CIGNA Corp.	222	31,635
Cincinnati Financial Corp.	371	16,035
Genworth Financial, Inc.	953	33,708
Hartford Financial Services Group, Inc.	682	64,490
Lincoln National Corp.	617	42,049
Marsh & McLennan Companies, Inc.	1,185	34,863
MBIA, Inc.	290	19,276
MetLife, Inc.	1,635	103,250
MGIC Investment Corp.	179	10,803
Principal Financial Group, Inc.	580	35,316
Progressive Corp.	1,639	37,582
Prudential Financial, Inc.	1,026	93,304
SAFECO Corp.	225	15,012
The Travelers Companies, Inc.	1,484	75,328
Torchmark Corp.	210	13,423
UnumProvident Corp.	738	15,801
XL Capital, Ltd., Class A	389	27,619

		1,355,136
International Oil - 4.18%
Anadarko Petroleum Corp.	989	39,787
Chevron Corp.	4,688	321,644
ConocoPhillips	3,541	231,652
Exxon Mobil Corp.	12,541	898,938
Hess Corp.	583	30,928
Murphy Oil Corp.	402	20,832
Nabors Industries, Ltd. *	643	19,264

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
International Oil (continued)
Noble Corp.	292	$20,504
Weatherford International, Ltd. *	731	29,350

		1,612,899
Internet Content - 0.54%
Google, Inc., Class A *	460	206,747

Internet Retail - 0.32%
Amazon.com, Inc. *	664	25,989
eBay, Inc. *	2,488	79,765
IAC/InterActiveCorp. *	479	18,777

		124,531
Internet Service Provider - 0.21%
Yahoo!, Inc. *	2,632	81,224

Internet Software - 0.12%
Symantec Corp. *	2,017	34,491
VeriSign, Inc. *	527	13,333

		47,824
Leisure Time - 0.78%
Brunswick Corp.	198	6,465
Carnival Corp.	957	44,424
Electronic Arts, Inc. *	662	33,378
Harrah's Entertainment, Inc.	400	33,796
International Game Technology	729	30,071
Walt Disney Company	4,447	152,354

		300,488
Life Sciences - 0.05%
PerkinElmer, Inc.	264	6,257
Waters Corp. *	217	11,774

		18,031
Liquor - 0.26%
Anheuser-Busch Companies, Inc.	1,654	81,178
Brown Forman Corp., Class B	169	11,069
Molson Coors Brewing Company, Class B	99	8,360

		100,607
Manufacturing - 1.34%
3M Company	1,583	117,269
Danaher Corp.	509	36,465
Eaton Corp.	320	25,923
Harley-Davidson, Inc.	557	36,706
Honeywell International, Inc.	1,757	81,595
Illinois Tool Works, Inc.	902	46,634
Rockwell Automation, Inc.	366	22,725
Snap-on, Inc.	124	6,212
Stanley Works	174	9,669
Tyco International, Ltd.	4,278	131,891

		515,089
Medical-Hospitals - 0.07%
Health Management Associates, Inc., Class A	518	10,339
Manor Care, Inc.	159	8,519

The accompanying notes are an integral part of the financial statements. 155

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Medical-Hospitals (continued)
Tenet Healthcare Corp. *	1,013	$6,919

		25,777
Mining - 0.32%
Freeport-McMoRan Copper &
Gold, Inc., Class B	424	24,342
Newmont Mining Corp.	967	43,583
Phelps Dodge Corp.	439	54,835

		122,760
Newspapers - 0.03%
Dow Jones & Company, Inc.	140	5,049
The New York Times Company, Class A	310	7,666

		12,715
Office Furnishings & Supplies - 0.11%
Avery Dennison Corp.	202	13,425
Office Depot, Inc. *	598	19,949
OfficeMax, Inc.	159	8,252

		41,626
Paper - 0.20%
International Paper Company	979	35,254
MeadWestvaco Corp.	389	11,845
Plum Creek Timber Company, Inc.	380	15,071
Temple-Inland, Inc.	230	13,754

		75,924
Petroleum Services - 1.15%
Baker Hughes, Inc.	690	44,926
BJ Services Company	630	16,878
ENSCO International, Inc.	324	16,236
Halliburton Company	2,163	66,793
Schlumberger, Ltd.	2,534	159,135
Smith International, Inc.	428	17,548
Transocean, Inc. *	628	48,155
Valero Energy Corp.	1,301	75,003

		444,674
Pharmaceuticals - 3.45%
Abbott Laboratories	3,302	180,355
Allergan, Inc.	331	36,976
AmerisourceBergen Corp.	412	21,700
Barr Pharmaceuticals, Inc. *	228	12,084
Bristol-Myers Squibb Company	4,231	111,656
Celgene Corp. *	800	42,640
Eli Lilly & Company	2,116	111,386
Forest Laboratories, Inc. *	682	35,300
Gilead Sciences, Inc. *	990	70,845
Hospira, Inc. *	336	12,859
King Pharmaceuticals, Inc. *	522	9,735
Merck & Company, Inc.	4,670	206,227
Mylan Laboratories, Inc.	456	9,654
Pfizer, Inc.	15,506	387,030
Schering-Plough Corp.	3,190	74,901

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc. *	219	$5,773

		1,329,121
Photography - 0.04%
Eastman Kodak Company	617	14,734

Publishing - 0.25%
Gannett Company, Inc.	503	30,814
McGraw-Hill Companies, Inc.	762	49,233
Meredith Corp.	83	4,853
Tribune Company	411	12,342

		97,242
Railroads & Equipment - 0.50%
Burlington Northern Santa Fe Corp.	772	61,135
CSX Corp.	936	35,259
Norfolk Southern Corp.	854	40,479
Union Pacific Corp.	581	57,304

		194,177
Real Estate - 0.81%
Apartment Investment & Management
Company, Class A, REIT	206	12,125
Archstone-Smith Trust, REIT	469	26,456
Avalon Bay Communities, Inc., REIT	170	23,385
Boston Properties, Inc., REIT	252	30,265
Equity Residential, REIT	628	31,896
Kimco Realty Corp., REIT	486	24,426
ProLogis, REIT	531	35,115
Public Storage, Inc., REIT	265	26,837
Realogy Corp. *	461	13,636
Simon Property Group, Inc., REIT	475	53,552
Vornado Realty Trust, REIT	277	35,235

		312,928
Retail Grocery - 0.27%
Safeway, Inc.	953	32,945
SUPERVALU, Inc.	443	16,374
The Kroger Company	1,542	39,583
Whole Foods Market, Inc.	308	14,713

		103,615
Retail Trade - 3.33%
Bed Bath & Beyond, Inc. *	609	24,293
Best Buy Company, Inc.	867	40,290
Big Lots, Inc. *	235	5,882
Circuit City Stores, Inc.	306	5,823
Costco Wholesale Corp.	985	55,052
CVS Corp.	1,773	55,690
Dillard's, Inc., Class A	131	4,375
Dollar General Corp.	672	11,343
Family Dollar Stores, Inc.	327	9,473
Federated Department Stores, Inc.	1,129	50,421
Gap, Inc.	1,134	21,761
Home Depot, Inc.	4,390	173,844
J.C. Penney Company, Inc.	484	39,257

The accompanying notes are an integral part of the financial statements. 156

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Kohl's Corp. *	703	$48,500
Limited Brands, Inc.	736	20,373
Lowe's Companies, Inc.	3,276	106,667
Nordstrom, Inc.	493	26,173
RadioShack Corp.	293	7,316
Sears Holdings Corp. *	178	32,085
Staples, Inc.	1,555	40,461
Target Corp.	1,848	113,707
The TJX Companies, Inc.	979	26,923
Tiffany & Company	290	12,627
Walgreen Company	2,157	96,439
Wal-Mart Stores, Inc.	5,289	255,459

		1,284,234
Sanitary Services - 0.16%
Allied Waste Industries, Inc. *	546	7,000
Ecolab, Inc.	383	16,201
Waste Management, Inc.	1,149	39,123

		62,324
Semiconductors - 1.74%
Advanced Micro Devices, Inc. *	1,181	17,786
Altera Corp. *	779	16,445
Analog Devices, Inc.	735	26,644
Applied Materials, Inc.	2,988	55,487
Broadcom Corp., Class A *	1,009	34,397
Intel Corp.	12,403	246,199
KLA-Tencor Corp.	428	22,145
Linear Technology Corp.	642	21,308
LSI Logic Corp. *	863	8,751
Maxim Integrated Products, Inc.	690	22,597
Micron Technology, Inc. *	1,623	19,249
National Semiconductor Corp.	621	15,910
Novellus Systems, Inc. *	267	8,597
NVIDIA Corp. *	766	23,746
PMC-Sierra, Inc. *	452	3,051
QLogic Corp. *	339	5,963
Teradyne, Inc. *	408	6,577
Texas Instruments, Inc.	3,190	98,762
Xilinx, Inc.	722	18,498

		672,112
Software - 2.12%
Adobe Systems, Inc. *	1,254	49,220
Autodesk, Inc. *	499	20,534
BMC Software, Inc. *	441	13,609
CA, Inc.	884	23,028
Citrix Systems, Inc. *	389	12,526
Compuware Corp. *	757	6,927
Intuit, Inc. *	751	22,162
Microsoft Corp.	18,608	524,187
Novell, Inc. *	729	4,826
Oracle Corp. *	8,605	141,380

		818,399

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Steel - 0.22%
Allegheny Technologies, Inc.	217	$22,232
Nucor Corp.	650	39,566
United States Steel Corp.	254	22,509

		84,307
Telecommunications Equipment &
Services - 0.73%
ADC Telecommunications, Inc. *	252	4,138
Avaya, Inc. *	976	11,985
Ciena Corp. *	181	5,696
Citizens Communications Company	692	10,428
Corning, Inc. *	3,365	69,420
Embarq Corp.	320	17,712
JDS Uniphase Corp. *	454	7,359
QUALCOMM, Inc.	3,556	143,236
Tellabs, Inc. *	951	9,967

		279,941
Telephone - 2.48%
ALLTEL Corp.	803	48,654
AT&T, Inc.	13,462	495,401
CenturyTel, Inc.	247	11,053
Qwest Communications International, Inc. *	3,460	30,725
Sprint Nextel Corp.	6,224	119,999
Verizon Communications, Inc.	6,281	235,098
Windstream Corp. *	1,025	15,426

		956,356
Tires & Rubber - 0.02%
Goodyear Tire & Rubber Company *	381	9,380

Tobacco - 1.10%
Altria Group, Inc.	4,509	380,019
Reynolds American, Inc.	368	22,466
UST, Inc.	346	20,089

		422,574
Toys, Amusements & Sporting Goods - 0.08%
Hasbro, Inc.	342	9,675
Mattel, Inc.	820	21,328

		31,003
Travel Services - 0.41%
American Express Company	2,592	147,407
Sabre Holdings Corp.	284	9,182

		156,589
Trucking & Freight - 0.63%
FedEx Corp.	660	75,359
Ryder Systems, Inc.	131	6,738
United Parcel Service, Inc., Class B	2,309	162,069

		244,166

TOTAL COMMON STOCKS (Cost $26,661,490)		$27,197,121

SHORT TERM INVESTMENTS - 28.40%
Federal Home Loan Bank Discount Notes
zero coupon due 03/30/2007	$700,000	$697,104

The accompanying notes are an integral part of the financial statements. 157

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 04/09/2007	$1,000,000	$994,437
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 03/30/2007 to
05/29/2007	4,700,000	4,645,731
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 03/06/2007	600,000	599,570
Federal National Mortgage Association
zero coupon due 04/03/2007	700,000	696,712
Federal National Mortgage Association Discount
Notes
zero coupon due 05/23/2007	1,000,000	988,115
Federal National Mortgage
Association Discount Notes
zero coupon due 03/21/2007 to
03/30/2007	980,000	976,453
Societe Generale North America, Inc.
5.33% due 03/01/2007	760,000	760,000
United States Treasury Bills
zero coupon due 03/22/2007 ****	100,000	99,721
1.00% due 04/12/2007 ****	500,000	497,076

TOTAL SHORT TERM INVESTMENTS
(Cost $10,954,919)		$10,954,919

Total Investments (Index 500 Fund)
(Cost $37,616,409) - 98.92%		$38,152,040
Other Assets in Excess of Liabilities - 1.08%		416,460

TOTAL NET ASSETS - 100.00%		$38,568,500

International Equity Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.48%
Argentina - 0.03%
Petrobras Energia Participaciones SA, ADR,
B Shares * (a)	2,810	$29,730
Siderar SA, Class A Shares, ADR	603	32,191
Telecom Argentina SA, ADR, B Shares * (a)	2,416	52,041

		113,962
Australia - 4.42%
ABC Learning Centres, Ltd.	7,100	38,327
AGL Energy, Ltd. *	8,602	108,823
Alinta, Ltd.	11,215	126,125
Alumina, Ltd.	25,521	135,751
Amcor, Ltd.	19,704	113,362
AMP, Ltd.	43,234	351,780
Ansell, Ltd.	3,841	35,315
APN News & Media, Ltd.	5,322	24,991
Aristocrat Leisure, Ltd.	8,405	111,438
Australia and New Zealand
Banking Group, Ltd.	42,051	972,369
Australian Stock Exchange, Ltd.	3,909	129,107

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Axa Asia Pacific Holdings, Ltd.	19,929	$117,173
Babcock & Brown, Ltd.	5,134	103,725
BHP Billiton, Ltd. (a)	79,918	1,711,124
Billabong International, Ltd.	3,737	50,579
Bluescope Steel, Ltd.	16,419	120,897
Boral, Ltd.	14,101	93,479
Brambles, Ltd., GDR *	15,637	162,864
Brambles, Ltd. *	20,206	211,452
Caltex Australia, Ltd.	3,106	54,737
Centro Properties Group, Ltd.	18,636	152,664
Centro Retail Group	1,950	2,832
CFS Gandel Retail Trust	29,032	54,989
CFS Retail Property Trust *	38	72
Challenger Financial Services Group, Ltd.	7,777	28,233
Coca-Cola Amatil, Ltd.	11,100	72,446
Cochlear, Ltd.	1,292	57,855
Coles Myer, Ltd.	26,257	318,290
Commonwealth Bank of Australia, Ltd.	29,379	1,158,368
Commonwealth Property Office Fund, Ltd.	28,338	30,863
Computershare, Ltd.	9,855	78,009
CSL, Ltd.	4,183	256,340
CSR, Ltd.	19,679	56,376
DB RREEF Trust	59,680	82,189
Downer EDI, Ltd.	6,793	39,350
Foster's Group, Ltd.	46,196	230,414
Futuris Corp., Ltd. (a)	11,207	18,574
General Property Trust, Ltd.	43,591	173,730
Goodman Fielder, Ltd.	23,651	42,184
Harvey Norman Holding, Ltd.	10,391	35,672
Iluka Resources, Ltd.	4,497	20,939
ING Industrial Fund	20,237	38,010
Investa Property Group, Ltd.	31,699	59,290
James Hardie Industries, Ltd.	10,713	80,489
John Fairfax Holdings, Ltd.	23,309	88,482
Leighton Holdings, Ltd.	3,421	83,965
Lend Lease Corp.	8,231	117,251
Lion Nathan, Ltd.	6,742	44,109
Macquarie Airports, Ltd.	15,310	44,704
Macquarie Bank, Ltd.	5,769	359,633
Macquarie Communications
Infrastructure Group, Ltd. (a)	6,759	31,685
Macquarie Goodman Group, Ltd. (a)	31,507	178,036
Macquarie Infrastructure Group, Ltd.	57,023	172,810
Macquarie Office Trust	41,584	52,509
Mayne Nickless, Ltd.	16,096	48,144
Mirvac Group, Ltd.	22,390	100,013
Multiplex Group, Ltd.	14,988	52,164
National Australia Bank, Ltd.	36,850	1,173,750
Newcrest Mining, Ltd.	7,718	137,353
NRMA Insurance Group, Ltd.	39,219	185,091
OneSteel, Ltd.	14,064	55,719
Orica, Ltd.	7,064	137,979
The accompanying notes are an integral part of the financial statements. 158

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Origin Energy, Ltd.	19,650	$137,399
Pacific Brands, Ltd.	9,240	21,366
Paladin Resources, Ltd. *	9,622	69,102
PaperlinX, Ltd. (a)	8,221	26,212
Perpetual Trust of Australia, Ltd. (a)	843	49,631
Publishing & Broadcasting, Ltd.	3,266	49,566
Qantas Airways, Ltd., ADR	21,543	87,559
QBE Insurance Group, Ltd.	18,538	468,166
Rinker Group, Ltd.	20,390	300,595
Rio Tinto, Ltd. (a)	6,600	393,779
Santos, Ltd.	13,567	100,218
Sonic Healthcare, Ltd.	6,353	70,494
Stockland Company, Ltd.	31,925	217,432
Suncorp-Metway, Ltd.	12,603	216,531
Sydney Roads Group	17,413	18,002
TABCORP Holdings, Ltd.	12,121	154,489
Tattersall's, Ltd.	24,837	90,166
Telstra Corp., Ltd. - Ins Recp	35,095	78,382
Telstra Corp., Ltd.	64,321	216,247
Toll Holdings, Ltd.	12,104	185,031
Transurban Group, Ltd. * (a)	20,076	119,624
Wesfarmers, Ltd.	8,516	244,974
Westfield Group, Ltd., New DRP *	767	13,165
Westfield Group	34,602	593,947
Westpac Banking Corp., Ltd.	42,178	847,484
Woodside Petroleum, Ltd.	10,466	307,759
Woolworths, Ltd.	27,245	584,848
WorleyParsons, Ltd.	3,104	67,121
Zinifex, Ltd.	10,616	140,083

		16,794,365
Austria - 0.49%
Andritz AG	217	45,793
BetandWin.com Interactive
Entertainment AG * (a)	440	14,437
Bohler Uddeholm AG	963	70,904
Erste Bank der Oesterreichischen
Sparkassen AG	4,345	322,844
Flughafen Wien AG	251	23,273
Immoeast Immobilien Anlagen AG *	6,542	96,940
Immofinanz Immobilien Anlage AG *	10,510	159,771
Mayr-Melnhof Karton AG	80	15,510
Meinl European Land, Ltd. *	6,340	171,537
Oesterreichische Elektrizitaets AG, Class A	1,815	76,387
OMV AG	3,872	216,133
Raiffeisen International Bank Holding AG	839	112,891
RHI AG * (a)	567	25,761
Telekom Austria AG	8,796	219,950
Voestalpine AG	2,049	126,872
Wiener Staedtische Allgemeine
Versicherung AG	745	51,896
Wienerberger Baustoffindustrie AG	1,658	102,003

		1,852,902

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium - 1.00%
Agfa Gevaert NV (a)	2,190	$48,794
Barco NV	262	24,060
Bekaert SA	272	32,640
Belgacom SA (a)	3,797	162,866
Cofinimmo SA	142	28,281
Colruyt SA	375	81,764
Compagnie Maritime Belge SA	338	18,031
Delhaize Group	1,787	148,856
Dexia	13,330	393,112
Euronav NV (a)	320	9,670
Fortis Group SA	27,151	1,168,188
Groupe Bruxelles Lambert SA	1,714	191,803
Interbrew	4,264	282,695
KBC Bancassurance Holding NV (a)	4,254	517,574
Mobistar SA	746	63,069
Omega Pharma SA	422	32,645
SA D'Ieteren Trading NV	67	25,042
Solvay SA (a)	1,479	210,414
Suez SA (a)	1,695	81,697
UCB SA	2,630	169,875
Union Miniere SA	556	95,167

		3,786,243
Bermuda - 0.24%
Brilliance China Automotive Holdings, Ltd. *	63,709	15,659
Central European Media Enterprises, Ltd. *	542	43,959
Cheung Kong Infrastructure Holdings, Ltd.	11,000	38,584
Cosco Pacific, Ltd.	24,855	66,500
Credicorp, Ltd., ADR (a)	967	46,310
Esprit Holdings, Ltd.	23,500	244,881
Frontline, Ltd. (a)	1,200	41,963
Giordano International, Ltd.	28,000	13,047
Johnson Electronic Holdings, Ltd.	33,000	23,953
Li & Fung, Ltd.	51,600	163,819
Noble Group, Ltd. (a)	23,000	20,469
Orient Overseas International, Ltd.	5,000	40,837
SeaDrill, Ltd., GDR *	4,938	76,317
Sinochem Hong Kong Holding, Ltd., GDR	42,000	22,259
Texwinca Holdings, Ltd.	12,000	8,526
TPV Technology, Ltd.	25,211	15,040
Yue Yuen Industrial Holdings, Ltd.	14,500	49,840

		931,963
Brazil - 0.96%
All America Latina Logistica SA	7,800	89,569
Aracruz Celulose SA, ADR (a)	845	45,343
Banco Nossa Caixa SA	732	13,791
Brasil Telecom Participacoes SA, ADR	905	36,652
Brasil Telecom Participacoes SA *	1,400,000	24,012
Centrais Eletricas Brasileiras SA, ADR,
B Shares (a)	2,071	21,844
Centrais Eletricas Brasileiras SA, ADR (a)	3,447	36,683
Centrais Eletricas Brasileiras SA	900,000	19,099

The accompanying notes are an integral part of the financial statements. 159

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Cia Brasileira De Distribuicao Grupo Pao de
Acucar, ADR (a)	436	$13,058
Cia de Bebidas das Americas, ADR (a)	900	41,382
Cia de Concessoes Rodoviarias, ADR	3,400	43,773
Cia de Saneamento Basico do Estado
de Sao Paulo *	310,000	41,447
Cia Energetica De Minas Gerais, ADR (a)	1,976	95,144
Cia Vale do Rio Doce	6,000	205,169
Companhia Siderurgica Nacional SA, ADR (a)	2,542	89,021
Companhia Siderurgica Nacional SA	400	13,978
Companhia Vale Do Rio Doce, SADR	13,682	404,303
Companhia Vale do Rio Doce, SADR	9,634	328,712
Cosan SA Industria e Comercio *	1,192	22,047
Cyrela Brazil Realty SA	4,000	37,161
Diagnosticos da America SA *	800	17,392
EDP- Energias do Brasil SA	1,100	17,326
Empresa Brasileira de Aeronautica SA *	4,200	47,298
Empresa Brasileira de Aeronautica SA, ADR	1,575	71,426
Gafisa SA	1,380	20,096
Gerdau SA, SADR (a)	6,241	107,033
Gerdau SA	1,308	18,789
Lojas Renner SA	2,900	40,878
Natura Cosmeticos SA	2,400	30,480
Perdigao SA	2,100	25,353
Petroleo Brasileiro SA, ADR	4,276	386,550
Petroleo Brasileiro SA, SADR *	5,916	482,627
Petroleo Brasileiro SA	9,500	214,372
Souza Cruz SA	1,700	30,865
Submarino SA *	2,221	73,213
Tele Norte Leste Participacoes SA, ADR (a)	5,457	70,777
Tele Norte Leste Participacoes SA	1,400	35,982
Tractebel Energia SA	3,100	25,218
Unibanco - Uniao de Bancos Brasileiros SA *	7,900	67,432
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	1,717	146,769
Usinas Siderurgicas de Minas Gerais SA,
ADR * (a)	1,567	65,526
Vivo Participacoes SA, ADR * (a)	3,208	11,870
Votorantim Celulose e Papel SA, SADR * (a)	1,189	21,319

		3,650,779
Canada - 5.65%
Aber Diamond Corp.	1,400	50,011
Abitibi-Consolidated, Inc.	7,100	19,598
ACE Aviation Holdings, Inc. *	1,900	58,779
Agnico-Eagle Mines, Ltd.	2,700	106,232
Agrium, Inc.	3,000	115,088
Alcan Aluminum, Ltd.	8,600	446,996
Algoma Steel, Inc. *	800	34,423
Alimentation Couche Tard, Inc., ADR	3,400	71,914
Angiotech Pharmaceuticals, Inc. *	1,700	11,259
ARC Energy Trust, ADR	2,000	36,747
Astral Media. Inc.	1,200	42,046

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Bank Nova Scotia Halifax	22,600	$982,298
Bank of Montreal	11,500	695,415
Barrick Gold Corp.	19,608	585,148
BCE, Inc.	6,173	161,955
Biovail Corp.	3,200	66,262
Bombardier, Inc. *	32,100	125,092
Brookfield Asset Management, Inc.	8,050	431,617
Brookfield Properties Corp.	3,300	148,114
CAE, Inc.	6,000	62,402
Cameco Corp.	7,900	291,992
Canadian Imperial Bank of Commerce	7,600	653,776
Canadian National Railway Company	12,000	524,035
Canadian Natural Resources, Ltd.	12,200	612,320
Canadian Oil Sands Trust, ADR	5,400	125,984
Canadian Pacific Railway, Ltd.	3,600	192,129
Canadian Tire Corp., Ltd.	1,800	110,217
Canetic Resources Trust	4,600	58,810
Canfor Corp. *	1,800	17,705
Canfor Pulp Income Fund	448	5,666
Celestica, Inc. *	3,800	23,869
CGI Group, Inc. *	7,000	59,104
CI Financial Income Fund	1,500	34,034
Cognos, Inc. *	2,100	79,485
Cott Corp. *	1,900	26,597
Domtar Corp. *	3,900	32,529
Duvernay Oil Corp, ADR *	1,000	27,424
Eldorado Gold Corp. *	7,900	47,124
Enbridge, Inc.	8,000	253,711
EnCana Corp.	18,800	913,370
Enerplus Resources Fund	2,900	125,304
Ensign Energy Services, Inc., ADR	2,600	41,972
Fairfax Financial Holdings, Ltd.	400	77,159
Finning International, Inc.	2,000	89,134
First Calgary Petroleums, Ltd., ADR *	4,400	23,313
First Quantum Minerals, Ltd., ADR	1,500	87,104
Fortis, Inc.	2,700	60,685
Four Seasons Hotels, Inc.	600	48,460
George Weston, Ltd.	1,100	66,744
Gildan Activewear, Inc. *	1,400	72,456
Goldcorp, Inc.	15,953	427,813
Great-West Lifeco, Inc.	5,900	182,524
Harvest Energy Trust	2,900	68,129
Husky Energy, Inc.	2,900	188,104
IGM Financial, Inc.	2,600	112,541
Imperial Oil, Ltd.	7,600	271,162
Ipsco, Inc.	1,100	119,668
Ivanhoe Mines, Ltd. *	5,800	58,736
Jean Coutu Group, Inc.	2,800	35,438
Kinross Gold Corp. *	12,859	180,655
Loblaw Companies, Ltd.	2,400	94,860
Magna International, Inc.	2,400	176,039
Manulife Financial Corp.	35,800	1,199,911

The accompanying notes are an integral part of the financial statements. 160

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
MDS, Inc.	3,400	$63,342
Meridian Gold, Inc. *	2,100	57,572
Methanex Corp.	2,600	65,547
MI Developments, Inc., Class A	1,200	44,097
National Bank of Canada	3,600	200,897
Nexen, Inc.	5,900	338,072
Niko Resources, Ltd.	800	57,223
Nortel Networks Corp. *	9,760	292,429
Nova Chemicals Corp.	2,000	63,069
Novelis, Inc.	1,800	78,451
Onex Corp.	2,300	58,652
Open Text Corp. *	1,300	28,474
OPTI Canada, Inc. *	4,000	67,137
Pan American Silver Corp *	1,400	42,019
Penn West Energy Trust	5,380	161,517
Petro-Canada	11,500	425,052
Potash Corp. of Saskatchewan, Inc.	2,400	377,654
Power Corp. Of Canada	7,700	254,331
Power Financial Corp.	5,500	188,386
Precision Drilling Trust, ADR	1,200	28,130
PrimeWest Energy Trust	1,600	31,312
Provident Energy Trust	3,800	41,405
QLT, Inc. *	1,355	11,360
Quebecor World, Inc.	1,600	21,194
Research In Motion, Ltd. *	3,800	532,776
Ritchie Bros. Auctioneers, Inc.	700	40,015
Rogers Communications, Inc., Class B	10,100	329,546
RONA, Inc. *	2,900	58,116
Royal Bank of Canada	29,500	1,363,633
Saputo, Inc.	900	32,304
Shaw Communications, Inc.	4,000	137,350
Shell Canada, Ltd.	4,600	175,407
Shoppers Drug Mart Corp.	4,500	196,359
SNC-Lavalin Group, Inc.	3,400	104,428
Sun Life Financial, Inc.	13,100	564,795
Suncor Energy, Inc.	10,400	737,150
Talisman Energy, Inc.	25,200	434,375
Teck Cominco, Ltd.	4,900	345,385
Telus Corp. - Non Voting Shares	3,600	170,070
Telus Corp.	1,400	67,419
Thomson Corp.	5,000	201,470
TransAlta Corp.	4,700	97,121
Trans-Canada Corp.	11,200	357,014
Trican Well Service, Ltd.	2,300	45,798
TSX Group, Inc.	1,600	66,795
UTS Energy Corp., ADR *	8,500	28,838
Western Oil Sands, Inc. *	3,400	92,834
Yamana Gold, Inc.	7,300	107,864
Yellow Pages Income Fund	5,800	66,815

		21,500,187

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cayman Islands - 0.09%
Agile Property Holdings, Ltd.	39,211	$30,921
ASM Pacific Technology, Ltd.	3,500	20,431
Foxconn International Holdings, Ltd. *	48,000	126,582
Hutchison Telecommunications
International, Ltd. *	31,000	64,686
Kingboard Chemical Holdings, Ltd.	12,000	50,233
Shimao Property Holdings, Ltd., GDR *	18,000	28,896
Xinao Gas Holdings, Ltd., GDR	12,000	11,706

		333,455
Chile - 0.23%
Banco Santander Chile SA, ADR	2,667	126,949
Cia Cervecerias Unidas SA, ADR	457	13,504
Compania de Telecomunicaciones de Chile
SA, ADR (a)	7,734	65,739
Distribucion y Servicio D&S SA, ADR (a)	966	18,547
Embotelladora Andina SA, ADR, Series A	915	14,966
Embotelladora Andina SA, ADR, Series B	1,006	19,185
Empresa Nacional de Electricidad SA, ADR	6,419	249,057
Enersis SA, ADR	15,435	241,558
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares (a)	717	97,856
Vina Concha Y Toro SA, ADR (a)	911	28,988

		876,349
China - 0.95%
Air China, Ltd., Class H	58,066	43,411
Aluminum Corp. of China, Ltd.	72,780	69,598
Angang New Steel Company, Ltd. Class H	20,141	31,353
Bank of China, Ltd., H Shares *	532,500	254,949
Bank of Communications Company, Ltd.,
Class H	131,879	132,866
Beijing Capital International Airport Company,
Ltd., Class H	31,211	28,728
Beijing Datang Power Generation
Company , Ltd., Class H	31,568	31,925
BYD Company, Ltd., H Shares *	3,946	16,064
Chaoda Modern Agriculture Holdings, Ltd.	37,925	27,479
China Construction Bank	576,118	323,034
China Life Insurance Company, Ltd.	164,376	441,896
China Mengniu Dairy Company, Ltd.	21,498	58,895
China Overseas Land & Investment, Ltd.	78,921	79,714
China Petroleum & Chemical Corp., Class H	390,030	312,561
China Shipping Container Lines Company, Ltd.	53,888	20,213
China Shipping Development Company, Ltd.,
Class H	29,568	40,804
China Telecom Corp., Ltd.	316,396	146,623
China Travel International Investment
Hong Kong, Ltd.	69,709	30,609
COSCO Holdings	37,460	33,089
Dongfeng Motor Group Company, Ltd. *	52,780	31,013
Guangdong Investment, Ltd.	52,780	27,702
Guangshen Railway Company, Ltd., Class H	33,211	20,875

The accompanying notes are an integral part of the financial statements. 161

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Guangzhou R&F Properties Company, Ltd. -
H Shares	23,600	$43,203
Huadian Power International Corp., Ltd.,
Class H	35,211	12,351
Huaneng Power International, Inc., Class H	70,564	60,613
Hunan Non-Ferrous Metal Corp., Ltd *	34,000	22,851
Industrial & Commercial Bank of China *	677,000	373,533
Jiangsu Expressway, Ltd.	28,855	21,535
Jiangxi Copper Company, Ltd., Class H	29,925	34,095
Lenovo Group, Ltd.	74,564	28,636
Maanshan Iron & Steel Company, Ltd.,Class H	41,925	27,050
PetroChina Company, Ltd., Class H	441,739	517,993
PICC Property & Casualty Company, Ltd.,
Class H *	54,780	31,347
Qingling Motors Co.	855	171
Shanghai Electric Group Company, Ltd.	63,136	29,177
Shanghai Forte Land Company	25,211	10,683
Shenzhen Expressway Company, Ltd.	18,141	13,493
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	50,066	25,316
Sinopec Yizheng Chemical Fibre
Company, Ltd. *	21,925	5,473
Sinotrans, Ltd., Class H	35,390	13,727
Solomon Systech International, Ltd.	34,000	6,703
Tsingtao Brewery Company, Ltd., Series H	7,070	12,037
Weichai Power Company, Ltd.	2,357	10,153
Yanzhou Coal Mining Company, Ltd., Class H	43,210	39,606
Zhejiang Expressway Company, Ltd., Class H	32,282	24,176
Zijin Mining Group, Ltd.	70,149	46,966
ZTE Corp., Class H	3,757	18,276

		3,632,565
Colombia - 0.02%
BanColombia SA, ADR (a)	3,207	81,778

Czech Republic - 0.08%
CEZ AS	4,171	166,996
Komercni Banka AS	306	50,009
Philip Morris CR AS	14	7,080
Telefonica Czech Republic A.S.	2,268	58,625
Unipetrol AS *	1,460	15,239
Zentiva NV	460	25,849

		323,798
Denmark - 0.63%
A P Moller- Maersk A/S (a)	24	247,568
AS Det Ostasiatiske Kompagni	375	16,512
Bang & Olufsen A/S - B Series (a)	225	27,164
Carlsberg AS, B Shares	700	72,332
Codan AS	300	24,927
Coloplast AS (a)	596	49,839
Dampskibsselskabet Torm AS (a)	300	19,707
Danisco AS (a)	1,100	87,884
Danske Bank AS	10,700	494,878
DSV AS (a)	400	69,100

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
FLS Industries AS, B Shares	900	$58,163
GN Store Nord AS (a)	4,500	65,114
H. Lundbeck AS	1,300	34,852
Jyske Bank *	1,335	102,867
NKT Holdings A/S	400	32,526
Novo Nordisk AS (a)	5,350	460,683
Novozymes AS, B Shares	1,050	90,601
Sydbank AS	1,320	69,136
Topdanmark AS *	400	71,302
TrygVesta AS (a)	544	42,594
Vestas Wind Systems AS *	4,200	196,115
William Demant Holdings AS * (a)	700	57,356

		2,391,220
Egypt - 0.12%
Alexandria Mineral Oils Company	384	5,065
Commercial International Bank *	3,695	35,685
Credit Agricole Egypt	1,277	3,778
Eastern Tobacco	251	16,263
Egyptian Company for Mobile Services	780	22,051
Egyptian Financial & Industrial Company	116	1,534
Egyptian Financial Group-Hermes Holding *	3,889	24,993
Egyptian International Pharmaceutical
Industries Company	723	3,183
Egyptian Media Production City *	1,342	2,498
EL Ezz Aldekhela Steel Alexandria	61	10,293
El Ezz Steel Company *	671	6,126
El Watany Bank of Egypt *	1,337	8,421
Medinet Nasr Housing	143	3,518
Misr Beni Suef Cement Company	290	5,196
Olympic Group Financial Investments	803	7,543
Orascom Construction Industries	1,801	91,075
Orascom Hotels & Development *	1,926	15,557
Orascom Telecom Holding SAE	2,207	158,501
Oriental Weavers	357	4,388
Sidi Kerir Petrochemcials Company	2,925	9,861
Telecom Egypt	7,610	20,378

		455,907
Finland - 1.16%
Amer Sport Oyj (a)	1,550	34,083
Cargotec Corp. Oyj, B Shares	870	51,337
Elisa Oyj, A Shares	3,450	101,880
Fortum Corp. Oyj	10,200	281,508
KCI Konecranes Oyj	1,350	42,135
Kesko Oyj	1,500	79,105
Kone Corp. Oyj (a)	1,711	97,929
Metra Oyj, B Shares (a)	1,500	89,703
Metso Oyj	2,900	143,920
Neste Oil Oyj	2,879	92,484
Nokia AB Oyj	93,800	2,046,444
Nokian Renkaat Oyj (a)	2,360	57,640
OKO Bank - A (a)	2,000	34,320

The accompanying notes are an integral part of the financial statements. 162

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Orion Oyj, Series B * (a)	2,000	$44,031
Outokumpu Oyj (a)	2,400	89,417
Rautaruukki Oyj	2,000	91,555
Sampo Oyj, A Shares	9,700	270,789
SanomaWSOY Oyj	1,320	37,758
Stora Enso Oyj, R Shares	13,400	221,079
TietoEnator Oyj (a)	1,660	46,671
UPM-Kymmene Oyj	12,000	312,769
Uponor Oyj	1,200	42,025
YIT Oyj (a)	2,822	92,035

		4,400,617
France - 7.41%
Accor SA	4,619	407,798
Air France KLM	2,755	119,556
Alcatel-Lucent	52,239	666,958
Alstom RGPT *	2,513	303,723
Atos Origin SA *	1,390	75,254
AXA Group SA	37,811	1,608,832
BNP Paribas SA	18,981	1,982,406
Bouygues SA	4,556	317,666
Business Objects SA *	2,146	78,335
Cap Gemini SA	3,118	218,021
Carrefour SA	13,545	904,638
Casino Guich-Perrachon SA	953	82,083
CNP Assurances SA	1,051	117,833
Compagnie de Saint-Gobain SA	7,145	665,505
Compagnie Generale des Etablissements
Michelin, Class B	3,297	342,948
Credit Agricole SA	14,711	587,016
Dassault Systemes SA	1,400	71,683
Essilor International SA	2,243	255,926
European Aeronautic Defence &
Space Company	7,385	253,160
France Telecom SA	38,454	1,044,496
Gaz de France	4,465	196,776
Gecina SA	319	58,665
Groupe Danone SA (a)	5,360	849,071
Hermes International SA	1,493	195,062
Imerys SA	610	54,412
Klepierre SA	445	87,725
Lafarge SA	3,352	501,362
Lagardere S.C.A.	2,747	211,124
L'Air Liquide SA	2,748	629,965
L'Oreal SA	6,515	682,075
LVMH Moet Hennessy SA	5,476	606,626
M6-Metropole Television	1,462	51,897
Neopost SA	752	96,966
PagesJaunes Groupe SA	2,409	50,040
Pernod-Ricard SA	2,028	418,544
Peugeot SA	3,446	232,475
Pinault-Printemps-Redoute SA	1,458	219,328
Publicis Groupe SA	3,212	143,978

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Renault Regie Nationale SA	4,206	$500,216
Safran SA (a)	3,386	77,681
Sanofi-Aventis	23,055	1,960,118
Schneider Electric SA	5,063	614,932
SCOR	24,797	63,319
Societe BIC SA	609	41,624
Societe Des Autoroutes Paris-Rhin-Rhone	436	36,630
Societe Generale	8,363	1,408,975
Societe Television Francaise 1	2,677	90,210
Sodexho Alliance	2,137	147,447
STMicroelectronics NV	15,253	296,048
Suez SA Strip VVPR *	1,452	19
Suez SA	21,413	1,037,462
Technip SA	2,428	163,220
Thales SA	1,884	97,063
Thomson SA *	5,367	100,974
Total SA (a)	49,407	3,335,073
Unibail	1,011	292,320
Valeo SA	1,584	77,982
Vallourec SA	896	222,071
Veolia Environnement SA	6,446	454,733
Vinci SA	4,839	670,123
Vivendi Universal SA	25,884	1,022,238
Zodiac SA	1,000	68,005

		28,168,411
Germany - 5.60%
Adidas-Salomon AG	4,647	228,222
Allianz AG	9,806	2,111,881
Altana AG (a)	1,539	93,155
BASF AG	11,134	1,132,065
Bayer AG	16,554	952,070
Beiersdorf AG (a)	1,179	76,434
Bilfinger Berger AG	835	69,301
Celesio AG	1,985	112,640
Commerzbank AG	14,272	589,136
Continental AG	2,931	365,721
DaimlerChrysler AG	20,855	1,418,516
Deutsche Bank AG	11,818	1,551,854
Deutsche Boerse AG	2,310	462,594
Deutsche Lufthansa AG	5,009	135,592
Deutsche Post AG, GDR	1,460	46,478
Deutsche Post AG	16,289	519,814
Deutsche Postbank AG	1,791	150,587
Deutsche Telekom AG	64,578	1,158,566
Douglas Holding AG	661	38,305
E.ON AG	14,164	1,857,853
Fresenius Medical Care AG	1,459	206,545
Heidelberger Druckmaschinen AG	1,353	57,999
Hochtief AG	949	82,642
Hypo Real Estate Holding AG	3,040	192,577
Infineon Technologies AG *	16,847	258,557

The accompanying notes are an integral part of the financial statements. 163

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
IVG Immobilien AG	1,868	$83,338
KarstadtQuelle AG * (a)	1,238	43,012
Linde AG	2,464	251,052
MAN AG (a)	2,869	308,335
Merck & Company AG	1,340	166,800
Metro AG	3,700	255,926
MLP AG (a)	1,068	25,689
Muenchener Rueckversicherungs-
Gesellschaft AG	4,664	743,138
Premiere AG * (a)	1,468	30,979
ProSieben Sat.1 Media AG	1,970	66,802
Puma AG	272	96,625
Qiagen AG * (a)	2,757	44,939
Rheinmetall AG	788	63,440
RWE AG	10,138	1,034,149
Salzgitter AG	883	109,080
SAP AG	20,222	931,332
Siemens AG	19,250	2,031,131
Solarworld AG (a)	804	58,059
Suedzucker AG	1,309	27,658
Thyssen Krupp AG (a)	8,057	394,946
TUI AG (a)	4,948	115,414
Volkswagen AG (a)	3,900	491,945
Wincor Nixdorf AG	312	50,934

		21,293,827
Greece - 0.50%
Alpha Bank SA	8,274	255,063
Athens Stock Exchange SA (ASE) *	930	20,450
Bank of Piraeus SA	4,881	167,903
Coca Cola Hellenic Bottling Company SA	2,460	95,167
Cosmote Mobile Communications SA	2,280	66,364
EFG Eurobank Ergas SA	5,214	193,431
Folli-Follie SA	340	12,640
Greek Organization of Football Prognostics	5,060	178,747
Hellenic Petroleum SA	2,460	33,458
Hellenic Technodomiki Tev SA	2,430	33,758
Hellenic Telecommunications Organization SA *	7,230	196,096
Intracom SA *	1,750	10,419
Motor Oil Hellas Corinth Refineries SA	910	23,598
National Bank Of Greece SA	8,597	444,734
Public Power Corp.	2,380	61,529
Techniki Olympiaki SA	1,630	4,917
Titan Cement Company SA	1,310	74,909
Viohalco SA	2,250	30,185

		1,903,368
Hong Kong - 1.75%
Anhui Conch Cement Company, Ltd., Series H	11,070	31,248
Bank of East Asia, Ltd.	33,384	191,461
Beijing Enterprises Holdings, Ltd.	6,714	16,227
BOC Hong Kong Holdings, Ltd.	84,500	204,447
Cathay Pacific Airways, Ltd.	23,000	57,356

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Cheung Kong Holdings, Ltd.	34,000	$416,755
China Agri-Industries Holdings, Ltd. *	15,784	7,052
China Communications
Construction Company , Ltd. *	97,000	119,953
China Eastern Airlines Corp., Ltd. *	42,639	12,773
China Everbright, Ltd. *	17,784	16,415
China Merchants Holdings International
Company, Ltd.	23,323	90,915
China Mobile, Ltd.	115,470	1,073,170
China Pharmaceutical Group, Ltd. *	498	87
China Resource Power Holdings, Ltd.	25,211	35,501
China Resources Enterprises, Ltd.	26,855	79,243
China Resources Land, Ltd.	27,211	27,867
China Southern Airlines Company, Ltd. *	30,855	13,983
Citic Pacific, Ltd.	25,033	83,640
CLP Holdings, Ltd.	41,500	304,946
CNOOC, Ltd.	353,720	285,727
COFCO International, Ltd.	15,784	13,174
Denway Motors, Ltd.	117,559	46,653
FU JI Food & Catering Services Holdings, Ltd.	4,000	12,213
Global Bio-Chem Technology Group Company	32,855	9,043
Gome Electrical Appliances Holdings, Ltd.	25,427	28,221
Guangzhou Investment Company, Ltd.	75,493	17,106
Hang Lung Properties, Ltd.	51,000	134,820
Hang Seng Bank, Ltd.	17,500	238,365
Henderson Land Development Company, Ltd.	20,000	113,422
Hong Kong & China Gas Company, Ltd.	82,000	179,503
Hong Kong Electric Holdings, Ltd.	32,000	160,992
Hong Kong Exchange & Clearing, Ltd.	24,000	247,326
Hopewell Holdings, Ltd.	15,000	57,607
Hopson Development Holdings, Ltd., GDR	16,000	37,073
Hutchison Whampoa, Ltd.	49,000	464,812
Hysan Development Company, Ltd.	13,258	35,812
Kerry Properties, Ltd.	10,684	53,067
Li Ning Company, Ltd.	14,249	26,814
Link, REIT *	47,554	110,917
Melco International Development	16,000	30,929
MTR Corp, Ltd.	32,008	84,614
New World Development Company, Ltd.	58,711	129,424
Nine Dragons Paper Holdings, Ltd.	24,600	50,954
PCCW, Ltd.	82,000	48,392
Ping An Insurance Group Company of China,
Ltd.	32,855	148,891
Semiconductor Manufacturing
International Corp. *	287,912	38,332
Shanghai Industrial Holdings, Ltd.	10,070	23,591
Shangri-La Asia, Ltd.	28,000	72,406
Shenzhen Investment, Ltd.	27,568	12,352
Shun Tak Holdings, Ltd.	24,000	35,578
Sino Land Company, Ltd.	28,997	66,743
Sun Hung Kai Properties, Ltd.	31,000	367,680
Swire Pacific, Ltd., Class A	21,500	243,031

The accompanying notes are an integral part of the financial statements. 164

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
TCL Multimedia Technology Holdings, Ltd. *	21,925	$1,656
Techtronic Industries Company, Ltd.	21,500	29,450
Television Broadcasting Company, Ltd.	6,000	39,134
Travelsky Technology, Ltd.	7,714	14,121
Weiqiao Textile Company, Ltd.	8,249	11,616
Wharf Holdings, Ltd.	28,000	99,289
Wing Hang Bank, Ltd.	4,000	45,061

		6,648,950
Hungary - 0.15%
Gedeon Richter Rt.	346	67,325
Magyar Telekom Rt.	11,601	56,765
MOL Magyar Olaj - es Gazipari Rt.	1,751	188,120
OTP Bank Rt.	6,230	266,372

		578,582
India - 0.94%
Bajaj Auto, Ltd., ADR	987	58,233
Dr Reddy's Laboratories, Ltd., ADR (a)	4,902	73,530
Grasim Industries, Ltd., ADR	1,633	83,283
Hindalco Industries, Ltd., ADR	2,729	8,869
ICICI Bank, Ltd., SADR (a)	12,679	485,986
Infosys Technologies, Ltd., ADR (a)	16,800	911,568
Larsen & Toubro, Ltd., ADR	1,116	37,553
Mahindra & Mahindra, Ltd., ADR	800	14,808
Ranbaxy Laboratories, Ltd., ADR	7,077	53,219
Reliance Capital, Ltd. *	895	12,603
Reliance Communication, Ltd., ADR *	17,912	164,880
Reliance Energy, Ltd., ADR	447	14,528
Reliance Industries, Ltd., ADR	16,316	1,008,329
Reliance Natural Resources, Ltd., ADR *	8,956	9,487
Satyam Computer Services, Ltd., ADR (a)	11,944	257,513
State Bank of India, Ltd., ADR (a)	1,099	64,291
Tata Motors, Ltd., ADR (a)	8,319	153,985
Videsh Sanchar Nigam, Ltd., ADR (a)	1,187	20,013
Wipro, Ltd., ADR (a)	9,636	152,634

		3,585,312
Indonesia - 0.20%
Aneka Tambang Tbk PT	14,000	13,952
Astra Agro Lestari Tbk PT	8,500	11,682
Astra International Tbk PT	42,000	64,622
Bank Central Asia Tbk PT	126,500	68,227
Bank Danamon Indonesia Tbk PT	35,500	22,354
Bank Internasional Indonesia Tbk PT	402,500	8,595
Bank Mandiri Tbk PT	125,500	31,954
Bank Pan Indonesia Tbk PT *	128,750	8,037
Bank Rakyat Indonesia Tbk PT	112,000	58,260
Berlian Laju Tanker Tbk PT	48,500	9,295
Bumi Resources Tbk PT	343,500	45,517
Energi Mega Persada Tbk PT *	91,500	7,014
Gudang Garam Tbk PT	12,000	14,258
Indocement Tunggal Prakarsa Tbk PT	19,500	12,279
Indofood Sukses Makmur Tbk PT	90,000	15,375

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
International Nickel Indonesia Tbk PT	4,000	$16,996
Kalbe Farma Tbk PT *	96,000	12,826
Perusahaan Gas Negara Tbk PT	37,500	36,755
PT Indonesian Satellite Corp.	50,500	32,629
PT Telekomunikiasi Indonesia, ADR	4,500	181,980
Ramayana Lestari Sentosa Tbk PT	53,000	4,469
Semen Gresik Persero Tbk PT	3,000	12,681
Telekomunikasi Indonesia Tbk PT	23,500	22,904
Unilever Indonesia Tbk PT	32,000	19,624
United Tractors Tbk PT	27,000	20,550

		752,835
Ireland - 0.77%
Allied Irish Banks PLC	19,634	577,983
Bank of Ireland - London	12	271
Bank of Ireland	22,093	504,220
C&C Group PLC	6,836	94,966
CRH PLC	12,176	508,254
DCC PLC	1,834	61,875
Depfa Bank PLC	8,099	135,978
Elan Corp. *	9,693	124,781
Experian Group, Ltd.	22,535	263,213
Fyffes PLC	5,978	9,095
Grafton Group PLC *	4,878	76,930
Greencore Group PLC - Dublin	2,994	18,222
Iaws Group PLC, ADR	2,424	56,348
Independent News & Media PLC	12,910	56,366
Irish Life & Permanent PLC	6,111	173,184
Kerry Group PLC	2,961	78,351
Kingspan Group PLC	2,757	75,142
Paddy Power PLC	1,051	23,847
Ryanair Holdings PLC, SADR * (a)	1,496	67,096
Total Produce PLC *	5,978	6,169

		2,912,291
Israel - 0.35%
Africa-Israel Investments, Ltd.	239	21,168
Aladdin Knowledge Systems, ADR *	298	5,260
Alvarion, Ltd., ADR * (a)	1,224	9,523
Audio Codes, Ltd., ADR * (a)	664	6,474
Bank Hapoalim, Ltd.	21,303	98,531
Bank Leumi Le-Israel	19,195	68,840
Bezek Israeli Telecommunications Corp., Ltd.	23,761	36,960
Check Point Software Technologies, Ltd., ADR *	4,417	99,736
(a)
Clal Industries & Investments, Ltd.	1,492	8,621
Clal Insurance Enterprise Holdings, Ltd.	432	10,954
Discount Investment Corp.	438	13,287
ECI Telecom, Ltd., ADR * (a)	1,069	8,573
Elbit Systems, Ltd.	417	14,282
Given Imaging Corp., ADR * (a)	288	6,183
Harel Insurance Investments, Ltd.	176	9,464
ICL Israel Chemicals, Ltd.	11,470	70,463

The accompanying notes are an integral part of the financial statements. 165

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
IDB Development Corp., Ltd.	409	$14,028
Israel Corp., Ltd.	52	27,357
Israel Discount Bank, Ltd. *	10,139	23,048
Koor Industries, Ltd. *	225	12,086
Makhteshim-Agam Industries, Ltd.	7,111	42,555
Migdal Insurance Holdings, Ltd.	6,198	9,028
Nice Systems, Ltd. *	1,101	37,736
Orbotech, Ltd. *	720	16,092
Partner Communications, Ltd.	1,398	19,050
RADWARE, Ltd. ADR * (a)	413	5,832
Retalix, Ltd. *	389	7,828
Strauss-Elite, Ltd.	629	6,955
Super-Sol, Ltd. *	2,031	7,852
Syneron Medical, Ltd., ADR * (a)	327	8,734
Tadiran Communications Industries, Ltd.	175	6,949
Teva Pharmaceutical Industries, Ltd.	15,911	568,735
United Mizrahi Bank, Ltd.	2,438	17,366

		1,319,550
Italy - 2.99%
Alleanza Assicuraz SpA (a)	9,739	125,244
Assicurazioni Generali SpA (a)	22,256	956,400
Autogrill SpA (a)	2,441	44,116
Autostrade SpA	6,664	201,023
Banca Intesa SpA - Non convertible (a)	21,464	152,781
Banca Intesa SpA	165,109	1,202,554
Banca Monte dei Paschi Siena SpA (a)	25,191	162,645
Banca Popolare di Milano SpA (a)	9,821	152,416
Banche Popolari Unite SpA (a)	8,000	227,565
Banco Popolare Di Verona e Novara SpA (a)	8,567	259,562
Benetton Group SpA (a)	1,203	19,784
Bulgari SpA (a)	3,076	44,401
Capitalia SpA	38,963	335,591
Enel SpA (a)	100,356	1,048,267
Eni SpA	60,401	1,849,999
Fiat SpA * (a)	12,792	303,286
Finmeccanica SpA	6,784	200,335
Fondiaria-Sai SpA (a)	1,662	75,950
Gruppo Editoriale L'Espresso SpA (a)	3,249	17,066
Italcementi SpA (a)	1,507	45,300
Lottomatica SpA (a)	1,427	56,451
Luxottica Group SpA (a)	3,303	103,570
Mediaset SpA (a)	17,848	207,329
Mediobanca SpA (a)	11,330	254,083
Mediolanum SpA (a)	5,322	44,290
Mondadori (Arnoldo) Editore SpA (a)	2,181	22,565
Pirelli & Company SpA (a)	67,277	75,214
Seat Pagine Gialle SpA (a)	99,855	61,433
Snam Rete Gas SpA (a)	22,951	137,327
T.E.R.N.A SpA (a)	27,052	94,131
Telecom Italia SpA (a)	249,006	753,611
Telecom Italia SpA-RNC (a)	140,890	358,083

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Tiscali SpA *	4,438	$14,914
UniCredito Italiano SpA	191,266	1,771,382

		11,378,668
Japan - 18.11%
Access Company, Ltd. * (a)	5	24,516
Acom Company, Ltd.	1,400	51,957
Aderans Company, Ltd. (a)	900	23,206
Advantest Corp. (a)	3,700	173,286
AEON Company, Ltd. (a)	14,100	294,421
AEON Credit Service Company, Ltd. (a)	1,600	30,434
Aiful Corp. (a)	1,700	46,276
Aisin Seiki Company	4,400	152,135
Ajinomoto Company, Inc. (a)	14,000	173,151
Alfresa Holdings Corp. (a)	500	33,223
All Nippon Airways Company, Ltd.	16,000	62,626
Alps Electric Company, Ltd. (a)	3,400	40,729
Amada Company, Ltd. (a)	8,000	90,828
Amano Corp. (a)	1,600	19,762
Aoyama Trading Company, Ltd.	1,100	34,872
Arrk Corp. * (a)	1,400	19,386
Asahi Breweries, Ltd.	8,500	139,403
Asahi Glass Company, Ltd. (a)	21,000	280,852
Asahi Kasei Corp. (a)	28,000	205,461
ASATSU-DK, Inc. (a)	600	18,717
Asics Corp. (a)	4,000	46,800
Astellas Pharmaceuticals, Inc.	12,200	535,278
Autobacs Seven Company, Ltd. (a)	600	23,890
Bank of Fukuoka, Ltd. (a)	14,000	118,235
Bank of Kyoto, Ltd.	6,000	67,309
Benesse Corp. (a)	1,300	50,114
Bridgestone Corp. (a)	14,100	296,804
Canon Sales Company, Inc. (a)	1,800	39,183
Canon, Inc. (a)	24,200	1,323,645
Casio Computer Company, Ltd. (a)	5,100	112,960
Central Glass Company, Ltd. (a)	5,000	33,393
Central Japan Railway Company, Ltd.	36	432,158
Chiba Bank, Ltd.	18,000	171,950
Chiyoda Corp. (a)	3,000	66,700
Chubu Electric Power Company, Inc. (a)	15,200	512,706
Chugai Pharmaceutical Company, Ltd. (a)	6,100	151,353
Circle K Sunkus Company, Ltd. (a)	700	12,989
Citizen Watch Company, Ltd.	8,900	83,891
Coca-Cola West Japan Company, Ltd. (a)	1,100	24,689
COMSYS Holdings Corp. (a)	3,000	34,999
Credit Saison Company, Ltd. (a)	3,700	121,988
CSK Corp.	1,600	70,200
Dai Nippon Printing Company, Ltd. (a)	14,000	211,852
Daicel Chemical Industries, Ltd. (a)	7,000	50,478
Daido Steel Company, Ltd. (a)	7,000	50,182
Daifuku Company, Ltd. (a)	2,000	29,757
Daiichi Sankyo Company, Ltd. (a)	16,600	534,669

The accompanying notes are an integral part of the financial statements. 166

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Daikin Industries, Ltd.	5,500	$196,678
Daimaru, Inc. (a)	5,000	69,363
Dainippon Ink & Chemicals, Inc.	16,000	65,196
Dainippon Screen Manufacturing Company,
Ltd. (a)	5,000	41,001
Daito Trust Construction Company, Ltd.	1,700	82,492
Daiwa House Industry Company, Ltd. (a)	12,000	214,557
Daiwa Securities Group, Inc. (a)	29,000	367,985
Denki Kagaku Kogyo Kabushiki Kaisha	12,000	54,273
Denso Corp.	11,200	436,487
Dentsu, Inc. (a)	40	111,590
Dowa Mining Company, Ltd.	7,000	72,373
E-Access, Ltd. (a)	37	26,963
East Japan Railway Company	78	598,732
Ebara Corp. (a)	10,000	46,919
EDION Corp. (a)	1,800	25,914
Eisai Company, Ltd. (a)	5,700	290,566
Electric Power Development Company, Ltd. (a)	3,500	176,642
Elpida Memory, Inc. * (a)	2,100	94,091
Familymart Company, Ltd. (a)	1,300	35,717
Fanuc, Ltd.	4,000	357,765
Fast Retailing Company, Ltd. (a)	1,100	90,016
Fuji Electric Holdings Company, Ltd. (a)	11,000	54,028
Fuji Photo Film Company, Ltd.	11,000	473,328
Fuji Software ABC, Inc. (a)	900	26,325
Fuji Television Network, Inc.	11	25,015
Fujikura, Ltd.	8,000	56,336
Fujitsu, Ltd.	43,000	298,808
Furukawa Electric Company, Ltd. (a)	15,000	99,544
Glory, Ltd.	1,100	21,853
Goodwill Group, Inc. (a)	34	26,127
Gunma Bank	9,000	62,085
Gunze, Ltd.	4,000	22,859
Hakuhodo DY Holdings, Inc. (a)	650	43,960
Hankyu Department Stores (a)	4,000	37,095
Hankyu Hanshin Holdings, Inc. * (a)	26,200	175,641
Haseko Corp. * (a)	17,000	65,390
Hikari Tsushin, Inc. (a)	500	22,656
Hino Motors, Ltd. (a)	6,000	33,325
Hirose Electric Company, Ltd. (a)	700	88,469
Hitachi Cable, Ltd. (a)	5,000	30,096
Hitachi Capital Corp. (a)	900	18,032
Hitachi Chemical, Ltd.	2,100	48,909
Hitachi Construction Machinery Company, Ltd.	2,400	68,780
Hitachi High-Technologies Corp.	1,400	39,175
Hitachi, Ltd. (a)	77,000	540,933
Hokkaido Electric Power Company, Inc.	4,000	109,561
Hokuhoku Financial Group, Inc.	30,000	113,112
Honda Motor Company, Ltd.	35,400	1,322,749
House Food Corp. (a)	1,500	26,122
Hoya Corp.	9,200	318,877
Ibiden Company, Ltd.	3,000	150,393

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Index Corp. (a)	26	$15,694
Inpex Holdings, Inc. * (a)	19	159,337
Isetan Company, Ltd. (a)	4,200	76,693
Ishikawajima-Harima Heavy Industries
Company, Ltd. (a)	31,000	124,220
ITO EN, Ltd. (a)	1,200	38,955
Itochu Corp.	35,000	337,603
Itochu Techno-Science Corp. (a)	800	38,752
JAFCO Company, Ltd. (a)	900	55,389
Japan Airlines System Corp.	24,000	53,158
Japan Prime Realty Investment Corp.	13	53,521
Japan Real Estate Investment Corp.	9	110,322
Japan Retail Fund Investment Corp., REIT (a)	8	74,393
Japan Tobacco, Inc.	103	471,071
JFE Holdings, Inc. (a)	12,800	788,841
JGC Corp. (a)	5,000	76,000
Joyo Bank, Ltd.	16,000	105,098
JS Group Corp. (a)	6,100	137,171
JSR Corp. (a)	4,100	94,970
Kajima Corp. (a)	21,000	111,489
Kaken Pharmaceutical Company, Ltd. (a)	2,000	16,637
Kamigumi Company, Ltd. (a)	5,000	44,636
Kaneka Corp.	6,000	56,049
Kansai Electric Power Company, Ltd. (a)	17,500	520,754
Kansai Paint Company, Ltd. (a)	4,000	34,863
Kao Corp. (a)	11,000	321,752
Katokichi Company, Ltd. (a)	3,500	26,245
Kawasaki Heavy Industries, Ltd. (a)	28,000	114,329
Kawasaki Kisen Kaisha, Ltd. (a)	11,000	109,544
KDDI Corp.	55	431,017
Keihin Electric Express Railway
Company, Ltd. (a)	10,000	82,086
Keio Electric Railway Company, Ltd.	13,000	91,656
Keisei Electric Railway Company, Ltd. (a)	7,000	48,111
Keyence Corp. (a)	900	212,047
Kikkoman Corp. (a)	3,000	42,582
Kinden Corp. (a)	2,000	15,623
Kintetsu Corp. (a)	35,000	115,394
Kirin Brewery Company, Ltd. (a)	18,000	278,620
KK DaVinci Advisors * (a)	26	30,772
Kobe Steel Company, Ltd.	63,000	253,513
Kokuyo Company, Ltd. (a)	1,700	22,865
Komatsu, Ltd.	20,500	456,653
Komori Corp.	1,000	21,642
Konami Corp. (a)	2,200	58,585
Konica Minolta Holdings, Inc. (a)	10,500	134,745
Kose Corp. (a)	600	15,724
Koyo Seiko Company, Ltd.	3,900	68,907
Kubota Corp.	26,000	258,703
Kuraray Company, Ltd.	7,500	82,044
Kurita Water Industries, Ltd.	2,200	50,495
Kyocera Corp.	3,600	328,075

The accompanying notes are an integral part of the financial statements. 167

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
KYOWA HAKKO KOGYO COMPANY, LTD.	8,000	$73,108
Kyushu Electric Power Company, Inc. (a)	8,400	240,730
Lawson, Inc. (a)	1,600	61,408
LeoPalace21 Corp.	2,800	88,765
Mabuchi Motor Company, Ltd. (a)	600	37,383
Makita Corp.	2,600	95,613
Marubeni Corp.	35,000	219,841
Marui Company, Ltd. (a)	7,100	89,313
Matsui Securities Company, Ltd. (a)	2,000	20,407
Matsumotokiyoshi Company, Ltd. (a)	800	18,734
Matsushita Electric Industrial Company, Ltd.	45,000	909,206
Matsushita Electric Works, Ltd.	7,000	79,770
Mediceo Holdings Company, Ltd. (a)	3,800	70,995
Meiji Dairies Corp.	5,000	43,241
Meiji Seika Kaisha, Ltd. (a)	8,000	40,308
Meitec Corp. (a)	800	25,091
Millea Holdings, Inc.	16,200	606,695
Minebea Company, Ltd. (a)	7,000	46,276
Mitsubishi Chemical Holdings Corp, ADR	27,000	218,894
Mitsubishi Corp.	30,700	716,307
Mitsubishi Electric Corp.	45,000	450,799
Mitsubishi Estate Company, Ltd.	27,000	842,252
Mitsubishi Gas & Chemicals Company, Inc.	9,000	97,844
Mitsubishi Heavy Industries, Ltd. (a)	74,000	418,514
Mitsubishi Logistc Corp. (a)	3,000	52,118
Mitsubishi Materials Corp. (a)	24,000	110,170
Mitsubishi Rayon Company, Ltd. (a)	12,000	79,229
Mitsubishi Securities Company, Ltd. (a)	6,000	71,773
Mitsubishi UFJ Financial Group, Inc.	196	2,419,139
Mitsui & Company, Ltd. (a)	35,000	630,231
Mitsui Chemicals, Inc. (a)	15,000	130,484
Mitsui Engineering & Shipbuilding
Company, Ltd. * (a)	18,000	72,128
Mitsui Fudosan Company, Ltd.	19,000	525,235
Mitsui Mining & Smelting Company, Ltd. (a)	12,000	67,867
Mitsui O.S.K. Lines, Ltd. (a)	24,000	271,468
Mitsui Sumitomo Insurance Company, Ltd.	27,000	337,357
Mitsui Trust Holdings, Inc.	15,000	167,512
Mitsukoshi, Ltd. (a)	8,000	37,129
Mitsumi Electric Company, Ltd. (a)	1,800	53,563
Mizuho Financial Group, Inc.	215	1,508,581
Murata Manufacturing Company, Ltd.	4,500	326,401
Namco Bandai Holdings, Inc. (a)	5,200	76,842
NEC Corp.	45,000	238,904
NEC Electronics Corp. *	700	18,937
Net One Systems Company, Ltd. (a)	10	12,427
NGK Insulators, Ltd. (a)	6,000	113,619
NGK Spark Plug Company, Ltd. (a)	4,000	75,915
NHK Spring Company, Ltd. (a)	3,000	30,738
NICHIREI Corp.	5,000	30,518
Nidec Corp. (a)	2,500	163,792
Nikko Cordial Corp.	19,000	184,234

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nikon Corp. (a)	7,000	$160,960
Nintendo Company, Ltd.	2,300	612,478
Nippon Building Fund, Inc.	10	145,405
Nippon Electric Glass Company, Ltd. (a)	5,000	122,369
Nippon Express Company, Ltd.	19,000	121,430
Nippon Kayaku Company, Ltd.	3,000	25,843
Nippon Light Metal Company, Ltd. (a)	10,000	30,687
NIPPON MEAT PACKERS, Inc. (a)	4,000	50,080
Nippon Mining Holdings, Inc. (a)	19,000	159,177
Nippon Oil Corp.	29,000	212,064
Nippon Paper Group, Inc. (a)	19	73,244
Nippon Sheet Glass Company, Ltd.	8,000	41,119
Nippon Shokubai Company, Ltd.	3,000	32,919
Nippon Steel Corp. (a)	139,000	945,938
Nippon Telegraph & Telephone Corp.	118	626,460
Nippon Yusen Kabushiki Kaisha (a)	23,000	181,799
Nippon Zeon Company (a)	4,000	41,999
Nishimatsu Construction Company, Ltd. (a)	5,000	17,161
Nishi-Nippon City Bank, Ltd.	12,000	57,723
Nissan Chemical Industries, Ltd. (a)	3,000	38,473
Nissan Motor Company, Ltd. (a)	51,000	591,529
Nisshin Seifun Group, Inc. (a)	5,000	52,329
Nisshin Steel Company (a)	21,000	92,138
Nisshinbo Industries, Inc. (a)	3,000	39,564
Nissin Food Products Company, Ltd.	1,800	64,367
Nitori Company, Ltd. (a)	750	35,252
Nitto Denko Corp. (a)	3,800	194,353
NOK Corp. (a)	2,700	46,221
Nomura Holdings, Inc.	40,200	875,095
Nomura Real Estate Office Fund, Inc.	6	71,012
Nomura Research Institute, Ltd.	500	76,042
NSK, Ltd.	11,000	95,968
NTN Corp. (a)	9,000	73,650
NTT Data Corp. (a)	28	142,024
NTT DoCoMo, Inc. (a)	425	779,652
NTT Urban Development Corp. (a)	30	67,969
Obayashi Corp. (a)	14,000	94,328
OBIC Company, Ltd. (a)	150	30,446
Odakyu Electric Railway Company (a)	14,000	104,979
Oji Paper Company, Ltd.	16,000	89,678
Oki Electric Industry Company, Ltd. (a)	10,000	17,668
Okuma Holdings, Inc.	3,000	34,593
Okumura Corp. (a)	4,000	22,115
Olympus Optical Company, Ltd.	5,000	167,808
Omron Corp.	4,800	134,720
Onward Kashiyama Company, Ltd. (a)	3,000	41,922
Oracle Corp. - Japan (a)	600	27,745
Oriental Land Company, Ltd. (a)	1,000	59,261
Orix Corp. (a)	2,030	559,456
Osaka Gas Company, Ltd. (a)	44,000	172,965
OSG Corp. (a)	1,900	30,631
Otsuka Corp. (a)	400	39,090

The accompanying notes are an integral part of the financial statements. 168

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Park24 Company, Ltd. (a)	2,200	$30,892
Pioneer Electronic Corp. (a)	3,000	41,162
Promise Company, Ltd. (a)	1,700	58,061
Q.P. Corp.	2,700	24,606
Rakuten, Inc. (a)	134	69,781
Resona Holdings, Inc. * (a)	102	289,729
Ricoh Company, Ltd.	15,000	332,234
Rinnai Corp. (a)	1,000	26,545
Rohm Company, Ltd. (a)	2,500	229,732
Round One Corp (a)	8	19,545
Ryohin Keikaku Company, Ltd. (a)	500	34,238
Sanken Electric Company (a)	3,000	29,090
SANKYO Company, Ltd.	1,300	58,357
Santen Pharmaceutical Company, Ltd.	1,800	49,303
Sanwa Shutter Corp. (a)	6,000	37,231
Sanyo Electric Company, Ltd. * (a)	39,000	58,686
Sapporo Hokuyo Holdings, Inc.	7	72,787
Sapporo Holdings (a)	6,000	44,738
SBI E*Trade Securities Compnay, Ltd. (a)	36	48,998
SBI Holdings, Inc. (a)	233	99,669
Secom Company, Ltd. (a)	4,800	242,252
Sega Sammy Holdings, Inc. (a)	3,900	97,756
Seiko Epson Corp. (a)	3,000	86,736
Seino Transportation Company, Ltd.	3,000	30,180
Sekisui Chemical Company, Ltd.	11,000	90,853
Sekisui House, Ltd.	12,000	179,559
Seven & I Holdings Company, Ltd. (a)	18,900	607,152
SFCG Company, Ltd. (a)	100	16,316
Sharp Corp.	23,000	426,790
Shimachu Company, Ltd. (a)	900	27,010
Shimamura Company, Ltd. (a)	400	45,380
Shimano, Inc.	1,500	45,397
Shimizu Corp. (a)	14,000	84,267
Shin-Etsu Chemical Company, Ltd.	8,900	558,272
Shinko Electric Industries Company, Ltd. (a)	1,600	36,520
Shinko Securities Company, Ltd.	10,000	53,174
Shinsei Bank, Ltd. (a)	35,000	187,590
Shionogi & Company, Ltd. (a)	7,000	135,514
Shiseido Company, Ltd. (a)	8,000	169,752
Shizuoka Bank, Ltd.	13,000	139,023
Showa Denko K.K. (a)	25,000	94,683
Showa Shell Sekiyu K.K. (a)	4,400	50,922
SMC Corp.	1,200	160,284
SOFTBANK Corp. (a)	16,800	425,361
Sojitz Holdings Corp. * (a)	15,900	70,971
Sompo Japan Insurance, Inc.	19,000	255,068
Sony Corp.	22,900	1,194,463
Stanley Electric Corp.	3,600	71,671
Sumco Corp. (a)	2,200	81,647
Sumitomo Bakelite Company, Ltd. (a)	3,000	21,608
Sumitomo Chemical Company, Ltd.	34,000	258,686
Sumitomo Corp. (a)	24,300	437,560

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sumitomo Electric Industries, Ltd. (a)	16,500	$246,335
Sumitomo Heavy Industries, Ltd.	13,000	133,418
Sumitomo Metal Industries, Ltd. (a)	94,000	475,205
Sumitomo Metal Mining Company, Ltd. (a)	12,000	214,557
Sumitomo Mitsui Financial Group, Inc. (a)	139	1,351,340
Sumitomo Osaka Cement Company, Ltd.	8,000	26,173
Sumitomo Realty &
Development Company, Ltd.	9,000	359,117
Sumitomo Rubber Industries, Inc.	4,000	47,679
Sumitomo Titanium Corp. (a)	400	49,201
Sumitomo Trust & Banking Company, Ltd. (a)	28,000	317,660
Suruga Bank, Ltd. (a)	4,000	55,220
Suzuken Company, Ltd. (a)	1,600	57,351
T&D Holdings, Inc. (a)	5,300	383,980
TAIHEIYO CEMENT CORP. (a)	21,000	92,316
Taisei Corp. (a)	22,000	83,693
Taisho Pharmaceuticals Company, Ltd. (a)	4,000	74,393
Taiyo Nippon Sanso Corp. (a)	6,000	53,665
Taiyo Yuden Company, Ltd. (a)	2,000	43,114
Takara Holdings (a)	3,000	20,670
Takashimaya Company, Ltd. (a)	6,000	78,722
Takeda Pharmaceutical Company, Ltd.	20,100	1,383,160
Takefuji Corp. (a)	2,360	92,173
Tanabe Seiyaku Company, Ltd.	5,000	67,546
TDK Corp.	2,900	241,973
Teijin, Ltd.	18,000	97,996
Terumo Corp. (a)	4,000	153,183
The 77th Bank, Ltd. (a)	8,000	56,742
The Bank of Yokohama, Ltd. (a)	27,000	220,949
The Japan Steel Works, Ltd. (a)	8,000	76,963
The Tokyo Electric Power Company, Ltd. (a)	27,400	956,649
THK Company, Ltd. (a)	2,600	65,500
TIS, Inc. (a)	1,100	22,737
Tobu Railway Company, Ltd. (a)	17,000	88,097
Toda Corp. (a)	4,000	18,801
Toho Company, Ltd. (a)	2,800	55,863
Toho Titanium Company, Ltd. * (a)	600	32,615
Tohoku Electric Power Company, Inc.	9,600	256,455
Tokai Rika Company, Ltd. (a)	1,400	34,382
Tokuyama Corp. (a)	5,000	86,863
Tokyo Broadcasting Company, Ltd. (a)	1,000	33,139
Tokyo Electron, Ltd. (a)	3,600	261,730
Tokyo Gas Company, Ltd.	50,000	281,089
Tokyo Seimitsu Company, Ltd. (a)	800	30,163
Tokyo Steel Manufacturing Company, Ltd. (a)	2,200	36,769
Tokyo Style Company, Ltd.	2,000	22,453
Tokyo Tatemono Company, Ltd. (a)	6,000	83,490
Tokyu Corp. (a)	24,000	193,761
Tokyu Land Corp.	10,000	119,114
TonenGeneral Sekiyu K.K. (a)	6,000	65,940
Toppan Printing Company, Ltd. (a)	12,000	121,430
Toray Industries, Inc. (a)	30,000	216,840

The accompanying notes are an integral part of the financial statements. 169

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toshiba Corp. (a)	65,000	$411,024
Tosoh Corp.	12,000	61,780
Toto, Ltd. (a)	7,000	74,089
Toyo Seikan Kaisha, Ltd. (a)	3,800	74,207
Toyo Suisan Kaisha, Ltd. (a)	2,000	36,774
Toyobo Company, Ltd. (a)	12,000	38,448
Toyoda Gosei Company, Ltd. (a)	1,400	31,719
Toyota Industries Corp.	4,500	223,688
Toyota Motor Corp.	65,600	4,447,646
Toyota Tsusho Corp. (a)	4,800	133,502
Trend Micro, Inc. (a)	2,000	56,640
Ube Industries, Ltd. (a)	23,000	74,275
UNI Charm Corp. (a)	900	53,715
Uniden Corp.	1,000	8,040
UNY Company, Ltd. (a)	4,000	55,829
Ushio, Inc. (a)	2,700	52,156
USS Company, Ltd.	500	31,490
Wacoal Corp. (a)	2,000	26,528
West Japan Railway Company, Ltd.	37	175,163
Yahoo Japan Corp. (a)	359	136,419
Yakult Honsha Company, Ltd. (a)	2,700	81,714
Yamada Denki Company, Ltd. (a)	1,980	176,926
Yamaha Corp. (a)	4,100	93,757
Yamaha Motor Company, Ltd. (a)	4,200	124,981
Yamato Transport Company, Ltd. (a)	8,000	128,160
Yamazaki Baking Company, Ltd. (a)	3,000	27,771
YASKAWA Electric Corp. (a)	4,000	43,622
Yokogawa Electric Corp.	5,000	73,929

		68,835,531
Korea - 0.01%
LG Philips LCD Company, Ltd., ADR * (a)	2,120	34,259
Luxembourg - 0.08%
Tenaris SA, ADR	6,960	316,054
Malaysia - 0.40%
AirAsia BHD *	17,100	7,957
AmFirst REIT *	1,248	321
AMMB Holdings BHD	31,200	29,748
Berjaya Sports Toto BHD	15,200	19,700
British American Tobacco Malaysia Berhad	2,900	36,840
Bursa Malaysia BHD	6,300	19,243
Commerce Asset Holdings	49,000	130,788
DRB-Hicom Berhad	12,700	6,816
Gamuda BHD	11,600	22,187
Genting Berhad	7,100	71,953
Golden Hope Plantations BHD	8,800	16,454
Guinness Anchor Berhad	2,900	4,967
Highlands & Lowlands BHD	3,600	5,961
Hong Leong Bank BHD	9,700	17,030
Hong Leong Credit BHD	4,400	7,160
IGB Corp. Berhad	13,900	8,730
IJM Corp. Berhad	11,950	29,679

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
IOI Corporation Berhad	14,700	$80,991
IOI Properties BHD	1,800	5,344
KLCC Property Holdings Berhad	8,900	8,029
Kuala Lumpur Kepong Berhad	8,400	25,178
Kurnia Asia Bhd	9,500	3,146
Lafarge Malayan Cement BHD	24,600	10,253
Magnum Corp BHD	17,700	15,158
Malakoff BHD	12,100	34,887
Malayan Bank Berhad	42,100	150,228
Malaysian Airline System BHD *	5,400	8,555
Malaysian Bulk Carriers Berhad	5,900	6,198
Malaysian Pacific Industries	1,800	5,293
Malaysian Resources Corp. Berhad *	18,800	9,285
Maxis Communications Berhad	19,500	65,130
Media Prima BHD	10,300	7,057
MISC BHD	24,900	66,106
MMC Corp BHD	6,400	9,957
Mulpha International Berhad *	16,000	7,719
Multi-Purpose Holdings BHD *	14,000	9,752
Petronas Dagangan BHD	5,200	8,461
Petronas Gas Berhad *	8,900	21,977
PLUS Expressways BHD	33,700	28,284
POS Malaysia & Services Holdings BHD	6,400	8,331
PPB Group BHD	9,700	15,645
Proton Holdings BHD	5,100	10,482
Public Bank Berhad	23,000	60,405
Resorts World Berhad	11,000	47,102
RHB Capital BHD	13,100	16,380
Scomi Group Berhad	12,900	4,456
Shell Refining Company Federation of Malaya
BHD	3,100	9,027
Sime Darby Berhard	33,100	73,702
SP Setia BHD	9,900	18,087
Star Publications Malaysia Berhad	9,200	8,299
TA Enterprise Berhad	16,600	8,009
Tan Chong Motor Holdings Berhad	8,400	2,949
Tanjong PLC	5,000	20,554
Telekom Malaysia BHD	18,900	54,493
Tenaga Nasional BHD	22,600	77,419
Transmile Group BHD	2,600	10,391
UMW Holdings Berhad	4,200	11,031
YTL Corp. BHD	14,100	27,572

		1,506,856
Mexico - 0.88%
Alfa SA de CV	7,500	48,062
America Movil SA de CV, Series L SADR	12,800	560,640
America Movil SA de CV	165,200	361,271
Carso Infraestructura y Construccion SA de
CV *	16,600	14,997
Cemex SA de CV *	63,804	217,474
Cemex SA, ADR * (a)	9,908	336,674
Coca-Cola Femsa SA de CV	6,100	20,994

The accompanying notes are an integral part of the financial statements. 170

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Consorcio ARA SA de CV	5,000	$31,414
Controladora Comercial Mexicana SA de CV	7,800	19,784
Corp GEO SA de CV *	10,000	54,224
Desarrolladora Homex SA de CV *	3,400	30,787
Empresas ICA Sociedad
Controladora SA de CV *	7,600	27,246
Fomento Economico Mexicano SA de CV	16,400	181,660
Grupo Aeroportuario del Pacifico SA de CV	10,100	42,056
Grupo Aeroportuario del Sureste SA de CV	5,400	24,054
Grupo Bimbo SA de CV	6,600	30,760
Grupo Carso SA de CV	13,655	45,404
Grupo Financiero Banorte SA de CV	29,622	114,957
Grupo Mexico SA	23,487	101,884
Grupo Modelo SA	11,800	59,912
Grupo Televisa SA, SADR	7,240	197,580
Grupo Televisa SA	17,800	97,156
Industrias Penoles SA de CV	2,200	21,492
Kimberly-Clark de Mexico SA de CV	11,000	46,336
Telefonos de Mexico SA de CV, Class L, ADR	6,500	188,760
Telefonos de Mexico SA de CV	92,000	133,661
TV Azteca SA de CV *	26,400	21,177
Urbi Desarrollos Urbanos SA de CV *	6,100	24,056
Wal-Mart de Mexico SA de CV, Series V	71,200	274,398

		3,328,870
Netherlands - 2.92%
ABN AMRO Holdings NV	42,112	1,477,039
Aegon NV	33,742	667,404
Akzo Nobel NV	6,227	383,838
ASML Holding NV *	10,998	270,792
Buhrmann NV	2,261	30,901
Corio NV (a)	894	83,092
DSM NV	3,577	154,991
Euronext NV (a)	2,030	220,906
Fugro NV	1,227	57,419
Getronics NV (a)	2,318	19,873
Hagemeyer NV * (a)	11,835	56,057
Heineken NV	5,735	282,642
ING Groep NV	43,480	1,856,372
Koninklijke (Royal) KPN NV	45,003	694,251
Koninklijke (Royal) Philips Electronics NV	27,129	996,750
Koninklijke Ahold NV *	36,318	363,262
Mittal Steel Company NV	15,629	792,173
OCE NV (a)	1,518	25,266
Randstad Holdings NV	1,023	71,667
Reed Elsevier NV	16,565	292,802
Rodamco Europe NV	1,267	174,570
Royal Numico NV	3,901	201,081
SBM Offshore NV	3,284	116,834
TNT Post Group NV	10,180	437,866
Unilever NV	39,832	1,032,388
Vedior NV	4,037	88,076
Wereldhave NV	488	64,894

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Wolters Kluwer NV	6,769	$204,818

		11,118,024
New Zealand - 0.12%
Auckland International Airport, Ltd. (a)	21,664	34,008
Contact Energy, Ltd. (a)	6,386	39,651
Fisher & Paykel Appliances Holdings, Ltd. (a)	5,572	14,253
Fisher & Paykel Healthcare Corp.	10,678	29,184
Fletcher Building, Ltd.	10,804	80,409
Kiwi Income Property Trust	17,257	18,866
Sky City Entertainment Group, Ltd. (a)	9,802	33,316
Sky Network Television, Ltd. (a)	4,317	17,093
Telecom Corp. of New Zealand, Ltd. (a)	43,171	145,825
Tower, Ltd. * (a)	3,007	5,205
Vector, Ltd. (a)	5,002	9,465
Warehouse Group, Ltd. (a)	2,751	13,438

		440,713
Norway - 0.68%
Acergy SA * (a)	4,372	82,502
Aker Kvaerner ASA (a)	624	72,431
Den Norske Bank ASA (a)	15,000	202,970
DET Norske Oljeselskapb * (a)	17,500	31,041
Norsk Hydro ASA (a)	16,014	496,040
Norske Skogindustrier ASA	3,700	64,694
Ocean RIG ASA * (a)	4,143	27,287
Orkla ASA (a)	4,200	273,203
Pan Fish ASA * (a)	55,600	67,983
Petroleum Geo-Services ASA *	3,873	89,976
ProSafe ASA (a)	4,500	63,826
Schibsted ASA (a)	1,100	44,743
Statoil ASA (a)	14,800	377,606
Stolt-Nielsen SA (a)	1,000	26,247
Storebrand ASA	5,200	69,261
Tandberg ASA	2,600	46,520
Tandberg Television ASA * (a)	1,800	32,133
Telenor ASA (a)	17,200	318,264
TGS Nopec Geophysical Company ASA *	2,300	47,621
Tomra Systems ASA (a)	3,800	29,241
Yara International ASA	4,600	127,301

		2,590,890
Peru - 0.03%
Cia de Minas Buenaventura SA	404	11,020
Compania de Minas Buenaventura SA, ADR (a)	1,366	37,865
Minsur SA	6,938	19,034
Southern Peru Copper Corp.	268	18,894
Volcan Compania Minera SA, CMN Series B	7,354	19,944

		106,757
Philippines - 0.09%
Ayala Corp.	2,676	30,930
Ayala Land, Inc.	113,000	35,567
Banco De Oro	7,314	8,378
Bank of the Philippine Islands	27,840	35,626

The accompanying notes are an integral part of the financial statements. 171

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Philippines (continued)
Filinvest Land, Inc. *	126,321	$4,380
First Philippine Holdings Corp.	5,924	9,231
Globe Telecommunications, Inc.	690	18,443
Jollibee Foods Corp.	9,000	9,288
Manila Electric Company	8,311	12,265
Megaworld Corp.	213,952	13,469
Metropolitan Bank & Trust Company	12,800	16,248
Petron Corp.	48,152	4,373
Philippine Long Distance Telephone Company	1,420	67,996
San Miguel Corp.	9,600	14,861
SM Investments Corp.	3,447	25,079
SM Prime Holdings, Ltd.	91,000	20,660

		326,794
Poland - 0.24%
Agora SA	1,018	13,994
Bank BPH SA	202	62,078
Bank Pekao SA	1,753	136,315
Bank Zachodni WBK SA	514	39,359
Boryszew SA *	550	3,941
BRE Bank SA *	208	28,233
Budimex SA *	231	7,670
Computerland SA	124	4,668
Debica SA	125	3,939
Globe Trade Centre SA *	2,553	40,613
Grupa Kety SA	219	13,713
KGHM Polska Miedz SA	2,572	78,127
Mondi Packaging Paper Swiecie SA	251	7,884
Orbis SA	661	19,082
Polish Oil & Gas Company	27,744	36,004
Polska Grupa Farmaceutyczna SA	198	5,400
Polski Koncern Naftowy Orlen SA	7,495	111,104
Powszechna Kasa Oszczednosci Bank Polski
SA	9,347	140,932
Prokom Software SA	265	14,007
Softbank SA	228	4,836
Telekomunikacja Polska SA	16,358	124,763
TVN SA *	3,020	26,605

		923,267
Portugal - 0.28%
Banco BPI, SA	7,002	59,475
Banco Comercial dos Acores, SA	49,906	182,238
Banco Espirito Santo SA	4,606	85,316
Brisa Auto Estrada, SA	6,945	90,140
Cimpor-Cimentos De Portugal, SA	5,417	44,148
Electricidade De Portugal, SA	46,320	253,715
Jeronimo Martins, SGPS SA	870	21,087
Portugal Telecom, SGPS, SA	18,200	242,481
PT Multimedia.com, SGPS, SA	1,659	23,727
Sonae Industria-SGPS SA New *	1,612	18,918
Sonae, SGPS, SA	18,991	40,955

		1,062,200

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia - 1.39%
AFK Sistema, Reg. S, Spons. GDR	2,264	$64,637
Comstar United Telesystems, ADR	3,812	34,156
Gazprom, ADR (a)	55,498	2,259,879
JSC MMC Norilsk Nickel, ADR	1,715	304,412
Lukoil Oil Company, ADR	10,878	862,625
Mechel Steel Group, ADR	588	18,463
Mobile Telesystems, SADR	4,720	242,136
NovaTek OAO, ADR	1,772	96,574
Novolipetsk Steel, ADR	2,635	68,510
Polyus Gold Company ZAO, ADR * (a)	1,815	91,657
RAO Unified Energy System, ADR	2,316	272,130
Rostelecom, ADR (a)	1,442	70,341
Sberbank, ADR	912	326,040
Sibirtelecom, ADR	106	9,413
Surgutneftegaz, ADR (a)	3,349	198,261
Tatneft, ADR	1,569	134,934
UralsvyAzinform, ADR (a)	1,471	19,417
VolgaTelecom, ADR	1,172	14,064
Vympel Communicatii, ADR *	2,143	172,426
Wimm-Bill-Dann Foods OJSC, ADR (a)	441	29,106

		5,289,181
Singapore - 0.77%
Allgreen Properties, Ltd.	13,500	13,958
Ascendas., REIT * (a)	20,000	31,540
Capitacommercial	21,000	38,064
CapitaLand, Ltd. * (a)	29,000	133,785
CapitaMall Trust *	22,000	49,810
Chartered Semiconductor Manufacturing, Ltd. *	23,000	22,275
(a)
City Developments, Ltd.	12,000	105,222
ComfortDelGro Corp., Ltd.	38,000	45,505
Cosco Corp. Singapore, Ltd.	18,000	31,802
Creative Technology, Ltd. (a)	1,050	6,802
DBS Group Holdings, Ltd.	26,000	365,790
Fraser and Neave, Ltd. (a)	19,000	61,170
Haw Par Corp., Ltd.	2,000	9,685
Jardine Cycle and Carriage, Ltd.	3,069	25,505
Keppel Corp., Ltd.	13,000	153,972
Keppel Land, Ltd. (a)	8,000	43,712
Neptune Orient Lines, Ltd. (a)	10,000	19,238
Olam International, Ltd.	15,000	24,146
Oversea-Chinese Banking Corp., Ltd.	58,000	322,602
Parkway Holdings, Ltd.	13,649	26,794
SembCorp Industries, Ltd.	19,000	54,954
SembCorp Marine, Ltd. (a)	12,000	27,012
Singapore Airlines, Ltd.	13,000	134,406
Singapore Exchange, Ltd.	18,000	80,094
Singapore Land, Ltd.	3,000	18,649
Singapore Petroleum Company, Ltd.	3,000	8,795
Singapore Post, Ltd.	31,000	23,328
Singapore Press Holdings, Ltd.	35,000	100,772
Singapore Technologies Engineering, Ltd.	31,000	66,536

The accompanying notes are an integral part of the financial statements. 172

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Singapore Telecommunications, Ltd.	164,950	$343,241
SMRT Corporation, Ltd.	12,000	11,307
ST Assembly Test Services, Ltd. * (a)	30,000	29,250
Suntec Real Estate Investment Trust * (a)	20,000	24,211
United Overseas Bank, Ltd.	26,000	350,478
United Overseas Land, Ltd.	12,000	39,655
Venture Corp., Ltd.	6,000	54,181
Want Want Holdings Company, Ltd.	10,000	15,400
Wing Tai Holdings, Ltd. (a)	9,000	16,019

		2,929,665
South Africa - 1.17%
African Bank Investments, Ltd.	10,127	38,564
Alexander Forbes, Ltd. *	7,605	17,261
Allan Gray Property Trust	21,325	18,831
Anglo Platinum, Ltd.	1,471	209,047
AngloGold Ashanti, Ltd.	3,394	147,508
Aspen Pharmacare Holdings, Ltd. *	4,549	22,105
Aveng, Ltd.	8,481	46,221
AVI, Ltd.	6,769	18,679
Barloworld, Ltd.	4,666	111,632
Bidvest Group, Ltd. *	5,851	113,826
Consol, Ltd.	6,760	17,861
Edgars Consolidated Stores, Ltd.	10,765	65,798
Ellerine Holdings, Ltd.	2,236	24,711
FirstRand, Ltd.	62,814	207,566
Foschini, Ltd.	4,377	39,327
Gold Fields, Ltd.	11,137	192,014
Grindrod, Ltd.	6,966	16,579
Harmony Gold Mining Company, Ltd. *	7,604	101,547
Impala Platinum Holdings, Ltd.	11,747	333,878
Imperial Holdings, Ltd. *	4,216	95,398
Investec, Ltd.	3,533	41,678
JD Group, Ltd.	3,811	47,744
Kumba Iron Ore, Ltd. *	1,321	23,238
Lewis Group, Ltd.	2,034	19,083
Liberty Group, Ltd.	2,382	26,292
Massmart Holdings, Ltd.	4,276	49,499
Metropolitan Holdings, Ltd.	12,099	25,374
Mittal Steel South Africa, Ltd.	4,551	68,976
MTN Group, Ltd.	29,757	361,298
Murray & Roberts Holdings, Ltd.	6,395	47,293
Nampak, Ltd. *	11,177	35,854
Naspers, Ltd.	6,695	158,420
Nedbank Group, Ltd.	4,539	84,388
Network Healthcare Holdings, Ltd. *	27,306	53,122
Pick'n Pay Stores, Ltd.	4,684	21,236
Pretoria Portland Cement Company, Ltd.	288	16,724
Reunert, Ltd.	3,745	39,528
Sanlam, Ltd.	51,346	134,249
Sappi, Ltd.	4,614	65,252
Sasol, Ltd.	13,147	422,646

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Shoprite Holdings, Ltd.	9,309	$34,679
Spar Group, Ltd.	3,627	22,524
Standard Bank Group, Ltd.	27,280	378,272
Steinhoff International Holdings, Ltd. *	20,748	74,572
Super Group, Ltd.	6,067	10,464
Telkom SA, Ltd. *	6,728	151,310
Tiger Brands, Ltd.	3,663	88,242
Tongaat-Hulett Group, Ltd.	1,131	18,726
Truworths International, Ltd.	9,937	46,615
Woolworths Holdings, Ltd.	18,268	51,317

		4,456,968
South Korea - 2.15%
Amorepacific Corp.	70	41,179
Asiana Airlines	1,534	10,099
Cheil Communications, Inc.	90	21,789
Cheil Industries, Inc.	990	40,630
CJ Corp.	400	41,455
Daeduck Electronics Company, Ltd.	990	8,063
Daegu Bank	2,730	46,527
Daelim Industrial Company	580	49,578
Daewoo Engineering & Construction
Company, Ltd.	3,660	74,230
Daewoo International Corp.	940	37,430
Daewoo Securities Company, Ltd.	2,500	46,191
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	2,290	80,731
Daishin Securities Company, Ltd.	1,030	23,679
Daum Communications Corp. *	259	17,959
Dongbu Insurance Company, Ltd.	900	24,513
Dongkuk Steel Mill Company, Ltd.	1,020	25,019
Doosan Infracore Company, Ltd.	1,400	29,509
GS Engineering & Construction Corp.	780	71,229
Hana Financial Group, Inc.	2,660	141,226
Hanjin Heavy Industries & Construction
Company, Ltd.	1,070	33,517
Hanjin Shipping Company, Ltd.	1,200	40,520
Hanmi Pharm Company, Ltd.	115	14,104
Hanwha Chem Corp.	1,010	14,371
Hite Brewery Company, Ltd.	280	30,178
Honam Petrochemical Corp.	360	30,964
Hyosung Corp.	610	18,072
Hyundai Autonet Company, Ltd.	2,200	17,240
Hyundai Department Store Company, Ltd.	350	31,404
Hyundai Development Company	1,500	90,788
Hyundai Engineering & Construction
Company, Ltd. *	990	54,033
Hyundai Heavy Industries	1,070	182,925
Hyundai Marine & Fire
Insurance Company, Ltd.	1,710	23,242
Hyundai Mipo Dockyard	280	45,490
Hyundai Mobis	1,250	103,531
Hyundai Motor Company	3,590	263,032

The accompanying notes are an integral part of the financial statements. 173

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hyundai Securities Company, Ltd.	2,490	$34,240
Kangwon Land, Inc.	2,340	44,601
KCC Corp.	110	29,785
Kia Motors Corp.	4,620	59,605
Kookmin Bank, ADR	5,064	452,418
Kookmin Bank	2,720	244,923
Korea Electric Power Corp., ADR	7,816	164,214
Korea Electric Power Corp.	1,980	83,258
Korea Exchange Bank	2,260	32,517
Korea Investment Holdings Company, Ltd.	850	42,421
Korea Zinc Company, Ltd.	290	28,269
Korean Air Lines Company, Ltd.	797	28,309
Korean Reinsurance Company	1,780	24,760
KT & G Corp.	2,540	153,465
KT Corp., SADR	4,271	96,012
KT Corp.	1,090	48,727
KT Freetel Company, Ltd.	2,330	63,832
LG Chem, Ltd.	1,000	46,191
LG Electronics, Inc.	2,220	140,732
LG Fashion Corp.	550	12,440
LG Household & Health Care, Ltd.	270	32,684
LG International Corp.	729	15,869
LG Petrochemical Company, Ltd.	500	15,636
LG Philips LCD Company, Ltd. *	890	29,249
Lotte Chilsung Beverage Company, Ltd.	20	27,268
Lotte Confectionery Company, Ltd.	20	25,676
Lotte Shopping Company	200	72,312
LS Cable, Ltd.	340	12,347
Mirae Asset Securities Company, Ltd.	360	25,994
NCSoft Corp. *	370	20,430
NHN Corp. *	856	117,254
Nong Shim Company, Ltd.	80	22,002
Orion Corp.	90	21,933
Pacific Corp.	110	16,645
Poongsan Corp.	570	11,772
POSCO, SADR (a)	4,537	420,580
POSCO	600	224,900
Pusan Bank	2,740	37,969
S1 Corp.	330	13,175
Samsung Corp.	3,050	100,074
Samsung Electro-Mechanics Company	1,300	48,935
Samsung Electronics Company, Ltd., GDR -
London	770	231,192
Samsung Electronics Company, Ltd.	2,350	1,414,866
Samsung Engineering Company, Ltd.	710	38,751
Samsung Fine Chemicals Company, Ltd.	430	11,461
Samsung Fire & Marine
Insurance Company, Ltd.	840	148,065
Samsung Heavy Industries Company, Ltd.	3,980	97,625
Samsung SDI Company, Ltd.	740	49,582
Samsung Securities Company, Ltd.	1,280	71,356
Samsung Techwin Company, Ltd.	1,030	38,061

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Shinhan Financial Group Company, Ltd.	4,890	$275,720
Shinsegae Company, Ltd.	330	189,923
SK Corp.	2,560	217,467
SK Telecom Company, Ltd., ADR (a)	5,517	125,788
SK Telecom Company, Ltd.	330	68,856
S-Oil Corp.	1,060	76,538
The Hancook Tire Company, Ltd.	2,360	38,592
Tong Yang Investment Bank *	2,000	22,087
Woongjin Coway Company, Ltd.	990	27,595
Woori Investment & Securities Company, Ltd.	2,020	45,044
Yuhan Corp.	178	28,351

		8,184,790
Spain - 3.10%
Abertis Infraestructuras SA (a)	4,968	141,712
Acciona SA	651	130,186
Acerinox SA (a)	4,014	106,905
ACS Actividades SA (a)	5,606	317,374
Aguas de Barcelona SA * (a)	11	362
Aguas de Barcelona SA-Class A (a)	1,383	46,531
Altadis SA, Series A (a)	5,742	291,267
Antena 3 de Television SA (a)	1,860	41,663
Banco Bilbao Vizcaya Argentaria SA	79,911	1,948,536
Banco Popular Espanol SA (a)	19,278	379,271
Banco Santander Central Hispano SA	133,624	2,476,846
Cintra Concesiones de Infraestructuras de
Transporte SA (a)	4,601	80,962
Corporacion Mapfre SA (a)	12,420	61,621
Ebro Puleva SA (a)	1,974	45,966
Endesa SA (a)	16,494	839,071
Fadesa Inmobiliaria SA (a)	1,095	52,401
Fomento de Construcciones SA	1,046	108,775
Gamesa Corporacion Tecno SA (a)	3,933	112,969
Gas Natural SDG SA	3,902	167,060
Grupo Ferrovial SA (a)	1,451	143,789
Iberdrola SA (a)	17,286	758,606
Iberia Lineas Aereas de Espana SA	11,209	47,308
Indra Sistemas SA (a)	2,538	58,428
Industria de Diseno Textil SA	4,897	285,010
NH Hoteles SA * (a)	1,516	34,258
Promotora de Informaciones SA (a)	1,493	29,630
Repsol SA (a)	19,047	605,560
Sacyr Vallehermoso SA (a)	2,185	118,815
Sogecable SA * (a)	829	31,149
Telefonica SA (a)	100,331	2,163,711
Union Fenosa SA (a)	2,459	123,303
Zeltia SA * (a)	3,133	28,394

		11,777,439
Sweden - 1.93%
Alfa Laval AB	2,100	104,909
Assa Abloy AB, Series B	7,200	155,694
Atlas Copco AB, Series A	7,500	236,046
The accompanying notes are an integral part of the financial statements. 174

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Atlas Copco AB, Series B	4,600	$137,224
Axfood AB	600	23,551
Billerud Aktibolag AB	1,000	14,702
Boliden AB	6,500	137,310
Castellum AB	3,500	47,459
D. Carnegie & Company AB (a)	1,400	29,425
Electrolux AB - Series B	6,000	134,455
Elekta AB, Series B (a)	2,039	43,655
Eniro AB	3,600	42,392
Ericsson LM, Series B (a)	334,000	1,189,443
Fabege AB (a)	1,800	48,430
Getinge AB, Series B	4,000	82,786
Hennes & Mauritz AB, Series B	10,700	558,210
Hoganas AG, B Shares (a)	600	14,901
Holmen AB, Series B	1,100	44,904
Husqvarna AB, B Shares * (a)	6,127	94,886
Kungsleden AB	2,802	47,193
Lundin Petroleum AB, Series A * (a)	4,553	46,790
Modern Times Group AB, Series B *	1,179	65,210
Nobia AB	1,000	40,180
Nordea Bank AB	46,500	706,190
OMX AB	1,800	34,170
Oriflame Cosmetics AB	865	33,397
Sandvik AB	22,757	357,301
SAS AB * (a)	1,500	26,709
Scania AB, Series B	2,300	169,725
Securitas AB, B Shares	7,200	107,650
Securitas Direct AB, B Shares * (a)	6,800	19,703
Securitas Systems AB, B Shares *	6,800	22,518
Skandinaviska Enskilda Banken AB, Series A	10,400	318,411
Skanska AB, Series B	8,500	175,009
SKF AB, Series B	9,200	171,366
Ssab Svenskt Stal AB, Series A	3,400	91,478
Ssab Svenskt Stal AB, Series B	1,400	35,869
Svenska Cellulosa AB, Series B	4,200	217,612
Svenska Handelsbanken AB, Series A	11,500	330,750
Swedish Match AB	7,000	120,896
Tele2 AB, Series B (a)	7,435	111,959
Telelogic AB * (a)	4,000	7,708
Teliasonera AB	42,000	353,694
Trelleborg AB, Series B (a)	2,000	50,528
Volvo AB, Series A (a)	2,100	166,356
Volvo AB, Series B	4,900	376,974
Wihlborgs Fastigheter AB	582	11,443

		7,357,171
Switzerland - 5.34%
ABB, Ltd.	48,128	807,398
Adecco SA	2,982	198,882
Ciba Specialty Chemicals AG	1,529	97,271
Clariant AG *	4,992	78,218
Compagnie Financiere
Richemont AG, Series A (a)	12,133	669,853

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Credit Suisse Group AG	26,696	$1,850,543
Geberit AG	92	152,000
Givaudan AG	135	120,049
Holcim, Ltd.	4,677	464,631
Kudelski SA	688	25,539
Kuehne & Nagel International AG	1,264	96,433
Kuoni Reisen Holding AG, Series B *	55	31,583
Logitech International SA *	4,034	105,731
Lonza Group AG	825	73,431
Micronas Semiconductor Holding AG * (a)	604	12,387
Nestle SA	9,269	3,452,113
Nobel Biocare Holding AG, Series BR	539	178,856
Novartis AG	53,863	2,998,035
Phonak Holding AG	1,039	78,586
PSP Swiss Property AG *	1,046	59,508
Rieter Holdings AG	109	55,126
Roche Holdings AG (a)	16,254	2,898,786
Schindler Holding AG	1,109	70,052
SIG Holding AG *	121	40,697
Societe Generale de Surveillance Holdings AG	102	115,304
Straumann Holding AG (a)	193	50,783
Sulzer AG	86	104,766
Swatch Group AG, BR shares	756	184,659
Swatch Group AG	1,336	65,814
Swiss Re	7,835	668,450
Swisscom AG	425	159,680
Syngenta AG *	2,361	417,000
Synthes AG	1,078	134,949
UBS AG	46,168	2,736,372
Unaxis Holding AG * (a)	141	70,442
Zurich Financial Services AG	3,365	963,400

		20,287,327
Taiwan - 1.74%
Accton Technology Corp. *	13,000	8,561
Acer Sertek, Inc.	50,000	95,599
Advanced Semiconductor Engineering, Inc. *	73,000	86,514
Advantech Company, Ltd.	5,000	17,906
Asia Cement Corp.	33,000	33,701
Asia Optical Company, Inc.	4,000	18,756
Asustek Computer, Inc.	55,000	146,889
AU Optronics, Corp.	134,000	193,985
BenQ Corp. *	50,000	24,203
Catcher Technology Company, Ltd.	7,000	70,106
Cathay Financial Holdings Company, Ltd.	121,000	264,401
Cathay Real Estate Development Company,
Ltd. *	18,000	12,182
Chang Hwa Commercial Bank *	89,000	59,153
Cheng Shin Rubber Industry Company, Ltd.	12,000	11,727
Cheng Uei Precision Industry Company, Ltd.	5,000	18,665
Chi Mei Optoelectronics Corp.	78,000	79,065
China Airlines *	24,000	11,253
China Development Financial Holdings Corp.	191,000	88,109

The accompanying notes are an integral part of the financial statements. 175

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
China Motor Company	11,000	$10,566
China Steel Corp.	181,000	200,501
Chinatrust Finance Holding Company, Ltd.	133,000	106,158
Chunghwa Picture Tubes, Ltd. *	135,000	25,853
Chunghwa Telecom Company, Ltd.	107,000	201,660
CMC Magnetics Corp. *	65,000	19,924
Compal Communications, Inc.	4,000	13,657
Compal Electronics, Inc.	73,000	64,360
Compeq Manufactuing Company, Ltd. *	19,000	8,361
Delta Electronics Inc.	31,000	100,668
D-Link Corp.	16,000	23,235
E.Sun Financial Holding Company, Ltd.	61,000	40,358
Eternal Chemical Company, Ltd.	9,000	15,624
EVA Airways Corp.	24,000	10,307
Evergreen Marine Corp.	20,000	13,050
Far Eastern Textile, Ltd.	52,000	44,662
First Financial Holding Company, Ltd.	96,000	70,507
Formosa Chemicals & Fibre Corp.	62,000	119,484
Formosa Petrochemical Corp.	42,000	87,569
Formosa Plastic Corp.	89,000	158,282
Formosa Taffeta Company, Ltd.	15,000	11,836
Foxconn Technology Company, Ltd.	7,000	78,392
Fu Sheng Industrial Company, Ltd.	12,000	11,217
Fubon Group Company, Ltd.	78,000	71,964
Fuhwa Financial Holdings Company, Ltd. *	25,000	12,140
Giant Manufacturing Company, Ltd.	4,000	6,118
Gigabyte Technology Company, Ltd.	11,000	8,680
HannStar Display Corp. *	119,000	20,405
High Tech Computer Corp.	7,000	102,929
Hon Hai Precision Industry Company, Ltd.	90,933	634,737
Hua Nan Financial Holdings Company, Ltd.	71,000	54,300
Inventec Appliances Corp.	4,000	10,161
Inventec Company, Ltd.	32,000	25,687
Kinpo Electronics, Inc.	20,000	7,587
Largan Precision Company, Ltd.	2,000	27,466
Lite-On Technology Corp.	52,000	75,988
Macronix International Co., Ltd. *	65,000	26,631
MediaTek, Inc.	17,000	190,895
Mega Financial Holding Company, Ltd.	186,000	124,188
Micro-Star International Company, Ltd.	14,000	10,622
Mitac International	22,000	24,804
Nan Ya Plastics Corp.	110,000	187,284
Nan Ya Printed Circuit Board Corp.	4,000	26,646
Nien Made Enterprises Company, Ltd.	7,000	6,565
Novatek Microelectronics Corp., Ltd.	9,000	44,522
Optimax Technology Corp. *	8,000	4,613
Oriental Union Chemical Corp.	10,000	7,026
Phoenix Precision Technology Corp.	11,000	12,502
Phoenixtec Power Company, Ltd.	7,000	7,372
Polaris Securities Company, Ltd. *	39,518	18,710
Pou Chen Corp.	40,000	44,310
President Chain Store Corp.	11,000	26,707

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Quanta Computer, Inc.	38,000	$65,159
Realtek Semiconductor Corp.	17,000	28,376
Ritek Corp. *	43,000	10,544
Shin Kong Financial Holding Company, Ltd.	62,000	62,094
Siliconware Precision Industries Company	53,000	96,349
SinoPac Holdings Company, Ltd.	115,000	57,936
Synnex Technology International Corp.	18,000	20,650
Taishin Financial Holdings Company, Ltd. *	99,000	52,580
Taiwan Cellular, Corp.	56,000	54,216
Taiwan Cement Corp.	56,000	46,992
Taiwan Fertilizer Company, Ltd.	16,000	29,572
Taiwan Glass Industrial Corp.	13,000	10,791
Taiwan Secom	5,000	8,392
Taiwan Semiconductor
Manufacturing Company, Ltd.	462,000	971,672
Tatung Company, Ltd. *	78,000	35,153
Teco Electric & Machinery Company, Ltd.	32,000	17,190
U-Ming Marine Transport Corp.	8,000	12,043
Uni-President Enterprises Corp.	58,000	56,680
United Microelectronics Corp.	385,000	236,024
Via Technologies Inc. *	23,000	23,803
Walsin Lihwa Corp. *	60,000	31,047
Wan Hai Lines, Ltd.	20,000	13,141
Waterland Financial Holdings	29,000	9,065
Winbond Electronics Corp. *	76,000	28,370
Wintek Corp.	17,000	14,962
Ya Hsin Industrial Company, Ltd.	18,000	15,132
Yageo Corp. *	55,000	24,203
Yang Ming Marine Transport Corp.	22,000	15,023
Yieh Phui Enterprise	18,000	7,675
Yuanta Core Pacific Securities Company	55,000	42,898
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	23,000	9,284
Yulon Motor Company, Ltd.	14,000	16,698
Zyxel Communications Corp.	7,000	10,272

		6,632,551
Thailand - 0.22%
Advanced Info Service PLC	18,000	39,616
Airports of Thailand PCL	8,700	15,550
Aromatics Thailand PCL	4,700	6,040
Bangkok Bank PCL, Foreign Shares	19,100	63,761
Bangkok Bank PCL	9,000	28,981
Bangkok Bank, Public Company, Ltd., NVDR	4,900	15,778
Bangkok Expressway PCL	7,100	4,929
Banpu PCL, Reg.	2,600	14,363
BEC World PCL	18,400	11,524
C.P. Seven Eleven PCL	31,600	5,321
Central Pattana PCL *	15,000	11,411
Charoen Pokphand Foods PCL	61,300	8,403
Delta Electronics Thailand PCL	7,300	3,774
Electricity Generating PCL	2,700	8,056
Electricity Generating, Public Company, Ltd.	3,400	9,994

The accompanying notes are an integral part of the financial statements. 176

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Glow Energy PCL	11,700	$11,752
Hana Microelectronics PCL	11,500	8,748
IRPC PCL *	197,100	34,354
Italian-Thai Development PCL	27,400	4,047
Kasikornbank PCL - Foreign Shares	26,200	51,084
Kasikornbank PCL, NVDR	7,000	13,235
Kasikornbank PCL	4,800	9,075
Kiatnakin Finance PCL	4,500	3,955
Kim Eng Securities Thailand PCL	3,900	1,867
Krung Thai Bank PCL	57,000	19,533
Land & Houses PCL, Foreign Shares	42,300	8,872
Land & Houses PCL, NVDR	21,200	3,977
Land & Houses PCL	46,400	8,704
National Finance PCL	13,300	4,754
Precious Shipping PCL	4,200	6,452
PTT Chemical PCL	5,500	12,674
PTT Exploration & Production PCL	26,700	77,300
PTT PCL	18,800	115,521
Ratchaburi Electricity Generating Holding PCL	5,900	7,713
Rayong Refinery PCL *	32,500	16,226
Sahaviriya Steel Industries PCL *	106,900	3,474
Siam Cement PCL, Foreign Shares	6,100	42,889
Siam Cement PCL, NVDR	1,900	13,022
Siam Cement PCL	3,000	20,561
Siam City Cement PCL	1,300	10,446
Siam Commercial Bank PCL	16,500	31,684
Siam Makro PCL	2,000	4,875
Sino Thai Engineering & Construction PCL	11,800	1,548
Thai Airways International PCL	10,400	12,981
Thai Union Frozen Products PCL	1,900	1,330
Thai Union Frozen Products, Public
Company, Ltd., NVDR	4,300	3,011
Tisco Finance PLC	5,400	3,382
True Corp. PCL *	33,900	6,259

		822,806
Turkey - 0.23%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	1,047	6,847
Akbank AS	18,079	118,865
Akcansa Cimento AS	982	6,352
Aksigorta AS	2,924	11,990
Alarko Holding AS	1,323	3,199
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,331	41,167
Arcelik AS	2,378	16,055
Aygaz AS *	1,469	3,884
Cimsa Cimento Sanayi ve Ticaret AS	747	5,123
Dogan Sirketler Grubu Holdings AS	12,411	20,093
Dogan Yayin Holding AS *	5,058	16,878
Dogus Otomotiv Servis ve Ticaret AS	790	3,714
Eregli Demir ve Celik Fabrikalari TAS	4,619	37,879
Ford Otomotiv Sanayi AS	1,674	14,320
HACI Omer Sabanci Holdings, AS	10,600	42,715

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Hurriyet Gazetecilik AS	4,478	$12,283
Ihlas Holding AS *	7,503	2,970
Is Gayrimenkul Yatirim Ortakligi AS	3,046	6,288
KOC Holdings AS *	5,990	26,043
Migros Turk TAS *	2,294	28,543
Petkim Petrokimya Holding AS *	1,680	7,483
Tofas Turk Otomobil Fabrik AS	3,007	11,161
Trakya Cam Sanayi AS	2,105	6,101
Tupras Turkiye Petrol Rafine AS	2,947	56,773
Turk Hava Yollari AS *	1,700	9,014
Turk Sise ve Cam Fabrikalari AS *	3,541	14,269
Turkcell Iletisim Hizmetleri AS - ADR (a)	3,371	45,509
Turkcell Iletisim Hizmetleri AS	1,935	9,781
Turkiye Garanti Bankasi AS	22,212	84,797
Turkiye Is Bankasi AS	22,656	107,314
Turkiye Vakiflar Bankasi Tao - New Shares *	8,627	18,663
Turkiye Vakiflar Bankasi Tao	9,037	22,105
Ulker Gida Sanayi ve Ticaret AS	1,484	5,057
Vestel Elektronik Sanayi ve Tracaret AS *	1,632	4,038
Yapi ve Kredi Bankasi AS *	15,669	33,897

		861,170
United Kingdom - 17.84%
3i Group PLC	10,806	236,753
Aegis Group PLC	19,151	53,622
Aggreko PLC	6,402	54,592
AMEC PLC	8,282	75,010
Amvescap PLC	16,340	192,621
Anglo American PLC	32,752	1,552,072
ARM Holdings PLC	33,511	84,299
Arriva PLC	4,945	69,641
AstraZeneca Group PLC	35,528	1,995,818
Astro All Asia Networks PLC, GDR	9,800	14,687
Aviva PLC	57,768	926,868
BAE Systems PLC	73,695	629,872
Barclays PLC	148,288	2,152,360
Barratt Developments PLC	5,310	122,692
BBA PLC	7,679	41,195
Bellway PLC	2,786	80,821
Berkeley Group Holdings PLC *	1,981	59,178
BG Group PLC	78,278	1,062,485
BHP Billiton PLC	55,958	1,121,186
BICC PLC	9,905	88,107
Biffa PLC	7,147	45,525
Boots Group PLC	18,671	289,132
Bovis Homes Group PLC	2,613	53,354
BP PLC	449,267	4,599,940
Britannic Group PLC	15,076	185,705
British Airways PLC *	12,165	128,014
British American Tobacco PLC	35,555	1,080,262
British Land Company PLC	11,530	339,007
British Sky Broadcasting Group PLC	26,358	287,968

The accompanying notes are an integral part of the financial statements. 177

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Brixton PLC	5,015	$48,052
BT Group PLC	188,802	1,095,238
Bunzl PLC	8,120	104,959
Burberry Group PLC	10,355	128,263
Cadbury Schweppes PLC	46,994	502,361
Capita Group PLC	14,192	180,105
Carnival PLC	3,766	179,130
Carphone Warehouse (a)	8,921	52,013
Cattles PLC	7,858	66,893
Centrica PLC	82,815	607,922
Charter PLC *	3,680	62,040
Close Brothers Group PLC	3,153	64,009
Cobham PLC	26,375	102,690
Collins Stewart PLC *	4,719	21,104
Compass Group PLC	47,105	279,954
Cookson Group PLC	4,568	52,505
Corus Group PLC	20,067	237,146
CSR PLC * (a)	2,781	39,329
Daily Mail and General Trust PLC	6,226	94,521
Davis Service Group PLC	4,197	42,561
De La Rue PLC	3,325	44,283
Diageo PLC	63,160	1,244,426
Dixons Group PLC	39,705	133,174
Electrocomponents PLC	8,643	44,925
EMAP PLC	5,092	72,161
EMI Group PLC	18,233	86,100
Enterprise Inns PLC	14,677	181,222
First Choice Holidays PLC	11,680	57,904
FirstGroup PLC	9,178	109,453
FKI PLC	9,466	20,424
Friends Provident Ethical Investment
Trust PLC	37,763	152,585
Galiform PLC *	16,109	40,207
Gallaher Group PLC	15,105	333,904
George Wimpey PLC	9,293	103,716
GKN PLC	16,901	114,038
GlaxoSmithKline PLC	131,844	3,698,057
Great Portland Estates PLC (a)	3,281	48,331
Group 4 Securicor PLC	26,898	97,472
Hammerson PLC	6,399	192,914
Hanson PLC	15,846	252,845
Hays PLC	34,831	101,113
HBOS PLC	85,950	1,822,421
HMV Group PLC (a)	6,714	18,305
Home Retail Group	20,546	170,469
HSBC Holdings PLC	262,135	4,581,207
ICAP PLC	10,561	97,567
IMI PLC	8,378	83,891
Imperial Chemical Industries PLC	26,396	238,810
Imperial Tobacco Group PLC	15,619	649,481
Inchcape PLC	10,338	106,153
Intercontinental Hotels Group PLC	8,198	192,960

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
International Power PLC	32,900	$235,541
Intertek Group PLC	3,065	51,852
Invensys PLC *	18,559	103,110
Investec PLC	7,290	88,082
ITV PLC	91,167	196,254
J Sainsbury PLC	33,298	333,909
Johnson Matthey PLC	4,753	143,757
Kesa Electricals PLC	12,473	82,631
Kingfisher PLC	54,090	266,828
Ladbrokes PLC	14,166	112,116
Land Securities Group PLC	10,717	432,609
Legal & General Group PLC	148,109	454,646
Liberty International PLC	6,206	147,534
Lloyds TSB Group PLC	127,984	1,440,936
Logicacmg PLC	33,627	111,798
London Stock Exchange Group PLC	3,743	92,652
Man Group PLC	39,467	424,995
Marks & Spencer Group PLC	38,468	509,308
Meggitt PLC	8,565	56,447
Michael Page International PLC	7,525	70,921
Misys PLC	9,647	44,183
National Express Group PLC	3,440	74,154
National Grid PLC, ADR	62,253	931,670
Next Group PLC	5,240	209,877
Old Mutual PLC	117,562	406,418
Pearson PLC	18,268	283,071
Persimmon PLC	6,249	171,109
Premier Farnell PLC	6,379	22,584
Provident Financial PLC	6,182	88,942
Prudential PLC	55,464	732,700
Punch Taverns PLC	6,262	141,987
Rank Group PLC	12,301	53,986
Reckitt Benckiser PLC	13,943	701,215
Reed Elsevier PLC	28,534	332,170
Rentokil Initial PLC	39,643	115,276
Reuters Group PLC	30,234	258,411
Rexam PLC	12,974	128,257
Rio Tinto PLC	23,608	1,266,930
Rolls-Royce Group PLC *	40,025	385,666
Royal Bank of Scotland Group PLC	72,436	2,854,379
Royal Dutch Shell PLC, A Shares (a)	85,566	2,772,608
Royal Dutch Shell PLC, B Shares	62,886	2,031,537
SAB Miller PLC	20,060	443,831
Schroders PLC	2,444	52,684
Scottish & Newcastle PLC	18,637	192,465
Scottish & Southern Energy PLC	19,624	553,123
Scottish Power PLC	33,286	499,459
Serco Group PLC	11,112	93,013
Severn Trent PLC	5,294	143,402
Signet Group PLC	36,259	83,388
Slough Estates PLC	10,379	151,361
Smith & Nephew PLC	20,678	240,514

The accompanying notes are an integral part of the financial statements. 178

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Smiths Group PLC	12,888	$260,375
SSL International PLC	3,083	22,299
Stagecoach Group PLC	17,628	53,939
Standard Life PLC *	48,577	287,273
Tate & Lyle PLC	10,562	116,325
Taylor Woodrow PLC	13,621	108,671
Tesco PLC	181,012	1,533,798
The Sage Group PLC	29,909	150,769
Tomkins PLC	20,392	102,695
Travis Perkins PLC	2,681	102,912
Trinity Mirror PLC	5,754	55,359
Tullett Prebon PLC *	4,719	57,388
Unilever PLC	28,065	749,204
United Business Media PLC	6,632	92,229
United Utilities PLC	19,709	281,238
Vodafone Group PLC	1,207,198	3,350,519
Whitbread PLC *	4,631	149,696
William Hill PLC	7,627	94,771
Wolseley PLC	15,080	378,311
WPP Group PLC	26,411	382,830
Xstrata PLC	14,014	658,332
Yell Group PLC	17,748	208,523
Yorkshire Water PLC	8,139	142,401

		67,830,252
United States - 0.03%
Southern Copper Corp. (a)	1,400	98,560

TOTAL COMMON STOCKS (Cost $302,577,218)		$366,785,979

PREFERRED STOCKS - 0.87%
Brazil - 0.55%
Aracruz Celulose SA	2,200	11,734
Banco Bradesco SA	11,024	406,024
Banco Itau Holding Financeira SA *	12,000	411,922
Brasil Telecom Participacoes SA *	800,000	6,470
Braskem SA, A Shares	3,800	24,694
Centrais Eletricas Brasileiras SA	1,100,000	23,136
Cia Brasileira de Distribuicao Grupo Pao de
Acucar	260,000	7,706
Cia de Bebidas das Americas, ADR	2,916	141,047
Cia de Bebidas das Americas	100,000	48,573
Cia de Gas de Sao Paulo	50,000	8,276
Cia de Tecidos do Norte de Minas - Coteminas	90,000	11,438
Cia Energetica de Sao Paulo *	3,238,661	38,259
Cia Energetica Minas Gerais	100,000	4,763
Cia Paranaense de Energia *	2,500,000	29,003
Cia Vale do Rio Doce	8,600	253,316
Duratex SA *	1,500	27,871
Eletropaulo Metropolitana de Sao Paulo SA *	498,183	24,574
Gerdau SA	900	15,369
Gol Linhas Aereas Inteligentes SA	1,100	31,488
Klabin SA, ADR	12,000	29,031

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Brazil (continued)
Lojas Americanas SA	700,000	$39,118
Petroleo Brasileiro SA	12,900	260,859
Sadia SA, ADR *	9,000	28,394
Tam SA	1,584	46,538
Tele Norte Leste Participacoes SA	400	5,206
Telemig Celular Participacoes SA	5,300,000	9,648
Telesp Celular Participacoes SA *	9,000	33,530
Tim Participacoes SA	13,240,495	42,522
Usinas Siderurgicas de Minas Gerais SA	1,000	41,693
Votorantim Celulose e Papel SA *	1,000	18,151
Weg SA	3,400	25,173

		2,105,526
Germany - 0.19%
Henkel KGaA, Non-Voting (a)	1,378	194,677
Porsche AG, Non-Voting	176	230,847
RWE AG, Non-Voting	919	84,188
Volkswagen AG, Non-Voting	2,441	215,251

		724,963
Italy - 0.02%
Unipol SpA	20,813	70,838
Russia - 0.04%
Surgutneftegaz, SADR for PFD Shares	1,614	132,348
South Korea - 0.07%
Hyundai Motor Company	820	33,871
LG Electronics, Inc.	310	10,797
Samsung Electronics Company, Ltd.	510	235,572

		280,240

TOTAL PREFERRED STOCKS (Cost $2,696,840)		$3,313,915

WARRANTS - 0.00%
Indonesia - 0.00%
Bank Pan Indonesia Tbk PT
(Expiration Date 10/07/2009, strike
price IDR $400.00) *	25,750	578

TOTAL WARRANTS (Cost $245)		$578

RIGHTS - 0.00%
Australia - 0.00%
WorleyParsons Corp. (Expiration Date
03/20/2007, price AUD $21) *	345	1,742
Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date
01/29/2010, strike price JPY $1.00) *	5,000	2,583
South Korea - 0.00%
Mirae Asset Securities Company, Ltd.
(Expiration Date 03/08/2007, price KRW
$50,000) *	72	276

The accompanying notes are an integral part of the financial statements. 179

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Spain - 0.00%
NH Hoteles SA (Expiration Date 03/14/2007,
price $15.27 EUR) *	1,516	$521

TOTAL RIGHTS (Cost $0)		$5,122

SHORT TERM INVESTMENTS - 16.80%
AIM Short-Term Investment Trust,
STIC Prime Portfolio, Institutional
Class	$5,156,478	$5,156,478
Federated Prime Obligations Fund	1,934,379	1,934,379
State Street Navigator Securities Lending
Prime Portfolio (c)	56,762,844	56,762,844

TOTAL SHORT TERM INVESTMENTS
(Cost $63,853,700)		$63,853,700

Total Investments (International Equity Index Fund)
(Cost $369,128,003) - 114.15%		$433,959,294
Liabilities in Excess of Other Assets - (14.15)%		(53,776,851)

TOTAL NET ASSETS - 100.00%		$380,182,443

International Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.23%
Australia - 4.89%
CSL, Ltd.	189,878 $	11,635,985
Macquarie Bank, Ltd.	313,524	19,544,743
Macquarie Infrastructure Group, Ltd.	789,122	2,391,456

		33,572,184
Austria - 2.89%
Erste Bank der Oesterreichischen
Sparkassen AG	267,421	19,870,054

Bermuda - 1.42%
Esprit Holdings, Ltd.	934,500	9,737,927
Brazil - 2.77%
Gafisa SA	296,583	4,319,021
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	172,138	14,714,356

		19,033,377
Canada - 2.00%
Canadian National Railway Company	154,427	6,750,004
Shoppers Drug Mart Corp.	159,612	6,964,739

		13,714,743
China - 2.24%
CNOOC, Ltd., ADR (a)	75,638	6,091,128
Industrial & Commercial Bank of China *	16,769,000	9,252,247

		15,343,375
France - 11.24%
Accor SA	234,815	20,731,151

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
AXA Group SA	472,809	$20,117,695
Compagnie de Saint-Gobain SA	70,671	6,582,492
JC Decaux SA	258,404	7,394,898
Vallourec SA	34,475	8,544,528
Veolia Environnement SA (a)	195,782	13,811,452

		77,182,216
Germany - 4.15%
Continental AG	197,349	24,624,597
Linde AG	38,123	3,884,281

		28,508,878
Hong Kong - 6.11%
China Merchants Holdings International
Company, Ltd.	1,704,000	6,642,318
China Mobile, Ltd.	2,063,000	19,173,378
Melco PBL Entertainment Macau, Ltd., ADR *	526,253	8,735,800
Shangri-La Asia, Ltd.	2,861,778	7,400,313

		41,951,809
India - 1.19%
ICICI Bank, Ltd., SADR (a)	212,751	8,154,746

Italy - 3.40%
Banca Intesa SpA (a)	3,204,693	23,341,040

Japan - 13.88%
Advantest Corp. (a)	141,400	6,622,335
Chugai Pharmaceutical Company, Ltd. (a)	420,000	10,420,999
Daikin Industries, Ltd. (a)	236,505	8,457,318
Marubeni Corp.	1,600,000	10,049,877
Mitsui Trust Holdings, Inc.	1,023,000	11,424,322
Mizuho Financial Group, Inc.	1,055	7,402,570
Nippon Electric Glass Company, Ltd. (a)	225,305	5,514,059
Sega Sammy Holdings, Inc. (a)	228,818	5,735,441
Toyota Motor Corp.	315,535	21,393,108
Yamada Denki Company, Ltd. (a)	92,028	8,223,315

		95,243,344
Mexico - 7.23%
America Movil SA de CV, Series L SADR	384,514	16,841,713
Cemex SA, ADR *	476,923	16,205,843
Fomento Economico Mexicano SA de CV,
SADR	60,069	6,625,611
Grupo Televisa SA, SADR	363,462	9,918,878

		49,592,045
Singapore - 1.08%
CapitaLand, Ltd. *	1,608,587	7,420,847

Sweden - 0.51%
Volvo AB, Series B	45,044	3,465,393

Switzerland - 16.11%
ABB, Ltd.	620,291	10,406,030
Holcim, Ltd.	67,853	6,740,770
Lonza Group AG	148,513	13,218,753
Nestle SA	41,615	15,498,942
Roche Holdings AG	125,873	22,448,556

The accompanying notes are an integral part of the financial statements. 180

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Swiss Re	108,693	$9,273,234
Syngenta AG *	69,077	12,200,392
UBS AG	350,237	20,758,510

		110,545,187
United Kingdom - 15.12%
BAE Systems PLC	1,663,779	14,220,347
Diageo PLC	508,188	10,012,707
Man Group PLC	1,257,065	13,536,527
Northern Rock PLC	601,585	13,380,959
Reckitt Benckiser PLC	252,334	12,690,273
Royal Bank of Scotland Group PLC	382,437	15,070,130
Tesco PLC	2,938,640	24,900,456

		103,811,399

TOTAL COMMON STOCKS (Cost $559,641,255)		$660,488,564

SHORT TERM INVESTMENTS - 9.03%
State Street Navigator Securities
Lending Prime Portfolio (c)	$61,988,061	$61,988,061

TOTAL SHORT TERM INVESTMENTS
(Cost $61,988,061)		$61,988,061

REPURCHASE AGREEMENTS - 3.84%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$26,355,367 on 3/1/2007,
collateralized by $26,355,000
Federal National Mortgage
Association, 5.40% due
04/13/2009 (valued at
$26,882,100, including interest) (c)	$26,352,000	$26,352,000

TOTAL REPURCHASE AGREEMENTS
(Cost $26,352,000)		$26,352,000

Total Investments (International Opportunities Fund)
(Cost $647,981,316) - 109.10%		$748,828,625
Liabilities in Excess of Other Assets - (9.10)%		(62,431,716)

TOTAL NET ASSETS - 100.00%		$686,396,909

The portfolio had the following five top industry concentrations as of February 28, 2007 (as a percentage of total net assets):

Banking	17.97%
Financial Services	7.74%
Cellular Communications	5.25%
Retail Grocery	4.64%
Insurance	4.28%

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.46%
Australia - 5.12%
Billabong International, Ltd. (a)	324,316	$4,389,546
Downer EDI, Ltd.	1,357,421	7,863,170
PaperlinX, Ltd. (a)	2,601,011	8,292,980
Repco Corp., Ltd. (a)	3,310,055	4,427,840

		24,973,536
Belgium - 1.02%
Barco NV	53,950	4,954,387

Bermuda - 5.39%
Bio-Treat Technology, Ltd. (a)	6,693,612	3,504,050
Giordano International, Ltd.	6,390,365	2,977,761
Ngai Lik Industrial Holding, Ltd.	18,284,513	1,521,456
People's Food Holdings, Ltd.	10,994,174	9,712,168
Texwinca Holdings, Ltd.	7,478,907	5,313,662
Yue Yuen Industrial Holdings, Ltd.	953,833	3,278,532

		26,307,629
Brazil - 0.64%
Companhia de Saneamento de Minas Gerais *	244,500	3,112,028

Canada - 10.60%
Abitibi-Consolidated, Inc.	1,506,500	4,158,437
ATS Automation Tooling Systems, Inc. *	331,900	2,921,480
Domtar Corp. *	508,622	4,242,320
Dorel Industries, Inc., Class B *	185,600	5,551,425
Legacy Hotels Real Estate Investment, REIT	624,001	5,993,908
Linamar Corp.	98,217	1,249,798
MDS, Inc.	332,277	6,190,351
North West Company	466,599	6,479,711
Open Text Corp. *	357,953	7,840,307
Quebecor World, Inc.	285,346	3,779,740
Saxon Energy Services, Inc. *	994,900	3,315,908

		51,723,385
Cayman Islands - 0.63%
Chitaly Holdings, Ltd.	9,456,729	1,779,595
TCL Communication Technology
Holdings, Ltd. *	37,286,192	1,288,767

		3,068,362
China - 3.19%
BYD Company, Ltd., H Shares *	993,269	4,043,494
China Oilfield Services Ltd., H shares	8,017,031	5,141,787
Sinotrans, Ltd., Class H	16,490,000	6,396,259

		15,581,540
Denmark - 1.27%
Vestas Wind Systems AS *	132,940	6,207,517

Finland - 3.34%
Amer Sport Oyj (a)	339,154	7,457,692
Elcoteq SE (a)	236,744	2,653,010
Huhtamaki Oyj (a)	379,086	6,189,126

		16,299,828
Germany - 2.71%
Jenoptik AG * (a)	737,145	7,022,017

The accompanying notes are an integral part of the financial statements. 181

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Vossloh AG	73,625	$6,203,043

		13,225,060
Hong Kong - 4.48%
China Pharmaceutical Group, Ltd. *	8,402,384	1,473,621
China Resource Power Holdings, Ltd.	2,759,273	3,885,529
Dah Sing Financial Group	463,574	4,038,406
Fountain Set Holdings, Ltd.	11,313,425	3,809,015
Lerado Group Holdings	12,649,682	1,813,679
Travelsky Technology, Ltd.	1,327,566	2,430,272
Weiqiao Textile Company, Ltd.	3,138,106	4,418,991

		21,869,513
Indonesia - 0.49%
Astra International Tbk PT	1,560,881	2,401,618

Japan - 5.22%
Meitec Corp. (a)	114,611	3,594,613
Nichii Gakkan Company, Ltd. (a)	373,866	7,585,412
Sohgo Security Services Company, Ltd. (a)	462,573	8,896,387
Takuma Company, Ltd. (a)	698,000	4,219,038
Tokyo Individualized Educational Institute, Inc. (a)	509,085	1,187,822

		25,483,272
Luxembourg - 0.44%
Thiel Logistik AG *	577,341	2,161,699

Mexico - 0.43%
Promotora Ambiental SA de CV *	1,105,900	2,106,240

Netherlands - 7.03%
Aalberts Industries NV	37,553	3,617,033
Draka Holdings * (a)	216,668	6,791,040
Imtech NV	44,668	3,064,823
OPG Groep NV	68,477	8,262,586
SBM Offshore NV (a)	117,904	4,194,651
Vedior NV	382,984	8,355,602

		34,285,735
Philippines - 0.12%
PNOC Energy Development Corp. *	5,000,000	598,555

Singapore - 2.32%
Cerebos Pacific, Ltd.	239,226	488,408
Huan Hsin Holdings, Ltd.	3,335,298	1,178,550
Osim International, Ltd. (a)	4,045,008	2,633,676
Venture Corp., Ltd.	777,229	7,018,558

		11,319,192
South Korea - 6.41%
Daeduck Electronics Company, Ltd.	448,800	3,655,212
Daegu Bank	224,630	3,828,310
Halla Climate Control Company, Ltd.	600,100	6,531,484
Pusan Bank	653,820	9,060,102
Sindo Ricoh Company, Ltd.	78,430	4,205,697
Youngone Corp.	747,110	4,006,271

		31,287,076

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden - 1.16%
D. Carnegie & Company AB (a)	270,066	$5,676,126

Switzerland - 1.80%
Kuoni Reisen Holding AG, Series B *	4,610	2,647,252
Verwaltungs-und Privat-Bank AG	25,155	6,154,617

		8,801,869
Taiwan - 9.30%
Acbel Polytech, Inc.	5,100,000	2,321,700
BenQ Corp. *	3,818,000	1,848,167
D-Link Corp.	9,796,600	14,226,626
Fu Sheng Industrial Company, Ltd.	4,922,320	4,601,137
Giant Manufacturing Company, Ltd.	850,000	1,300,152
KYE System Corp.	3,118,087	3,723,724
Pihsiang Machinery Mfg. Company, Ltd.	2,610,000	4,412,049
Simplo Technology Company, Ltd.	1,306,000	4,835,569
Ta Chong Bank, Ltd.	4,809,000	1,576,243
Taiwan Fu Hsing	2,886,000	2,452,443
Test-Rite International Company, Ltd.	7,155,672	4,104,467

		45,402,277
Thailand - 4.07%
Bank of Ayudhya PLC	8,440,400	4,862,269
BEC World PCL	3,801,979	2,381,151
Glow Energy PCL	6,865,525	6,895,948
Total Access Communication PCL * (a)	1,366,012	5,737,250

		19,876,618
United Kingdom - 12.05%
Bodycote International	1,043,903	5,497,707
Burberry Group PLC	336,989	4,174,133
Fiberweb PLC	629,910	2,606,983
FKI PLC	4,023,600	8,681,298
Future PLC	5,499,140	4,692,035
Game Group PLC	5,938,356	16,306,901
iSOFT Group PLC * (a)	3,586,009	3,130,030
John Wood Group PLC	801,703	4,202,506
Yule Catto & Company PLC	1,934,304	9,532,525

		58,824,118
United States - 2.23%
GSI Group, Inc. * (a)	381,584	3,556,363
Quebecor World, Inc.	146,526	1,932,678
Steiner Leisure, Ltd. * (a)	119,255	5,391,519

		10,880,560

TOTAL COMMON STOCKS (Cost $363,234,007)		$446,427,740

SHORT TERM INVESTMENTS - 15.53%
Dresdner Bank AG Euro Dollar Time Deposit
5.32% due 03/01/2007	$18,720,000	$18,720,000
State Street Navigator Securities Lending
Prime Portfolio (c)	57,095,812	57,095,812

TOTAL SHORT TERM INVESTMENTS
(Cost $75,815,812)		$75,815,812

The accompanying notes are an integral part of the financial statements. 182

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.03%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$147,019 on 03/01/2007,
collateralized by $145,000 Federal
Home Loan Bank, 5.50% due
07/15/2036 (valued at $154,063,
including interest) (c)	$147,000	$147,000

TOTAL REPURCHASE AGREEMENTS
(Cost $147,000)		$147,000

Total Investments (International Small Cap Fund)
(Cost $439,196,819) - 107.02%		$522,390,552
Liabilities in Excess of Other Assets - (7.02)%		(34,271,742)

TOTAL NET ASSETS - 100.00%		$488,118,810

The portfolio had the following five top industry concentrations as of February 28, 2007 (as a percentage of total net assets):

Apparel & Textiles	5.88%
Banking	5.22%
Computers & Business Equipment	5.16%
Electrical Equipment	5.07%
Software	4.28%

International Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.76%
Australia - 5.67%
ABB Grain, Ltd.	31,128	$181,053
Adelaide Bank, Ltd. (a)	21,763	228,776
Adelaide Brighton, Ltd.	105,031	273,539
Adsteam Marine, Ltd. (a)	56,048	111,467
Alesco Corp., Ltd. (a)	17,528	172,225
Allegiance Mining NL *	149,191	71,822
Amadeus Energy, Ltd. *	46,767	29,527
Amalgamated Holdings, Ltd.	10,448	53,596
Ansell, Ltd.	30,331	278,869
Aquila Resources, Ltd. * (a)	17,822	65,825
ARB Corp., Ltd.	16,596	55,534
ARC Energy, Ltd. * (a)	36,745	36,249
Arrow Energy NL *	40,589	41,643
Aspen Group, Ltd.	36,815	65,372
Ausdrill, Ltd.	40,729	62,358
Auspine, Ltd. (a)	13,590	41,828
Austal, Ltd.	37,191	105,664
Austar United Communications, Ltd. *	187,684	197,740
Austereo Group, Ltd.	68,999	114,353
Australian Agricultural Company, Ltd.	54,556	102,042
Australian Infrastructure Fund (a)	68,698	141,505

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Australian Pipeline Trust (a)	68,766	$224,678
Australian Worldwide Exploration, Ltd. *	74,302	158,912
AVJennings, Ltd.	46,839	51,012
Babcock & Brown Environmental
Investments, Ltd. *	19,026	16,517
Ballarat Goldfields NL *	289,292	76,484
Bank of Queensland, Ltd. (a)	19,932	236,584
BayCorp Advantage, Ltd.	39,472	103,734
Beach Petroleum, Ltd. (a)	116,947	105,216
Bendigo Mining, Ltd. * (a)	31,918	8,187
Biota Holdings, Ltd. *	39,986	48,913
Bolnisi Gold NL	53,676	124,965
Boom Logistics, Ltd. (a)	25,797	72,274
Bradken, Ltd. (a)	22,400	150,264
Cabcharge Australia, Ltd. (a)	19,412	154,119
Campbell Brothers, Ltd.	10,212	185,284
Candle Australia, Ltd.	16,578	44,483
CBH Resources, Ltd. * (a)	158,181	74,902
Cellestis, Ltd. *	15,855	43,544
Centennial Coal Company, Ltd. (a)	24,000	49,436
Citigold Corp, Ltd. *	151,498	50,814
City Pacific, Ltd. (a)	14,563	54,133
Clinuvel Pharmaceuticals, Ltd. *	69,980	56,885
Coates Hire, Ltd.	42,263	167,437
Commander Communications, Ltd. (a)	51,170	79,151
Compass Resources NL *	15,577	68,228
ConnectEast Group *	209,822	231,000
Consolidated Rutile, Ltd.	52,500	29,417
Corporate Express Australia, Ltd. (a)	17,731	84,660
Count Financial, Ltd. (a)	24,455	49,408
Crane Group, Ltd.	15,112	194,400
David Jones, Ltd.	91,130	317,166
Downer EDI, Ltd.	54,269	314,366
Duet Group	73,486	179,205
Energy Developments, Ltd.	26,074	92,599
Energy World Corp., Ltd. *	45,414	26,164
Envestra, Ltd.	149,110	141,213
Equigold NL	27,470	34,904
FKP Property Group	36,510	194,490
Fleetwood Corp., Ltd.	8,292	58,569
Flight Centre, Ltd. (a)	15,759	214,290
Forest Enterprises Australia, Ltd.	81,488	45,660
Funtastic, Ltd. (a)	32,287	46,503
Futuris Corp., Ltd. (a)	81,422	134,942
Gindalbie Metals, Ltd. *	112,045	45,539
GrainCorp., Ltd.	3,921	29,676
GRD, Ltd. *	30,341	51,482
Great Southern Plantations, Ltd. (a)	42,976	66,307
GUD Holdings, Ltd.	13,336	82,093
Gunns, Ltd. (a)	55,826	119,837
GWA International, Ltd.	49,659	163,818
Healthscope, Ltd. (a)	27,000	126,785

The accompanying notes are an integral part of the financial statements. 183

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Herald Resources, Ltd. *	17,198	$14,523
Hills Industries, Ltd.	35,551	151,507
Home Building Society, Ltd.	2,685	31,785
Horizon Oil, Ltd. *	172,869	39,564
Housewares International, Ltd.	39,380	76,764
HPAL, Ltd.	31,154	50,403
IBA Health, Ltd.	61,203	68,830
IBT Education, Ltd.	26,000	40,012
Incitec Pivot, Ltd. (a)	11,723	406,154
Independence Group NL (a)	19,208	66,396
Indophil Resources NL *	72,190	36,462
Infomedia, Ltd.	87,333	50,314
Integrated Group, Ltd.	18,608	37,154
Invocare, Ltd. (a)	11,216	48,773
IOOF Holdings, Ltd.	13,384	103,620
Iress Market Technology, Ltd.	19,452	116,057
IWL, Ltd.	11,971	45,443
JB Hi-Fi, Ltd. (a)	21,677	125,056
Jubilee Mines NL (a)	15,147	196,046
Just Group, Ltd.	31,400	92,185
Kingsgate Consolidated, Ltd. (a)	11,715	34,023
MacArthur Coal, Ltd.	24,217	93,076
Macmahon Holdings, Ltd.	114,544	75,934
Metabolic Pharmaceuticals, Ltd. *	61,498	8,008
MFS, Ltd.	12,094	56,790
Minara Resources, Ltd.	21,175	108,122
Mincor Resources NL	54,880	125,603
Mineral Deposits, Ltd. *	39,608	45,325
Monadelphous Group, Ltd.	15,546	130,787
Mortgage Choice, Ltd.	74	171
Mount Gibson Iron, Ltd. *	64,184	36,218
MYOB, Ltd.	33,790	32,801
New Hope Corp., Ltd.	144,455	165,306
Nido Petroleum, Ltd. *	256,103	39,413
Oakton, Ltd.	15,760	51,741
Oceana Gold, Ltd. *	73,000	42,056
Pacific Brands, Ltd.	86,300	199,556
Pacifica Group, Ltd.	44,486	77,238
Pan Australian Resources, Ltd. *	284,957	77,586
PaperlinX, Ltd. (a)	78,654	250,778
Peet & Company, Ltd.	16,000	53,666
Peptech, Ltd. *	37,842	49,277
Perilya, Ltd.	22,014	76,791
Perseverance Corp., Ltd. *	143,419	45,840
Petsec Energy, Ltd. *	36,147	58,481
Pharmaxis, Ltd. *	50,510	126,364
PMP, Ltd. *	52,337	78,065
Primary Health Care, Ltd. * (a)	21,541	207,402
Prime Television, Ltd.	3,886	11,807
Programmed Maintenance Services, Ltd.	14,398	58,746
pSivida, Ltd. * (a)	95,189	15,776
RCR Tomlinson, Ltd.	22,598	34,777

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Rebel Sport, Ltd.	25,251	$88,680
Resolute Mining, Ltd. * (a)	36,122	40,766
Ridley Corp., Ltd.	47,426	41,171
Roc Oil Company, Ltd. * (a)	57,533	145,296
Rural Press, Ltd.	22,812	239,443
SAI Global, Ltd.	16,304	46,579
Sally Malay Mining, Ltd. *	43,373	139,658
Select Harvests, Ltd.	6,064	48,288
ServCorp, Ltd.	13,939	58,193
Silex Systems, Ltd. * (a)	13,874	71,718
Sino Gold, Ltd. * (a)	25,236	143,596
Sino Strategic International, Ltd. *	11,948	27,345
Skilled Group, Ltd.	12,793	59,164
Smorgon Steel Group, Ltd.	39,905	60,152
SMS Management & Technology, Ltd.	12,633	42,372
Southern Cross Broadcasting Australia, Ltd.	5,208	66,050
Specialty Fashion Group, Ltd. *	51,331	82,641
Spotless Group, Ltd. (a)	44,584	167,484
St. Barbara, Ltd. *	100,516	44,027
Straits Resources, Ltd.	31,023	82,999
STW Communications Group, Ltd. (a)	36,346	85,479
Summit Resources, Ltd. *	45,100	160,880
Sunland Group, Ltd. (a)	52,174	158,527
Ten Network Holdings, Ltd. *	85,802	219,396
Thakral Holdings Group	137,513	97,673
The Reject Shop, Ltd.	8,900	73,400
TimberCorp., Ltd. (a)	49,460	77,677
Tower Australia Group, Ltd. *	20,733	46,306
Transfield Services, Ltd. (a)	34,219	297,062
UXC, Ltd.	52,216	70,879
Vision Group Holdings, Ltd.	10,354	25,168
Wattyl, Ltd.	16,745	43,874
Western Areas NL *	30,734	93,383
WHK Group, Ltd.	56,586	101,819

		15,423,353
Austria - 0.39%
BWT AG	830	40,741
Intercell AG * (a)	5,499	162,606
Palfinger AG	437	64,177
RHI AG * (a)	2,744	124,670
Wienerberger Baustoffindustrie AG	10,801	664,498

		1,056,692
Belgium - 0.84%
Banque Nationale de Belgique	20	99,439
Barco NV	1,899	174,391
Bekaert SA	500	60,000
CFE (CIE Francois D'enter) (a)	75	109,648
Compagnie Maritime Belge SA	2,799	149,314
Deceuninck NV (a)	4,147	131,845
Duvel Moortgat SA	873	43,082
Econocom Group	5,040	47,611

The accompanying notes are an integral part of the financial statements. 184

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium (continued)
Elia System Operator SA/NV	1,237	$48,362
Euronav NV (a)	3,000	90,655
Exmar NV	1,797	57,655
Icos Vision Systems NV *	922	36,425
Innogenetics *	3,366	37,854
Ion Beam Applications *	2,557	73,209
Melexis NV	4,995	93,380
Nord-Sumatra Investissements *	47	36,439
Omega Pharma SA	5,762	445,741
Option NV * (a)	3,580	65,838
Recticel SA	3,266	46,452
Roularta Media Group NV	668	54,354
SA D'Ieteren Trading NV	569	212,670
Tessenderlo Chemie NV	2,660	120,818
Van De Velde NV	870	41,806

		2,276,988
Bermuda - 0.43%
Cafe de Coral Holdings, Ltd.	58,000	102,909
China Oriental Group Company, Ltd.	224,000	78,571
Digital China Holdings, Ltd.	141,000	54,512
Giordano International, Ltd.	1,113,708	518,962
Smartone Telecommunications Holdings, Ltd.	46,500	47,026
South China Morning Post, Ltd.	146,000	56,445
Texwinca Holdings, Ltd.	423,961	301,218

		1,159,643
Canada - 4.21%
Aastra Technologies, Ltd. *	4,100	123,159
Agricore United	5,400	67,837
Algoma Steel, Inc. *	5,400	232,355
Angiotech Pharmaceuticals, Inc. *	3,200	21,194
ATS Automation Tooling Systems, Inc. *	9,100	80,101
Axcan Pharma, Inc. *	2,100	33,309
Ballard Power Systems, Inc. *	21,400	129,298
Boralex, Inc., Class A *	4,500	46,532
BPO Properties, Ltd.	1,050	60,120
Breakwater Resources, Ltd. *	36,500	65,504
Calfrac Well Services, Ltd.	1,600	25,446
Canadian Superior Energy, Inc. *	16,800	40,631
Canadian Western Bank	11,034	228,007
Canam Group, Inc.	5,500	45,122
Canfor Corp. *	7,200	70,822
CanWest Global Communications Corp. *	1,200	11,557
Cardiome Pharma Corp. *	11,800	129,077
Cascades, Inc.	17,950	200,799
Catalyst Paper Corp. *	43,000	126,779
CCL Industries, Inc.	2,000	61,189
CHC Helicopter Corp.	2,600	53,304
Cogeco Cable, Inc.	1,500	54,224
COM DEV International, Ltd. *	4,300	21,607
Corus Entertainment, Inc., Class B *	3,400	135,169
Cott Corp. *	10,300	144,182

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Crystallex International Corp. *	34,200	$102,295
Domtar Corp. *	113,788	949,084
Dorel Industries, Inc., Class B *	3,800	113,661
Dundee Corp., Class A *	1,800	84,989
Dundee Wealth Management, Inc.	21,542	302,838
Dynatec Corp. *	58,900	131,879
Emergis, Inc. *	20,420	94,409
EnerFlex Systems Income Fund	20,600	183,088
FirstService Corp. *	2,700	67,422
FNX Mining Company, Inc. *	2,700	46,263
Forzani Group, Ltd. *	8,400	137,828
Galleon Energy, Inc. *	9,650	142,010
Garda World Security Corp. *	1,900	32,637
Golden Star Resources, Ltd. *	35,800	130,944
Great Basin Gold, Ltd. *	21,300	43,505
High River Gold Mines, Ltd. *	48,300	92,460
Husky Injection Molding Systems, Ltd.	2,300	11,420
Imax Corp. *	9,300	42,441
International Forest Products, Ltd., Class A *	3,400	23,303
International Royalty Corp.	7,800	40,595
Intertape Polymer Group, Inc. *	9,300	43,871
Iteration Energy, Ltd. *	10,600	41,760
Kingsway Financial Services, Inc.	15,200	287,464
Labopharm Inc. *	12,200	69,541
Laurentian Bank of Canada	6,400	170,754
Leon's Furniture, Ltd.	811	34,654
Linamar Corp.	39,306	500,164
LionOre Mining International, Ltd. *	44,138	592,203
Martinrea International, Inc. *	14,200	153,510
MEGA Brands, Inc. *	2,100	45,961
MI Developments, Inc., Class A	900	33,073
Miramar Mining Corp. *	22,700	103,592
MOSAID Technologies, Inc.	1,600	37,452
Norbord, Inc.	5,000	37,816
North American Palladium, Ltd. *	10,150	78,067
Northern Orion Resources, Inc. *	37,700	158,191
Northgate Minerals Corp. *	16,100	57,512
Open Text Corp. *	71,989	1,576,788
Pason Systems, Inc.	1,500	18,087
Patheon, Inc. *	21,400	84,675
Peru Copper, Inc. *	11,800	46,589
Petrobank Energy & Resources, Ltd. *	12,700	253,642
QLT, Inc. *	24,600	206,235
Quebecor World, Inc.	21,545	285,389
Reitman's Canada, Ltd., Class A	400	7,404
RIO Narcea Gold Mines, Ltd. *	19,000	60,078
Russel Metals, Inc.	2,300	54,073
Saskatchewan Wheat Pool *	20,300	144,857
ShawCor, Ltd.	2,500	51,617
Sierra Wireless, Inc. *	6,250	84,872
Sino-Forest Corp. *	21,500	175,653
St. Lawrence Cement Group, Inc.	3,200	109,935

The accompanying notes are an integral part of the financial statements. 185

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Stantec, Inc. *	10,100	$252,640
Tanzanian Royalty Exploration Corp. *	17,900	98,667
Tembec, Inc. *	4,700	8,515
Tesco Corp. *	7,300	151,471
TLC Vision Corp. *	3,200	17,775
Torstar Corp., Class B	1,400	21,715
Transat A.T., Inc., Class B	2,100	60,049
Transcontinental, Inc., Class A	400	7,319
Transglobe Energy Corp. *	8,000	35,209
Tundra Semiconductor Corp. *	2,300	20,835
Uni-Select, Inc.	4,200	110,083
Vitran Corp., Inc. *	300	5,712
Zarlink Semiconductor, Inc. *	33,700	69,119
ZCL Composites, Inc.	1,000	11,537

		11,456,520
China - 0.02%
Solomon Systech International, Ltd.	320,000	63,086

Denmark - 1.30%
Alm. Brand Skadesforsikring A/S *	3,700	262,765
Amagerbanken A/S (a)	1,350	91,080
AS Det Ostasiatiske Kompagni (a)	4,300	189,333
Bang & Olufsen A/S - B Series	2,100	253,533
Bavarian Nordic A/S *	1,050	101,227
Capinordic A/S * (a)	9,300	44,416
D.S. Norden A/S	75	70,574
Dalhoff Larsen & Horneman A/S	2,500	51,488
DFDS A/S	550	74,702
DiBa Bank A/S	110	47,555
EDB Gruppen	700	28,647
Fionia Bank A/S	125	36,285
Fluegger A/S	300	36,219
Forstaedernes Bank A/S (a)	700	105,142
Genmab A/S *	5,200	308,359
IC Companys A/S (a)	1,800	103,863
NeuroSearch A/S *	3,550	197,278
Nordjyske Bank A/S	1,190	45,847
Parken Sport & Entertainment A/S *	450	115,847
Pharmexa A/S *	10,600	30,300
Ringkjoebing Landbobank A/S *	535	112,084
Roskilde Bank	450	51,532
Royal UNIBREW A/S	875	107,192
Sanistal A/S, B Shares	250	45,718
Satair A/S	1,000	44,919
Schouw & Company	2,450	164,859
SimCorp. A/S	1,150	242,969
Sjaelso Gruppen A/S	240	83,176
Spar Nord Bank A/S	12,250	293,614
TK Development Corp. * (a)	6,500	114,250
Vestjysk Bank A/S	1,425	80,960

		3,535,733

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland - 1.81%
Aldata Solution Oyj *	13,900	$25,563
Amer Sport Oyj (a)	41,993	923,388
Aspo Oyj	4,950	47,285
Cramo Oyj, B Shares	2,125	62,359
eQ Oyj	3,000	20,997
Finnair Oyj	400	7,145
Finnlines Oyj	6,400	145,218
F-Secure Oyj	13,850	35,916
Hk-Ruokatalo Oyj	6,090	130,207
Huhtamaki Oyj (a)	45,417	741,498
KCI Konecranes Oyj (a)	51,234	1,599,052
Kemira Oyj	5,177	116,372
Lassila & Tikanoja Oyj	2,695	82,544
Lemminkainen Oyj	2,350	136,772
M-real Oyj, B Shares	7,950	54,064
Nokian Renkaat Oyj (a)	10,506	256,593
Olvi Oyj	2,000	60,860
Poyry Oyj	7,200	124,600
Ramirent Oyj	1,600	117,296
Stockmann Oyj Abp	1,150	50,955
Uponor Oyj	3,000	105,063
Vaisala Oyj	1,800	81,042

		4,924,789
France - 3.65%
Ales Groupe	1,081	23,770
Alten *	3,914	138,575
Altran Technologies SA * (a)	16,346	137,978
April Group	2,848	165,794
Archos *	1,721	59,201
Assystem	4,109	76,110
Audika	1,625	46,224
Avanquest Software *	1,218	27,637
Bacou Dalloz	1,599	209,440
Beneteau SA	2,321	261,018
Bonduelle S.C.A.	961	118,881
Bongrain SA	1,100	110,025
Bull SA * (a)	11,140	74,136
Canal Plus	16,823	198,761
Carbone Lorraine	2,556	145,414
Cegid	1,808	79,847
CFF Recycling	3,722	196,976
Club Mediterranee * (a)	2,334	132,784
Compagnie Plastic-Omnium SA	3,169	153,455
Delachaux SA	2,118	176,820
Electricite de Strasbourg	1,094	257,061
Etam Developpement SA	1,713	127,371
Faurecia *	1,503	101,913
Fleury Michon SA	344	21,391
Foncia Groupe	1,152	60,280
Generale de Sante	7,088	291,649
Geodis	967	198,348

The accompanying notes are an integral part of the financial statements. 186

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
GFI Informatique	9,954	$86,920
GL Events	1,835	101,967
Groupe Crit	1,884	89,361
Groupe Go Sport *	364	31,303
Groupe Open *	2,447	46,944
Groupe Steria SCA	2,803	185,426
Guerbet	558	99,658
Guyenne et Gascogne SA	1,445	198,904
Havas SA	9,000	51,797
IMS-Intl Metal Service	1,512	50,711
Ingenico *	4,381	101,609
IPSOS	1,456	48,159
Kaufman & Broad SA	2,353	169,666
Lafuma SA	424	32,256
Laurent-Perrier	1,018	111,790
Lectra	6,134	46,178
LISI	610	54,073
LVL Medical Groupe SA *	3,125	68,633
Maisons France Confort	709	59,660
Manitou BF SA	3,693	190,066
Manutan (Societe)	1,304	90,576
Mr Bricolage	1,756	42,981
Nexans SA	4,405	547,078
Nexity	1,600	128,706
Norbert Dentressangle	1,107	93,369
Orpea *	2,098	185,143
Penauille Polyservices *	2,528	35,320
Petit Forestier	643	57,415
Pierre & Vacances	1,327	176,008
Pinguely-Haulotte	1,656	48,771
Provimi SA	2,418	98,789
Radiall SA	349	48,483
Rallye SA	5,515	290,479
Remy Cointreau SA	933	61,856
Robertet SA	258	41,132
Rubis	1,582	123,491
SEB SA	1,821	302,195
Silicon-On-Insulator Technologies *	10,465	290,760
Sopra Group SA	2,126	180,048
Spir Communication	493	71,018
SR Teleperformance	8,451	362,939
Stallergenes	2,320	146,015
STEF-TFE	799	55,604
Sucriere de Pithiviers-Le-Vieil	73	69,057
Synergie SA	816	39,946
Tessi SA	206	13,573
Theolia SA *	3,605	119,240
Toupargel-Agrigel	936	54,489
Trigano SA	2,853	149,061
Ubi Soft Entertainment SA *	5,766	254,036
Union Financiere de France BQE SA	725	48,344
Viel et Compagnie	7,076	46,061

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Vilmorin et Compagnie	901	$88,440
Virbac SA	1,389	92,070
Vranken - Pommery Monopole	721	54,660

		9,923,093
Germany - 4.20%
Aareal Bank AG *	5,955	278,908
Adlink Internet Media AG *	4,151	95,560
ADVA AG Optical Networking * (a)	4,237	48,770
Aixtron AG * (a)	20,549	140,015
Augusta Technologie AG *	2,266	37,475
AWD Holding AG (a)	4,069	180,347
Baader Wertpapierhandelsbank AG	12,358	81,261
Balda AG (a)	3,189	42,403
Beate Uhse AG	5,482	33,654
Bechtle AG	3,518	98,163
Bilfinger Berger AG	2,926	242,843
Biotest AG	1,095	52,068
Boewe Systec AG (a)	1,342	84,888
CENTROTEC Sustainable AG *	1,081	41,476
Comdirect Bank AG (a)	8,396	119,748
Conergy AG (a)	1,920	136,310
CTS Eventim AG	2,979	112,723
Curanum AG	4,385	39,741
D & S Europe AG *	12,806	142,829
Deutz AG * (a)	13,899	192,901
Douglas Holding AG	8,523	493,905
Drillisch AG *	6,749	66,969
Duerr AG *	2,766	77,583
DVB Bank AG	11	3,566
EM.TV AG * (a)	9,200	52,340
Epcos AG (a)	17,467	282,401
Escada AG * (a)	2,739	123,573
Evotec AG *	8,820	43,060
Fielmann AG (a)	1,902	121,972
Fuchs Petrolub AG	1,810	123,927
Gerry Weber International AG (a)	3,420	79,185
Gesco AG	829	41,679
GFK AG	2,880	127,648
GPC Biotech AG * (a)	5,604	154,071
Grenkeleasing AG	1,687	68,634
Hawesko Holding AG	1,432	41,700
Indus Holding AG	2,245	86,731
IWKA AG * (a)	6,306	184,968
Jenoptik AG * (a)	20,577	196,016
Kloeckner-Werke AG (a)	12,754	190,678
Kontron AG (a)	7,100	104,082
Krones AG	1,956	310,546
KSB AG *	139	72,642
KWS Saat AG	415	51,426
Leoni AG	6,550	266,826
Mania Technologie AG *	6,080	24,937

The accompanying notes are an integral part of the financial statements. 187

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
MasterFlex AG	1,234	$39,885
Mediclin AG *	8,648	48,627
Medion AG (a)	5,908	65,972
Mobilcom AG * (a)	10,782	308,840
Morphosys AG *	835	57,889
MTU Aero Engines Holding AG	6,500	340,553
MVV Energie AG	7,457	256,516
Nemetschek AG	1,701	55,588
Norddeutsche Affinerie AG (a)	10,201	306,909
Nordex AG * (a)	3,448	106,064
Pfeiffer Vacuum Technology AG	2,709	218,525
Pfleiderer AG (a)	5,794	172,633
Qiagen AG * (a)	23,319	380,099
QSC AG * (a)	22,823	166,078
R Stahl AG	1,092	51,636
Rational AG (a)	513	86,103
REpower Systems AG * (a)	2,195	397,861
Rhoen-Klinikum AG (a)	3,519	188,793
Sartorius AG	997	53,819
SGL Carbon AG *	12,140	326,858
SHB Stuttgarter Finanz- und Beteiligungs AG	951	44,038
Singulus Technologies * (a)	6,859	100,912
Sixt AG (a)	2,811	163,231
Software AG	5,638	427,421
Strabag AG	320	65,581
Suess MicroTec AG *	4,728	51,920
Takkt AG	4,283	81,599
Techem AG	3,577	263,934
Vossloh AG	7,123	600,126
Wincor Nixdorf AG	1,125	183,658
Wire Card AG *	12,980	136,527
Wuerttembergische Lebensversicherung AG	1,865	101,167

		11,442,510
Greece - 1.24%
Aspis Bank SA *	10,270	52,720
Astir Palace Hotel SA *	6,080	51,483
Athens Medical Center SA	8,110	52,791
Attica Holdings SA	16,150	93,589
Autohellas SA	8,930	61,437
Bank of Attica *	5,325	34,381
Bank of Greece	1,980	251,223
Blue Star Maritime SA	12,260	51,581
C. Rokas SA	3,530	97,330
Delta Holdings SA	6,490	123,819
Ethniki General Insurance Company, Inc. *	10,740	80,142
Forthnet SA *	3,580	50,681
Fourlis SA	2,950	67,366
Frigoglass SA	5,740	128,496
GEK Group of Companies, SA	4,450	50,751
Geniki Bank *	7,120	75,738
Halcor SA	19,210	149,445

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Hellenic Technodomiki Tev SA	25,060	$348,134
Heracles General Cement Company	4,800	104,786
Iaso SA	11,020	109,642
Intracom SA *	20,200	120,265
J&P-Avax SA	12,040	108,958
Lamda Detergent SA	6,403	66,586
Maritime Company of Lesvos *	23,670	31,003
Metka SA	4,120	57,780
Michaniki SA	17,800	124,817
Minoan Lines Shipping SA *	16,450	108,821
Mytilineos Holdings SA	3,990	178,218
Neochimiki Lv Lavrentiadis	2,640	66,015
Pantechniki SA	9,420	55,586
S&B Industrial Minerals SA	3,540	47,117
Sarantis SA	3,820	36,793
Terna SA	6,110	97,976
Viohalco SA	18,430	247,252

		3,382,722
Hong Kong - 2.93%
Alco Holdings, Ltd.	94,000	49,337
Allied Group, Ltd.	34,000	84,439
Allied Properties HK, Ltd.	56,000	62,369
AMVIG Holdings, Ltd.	54,000	45,141
Asia Financial Holdings, Ltd.	98,000	40,522
Asia Satellite Telecom Holdings Company, Ltd.	331,720	751,636
Asia Standard International Group	1,561,314	47,969
Baltrans Holdings, Ltd.	8,000	5,715
Century City International Holdings, Ltd.	3,496,000	48,782
Champion Technology Holdings, Ltd.	248,000	49,527
Chen Hsong Holdings	74,000	52,860
Chevalier International Holdings, Ltd.	32,000	33,182
Chia Hsin Cement Greater China Holding
Corp. *	232,000	39,797
China Aerospace International Holdings, Ltd. *	509,400	87,383
China Agri-Industries Holdings, Ltd. *	106,000	47,358
China Gas Holdings, Ltd.	248,000	58,099
China Green Holdings, Ltd.	93,000	67,623
China Insurance International Holdings
Company, Ltd. *	132,000	143,633
China Metal International Holdings, Inc.	108,000	43,551
China Pharmaceutical Group, Ltd. *	346,000	60,682
China Rare Earth Holdings, Ltd.	212,000	51,293
China Resources Logic, Ltd.	390,000	42,437
China Solar Energy Holdings, Ltd. *	540,000	60,833
Chinese People Gas Holdings Company, Ltd. *	654,000	44,373
Chow Sang Sang Holdings	108,000	73,691
CITIC 21CN Company, Ltd. *	296,000	32,967
CITIC Resources Holdings, Ltd. *	364,000	148,181
Clear Media, Ltd. *	37,000	43,576
COFCO International, Ltd.	106,000	88,474
Comba Telecom Systems Holdings, Ltd.	160,000	63,291
Cosco International Holdings, Ltd.	176,000	97,107

The accompanying notes are an integral part of the financial statements. 188

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Dickson Concepts International, Ltd.	37,000	$42,629
Dynasty Fine Wines Group, Ltd.	110,000	51,539
Easyknit Enterprises Holdings, Ltd. *	205,000	56,948
EganaGoldpfeil Holdings, Ltd.	131,750	92,763
Emperor Entertainment Hotel, Ltd.	165,000	34,007
Emperor International Holdings, Ltd.	168,000	42,153
Far East Consortium International, Ltd.	180,255	77,764
Fong's Industries Company, Ltd.	66,000	53,398
FU JI Food & Catering Services Holdings, Ltd.	45,000	137,393
Fubon Bank (Hong Kong), Ltd.	110,000	60,833
Fushan International Energy Group, Ltd. *	84,000	21,507
Global Bio-Chem Technology Group Company	236,000	64,955
Glorious Sun Enterprises, Ltd.	88,000	41,457
Golden Resorts Group, Ltd.	100,000	24,323
GZI Transportation, Ltd.	100,000	59,911
Harbour Centre Development, Ltd.	25,000	44,741
Heng Tai Consumables Group, Ltd. *	325,000	57,415
Hi Sun Technology China, Ltd. *	153,000	47,007
HKR International, Ltd.	135,200	74,423
Hongkong Chinese, Ltd.	298,000	54,552
Hualing Holdings, Ltd. *	972,000	51,639
Hung Hing Printing Group, Ltd.	134,216	78,692
Hutchison Harbour Ring, Ltd.	494,000	39,209
I.T., Ltd.	242,000	47,399
I-CABLE Communications, Ltd.	179,000	40,788
Imagi International Holdings, Ltd. *	140,000	76,886
Integrated Distribution Services Group, Ltd.	24,000	54,688
K Wah International Holdings, Ltd.	363,936	146,757
Kantone Holdings, Ltd.	690,000	50,348
Karl Thomson Holdings, Ltd. *	92,000	42,634
Kingway Brewery Holdings, Ltd.	106,000	48,851
Kowloon Development Company, Ltd.	66,000	123,863
Lai Fung Holdings, Ltd.	974,000	41,770
Lai Sun Development *	2,414,000	89,619
Li Ning Company, Ltd.	99,000	186,301
Liu Chong Hing Bank, Ltd.	43,000	108,332
Liu Chong Hing Investment	40,000	58,375
Lung Kee (Bermuda) Holdings	76,000	38,917
Matsunichi Communication Holdings, Ltd.	62,000	50,162
Midland Holdings, Ltd.	98,000	59,466
Mingyuan Medicare Development
Company, Ltd.	430,000	46,790
Minmetals Resources, Ltd. *	140,000	53,050
Nan Hai Corp., Ltd. *	6,250,000	55,207
Natural Beauty Bio-Technology, Ltd.	280,000	50,182
Neo-China Group Holdings, Ltd.	420,000	53,229
Next Media, Ltd.	150,000	57,223
Oriental Press Group	202,000	37,237
Pacific Andes International Holdings	198,000	63,114
Pacific Basin Shipping, Ltd.	173,000	131,108
Pacific Century Insurance Holdings, Ltd.	68,000	50,315
Pacific Century Premium Developments, Ltd.	195,000	58,663

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Paliburg Holdings, Ltd.	988,000	$43,003
Peace Mark Holdings, Ltd.	90,000	85,258
Pico Far East Holdings, Ltd.	200,000	46,598
Playmates Holdings, Ltd.	384,000	57,515
Poly Hong Kong Investment, Ltd.	199,000	45,346
Ports Design, Ltd.	52,000	135,799
Prime Success International Group	122,000	128,848
Public Financial Holdings, Ltd.	52,000	39,941
PYI Corp., Ltd.	163,929	69,672
Regal Hotels International Holdings, Ltd.	838,000	78,312
Road King Infrastructure, Ltd.	56,000	90,328
SA SA International Holdings, Ltd.	112,000	34,411
Shanghai Real Estate, Ltd.	222,000	54,850
Shaw Brothers Hong Kong, Ltd.	23,000	43,459
Shell Electric Manufacturing Company	102,000	39,173
Shenzhen International Holdings	1,002,500	69,301
Shougang Concord International Enterprises
Company, Ltd.	528,000	41,231
Shui On Construction and Materials, Ltd.	22,000	44,780
Silver Grant International	182,000	46,598
Singamas Container Holdings, Ltd.	60,000	35,486
Sino-I Technology, Ltd. *	2,940,000	41,777
Sinolink Worldwide Holdings	262,000	58,360
Sinopec Kantons Holdings, Ltd.	122,000	35,921
Skyfame Realty Holdings, Ltd. *	216,000	35,947
Skyworth Digital Holdings, Ltd.	406,000	45,737
Symphony Holdings, Ltd.	296,000	41,682
TAI Cheung Holdings	76,000	47,089
TCL Multimedia Technology Holdings, Ltd. *	390,000	29,456
Tian An China Investment *	120,000	88,945
Tianjin Development Holdings	68,000	53,797
Titan Petrochemicals Group, Ltd.	600,000	44,549
Top Form International Ltd.	226,000	35,586
Truly International Holdings	34,000	33,950
U.S.I. Holdings, Corp. *	72,000	41,477
Upbest Group, Ltd.	158,000	42,678
Varitronix International, Ltd.	68,000	36,822
Victory City International Holdings	131,278	57,139
Vitasoy International Holdings, Ltd.	114,000	44,657
Wai Kee Holdings, Ltd.	130,000	50,758
Wing On Company International, Ltd.	19,000	33,079
Yip's Chemical Holdings, Ltd.	112,000	61,079

		7,986,754
Hungary - 0.09%
EGIS Nyrt.	672	83,686
Tiszai Vegyi Kombinat Nyrt.	4,033	155,067

		238,753
India - 0.85%
Alfa-Laval India, Ltd.	1,000	19,612
Alstom Projects India, Ltd.	7,858	83,945
Apollo Hospitals Enterprise, Ltd.	5,933	66,879

The accompanying notes are an integral part of the financial statements. 189

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Arvind Mills, Ltd.	26,946	$30,864
Asahi India Glass, Ltd.	18,745	52,294
Ballarpur Industries, Ltd.	19,133	47,518
Birla Corp., Ltd.	9,028	55,296
Blue Star, Ltd.	9,464	45,528
Bombay Dyeing & Manufacturing Company,
Ltd.	2,301	28,704
Britannia Industries, Ltd.	2,171	61,009
Carborundum Universal, Ltd.	9,825	36,301
Chambal Fertilizers & Chemicals, Ltd.	48,772	37,998
Chennai Petroleum Corp., Ltd.	8,097	35,444
Dalmia Cement Bharat, Ltd.	4,270	36,211
Dishman Pharmaceuticals & Chemicals, Ltd.	7,085	35,714
Federal Bank, Ltd.	10,024	50,211
GHCL, Ltd.	11,147	41,488
GlaxoSmithKline Consumer Healthcare, Ltd.	3,819	47,207
Great Eastern Shipping Company, Ltd.	10,859	50,921
Greaves Cotton, Ltd.	2,000	14,062
GTL, Ltd.	12,066	35,878
Gujarat State Fertilisers & Chemicals, Ltd.	10,141	43,011
Hexaware Technologies, Ltd.	15,457	52,604
Himachal Futuristic Communications, Ltd. *	101,529	56,303
Hinduja TMT, Ltd.	4,797	64,181
Honeywell Automation India, Ltd.	200	7,485
IndusInd Bank, Ltd.	37,267	36,937
Ipca Laboratories, Ltd.	2,949	42,406
Jain Irrigation Systems, Ltd.	4,644	43,712
Jammu & Kashmir Bank, Ltd.	2,945	42,482
Jindal Saw, Ltd.	2,500	26,707
Jindal Stainless, Ltd.	15,539	45,200
Kesoram Industries, Ltd.	3,227	29,277
LIC Housing Finance, Ltd.	10,789	35,384
Maharashtra Seamless, Ltd.	3,782	41,174
Marico, Ltd. *	68,010	94,788
Mastek, Ltd.	5,221	39,314
Monsanto India, Ltd.	800	25,765
Moser Baer India, Ltd.	18,974	141,584
Motherson Sumi Systems, Ltd.	4,678	11,141
MRF, Ltd.	399	33,393
NIIT, Ltd.	1,500	22,922
Nirma, Ltd.	2,000	15,423
Panacea Biotec, Ltd.	4,446	42,998
Pfizer, Inc.	2,055	34,027
Pidilite Industries, Ltd.	7,500	18,882
Punjab Tractors, Ltd.	10,339	75,743
Radico Khaitan, Ltd.	12,061	39,118
Raymond, Ltd.	8,125	63,789
Shriram Transport Finance Company, Ltd.	15,921	47,304
SKF India, Ltd.	6,184	44,034
SRF, Ltd.	7,561	26,032
Vardhman Textiles, Ltd.	6,770	33,512

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Voltas, Ltd.	15,419	$33,223

		2,322,939
Indonesia - 0.49%
Bakrie and Brothers Tbk PT *	2,361,500	47,067
Bank Niaga Tbk PT	749,500	63,200
Bank Pan Indonesia Tbk PT *	2,976,000	185,766
Berlian Laju Tanker Tbk PT	781,000	149,674
Bhakti Investama Tbk PT	749,500	85,362
Bimantara Citra Tbk PT *	331,500	176,069
Citra Marga Nusaphala Persada Tbk PT	1,439,500	327,105
Holcim Indonesia Tbk PT *	537,000	38,813
Indofood Sukses Makmur Tbk PT	687,500	117,451
Lippo Karawaci Tbk PT	431,000	47,199
Ramayana Lestari Sentosa Tbk PT	475,500	40,096
Tempo Scan Pacific Tbk PT	540,000	52,040

		1,329,842
Ireland - 0.99%
Abbey PLC	6,015	94,463
DCC PLC- London	1,967	66,050
DCC PLC	17,641	595,168
Dragon Oil PLC *	34,938	119,260
FBD Holdings PLC - Dublin	3,299	178,954
FBD Holdings PLC - London	1,517	82,290
Greencore Group PLC - Dublin	44,368	270,025
Iaws Group PLC, ADR	18,171	422,403
IFG Group PLC	17,394	54,081
Independent News & Media PLC	42,581	185,911
Irish Continental Group PLC *	2,933	60,924
Irish Continental Group PLC *	2,896	61,305
Kenmare Resources PLC *	66,301	57,018
McInerney Holdings PLC	5,541	115,977
Paddy Power PLC	7,635	173,241
United Drug PLC	34,029	169,733

		2,706,803
Israel - 0.65%
AudioCodes, Ltd. *	3,202	30,911
Azorim-Investment Development &
Construction Company, Ltd.	2,942	36,426
Blue Square-Israel, Ltd.	3,465	51,424
Delek Drilling LP	48,000	24,250
Direct Insurance Financial Investments, Ltd. *	11,285	49,787
Electra (Israel), Ltd. *	392	63,096
Elron Electronic Industries *	3,817	47,939
FMS Enterprise Migun, Ltd.	2,215	70,611
Formula Systems, Ltd. *	3,301	43,032
Formula Vision Technologies, Ltd. *	7,341	4,841
Frutarom	6,800	59,694
Israel Salt Industries, Ltd.	6,825	40,875
Ituran Location and Control, Ltd.	2,562	38,132
Orbotech, Ltd. *	45,156	1,009,237
Scailex Corp., Ltd. *	1,610	13,404
The accompanying notes are an integral part of the financial statements. 190

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Super-Sol, Ltd. *	13,963	$53,984
Tadiran Communications Industries, Ltd.	2,432	96,565
Union Bank of Israel *	7,661	38,705

		1,772,913
Italy - 2.36%
Acegas-APS SpA	601	6,946
Actelios SpA *	8,203	87,909
Aedes SpA	6,455	56,793
Amplifon SpA (a)	31,967	280,409
Astaldi SpA (a)	11,817	101,937
Azimut Holding SpA (a)	11,000	149,902
Banca Intermobiliare SpA	17,737	194,541
Banca Popolare dell'Etruria e del Lazio Scrl (a)	11,446	225,640
Banca Profilo SpA	11,108	36,594
Banco di Desio e della Brianza SpA	11,958	134,795
Biesse SpA	3,083	81,008
Bonifica Ferraresi e Imprese Agricole SpA	918	44,635
Brembo SpA	12,719	166,428
Caltagirone Editore SpA	9,281	78,403
Caltagirone SpA	6,678	76,072
Cementir SpA	24,008	266,816
Credito Artigiano SpA	21,622	103,915
Credito Bergamasco SpA	1,294	56,668
Cremonini SpA	9,400	32,833
Danieli & Company SpA (a)	7,817	164,236
De Longhi SpA	23,047	142,704
Digital Multimedia Technologies SpA * (a)	2,000	173,690
Esprinet SpA	4,770	95,674
Gemina SpA * (a)	37,070	162,831
Gewiss SpA	4,550	36,721
GranitiFiandre SpA	7,189	82,226
Gruppo Editoriale L'Espresso SpA (a)	30,704	161,273
Immobiliare Lombarda SpA *	62,856	18,570
IMMSI SpA	42,868	124,209
Impregilo SpA *	70,148	422,515
Indesit Company SpA (a)	7,439	140,251
Industria Macchine Automatiche SpA	5,896	104,139
Interpump SpA	16,266	159,254
Iride SpA	49,082	162,345
Mariella Burani SpA	3,142	91,039
Marr SpA	5,328	53,081
Meliorbanca SpA	17,273	88,670
Mirato SpA	3,489	42,653
Navigazione Montanari SpA	17,762	91,180
Permasteelisa SpA (a)	4,223	86,602
Piccolo Credito Valtellinese Scarl	13,365	220,148
Premafin Finanziaria SpA	50,691	164,314
Recordati SpA (a)	13,404	105,164
Risanamento SpA	13,318	141,756
SAES Getters SpA	2,559	91,346
Societa Partecipazioni Finanziarie SpA *	121,974	114,578

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Socotherm SpA (a)	2,703	$42,593
Sogefi SpA	6,285	54,216
Sol SpA	10,699	70,564
Sorin SpA *	8,050	17,094
Stefanel	8,571	35,947
Targetti Sankey SpA	4,115	32,067
Telecom Italia Media SpA (a)	308,257	137,850
Tiscali SpA * (a)	57,429	192,993
Trevi Finanziaria SpA (a)	5,462	73,349
Vianini Lavori SpA	2,862	41,728
Vittoria Assicurazioni SpA	5,949	95,945

		6,417,759
Japan - 21.60%
A&A Material Corp. *	19,000	29,394
ABILIT Corp. (a)	3,000	15,699
Achilles Corp.	29,000	52,709
ADEKA Corp *	5,000	57,105
Aderans Company, Ltd. (a)	6,100	157,283
Advan Company, Ltd. * (a)	2,200	27,730
Advanex, Inc.	12,000	23,028
Aeon Delight Company, Ltd.	2,000	52,414
Aeon Fantasy Company, Ltd.	1,680	47,152
Ahresty Corp.	1,800	54,324
Aica Kogyo Company, Ltd.	6,000	83,185
Aichi Corp.	10,600	104,217
Aichi Machine Industry Company, Ltd. (a)	12,000	32,767
Aichi Tokei Denki Company, Ltd.	10,000	31,279
Aigan Company, Ltd.	4,600	36,515
Aiphone Company, Ltd. (a)	2,800	53,969
Airport Facilities Company, Ltd.	7,000	44,619
Aisan Industry Company, Ltd.	9,300	107,081
Akebono Brake Industry Company, Ltd. (a)	17,000	149,463
Akindo Sushiro Company, Ltd.	1,000	34,830
Akita Bank, Ltd.	27,000	136,267
Aloka Company, Ltd.	5,000	51,864
Alpha Corp. (a)	1,000	22,276
Alpha Systems, Inc. * (a)	1,700	53,893
Alpine Electronics, Inc.	7,400	139,817
Alps Logistics Company, Ltd.	2,000	35,675
Amano Corp. (a)	10,000	123,510
Amuse, Inc.	2,000	24,347
Ando Corp.	14,000	30,535
Anest Iwata Corp.	6,000	32,716
Anritsu Corp. (a)	20,000	104,996
AOI Electronic Company, Ltd.	1,700	35,785
AOKI Holdings, Inc.	4,800	81,359
Aomori Bank, Ltd.	29,000	119,883
Arakawa Chemical Industries, Ltd.	3,500	43,110
Araya Industrial Company, Ltd.	14,000	45,803
Ariake Japan Company, Ltd.	2,500	53,999
Arisawa Manufacturing Company, Ltd. (a)	8,200	84,988

The accompanying notes are an integral part of the financial statements. 191

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Aronkasei Company, Ltd.	7,000	$35,683
Art Corp. (a)	2,000	60,360
As One Corp. (a)	1,800	48,998
Asahi Diamond Industrial Company, Ltd. (a)	12,000	85,722
Asahi Kogyosha Company, Ltd. *	8,000	31,719
Asahi Organic Chemicals
Industry Company, Ltd.	20,000	84,369
Asahi Pretec Corp. (a)	5,100	119,211
Asahi Soft Drinks Company, Ltd. (a)	5,000	75,239
Asahi TEC Corp. *	15,000	32,209
Asanuma Corp.	17,000	31,473
Ashimori Industry Company, Ltd.	13,000	28,354
Asia Securities Printing Company, Ltd. (a)	4,000	39,564
ASKA Pharmaceutical Company, Ltd.	5,000	41,846
Asunaro Aoki Construction Company, Ltd.	11,000	75,788
Atsugi Company, Ltd. (a)	27,000	45,194
Aucnet, Inc.	2,700	38,004
Avex Group Holdings, Inc.	3,600	61,476
Azel Corp. *	17,000	46,132
Bando Chemical Industries, Ltd.	10,000	51,653
Bank of Ikeda, Ltd.	3,300	159,853
Bank of Iwate, Ltd.	3,200	180,438
Bank of Okinawa, Ltd.	3,200	128,768
Bank of Saga, Ltd.	33,000	132,513
Bank of the Ryukyus, Ltd. * (a)	5,500	117,170
Belluna Company, Ltd. (a)	3,400	47,426
Best Denki Company, Ltd.	7,000	42,134
Bookoff Corp. (a)	3,000	59,092
BSL Corp.	27,000	23,510
Bunka Shutter Company, Ltd.	7,000	42,726
C.I. Kasei Company, Ltd.	4,000	14,338
Cabin Company, Ltd.	3,342	15,398
CAC Corp.	3,400	28,599
Calpis Company, Ltd. (a)	9,000	82,019
Canon Electronics, Inc. (a)	4,500	150,647
Canon Finetech, Inc.	6,000	110,068
Capcom Company, Ltd. (a)	5,300	82,979
Cawachi, Ltd.	3,000	83,185
Cecile Company, Ltd. *	6,400	24,834
Central Finance Company, Ltd.	13,000	64,401
Central Glass Company, Ltd. (a)	7,000	46,750
Century Leasing System, Inc.	7,600	106,525
CFS Corp. (a)	6,000	31,600
Chiba Kogyo Bank, Ltd. *	5,800	85,365
Chino Corp.	11,000	35,616
Chiyoda Company, Ltd. (a)	3,800	90,109
Chofu Seisakusho Company, Ltd.	2,000	44,636
Chori Company, Ltd. *	19,000	36,782
Chubu Shiryo Company, Ltd.	6,000	41,846
Chudenko Corp. (a)	5,600	93,168
Chuetsu Pulp & Paper Company, Ltd.	15,000	31,575
Chugai Mining Company, Ltd. (a)	34,900	30,094

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Chugai Ro Company, Ltd. (a)	9,000	$37,814
Chugoku Marine Paints, Ltd. (a)	7,000	57,520
Chukyo Bank, Ltd.	49,000	159,481
Chuo Gyorui Company, Ltd.	12,000	44,636
Chuo Spring Company, Ltd.	9,000	42,835
CKD Corp.	8,000	84,876
Cleanup Corp. (a)	5,000	47,003
CMK Corp. (a)	8,000	89,543
Coca-Cola Central Japan Company, Ltd.	15	124,651
Colowide Company, Ltd. (a)	5,500	28,409
Columbia Music Entertainment, Inc. * (a)	29,000	29,910
Commuture Corp.	4,000	30,265
Computer Engineering & Consulting, Ltd.	2,900	34,935
Corona Corp.	4,900	85,954
Cosel Company, Ltd. (a)	5,600	93,404
Cosmo Securities Company, Ltd. (a)	22,000	43,892
Cross Plus, Inc.	2,000	36,859
Cybozu, Inc. (a)	45	23,434
D&M Holdings, Inc.	12,000	46,361
D.G. Roland Corp.	1,700	53,318
Dai Nippon Toryo Company, Ltd.	22,000	39,615
Dai-Dan Company, Ltd.	6,000	37,383
Daido Kogyo Company, Ltd. *	11,000	31,524
Daido Metal Company, Ltd. (a)	5,000	32,758
Daidoh, Ltd.	4,000	51,129
Daihen Corp.	20,000	119,368
Daiho Corp.	14,000	29,588
Daiichi Jitsugyo Company, Ltd. (a)	7,000	35,920
Daiken Corp. (a)	11,000	39,615
Daiko Clearing Services Corp. (a)	3,000	36,749
Daikoku Denki Company, Ltd.	1,400	26,866
Daimei Telecom Engineering Corp.	8,000	93,939
Dainichi Company, Ltd.	3,800	31,321
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	15,000	82,044
Daio Paper Corp. (a)	4,000	34,661
Daisan Bank, Ltd.	30,000	101,699
Daiseki Company, Ltd. (a)	3,240	64,093
Daiso Company, Ltd. (a)	11,000	35,151
Daisyo Corp. (a)	2,800	37,116
Daito Bank, Ltd.	19,000	28,591
Daiwa Industries, Ltd.	4,000	27,559
Daiwa Seiko, Inc.	18,000	36,825
Daiwabo Company, Ltd. (a)	24,000	72,026
Daiwabo Information System Company, Ltd. (a)	3,000	41,593
DC Company, Ltd. *	8,000	45,042
DCM Japan Holdings Company, Ltd. (a)	19,520	183,500
Denki Kogyo Company, Ltd.	8,000	80,142
Densei-Lambda KK (a)	2,400	36,115
Denyo Company, Ltd. (a)	3,000	33,680
Descente, Ltd. (a)	15,000	71,900
DIA Kensetsu Company, Ltd. * (a)	15,300	16,556

The accompanying notes are an integral part of the financial statements. 192

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Dodwell BMS, Ltd. (a)	5,900	$33,717
Doshisha Company, Ltd. (a)	1,800	34,694
Doutor Coffee Company, Ltd.	4,700	88,803
DTS Corp.	2,400	82,171
Dydo Drinco, Inc. (a)	3,300	133,908
Dynic Corp. *	13,000	32,201
Eagle Industry Company, Ltd. (a)	5,000	54,316
Ehime Bank, Ltd.	24,000	85,823
Eighteenth Bank, Ltd. (a)	30,000	154,451
Eiken Chemical Company, Ltd. (a)	4,000	42,911
Eizo Nanao Corp.	2,900	86,542
Eneserve Corp. * (a)	4,800	22,196
Enplas Corp. (a)	4,400	74,282
Epson Toyocom Corp. (a)	7,000	47,282
ESPEC Corp.	3,000	37,712
F&A Aqua Holdings, Inc.	3,800	33,570
Fancl Corp. (a)	9,400	142,323
FDK Corp. *	21,000	30,713
Foster Electric Company, Ltd.	3,000	34,973
FP Corp.	2,900	104,438
France Bed Holdings Company, Ltd. (a)	42,000	86,990
Fudo Construction Company, Ltd. *	27,000	21,456
Fuji Company, Ltd. (a)	5,700	93,145
Fuji Corp., Ltd.	5,000	32,294
Fuji Kiko Company, Ltd. *	11,000	32,547
Fuji Kosan Company, Ltd. *	21,000	25,919
Fuji Kyuko Company, Ltd. (a)	10,000	57,401
Fuji Oil Company, Ltd. (a)	12,400	109,440
Fuji Software ABC, Inc.	5,400	157,951
Fujibo Holdings, Inc. * (a)	15,000	33,604
Fujicco Company, Ltd.	7,000	78,468
Fujikura Kasei Company, Ltd.	3,000	31,220
Fujikura Rubber, Ltd.	5,000	38,465
Fujita Corp. (a)	5,400	17,758
Fujita Kanko, Inc. (a)	7,000	58,703
Fujitec Company, Ltd.	13,000	94,623
Fujitsu Access, Ltd. *	5,800	28,341
Fujitsu Business Systems, Ltd.	5,100	76,528
Fujitsu Devices, Inc.	3,000	42,480
Fujitsu Frontech, Ltd.	4,000	34,491
Fujitsu General, Ltd. *	14,000	29,707
Fujiya Company, Ltd. (a)	19,000	40,156
Fukuda Corp.	8,000	31,989
Fukui Bank, Ltd.	41,000	137,602
Fukushima Bank, Ltd. (a)	25,000	31,913
Fukushima Industries Corp. *	3,000	31,626
Fukuyama Transporting Company, Ltd. (a)	32,000	130,662
Funai Consulting Company, Ltd.	5,000	33,646
Furukawa Company, Ltd. (a)	50,000	130,611
Furusato Industries, Ltd.	2,000	33,223
Fuso Lexel, Inc.	3,800	34,213
Fuso Pharmaceutical Industries, Ltd. (a)	13,000	39,014

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Futaba Corp. (a)	5,900	$138,160
Future System Consulting Corp.	36	27,847
Fuyo General Lease Company, Ltd.	3,000	110,322
Gakken Company, Ltd.	13,000	33,080
Gecoss Corp. (a)	5,500	33,617
Gigas K's Denki Corp. (a)	4,600	126,773
GMO internet, Inc. (a)	6,000	57,925
Godo Steel, Ltd. (a)	11,000	62,955
Goldwin, Inc.	12,000	26,985
Gourmet Kineya Company, Ltd.	5,000	40,832
GS Yuasa Corp. (a)	72,000	166,168
Gulliver International Company, Ltd. (a)	1,130	81,676
Gun-Ei Chemical Industry Company, Ltd.	11,000	31,059
H.I.S. Company, Ltd.	3,700	105,723
Hakuto Company, Ltd.	2,700	40,424
Hakuyosha Company, Ltd.	5,000	15,217
Hanwa Company, Ltd. (a)	49,000	240,257
Happinet Corp.	1,600	24,266
Harashin Narus Holdings Company, Ltd.	3,000	38,423
Harima Chemicals, Inc.	5,000	35,337
Haruyama Trading Company, Ltd. (a)	2,700	26,591
Hayashikane Sangyo Company, Ltd. *	28,000	37,163
Hazama Corp. (a)	18,700	27,033
Heiwado Company, Ltd.	9,000	144,940
Hibiya Engineering, Ltd.	6,000	53,462
Higashi-Nippon Bank, Ltd. (a)	35,000	177,530
Hitachi Information Systems, Ltd.	8,500	181,799
Hitachi Kokusai Electric, Inc. (a)	11,000	132,420
Hitachi Medical Corp.	6,000	62,846
Hitachi Plant Technologies, Ltd. (a)	25,000	129,766
Hitachi Software Engineering Company, Ltd.	300	5,846
Hitachi Systems & Services, Ltd.	4,000	85,891
Hitachi Tool Engineering, Ltd.	4,000	59,413
Hitachi Transport System, Ltd.	15,000	170,302
Hitachi Zosen Corp. *	87,500	136,846
Hochiki Corp.	7,000	38,406
Hodogaya Chemical Company, Ltd.	8,000	27,052
Hogy Medical Company, Ltd. (a)	2,300	108,691
Hokkaido Gas Company, Ltd.	14,000	36,926
Hokkan Holdings, Ltd.	11,000	38,685
Hokuetsu Bank, Ltd.	52,000	135,396
Hokuetsu Paper Mills, Ltd. (a)	24,000	134,720
Hokuriku Electric Industry Compnay, Ltd. (a)	12,000	29,419
Hokuto Corp.	2,800	50,892
Horipro, Inc.	3,300	37,913
Hosiden Corp.	12,100	153,334
Hosokawa Micron Corp.	4,000	33,342
Howa Machinery, Ltd. (a)	20,000	26,883
IBJ Leasing Company, Ltd.	4,000	109,899
Ichikoh Industries, Ltd.	12,000	35,100
Ichiyoshi Securities Company, Ltd.	5,000	83,270
ICOM, Inc.	3,000	93,837

The accompanying notes are an integral part of the financial statements. 193

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
IDEC Corp. (a)	3,500	$57,579
Ihara Chemical Industry Company, Ltd.	10,000	29,757
Iino Kaiun Kaisha, Ltd. (a)	15,000	170,809
Ikegami Tsushinki Company, Ltd. *	13,000	19,782
Impact 21 Company, Ltd. (a)	1,600	28,270
Impress Holdings, Inc.	105	30,535
Inaba Denki Sangyo Company, Ltd. * (a)	3,400	125,894
Inaba Seisakusho Company, Ltd.	2,400	36,520
Inabata & Company, Ltd. (a)	11,000	90,295
Inageya Company, Ltd.	6,000	47,121
Ines Corp. (a)	6,600	43,911
Information Services International -
Dentsu, Ltd. (a)	3,400	38,860
Intec, Ltd.	8,000	106,518
Invoice, Inc. (a)	2,047	73,719
Iseki & Company, Ltd. (a)	30,000	79,128
Ishihara Sangyo (a)	58,000	83,845
Ishii Hyoki Company, Ltd.	1,600	31,583
Itochu Enex Company, Ltd.	13,200	87,263
Itochu-Shokuhin Company, Ltd.	2,400	79,330
Itoham Foods, Inc. (a)	29,000	136,554
Itoki Corp.	8,000	73,514
Iwasaki Electric Company, Ltd.	11,000	27,340
Iwatani International Corp. (a)	33,000	100,989
Iwatsu Electric Company, Ltd. (a)	17,000	25,294
Izumiya Company, Ltd. (a)	15,000	115,014
J. Bridge Corp. * (a)	7,000	7,634
Jalux, Inc. (a)	2,200	43,613
Jamco Corp.	3,000	28,151
Janome Sewing Machine Company, Ltd. *	19,000	29,394
Japan Airport Terminal Company, Ltd.	12,000	173,675
Japan Cash Machine Company, Ltd. (a)	2,600	29,475
Japan Digital Laboratory Company, Ltd.	2,900	46,164
Japan Foundation Engineering Company, Ltd. *	7,000	26,393
Japan General Estate Company, Ltd. (a)	4,400	110,474
Japan Pulp & Paper Company, Ltd. (a)	23,000	91,969
Japan Radio Company, Ltd. * (a)	29,000	96,348
Japan Transcity Corp. (a)	9,000	43,064
Japan Vilene Company, Ltd.	12,000	77,200
Japan Wool Textile Company, Ltd. * (a)	13,000	115,394
JBCC Holdings, Inc.	4,200	41,222
Jeans Mate Corp. *	2,300	20,377
Jeol, Ltd. (a)	8,000	50,520
JFE Shoji Holdings, Inc.	27,000	142,886
JK Holdings Company, Ltd. (a)	5,700	37,393
JMS Company, Ltd.	9,000	30,434
J-Oil Mills, Inc.	11,000	44,078
Joshin Denki Company, Ltd. (a)	12,000	86,837
JSAT Corp.	32	77,369
JSP Corp.	3,800	43,786
Juki Corp.	23,000	150,495
Kabuki-Za Company, Ltd.	1,000	40,916

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kadokawa Holdings, Inc. (a)	3,300	$113,264
Kaga Electronics Company, Ltd.	6,800	114,972
Kagawa Bank, Ltd.	15,000	103,348
Kagome Company, Ltd. (a)	11,800	185,245
Kaken Pharmaceutical Company, Ltd. (a)	17,000	141,415
Kameda Seika Company, Ltd.	4,000	45,820
Kamei Corp.	5,000	38,211
Kanaden Corp.	6,000	39,513
Kanagawa Chuo Kotsu Company, Ltd.	8,000	42,134
Kanamoto Company, Ltd.	5,000	40,494
Kanematsu Corp. * (a)	62,000	138,896
Kanto Auto Works, Ltd.	9,800	127,005
Kanto Denka Kogyo Company, Ltd.	5,000	31,364
Kanto Natural Gas Development, Ltd. (a)	5,000	34,914
Kanto Tsukuba Bank, Ltd. (a)	6,500	66,544
Kasai Kogyo Company, Ltd.	8,000	35,033
Kasumi Company, Ltd.	6,000	34,238
Katakura Industries Company, Ltd.	5,000	87,708
Kato Sangyo Company, Ltd.	7,000	95,511
Kato Works Company, Ltd.	10,000	50,046
Katokichi Company, Ltd. (a)	16,400	122,976
Kawada Industries, Inc. *	16,000	30,434
Kawai Musical Instruments Manufacturing
Company, Ltd.	16,000	41,796
Kawashima Selkon Textiles Company, Ltd. * (a)	17,000	30,180
Kayaba Industry Company, Ltd.	29,000	158,373
Keihanshin Real Estate Company, Ltd.	6,000	44,484
Keihin Company, Ltd.	10,000	24,262
Keiiyu Company, Ltd.	4,400	31,692
Kentucky Fried Chicken Japan, Ltd.	3,000	55,161
Kenwood Corp. (a)	61,000	96,432
KEY Coffee, Inc. (a)	3,100	44,997
Kibun Food Chemifa Company, Ltd. (a)	4,000	57,283
Kinki Nippon Tourist Company, Ltd.	9,000	30,738
Kinki Sharyo Company, Ltd. (a)	7,000	28,701
Kintetsu World Express, Inc.	3,800	118,860
Kioritz Corp.	10,000	32,040
Kishu Paper Company, Ltd. * (a)	17,000	33,485
Kisoji Company, Ltd.	2,200	40,544
Kissei Pharmaceutical Company, Ltd. (a)	8,000	144,391
Kitagawa Iron Works Company, Ltd.	12,000	30,738
Kita-Nippon Bank, Ltd.	1,400	67,225
Kitano Construction Corp.	12,000	29,926
Kitz Corp.	15,000	135,683
Kiyo Holdings, Inc.	39,000	60,335
Koa Corp.	8,000	117,474
Koatsu Gas Kogyo Company, Ltd.	7,000	44,501
Kohnan Shoji Company, Ltd. (a)	5,800	56,534
Koike Sanso Kogyo Company, Ltd.	9,000	50,672
Kojima Company, Ltd. (a)	3,100	27,701
Kokusai Kogyo Company, Ltd. *	12,000	54,476
Komatsu Electronic Metals Company, Ltd.	4,800	212,630

The accompanying notes are an integral part of the financial statements. 194

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Komatsu Seiren Company, Ltd.	9,000	$42,759
Komatsu Wall Industry Company, Ltd.	2,100	35,027
Konaka Company, Ltd.	4,600	57,826
Kondotec, Inc.	3,000	25,235
Konishi Company, Ltd.	3,900	38,443
Kosaido Company, Ltd.	3,800	23,419
Kosei Securities Company, Ltd. (a)	18,000	32,260
Krosaki Harima Corp. (a)	15,000	72,660
KRS Corp.	2,700	36,110
Kumagai Gumi Company, Ltd.	11,000	22,876
Kumiai Chemical Industry Company, Ltd.	15,000	33,477
Kurabo Industries, Ltd. (a)	39,000	113,086
KUREHA Corp.	24,000	117,068
Kurimoto, Ltd. (a)	28,000	80,007
Kuroda Electric Company, Ltd. (a)	6,200	78,096
Kyoden Company, Ltd.	7,000	26,925
Kyodo Printing Company, Ltd. (a)	14,000	56,099
Kyodo Shiryo Company, Ltd.	24,000	36,115
Kyokuto Kaihatsu Kogyo Company, Ltd.	5,300	42,968
Kyokuyo Company, Ltd. * (a)	16,000	37,197
Kyoritsu Maintenance Company, Ltd.	2,000	48,609
Kyosan Electric Manufacturing Company, Ltd.	11,000	43,241
Kyoto Kimono Yuzen Company, Ltd.	24	25,564
Kyowa Leather Cloth Company, Ltd.	5,200	31,475
Kyudenko Corp.	7,000	43,317
Kyushu-Shinwa Holdings, Inc. *	60,000	87,243
Laox Company, Ltd. (a)	10,000	20,374
Life Corp. (a)	11,000	152,321
Livedoor Auto Company, Ltd. *	29,500	33,168
Macnica, Inc.	3,400	106,924
Maeda Corp. (a)	33,000	131,397
Maeda Road Construction Company, Ltd.	14,000	105,926
Maezawa Industries, Inc.	5,100	25,696
Maezawa Kasei Industries Company, Ltd.	2,000	30,096
Maezawa Kyuso Industries Company, Ltd. (a)	2,400	39,462
Mandom Corp. (a)	4,200	110,424
Mars Engineering Corp. (a)	1,600	33,612
Marubun Corp.	3,000	42,252
Marudai Food Company, Ltd. (a)	18,000	63,606
Maruetsu, Inc. * (a)	13,000	62,862
Maruha Group, Inc. (a)	27,000	56,150
Marusan Securities Company, Ltd. *	8,000	124,778
Maruwa Company, Ltd.	1,400	28,523
Maruyama Manufacturing Company, Inc.	10,000	25,700
Maruzen Company, Ltd. First Section * (a)	23,000	37,138
Maruzen Company, Ltd. Second Section	4,000	23,366
Maruzen Showa Unyu Company, Ltd.	12,000	43,824
Maspro Denkoh Corp.	4,000	34,424
Matsuda Sangyo Company, Ltd. (a)	2,000	51,737
Matsui Construction Company, Ltd.	8,000	34,830
Matsuya Company, Ltd. (a)	5,000	101,868
Matsuya Foods Company, Ltd.	4,300	58,780

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Matsuzakaya Company, Ltd. (a)	27,000	$230,992
Max Company, Ltd.	7,000	106,755
Maxvalu Tokai Company, Ltd.	3,000	58,078
MEC Company, Ltd. (a)	2,400	28,648
Megachips Corp. (a)	2,400	50,824
Meidensha Corp. (a)	17,000	59,210
Meito Sangyo Company, Ltd. *	2,900	56,509
Meiwa Corp. * (a)	8,000	24,956
Meiwa Estate Company, Ltd.	5,000	75,915
Mercian Corp. (a)	4,400	11,829
Michinoku Bank, Ltd.	25,000	92,146
Mikuni Coca-Cola Bottling Company, Ltd. (a)	9,000	95,181
Milbon Company, Ltd. (a)	1,200	36,723
Minato Bank, Ltd.	77,000	175,104
Ministop Company, Ltd. (a)	2,500	42,480
Mito Securities Company, Ltd.	8,000	41,863
Mitsuba Corp. (a)	8,000	73,514
Mitsubishi Cable Industries, Ltd. (a)	19,000	31,161
Mitsubishi Kakoki Kaisha, Ltd.	11,000	33,663
Mitsubishi Paper Mills, Ltd.	47,000	96,154
Mitsubishi Pencil Company, Ltd.	4,000	62,389
Mitsubishi Plastics, Inc. (a)	31,000	106,924
Mitsubishi Steel Manufacturing Company, Ltd. (a)	18,000	94,040
Mitsuboshi Belting Company, Ltd.	14,000	90,303
Mitsui High-Tec, Inc. (a)	7,100	89,193
Mitsui Home Company, Ltd.	12,000	80,345
Mitsui Knowledge Industry Company, Ltd.	2,600	42,201
Mitsui Mining Company, Ltd. * (a)	38,000	68,746
Mitsui Sugar Company, Ltd.	14,000	51,129
Mitsui-Soko Company, Ltd.	12,000	84,707
Mitsumi Electric Company, Ltd. (a)	12,100	360,064
Mitsumura Printing Company, Ltd.	7,000	28,701
Mitsuuroko Company, Ltd.	13,000	93,195
Miura Company, Ltd.	4,700	120,391
Miyazaki, Bank Ltd.	23,000	104,218
Miyoshi Oil & Fat Company, Ltd.	14,000	28,641
Miyuki Holdings Company, Ltd.	8,000	28,878
Mizuno Corp.	18,000	118,539
Mochida Pharmaceutical Company, Ltd.	16,000	146,082
Modec, Inc. (a)	7,400	210,821
Morinaga & Company, Ltd. (a)	41,000	106,755
Morinaga Milk Industry Company, Ltd.	36,000	181,080
Morita Corp.	6,000	35,151
Mory Industries, Inc.	11,000	54,028
MOS Food Services, Inc.	7,000	99,062
Moshi Moshi Hotline, Inc.	1,100	45,566
Mr Max Corp.	7,300	36,596
Nagano Bank, Ltd.	13,000	46,378
Nagatanien Company, Ltd.	5,000	38,761
Nakabayashi Company, Ltd.	14,000	32,665
Nakamuraya Company, Ltd.	6,000	32,970
Nakayama Steel Works, Ltd.	22,000	92,620

The accompanying notes are an integral part of the financial statements. 195

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
NEC Fielding, Ltd.	8,400	$109,074
NEC Mobiling, Ltd. (a)	2,000	38,211
NEC Networks & System Integration Corp. (a)	7,700	93,866
NEC Tokin Corp. (a)	11,000	59,608
Net One Systems Company, Ltd. (a)	66	82,019
Netmarks, Inc. (a)	29	23,290
Neturen Company, Ltd.	8,000	95,224
Nice Corp.	22,000	84,437
Nichia Steel Works, Ltd.	8,000	35,371
Nichias Corp.	15,000	131,245
Nichiban Company, Ltd.	10,000	39,564
Nichicon Corp.	12,000	162,009
Nichiha Corp. (a)	4,200	60,822
Nichii Gakkan Company, Ltd. (a)	6,700	135,937
Nichimo Corp.	29,000	26,722
Nichiro Corp.	23,000	41,221
Nidec Copal Corp. (a)	2,700	29,536
Nidec Tosok Corp.	2,800	29,636
Nifco, Inc. (a)	9,000	231,296
Nihon Dempa Kogyo Company, Ltd. (a)	3,500	168,357
Nihon Eslead Corp.	2,000	50,469
Nihon Inter Electronics Corp.	5,000	27,094
Nihon Kagaku Sangyo Company, Ltd.	5,000	39,522
Nihon Kohden Corp.	5,000	105,250
Nihon Nohyaku Company, Ltd.	10,000	37,197
Nihon Parkerizing Company, Ltd.	7,000	115,631
Nihon Tokushu Toryo Company, Ltd.	6,000	38,752
Nihon Yamamura Glass Company, Ltd.	26,000	77,149
Nikkiso Company, Ltd.	8,000	60,664
Nippei Toyama Corp.	4,000	43,960
Nippo Corp.	11,000	87,226
Nippon Beet Sugar
Manufacturing Company, Ltd.	30,000	90,540
Nippon Carbide Industries Company, Inc. *	16,000	35,303
Nippon Carbon Company, Ltd. *	12,000	48,187
Nippon Ceramic Company, Ltd.	3,000	35,836
Nippon Chemical Industrial Company, Ltd.	13,000	40,333
Nippon Chemi-Con Corp.	22,000	183,938
Nippon Chemiphar Company, Ltd. * (a)	5,000	27,052
Nippon Concrete Industries Company, Ltd.	15,000	44,256
Nippon Denko Company, Ltd. (a)	14,000	61,544
Nippon Densetsu Kogyo Company, Ltd.	12,000	85,722
Nippon Denwa Shisetsu Company, Ltd.	10,000	39,564
Nippon Felt Company, Ltd.	5,000	38,042
Nippon Fine Chemical Company, Ltd.	6,000	42,354
Nippon Flour Mills Company, Ltd.	25,000	107,152
Nippon Gas Company, Ltd.	5,000	48,609
Nippon Jogesuido Sekkei Company, Ltd.	28	27,931
Nippon Kanzai Company, Ltd. (a)	3,600	97,996
Nippon Kasei Chemical Company, Ltd. *	16,000	35,033
Nippon Kinzoku Company, Ltd. (a)	16,000	65,601
Nippon Koei Company, Ltd. (a)	11,000	33,477

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Konpo Unyu Soko Company, Ltd.	10,000	$134,415
Nippon Koshuha Steel Company, Ltd. (a)	17,000	41,534
Nippon Metal Industry Company, Ltd. (a)	17,000	84,504
Nippon Paint Company, Ltd.	33,000	186,356
Nippon Parking Development Company, Ltd. (a)	293	29,922
Nippon Pillar Packing Company, Ltd.	4,000	40,071
Nippon Piston Ring Company, Ltd.	13,000	32,970
Nippon Restaurant System, Inc.	1,300	47,037
Nippon Road Company, Ltd.	15,000	31,829
Nippon Seiki Company, Ltd.	6,000	145,321
Nippon Sharyo, Ltd.	20,000	55,964
Nippon Shinyaku Company, Ltd.	12,000	100,533
Nippon Signal Company, Ltd.	9,000	66,421
Nippon Soda Company, Ltd.	26,000	112,097
Nippon Synthetic Chemical Industry
Company, Ltd. (a)	20,000	93,668
Nippon System Development Company, Ltd.	3,600	118,996
Nippon Thompson Company, Ltd.	12,000	111,489
Nippon Valqua Industries, Ltd.	11,000	42,032
Nippon Yakin Kogyo Company, Ltd. (a)	8,500	80,408
Nippon Yusoki Company, Ltd.	5,000	31,617
Nipro Corp. (a)	9,000	172,331
Nishimatsu Construction Company, Ltd. (a)	55,000	188,773
Nissan Diesel Motor Company, Ltd. (a)	36,000	163,429
Nissan Shatai Company, Ltd.	17,000	87,810
Nissei Corp.	2,900	36,774
Nissei Plastic Industrial Company, Ltd.	4,000	27,458
Nissen Company, Ltd. (a)	5,300	35,889
Nisshin Fudosan Company	3,000	41,314
Nisshin Oillio Group, Ltd.	20,000	126,638
Nissin Corp.	11,000	43,799
Nissin Electric Company, Ltd. (a)	19,000	81,114
Nissin Kogyo Company, Ltd.	6,900	182,577
Nissin Sugar Manufacturing Company, Ltd.	12,000	34,491
Nitta Corp.	4,500	86,165
Nittan Valve Company, Ltd.	4,000	41,187
Nittetsu Mining Company, Ltd.	12,000	101,344
Nitto Boseki Company, Ltd.	44,000	155,110
Nitto Fuji Flour Milling Company, Ltd.	11,000	35,802
Nitto Kogyo Corp.	5,700	95,024
Nitto Kohki Company, Ltd.	3,700	84,766
NIWS Company HQ, Ltd. (a)	124	45,233
NOF Corp.	18,000	94,649
Nohmi Bosai, Ltd.	6,000	40,375
Nomura Company, Ltd.	6,000	33,629
Noritake Company, Ltd.	21,000	105,630
Noritsu Koki Company, Ltd. (a)	3,800	67,461
Noritz Corp. (a)	7,400	148,576
Nosan Corp.	11,000	29,943
NS Solutions Corp. (a)	5,000	136,952
Odakyu Real Estate Company, Ltd.	11,000	52,819
Oenon Holdings, Inc. (a)	9,000	29,597

The accompanying notes are an integral part of the financial statements. 196

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Oiles Corp. (a)	4,100	$104,675
Oita Bank, Ltd.	21,000	149,658
Okabe Company, Ltd. *	9,000	40,477
Okamoto Industries, Inc. (a)	11,000	39,429
Okamoto Machine Tool Works, Ltd.	7,000	35,269
Okamura Corp.	13,000	141,001
Okinawa Electric Power Company, Inc.	3,100	211,751
OKK Corp.	10,000	38,127
Okumura Corp. (a)	23,000	127,162
Okura Industrial Company, Ltd.	8,000	31,313
Okuwa Company, Ltd.	7,000	98,707
Olympic Corp.	4,600	33,988
O-M, Ltd.	8,000	40,849
ONO Sokki Company, Ltd.	5,000	36,859
Onoken Company, Ltd.	3,000	40,604
Organo Corp. (a)	5,000	62,939
Oriental Yeast Company, Ltd.	6,000	37,028
Origin Electric Company, Ltd.	6,000	42,252
Osaka Steel Company, Ltd. (a)	4,100	88,384
Osaki Electric Comany, Ltd. (a)	4,000	36,047
Oyo Corp.	3,300	37,299
Pacific Industrial Company, Ltd.	7,000	47,223
Pacific Metals Company, Ltd. (a)	16,000	223,316
Paramount Bed Company, Ltd. (a)	5,000	95,317
Parco Company, Ltd. (a)	6,000	73,092
Paris Miki, Inc. (a)	5,300	90,282
Pasona, Inc.	34	68,121
Patlite Corp.	3,700	35,251
PCA Corp.	1,500	21,050
Penta-Ocean Construction Company, Ltd. *	76,000	93,803
Pentax Corp. (a)	13,000	77,039
PIA Corp *	2,600	40,135
Pigeon Corp. (a)	2,800	48,762
Piolax, Inc.	1,800	36,825
Press Kogyo Company, Ltd.	12,000	61,273
Prima Meat Packers, Ltd. * (a)	30,000	41,339
Raito Kogyo Company, Ltd.	9,900	33,644
Rasa Industries, Ltd. (a)	10,000	38,803
RENOWN, Inc. *	8,000	75,678
Resort Solution Company, Ltd.	9,000	39,336
Resorttrust, Inc.	5,500	153,436
Rhythm Watch Company, Ltd.	20,000	30,941
Ricoh Elemex Corp.	4,000	29,013
Ricoh Leasing Company, Ltd.	4,800	120,923
Right On Company, Ltd.	3,900	133,857
Riken Corp. (a)	16,000	98,064
Riken Keiki Company, Ltd.	4,000	33,883
Riken Technos Corp.	8,000	29,757
Riken Vitamin Company, Ltd. (a)	2,000	60,867
Ringer Hut Company, Ltd. (a)	3,000	37,611
Rock Field Company, Ltd.	1,800	28,775
Roland Corp.	4,200	90,008

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Royal Holdings Company, Ltd. (a)	6,000	$79,686
Ryobi, Ltd.	22,000	181,520
Ryoden Trading Company, Ltd.	10,000	82,932
Ryosan Company, Ltd.	9,200	237,991
Ryoshoku, Ltd.	4,000	94,683
Ryoyo Electro Corp.	6,600	106,178
S Foods, Inc.	4,500	42,493
S Science Company, Ltd.	102,000	23,282
Sagami Chain Company, Ltd. (a)	4,000	38,279
Saibu Gas Company, Ltd.	54,000	135,582
Saizeriya Company, Ltd. (a)	6,400	83,537
Sakai Chemical Industry Company, Ltd.	18,000	109,713
Sakata INX Corp.	8,000	44,027
Sakata Seed Corp. (a)	8,000	97,253
Sala Corp.	8,000	39,631
San-Ai Oil Company, Ltd.	10,000	44,636
Sanden Corp. (a)	24,000	109,764
Sanei-International Company, Ltd.	1,300	47,477
Sankei Building Company, Ltd.	11,000	114,845
Sanki Engineering Company, Ltd. (a)	12,000	76,389
Sankyo Seiko Company, Ltd.	7,000	36,867
Sankyo-Tateyama Holdings, Inc.	47,000	108,073
Sanoh Industrial Company, Ltd.	5,000	32,885
Sanrio Company, Ltd. (a)	6,100	89,986
Sanshin Electronics Company, Ltd.	5,000	62,685
Sanyo Chemical Industries, Ltd. (a)	16,000	116,730
Sanyo Denki Company, Ltd.	6,000	46,411
Sanyo Electric Credit Company, Ltd. (a)	4,100	72,614
Sanyo Shokai, Ltd. (a)	18,000	153,081
Sasebo Heavy Industries Company, Ltd. * (a)	18,000	63,606
Sato Corp.	2,500	52,519
Sato Shoji Corp.	3,000	30,459
Satori Electric Company, Ltd.	2,400	41,288
Secom Techno Service Compnay, Ltd. (a)	2,000	89,103
Seijo Corp.	1,300	30,937
Seika Corp.	16,000	51,940
Seikagaku Corp.	7,600	81,018
Seiko Corp. (a)	10,000	65,010
Seiren Company, Ltd. (a)	6,000	65,686
Sekisui Plastics Company, Ltd.	21,000	79,356
Senko Company, Ltd.	12,000	42,201
Senshu Electric Company, Ltd.	1,500	35,950
Senshukai Company, Ltd.	8,000	117,203
Shaddy Company, Ltd. (a)	2,400	30,413
Shibaura Mechatronics Corp.	4,000	18,632
Shibusawa Warehouse Company, Ltd. (a)	10,000	48,694
Shibuya Kogyo Company, Ltd.	3,300	27,842
Shikibo, Ltd. (a)	20,000	30,941
Shikoku Bank, Ltd.	35,000	138,769
Shikoku Chemicals Corp.	6,000	37,636
Shikoku Coca-Cola Bottling Company, Ltd.	3,300	37,717
Shima Seiki Manufacturing, Ltd. (a)	6,700	176,152

The accompanying notes are an integral part of the financial statements. 197

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shimizu Bank, Ltd.	1,800	$83,388
Shin Nippon Air Technologies Company, Ltd.	4,500	34,352
Shinagawa Refractories Company, Ltd.	8,000	36,047
Shindengen Electric Manufacturing
Company, Ltd.	15,000	68,349
Shin-Etsu Polymer Company, Ltd. (a)	7,000	86,990
Shinkawa, Ltd.	3,500	80,628
Shin-Keisei Electric Railway Company, Ltd.	10,000	37,112
Shinki Company, Ltd.	10,500	31,156
Shinko Electric Company, Ltd. (a)	12,000	44,738
Shinko Plantech Company, Ltd. (a)	6,000	64,012
Shinko Shoji Company, Ltd.	3,000	44,154
Shin-Kobe Electric Machinery Company, Ltd.	7,000	36,394
Shinmaywa Industries, Ltd.	18,000	97,844
Shinsho Corp.	13,000	43,850
Shinwa Kaiun Kaisha, Ltd.	14,000	66,633
Shiroki Corp.	12,000	36,013
Shizuki Electric Company, Inc.	8,000	29,149
Shizuoka Gas Company, Ltd.	7,000	52,371
Sho-Bond Corp. (a)	4,200	44,205
Shobunsha Publications, Inc.	2,400	28,202
Shochiku Company, Ltd. (a)	18,000	136,343
Shoko Company, Ltd. (a)	20,000	35,506
Showa Aircraft Industry Company, Ltd.	3,000	42,151
Showa KDE Company, Ltd. *	10,000	18,345
Showa Sangyo Company, Ltd.	33,000	83,693
Siix Corp.	2,000	29,115
Silver Seiko, Ltd. * (a)	70,000	36,689
Sinanen Company, Ltd.	7,000	38,938
Sintokogio, Ltd.	9,000	126,908
SMK Corp.	14,000	91,487
Snow Brand Milk	41,000	163,251
SNT Corp. *	7,000	40,713
Sodick Company, Ltd.	4,000	31,279
Sogo Medical Company, Ltd.	1,400	29,352
Sohgo Security Services Company, Ltd.	3,740	71,929
Sorun Corp.	4,700	41,680
Space Company, Ltd.	4,200	37,991
SRA Holdings, Inc.	3,300	54,930
SSP Company, Ltd. (a)	16,000	94,142
ST Chemical Company, Ltd. (a)	6,000	79,990
St. Marc Holdings Company, Ltd.	1,000	62,474
Star Micronics Company, Ltd. (a)	5,000	107,363
Starzen Company, Ltd.	14,000	36,453
Stella Chemifa Corp. (a)	1,000	34,491
Sugi Pharmacy Company, Ltd. (a)	6,100	110,872
Sugimoto & Company, Ltd.	2,000	32,040
Sumida Corp.	1,800	33,553
Suminoe Textile Company, Ltd.	11,000	35,895
Sumisho Computer Systems Corp.	5,400	116,409
Sumitomo Coal Mining Company, Ltd. *	20,000	23,332
Sumitomo Light Metal Industries, Ltd. (a)	47,000	122,377

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sumitomo Mitsui Company, Ltd. *	9,000	$21,075
Sumitomo Pipe & Tube Company, Ltd.	6,000	40,020
Sumitomo Precision Products Company, Ltd.	6,000	33,781
Sumitomo Seika Chemicals Company, Ltd.	8,000	47,274
Sun Wave Corp.	11,000	32,826
Suruga Corp.	1,300	96,602
SWCC Showa Holdings Company, Ltd. (a)	29,000	43,639
SxL Corp. *	25,000	26,418
T. Hasegawa Company, Ltd.	6,900	106,629
Tachibana Eletech Company, Ltd.	4,000	41,593
Tachihi Enterprise Company, Ltd.	2,400	99,822
Tachikawa Corp.	4,600	28,116
Tachi-S Company, Ltd.	4,300	39,041
Tadano, Ltd.	18,000	231,144
Taihei Dengyo Kaisha, Ltd.	6,000	45,803
Taihei Kogyo Company, Ltd. (a)	12,000	68,577
Taiho Kogyo Company, Ltd.	3,400	45,874
Taikisha, Ltd.	10,000	121,143
Taisei Rotec Corp.	18,000	35,151
Takagi Securities Company, Ltd.	6,000	30,738
Takamatsu Corp. (a)	6,200	105,351
Takano Company, Ltd.	2,000	21,608
Takaoka Electric Manufacturing Company, Ltd.	18,000	36,368
(a)
Takara Printing Company, Ltd.	3,300	33,059
Takara Standard Company, Ltd.	26,000	156,277
Takasago International Corp. (a)	16,000	79,804
Takasago Thermal Engineering Company, Ltd.	12,000	104,185
Takiron Company, Ltd.	10,000	36,436
Takuma Company, Ltd. (a)	14,000	84,623
Tamura Corp.	11,000	50,309
Tamura Taiko Holdings, Inc.	9,000	26,477
Tasaki Shinju Company, Ltd. (a)	7,000	34,618
Tatsuta Electric Wire & Cable Company, Ltd. *	12,000	36,825
Tayca Corp.	11,000	33,012
TCM Corp.	12,000	40,578
Teac Corp. * (a)	26,000	30,992
Techno Ryowa, Ltd.	6,400	43,013
Tecmo, Ltd.	5,300	39,294
Teikoku Piston Ring Company, Ltd. (a)	3,000	28,024
Teikoku Sen-I Company, Ltd.	8,000	35,709
Teikoku Tsushin Kogyo Company, Ltd.	7,000	34,737
Tekken Corp. * (a)	19,000	26,021
Tenma Corp.	5,000	88,342
TIS, Inc. (a)	6,500	134,352
TKC Corp.	2,900	51,606
TOA Corp.	29,000	29,419
TOA Oil Company, Ltd.	22,000	34,965
TOA ROAD Corp. *	15,000	29,926
Toagosei Company, Ltd.	33,000	135,303
Tobishima Corp. * (a)	38,500	27,991
Tobu Store Company, Ltd.	14,000	39,293

The accompanying notes are an integral part of the financial statements. 198

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
TOC Company, Ltd. (a)	22,000	$138,372
Tocalo Company, Ltd.	2,000	60,360
Tochigi Bank, Ltd.	19,000	115,487
Toda Kogyo Corp.	9,000	37,738
Toei Company, Ltd.	16,000	87,784
Toenec Corp. (a)	14,000	69,592
Tohcello Company, Ltd.	4,000	47,071
Toho Bank, Ltd.	48,000	213,036
Toho Company, Ltd.	12,000	40,578
Toho Real Estate Company, Ltd.	6,000	40,883
Toho Tenax Company, Ltd. * (a)	12,000	70,403
Toho Zinc Company, Ltd. (a)	17,000	162,110
Tohoku Bank, Ltd.	15,000	29,166
Tohoku Pioneer Corp.	2,700	39,579
Tokai Carbon Company, Ltd. (a)	34,000	280,243
Tokai Corp.	15,000	63,657
Tokai Pulp & Paper Company, Ltd. (a)	11,000	33,384
Tokimec, Inc. (a)	13,000	31,541
Toko Electric Corp.	8,000	34,356
Toko, Inc. (a)	16,000	44,095
Tokushima Bank, Ltd.	19,000	131,389
Tokushu Paper Manufacturing Company, Ltd.	7,000	36,512
Tokyo Dome Corp. * (a)	21,000	105,808
Tokyo Energy & Systems, Inc.	5,000	40,494
Tokyo Kikai Seisakusho, Ltd. (a)	10,000	31,025
Tokyo Leasing Company, Ltd. (a)	8,000	128,904
Tokyo Rakutenchi Company, Ltd.	9,000	41,009
Tokyo Rope Manufacturing Company, Ltd. (a)	34,000	69,845
Tokyo Style Company, Ltd.	8,000	89,813
Tokyo Tekko Company, Ltd.	4,000	32,936
Tokyo Theatres Company, Inc.	12,000	35,912
Tokyotokeiba Company, Ltd. (a)	33,000	102,105
Tokyu Community Corp.	1,300	39,124
Tokyu Livable, Inc.	800	63,370
Tokyu Recreation Company, Ltd.	6,000	34,847
Tokyu Store Chain Company, Ltd.	8,000	47,274
Toli Corp.	10,000	30,349
Tomato Bank, Ltd.	16,000	35,844
Tomen Electronics Corp.	2,200	37,011
Tomoe Corp.	8,000	32,260
Tomoku Company, Ltd. (a)	16,000	37,061
Tomy Company, Ltd. (a)	5,600	37,068
Tonami Transportation Company, Ltd.	11,000	30,315
Topre Corp.	9,000	89,399
Topy Industries, Ltd.	29,000	124,296
Tori Holdings Company, Ltd. *	73,000	20,982
Torigoe Company, Ltd.	5,000	35,548
Torii Pharmaceutical Company, Ltd. (a)	5,100	84,978
Torishima Pump Manufacturing Company, Ltd.	5,000	45,946
Toshiba Plant Systems & Services Corp.	16,000	109,561
Tosho Printing Company, Ltd.	9,000	30,586
Totetsu Kogyo Company, Ltd.	6,000	39,107

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tottori Bank, Ltd.	13,000	$36,706
Touei Housing Corp.	4,800	74,258
Towa Bank, Ltd. (a)	24,000	50,520
Towa Corp. * (a)	4,900	30,156
Towa Pharmaceutical Company, Ltd. (a)	1,600	57,621
Towa Real Estate Development
Company, Ltd. * (a)	15,000	82,171
Toyo Construction Company, Ltd. * (a)	26,000	17,584
Toyo Corp. (a)	3,400	44,494
Toyo Electric Manufacturing Company, Ltd.	6,000	25,514
Toyo Engineering Corp. (a)	18,000	89,171
Toyo Kanetsu K K	14,000	38,110
Toyo Kohan Company, Ltd.	22,000	89,644
Toyo Machinery & Metal Company, Ltd.	4,000	25,936
Toyo Securities Company, Ltd.	9,000	45,574
Toyo Tire & Rubber Company, Ltd. (a)	30,000	131,372
Toyo Wharf & Warehouse Company, Ltd. (a)	17,000	38,803
TRAD Company, Ltd. (a)	11,000	51,517
Trans Cosmos, Inc.	3,900	87,700
Trusco Nakayama Corp. (a)	3,700	75,070
Tsubakimoto Chain Company	23,000	150,106
Tsubakimoto Kogyo Company, Ltd.	10,000	39,902
Tsudakoma Corp. (a)	20,000	55,288
Tsugami Corp. (a)	14,000	77,166
Tsukishima Kikai Company, Ltd. (a)	7,000	77,817
Tsurumi Manufacturing Company, Ltd.	4,000	39,868
Tsutsumi Jewelry Company, Ltd.	3,000	79,128
TTK Company, Ltd.	6,000	36,013
Ube Material Industries, Ltd.	12,000	44,129
Uchida Yoko Company, Ltd.	8,000	43,824
UFJ Central Leasing Company, Ltd.	1,000	49,370
Unicharm Petcare Corp. (a)	2,000	73,210
Uniden Corp. (a)	12,000	96,475
Unimat Life Corp.	2,800	38,820
Union Tool Company (a)	1,700	72,432
Unitika, Ltd. (a)	73,000	107,997
U-Shin, Ltd.	5,000	32,970
Valor Company, Ltd.	6,000	69,490
Venture Link Company, Ltd. * (a)	9,800	22,617
VITAL-Net, Inc.	6,500	47,751
Wakachiku Construction Company, Ltd. * (a)	17,000	17,964
Warabeya Nichiyo Company, Ltd.	2,500	34,809
Watabe Wedding Corp.	2,000	31,009
WATAMI Company, Ltd. (a)	3,000	43,901
Wood One Company, Ltd.	6,000	52,853
Yahagi Construction Company, Ltd.	8,000	39,158
Yaizu Suisankagaku Industry Company, Ltd.	2,700	29,102
Yamagata Bank, Ltd.	27,000	147,223
Yamaichi Electronics Company, Ltd.	3,100	24,503
Yamatane Corp. *	20,000	33,308
Yamazen Corp. *	6,000	44,078
Yaoko Company, Ltd.	1,900	49,793

The accompanying notes are an integral part of the financial statements. 199

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yasuda Warehouse Company, Ltd.	4,000	$41,322
Yellow Hat, Ltd.	3,600	28,516
Yodogawa Steel Works, Ltd. (a)	30,000	199,087
Yokohama Reito Company, Ltd.	10,000	79,635
Yokowo Company, Ltd.	2,800	31,553
Yomeishu Seizo Company, Ltd. (a)	2,000	19,850
Yomiuri Land Company, Ltd. (a)	6,000	39,919
Yondenko Corp.	7,000	39,116
Yonekyu Corp.	3,500	36,186
Yorozu Corp. (a)	3,000	40,325
Yoshimoto Kogyo Company, Ltd.	4,000	67,969
Yoshinoya D&C Company, Ltd. (a)	48	80,345
Yuasa Trading Company, Ltd.	35,000	67,165
Yuken Kogyo Company, Ltd. *	14,000	49,353
Yukiguni Maitake Company, Ltd.	8,500	32,911
Yuraku Real Estate Company, Ltd. (a)	13,000	85,722
Yurtec Corp.	15,000	78,747
Yushiro Chemical Industry Company, Ltd. (a)	2,000	43,622
Zenrin Company, Ltd. (a)	5,000	145,405
ZERIA Pharmaceutical Company, Ltd.	5,000	45,439
Zuken, Inc.	3,800	35,465

		58,789,088
Luxembourg - 0.20%
Thiel Logistik AG * (a)	145,482	544,719
Malaysia - 1.23%
Aeon Company M Berhad	62,300	142,278
Affin Holdings Berhad	218,500	139,096
Boustead Holdings Berhad	126,100	78,475
DRB-Hicom Berhad	110,200	59,142
Guinness Anchor Berhad	15,500	26,549
Hong Leong Industries Berhad	25,000	39,609
IJM Corp. Berhad	83,150	206,510
Island & Peninsular Berhad	151,600	70,542
KFC Holdings Malaysia Berhad	35,800	59,275
KNM Group Berhad	49,000	152,469
Kulim Malaysia Berhad	87,100	164,105
Landmarks Berhad	193,300	135,194
Lingkaran Trans Kota Holdings Berhad	96,100	74,071
MAA Holdings Berhad	80,200	46,247
Malaysian Bulk Carriers Berhad	153,700	161,466
Malaysian Industrial Development Finance	128,400	49,117
Malaysian Oxygen Berhad	12,000	49,329
MNRB Holdings Berhad	77,500	101,770
Mulpha International Berhad *	308,600	148,882
Oriental Holdings Berhad	31,700	43,799
OSK Holdings Berhad	72,100	52,485
Puncak Niaga Holdings Berhad	45,900	44,550
Ranhill Berhad	141,100	51,961
Scomi Group Berhad	384,400	132,779
Star Publications Malaysia Berhad	46,500	41,947
Ta Ann Holdings Berhad	58,920	181,654

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
TA Enterprise Berhad	177,700	$85,730
Tan Chong Motor Holdings Berhad	272,000	95,507
Top Glove Corp., Berhad	59,220	149,614
Tronoh Consolidated M Berhad	15,000	37,896
Uchi Technologies Berhad	117,000	104,876
Unisem M Berhad	156,400	84,384
Utama Banking Group Berhad *	313,400	186,090
Wah Seong Corp., Berhad	162,500	115,508
WTK Holdings Berhad	18,600	45,664

		3,358,570
Mexico - 0.55%
Consorcio ARA SA de CV	21,700	136,336
Controladora Comercial Mexicana SA de CV	47,700	120,987
Corp GEO SA de CV *	42,900	232,619
Embotelladoras Arca SA de CV	38,516	138,081
Empresas ICA Sociedad
Controladora SA de CV *	25,600	91,777
Gruma SA de CV	17,000	53,708
Grupo Aeroportuario del Sureste SA de CV	27,200	121,160
Grupo Cementos de Chihuahua SA de CV	5,000	23,751
Grupo Continential SA	51,100	105,337
Industrias CH SA *	54,300	203,427
Industrias Penoles SA de CV	7,300	71,315
Organizacion Soriana SA de CV	38,700	110,681
TV Azteca SA de CV *	113,500	91,044

		1,500,223
Netherlands - 3.19%
Aalberts Industries NV	16,192	1,559,582
Arcadis NV	2,012	126,444
Beter Bed Holdings NV	1,579	47,234
Boskalis Westminster	1,479	134,980
Brunel International NV	1,093	34,012
Eriks Group NV	490	37,465
Fornix Biosciences NV	1,231	35,212
Grolsch NV (a)	1,634	67,991
Heijmans NV	3,315	186,138
ICT Automatisering NV	1,167	23,160
Imtech NV	15,998	1,097,677
Koninklijke Ten Cate NV (a)	3,898	134,862
Koninklijke Vopak NV (a)	2,753	137,681
Macintosh Retail Group NV	3,032	117,537
Nutreco Holding NV	775	53,832
OCE NV (a)	3,093	51,480
OPG Groep NV	5,986	722,284
Ordina NV (a)	3,328	74,325
SBM Offshore NV	61,989	2,205,372
Smit Internationale NV	1,764	113,822
Stork NV	4,004	207,132
Telegraaf Media Groep NV (a)	3,526	92,602
Unit 4 Agresso NV *	1,972	47,511
Univar NV	2,378	124,275

The accompanying notes are an integral part of the financial statements. 200

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
USG People NV (a)	1,680	$68,038
Vedior NV	54,074	1,179,738

		8,680,386
New Zealand - 0.38%
Air New Zealand, Ltd.	56,846	93,220
Fisher & Paykel Appliances Holdings, Ltd. (a)	25,556	65,370
Freightways, Ltd.	20,218	62,626
Hallenstein Glasson Holdings, Ltd.	5,755	20,569
Hellaby Holdings, Ltd.	11,472	32,078
Infratil, Ltd.	32,979	124,803
Mainfreight, Ltd.	12,437	62,057
New Zealand Oil & Gas, Ltd. *	70,331	43,373
Nuplex Industries, Ltd.	15,463	74,230
PGG Wrightson, Ltd. (a)	34,036	36,494
Port of Tauranga, Ltd.	12,311	52,628
Pumpkin Patch, Ltd. (a)	30,500	91,483
Ryman Healthcare, Ltd.	122,620	203,659
Tower, Ltd. * (a)	37,391	64,723

		1,027,313
Norway - 0.93%
Acta Holding ASA (a)	30,000	163,844
Aktiv Kapital ASA (a)	5,600	76,689
Altinex ASA *	180,000	34,334
Camillo Eitzen & Comapny AS	2,100	22,253
DET Norske Oljeselskapb * (a)	46,000	81,592
DOF ASA	5,500	56,938
EDB Business Partner ASA	4,400	38,735
Ekornes ASA	3,800	89,209
Expert ASA	6,363	120,333
Farstad Shipping ASA	4,000	83,797
Fast Search & Transfer ASA * (a)	36,000	85,688
Ganger Rolf ASA *	2,300	86,242
Kongsberg Gruppen ASA	1,600	48,778
Leroy Seafood Group ASA	4,400	88,231
Norse Energy Corp., ASA *	62,000	35,781
Ocean RIG ASA * (a)	28,500	187,711
Petrolia Drilling ASA *	90,000	46,219
Sinvest ASA * (a)	7,500	160,175
Solstad Offshore ASA	2,200	48,061
Sparebanken Midt-Norge	6,900	92,804
Tandberg ASA	18,800	336,376
Tandberg Television ASA * (a)	17,000	303,477
Tomra Systems ASA (a)	15,121	116,355
TTS Marine ASA	3,000	32,280
Veidekke ASA (a)	2,100	108,870

		2,544,772
Philippines - 0.27%
China Banking Corp.	2,880	52,904
Filinvest Land, Inc. *	2,038,750	70,693
First Philippine Holdings Corp.	44,800	69,812
Jollibee Foods Corp.	59,300	61,197

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Philippines (continued)
Megaworld Corp.	6,316,800	$397,652
Petron Corp.	478,000	43,410
Universal Robina Corp.	101,800	36,245

		731,913
Poland - 0.52%
Bioton SA *	127,166	93,500
Budimex SA *	922	30,615
CCC SA	6,723	105,469
Cersanit-Krasnystaw SA *	12,602	175,920
Echo Investment SA *	1,784	60,205
Eurocash SA *	14,900	45,437
Fabryka Kotlow Rafako SA *	4,029	14,471
Firma Chemiczna Dwory SA *	1,489	62,308
Grupa Kety SA	1,644	102,940
Impexmetal SA *	893	73,798
Mondi Packaging Paper Swiecie SA	639	20,071
PBG SA *	1,987	204,010
Pfleiderer Grajewo SA	1,150	23,184
Polimex Mostostal SA	766	47,496
Praterm SA *	1,653	23,243
Prokom Software SA	1,173	62,001
Provimi-Rolimpex SA *	7,900	56,212
Softbank SA	7,858	166,673
Vistula & Wolczanka SA *	1,293	43,810

		1,411,363
Portugal - 0.31%
Gescartao SGPS SA *	1,894	51,370
Impresa SGPS *	6,950	45,884
Jeronimo Martins, SGPS SA	2,533	61,396
Mota Engil, SGPS SA	15,218	118,188
Semapa-Sociedade de Investimento e Gestao	7,734	113,273
Sonae Industria-SGPS SA New *	21,800	255,833
SONAECOM - SGPS SA *	22,954	192,541

		838,485
Singapore - 0.95%
Allgreen Properties, Ltd.	75,000	77,542
Amtek Engineering, Ltd.	108,000	45,936
Bonvests Holdings, Ltd. *	47,000	57,820
Bukit Sembawang Estates Ltd *	8,000	49,470
Cerebos Pacific, Ltd.	22,000	44,916
CH Offshore, Ltd.	136,000	36,932
Chuan Hup Holdings, Ltd.	192,000	38,948
Creative Technology, Ltd. (a)	15,150	98,145
Delong Holdings, Ltd. *	455,000	52,104
Ezra Holdings Pte, Ltd.	41,000	133,072
Hi-P International, Ltd. (a)	80,000	36,383
Ho Bee Investment, Ltd.	45,000	47,703
Hong Fok Corp., Ltd. *	68,000	42,272
Hong Leong Asia, Ltd.	43,000	54,024
Hotel Plaza, Ltd.	40,000	52,087
Hotel Properties, Ltd.	61,000	134,917

The accompanying notes are an integral part of the financial statements. 201

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
HTL International Holdings, Ltd.	57,000	$36,926
Hwa Hong Corp., Ltd.	92,000	40,937
Hyflux, Ltd. (a)	31,000	49,496
Jaya Holdings, Ltd.	56,000	52,035
Jurong Technologies Industrial Corp., Ltd.	64,000	41,879
K1 Ventures, Ltd. *	374,000	77,091
Keppel Telecommunications & Transportation
Company, Ltd. (a)	47,000	61,818
Kim Eng Holdings, Ltd.	51,000	51,727
MediaRing, Ltd. *	145,000	37,479
Metro Holdings, Ltd.	81,000	43,993
MFS Technology, Ltd. *	56,000	31,148
Midas Holdings, Ltd.	77,000	70,540
MMI Holding, Ltd.	88,000	80,618
NatSteel, Ltd.	41,000	40,780
Orchard Parade Holdings, Ltd. *	70,000	48,096
Osim International, Ltd.	81,000	52,738
Pan-United Marine, Ltd. *	47,000	52,284
Petra Foods, Ltd.	46,000	49,967
Robinson & Company, Ltd.	13,000	43,810
SBS Transit, Ltd.	29,500	51,927
Singapore Food Industries, Ltd.	68,000	39,825
Sinomem Technology, Ltd.	76,000	45,504
Straits Trading Company, Ltd.	39,000	107,695
Tat Hong Holdings, Ltd.	52,000	44,575
Unisteel Technology, Ltd. (a)	25,000	43,188
United Engineers, Ltd.	25,000	45,315
United Test and Assembly Center, Ltd. * (a)	215,000	116,068
UOB-Kay Hian Holdings, Ltd.	75,000	74,107
WBL Corp., Ltd. (a)	17,000	50,059

		2,583,896
South Africa - 2.58%
Adcorp Holdings, Ltd.	10,327	48,017
Aeci, Ltd.	19,328	189,072
Afgri, Ltd. *	105,073	94,232
African Oxygen, Ltd.	29,934	124,728
African Rainbow Minerals, Ltd. *	20,963	280,556
Alexander Forbes, Ltd. *	47,883	108,678
Allied Technologies, Ltd.	11,687	105,941
Amalgamated Appliance Holding Company,
Ltd. *	46,719	40,481
Argent Industrial, Ltd.	20,036	48,156
Astral Foods, Ltd.	8,106	117,444
Aveng, Ltd.	68,362	372,568
Bytes Technology Group, Ltd.	35,480	68,534
Capitec Bank Holdings, Ltd.	8,290	42,320
Ceramic Industries, Ltd.	1,781	36,860
City Lodge Hotels, Ltd.	5,411	56,665
DataTec, Ltd. *	22,638	104,947
Dimension Data Holdings PLC	260,585	248,080
Distell Group, Ltd.	3,600	25,829
Distribution & Warehousing Network, Ltd. *	29,007	64,035

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Ellerine Holdings, Ltd.	26,382	$291,564
Famous Brands, Ltd.	21,997	48,256
Gold Reef Resorts, Ltd.	18,411	58,425
Grindrod, Ltd.	73,852	175,770
Group Five, Ltd.	19,505	137,249
Highveld Steel & Vanadium Corp., Ltd.	3,483	39,166
Iliad Africa, Ltd.	18,612	34,796
Illovo Sugar, Ltd.	15,751	43,464
Johnnic Communications, Ltd.	29,319	361,239
Lewis Group, Ltd.	9,262	86,898
Massmart Holdings, Ltd.	5,747	66,527
Medi-Clinic Corp., Ltd.	45,472	163,749
Metorex, Ltd. *	54,859	153,273
Metropolitan Holdings, Ltd.	136,971	287,254
Mr. Price Group, Ltd.	28,241	115,726
Murray & Roberts Holdings, Ltd.	64,770	478,997
Mustek, Ltd.	25,208	37,737
Mvelaphanda Group, Ltd.	40,873	63,725
Nampak, Ltd.	97,095	311,468
New Clicks Holdings, Ltd.	39,503	71,127
Northam Platinum, Ltd.	43,977	300,348
Omnia Holdings, Ltd.	5,039	44,391
Peregrine Holdings, Ltd.	54,272	106,555
Primedia, Ltd. *	25,101	78,962
PSG Group, Ltd.	21,133	80,767
Rainbow Chicken, Ltd.	59,705	105,030
Santam, Ltd.	15,918	222,480
Spar Group, Ltd.	10,739	66,691
Sun International, Ltd.	23,458	433,700
Tongaat-Hulett Group, Ltd.	13,561	224,526
Trencor, Ltd.	19,947	88,096
Wilson Bayly Holmes-Ovcon, Ltd.	5,031	59,002

		7,014,101
South Korea - 4.62%
Binggrae Company, Ltd.	990	37,634
Bukwang Pharmaceutical Company, Ltd.	2,450	46,047
Byucksan Engineering & Construction
Company, Ltd.	4,400	35,041
Cheil Communications, Inc.	590	142,840
Chong Kun Dang Pharm Corp.	1,276	41,732
Choongwae Pharma Corp.	1,019	44,093
CJ CGV Company, Ltd.	2,000	36,528
Crown Confectionery Company, Ltd.	310	36,538
Dae Han Flour Mills Company, Ltd.	230	48,479
Daeduck Electronics Company, Ltd.	6,110	49,762
Daeduck GDS Company, Ltd.	3,600	31,346
Daehan City Gas Company, Ltd.	1,530	39,397
Daehan Synthetic Fiber Company, Ltd.	310	42,793
Daekyo Company, Ltd.	1,000	83,249
Daerim Corp. *	1,180	22,554
Daesang Corp. *	3,090	33,467
Daesung Industrial Company, Ltd.	550	51,219

The accompanying notes are an integral part of the financial statements. 202

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Daewoo Motor Sales	4,910	$131,907
Daewoong Pharmaceutical Company, Ltd.	960	60,245
Daishin Securities Company, Ltd.	9,110	209,431
Daou Technology, Inc.	5,570	35,487
DC Chemical Company, Ltd.	1,720	83,101
Dong Su Industrial Company, Ltd.	1,490	25,394
Dong Wha Pharmaceutical Industrial
Company, Ltd.	1,460	43,409
Dong-A Pharmaceutical Company, Ltd.	1,203	100,277
Dongbu Corp.	3,980	58,955
Dongbu Hannong Chemicals Company, Ltd.	2,060	40,358
Dongbu Securities Company, Ltd.	3,240	50,574
Dongbu Steel Company, Ltd.	3,980	35,289
DongbuElectronics Company, Ltd. *	17,000	33,937
Dongkuk Steel Mill Company, Ltd.	8,030	196,966
Dongwon F&B Company, Ltd.	640	46,823
Dongwon Systems Corp.	16,920	31,711
Doosan Corp. *	1,300	79,788
Doosan Industrial Development Company, Ltd. *	12,990	184,143
E1 Corp.	890	48,198
Firstec Company, Ltd. *	12,108	14,078
FnC Kolon Corp.	2,670	43,661
Foosung Company, Ltd. *	19,001	45,195
Fursys, Inc.	2,920	67,283
Gwangju Shinsegae Company, Ltd.	260	40,584
Halla Climate Control Company, Ltd.	14,530	158,144
Halla Engineering & Construction Corp.	1,480	31,824
Handok Pharmaceuticals Company, Ltd.	2,770	42,649
Handsome Company, Ltd.	3,160	48,151
Hanil Cement Manufacturing Company, Ltd.	1,310	107,109
Hanjin Heavy Industries & Construction
Company, Ltd.	2,120	66,408
Hanjin Transportation Company, Ltd.	2,640	82,837
Hankuk Glass Industries, Inc.	1,080	40,138
Hankuk Paper Manufacturing Company, Ltd.	1,070	29,995
Hanmi Pharm Company, Ltd.	1,522	186,664
Hansol CSN	8,980	31,658
Hansol LCD, Inc.	910	42,951
Hansol Paper Company, Inc.	8,310	120,006
Hanwha Chem Corp.	11,170	158,936
Hanwha Securities Company	3,850	41,290
Honam Petrochemical Corp.	1,170	100,632
Hotel Shilla Company, Ltd.	5,200	78,683
Huchems Fine Chemical Corp.	4,460	46,175
Hwa Sung Industrial Company, Ltd.	2,440	43,268
Hyosung Corp. *	6,370	188,716
Hyundai Cement Company	960	32,161
Hyundai Corp. *	1,900	39,543
Hyundai Elevator Company, Ltd.	1,160	83,759
Hyundai H&S Company, Ltd.	1,210	81,459
Hyundai Hysco	10,230	98,308

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hyundai Marine & Fire
Insurance Company, Ltd.	12,070	$164,052
Hyundai Securities Company, Ltd.	8,890	122,246
Ilsung Pharmaceutical Company, Ltd.	650	58,322
Ilyang Pharmaceutical Company, Ltd.	2,380	60,653
Jahwa Electronics Company, Ltd.	4,480	35,107
Jeonbuk Bank	4,293	39,659
KISWIRE, Ltd.	1,480	43,060
Kolon Engineering &
Construction Company, Ltd.	2,190	34,417
Kolon Industries, Inc. *	3,240	51,262
Korea Development Corp.	1,290	25,478
Korea Development Financing Corp.	710	39,128
Korea Express Company, Ltd. *	740	66,555
Korea Iron & Steel Company, Ltd.	2,550	95,853
Korea Kumho Petrochemical	4,530	128,432
Korea Line Corp.	3,180	181,328
Korea Polyol Company, Ltd.	406	19,400
Korea Zinc Company, Ltd.	2,060	200,805
Korean Petrochemical Ind. Company, Ltd.	1,280	50,086
Korean Reinsurance Company	10,350	143,971
KP Chemical Corp. *	18,980	105,808
KPC Holdings, Inc.	174	5,635
KTBNetwork *	6,720	35,536
Kumho Electric Company, Ltd.	707	25,412
Kumho Industrial Company, Ltd.	5,250	106,199
Kwang Dong Pharmaceutical Company, Ltd.	10,360	32,012
Kyeryong Construction
Industrial Company, Ltd.	2,160	88,304
Kyobo Securities Company, Ltd.	3,590	37,434
LG Dacom Corp.	7,910	167,565
LG Fashion Corp. *	4,054	91,691
LG Household & Health Care, Ltd.	2,200	266,313
LG International Corp.	5,375	117,003
LG Life Sciences, Ltd. *	1,060	44,516
LG Petrochemical Company, Ltd.	7,470	233,599
LIG Non-Life Insurance Company, Ltd.	8,940	153,786
Lotte Chilsung Beverage Company, Ltd.	160	218,147
Lotte Midopa Company, Ltd. *	9,850	149,044
Lotte Samkang Company, Ltd.	190	32,986
LS Cable, Ltd.	4,270	155,067
LS Industrial Systems Company, Ltd.	3,710	114,048
Meritz Securities Company, Ltd.	5,270	45,663
Moorim Paper Company, Ltd.	3,770	32,506
Namyang Dairy Products Company, Ltd.	80	67,959
NCSoft Corp. *	1,990	109,881
NH Investment & Securities Company, Ltd.	9,650	110,154
Nong Shim Company, Ltd.	150	41,253
Nong Shim Holdings Company, Ltd.	490	43,810
Orion Corp.	620	151,091
Ottogi Corp.	350	32,036
Pacific Corp. *	740	111,972

The accompanying notes are an integral part of the financial statements. 203

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Pantech & Curitel Communications, Inc. *	26,460	$12,082
Pantech Company, Ltd. *	22,250	21,500
Poonglim Industrial Company, Ltd.	4,740	37,447
Poongsan Corp.	5,650	116,690
Pulmuone Company, Ltd.	1,020	31,843
Pusan City Gas Company, Ltd.	1,820	39,425
S&T Corp.	1,460	39,533
S&T Daewoo Company, Ltd.	1,620	32,856
S&T Dynamics Company, Ltd.	6,810	41,941
S1 Corp.	3,100	123,770
Saehan Industries, Inc. *	6,020	34,838
Sam Young Electronics Company, Ltd.	4,150	33,711
Sambu Construction Company, Ltd.	1,580	50,751
Samchully Company, Ltd.	770	118,147
Samjin Pharmaceutical Company, Ltd.	703	35,607
Samsung Fine Chemicals Company, Ltd.	4,250	113,273
Samwhan Corp.	1,500	32,732
Samyang Corp.	1,580	89,591
Samyang Genex Company, Ltd.	400	37,505
SeAH Holdings Corp.	560	50,485
Seoul Securities Company, Ltd.	13,055	19,754
Serim Paper Manufacturing Company, Ltd. *	2,700	54,760
Shinyoung Securities Company, Ltd.	1,270	63,180
Sindo Ricoh Company, Ltd.	1,960	105,102
SK Chemicals Company, Ltd.	3,110	132,095
SK Gas Company, Ltd.	1,000	60,313
SK Securities Company, Ltd.	68,860	93,958
SKC Company, Ltd.	5,200	109,328
Solomon Mutual Savings Bank	1,530	27,619
Ssangyong Cement Industrial Company, Ltd. *	12,410	160,108
Ssangyong Motor Company *	20,950	124,577
STX Corp.	2,730	77,110
STX Engine Company, Ltd.	3,000	89,992
Sudo Pharmaceutical Industry Company, Ltd. *	14,770	25,643
Sungshin Cement Company, Ltd. *	2,140	35,903
Sungwon Corp. *	9,330	52,111
Tae Young Corp.	1,420	100,120
Taegu Department Store Company	2,330	39,462
Taekwang Industrial Company, Ltd.	70	58,720
Taihan Electric Wire Company, Ltd.	5,070	113,594
Tong Yang Investment Bank *	17,520	193,478
Tong Yang Major Corp. *	5,140	35,640
Union Steel	1,390	31,807
VGX International Inc *	5,310	36,706
Woongjin Coway Company, Ltd.	3,040	84,736
Woongjin Thinkbig Company, Ltd.	5,790	96,526
YESCO Company, Ltd.	1,580	50,332
Youlchon Chemical Company, Ltd.	3,520	33,079
Young Poong Corp.	376	91,829
Youngone Corp.	8,130	43,596
Yuhan Corp.	1,427	227,290

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Yungjin Pharmaceutical Company, Ltd. *	11,000	$23,711

		12,583,127
Spain - 1.50%
Adolfo Dominguez (a)	1,580	96,577
Amper SA	3,877	56,886
Avanzit SA *	8,347	82,053
Baron de Ley *	714	44,493
Campofrio Alimentacion SA	2,352	41,605
Construcciones y Auxiliar de Ferrocarriles SA	288	80,285
Duro Felguera SA (a)	7,697	82,996
Electrificaciones del Norte	5,639	245,979
FAES FARMA SA (a)	12,406	285,600
Grupo Empresarial Ence SA (a)	4,932	292,529
La Seda de Barcelona SA * (a)	84,819	290,649
Mecalux SA * (a)	3,078	153,120
Natra SA (a)	4,190	57,210
Natraceutical SA * (a)	49,023	119,342
NH Hoteles SA (a)	9,775	220,893
Obrascon Huarte Lain SA (a)	7,972	322,433
Prosegur Cia de Seguridad SA	1,227	43,182
Sociedad Nacional Inds., Aplicaciones
Celulosa Espanola * (a)	8,538	58,853
Sol Melia SA (a)	12,473	284,337
SOS Cuetara SA	6,388	118,323
Tecnocom Telecomunicaciones y Energia SA *	3,269	60,161
Tubacex SA (a)	31,018	207,244
Tubos Reunidos SA (a)	5,645	132,717
Uralita SA	18,277	140,252
Urbas Proyectos Urbanisticos SA *	10,449	43,133
Vidrala SA (a)	4,037	134,597
Viscofan SA	11,089	229,019
Zeltia SA * (a)	16,317	147,879

		4,072,347
Sweden - 1.95%
Acando AB *	14,000	34,770
Active Biotech AB *	4,200	47,659
AddTech AB	3,800	75,663
Angpanneforeningen AB, B Shares	2,000	42,820
Axfood AB (a)	5,750	225,698
Axis Communications AB (a)	9,900	138,480
Bergman & Beving AB (a)	5,500	152,297
Billerud Aktibolag AB (a)	11,500	169,068
Bong Ljungdahl AB *	4,000	37,396
Cardo AB (a)	5,000	186,981
Clas Ohlson AB (a)	2,250	43,355
Concordia Maritime AB	6,500	42,863
D. Carnegie & Company AB (a)	52,789	1,109,495
Elekta AB, Series B (a)	6,000	128,460
Gunnebo AB	5,274	57,211
Haldex AB	3,300	80,309
Hoganas AG, B Shares (a)	7,400	183,784

The accompanying notes are an integral part of the financial statements. 204

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
IBS AB *	17,000	$60,177
Industrial & Financial Systems Corp. *	56,000	71,938
JM AB	14,400	429,572
Lindex AB * (a)	10,000	128,104
LogicaCMG PLC (a)	19,000	63,459
Micronic Laser Systems AB * (a)	7,700	72,263
Munters AB (a)	1,650	68,769
New Wave Group AB, B Shares (a)	6,000	62,732
Nibe Industrier AB, B Shares	10,200	164,151
Nobia AB	9,700	389,742
Nolato AB	3,400	33,971
Obsever AB * (a)	18,200	75,335
OEM International AB	900	25,564
Peab AB	8,800	204,109
Pergo AB * (a)	9,800	71,338
Proffice AB *	10,000	32,686
Q-Med AB (a)	14,300	177,575
Rederi AB Transatlantic	9,000	70,653
Skanditek Industriforvaltning AB	9,500	59,392
SkiStar AB	5,100	78,618
Studsvik AB	1,200	47,359
Sweco AB *	2,600	96,488
Teleca AB * (a)	14,200	59,183

		5,299,487
Switzerland - 5.45%
Actelion, Ltd. *	1,985	433,150
AFG Arbonia-Forster Holdings	351	165,566
Allreal Holding AG	553	66,006
Also Holding AG	779	43,775
Ascom Holding AG *	5,820	97,875
Bank Coop AG	1,189	80,177
Bank Sarasin & Compagnie AG	41	153,035
Banque Cantonale Vaudoise	530	251,304
Barry Callebaut AG *	617	425,168
Basilea Pharmaceutica AG *	636	137,739
Belimo Holding AG	55	55,902
Berner Kantonalbank	1,072	183,797
Bobst Group AG	1,033	53,811
Bucher Industries AG	1,062	131,552
Charles Voegele Holding AG *	553	52,170
Clariant AG *	5,086	79,690
Converium Holding AG	9,789	165,827
Conzzeta Holding AG	51	98,277
Cytos Biotechnology AG * (a)	528	58,474
Daetwyler Holding AG	21	110,254
Emmi AG	663	84,248
EMS-Chemie Holding AG (a)	993	123,249
Energiedienst Holding AG *	222	106,447
Flughafen Zuerich AG	524	179,574
Forbo Holding AG *	319	129,994
Galenica Company AG	190	55,956

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Georg Fischer AG *	439	$284,504
Gurit Heberlein	475	448,113
Helvetia Patria Holding	769	300,755
Hiestand Holding AG	37	50,082
Jelmoli Holding AG	51	154,799
Kaba Holding AG *	351	107,258
Kudelski SA	1,673	62,103
Kuoni Reisen Holding AG, Series B *	3,158	1,813,454
LEM Holding SA	350	71,780
Lonza Group AG	4,035	359,145
Luzerner Kantonalbank *	435	95,457
Medisize Holding AG *	3,598	239,080
Mobilezone Holding AG	8,109	51,222
Phoenix Mecano AG	185	90,603
PubliGroupe SA *	373	134,558
Rieter Holdings AG	1,205	609,420
SEZ Holding AG *	2,074	65,759
Sia Abrasives Holding AG	134	49,467
SIG Holding AG *	3,911	1,315,431
Sika AG *	225	377,461
St. Galler Kantonalbank	320	152,781
Sulzer AG	551	671,235
Swiss Prime Site AG *	1,559	90,803
Swissfirst AG	465	33,569
Swisslog Holding AG *	37,946	49,184
Swissquote Group Holding SA *	166	61,995
Tamedia AG	447	62,338
Tecan Group AG	2,047	130,981
Temenos Group AG *	3,887	72,383
Valiant Holding *	5,783	709,236
Valora Holding AG	858	242,830
Verwaltungs-und Privat-Bank AG	5,047	1,234,838
Von Roll Holding AG *	20,062	123,433
Vontobel Holdings AG	17,200	822,609
Zehnder Group AG	27	57,477
Zuger Kantonalbank AG	35	110,254

		14,829,414
Taiwan - 3.43%
Ability Enterprise Company, Ltd.	168,000	150,920
Accton Technology Corp. *	169,000	111,299
Arima Communication Corp. *	112,000	98,574
Bank of Kaohsiung, Ltd.	246,000	142,598
Chicony Electronics Company, Ltd.	60,000	92,868
China Manmade Fibers Corp. *	503,000	110,217
China Metal Products Company, Ltd.	72,000	131,108
China Steel Chemical Corp.	66,000	115,976
China Synthetic Rubber Corp.	146,000	154,197
Chin-Poon Industrial Company, Ltd.	158,000	117,241
Chroma Ate, Inc.	100,000	141,882
Chun Yuan Steel Industrial Company, Ltd.	258,000	114,710
Chung Hsin Electric & Machinery
Manufacturing Corp.	156,000	89,244

The accompanying notes are an integral part of the financial statements. 205

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Compeq Manufactuing Company, Ltd. *	237,000	$104,294
Continental Engineering Corp.	197,000	167,106
Cosmos Bank Taiwan *	276,000	108,892
Depo Auto Parts Industrial Company, Ltd.	33,000	88,734
D-Link Corp.	110,000	159,742
Elite Semiconductor Memory Technology, Inc.	120,000	229,439
Evergreen International Storage & Transport
Corp.	210,000	111,533
Federal Corp.	165,000	124,188
Feng Hsin Iron & Steel Company, Ltd.	100,000	136,571
Formosa International Hotels Corp.	10,017	118,871
Formosan Rubber Group, Inc. *	234,000	177,897
Fu Sheng Industrial Company, Ltd.	119,000	111,235
Giant Manufacturing Company, Ltd.	51,000	78,009
Gigabyte Technology Company, Ltd.	165,000	130,197
Gold Circuit Electronics, Ltd.	167,000	147,234
Goldsun Development & Construction
Company, Ltd.	258,060	151,938
Great Taipei Gas Company, Ltd.	255,000	152,458
Hey Song Corp.	255,000	123,824
Infortrend Technology, Inc.	70,000	111,108
International Semiconductor Technology, Ltd.	115,000	94,583
King Yuan Electronics Company, Ltd.	138,000	111,824
Kinpo Electronics, Inc.	285,000	108,118
Lien Hwa Industrial Corp.	241,000	120,683
Merry Electronics Company, Ltd.	30,000	89,590
Nien Hsing Textile Company, Ltd.	186,000	112,898
Nien Made Enterprises Company, Ltd.	115,000	107,845
Opto Technology Corp. *	251,000	164,159
Pan-International Industrial Company, Ltd.	90,000	214,962
Phoenixtec Power Company, Ltd.	100,000	105,311
Pihsiang Machinery Manufacturing Company,
Ltd.	49,000	82,832
Ruentex Industries, Ltd.	225,000	158,422
Sampo Corp. *	551,256	126,479
Sanyo Electric Taiwan Company, Ltd.	51,000	34,439
Shihlin Electric & Engineering Corp.	104,000	108,419
Shinkong Synthetic Fibers Corp. *	535,000	138,175
Silicon Integrated Systems Corp.	221,000	122,405
Sintek Photronic Corp. *	529,000	99,218
Sinyi Realty Company, Ltd.	22,000	60,091
Springsoft, Inc.	68,000	113,093
Sunrex Technology Corp.	112,000	133,584
Ta Chen Stainless Pipe Company, Ltd.	128,340	177,222
Ta Chong Bank, Ltd.	318,000	104,231
Taichung Commercial Bank *	522,000	124,836
Tainan Spinning Company, Ltd. *	413,000	189,892
Taiwan Kolin Company, Ltd. *	422,000	115,138
Taiwan Life Insurance Company, Ltd.	83,000	108,945
Taiwan Mask Corp.	186,000	108,947
Taiwan Secom	119,000	199,718
Taiwan Styrene Monomer, Corp. *	266,000	113,827
International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Teco Electric & Machinery Company, Ltd.	269,000	$144,501
Ton Yi Industrial Corp.	361,000	144,619
Tong Yang Industry Company, Ltd.	133,000	121,698
Tsann Kuen Enterprise Company, Ltd.	84,000	81,323
Union Bank of Taiwan *	413,000	110,927
Universal Scientific Industrial Company, Ltd.	316,000	161,596
USI Corp.	404,000	125,062
Waterland Financial Holdings	358,000	111,909
Yieh Phui Enterprise	287,830	122,732
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	284,000	114,634
Yung Shin Pharmaceutical Industries
Company, Ltd.	121,000	105,944
Yungtay Engineering Company, Ltd.	200,000	117,147
Zyxel Communications Corp.	80,000	117,390

		9,333,472
Thailand - 0.40%
Amata Corp. PCL	241,800	81,433
Cal-Comp Electronics Thailand PCL	304,200	42,417
Erawan Group PCL	420,000	45,412
Home Product Center PCL	897,844	136,600
Kiatnakin Finance PCL	49,600	43,592
Kim Eng Securities Thailand PCL	181,100	86,671
Major Cineplex Group PCL	90,000	42,807
MBK PCL	42,800	69,542
Robinson Department Store PLC *	331,700	96,521
Samart I-Mobile PCL	224,500	126,675
Shin Satellite PCL *	382,500	79,099
Thai Plastic & Chemical PLC	98,800	51,370
Thoresen Thai Agencies PLC	80,100	66,849
Ticon Industrial Connection PLC	88,400	44,135
TT&T PLC *	1,615,800	47,734
Vinythai PCL	100,000	21,566

		1,082,423
Turkey - 0.68%
Acibadem Saglik Hizmetleri Ve Ticaret AS	4,469	43,916
Aksa Akrilik Kimya Sanayii AS *	43,831	105,355
Alarko Holding AS	37,180	89,894
Anadolu Cam Sanayii AS	29,117	127,625
Anadolu Hayat Emeklilik AS	34,000	127,395
Ayen Enerji AS *	60,166	78,265
Aygaz AS *	40,731	107,695
Borusan Mannesmann Boru Sanayi	13,810	116,182
Cimsa Cimento Sanayi ve Ticaret AS	15,848	108,678
Deva Holding AS	9,443	65,090
Eczacibasi Ilac Sanayi *	17,155	69,736
Konya Cimento Sanayii AS	977	52,839
Mardin Cimento Sanayii ve Ticaret	8,752	47,952
Sarkuysan Elektrolitik Bakir	19,270	50,406
Tekstil Bankasi AS *	100,695	108,205
Trakya Cam Sanayi AS	39,960	115,826

The accompanying notes are an integral part of the financial statements. 206

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Turk Demir Dokum Fabrikalari AS	12,609	$94,489
Ulker Gida Sanayi ve Ticaret AS	20,625	70,281
Vestel Elektronik Sanayi ve Tracaret AS *	28,100	69,530
Yapi Kredi Sigorta AS *	25,893	116,239
Zorlu Enerji Elektrik Uretim AS *	37,761	93,969

		1,859,567
United Kingdom - 15.57%
A.G. Barr	2,441	64,110
Abacus Group PLC	13,889	51,761
Abbot Group PLC	38,594	212,907
Aberdeen Asset Management PLC	72,297	271,560
Acal PLC	5,883	49,070
AEA Technology PLC *	18,852	39,751
Aga Foodservice Group PLC	25,077	193,306
Aggreko PLC	98,123	836,734
Alfred McAlpine PLC	15,100	136,094
Alizyme PLC *	58,896	114,077
Amstrad PLC	11,470	35,378
Anite Group PLC	41,216	65,685
Antisoma PLC *	137,552	132,877
Arena Leisure PLC	50,686	57,662
Arla Foods UK PLC	85,263	117,485
Arriva PLC	9,180	129,284
Ashtead Group PLC	42,119	138,585
Atrium Underwriting PLC *	7,915	35,397
Autonomy Corp. PLC *	34,951	423,668
Aveva Group PLC	7,896	135,517
Avis Europe PLC *	65,846	92,345
Axis-Shield PLC *	6,029	29,061
Axon Group PLC	6,844	89,942
Babcock International Group	32,683	254,501
BBA PLC	44,914	240,944
Bespak PLC	7,040	106,188
Blacks Leisure Group PLC	5,193	30,201
Bloomsbury Publishing PLC	15,244	58,306
Bodycote International	295,612	1,556,838
Bovis Homes Group PLC	24,215	494,439
BPP Holdings PLC	5,823	70,585
Brewin Dolphin Holdings PLC	36,061	141,287
Brit Insurance Holdings PLC	50,995	309,325
BSS Group PLC	6,945	60,347
Burberry Group PLC	57,558	712,945
Business Post Group PLC	6,109	56,827
Capital & Regional PLC	14,846	440,872
Care UK PLC	6,169	79,861
Carillion PLC	28,619	211,628
Carpetright PLC	6,062	137,095
Catlin Group, Ltd.	5,526	51,485
Centaur Media PLC	37,860	108,049
Charles Stanley Group PLC	5,789	40,565
Chemring Group PLC	7,531	258,504

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Chloride Group	46,548	$138,778
Chrysalis Group PLC	18,683	54,694
Clinton Cards PLC	33,476	40,218
COLT Telecom Group SA * (a)	15,623	49,260
Communisis PLC	29,820	39,920
Computacenter PLC	15,726	84,672
Cookson Group PLC	37,593	432,097
Costain Group PLC *	84,259	74,785
Countrywide PLC	25,160	281,295
Cranswick PLC	9,285	182,121
Crest Nicholson	18,269	219,840
Croda International	16,938	210,302
CSR PLC * (a)	7,022	99,305
Dairy Crest Group PLC	26,977	338,385
Dana Petroleum PLC *	12,006	234,314
Datamonitor PLC	12,585	148,603
Davis Service Group PLC	30,431	308,591
De La Rue PLC	24,603	327,669
Dechra Pharmaceuticals PLC	20,895	130,126
Delta PLC	17,178	43,718
Detica Group PLC	13,225	104,020
Development Securities PLC	9,003	111,693
Devro PLC	33,835	93,576
Dicom Group PLC	14,754	69,454
Diploma PLC	2,919	50,384
Domestic & General Group	4,202	100,553
Domino Printing Sciences	29,115	197,735
DS Smith PLC	179,314	717,499
DTZ Holdings PLC	19,551	260,768
Electrocomponents PLC	121,262	630,301
Elementis PLC	72,963	119,500
Emerald Energy PLC *	6,316	16,972
Ennstone PLC	39,739	36,635
Enodis PLC	31,760	131,911
Enterprise PLC	12,951	146,193
Entertainment Rights PLC *	92,761	66,410
Erinaceous Group PLC	12,246	70,859
Euromoney Institutional Investor PLC	19,007	216,791
Evolution Group PLC	41,382	117,695
Expro International Group	8,613	144,612
F&C Asset Management PLC	110,863	360,971
Fenner PLC	16,871	72,305
Filtrona PLC	35,950	173,288
Findel PLC	15,671	223,311
First Choice Holidays PLC	37,488	185,849
FKI PLC	45,272	97,679
Forth Ports PLC	6,238	258,170
Fortune Oil PLC *	359,509	43,579
French Connection Group PLC *	8,856	36,305
Fuller Smith & Turner	1,929	63,187
Future PLC	44,714	38,151
Galiform PLC *	112,844	281,652

The accompanying notes are an integral part of the financial statements. 207

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Galliford Try PLC	63,253	$218,049
Game Group PLC	182,118	500,101
GCAP Media PLC	12,295	49,197
Go-Ahead Group PLC	4,821	224,489
Greene King PLC	11,999	253,006
Gyrus Group PLC *	30,914	257,098
Halfords Group PLC	12,850	92,186
Halma PLC	70,303	300,268
Headlam Group PLC	15,591	178,899
Helical Bar PLC	17,052	148,921
Helphire PLC	16,744	133,012
Henderson Group PLC	154,005	413,840
Henry Boot PLC	2,686	56,899
Highway Insurance Holdings PLC	55,651	85,688
Hill & Smith Holdings PLC	19,511	120,741
Hiscox PLC	54,162	275,948
HMV Group PLC (a)	34,396	93,778
Holidaybreak PLC	5,473	81,854
Homeserve PLC	57,619	2,052,384
Hunting PLC	24,225	294,600
Huntsworth Plc *	20,523	44,683
IG Group Holdings PLC	22,657	116,434
Intec Telecom Systems PLC *	40,144	35,827
Interserve PLC	6,095	51,765
Intertek Group PLC	24,314	411,332
iSOFT Group PLC *	219,087	191,229
ITE Group PLC	44,002	140,682
J.D. Wetherspoon PLC	24,171	344,198
James Fisher & Sons PLC	11,043	127,038
Jessops PLC	13,570	19,896
JJB Sports PLC	34,953	172,082
JKX Oil & Gas PLC	56,800	322,254
John Wood Group PLC	56,044	293,781
Johnson Service Group PLC	10,919	61,306
Johnston Press PLC	10,399	82,098
Keller Group PLC	10,102	174,764
Kensington Group PLC	18,377	302,783
Kier Group PLC	2,616	115,964
Kiln PLC	63,629	136,974
Kingston Communications PLC	28,362	43,253
Lookers PLC	35,795	130,766
Low & Bonar PLC	45,266	128,297
Luminar PLC	12,952	191,932
M.J. Gleeson Group PLC	11,305	91,635
Management Consulting Group PLC	104,375	99,292
Marshalls PLC	22,799	151,598
Marston's PLC	71,152	621,047
Marylebone Warwick Balfour Group PLC *	24,660	118,505
Mcbride PLC	26,220	111,344
Melrose Resources PLC	17,369	138,233
Metalrax Group PLC	29,412	43,556
MICE Group PLC	64,572	29,131

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Michael Page International PLC	21,914	$206,534
Micro Focus International PLC	9,800	46,374
Minerva PLC *	8,952	67,119
Misys PLC	32,278	147,833
Mitie Group	39,512	178,252
Morgan Crucible Company	40,098	214,322
Morgan Sindall PLC	13,744	327,811
Morse PLC	21,375	41,297
Mothercare PLC	12,706	88,349
Mouchel Parkman PLC	22,298	190,253
MyTravel Group PLC *	74,690	450,856
N Brown Group PLC * (a)	36,690	229,390
N Brown Group PLC * (a)	40,552	21,476
Northgate Information Solutions PLC	34,647	55,556
Northgate PLC	8,733	182,256
NSB Retail Systems PLC *	64,125	38,677
Oxford Biomedica PLC *	90,000	86,059
Pace Micro Technology PLC *	44,430	59,478
Pendragon PLC	82,215	172,952
Photo-Me International PLC	22,753	35,480
Premier Farnell PLC	52,563	186,095
Premier Foods PLC	16,880	102,059
Premier Oil PLC *	16,835	383,374
Protherics PLC *	31,033	42,152
Psion PLC	17,318	47,216
PZ Cussons PLC	32,680	105,765
QXL Ricardo PLC *	4,040	69,337
Rathbone Brothers	7,195	164,694
Raymarine PLC	13,480	111,909
Redrow PLC	32,950	408,783
Regus Group PLC *	122,300	287,862
Renishaw PLC	9,048	137,896
Rensburg Sheppards PLC	4,945	90,204
Restaurant Group PLC	25,822	160,049
RHM PLC	32,277	247,224
RM PLC	11,530	44,666
Robert Walters PLC	17,416	122,978
Robert Wiseman Dairies PLC	9,457	91,588
ROK PLC	4,096	80,341
Rotork PLC	11,244	179,303
Royalblue Group PLC	3,727	82,607
RPC Group PLC	19,627	106,253
RPS Group PLC	47,731	279,461
Sanctuary Group PLC *	41,903	11,712
Savills PLC	18,273	238,346
SDL PLC *	10,149	68,927
Senior PLC	136,652	188,965
Severfield-Rowen PLC	1,973	72,136
Shanks Group PLC	42,010	201,881
Shore Capital Group PLC	82,607	146,232
SIG PLC	12,946	285,289
Skyepharma PLC *	127,235	56,152

The accompanying notes are an integral part of the financial statements. 208

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Smiths News PLC	27,259	$79,265
Soco International PLC * (a)	9,700	240,109
Sondex PLC	6,737	43,277
Spectris PLC	1,752	29,279
Speedy Hire PLC	4,678	103,134
Spirax-Sarco Engineering PLC	28,330	538,730
Spirent Communications PLC * (a)	74,246	88,834
SSL International PLC	38,577	279,021
St Ives Group PLC	8,809	54,427
St. Modwen Properties PLC	19,129	240,132
Stagecoach Group PLC	36,547	111,829
Surfcontrol PLC *	4,312	40,005
Taylor Nelson Sofres PLC	52,452	223,254
TDG PLC	11,424	58,036
Ted Baker PLC	4,286	52,080
Telent PLC *	12,810	123,118
The Weir Group PLC	30,479	332,394
THUS Group PLC *	17,980	62,599
Topps Tiles PLC	25,009	139,068
Town Centre Securities PLC	11,969	133,347
TT electronics PLC	25,281	110,828
Tullow Oil PLC	13,011	93,727
UK Coal PLC *	32,311	309,911
Ultra Electronics Holdings	4,987	117,185
Uniq PLC	31,252	129,035
Vanco PLC *	9,115	78,666
Venture Production PLC *	16,210	209,053
Vernalis PLC *	62,378	78,305
Victrex PLC	29,565	438,406
Vitec Group PLC	8,660	98,010
VT Group PLC	12,096	106,825
W.S. Atkins PLC	10,919	190,612
Wagon PLC	23,762	62,455
WH Smith PLC	27,259	212,933
Whatman PLC	50,013	255,545
Wincanton PLC	15,788	114,115
Wolfson Microelectronics PLC *	17,835	104,423
Woolworths Group PLC	94,167	60,952
WSP Group PLC	6,248	76,962
Xaar PLC	8,223	37,056
Xansa PLC	21,636	36,815
Yule Catto & Company PLC	83,739	412,678

		42,372,601
United States - 1.33%
Akita Drilling, Ltd.	2,100	29,647
Alberta Clipper Energy, Inc. *	4,800	18,869
AUR Resources, Inc.	2,500	44,759
Axia NetMedia Corp. *	9,200	44,422
Bow Valley Energy, Ltd. *	12,900	70,996
Canadian Hydro Developers, Inc. *	20,600	111,085
Cangene Corp. *	4,700	32,976

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Celtic Exploration, Ltd. *	4,200	$45,584
Chai-Na-Ta Corp. *	2,688	134
Clarke, Inc.	2,600	33,885
Dalsa Corp. *	2,300	23,449
Denison Mines Corp. *	17,716	214,533
Equitable Group, Inc.	400	11,790
Exco Technologies, Ltd.	6,500	21,442
Flint Energy Services, Ltd. *	2,000	46,148
Fraser Papers, Inc. *	4,800	24,366
Genesis Land Development Corp. *	8,800	42,490
Gennum Corp.	1,858	18,593
Gentry Resources, Ltd. *	7,316	26,384
Great Canadian Gaming Corp. *	3,900	42,994
Greystar Resources, Ltd. *	1,300	10,665
GSI Group, Inc. *	61,283	571,158
Heroux-Devtek, Inc. *	4,100	27,155
Home Capital Group, Inc.	200	6,230
Imperial Metals Corp. *	1,300	11,821
Killam Properties, Inc.	13,403	27,948
Kirkland Lake Gold, Inc. *	4,500	38,649
NuVista Energy, Ltd. *	6,500	71,435
Quest Capital Corp.	31,000	88,484
Rally Energy Corp. *	11,700	52,593
Real Resources, Inc. *	6,200	69,516
Richelieu Hardware, Ltd.	700	14,519
Savanna Energy Services Corp. *	5,500	90,950
Silvercorp Metals, Inc. *	9,100	151,647
Spirent Communications PLC *	1,208	5,738
Steiner Leisure, Ltd. *	25,841	1,168,272
Stella-Jones, Inc.	800	22,089
Stratos Global Corp. *	6,300	30,635
Systems Xcellence, Inc. *	2,000	39,106
Tenke Mining Corp. *	4,000	51,788
Van Houtte, Inc.	2,200	46,533
Westjet Airlines, Ltd. *	3,100	38,308
Wi-Lan, Inc. *	9,000	52,609
Xantrex Technology, Inc. *	2,500	21,237

		3,613,631

TOTAL COMMON STOCKS (Cost $240,188,206)		$271,491,790

PREFERRED STOCKS - 0.26%
Brazil - 0.16%
Klabin SA, ADR	48,000	116,123
Sadia SA, ADR	36,000	113,577
Suzano Bahia Sul Papel e Celulose SA *	10,000	102,334
Weg SA	15,000	111,059

		443,093
Germany - 0.10%
Hugo Boss AG (a)	5,192	274,153

TOTAL PREFERRED STOCKS (Cost $559,332)		$717,246

The accompanying notes are an integral part of the financial statements. 209

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.01%
Australia - 0.00%
Horizon Oil, Ltd.	9,604	$652

Hong Kong - 0.00%
Champion Technology Holdings, Ltd.	49,600	1,143

New Zealand - 0.00%
New Zealand Oil & Gas, Ltd.	6,394	457

Singapore - 0.01%
Bukit Sembawang Estates Ltd	4,000	14,003

TOTAL WARRANTS (Cost $10,905)		$16,255

RIGHTS - 0.02%
Australia - 0.00%
Aspen Group, Ltd.	5,259	1,868
MFS, Ltd.	1,466	694

		2,562

Ireland - 0.00%
McInerney Holdings PLC	1,108	4,135

Poland - 0.02%
Fabryka Kotlow Rafako SA	4,029	35,221

South Korea - 0.00%
Jeonbuk Bank	687	1,736

Spain - 0.00%
NH Hoteles SA (Expiration Date 03/14/2007,
price $15.27 EUR)	9,775	3,362

TOTAL RIGHTS (Cost $0)		$47,016

SHORT TERM INVESTMENTS - 16.74%
State Street Navigator Securities
Lending Prime Portfolio (c)	$45,571,306	$45,571,306

TOTAL SHORT TERM INVESTMENTS
(Cost $45,571,306)		$45,571,306

REPURCHASE AGREEMENTS - 0.46%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$1,256,160 on 03/01/2007,
collateralized by $1,260,000
Federal National Mortgage
Association, 5.4% due 04/13/2009
(valued at $1,285,200, including
interest) (c)	$1,256,000	$1,256,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,256,000)		$1,256,000

Total Investments (International Small Company Fund)
(Cost $287,585,749) - 117.25%		$319,099,613
Liabilities in Excess of Other Assets - (17.25)%		(46,944,937)

TOTAL NET ASSETS - 100.00%		$272,154,676

The portfolio had the following five top industry concentrations as of February 28, 2007 (as a percentage of total net assets):

Building Materials & Construction	7.43%
Food & Beverages	4.58%
Banking	4.48%
Business Services	3.89%
Industrial Machinery	3.88%

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.63%
Australia - 1.23%
National Australia Bank, Ltd.	448,016	$14,270,255

Belgium - 0.93%
Belgacom SA (a)	250,420	10,741,340

Canada - 0.82%
Domtar Corp. *	1,139,444	9,503,887

Cayman Islands - 1.69%
ACE, Ltd.	275,126	15,451,076
XL Capital, Ltd., Class A (a)	58,833	4,177,143

		19,628,219
China - 1.24%
China Telecom Corp., Ltd.	31,087,589	14,406,497

Denmark - 1.29%
Vestas Wind Systems AS *	320,017	14,942,914

Finland - 2.38%
Stora Enso Oyj, R Shares - EUR (a)	720,110	11,880,692
UPM-Kymmene Oyj	605,431	15,780,012

		27,660,704
France - 9.25%
AXA Group SA	453,896	19,312,960
France Telecom SA	1,062,741	28,866,414
Sanofi-Aventis	270,006	22,955,702
Thomson SA *	1,022,080	19,229,188
Total SA (a)	251,502	16,976,898

		107,341,162
Germany - 4.92%
Bayerische Motoren Werke (BMW) AG	191,764	11,140,559
Deutsche Post AG	419,401	13,383,916
E.ON AG	35,799	4,695,656
Muenchener Rueckversicherungs-
Gesellschaft AG	78,476	12,503,972
Siemens AG	146,169	15,422,771

		57,146,874
Hong Kong - 1.44%
Hutchison Whampoa, Ltd.	1,765,620	16,748,589

Israel - 1.55%
Check Point Software Technologies, Ltd., ADR *	794,420	17,938,004

Italy - 3.75%
Eni SpA	479,819	14,696,195
Mediaset SpA (a)	1,576,389	18,311,940

The accompanying notes are an integral part of the financial statements. 210

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
UniCredito Italiano SpA	1,129,147	$10,457,430

		43,465,565
Japan - 4.42%
Konica Minolta Holdings, Inc. (a)	1,108,462	14,224,747
Mitsubishi UFJ Financial Group, Inc.	460	5,677,572
Sony Corp.	384,914	20,077,094
Takeda Pharmaceutical Company, Ltd.	165,186	11,367,098

		51,346,511
Netherlands - 6.59%
ING Groep NV	619,752	26,460,214
Koninklijke (Royal) Philips Electronics NV	372,296	13,678,570
Reed Elsevier NV	1,342,355	23,727,407
Vedior NV	578,210	12,614,868

		76,481,059
Norway - 2.91%
Norske Skogindustrier ASA (a)	828,524	14,486,575
Telenor ASA (a)	1,040,361	19,250,554

		33,737,129
Singapore - 3.24%
Flextronics International, Ltd. * (a)	670,540	7,329,002
Singapore Telecommunications, Ltd.	6,532,000	13,592,305
Venture Corp., Ltd.	1,842,840	16,641,272

		37,562,579
South Korea - 4.09%
Kookmin Bank, ADR	114,721	10,249,174
KT Corp., SADR	181,994	4,091,225
Samsung Electronics Company, Ltd., GDR -
London	80,100	24,050,025
Samsung Electronics Company, Ltd., GDR	64	19,216
SK Telecom Company, Ltd., ADR	399,323	9,104,565

		47,514,205
Spain - 4.11%
Banco Santander Central Hispano SA	315,890	5,855,318
Gamesa Corporacion Tecno SA (a)	411,684	11,824,976
Repsol SA (a)	542,822	17,257,888
Telefonica SA - EUR (a)	591,599	12,758,261

		47,696,443
Sweden - 0.78%
Securitas AB, B Shares	463,848	6,935,160
Securitas Systems AB, B Shares *	653,848	2,165,168

		9,100,328
Switzerland - 2.70%
Nestle SA	36,727	13,678,472
Swiss Re	140,663	12,000,781
UBS AG	94,648	5,609,777

		31,289,030
Taiwan - 6.18%
Chunghwa Telecom Company, Ltd., ADR	733,496	14,149,138
Compal Electronics, Inc., GDR	2,323,251	9,989,980

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Compal Electronics, Inc.	6,314,240	$5,566,879
Lite-On Technology Corp.	1,270,302	18,563,050
Mega Financial Holding Company, Ltd.	35,107,000	23,440,182

		71,709,229
Thailand - 0.00%
Advanced Info Service PLC	3,000	6,603

United Kingdom - 29.12%
Amvescap PLC	382,002	4,503,159
Aviva PLC	1,037,290	16,642,964
BAE Systems PLC	610,443	5,217,467
Boots Group PLC	907,312	14,050,312
BP PLC	2,485,502	25,448,476
British Sky Broadcasting Group PLC	1,900,376	20,762,130
Centrica PLC	2,211,102	16,231,093
Compass Group PLC	4,369,687	25,969,891
Fiberweb PLC	343,555	1,421,857
GlaxoSmithKline PLC	923,415	25,900,618
Group 4 Securicor PLC	4,633,710	16,791,538
HSBC Holdings PLC	1,344,670	23,500,147
Kingfisher PLC	1,248,620	6,159,500
Old Mutual PLC	4,908,112	16,967,613
Pearson PLC	808,116	12,522,123
Reed Elsevier PLC	89,874	1,046,242
Rentokil Initial PLC	3,336,007	9,700,605
Royal Bank of Scotland Group PLC	706,882	27,855,055
Royal Dutch Shell PLC, B Shares	543,983	17,573,412
Tesco PLC	1,174,590	9,952,844
Unilever PLC	511,051	13,642,675
Vodafone Group PLC	9,362,336	25,984,707

		337,844,428

TOTAL COMMON STOCKS (Cost $909,404,602)		$1,098,081,554

SHORT TERM INVESTMENTS - 11.27%
Dresdner Bank AG Euro Dollar Time Deposit
5.32% due 03/01/2007	$52,760,000	$52,760,000
State Street Navigator Securities Lending
Prime Portfolio (c)	77,983,903	77,983,903

TOTAL SHORT TERM INVESTMENTS
(Cost $130,743,903)		$130,743,903

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$60,008 on 03/01/2007,
collateralized by $60,000 Federal
Home Loan Bank, 5.50% due
07/15/2036 (valued at $63,750,
including interest) (c)	$60,000	$60,000

TOTAL REPURCHASE AGREEMENTS
(Cost $60,000)		$60,000

The accompanying notes are an integral part of the financial statements. 211

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Total Investments (International Value Fund)
(Cost $1,040,208,505) - 105.91%	$1,228,885,457
Liabilities in Excess of Other Assets - (5.91)%	(68,541,204)

TOTAL NET ASSETS - 100.00%	$1,160,344,253

The portfolio had the following five top industry concentrations as of February 28, 2007 (as a percentage of total net assets):

Telecommunications Equipment & Services	13.18%
Insurance	10.64%
Electronics	8.71%
Banking	6.41%
Pharmaceuticals	5.19%

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 16.72%
Treasury Inflation Protected
Securities (d) - 4.84%
1.875% due 07/15/2013 (a)	$3,405,908	$3,353,355
2.375% due 04/15/2011 (a)	3,659,904	3,695,361

		7,048,716
U.S. Treasury Bonds - 10.44%
6.25% due 08/15/2023 (a)	2,000,000	2,333,282
7.875% due 02/15/2021 (a)	2,339,000	3,079,806
8.125% due 08/15/2021	425,000	573,584
8.125% due 08/15/2019 ****	885,000	1,168,960
8.75% due 08/15/2020 (a)	4,160,000	5,810,676
8.875% due 08/15/2017 to 02/15/2019 (a)	1,655,000	2,254,110

		15,220,418
U.S. Treasury Notes - 1.44%
6.50% due 02/15/2010 (a)	2,000,000	2,106,328

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $23,793,727)		$24,375,462

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.97%
Federal Home Loan Bank - 1.46%
5.80% due 09/02/2008	2,105,000	2,135,154

Federal Home Loan Mortgage Corp. - 2.12%
4.00% due 11/15/2019	135,265	123,731
5.00% due 03/01/2019 to 12/01/2019	812,950	803,209
6.30% due 03/15/2023	4,388	4,393
6.50% due 04/01/2029 to 08/01/2034	31,617	32,348
6.625% due 09/15/2009	2,030,000	2,115,678
7.50% due 06/01/2010 to 05/01/2028	10,520	10,908

		3,090,267
Federal National Mortgage
Association - 7.08%
3.125% due 12/15/2007	541,000	532,614
4.682% due 05/01/2013	198,253	195,316
4.86% due 01/01/2015	2,985,215	2,941,555
4.874% due 02/01/2013	328,978	327,337
5.00% due 03/01/2019 to 06/01/2019	1,637,337	1,618,102
5.25% due 04/15/2007	676,000	675,923
5.50% due 08/01/2035 to 11/01/2035	1,360,220	1,350,604

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association (continued)
5.636% due 12/01/2011		$224,267	$229,448
5.885% due 11/01/2011		236,533	243,797
6.051% due 03/01/2012 to 05/01/2012		261,483	271,846
6.085% due 10/01/2011		152,516	157,289
6.28% due 04/01/2011		135,265	140,598
6.34% due 01/01/2008		32,542	32,522
6.43% due 01/01/2008		37,965	37,955
6.44% due 02/01/2011		468,088	487,400
6.46% due 06/01/2009		183,682	187,114
6.50% due 09/01/2031		140	144
6.625% due 09/15/2009		850,000	886,082
6.80% due 10/01/2007		2,148	2,144
7.00% due 06/01/2029		542	562

			10,318,352
Government National Mortgage
Association - 0.25%
6.00% due 08/15/2008 to 04/15/2035		104,947	106,545
6.50% due 06/15/2028 to 08/15/2034		59,222	60,914
7.00% due 11/15/2031 to 05/15/2033		191,151	198,651
8.00% due 07/15/2030 to 10/15/2030		3,632	3,850

			369,960
Housing & Urban Development - 0.06%
7.498% due 08/01/2011		81,000	85,759

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $16,058,076)			$15,999,492

FOREIGN GOVERNMENT OBLIGATIONS - 1.24%
Brazil - 1.00%
Federative Republic of Brazil
10.00% due 01/01/2014	BRL	3,355,000	1,454,578

Mexico - 0.02%
Government of Mexico
6.75% due 09/27/2034		$30,000	32,745

South Africa - 0.11%
Republic of South Africa
7.375% due 04/25/2012		143,000	155,870

Trinidad and Tobago - 0.11%
Republic of Trinidad & Tobago
9.75% due 07/01/2020		117,000	156,487

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,772,244)			$1,799,680

CORPORATE BONDS - 40.76%
Advertising - 0.01%
R.H. Donnelley Corp.
6.875% due 01/15/2013		5,000	4,875
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013 (a)		10,000	9,750

			14,625

The accompanying notes are an integral part of the financial statements. 212

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Aerospace - 0.24%
Argo-Tech Corp.
9.25% due 06/01/2011	$5,000	$5,425
Goodrich Corp.
7.10% due 11/15/2027	115,000	125,824
Northrop Grumman Corp.
7.875% due 03/01/2026	15,000	18,654
Raytheon Company
4.85% due 01/15/2011 (a)	208,000	206,082

		355,985
Agriculture - 0.35%
Archer-Daniels-Midland Company
6.75% due 12/15/2027	135,000	151,762
Bunge Limited Finance Corp.
5.10% due 07/15/2015	79,000	74,577
Case New Holland, Inc.
7.125% due 03/01/2014 (a)	10,000	10,350
9.25% due 08/01/2011	12,000	12,660
Monsanto Company
5.50% due 07/30/2035	125,000	118,620
5.50% due 08/15/2025	135,000	131,338
Mosaic Company
7.375% due 12/01/2014	5,000	5,162
7.625% due 12/01/2016	5,000	5,213

		509,682
Air Travel - 0.64%
American Airlines
3.857% due 07/09/2010	23,462	22,618
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018	119,413	125,741
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017	293,934	304,956
Continental Airlines, Inc., Series ERJ1
9.798% due 04/01/2021	14,274	15,880
Southwest Airlines Company
5.125% due 03/01/2017	200,000	188,855
5.25% due 10/01/2014	84,000	82,097
5.75% due 12/15/2016	200,000	198,506

		938,653
Aluminum - 0.20%
Alcan Aluminum, Ltd.
6.45% due 03/15/2011	59,000	61,648
Alcoa, Inc.
6.75% due 01/15/2028 (a)	208,000	231,713
Novelis, Inc.
7.25% due 02/15/2015	3,000	3,120

		296,481
Apparel & Textiles - 0.00%
Aramark Corp.
8.50% due 02/01/2015	5,000	5,194

Auto Parts - 0.01%
Tenneco Automotive, Inc., Series B
10.25% due 07/15/2013	1,000	1,090
TRW Automotive, Inc.
11.00% due 02/15/2013	2,000	2,193

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Auto Parts (continued)
United Rentals North America, Inc.
6.50% due 02/15/2012	$10,000	$10,050

		13,333

Auto Services - 0.01%
Avis Budget Car Rental LLC
7.625% due 05/15/2014	15,000	15,225

Automobiles - 0.55%
Chrysler Corp.
7.45% due 02/01/2097	135,000	144,471
DaimlerChrysler N.A. Holding Corp.
4.75% due 01/15/2008	305,000	303,362
8.50% due 01/18/2031 (a)	250,000	312,323
Ford Motor Company
7.45% due 07/16/2031	10,000	8,025
General Motors Corp.
8.375% due 07/15/2033	29,000	26,897

		795,078

Banking - 3.58%
American Express Centurion Bank
4.375% due 07/30/2009	250,000	246,919
Bank of America Corp.
4.375% due 12/01/2010	436,000	427,016
5.42% due 03/15/2017	400,000	401,353
BB & T Corp.
4.90% due 06/30/2017	192,000	185,004
Chase Manhattan Corp.
7.00% due 11/15/2009	135,000	141,461
China Development Bank
5.00% due 10/15/2015	175,000	172,920
Citicorp
6.375% due 11/15/2008	231,000	235,718
First Republic Bank of San Francisco
7.75% due 09/15/2012	111,000	123,076
First Union National Bank
7.80% due 08/18/2010	350,000	377,208
HBOS PLC
6.00% due 11/01/2033	210,000	219,717
ICICI Bank, Ltd.
5.75% due 01/12/2012 (a)	100,000	100,985
National Australia Bank, Ltd.
8.60% due 05/19/2010	23,000	25,383
NBD Bancorp
8.25% due 11/01/2024	270,000	339,294
Regions Financial Corp.
7.00% due 03/01/2011	12,000	12,826
Republic New York Corp.
9.50% due 04/15/2014	135,000	165,770
Royal Bank of Scotland Group PLC
6.40% due 04/01/2009	696,000	715,643
RSHB Capital SA
7.175% due 05/16/2013	250,000	261,300
Sanwa Bank Ltd., New York Branch
7.40% due 06/15/2011	300,000	325,552
Sovereign Bancorp, Inc.
4.80% due 09/01/2010	30,000	29,552

The accompanying notes are an integral part of the financial statements. 213

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
VTB Capital SA
6.25% due 07/02/2035	$150,000	$152,700
Wachovia Corp.
5.50% due 08/01/2035 (a)	250,000	241,627
Wells Fargo Bank NA
7.55% due 06/21/2010	300,000	322,039

		5,223,063
Broadcasting - 1.14%
British Sky Broadcasting Group PLC
5.625% due 10/15/2015	300,000	301,871
CanWest Media, Inc.
8.00% due 09/15/2012	10,000	10,300
Clear Channel Communications, Inc.
7.65% due 09/15/2010	400,000	424,600
Comcast Cable Communications
8.50% due 05/01/2027	189,000	238,581
CSC Holdings, Inc.
7.625% due 07/15/2018 (a)	21,000	21,262
Grupo Televisa SA
6.625% due 03/18/2025	250,000	262,797
Liberty Media Corp.
5.70% due 05/15/2013	4,000	3,832
7.75% due 07/15/2009	90,000	94,225
7.875% due 07/15/2009	9,000	9,447
8.25% due 02/01/2030 (a)	2,000	2,043
News America Holdings, Inc.
7.75% due 01/20/2024 (a)	253,000	290,891

		1,659,849
Building Materials & Construction - 0.30%
Lowe's Companies, Inc.
6.50% due 03/15/2029	273,000	294,470
SCL Terminal Aereo Santiago
6.95% due 07/01/2012	139,303	142,087

		436,557
Business Services - 0.14%
FedEx Corp., Series 981A
6.72% due 01/15/2022	152,591	165,206
Sungard Data Systems, Inc.
9.125% due 08/15/2013	23,000	24,552
10.25% due 08/15/2015 (a)	4,000	4,350
West Corp.
11.00% due 10/15/2016 (a)	10,000	10,775

		204,883
Cable and Television - 1.67%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	13,000	13,195
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	25,000	26,000
Comcast Corp.
5.85% due 11/15/2015	350,000	359,268
6.50% due 11/15/2035	175,000	184,384
Cox Communications, Inc.
7.125% due 10/01/2012	208,000	225,950

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable and Television (continued)
Cox Enterprises, Inc.
4.375% due 05/01/2008	$64,000	$63,010
LIN Television Corp.
6.50% due 05/15/2013	5,000	4,875
LIN Television Corp., Series B
6.50% due 05/15/2013	7,000	6,825
Mediacom Broadband LLC
8.50% due 10/15/2015	10,000	10,175
8.50% due 10/15/2015	27,000	27,473
Mediacom LLC/Mediacom Capital Corp.
7.875% due 02/15/2011	5,000	5,012
9.50% due 01/15/2013	4,000	4,110
Quebecor Media, Inc.
7.75% due 03/15/2016	10,000	10,250
Rogers Cable, Inc.
6.25% due 06/15/2013	130,000	134,225
Shaw Communications, Inc.
8.25% due 04/11/2010	4,000	4,270
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	6,000	6,180
TCI Communications, Inc.
8.75% due 08/01/2015	183,000	219,330
Time Warner, Inc.
7.25% due 10/15/2017	60,000	67,212
7.70% due 05/01/2032	427,000	501,236
Viacom, Inc.
6.25% due 04/30/2016	277,000	282,930
7.875% due 07/30/2030 (a)	250,000	279,333

		2,435,243
Cellular Communications - 0.56%
American Cellular Corp.
10.00% due 08/01/2011	6,000	6,382
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	94,000	103,258
8.75% due 03/01/2031	217,000	288,593
Cingular Wireless LLC
7.125% due 12/15/2031	67,000	76,262
Cingular Wireless Services, Inc.
8.125% due 05/01/2012	56,000	63,389
Dobson Cellular Systems, Inc.
8.375% due 11/01/2011	15,000	15,938
Rogers Wireless, Inc.
9.625% due 05/01/2011	27,000	30,848
Vodafone Group PLC
7.75% due 02/15/2010	211,000	225,505

		810,175
Chemicals - 0.66%
Agrium, Inc.
7.125% due 05/23/2036	225,000	243,234
Cytec Industries, Inc.
4.60% due 07/01/2013 (a)	135,000	127,449
5.50% due 10/01/2010	90,000	90,425
6.00% due 10/01/2015	200,000	203,336
Equistar Chemicals LP
10.625% due 05/01/2011	8,000	8,460

The accompanying notes are an integral part of the financial statements. 214

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Georgia Gulf Corp.
9.50% due 10/15/2014	$20,000	$19,700
IMC Global, Inc.
7.30% due 01/15/2028	3,000	2,820
Lyondell Chemical Company
8.00% due 09/15/2014	15,000	15,787
Methanex Corp.
8.75% due 08/15/2012	4,000	4,430
Millennium America, Inc.
9.25% due 06/15/2008	4,000	4,150
Nalco Company
7.75% due 11/15/2011	4,000	4,130
Potash Corp.
4.875% due 03/01/2013 (a)	250,000	243,582

		967,503
Coal - 0.08%
Peabody Energy Corp.
6.875% due 03/15/2013	11,000	11,138
7.375% due 11/01/2016	95,000	99,275

		110,413
Commercial Services - 0.01%
Rental Service Corp.
9.50% due 12/01/2014	20,000	21,300

Computers & Business Equipment - 0.11%
Xerox Corp.
6.40% due 03/15/2016	135,000	139,985
7.20% due 04/01/2016	15,000	15,924

		155,909
Containers & Glass - 0.02%
Crown Americas LLC
7.625% due 11/15/2013	5,000	5,162
7.75% due 11/15/2015	5,000	5,225
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	16,000	16,760

		27,147
Correctional Facilities - 0.07%
Corrections Corp. of America
6.75% due 01/31/2014 (a)	100,000	101,750

Crude Petroleum & Natural Gas - 0.23%
Burlington Resources Finance Company
7.40% due 12/01/2031	159,000	193,140
Chesapeake Energy Corp.
6.50% due 08/15/2017	20,000	19,700
6.625% due 01/15/2016	97,000	97,485
7.50% due 09/15/2013	3,000	3,127
7.625% due 07/15/2013	10,000	10,600
PetroHawk Energy Corp.
9.125% due 07/15/2013	15,000	15,938

		339,990
Domestic Oil - 0.27%
Delta Petroleum Corp.
7.00% due 04/01/2015	25,000	22,875

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Domestic Oil (continued)
Exco Resources, Inc.
7.25% due 01/15/2011	$4,000	$4,050
Magnum Hunter Resources, Inc.
9.60% due 03/15/2012	2,000	2,097
Motiva Enterprises LLC
5.20% due 09/15/2012	148,000	147,500
Valero Energy Corp.
8.75% due 06/15/2030 (a)	162,000	209,865
Whiting Petroleum Corp.
7.00% due 02/01/2014	3,000	2,963
7.25% due 05/01/2013	3,000	2,996

		392,346

Drugs & Health Care - 0.03%
Allegiance Corp.
7.00% due 10/15/2026	13,000	14,248
Biovail Corp.
7.875% due 04/01/2010	10,000	10,197
Rite Aid Corp.
8.125% due 05/01/2010	18,000	18,472

		42,917

Electrical Equipment - 0.13%
Exelon Generation Company LLC
5.35% due 01/15/2014	187,000	184,855

Electrical Utilities - 2.21%
AES Corp.
9.00% due 05/15/2015	14,000	14,998
Alabama Power Company
5.875% due 12/01/2022	63,000	64,518
Arizona Public Service Company
6.375% due 10/15/2011	135,000	139,999
Avista Corp.
9.75% due 06/01/2008	17,000	17,785
Baltimore Gas & Electric Company
6.35% due 10/01/2036	75,000	79,245
Carolina Power & Light Company
6.50% due 07/15/2012	371,000	393,746
CMS Energy Corp.
8.50% due 04/15/2011	4,000	4,340
Commonwealth Edison Company
6.15% due 03/15/2012	92,000	94,903
Duke Energy Corp.
5.375% due 01/01/2009	135,000	135,525
Dynegy Holdings, Inc.
7.125% due 05/15/2018 (a)	15,000	14,700
8.375% due 05/01/2016	25,000	26,750
Edison Mission Energy
7.75% due 06/15/2016	20,000	21,200
Georgia Power Company
5.25% due 12/15/2015 (a)	150,000	149,758
Midwest Generation LLC
8.75% due 05/01/2034	6,000	6,465
Nevada Power Company
9.00% due 08/15/2013	3,000	3,244
New York State Electric & Gas Corp.
5.75% due 05/01/2023	74,000	71,866

The accompanying notes are an integral part of the financial statements. 215

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Northern States Power Company
6.25% due 06/01/2036	$125,000	$134,885
6.50% due 03/01/2028	67,000	73,157
NSTAR
8.00% due 02/15/2010	270,000	290,763
Ohio Edison Company
4.00% due 05/01/2008	212,000	209,022
Old Dominion Electric Cooperative
6.25% due 06/01/2011	141,000	147,043
Oncor Electric Delivery Company
6.375% due 05/01/2012	158,000	164,881
Pacificorp
6.375% due 05/15/2008	135,000	136,724
Pacificorp Australia LLC
6.15% due 01/15/2008	111,000	111,619
PSEG Power LLC
8.625% due 04/15/2031	154,000	200,608
Puget Sound Energy, Inc.
7.00% due 03/09/2029	54,000	60,560
Reliant Energy, Inc.
6.75% due 12/15/2014	15,000	15,563
Southern California Edison Company
6.00% due 01/15/2034 (a)	201,000	210,618
TECO Energy, Inc.
6.75% due 05/01/2015 (a)	2,000	2,100
TXU Corp., Series O
4.80% due 11/15/2009	74,000	72,623
TXU Corp., Series P
5.55% due 11/15/2014 (a)	26,000	23,780
Wisconsin Electric Power Company
6.50% due 06/01/2028	94,000	102,074
Wisconsin Energy Corp.
6.20% due 04/01/2033	33,000	33,770

		3,228,832
Electronics - 0.14%
Avnet, Inc.
6.625% due 09/15/2016	200,000	209,410

Energy - 0.79%
Abu Dhabi National Energy Company
5.875% due 10/27/2016	110,000	111,795
6.50% due 10/27/2036	375,000	391,656
Aquila, Inc.
9.95 due 02/01/2011	10,000	10,950
11.875% due 07/01/2012	20,000	26,100
Midamerican Funding LLC
6.75% due 03/01/2011	260,000	274,536
Mirant North America LLC
7.375% due 12/31/2013	20,000	20,550
NRG Energy, Inc.
7.25% due 02/01/2014	25,000	25,500
7.375% due 02/01/2016	20,000	20,400
7.375% due 01/15/2017	5,000	5,087
PPL Energy Supply LLC
6.20% due 05/15/2016	250,000	259,694

		1,146,268

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services - 7.44%
AGFC Capital Trust I
6.00% due 01/15/2067 (b)	$170,000	$171,470
AMBAC Financial Group, Inc.
5.95% due 12/05/2035	185,000	188,319
American Financial Group, Inc.
7.125% due 04/15/2009	245,000	252,887
American General Finance Corp.
5.375% due 10/01/2012 (a)	154,000	155,684
Ameriprise Financial, Inc.
5.65% due 11/15/2015	275,000	279,725
Arch Western Finance LLC
6.75% due 07/01/2013	26,000	25,545
Associates Corp. of North America
8.55% due 07/15/2009	81,000	87,265
Beneficial Corp.
8.40% due 05/15/2008 (a)	47,000	48,712
Capital One Capital IV
6.745% due 02/17/2037 (a)(b)	125,000	127,124
CIT Group, Inc.
5.00% due 02/01/2015 (a)	300,000	291,865
Citigroup, Inc.
4.875% due 05/07/2015 (a)	586,000	571,895
Credit Suisse First Boston USA, Inc.
6.125% due 11/15/2011	450,000	469,664
E*Trade Financial Corp.
7.375% due 09/15/2013 (a)	2,000	2,080
8.00% due 06/15/2011	3,000	3,142
Equitable Companies, Inc.
7.00% due 04/01/2028	235,000	268,408
Erac USA Finance Company
8.00% due 01/15/2011	534,000	583,763
Farmers Exchange Capital
7.05% due 07/15/2028	350,000	371,874
Ford Motor Credit Company
6.625% due 06/16/2008	20,000	20,052
7.00% due 10/01/2013 (a)	21,000	20,145
GATX Financial Corp.
5.50% due 02/15/2012	200,000	200,611
General Electric Capital Corp.
6.125% due 02/22/2011	67,000	69,573
6.75% due 03/15/2032	634,000	737,189
General Motors Acceptance Corp.
6.875% due 09/15/2011	135,000	136,620
8.00% due 11/01/2031	40,000	44,107
Goldman Sachs Group, Inc.
5.625% due 01/15/2017	1,200,000	1,201,302
6.125% due 02/15/2033	304,000	313,029
6.875% due 01/15/2011	208,000	220,718
International Lease Finance Corp.
5.875% due 05/01/2013	150,000	155,134
John Deere Capital Corp.
7.00% due 03/15/2012	104,000	112,556
JP Morgan Chase Capital XV
5.875% due 03/15/2035	467,000	461,551
Lehman Brothers Holdings, Inc.
4.375% due 11/30/2010	117,000	113,855

The accompanying notes are an integral part of the financial statements. 216

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Merrill Lynch & Company, Inc.
6.11% due 01/29/2037	$490,000	$489,349
Mizuho Financial Group, Cayman
5.79% due 04/15/2014	246,000	249,791
Morgan Stanley
4.75% due 04/01/2014	401,000	384,552
6.75% due 04/15/2011	106,000	112,491
Morgan Stanley Dean Witter
6.60% due 04/01/2012	135,000	143,869
Nationwide Financial Services, Inc.
6.25% due 11/15/2011	196,000	204,045
Pemex Finance, Ltd.
8.875% due 11/15/2010	162,000	174,706
Sun Canada Financial Company
7.25% due 12/15/2015	229,000	250,447
Sunamerica, Inc.
8.125% due 04/28/2023	135,000	170,623
TIAA Global Markets
4.125% due 11/15/2007	200,000	198,313
UFJ Finance Aruba AEC
6.75% due 07/15/2013	111,000	119,369
United States Bancorp Oregon
7.50% due 06/01/2026	525,000	636,514

		10,839,933
Food & Beverages - 1.38%
Cia Brasileira de Bebidas
8.75% due 09/15/2013	371,000	432,215
ConAgra Foods, Inc.
5.819% due 06/15/2017	169,000	171,453
6.75% due 09/15/2011	106,000	112,375
Constellation Brands, Inc.
7.25% due 09/01/2016	15,000	15,563
Kraft Foods, Inc.
5.625% due 11/01/2011	160,000	163,032
6.50% due 11/01/2031	266,000	285,128
Miller Brewing Company
5.50% due 08/15/2013	390,000	391,276
Pepsi Bottling Group, Inc., Series B
7.00% due 03/01/2029	142,000	165,170
Tricon Global Restaurants, Inc.
7.65% due 05/15/2008	147,000	150,872
Tyson Foods, Inc.
6.60% due 04/01/2016	125,000	129,688

		2,016,772
Forest Products - 0.25%
Weyerhaeuser Company
6.75% due 03/15/2012	308,000	327,219
7.95% due 03/15/2025	40,000	45,004

		372,223
Funeral Services - 0.03%
Carriage Services, Inc.
7.875% due 01/15/2015	10,000	10,225
Service Corp. International
7.00% due 06/15/2017	20,000	20,200
7.375% due 10/01/2014	5,000	5,238

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Funeral Services (continued)
Service Corp. International (continued)
7.625% due 10/01/2018	$5,000	$5,312

		40,975
Gas & Pipeline Utilities - 0.81%
El Paso Production Holding Company
7.75% due 06/01/2013	10,000	10,450
Kinder Morgan Energy Partners LP
6.00% due 02/01/2017	275,000	281,369
7.125% due 03/15/2012	208,000	224,088
National Gas Company
6.05% due 01/15/2036	250,000	243,299
Northern Border Partners, LP
7.10% due 03/15/2011	135,000	143,687
Praxair, Inc.
6.50% due 03/01/2008	81,000	81,934
Qatar Gas Transport Company, Ltd.
6.067% due 12/31/2033	150,000	150,291
Tennessee Gas Pipeline Company
8.375% due 06/15/2032	5,000	6,309
Williams Companies, Inc.
7.125% due 09/01/2011	13,000	13,585
8.125% due 03/15/2012	26,000	28,210

		1,183,222
Healthcare Products - 0.02%
CDRV Investors, Inc.
zero coupon, Step up to 9.625% on
01/01/2010 due 01/01/2015	28,000	22,470

Healthcare Services - 0.13%
DaVita, Inc.
6.625% due 03/15/2013 (a)	2,000	1,995
7.25% due 03/15/2015 (a)	2,000	2,020
WellPoint, Inc.
5.00% due 01/15/2011	185,000	184,491

		188,506
Homebuilders - 0.65%
Centex Corp.
7.875% due 02/01/2011	260,000	282,287
D.R. Horton, Inc.
7.875% due 08/15/2011	370,000	402,092
9.75% due 09/15/2010 (a)	14,000	15,637
KB Home
6.25% due 06/15/2015 (a)	5,000	4,796
Pulte Homes, Inc.
7.875% due 08/01/2011	100,000	109,560
8.125% due 03/01/2011	125,000	136,328

		950,700
Hotels & Restaurants - 0.23%
Buffalo Thunder Development Authority
9.375% due 12/15/2014	20,000	20,650
Marriott International, Inc.
4.625% due 06/15/2012	228,000	220,103
Park Place Entertainment Corp.
8.125% due 05/15/2011	24,000	25,410

The accompanying notes are an integral part of the financial statements. 217

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Hotels & Restaurants (continued)
Riviera Holdings Corp.
11.00% due 06/15/2010	$10,000	$10,500
Wyndham Worldwide Corp.
6.00% due 12/01/2016	60,000	60,566

		337,229

Household Products - 0.25%
Procter & Gamble, Series A
9.36% due 01/01/2021	290,547	362,940

Industrial Machinery - 0.00%
The Manitowoc Company, Inc.
10.50% due 08/01/2012	7,000	7,455

Industrials - 0.01%
Goodman Global Holding Company, Inc.
7.875% due 12/15/2012 (a)	10,000	10,200

Insurance - 4.18%
AAG Holding Company, Inc.
6.875% due 06/01/2008	231,000	232,671
ACE Capital Trust II
9.70% due 04/01/2030	198,000	273,749
ACE INA Holdings, Inc.
5.875% due 06/15/2014	125,000	128,745
Aetna, Inc.
6.00% due 06/15/2016 (a)	250,000	262,176
AIG SunAmerica Global Financing X
6.90% due 03/15/2032	100,000	116,934
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	145,000	158,707
Allstate Corp.
5.55% due 05/09/2035	294,000	287,670
Cigna Corp.
7.875% due 05/15/2027	11,000	13,202
Dai Ichi Mutual Life Insurance Company
5.73% due 03/17/2014	200,000	201,813
Equitable Life Assurance Society
7.70% due 12/01/2015	250,000	286,567
Everest Reinsurance Holdings, Inc.
8.75% due 03/15/2010	394,000	432,536
Fidelity National Title Group, Inc.
7.30% due 08/15/2011	81,000	84,664
Hartford Financial Services Group, Inc.
5.95% due 10/15/2036	65,000	67,211
7.90% due 06/15/2010	27,000	29,275
Jackson National Life Insurance Company
8.15% due 03/15/2027	377,000	473,252
Liberty Mutual Insurance Company
7.697% due 10/15/2097	700,000	751,281
Metlife, Inc.
5.375% due 12/15/2012 (a)	150,000	151,977
5.70% due 06/15/2035	208,000	206,962
Nationwide Mutual Insurance Company
8.25% due 12/01/2031	260,000	323,470
Navigators Group, Inc.
7.00% due 05/01/2016	59,000	60,964
New York Life Insurance Company
5.875% due 05/15/2033	100,000	104,168

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Ohio National Life Insurance Company
8.50% due 05/15/2026	$155,000	$184,467
Premium Asset Trust
4.125% due 03/12/2009	87,000	81,454
Principal Life Global Funding I
6.125% due 10/15/2033	108,000	115,165
Prudential Financial
7.65% due 07/01/2007	200,000	201,618
Reinsurance Group of America, Inc.
6.75% due 12/15/2011	135,000	142,702
Safeco Corp.
4.875% due 02/01/2010	132,000	131,253
7.25% due 09/01/2012	18,000	19,723
The St. Paul Companies, Inc.
5.75% due 03/15/2007	127,000	127,020
UnumProvident Finance Company, PLC
6.85% due 11/15/2015	125,000	132,258
W.R. Berkley Corp.
5.125% due 09/30/2010	54,000	53,657
5.60% due 05/15/2015 (a)	263,000	263,318

		6,100,629
International Oil - 0.27%
Canadian Natural Resources, Ltd.
6.45% due 06/30/2033	37,000	38,331
Canadian Oil Sands
7.90% due 09/01/2021	135,000	157,569
Newfield Exploration Company
6.625% due 04/15/2016	10,000	9,950
Pemex Project Funding Master Trust
9.125% due 10/13/2010	150,000	167,250
Pioneer Natural Resources Company
6.875% due 05/01/2018	15,000	15,025

		388,125
Leisure Time - 0.14%
AMC Entertainment, Inc.
11.00% due 02/01/2016	15,000	17,044
Majestic Star Casino LLC
9.75% due 01/15/2011	30,000	28,800
Mandalay Resort Group
10.25% due 08/01/2007	7,000	7,123
MGM Mirage, Inc.
6.00% due 10/01/2009	100,000	99,875
Movie Gallery, Inc.
11.00% due 05/01/2012 (a)	2,000	1,790
OED Corp./ Diamond Jo
8.75% due 04/15/2012 (a)	15,000	14,850
Station Casinos, Inc.
6.00% due 04/01/2012	5,000	4,850
6.625% due 03/15/2018	5,000	4,531
6.875% due 03/01/2016	11,000	10,216
Wynn Las Vegas LLC
6.625% due 12/01/2014	9,000	8,910

		197,989

The accompanying notes are an integral part of the financial statements. 218

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Liquor - 0.08%
Molson Coors Capital Financial
4.85% due 09/22/2010	$117,000	$115,495

Manufacturing - 0.27%
Siemens Financierings NV
5.75% due 10/17/2016	300,000	307,504
Tyco International Group SA
6.75% due 02/15/2011	85,000	90,797

		398,301

Medical-Hospitals - 0.37%
HCA, Inc.
6.375% due 01/15/2015	20,000	17,250
7.875% due 02/01/2011	20,000	20,300
9.625% due 11/15/2016	20,000	21,600
Laboratory Corp. of America Holdings
5.625% due 12/15/2015	200,000	199,092
Quest Diagnostics, Inc.
5.45% due 11/01/2015	125,000	121,631
7.50% due 07/12/2011	100,000	108,000
Tenet Healthcare Corp.
9.875% due 07/01/2014	45,000	45,787
Triad Hospitals, Inc.
7.00% due 05/15/2012	4,000	4,130

		537,790

Metal & Metal Products - 0.17%
FastenTech, Inc.
11.50% due 05/01/2011	10,000	10,500
Inco, Ltd.
5.70% due 10/15/2015	233,000	233,770

		244,270

Mining - 0.14%
Corporacion Nacional Del Cobre de Chile -
CODELCO
6.375% due 11/30/2012	200,000	211,365

Newspapers - 0.09%
News America Holdings, Inc.
9.25% due 02/01/2013	109,000	129,783

Office Furnishings & Supplies - 0.00%
IKON Office Solutions, Inc.
7.75% due 09/15/2015	5,000	5,275

Paper - 0.23%
Bowater Canada Finance Corp.
7.95% due 11/15/2011	16,000	16,080
Georgia-Pacific Corp.
7.00% due 01/15/2015	30,000	30,000
8.00% due 01/15/2024	7,000	7,140
Temple-Inland, Inc.
6.375% due 01/15/2016 (a)	100,000	103,581
6.625% due 01/15/2018	125,000	132,807
Willamette Industries, Inc.
7.00% due 02/01/2018	40,000	41,700

		331,308

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Petroleum Services - 0.47%
Halliburton Company
5.50% due 10/15/2010	$192,000	$194,287
Noram Energy Corp.
6.50% due 02/01/2008	138,000	139,334
Petroleum Export, Ltd.
5.265% due 06/15/2011	105,832	103,595
Pride International, Inc.
7.375% due 07/15/2014	5,000	5,125
XTO Energy, Inc.
4.90% due 02/01/2014	250,000	241,924

		684,265
Pharmaceuticals - 0.64%
AmerisourceBergen Corp.
5.625% due 09/15/2012	3,000	2,970
5.875% due 09/15/2015	423,000	414,540
Elan Finance PLC/Elan Finance Corp.
7.75% due 11/15/2011	40,000	39,400
Mylan Laboratories, Inc.
6.375% due 08/15/2015	4,000	3,990
Omnicare, Inc.
6.75% due 12/15/2013	5,000	4,950
6.875% due 12/15/2015	5,000	4,950
Schering Plough Corp.
5.55% due 12/01/2013	85,000	85,886
6.75% due 12/01/2033 (b)	344,000	382,500

		939,186
Publishing - 0.12%
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	7,000	6,475
8.00% due 11/15/2013	25,000	26,125
E.W. Scripps Company
6.625% due 10/15/2007	67,000	67,180
Idearc, Inc.
8.00% due 11/15/2016	40,000	41,600
Scholastic Corp.
5.00% due 04/15/2013 (a)	35,000	31,082

		172,462
Railroads & Equipment - 0.12%
American Railcar Industries, Inc.
7.50% due 03/01/2014	5,000	5,113
Canadian National Railway Company
7.375% due 10/15/2031	142,000	173,013

		178,126
Real Estate - 3.28%
AMB Property LP, REIT
5.45% due 12/01/2010	80,000	80,545
7.50% due 06/30/2018	106,000	119,100
Archstone-Smith Trust, REIT
5.75% due 03/15/2016	300,000	307,467
AvalonBay Communities, Inc., REIT
5.50% due 01/15/2012	300,000	304,109
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	55,000	53,975

The accompanying notes are an integral part of the financial statements. 219

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Developers Diversified Realty Corp., REIT
(continued)
5.00% due 05/03/2010	$25,000	$24,831
5.375% due 10/15/2012	228,000	228,706
Duke Realty Corp. LP, REIT
5.25% due 01/15/2010	275,000	275,157
ERP Operating LP, REIT
5.125% due 03/15/2016	201,000	198,106
5.375% due 08/01/2016	125,000	125,256
Federal Realty Investment Trust, REIT
5.65% due 06/01/2016	55,000	55,427
Health Care Property Investors, Inc., REIT
5.65% due 12/15/2013	150,000	150,118
6.00% due 03/01/2015	175,000	176,099
7.072 due 06/08/2015 (b)	67,000	71,525
Healthcare Realty Trust, Inc., REIT
8.125% due 05/01/2011	377,000	409,439
Kimco Realty Corp., REIT
5.584% due 11/23/2015	125,000	126,588
Liberty Property LP, REIT
7.25% due 03/15/2011	377,000	403,201
ProLogis, REIT
5.625% due 11/15/2015 (a)	175,000	177,501
Realty Income Corp., REIT
5.375% due 09/15/2017	135,000	132,606
Regency Centers LP, REIT
7.95% due 01/15/2011	169,000	183,849
Rouse Company LP, REIT
6.75% due 05/01/2013	15,000	15,446
Simon Property Group LP, REIT
5.10% due 06/15/2015	129,000	127,024
5.75% due 12/01/2015	225,000	231,354
United Dominion Realty Trust, Inc., REIT
5.25% due 01/15/2016 (a)	142,000	138,312
6.05% due 06/01/2013	300,000	306,396
Ventas Realty LP/Ventas Capital Corp., REIT
6.625% due 10/15/2014	95,000	96,544
6.75% due 06/01/2010	2,000	2,043
7.125% due 06/01/2015	3,000	3,131
Westfield Group
5.40% due 10/01/2012	250,000	252,658

		4,776,513
Retail - 0.25%
CVS Corp.
5.88% due 01/10/2028	356,320	358,828

Retail Grocery - 0.14%
Delhaize America, Inc.
9.00% due 04/15/2031	2,000	2,402
Kroger Company
6.75% due 04/15/2012	179,000	189,993
Pathmark Stores, Inc.
8.75% due 02/01/2012 (a)	18,000	18,518

		210,913

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail Trade - 0.37%
Federated Department Stores, Inc.
6.90% due 04/01/2029 (a)	$156,000	$160,653
Lazy Days RV Center, Inc.
11.75% due 05/15/2012	9,000	9,045
Neff Corp.
11.25% due 06/15/2012	5,000	5,563
Target Corp.
6.35% due 01/15/2011 (a)	142,000	148,233
Wal-Mart Stores, Inc.
4.125% due 02/15/2011	218,000	211,800

		535,294

Sanitary Services - 0.02%
Allied Waste North America, Inc.
8.50% due 12/01/2008	22,000	23,100

Semiconductors - 0.02%
Freescale Semiconductor, Inc.
9.125% due 12/15/2014	20,000	20,275
MagnaChip Semiconductor SA
6.875% due 12/15/2011 (a)	2,000	1,760
8.00% due 12/15/2014 (a)	3,000	2,220

		24,255

Steel - 0.01%
International Steel Group, Inc.
6.50% due 04/15/2014	15,000	15,563

Telecommunications Equipment &
Services - 1.86%
Bellsouth Corp.
4.75% due 11/15/2012 (a)	302,000	295,005
Citizens Communications Company
9.25% due 05/15/2011	12,000	13,350
Deutsche Telekom International Finance BV
8.25% due 06/15/2030 (b)	690,000	871,925
France Telecom SA
7.75% due 03/01/2011	267,000	292,005
GCI, Inc.
7.25% due 02/15/2014	15,000	15,150
Insight Midwest LP/ Insight Capital, Inc.
9.75% due 10/01/2009	2,000	2,035
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	10,000	11,050
Intelsat Subsidiary Holding Company, Ltd.
8.25% due 01/15/2013	17,000	17,723
8.63% due 01/15/2015	2,000	2,150
PanAmSat Corp.
9.00% due 08/15/2014	1,000	1,080
SBC Communications, Inc.
5.625% due 06/15/2016	740,000	749,157
5.875% due 08/15/2012	150,000	154,713
Singapore Telecommunications, Ltd.
7.375% due 12/01/2031	208,000	251,008
Syniverse Technologies, Inc., Series B
7.75% due 08/15/2013	6,000	6,090
United States West Communications, Inc.
6.875% due 09/15/2033 (a)	3,000	2,906

The accompanying notes are an integral part of the financial statements. 220

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services (continued)
Windstream Corp.
8.625% due 08/01/2016	$20,000	$21,900

		2,707,247

Telephone - 1.89%
Ameritech Capital Funding Corp.
6.45% due 01/15/2018	148,000	155,012
British Telecommunications PLC
8.625% due 12/15/2010	156,000	174,807
Qwest Corp.
7.50% due 10/01/2014	25,000	26,531
Sprint Capital Corp.
6.875% due 11/15/2028	402,000	409,886
8.375% due 03/15/2012	300,000	336,398
Telecom Italia Capital SA
6.00% due 09/30/2034	409,000	382,364
Telefonica Emisones SAU
7.045% due 06/20/2036	175,000	194,050
Verizon Communications, Inc.
5.55% due 02/15/2016	720,000	725,930
8.75% due 11/01/2021	285,000	353,580

		2,758,558

Tobacco - 0.28%
Alliance One International, Inc.
11.00% due 05/15/2012 (a)	2,000	2,180
Altria Group, Inc.
7.00% due 11/04/2013	269,000	295,459
Reynolds American, Inc.
7.25% due 06/01/2013	95,000	100,068
7.30% due 07/15/2015	6,000	6,322

		404,029

TOTAL CORPORATE BONDS (Cost $59,137,980)		$59,423,960

MUNICIPAL BONDS - 0.64%
Arizona - 0.09%
Phoenix Arizona Civic Improvement Corp.
6.30% due 07/01/2008	135,000	137,122

California - 0.22%
San Bernardino County California, Series A
5.15% due 08/01/2011	120,000	120,275
Southern California Public Power Authority Project,
Series B
6.93% due 05/15/2017	175,000	200,083

		320,358

Florida - 0.11%
Miami Beach Florida Redevelopment Agency Tax
Increment Revenue
8.95% due 12/01/2022	135,000	157,758

Indiana - 0.01%
Indiana Bond Bank Revenue
5.02% due 01/15/2016	15,000	14,778
Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Maryland - 0.03%
Maryland State Transportation Authority, Ltd.
5.84% due 07/01/2011	$40,000	$41,412

Michigan - 0.13%
Detroit Michigan Downtown Development Authority
6.20% due 07/01/2008	180,000	182,599

New Jersey - 0.01%
Jersey City, NJ, Municipal Utilities Authority
4.55% due 05/15/2012	20,000	19,484

New York - 0.04%
Sales Tax Asset Receivable Corp., Series B
4.25% due 10/15/2011	65,000	63,168

TOTAL MUNICIPAL BONDS (Cost $955,988)		$936,679

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.69%
Asset Securitization Corp.,
Series 1997-D5, Class A1D
6.85% due 02/14/2043	500,000	521,590
Banc of America Commercial Mortgage, Inc, Series
2006-2, Class A4
5.7405% due 05/10/2045 (b)	500,000	519,192
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2 Class A4
6.186% due 06/11/2035	405,797	423,719
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T12, Class A4
4.68% due 08/13/2039	405,797	395,611
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class AM
5.7504% due 09/11/2038 (b)	500,000	519,560
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-T20, Class A4A
5.1555% due 10/12/2042 (b)	500,000	499,356
Chase Commercial Mortgage Securities Corp.,
Series 1998-1, Class A2
6.56% due 05/18/2030	379,473	382,702
Chase Commercial Mortgage Securities Corp.,
Series 1998-2, Class A2
6.39% due 11/18/2030	306,087	310,527
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.226% due 07/15/2044 (b)	500,000	502,377
Commercial Mortgage Asset Trust, Series
1999-C1, Class A3
6.64% due 01/17/2032	405,797	415,920
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class A5A
5.116% due 06/10/2044	500,000	495,586
Commercial Mortgage Pass Through Certificates,
Series 2006-C7, Class A4
5.7690% due 06/10/2046 (b)	500,000	520,247
CS First Boston Mortgage Securities Corp, Series
2003-C3, Class A5
3.936% due 05/15/2038	500,000	467,739

The accompanying notes are an integral part of the financial statements. 221

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
First Union - Chase Commercial Mortgage,
Series 1999-C2, Class A2
6.645% due 06/15/2031	$358,067	$366,031
General Electric Capital Assurance Company,
Series 2003-1, Class A5
5.7426% due 05/12/2035	89,275	92,343
Government National Mortgage Association, Series
2006-38, Class XS
1.93% IO due 09/16/2035 (b)	99,682	5,988
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A5
5.224% due 04/10/2037	500,000	499,481
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class A4
5.553% due 04/10/2038	500,000	509,982
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2004-CBX, Class A6
4.899% due 01/12/2037	315,000	308,047
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
5.8756% due 04/15/2045 (b)	500,000	524,271
JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP4, Class A4
4.918% due 10/15/2042	500,000	488,227
LB-UBS Commercial Mortgage Trust,
Series 2001-C7, Class A3
5.642% due 12/15/2025	206,558	208,515
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	202,898	214,503
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.899% due 06/15/2038 (b)	500,000	524,906
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class A4
5.047% due 07/12/2038	500,000	492,879
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.66% due 05/12/2039 (b)	500,000	516,702
Morgan Stanley Capital I, Inc., Series 1998-WF2,
Class A2
6.54% due 07/15/2030	94,717	95,618
Morgan Stanley Capital I, Inc., Series 1999-WF1,
Class A2
6.21% due 11/15/2031	346,208	349,795
Morgan Stanley Dean Witter Capital I, Series
2001-TOP5, Class A4
6.39% due 10/15/2035	270,531	283,924
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 07/15/2033	113,623	118,787
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	40,579	42,075
Nomura Asset Securities Corp.,
Series 1998-D6, Class A1B
6.59% due 03/15/2030	379,342	383,578

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Prudential Commercial Mortgage Trust, Series
2003-PWR1, Class A1
3.669% due 02/11/2036	$281,529	$271,613
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	405,797	392,352

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $12,579,882)		$12,663,743

ASSET BACKED SECURITIES - 5.97%
Advanta Business Card Master Trust,
Series 2005-A4, Class A4
4.75% due 01/20/2011	370,000	368,287
AESOP Funding II LLC, Series 2003-4, Class A
2.86% due 08/20/2009	235,000	228,348
AmeriCredit Automobile Receivables Trust,
Series 2005-AX, Class A4
3.93% due 10/06/2011	700,000	691,379
Bank One Auto Securitization Trust,
Series 2003-1, Class A4
2.43% due 03/22/2010	330,652	328,197
Capital One Multi-Asset Execution Trust,
Series 2003-A4, Class A4
3.65% due 07/15/2011	415,000	406,547
Carmax Auto Owner Trust, Series 2004-2, Class A4
3.46% due 09/15/2011	405,000	397,884
Chase Manhattan Auto Owner Trust,
Series 2005-B, Class A4
4.88% due 06/15/2012	700,000	698,561
Ford Credit Auto Owner Trust, Series 2005-C,
Class A4
4.36% due 06/15/2010	279,000	275,684
Harley-Davidson Motorcycle Trust,
Series 2005-1, Class A2
3.76% due 12/17/2012	405,000	399,955
Honda Auto Receivables Owner Trust,
Series 2005-1, Class A4
3.82% due 05/21/2010	606,000	596,088
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	700,000	697,937
Massachusetts RRB Special Purpose Trust,
Series 1999-1, Class A5
7.03% due 03/15/2012	600,000	623,693
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.53% due 06/01/2015	86,769	90,886
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	33,000	34,514
Providian Gateway Master Trust,
Series 2004-DA, Class A
3.35% due 09/15/2011	405,000	400,881
USAA Auto Owner Trust, Series 2004-1, Class A4
2.67% due 10/15/2010	96,512	95,609
USAA Auto Owner Trust, Series 2005-4, Class A4
4.89% due 08/15/2012	700,000	699,059

The accompanying notes are an integral part of the financial statements. 222

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Wachovia Auto Owner Trust,
Series 2005-B, Class A5
4.93% due 11/20/2012	$700,000	$698,752
WFS Financial Owner Trust,
Series 2005-2, Class A4
4.39% due 11/19/2012	290,000	287,693
World Omni Auto Receivables Trust,
Series 2005-A, Class A4
3.82% due 11/12/2011	700,000	688,248

TOTAL ASSET BACKED SECURITIES
(Cost $8,699,864)		$8,708,202

SHORT TERM INVESTMENTS - 19.02%
State Street Navigator Securities
Lending Prime Portfolio (c)	$27,731,751	$27,731,751

TOTAL SHORT TERM INVESTMENTS
(Cost $27,731,751)		$27,731,751

REPURCHASE AGREEMENTS - 14.34%
The Bank of New York Tri-Party
Repurchase Agreement dated
02/28/2007 at 5.33% to be
repurchased at $20,903,094 on
03/01/2007, collateralized by
$21,359,951 Federal Government
Loan Mortgage Corp., 5.50% due
12/01/2036 (valued at
$21,318,000, including interest)	$20,900,000	$20,900,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,900,000)		$20,900,000

Total Investments (Investment Quality Bond Fund)
(Cost $171,629,512) - 118.35%		$172,538,969
Liabilities in Excess of Other Assets - (18.35)%		(26,749,296)

TOTAL NET ASSETS - 100.00%		$145,789,673

Large Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.42%
Advertising - 1.78%
Omnicom Group, Inc.	40,875	$4,235,059

Aerospace - 0.88%
Northrop Grumman Corp.	28,965	2,081,135

Apparel & Textiles - 0.63%
Coach, Inc. *	31,600	1,491,520

Auto Parts - 3.38%
BorgWarner, Inc.	36,869	2,715,033
Johnson Controls, Inc.	56,527	5,302,233

		8,017,266

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 1.15%
PACCAR, Inc. (a)	39,400	$2,737,906

Banking - 2.62%
Bank of New York Company, Inc. (c)	26,600	1,080,492
City National Corp.	15,800	1,140,444
Fifth Third Bancorp (a)	99,095	3,991,547

		6,212,483
Biotechnology - 2.18%
Cephalon, Inc. * (a)	14,003	995,333
Genzyme Corp. *	52,602	3,250,804
Millennium Pharmaceuticals, Inc. * (a)	85,200	920,160

		5,166,297
Broadcasting - 0.81%
News Corp.	85,800	1,933,074

Building Materials & Construction - 2.03%
Masco Corp.	161,178	4,811,163

Business Services - 1.50%
Accenture, Ltd., Class A	21,570	770,049
H & R Block, Inc. (a)	20,900	455,202
R.H. Donnelley Corp. * (a)	32,724	2,341,402

		3,566,653
Cable and Television - 0.54%
Viacom, Inc. *	32,800	1,280,512

Computers & Business Equipment - 0.66%
Dell, Inc. *	68,200	1,558,370

Crude Petroleum & Natural Gas - 0.85%
EOG Resources, Inc.	29,900	2,025,426

Drugs & Health Care - 2.14%
Wyeth	103,618	5,068,992

Electrical Utilities - 4.50%
American Electric Power Company, Inc.	49,743	2,231,471
Exelon Corp.	100,913	6,653,194
Northeast Utilities	25,900	752,654
Pepco Holdings, Inc.	38,881	1,035,012

		10,672,331
Energy - 1.19%
Sempra Energy	47,214	2,835,201

Financial Services - 17.44%
Citigroup, Inc.	195,734	9,864,993
Federal Home Loan Mortgage Corp.	41,845	2,685,612
JP Morgan Chase & Company	95,199	4,702,831
Mellon Financial Corp.	99,432	4,318,332
Morgan Stanley	117,613	8,811,566
PNC Financial Services Group, Inc.	43,204	3,167,285
Wells Fargo & Company (a)(c)	225,878	7,837,967

		41,388,586
Food & Beverages - 2.12%
Constellation Brands, Inc., Class A *	84,400	1,980,024

The accompanying notes are an integral part of the financial statements. 223

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages (continued)
Sysco Corp.	92,500	$3,048,800

		5,028,824
Gas & Pipeline Utilities - 0.60%
NiSource, Inc.	59,398	1,413,078

Healthcare Products - 2.69%
Johnson & Johnson	60,908	3,840,250
Medtronic, Inc.	50,334	2,534,820

		6,375,070
Healthcare Services - 2.94%
Medco Health Solutions, Inc. *	47,950	3,241,899
UnitedHealth Group, Inc.	71,443	3,729,325

		6,971,224
Household Products - 0.95%
Fortune Brands, Inc.	28,000	2,251,200

Insurance - 4.29%
Allstate Corp.	39,000	2,342,340
American International Group, Inc.	78,768	5,285,333
Hartford Financial Services Group, Inc.	26,938	2,547,257

		10,174,930
International Oil - 1.57%
Chevron Corp.	20,100	1,379,061
Exxon Mobil Corp.	32,769	2,348,882

		3,727,943
Internet Retail - 0.73%
Amazon.com, Inc. * (a)	44,100	1,726,074

Internet Service Provider - 0.76%
Yahoo!, Inc. *	58,800	1,814,568

Internet Software - 1.84%
McAfee, Inc. *	46,300	1,394,556
Symantec Corp. *	174,388	2,982,035

		4,376,591
Leisure Time - 1.59%
Carnival Corp.	81,399	3,778,542

Life Sciences - 0.38%
Waters Corp. *	16,845	914,010

Liquor - 0.72%
Anheuser-Busch Companies, Inc.	34,900	1,712,892

Manufacturing - 2.76%
Harley-Davidson, Inc.	26,200	1,726,580
Illinois Tool Works, Inc.	93,148	4,815,752

		6,542,332
Mutual Funds - 2.18%
SPDR Trust Series 1 (a)	36,700	5,172,131

Petroleum Services - 2.86%
ENSCO International, Inc. (a)	44,000	2,204,840
GlobalSantaFe Corp.	42,900	2,472,327
Halliburton Company	68,100	2,102,928

		6,780,095

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 4.79%
Allergan, Inc. (a)	46,463	$5,190,382
Bristol-Myers Squibb Company	110,999	2,929,263
Merck & Company, Inc.	73,300	3,236,928

		11,356,573
Publishing - 0.66%
McGraw-Hill Companies, Inc.	24,200	1,563,562

Railroads & Equipment - 1.95%
Burlington Northern Santa Fe Corp.	58,550	4,636,574

Retail Trade - 3.56%
Chico's FAS, Inc. * (a)	62,700	1,406,361
Costco Wholesale Corp.	61,690	3,447,854
Home Depot, Inc.	90,800	3,595,680

		8,449,895
Semiconductors - 4.60%
Analog Devices, Inc.	83,400	3,023,250
Intel Corp.	204,300	4,055,355
National Semiconductor Corp.	54,200	1,388,604
Xilinx, Inc.	95,591	2,449,041

		10,916,250
Software - 3.95%
Microsoft Corp.	284,589	8,016,872
Red Hat, Inc. * (a)	60,300	1,353,735

		9,370,607
Telecommunications Equipment &
Services - 0.30%
Embarq Corp.	12,766	706,598

Telephone - 3.61%
AT&T, Inc.	98,974	3,642,243
Sprint Nextel Corp.	255,427	4,924,633

		8,566,876
Trucking & Freight - 1.74%
FedEx Corp.	36,083	4,119,957

TOTAL COMMON STOCKS (Cost $210,985,897)		$233,528,370

SHORT TERM INVESTMENTS - 6.77%
State Street Navigator Securities
Lending Prime Portfolio (c)	$15,773,367	$15,773,367
United States Treasury Bill
zero coupon due 06/28/2007	300,000	294,021

TOTAL SHORT TERM INVESTMENTS
(Cost $16,067,388)		$16,067,388

The accompanying notes are an integral part of the financial statements. 224

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.96%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$4,644,593 on 03/01/2007,
collateralized by $4,830,000
Federal Home Loan Mortgage
Corp., 0% due 07/09/2007 (valued
at $4,739,438, including interest) (c)	$4,644,000	$4,644,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,644,000)		$4,644,000

Total Investments (Large Cap Fund)
(Cost $231,697,285) - 107.15%		$254,239,758
Liabilities in Excess of Other Assets - (7.15)%		(16,963,286)

TOTAL NET ASSETS - 100.00%		$237,276,472

Large Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.05%
Aerospace - 1.92%
Lockheed Martin Corp.	6,520	$634,266
Northrop Grumman Corp.	91,000	6,538,350
Raytheon Company	46,000	2,463,300

		9,635,916
Air Travel - 0.95%
AMR Corp. * (a)	140,000	4,772,600

Automobiles - 1.16%
General Motors Corp. (a)	182,000	5,809,440

Banking - 1.34%
Bank of America Corp.	132,000	6,714,840

Business Services - 1.42%
Cadence Design Systems, Inc. *	51,000	1,016,940
Convergys Corp. *	112,000	2,880,640
Electronic Data Systems Corp.	16,000	448,320
R.R. Donnelley & Sons Company	77,000	2,785,860

		7,131,760
Chemicals - 4.97%
Albemarle Corp.	25,000	2,046,250
Dow Chemical Company	181,000	7,927,800
E.I. Du Pont De Nemours & Company	109,000	5,531,750
FMC Corp.	49,000	3,604,930
Lyondell Chemical Company	182,000	5,798,520

		24,909,250
Computers & Business Equipment - 3.50%
Hewlett-Packard Company	203,000	7,994,140
International Business Machines Corp.	62,000	5,766,620
Lexmark International, Inc. *	62,000	3,754,720

		17,515,480

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cosmetics & Toiletries - 0.39%
Procter & Gamble Company	31,000	$1,968,190

Crude Petroleum & Natural Gas - 4.00%
Devon Energy Corp.	79,000	5,191,090
Marathon Oil Corp.	81,000	7,349,940
Noble Energy, Inc.	32,000	1,842,240
Occidental Petroleum Corp.	122,000	5,633,960

		20,017,230
Domestic Oil - 0.78%
Frontier Oil Corp.	132,000	3,900,600

Electrical Utilities - 1.21%
CMS Energy Corp.	162,000	2,826,900
Xcel Energy, Inc.	137,000	3,237,310

		6,064,210
Electronics - 0.66%
Agilent Technologies, Inc. *	46,000	1,459,120
Synopsys, Inc. *	72,000	1,841,760

		3,300,880
Financial Services - 13.96%
Bear Stearns Companies, Inc.	39,000	5,937,360
CIT Group, Inc.	46,000	2,597,620
Citigroup, Inc.	431,000	21,722,400
Goldman Sachs Group, Inc.	30,000	6,048,000
JP Morgan Chase & Company	341,000	16,845,400
Lehman Brothers Holdings, Inc.	97,000	7,110,100
Morgan Stanley	129,000	9,664,680

		69,925,560
Food & Beverages - 3.04%
Campbell Soup Company	96,000	3,919,680
ConAgra Foods, Inc.	53,000	1,337,190
H.J. Heinz Company	114,000	5,229,180
Kraft Foods, Inc., Class A (a)	149,000	4,756,080

		15,242,130
Healthcare Products - 1.20%
Johnson & Johnson	95,000	5,989,750

Healthcare Services - 4.22%
Cardinal Health, Inc.	26,000	1,822,340
Caremark Rx, Inc.	63,000	3,880,170
Humana, Inc. *	45,000	2,692,800
IMS Health, Inc.	124,000	3,581,120
Laboratory Corp. of America Holdings *	25,000	1,993,750
McKesson Corp.	10,926	609,234
Medco Health Solutions, Inc. *	15,000	1,014,150
Wellpoint, Inc. *	70,000	5,557,300

		21,150,864
Holdings Companies/Conglomerates - 0.77%
General Electric Company	111,000	3,876,120

Industrial Machinery - 1.95%
Cummins, Inc.	36,000	4,848,480

The accompanying notes are an integral part of the financial statements. 225

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery (continued)
Terex Corp. *	75,000	$4,938,000

		9,786,480
Insurance - 10.80%
Aetna, Inc.	110,000	4,869,700
Allstate Corp.	50,145	3,011,708
Ambac Financial Group, Inc.	45,000	3,943,800
American International Group, Inc.	124,000	8,320,400
Chubb Corp.	88,000	4,492,400
MetLife, Inc.	28,000	1,768,200
MGIC Investment Corp. (a)	60,000	3,621,000
PMI Group, Inc.	54,000	2,530,980
Principal Financial Group, Inc.	40,000	2,435,600
Prudential Financial, Inc.	85,000	7,729,900
SAFECO Corp.	67,000	4,470,240
The Travelers Companies, Inc. *	135,430	6,874,427

		54,068,355
International Oil - 9.85%
Chevron Corp.	228,000	15,643,080
Exxon Mobil Corp.	470,000	33,689,600

		49,332,680
Leisure Time - 1.60%
Walt Disney Company	234,000	8,016,840

Manufacturing - 1.90%
Honeywell International, Inc.	139,000	6,455,160
SPX Corp.	44,000	3,075,600

		9,530,760
Office Furnishings & Supplies - 0.83%
OfficeMax, Inc.	61,975	3,216,502
Steelcase, Inc. Class A (a)	47,000	912,740

		4,129,242
Petroleum Services - 3.72%
Tesoro Petroleum Corp.	65,000	5,924,100
Tidewater, Inc. (a)	95,000	4,937,150
Valero Energy Corp.	135,000	7,782,750

		18,644,000
Pharmaceuticals - 6.02%
AmerisourceBergen Corp.	107,000	5,635,690
Merck & Company, Inc.	169,000	7,463,040
Pfizer, Inc.	684,000	17,072,640

		30,171,370
Retail Grocery - 2.16%
Safeway, Inc.	136,000	4,701,520
The Kroger Company	239,000	6,135,130

		10,836,650
Retail Trade - 0.88%
Federated Department Stores, Inc.	28,000	1,250,480
J.C. Penney Company, Inc.	31,000	2,514,410
Nordstrom, Inc.	12,159	645,521

		4,410,411

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sanitary Services - 0.92%
Waste Management, Inc.	135,000	$4,596,750

Semiconductors - 1.92%
Fairchild Semiconductor International, Inc. *	182,000	3,405,220
KLA-Tencor Corp.	95,000	4,915,300
Novellus Systems, Inc. *	19,000	611,800
Teradyne, Inc. * (a)	42,000	677,040

		9,609,360
Software - 0.67%
BMC Software, Inc. *	12,335	380,658
Compuware Corp. *	175,000	1,601,250
Oracle Corp. *	83,441	1,370,936

		3,352,844
Steel - 2.42%
Nucor Corp.	103,000	6,269,610
United States Steel Corp.	66,000	5,848,920

		12,118,530
Telecommunications Equipment &
Services - 0.62%
Avaya, Inc. *	203,000	2,492,840
Citizens Communications Company	39,000	587,730

		3,080,570
Telephone - 2.48%
AT&T, Inc.	173,000	6,366,400
Qwest Communications International, Inc. * (a)	679,000	6,029,520

		12,395,920
Tires & Rubber - 0.58%
Goodyear Tire & Rubber Company * (a)	118,000	2,905,160

Tobacco - 0.57%
UST, Inc. (a)	49,000	2,844,940

Toys, Amusements & Sporting Goods - 1.68%
Hasbro, Inc.	108,000	3,055,320
Mattel, Inc.	206,466	5,370,181

		8,425,501
Trucking & Freight - 0.99%
YRC Worldwide, Inc. * (a)	114,000	4,956,720

TOTAL COMMON STOCKS (Cost $442,803,327)		$491,137,903

SHORT TERM INVESTMENTS - 6.99%
State Street Navigator Securities
Lending Prime Portfolio (c)	$34,991,538	$34,991,538

TOTAL SHORT TERM INVESTMENTS
(Cost $34,991,538)		$34,991,538

The accompanying notes are an integral part of the financial statements. 226

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.26%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$1,292,165 on 03/01/2007,
collateralized by $1,290,000
Federal Home Loan Bank, 5.25%
due 03/13/2009 (valued at
$1,320,638, including interest) (c)	$1,292,000	$1,292,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,292,000)		$1,292,000

Total Investments (Large Cap Value Fund)
(Cost $479,086,865) - 105.30%		$527,421,441
Liabilities in Excess of Other Assets - (5.30)%		(26,535,344)

TOTAL NET ASSETS - 100.00%		$500,886,097

Mid Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.17%
Advertising - 0.22%
ValueClick, Inc. *	47,337	$1,254,431

Aerospace - 0.32%
Alliant Techsystems, Inc. * (a)	15,940	1,379,607
Sequa Corp., Class A * (a)	3,379	414,265

		1,793,872
Air Travel - 0.40%
Airtran Holdings, Inc. * (a)	43,961	458,073
Alaska Air Group, Inc. *	19,323	792,243
JetBlue Airways Corp. * (a)	85,015	1,046,535

		2,296,851
Apparel & Textiles - 0.75%
Hanesbrands, Inc. *	46,382	1,326,989
Mohawk Industries, Inc. * (a)	26,076	2,282,172
Timberland Company, Class A *	24,628	667,911

		4,277,072
Auto Parts - 1.35%
ArvinMeritor, Inc. (a)	34,291	626,154
BorgWarner, Inc.	28,009	2,062,583
Federal Signal Corp.	23,181	348,874
Gentex Corp. (a)	69,085	1,154,410
Lear Corp. *	32,375	1,195,285
Modine Manufacturing Company	15,937	393,166
O'Reilly Automotive, Inc. *	55,063	1,895,819

		7,676,291
Auto Services - 0.64%
ADESA, Inc.	43,476	1,195,590
Avis Budget Group, Inc. *	48,788	1,297,273
Copart, Inc. *	34,291	1,009,870

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Services (continued)
TravelCenters of America LLC * (a)	3,988	$144,764

		3,647,497
Banking - 4.25%
Associated Banc-Corp.	62,807	2,171,866
Astoria Financial Corp. (a)	41,067	1,160,964
Bank of Hawaii Corp.	24,148	1,248,935
Cathay General Bancorp, Inc. (a)	25,116	852,186
City National Corp.	19,322	1,394,662
Colonial Bancgroup, Inc.	73,910	1,909,095
Cullen Frost Bankers, Inc.	28,979	1,567,184
First Niagara Financial Group, Inc.	53,616	761,347
FirstMerit Corp. (a)	38,648	829,000
Greater Bay Bancorp	24,638	660,298
Mercantile Bankshares Corp.	60,395	2,843,397
New York Community Bancorp, Inc. (a)	125,594	2,102,444
SVB Financial Group * (a)	16,431	793,617
TCF Financial Corp.	54,579	1,443,069
Washington Federal, Inc.	42,036	999,616
Webster Financial Corp.	27,056	1,336,296
Westamerica Bancorp (a)	14,971	735,076
Wilmington Trust Corp.	32,859	1,400,779

		24,209,831
Biotechnology - 1.56%
Affymetrix, Inc. * (a)	32,846	845,128
Cephalon, Inc. * (a)	29,467	2,094,514
Charles River Laboratories International, Inc. *	32,365	1,483,935
Invitrogen Corp. *	23,190	1,466,768
Martek Biosciences Corp. *	15,462	349,751
Millennium Pharmaceuticals, Inc. *	147,820	1,596,456
Techne Corp. *	18,848	1,061,519

		8,898,071
Broadcasting - 0.25%
Belo Corp., Class A (a)	42,507	792,330
Entercom Communications Corp. (a)	13,527	386,737
Westwood One, Inc. (a)	33,818	230,977

		1,410,044
Building Materials & Construction - 0.49%
Dycom Industries, Inc. * (a)	19,798	494,950
Granite Construction, Inc.	16,423	958,775
RPM International, Inc.	57,493	1,345,336

		2,799,061
Business Services - 5.67%
Acxiom Corp.	32,857	701,826
Alliance Data Systems Corp. *	31,887	1,905,248
Brinks Company	23,192	1,373,662
Cadence Design Systems, Inc. *	133,822	2,668,411
Catalina Marketing Corp. (a)	17,399	544,589
Ceridian Corp. *	67,150	2,190,433
ChoicePoint, Inc. *	38,641	1,502,362
Corporate Executive Board Company	18,841	1,466,018

The accompanying notes are an integral part of the financial statements. 227

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
CSG Systems International, Inc. *	22,709	$560,004
Deluxe Corp.	25,110	775,146
DST Systems, Inc. * (a)	27,043	1,904,368
Dun & Bradstreet Corp. *	29,476	2,602,141
Fair Isaac Corp.	28,014	1,093,386
Gartner Group, Inc., Class A * (a)	27,536	582,662
Global Payments, Inc.	32,933	1,266,932
Harte-Hanks, Inc.	23,198	636,785
Jacobs Engineering Group, Inc. *	28,503	2,574,961
Kelly Services, Inc., Class A	10,150	312,315
Korn/Ferry International * (a)	20,291	468,316
Manpower, Inc.	41,061	3,050,832
MPS Group, Inc. *	49,283	705,733
Navigant Consulting Company * (a)	26,080	505,170
Rollins, Inc.	14,489	333,247
Sotheby's Holdings, Inc., Class A (a)	27,056	983,756
SRA International, Inc., Class A * (a)	19,807	469,426
The BISYS Group, Inc. *	57,978	761,831
Wind River Systems, Inc. *	36,704	381,722

		32,321,282
Cellular Communications - 0.62%
RF Micro Devices, Inc. * (a)	93,223	743,920
Telephone & Data Systems, Inc.	50,242	2,797,977

		3,541,897
Chemicals - 3.13%
Airgas, Inc.	37,680	1,555,054
Albemarle Corp. (a)	18,849	1,542,791
Cabot Corp.	30,440	1,361,277
Chemtura Corp. (a)	121,475	1,394,533
Cytec Industries, Inc.	20,285	1,193,164
Ferro Corp.	20,768	440,282
FMC Corp.	18,365	1,351,113
Lubrizol Corp.	33,328	1,733,056
Lyondell Chemical Company (a)	101,933	3,247,585
Minerals Technologies, Inc. (a)	9,182	568,274
Olin Corp.	35,263	610,050
Sensient Technologies Corp.	22,231	544,437
The Scotts Company, Class A (a)	22,158	977,389
Valspar Corp.	49,267	1,335,628

		17,854,633
Coal - 0.38%
Arch Coal, Inc. (a)	68,597	2,136,111

Colleges & Universities - 0.70%
Career Education Corp. * (a)	45,887	1,357,338
Corinthian Colleges, Inc. *	41,552	579,650
DeVry, Inc.	28,974	800,841
ITT Educational Services, Inc. *	15,464	1,236,811

		3,974,640
Computers & Business Equipment - 2.28%
3Com Corp. *	191,773	742,162

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Avocent Corp. *	24,634	$784,100
CDW Corp.	28,992	1,799,823
Diebold, Inc.	31,410	1,487,892
Henry, Jack & Associates, Inc. (a)	37,680	883,973
Ingram Micro, Inc., Class A *	67,150	1,304,725
National Instruments Corp.	27,534	738,737
Palm, Inc. * (a)	50,239	831,456
Parametric Technology Corp. *	53,876	1,027,415
Plexus Corp. * (a)	22,226	364,506
Tech Data Corp. *	26,096	972,859
Western Digital Corp. *	107,237	2,055,733

		12,993,381
Construction & Mining Equipment - 0.45%
Joy Global, Inc.	57,479	2,548,619

Construction Materials - 0.94%
Florida Rock Industries, Inc.	23,679	1,595,491
Louisiana-Pacific Corp.	50,245	1,037,057
Martin Marietta Materials, Inc. (a)	21,741	2,724,582

		5,357,130
Containers & Glass - 0.62%
Longview Fibre Company	31,878	784,836
Packaging Corp. of America	39,602	970,249
Sonoco Products Company	48,302	1,788,140

		3,543,225
Cosmetics & Toiletries - 0.15%
Alberto-Culver Company	38,644	855,965

Crude Petroleum & Natural Gas - 3.38%
Cimarex Energy Company (a)	41,729	1,456,759
Forest Oil Corp. * (a)	26,564	847,392
Helmerich & Payne, Inc.	50,728	1,379,802
Newfield Exploration Company *	62,317	2,693,341
Noble Energy, Inc.	84,051	4,838,816
Patterson-UTI Energy, Inc. (a)	76,807	1,712,028
Pioneer Natural Resources Company	59,411	2,284,353
Plains Exploration & Production Company *	37,191	1,697,025
Pogo Producing Company (a)	28,027	1,339,410
Quicksilver Resources, Inc. * (a)	26,570	1,024,805

		19,273,731
Domestic Oil - 0.68%
Denbury Resources, Inc. *	57,969	1,671,826
Encore Aquisition Company *	25,544	619,953
Frontier Oil Corp.	53,320	1,575,606

		3,867,385
Drugs & Health Care - 0.11%
Perrigo Company	36,713	613,107

Educational Services - 0.40%
Laureate Education, Inc. *	24,646	1,470,873
Strayer Education, Inc. (a)	6,771	798,233

		2,269,106

The accompanying notes are an integral part of the financial statements. 228

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 0.69%
AMETEK, Inc.	51,203	$1,751,142
Hubbell, Inc., Class B	28,989	1,400,169
Varian, Inc. *	14,502	789,344

		3,940,655
Electrical Utilities - 4.75%
Alliant Energy Corp.	56,039	2,343,551
Black Hills Corp. (a)	15,948	574,925
DPL, Inc. (a)	54,588	1,646,920
Duquesne Light Holdings, Inc.	42,503	854,735
Great Plains Energy, Inc. (a)	38,652	1,201,691
Hawaiian Electric Industries, Inc. (a)	39,136	1,024,189
IDACORP, Inc.	20,771	723,662
Integrys Energy Group, Inc. (a)	19,868	1,107,442
Northeast Utilities	74,394	2,161,890
NSTAR (a)	51,685	1,768,144
OGE Energy Corp.	43,963	1,697,411
Pepco Holdings, Inc.	92,275	2,456,361
PNM Resources, Inc.	36,240	1,107,494
Puget Energy, Inc.	56,045	1,382,630
Quanta Services, Inc. * (a)	57,476	1,332,869
Sierra Pacific Resources *	106,759	1,853,336
Westar Energy, Inc.	42,035	1,129,481
Wisconsin Energy Corp.	56,519	2,710,086

		27,076,817
Electronics - 3.02%
Amphenol Corp., Class A	42,036	2,713,003
Arrow Electronics, Inc. * (a)	58,941	2,258,619
Avnet, Inc. *	61,826	2,260,977
DRS Technologies, Inc.	19,328	1,024,191
Imation Corp.	16,904	703,376
Kemet Corp. * (a)	42,029	327,826
Mentor Graphics Corp. * (a)	40,092	677,154
Newport Corp. * (a)	19,807	353,753
Synopsys, Inc. *	68,116	1,742,407
Teleflex, Inc.	18,840	1,260,773
Thomas & Betts Corp. *	25,123	1,276,751
Vishay Intertechnology, Inc. *	88,896	1,266,768
Zebra Technologies Corp., Class A * (a)	33,825	1,339,808

		17,205,406
Energy - 1.87%
Energy East Corp. (a)	71,489	1,766,493
Hanover Compressor Company * (a)	49,763	1,092,298
MDU Resources Group, Inc.	87,435	2,310,907
SCANA Corp.	56,047	2,338,841
Southwestern Energy Company *	81,163	3,165,357

		10,673,896
Financial Services - 3.90%
A.G. Edwards, Inc.	36,714	2,357,406
AmeriCredit Corp. * (a)	56,026	1,368,155
Eaton Vance Corp.	61,352	2,128,301
Fidelity National Financial, Inc., Class A	106,285	2,550,840

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
IndyMac Bancorp, Inc. (a)	34,296	$1,177,382
Investors Financial Services Corp. (a)	31,885	1,866,548
Jefferies Group, Inc.	48,791	1,319,796
Leucadia National Corp. (a)	78,264	2,215,654
MoneyGram International, Inc.	40,580	1,219,835
Nuveen Investments, Inc., Class A (a)	38,157	1,857,864
Raymond James Financial, Inc.	43,951	1,322,925
SEI Investments Company	30,440	1,840,098
Waddell & Reed Financial, Inc., Class A	40,582	989,389

		22,214,193
Food & Beverages - 1.07%
Hansen Natural Corp. * (a)	29,465	1,031,275
Hormel Foods Corp.	35,268	1,287,282
PepsiAmericas, Inc.	29,460	627,793
Smithfield Foods, Inc. * (a)	48,298	1,410,784
The J.M. Smucker Company	27,531	1,365,538
Tootsie Roll Industries, Inc. (a)	12,567	379,775

		6,102,447
Forest Products - 0.29%
Rayonier, Inc.	37,189	1,660,861

Furniture & Fixtures - 0.07%
Furniture Brands International, Inc. (a)	23,195	372,048

Gas & Pipeline Utilities - 1.83%
AGL Resources, Inc.	37,673	1,534,421
Aquila, Inc. *	180,681	748,019
Equitable Resources, Inc.	58,447	2,493,934
National Fuel Gas Company (a)	39,620	1,654,531
ONEOK, Inc.	53,143	2,213,938
Vectren Corp. (a)	36,718	1,028,471
WGL Holdings, Inc. (a)	23,666	745,952

		10,419,266
Healthcare Products - 3.30%
Advanced Medical Optics, Inc. * (a)	28,506	1,098,621
Beckman Coulter, Inc.	29,957	1,922,041
Cytyc Corp. *	54,580	1,653,774
DENTSPLY International, Inc.	73,424	2,315,793
Edwards Lifesciences Corp. *	28,016	1,413,968
Gen-Probe, Inc. *	25,122	1,206,358
Henry Schein, Inc. *	42,985	2,242,527
Hillenbrand Industries, Inc.	29,477	1,762,725
Intuitive Surgical, Inc. * (a)	17,873	1,985,690
ResMed, Inc. * (a)	36,715	1,754,243
STERIS Corp.	31,392	813,053
Ventana Medical Systems, Inc. *	15,933	641,303

		18,810,096
Healthcare Services - 2.00%
Apria Healthcare Group, Inc. * (a)	20,764	661,333
Cerner Corp. * (a)	31,373	1,634,847
Covance, Inc. *	30,916	1,906,281
Health Net, Inc. *	56,511	3,021,643

The accompanying notes are an integral part of the financial statements. 229

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services (continued)
Lincare Holdings, Inc. *	44,918	$1,754,048
Omnicare, Inc. (a)	58,462	2,428,512

		11,406,664
Homebuilders - 0.87%
Beazer Homes USA, Inc. (a)	18,843	743,545
Hovnanian Enterprises, Inc., Class A * (a)	17,400	541,140
M.D.C. Holdings, Inc. (a)	16,901	862,965
Ryland Group, Inc. (a)	20,764	1,000,202
Toll Brothers, Inc. * (a)	60,865	1,817,429

		4,965,281
Hotels & Restaurants - 1.50%
Applebee's International, Inc.	35,753	913,847
Bob Evans Farms, Inc.	17,866	646,035
Boyd Gaming Corp.	20,297	951,320
Brinker International, Inc.	59,416	2,020,738
CBRL Group, Inc.	14,870	693,834
OSI Restaurant Partners, Inc.	35,757	1,430,280
Ruby Tuesday, Inc. (a)	28,493	834,845
The Cheesecake Factory, Inc. * (a)	37,676	1,028,178

		8,519,077
Household Products - 0.84%
Blyth, Inc.	12,080	247,640
Church & Dwight, Inc. (a)	31,404	1,505,822
Energizer Holdings, Inc. * (a)	27,533	2,365,635
Tupperware Brands Corp. (a)	28,995	678,773

		4,797,870
Industrial Machinery - 2.79%
AGCO Corp. * (a)	43,962	1,593,623
Cameron International Corp. *	53,625	3,040,001
Donaldson Company, Inc. (a)	33,820	1,212,785
Flowserve Corp. *	28,021	1,454,850
FMC Technologies, Inc. *	32,850	2,160,873
Graco, Inc.	32,372	1,311,390
Grant Prideco, Inc. *	61,835	2,684,257
Kennametal, Inc.	18,833	1,152,580
Lincoln Electric Holdings, Inc.	20,765	1,295,736

		15,906,095
Industrials - 0.84%
Crane Company	24,643	938,652
Fastenal Company (a)	60,391	2,129,991
Harsco Corp.	20,289	1,740,796

		4,809,439
Insurance - 4.82%
American Financial Group, Inc.	34,048	1,191,680
Arthur J. Gallagher & Company (a)	47,343	1,355,430
Brown & Brown, Inc. (a)	55,549	1,563,704
Everest Re Group, Ltd.	31,400	3,052,394
First American Corp.	46,851	2,209,025
Hanover Insurance Group, Inc.	24,637	1,157,200
HCC Insurance Holdings, Inc.	53,626	1,681,175

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Horace Mann Educators Corp.	20,773	$420,446
Mercury General Corp. (a)	17,381	926,407
Ohio Casualty Corp.	29,467	878,706
Old Republic International Corp.	111,118	2,480,154
PMI Group, Inc.	42,037	1,970,274
Protective Life Corp.	33,814	1,501,680
Radian Group, Inc.	39,120	2,247,444
Stancorp Financial Group, Inc.	26,076	1,256,863
Unitrin, Inc.	19,329	884,495
W.R. Berkley Corp.	81,632	2,661,203

		27,438,280
Internet Retail - 0.12%
NetFlix, Inc. * (a)	29,147	656,682

Internet Software - 0.95%
CheckFree Corp. *	42,984	1,629,953
F5 Networks, Inc. *	19,796	1,437,586
McAfee, Inc. *	77,283	2,327,764

		5,395,303
Leisure Time - 0.43%
Callaway Golf Company (a)	29,954	452,305
International Speedway Corp., Class A	17,386	924,935
Scientific Games Corp., Class A * (a)	32,364	1,058,303

		2,435,543
Life Sciences - 0.28%
Pharmaceutical Product Development, Inc.	49,761	1,581,902

Manufacturing - 1.84%
Carlisle Companies, Inc.	14,973	1,304,747
Lancaster Colony Corp.	11,585	490,625
Mine Safety Appliances Company (a)	14,494	589,181
Nordson Corp.	16,418	800,870
Pentair, Inc.	48,302	1,507,988
Roper Industries, Inc.	42,032	2,232,740
SPX Corp. (a)	27,543	1,925,256
Trinity Industries, Inc. (a)	38,641	1,617,126

		10,468,533
Medical-Hospitals - 1.55%
Community Health Systems, Inc. * (a)	45,895	1,709,589
Lifepoint Hospitals, Inc. *	27,543	1,008,074
Psychiatric Solutions, Inc. *	25,609	1,023,336
Triad Hospitals, Inc. *	42,512	2,085,213
Universal Health Services, Inc., Class B	26,092	1,509,683
VCA Antech, Inc. *	40,105	1,472,254

		8,808,149
Metal & Metal Products - 1.80%
Commercial Metals Company	57,008	1,570,000
Precision Castparts Corp.	65,692	5,976,001
Reliance Steel & Aluminum Company (a)	30,921	1,411,853
Timken Company	45,412	1,297,875

		10,255,729

The accompanying notes are an integral part of the financial statements. 230

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mobile Homes - 0.12%
Thor Industries, Inc. (a)	16,910	$707,514

Newspapers - 0.51%
Lee Enterprises, Inc.	22,219	707,897
Washington Post Company, Class B	2,891	2,214,506

		2,922,403
Office Furnishings & Supplies - 0.42%
Herman Miller, Inc.	31,398	1,207,881
HNI Corp. (a)	23,663	1,183,150

		2,391,031
Paper - 0.33%
Bowater, Inc. (a)	27,051	654,093
P.H. Glatfelter Company	21,734	368,826
Potlatch Corp. (a)	18,835	851,342

		1,874,261
Petroleum Services - 0.65%
Pride International, Inc. *	79,226	2,281,709
Tidewater, Inc. (a)	27,545	1,431,513

		3,713,222
Pharmaceuticals - 1.39%
Medicis Pharmaceutical Corp., Class A (a)	26,570	966,085
Par Pharmaceutical Companies, Inc. *	16,909	410,551
PDL BioPharma, Inc. * (a)	55,558	1,060,602
Sepracor, Inc. * (a)	53,129	2,792,460
Valeant Pharmaceuticals International (a)	44,926	805,523
Vertex Pharmaceuticals, Inc. * (a)	60,859	1,867,763

		7,902,984
Publishing - 0.63%
American Greetings Corp., Class A (a)	28,918	677,259
John Wiley & Sons, Inc., Class A	21,256	818,569
Media General, Inc., Class A (a)	11,595	475,859
Readers Digest Association, Inc., Class A	45,892	778,787
Scholastic Corp. *	12,555	436,788
Valassis Communications, Inc. *	23,184	385,782

		3,573,044
Railroads & Equipment - 0.20%
GATX Corp. (a)	24,643	1,137,521

Real Estate - 4.42%
AMB Property Corp., REIT	43,001	2,527,599
Developers Diversified Realty Corp., REIT	61,455	4,028,990
Highwoods Properties, Inc., REIT	27,054	1,195,246
Hospitality Properties Trust, REIT	41,799	1,925,680
Liberty Property Trust, REIT	43,486	2,228,657
Mack-California Realty Corp., REIT	30,523	1,577,428
New Plan Realty Trust, Inc., REIT (a)	49,763	1,661,586
Regency Centers Corp., REIT	33,331	2,857,800
The Macerich Company, REIT	34,778	3,255,221
United Dominion Realty Trust, Inc., REIT (a)	65,209	2,129,074
Weingarten Realty Investors, REIT (a)	36,238	1,791,607

		25,178,888

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Grocery - 0.09%
Ruddick Corp.	17,388	$492,602

Retail Trade - 7.23%
99 Cents Only Stores * (a)	22,697	338,866
Abercrombie & Fitch Company, Class A	42,516	3,323,476
Advance Auto Parts, Inc.	50,729	1,909,947
Aeropostale, Inc. *	25,594	937,764
American Eagle Outfitters, Inc.	97,091	3,014,676
AnnTaylor Stores Corp. *	34,778	1,234,271
Barnes & Noble, Inc.	24,641	1,008,803
BJ's Wholesale Club, Inc. *	30,924	998,227
Borders Group, Inc. (a)	28,510	609,544
CarMax, Inc. *	51,686	2,723,852
Charming Shoppes, Inc. *	59,425	741,030
Chico's FAS, Inc. * (a)	85,016	1,906,909
Claire's Stores, Inc.	44,928	1,443,986
Coldwater Creek, Inc. * (a)	29,457	542,009
Dick's Sporting Goods, Inc. * (a)	18,349	960,387
Dollar Tree Stores, Inc. *	49,749	1,696,938
Foot Locker, Inc.	75,352	1,711,997
GameStop Corp., Class A *	36,710	1,924,338
MSC Industrial Direct Company, Inc., Class A	26,092	1,125,609
Pacific Sunwear of California, Inc. *	33,342	600,156
Payless ShoeSource, Inc. *	31,883	985,185
PETsMART, Inc.	65,692	1,991,125
Regis Corp. (a)	21,739	914,777
Rent-A-Center, Inc. * (a)	33,817	957,697
Ross Stores, Inc.	67,626	2,216,104
Saks, Inc. * (a)	67,145	1,297,241
United Rentals, Inc. *	32,356	924,734
Urban Outfitters, Inc. * (a)	54,104	1,342,861
Williams-Sonoma, Inc. (a)	54,108	1,826,686

		41,209,195
Sanitary Services - 0.97%
Aqua America, Inc. (a)	63,768	1,453,273
Republic Services, Inc.	55,061	2,316,416
Stericycle, Inc. *	22,196	1,727,071

		5,496,760
Semiconductors - 3.97%
Atmel Corp. *	206,765	1,145,478
Cree, Inc. * (a)	37,200	654,720
Cypress Semiconductor Corp. * (a)	86,140	1,636,660
Fairchild Semiconductor International, Inc. *	59,411	1,111,580
Integrated Device Technology, Inc. *	96,126	1,559,164
International Rectifier Corp. *	34,785	1,492,972
Intersil Corp., Class A	66,666	1,763,316
Lam Research Corp. *	68,608	3,064,033
Lattice Semiconductor Corp. *	55,543	342,145
MEMC Electronic Materials, Inc. *	80,668	4,160,049
Micrel, Inc. *	27,539	321,105
Microchip Technology, Inc.	104,341	3,714,539
Semtech Corp. *	35,261	505,290

The accompanying notes are an integral part of the financial statements. 231

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Silicon Laboratories, Inc. *	26,561	$802,142
Triquint Semiconductor, Inc. * (a)	66,187	330,935

		22,604,128
Software - 0.83%
Activision, Inc. *	120,759	2,019,091
Advent Software, Inc. * (a)	9,660	349,692
Macrovision Corp. * (a)	24,642	607,918
Sybase, Inc. *	43,963	1,098,635
Transaction Systems Architects, Inc., Class A *	18,347	647,649

		4,722,985
Steel - 0.41%
Steel Dynamics, Inc.	43,961	1,659,088
Worthington Industries, Inc. (a)	35,261	702,399

		2,361,487
Telecommunications Equipment &
Services - 0.93%
ADTRAN, Inc. (a)	30,432	700,849
Andrew Corp. *	77,286	820,777
Commscope, Inc. *	28,976	1,114,707
Plantronics, Inc. (a)	23,180	474,263
Polycom, Inc. * (a)	42,989	1,371,349
Powerwave Technologies, Inc. * (a)	62,801	334,101
UTStarcom, Inc. * (a)	51,214	473,218

		5,289,264
Telephone - 0.65%
Cincinnati Bell, Inc. *	119,324	545,311
Harris Corp. (a)	64,735	3,177,194

		3,722,505
Tires & Rubber - 0.05%
Bandag, Inc. (a)	5,324	269,288

Tobacco - 0.12%
Universal Corp.	12,555	661,272

Transportation - 2.09%
Alexander & Baldwin, Inc. (a)	20,766	1,026,256
C.H. Robinson Worldwide, Inc.	84,059	4,283,647
Con-way, Inc.	22,706	1,114,864
Expeditors International of Washington, Inc.	102,899	4,615,020
Overseas Shipholding Group, Inc. (a)	14,485	877,501

		11,917,288
Trucking & Freight - 1.00%
J.B. Hunt Transport Services, Inc.	50,238	1,334,321
Oshkosh Truck Corp.	35,743	1,917,612
Swift Transportation, Inc. * (a)	26,085	803,157
Werner Enterprises, Inc. (a)	24,160	465,805
YRC Worldwide, Inc. * (a)	27,538	1,197,352

		5,718,247

TOTAL COMMON STOCKS (Cost $532,359,101)		$559,199,354

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 23.34%
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 05/29/2007	$5,000,000	$4,936,646
Federal National Mortgage
Association Discount Notes
zero coupon due 03/21/2007 to
03/30/2007	4,700,000	4,683,987
Societe Generale North America, Inc.
5.33% due 03/01/2007	110,000	110,000
State Street Navigator Securities Lending
Prime Portfolio (c)	121,997,699	121,997,699
U.S. Treasury Bills
zero coupon due 04/26/2007	1,250,000	1,233,529

TOTAL SHORT TERM INVESTMENTS
(Cost $132,961,864)		$132,961,861

Total Investments (Mid Cap Index Fund)
(Cost $665,320,965) - 121.51%		$692,161,215
Liabilities in Excess of Other Assets - (21.51)%		(122,520,259)

TOTAL NET ASSETS - 100.00%		$569,640,956

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.35%
Advertising - 1.20%
Focus Media Holding, Ltd., ADR *	52,800	$4,229,280

Aerospace - 0.51%
Teledyne Technologies, Inc. *	47,300	1,799,765

Agriculture - 1.72%
Agrium, Inc.	53,400	2,053,230
The Mosaic Company * (a)	157,500	4,006,800

		6,060,030
Air Travel - 0.78%
Gol Linhas Aereas Inteligentes S.A., ADR (a)	96,440	2,741,789

Apparel & Textiles - 0.99%
Under Armour, Inc., Class A * (a)	75,900	3,487,605

Auto Parts - 0.84%
LKQ Corp. * (a)	136,600	2,966,952

Biotechnology - 2.42%
Cephalon, Inc. * (a)	57,877	4,113,897
Charles River Laboratories International, Inc. * (a)	58,100	2,663,885
Millennium Pharmaceuticals, Inc. * (a)	162,283	1,752,656

		8,530,438
Building Materials & Construction - 1.17%
Foster Wheeler, Ltd. *	74,400	4,112,832

Business Services - 6.81%
Cadence Design Systems, Inc. * (a)	177,200	3,533,368
DST Systems, Inc. * (a)	46,600	3,281,572
Equifax, Inc. (a)	119,000	4,607,680

The accompanying notes are an integral part of the financial statements. 232

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Fluor Corp. (a)	42,200	$3,564,634
Manpower, Inc.	46,800	3,477,240
Resources Connection, Inc. * (a)	171,700	5,556,212

		24,020,706
Cable and Television - 0.93%
Gemstar-TV Guide International, Inc. *	807,500	3,270,375

Cellular Communications - 3.44%
American Tower Corp., Class A *	82,449	3,194,074
Leap Wireless International, Inc. *	67,400	4,554,218
Millicom International Cellular S.A. * (a)	19,500	1,402,050
NII Holdings, Inc. *	42,000	2,975,280

		12,125,622
Chemicals - 2.72%
Kingboard Chemical Holdings, Ltd.	827,100	3,462,331
Potash Corp. of Saskatchewan, Inc.	38,900	6,138,809

		9,601,140
Commercial Services - 0.46%
Live Nation, Inc. * (a)	69,800	1,615,172

Computers & Business Equipment - 3.26%
Juniper Networks, Inc. * (a)	158,400	2,995,344
Network Appliance, Inc. *	219,800	8,499,666

		11,495,010
Construction & Mining Equipment - 1.00%
Joy Global, Inc.	79,600	3,529,464
Containers & Glass - 2.22%
Ball Corp.	90,000	4,167,000
Owens-Illinois, Inc. *	154,400	3,668,544

		7,835,544
Crude Petroleum & Natural Gas - 2.77%
Chesapeake Energy Corp. (a)	122,928	3,748,075
EOG Resources, Inc.	62,400	4,226,976
Ultra Petroleum Corp. * (a)	35,100	1,783,431

		9,758,482
Drugs & Health Care - 2.66%
Mentor Corp. (a)	79,400	3,811,994
Shionogi & Company, Ltd.	231,247	4,476,757
Zymogenetics, Inc. * (a)	73,500	1,102,500

		9,391,251
Electrical Equipment - 1.03%
FLIR Systems, Inc. * (a)	104,800	3,642,848

Electronics - 2.68%
Garmin, Ltd. (a)	101,200	5,541,712
SiRF Technology Holdings, Inc. * (a)	136,700	3,908,253

		9,449,965
Energy - 1.73%
Covanta Holding Corp. * (a)	115,800	2,633,292
Suntech Power Holdings Company, Ltd., ADR *	95,600	3,465,500
(a)

		6,098,792

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services - 7.52%
Amvescap PLC	8,100	$193,347
E*TRADE Financial Corp. *	139,895	3,230,175
Interactive Data Corp. (a)	170,700	4,105,335
MoneyGram International, Inc. (a)	110,400	3,318,624
Nasdaq Stock Market, Inc. * (a)	112,916	3,379,576
National Financial Partners Corp. (a)	76,400	3,526,624
Nuveen Investments, Inc., Class A (a)	63,700	3,101,553
Waddell & Reed Financial, Inc., Class A (a)	74,900	1,826,062
Western Union Company	177,700	3,850,759

		26,532,055
Food & Beverages - 1.15%
Tyson Foods, Inc., Class A (a)	221,800	4,047,850

Healthcare Products - 6.45%
Beckman Coulter, Inc. (a)	26,900	1,725,904
Dade Behring Holdings, Inc. (a)	79,800	3,268,608
Hologic, Inc. * (a)	109,300	6,016,965
Kyphon, Inc. * (a)	100,900	4,551,599
St. Jude Medical, Inc. *	126,200	5,003,830
The Medicines Company * (a)	80,039	2,158,652

		22,725,558
Healthcare Services - 0.96%
IMS Health, Inc.	116,700	3,370,296

Household Products - 1.57%
Jarden Corp. * (a)	151,468	5,548,273

Industrial Machinery - 1.92%
Dover Corp.	65,700	3,139,803
Valmont Industries, Inc. (a)	64,000	3,630,080

		6,769,883
International Oil - 0.95%
Murphy Oil Corp.	64,400	3,337,208

Internet Service Provider - 0.61%
Baidu.com, Inc., ADR * (a)	20,200	2,155,340

Internet Software - 0.40%
Tencent Holdings, Ltd.	420,200	1,428,181

Leisure Time - 1.00%
DreamWorks Animation SKG, Class A *	131,939	3,537,285
Pinnacle Entertainment, Inc. *	100	3,234

		3,540,519
Life Sciences - 0.71%
Pharmaceutical Product Development, Inc. (a)	78,520	2,496,151

Metal & Metal Products - 1.07%
Cameco Corp.	102,252	3,779,234

Mining - 2.25%
Freeport-McMoRan Copper &
Gold, Inc., Class B (a)	74,300	4,265,563
Teck Cominco, Ltd., Class B	52,100	3,668,882

		7,934,445
Pharmaceuticals - 2.50%
Alkermes, Inc. * (a)	135,301	2,218,936

The accompanying notes are an integral part of the financial statements. 233

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Amylin Pharmaceuticals, Inc. * (a)	83,767	$3,259,374
Elan Corp. PLC, ADR * (a)	172,300	2,229,562
Medicis Pharmaceutical Corp., Class A (a)	30,000	1,090,800

		8,798,672
Retail Trade - 6.72%
Children's Place Retail Stores, Inc. *	40,200	2,189,292
Dollar Tree Stores, Inc. *	105,400	3,595,194
Fossil, Inc. * (a)	264,900	7,131,108
Kohl's Corp. *	90,700	6,257,393
Tiffany & Company	103,707	4,515,403

		23,688,390
Sanitary Services - 0.81%
Allied Waste Industries, Inc. *	205,600	2,635,792
Stericycle, Inc. * (a)	3,004	233,741

		2,869,533
Semiconductors - 1.91%
NVIDIA Corp. *	110,800	3,434,800
Silicon-On-Insulator Technologies *	118,953	3,304,998

		6,739,798
Software - 9.12%
Activision, Inc. * (a)	417,800	6,985,616
Adobe Systems, Inc. *	148,500	5,828,625
American Reprographics Company * (a)	99,100	3,281,201
Red Hat, Inc. * (a)	91,500	2,054,175
Transaction Systems Architects, Inc., Class A * (a)	128,300	4,528,990
VeriFone Holdings, Inc. * (a)	162,794	6,357,106
Verint Systems, Inc. *	99,500	3,122,310

		32,158,023
Telecommunications Equipment &
Services - 1.99%
Polycom, Inc. * (a)	28,300	902,770
Sonus Networks, Inc. * (a)	573,400	4,409,446
Tele Norte Leste Participacoes SA, ADR	130,700	1,695,179

		7,007,395
Toys, Amusements & Sporting Goods - 0.48%
Marvel Entertainment, Inc. * (a)	60,400	1,678,516

Transportation - 4.15%
Aircastle, Ltd. (a)	134,100	4,617,063
American Commercial Lines, Inc. * (a)	76,000	2,745,880
C.H. Robinson Worldwide, Inc. (a)	73,500	3,745,560
Kirby Corp. *	96,700	3,533,418

		14,641,921
Travel Services - 0.77%
Ctrip.com International, Ltd., ADR (a)	46,300	2,732,163

TOTAL COMMON STOCKS (Cost $296,887,501)		$339,742,466

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 26.24%
State Street Navigator Securities
Lending Prime Portfolio (c)	$92,508,435	$92,508,435

TOTAL SHORT TERM INVESTMENTS
(Cost $92,508,435)		$92,508,435

REPURCHASE AGREEMENTS - 1.36%
The Bank of New York Tri-Party
Repurchase Agreement dated
02/28/2007 at 5.33% to be
repurchased at $4,800,711 on
03/01/2007, collateralized by
$4,905,635 Federal Government
Loan Mortgage Corp., 5.50% due
12/01/2036 (valued at $4,896,000,
including interest)	$4,800,000	$4,800,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,800,000)		$4,800,000

Total Investments (Mid Cap Stock Fund)
(Cost $394,195,936) - 123.95%		$437,050,901
Liabilities in Excess of Other Assets - (23.95)%		(84,448,350)

TOTAL NET ASSETS - 100.00%		$352,602,551

Mid Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.34%
Advertising - 2.58%
Interpublic Group of Companies, Inc. * (a)	341,906	$4,304,597

Agriculture - 3.10%
Monsanto Company	32,796	1,728,021
The Mosaic Company * (a)	135,629	3,450,402

		5,178,423
Auto Parts - 1.69%
Genuine Parts Company	57,993	2,824,259

Broadcasting - 1.81%
Clear Channel Communications, Inc.	83,600	3,024,648

Business Services - 6.87%
Cadence Design Systems, Inc. *	163,529	3,260,768
R.H. Donnelley Corp. *	63,053	4,511,442
R.R. Donnelley & Sons Company	102,276	3,700,346

		11,472,556
Chemicals - 3.60%
Chemtura Corp.	189,031	2,170,076
Eastman Chemical Company	51,862	3,066,081
Potash Corp. of Saskatchewan, Inc.	4,939	779,424

		6,015,581
Containers & Glass - 3.01%
Ball Corp.	72,822	3,371,658

The accompanying notes are an integral part of the financial statements. 234

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Glass (continued)
Pactiv Corp. *	51,173	$1,647,771

		5,019,429
Crude Petroleum & Natural Gas - 2.16%
EOG Resources, Inc.	53,315	3,611,558

Domestic Oil - 0.24%
Range Resources Corp.	12,500	399,125

Electrical Equipment - 1.64%
Hubbell, Inc., Class B	56,637	2,735,567

Electrical Utilities - 6.29%
Ameren Corp.	55,042	2,874,844
CMS Energy Corp.	169,823	2,963,411
Northeast Utilities	112,821	3,278,578
Puget Energy, Inc.	56,157	1,385,393

		10,502,226
Food & Beverages - 2.13%
Coca-Cola Enterprises, Inc.	125,900	2,529,331
Smithfield Foods, Inc. * (a)	34,900	1,019,429

		3,548,760
Gas & Pipeline Utilities - 2.44%
NiSource, Inc.	142,251	3,384,151
Southwest Gas Corp.	18,445	684,679

		4,068,830
Healthcare Products - 1.11%
Bausch & Lomb, Inc.	35,345	1,847,130

Healthcare Services - 0.29%
HEALTHSOUTH Corp. * (a)	20,100	481,596

Hotels & Restaurants - 2.66%
Brinker International, Inc.	67,398	2,292,206
OSI Restaurant Partners, Inc.	53,800	2,152,000

		4,444,206
Household Products - 1.81%
Newell Rubbermaid, Inc. (a)	56,679	1,735,511
Tupperware Brands Corp. (a)	54,661	1,279,614

		3,015,125
Industrial Machinery - 2.03%
Cummins, Inc.	11,717	1,578,046
W.W. Grainger, Inc.	23,488	1,812,099

		3,390,145
Insurance - 8.43%
ACE, Ltd.	25,863	1,452,466
Aetna, Inc.	37,528	1,661,365
Conseco, Inc. *	99,763	1,990,272
Everest Re Group, Ltd.	8,570	833,090
Genworth Financial, Inc.	22,617	799,963
PartnerRe, Ltd.	42,015	2,919,202
SAFECO Corp.	24,000	1,601,280
XL Capital, Ltd., Class A (a)	39,686	2,817,706

		14,075,344

Mid Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software - 2.50%
McAfee, Inc. *	122,754	$3,697,350
Openwave Systems, Inc. * (a)	57,700	470,832

		4,168,182
Manufacturing - 1.40%
Snap-on, Inc.	46,734	2,341,373

Metal & Metal Products - 1.37%
Timken Company	79,844	2,281,942

Office Furnishings & Supplies - 2.08%
OfficeMax, Inc.	66,945	3,474,446

Paper - 2.72%
Bowater, Inc. (a)	87,065	2,105,232
MeadWestvaco Corp.	80,079	2,438,405

		4,543,637
Petroleum Services - 3.65%
GlobalSantaFe Corp.	54,866	3,161,927
Halliburton Company	94,886	2,930,080

		6,092,007
Pharmaceuticals - 4.71%
King Pharmaceuticals, Inc. *	220,629	4,114,731
Mylan Laboratories, Inc. (a)	176,888	3,744,719

		7,859,450
Publishing - 0.60%
American Greetings Corp., Class A (a)	42,374	992,399

Real Estate - 1.08%
Host Hotels & Resorts, Inc., REIT	68,722	1,806,014

Retail Grocery - 2.60%
Safeway, Inc.	63,873	2,208,090
The Kroger Company	82,800	2,125,476

		4,333,566
Retail Trade - 2.21%
Federated Department Stores, Inc.	36,866	1,646,435
Foot Locker, Inc.	90,026	2,045,391

		3,691,826
Sanitary Services - 1.10%
Allied Waste Industries, Inc. *	143,400	1,838,388

Software - 1.32%
Sybase, Inc. *	88,256	2,205,517

Telecommunications Equipment &
Services - 8.74%
ADC Telecommunications, Inc. *	146,749	2,409,619
Avaya, Inc. *	252,344	3,098,784
Embarq Corp.	61,000	3,376,350
JDS Uniphase Corp. * (a)	150,975	2,447,305
Level 3 Communications, Inc. * (a)	96,300	632,691
Tellabs, Inc. *	249,911	2,619,067

		14,583,816
Telephone - 4.06%
CenturyTel, Inc.	38,553	1,725,247

The accompanying notes are an integral part of the financial statements. 235

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telephone (continued)
Qwest Communications International, Inc. * (a)	569,000	$5,052,720

		6,777,967
Travel Services - 2.31%
Sabre Holdings Corp.	119,031	3,848,272

TOTAL COMMON STOCKS (Cost $133,777,257)		$160,797,907

SHORT TERM INVESTMENTS - 12.82%
State Street Navigator Securities
Lending Prime Portfolio (c)	$21,395,785	$21,395,785

TOTAL SHORT TERM INVESTMENTS
(Cost $21,395,785)		$21,395,785

REPURCHASE AGREEMENTS - 4.60%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$7,683,982 on 03/01/2007,
collateralized by $7,215,000
Federal Home Loan Bank, 5.75%
due 06/12/2026 (valued at
$7,837,294, including interest) (c)	$7,683,000	$7,683,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,683,000)		$7,683,000

Total Investments (Mid Cap Value Fund)
(Cost $162,856,042) - 113.76%		$189,876,692
Liabilities in Excess of Other Assets - (13.76)%		(22,972,577)

TOTAL NET ASSETS - 100.00%		$166,904,115

Mid Cap Value Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.17%
Advertising - 0.68%
Interpublic Group of Companies, Inc. * (a)	64,440	$811,300

Aerospace - 0.49%
Goodrich Corp.	12,025	589,826

Agriculture - 0.76%
The Mosaic Company * (a)	35,801	910,777

Air Travel - 1.40%
AMR Corp. * (a)	16,154	550,690
Continental Airlines, Inc., Class B * (a)	14,195	562,122
UAL Corp. * (a)	973	38,910
US Airways Group, Inc. * (a)	9,895	517,410

		1,669,132
Apparel & Textiles - 2.13%
Liz Claiborne, Inc.	20,030	901,350
Mohawk Industries, Inc. * (a)	4,460	390,339

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Apparel & Textiles (continued)
VF Corp.	15,764	$1,258,125

		2,549,814
Auto Parts - 0.81%
Genuine Parts Company	6,211	302,476
Johnson Controls, Inc.	5,313	498,359
Magna International, Inc., Class A	2,240	164,864

		965,699
Automobiles - 1.91%
Ford Motor Company (a)	243,902	1,931,704
General Motors Corp.	10,778	344,034

		2,275,738
Banking - 1.76%
Comerica, Inc.	13,763	831,147
Huntington BancShares, Inc.	16,094	372,576
Regions Financial Corp.	25,096	898,939

		2,102,662
Building Materials & Construction - 2.28%
American Standard Companies, Inc. (a)	40,547	2,148,586
Chicago Bridge & Iron Company N.V.	19,158	569,567

		2,718,153
Business Services - 5.13%
Computer Sciences Corp. * (a)	18,746	992,226
Deluxe Corp.	15,306	472,496
Dun & Bradstreet Corp. *	4,294	379,074
Electronic Data Systems Corp.	52,755	1,478,195
Fluor Corp.	9,479	800,691
Pitney Bowes, Inc.	7,285	347,567
R.H. Donnelley Corp. * (a)	23,132	1,655,095

		6,125,344
Chemicals - 2.65%
Eastman Chemical Company	18,466	1,091,710
Imperial Chemical Industries PLC, ADR	12,144	439,127
Lubrizol Corp.	11,358	590,616
PPG Industries, Inc.	15,787	1,045,889

		3,167,342
Construction & Mining Equipment - 0.44%
National Oilwell, Inc. *	7,603	529,473

Construction Materials - 0.53%
USG Corp. * (a)	11,628	630,121

Crude Petroleum & Natural Gas - 1.90%
Newfield Exploration Company *	19,176	828,787
Pioneer Natural Resources Company	24,065	925,299
Sunoco, Inc.	7,925	511,321

		2,265,407
Electrical Equipment - 0.70%
Cooper Industries, Ltd., Class A	9,086	833,550

Electrical Utilities - 7.29%
American Electric Power Company, Inc.	18,612	834,934
Consolidated Edison, Inc. (a)	18,009	874,877

The accompanying notes are an integral part of the financial statements. 236

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
Constellation Energy Group, Inc.	6,028	$474,223
DPL, Inc. (a)	24,649	743,660
DTE Energy Company (a)	19,218	889,793
Edison International	29,995	1,407,366
Mirant Corp. *	15,837	590,087
Pinnacle West Capital Corp.	37,070	1,757,859
PPL Corp.	29,977	1,139,726

		8,712,525
Electronics - 0.32%
Solectron Corp. *	118,302	380,932

Energy - 4.41%
Energy East Corp. (a)	43,514	1,075,231
McDermott International, Inc. *	37,144	1,790,341
Sempra Energy	21,657	1,300,503
Southwestern Energy Company *	28,235	1,101,165

		5,267,240
Financial Services - 0.28%
Amvescap PLC	28,511	336,097

Food & Beverages - 1.28%
Del Monte Foods Company	44,292	509,358
Tyson Foods, Inc., Class A (a)	55,746	1,017,364

		1,526,722
Forest Products - 0.86%
Rayonier, Inc. (a)	22,888	1,022,178

Gas & Pipeline Utilities - 3.44%
El Paso Corp. (a)	70,001	1,006,614
Enbridge, Inc.	35,866	1,139,463
NiSource, Inc.	68,737	1,635,253
Questar Corp.	3,836	322,761

		4,104,091
Healthcare Services - 2.53%
Health Net, Inc. *	27,560	1,473,633
Humana, Inc. *	10,489	627,662
McKesson Corp.	5,254	292,963
Omnicare, Inc. (a)	15,129	628,459

		3,022,717
Holdings Companies/Conglomerates - 1.78%
Loews Corp.	36,993	1,606,976
Textron, Inc.	5,605	517,285

		2,124,261
Hotels & Restaurants - 0.77%
Hilton Hotels Corp.	25,930	915,329

Household Appliances - 0.76%
Whirlpool Corp. (a)	10,350	912,974

Industrial Machinery - 4.11%
AGCO Corp. *	47,555	1,723,869
Cameron International Corp. *	16,505	935,668
Ingersoll-Rand Company, Class A	30,184	1,307,269
Terex Corp. *	5,150	339,076

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery (continued)
The Manitowoc Company, Inc.	10,196	$598,505

		4,904,387
Insurance - 15.17%
ACE, Ltd.	39,945	2,243,311
Ambac Financial Group, Inc.	4,792	419,971
Aon Corp. (a)	67,000	2,522,550
Axis Capital Holdings, Ltd.	32,955	1,114,209
Everest Re Group, Ltd.	30,919	3,005,636
Lincoln National Corp.	19,999	1,362,932
MBIA, Inc.	5,000	332,350
PartnerRe, Ltd. (a)	29,144	2,024,925
Torchmark Corp.	12,498	798,872
Willis Group Holdings, Ltd.	19,532	775,420
XL Capital, Ltd., Class A	49,540	3,517,340

		18,117,516
International Oil - 1.41%
Hess Corp.	11,441	606,945
Nabors Industries, Ltd. *	8,275	247,919
Weatherford International, Ltd. *	20,554	825,243

		1,680,107
Internet Software - 0.57%
McAfee, Inc. *	22,531	678,634

Leisure Time - 2.48%
National Cinemedia, Inc. *	17,957	470,833
Regal Entertainment Group, Class A (a)	49,944	1,067,303
Royal Caribbean Cruises, Ltd. (a)	35,147	1,424,508

		2,962,644
Manufacturing - 2.99%
Eaton Corp.	16,163	1,309,365
Reddy Ice Holdings, Inc. (a)	14,970	403,890
Rockwell Automation, Inc.	13,476	836,725
Stanley Works (a)	18,409	1,022,988

		3,572,968
Medical-Hospitals - 0.65%
Health Management Associates, Inc., Class A	39,085	780,137

Mining - 1.05%
Freeport-McMoRan Copper &
Gold, Inc., Class B (a)	9,766	560,666
Phelps Dodge Corp.	5,504	687,505

		1,248,171
Paper - 0.42%
MeadWestvaco Corp.	16,567	504,465

Petroleum Services - 1.91%
BJ Services Company	19,210	514,636
ENSCO International, Inc.	5,152	258,167
GlobalSantaFe Corp.	21,691	1,250,052
Smith International, Inc. (a)	6,273	257,193

		2,280,048
The accompanying notes are an integral part of the financial statements. 237

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 2.28%
AmerisourceBergen Corp.	13,916	$732,956
Hospira, Inc. *	9,770	373,898
King Pharmaceuticals, Inc. *	23,360	435,664
Mylan Laboratories, Inc.	44,155	934,761
Watson Pharmaceuticals, Inc. * (a)	9,332	245,991

		2,723,270
Photography - 0.65%
Eastman Kodak Company (a)	32,755	782,189

Railroads & Equipment - 1.41%
CSX Corp.	36,162	1,362,222
Kansas City Southern * (a)	10,116	324,117

		1,686,339
Real Estate - 2.73%
Boston Properties, Inc., REIT	3,264	392,006
Crescent Real Estate Equities Company, REIT (a)	24,964	496,534
Equity Residential, REIT	22,092	1,122,053
Simon Property Group, Inc., REIT	5,785	652,201
The St. Joe Company, REIT (a)	10,776	599,577

		3,262,371
Retail Trade - 2.50%
Family Dollar Stores, Inc.	37,023	1,072,556
Federated Department Stores, Inc.	13,847	618,407
RadioShack Corp. (a)	25,646	640,381
Ritchie Brothers Auctioneers, Inc.	11,326	650,226

		2,981,570
Sanitary Services - 0.11%
Insituform Technologies, Inc., Class A * (a)	5,325	134,935

Semiconductors - 2.49%
Intersil Corp., Class A	37,705	997,297
Microchip Technology, Inc.	18,539	659,988
National Semiconductor Corp.	51,183	1,311,309

		2,968,594
Software - 0.79%
BMC Software, Inc. *	30,542	942,526

Steel - 0.36%
Nucor Corp.	7,003	426,273

Telecommunications Equipment &
Services - 1.00%
Embarq Corp.	4,406	243,872
Tellabs, Inc. *	90,708	950,620

		1,194,492
Telephone - 2.66%
CenturyTel, Inc.	29,392	1,315,292
Qwest Communications International, Inc. * (a)	94,928	842,961
Windstream Corp. *	68,042	1,024,032

		3,182,285
Tobacco - 2.76%
Loews Corp. - Carolina Group	35,344	2,545,829

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Reynolds American, Inc. (a)	12,304	$751,159

		3,296,988
Toys, Amusements & Sporting Goods - 0.38%
Hasbro, Inc.	16,184	457,845

TOTAL COMMON STOCKS (Cost $108,446,466)		$117,238,158

CONVERTIBLE BONDS - 0.41%
Telephone - 0.41%
Qwest Communications International, Inc.
3.50% due 11/15/2025	$302,000	493,015

TOTAL CONVERTIBLE BONDS (Cost $408,455)		$493,015

SHORT TERM INVESTMENTS - 23.18%
Ebury Finance Ltd
5.34% due 03/01/2007	$900,000	$900,000
State Street Navigator Securities Lending
Prime Portfolio (c)	26,784,941	26,784,941

TOTAL SHORT TERM INVESTMENTS
(Cost $27,684,941)		$27,684,941

Total Investments (Mid Cap Value Equity Fund)
(Cost $136,539,862) - 121.76%		$145,416,114
Liabilities in Excess of Other Assets - (21.76)%		(25,986,206)

TOTAL NET ASSETS - 100.00%		$119,429,908

Natural Resources Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.61%
Aluminum - 2.03%
Alcoa, Inc.	559,025	$18,677,025

Coal - 3.45%
CONSOL Energy, Inc.	486,986	17,370,791
Peabody Energy Corp.	354,900	14,337,960

		31,708,751
Crude Petroleum & Natural Gas - 12.46%
Devon Energy Corp.	127,800	8,397,738
EOG Resources, Inc.	540,469	36,611,370
Newfield Exploration Company *	328,752	14,208,661
Noble Energy, Inc.	191,764	11,039,854
Rosneft Oil Company, GDR *	1,398,119	11,786,143
Ultra Petroleum Corp. * (a)	139,200	7,072,752
XTO Energy, Inc.	490,286	25,328,175

		114,444,693
Domestic Oil - 4.42%
Suncor Energy, Inc.	329,307	23,341,215
Western Oil Sands, Inc. *	632,011	17,256,549

		40,597,764

The accompanying notes are an integral part of the financial statements. 238

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Natural Resources Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas & Pipeline Utilities - 0.85%
Equitable Resources, Inc. (a)	183,660	$7,836,772

Gold - 2.17%
Barrick Gold Corp.	306,856	9,178,063
Gold Fields, Ltd.	622,406	10,730,960

		19,909,023
International Oil - 29.14%
BP PLC, ADR	495,527	30,544,284
Canadian Natural Resources, Ltd.	884,233	44,379,784
ConocoPhillips	266,528	17,436,262
EnCana Corp.	897,954	43,625,762
Exxon Mobil Corp.	561,805	40,270,182
Lukoil Oil Company, ADR	229,927	18,233,211
Petroleo Brasileiro SA, ADR	191,749	17,334,110
Royal Dutch Shell PLC, ADR, Class B shares	137,049	8,915,037
Royal Dutch Shell PLC, ADR	178,169	11,582,767
Talisman Energy, Inc.	2,048,798	35,315,349

		267,636,748
Metal & Metal Products - 14.35%
Alumina, Ltd.	2,450,038	13,032,261
Cameco Corp.	964,022	35,630,253
Companhia Vale Do Rio Doce, SADR	1,633,852	48,280,327
Companhia Vale do Rio Doce, SADR	347,678	11,862,773
Vedanta Resources PLC	943,424	23,001,450

		131,807,064
Mining - 11.44%
Aluminum Corp. China, Ltd., ADR (a)	529,288	12,560,004
Anglo American PLC	207,341	9,825,605
Anglo Platinum, Ltd.	185,899	26,418,495
Freeport-McMoRan Copper &
Gold, Inc., Class B (a)	240,730	13,820,310
Newmont Mining Corp.	340,100	15,328,307
Xstrata PLC	577,171	27,113,600

		105,066,321
Paper - 1.95%
Bowater, Inc. (a)	386,000	9,333,480
Smurfit-Stone Container Corp. * (a)	693,800	8,561,492

		17,894,972
Petroleum Services - 12.86%
Baker Hughes, Inc.	212,300	13,822,853
GlobalSantaFe Corp.	194,523	11,210,360
Halliburton Company	462,102	14,269,710
Petro-Canada	283,031	10,461,130
Total SA, ADR	447,562	30,129,874
Valero Energy Corp.	663,966	38,277,640

		118,171,567
Steel - 2.49%
Arcelor Mittal, Class A (a)	450,025	22,888,271

TOTAL COMMON STOCKS (Cost $775,087,829)		$896,638,971

Natural Resources Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.25%
Mining - 0.25%
Anglo American Platinum Corp., Ltd.- ZAR *	47,700	$2,303,458

TOTAL PREFERRED STOCKS (Cost $1,403,508)		$2,303,458

SHORT TERM INVESTMENTS - 6.24%
State Street Navigator Securities
Lending Prime Portfolio (c)	$57,316,352	$57,316,352

TOTAL SHORT TERM INVESTMENTS
(Cost $57,316,352)		$57,316,352

REPURCHASE AGREEMENTS - 4.15%
The Bank of New York Tri-Party
Repurchase Agreement dated
02/28/2007 at 5.33% to be
repurchased at $38,105,641 on
3/1/2007, collateralized by
$38,938,476 Federal Home Loan
Mortgage Corp., 5.5% due
12/01/2036 (valued at
$38,862,001, including interest)	$38,100,000	$38,100,000

TOTAL REPURCHASE AGREEMENTS
(Cost $38,100,000)		$38,100,000

Total Investments (Natural Resources Fund)
(Cost $871,907,689) - 108.25%		$994,358,781
Liabilities in Excess of Other Assets - (8.25)%		(75,772,394)

TOTAL NET ASSETS - 100.00%		$918,586,387

Quantitative All Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.98%
Aluminum - 1.13%
Alcan Aluminum, Ltd.	357	$18,557
Century Aluminum Company *	983	44,756

		63,313
Apparel & Textiles - 4.35%
Coach, Inc. *	2,805	132,396
Guess?, Inc.	925	75,369
Phillips-Van Heusen Corp.	329	18,043
Wolverine World Wide, Inc.	675	18,731

		244,539
Automobiles - 3.24%
General Motors Corp.	4,788	152,833
Rush Enterprises, Inc., Class A *	1,585	29,433

		182,266
Banking - 4.83%
Bank of America Corp.	3,554	180,792
BankUnited Financial Corp., Class A	755	18,437
Corus Bankshares, Inc.	1,220	22,643

The accompanying notes are an integral part of the financial statements. 239

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Quantitative All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
FirstFed Financial Corp. *	869	$49,707

		271,579
Broadcasting - 0.26%
Univision Communications, Inc., Class A *	399	14,364

Building Materials & Construction - 0.71%
Foster Wheeler, Ltd. *	394	21,780
Interline Brands, Inc. *	857	18,134

		39,914
Business Services - 3.53%
Alliance Data Systems Corp. *	919	54,910
Cadence Design Systems, Inc. *	3,016	60,139
Computer Sciences Corp. *	797	42,185
Healthcare Services Group, Inc.	896	25,124
Kforce, Inc. *	1,195	16,252

		198,610
Cellular Communications - 0.32%
Mobile Telesystems, SADR	354	18,160

Chemicals - 0.32%
Georgia Gulf Corp.	942	18,068

Computers & Business Equipment - 4.37%
Brocade Communications Systems, Inc. *	3,043	27,418
Cisco Systems, Inc. *	6,565	170,296
Logitech International SA *	1,000	26,150
Simpletech, Inc. *	2,520	21,722

		245,586
Construction & Mining Equipment - 0.25%
Joy Global, Inc.	316	14,011
Cosmetics & Toiletries - 1.72%
Colgate-Palmolive Company	1,432	96,460
Crude Petroleum & Natural Gas - 2.47%
Patterson-UTI Energy, Inc.	3,485	77,681
Unit Corp. *	396	19,384
Vaalco Energy, Inc. *	3,042	19,560
W&T Offshore, Inc.	730	21,914

		138,539
Electrical Equipment - 2.56%
CPFL Energia SA, ADR	1,223	49,397
Emerson Electric Company	2,189	94,324

		143,721
Electronics - 1.64%
Dolby Laboratories, Inc., Class A *	2,201	70,432
Thomas & Betts Corp. *	430	21,853

		92,285
Energy - 4.43%
Energen Corp.	649	31,464
Horizon Offshore, Inc. *	1,269	21,040
McDermott International, Inc. *	382	18,412
MDU Resources Group, Inc.	1,756	46,411

Quantitative All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
TXU Corp.	1,986	$131,374

		248,701
Financial Services - 10.09%
Bear Stearns Companies, Inc.	1,012	154,067
Capital One Financial Corp.	1,289	99,356
Countrywide Financial Corp.	897	34,337
E*TRADE Financial Corp. *	889	20,527
Goldman Sachs Group, Inc.	249	50,198
IndyMac Bancorp, Inc.	2,214	76,007
Lehman Brothers Holdings, Inc.	1,631	119,552
Nymex Holdings, Inc. *	100	12,840

		566,884
Food & Beverages - 2.73%
PepsiCo, Inc.	2,009	126,868
Spartan Stores, Inc.	1,121	26,445

		153,313
Gas & Pipeline Utilities - 0.48%
UGI Corp.	1,034	26,998

Healthcare Products - 4.12%
Johnson & Johnson	2,774	174,941
Varian Medical Systems, Inc. *	1,233	56,656

		231,597
Healthcare Services - 4.29%
Caremark Rx, Inc.	1,847	113,757
UnitedHealth Group, Inc.	2,435	127,107

		240,864
Holdings Companies/Conglomerates - 1.12%
General Electric Company	1,219	42,568
Pearson PLC SADR	1,316	20,424

		62,992
Hotels & Restaurants - 2.74%
McDonald's Corp.	3,526	154,157

Industrial Machinery - 2.59%
Caterpillar, Inc.	230	14,817
Cummins, Inc.	579	77,980
Gardner Denver, Inc. *	866	29,331
Terex Corp. *	354	23,307

		145,435
Insurance - 6.18%
Aspen Insurance Holdings, Ltd.	2,239	59,334
IPC Holdings, Ltd.	2,203	64,019
Radian Group, Inc.	1,650	94,792
RenaissanceRe Holdings, Ltd.	1,263	64,767
Safety Insurance Group, Inc.	748	31,768
Zenith National Insurance Corp.	681	32,790

		347,470
International Oil - 3.12%
Anadarko Petroleum Corp.	1,746	70,241
Callon Petroleum Company *	1,610	21,445

The accompanying notes are an integral part of the financial statements. 240

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Quantitative All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
International Oil (continued)
ConocoPhillips	309	$20,215
Exxon Mobil Corp.	882	63,222

		175,123
Internet Service Provider - 0.44%
United Online, Inc.	1,879	24,709

Internet Software - 1.27%
Akamai Technologies, Inc. *	1,065	54,922
TIBCO Software, Inc. *	1,800	16,290

		71,212
Leisure Time - 0.28%
Bluegreen Corp. *	1,310	15,956

Manufacturing - 0.74%
Ceradyne, Inc. *	803	41,435

Metal & Metal Products - 1.38%
Ladish Company, Inc. *	501	20,942
Northern Orion Resources, Inc., *	4,330	17,969
Southern Copper Corp.	548	38,579

		77,490
Mining - 0.32%
Phelps Dodge Corp.	146	18,237

Petroleum Services - 1.16%
Bronco Drilling Company, Inc. *	1,380	20,728
Pioneer Drilling Company *	1,462	17,632
Valero Energy Corp.	467	26,922

		65,282
Pharmaceuticals - 2.50%
Abbott Laboratories	293	16,004
Eli Lilly & Company	300	15,792
Herbalife, Ltd. *	902	33,960
Pfizer, Inc.	2,993	74,705

		140,461
Publishing - 0.32%
McGraw-Hill Companies, Inc.	283	18,285

Railroads & Equipment - 1.95%
Burlington Northern Santa Fe Corp.	524	41,495
Canadian National Railway Company	1,552	67,838

		109,333
Real Estate - 2.05%
First Industrial Realty Trust, Inc., REIT	1,294	60,106
Hospitality Properties Trust, REIT	482	22,206
Impac Mortgage Holdings, Inc., REIT	5,000	32,900

		115,212
Retail Trade - 2.58%
CVS Corp.	1,809	56,821
Dollar Tree Stores, Inc. *	621	21,182
J. Crew Group, Inc. *	495	17,840
Staples, Inc.	1,883	48,995

		144,838

Quantitative All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 4.28%
Adobe Systems, Inc. *	1,172	$46,001
Blackbaud, Inc.	646	14,781
Faro Technologies, Inc. *	1,016	27,422
Microsoft Corp.	989	27,860
Nuance Communications, Inc. *	2,192	30,885
VeriFone Holdings, Inc. *	2,389	93,290

		240,239
Steel - 0.48%
POSCO, SADR	289	26,790

Telecommunications Equipment &
Services - 1.45%
NICE Systems, Ltd. SADR *	1,065	36,455
Polycom, Inc. *	1,408	44,915

		81,370
Telephone - 3.15%
AT&T, Inc.	4,375	161,000
CenturyTel, Inc.	353	15,797

		176,797
Tobacco - 1.04%
Altria Group, Inc.	692	58,322

TOTAL COMMON STOCKS (Cost $5,149,667)		$5,560,917

Total Investments (Quantitative All Cap Fund)
(Cost $5,149,667) - 98.98%		$5,560,917
Other Assets in Excess of Liabilities - 1.02%		57,130

TOTAL NET ASSETS - 100.00%		$5,618,047

Quantitative Mid Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.22%
Advertising - 0.76%
ValueClick, Inc. * (a)	55,300	$1,465,450

Aerospace - 0.51%
Moog, Inc., Class A *	25,950	988,955

Apparel & Textiles - 3.44%
Guess?, Inc.	27,750	2,261,070
Polo Ralph Lauren Corp., Class A	50,100	4,357,698

		6,618,768
Auto Parts - 1.45%
Autoliv, Inc.	20,900	1,192,345
Genuine Parts Company	32,800	1,597,360

		2,789,705
Automobiles - 0.93%
United Auto Group, Inc. (a)	81,300	1,785,348

Banking - 2.93%
Bank of Hawaii Corp. (a)	43,300	2,239,476

The accompanying notes are an integral part of the financial statements. 241

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Quantitative Mid Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Commerce Bancorp, Inc. (a)	40,300	$1,346,826
Huntington BancShares, Inc. (a)	39,750	920,212
Sky Financial Group, Inc.	40,300	1,132,833

		5,639,347
Biotechnology - 1.26%
Applera Corp. (a)	78,700	2,430,256

Building Materials & Construction - 1.41%
Lennox International, Inc.	78,896	2,707,711

Business Services - 5.91%
Alliance Data Systems Corp. *	42,600	2,545,350
Cadence Design Systems, Inc. *	203,000	4,047,820
Manpower, Inc.	32,000	2,377,600
URS Corp. *	57,300	2,381,961

		11,352,731
Chemicals - 1.41%
Airgas, Inc.	65,761	2,713,956

Commercial Services - 1.06%
CB Richard Ellis Group, Inc. *	60,900	2,029,188

Computers & Business Equipment - 4.37%
Brocade Communications Systems, Inc. *	228,800	2,061,488
Cognizant Technology Solutions
Corp. , Class A *	36,779	3,317,466
Logitech International SA * (a)	115,461	3,019,305

		8,398,259
Containers & Glass - 2.19%
Pactiv Corp. *	130,761	4,210,504

Crude Petroleum & Natural Gas - 1.85%
XTO Energy, Inc.	68,874	3,558,031

Drugs & Health Care - 2.40%
Mentor Corp.	96,100	4,613,761

Electrical Equipment - 1.44%
AMETEK, Inc.	80,713	2,760,385

Electrical Utilities - 5.95%
Alliant Energy Corp.	46,150	1,929,993
Ameren Corp.	51,600	2,695,068
IDACORP, Inc. (a)	122,550	4,269,642
Xcel Energy, Inc. (a)	107,500	2,540,225

		11,434,928
Electronics - 4.41%
Amphenol Corp., Class A (a)	32,971	2,127,948
Dolby Laboratories, Inc., Class A *	97,400	3,116,800
Thomas & Betts Corp. *	63,450	3,224,529

		8,469,277
Energy - 0.62%
NRG Energy, Inc. * (a)	17,940	1,188,346

Financial Services - 3.06%
AllianceBernstein Holding LP *	15,909	1,364,992
CapitalSource, Inc.	88,900	2,292,731

Quantitative Mid Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Fortress Investment Group LLC (a)	34,250	$1,034,350
IndyMac Bancorp, Inc. (a)	34,900	1,198,117

		5,890,190
Food & Beverages - 3.78%
Constellation Brands, Inc., Class A *	143,086	3,356,798
Corn Products International, Inc.	76,850	2,456,894
Flowers Foods, Inc.	49,600	1,457,744

		7,271,436
Gas & Pipeline Utilities - 1.44%
ONEOK, Inc.	66,500	2,770,390

Healthcare Products - 0.37%
The Medicines Company *	26,200	706,614

Healthcare Services - 2.29%
Laboratory Corp. of America Holdings * (a)	34,300	2,735,425
WellCare Health Plans, Inc. *	20,400	1,675,044

		4,410,469
Homebuilders - 0.46%
Toll Brothers, Inc. * (a)	29,500	880,870

Hotels & Restaurants - 2.42%
Choice Hotels International, Inc.	40,500	1,518,345
Darden Restaurants, Inc.	76,400	3,129,344

		4,647,689
Industrial Machinery - 1.69%
CNH Global NV	45,800	1,720,706
Gardner Denver, Inc. *	45,000	1,524,150

		3,244,856
Insurance - 5.82%
American Financial Group, Inc. (a)	55,250	1,933,750
Arch Capital Group, Ltd. *	13,349	860,877
Aspen Insurance Holdings, Ltd.	101,200	2,681,800
Axis Capital Holdings, Ltd.	76,000	2,569,560
RenaissanceRe Holdings, Ltd.	61,100	3,133,208

		11,179,195
Internet Software - 1.33%
Akamai Technologies, Inc. * (a)	28,200	1,454,274
CheckFree Corp. *	29,150	1,105,368

		2,559,642
Life Sciences - 1.20%
Waters Corp. *	42,400	2,300,624

Mutual Funds - 1.48%
Midcap SPDR Trust, Series 1 (a)	18,600	2,848,590

Office Furnishings & Supplies - 1.86%
IKON Office Solutions, Inc.	255,000	3,564,900

Petroleum Services - 4.14%
ENSCO International, Inc.	36,400	1,824,004
SEACOR Holdings, Inc. * (a)	14,500	1,403,600
Tesoro Petroleum Corp. (a)	38,800	3,536,232

The accompanying notes are an integral part of the financial statements. 242

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Quantitative Mid Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services (continued)
Tidewater, Inc. (a)	22,900	$1,190,113

		7,953,949
Pharmaceuticals - 2.60%
Celgene Corp. *	38,178	2,034,887
Medicis Pharmaceutical Corp., Class A (a)	19,600	712,656
Shire Pharmaceuticals Group PLC, ADR (a)	35,000	2,256,450

		5,003,993
Publishing - 0.66%
McClatchy Company, Class A	33,800	1,264,796

Railroads & Equipment - 0.73%
Canadian Pacific Railway, Ltd.	26,400	1,410,024

Real Estate - 6.60%
Annaly Capital Management, Inc., REIT	359,600	5,041,592
Health Care Property Investors, Inc., REIT	49,222	1,809,893
HRPT Properties Trust, REIT	142,400	1,839,808
iStar Financial, Inc., REIT	83,300	3,985,905

		12,677,198
Retail Trade - 3.54%
American Eagle Outfitters, Inc.	86,600	2,688,930
CarMax, Inc. *	52,300	2,756,210
Dick's Sporting Goods, Inc. * (a)	26,115	1,366,859

		6,811,999
Sanitary Services - 2.21%
Republic Services, Inc.	101,100	4,253,277

Semiconductors - 1.29%
MEMC Electronic Materials, Inc. *	48,150	2,483,096

Software - 1.50%
VeriFone Holdings, Inc. * (a)	73,600	2,874,080

Telecommunications Equipment &
Services - 1.73%
Amdocs, Ltd. *	47,800	1,654,358
Polycom, Inc. *	52,300	1,668,370

		3,322,728
Toys, Amusements & Sporting Goods - 1.72%
Hasbro, Inc. (a)	52,650	1,489,468
Marvel Entertainment, Inc. * (a)	65,500	1,820,245

		3,309,713

TOTAL COMMON STOCKS (Cost $173,572,805)		$188,795,224

SHORT TERM INVESTMENTS - 19.86%
Societe Generale North America, Inc.
5.33% due 03/01/2007	$4,300,000	$4,300,000
State Street Navigator Securities Lending
Prime Portfolio (c)	33,876,766	33,876,766

TOTAL SHORT TERM INVESTMENTS
(Cost $38,176,766)		$38,176,766

Total Investments (Quantitative Mid Cap Fund)
(Cost $211,749,571) - 118.08%		$226,971,990
Liabilities in Excess of Other Assets - (18.08)%		(34,745,290)

TOTAL NET ASSETS - 100.00%		$192,226,700

Quantitative Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.57%
Air Travel - 0.91%
US Airways Group, Inc. *	110,900	$5,798,961

Apparel & Textiles - 0.77%
Coach, Inc. *	104,000	4,908,800

Auto Services - 0.82%
Copart, Inc. *	178,400	5,253,880

Automobiles - 0.68%
General Motors Corp. (a)	136,100	4,344,312

Banking - 9.12%
Bank of America Corp.	415,900	21,156,833
KeyCorp	227,100	8,570,754
US Bancorp	224,700	8,012,802
Wachovia Corp.	372,500	20,625,325

		58,365,714
Biotechnology - 1.74%
Applera Corp.	359,500	11,101,360

Business Services - 0.92%
Cadence Design Systems, Inc. *	296,700	5,916,198

Chemicals - 1.99%
Lyondell Chemical Company (a)	103,200	3,287,952
Praxair, Inc.	153,500	9,469,415

		12,757,367
Commercial Services - 0.94%
Pool Corp. (a)	170,500	5,984,550

Computers & Business Equipment - 1.25%
Cisco Systems, Inc. *	217,200	5,634,168
Network Appliance, Inc. *	60,700	2,347,269

		7,981,437
Construction Materials - 1.37%
Sherwin-Williams Company	131,600	8,757,980

Cosmetics & Toiletries - 3.91%
Colgate-Palmolive Company	252,800	17,028,608
Procter & Gamble Company	125,600	7,974,344

		25,002,952
Crude Petroleum & Natural Gas - 1.70%
Patterson-UTI Energy, Inc.	263,200	5,866,728
W&T Offshore, Inc. (a)	167,800	5,037,356

		10,904,084
Electrical Utilities - 1.63%
FirstEnergy Corp.	110,200	6,895,214
Puget Energy, Inc.	143,100	3,530,277

		10,425,491

The accompanying notes are an integral part of the financial statements. 243

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Quantitative Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics - 1.88%
Dolby Laboratories, Inc., Class A *	103,100	$3,299,200
Thermo Electron Corp. *	193,100	8,741,637

		12,040,837
Energy - 4.01%
Energen Corp.	240,700	11,669,136
TXU Corp.	211,200	13,970,880

		25,640,016
Financial Services - 16.95%
AmeriCredit Corp. * (a)	211,600	5,167,272
Bear Stearns Companies, Inc.	80,300	12,224,872
Capital One Financial Corp.	91,200	7,029,696
CapitalSource, Inc.	110,600	2,852,374
Citigroup, Inc.	292,700	14,752,080
Countrywide Financial Corp.	318,500	12,192,180
JP Morgan Chase & Company	96,000	4,742,400
Lehman Brothers Holdings, Inc.	171,700	12,585,610
Merrill Lynch & Company, Inc.	37,800	3,163,104
Morgan Stanley	210,100	15,740,692
The First Marblehead Corp.	85,600	3,863,984
UBS AG *	239,400	14,134,176

		108,448,440
Food & Beverages - 0.62%
Campbell Soup Company	96,400	3,936,012

Healthcare Products - 0.67%
Johnson & Johnson	67,500	4,255,875

Healthcare Services - 2.04%
Caremark Rx, Inc.	211,500	13,026,285

Holdings Companies/Conglomerates - 0.94%
General Electric Company	172,400	6,020,208

Hotels & Restaurants - 1.89%
Darden Restaurants, Inc.	101,000	4,136,960
McDonald's Corp.	182,400	7,974,528

		12,111,488
Industrial Machinery - 0.45%
Gardner Denver, Inc. *	84,400	2,858,628

Insurance - 6.94%
American International Group, Inc.	30,700	2,059,970
Axis Capital Holdings, Ltd.	240,200	8,121,162
Endurance Specialty Holdings, Ltd.	140,700	4,989,222
ING Groep NV, SADR	113,000	4,828,490
MGIC Investment Corp.	79,600	4,803,860
Radian Group, Inc.	138,400	7,951,080
RenaissanceRe Holdings, Ltd.	23,800	1,220,464
W.R. Berkley Corp.	170,900	5,571,340
XL Capital, Ltd., Class A (a)	68,400	4,856,400

		44,401,988
International Oil - 9.84%
Anadarko Petroleum Corp.	359,600	14,466,708
Chevron Corp.	90,700	6,222,927

Quantitative Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
International Oil (continued)
ConocoPhillips	153,200	$10,022,344
Exxon Mobil Corp.	377,600	27,066,368
Sasol Ltd., ADR (a)	161,100	5,187,420

		62,965,767
Internet Software - 0.98%
Akamai Technologies, Inc. *	65,800	3,393,306
TIBCO Software, Inc. *	320,000	2,896,000

		6,289,306
Manufacturing - 0.77%
Danaher Corp.	68,900	4,935,996

Metal & Metal Products - 0.29%
Reliance Steel & Aluminum Company	40,900	1,867,494

Mining - 0.95%
Alliance Resource Partners LP (a)	42,200	1,464,340
Rio Tinto PLC, SADR (a)	21,400	4,636,524

		6,100,864
Petroleum Services - 1.39%
Valero Energy Corp.	154,000	8,878,100

Pharmaceuticals - 2.12%
Eli Lilly & Company	92,300	4,858,672
Pfizer, Inc.	347,900	8,683,584

		13,542,256
Publishing - 1.74%
Meredith Corp.	190,000	11,109,300

Real Estate - 2.85%
Hospitality Properties Trust, REIT	247,000	11,379,290
ProLogis, REIT	103,300	6,831,229

		18,210,519
Retail Trade - 2.50%
CVS Corp. (a)	179,800	5,647,518
Staples, Inc.	396,800	10,324,736

		15,972,254
Sanitary Services - 1.34%
Republic Services, Inc.	204,500	8,603,315

Software - 1.58%
Microsoft Corp.	77,700	2,188,809
VeriFone Holdings, Inc. * (a)	203,000	7,927,150

		10,115,959
Telecommunications Equipment &
Services - 2.25%
Amdocs, Ltd. *	188,701	6,530,942
SK Telecom Company, Ltd., ADR (a)	345,400	7,875,120

		14,406,062
Telephone - 4.38%
AT&T, Inc.	761,200	28,012,160

Tobacco - 1.45%
Altria Group, Inc.	109,700	9,245,516

TOTAL COMMON STOCKS (Cost $584,883,540)		$630,497,731

The accompanying notes are an integral part of the financial statements. 244

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Quantitative Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 8.58%
Societe Generale North America, Inc.
5.33% due 03/01/2007	$2,300,000	$2,300,000
State Street Navigator Securities Lending
Prime Portfolio (c)	52,609,835	52,609,835

TOTAL SHORT TERM INVESTMENTS
(Cost $54,909,835)		$54,909,835

Total Investments (Quantitative Value Fund)
(Cost $639,793,375) - 107.15%		$685,407,566
Liabilities in Excess of Other Assets - (7.15)%		(45,730,402)

TOTAL NET ASSETS - 100.00%		$639,677,164

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.51%
Hotels & Restaurants - 2.48%
Hilton Hotels Corp.	107,800	$3,805,340
Starwood Hotels & Resorts Worldwide, Inc.	41,800	2,750,440

		6,555,780
Paper - 1.75%
Plum Creek Timber Company, Inc.	116,200	4,608,492

Real Estate - 90.28%
Alexandria Real Estate Equities, Inc., REIT	34,200	3,597,498
AMB Property Corp., REIT	141,330	8,307,377
Archstone-Smith Trust, REIT (a)	162,190	9,149,138
Avalon Bay Communities, Inc., REIT	23,290	3,203,772
Boston Properties, Inc., REIT	67,250	8,076,725
Brandywine Realty Trust, REIT	84,000	2,994,600
BRE Properties, Inc., Class A, REIT (a)	43,040	2,855,704
Brookfield Properties Corp.	174,800	7,778,600
Camden Property Trust, REIT	78,700	5,664,826
CBL & Associates Properties, Inc., REIT	102,500	4,830,825
Cousins Properties, Inc., REIT	109,200	3,749,928
DCT Industrial Trust, Inc.	273,700	3,095,547
Developers Diversified Realty Corp., REIT	74,700	4,897,332
Douglas Emmett, Inc., REIT *	131,400	3,634,524
Duke Realty Corp., REIT (a)	153,510	6,763,651
EastGroup Properties, Inc., REIT	90,700	4,895,986
Equity One, Inc., REIT	117,500	3,151,350
Equity Residential, REIT	193,550	9,830,404
Essex Property Trust, Inc., REIT (a)	17,600	2,444,464
Federal Realty Investment Trust, REIT	43,980	3,979,750
Forest City Enterprises, Inc. (a)	53,300	3,292,874
General Growth Properties, Inc., REIT	157,660	10,000,374
Highwoods Properties, Inc., REIT	83,200	3,675,776
Host Hotels & Resorts, Inc., REIT	369,850	9,719,658
Kilroy Realty Corp., REIT	54,030	4,449,371
Kimco Realty Corp., REIT	120,800	6,071,408
LaSalle Hotel Properties, REIT	118,920	5,283,616

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Mack-California Realty Corp., REIT	120,910	$6,248,629
Maguire Properties, Inc., REIT	110,300	4,308,318
New Plan Realty Trust, Inc., REIT (a)	218,900	7,309,071
Post Properties, Inc., REIT	74,000	3,560,880
ProLogis, REIT	125,270	8,284,105
PS Business Parks, Inc., REIT	34,870	2,510,640
Public Storage, Inc., REIT	33,400	3,382,418
Regency Centers Corp., REIT	67,250	5,766,015
Simon Property Group, Inc., REIT	131,280	14,800,507
SL Green Realty Corp., REIT	43,970	6,413,464
The Macerich Company, REIT	102,520	9,595,872
The St. Joe Company, REIT (a)	60,700	3,377,348
United Dominion Realty Trust, Inc., REIT (a)	185,900	6,069,635
Vornado Realty Trust, REIT	56,700	7,212,240
Weingarten Realty Investors, REIT	82,100	4,059,024

		238,293,244

TOTAL COMMON STOCKS (Cost $202,787,719)		$249,457,516

CORPORATE BONDS - 5.17%
Real Estate - 5.17%
Alexandria Real Estate Equities, Inc., REIT
3.70% due 01/15/2027 (a)	$2,787,500	2,903,460
BRE Properties, Inc.
4.125% due 08/15/2026	2,035,000	2,226,046
Forest City Enterprises, Inc.
3.625% due 10/15/2011	1,898,000	2,103,611
Vornado Realty Trust
3.625% due 11/15/2026 (a)	5,149,000	5,357,071
Weingarten Realty Investors
3.95% due 08/01/2026	946,000	1,054,998

		13,645,186

TOTAL CORPORATE BONDS (Cost $12,751,307)		$13,645,186

SHORT TERM INVESTMENTS - 16.03%
State Street Navigator Securities
Lending Prime Portfolio (c)	$42,327,214	$42,327,214

TOTAL SHORT TERM INVESTMENTS
(Cost $42,327,214)		$42,327,214

REPURCHASE AGREEMENTS - 1.18%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$3,113,398 on 03/01/2007,
collateralized by $3,065,000
Federal Home Loan Mortgage
Corp., 5.5% due 10/04/2016
(valued at $3,179,938, including
interest) (c)	$3,113,000	$3,113,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,113,000)		$3,113,000

The accompanying notes are an integral part of the financial statements. 245

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Total Investments (Real Estate Equity Fund)
(Cost $260,979,240) - 116.89%		$308,542,916
Liabilities in Excess of Other Assets - (16.89)%		(44,591,217)

TOTAL NET ASSETS - 100.00%		$263,951,699

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.12%
Hotels & Restaurants - 3.24%
Hilton Hotels Corp. (a)	65,550	$2,313,915
Starwood Hotels & Resorts Worldwide, Inc.	78,532	5,167,406

		7,481,321
Real Estate - 94.88%
AMB Property Corp., REIT	122,290	7,188,206
Apartment Investment & Management
Company, Class A, REIT	116,963	6,884,442
Archstone-Smith Trust, REIT	265,630	14,984,188
Avalon Bay Communities, Inc., REIT	78,074	10,739,859
BioMed Realty Trust, Inc., REIT	63,680	1,779,856
BRE Properties, Inc., Class A, REIT (a)	37,230	2,470,210
Brookfield Properties Corp.	72,500	3,226,250
DiamondRock Hospitality Company, REIT	128,500	2,324,565
Digital Realty Trust, Inc., REIT	114,868	4,553,368
Entertainment Properties Trust, REIT (a)	29,243	1,915,416
Equity Lifestyle Properties, Inc., REIT	41,361	2,326,556
Equity Residential, REIT	114,060	5,793,107
Essex Property Trust, Inc., REIT (a)	31,874	4,426,980
Extra Space Storage, Inc., REIT (a)	24,500	466,480
Federal Realty Investment Trust, REIT	71,246	6,447,051
FelCor Lodging Trust, Inc., REIT	106,350	2,507,733
General Growth Properties, Inc., REIT (a)	136,704	8,671,135
Health Care REIT, Inc. (a)	93,050	4,169,571
Highwoods Properties, Inc., REIT	72,540	3,204,817
Host Hotels & Resorts, Inc., REIT	335,700	8,822,196
Kilroy Realty Corp., REIT	13,910	1,145,489
LaSalle Hotel Properties, REIT (a)	46,200	2,052,666
LTC Properties, Inc., REIT (a)	77,981	2,016,589
Mack-California Realty Corp., REIT (a)	93,097	4,811,253
Nationwide Health Properties, Inc., REIT (a)	165,764	5,483,473
Parkway Properties, Inc., REIT (a)	30,200	1,624,458
ProLogis, REIT	110,042	7,277,077
Public Storage, Inc., REIT	114,880	11,633,898
Regency Centers Corp., REIT	104,420	8,952,971
Senior Housing Properties Trust, REIT (a)	114,700	2,745,918
Simon Property Group, Inc., REIT	194,193	21,893,319
SL Green Realty Corp., REIT	72,330	10,550,054
Sovran Self Storage, Inc., REIT	39,422	2,295,149
Tanger Factory Outlet Centers, Inc., REIT (a)	37,200	1,494,696
Taubman Centers, Inc., REIT	39,650	2,357,986
The Macerich Company, REIT	98,474	9,217,166
Ventas, Inc., REIT	25,816	1,183,147
Vornado Realty Trust, REIT	135,162	17,192,606

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Washington Real Estate Investment Trust,
REIT (a)	51,600	$2,062,968

		218,892,869

TOTAL COMMON STOCKS (Cost $176,149,871)		$226,374,190

SHORT TERM INVESTMENTS - 8.77%
State Street Navigator Securities
Lending Prime Portfolio (c)	$20,222,011	$20,222,011

TOTAL SHORT TERM INVESTMENTS
(Cost $20,222,011)		$20,222,011

REPURCHASE AGREEMENTS - 2.39%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$5,517,705 on 03/01/2007,
collateralized by $5,300,000
Federal Home Loan Bank, 5.5%
due 07/15/1936 (valued at
$5,631,250, including interest) (c)	$5,517,000	$5,517,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,517,000)		$5,517,000

Total Investments (Real Estate Securities Fund)
(Cost $201,888,882) - 109.28%		$252,113,201
Liabilities in Excess of Other Assets - (9.28)%		(21,400,438)

TOTAL NET ASSETS - 100.00%		$230,712,763

Real Return Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 104.65%
Treasury Inflation Protected
Securities (d) - 104.56%
0.875% due 04/15/2010 ***	$147,522,003	$141,926,493
1.875% due 07/15/2013 to
07/15/2015 (a)***	126,678,212	124,309,013
2.00% due 07/15/2014 to
01/15/2026 (a)***	171,703,295	168,365,677
2.375% due 04/15/2011 to
01/15/2027 (a)***	133,350,212	135,993,070
2.50% due 07/15/2016 (a)***	36,970,400	38,010,192
3.00% due 07/15/2012 (a)***	31,199,940	32,618,570
3.50% due 01/15/2011 (a)***	46,608,282	49,091,618
3.625% due 04/15/2028 (a)***	12,101,914	14,969,027
3.625% due 01/15/2008 ***	44,166,868	44,741,391
3.875% due 01/15/2009 to
04/15/2029 (a)***	104,525,874	127,615,000

		877,640,051

The accompanying notes are an integral part of the financial statements. 246

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Notes - 0.09%
4.50% due 02/28/2011 (a)***		$700,000	$699,726

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $875,242,656)			$878,339,777

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.01%
Federal National Mortgage
Association - 2.49%
5.50% due 03/01/2034 to 09/01/2035 ***		9,873,829	9,805,500
5.50% TBA **		4,700,000	4,661,813
6.00% due 09/01/2035 to 11/01/2036 ***		6,180,862	6,234,974
6.083% due 10/01/2044 (b)***		175,966	178,560

			20,880,847

Small Business Administration - 0.52%
4.504% due 02/01/2014 ***		1,438,413	1,398,385
4.88% due 11/01/2024 ***		2,979,365	2,945,284

			4,343,669

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $25,245,431)			$25,224,516

FOREIGN GOVERNMENT OBLIGATIONS - 0.71%
Canada - 0.06%
Government of Canada
3.00% due 12/01/2036 ***	CAD	424,912	468,611

Russia - 0.18%
Russian Federation, Series REGS
5.00% due 03/31/2030 ***		$1,300,000	1,473,290

United Kingdom - 0.47%
United Kingdom Gilt Inflation Linked, Series 8MO
2.50% due 05/20/2009 ***	GBP	800,000	3,986,607

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $5,903,114)			$5,928,508

CORPORATE BONDS - 4.05%
Banking - 0.30%
Unicredit Luxembourg Finance SA
5.4256% due 10/24/2008 (b)***		$1,100,000	1,100,100
Wachovia Bank NA, Series BKNT
5.44% due 12/02/2010 (b)***		1,400,000	1,400,808

			2,500,908

Cable and Television - 0.17%
CSC Holdings, Inc.
7.875% due 12/15/2007 ***		1,400,000	1,417,500

Crude Petroleum & Natural Gas - 0.05%
Pemex Project Funding Master Trust
9.25% due 03/30/2018 ***		350,000	439,250

Diversified Financial Services - 0.06%
General Electric Capital Corp., Series MTN
5.3956% due 12/12/2008 (b)***		500,000	500,457

Electrical Utilities - 0.04%
Mission Energy Holding Co.
13.50% due 07/15/2008 ***		300,000	327,375

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services - 2.56%
Abbey National Treasury Services PLC/Stamford
CT, Series YCD
5.275% due 07/02/2008 ***	$7,700,000	$7,699,607
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)***	400,000	400,176
Calabash Re, Ltd.
13.765% due 01/08/2010 (b)***	300,000	307,980
Citigroup, Inc.
5.3925% due 12/28/2009 (b)***	4,000,000	3,999,952
5.40% due 01/30/2009 (b)***	600,000	600,262
Ford Motor Credit Company
7.25% due 10/25/2011 ***	6,800,000	6,689,140
Mystic Re, Ltd.
14.37% due 12/05/2008 (b)***	500,000	507,555
Rabobank Nederland
5.38% due 01/15/2009 (b)***	500,000	500,130
Redwood Capital IX, Ltd., Series D
13.1138% due 01/09/2008 (b)***	300,000	303,077
Vita Capital III Ltd., Series B-II
6.4856% due 01/01/2012 (b)***	500,000	500,778

		21,508,657

Gas & Pipeline Utilities - 0.01%
El Paso Corp.
7.625% due 08/16/2007 ***	100,000	100,869

Hotels & Restaurants - 0.21%
Harrah's Operating Company, Inc.
7.50% due 01/15/2009 ***	200,000	206,500
Park Place Entertainment Corp.
8.875% due 09/15/2008 (a)***	1,500,000	1,569,375

		1,775,875

Insurance - 0.07%
Foundation Re II, Ltd.
12.123% due 11/26/2010 (b)***	600,000	611,520

Medical-Hospitals - 0.46%
HCA, Inc., Tranche B
8.086% due 11/01/2013 (b)*** (f)	3,800,000	3,845,144

Paper - 0.12%
Georgia Pacific Corp., Term B
7.345% due 12/20/2012 (b)*** (f)	990,000	999,207

TOTAL CORPORATE BONDS (Cost $33,965,293)		$34,026,762

MUNICIPAL BONDS - 0.02%
New York - 0.02%
New York City Municipal Finance Authority Water &
Sewer System Revenue, Series D
4.75% due 06/15/2038 ***	200,000	207,434

TOTAL MUNICIPAL BONDS (Cost $202,086)		$207,434

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.13%
Lehman XS Trust, Series 2006-10N, Class 1A1A
5.40% due 07/25/2046 (b)***	640,231	640,195

The accompanying notes are an integral part of the financial statements. 247

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class 1A1
4.90% due 12/25/2035 (b)***		$161,545	$164,154
Federal Home Loan Mortgage Corp.,
Series 2561, Class BH
4.50% due 05/15/2017 ***		261,647	257,620

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,056,769)			$1,061,969

ASSET BACKED SECURITIES - 0.03%
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-WMC1, Class A2A
5.40% due 01/25/2037 (b)***		142,292	142,299
Residential Asset Securities Corp.,
Series 2006-KS3, Class AI1
5.39% due 04/25/2036 (b)***		93,578	93,597
Soundview Home Equity Loan Trust,
Series 2006-1, Class A1
5.39% due 02/25/2036 (b)***		16,149	16,150
Soundview Home Equity Loan Trust,
Series 2006-2, Class A1
5.39% due 03/25/2036 (b)***		17,991	17,993

TOTAL ASSET BACKED SECURITIES
(Cost $270,010)			$270,039

OPTIONS - 0.02%
Call Options - 0.02%
Over The Counter European Style Call
Expiration 06/07/2007 at $5.25 *		25,000,000	158,436
Expiration 06/07/2007 at $5.25 *		6,000,000	38,025

			196,461

TOTAL OPTIONS (Cost $132,078)			$196,461

SHORT TERM INVESTMENTS - 31.52%
Federal Republic of Germany
2.50% due 03/23/2007 ***	EUR	26,440,000	$34,957,530
Royal Bank Of Canada NY
5.265% due 06/30/2008 ***		$5,900,000	5,896,990
State Street Navigator Securities Lending
Prime Portfolio (c)		219,920,939	219,920,939
Total SA
5.32% due 03/01/2007 ***		2,200,000	2,200,000
U.S. Treasury Bills
zero coupon due 05/31/2007		245,000	241,878
zero coupon due 03/01/2007 to
03/15/2007 *** ****		1,340,000	1,338,313

TOTAL SHORT TERM INVESTMENTS
(Cost $264,305,987)			$264,555,650

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.75%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$6,282,803 on 03/01/2007,
collateralized by $6,315,000
Federal National Mortgage
Association, 5.5% due 11/17/2016
(valued at $6,409,725, including
interest) (c)	$6,282,000	$6,282,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,282,000)		$6,282,000

Total Investments (Real Return Bond Fund)
(Cost $1,212,605,424) - 144.89%		$1,216,093,116
Liabilities in Excess of Other Assets - (44.89)%		(376,744,782)

TOTAL NET ASSETS - 100.00%		$839,348,334

Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.09%
Advertising - 2.97%
inVentiv Health, Inc. *	233,090	$8,500,792

Apparel & Textiles - 2.55%
Hartmarx Corp. *	349,090	2,307,485
Warnaco Group, Inc. *	191,000	4,988,920

		7,296,405
Auto Parts - 2.00%
LKQ Corp. * (a)	264,200	5,738,424

Banking - 9.50%
Boston Private Financial Holdings, Inc.	217,500	6,274,875
First Community Bancorp	108,400	5,883,952
Placer Sierra Bancshares	144,040	3,900,603
SVB Financial Group * (a)	171,400	8,278,620
Tierone Corp.	102,760	2,855,701

		27,193,751
Business Services - 2.42%
Kendle International, Inc. *	199,800	6,923,070

Chemicals - 3.99%
Arch Chemicals, Inc.	138,700	4,260,864
Cytec Industries, Inc.	121,800	7,164,276

		11,425,140
Computers & Business Equipment - 4.63%
Parametric Technology Corp. *	299,500	5,711,465
Witness Systems, Inc. *	283,100	7,538,953

		13,250,418
Construction Materials - 1.61%
Clarcor, Inc.	148,400	4,598,916

The accompanying notes are an integral part of the financial statements. 248

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cosmetics & Toiletries - 1.41%
Intermediate Parfums, Inc. (a)	209,510	$4,045,638

Crude Petroleum & Natural Gas - 3.26%
Forest Oil Corp. *	105,400	3,362,260
Petroquest Energy, Inc. * (a)	518,800	5,971,388

		9,333,648
Domestic Oil - 1.69%
Mariner Energy, Inc. *	261,100	4,830,350

Electronics - 6.59%
Daktronics, Inc. (a)	298,000	7,947,660
Trimble Navigation, Ltd. *	412,800	10,922,688

		18,870,348
Financial Services - 0.21%
SWS Group, Inc.	22,500	593,100

Healthcare Products - 9.73%
Cantel Medical Corp. * (a)	174,500	2,685,555
Hologic, Inc. *	57,700	3,176,385
Inverness Medical Innovations, Inc. *	174,800	7,376,560
Kensey Nash Corp. * (a)	198,170	5,679,552
SurModics, Inc. * (a)	142,110	5,259,491
Symmetry Medical, Inc. *	79,655	1,187,656
The Cooper Companies, Inc.	54,300	2,491,827

		27,857,026
Healthcare Services - 1.61%
Air Methods Corp. * (a)	184,250	4,604,408

Industrial Machinery - 3.55%
Chart Industries, Inc. *	205,087	3,484,428
Watts Water Technologies, Inc., Class A (a)	177,230	6,674,482

		10,158,910
Insurance - 5.30%
James River Group, Inc. *	70,120	1,981,591
National Interstate Corp.	85,765	2,247,901
Philadelphia Consolidated Holding Corp. *	238,530	10,950,912

		15,180,404
Internet Content - 1.23%
TheStreet.com, Inc. (a)	316,400	3,527,860

Internet Software - 1.13%
Lionbridge Technologies, Inc. * (a)	602,400	3,234,888

Investment Companies - 4.15%
iShares Russell 2000 Index Fund	150,600	11,874,810

Leisure Time - 3.88%
Gaylord Entertainment Company *	205,970	11,116,201

Petroleum Services - 0.82%
Metretek Technologies, Inc. * (a)	193,710	2,355,514

Publishing - 1.29%
Courier Corp.	96,900	3,701,580

Railroads & Equipment - 0.92%
Genesee & Wyoming, Inc., Class A *	101,500	2,634,940

Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade - 8.43%
Build A Bear Workshop, Inc. * (a)	214,200	$5,676,300
Christopher & Banks Corp.	266,100	4,941,477
New York & Company, Inc. *	456,700	6,608,449
Tractor Supply Company *	134,900	6,902,833

		24,129,059
Sanitary Services - 1.36%
Aqua America, Inc. (a)	170,160	3,877,946

Semiconductors - 1.65%
Silicon Image, Inc. *	535,730	4,719,781

Software - 5.51%
Secure Computing Corp. * (a)	837,950	7,189,611
Transaction Systems Architects, Inc., Class A *	243,360	8,590,608

		15,780,219
Trucking & Freight - 1.70%
Forward Air Corp.	148,900	4,857,118

TOTAL COMMON STOCKS (Cost $235,145,267)		$272,210,664

SHORT TERM INVESTMENTS - 11.15%
State Street Navigator Securities
Lending Prime Portfolio (c)	$31,912,649	$31,912,649

TOTAL SHORT TERM INVESTMENTS
(Cost $31,912,649)		$31,912,649

REPURCHASE AGREEMENTS - 4.69%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$13,446,718 on 03/01/2007,
collateralized by $13,595,000
Federal Home Loan Mortgage
Corp., 5.0% due 01/16/2009
(valued at $13,713,956, including
interest) (c)	$13,445,000	$13,445,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,445,000)		$13,445,000

Total Investments (Small Cap Fund)
(Cost $280,502,916) - 110.93%		$317,568,313
Liabilities in Excess of Other Assets - (10.93)%		(31,301,744)

TOTAL NET ASSETS - 100.00%		$286,266,569

Small Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.84%
Advertising - 0.45%
24/7 Real Media, Inc. * (a)	5,456	$52,596
Aquantive, Inc. *	8,308	210,525
inVentiv Health, Inc. *	3,182	116,048

The accompanying notes are an integral part of the financial statements. 249

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Advertising (continued)
Marchex, Inc., Class B (a)	2,526	$34,050
ValueClick, Inc. *	10,449	276,898

		690,117
Aerospace - 1.20%
AAR Corp. * (a)	3,952	115,043
ARGON ST, Inc. * (a)	1,340	32,468
BE Aerospace, Inc. *	8,440	254,804
Curtiss Wright Corp.	4,737	165,700
EDO Corp. (a)	1,846	44,378
Esterline Technologies Corp. *	2,755	112,735
GenCorp, Inc. * (a)	6,126	85,090
HEICO Corp. (a)	2,293	84,268
Herley Industries, Inc. *	1,819	27,958
Innovative Solutions & Support, Inc. * (a)	1,380	28,828
Integral Systems, Inc. (a)	1,325	32,820
K&F Industries Holdings, Inc. *	2,036	50,065
Moog, Inc., Class A *	3,994	152,211
MTC Technologies, Inc. * (a)	1,086	22,926
Orbital Sciences Corp., Class A *	6,508	128,793
Sequa Corp., Class A *	734	89,989
Teledyne Technologies, Inc. *	3,722	141,622
TransDigm Group, Inc. *	1,206	38,471
Triumph Group, Inc. (a)	1,710	91,673
Woodward Governor Company	3,274	136,395

		1,836,237
Agriculture - 0.18%
Andersons, Inc. (a)	1,562	65,729
Delta & Pine Land Company	3,901	159,707
Tejon Ranch Company * (a)	1,207	57,320

		282,756
Air Freight - 0.06%
ABX Air, Inc. *	6,575	48,984
ExpressJet Holdings, Inc. *	5,696	41,182

		90,166
Air Travel - 0.53%
Airtran Holdings, Inc. * (a)	9,892	103,074
Alaska Air Group, Inc. *	4,258	174,578
Frontier Airlines Holdings, Inc. * (a)	4,146	27,820
JetBlue Airways Corp. * (a)	18,836	231,871
Mesa Air Group, Inc. * (a)	4,006	30,486
Republic Airways Holdings, Inc. *	3,545	70,262
SkyWest, Inc.	6,876	175,682

		813,773
Aluminum - 0.12%
Century Aluminum Company * (a)	2,528	115,100
Superior Essex, Inc. *	2,225	70,777

		185,877
Amusement & Theme Parks - 0.03%
Great Wolf Resorts, Inc. *	3,088	41,287

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Apparel & Textiles - 2.07%
Bebe Stores, Inc. (a)	2,609	$47,953
Brown Shoe, Inc.	3,099	158,979
Carter's, Inc. * (a)	5,321	127,864
Cherokee, Inc. (a)	955	41,829
Columbia Sportswear Company	1,430	90,905
Crocs, Inc. * (a)	1,078	52,520
Deckers Outdoor Corp. * (a)	1,195	77,914
dELiA*s, Inc. *	2,861	28,896
G & K Services, Class A	2,338	87,885
Guess?, Inc.	2,279	185,693
Hartmarx Corp. *	3,775	24,953
Iconix Brand Group, Inc. *	5,265	115,461
Interface, Inc., Class A *	5,251	83,071
Joseph A. Bank Clothiers, Inc. * (a)	2,003	61,733
Kellwood Company (a)	2,814	88,725
K-Swiss, Inc., Class A	2,862	80,680
Maidenform Brands, Inc. *	1,525	27,923
Movado Group, Inc.	1,962	57,899
Oakley, Inc. (a)	2,759	57,884
Oxford Industries, Inc.	1,668	82,383
Perry Ellis International, Inc. *	1,327	40,540
Phillips-Van Heusen Corp.	6,008	329,479
Quiksilver, Inc. *	13,314	185,597
Skechers United States of America, Inc.,
Class A *	1,170	40,856
Stage Stores, Inc.	4,780	104,825
Stride Rite Corp.	4,157	67,136
The Gymboree Corp. *	3,645	137,380
Timberland Company, Class A *	5,461	148,102
True Religion Apparel, Inc. * (a)	1,505	25,555
Under Armour, Inc., Class A *	2,259	103,801
Unifirst Corp.	1,067	44,515
Volcom, Inc. * (a)	1,465	53,443
Warnaco Group, Inc. *	5,157	134,701
Wolverine World Wide, Inc.	6,091	169,025

		3,166,105
Auto Parts - 0.98%
Accuride Corp. *	2,482	33,259
Aftermarket Technology Corp. *	2,473	55,346
American Axle & Manufacturing Holdings, Inc. (a)	5,651	138,619
ArvinMeritor, Inc. (a)	7,679	140,219
Commercial Vehicle Group, Inc. *	2,327	45,121
CSK Auto Corp. *	4,830	83,511
Federal Signal Corp.	5,327	80,171
Fuel Systems Solutions, Inc. * (a)	1,223	26,772
Keystone Automotive Industries, Inc. *	1,798	59,424
Lear Corp. *	7,346	271,214
LKQ Corp. * (a)	4,929	107,058
Miller Industries, Inc. *	1,205	27,293
Modine Manufacturing Company	3,735	92,142
Noble International, Ltd. (a)	1,275	24,059
Pep Boys - Manny, Moe & Jack (a)	5,936	89,930

The accompanying notes are an integral part of the financial statements. 250

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Parts (continued)
Superior Industries International, Inc. (a)	2,536	$54,397
Titan International, Inc.	1,829	44,701
Visteon Corp. * (a)	14,053	119,872

		1,493,108
Auto Services - 0.15%
Dollar Thrifty Automotive Group, Inc. *	2,693	139,847
Lithia Motors, Inc., Class A	1,780	52,439
Midas, Inc. *	1,840	38,143

		230,429
Automobiles - 0.28%
Asbury Automotive Group, Inc.	1,352	36,112
Group 1 Automotive, Inc.	2,714	125,577
Monaco Coach Corp.	3,021	48,668
Monro Muffler Brake, Inc.	1,346	48,954
Rush Enterprises, Inc., Class A *	2,524	46,871
Tenneco, Inc. *	4,967	120,698

		426,880
Banking - 8.25%
1st Source Corp.	1,445	38,018
Alabama National BanCorp	1,783	129,339
AMCORE Financial, Inc.	2,405	78,668
Americanwest BanCorp (a)	1,507	32,310
Ameris Bancorp	1,535	37,592
Anchor BanCorp Wisconsin, Inc.	2,397	67,763
Arrow Financial Corp. (a)	1,518	34,003
BancFirst Corp.	782	36,762
Bancorp, Inc. *	1,263	31,108
BancTrust Financial Group, Inc. (a)	1,145	25,408
Bank Granite Corp. (a)	2,064	37,090
Bank Mutual Corp.	7,061	82,543
Bank of the Ozarks, Inc. (a)	1,484	44,594
BankAtlantic Bancorp, Inc., Class A	5,251	67,003
BankFinancial Corp. (a)	2,929	51,140
BankUnited Financial Corp., Class A (a)	3,512	85,763
Banner Corp.	1,325	55,266
Berkshire Hill Bancorp, Inc. (a)	1,142	39,479
Boston Private Financial Holdings, Inc. (a)	3,873	111,736
Brookline Bancorp, Inc. (a)	7,216	92,076
Camden National Corp.	889	39,454
Capital City Bank Group, Inc. (a)	1,500	50,205
Capital Corp of the West (a)	1,218	34,786
Capitol Bancorp, Ltd.	1,489	59,932
Cardinal Financial Corp.	3,156	32,065
Cascade Bancorp (a)	3,105	80,792
Cathay General Bancorp, Inc. (a)	5,576	189,194
Centennial Bank Holdings, Inc. * (a)	6,593	56,106
Center Financial Corp.	1,414	30,528
Central Pacific Financial Corp.	3,307	124,641
Chemical Financial Corp. (a)	2,764	80,156
Chittenden Corp.	5,049	154,449
Citizens Banking Corp. (a)	8,198	186,095

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Citizens First Bancorp, Inc.	1,068	$26,839
City Bank, Lynnwood, WA (a)	1,417	44,451
Coastal Financial Corp. (a)	2,295	36,950
CoBiz, Inc. (a)	1,891	38,728
Columbia Bankcorp Oregon (a)	1,516	36,429
Columbia Banking System, Inc.	1,754	59,145
Community Bancorp - NV * (a)	1,001	31,101
Community Bank Systems, Inc.	3,301	70,608
Community Banks, Inc. (a)	2,681	67,293
Community Trust Bancorp, Inc.	1,721	61,440
Corus Bankshares, Inc. (a)	4,279	79,418
CVB Financial Corp. (a)	7,496	91,976
Dime Community Bancorp, Inc.	3,175	39,910
Doral Financial Corp. * (a)	9,857	21,390
Downey Financial Corp. (a)	2,308	151,266
Enterprise Financial Services Corp. (a)	1,171	33,748
F.N.B. Corp. (a)	6,692	114,835
First BanCorp Puerto Rico	7,675	91,640
First Bancorp (a)	1,467	32,582
First Busey Corp.	1,902	41,521
First Charter Corp.	3,796	91,522
First Commonwealth Financial Corp. (a)	7,628	93,901
First Community Bancorp	2,494	135,374
First Community Bancshares, Inc.	1,131	42,876
First Financial BanCorp. (a)	3,874	60,861
First Financial Bankshares, Inc. (a)	2,283	95,726
First Financial Corp. (a)	1,564	48,531
First Financial Holdings, Inc. (a)	1,457	50,485
First Indiana Corp.	1,487	32,729
First Merchants Corp.	2,065	50,861
First Midwest BanCorp, Inc., Illinois	5,391	202,809
First Niagara Financial Group, Inc.	12,264	174,149
First Place Financial Corp.	2,170	45,396
First Regional Bancorp *	928	29,195
First Republic Bank	2,770	148,472
First State Bancorp	2,362	52,720
FirstFed Financial Corp. * (a)	1,847	105,648
FirstMerit Corp.	8,648	185,500
Flagstar Bancorp, Inc. (a)	4,780	66,155
Flushing Financial Corp.	2,628	42,705
FNB Corp. of Virginia (a)	972	35,138
Franklin Bank Corp. * (a)	2,818	51,992
Frontier Financial Corp. (a)	4,378	114,528
GB&T Bancshares, Inc. (a)	1,914	36,806
Glacier Bancorp, Inc. (a)	5,750	140,588
Great Southern Bancorp, Inc. (a)	1,458	42,530
Greater Bay Bancorp	5,481	146,891
Greene County Bancshares, Inc.	1,086	36,989
Greenhill & Company, Inc. (a)	1,918	129,235
Hancock Holding Company	2,941	131,080
Hanmi Financial Corp.	4,418	86,284
Harleysville National Corp. (a)	3,318	59,757

The accompanying notes are an integral part of the financial statements. 251

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Heartland Financial USA, Inc. (a)	1,754	$45,446
Heritage Commerce Corp.	1,584	40,012
Home Bancshares, Inc.	1,407	32,136
Horizon Financial Corp. (a)	1,683	36,908
IBERIABANK Corp.	1,123	60,676
Independent Bank Corp. - MA	799	24,857
Independent Bank Corp. - MI	2,583	57,653
Integra Bank Corp.	1,941	46,681
International Bancshares Corp.	5,040	147,067
ITLA Capital Corp.	736	37,992
KNBT Bancorp, Inc.	3,610	54,583
Lakeland Bancorp, Inc. (a)	2,493	35,101
Lakeland Financial Corp.	1,468	33,999
Macatawa Bank Corp. (a)	1,927	36,151
MAF Bancorp, Inc.	3,828	169,389
MainSource Financial Group, Inc. (a)	2,508	42,134
MB Financial, Inc. (a)	3,095	113,865
Mercantile Bank Corp.	1,031	35,013
Mid-State Bancshares (a)	2,449	90,221
Midwest Banc Holdings, Inc. (a)	2,199	42,815
Nara Bancorp, Inc.	2,423	44,850
National Penn Bancshares, Inc. (a)	5,273	98,341
Netbank, Inc. (a)	6,416	20,660
NewAlliance Bancshares, Inc. (a)	12,533	198,021
Northern Empire Bancshares *	1,202	34,966
Northwest Bancorp, Inc. (a)	2,129	55,908
Old National Bancorp (a)	7,354	134,137
Old Second Bancorp, Inc.	1,637	46,671
Omega Financial Corp. (a)	1,488	43,286
Oriental Financial Group, Inc.	2,556	32,742
Pacific Capital Bancorp	5,105	160,808
Park National Corp. (a)	1,303	121,531
Partners Trust Financial Group, Inc.	5,344	60,601
Peoples Bancorp, Inc.	1,378	38,240
PFF Bancorp, Inc.	2,683	84,836
Pinnacle Financial Partners, Inc. * (a)	1,758	54,480
Placer Sierra Bancshares	1,257	34,040
Preferred Bank, Los Angeles, CA	782	32,242
PremierWest Bancorp (a)	1,875	24,694
PrivateBancorp, Inc. (a)	1,952	71,482
Prosperity Bancshares, Inc. (a)	3,779	131,396
Provident Bankshares Corp.	3,619	124,168
Provident Financial Services, Inc.	6,863	120,514
Provident New York Bancorp (a)	4,726	64,037
R & G Financial Corp., Class B	3,540	19,293
Renasant Corp. (a)	1,817	44,153
S & T Bancorp, Inc. (a)	2,952	96,442
S.Y. Bancorp, Inc. (a)	1,480	38,214
Sandy Spring Bancorp, Inc.	1,735	57,446
SCBT Financial Corp. (a)	1,091	41,011
Seacoast Banking Corp. of Florida (a)	1,737	41,219
Security Bank Corp.	1,897	38,945

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Shore Bancshares, Inc. (a)	1,209	$31,627
Signature Bank *	3,185	97,843
Simmons First National Corp., Class A	1,729	48,066
Smithtown Bancorp, Inc. (a)	1,083	29,869
Southside Bancshares, Inc. (a)	1,329	31,271
Southwest Bancorp, Inc.	1,759	44,784
Sterling Bancorp	2,353	43,931
Sterling Bancshares, Inc.	7,503	86,735
Sterling Financial Corp., Pennsylvania (a)	2,884	62,467
Sterling Financial Corp., Spokane	4,670	153,596
Suffolk Bancorp (a)	1,247	41,475
Sun Bancorp, Inc. of New Jersey * (a)	1,752	33,060
Superior Bancorp * (a)	3,893	42,823
Susquehanna Bancshares, Inc.	5,651	137,093
SVB Financial Group * (a)	3,847	185,810
Texas Capital Bancshares, Inc. *	2,655	53,445
Tierone Corp.	2,169	60,277
Tompkins Trustco, Inc. (a)	856	35,224
Trico Bancshares	677	16,505
TrustCo Bank Corp. (a)	8,724	86,280
Trustmark Corp.	5,294	151,408
UCBH Holdings, Inc.	10,631	202,627
Umpqua Holdings Corp. (a)	6,076	164,113
Union Bankshares Corp. (a)	1,539	40,737
United Bankshares, Inc.	4,046	143,916
United Community Banks, Inc.	3,707	121,108
Univest Corp. of Pennsylvania (a)	1,420	34,662
Vineyard National Bancorp Company	1,190	29,096
Virginia Commerce Bancorp, Inc. * (a)	1,891	39,824
Virginia Financial Group, Inc.	1,334	32,176
W Holding Company, Inc.	12,170	64,988
Washington Trust Bancorp, Inc. (a)	1,555	43,276
Wesbanco, Inc. (a)	2,448	75,692
West Bancorp. (a)	2,368	37,272
West Coast Bancorp	1,806	54,812
Westamerica Bancorp (a)	3,413	167,578
Western Alliance Bancorp * (a)	1,359	45,581
Willow Grove Bancorp, Inc.	2,091	26,425
Wilshire Bancorp, Inc.	1,826	31,115
Wintrust Financial Corp.	2,800	128,352
Yardville National Bancorp	1,204	44,199

		12,627,978
Biotechnology - 1.71%
Affymetrix, Inc. * (a)	7,390	190,145
Alnylam Pharmaceuticals, Inc. * (a)	4,068	76,478
Applera Corp. - Celera Genomics Group *	8,378	116,538
Arena Pharmaceuticals, Inc. * (a)	6,682	84,527
Bio Reference Labs, Inc. * (a)	1,265	30,980
Bio-Rad Laboratories, Inc., Class A *	2,030	143,968
Coley Pharmaceutical Group, Inc. * (a)	2,182	20,467
Combinatorx, Inc. * (a)(e)	2,729	22,269

The accompanying notes are an integral part of the financial statements. 252

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Cytokinetics, Inc. *	3,842	$29,852
deCODE genetics, Inc. * (a)	6,606	25,763
Digene Corp. * (a)	1,928	91,156
Exelixis, Inc. *	10,366	104,386
Genomic Health, Inc. * (a)	1,401	26,325
Geron Corp. * (a)	7,294	55,289
GTx, Inc. * (a)	1,580	34,491
Human Genome Sciences, Inc. * (a)	14,396	158,356
Integra LifeSciences Holdings Corp. *	2,102	88,389
Intermune, Inc. * (a)	2,861	86,746
Keryx Biopharmaceuticals, Inc. * (a)	4,796	54,674
Lexicon Genetics, Inc. *	9,079	37,496
Martek Biosciences Corp. *	3,544	80,165
Medarex, Inc. * (a)	13,392	183,203
Metabasis Therapeutics, Inc. *	2,349	18,909
MGI Pharma, Inc. *	8,570	181,855
Momenta Pharmaceuticals, Inc. * (a)	2,780	34,083
Monogram Biosciences, Inc. * (a)	15,421	30,534
Myriad Genetics, Inc. * (a)	4,332	144,949
Nabi Biopharmaceuticals * (a)	6,376	33,793
Nektar Therapeutics * (a)	9,824	116,513
Neurocrine Biosciences, Inc. *	4,185	52,773
Panacos Pharmaceuticals, Inc. * (a)	5,784	24,871
PRA International * (a)	2,038	40,882
Progenics Pharmaceuticals, Inc. *	2,466	68,431
Sangamo Biosciences, Inc. * (a)	3,358	23,707
Tanox, Inc. * (a)	2,689	52,167
Telik, Inc. * (a)	5,987	34,725
Trimeris, Inc. * (a)	2,008	22,951

		2,622,806
Broadcasting - 0.73%
Acacia Research - Acacia Technologies *	3,133	43,267
Belo Corp., Class A	9,907	184,666
Citadel Broadcasting Corp. (a)	4,281	43,581
CKX, Inc. * (a)	5,546	72,985
Cox Radio, Inc., Class A *	5,079	73,442
Cumulus Media, Inc., Class A * (a)	3,791	37,266
Emmis Communications Corp., Class A * (a)	3,700	30,414
Entercom Communications Corp.	3,630	103,782
Entravision Communications Corp., Class A *	7,552	68,195
Fisher Communications, Inc. *	975	44,421
Gray Television, Inc.	4,964	43,236
Journal Communications, Inc.	4,716	62,817
Mediacom Communications Corp., Class A *	6,396	51,168
Radio One, Inc., Class D *	8,676	61,079
Sinclair Broadcast Group, Inc., Class A	5,220	74,594
Spanish Broadcasting System, Inc., Class A * (a)	5,083	22,924
Westwood One, Inc.	8,025	54,811
World Wrestling Entertainment, Inc., Class A	2,544	40,500

		1,113,148

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Materials & Construction - 1.02%
Apogee Enterprises, Inc.	3,186	$66,842
Beacon Roofing Supply, Inc. * (a)	4,850	80,655
Builders FirstSource, Inc. *	1,731	31,193
Dycom Industries, Inc. *	4,447	111,175
ElkCorp (a)	2,239	96,971
EMCOR Group, Inc. *	3,420	205,405
Granite Construction, Inc.	3,770	220,093
Griffon Corp. * (a)	3,258	76,530
Home Solutions of America, Inc. * (a)	5,377	31,617
Infrasource Services, Inc. *	2,930	71,844
Interline Brands, Inc. *	3,014	63,776
Levitt Corp., Class A (a)	1,939	25,304
LSI Industries, Inc.	2,499	41,258
NCI Building Systems, Inc. *	2,238	124,970
Perini Corp. *	2,392	86,806
Sterling Construction Company, Inc. * (a)	1,067	20,081
Trex Company, Inc. * (a)	1,345	32,845
U.S. Concrete, Inc. * (a)	3,839	33,553
WCI Communities, Inc. * (a)	3,662	76,243
Williams Scotsman International, Inc. * (a)	3,275	66,679

		1,563,840
Business Services - 5.18%
ABM Industries, Inc.	4,790	126,025
Administaff, Inc.	2,503	88,831
ADVO, Inc.	3,474	114,573
AMERCO, Inc. *	1,124	73,082
Arbitron, Inc.	3,292	147,514
Barrett Business Services, Inc.	783	19,082
BearingPoint, Inc. * (a)	20,368	162,944
Black Box Corp.	1,920	72,730
Bowne & Company, Inc.	3,452	53,610
Bright Horizons Family Solutions, Inc. *	2,878	115,350
Catalina Marketing Corp.	5,054	158,190
CDI Corp. (a)	1,454	38,764
Central Parking Corp.	1,134	25,163
Clark, Inc.	2,023	34,755
Coinstar, Inc. *	3,051	90,035
Compass Diversified Trust (a)	1,577	27,077
Compucredit Corp. * (a)	2,265	70,328
COMSYS IT Partners, Inc. *	1,858	36,974
Cornell Corrections, Inc. * (a)	1,355	27,805
CoStar Group, Inc. *	1,853	86,850
CRA International, Inc. * (a)	1,215	62,925
CSG Systems International, Inc. *	5,239	129,194
Deluxe Corp.	5,622	173,551
Diamond Management & Technology
Consultants, Inc.	3,329	50,235
eFunds Corp. *	5,095	127,935
Electro Rent Corp. *	2,220	33,766
Ennis Business Forms, Inc.	2,842	73,324
Euronet Worldwide, Inc. * (a)	3,856	105,384
Exponent, Inc. *	1,858	34,206

The accompanying notes are an integral part of the financial statements. 253

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Ezcorp, Inc., Class A *	3,890	$57,766
First Consulting Group, Inc. *	2,516	30,393
Forrester Research, Inc. *	1,633	43,813
FTI Consulting, Inc. * (a)	4,364	146,499
Gartner Group, Inc., Class A *	6,184	130,853
Geo Group, Inc. *	2,129	99,616
Gevity HR, Inc. (a)	2,914	58,047
Global Cash Access, Inc. *	3,722	57,244
GSI Commerce, Inc. * (a)	4,316	82,565
Healthcare Services Group, Inc.	2,999	84,092
Heidrick & Struggles International, Inc. *	2,018	92,485
Hudson Highland Group, Inc. *	2,743	44,656
Huron Consulting Group, Inc. *	1,904	120,714
ICT Group, Inc. *	827	22,379
Infocrossing, Inc. * (a)	1,998	31,229
Informatica Corp. *	9,462	122,628
Insight Enterprises, Inc. *	5,335	103,072
Intervoice Brite, Inc. *	4,082	26,206
Jackson Hewitt Tax Service, Inc.	3,613	116,519
John H. Harland Company	2,919	147,409
Kelly Services, Inc., Class A	2,235	68,771
Kendle International, Inc. *	1,324	45,877
Kenexa Corp. *	2,082	70,143
Kforce, Inc. *	3,241	44,078
Korn/Ferry International *	4,619	106,607
Labor Ready, Inc. *	5,984	109,926
LECG Corp. *	2,848	38,277
Lightbridge, Inc. *	3,061	49,405
MAXIMUS, Inc.	2,359	71,100
McGrath Rentcorp	2,433	72,430
MPS Group, Inc. *	11,260	161,243
Navigant Consulting Company *	4,664	90,342
Net 1 UEPS Technologies, Inc. * (a)	5,531	148,010
On Assignment, Inc. *	3,835	47,017
Paxar Corp. *	4,471	102,967
Perot Systems Corp., Class A *	9,390	157,940
PHH Corp. *	5,784	163,629
Pre-Paid Legal Services, Inc. * (a)	1,089	45,063
Quest Software, Inc. *	7,327	119,577
Resource America, Inc.	1,849	47,908
Resources Connection, Inc. *	5,263	170,311
Rewards Network, Inc. * (a)	2,773	14,863
Rollins, Inc.	3,271	75,233
SAIC, Inc. *	9,351	168,599
Scansource, Inc. *	2,822	78,057
Sirva, Inc. *	5,833	21,407
Sonicwall, Inc. *	7,103	61,938
Sotheby's Holdings, Inc., Class A	6,955	252,884
Source Interlink Companies * (a)	3,878	27,960
Spherion Corp. *	6,421	56,954
SRA International, Inc., Class A *	4,182	99,113
Standard Parking Corp. *	640	21,754
Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
StarTek, Inc.	1,380	$14,117
SYNNEX Corp. *	1,414	26,725
Syntel, Inc. (a)	971	34,839
TALX Corp.	3,508	119,377
Teletech Holdings, Inc. *	3,567	112,289
Tetra Tech, Inc. *	6,266	111,723
The BISYS Group, Inc. *	13,205	173,514
Tyler Technologies, Inc. *	4,403	60,013
Viad Corp.	2,400	89,472
Volt Information Sciences, Inc. * (a)	1,357	46,379
Waste Industries USA	930	23,594
Watson Wyatt Worldwide, Inc., Class A	4,599	221,074
Wind River Systems, Inc. *	8,333	86,663
Wireless Facilities, Inc. * (a)	6,656	14,377
Zhone Technologies, Inc. * (a)	11,717	13,592

		7,935,518
Cable and Television - 0.49%
Charter Communications, Inc., Class A * (a)	42,215	127,067
Gemstar-TV Guide International, Inc. *	27,372	110,857
Houston Wire & Cable Company * (a)	1,035	25,637
Lin TV Corp. * (a)	3,277	44,403
LodgeNet Entertainment Corp. *	1,899	48,539
Time Warner Telecom, Inc., Class A *	15,492	340,979
TiVo, Inc. * (a)	9,466	55,565

		753,047
Cellular Communications - 0.39%
Brightpoint, Inc. * (a)	5,546	66,940
Dobson Communications Corp., Class A *	16,273	144,504
iPCS, Inc. *	1,835	94,044
Novatel Wireless, Inc * (a)	3,313	43,765
RF Micro Devices, Inc. *	20,876	166,591
Syniverse Holdings, Inc. *	2,558	28,905
USA Mobility, Inc. (a)	3,032	58,760

		603,509
Chemicals - 1.92%
A. Schulman, Inc.	2,716	57,280
Albany Molecular Research, Inc. *	3,060	28,948
American Vanguard Corp. (a)	2,049	35,366
Arch Chemicals, Inc.	2,639	81,070
Balchem Corp.	2,104	31,160
Cabot Microelectronics Corp. * (a)	2,647	86,636
Calgon Carbon Corp. * (a)	4,754	32,327
Cambrex Corp.	2,993	69,019
CF Industries Holdings, Inc.	6,010	232,347
Ferro Corp.	4,683	99,280
Georgia Gulf Corp. (a)	3,784	72,577
H.B. Fuller Company	6,421	160,332
Hercules, Inc. *	12,420	250,387
Innospec, Inc.	1,358	70,372
MacDermid, Inc.	3,017	104,418
Metabolix, Inc. *	876	16,311

The accompanying notes are an integral part of the financial statements. 254

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Minerals Technologies, Inc.	2,176	$134,673
Newmarket Corp.	1,891	82,996
Olin Corp.	7,928	137,154
OM Group, Inc. *	3,201	162,195
Omnova Solutions, Inc. *	4,637	28,193
Pioneer Companies, Inc. *	1,379	42,749
PolyOne Corp. *	10,231	68,650
Rockwood Holdings, Inc. *	3,840	104,640
Sensient Technologies Corp.	5,078	124,360
Terra Industries, Inc. * (a)	10,404	181,550
Tronox, Inc.	4,583	68,012
UAP Holding Corp.	5,622	142,630
W. R. Grace & Company * (a)	7,432	183,124
Zoltek Companies, Inc. * (a)	1,888	55,809

		2,944,565
Coal - 0.12%
Alpha Natural Resources, Inc. * (a)	5,695	82,179
International Coal Group, Inc. * (a)	12,464	63,691
James River Coal Company * (a)	1,637	12,147
Westmoreland Coal Company * (a)	916	20,454

		178,471
Colleges & Universities - 0.21%
Corinthian Colleges, Inc. *	9,442	131,716
DeVry, Inc.	6,643	183,612

		315,328
Commercial Services - 0.72%
CBIZ, Inc. * (a)	6,024	41,084
Cenveo, Inc. * (a)	5,850	129,051
Chemed Corp.	2,884	133,500
Coinmach Service Corp.	3,274	36,374
Color Kinetics, Inc. * (a)	1,770	32,391
DynCorp International, Inc. *	2,745	45,567
First Advantage Corp., Class A *	870	21,654
Live Nation, Inc. *	6,850	158,509
Medifast, Inc. * (a)	1,240	10,565
Morningstar, Inc. * (a)	1,530	78,382
PeopleSupport, Inc. *	2,590	54,804
Perficient, Inc. * (a)	2,044	39,715
Providence Service Corp. * (a)	1,460	32,120
Team, Inc. * (a)	791	27,021
TNS, Inc. *	2,764	46,380
Vertrue, Inc. *	893	43,560
Waste Services, Inc. * (a)	4,153	44,396
Wright Express Corp. *	4,430	126,166

		1,101,239
Computers & Business Equipment - 3.19%
3Com Corp. *	42,656	165,079
3D Systems Corp. * (a)	1,680	30,492
Acme Packet, Inc. *	1,475	24,500
Agilysys, Inc.	3,360	70,560
Avanex Corp. * (a)	18,143	33,927

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Avocent Corp. *	5,581	$177,643
Benchmark Electronics, Inc. *	7,636	164,021
Blue Coat Systems, Inc. * (a)	1,619	52,342
Brocade Communications Systems, Inc. *	43,083	388,178
CACI International, Inc., Class A *	3,329	154,799
CalAmp Corp. *	2,695	23,959
Cogent, Inc. * (a)	4,759	53,729
Digi International, Inc. *	2,718	36,340
Echelon Corp. * (a)	3,644	34,582
Electronics for Imaging, Inc. *	6,332	144,496
EMS Technologies, Inc. *	1,642	32,889
Extreme Networks, Inc. *	13,223	58,313
Falconstor Software, Inc. * (a)	4,208	42,290
Foundry Networks, Inc. *	15,900	232,140
Gateway, Inc. * (a)	31,028	64,228
Gerber Scientific, Inc. *	2,657	28,005
Henry, Jack & Associates, Inc.	8,681	203,656
Hypercom Corp. *	6,251	35,443
IHS, Inc., Class A *	2,539	95,340
InPhonic, Inc. * (a)	2,685	33,375
Intermec, Inc. * (a)	5,498	123,155
Internap Network Services Corp. * (a)	3,354	63,122
Ixia *	4,815	53,061
Komag, Inc. * (a)	3,359	114,172
Kronos, Inc. *	3,517	138,922
L-1 Identity Solutions, Inc. * (a)	7,097	112,771
Merge Technologies, Inc. * (a)	2,855	14,389
Micros Systems, Inc. *	4,235	236,144
Mindspeed Technologies, Inc. * (a)	12,908	31,366
Mobility Electronics, Inc. * (a)	3,378	11,012
MTS Systems Corp.	2,001	75,598
Ness Technologies, Inc. * (a)	3,081	42,795
NETGEAR, Inc. *	3,619	97,822
Netscout Systems, Inc. *	3,172	27,374
Palm, Inc. * (a)	9,984	165,235
Parametric Technology Corp. *	12,166	232,006
Pegasus Wireless Corp. * (a)	1,039	488
Plexus Corp. *	5,019	82,312
Quantum Corp. *	21,330	52,685
Rackable Systems, Inc. * (a)	3,058	53,240
Radiant Systems, Inc. * (a)	3,008	36,096
RadiSys Corp. *	2,313	36,360
SI International, Inc. *	1,477	41,386
Sigma Designs, Inc. * (a)	2,500	70,475
Silicon Storage Technology, Inc. *	9,579	50,769
Sonic Solutions * (a)	2,736	39,754
Standard Microsystems Corp. *	2,447	69,911
Stratasys, Inc. * (a)	1,156	42,402
Sykes Enterprises, Inc. *	3,238	51,938
Synaptics, Inc. *	2,741	67,264
Transmeta Corp. * (a)	23,270	16,754

The accompanying notes are an integral part of the financial statements. 255

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Trident Microsystems, Inc. *	6,227	$137,679
Virage Logic Corp. *	1,979	16,188
Witness Systems, Inc. *	3,677	97,919

		4,882,890
Construction & Mining Equipment - 0.50%
A.S.V., Inc. * (a)	2,396	37,378
Astec Industries, Inc. * (a)	1,859	71,497
Bucyrus International, Inc., Class A	3,432	174,860
Carbo Ceramics, Inc. (a)	2,204	95,037
Gulf Islands Fabrication, Inc.	1,339	45,874
Kaman Corp., Class A	2,684	61,222
Layne Christensen Company *	1,331	42,645
Matrix Service Company *	2,659	47,676
Washington Group International, Inc. *	3,139	184,008

		760,197
Construction Materials - 0.59%
Ameron International Corp.	969	71,590
Applied Industrial Technologies, Inc.	4,926	118,175
Clarcor, Inc.	5,661	175,434
Columbus McKinnon Corp. *	2,072	48,070
Comfort Systems USA, Inc.	4,519	61,504
Regal-Beloit Corp.	3,352	151,644
Simpson Manufacturing Company, Inc. (a)	4,053	134,641
Standex International Corp.	1,520	42,803
Universal Forest Products, Inc.	1,855	96,145

		900,006
Containers & Glass - 0.48%
Graphic Packaging Corp. *	8,341	40,037
Greif, Inc., Class A	1,795	210,787
Interpool, Inc.	1,400	34,160
Longview Fibre Company	7,224	177,855
Mobile Mini, Inc. *	3,888	104,704
Silgan Holdings, Inc.	2,554	125,682
TAL International Group, Inc.	1,784	42,762

		735,987
Cosmetics & Toiletries - 0.26%
Chattem, Inc. * (a)	1,911	101,990
Elizabeth Arden, Inc. *	2,807	61,136
Nu Skin Enterprises, Inc., Class A	6,359	107,912
Physicians Formula Holdings, Inc. *	986	19,947
Playtex Products, Inc. *	6,242	85,578
Revlon, Inc., Class A * (a)	22,166	27,929

		404,492
Crude Petroleum & Natural Gas - 0.90%
Allis-Chalmers Energy, Inc. * (a)	2,970	48,738
Arena Resources, Inc. * (a)	1,304	58,889
Bill Barrett Corp. * (a)	3,125	91,937
Bois d'Arc Energy, Inc. *	1,972	26,839
Cascade Natural Gas Corp.	1,752	45,552

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
Edge Petroleum Corp. * (a)	2,032	$25,542
EXCO Resources, Inc. *	5,704	99,364
Gasco Energy, Inc. * (a)	7,679	15,972
GMX Resources, Inc. * (a)	922	29,919
Goodrich Petroleum Corp. * (a)	1,557	53,265
Harvest Natural Resources, Inc. *	4,152	39,236
Hydril *	1,824	173,553
MarkWest Hydrocarbon, Inc.	671	42,045
Parallel Petroleum Corp. * (a)	4,158	79,626
Penn Virginia Corp.	2,054	143,123
Petroquest Energy, Inc. *	4,372	50,322
Quest Resource Corp. *	2,194	18,473
SulphCo, Inc. * (a)	4,288	13,721
Swift Energy Company *	3,193	124,016
Toreador Resources Corp. * (a)	1,389	33,350
Transmeridian Exploration, Inc. * (a)	7,990	32,040
Vaalco Energy, Inc. * (a)	6,641	42,702
Venoco, Inc. *	1,469	22,329
Western Refining, Inc. (a)	2,547	73,634

		1,384,187
Domestic Oil - 1.26%
Atlas America, Inc. *	1,907	101,853
Berry Petroleum Company, Class A	3,921	118,728
Brigham Exploration Company *	5,387	31,891
Carrizo Oil & Gas, Inc. * (a)	2,472	76,088
Comstock Resources, Inc. *	4,702	126,249
Delta Petroleum Corp. * (a)	5,789	115,780
Encore Aquisition Company *	5,804	140,863
Energy Partners, Ltd. *	4,226	91,704
EnergySouth, Inc.	954	37,883
Exploration Company * (a)	3,354	38,236
GeoGlobal Resources, Inc. * (a)	3,324	20,642
Giant Industries, Inc. *	1,601	120,939
Houston Exploration Company *	3,168	166,067
Mariner Energy, Inc. *	8,063	149,165
McMoran Exploration Company * (a)	2,705	34,597
Meridian Resource Corp. *	10,117	26,102
Oil States International, Inc. *	5,393	158,285
Stone Energy Corp. *	2,996	91,977
Syntroleum Corp. *	4,727	14,937
Union Drilling, Inc. *	1,757	21,348
Warren Resources, Inc. * (a)	5,953	66,733
Whiting Petroleum Corp. *	4,029	155,963
Williams Clayton Energy, Inc. *	573	17,608

		1,923,638
Drugs & Health Care - 2.13%
Abaxis, Inc. * (a)	2,146	48,950
Abiomed, Inc. * (a)	2,686	37,550
Acadia Pharmaceuticals, Inc. * (a)	2,574	17,915
Adams Respiratory Therapeutics, Inc. * (a)	3,329	120,909

The accompanying notes are an integral part of the financial statements. 256

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Drugs & Health Care (continued)
Alpharma Inc., Class A	4,646	$122,469
Ariad Pharmaceuticals, Inc. * (a)	7,130	34,438
Arrow International, Inc.	2,503	83,525
Bioenvision, Inc. * (a)	4,431	19,851
Biomarin Pharmaceutical, Inc. * (a)	10,026	170,743
Candela Corp. *	2,647	30,149
Cell Genesys, Inc. * (a)	6,889	22,320
CV Therapeutics, Inc. * (a)	6,538	83,490
Datascope Corp.	1,461	52,304
Dendreon Corp. * (a)	9,204	42,707
Depomed, Inc. * (a)	4,204	14,588
Diversa Corp. * (a)	3,501	26,293
Durect Corp. * (a)	7,371	29,705
Emisphere Technologies, Inc. * (a)	2,513	12,615
Gentiva Health Services, Inc. *	2,956	58,351
Healthextras, Inc. *	3,026	80,189
I-Flow Corp. * (a)	2,667	38,431
Illumina, Inc. * (a)	5,912	198,584
Immucor, Inc. *	7,404	220,195
Invacare Corp.	3,443	63,971
K-V Pharmaceutical Company, Class A *	4,249	104,738
Landauer, Inc.	1,058	53,820
Luminex Corp. * (a)	3,616	50,877
Mannatech, Inc. (a)	1,878	27,870
Matria Healthcare, Inc. * (a)	2,322	58,909
Maxygen, Inc. * (a)	3,443	37,976
Medical Action, Inc. *	1,650	36,652
Mentor Corp. (a)	3,948	189,544
Meridian Bioscience, Inc.	2,332	62,638
Molina Healthcare, Inc. *	1,405	43,780
New River Pharmaceuticals, Inc. * (a)	1,736	109,802
Northfield Laboratories, Inc. * (a)	3,366	13,094
Option Care, Inc. (a)	3,093	41,075
OraSure Technologies, Inc. * (a)	5,301	42,196
Pain Therapeutics, Inc. * (a)	3,935	31,047
Parexel International Corp. *	2,974	101,146
Perrigo Company	8,546	142,718
Quidel Corp. *	3,372	36,316
Res-Care, Inc. *	2,561	45,637
Savient Pharmaceuticals, Inc. * (a)	5,726	77,530
Vital Signs, Inc.	776	41,035
West Pharmaceutical Services, Inc.	3,530	159,768
Xenoport, Inc. *	2,232	57,541
Zymogenetics, Inc. * (a)	4,174	62,610

		3,258,561
Educational Services - 0.26%
eCollege.com * (a)	2,048	35,594
INVESTools, Inc. *	4,973	79,319
Leapfrog Enterprises, Inc., Class A *	3,793	39,220
Strayer Education, Inc.	1,563	184,262

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Educational Services (continued)
Universal Technical Institute, Inc. * (a)	2,427	$57,350

		395,745
Electrical Equipment - 1.40%
A.O. Smith Corp.	2,223	85,963
Aaon, Inc.	1,173	32,574
American Science & Engineering, Inc. * (a)	1,009	51,621
Anaren, Inc. *	1,988	33,140
Anixter International, Inc. *	3,566	221,092
Audiovox Corp., Class A *	1,834	27,693
Baldor Electric Company	3,469	126,272
Capstone Turbine Corp. * (a)	13,426	11,815
Cohu, Inc.	2,434	45,370
DTS, Inc. *	1,974	47,751
Encore Wire Corp. * (a)	2,575	66,847
Excel Technology, Inc. *	1,415	37,795
FLIR Systems, Inc. * (a)	7,133	247,943
Genlyte Group, Inc. *	2,712	188,186
Greatbatch, Inc. *	2,404	62,408
Lamson & Sessions Company * (a)	1,608	48,449
Littelfuse, Inc. *	2,446	90,086
Methode Electronics, Inc., Class A	4,210	45,510
Plug Power, Inc. * (a)	8,257	28,734
Powell Industries, Inc. *	894	26,963
Power-One, Inc. * (a)	7,737	47,660
Universal Electronics, Inc. *	1,677	43,803
Varian, Inc. *	3,373	183,592
Vicor Corp.	2,315	21,622
W.H. Brady Company, Class A	4,912	160,819
Watsco, Inc.	3,048	153,528

		2,137,236
Electrical Utilities - 1.73%
Allete, Inc.	2,751	128,829
Avista Corp.	5,692	133,193
Black Hills Corp. (a)	3,650	131,583
CH Energy Group, Inc. (a)	1,754	83,069
Cleco Corp.	6,190	162,178
Duquesne Light Holdings, Inc.	9,662	194,303
El Paso Electric Company *	5,340	125,704
Empire District Electric Company	3,384	81,182
IDACORP, Inc.	4,639	161,623
Integrys Energy Group, Inc. (a)	3,160	176,161
ITC Holdings Corp.	1,979	86,898
MGE Energy, Inc. (a)	2,328	77,779
NorthWestern Corp.	3,888	140,201
Otter Tail Corp. (a)	3,260	106,667
Pike Electric Corp. * (a)	1,781	31,916
PNM Resources, Inc.	8,206	250,775
Portland General Electric Company	2,908	82,267
UIL Holding Corp.	2,687	97,887
Unisource Energy Corp.	3,834	145,347

The accompanying notes are an integral part of the financial statements. 257

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
Westar Energy, Inc.	9,436	$253,545

		2,651,107
Electronics - 2.06%
Adaptec, Inc. *	12,702	46,362
Anadigics, Inc. * (a)	5,218	63,712
Analogic Corp.	1,515	84,764
Ansoft Corp. *	1,833	56,805
Bel Fuse, Inc., Class B	1,165	37,035
Belden CDT, Inc. (a)	4,620	214,242
Bookham, Inc * (a)	8,247	21,607
Checkpoint Systems, Inc. *	4,299	84,088
Comtech Group, Inc. * (a)	1,685	25,022
CTS Corp.	3,968	53,766
Cubic Corp.	1,753	36,988
Daktronics, Inc. (a)	4,242	113,134
Electro Scientific Industries, Inc. *	3,204	68,950
Enersys * (a)	5,135	88,065
FEI Company *	2,597	85,182
Franklin Electric, Inc. (a)	2,479	120,132
Hutchinson Technology, Inc. * (a)	2,814	63,653
II-VI, Inc. *	2,564	79,279
Imation Corp.	3,791	157,744
Integrated Electrical Services, Inc. * (a)	1,755	41,155
Itron, Inc. * (a)	2,760	178,351
Kemet Corp. *	9,455	73,749
LoJack Corp. * (a)	2,123	40,422
Maxwell Technologies, Inc. * (a)	1,506	20,798
Measurement Specialties, Inc. * (a)	1,601	36,919
Medis Technologies, Ltd. * (a)	2,420	41,576
Mentor Graphics Corp. *	8,779	148,277
Mercury Computer Systems, Inc. *	2,452	31,190
MoSys, Inc. * (a)	2,706	21,026
Multi-Fineline Electronix, Inc. * (a)	1,012	18,631
Newport Corp. *	4,432	79,156
OSI Systems, Inc. * (a)	1,664	41,600
Park Electrochemical Corp.	2,220	62,071
Photon Dynamics, Inc. *	2,076	24,497
RAE Systems, Inc. * (a)	4,200	13,524
Rogers Corp. *	1,912	92,560
SiRF Technology Holdings, Inc. * (a)	5,611	160,419
Supertex, Inc. *	1,263	51,846
Sycamore Networks, Inc. *	19,805	75,853
Taser International, Inc. * (a)	6,527	51,824
Technitrol, Inc.	4,436	97,548
TTM Technologies, Inc. *	4,638	52,595
Universal Display Corp. * (a)	2,663	34,672
X-Rite, Inc. (a)	3,294	38,902
Zoran Corp. *	5,382	88,642
Zygo Corp. *	2,088	33,387

		3,151,720

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 0.76%
Alon USA Energy, Inc. (a)	1,334	$37,552
Aventine Renewable Energy Holdings Inc * (a)	3,379	53,997
Energy Conversion Devices, Inc. * (a)	4,250	127,925
Evergreen Energy, Inc. * (a)	7,811	61,316
Evergreen Solar, Inc. * (a)	7,347	72,735
Fuelcell Energy, Inc. * (a)	5,911	40,786
Hanover Compressor Company * (a)	11,118	244,040
Headwaters, Inc. * (a)	4,630	109,129
New Jersey Resources Corp.	3,043	150,294
Ormat Technologies, Inc. (a)	959	37,257
Pacific Ethanol, Inc. * (a)	3,014	49,972
Rosetta Resources, Inc. * (a)	5,541	101,788
SunPower Corp., Class A. * (a)	1,109	48,020
VeraSun Energy Corp. * (a)	2,032	35,215

		1,170,026
Financial Services - 2.26%
Accredited Home Lenders Holding Company * (a)	2,344	52,693
Advance America Cash Advance Centers, Inc. (a)	7,470	101,816
Advanta Corp., Class B	2,116	88,385
Asset Acceptance Capital Corp. *	1,858	27,405
Asta Funding, Inc. (a)	1,316	43,533
Bankrate, Inc. * (a)	1,122	45,542
Calamos Asset Management, Inc.	2,588	67,340
Cass Information Systems, Inc. (a)	729	24,582
CharterMac (a)	5,843	111,426
City Holding Company	2,003	78,798
Clayton Holdings, Inc. *	1,044	23,156
Cohen & Steers, Inc. (a)	1,498	62,661
Credit Acceptance Corp. * (a)	992	24,294
Delphi Financial Group, Inc.	4,645	182,502
Dollar Financial Corp. *	1,359	34,818
Federal Agricultural Mortgage Corp., Class C (a)	1,365	34,944
Financial Federal Corp. (a)	3,008	81,487
Fremont General Corp. (a)	7,205	63,404
Friedman, Billings, Ramsey Group, Inc.	16,070	108,955
GFI Group, Inc. * (a)	1,305	80,401
Heartland Payment Systems, Inc. (a)	1,604	39,972
Interactive Data Corp.	3,872	93,122
International Securities Exchange
Holdings, Inc.	4,162	192,493
Investors Bancorp, Inc. *	5,935	89,619
Irwin Financial Corp. (a)	2,248	46,444
KBW, Inc. *	756	26,415
Knight Capital Group, Inc. *	11,409	180,376
LaBranche & Company, Inc. * (a)	5,823	50,485
MarketAxess Holdings, Inc. * (a)	3,685	51,664
Marlin Business Services Corp. * (a)	1,471	33,730
National Financial Partners Corp.	4,084	188,517
NBT Bancorp, Inc.	3,800	85,234
Ocwen Financial Corp. * (a)	3,606	41,938
optionsXpress Holdings, Inc.	2,291	53,174
Penson Worldwide, Inc. *	883	23,947

The accompanying notes are an integral part of the financial statements. 258

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Piper Jaffray Companies, Inc. *	2,027	$131,978
Portfolio Recovery Associates, Inc. * (a)	1,758	77,422
Sanders Morris Harris Group, Inc.	2,203	23,308
Stifel Financial Corp. * (a)	1,333	63,517
SWS Group, Inc.	2,617	68,984
Taylor Capital Group, Inc.	728	26,623
UMB Financial Corp.	3,380	127,527
United Community Financial Corp.	3,480	37,549
United Panam Financial Corp. *	1,329	16,506
Waddell & Reed Financial, Inc., Class A	9,266	225,905
World Acceptance Corp. * (a)	2,017	82,697
WSFS Financial Corp.	745	49,990

		3,467,278
Food & Beverages - 1.07%
Chiquita Brands International, Inc. (a)	4,639	67,265
Coca-Cola Bottling Company	558	32,660
Diamond Foods, Inc. (a)	1,884	31,463
Flowers Foods, Inc.	5,688	167,170
Green Mountain Coffee Roasters, Inc. * (a)	541	30,345
Hain Celestial Group, Inc. *	3,434	99,620
Imperial Sugar Company (a)	1,270	39,205
J & J Snack Foods Corp.	1,546	61,361
Jones Soda Company * (a)	3,002	36,955
Lance, Inc.	3,449	68,842
M & F Worldwide Corp. *	1,172	45,415
MGP Ingredients, Inc. (a)	1,145	22,717
Morton's Restaurant Group, Inc. *	1,252	23,537
Nuco2, Inc. * (a)	1,774	43,534
Performance Food Group Company *	3,812	112,340
Pilgrim's Pride Corp. (a)	4,413	135,214
Premium Standard Farms, Inc.	1,652	34,345
Ralcorp Holdings, Inc. *	2,908	168,722
Sanderson Farms, Inc. (a)	1,885	60,980
Seabord Corp.	39	83,850
Spartan Stores, Inc.	2,387	56,309
Tootsie Roll Industries, Inc. (a)	3,937	118,976
TreeHouse Foods, Inc. *	3,416	98,552

		1,639,377
Forest Products - 0.06%
Caraustar Industries, Inc. *	3,166	24,917
Deltic Timber Corp. (a)	1,165	60,370

		85,287
Funeral Services - 0.06%
Stewart Enterprises, Inc., Class A	11,719	92,697

Furniture & Fixtures - 0.32%
American Woodmark Corp. (a)	1,275	50,668
Ethan Allen Interiors, Inc. (a)	3,569	131,553
Furniture Brands International, Inc. (a)	4,844	77,698
Hooker Furniture Corp.	1,420	26,767
Kimball International, Inc., Class B	2,722	57,244
La-Z-Boy, Inc. (a)	5,652	77,772

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Furniture & Fixtures (continued)
Sealy Corp. (a)	2,210	$38,122
Stanley Furniture Company, Inc. (a)	1,351	29,060

		488,884
Gas & Pipeline Utilities - 1.03%
American States Water Company (a)	1,889	71,593
Aquila, Inc. *	40,738	168,655
Aurora Oil & Gas Corp. *	10,422	25,638
California Water Service Group (a)	2,120	81,154
Crosstex Energy, Inc. (a)	3,500	113,575
Nicor, Inc. (a)	4,766	221,810
Northwest Natural Gas Company	3,037	134,448
Piedmont Natural Gas, Inc. (a)	8,223	206,644
South Jersey Industries, Inc.	3,181	110,063
Southwest Gas Corp.	4,326	160,581
Southwest Water Company (a)	2,874	36,442
The Laclede Group, Inc.	2,397	74,786
WGL Holdings, Inc.	5,248	165,417

		1,570,806
Healthcare Products - 2.71%
Adeza Biomedical Corp. *	1,743	42,285
Align Technology, Inc. * (a)	6,103	100,211
American Medical Systems Holdings, Inc. * (a)	7,640	155,398
Angiodynamics, Inc. *	2,190	52,560
Arthrocare Corp. * (a)	2,874	104,470
Aspect Medical Systems, Inc. * (a)	1,815	29,312
Biosite, Inc. * (a)	1,798	95,510
Bruker BioSciences Corp. *	4,724	42,563
Cerus Corp. * (a)	3,527	18,834
Computer Programs & Systems, Inc.	1,083	31,169
Conceptus, Inc. * (a)	2,406	45,185
CONMED Corp. *	3,113	85,172
Cyberonics, Inc. * (a)	2,397	49,091
Cypress Biosciences, Inc. *	3,425	26,578
DJO, Inc. *	2,485	97,362
Foxhollow Technologies, Inc. * (a)	2,413	53,955
Haemonetics Corp. *	2,904	130,680
Health Tronics, Inc. *	4,216	26,013
Hologic, Inc. *	5,747	316,372
ICU Medical, Inc. *	1,596	62,340
Intralase Corp. *	2,362	58,247
Inverness Medical Innovations, Inc. *	3,667	154,747
Kensey Nash Corp. * (a)	1,322	37,888
Kyphon, Inc. *	4,832	217,972
LCA-Vision, Inc. (a)	2,295	100,062
LifeCell Corp. * (a)	3,701	88,343
Mannkind Corp. *	3,487	55,478
Merit Medical Systems, Inc. *	3,116	43,842
Molecular Devices Corp. *	1,847	65,181
Natus Medical, Inc. * (a)	2,450	39,469
Nuvasive, Inc. * (a)	3,636	85,919
Owens & Minor, Inc.	4,383	144,507

The accompanying notes are an integral part of the financial statements. 259

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Polymedica Corp.	2,552	$105,653
PSS World Medical, Inc. *	7,409	153,663
Sirona Dental Systems, Inc. *	1,924	71,611
SonoSite, Inc. * (a)	1,827	54,956
Spectranetics Corp. * (a)	3,427	36,018
Stereotaxis, Inc. * (a)	2,674	30,778
STERIS Corp.	7,358	190,572
SurModics, Inc. * (a)	1,766	65,360
Symmetry Medical, Inc. *	3,899	58,134
The Medicines Company * (a)	5,486	147,957
Thermogenesis Corp. * (a)	5,974	18,340
Thoratec Corp. * (a)	5,807	114,108
USANA Health Sciences, Inc. * (a)	1,034	60,044
Ventana Medical Systems, Inc. *	3,158	127,109
Viasys Healthcare, Inc. *	3,533	109,276
Wright Medical Group, Inc. *	3,769	84,237
Zoll Medical Corp. *	2,117	58,874

		4,143,405
Healthcare Services - 1.36%
Air Methods Corp. * (a)	1,254	31,337
Amedisys, Inc. *	2,835	90,663
AMERIGROUP Corp. *	5,646	186,770
AMN Healthcare Services, Inc. *	3,548	98,634
Apria Healthcare Group, Inc. *	4,674	148,867
Capital Senior Living Corp. *	2,622	28,265
CorVel Corp. *	811	24,427
Cross Country Healthcare, Inc. *	3,540	67,437
Enzo Biochem, Inc. * (a)	3,165	45,734
Five Star Quality Care, Inc. *	3,523	40,268
Genesis HealthCare Corp. *	2,151	135,621
Healthspring, Inc. *	2,031	42,915
Healthways, Inc. *	3,795	165,045
Horizon Health Corp. * (a)	1,780	34,781
Kindred Healthcare, Inc. *	3,119	102,677
LHC Group, Inc. *	1,407	40,353
Magellan Health Services, Inc. *	4,065	169,958
National Healthcare Corp.	778	42,619
Odyssey Healthcare, Inc. *	3,921	53,247
Palomar Medical Technologies, Inc. * (a)	1,902	77,754
Phase Forward, Inc. *	3,805	50,340
Radiation Therapy Services, Inc. * (a)	1,438	43,399
Sun Healthcare Group, Inc. *	3,539	46,538
Symbion, Inc. * (a)	2,071	43,243
The Advisory Board Company *	2,033	105,736
Town Sports International Holdings, Inc. *	1,091	21,427
United Surgical Partners International, Inc. *	4,895	149,493

		2,087,548
Holdings Companies/Conglomerates - 0.22%
Florida East Coast, Inc.	3,824	232,691
PICO Holdings, Inc. * (a)	1,222	51,446

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Holdings Companies/Conglomerates
(continued)
United Industrial Corp. (a)	1,038	$56,000

		340,137
Homebuilders - 0.25%
AMREP Corp. * (a)	170	15,366
Champion Enterprises, Inc. *	8,468	67,151
Hovnanian Enterprises, Inc., Class A * (a)	5,432	168,935
M/I Homes, Inc. (a)	1,257	39,508
Meritage Homes Corp. * (a)	2,471	95,751

		386,711
Hotels & Restaurants - 2.18%
AFC Enterprises, Inc. * (a)	2,960	50,882
Ameristar Casinos, Inc. (a)	2,819	91,392
Applebee's International, Inc.	8,086	206,678
BJ's Restaurants, Inc. * (a)	1,792	36,521
Bob Evans Farms, Inc.	3,914	141,530
Buffalo Wild Wings, Inc. * (a)	824	45,320
California Pizza Kitchen, Inc. * (a)	2,192	70,100
CBRL Group, Inc.	3,377	157,571
CEC Entertainment, Inc. *	3,628	154,698
Century Casinos, Inc. * (a)	2,410	24,534
Chipotle Mexican Grill, Inc. *	2,657	148,075
CKE Restaurants, Inc.	7,443	143,799
Cosi, Inc. * (a)	3,750	21,787
Denny's Corp. *	10,350	49,059
Domino's Pizza, Inc.	4,182	129,057
IHOP Corp. (a)	2,007	111,830
Jack in the Box, Inc. *	3,830	261,742
Krispy Kreme Doughnuts, Inc. * (a)	6,031	61,335
Landry's Restaurants, Inc. (a)	1,787	52,574
Lodgian, Inc. *	2,392	32,005
Luby's Cafeterias, Inc. *	2,337	24,141
Magna Entertainment Corp., Class A * (a)	4,521	18,491
Marcus Corp.	2,285	50,316
McCormick & Schmick's Seafood
Restaurants, Inc. *	1,401	35,263
Morgans Hotel Group Company * (a)	2,081	36,334
MTR Gaming Group, Inc. *	2,709	35,461
O'Charley's, Inc. *	2,611	54,753
P.F. Chang's China Bistro, Inc. * (a)	2,902	126,788
Papa Johns International, Inc. *	2,713	80,115
Peets Coffee & Tea, Inc. * (a)	1,612	40,864
RARE Hospitality International, Inc. *	3,726	114,984
Red Robin Gourmet Burgers, Inc. * (a)	1,841	72,683
Ruby Tuesday, Inc.	6,414	187,930
Ruth's Chris Steak House, Inc. * (a)	1,980	42,728
Sonic Corp. *	7,572	164,085
Texas Roadhouse, Inc., Class A * (a)	5,772	84,560
The Steak & Shake Company *	3,029	52,069
Triarc Companies, Inc.	6,725	121,252

		3,333,306

The accompanying notes are an integral part of the financial statements. 260

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Appliances - 0.13%
Consolidated Tomoka Land Company	666	$51,029
Drew Industries, Inc. * (a)	2,080	59,904
Lifetime Brands, Inc.	1,407	27,226
National Presto Industries, Inc.	555	35,087
Technical Olympic USA, Inc. (a)	2,242	20,200

		193,446
Household Products - 0.49%
Blyth, Inc.	2,869	58,814
Central Garden & Pet Company * (a)	7,086	99,346
iRobot Corp. * (a)	1,352	18,806
Martha Stewart Living
Omnimedia, Inc., Class A * (a)	2,815	52,415
Select Comfort Corp. * (a)	5,866	108,697
Smith & Wesson Holding Corp. * (a)	3,042	37,782
Tempur-Pedic International, Inc. (a)	5,423	134,978
Tupperware Brands Corp.	6,670	156,145
TurboChef Technologies, Inc. * (a)	1,558	23,386
WD-40 Company	1,981	63,194

		753,563
Housing & Urban Development - 0.02%
Cavco Industries, Inc. *	750	24,757

Industrial Machinery - 1.43%
Actuant Corp., Class A (a)	2,985	155,817
Albany International Corp., Class A (a)	2,939	100,514
Badger Meter, Inc. (a)	1,608	47,452
Briggs & Stratton Corp. (a)	5,563	162,662
Cascade Corp.	1,368	77,525
Chart Industries, Inc. *	1,658	28,169
Circor International, Inc.	1,806	62,235
Cognex Corp.	5,112	112,106
Dionex Corp. *	2,190	134,948
EnPro Industries, Inc. *	2,314	87,909
Gehl Company *	1,203	30,508
Gorman Rupp Company	1,300	37,440
H&E Equipment Services, Inc. *	1,275	33,673
Intevac, Inc. * (a)	2,318	63,212
Kadant, Inc. *	1,468	34,410
Lindsay Manufacturing Company (a)	1,255	43,097
Lufkin Industries, Inc.	1,628	87,651
Middleby Corp. * (a)	737	81,276
NACCO Industries, Inc., Class A	595	76,416
NATCO Group, Inc. *	1,613	55,890
OYO Geospace Corp. * (a)	444	30,179
Presstek, Inc. * (a)	3,562	20,945
Raser Technologies, Inc. *	2,447	12,406
Robbins & Myers, Inc.	1,453	56,914
Rofin Sinar Technologies, Inc. *	1,675	100,734
Sauer-Danfoss, Inc.	1,140	42,112
Tecumseh Products Company, Class A * (a)	1,973	33,580
Tennant Company	1,846	56,820
Tredegar Industries, Inc.	3,731	83,239

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery (continued)
Valmont Industries, Inc.	1,977	$112,135
Watts Water Technologies, Inc., Class A (a)	3,176	119,608

		2,181,582
Industrials - 0.14%
Brookfield Homes Corp. (a)	1,371	48,670
Clean Harbors, Inc. *	1,707	86,221
GrafTech International, Ltd. *	10,864	85,826

		220,717
Insurance - 2.38%
21st Century Insurance Group (a)	3,679	77,884
Alfa Corp. (a)	3,764	68,542
American Equity Investment Life Holding
Company (a)	6,306	83,618
American Physicians Capital, Inc. *	1,150	42,642
Amtrust Financial Services, Inc. (a)	3,072	33,178
Argonaut Group, Inc. *	3,451	121,510
Bristol West Holdings, Inc.	1,717	27,901
CNA Surety Corp. *	1,833	36,183
Commerce Group, Inc.	5,980	171,447
Crawford & Company, Class B	2,683	15,910
Direct General Corp.	1,745	36,261
Donegal Group, Inc.	1,606	27,559
FBL Financial Group, Inc., Class A	1,639	63,806
First Mercury Financial Corp. *	1,430	32,304
FPIC Insurance Group, Inc. *	1,219	53,953
Harleysville Group, Inc.	1,619	52,634
Hilb, Rogal and Hamilton Company	3,949	178,890
Horace Mann Educators Corp.	4,835	97,860
Infinity Property & Casualty Corp.	2,294	105,937
James River Group, Inc. *	1,149	32,471
LandAmerica Financial Group, Inc. (a)	1,938	134,827
Meadowbrook Insurance Group, Inc. *	3,029	31,895
Midland Company	1,313	56,026
National Interstate Corp.	1,769	46,365
National Western Life Insurance Company,
Class A *	290	66,103
Navigators Group, Inc. *	1,469	73,009
Nymagic, Inc.	731	28,779
Odyssey Re Holdings Corp.	1,396	54,388
Ohio Casualty Corp.	6,990	208,442
Phoenix Companies, Inc.	12,430	177,500
PMA Capital Corp., Class A *	3,889	36,518
Presidential Life Corp.	2,563	52,336
ProAssurance Corp. *	3,655	188,233
RLI Corp.	2,481	139,085
Safety Insurance Group, Inc.	1,610	68,377
SCPIE Holdings, Inc. *	1,254	29,130
SeaBright Insurance Holdings, Inc. *	1,938	36,415
Selective Insurance Group, Inc.	6,474	158,225
State Auto Financial Corp.	1,677	54,352
Stewart Information Services Corp.	1,910	77,546

The accompanying notes are an integral part of the financial statements. 261

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Tower Group, Inc.	1,902	$65,010
Triad Guaranty, Inc. * (a)	1,296	58,916
U.S.I. Holdings Corp. *	5,042	84,101
United Fire & Casualty Company	2,359	81,739
Universal American Financial Corp. *	4,347	83,419
Zenith National Insurance Corp.	4,068	195,874

		3,647,100
International Oil - 0.15%
ATP Oil & Gas Corp. *	2,238	92,206
Callon Petroleum Company *	2,357	31,395
Parker Drilling Company *	11,891	101,906

		225,507
Internet Content - 0.55%
Audible, Inc. * (a)	2,953	28,142
CMGI, Inc. *	50,754	78,161
CNET Networks, Inc. * (a)	16,418	144,150
Harris Interactive, Inc. *	6,252	35,449
InfoSpace, Inc. *	3,418	77,930
Internet Cap Group, Inc. *	4,379	50,096
Jupitermedia Corp. * (a)	2,582	22,102
Liquidity Services, Inc. *	898	16,209
Move, Inc. *	11,059	66,022
NetRatings, Inc. *	1,493	30,950
ProQuest Company * (a)	2,919	31,905
RightNow Technologies, Inc. * (a)	1,703	28,389
Safeguard Scientifics, Inc. * (a)	13,716	38,816
Schawk, Inc., Class A (a)	1,814	31,836
Sohu.com, Inc. *	2,829	65,237
The Knot, Inc. * (a)	2,107	49,809
TheStreet.com, Inc. (a)	1,951	21,754
WebSideStory, Inc. * (a)	1,869	23,736

		840,693
Internet Retail - 0.33%
1-800-Flowers.com, Inc. *	2,881	21,060
Ariba, Inc. * (a)	8,192	76,268
Blue Nile, Inc. * (a)	1,482	57,798
Drugstore.com, Inc. * (a)	9,393	26,019
NetFlix, Inc. * (a)	4,933	111,140
Overstock.com, Inc. * (a)	1,150	20,918
PetMed Express, Inc. * (a)	1,986	25,123
Priceline.com, Inc. *	2,539	133,069
Stamps.com, Inc. *	2,152	33,378

		504,773
Internet Service Provider - 0.41%
Cogent Communications Group, Inc. *	2,305	52,001
Covad Communications Group, Inc. * (a)	33,652	40,382
Earthlink, Inc. *	13,443	95,714
Equinix, Inc. * (a)	3,117	257,682
eSPEED, Inc., Class A *	2,393	20,365
Online Resources Corp. * (a)	2,737	28,328
Terremark Worldwide, Inc. * (a)	4,418	35,079

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Service Provider
(continued)
United Online, Inc.	7,071	$92,984

		622,535
Internet Software - 0.98%
Agile Software Corp. *	6,413	41,107
Art Technology Group, Inc. *	12,707	27,574
Chordiant Software, Inc. *	3,685	33,714
Cybersource Corp. *	3,455	42,220
DealerTrack Holdings, Inc. *	1,314	38,040
Digital River, Inc. *	4,302	238,288
eResearch Technology, Inc. * (a)	5,657	40,052
Interwoven, Inc. *	4,681	71,245
Lionbridge Technologies, Inc. *	6,916	37,139
NIC, Inc. *	4,074	21,551
Openwave Systems, Inc. * (a)	10,360	84,538
RealNetworks, Inc. *	11,601	94,664
S1 Corp. *	7,859	40,710
Safenet, Inc. *	2,872	78,836
Sapient Corp. * (a)	9,076	56,634
TIBCO Software, Inc. *	22,974	207,915
VASCO Data Security International, Inc. *	2,752	48,408
Vignette Corp. *	3,319	59,211
WebEx Communications, Inc. *	4,557	197,910
WebMethods, Inc. *	6,159	41,820

		1,501,576
Investment Companies - 0.45%
Apollo Investment Corp.	8,637	195,887
Ares Cap Corp.	5,677	114,789
Capital Southwest Corp. (a)	299	41,184
GAMCO Investors, Inc.	732	28,555
Gladstone Capital Corp. (a)	1,669	36,818
Harris & Harris Group, Inc. * (a)	2,496	29,952
MCG Capital Corp.	6,325	119,859
Medallion Financial Corp.	1,973	22,236
MVC Capital, Inc.	1,979	31,585
NGP Capital Resources Company (a)	2,263	34,941
Technology Investment Capital Corp. (a)	2,494	40,827

		696,633
Leisure Time - 1.58%
Ambassadors International, Inc.	762	32,263
Arctic Cat, Inc.	1,444	26,815
Bally Technologies, Inc. * (a)	5,721	125,004
Blockbuster, Inc., Class A *	20,938	139,028
Bluegreen Corp. *	2,477	30,170
Callaway Golf Company (a)	8,318	125,602
Carmike Cinemas, Inc. (a)	1,496	33,929
Churchill Downs, Inc.	1,027	45,044
Dover Downs Gaming & Entertainment, Inc.	1,838	22,442
Gaylord Entertainment Company *	4,405	237,738
Isle of Capri Casinos, Inc. * (a)	1,784	47,900
K2, Inc. *	5,214	61,004

The accompanying notes are an integral part of the financial statements. 262

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Time (continued)
Lakes Gaming, Inc. * (a)	2,802	$24,966
Life Time Fitness, Inc. * (a)	3,317	158,553
Monarch Casino & Resort, Inc. *	1,259	32,759
Multimedia Games, Inc. * (a)	3,219	33,993
Parkervision, Inc. * (a)	2,199	23,991
Pinnacle Entertainment, Inc. *	5,206	168,362
Polaris Industries, Inc. (a)	4,275	204,730
Progressive Gaming International Corp. * (a)	3,952	31,814
RC2 Corp. *	2,296	90,738
Riviera Holdings Corp. *	1,210	24,381
Shuffle Master, Inc. * (a)	3,846	81,804
Six Flags, Inc. *	7,403	45,825
Speedway Motorsports, Inc.	1,642	61,361
Steinway Musical Instruments, Inc. *	931	29,838
The Nautilus Group, Inc. (a)	3,651	62,980
Topps, Inc.	4,268	39,095
Trump Entertainment Resorts, Inc. * (a)	3,435	60,422
Vail Resorts, Inc. * (a)	3,300	171,468
West Marine, Inc. * (a)	1,637	27,436
WMS Industries, Inc. *	2,962	110,868

		2,412,323
Life Sciences - 0.19%
American Ecology Corp. (a)	1,765	33,270
Dawson Geophysical Company * (a)	888	37,394
Incyte Corp. * (a)	9,299	59,606
Ionatron, Inc. * (a)	3,709	19,546
Pharmanet Development Group, Inc. * (a)	1,965	39,929
Senomyx, Inc. * (a)	3,398	42,883
Symyx Technologies, Inc. *	3,738	62,462

		295,090
Liquor - 0.08%
Boston Beer Company, Inc. *	1,078	35,347
Central European Distribution Corp. * (a)	3,466	94,206

		129,553
Manufacturing - 1.64%
Acuity Brands, Inc.	4,887	270,740
American Railcar Industries, Inc.	1,034	31,682
AptarGroup, Inc.	3,827	251,817
Barnes Group, Inc.	4,302	96,064
Blout International, Inc. *	4,051	47,842
Ceradyne, Inc. * (a)	2,929	151,136
Coherent, Inc. *	3,381	101,633
ESCO Technologies, Inc. *	2,809	122,444
Freightcar America, Inc. (a)	689	34,133
Gen Tek, Inc. * (a)	1,203	41,371
General Cable Corp. *	5,501	274,775
Goodman Global, Inc. *	2,528	48,032
Hexcel Corp. * (a)	10,202	184,248
Input/Output, Inc. * (a)	7,643	103,715
Insteel Industries, Inc.	1,587	29,217
Kaydon Corp.	3,093	134,143

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing (continued)
Koppers Holdings, Inc.	1,147	$28,136
Lancaster Colony Corp.	2,693	114,049
Mine Safety Appliances Company (a)	3,388	137,722
Nordson Corp.	3,232	157,657
Radyne Corp. * (a)	2,270	22,201
Raven Industries, Inc. (a)	1,829	52,876
Reddy Ice Holdings, Inc.	1,919	51,775
Volcano, Corp. *	989	18,801

		2,506,209
Medical-Hospitals - 0.65%
AmSurg Corp. *	3,358	77,402
Centene Corp. *	4,739	114,305
Cepheid, Inc. * (a)	6,066	48,346
DexCom, Inc. * (a)	1,710	13,834
EV3, Inc. * (a)	1,807	35,489
Hana Biosciences, Inc. * (a)	3,610	13,754
Hythiam, Inc. * (a)	2,917	23,336
IRIS International, Inc. *	2,131	24,166
Medcath Corp. *	963	27,946
MWI Veterinary Supply, Inc. *	702	21,783
Neurometrix, Inc. * (a)	1,464	16,660
Northstar Neuroscience, Inc. *	1,252	15,074
Novavax, Inc. * (a)	7,088	23,532
NxStage Medical, Inc. * (a)	1,471	18,020
Psychiatric Solutions, Inc. *	5,799	231,728
RehabCare Group, Inc. *	2,033	30,902
Sunrise Senior Living, Inc. * (a)	4,865	190,659
Vital Images, Inc. *	1,863	64,031

		990,967
Metal & Metal Products - 0.90%
A. M. Castle & Company	1,138	32,774
Ampco-Pittsburgh Corp.	776	19,672
Brush Engineered Materials, Inc. *	2,123	95,153
Dynamic Materials Corp. (a)	1,357	42,433
Gibraltar Industries, Inc.	2,668	62,031
L.B. Foster Company * (a)	1,132	22,357
Ladish Company, Inc. * (a)	1,547	64,665
Matthews International Corp., Class A	3,543	141,755
Metal Management, Inc.	2,831	113,353
Mueller Industries, Inc.	4,041	120,422
Mueller Water Products, Inc.	12,188	181,601
NN, Inc.	2,248	26,594
Quanex Corp.	4,112	160,738
RBC Bearings, Inc. *	2,287	74,625
RTI International Metals, Inc. *	2,481	214,061

		1,372,234
Mining - 0.61%
AMCOL International Corp. (a)	2,404	68,153
Cleveland-Cliffs, Inc.	4,536	255,830
Coeur d'Alene Mines Corp. * (a)	30,275	136,843
Compass Minerals International, Inc. (a)	3,532	115,391

The accompanying notes are an integral part of the financial statements. 263

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mining (continued)
Hecla Mining Company *	12,998	$100,085
Royal Gold, Inc. (a)	2,121	70,205
Stillwater Mining Company * (a)	4,535	57,731
USEC, Inc. * (a)	9,480	134,426

		938,664
Mobile Homes - 0.14%
Fleetwood Enterprises, Inc. * (a)	7,089	65,715
Skyline Corp.	864	29,601
Winnebago Industries, Inc. (a)	3,570	116,096

		211,412
Newspapers - 0.13%
Journal Register Company	4,654	33,043
Lee Enterprises, Inc.	4,985	158,822

		191,865
Office Furnishings & Supplies - 0.63%
Acco Brands Corp. *	4,931	107,397
Global Imaging Systems, Inc. *	5,710	114,600
Herman Miller, Inc.	7,190	276,599
IKON Office Solutions, Inc.	11,929	166,768
Knoll, Inc.	3,306	76,534
The Standard Register Company	2,248	29,471
United Stationers, Inc. *	3,440	189,200

		960,569
Paper - 0.54%
Bowater, Inc. (a)	6,069	146,748
Buckeye Technologies, Inc. *	4,289	54,556
Chesapeake Corp.	2,439	37,634
Mercer International, Inc. * (a)	3,052	38,272
Neenah Paper, Inc.	1,699	63,033
P.H. Glatfelter Company	4,944	83,900
Potlatch Corp.	4,203	189,976
Rock-Tenn Company, Class A	3,686	119,684
Wausau-Mosinee Paper Corp.	5,066	73,305
Xerium Technologies, Inc.	2,636	26,913

		834,021
Petroleum Services - 1.28%
Atwood Oceanics, Inc. *	2,917	147,600
Basic Energy Services, Inc. *	1,462	33,290
Bronco Drilling Company, Inc. * (a)	1,565	23,506
Complete Production Services, Inc. *	2,858	54,902
Delek U.S. Holdings, Inc.	1,100	18,216
Dril-Quip, Inc. *	2,396	92,438
Grey Wolf, Inc. *	21,159	141,554
Gulfmark Offshore, Inc. *	1,928	76,272
Hercules Offshore, Inc. *	2,252	59,971
Hornbeck Offshore Services, Inc. * (a)	2,683	71,824
Lone Star Technologies, Inc. *	3,339	158,703
Metretek Technologies, Inc. * (a)	1,923	23,384
Newpark Resources, Inc. *	9,872	60,219
PetroHawk Energy Corp. *	15,593	186,648

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services (continued)
Petroleum Development Corp. *	1,591	$83,320
Pioneer Drilling Company *	4,547	54,837
Rentech, Inc. * (a)	15,346	52,483
RPC, Inc. (a)	3,499	52,310
Superior Well Services, Inc. * (a)	1,474	33,430
Trico Marine Services, Inc. * (a)	1,361	49,595
Universal Compression Holdings, Inc. *	3,259	218,190
W-H Energy Services, Inc. *	3,207	134,694
World Fuel Services Corp.	3,007	135,616

		1,963,002
Pharmaceuticals - 1.89%
Adolor Corp. * (a)	5,141	34,342
Advanced Magnetics, Inc. * (a)	1,048	61,800
ADVENTRX Pharmaceuticals, Inc. * (a)	7,430	17,089
Akorn, Inc. * (a)	5,481	32,393
Alexion Pharmaceuticals, Inc. * (a)	3,872	142,799
Alkermes, Inc. *	10,618	174,135
American Oriental Bioengineering, Inc. *	4,899	53,889
Anadys Pharmaceuticals, Inc. *	3,097	10,685
Array BioPharma, Inc. *	4,378	51,354
Atherogenics, Inc. * (a)	4,405	48,147
Auxilium Pharmaceuticals, Inc. *	2,977	37,004
AVI BioPharma, Inc. * (a)	6,383	16,979
Bentley Pharmaceuticals, Inc. * (a)	2,017	17,205
Biocryst Pharmaceuticals, Inc. * (a)	2,617	26,458
Bradley Pharmaceuticals, Inc., Class A *	1,686	32,675
Caraco Pharmaceutical Labs * (a)	1,077	11,696
Cubist Pharmaceuticals, Inc. *	5,993	120,040
Encysive Pharmaceuticals, Inc. * (a)	7,242	25,130
Enzon Pharmaceuticals, Inc. * (a)	5,106	42,278
Idenix Pharmaceuticals, Inc. * (a)	2,859	27,189
Indevus Pharmaceuticals, Inc. * (a)	6,313	43,686
Isis Pharmaceuticals, Inc. * (a)	8,018	73,124
Medicis Pharmaceutical Corp., Class A (a)	5,922	215,324
Nastech Pharmaceutical Company, Inc. * (a)	2,885	33,351
Noven Pharmaceuticals, Inc. *	2,628	64,701
NPS Pharmaceuticals, Inc. *	5,627	19,751
Nuvelo, Inc. *	6,108	20,034
Onyx Pharmaceuticals, Inc. * (a)	4,804	126,105
OSI Pharmaceuticals, Inc. * (a)	6,210	214,866
Par Pharmaceutical Companies, Inc. *	3,858	93,672
Penwest Pharmaceuticals Company * (a)	2,405	31,818
Peregrine Pharmaceuticals, Inc. * (a)	21,668	22,318
Pharmion Corp. * (a)	2,646	69,272
POZEN, Inc. * (a)	2,801	44,060
Prestige Brands Holdings, Inc. *	3,833	43,926
Regeneron Pharmaceuticals, Inc. *	5,720	113,485
Rigel Pharmaceuticals, Inc. * (a)	2,892	30,279
Salix Pharmaceuticals, Ltd. * (a)	5,140	73,039
Santarus, Inc. * (a)	5,704	37,703
Sciele Pharma, Inc. * (a)	3,199	73,577

The accompanying notes are an integral part of the financial statements. 264

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Supergen, Inc. * (a)	5,461	$26,104
United Therapeutics Corp. *	2,315	130,103
Valeant Pharmaceuticals International	10,176	182,456
ViroPharma, Inc. * (a)	7,523	120,368

		2,886,409
Plastics - 0.11%
AEP Industries, Inc. *	764	34,625
PW Eagle, Inc. (a)	1,177	39,100
Spartech Corp.	3,511	92,971

		166,696
Publishing - 0.60%
American Greetings Corp., Class A (a)	5,737	134,360
Consolidated Graphics, Inc. *	1,229	87,579
Courier Corp.	1,169	44,656
GateHouse Media, Inc. *	1,758	34,000
Media General, Inc., Class A (a)	2,452	100,630
Playboy Enterprises, Inc., Class B * (a)	2,674	27,649
PRIMEDIA, Inc. * (a)	21,603	53,359
Readers Digest Association, Inc., Class A	10,533	178,745
Scholastic Corp. *	3,802	132,272
Sun-Times Media Group, Inc. (a)	7,839	31,278
Valassis Communications, Inc. *	5,277	87,809

		912,337
Railroads & Equipment - 0.20%
Genesee & Wyoming, Inc., Class A *	3,960	102,802
Greenbrier Company, Inc. (a)	1,442	41,111
Wabtec Corp.	5,285	170,177

		314,090
Real Estate - 7.01%
Acadia Realty Trust, REIT	3,531	95,337
Affordable Residential Communities, REIT * (a)	4,845	57,510
Alexander's, Inc., REIT *	221	90,444
Alexandria Real Estate Equities, Inc., REIT	3,138	330,086
American Campus Communities, Inc., REIT	2,558	77,379
American Financial Realty Trust, REIT	14,116	156,688
American Home Mortgage Investment Corp.,
REIT (a)	4,781	130,760
Anthracite Capital, Inc., REIT	6,353	79,476
Anworth Mortgage Asset Corp., REIT	4,874	43,330
Arbor Realty Trust, Inc. - REIT	1,455	44,799
Ashford Hospitality Trust, Inc., REIT	6,624	82,138
Avatar Holdings, Inc. * (a)	665	47,920
BioMed Realty Trust, Inc., REIT	7,090	198,165
California Coastal Communities, Inc., REIT *	1,333	26,207
Capital Lease Funding, Inc., REIT	4,074	43,225
Capital Trust, Inc., Class A, REIT	1,242	57,132
Cedar Shopping Centers, Inc., REIT	4,761	76,414
Corporate Office Properties Trust, REIT (a)	3,607	184,029
Cousins Properties, Inc., REIT	4,184	143,679
Crescent Real Estate Equities Company, REIT	8,611	171,273
Deerfield Triarc Capital Corp., REIT	5,670	87,318

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
DiamondRock Hospitality Company, REIT	9,464	$171,204
Digital Realty Trust, Inc., REIT	2,761	109,446
EastGroup Properties, Inc., REIT	2,624	141,643
Education Realty Trust, Inc., REIT (a)	3,128	46,263
Entertainment Properties Trust, REIT	2,883	188,836
Equity Inns, Inc., REIT	6,034	93,527
Equity Lifestyle Properties, Inc., REIT	2,171	122,119
Equity One, Inc., REIT (a)	4,139	111,008
Extra Space Storage, Inc., REIT	6,355	120,999
FelCor Lodging Trust, Inc., REIT	6,672	157,326
Fieldstone Investment Corp., REIT	5,825	28,659
First Industrial Realty Trust, Inc., REIT (a)	4,844	225,004
First Potomac Realty Trust, REIT (a)	2,664	79,787
Franklin Street Properties Corp., REIT (a)	6,445	123,744
Getty Realty Corp., REIT	2,024	60,052
Glimcher Realty Trust, REIT (a)	4,207	116,997
GMH Communities Trust, REIT	4,569	48,843
Gramercy Captial Corp., REIT	2,045	65,767
Healthcare Realty Trust, Inc., REIT (a)	5,192	201,138
Hersha Hospitality Trust, REIT	3,880	43,262
Highland Hospitality Corp., REIT	6,519	106,977
Highwoods Properties, Inc., REIT	5,847	258,320
Home Properties, Inc., REIT	3,727	218,328
HomeBanc Corp., Georgia, REIT (a)	6,732	18,715
Impac Mortgage Holdings, Inc., REIT	8,464	55,693
Inland Real Estate Corp., REIT (a)	7,434	142,064
Innkeepers USA Trust, REIT	4,818	80,461
Investors Real Estate Trust, SBI, REIT	5,837	58,662
Jer Investors Trust, Inc., REIT	2,979	56,661
Kite Realty Group Trust, REIT	3,289	66,635
KKR Financial Corp., REIT	8,690	240,105
LaSalle Hotel Properties, REIT	4,326	192,204
Lexington Corporate Property Trust, REIT	7,463	153,365
LTC Properties, Inc., REIT	2,663	68,865
Luminent Mortgage Capital, Inc., REIT	5,404	49,825
Maguire Properties, Inc., REIT	4,134	161,474
Medical Properties Trust, Inc., REIT (a)	4,432	68,075
MFA Mortgage Investments, Inc., REIT	8,794	65,163
Mid-America Apartment Communities, Inc.,
REIT	2,598	143,488
National Health Investments, Inc., REIT	2,623	79,739
National Retail Properties, Inc., REIT	6,353	153,616
Nationwide Health Properties, Inc., REIT	9,182	303,741
Newcastle Investment Corp., REIT	5,302	156,409
NorthStar Realty Finance Corp., REIT	6,410	97,240
Novastar Financial, Inc., REIT (a)	4,117	32,812
Omega Healthcare Investors, REIT	6,364	114,807
Parkway Properties, Inc., REIT	1,674	90,044
Pennsylvania Real Estate
Investment Trust, REIT	3,978	171,690
Post Properties, Inc., REIT	4,631	222,844
PS Business Parks, Inc., REIT	1,748	125,856

The accompanying notes are an integral part of the financial statements. 265

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
RAIT Investment Trust, REIT	6,741	$225,486
Ramco-Gershenson Properties Trust, REIT (a)	1,921	68,580
Realty Income Corp., REIT	10,813	297,466
Redwood Trust, Inc., REIT	2,111	113,994
Republic Property Trust, REIT (a)	3,322	38,967
Saul Centers, Inc., REIT	1,232	70,594
Senior Housing Properties Trust, REIT	7,438	178,066
Sovran Self Storage, Inc., REIT	2,242	130,529
Spirit Finance Corp., REIT	11,861	153,244
Strategic Hotel Cap, Inc., REIT	8,010	168,450
Sun Communities, Inc., REIT	2,152	66,023
Sunstone Hotel Investors, Inc., REIT	6,324	179,222
Tanger Factory Outlet Centers, Inc., REIT	3,429	137,777
Tarragon Realty Investments, Inc., REIT (a)	1,691	22,186
The Mills Corp., REIT	6,189	154,539
Universal Health Realty Income Trust, REIT (a)	1,443	53,983
Urstadt Biddle Properties, Inc., REIT	2,726	49,122
U-Store-It Trust, REIT	5,161	111,478
Washington Real Estate Investment Trust,
REIT (a)	4,903	196,022
Winston Hotels, Inc., REIT	3,470	48,719
Winthrop Realty Trust, REIT	4,881	32,507

		10,729,765
Retail - 0.04%
Books-A-Million, Inc.	1,680	26,813
Core-Mark Holding Company, Inc. * (a)	1,174	36,147

		62,960
Retail Grocery - 0.42%
Ingles Markets, Inc.	1,308	49,939
Nash-Finch Company (a)	1,526	45,872
Pathmark Stores, Inc. *	5,954	68,054
Ruddick Corp.	4,452	126,125
Smart & Final, Inc. *	1,685	36,143
The Great Atlantic & Pacific Tea Company,
Inc. * (a)	2,154	68,497
United Natural Foods, Inc. * (a)	4,650	138,477
Weis Markets, Inc. (a)	1,169	50,852
Wild Oats Markets, Inc. * (a)	3,359	61,772

		645,731
Retail Trade - 3.98%
99 Cents Only Stores * (a)	5,170	77,188
A.C. Moore Arts & Crafts, Inc. * (a)	1,819	35,616
Aaron Rents, Inc., Class B	4,794	131,164
Aeropostale, Inc. *	5,964	218,521
Big 5 Sporting Goods Corp.	2,603	62,186
Big Lots, Inc. *	12,300	307,869
Bon-Ton Stores, Inc. (a)	707	34,657
Borders Group, Inc.	6,489	138,735
Build A Bear Workshop, Inc. * (a)	1,644	43,566
Building Materials Holding Corp. (a)	3,208	66,694
Cabela's, Inc. *	3,520	87,507

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Cache, Inc. * (a)	1,452	$32,655
Casey's General Stores, Inc.	5,627	140,731
Cash America International, Inc.	3,236	131,414
Casual Male Retail Group, Inc. * (a)	3,851	48,137
Cato Corp., Class A	3,416	74,674
Charlotte Russe Holding, Inc. *	1,877	54,790
Charming Shoppes, Inc. *	13,425	167,410
Children's Place Retail Stores, Inc. *	2,476	134,843
Christopher & Banks Corp.	4,042	75,060
Citi Trends, Inc. * (a)	718	30,077
Conn's, Inc. * (a)	844	21,362
Cost Plus, Inc. * (a)	2,575	27,655
DSW, Inc., Class A * (a)	1,786	71,529
Finish Line, Inc.	4,535	57,640
First Cash Financial Services, Inc. *	2,960	66,541
Fossil, Inc. * (a)	4,773	128,489
Fred's, Inc., Class A (a)	4,478	61,259
FTD Group, Inc. *	1,413	27,356
Gaiam, Inc., Class A * (a)	1,765	22,504
Genesco, Inc. *	2,553	102,120
Guitar Center, Inc. * (a)	3,208	140,542
Haverty Furniture Companies, Inc. (a)	2,648	38,687
Hibbett Sports, Inc. *	3,540	110,377
Hot Topic, Inc. *	4,896	52,191
J. Crew Group, Inc. *	2,383	85,883
Jo-Ann Stores, Inc. * (a)	2,643	59,547
Kenneth Cole Productions, Inc., Class A	1,185	30,277
Longs Drug Stores Corp.	3,472	159,920
Marinemax, Inc. * (a)	1,891	43,115
NBTY, Inc. *	6,026	293,346
New York & Company, Inc. *	2,421	35,032
Pacific Sunwear of California, Inc. *	7,980	143,640
Pantry, Inc. *	2,507	118,205
Payless ShoeSource, Inc. *	7,266	224,519
Pier 1 Imports, Inc. (a)	9,620	65,320
Regis Corp.	4,953	208,422
Rent-A-Center, Inc. *	7,589	214,920
Restoration Hardware, Inc. * (a)	3,247	21,690
Retail Ventures, Inc. * (a)	2,354	47,904
School Specialty, Inc. *	2,376	88,649
Shoe Carnival, Inc. *	960	28,982
Sonic Automotive, Inc.	3,304	97,138
Spectrum Brands, Inc. * (a)	4,266	37,669
Stein Mart, Inc. (a)	3,000	43,590
Steven Madden, Ltd. *	2,327	68,786
Systemax, Inc. * (a)	1,043	27,692
Talbots, Inc. (a)	2,476	62,494
The Buckle, Inc.	1,606	55,375
The Dress Barn, Inc. *	5,059	106,340
The Men's Wearhouse, Inc.	5,200	230,256
The Wet Seal, Inc., Class A * (a)	8,676	52,143
Tuesday Morning Corp. (a)	3,371	53,060

The accompanying notes are an integral part of the financial statements. 266

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Tween Brands, Inc. *	3,689	$132,251
ValueVision Media, Inc., Class A *	3,517	43,998
Zale Corp. *	5,233	134,802
Zumiez, Inc. * (a)	1,589	54,042

		6,090,753
Sanitary Services - 0.26%
Casella Waste Systems, Inc., Class A *	2,640	31,178
Darling International, Inc. *	8,756	48,158
Insituform Technologies, Inc., Class A * (a)	3,010	76,274
Synagro Technologies, Inc.	6,989	39,907
Waste Connections, Inc. *	4,715	208,497

		404,014
Semiconductors - 2.96%
Actel Corp. *	2,926	48,981
Advanced Analogic Technologies, Inc. *	4,280	27,777
Advanced Energy Industries, Inc. *	3,864	77,821
American Superconductor Corp. * (a)	3,704	49,782
Amis Holdings, Inc. *	4,873	55,211
Amkor Technology, Inc. * (a)	11,188	128,998
Applied Micro Circuits Corp. *	32,062	124,080
Asyst Technologies, Inc. *	5,618	39,663
ATMI, Inc. *	3,812	126,711
Axcelis Technologies, Inc. *	11,078	80,648
Brooks Automation, Inc. *	8,162	126,756
Cirrus Logic, Inc. *	9,644	83,613
Conexant Systems, Inc. * (a)	52,521	104,517
Credence Systems Corp. * (a)	11,021	50,035
Cymer, Inc. *	4,038	167,819
Diodes, Inc. * (a)	2,169	81,424
DSP Group, Inc. *	3,362	69,224
Emcore Corp. * (a)	4,674	20,940
Emulex Corp. *	9,197	164,626
Entegris, Inc. *	14,976	166,833
Exar Corp. *	3,412	45,891
First Solar Inc *	2,390	114,123
FormFactor, Inc. *	4,982	212,980
Genesis Microchip, Inc. * (a)	4,112	32,690
Hittite Microwave Corp. * (a)	1,427	59,848
Ikanos Communications, Inc. * (a)	2,533	22,848
IXYS Corp. *	3,200	33,120
Kopin Corp. * (a)	8,148	29,414
Kulicke & Soffa Industries, Inc. *	6,302	59,869
Lattice Semiconductor Corp. *	12,513	77,080
LTX Corp. *	6,710	41,736
Mattson Technology, Inc. *	5,847	51,512
Micrel, Inc. *	7,527	87,765
Microsemi Corp. * (a)	8,162	165,362
Microtune, Inc. * (a)	6,098	27,014
MIPS Technologies, Inc., Class A *	4,911	45,771
MKS Instruments, Inc. *	3,963	95,588
Netlogic Microsystems, Inc. * (a)	1,819	45,366

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
OmniVision Technologies, Inc. * (a)	5,851	$75,829
ON Semiconductor Corp. * (a)	16,635	163,356
Pericom Semiconductor Corp. *	3,106	31,433
Photronics, Inc. *	4,560	70,315
PLX Technology, Inc. * (a)	2,863	28,716
Power Integrations, Inc. *	44	1,137
Rudolph Technologies, Inc. *	2,780	45,314
Semitool, Inc. *	2,597	33,787
Semtech Corp. *	7,943	113,823
Silicon Image, Inc. *	8,900	78,409
Skyworks Solutions, Inc. *	17,509	115,559
Tessera Technologies, Inc. *	5,034	203,474
TranSwitch Corp. * (a)	15,223	20,703
Triquint Semiconductor, Inc. *	15,336	76,680
Ultratech, Inc. * (a)	2,792	36,966
Varian Semiconductor Equipment Associates,
Inc. *	6,235	297,971
Veeco Instruments, Inc. *	3,345	65,529
Volterra Semiconductor Corp. * (a)	2,169	30,540

		4,532,977
Software - 3.19%
Actuate Corp. *	5,955	31,562
Advent Software, Inc. *	2,260	81,812
Allscripts Healthcare Solution, Inc. * (a)	5,053	136,835
Altiris, Inc. *	2,557	83,205
American Reprographics Company *	2,871	95,059
ANSYS, Inc. *	3,602	183,774
Aspen Technology, Inc. *	5,907	70,884
Avid Technology, Inc. * (a)	4,600	153,640
Blackbaud, Inc.	4,779	109,344
Blackboard, Inc. * (a)	3,061	102,115
Borland Software Corp. * (a)	8,807	45,708
Bottomline Technologies, Inc. * (a)	2,483	30,392
CIBER, Inc. *	6,008	42,236
Commvault Systems, Inc. *	1,450	24,114
Concur Technologies, Inc. * (a)	3,581	57,905
Covansys Corp. *	3,432	84,633
Dendrite International, Inc. *	4,230	53,890
DivX, Inc. *	1,013	20,837
Eclipsys Corp. *	4,991	104,412
Emageon, Inc. * (a)	2,373	27,693
Epicor Software Corp. *	6,379	85,861
EPIQ Systems, Inc. * (a)	1,688	29,928
Hyperion Solutions Corp. *	6,462	276,832
i2 Technologies, Inc. * (a)	1,604	38,191
Igate Corp. *	2,671	18,083
InfoUSA, Inc.	3,668	37,670
Innerworkings, Inc. *	1,315	17,818
Intermediate Telephone, Inc.	2,372	54,888
iPass, Inc. * (a)	7,056	35,986
JDA Software Group, Inc. *	3,275	48,667
Keane, Inc. * (a)	4,747	65,129

The accompanying notes are an integral part of the financial statements. 267

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Lawson Software, Inc. * (a)	13,609	$107,783
Macrovision Corp. *	5,665	139,756
Magma Design Automation, Inc. *	4,156	41,893
Manhattan Associates, Inc. *	3,022	84,072
Mantech International Corp. *	1,985	68,383
MapInfo Corp. *	2,599	36,386
MicroStrategy, Inc., Class A * (a)	1,041	131,239
Midway Games, Inc. * (a)	3,968	26,784
Monolithic Power Systems, Inc. * (a)	2,523	32,017
Neoware Systems, Inc. * (a)	2,281	26,870
Nuance Communications, Inc. * (a)	13,726	193,399
Omnicell, Inc. *	3,008	58,385
Omniture, Inc. *	1,583	24,616
Opnet Technologies, Inc. *	1,513	21,424
Opsware, Inc. * (a)	9,000	66,420
Packeteer, Inc. *	3,667	44,004
PDF Solutions, Inc. * (a)	2,422	27,587
Progress Software Corp. *	4,527	126,982
Quality Systems, Inc. * (a)	1,807	73,961
Secure Computing Corp. * (a)	5,980	51,308
Smith Micro Software, Inc. * (a)	2,674	36,072
SPSS, Inc. *	2,149	74,291
Sybase, Inc. *	9,783	244,477
Synchronoss Technologies, Inc. *	946	17,037
Take-Two Interactive Software, Inc. * (a)	7,805	138,929
Taleo Corp. * (a)	1,616	25,856
THQ, Inc. *	6,957	224,085
Tradestation Group, Inc. *	2,802	33,120
Transaction Systems Architects, Inc., Class A *	4,103	144,836
TriZetto Group, Inc. *	4,716	98,234
Ultimate Software Group, Inc. * (a)	2,677	71,315
VA Software Corp. * (a)	7,651	32,976
Websense, Inc. *	4,912	111,797

		4,885,397
Steel - 0.77%
AK Steel Holding Corp. *	12,016	277,930
Chaparral Steel Company	5,018	250,047
Olympic Steel, Inc. (a)	1,018	29,970
Ryerson, Inc. (a)	2,838	97,627
Schnitzer Steel Industries, Inc.	2,448	91,873
Steel Technologies, Inc.	1,394	40,872
Texas Industries, Inc.	2,523	199,847
Wheeling-Pittsburgh Corp. * (a)	1,221	30,220
Worthington Industries, Inc. (a)	7,860	156,571

		1,174,957
Telecommunications Equipment &
Services - 2.70%
ADTRAN, Inc.	7,069	162,799
Aeroflex, Inc. *	8,191	93,623
Alaska Communications Systems Group, Inc. (a)	4,712	68,936
Andrew Corp. *	17,344	184,193

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
Arris Group, Inc. *	11,646	$153,028
Atheros Communications, Inc. * (a)	5,637	142,447
Carrier Access Corp. *	2,267	11,222
C-COR, Inc. *	5,272	71,963
Commonwealth Telephone Enterprises, Inc.	2,379	101,631
Commscope, Inc. *	6,308	242,669
Comtech Telecommunications Corp. *	2,482	85,257
Consolidated Communications Holdings, Inc.	2,273	46,324
CT Communications, Inc. (a)	2,176	51,288
Ditech Networks, Inc. *	3,865	29,954
Eschelon Telecom, Inc. *	1,082	25,784
Fairpoint Communications, Inc. (a)	3,029	57,854
FiberTower Corp. * (a)	12,962	69,087
Finisar Corp. * (a)	24,895	79,415
General Communication, Inc., Class A *	5,945	88,164
Golden Telecom, Inc.	2,375	128,749
Harmonic, Inc. *	8,133	71,652
Harris Stratex Networks, Inc. * (a)	2,690	54,876
InterDigital Communication Corp. * (a)	5,639	195,786
Iowa Telecommunications Services, Inc.	3,525	70,606
J2 Global Communications, Inc. *	5,402	129,864
Loral Space & Communications, Inc. *	1,263	58,793
Mastec, Inc. *	4,468	51,203
MRV Communications, Inc. * (a)	13,256	49,975
NTELOS Holdings Corp. *	1,582	29,536
Oplink Communications, Inc. *	1,830	30,177
Optium Corp. *	678	15,601
Orbcomm, Inc. * (a)	1,057	13,614
Plantronics, Inc. (a)	5,141	105,185
Polycom, Inc. *	9,490	302,731
Powerwave Technologies, Inc. * (a)	14,241	75,762
Premiere Global Services, Inc. *	7,919	82,516
RCN Corp. *	3,167	86,617
SAVVIS, Inc. * (a)	3,574	153,575
Shenandoah Telecommunications Company (a)	922	40,642
Sirenza Microdevices, Inc. * (a)	3,217	24,932
Sonus Networks, Inc. * (a)	27,514	211,583
SureWest Communications (a)	1,601	38,232
Symmetricom, Inc. * (a)	5,011	42,393
Tekelec, Inc. * (a)	6,329	78,859
UTStarcom, Inc. * (a)	13,157	121,571
Viasat, Inc. *	2,411	82,360
Vonage Holdings Corp. * (a)	3,513	18,267

		4,131,295
Telephone - 0.21%
Atlantic Tele-Network, Inc.	771	21,742
Cbeyond Communications, Inc. *	1,807	56,144
Centennial Communications Corp., Class A * (a)	2,732	21,528
Cincinnati Bell, Inc. *	27,167	124,153
IDT Corp. * (a)	4,870	63,602

The accompanying notes are an integral part of the financial statements. 268

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telephone (continued)
North Pittsburgh Systems, Inc. (a)	1,770	$38,338

		325,507
Tires & Rubber - 0.14%
Bandag, Inc. (a)	1,181	59,735
Cooper Tire & Rubber Company (a)	6,695	98,684
Myers Indiana, Inc.	3,053	51,993

		210,412
Tobacco - 0.23%
Alliance One International, Inc. *	10,447	87,859
Schweitzer Mauduit International, Inc.	1,825	43,545
Universal Corp.	2,782	146,528
Vector Group, Ltd. (a)	4,350	79,344

		357,276
Toys, Amusements & Sporting Goods - 0.16%
Jakks Pacific, Inc. * (a)	3,069	75,221
Marvel Entertainment, Inc. * (a)	5,128	142,507
Russ Berrie & Company, Inc. *	1,465	20,525

		238,253
Transportation - 0.55%
American Commercial Lines, Inc. * (a)	6,707	242,324
Atlas Air Worldwide Holdings, Inc. *	2,197	107,323
Bristow Group, Inc. * (a)	2,550	93,458
Dynamex, Inc. * (a)	1,383	33,137
Horizon Lines, Inc.	1,563	45,311
Marten Transport, Ltd. *	1,861	31,060
Pacer International, Inc.	4,170	112,715
PHI, Inc. *	1,593	44,572
Saia, Inc. *	1,681	45,790
Star Maritime Acquisition Corp. *	2,483	24,756
U. S. Xpress Enterprises, Inc., Class A *	1,184	22,839
Universal Truckload Services, Inc. * (a)	730	17,703
USA Truck, Inc. *	1,058	17,171

		838,159
Travel Services - 0.04%
Ambassadors Group, Inc. (a)	2,327	69,112

Trucking & Freight - 0.68%
Arkansas Best Corp. (a)	2,780	109,727
Celadon Group, Inc. *	2,715	48,626
EGL, Inc. *	3,445	121,299
Forward Air Corp.	3,515	114,659
Heartland Express, Inc.	6,671	110,138
Hub Group, Inc., Class A *	4,402	139,411
ID Systems, Inc. * (a)	1,234	18,683
Knight Transportation, Inc. (a)	6,268	117,086
Old Dominion Freight Lines, Inc. *	3,113	96,845
Wabash National Corp. (a)	3,527	56,820
Werner Enterprises, Inc. (a)	5,635	108,643

		1,041,937

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utility Service - 0.04%
SJW Corp. (a)	1,681	$57,860

TOTAL COMMON STOCKS (Cost $135,662,905)		$146,702,100

SHORT TERM INVESTMENTS - 28.73%
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 03/30/2007 to
05/29/2007	$3,000,000	$2,970,540
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 03/06/2007	100,000	99,928
Societe Generale North America, Inc.
5.32% due 03/02/2007	2,570,000	2,569,620
5.33% due 03/01/2007	260,000	260,000
State Street Navigator Securities Lending
Prime Portfolio (c)	37,575,944	37,575,945
U.S. Treasury Bills
zero coupon due 04/26/2007 ****	500,000	496,135

TOTAL SHORT TERM INVESTMENTS
(Cost $43,972,167)		$43,972,168

Total Investments (Small Cap Index Fund)
(Cost $179,635,072) - 124.57%		$190,674,268
Liabilities in Excess of Other Assets - (24.57)%		(37,610,394)

TOTAL NET ASSETS - 100.00%		$153,063,874

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.33%

Aluminum - 1.00%
Century Aluminum Company * (a)	59,208	$2,695,740

Apparel & Textiles - 2.10%
Interface, Inc., Class A *	127,500	2,017,050
Wolverine World Wide, Inc. (a)	132,114	3,666,163

		5,683,213
Auto Parts - 2.95%
BorgWarner, Inc.	65,310	4,809,428
Commercial Vehicle Group, Inc. * (a)	81,812	1,586,335
Noble International, Ltd. (a)	84,702	1,598,327

		7,994,090
Auto Services - 1.25%
Spartan Motors, Inc. (a)	152,206	3,374,407

Automobiles - 1.38%
Rush Enterprises, Inc., Class A * (a)	19,628	364,492
Rush Enterprises, Inc., Class B * (a)	94,165	1,672,370
United Auto Group, Inc. (a)	77,914	1,710,992

		3,747,854
Banking - 5.28%
Bank of the Ozarks, Inc. (a)	50,045	1,503,852
Capitol Bancorp, Ltd. (a)	41,900	1,686,475

The accompanying notes are an integral part of the financial statements. 269

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
First Midwest BanCorp, Inc., Illinois (a)	43,600	$1,640,232
IBERIABANK Corp. (a)	34,400	1,858,632
Mercantile Bank Corp. (a)	36,700	1,246,332
Sterling Financial Corp., Spokane (a)	46,100	1,516,229
SVB Financial Group * (a)	35,200	1,700,160
UCBH Holdings, Inc. (a)	93,100	1,774,486
Wintrust Financial Corp. (a)	29,900	1,370,616

		14,297,014
Biotechnology - 0.57%
Techne Corp. * (a)	27,400	1,543,168

Building Materials & Construction - 1.19%
Builders FirstSource, Inc. * (a)	112,449	2,026,331
Eagle Materials, Inc. (a)	25,740	1,192,277

		3,218,608
Computers & Business Equipment - 4.37%
CACI International, Inc., Class A * (a)	44,392	2,064,228
Digi International, Inc. * (a)	157,802	2,109,813
Komag, Inc. * (a)	75,300	2,559,447
NETGEAR, Inc. * (a)	110,148	2,977,300
Sonic Solutions * (a)	145,805	2,118,547

		11,829,335
Construction & Mining Equipment - 1.09%
Pason Systems, Inc.	245,672	2,962,382

Crude Petroleum & Natural Gas - 0.61%
Hydril * (a)	6,000	570,900
Unit Corp. * (a)	22,131	1,083,312

		1,654,212
Domestic Oil - 1.23%
Brigham Exploration Company * (a)	3,725	22,052
Oil States International, Inc. * (a)	112,876	3,312,911

		3,334,963
Drugs & Health Care - 1.45%
Qiagen NV * (a)	134,600	2,206,094
West Pharmaceutical Services, Inc. (a)	38,000	1,719,880

		3,925,974
Electrical Equipment - 4.16%
AMETEK, Inc.	163,342	5,586,296
Anixter International, Inc. * (a)	35,400	2,194,800
FLIR Systems, Inc. * (a)	100,700	3,500,332

		11,281,428
Electrical Utilities - 0.42%
Allete, Inc. (a)	24,441	1,144,572

Electronics - 0.48%
TTM Technologies, Inc. * (a)	114,332	1,296,525

Energy - 2.80%
New Jersey Resources Corp. (a)	35,945	1,775,324
Southwestern Energy Company * (a)	148,846	5,804,994

		7,580,318

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services - 2.11%
Affiliated Managers Group, Inc. * (a)	50,320	$5,711,320

Food & Beverages - 0.97%
Flowers Foods, Inc. (a)	89,100	2,618,649

Gas & Pipeline Utilities - 0.65%
South Jersey Industries, Inc. (a)	50,600	1,750,760

Healthcare Products - 2.84%
American Medical Systems Holdings, Inc. * (a)	84,200	1,712,628
Orthofix International NV *	30,334	1,490,006
Polymedica Corp. (a)	70,716	2,927,642
Respironics, Inc. *	37,876	1,551,780

		7,682,056
Homebuilders - 3.06%
Beazer Homes USA, Inc. (a)	23,600	931,256
Meritage Homes Corp. * (a)	83,400	3,231,750
Ryland Group, Inc. (a)	85,812	4,133,564

		8,296,570
Household Appliances - 0.80%
Drew Industries, Inc. * (a)	75,644	2,178,547

Household Products - 1.32%
Tempur-Pedic International, Inc. (a)	144,048	3,585,355

Industrial Machinery - 2.55%
Actuant Corp., Class A (a)	70,257	3,667,415
FMC Technologies, Inc. * (a)	21,983	1,446,042
Middleby Corp. * (a)	16,356	1,803,740

		6,917,197
Insurance - 3.08%
Aspen Insurance Holdings, Ltd.	88,310	2,340,215
Assured Guaranty, Ltd. (a)	72,353	2,047,590
Hub International, Ltd.	56,823	2,230,303
Max Re Capital, Ltd.	47,800	1,169,188
Tower Group, Inc. (a)	16,300	557,134

		8,344,430
Internet Software - 0.94%
DealerTrack Holdings, Inc. * (a)	87,800	2,541,810

Leisure Time - 1.80%
Penn National Gaming, Inc. * (a)	104,749	4,884,446

Manufacturing - 5.36%
Carlisle Companies, Inc. (a)	61,555	5,363,903
Ceradyne, Inc. * (a)	104,312	5,382,499
General Cable Corp. * (a)	53,700	2,682,315
Raven Industries, Inc. (a)	37,726	1,090,659

		14,519,376
Medical-Hospitals - 0.56%
VCA Antech, Inc. * (a)	41,668	1,529,632

Metal & Metal Products - 2.15%
Quanex Corp. (a)	49,950	1,952,546
Reliance Steel & Aluminum Company (a)	84,884	3,875,803

		5,828,349

The accompanying notes are an integral part of the financial statements. 270

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mining - 1.75%
AMCOL International Corp. (a)	166,910	$4,731,898

Petroleum Services - 2.20%
Core Laboratories N.V. *	32,266	2,545,142
TETRA Technologies, Inc. * (a)	152,960	3,400,301

		5,945,443
Real Estate - 19.95%
Alesco Financial, Inc., REIT	161,900	1,746,901
American Home Mortgage Investment Corp.,
REIT (a)	184,743	5,052,721
Anthracite Capital, Inc., REIT	85,256	1,066,553
Ashford Hospitality Trust, Inc., REIT (a)	324,689	4,026,144
BioMed Realty Trust, Inc., REIT	44,200	1,235,390
Corporate Office Properties Trust, REIT (a)	62,247	3,175,842
Equity One, Inc., REIT (a)	101,873	2,732,234
FBR Capital Markets Corp., REIT *	89,200	1,369,220
First Potomac Realty Trust, REIT (a)	60,000	1,797,000
Gramercy Captial Corp., REIT (a)	78,104	2,511,825
Jer Investors Trust, Inc., REIT (a)	167,548	3,186,763
KKR Financial Corp., REIT	166,037	4,587,602
LaSalle Hotel Properties, REIT (a)	83,380	3,704,573
Luminent Mortgage Capital, Inc., REIT (a)	385,711	3,556,255
Newcastle Investment Corp., REIT	186,165	5,491,867
RAIT Investment Trust, REIT (a)	162,826	5,446,530
Redwood Trust, Inc., REIT	62,246	3,361,284

		54,048,704
Retail Grocery - 1.25%
Ruddick Corp. (a)	51,671	1,463,840
United Natural Foods, Inc. * (a)	64,445	1,919,172

		3,383,012
Retail Trade - 2.80%
Cabela's, Inc. * (a)	93,840	2,332,862
Cash America International, Inc.	31,900	1,295,459
First Cash Financial Services, Inc. * (a)	99,472	2,236,131
Sonic Automotive, Inc. (a)	58,700	1,725,780

		7,590,232
Semiconductors - 2.16%
Diodes, Inc. * (a)	150,696	5,657,128
Silicon Motion Technology Corp. * (a)	9,200	191,912

		5,849,040
Telecommunications Equipment &
Services - 1.49%
DataPath, Inc. *	105,900	1,006,050
J2 Global Communications, Inc. * (a)	126,400	3,038,656

		4,044,706
Trucking & Freight - 3.21%
Landstar Systems, Inc. (a)	64,068	2,863,199
Oshkosh Truck Corp.	108,934	5,844,309

		8,707,508

TOTAL COMMON STOCKS (Cost $221,239,617)		$258,252,843

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 26.36%
State Street Navigator Securities
Lending Prime Portfolio (c)	$71,398,985	$71,398,985

TOTAL SHORT TERM INVESTMENTS
(Cost $71,398,985)		$71,398,985

REPURCHASE AGREEMENTS - 6.66%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$18,050,306 on 03/01/2007,
collateralized by $18,230,000
Federal National Mortgage
Association, 6.30% due
12/21/2026 (valued at
$18,412,300, including interest) (c)	$18,048,000	$18,048,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,048,000)		$18,048,000

Total Investments (Small Cap Opportunities Fund)
(Cost $310,686,602) - 128.35%		$347,699,828
Liabilities in Excess of Other Assets - (28.35)%		(76,804,435)

TOTAL NET ASSETS - 100.00%		$270,895,393

Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.95%
Aerospace - 0.75%
Armor Holdings, Inc. *	2,301	$146,551
Teledyne Technologies, Inc. *	17,832	678,507

		825,058
Agriculture - 0.24%
Delta & Pine Land Company (a)	6,356	260,215
Air Travel - 0.36%
Frontier Airlines Holdings, Inc. * (a)	6,954	46,661
Mesa Air Group, Inc. * (a)	5,537	42,137
SkyWest, Inc. (a)	12,262	313,294

		402,092
Apparel & Textiles - 3.01%
Brown Shoe, Inc.	24,232	1,243,102
Deckers Outdoor Corp. * (a)	1,922	125,314
Kellwood Company	18,552	584,944
Maidenform Brands, Inc. *	18,192	333,095
Mothers Work, Inc. * (a)	10,173	351,681
Perry Ellis International, Inc. *	5,956	181,956
The Gymboree Corp. *	13,656	514,695

		3,334,787
Auto Parts - 0.65%
Accuride Corp. *	14,627	196,002

The accompanying notes are an integral part of the financial statements. 271

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Parts (continued)
ArvinMeritor, Inc. (a)	28,527	$520,903

		716,905
Automobiles - 1.10%
Group 1 Automotive, Inc. (a)	26,374	1,220,325

Banking - 6.19%
AMCORE Financial, Inc.	653	21,360
BancFirst Corp.	3,629	170,599
Bank of Hawaii Corp.	20,643	1,067,656
BankUnited Financial Corp., Class A (a)	9,202	224,713
Banner Corp.	1,011	42,169
Center Financial Corp. (a)	2,459	53,090
Charter Financial Corp. (a)	909	44,087
City Bank, Lynnwood, WA (a)	2,256	70,771
City National Corp.	9,687	699,208
Commerce Bancshares, Inc.	7,473	369,540
Community Trust Bancorp, Inc.	1,066	38,056
Corus Bankshares, Inc. (a)	52,114	967,236
Cullen Frost Bankers, Inc.	2,175	117,624
Downey Financial Corp. (a)	10,873	712,616
F.N.B. Corp. (a)	1,310	22,480
Financial Institutions, Inc. (a)	3,348	71,681
First Citizens Bancshares, Inc.	1,041	218,110
First Regional Bancorp *	3,313	104,227
FirstFed Financial Corp. * (a)	16,951	969,597
Hancock Holding Company	1,262	56,247
Intervest Bancshares Corp. *	4,437	124,635
ITLA Capital Corp.	349	18,015
Pacific Capital Bancorp	11,952	376,488
Park National Corp. (a)	224	20,892
Preferred Bank, Los Angeles, CA	1,635	67,411
Trustmark Corp.	2,960	84,656
Vineyard National Bancorp Company (a)	896	21,907
Whitney Holding Corp.	2,966	94,082

		6,849,153
Biotechnology - 0.37%
Bio-Rad Laboratories, Inc., Class A *	3,200	226,944
Cephalon, Inc. *	206	14,643
Techne Corp. *	2,197	123,735
Trimeris, Inc. *	3,696	42,245

		407,567
Broadcasting - 0.41%
New Frontier Media, Inc. *	4,798	43,518
Sinclair Broadcast Group, Inc., Class A	28,909	413,109

		456,627
Building Materials & Construction - 3.57%
Chicago Bridge & Iron Company N.V.	41,486	1,233,379
EMCOR Group, Inc. *	19,851	1,192,251
Foster Wheeler, Ltd. *	19,232	1,063,145
Perini Corp. *	12,594	457,036

		3,945,811

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services - 5.72%
Acxiom Corp.	48,957	$1,045,722
Arbinet-Thexchange, Inc. * (a)	3,034	18,962
Coinstar, Inc. *	7,543	222,594
COMSYS IT Partners, Inc. *	1,135	22,586
Convergys Corp. *	35,177	904,752
Dun & Bradstreet Corp. *	813	71,772
First Consulting Group, Inc. *	5,135	62,031
Infocrossing, Inc. * (a)	1,568	24,508
John H. Harland Company	27,559	1,391,730
Rewards Network, Inc. * (a)	17,380	93,157
Standard Parking Corp. * (a)	2,989	101,596
SYNNEX Corp. *	5,743	108,543
Viad Corp.	4,679	174,433
Volt Information Sciences, Inc. * (a)	34,745	1,187,914
Watson Wyatt Worldwide, Inc., Class A	18,714	899,582

		6,329,882
Cable and Television - 0.26%
LodgeNet Entertainment Corp. *	11,111	283,997

Cellular Communications - 0.26%
Tessco Technologies, Inc. *	10,867	292,105

Chemicals - 2.85%
Celanese Corp., Series A	40,515	1,157,919
H.B. Fuller Company	3,130	78,156
OM Group, Inc. *	26,701	1,352,940
Pioneer Companies, Inc. *	8,324	258,044
Sensient Technologies Corp.	12,341	302,231

		3,149,290
Commercial Services - 0.22%
Vertrue, Inc. * (a)	4,958	241,851

Computers & Business Equipment - 1.49%
Agilysys, Inc.	1,531	32,151
Brocade Communications Systems, Inc. *	44,264	398,819
Cray, Inc. *	6,880	91,986
Sykes Enterprises, Inc. *	7,037	112,873
Tech Data Corp. *	27,290	1,017,371

		1,653,200
Construction & Mining Equipment - 0.18%
Matrix Service Company *	11,379	204,025

Containers & Glass - 0.02%
Greif, Inc., Class A	192	22,547

Cosmetics & Toiletries - 0.05%
Helen of Troy, Ltd. *	2,301	53,291

Crude Petroleum & Natural Gas - 0.80%
Harvest Natural Resources, Inc. * (a)	65,997	623,672
MarkWest Hydrocarbon, Inc.	4,091	256,342

		880,014
Domestic Oil - 1.07%
Frontier Oil Corp.	34,869	1,030,379
The accompanying notes are an integral part of the financial statements. 272

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Domestic Oil (continued)
Holly Corp.	2,697	$149,603

		1,179,982
Drugs & Health Care - 2.74%
Alliance Imaging, Inc. * (a)	9,291	66,802
ImClone Systems, Inc. * (a)	22,803	656,955
Molina Healthcare, Inc. * (a)	3,434	107,004
Nutraceutical International Corp. *	10,697	178,640
Pain Therapeutics, Inc. * (a)	15,044	118,697
Savient Pharmaceuticals, Inc. * (a)	49,834	674,752
West Pharmaceutical Services, Inc.	27,097	1,226,410

		3,029,260
Electrical Equipment - 0.62%
Genlyte Group, Inc. *	938	65,088
Littelfuse, Inc. *	14,237	524,349
Varian, Inc. *	1,773	96,504

		685,941
Electrical Utilities - 0.94%
Allete, Inc.	1,409	65,984
Unisource Energy Corp.	25,796	977,926

		1,043,910
Electronics - 2.08%
Ansoft Corp. *	4,604	142,678
AVX Corp. (a)	1,728	26,404
Bel Fuse, Inc., Class B	313	9,950
Dolby Laboratories, Inc., Class A *	10,308	329,856
II-VI, Inc. *	4,489	138,800
Imation Corp.	3,945	164,152
Merix Corp. * (a)	4,455	39,961
Newport Corp. * (a)	2,669	47,668
Planar Systems, Inc. *	13,945	124,668
Teleflex, Inc.	17,139	1,146,942
TTM Technologies, Inc. *	11,434	129,662

		2,300,741
Energy - 2.94%
Energen Corp.	37,433	1,814,752
McDermott International, Inc. *	29,722	1,432,600

		3,247,352
Financial Services - 2.13%
Calamos Asset Management, Inc. (a)	1,734	45,119
City Holding Company	5,445	214,206
Delta Financial Corp. (a)	16,211	153,356
Lazard, Ltd., Class A	2,286	117,706
Ocwen Financial Corp. * (a)	51,241	595,933
SWS Group, Inc.	40,243	1,060,805
Taylor Capital Group, Inc.	298	10,898
World Acceptance Corp. * (a)	3,957	162,237

		2,360,260
Food & Beverages - 2.96%
American Dairy, Inc. * (a)	1,106	22,219
Coca-Cola Bottling Company	337	19,725

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages (continued)
Corn Products International, Inc.	26,466	$846,118
Imperial Sugar Company (a)	10,471	323,240
M & F Worldwide Corp. * (a)	5,972	231,415
Ralcorp Holdings, Inc. *	5,950	345,219
Seabord Corp. (a)	508	1,092,200
Spartan Stores, Inc.	16,481	388,787

		3,268,923
Furniture & Fixtures - 0.61%
American Woodmark Corp. (a)	16,951	673,633

Gas & Pipeline Utilities - 1.06%
Nicor, Inc. (a)	1,540	71,671
UGI Corp.	42,290	1,104,192

		1,175,863
Healthcare Products - 2.78%
Bruker BioSciences Corp. *	8,387	75,567
Cholestech Corp. *	5,840	95,484
CONMED Corp. *	3,292	90,069
Cytyc Corp. *	749	22,695
Dade Behring Holdings, Inc.	21,747	890,757
Edwards Lifesciences Corp. *	4,657	235,039
Health Tronics, Inc. * (a)	6,519	40,222
IDEXX Laboratories, Inc. *	3,102	267,330
Kinetic Concepts, Inc. *	6,690	328,814
PSS World Medical, Inc. *	10,887	225,797
USANA Health Sciences, Inc. * (a)	6,376	370,254
Zoll Medical Corp. *	15,593	433,641

		3,075,669
Healthcare Services - 4.20%
AMERIGROUP Corp. *	42,064	1,391,477
Apria Healthcare Group, Inc. * (a)	38,042	1,211,638
Healthspring, Inc. *	4,035	85,260
WellCare Health Plans, Inc. *	23,866	1,959,637

		4,648,012
Holdings Companies/Conglomerates - 0.35%
United Industrial Corp. (a)	7,249	391,084

Homebuilders - 0.67%
AMREP Corp. * (a)	8,005	723,572
Walter Industries, Inc.	872	21,739

		745,311
Hotels & Restaurants - 3.03%
AFC Enterprises, Inc. *	3,725	64,033
Buffalo Wild Wings, Inc. * (a)	4,293	236,115
CEC Entertainment, Inc. *	3,154	134,486
Choice Hotels International, Inc.	4,328	162,257
Interstate Hotels & Resorts, Inc. *	67,387	458,232
Jack in the Box, Inc. *	24,066	1,644,670
Papa Johns International, Inc. *	21,981	649,099

		3,348,892
Industrial Machinery - 2.44%
Cummins, Inc.	14,006	1,886,328

The accompanying notes are an integral part of the financial statements. 273

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery (continued)
Intevac, Inc. * (a)	23,079	$629,364
Middleby Corp. * (a)	351	38,708
Robbins & Myers, Inc.	3,740	146,496

		2,700,896
Industrials - 0.12%
Clean Harbors, Inc. *	2,599	131,275

Insurance - 4.82%
American Financial Group, Inc. (a)	21,969	768,915
American Safety Insurance Holdings, Ltd. *	2,148	39,094
Argonaut Group, Inc. *	6,560	230,978
Aspen Insurance Holdings, Ltd.	31,434	833,001
Endurance Specialty Holdings, Ltd.	29,414	1,043,020
HCC Insurance Holdings, Inc.	16,794	526,492
James River Group, Inc. *	2,396	67,711
Navigators Group, Inc. *	1,387	68,934
Odyssey Re Holdings Corp.	5,225	203,566
Philadelphia Consolidated Holding Corp. *	11,478	526,955
ProCentury Corp.	2,291	46,164
Protective Life Corp.	9,332	414,434
Safety Insurance Group, Inc. (a)	7,897	335,385
Selective Insurance Group, Inc.	9,408	229,931

		5,334,580
Internet Retail - 1.02%
Priceline.com, Inc. *	21,491	1,126,343

Leisure Time - 0.31%
International Speedway Corp., Class A	1,415	75,278
Lions Gate Entertainment Corp. *	9,291	102,387
Steinway Musical Instruments, Inc. * (a)	4,999	160,218

		337,883
Manufacturing - 2.71%
Ceradyne, Inc. * (a)	14,326	739,222
General Cable Corp. *	9,513	475,174
Input/Output, Inc. * (a)	7,129	96,740
Lydall, Inc. *	1,225	17,530
Mettler-Toledo International, Inc. *	15,319	1,322,949
Snap-on, Inc.	6,878	344,588

		2,996,203
Medical-Hospitals - 0.02%
Advocat, Inc. *	964	16,822

Metal & Metal Products - 0.65%
Metal Management, Inc.	15,534	621,981
RBC Bearings, Inc. *	1,471	47,999
Shiloh Industries, Inc. *	4,016	47,630

		717,610
Mining - 0.64%
Cleveland-Cliffs, Inc. (a)	12,572	709,061

Office Furnishings & Supplies - 0.13%
CompX International, Inc. (a)	1,227	20,025

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Office Furnishings & Supplies
(continued)
Global Imaging Systems, Inc. *	6,059	$121,604

		141,629
Paper - 0.84%
Buckeye Technologies, Inc. *	2,221	28,251
Rock-Tenn Company, Class A	27,785	902,179

		930,430
Petroleum Services - 2.92%
Grey Wolf, Inc. *	167,163	1,118,320
SEACOR Holdings, Inc. * (a)	4,552	440,634
Tesoro Petroleum Corp.	9,129	832,017
Trico Marine Services, Inc. * (a)	23,132	842,930

		3,233,901
Pharmaceuticals - 1.61%
Axcan Pharma, Inc. * (a)	1,409	22,431
Biovail Corp.	5,471	113,578
King Pharmaceuticals, Inc. *	49,757	927,968
POZEN, Inc. * (a)	26,041	409,625
United Therapeutics Corp. *	5,559	312,416

		1,786,018
Photography - 0.41%
CPI Corp.	9,163	458,150

Plastics - 0.66%
AEP Industries, Inc. *	484	21,935
PW Eagle, Inc. (a)	21,425	711,738

		733,673
Publishing - 0.82%
Consolidated Graphics, Inc. *	6,682	476,159
Meredith Corp.	2,331	136,294
Warner Music Group Corp.	14,508	289,289

		901,742
Railroads & Equipment - 0.40%
Kansas City Southern * (a)	13,643	437,122

Real Estate - 3.82%
Avatar Holdings, Inc. * (a)	1,618	116,593
Capital Trust, Inc., Class A, REIT	9,127	419,842
Cousins Properties, Inc., REIT	28,543	980,167
Equity Lifestyle Properties, Inc., REIT	2,120	119,250
Mission West Properties, Inc., REIT	2,836	41,179
NorthStar Realty Finance Corp., REIT	55,507	842,041
Saul Centers, Inc., REIT	1,939	111,105
Taubman Centers, Inc., REIT	26,835	1,595,877

		4,226,054
Retail Trade - 4.33%
Big Lots, Inc. *	47,238	1,182,367
Dollar Tree Stores, Inc. *	12,703	433,299
DSW, Inc., Class A * (a)	7,190	287,960
Jo-Ann Stores, Inc. *	950	21,404
NBTY, Inc. *	35,156	1,711,394

The accompanying notes are an integral part of the financial statements. 274

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Payless ShoeSource, Inc. *	12,569	$388,382
The Dress Barn, Inc. * (a)	36,312	763,278

		4,788,084
Semiconductors - 2.82%
Advanced Energy Industries, Inc. *	10,213	205,690
Amkor Technology, Inc. * (a)	95,335	1,099,212
MKS Instruments, Inc. *	27,422	661,419
ON Semiconductor Corp. * (a)	81,801	803,286
Varian Semiconductor Equipment Associates,
Inc. *	7,274	347,624

		3,117,231
Software - 1.86%
Captaris, Inc. *	20,794	129,131
MicroStrategy, Inc., Class A * (a)	6,799	857,150
Sybase, Inc. *	43,041	1,075,594

		2,061,875
Steel - 1.52%
Novamerican Steel, Inc. *	2,762	115,590
Oregon Steel Mills, Inc. * (a)	0	0
Steel Dynamics, Inc.	41,510	1,566,587

		1,682,177
Telecommunications Equipment &
Services - 1.99%
C-COR, Inc. *	9,920	135,408
CT Communications, Inc. (a)	29,550	696,494
General Communication, Inc., Class A *	1,362	20,198
iBasis, Inc. *	2,427	24,513
InterDigital Communication Corp. * (a)	21,820	757,590
Polycom, Inc. *	17,799	567,788

		2,201,991
Telephone - 0.64%
Atlantic Tele-Network, Inc.	1,461	41,200
CenturyTel, Inc.	11,396	509,971
Cincinnati Bell, Inc. *	34,130	155,974

		707,145
Tobacco - 1.39%
Loews Corp. - Carolina Group	21,308	1,534,815

Toys, Amusements & Sporting Goods - 0.44%
Jakks Pacific, Inc. * (a)	16,486	404,072
Marvel Entertainment, Inc. * (a)	3,095	86,010

		490,082
Transportation - 0.44%
Bristow Group, Inc. * (a)	4,105	150,448
Kirby Corp. *	9,355	341,832

		492,280
Trucking & Freight - 1.50%
Arkansas Best Corp.	4,228	166,879
EGL, Inc. *	5,228	184,078
Forward Air Corp. (a)	5,252	171,320
Heartland Express, Inc. (a)	10,548	174,147

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trucking & Freight (continued)
Hub Group, Inc., Class A *	5,661	$179,284
Knight Transportation, Inc. (a)	9,520	177,834
Landstar Systems, Inc.	10,277	459,279
Old Dominion Freight Lines, Inc. *	4,587	142,702

		1,655,523

TOTAL COMMON STOCKS (Cost $95,072,996)		$108,354,170

SHORT TERM INVESTMENTS - 20.11%
State Street Navigator Securities
Lending Prime Portfolio (c)	$22,243,976	$22,243,976

TOTAL SHORT TERM INVESTMENTS
(Cost $22,243,976)		$22,243,976

REPURCHASE AGREEMENTS - 0.62%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$684,087 on 03/01/2007,
collateralized by $685,000 Federal
National Mortgage Association,
5.40% due 04/13/2009 (valued at
$698,700, including interest)	$684,000	$684,000

TOTAL REPURCHASE AGREEMENTS
(Cost $684,000)		$684,000

Total Investments (Small Company Fund)
(Cost $118,000,972) - 118.68%		$131,282,146
Liabilities in Excess of Other Assets - (18.68)%		(20,666,816)

TOTAL NET ASSETS - 100.00%		$110,615,330

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.08%
Advertising - 2.57%
Aquantive, Inc. * (a)	29,566	$749,202
inVentiv Health, Inc. * (a)	18,829	686,694
ValueClick, Inc. * (a)	32,219	853,804

		2,289,700
Aerospace - 0.72%
TransDigm Group, Inc. *	20,067	640,137

Apparel & Textiles - 1.36%
Bebe Stores, Inc. (a)	28,824	529,785
Interface, Inc., Class A *	3,426	54,199
Warnaco Group, Inc. *	24,008	627,089

		1,211,073
Banking - 3.80%
East West Bancorp, Inc. (a)	9,314	347,133
Greenhill & Company, Inc. (a)	11,014	742,123

The accompanying notes are an integral part of the financial statements. 275

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
PrivateBancorp, Inc. (a)	10,783	$394,873
SVB Financial Group * (a)	14,773	713,536
Texas Capital Bancshares, Inc. * (a)	20,497	412,605
UCBH Holdings, Inc. (a)	25,373	483,609
Virginia Commerce Bancorp, Inc. * (a)	13,633	287,111

		3,380,990
Biotechnology - 3.02%
Human Genome Sciences, Inc. * (a)	32,503	357,533
Integra LifeSciences Holdings Corp. * (a)	17,977	755,933
Millipore Corp. * (a)	7,527	538,331
Myriad Genetics, Inc. * (a)	20,543	687,369
Nektar Therapeutics * (a)	29,615	351,234

		2,690,400
Building Materials & Construction - 0.85%
Eagle Materials, Inc. (a)	16,298	754,923

Business Services - 5.54%
CoStar Group, Inc. * (a)	11,793	552,738
Euronet Worldwide, Inc. * (a)	23,427	640,260
Global Payments, Inc.	11,143	428,671
Informatica Corp. * (a)	75,112	973,452
Jackson Hewitt Tax Service, Inc. (a)	15,670	505,357
Korn/Ferry International * (a)	37,499	865,477
MPS Group, Inc. *	41,685	596,929
Tetra Tech, Inc. *	20,491	365,355

		4,928,239
Cellular Communications - 0.75%
Dobson Communications Corp., Class A * (a)	75,512	670,547

Commercial Services - 0.70%
Live Nation, Inc. *	26,929	623,137

Computers & Business Equipment - 3.08%
Cogent, Inc. * (a)	25,307	285,716
Kronos, Inc. *	16,046	633,817
Micros Systems, Inc. * (a)	14,932	832,608
NETGEAR, Inc. * (a)	36,535	987,541

		2,739,682
Construction & Mining Equipment - 0.88%
Bucyrus International, Inc., Class A (a)	15,307	779,892

Construction Materials - 0.79%
Regal-Beloit Corp. (a)	15,618	706,558

Crude Petroleum & Natural Gas - 2.38%
Bill Barrett Corp. * (a)	19,626	577,397
Hydril * (a)	8,324	792,029
Unit Corp. *	15,250	746,487

		2,115,913
Domestic Oil - 1.48%
Range Resources Corp.	24,081	768,906
Whiting Petroleum Corp. * (a)	14,253	551,734

		1,320,640

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Drugs & Health Care - 2.28%
Biomarin Pharmaceutical, Inc. * (a)	25,926	$441,520
CV Therapeutics, Inc. * (a)	15,727	200,834
Mentor Corp. (a)	13,616	653,704
Parexel International Corp. * (a)	21,456	729,718

		2,025,776
Electrical Equipment - 2.08%
Varian, Inc. * (a)	20,541	1,118,047
Wesco International, Inc. * (a)	10,977	732,495

		1,850,542
Electrical Utilities - 1.38%
ITC Holdings Corp. (a)	10,829	475,502
Pike Electric Corp. * (a)	41,759	748,321

		1,223,823
Electronics - 2.31%
SiRF Technology Holdings, Inc. * (a)	18,608	532,003
Thomas & Betts Corp. *	17,570	892,907
Trimble Navigation, Ltd. * (a)	23,906	632,553

		2,057,463
Financial Services - 1.95%
Affiliated Managers Group, Inc. * (a)	9,311	1,056,798
National Financial Partners Corp. (a)	14,729	679,891

		1,736,689
Food & Beverages - 1.58%
Performance Food Group Company * (a)	23,494	692,368
Ralcorp Holdings, Inc. * (a)	12,282	712,602

		1,404,970
Healthcare Products - 5.03%
American Medical Systems Holdings, Inc. * (a)	39,067	794,623
Gen-Probe, Inc. *	13,490	647,790
Home Diagnostics, Inc. *	23,035	267,897
Kyphon, Inc. * (a)	12,853	579,799
Nuvasive, Inc. * (a)	32,342	764,241
The Medicines Company * (a)	25,134	677,864
Wright Medical Group, Inc. * (a)	33,056	738,801

		4,471,015
Healthcare Services - 3.10%
Genesis HealthCare Corp. *	14,646	923,430
Magellan Health Services, Inc. *	14,039	586,971
Palomar Medical Technologies, Inc. * (a)	3,106	126,973
Pediatrix Medical Group, Inc. * (a)	13,087	708,007
The Advisory Board Company *	7,995	415,820

		2,761,201
Holdings Companies/Conglomerates - 0.48%
United Industrial Corp. (a)	7,849	423,453

Hotels & Restaurants - 3.87%
Applebee's International, Inc.	21,989	562,039
Choice Hotels International, Inc.	14,900	558,601
Jack in the Box, Inc. *	13,056	892,247
P.F. Chang's China Bistro, Inc. * (a)	17,283	755,094

The accompanying notes are an integral part of the financial statements. 276

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants (continued)
RARE Hospitality International, Inc. * (a)	21,863	$674,692

		3,442,673
Household Products - 1.91%
Church & Dwight, Inc.	18,715	897,384
Tempur-Pedic International, Inc. (a)	32,228	802,155

		1,699,539
Industrial Machinery - 1.85%
Actuant Corp., Class A (a)	12,655	660,591
FMC Technologies, Inc. * (a)	14,921	981,503

		1,642,094
Insurance - 1.61%
HCC Insurance Holdings, Inc.	21,272	666,877
ProAssurance Corp. *	14,809	762,664

		1,429,541
Internet Retail - 0.38%
Shutterfly, Inc. * (a)	20,531	338,967

Internet Software - 1.59%
DealerTrack Holdings, Inc. * (a)	17,927	518,987
F5 Networks, Inc. * (a)	12,331	895,477

		1,414,464
Leisure Time - 0.11%
National Cinemedia, Inc. *	3,815	100,029

Manufacturing - 3.87%
Acuity Brands, Inc. (a)	8,609	476,939
Ceradyne, Inc. * (a)	11,505	593,658
Coherent, Inc. * (a)	21,696	652,182
General Cable Corp. * (a)	23,055	1,151,597
Input/Output, Inc. * (a)	41,821	567,511

		3,441,887
Medical-Hospitals - 2.00%
Accuray, Inc. * (a)	4,316	109,972
Lifepoint Hospitals, Inc. *	20,847	763,000
VCA Antech, Inc. *	24,639	904,498

		1,777,470
Petroleum Services - 1.47%
Core Laboratories N.V. *	8,673	684,126
Dril-Quip, Inc. * (a)	16,078	620,289

		1,304,415
Pharmaceuticals - 3.15%
Alkermes, Inc. * (a)	29,126	477,667
Medicis Pharmaceutical Corp., Class A (a)	19,737	717,637
Santarus, Inc. * (a)	37,689	249,124
Sciele Pharma, Inc. * (a)	30,550	702,650
United Therapeutics Corp. *	11,664	655,517

		2,802,595
Real Estate - 0.70%
BioMed Realty Trust, Inc., REIT	22,326	624,012
Retail Trade - 4.63%
Children's Place Retail Stores, Inc. *	10,308	561,374

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Dick's Sporting Goods, Inc. * (a)	13,294	$695,808
DSW, Inc., Class A * (a)	17,906	717,135
Hot Topic, Inc. * (a)	65,434	697,526
Longs Drug Stores Corp. (a)	16,030	738,342
Zumiez, Inc. * (a)	20,725	704,857

		4,115,042
Semiconductors - 6.62%
Cirrus Logic, Inc. * (a)	87,282	756,735
Emulex Corp. *	40,229	720,099
FormFactor, Inc. * (a)	14,058	600,980
Microsemi Corp. * (a)	32,065	649,637
Power Integrations, Inc. *	27,517	711,314
Silicon Laboratories, Inc. *	20,199	610,010
Tessera Technologies, Inc. * (a)	24,460	988,673
Varian Semiconductor Equipment Associates,
Inc. * (a)	17,767	849,085

		5,886,533
Software - 6.15%
ANSYS, Inc. *	15,495	790,555
Blackboard, Inc. * (a)	27,403	914,164
Eclipsys Corp. * (a)	36,651	766,739
Epicor Software Corp. * (a)	12,221	164,495
Lawson Software, Inc. * (a)	90,883	719,793
MicroStrategy, Inc., Class A *	7,193	906,821
Orbotech, Ltd. *	16,533	369,513
THQ, Inc. * (a)	25,925	835,044

		5,467,124
Steel - 1.09%
Carpenter Technology Corp. (a)	8,182	969,976

Telecommunications Equipment &
Services - 4.32%
Aeroflex, Inc. *	56,962	651,076
NeuStar, Inc., Class A * (a)	22,719	727,008
NICE Systems, Ltd. SADR *	23,621	808,547
Polycom, Inc. *	19,825	632,417
SBA Communications Corp. *	37,977	1,024,240

		3,843,288
Toys, Amusements & Sporting Goods - 0.72%
Marvel Entertainment, Inc. * (a)	23,115	642,366

Transportation - 0.74%
American Commercial Lines, Inc. * (a)	18,246	659,228

Trucking & Freight - 2.19%
Forward Air Corp.	19,343	630,969
Hub Group, Inc., Class A * (a)	21,299	674,539
Swift Transportation, Inc. *	20,754	639,016

		1,944,524

TOTAL COMMON STOCKS (Cost $74,064,575)		$86,352,530

The accompanying notes are an integral part of the financial statements. 277

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 26.34%
State Street Navigator Securities
Lending Prime Portfolio (c)	$23,426,365	$23,426,365

TOTAL SHORT TERM INVESTMENTS
(Cost $23,426,365)		$23,426,365

REPURCHASE AGREEMENTS - 2.60%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.99% to be repurchased at
$2,308,320 on 03/01/2007,
collateralized by $2,320,000
Federal Home Loan Mortgage
Corp., 5.00% due 11/01/2010
(valued at $2,354,800, including
interest) (c)	$2,308,000	$2,308,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,308,000)		$2,308,000

Total Investments (Small Company Growth Fund)
(Cost $99,798,940) - 126.02%		$112,086,895
Liabilities in Excess of Other Assets - (26.02)%		(23,140,378)

TOTAL NET ASSETS - 100.00%		$88,946,517

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.98%
Aerospace - 1.22%
EDO Corp. (a)	59,200	$1,423,168
Woodward Governor Company	94,300	3,928,538

		5,351,706
Air Travel - 0.47%
Airtran Holdings, Inc. * (a)	198,300	2,066,286

Apparel & Textiles - 0.84%
Culp, Inc. *	46,400	306,704
G & K Services, Class A	90,200	3,390,618

		3,697,322
Auto Parts - 0.26%
Accuride Corp. * (a)	85,000	1,139,000

Auto Services - 1.30%
Dollar Thrifty Automotive Group, Inc. * (a)	109,600	5,691,528

Banking - 5.74%
Boston Private Financial Holdings, Inc. (a)	77,500	2,235,875
East West Bancorp, Inc.	155,700	5,802,939
First Republic Bank	156,400	8,383,040
Home Bancshares, Inc. (a)	29,300	669,212
Netbank, Inc. (a)	147,200	473,984
SVB Financial Group * (a)	123,000	5,940,900
Wintrust Financial Corp. (a)	35,500	1,627,320

		25,133,270

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology - 1.38%
Exelixis, Inc. * (a)	155,700	$1,567,899
Myriad Genetics, Inc. * (a)	133,500	4,466,910

		6,034,809
Broadcasting - 0.33%
Saga Communications, Inc., Class A *	147,200	1,432,256

Business Services - 4.87%
Electro Rent Corp. *	161,500	2,456,415
FTI Consulting, Inc. * (a)	136,900	4,595,733
McGrath Rentcorp (a)	161,000	4,792,970
MPS Group, Inc. *	316,000	4,525,120
StarTek, Inc. (a)	113,900	1,165,197
Wind River Systems, Inc. * (a)	306,500	3,187,600
Wireless Facilities, Inc. * (a)	269,700	582,552

		21,305,587
Chemicals - 3.15%
Airgas, Inc.	117,300	4,840,971
American Vanguard Corp. (a)	57,700	995,902
Arch Chemicals, Inc.	100,000	3,072,000
Innospec, Inc.	85,200	4,415,064
MacDermid, Inc. (a)	13,100	453,391

		13,777,328
Commercial Services - 1.23%
Live Nation, Inc. * (a)	48,700	1,126,918
Pool Corp. (a)	121,100	4,250,610

		5,377,528
Computers & Business Equipment - 0.43%
Xyratex Ltd. *	81,900	1,863,225

Construction & Mining Equipment - 0.48%
Carbo Ceramics, Inc. (a)	49,200	2,121,504

Construction Materials - 2.78%
Ameron International Corp. (a)	45,500	3,361,540
Florida Rock Industries, Inc.	86,037	5,797,173
Universal Forest Products, Inc. (a)	58,200	3,016,506

		12,175,219
Crude Petroleum & Natural Gas - 2.37%
Forest Oil Corp. * (a)	112,200	3,579,180
Penn Virginia Corp. (a)	97,800	6,814,704

		10,393,884
Domestic Oil - 1.26%
Mariner Energy, Inc. *	90,300	1,670,550
Union Drilling, Inc. *	44,700	543,105
Whiting Petroleum Corp. * (a)	85,200	3,298,092

		5,511,747
Drugs & Health Care - 2.20%
Arrow International, Inc. (a)	65,200	2,175,724
Diversa Corp. * (a)	180,000	1,351,800
Landauer, Inc. (a)	39,300	1,999,191
West Pharmaceutical Services, Inc. (a)	90,200	4,082,452

		9,609,167

The accompanying notes are an integral part of the financial statements. 278

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 1.92%
C & D Technologies, Inc. (a)	118,000	$657,260
Genlyte Group, Inc. *	56,400	3,913,596
Littelfuse, Inc. * (a)	86,400	3,182,112
Methode Electronics, Inc., Class A	61,800	668,058

		8,421,026
Electrical Utilities - 2.28%
Black Hills Corp. (a)	96,300	3,471,615
Cleco Corp.	132,900	3,481,980
El Paso Electric Company *	128,700	3,029,598

		9,983,193
Electronics - 2.96%
Analogic Corp. (a)	26,600	1,488,270
Belden CDT, Inc. (a)	125,300	5,810,161
Franklin Electric, Inc. (a)	116,700	5,655,282

		12,953,713
Energy - 0.10%
GeoMet, Inc. * (a)	52,400	431,776

Food & Beverages - 0.25%
Winn-Dixie Stores, Inc. *	57,300	1,111,047

Forest Products - 0.79%
Deltic Timber Corp. (a)	67,100	3,477,122

Furniture & Fixtures - 0.52%
Stanley Furniture Company, Inc. (a)	106,400	2,288,664

Gas & Pipeline Utilities - 1.20%
Southwest Gas Corp. (a)	90,000	3,340,800
Vectren Corp. (a)	67,500	1,890,675

		5,231,475
Gold - 0.57%
Meridian Gold, Inc. *	90,500	2,483,320

Healthcare Products - 1.21%
Owens & Minor, Inc.	160,000	5,275,200

Homebuilders - 0.47%
M/I Homes, Inc. (a)	66,000	2,074,380

Hotels & Restaurants - 1.60%
RARE Hospitality International, Inc. * (a)	154,900	4,780,214
Ruby Tuesday, Inc. (a)	75,900	2,223,870

		7,004,084
Household Appliances - 0.22%
Drew Industries, Inc. * (a)	33,500	964,800

Industrial Machinery - 1.14%
IDEX Corp.	96,250	5,005,963
Insurance - 4.01%
Employers Holdings, Inc. *	21,600	440,640
Markel Corp. *	7,400	3,543,490
Max Re Capital, Ltd.	126,300	3,089,298
Midland Company (a)	80,500	3,434,935
ProAssurance Corp. * (a)	137,000	7,055,500

		17,563,863

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Investment Companies - 2.29%
Ares Cap Corp.	116,000	$2,345,520
First Financial Fund, Inc. *	190,000	2,737,900
Hercules Technology Growth Capital, Inc. (a)	156,399	2,180,202
Kohlberg Capital Corp. *	172,000	2,741,680

		10,005,302
Life Sciences - 0.34%
Symyx Technologies, Inc. *	88,600	1,480,506

Manufacturing - 2.33%
AptarGroup, Inc.	78,400	5,158,720
Nordson Corp.	103,500	5,048,730

		10,207,450
Metal & Metal Products - 3.06%
Gibraltar Industries, Inc.	139,300	3,238,725
Matthews International Corp., Class A	139,200	5,569,392
Metal Management, Inc.	114,300	4,576,572

		13,384,689
Mobile Homes - 1.13%
Skyline Corp. (a)	54,200	1,856,892
Winnebago Industries, Inc. (a)	94,600	3,076,392

		4,933,284
Mutual Funds - 0.69%
iShares Russell 2000 Value Index Fund (a)	37,500	3,012,750

Newspapers - 0.21%
Journal Register Company (a)	130,000	923,000

Paper - 1.63%
Chesapeake Corp.	41,700	643,431
Potlatch Corp. (a)	91,100	4,117,720
Wausau-Mosinee Paper Corp.	165,000	2,387,550

		7,148,701
Petroleum Services - 3.85%
Atwood Oceanics, Inc. * (a)	56,500	2,858,900
Lone Star Technologies, Inc. *	41,300	1,962,989
TETRA Technologies, Inc. * (a)	252,400	5,610,852
Todco, Class A *	109,800	3,741,984
W-H Energy Services, Inc. *	63,800	2,679,600

		16,854,325
Pharmaceuticals - 0.50%
Pharmion Corp. * (a)	83,300	2,180,794

Publishing - 0.07%
Courier Corp.	7,700	294,140

Railroads & Equipment - 0.88%
Genesee & Wyoming, Inc., Class A * (a)	148,000	3,842,080

Real Estate - 6.25%
First Potomac Realty Trust, REIT (a)	122,700	3,674,865
Innkeepers USA Trust, REIT	90,600	1,513,020
Kilroy Realty Corp., REIT (a)	101,000	8,317,350
LaSalle Hotel Properties, REIT (a)	101,500	4,509,645
Parkway Properties, Inc., REIT	42,100	2,264,559
Strategic Hotel Cap, Inc., REIT (a)	162,000	3,406,860

The accompanying notes are an integral part of the financial statements. 279

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Washington Real Estate Investment Trust,
REIT (a)	92,100	$3,682,158

		27,368,457
Retail Grocery - 0.77%
Nash-Finch Company (a)	64,000	1,923,840
Wild Oats Markets, Inc. * (a)	78,000	1,434,420

		3,358,260
Retail Trade - 5.42%
Aaron Rents, Inc., Class A	5,350	127,758
Aaron Rents, Inc., Class B	271,000	7,414,560
Building Materials Holding Corp. (a)	122,000	2,536,380
Casey's General Stores, Inc. (a)	108,900	2,723,589
CSS Industries, Inc.	78,500	2,698,830
Fred's, Inc., Class A (a)	115,400	1,578,672
Hancock Fabrics, Inc. * (a)	95,000	305,900
Haverty Furniture Companies, Inc. (a)	179,100	2,616,651
Stein Mart, Inc. (a)	256,000	3,719,680

		23,722,020
Sanitary Services - 2.40%
Casella Waste Systems, Inc., Class A * (a)	170,600	2,014,786
Insituform Technologies, Inc., Class A * (a)	177,700	4,502,918
Synagro Technologies, Inc. (a)	110,000	628,100
Waste Connections, Inc. *	76,200	3,369,564

		10,515,368
Semiconductors - 3.35%
Advanced Energy Industries, Inc. *	128,200	2,581,948
ATMI, Inc. * (a)	64,600	2,147,304
Brooks Automation, Inc. * (a)	316,000	4,907,480
Entegris, Inc. * (a)	248,537	2,768,702
GSI Group, Inc. *	243,500	2,269,420

		14,674,854
Software - 2.92%
Packeteer, Inc. *	118,700	1,424,400
Progress Software Corp. * (a)	148,000	4,151,400
SPSS, Inc. *	111,900	3,868,383
Websense, Inc. *	146,000	3,322,960

		12,767,143
Steel - 1.28%
Carpenter Technology Corp.	47,400	5,619,270

Telecommunications Equipment &
Services - 0.63%
Premiere Global Services, Inc. * (a)	264,500	2,756,090

Tires & Rubber - 0.53%
Myers Indiana, Inc.	136,800	2,329,704

Tobacco - 0.35%
Alliance One International, Inc. * (a)	183,000	1,539,030

Transportation - 3.45%
Kirby Corp. * (a)	164,900	6,025,446
Macquarie Infrastructure Company Trust (a)	97,300	3,746,050

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation (continued)
UTI Worldwide, Inc. (a)	177,300	$5,343,822

		15,115,318
Trucking & Freight - 2.10%
Landstar Systems, Inc.	205,500	9,183,795

TOTAL COMMON STOCKS (Cost $359,277,609)		$420,167,322

SHORT TERM INVESTMENTS - 20.08%
State Street Navigator Securities
Lending Prime Portfolio (c)	$74,182,776	$74,182,776
T. Rowe Price Reserve Investment Fund (c)	13,702,224	13,702,224

TOTAL SHORT TERM INVESTMENTS
(Cost $87,885,000)		$87,885,000

REPURCHASE AGREEMENTS - 0.60%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$2,643,338 on 03/01/2007,
collateralized by $2,670,000
Federal National Mortgage
Association, 5% due 02/13/2017
(valued at $2,696,700, including
interest) (c)	$2,643,000	$2,643,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,643,000)		$2,643,000

Total Investments (Small Company Value Fund)
(Cost $449,805,609) - 116.66%		$510,695,322
Liabilities in Excess of Other Assets - (16.66)%		(72,919,452)

TOTAL NET ASSETS - 100.00%		$437,775,870

Special Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.15%
Aerospace - 1.60%
HEICO Corp., Class A	51,301	$1,640,093
Orbital Sciences Corp., Class A *	41,955	830,289

		2,470,382
Air Travel - 1.30%
Airtran Holdings, Inc. * (a)	134,100	1,397,322
SkyWest, Inc. (a)	24,253	619,664

		2,016,986
Apparel & Textiles - 1.11%
Timberland Company, Class A *	63,204	1,714,092

Auto Parts - 0.72%
Superior Industries International, Inc.	51,950	1,114,328

Auto Services - 0.54%
Lithia Motors, Inc., Class A	28,500	839,610

The accompanying notes are an integral part of the financial statements. 280

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Special Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking - 8.40%
Capital Corp of the West (a)	35,300	$1,008,168
Cascade Financial Corp.	57,346	1,015,024
Central Pacific Financial Corp. (a)	39,133	1,474,923
City Bank, Lynnwood, WA (a)	21,539	675,679
City National Corp. (a)	12,200	880,596
Cullen Frost Bankers, Inc.	24,880	1,345,510
First Security Group, Inc.	70,461	837,781
IBERIABANK Corp.	17,752	959,141
Midwest Banc Holdings, Inc. (a)	58,110	1,131,402
PAB Bankshares, Inc.	13,480	247,088
Tompkins Trustco, Inc. (a)	9,706	399,402
UCBH Holdings, Inc. (a)	84,700	1,614,382
Umpqua Holdings Corp. (a)	51,925	1,402,494

		12,991,590
Building Materials & Construction - 2.23%
Dycom Industries, Inc. *	16,800	420,000
EMCOR Group, Inc. *	19,134	1,149,188
Perini Corp. *	32,630	1,184,143
WCI Communities, Inc. * (a)	33,540	698,303

		3,451,634
Business Services - 4.40%
Black Box Corp. (a)	31,844	1,206,251
John H. Harland Company	26,747	1,350,723
Labor Ready, Inc. * (a)	60,864	1,118,072
Perot Systems Corp., Class A * (a)	110,054	1,851,108
Watson Wyatt Worldwide, Inc., Class A	26,673	1,282,171

		6,808,325
Chemicals - 0.35%
Cabot Microelectronics Corp. * (a)	16,510	540,372

Computers & Business Equipment - 1.89%
Digi International, Inc. *	26,280	351,363
Foundry Networks, Inc. * (a)	134,000	1,956,400
Rimage Corp. *	21,490	608,597

		2,916,360
Construction & Mining Equipment - 1.16%
National Oilwell, Inc. *	25,667	1,787,450

Construction Materials - 2.10%
Florida Rock Industries, Inc.	16,800	1,131,984
Patrick Industries, Inc. * (a)	47,053	526,994
Simpson Manufacturing Company, Inc. (a)	47,700	1,584,594

		3,243,572
Cosmetics & Toiletries - 0.88%
Steiner Leisure, Ltd. *	30,128	1,362,087

Crude Petroleum & Natural Gas - 1.03%
XTO Energy, Inc.	30,968	1,599,807

Domestic Oil - 1.24%
Denbury Resources, Inc. * (a)	66,330	1,912,957

Electrical Equipment - 1.27%
Hubbell, Inc., Class B	7,390	356,937

Special Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Tektronix, Inc.	56,267	$1,609,799

		1,966,736
Electrical Utilities - 0.21%
MGE Energy, Inc.	9,805	327,585

Electronics - 1.43%
Bel Fuse, Inc., Class B (a)	13,156	418,229
DRS Technologies, Inc. (a)	33,922	1,797,527

		2,215,756
Energy - 0.55%
New Jersey Resources Corp.	17,202	849,607

Financial Services - 2.48%
Financial Federal Corp. (a)	37,015	1,002,737
Investors Financial Services Corp.	18,700	1,094,698
Portfolio Recovery Associates, Inc. * (a)	39,258	1,728,922

		3,826,357
Food & Beverages - 3.06%
Del Monte Foods Company	200,561	2,306,451
Pilgrim's Pride Corp. (a)	50,900	1,559,576
Smithfield Foods, Inc. *	29,400	858,774

		4,724,801
Furniture & Fixtures - 1.21%
Furniture Brands International, Inc. (a)	116,369	1,866,559

Gas & Pipeline Utilities - 0.61%
Northwest Natural Gas Company (a)	21,389	946,891

Gold - 0.34%
Meridian Gold, Inc. * (a)	19,170	526,025

Healthcare Services - 2.53%
Apria Healthcare Group, Inc. * (a)	15,381	489,885
Cross Country Healthcare, Inc. *	68,205	1,299,305
Enzo Biochem, Inc. * (a)	42,800	618,460
MedQuist, Inc. *	68,305	751,355
National Dentex Corp. *	43,827	745,059

		3,904,064
Hotels & Restaurants - 1.25%
O'Charley's, Inc. *	91,991	1,929,051

Household Products - 1.47%
Central Garden & Pet Company *	43,240	606,225
Tupperware Brands Corp. (a)	71,200	1,666,792

		2,273,017
Industrial Machinery - 4.43%
Albany International Corp., Class A (a)	45,683	1,562,359
IDEX Corp.	39,762	2,068,022
Kennametal, Inc.	27,387	1,676,084
Sauer-Danfoss, Inc. (a)	41,881	1,547,084

		6,853,549
Industrials - 0.84%
Crane Company	33,924	1,292,165

The accompanying notes are an integral part of the financial statements. 281

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Special Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 3.83%
Allied World Assurance Holdings, Ltd.	42,500	$1,771,825
CNA Surety Corp. * (a)	63,426	1,252,029
Midland Company (a)	16,662	710,967
PMI Group, Inc.	37,333	1,749,798
Triad Guaranty, Inc. * (a)	9,554	434,325

		5,918,944
Internet Software - 0.91%
McAfee, Inc. * (a)	46,962	1,414,495

Leisure Time - 3.54%
Callaway Golf Company (a)	105,900	1,599,090
K2, Inc. * (a)	106,532	1,246,424
Trump Entertainment Resorts, Inc. * (a)	43,200	759,888
West Marine, Inc. * (a)	111,360	1,866,394

		5,471,796
Manufacturing - 4.85%
AptarGroup, Inc.	27,927	1,837,597
Goodman Global, Inc. * (a)	56,880	1,080,720
Input/Output, Inc. * (a)	105,700	1,434,349
Kaydon Corp. (a)	44,827	1,944,147
Snap-on, Inc.	24,055	1,205,155

		7,501,968
Medical-Hospitals - 1.38%
Lifepoint Hospitals, Inc. *	31,850	1,165,710
RehabCare Group, Inc. * (a)	63,267	961,658

		2,127,368
Metal & Metal Products - 2.80%
Gibraltar Industries, Inc. (a)	86,339	2,007,382
Mueller Industries, Inc. (a)	57,202	1,704,619
RBC Bearings, Inc. *	19,100	623,233

		4,335,234
Mutual Funds - 1.04%
iShares Nasdaq Biotechnology Index Fund * (a)	20,850	1,604,408

Office Furnishings & Supplies - 0.88%
United Stationers, Inc. *	24,671	1,356,905

Petroleum Services - 0.25%
Superior Well Services, Inc. * (a)	17,065	387,034

Pharmaceuticals - 0.37%
Bentley Pharmaceuticals, Inc. * (a)	67,083	572,218

Railroads & Equipment - 1.11%
Wabtec Corp.	53,179	1,712,364

Real Estate - 4.80%
American Land Lease, Inc., REIT	25,898	673,348
BioMed Realty Trust, Inc., REIT	51,200	1,431,040
Cousins Properties, Inc., REIT	43,347	1,488,536
Duke Realty Corp., REIT (a)	14,009	617,236
LaSalle Hotel Properties, REIT	35,320	1,569,268
Liberty Property Trust, REIT	16,096	824,920

Special Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Mid-America Apartment Communities, Inc.,
REIT	14,690	$811,329

		7,415,677
Retail Grocery - 0.31%
Weis Markets, Inc.	10,980	477,630

Retail Trade - 3.90%
Casey's General Stores, Inc.	39,750	994,148
Cato Corp., Class A	64,198	1,403,368
Deb Shops, Inc. (a)	36,285	972,075
Dillard's, Inc., Class A (a)	40,071	1,338,372
The Buckle, Inc. (a)	38,365	1,322,825

		6,030,788
Semiconductors - 6.24%
Entegris, Inc. *	136,200	1,517,268
Exar Corp. * (a)	107,083	1,440,266
Fairchild Semiconductor International, Inc. *	85,600	1,601,576
Kulicke & Soffa Industries, Inc. *	204,400	1,941,800
OmniVision Technologies, Inc. * (a)	64,100	830,736
Verigy, Ltd. * (a)	98,800	2,320,812

		9,652,458
Software - 2.39%
Dendrite International, Inc. *	55,637	708,815
EPIQ Systems, Inc. * (a)	58,917	1,044,599
Lawson Software, Inc. * (a)	244,700	1,938,024

		3,691,438
Telecommunications Equipment &
Services - 0.49%
Plantronics, Inc.	37,400	765,204

Tires & Rubber - 1.25%
Cooper Tire & Rubber Company (a)	131,500	1,938,310

Transportation - 1.18%
Kirby Corp. * (a)	49,738	1,817,427

TOTAL COMMON STOCKS (Cost $127,071,826)		$142,463,381

SHORT TERM INVESTMENTS - 14.36%
State Street Navigator Securities
Lending Prime Portfolio (c)	$22,197,191	$22,197,191

TOTAL SHORT TERM INVESTMENTS
(Cost $22,197,191)		$22,197,191

The accompanying notes are an integral part of the financial statements. 282

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Special Value Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 8.83%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$13,644,743 on 3/1/2007,
collateralized by $13,830,000
Federal Home Loan Mortgage
Corp., 4.75% due 11/17/2015
(valued at $13,916,438, including
interest)	$13,643,000	$13,643,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,643,000)		$13,643,000

Total Investments (Special Value Fund)
(Cost $162,912,017) - 115.34%		$178,303,572
Liabilities in Excess of Other Assets - (15.34)%		(23,710,179)

TOTAL NET ASSETS - 100.00%		$154,593,393

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 16.51%
Aerospace - 0.12%
Raytheon Company	21,100	$1,129,905

Agriculture - 0.04%
Archer-Daniels-Midland Company (a)	11,400	391,932

Aluminum - 0.10%
Alcoa, Inc.	26,500	885,365

Auto Parts - 0.10%
Genuine Parts Company (a)	17,700	861,990

Automobiles - 0.04%
Ford Motor Company (a)	46,800	370,656

Banking - 0.51%
Citizens Banking Corp. (a)	300	6,810
Fifth Third Bancorp (a)	39,600	1,595,088
National City Corp.	22,700	859,195
SunTrust Banks, Inc.	14,100	1,188,771
US Bancorp (a)	27,580	983,503

		4,633,367
Biotechnology - 0.13%
Amgen, Inc. *	9,400	604,044
MedImmune, Inc. * (a)	18,700	596,717

		1,200,761
Broadcasting - 0.14%
CBS Corp., Class B	35,350	1,072,872
XM Satellite Radio Holdings, Inc., Class A * (a)	10,550	151,498

		1,224,370
Building Materials & Construction - 0.11%
Masco Corp. (a)	34,500	1,029,825

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services - 0.19%
Computer Sciences Corp. * (a)	11,200	$592,816
H & R Block, Inc. (a)	50,800	1,106,424

		1,699,240
Cable and Television - 0.51%
Cablevision Systems New York Group,
Class A *	25,125	740,182
EchoStar Communications Corp., Class A *	4,500	182,700
Rogers Communications, Inc.	26,350	860,328
Time Warner, Inc. (a)	94,100	1,914,935
Viacom, Inc. *	24,250	946,720

		4,644,865
Cellular Communications - 0.13%
Crown Castle International Corp. * (a)	12,925	423,423
Motorola, Inc.	38,300	709,316

		1,132,739
Chemicals - 0.21%
Chemtura Corp. (a)	28,500	327,180
E.I. Du Pont De Nemours & Company	31,590	1,603,193

		1,930,373
Coal - 0.04%
Foundation Coal Holdings, Inc. (a)	11,900	391,748

Computers & Business Equipment - 0.27%
Dell, Inc. *	51,100	1,167,635
International Business Machines Corp.	13,900	1,292,839

		2,460,474
Construction Materials - 0.14%
Vulcan Materials Company (a)	11,100	1,293,039

Cosmetics & Toiletries - 0.58%
Avon Products, Inc. (a)	32,200	1,180,452
Colgate-Palmolive Company	28,900	1,946,704
International Flavors & Fragrances, Inc. (a)	25,200	1,179,360
Kimberly-Clark Corp.	13,900	946,729

		5,253,245
Drugs & Health Care - 0.17%
Wyeth	31,300	1,531,196

Electrical Equipment - 0.08%
Cooper Industries, Ltd., Class A (a)	7,700	706,398

Electrical Utilities - 0.49%
Entergy Corp.	15,400	1,519,980
FirstEnergy Corp. (a)	14,700	919,779
Pinnacle West Capital Corp. (a)	11,700	554,814
Reliant Energy, Inc. *	17,575	297,193
TECO Energy, Inc.	16,000	268,320
Xcel Energy, Inc. (a)	39,000	921,570

		4,481,656
Electronics - 0.12%
Sony Corp.	20,500	1,069,279

Energy - 0.27%
Duke Energy Corp.	48,840	961,660

The accompanying notes are an integral part of the financial statements. 283

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Progress Energy, Inc. (a)	21,700	$1,060,262
Statoil ASA	16,200	414,072

		2,435,994
Financial Services - 1.35%
Charles Schwab Corp.	76,400	1,411,872
Citigroup, Inc.	33,740	1,700,496
Federal National Mortgage Association	12,500	709,125
JP Morgan Chase & Company	77,300	3,818,620
Mellon Financial Corp.	40,000	1,737,200
Morgan Stanley	14,400	1,078,848
State Street Corp. (c)	19,000	1,244,690
Wells Fargo & Company (c)	16,600	576,020

		12,276,871
Food & Beverages - 0.58%
Campbell Soup Company	19,400	792,102
General Mills, Inc.	22,500	1,268,100
Hershey Company (a)	4,800	253,824
McCormick & Company, Inc. (a)	16,100	616,469
Sara Lee Corp. (a)	19,900	327,554
Sysco Corp.	11,200	369,152
The Coca-Cola Company	35,100	1,638,468

		5,265,669
Gas & Pipeline Utilities - 0.25%
NiSource, Inc. (a)	58,900	1,401,231
Spectra Energy Corp.	22,800	586,644
Williams Companies, Inc.	9,695	261,474

		2,249,349
Healthcare Products - 0.33%
Baxter International, Inc.	18,800	940,188
Boston Scientific Corp. *	34,900	569,219
Johnson & Johnson	23,400	1,475,370

		2,984,777
Holdings Companies/Conglomerates - 0.48%
General Electric Company	124,400	4,344,048

Homebuilders - 0.07%
D.R. Horton, Inc. (a)	25,700	652,009

Hotels & Restaurants - 0.03%
MTR Gaming Group, Inc. * (a)	18,600	243,474

Household Products - 0.26%
Fortune Brands, Inc. (a)	11,600	932,640
Newell Rubbermaid, Inc. (a)	47,000	1,439,140

		2,371,780
Industrial Machinery - 0.18%
Ingersoll-Rand Company, Class A	17,200	744,932
Pall Corp.	25,500	881,790

		1,626,722
Insurance - 0.95%
American International Group, Inc.	26,800	1,798,280
Chubb Corp.	11,100	566,655

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Lincoln National Corp.	20,200	$1,376,630
Marsh & McLennan Companies, Inc. (a)	74,900	2,203,558
Progressive Corp.	27,300	625,989
The Travelers Companies, Inc. *	24,200	1,228,392
UnumProvident Corp. (a)	37,000	792,170

		8,591,674
International Oil - 1.37%
Anadarko Petroleum Corp. (a)	24,000	965,520
BP PLC, ADR	17,500	1,078,700
Chevron Corp.	40,850	2,802,718
Exxon Mobil Corp.	38,700	2,774,016
Hess Corp.	31,780	1,685,929
Murphy Oil Corp.	20,900	1,083,038
Royal Dutch Shell PLC, ADR	31,800	2,067,318

		12,457,239
Leisure Time - 0.24%
Lakes Gaming, Inc. * (a)	19,950	177,755
Regal Entertainment Group, Class A (a)	29,225	624,538
Walt Disney Company	39,900	1,366,974

		2,169,267
Liquor - 0.18%
Anheuser-Busch Companies, Inc.	33,500	1,644,180

Manufacturing - 0.74%
3M Company	27,300	2,022,384
Eaton Corp.	7,700	623,777
Honeywell International, Inc.	38,200	1,774,008
Illinois Tool Works, Inc. (a)	20,900	1,080,530
Tyco International, Ltd.	38,600	1,190,038

		6,690,737
Newspapers - 0.26%
Dow Jones & Company, Inc. (a)	28,200	1,016,892
The New York Times Company, Class A (a)	52,300	1,293,379

		2,310,271
Office Furnishings & Supplies - 0.13%
Avery Dennison Corp. (a)	18,400	1,222,864

Paper - 0.34%
International Paper Company (a)	65,070	2,343,171
MeadWestvaco Corp.	23,220	707,049

		3,050,220
Petroleum Services - 0.18%
BJ Services Company (a)	22,500	602,775
Schlumberger, Ltd.	15,800	992,240

		1,595,015
Pharmaceuticals - 0.96%
Abbott Laboratories	20,900	1,141,558
Bristol-Myers Squibb Company	43,400	1,145,326
Eli Lilly & Company	36,800	1,937,152
Merck & Company, Inc.	50,700	2,238,912
Pfizer, Inc.	72,115	1,799,990

The accompanying notes are an integral part of the financial statements. 284

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Schering-Plough Corp.	19,200	$450,816

		8,713,754
Photography - 0.11%
Eastman Kodak Company (a)	40,100	957,588

Publishing - 0.27%
Gannett Company, Inc.	11,200	686,112
Idearc, Inc. (a)	1,835	62,390
Tribune Company (a)	57,800	1,735,734

		2,484,236
Railroads & Equipment - 0.24%
Norfolk Southern Corp.	12,700	601,980
Union Pacific Corp.	16,200	1,597,806

		2,199,786
Real Estate - 0.01%
Weingarten Realty Investors, REIT (a)	2,585	127,802

Retail Trade - 0.47%
Bed Bath & Beyond, Inc. * (a)	20,900	833,701
Home Depot, Inc.	37,100	1,469,160
RadioShack Corp. (a)	18,800	469,436
Wal-Mart Stores, Inc.	30,000	1,449,000

		4,221,297
Sanitary Services - 0.10%
Waste Management, Inc.	25,700	875,085

Semiconductors - 0.27%
Analog Devices, Inc.	35,300	1,279,625
Applied Materials, Inc.	25,300	469,821
Intel Corp.	33,400	662,990

		2,412,436
Software - 0.28%
Microsoft Corp.	88,800	2,501,496

Telecommunications Equipment &
Services - 0.20%
Citizens Communications Company (a)	17,425	262,595
Nokia Oyj, SADR	56,100	1,224,663
Telus Corp.	6,950	329,013

		1,816,271
Telephone - 0.93%
ALLTEL Corp. (a)	20,200	1,223,918
AT&T, Inc.	76,035	2,798,088
Qwest Communications International, Inc. * (a)	161,000	1,429,680
Sprint Nextel Corp. (a)	58,400	1,125,952
Verizon Communications, Inc.	34,900	1,306,307
Windstream Corp. *	38,678	582,104

		8,466,049
Tobacco - 0.08%
UST, Inc. (a)	12,820	744,329

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Toys, Amusements & Sporting Goods - 0.18%
Mattel, Inc. (a)	61,200	$1,591,812

TOTAL COMMON STOCKS (Cost $129,121,229)		$149,616,524

PREFERRED STOCKS - 0.28%
Broadcasting - 0.04%
Spanish Broadcasting System, Series B *	300	328,500
Building Materials & Construction - 0.14%
General Motors Corp., Series B *	59,725	1,267,962
Energy - 0.05%
NRG Energy, Inc., Series 4 *	100	174,425
NRG Energy, Inc. *	150	262,104

		436,529
Telecommunications Equipment &
Services - 0.05%
Lucent Technologies Capital Trust I *	475	489,725

TOTAL PREFERRED STOCKS (Cost $2,275,364)		$2,522,716

U.S. TREASURY OBLIGATIONS - 7.91%
Treasury Inflation Protected
Securities (d) - 0.92%
1.875% due 07/15/2013 (a)	$878,944	865,382
2.00% due 07/15/2014 to 01/15/2026 (a)	2,592,213	2,558,386
2.50% due 07/15/2016 (a)	2,574,456	2,646,862
3.625% due 01/15/2008 (a)	268,546	272,039
4.25% due 01/15/2010 (a)	1,905,392	2,022,023

		8,364,692
U.S. Treasury Bonds - 3.89%
4.50% due 02/15/2036 (a)	4,900,000	4,752,236
4.75% due 02/15/2037 (a)	260,000	263,331
5.375% due 02/15/2031 ***	3,255,000	3,548,965
5.50% due 08/15/2028 (a)	477,000	523,619
6.00% due 02/15/2026 (a)	2,470,000	2,843,009
6.125% due 08/15/2029 (a)	2,792,000	3,315,500
6.25% due 08/15/2023 to 05/15/2030 (a)	4,023,000	4,847,250
6.375% due 08/15/2027 (a)	1,670,000	2,016,785
6.50% due 11/15/2026 (a)	645,000	785,993
7.125% due 02/15/2023 (a)	2,481,000	3,127,611
7.625% due 02/15/2025 (a)	1,311,000	1,757,253
7.875% due 02/15/2021 (a)	2,476,000	3,260,196
8.875% due 08/15/2017 to 02/15/2019 (a)	3,045,000	4,186,657

		35,228,405
U.S. Treasury Notes - 3.03%
3.375% due 11/15/2008 (a)	1,525,000	1,492,415
3.50% due 05/31/2007 (a)	235,000	234,055
3.875% due 09/15/2010 to 02/15/2013 (a)	7,835,000	7,591,320
4.00% due 03/15/2010 to 11/15/2012 (a)	1,135,000	1,111,948
4.25% due 08/15/2013 to 11/15/2014 (a)	3,615,000	3,554,321
4.25% due 11/15/2013 (a)***	4,605,000	4,532,688
4.50% due 02/15/2009 to 11/15/2015 (a)	4,035,000	4,021,439
4.75% due 03/31/2011 to 01/31/2012 (a)	1,505,000	1,519,788
4.875% due 02/15/2012 (a)****	2,240,000	2,278,588

The accompanying notes are an integral part of the financial statements. 285

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Notes (continued)
5.125% due 05/15/2016 (a)	$1,020,000	$1,062,155

		27,398,717
U.S. Treasury Strips - 0.07%
zero coupon due 05/15/2020	1,250,000	665,575

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $69,331,312)		$71,657,389

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.14%
Federal Agricultural Mortgage Corp. - 0.05%
6.00% due 08/01/2021 to 11/01/2021	481,470	489,375

Federal Home Loan Bank - 0.21%
3.875% due 08/22/2008	350,000	345,400
5.125% due 08/14/2013	930,000	945,585
5.25% due 06/18/2014	590,000	605,408

		1,896,393
Federal Home Loan Mortgage Corp. - 2.94%
1.00% due 02/01/2037	3,150,000	3,159,288
3.55% due 11/15/2007	600,000	592,898
4.50% due 10/01/2007 to 09/01/2035	1,272,633	1,230,216
4.522% due 09/01/2032	45,489	45,625
4.545% due 09/01/2035	329,500	322,431
4.625% due 02/21/2008	650,000	647,389
4.72% due 08/01/2035	477,880	469,442
4.788% due 07/01/2035	83,364	83,104
5.00% due 01/01/2009 to 11/01/2035	5,871,932	5,724,694
5.055% due 11/01/2035	259,362	257,745
5.078% due 03/01/2036	600,326	596,222
5.125% due 02/27/2009 to 07/15/2012	2,395,000	2,423,851
5.145% due 01/01/2036	1,589,453	1,584,549
5.428% due 01/01/2036	129,371	129,340
5.436% due 02/01/2037	719,035	719,957
5.50% due 03/01/2018 to 04/01/2029	1,655,542	1,662,744
6.00% due 11/01/2011 to 12/01/2033	370,123	375,697
6.018% due 11/01/2036	767,179	774,936
6.062% due 10/01/2036	1,153,309	1,164,573
6.128% due 10/01/2036	933,379	946,582
6.22% due 08/01/2036	1,144,291	1,160,643
6.50% due 05/01/2017 to 01/01/2036	824,046	841,554
7.00% due 02/01/2024 to 06/01/2032	61,774	63,843
7.50% due 05/01/2024 to 06/01/2024	5,830	6,092
10.50% due 05/01/2019	766	825
5.997% due 12/01/2036	1,639,200	1,654,446

		26,638,686
Federal National Mortgage
Association - 7.16%
3.11368% due 02/17/2009 (b)	260,000	254,444
3.25% due 08/15/2008	675,000	660,024
3.825% due 10/01/2033	192,096	187,715
3.875% due 07/15/2008	350,000	345,363
4.026% due 07/01/2027	2,197	2,218
4.375% due 09/15/2012	410,000	401,303

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association (continued)
4.50% due 02/15/2011 to 01/01/2036	$10,230,926	$9,863,837
4.625% due 10/15/2014	780,000	768,582
4.694% due 09/01/2035	513,383	504,197
4.793% due 11/01/2035	312,649	311,335
4.836% due 06/01/2035	190,810	190,669
4.875% due 12/15/2016	350,000	348,658
5.00% due 01/01/2009 to 01/01/2037	10,586,384	10,359,343
5.046% due 01/01/2037	464,957	463,108
5.063% due 07/01/2035 to 08/01/2036	2,007,678	1,997,157
5.112% due 10/01/2035	354,815	352,646
5.319% due 12/01/2035	228,018	227,572
5.376% due 12/01/2035	262,499	262,312
5.455% due 01/01/2019	1,483	1,489
5.50% due 07/01/2013 to 03/01/2036	14,925,081	14,868,941
5.50% TBA **	400,000	396,750
5.544% due 12/01/2035	395,717	396,371
5.553% due 07/01/2036	1,474,927	1,480,184
5.685% due 12/01/2035	121,462	121,922
5.715% due 01/01/2036	882,501	885,188
5.75% due 02/15/2008	580,000	583,662
5.979% due 09/01/2036	463,430	466,167
6.00% due 05/15/2011 to 09/01/2036	11,911,552	12,102,771
6.50% due 06/01/2013 to 12/01/2099	3,877,372	3,961,005
7.00% due 12/01/2029 to 02/01/2030	3,288	3,407
7.125% due 06/15/2010 to 01/15/2030	1,840,000	2,056,549

		64,824,889
Federal National Mortgage
Association Grantor Trust - 0.09%
5.50% due 01/01/2021	838,421	840,884

Government National Mortgage
Association - 10.69%
4.00% due 09/15/2018	732,085	696,459
4.50% due 09/15/2018 to 11/20/2035	2,541,879	2,424,307
5.00% due 02/15/2018 to 05/15/2036	25,796,068	25,251,106
5.50% due 02/15/2018 to 04/20/2036	23,528,201	23,508,198
5.50% TBA **	4,320,089	4,314,863
6.00% due 12/20/2008 to 08/20/2036	16,432,007	16,679,397
6.00% TBA **	6,429,082	6,523,940
6.50% due 07/15/2009 to 07/20/2035	11,324,886	11,631,417
6.50% TBA **	934,254	957,826
7.00% due 09/15/2012 to 10/20/2036	3,550,622	3,688,204
7.50% due 09/15/2012 to 06/15/2032	447,053	465,595
8.00% due 08/15/2007 to 06/20/2029	354,422	374,888
8.50% due 07/15/2008 to 02/15/2027	90,760	96,768
9.00% due 03/15/2009 to 05/15/2024	53,180	56,753
9.25% due 10/15/2016 to 12/15/2019	4,975	5,367
9.50% due 06/15/2009 to 12/15/2024	17,651	19,014
9.75% due 07/15/2017 to 02/15/2021	4,495	4,956
10.00% due 02/15/2016 to 03/15/2026	71,307	79,045
10.25% due 05/15/2020 to 11/15/2020	4,756	5,288
10.50% due 09/15/2015 to 07/15/2019	10,632	11,855

The accompanying notes are an integral part of the financial statements. 286

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Government National Mortgage
Association (continued)
11.00% due 12/15/2009 to 07/20/2020		$30,455	$33,571
11.50% due 03/15/2010 to 11/15/2019		16,770	18,643
11.75% due 08/15/2013		1,570	1,751
12.00% due 10/15/2010 to 06/15/2015		17,113	19,211
12.25% due 03/15/2014 to 07/20/2015		1,518	1,677
12.50% due 04/15/2010 to 07/15/2015		6,603	7,266
12.75% due 12/20/2013 to 12/20/2014		1,476	1,635
13.00% due 01/15/2011 to 09/20/2015		5,824	6,508
13.50% due 05/15/2010 to 01/15/2015		3,927	4,397

			96,889,905

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $191,035,338)			$191,580,132

FOREIGN GOVERNMENT OBLIGATIONS - 13.76%

Argentina - 0.31%
Republic of Argentina
zero coupon, Step up to 1.18% on
03/31/2009 due 12/31/2038 (b)	ARS	600,000	114,309
0.6245% due 12/15/2035 (b)		$425,000	56,185
2.00% due 09/30/2014 (b)	ARS	1,020,000	366,930
5.83% due 12/31/2033 (b)		2,416,000	1,145,836
7.00% due 09/12/2013		$525,000	519,488
7.00% due 10/03/2015		350,000	334,775
7.875% due 04/11/2011		300,000	304,500

			2,842,023
Austria - 0.57%
Republic of Austria
4.00% due 07/15/2009	EUR	2,600,000	3,447,224
5.50% due 01/15/2010		1,188,000	1,638,475
6.25% due 07/15/2027		49,000	83,449

			5,169,148
Belgium - 0.47%
Kingdom of Belgium
4.25% due 09/28/2013		484,000	651,287
5.00% due 03/28/2035		1,653,000	2,486,622
6.25% due 03/28/2007		821,000	1,087,843

			4,225,752
Brazil - 0.87%
Federative Republic of Brazil
6.00% due 05/15/2015	BRL	1,345,000	953,653
7.875% due 03/07/2015 (a)		$50,000	56,325
8.00% due 01/15/2018		2,770,000	3,101,015
8.00% due 01/15/2018		300,000	335,490
8.75% due 02/04/2025		475,000	598,500
10.00% due 01/01/2014	BRL	2,014,000	873,180
10.00% due 01/01/2012		2,757,000	1,224,100
10.00% due 01/01/2010		750,000	342,396
11.00% due 08/17/2040		$270,000	360,855

			7,845,514

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Canada - 0.12%
Government of Canada
5.75% due 06/01/2033	CAD	408,000	$440,828
Province of Ontario
5.00% due 03/08/2014		687,000	615,978

			1,056,806
Colombia - 0.07%
Republic of Colombia
7.375% due 01/27/2017 (a)		$350,000	377,125
7.375% due 09/18/2037 (a)		200,000	213,600

			590,725
Denmark - 0.08%
Kingdom of Denmark
5.00% due 11/15/2013	DKK	3,277,000	618,545
7.00% due 11/10/2024		364,000	87,986

			706,531
Finland - 0.02%
Government of Finland
5.00% due 07/04/2007	EUR	136,000	180,556

France - 1.77%
Government of France
4.00% due 04/25/2009		1,400,000	1,855,827
4.75% due 10/25/2012		2,260,000	3,112,658
5.00% due 10/25/2016		1,072,000	1,530,343
5.50% due 04/25/2029		637,000	1,007,446
5.50% due 04/25/2010		4,720,000	6,534,120
5.75% due 10/25/2032		1,235,000	2,043,587

			16,083,981
Germany - 1.92%
Bundesrepublik Deutschland, Series 05
3.50% due 01/04/2016		1,245,000	1,593,681
Deutsche Bank AG
5.125% due 01/31/2013		72,000	99,238
Federal Republic of Germany
4.00% due 01/04/2037		1,455,000	1,893,795
4.50% due 01/21/2013		750,000	1,014,229
4.50% due 08/17/2007		1,065,000	1,412,543
4.50% due 01/04/2013		2,211,000	3,011,882
4.75% due 07/04/2028		331,000	477,457
4.75% due 07/04/2034		625,000	912,409
5.25% due 07/04/2010		2,670,000	3,678,863
5.50% due 01/04/2031		595,000	948,870
6.00% due 07/04/2007		1,783,000	2,374,569

			17,417,536
Indonesia - 0.12%
Republic of Indonesia
6.625% due 02/17/2037		$100,000	99,070
6.875% due 03/09/2017 (a)		700,000	737,955
8.50% due 10/12/2035 (a)		200,000	244,500

			1,081,525

The accompanying notes are an integral part of the financial statements. 287

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)

(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Iraq - 0.13%
Republic of Iraq, Series REGS
5.80% due 01/15/2028 (a)		$1,750,000	$1,137,500

Ireland - 0.13%
Republic of Ireland
4.375% due 01/15/2015	EUR	750,000	1,008,395
Republic of Ireland
4.00% due 04/18/2010		96,000	127,200

			1,135,595
Italy - 0.34%
Republic of Italy
4.25% due 08/01/2014		187,000	250,899
5.00% due 10/15/2007		332,000	442,108
5.25% due 09/20/2016		$450,000	459,059
6.00% due 11/01/2007	EUR	1,025,000	1,374,096
6.00% due 05/01/2031		271,000	442,927
7.25% due 11/01/2026		75,000	136,989

			3,106,078
Jamaica - 0.13%
Government of Jamaica
9.00% due 06/02/2015		$215,000	238,650
10.625% due 06/20/2017 (a)		770,000	945,175

			1,183,825
Japan - 2.30%
Government of Japan
1.00% due 12/20/2012	JPY	478,600,000	3,981,427
1.00% due 06/10/2016		377,102,400	3,130,852
1.10% due 12/10/2016		172,500,000	1,445,914
1.30% due 12/20/2013		138,400,000	1,164,588
1.30% due 03/20/2015		60,850,000	507,011
1.40% due 03/21/2011		321,700,000	2,753,599
1.40% due 03/20/2012		140,750,000	1,200,914
1.70% due 09/20/2016		153,100,000	1,306,817
1.90% due 03/20/2025		326,450,000	2,715,366
1.90% due 12/20/2010		24,600,000	214,492
1.90% due 06/20/2016		32,800,000	285,148
2.00% due 06/20/2022		55,200,000	473,144
2.00% due 12/20/2033		191,700,000	1,532,380
2.20% due 06/22/2020		18,000,000	159,207

			20,870,859
Lebanon - 0.03%
Government of Lebanon
8.25% due 04/12/2021 (a)		$100,000	95,875
8.50% due 01/19/2016		180,000	177,975

			273,850
Malaysia - 0.06%
Malaysia Government Bond
3.756% due 04/28/2011	MYR	781,000	224,194
6.90% due 03/15/2007		1,182,000	337,867

			562,061

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Mexico - 1.18%
Government of Mexico
5.625% due 01/15/2017 (a)		$520,000	$522,080
6.75% due 09/27/2034 (a)		525,000	573,037
7.50% due 04/08/2033		65,000	76,895
8.00% due 12/24/2008	MXN	4,450,000	401,068
8.00% due 12/17/2015		21,400,000	1,916,458
8.00% due 12/19/2013		16,300,000	1,465,430
8.125% due 12/30/2019 (a)		$265,000	322,902
9.00% due 12/22/2011	MXN	40,315,000	3,773,694
9.00% due 12/20/2012		7,655,000	720,596
9.00% due 12/24/2009		4,680,000	432,578
9.50% due 12/18/2014		5,090,000	495,656

			10,700,394
Netherlands - 0.05%
Kingdom of Netherlands
5.00% due 07/15/2011	EUR	188,000	259,494
5.50% due 01/15/2028		137,000	215,927

			475,421
Panama - 0.02%
Republic of Panama
6.70% due 01/26/2036 (a)		$163,000	169,113

Peru - 0.03%
Republic of Peru
8.375% due 05/03/2016 (a)		250,000	294,500

Philippines - 0.07%
Philippine Government International Bond
7.50% due 09/25/2024		123,000	134,531
7.75% due 01/14/2031 (a)		425,000	478,656

			613,187
Poland - 0.24%
Republic of Poland
5.00% due 10/24/2013	PLN	4,425,000	1,485,166
6.25% due 10/24/2015		1,805,000	654,621

			2,139,787
Portugal - 0.02%
Republic of Portugal
5.15% due 06/15/2011	EUR	118,000	163,365

Russia - 0.28%
Russian Federation, Series REGS
5.00% due 03/31/2030		$2,240,000	2,538,592

Serbia - 0.13%
Republic of Serbia
zero coupon, Step up to 6.75% on
11/01/2009 due 11/01/2024		1,285,000	1,209,288

South Africa - 0.15%
Republic of South Africa
6.50% due 06/02/2014		485,000	515,555
8.50% due 06/23/2017 (a)		250,000	308,750
13.00% due 08/31/2010	ZAR	3,451,000	546,852

			1,371,157

The accompanying notes are an integral part of the financial statements. 288

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Spain - 0.44%
Kingdom of Spain
4.00% due 01/31/2010	EUR	46,000	$61,057
5.50% due 03/08/2011	AUD	560,000	430,517
5.75% due 07/30/2032	EUR	127,000	209,473
6.00% due 01/31/2008		2,427,000	3,268,265

			3,969,312
Sweden - 0.26%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	13,315,000	1,946,872
5.125% due 03/01/2017		$425,000	429,401

			2,376,273
Turkey - 0.43%
Republic of Turkey
6.875% due 03/17/2036 (a)		785,000	741,825
7.00% due 06/05/2020		325,000	325,000
7.25% due 03/15/2015		50,000	51,625
7.375% due 02/05/2025		40,000	40,800
11.50% due 01/23/2012 (a)		100,000	121,625
14.00% due 01/19/2011	TRY	3,732,800	2,353,947
15.00% due 02/10/2010		320,000	209,261
20.00% due 10/17/2007		10,000	7,614

			3,851,697
Ukraine - 0.03%
Ukraine Government International Bond,
Series REGS
6.58% due 11/21/2016 (a)		$300,000	304,080

United Kingdom - 0.90%
Government of United Kingdom
4.25% due 03/07/2011	GBP	2,335,000	4,433,980
4.25% due 06/07/2032		1,395,000	2,702,977
4.75% due 06/07/2010		540,000	1,044,456

			8,181,413
Uruguay - 0.03%
Republic of Uruguay
7.625% due 03/21/2036		$250,000	272,000

Vietnam - 0.06%
Socialist Republic of Vietnam
6.875% due 01/15/2016		525,000	562,067

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $121,872,121)			$124,661,511

CORPORATE BONDS - 27.65%
Advertising - 0.36%
Advanstar Communications, Inc.
10.75% due 08/15/2010		425,000	456,344
Advanstar Communications, Inc., Series B
15.00% due 10/15/2011		200,000	208,000
Lamar Advertising Company
2.875% due 12/31/2010 (a)		425,000	569,432
Lamar Media Corp.
6.625% due 08/15/2015		350,000	344,750

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Advertising (continued)
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		$850,000	$907,375
R.H. Donnelley Financial Corp., I
10.875% due 12/15/2012		350,000	379,750
Valassis Communications, Inc.
8.25% due 03/01/2015		425,000	423,937

			3,289,588
Aerospace - 0.32%
BE Aerospace, Inc., Series B
8.875% due 05/01/2011		100,000	103,375
Boeing Capital Corp.
6.10% due 03/01/2011 (a)		330,000	342,734
Boeing Company
8.75% due 08/15/2021 (a)		55,000	73,646
GenCorp, Inc.
9.50% due 08/15/2013		550,000	588,500
Moog, Inc.
6.25% due 01/15/2015		275,000	271,906
Northrop Grumman Corp.
7.125% due 02/15/2011		355,000	380,865
7.75% due 03/01/2016		35,000	41,040
Raytheon Company
6.15% due 11/01/2008 (a)		170,000	172,216
Rolls-Royce Group PLC, EMTN
4.50% due 03/16/2011	EUR	53,000	70,680
Sequa Corp.
9.00% due 08/01/2009		$25,000	26,375
TransDigm, Inc.
7.75% due 07/15/2014		475,000	488,063
United Technologies Corp.
4.375% due 05/01/2010		250,000	245,458
5.40% due 05/01/2035		110,000	107,962

			2,912,820
Agriculture - 0.11%
Bunge, Ltd.
4.375% due 12/15/2008		660,000	649,152
Terra Capital, Inc.
7.00% due 02/01/2017		325,000	323,375

			972,527
Air Travel - 0.12%
Air Jamaica, Ltd., Series REGS
9.375% due 07/08/2015		75,000	79,013
Continental Airlines, Inc.
8.75% due 12/01/2011		475,000	477,375
Delta Air Lines, Inc.
7.90% due 12/15/2009		550,000	321,750
Southwest Airlines Company
6.50% due 03/01/2012		160,000	167,959

			1,046,097
Aluminum - 0.14%
Alcoa, Inc.
6.00% due 01/15/2012		310,000	321,181
Aleris International, Inc.
10.00% due 12/15/2016		325,000	341,250

The accompanying notes are an integral part of the financial statements. 289

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Aluminum (continued)
Century Aluminum Company
7.50% due 08/15/2014	$300,000	$306,750
Novelis, Inc.
7.25% due 02/15/2015	325,000	338,000

		1,307,181

Amusement & Theme Parks - 0.04%
Universal City Development Partners
11.75% due 04/01/2010	375,000	398,438

Apparel & Textiles - 0.24%
Aramark Corp.
8.86% due 02/01/2015 (b)	875,000	903,437
Broder Brothers, Series B
11.25% due 10/15/2010	225,000	227,813
Collins & Aikman Floorcoverings, Inc.
9.75% due 02/15/2010	300,000	306,750
INVISTA
9.25% due 05/01/2012	400,000	426,000
Rafaella Apparel Group, Inc.
11.25% due 06/15/2011	268,000	274,700

		2,138,700

Auto Parts - 0.25%
Accuride Corp.
8.50% due 02/01/2015	250,000	253,125
American Axle & Manufacturing, Inc.
7.875% due 03/01/2017	150,000	150,000
Commercial Vehicle Group, Inc.
8.00% due 07/01/2013	50,000	50,375
Lear Corp., Series B
8.75% due 12/01/2016 (a)	125,000	120,469
Rental Service Corp.
5.57% due 11/27/2013	500,000	509,790
Tenneco Automotive, Inc.
8.625% due 11/15/2014 (a)	800,000	834,000
UCI Holdco, Inc.
12.365% due 12/15/2013	325,000	332,312

		2,250,071

Auto Services - 0.11%
Adesa, Inc.
7.625% due 06/15/2012	250,000	256,250
ERAC USA Finance Company
7.95% due 12/15/2009	115,000	122,787
Hertz Corp., Class A
8.875% due 01/01/2014	500,000	538,750
10.50% due 01/01/2016	100,000	114,000

		1,031,787

Automobiles - 0.42%
AutoNation, Inc.
7.00% due 04/15/2014	550,000	557,563
7.36% due 04/15/2013 (b)	175,000	177,625
DaimlerChrysler N.A. Holding Corp., MTN
5.81% due 08/03/2009 (b)	470,000	471,447
ERAC USA Finance Company
5.60% due 05/01/2015	240,000	241,136

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Automobiles (continued)
Ford Motor Company
4.25% due 12/15/2036		$191,000	$213,710
General Motors Corp.
7.125% due 07/15/2013 (a)		225,000	214,312
7.20% due 01/15/2011 (a)		575,000	560,625
7.70% due 04/15/2016 (a)		50,000	47,625
8.375% due 07/15/2033 (a)		1,325,000	1,228,938
8.375% due 07/05/2033	EUR	80,000	102,801

			3,815,782
Banking - 1.49%
American Express Centurion Bank
4.375% due 07/30/2009		$300,000	296,303
Australia & New Zealand Banking Group,
Ltd., EMTN
4.45% due 02/05/2015 (b)	EUR	84,000	111,866
BAC Capital Trust VI
5.625% due 03/08/2035		$570,000	548,912
Banca Intesa SpA, EMTN
5.85% due 05/08/2014 (b)	EUR	67,000	91,473
Banca Monte dei Paschi di Siena SpA, EMTN
4.50% due 09/24/2015 (b)		75,000	99,861
Bank of America Corp.
4.50% due 08/01/2010		$150,000	147,576
5.75% due 08/15/2016		210,000	216,834
Bank of Ireland
6.45% due 02/10/2010	EUR	49,000	68,749
Bank of New York
5.41% due 05/15/2009		$300,000	302,830
Bank One Corp.
5.25% due 01/30/2013		250,000	251,080
Banknorth Capital Trust I, Series B
10.52% due 05/01/2027		25,000	26,453
Banque du Liban, Series ECD
10.00% due 04/25/2015		300,000	323,625
Barclays Bank PLC
5.926% due 12/31/2049 (b)		205,000	209,468
7.40% due 12/15/2009		300,000	318,200
Barclays Bank PLC, EMTN
5.75% due 03/08/2011	EUR	66,000	92,448
BB&T Capital Trust II
6.75% due 06/07/2036		$420,000	468,718
BNP Paribas, EMTN
5.25% due 12/17/2012	EUR	71,000	98,894
Charter Comm Open Bank
8.125% due 04/28/2013		$1,500,000	1,512,375
Colonial Bank, N.A.
9.375% due 06/01/2011		185,000	209,453
Credit Agricole SA, Series TSDI
zero coupon, Step up to 6% on
06/20/2018 due 06/20/2049 (b)	GBP	100,000	185,387
Credit Suisse Group Finance Guernsey, Ltd.
6.375% due 06/07/2013	EUR	76,000	111,611
Danske Bank A/S, EMTN
4.25% due 06/20/2016 (b)		80,000	105,068

The accompanying notes are an integral part of the financial statements. 290

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
HBOS PLC
6.00% due 11/01/2033		$420,000	$439,434
HBOS PLC, EMTN
4.375% due 10/30/2019 (b)	EUR	99,000	130,800
HSBC Bank PLC, EMTN
4.25% due 03/18/2016 (b)		61,000	80,727
HSBC Holdings PLC
6.50% due 05/02/2036		$175,000	191,853
9.875% due 04/08/2018	GBP	100,000	238,456
Huntington National Bank, Series BKNT
4.375% due 01/15/2010		$220,000	214,612
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		15,000	14,536
ING Bank NV, EMTN
5.50% due 01/04/2012	EUR	71,000	99,128
Islandsbanki HF
5.52% due 10/15/2008 (b)		$200,000	199,672
Keybank NA
5.80% due 07/01/2014		40,000	41,134
Keybank NA, Series BKNT
4.412% due 03/18/2008		55,000	54,365
KeyCorp, MTN, Series G
4.70% due 05/21/2009		45,000	44,448
Kreditanstalt fuer Wiederaufbau
4.70% due 06/02/2037	CAD	315,000	277,022
Kreditanstalt fuer Wiederaufbau, Series EXCH
5.50% due 12/07/2015	GBP	455,000	911,278
Landwirtschaftliche Rentenbank, Series 7
3.75% due 06/15/2009		$110,000	107,349
Marshall & Ilsley Bank, Series BKNT
3.80% due 02/08/2008		110,000	108,436
4.125% due 09/04/2007		50,000	49,740
Marshall & Ilsley Bank, Series MTN
5.15% due 02/22/2012		250,000	250,930
Mizuho Capital Investment EUR 1, Ltd.
5.02% due 06/29/2049 (b)	EUR	50,000	66,609
Nordea Bank Finland PLC, EMTN
5.75% due 03/26/2014 (b)		52,000	70,901
Northern Rock PLC, EMTN
5.75% due 02/28/2017	GBP	99,000	194,114
Northern Trust Company, Series BKNT
4.60% due 02/01/2013		$120,000	116,633
Northern Trust Corp.
5.30% due 08/29/2011		144,000	145,628
PNC Funding Corp
5.625% due 02/01/2017		195,000	198,336
Rabobank Nederland, EMTN
3.125% due 07/19/2010	EUR	75,000	96,760
Royal Bank of Scotland PLC, EMTN
zero coupon, Step up to 6.935% on
09/08/2014 due 06/29/2049 (b)	GBP	104,000	206,475
6.00% due 05/10/2013	EUR	40,000	57,742
Sanpaolo IMI SpA, EMTN
3.75% due 06/09/2015 (b)		64,000	83,283
Standard Chartered Bank, EMTN
3.625% due 02/03/2017 (b)		64,000	81,836
Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Sumitomo Mitsui Banking Corp, Series REGS
4.375% due 07/29/2049 (b)	EUR	50,000	$64,110
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (b)		$200,000	198,287
Suncorp-Metway, Ltd.
4.625% due 06/15/2013		30,000	29,172
SunTrust Banks, Inc.
7.75% due 05/01/2010		250,000	268,916
Svenska Handelsbanken, EMTN
6.125% due 03/29/2049 (b)	GBP	49,000	96,668
US Bancorp, MTN, Series P
4.50% due 07/29/2010		$190,000	186,794
US Bank NA
6.50% due 02/01/2008		260,000	261,909
Wachovia Bank NA, Series BKNT
4.875% due 02/01/2015		360,000	350,482
Wachovia Corp.
4.375% due 08/01/2016	EUR	50,000	65,870
5.41% due 07/20/2007 (b)		$65,000	65,035
5.50% due 08/01/2035 (a)		110,000	106,316
6.40% due 04/01/2008		90,000	90,995
Webster Capital Trust II, Series B
10.00% due 04/01/2027		35,000	36,832
Webster Financial Corp.
5.125% due 04/15/2014		200,000	193,751
Wells Fargo Bank NA
4.75% due 02/09/2015 (c)		270,000	261,499
Wells Fargo Company
4.20% due 01/15/2010 (c)		205,000	201,024
4.875% due 01/12/2011 (c)		225,000	224,321
Westpac Banking Corp.
2.875% due 06/25/2008	EUR	21,000	27,374
World Savings Bank FSB, Series BKNT
4.125% due 12/15/2009		$195,000	190,275

			13,489,051
Biotechnology - 0.05%
Amgen, Inc.
4.00% due 11/18/2009		130,000	126,821
Genentech, Inc.
4.40% due 07/15/2010		125,000	123,069
4.75% due 07/15/2015		205,000	198,796

			448,686
Broadcasting - 0.55%
Allbritton Communications Company
7.75% due 12/15/2012		800,000	820,000
Barrington Broadcasting
10.50% due 08/15/2014		250,000	261,875
Canadian Satellite Radio Holdings, Inc., ADR
12.75% due 02/15/2014		250,000	256,875
CanWest Media, Inc.
8.00% due 09/15/2012		400,000	412,000
Fisher Communications, Inc.
8.625% due 09/15/2014		175,000	187,250
Gray Television, Inc.
9.25% due 12/15/2011		675,000	705,375

The accompanying notes are an integral part of the financial statements. 291

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Broadcasting (continued)
Liberty Media Corp.
4.00% due 11/15/2029		$600,000	$402,000
LIN Television Corp.
2.50% due 05/15/2033		72,000	68,760
News America, Inc.
6.15% due 03/01/2037		525,000	531,132
6.20% due 12/15/2034		190,000	190,931
7.375% due 10/17/2008		125,000	128,904
Sirius Satellite Radio, Inc.
9.625% due 08/01/2013		425,000	429,250
XM Satellite Radio, Inc.
9.75% due 05/01/2014 (a)		575,000	580,750

			4,975,102
Building Materials & Construction - 0.33%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014		450,000	335,250
Columbus McKinnon Corp.
8.875% due 11/01/2013 (a)		575,000	612,375
CRH America, Inc.
6.00% due 09/30/2016		240,000	247,202
6.40% due 10/15/2033		65,000	66,764
Esco Corp.
8.625% due 12/15/2013		325,000	343,688
9.235% due 12/15/2013 (b)		175,000	182,000
Interline Brands, Inc.
8.125% due 06/15/2014		500,000	512,500
Lafarge SA
6.15% due 07/15/2011		140,000	144,932
Texas Industries, Inc.
7.25% due 07/15/2013		500,000	517,500

			2,962,211
Buildings - 0.01%
D.R. Horton, Inc.
4.875% due 01/15/2010		70,000	69,011

Business Services - 0.47%
Affinity Group, Inc.
9.00% due 02/15/2012		100,000	102,000
10.875% due 02/15/2012		117,215	116,629
Dun & Bradstreet Corp.
5.50% due 03/15/2011		120,000	121,118
FTI Consulting, Inc.
7.625% due 06/15/2013		375,000	389,063
7.75% due 10/01/2016		250,000	263,750
Insurance Auto Auctions, Inc.
11.00% due 04/01/2013		200,000	226,000
Invensys PLC
9.875% due 03/15/2011 (a)		344,000	369,800
Manpower, Inc., Series EMTN
4.75% due 06/14/2013	EUR	50,000	65,855
Nebraska Book Company, Inc.
8.625% due 03/15/2012		$700,000	700,000
Sungard Data Systems, Inc.
9.125% due 08/15/2013		798,000	851,865
9.972% due 08/15/2013 (b)		225,000	235,125

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Business Services (continued)
West Corp.
11.00% due 10/15/2016 (a)		$675,000	$727,312
Xerox Corp.
6.75% due 02/01/2017		80,000	84,567

			4,253,084
Cable and Television - 0.95%
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010		675,000	710,437
Comcast Cable Communications, Inc.
8.375% due 05/01/2007		120,000	120,544
Comcast Corp.
4.95% due 06/15/2016		407,000	391,670
5.875% due 02/15/2018		455,000	463,551
Cox Communications, Inc.
7.125% due 10/01/2012		266,000	288,956
7.75% due 11/01/2010		115,000	124,663
Cox Enterprises, Inc.
4.375% due 05/01/2008		135,000	132,912
CSC Holdings, Inc.
7.25% due 07/15/2008		250,000	253,125
DirecTV Holdings LLC
8.375% due 03/15/2013		650,000	686,563
Echostar DBS Corp.
5.75% due 10/01/2008		15,000	15,000
6.625% due 10/01/2014		425,000	429,250
7.00% due 10/01/2013		150,000	154,125
Kabel Deutschland GmbH
10.625% due 07/01/2014		375,000	418,125
Mediacom Broadband LLC
8.50% due 10/15/2015		75,000	76,313
News America, Inc.
6.40% due 12/15/2035		220,000	227,049
Rainbow National Services LLC
8.75% due 09/01/2012		100,000	106,250
Rogers Cable, Inc.
5.50% due 03/15/2014		160,000	156,400
6.75% due 03/15/2015		200,000	209,500
Shaw Communications, Inc.
7.40% due 10/17/2007	CAD	45,000	39,117
8.25% due 04/11/2010		$125,000	133,438
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		1,100,000	1,133,000
Superior Essex Communications &
Essex Group, Inc.
9.00% due 04/15/2012		225,000	231,750
Time Warner Entertainment Company LP
7.25% due 09/01/2008		355,000	363,360
8.375% due 03/15/2023		406,000	489,718
Time Warner, Inc.
5.50% due 11/15/2011		275,000	278,101
Viacom, Inc.
5.75% due 04/30/2011		95,000	96,553
6.25% due 04/30/2016		465,000	474,955

The accompanying notes are an integral part of the financial statements. 292

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Cable and Television (continued)
Videotron Ltee
6.375% due 12/15/2015		$100,000	$98,250
6.875% due 01/15/2014		315,000	318,150

			8,620,825
Cellular Communications - 0.93%
America Movil SA de CV
6.375% due 03/01/2035		385,000	387,708
8.46% due 12/18/2036	MXN	1,000,000	89,518
American Cellular Corp.
10.00% due 08/01/2011		$200,000	212,750
American Tower Corp.
3.00% due 08/15/2012		275,000	540,031
7.125% due 10/15/2012		110,000	113,713
7.25% due 12/01/2011		50,000	51,688
AT&T Broadband Corp.
8.375% due 03/15/2013		409,000	472,433
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		370,000	406,439
Centennial Communications Corp.
10.00% due 01/01/2013 (a)		150,000	162,000
10.125% due 06/15/2013		525,000	567,656
Cingular Wireless Services, Inc.
8.125% due 05/01/2012		10,000	11,319
Cricket Communications, Inc., I
9.375% due 11/01/2014 (a)		675,000	712,125
Digicel, Ltd.
9.25% due 09/01/2012		500,000	532,500
Dobson Cellular Systems, Inc.
8.875% due 10/01/2013 (a)		200,000	206,250
9.875% due 11/01/2012		225,000	244,688
Horizon PCS, Inc.
11.375% due 07/15/2012		125,000	138,750
MetroPCS Wireless, Inc.
zero coupon due 11/03/2013		750,000	757,973
9.25% due 11/01/2014		800,000	840,000
Motorola, Inc.
7.50% due 05/15/2025		65,000	73,817
Rogers Wireless, Inc.
6.375% due 03/01/2014		675,000	692,719
7.50% due 03/15/2015		50,000	54,875
8.00% due 12/15/2012		600,000	639,750
Rural Cellular Corp.
9.875% due 02/01/2010		150,000	158,625
10.898% due 11/01/2012		100,000	104,000
Vodafone Group PLC
5.625% due 02/27/2017		275,000	275,058

			8,446,385
Chemicals - 0.30%
Domtar, Inc.
7.875% due 10/15/2011		200,000	211,500
Dow Chemical Company
6.125% due 02/01/2011		120,000	122,899
Dow Chemical Company, EMTN
4.375% due 06/25/2010	EUR	73,000	96,434

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
E.I. Du Pont de Nemours & Company
5.60% due 12/15/2036		$285,000	$279,709
Hercules, Inc.
6.75% due 10/15/2029		275,000	275,000
Huntsman International LLC
7.875% due 11/15/2014		775,000	802,125
Ineos Group Holdings PLC
8.50% due 02/15/2016		575,000	559,187
Lubrizol Corp.
4.625% due 10/01/2009		60,000	59,245
5.875% due 12/01/2008		195,000	196,505
Praxair, Inc.
4.75% due 07/15/2007		85,000	84,866
Rockwood Specialties Group, Inc.
10.625% due 05/15/2011		50,000	52,750

			2,740,220
Coal - 0.14%
Alpha Natural Resources LLC
10.00% due 06/01/2012		400,000	432,000
Foundation PA Coal Company
7.25% due 08/01/2014		475,000	480,938
Peabody Energy Corp.
7.375% due 11/01/2016		375,000	391,875

			1,304,813
Commercial Services - 0.16%
Aramark Corp., Tranche B
7.485% due 01/26/2017 (b)(f)		500,000	505,415
Mac-Gray Corp.
7.625% due 08/15/2015		225,000	231,187
Rental Service Corp.
9.50% due 12/01/2014		425,000	452,625
Rentokil Initial PLC, Series EMTN
5.75% due 03/31/2016	GBP	150,000	288,400

			1,477,627
Computers & Business Equipment - 0.18%
Broadview Networks Holdings, Inc.
11.375% due 09/01/2012		$225,000	238,500
Cisco Systems, Inc.
5.25% due 02/22/2011		290,000	292,471
Hewlett-Packard Company
5.50% due 07/01/2007		200,000	200,088
International Business Machines Corp., MTN
3.80% due 02/01/2008		180,000	177,823
Unisys Corp.
6.875% due 03/15/2010 (a)		225,000	225,000
7.875% due 04/01/2008		325,000	325,000
8.00% due 10/15/2012		75,000	75,750
Xerox Corp.
6.40% due 03/15/2016		100,000	103,692

			1,638,324
Construction & Mining Equipment - 0.01%
Terex Corp.
7.375% due 01/15/2014		100,000	102,750

The accompanying notes are an integral part of the financial statements. 293

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Containers & Glass - 0.52%
AEP Industries, Inc.
7.875% due 03/15/2013	$250,000	$255,000
Ball Corp.
6.875% due 12/15/2012	575,000	586,500
Berry Plastics Holding Corp.
8.875% due 09/15/2014	275,000	284,625
9.235% due 09/15/2014 (b)	150,000	154,875
BWAY Corp.
10.00% due 10/15/2010	400,000	419,000
Graham Packaging Company
8.50% due 10/15/2012	150,000	152,250
Graphic Packaging International Corp.
8.50% due 08/15/2011	300,000	312,000
9.50% due 08/15/2013	75,000	79,969
Mobile Mini, Inc.
9.50% due 07/01/2013	449,000	480,430
Owens Corning, Inc.
6.50% due 12/01/2016	105,000	108,418
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	275,000	288,062
8.75% due 11/15/2012	355,000	372,750
8.875% due 02/15/2009	100,000	102,250
Owens-Illinois, Inc.
7.35% due 05/15/2008	75,000	75,750
Plastipak Holdings, Inc.
8.50% due 12/15/2015	75,000	78,188
Sealed Air Corp.
5.375% due 04/15/2008	230,000	228,961
Silgan Holdings, Inc.
6.75% due 11/15/2013	175,000	174,125
Stone Container Corp.
8.375% due 07/01/2012	400,000	408,000
Stone Container Finance
7.375% due 07/15/2014	200,000	197,500

		4,758,653
Cosmetics & Toiletries - 0.01%
Chattem, Inc.
7.00% due 03/01/2014	75,000	75,000

Crude Petroleum & Natural Gas - 0.79%
Amerada Hess Corp.
7.375% due 10/01/2009	75,000	78,854
7.875% due 10/01/2029	298,000	356,143
AmeriGas Partners LP
7.125% due 05/20/2016	25,000	25,125
7.25% due 05/20/2015	825,000	837,375
Apache Corp.
6.00% due 01/15/2037	80,000	82,254
Atlantic Richfield Corp.
9.125% due 03/01/2011	105,000	120,651
Chaparral Energy, Inc.
8.50% due 12/01/2015	325,000	324,188
Chesapeake Energy Corp.
6.50% due 08/15/2017	1,205,000	1,186,925
6.875% due 11/15/2020	475,000	476,187

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas
(continued)
Clayton Williams Energy, Inc.
7.75% due 08/01/2013	$325,000	$308,750
Compton Petroleum Finance Corp.
7.625% due 12/01/2013	600,000	588,000
Denbury Resources, Inc.
7.50% due 04/01/2013	300,000	303,000
7.50% due 12/15/2015	375,000	378,750
EnCana Corp.
4.60% due 08/15/2009	190,000	187,311
5.80% due 05/01/2014	400,000	410,744
6.50% due 08/15/2034	45,000	47,938
Encore Acquisition Company
7.25% due 12/01/2017	425,000	406,938
Hilcorp Energy I LP
7.75% due 11/01/2015	400,000	400,000
PetroHawk Energy Corp.
9.125% due 07/15/2013	400,000	425,000
Range Resources Corp.
7.50% due 05/15/2016	25,000	25,688
Sempra Energy
5.83% due 05/21/2008 (b)	180,000	180,113

		7,149,934
Domestic Oil - 0.38%
ConocoPhillips Company
5.30% due 04/15/2012	275,000	277,570
5.90% due 10/15/2032 (a)	180,000	186,288
Devon Financing Corp., ULC
6.875% due 09/30/2011	790,000	842,506
7.875% due 09/30/2031	95,000	116,181
Diamond Offshore Drilling, Inc.
4.875% due 07/01/2015	240,000	227,614
5.15% due 09/01/2014	395,000	382,953
Forest Oil Corp.
8.00% due 12/15/2011	400,000	417,000
Range Resources Corp.
6.375% due 03/15/2015	650,000	637,000
Valero Energy Corp.
3.50% due 04/01/2009	320,000	309,856
4.75% due 04/01/2014	65,000	61,784

		3,458,752
Drugs & Health Care - 0.06%
CVS Corp.
3.875% due 11/01/2007	240,000	237,617
General Nutrition Centers, Inc.
8.50% due 12/01/2010	250,000	265,578
8.625% due 01/15/2011	50,000	53,369

		556,564
Educational Services - 0.20%
AAC Group Holding Corp.
zero coupon, Step up to 10.25% on
10/01/2008 due 10/01/2012 (a)	200,000	181,000
12.75% due 10/01/2012 (a)	233,685	263,480

The accompanying notes are an integral part of the financial statements. 294

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Educational Services (continued)
Education Management Corp.
10.25% due 06/01/2016 (a)		$1,300,000	$1,410,500

			1,854,980
Electrical Equipment - 0.07%
Exelon Generation Company LLC
5.35% due 01/15/2014		170,000	168,050
General Cable Corp.
9.50% due 11/15/2010		400,000	424,000

			592,050
Electrical Utilities - 1.15%
AES Corp.
7.75% due 03/01/2014		210,000	219,975
8.875% due 02/15/2011		275,000	295,625
9.00% due 05/15/2015		555,000	594,544
9.375% due 09/15/2010		100,000	108,500
Alabama Power Company
3.50% due 11/15/2007		150,000	148,291
5.55% due 08/25/2009 (b)		120,000	120,444
Allegheny Energy Supply Company LLC
7.80% due 03/15/2011		250,000	267,500
8.25% due 04/15/2012		50,000	54,750
AmerenUE
5.40% due 02/01/2016		285,000	282,761
Appalachian Power Company
5.6938% due 06/29/2007 (b)		70,000	70,057
6.375% due 04/01/2036		170,000	180,145
Black Hills Corp.
6.50% due 05/15/2013		235,000	238,808
CE Electric UK Funding Company
6.995% due 12/30/2007		200,000	202,688
CenterPoint Energy Transition Bond Co., LLC,
Series A-2
4.97% due 08/01/2014		175,000	175,299
CenterPoint Energy, Inc., Series B
5.875% due 06/01/2008		110,000	110,628
7.25% due 09/01/2010		205,000	217,086
CMS Energy Corp.
8.50% due 04/15/2011		50,000	54,250
Consumers Energy Co.
5.80% due 09/15/2035		100,000	97,268
Dominion Resources, Inc.
4.125% due 02/15/2008		65,000	64,342
Edison SpA, EMTN
5.125% due 12/10/2010	EUR	45,000	61,191
El Paso Electric Company
6.00% due 05/15/2035		$245,000	240,370
Elia System Operator SA
4.75% due 05/13/2014	EUR	68,000	92,057
Enbw International Finance BV, EMTN
5.875% due 02/28/2012		36,000	50,997
Entergy Louisiana LLC
5.83% due 11/01/2010		$35,000	34,970
FirstEnergy Corp.
6.45% due 11/15/2011		245,000	257,443

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Midamerican Energy Holdings Company
6.125% due 04/01/2036		$220,000	$227,423
Midwest Generation LLC
8.75% due 05/01/2034		500,000	538,750
Mirant Americas Generation LLC
8.30% due 05/01/2011		400,000	408,000
Mission Energy Holding Co.
13.50% due 07/15/2008		400,000	436,500
Monongahela Power Company
5.70% due 03/15/2017		265,000	267,777
National Grid PLC, EMTN
5.00% due 07/02/2018	EUR	22,000	29,616
National Power Corp, Series REGS
6.875% due 11/02/2016		$100,000	102,247
National Power Corp.
9.61% due 08/23/2011 (b)		200,000	225,000
Nevada Power Company
5.875% due 01/15/2015		45,000	45,712
Orion Power Holdings, Inc.
12.00% due 05/01/2010		350,000	406,000
Pacific Gas & Electric Company
4.80% due 03/01/2014		235,000	228,450
6.05% due 03/01/2034		50,000	51,687
Pepco Holdings, Inc.
5.50% due 08/15/2007		110,000	110,072
PPL Capital Funding, Inc.
4.33% due 03/01/2009		85,000	83,135
Reliant Energy, Inc.
6.75% due 12/15/2014		200,000	207,500
9.50% due 07/15/2013		150,000	162,563
RWE Finance BV, EMTN
5.375% due 04/18/2008	EUR	33,000	44,237
6.375% due 06/03/2013	GBP	49,000	99,690
San Diego Gas & Electric Company
5.35% due 05/15/2035 (a)		$60,000	57,790
Scottish Power UK PLC
8.375% due 02/20/2017	GBP	39,000	92,686
Sierra Pacific Resources
7.803% due 06/15/2012		$125,000	132,303
8.625% due 03/15/2014		850,000	920,498
Southern California Edison Company
4.65% due 04/01/2015		275,000	264,211
Southern Co., Series A
5.30% due 01/15/2012		95,000	95,665
Tri-State Generation & Transmission Association
6.04% due 01/31/2018		98,556	99,822
Vattenfall Treasury AB, EMTN
6.00% due 04/03/2009	EUR	35,000	47,953
Virginia Electric and Power Company
4.50% due 12/15/2010		$35,000	34,225
6.00% due 01/15/2036		310,000	319,450
Westar Energy, Inc.
5.10% due 07/15/2020		185,000	174,670
Western Power Distribution Holdings, Ltd.
6.875% due 12/15/2007		160,000	160,809

The accompanying notes are an integral part of the financial statements. 295

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Wisconsin Electric Power Company
3.50% due 12/01/2007		$120,000	$118,504

			10,432,934

Electronics - 0.17%
Celestica, Inc.
7.875% due 07/01/2011 (a)		400,000	393,000
L-3 Communications Corp., Series B
6.375% due 10/15/2015		550,000	547,250
NXP BV/NXP Funding LLC
8.118% due 10/15/2013 (b)		500,000	511,250
NXP BV/NXP Funding LLC, Series REGS
8.625% due 10/15/2015	EUR	75,000	101,585

			1,553,085

Energy - 0.77%
Baltimore Gas & Electric Company
5.90% due 10/01/2016		$285,000	293,126
Copano Energy LLC
8.125% due 03/01/2016		250,000	258,750
Duke Capital LLC
6.25% due 02/15/2013 (a)		155,000	159,071
Duke Capital LLC, Series B
6.75% due 07/15/2018		90,000	94,396
Enterprise Products Operating LP
4.95% due 06/01/2010		400,000	397,727
Enterprise Products Operating LP, Series B
5.60% due 10/15/2014		120,000	120,462
Enterprise Products Operating LP, Series B
4.00% due 10/15/2007		80,000	79,344
Ferrellgas Partners LP
8.75% due 06/15/2012		450,000	468,000
Florida Power & Light Company
6.20% due 06/01/2036		110,000	119,749
Mirant North America LLC
7.375% due 12/31/2013		1,725,000	1,772,437
Niagara Mohawk Power Corp., Series G
7.75% due 10/01/2008		50,000	51,796
NRG Energy, Inc.
7.25% due 02/01/2014		400,000	408,000
7.375% due 02/01/2016		1,855,000	1,892,100
Progress Energy, Inc.
5.625% due 01/15/2016		400,000	406,186
Stone Energy Corp.
8.11% due 07/15/2010 (b)		400,000	400,500
TXU Energy Company LLC
6.125% due 03/15/2008		45,000	45,283
Xcel Energy, Inc.
7.00% due 12/01/2010		30,000	31,869

			6,998,796

Financial Services - 3.76%
AGFC Capital Trust I
6.00% due 01/15/2067 (b)		200,000	201,730
AGY Holding Corp.
11.00% due 11/15/2014		250,000	258,750
AIG SunAmerica Global Financing XII
5.30% due 05/30/2007		75,000	74,982

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Altadis Emisiones Financial
4.00% due 12/11/2015	EUR	50,000	$62,589
Altria Finance Cayman Islands, Ltd.
5.625% due 06/24/2008		61,000	82,110
American Express Company
5.25% due 09/12/2011		$230,000	232,173
5.50% due 09/12/2016		50,000	51,143
American Express Credit Corp., EMTN
3.625% due 10/13/2009	EUR	55,000	71,700
American General Finance Corp., Series I, MTN
5.40% due 12/01/2015		$250,000	251,180
American Honda Finance Corp.
4.50% due 05/26/2009		365,000	361,615
Arch Western Finance LLC
6.75% due 07/01/2013		375,000	368,437
BCP Crystal Holdings Corp.
9.625% due 06/15/2014		250,000	277,812
Bear Stearns Companies, Inc.
4.00% due 01/31/2008		150,000	148,500
5.50% due 08/15/2011		275,000	278,823
5.55% due 01/22/2017		105,000	104,843
BHP Billiton Finance USA, Ltd.
4.80% due 04/15/2013		340,000	332,889
Boeing Capital Corp., MTN, Series X
6.35% due 11/15/2007		160,000	161,200
Capital One Bank
6.50% due 06/13/2013		330,000	349,646
Capital One Financial Corp.
4.738% due 05/17/2007		160,000	159,752
6.15% due 09/01/2016		215,000	223,128
Caterpillar Financial Services Corp.
4.50% due 06/15/2009		125,000	123,590
Caterpillar Financial Services Corp., MTN, Series F
4.50% due 09/01/2008		140,000	138,710
CIT Group, Inc.
5.50% due 11/30/2007		65,000	65,156
6.00% due 04/01/2036		165,000	167,021
CIT Group, Inc., GMTN
4.25% due 09/22/2011	EUR	100,000	131,419
CIT Group, Inc., MTN
5.51% due 08/15/2008 (b)		$115,000	115,244
Citigroup, Inc.
3.625% due 02/09/2009		130,000	126,887
3.875% due 05/21/2010	EUR	35,000	45,987
4.75% due 02/10/2019 (b)		100,000	135,022
5.00% due 09/15/2014		$175,000	171,802
5.30% due 01/07/2016 (a)		285,000	287,036
Countrywide Financial Corp.
6.25% due 05/15/2016		321,000	326,704
Countrywide Home Loans, Inc., MTN
4.125% due 09/15/2009		150,000	146,299
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/2010		300,000	298,724
Credit Suisse USA, Inc.
5.50% due 08/16/2011		170,000	173,022

The accompanying notes are an integral part of the financial statements. 296

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
ERAC USA Finance Company
6.75% due 05/15/2007		$150,000	$150,330
ERP Operating LP
3.85% due 08/15/2026 (a)		15,000	15,541
Ford Motor Credit Company
5.80% due 01/12/2009		330,000	324,140
6.315% due 03/21/2007 (b)		50,000	49,997
6.93% due 01/15/2010 (b)		100,000	99,494
7.375% due 10/28/2009		135,000	136,013
9.81% due 04/15/2012 (b)		2,625,000	2,838,867
Franklin Resources, Inc.
3.70% due 04/15/2008		60,000	58,954
Fund American Companies, Inc.
5.875% due 05/15/2013		205,000	206,882
GATX Financial Corp.
5.50% due 02/15/2012		645,000	646,972
GE Capital European Funding, Series EMTN
3.50% due 02/14/2013	EUR	110,000	140,721
GE Capital UK Funding, EMTN
5.625% due 12/12/2014	GBP	145,000	285,956
General Electric Capital Corp.
6.125% due 02/22/2011		$220,000	228,449
General Electric Capital Corp., MTN
5.375% due 10/20/2016		335,000	338,517
General Electric Capital Corp., Series REGS
4.625% due 09/15/2066 (b)	EUR	85,000	113,067
General Electric Capital Corp., Series A, MTN
5.00% due 06/15/2007		$130,000	129,876
6.00% due 06/15/2012		50,000	52,114
General Motors Acceptance Corp.
5.625% due 05/15/2009		290,000	286,004
6.31% due 07/16/2007 (a)(b)		180,000	180,026
6.875% due 08/28/2012		1,575,000	1,587,003
GIE Suez Alliance, EMTN
5.125% due 06/24/2015	EUR	82,000	114,076
Global Cash Access LLC
8.75% due 03/15/2012		$525,000	551,250
GMAC LLC
7.569% due 12/01/2014 (b)		875,000	901,551
GMAC LLC, Series EMTN
5.75% due 09/27/2010	EUR	40,000	54,129
Goldman Sachs Capital, Inc.
6.345% due 02/15/2034		$921,000	940,776
Goldman Sachs Group, Inc.
4.25% due 08/04/2010	EUR	73,000	96,895
5.485% due 07/02/2007 (b)		$65,000	65,041
6.60% due 01/15/2012		150,000	159,226
Hartford Financial Services Group, Inc.
5.25% due 10/15/2011		260,000	261,774
Hexion US Finance Corp.
9.75% due 11/15/2014		625,000	662,500
9.86% due 11/15/2014 (b)		150,000	154,500
HSBC Finance Corp.
4.125% due 11/16/2009		150,000	146,878
5.00% due 06/30/2015		430,000	419,964
5.50% due 01/19/2016		440,000	444,579

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
HSBC USA, Inc.
4.625% due 04/01/2014		$100,000	$96,512
International Lease Finance Corp.
3.75% due 08/01/2007		160,000	158,903
International Lease Finance Corp., EMTN
4.125% due 10/09/2008	EUR	70,000	92,531
International Lease Finance Corp., Series MTN
5.45% due 03/24/2011		$325,000	329,254
iPayment Investors LP
12.75% due 07/15/2014 (b)		346,179	349,641
iPayment,Inc.
9.75% due 05/15/2014		475,000	486,875
iPCS, Inc.
11.50% due 05/01/2012		150,000	165,750
Jefferies Group, Inc.
6.25% due 01/15/2036		260,000	256,554
John Deere Capital Corp.
3.90% due 01/15/2008		85,000	84,039
7.00% due 03/15/2012		400,000	432,909
JP Morgan Chase Capital XXII, Series V
6.45% due 02/02/2037		195,000	203,076
JP Morgan Chase Capital XVIII, Series R
6.95% due 08/17/2036		115,000	125,590
JPMorgan Chase & Company, EMTN
4.25% due 06/09/2011	EUR	39,000	51,649
4.375% due 11/12/2019 (b)		50,000	65,497
JSG Funding PLC
7.75% due 04/01/2015 (a)		$275,000	277,750
9.625% due 10/01/2012		425,000	451,031
Legg Mason, Inc.
6.75% due 07/02/2008		165,000	167,790
Lehman Brothers Holdings, Inc.
5.75% due 01/03/2017		330,000	334,571
Lehman Brothers Holdings, Inc., Series MTNG
3.95% due 11/10/2009		325,000	316,394
Mangrove Bay Pass Through Trust
6.102% due 07/15/2033 (b)		200,000	197,214
MBNA America Bank NA, EMTN
4.625% due 08/03/2009		300,000	297,194
MBNA Europe Funding Plc, EMTN
4.50% due 01/23/2009	EUR	33,000	43,942
Mellon Funding Corp.
6.375% due 11/08/2011	GBP	110,000	221,998
Merrill Lynch & Company, Inc.
6.05% due 05/16/2016		$575,000	599,055
6.22% due 09/15/2026		250,000	260,935
Merrill Lynch & Company, Inc., EMTN
4.625% due 10/02/2013	EUR	68,000	91,094
Merrill Lynch & Company, Inc., Series CPI
4.33% due 03/02/2009 (b)		$150,000	144,840
Metropolitan Life Global Funding
5.125% due 11/09/2011		435,000	435,736
Mitsubishi UFJ Financial Group, Inc.,
Capital Finance 1, Ltd.
6.346% due 07/29/2049 (b)		200,000	207,484

The accompanying notes are an integral part of the financial statements. 297

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Mizuho Capital Investment 1, Ltd.
6.686% due 03/29/2049 (b)		$126,000	$129,356
Morgan Stanley
4.00% due 01/15/2010		300,000	291,526
Morgan Stanley, Series GMTN
5.125% due 11/30/2015	GBP	100,000	188,397
Morgan Stanley, Series MTN
6.25% due 08/09/2026		$100,000	105,827
National Rural Utilities Cooperative Finance Corp.
3.875% due 02/15/2008		200,000	197,612
4.375% due 10/01/2010		100,000	97,739
Nationwide Building Society, EMTN
3.375% due 08/17/2015 (b)	EUR	55,000	70,650
Nell AF SARL
8.375% due 08/15/2015 (a)		$400,000	422,000
8.375% due 08/15/2015	EUR	50,000	72,106
Nexstar Finance Holdings LLC
zero coupon, Step up to 11.375% on
04/01/2008 due 04/01/2013		$600,000	570,000
Nexstar Finance, Inc.
7.00% due 01/15/2014 (a)		275,000	265,375
Nisource Finance Corp.
5.93% due 11/23/2009 (b)		140,000	140,109
Nissan Motor Acceptance Corp.
4.625% due 03/08/2010		120,000	117,391
PNC Funding Corp.
4.20% due 03/10/2008		250,000	245,640
Residential Capital Corp.
5.125% due 05/17/2012	EUR	50,000	65,300
6.125% due 11/21/2008		$151,000	151,590
6.4603% due 04/17/2009 (b)		170,000	170,610
7.1903% due 04/17/2009 (b)		125,000	124,786
Sally Holdings LLC
9.25% due 11/15/2014		425,000	439,875
Sand Rdige Bridge Loan
3.77% due 11/30/2007		1,000,000	1,005,000
SLM Corp., MTN
5.625% due 08/01/2033 (a)		45,000	43,924
SLM Corp., MTN, Series A
5.56% due 01/26/2009 (a)(b)		220,000	220,591
SLM Corp., Series CPI
4.30% due 04/01/2009 (b)		365,000	352,751
Sovereign Capital Trust VI
7.908% due 06/13/2036		245,000	278,945
Stallion Oilfield Finance Service Corp.
9.75% due 02/01/2015		375,000	389,062
Sun Life Canada US Capital Trust
8.526% due 05/29/2049		270,000	282,616
Sun Life Financial Global Funding LP
5.6138% due 10/06/2013 (b)		250,000	250,759
Torchmark Corp.
6.375% due 06/15/2016		230,000	243,883
Toyota Motor Credit Corp.
2.875% due 08/01/2008		235,000	227,532
UBS AG
4.50% due 09/16/2019	EUR	62,000	82,759

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Yankee Acquisition Corp.
8.50% due 02/15/2015	$475,000	$485,688
9.75% due 12/15/2017 (a)	75,000	76,875

		34,099,769
Food & Beverages - 0.47%
B&G Foods Holding Corp.
8.00% due 10/01/2011	500,000	505,000
Cott Beverages USA, Inc.
8.00% due 12/15/2011	165,000	168,919
Del Monte Corp.
8.625% due 12/15/2012	325,000	341,250
Diageo Capital PLC
5.125% due 01/30/2012	365,000	364,212
General Mills, Inc.
3.875% due 11/30/2007	215,000	212,773
General Mills, Inc., MTN
6.378% due 10/15/2008	215,000	218,143
McCormick & Company, Inc.
5.20% due 12/15/2015	430,000	423,953
5.80% due 07/15/2011	130,000	133,037
McCormick & Company, Inc., MTN
3.35% due 04/15/2009	110,000	106,899
Nutro Products, Inc.
9.40% due 10/15/2013 (b)	400,000	415,500
10.75% due 04/15/2014	375,000	412,500
Panamerican Beverages, Inc.
7.25% due 07/01/2009	35,000	36,575
PepsiAmericas, Inc.
4.875% due 01/15/2015	55,000	53,114
SABMiller PLC
6.20% due 07/01/2011	485,000	501,621
Sysco Corp.
5.375% due 09/21/2035 (a)	100,000	96,259
Tricon Global Restaurants, Inc.
7.65% due 05/15/2008	185,000	189,873
William Wrigley Jr. Company
4.65% due 07/15/2015	60,000	57,860

		4,237,488
Forest Products - 0.01%
Weyerhaeuser Company
7.375% due 03/15/2032	115,000	125,600

Furniture & Fixtures - 0.06%
Sealy Mattress Company
8.25% due 06/15/2014 (a)	500,000	527,500

Gas & Pipeline Utilities - 0.62%
Aquila Canada Finance Corp.
7.75% due 06/15/2011 (a)	200,000	215,000
Atlas Pipeline Partners LP
8.125% due 12/15/2015	225,000	232,313
Atmos Energy Corp.
4.00% due 10/15/2009	230,000	222,874
5.95% due 10/15/2034 (a)	40,000	38,322
Boardwalk Pipelines LLC
5.50% due 02/01/2017	90,000	88,313

The accompanying notes are an integral part of the financial statements. 298

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
Colorado Interstate Gas Company
5.95% due 03/15/2015	$300,000	$303,770
6.80% due 11/15/2015	400,000	427,757
Duke Capital LLC
7.50% due 10/01/2009	130,000	136,867
El Paso Natural Gas, Series A
7.625% due 08/01/2010	15,000	15,637
Kinder Morgan Finance Company, ULC
5.70% due 01/05/2016	480,000	456,863
Kinder Morgan, Inc.
6.50% due 09/01/2012	170,000	174,443
National Gas Company
6.05% due 01/15/2036	105,000	102,185
National Gas Co of Trinidad & Tobago Ltd,
Series REGS
6.05% due 01/15/2036	100,000	99,885
Panhandle Eastern Pipe Line Company
4.80% due 08/15/2008	155,000	153,859
Panhandle Eastern Pipe Line Company, Series B
2.75% due 03/15/2007	130,000	129,904
Piedmont Natural Gas Company
6.00% due 12/19/2033	15,000	15,421
Roseton/Danskammer, Series A
7.27% due 11/08/2010	200,000	204,000
Southern California Gas Company
5.75% due 11/15/2035	265,000	269,058
Southern Natural Gas Company
8.875% due 03/15/2010	460,000	480,415
Sunoco, Inc.
4.875% due 10/15/2014	30,000	28,405
5.75% due 01/15/2017	240,000	239,242
Williams Companies, Inc.
7.625% due 07/15/2019	50,000	54,250
7.75% due 06/15/2031 (a)	100,000	106,500
8.125% due 03/15/2012	1,150,000	1,247,750
8.75% due 03/15/2032	25,000	28,625
Williams Companies, Inc., Series A
7.50% due 01/15/2031	125,000	131,875

		5,603,533
Gold - 0.01%
Newmont Mining Corp.
5.875% due 04/01/2035	130,000	125,029

Healthcare Products - 0.15%
Fresenius Medical Care Capital Trust
7.875% due 02/01/2008	280	284,200
7.875% due 06/15/2011	25,000	26,312
Invacare Corp.
9.75% due 02/15/2015	325,000	330,688
Medtronic, Inc., Series B
4.375% due 09/15/2010	145,000	142,279
4.75% due 09/15/2015	330,000	317,015
VWR International, Inc.
8.00% due 04/15/2014 (a)	225,000	228,375

		1,328,869

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Healthcare Services - 0.35%
Cardinal Health, Inc.
3.50% due 10/02/2009		$260,000	$260,236
Concentra Operating Corp.
9.125% due 06/01/2012		200,000	213,000
9.50% due 08/15/2010		325,000	343,688
CRC Health Corp.
10.75% due 02/01/2016		225,000	246,375
DaVita, Inc.
6.625% due 03/15/2013		275,000	274,312
7.25% due 03/15/2015		425,000	429,250
Team Health, Inc.
11.25% due 12/01/2013		225,000	236,250
US Oncology, Inc.
9.00% due 08/15/2012		150,000	158,625
10.75% due 08/15/2014		75,000	82,500
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014		575,000	590,812
WellPoint, Inc.
4.25% due 12/15/2009		40,000	39,167
5.00% due 01/15/2011		280,000	279,229

			3,153,444
Holdings Companies/Conglomerates - 0.16%
Hutchison Whampoa Finance, Ltd.
5.875% due 07/08/2013	EUR	62,000	88,071
6.95% due 08/01/2007		$100,000	100,554
Leucadia National Corp.
7.00% due 08/15/2013		415,000	416,038
Visant Corp.
7.625% due 10/01/2012		325,000	333,125
Visant Holding Corp.
zero coupon, Step up to 10.25% on
12/01/2008 due 12/01/2013 (a)		600,000	549,000

			1,486,788
Homebuilders - 0.26%
Centex Corp.
4.55% due 11/01/2010		150,000	145,891
5.45% due 08/15/2012		260,000	259,804
D.R. Horton, Inc.
6.50% due 04/15/2016		250,000	256,714
Hovnanian K Enterprises, Inc.
6.50% due 01/15/2014		150,000	143,625
7.75% due 05/15/2013		50,000	49,875
KB Home
6.25% due 06/15/2015		425,000	407,691
Lennar Corp., Series B
5.60% due 05/31/2015		205,000	201,641
5.95% due 10/17/2011 (a)		25,000	25,427
6.115% due 03/19/2009 (b)		70,000	70,044
MDC Holdings, Inc., MTN
5.375% due 12/15/2014		60,000	57,161
Meritage Homes, Corp.
6.25% due 03/15/2015		225,000	210,375
NVR, Inc.
5.00% due 06/15/2010		115,000	113,657

The accompanying notes are an integral part of the financial statements. 299

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Homebuilders (continued)
Pulte Homes, Inc.
4.875% due 07/15/2009		$70,000	$69,409
5.20% due 02/15/2015		325,000	315,175
Ryland Group, Inc.
5.375% due 01/15/2015 (a)		20,000	19,077

			2,345,566
Hotels & Restaurants - 0.27%
American Casino & Entertainment Properties LLC
7.85% due 02/01/2012		400,000	413,000
Buffalo Thunder Development Authority
9.375% due 12/15/2014		425,000	438,813
Harrah's Operating Company, Inc.
5.50% due 07/01/2010		505,000	498,687
O'Charleys, Inc.
9.00% due 11/01/2013 (a)		250,000	265,000
Poster Financial Group, Inc.
8.75% due 12/01/2011		400,000	416,000
Real Mex Restaurants, Inc.
10.00% due 04/01/2010		165,000	174,075
Restaurant Company
10.00% due 10/01/2013		275,000	267,094

			2,472,669
Household Appliances - 0.02%
Whirlpool Corp.
6.125% due 06/15/2011		140,000	143,442

Household Products - 0.06%
Simmons Bedding Company
zero coupon, Step up to 10.00% on
12/15/2009 due 12/15/2014 (a)		350,000	290,500
7.875% due 01/15/2014 (a)		250,000	256,250

			546,750
Industrial Machinery - 0.08%
Baldor Electric Company
8.625% due 02/15/2017		250,000	262,813
H&E Equipment Services, Inc.
8.375% due 07/15/2016		400,000	427,000

			689,813
Insurance - 0.50%
Ace INA Holdings, Inc.
5.70% due 02/15/2017		240,000	244,398
5.875% due 06/15/2014 (a)		150,000	154,495
Allstate Life Funding LLC, EMTN
6.375% due 01/17/2011	GBP	49,000	98,110
ASIF II, EMTN
5.625% due 02/01/2012		49,000	95,978
Cigna Corp.
7.40% due 05/15/2007		$80,000	80,282
Cincinnati Financial Corp.
6.92% due 05/15/2028		150,000	168,703
Genworth Financial, Inc.
5.75% due 06/15/2014		380,000	390,519
6.15% due 11/15/2066 (b)		156,000	156,865
Highmark, Inc.
6.80% due 08/15/2013		225,000	238,050

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Marsh & McLennan Companies, Inc.
5.375% due 07/15/2014		$465,000	$456,974
MassMutual Global Funding II
3.25% due 06/15/2007		140,000	139,186
Monumental Global Funding, Ltd., EMTN
5.375% due 03/13/2009	EUR	39,000	52,758
Nationwide Financial Services, Inc.
5.90% due 07/01/2012		$200,000	205,663
Nationwide Mutual Insurance Company
6.60% due 04/15/2034		135,000	136,010
New York Life Global Funding
4.625% due 08/16/2010		235,000	232,472
NLV Financial Corp.
7.50% due 08/15/2033		285,000	321,961
Ohio National Financial Services, Inc.
6.35% due 04/01/2013		15,000	15,622
Pacific Life Funding LLC, EMTN
5.125% due 01/20/2015	GBP	89,000	170,497
5.50% due 05/14/2009	EUR	39,000	52,920
Principal Financial Group, Inc.
6.05% due 10/15/2036		$180,000	188,152
Principal Life Global Funding I
5.25% due 01/15/2013		190,000	189,987
Principal Life Income Funding Trusts
5.20% due 11/15/2010		40,000	40,240
Principal Financial Global Funding LLC, EMTN
4.50% due 01/22/2009	EUR	39,000	51,742
Prudential Funding LLC, MTN
6.60% due 05/15/2008		$150,000	151,585
RLI Corp.
5.95% due 01/15/2014		35,000	34,691
Security Benefit Life Insurance Company
7.45% due 10/01/2033		95,000	108,043
The St. Paul Companies, Inc.
5.75% due 03/15/2007		55,000	55,009
Transatlantic Holdings, Inc.
5.75% due 12/14/2015		170,000	171,147
Travelers Property Casualty Corp.
3.75% due 03/15/2008		40,000	39,298

Travelers Insurance Company Institutional Funding, Ltd.
5.75% due 12/06/2011	GBP	49,000	96,137

			4,537,494
International Oil - 0.50%
Canadian Natural Resources, Ltd.
6.45% due 06/30/2033		$75,000	77,698
Gaz Capital for Gazprom, Series REGS
8.625% due 04/28/2034 (a)		1,030,000	1,314,795
Newfield Exploration Company
6.625% due 09/01/2014		35,000	34,737
Pemex Project Funding Master Trust
5.75% due 12/15/2015		665,000	661,675
6.625% due 06/15/2035		535,000	553,725
6.66% due 06/15/2010 (b)		395,000	405,467
7.75% due 09/28/2049		344,000	357,588

The accompanying notes are an integral part of the financial statements. 300

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
International Oil (continued)
Pemex Project Funding Master Trust (continued)
8.625% due 02/01/2022		$175,000	$218,400
Pemex Project Funding Master Trust, Series REGS
6.25% due 08/05/2013	EUR	65,000	92,422
Petro-Canada
5.95% due 05/15/2035		$265,000	260,669
PF Export Receivables Master Trust
6.436% due 06/01/2015		68,589	69,961
XTO Energy, Inc.
5.65% due 04/01/2016		200,000	201,401
YPF SA, MTN, Series C
10.00% due 11/02/2028		220,000	257,400

			4,505,938

Investment Companies - 0.03%
BES Finance, Ltd., EMTN
6.25% due 05/17/2011	EUR	66,000	93,650
Xstrata Finance Canada, Ltd.
5.50% due 11/16/2011		$140,000	141,115

			234,765

Leisure Time - 0.57%
AMC Entertainment, Inc.
8.00% due 03/01/2014		25,000	25,625
11.00% due 02/01/2016		650,000	738,562
AMF Bowling Worldwide, Inc.
10.00% due 03/01/2010		200,000	209,250
Boyd Gaming Corp.
8.75% due 04/15/2012		200,000	208,500
Chukchansi Economic Development Authority
8.8769% due 11/15/2012 (b)		150,000	154,313
Cinemark USA, Inc.
9.00% due 02/01/2013		250,000	265,625
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014		725,000	650,687
Festival Fun Parks LLC
10.875% due 04/15/2014		100,000	103,750
International Speedway Corp.
4.20% due 04/15/2009		90,000	87,864
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014		175,000	180,250
Lottomatica SpA
4.80% due 12/22/2008	EUR	30,000	39,981
MGM Mirage, Inc.
6.625% due 07/15/2015		$150,000	144,188
8.50% due 09/15/2010		325,000	348,156
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012		100,000	104,750
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012		125,000	128,750
Pokagon Gaming Authority
10.375% due 06/15/2014		650,000	711,750
Royal Caribbean Cruises, Ltd.
7.00% due 06/15/2013 (a)		100,000	103,706
Speedway Motorsports, Inc.
6.75% due 06/01/2013		360,000	360,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015 (a)		$325,000	$325,000
Tunica-Biloxi Gaming Authority
9.00% due 11/15/2015		225,000	239,063

			5,129,770

Manufacturing - 0.35%
3M Company, MTN
5.125% due 11/06/2009		183,000	184,194
General Dynamics Corp.
4.50% due 08/15/2010		150,000	148,069
Koppers Holdings, Inc.
zero coupon, Step up to 9.875% on
11/15/2009 due 11/15/2014		325,000	273,000
Koppers, Inc.
9.875% due 10/15/2013		100,000	109,000
RBS Global & Rexnord Corp.
9.50% due 08/01/2014		1,025,000	1,081,375
11.75% due 08/01/2016 (a)		100,000	109,500
Sanmina Sci Corp.
3.67% due 01/31/2008		300,000	301,314
Stewart & Stevenson LLC
10.00% due 07/15/2014		375,000	392,813
Susser Holdings LLC
10.625% due 12/15/2013		142,000	156,200
Tyco International Group SA
6.375% due 10/15/2011		390,000	412,966
Tyco International Group SA, EMTN
5.50% due 11/19/2008	EUR	10,000	13,448

			3,181,879

Medical-Hospitals - 0.33%
Community Health Systems, Inc.
6.50% due 12/15/2012		$275,000	276,375
Genesis Healthcare Corp.
8.00% due 10/15/2013		400,000	424,000
HCA, Inc.
8.75% due 09/01/2010		650,000	679,250
9.25% due 11/15/2016		1,100,000	1,178,375
Triad Hospitals, Inc.
7.00% due 11/15/2013		400,000	416,500

			2,974,500

Metal & Metal Products - 0.11%
Gibraltar Industries, Inc., Series B
8.00% due 12/01/2015		500,000	505,000
Hawk Corp.
8.75% due 11/01/2014		331,000	331,827
Indalex Holding Corp.
11.50% due 02/01/2014		150,000	159,000
Rio Tinto Finance PLC, EMTN
5.125% due 05/10/2007	EUR	27,000	35,788

			1,031,615

Mining - 0.07%
Barrick Gold Finance Company
4.875% due 11/15/2014		$30,000	28,809

The accompanying notes are an integral part of the financial statements. 301

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Mining (continued)
Placer Dome, Inc.
6.45% due 10/15/2035	$25,000	$26,137
Rio Tinto Finance USA, Ltd.
2.625% due 09/30/2008	140,000	134,736
Vale Overseas, Ltd.
6.875% due 11/21/2036	430,000	453,330

		643,012
Office Furnishings & Supplies - 0.13%
ACCO Brands Corp.
7.625% due 08/15/2015	200,000	199,000
IKON Office Solutions, Inc.
7.75% due 09/15/2015	400,000	422,000
Interface, Inc.
9.50% due 02/01/2014	25,000	26,812
10.375% due 02/01/2010	300,000	332,250
Staples, Inc.
7.125% due 08/15/2007	200,000	201,203

		1,181,265
Paper - 0.56%
Abitibi-Consolidated, Inc.
8.375% due 04/01/2015 (a)	175,000	170,188
8.55% due 08/01/2010 (a)	250,000	256,250
Boise Cascade LLC
7.125% due 10/15/2014	485,000	475,300
Bowater Canada Finance Corp.
7.95% due 11/15/2011	75,000	75,375
Celulosa Arauco y Constitucion SA
5.125% due 07/09/2013	80,000	78,055
8.625% due 08/15/2010	220,000	242,424
Domtar, Inc.
5.375% due 12/01/2013	175,000	161,875
7.125% due 08/15/2015	250,000	250,937
9.50% due 08/01/2016	50,000	55,375
Georgia-Pacific Corp.
7.00% due 01/15/2015	275,000	275,000
7.125% due 01/15/2017	650,000	650,000
8.125% due 05/15/2011	300,000	317,250
Jefferson Smurfit Corp.
8.25% due 10/01/2012	200,000	204,000
NewPage Corp.
10.00% due 05/01/2012	25,000	27,250
11.61% due 05/01/2012 (b)	175,000	190,750
12.00% due 05/01/2013 (a)	175,000	190,750
Norske Skog Canada, Ltd.
7.375% due 03/01/2014	325,000	321,750
Quebecor World, Inc.
9.75% due 01/15/2015	250,000	264,375
Verso Paper Holdings LLC and Verso Paper, Inc.
9.125% due 08/01/2014	350,000	369,250
11.375% due 08/01/2016	400,000	430,000
Verso Paper Holdings LLC and Verso Paper, Inc.
9.25% due 08/01/2014	75,000	77,250

		5,083,404

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Petroleum Services - 0.19%
BP Canada Finance Company
3.375% due 10/31/2007		$60,000	$59,321
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015		100,000	102,000
7.75% due 05/15/2017		475,000	491,625
Gaz Capital for Gazprom, Series EMTN
4.56% due 12/09/2012	EUR	100,000	129,689
Halliburton Company
5.50% due 10/15/2010		$375,000	379,467
Hanover Compressor Company
7.50% due 04/15/2013		300,000	306,000
9.00% due 06/01/2014		100,000	108,500
Premcor Refining Group, Inc.
6.75% due 02/01/2011		120,000	126,232

			1,702,834
Pharmaceuticals - 0.11%
Aventis SA, EMTN
4.25% due 09/15/2010	EUR	65,000	86,007
Hospira, Inc.
4.95% due 06/15/2009		$80,000	79,093
Merck & Company, Inc.
2.50% due 03/30/2007		100,000	99,813
Omnicare, Inc.
6.75% due 12/15/2013		350,000	346,500
6.875% due 12/15/2015		25,000	24,750
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016		200,000	197,888
Warner Chilcott Corp.
8.75% due 02/01/2015		130,000	135,525

			969,576
Plastics - 0.03%
Covalence Specialty Materials Corp.
10.25% due 03/01/2016		250,000	238,125

Publishing - 0.46%
Dex Media East LLC
12.125% due 11/15/2012		250,000	274,063
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013		25,000	23,125
Haights Cross Communications, Inc.
12.50% due 08/15/2011 (a)		175,000	122,500
Haights Cross Operating Company
11.75% due 08/15/2011		300,000	312,000
Idearc, Inc.
8.00% due 11/15/2016		1,705,000	1,773,200
Medianews Group, Inc.
6.375% due 04/01/2014		75,000	66,750
6.875% due 10/01/2013		375,000	346,875
Morris Publishing Group LLC
7.00% due 08/01/2013		375,000	360,000
Penton Media Bank Debit
7.61% due 02/01/2013		250,000	250,000
Quebecor World Capital Corp.
6.125% due 11/15/2013		300,000	278,250

The accompanying notes are an integral part of the financial statements. 302

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Publishing (continued)
Sun Media Corp.
7.625% due 02/15/2013	$325,000	$329,875

		4,136,638
Railroads & Equipment - 0.15%
American Railcar Industries, Inc.
7.50% due 03/01/2014	375,000	383,437
Canadian National Railway Company
6.25% due 08/01/2034	64,000	68,652
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	125,000	134,063
Norfolk Southern Corp.
5.59% due 05/17/2025	30,000	29,098
6.00% due 04/30/2008	240,000	242,100
7.25% due 02/15/2031	35,000	41,018
7.35% due 05/15/2007	240,000	240,780
Union Pacific Corp.
3.875% due 02/15/2009	125,000	122,109
5.75% due 10/15/2007	85,000	85,184

		1,346,441
Real Estate - 0.54%
AMB Property LP, MTN
5.90% due 08/15/2013	45,000	46,147
Archstone-Smith Operating Trust, REIT
5.25% due 05/01/2015	180,000	178,666
5.625% due 08/15/2014	15,000	15,238
AvalonBay Communities, Inc., MTN
6.625% due 09/15/2011 (a)	265,000	280,465
AvalonBay Communities, Inc., REIT
4.95% due 03/15/2013	60,000	58,920
6.125% due 11/01/2012	185,000	193,349
BF Saul, REIT
7.50% due 03/01/2014	150,000	153,000
Camden Property Trust, REIT
4.375% due 01/15/2010	90,000	88,138
Developers Diversified Realty Corp., REIT
3.875% due 01/30/2009	30,000	29,214
Federal Realty Investment Trust
6.00% due 07/15/2012	135,000	138,898
Felcor Lodging LP, REIT
9.00% due 06/01/2011	250,000	268,437
Host Marriott LP, REIT
6.375% due 03/15/2015	75,000	74,062
7.125% due 11/01/2013	250,000	255,000
Host Marriott LP, Series Q, REIT
6.75% due 06/01/2016	1,525,000	1,532,625
Kimco Realty Corp., MTN, REIT
4.904% due 02/18/2015	60,000	57,639
Reckson Operating Partnership, REIT
6.00% due 03/31/2016	210,000	207,785
Simon Property Group LP, REIT
4.60% due 06/15/2010	235,000	231,334
5.75% due 12/01/2015	340,000	349,602
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	700,000	707,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Vornado Realty LP, REIT
4.50% due 08/15/2009		$35,000	$34,275

			4,899,794
Retail - 0.29%
Bon-Ton Stores, Inc.
10.25% due 03/15/2014 (a)		425,000	450,500
Costco Wholesale Corp.
5.30% due 03/15/2012		200,000	202,539
Home Depot, Inc.
3.75% due 09/15/2009 (a)		115,000	111,358
5.20% due 03/01/2011		155,000	155,330
5.40% due 03/01/2016		665,000	657,085
JC Penney Company, Inc.
7.375% due 08/15/2008		100,000	102,750
Leslie's Poolmart
7.75% due 02/01/2013		350,000	352,625
Sunstate Equipment Company LLC
10.50% due 04/01/2013		400,000	428,000
Target Corp.
7.50% due 08/15/2010		150,000	161,676

			2,621,863
Retail Grocery - 0.16%
Couche-Tard US LP
7.50% due 12/15/2013		450,000	461,250
Pathmark Stores, Inc.
8.75% due 02/01/2012		325,000	334,343
Safeway, Inc.
4.125% due 11/01/2008		65,000	63,803
The Kroger Company
7.80% due 08/15/2007		110,000	111,118
8.05% due 02/01/2010		430,000	461,848

			1,432,362
Retail Trade - 0.35%
American Greetings Corp.
7.375% due 06/01/2016		100,000	103,375
Fortune Brands, Inc.
5.125% due 01/15/2011		70,000	69,434
FTD, Inc.
7.75% due 02/15/2014		250,000	251,250
GSC Holdings Corp.
8.00% due 10/01/2012		775,000	823,437
J.C. Penney Company, Inc.
9.00% due 08/01/2012		400,000	464,550
May Department Stores Company
3.95% due 07/15/2007		125,000	124,172
Neff Corp.
11.25% due 06/15/2012		375,000	417,188
Payless Shoesource, Inc.
8.25% due 08/01/2013		25,000	25,875
The Pantry, Inc.
7.75% due 02/15/2014		375,000	376,875
Wal-Mart Stores, Inc.
4.75% due 01/29/2013	GBP	68,000	129,075
5.25% due 09/01/2035		$235,000	221,131

The accompanying notes are an integral part of the financial statements. 303

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail Trade (continued)
Wal-Mart Stores, Inc. (continued)
6.875% due 08/10/2009	$155,000	$161,887

		3,168,249
Sanitary Services - 0.15%
Allied Waste North America, Inc.
6.875% due 06/01/2017	150,000	148,875
7.875% due 04/15/2013	225,000	234,562
8.50% due 12/01/2008	225,000	236,250
Allied Waste North America, Inc., Series B
9.25% due 09/01/2012	50,000	52,875
Casella Waste Systems, Inc.
9.75% due 02/01/2013	625,000	662,500
Oakmont Asset Trust
4.514% due 12/22/2008	20,000	19,611
Waste Management, Inc.
7.375% due 05/15/2029	15,000	17,088

		1,371,761
Semiconductors - 0.55%
Conexant Systems, Inc.
4.00% due 03/01/2026	175,000	157,301
9.125% due 11/15/2010 (b)	325,000	334,750
Flextronics International, Ltd.
6.25% due 11/15/2014	175,000	169,312
Freescale Semiconductor, Inc.
7.369% due 12/15/2014	1,000,000	1,008,210
9.245% due 12/15/2014	650,000	656,500
10.125% due 12/15/2016 (a)	975,000	994,500
NXP BV/NXP Funding LLC
9.50% due 10/15/2015 (a)	825,000	851,813
Spansion LLC
11.25% due 01/15/2016	225,000	238,500
STATS ChipPAC, Ltd.
6.75% due 11/15/2011	100,000	99,000
7.50% due 07/19/2010 (a)	500,000	510,000

		5,019,886
Software - 0.20%
Oracle Corp.
5.00% due 01/15/2011	580,000	579,812
Serena Software, Inc.
10.375% due 03/15/2016	125,000	135,312
SS&C Technologies, Inc.
11.75% due 12/01/2013	100,000	111,250
UGS Capital Corp. II, PIK
10.3481% due 06/01/2011 (b)	498,969	507,700
UGS Corp.
10.00% due 06/01/2012	400,000	438,000

		1,772,074
Steel - 0.06%
Gerdau Ameristeel Corp.
10.375% due 07/15/2011	150,000	159,750
Metals USA, Inc.
11.125% due 12/01/2015	100,000	111,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Steel (continued)
Tube City IMS Corp.
9.75% due 02/01/2015		$275,000	$288,750

			559,500
Supranational - 0.10%
European Investment Bank
8.75% due 08/25/2017	GBP	350,000	885,498
Telecommunications Equipment &
Services - 1.47%
Citizens Communications Company
6.25% due 01/15/2013		$200,000	200,000
7.875% due 01/15/2027		425,000	443,063
9.00% due 08/15/2031		1,075,000	1,190,562
Deutsche Telekom International Finance BV
3.875% due 07/22/2008		85,000	83,643
Dycom Industries, Inc.
8.125% due 10/15/2015		275,000	284,625
France Telecom SA
7.75% due 03/01/2011		520,000	568,698
GCI, Inc.
7.25% due 02/15/2014		425,000	427,656
Hellas Telecommunications II
11.115% due 01/15/2015 (b)		425,000	439,875
Insight Midwest LP
9.75% due 10/01/2009		52,000	52,910
Intelsat Subsidiary Holding Company, Ltd.
8.25% due 01/15/2013		225,000	234,563
Level 3 Communications, Inc.
6.00% due 09/15/2009		87,000	83,846
6.00% due 03/15/2010 (a)		88,000	83,710
Level 3 Financing, Inc.
9.25% due 11/01/2014		650,000	667,062
Lucent Technologies, Inc.
6.50% due 01/15/2028		825,000	750,750
8.00% due 08/01/2031 (a)		236,000	237,079
Nortel Networks, Ltd.
9.61% due 07/15/2011 (b)		700,000	749,000
Orascom Telecom Finance SCA, Series REGS
7.875% due 02/08/2014		110,000	109,605
PanAmSat Corp.
9.00% due 08/15/2014		400,000	432,000
Qwest Corp.
8.875% due 03/15/2012		575,000	635,375
SBC Communications, Inc.
5.625% due 06/15/2016		630,000	637,796
6.45% due 06/15/2034		405,000	425,846
Syniverse Technologies, Inc., Series B
7.75% due 08/15/2013		425,000	431,375
Telus Corp.
7.50% due 06/01/2007		110,000	110,508
8.00% due 06/01/2011		170,000	186,701
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014		50,000	53,625
Verizon Global Funding Corp.
7.25% due 12/01/2010		110,000	117,776
7.75% due 12/01/2030		335,000	400,416

The accompanying notes are an integral part of the financial statements. 304

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services (continued)
Wind Acquisition Finance SA
3.40% due 12/07/2011		$500,000	$514,375
10.75% due 12/01/2015		450,000	521,437
Windstream Corp.
8.625% due 08/01/2016		2,085,000	2,283,075

			13,356,952
Telephone - 0.84%
AT&T Corp.
7.3 due 11/15/2011 (b)		50,000	54,505
AT&T, Inc.
5.30% due 11/15/2010		340,000	341,737
5.57% due 11/14/2008 (b)		100,000	100,300
BellSouth Corp.
5.485% due 11/15/2007 (b)		110,000	110,101
France Telecom SA, Series EMTN
7.25% due 01/28/2013	EUR	40,000	60,435
Nordic Telephone Company Holdings
8.25% due 05/01/2016		100,000	146,528
8.875% due 05/01/2016		$1,150,000	1,242,000
Qwest Corp.
7.50% due 10/01/2014		1,100,000	1,167,375
7.875% due 09/01/2011		750,000	795,938
8.61% due 06/15/2013 (b)		125,000	136,250
Sprint Capital Corp.
6.875% due 11/15/2028		42,000	42,824
7.625% due 01/30/2011		120,000	129,431
8.375% due 03/15/2012		150,000	168,199
Telecom Italia Capital SA
4.00% due 01/15/2010		150,000	144,762
5.25% due 11/15/2013		830,000	807,942
Telecom Italia Finance SA, EMTN
5.875% due 01/24/2008	EUR	14,000	18,762
6.875% due 01/24/2013		185,000	270,027
7.25 due 04/20/2011		50,000	73,155
Telefonica Emisones SAU
5.984% due 06/20/2011 (a)		$185,000	190,112
6.421% due 06/20/2016		345,000	362,664
Telefonica Europe BV, EMTN
5.125% due 02/14/2013	EUR	65,000	88,623
Telefonos de Mexico SA de CV
4.50% due 11/19/2008		$120,000	118,342
4.75% due 01/27/2010		155,000	152,920
5.50% due 01/27/2015		350,000	345,533
US LEC Corp.
13.87% due 10/01/2009 (b)		275,000	290,813
Valor Telecommunications Enterprise
7.75% due 02/15/2015		225,000	243,000
Windstream Corp.
7.00% due 03/15/2019		50,000	50,187

			7,652,465
Tires & Rubber - 0.20%
Cooper-Standard Automotive, Inc.
8.375% due 12/15/2014 (a)		500,000	420,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Tires & Rubber (continued)
Goodyear Tire & Rubber Company
8.675% due 12/01/2011		$750,000	$796,875
9.14% due 12/01/2009 (b)		575,000	580,750

			1,797,625
Tobacco - 0.13%
Imperial Tobacco Finance Plc, EMTN
4.375% due 11/22/2013	EUR	50,000	65,666
6.875% due 06/13/2012	GBP	49,000	100,284
Reynolds American, Inc.
6.50% due 07/15/2010		$45,000	45,994
7.25% due 06/01/2013		675,000	711,011
7.625% due 06/01/2016		225,000	244,377

			1,167,332
Toys, Amusements & Sporting Goods - 0.05%
K2, Inc.
7.375% due 07/01/2014		410,000	414,100
Transportation - 0.24%
Bombardier, Inc.
6.75% due 05/01/2012		425,000	422,875
Bristow Group, Inc.
6.125% due 06/15/2013		425,000	403,750
CHC Helicopter Corp.
7.375% due 05/01/2014		450,000	442,125
CSX Corp.
6.00% due 10/01/2036		245,000	247,363
FedEx Corp.
2.65% due 04/01/2007		200,000	199,600
5.50% due 08/15/2009		75,000	75,572
Mobile Services Group, Inc.
9.75% due 08/01/2014		325,000	346,938

			2,138,223
Travel Services - 0.08%
TDS Investor Corp.
9.994% due 09/01/2014		25,000	25,813
Travelport, Inc.
11.875% due 09/01/2016 (a)		600,000	664,500

			690,313
Utility Service - 0.07%
Public Service Company of New Mexico
4.40% due 09/15/2008		210,000	207,382
Public Service Electric & Gas Company
5.70% due 12/01/2036		355,000	350,407
Veolia Environnement, EMTN
4.875% due 05/28/2013	EUR	50,000	67,518
5.875% due 02/01/2012		30,000	42,250

			667,557

TOTAL CORPORATE BONDS (Cost $245,517,952)			$250,520,898

CONVERTIBLE BONDS - 0.04%
Insurance - 0.00%
Fortis Insurance NV
7.75% due 01/26/2008		$25,000	34,075

The accompanying notes are an integral part of the financial statements. 305

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Telecommunications Equipment &
Services - 0.04%
Juniper Networks, Inc.
zero coupon due 06/15/2008	$300,000	$325,125

TOTAL CONVERTIBLE BONDS (Cost $337,537)		$359,200

MUNICIPAL BONDS - 0.06%
California - 0.02%
State of California
5.25% due 04/01/2034	100,000	107,521
5.50% due 11/01/2033	100,000	109,971

		217,492

Kansas - 0.01%
Kansas Development Finance Authority
5.501% due 05/01/2034	120,000	122,915
New York - 0.02%
New York City Housing Development Corp.
6.42% due 11/01/2027	160,000	166,152
Oregon - 0.01%
State of Oregon
5.892% due 06/01/2027	60,000	63,460

TOTAL MUNICIPAL BONDS (Cost $555,133)		$570,019

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.97%
Merrill Lynch Countrywide Commercial
Mortgage Trust, Series 2006-4, Class A3
5.172% due 12/12/2049 (b)	1,250,000	1,237,720
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A1
3.878% due 09/11/2036	85,972	83,371
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	796,000	776,639
Banc of America Mortgage Securities,
Series 2003-L, Class 2A2
4.2594% due 01/25/2034 (b)	491,344	486,755
Banc of America Mortgage Securities,
Series 2004-A, Class 2A2
4.1116% due 02/25/2034 (b)	267,824	265,095
Banc of America Mortgage Securities,
Series 2004-D, Class 2A2
4.197% due 05/25/2034 (b)	124,469	123,512
Banc of America Mortgage Securities,
Series 2004-H, Class 2A2
4.7492% due 09/25/2034 (b)	279,864	279,326
Banc of America Mortgage Securities,
Series 2004-I, Class 3A2
4.9097% due 10/25/2034 (b)	133,645	132,233
Banc of America Mortgage Securities,
Series 2005-A, Class 2A2
4.4635% due 02/25/2035 (b)	1,041,745	1,028,616
Banc of America Mortgage Securities,
Series 2005-J, Class 2A1
5.091% due 11/25/2035 (b)	497,063	494,424

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Mortgage Securities,
Series 2005-J, Class 3A1
5.2692% due 11/25/2035 (b)	$248,375	$246,533
Banc of America Commercial Mortgage, Inc.,
Series 2006-6, Class A4
5.356% due 12/10/2016	410,000	412,022
Banc of America Commercial Mortgage, Inc.,
Series 2006-6, Class A1
5.226% due 12/10/2016	253,510	254,124
Bear Stearns Commercial Mortgage Securities,
Series 1998-C1, Class A2
6.44% due 06/16/2030	100,000	101,098
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class A4
4.674% due 06/11/2041	578,000	556,677
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A1
4.498% due 09/15/2042	135,207	133,477
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804% due 09/11/2042	462,000	453,951
Bear Stearns Commercial Mortgage Securities,
Series 2005-T18, Class A1
4.274% due 02/13/2042 (b)	455,949	448,719
Bear Stearns Commercial Mortgage Securities,
Series 2005-T20, Class A1
4.94% due 10/12/2042	37,872	37,697
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A1
5.546% due 09/11/2038 (b)	195,347	197,050
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4
5.7112% due 09/11/2038 (b)	1,900,000	1,971,170
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW13, Class A4
5.54% due 09/11/2041	1,350,000	1,375,029
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2002-TOP8, Class A2
4.83% due 08/15/2038	320,000	315,264
Bear Stearns Commercial Mortgage Securities,
Series 2005-PW10, Class A1
5.085% due 12/11/2040	888,275	887,006
Citigroup Mortgage Loan Trust, Inc.
4.70% due 02/25/2036	891,958	876,861
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR2, Class 1AB
5.591% due 03/25/2036	465,993	466,780
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A1
5.046% due 07/15/2044	263,076	262,484
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.226% due 07/15/2044 (b)	950,000	954,517
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class AJ
5.2255% due 07/15/2044 (b)	75,000	74,921

The accompanying notes are an integral part of the financial statements. 306

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD3, Class A5
5.617% due 10/15/2048	$1,450,000	$1,483,145
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5, Class A1
4.235% due 05/10/2043	400,421	394,869
Credit Suisse First Boston Mortgage
Securities Corp,Series 2005-C2, Class A4
4.832% due 04/15/2037	575,000	559,239
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A1
4.771% due 09/15/2039	280,769	278,137
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467% due 09/15/2039	950,000	961,791
DLJ Commercial Mortgage Corp.,
Series 1999-CG2,Class A1B
7.30% due 06/10/2032	629,000	653,035
Federal Home Loan Mortgage Corp., Series
1994-1671, Class G
6.50% due 08/15/2023	7,082	7,081
Federal Home Loan Mortgage Corp., Series
2003-2586, Class NJ
4.50% due 08/15/2016	349,560	344,931
Federal Home Loan Mortgage Corp., Series
2003-2614, Class IH
4.50% IO due 05/15/2016	267,000	25,840
Federal Home Loan Mortgage Corp., Series
2003-2627, Class IE
4.50% IO due 04/15/2018	82,973	8,246
Federal Home Loan Mortgage Corp., Series
2003-2631, Class KI
4.50% IO due 01/15/2015	210,004	10,629
Federal Home Loan Mortgage Corp., Series
2003-2631, Class LI
4.50% IO due 06/15/2011	39,929	403
Federal Home Loan Mortgage Corp., Series
2003-2631, Class MV
4.00% due 01/15/2022	139,909	138,973
Federal Home Loan Mortgage Corp., Series
2003-2681, Class PC
5.00% due 01/15/2019	255,000	254,320
Federal Home Loan Mortgage Corp., Series
2003-2686, Class JG
5.50% due 04/15/2028	847,000	851,383
Federal Home Loan Mortgage Corp., Series
2003-41, Class YV
5.50% due 04/25/2014	284,965	288,504
Federal Home Loan Mortgage Corp., Series
2004-2844, Class PQ
5.00% due 05/15/2023	149,000	148,842
Federal Home Loan Mortgage Corp., Series
2004-2872, Class YB
5.00% due 06/15/2023	318,000	317,217
Federal Home Loan Mortgage Corp., Series
2004-2882, Class YB
5.00% due 10/15/2027	400,000	398,353

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series
2005-2934, Class NB
5.00% due 01/15/2028	$106,000	$105,642
Federal Home Loan Mortgage Corp., Series
2005-46, Class CN
5.00% due 01/25/2020	313,000	311,559
Federal Home Loan Mortgage Corp., Series
2005-R003, Class VA
5.50% due 08/15/2016	520,756	527,460
Federal Home Loan Mortgage Corp., Series
2006-3123, Class VB
6.00% due 09/15/2013	260,795	266,972
Federal Home Loan Mortgage Corp., Series
2006-3152, Class DA
6.00% due 09/15/2025	200,000	202,820
Federal Home Loan Mortgage Corp., Series
2006-3177, Class PA
6.00% due 12/15/2026	396,347	401,498
Federal Home Loan Mortgage Corp., Series
2006-3195, Class PN
6.50% due 08/15/2030	1,170,829	1,202,892
Federal Home Loan Mortgage Corp., Series
2006-R007, Class VA
6.00% due 09/15/2016	189,162	193,850
Federal Home Loan Mortgage Corp., Stated Final,
Series 2004-SF4, Class C
3.32% due 12/15/2011	64,000	61,767
Federal Home Loan Mortgage Corp.,
Stated Final, Series 2004-SF4, Class B
2.37% due 12/15/2009	68,366	67,248
Federal Home Loan Mortgage Corp., Strips, Series
1998-199, Class PO
zero coupon PO due 08/01/2028	11,493	9,349
Federal National Mortgage Association Interest
Strip, Series 2002-319, Class 2
6.50% IO due 02/01/2032	42,904	9,598
Federal National Mortgage Association, Series
1993-8, Class L
9.00% due 01/25/2008	2,665	2,686
Federal National Mortgage Association, Series
2002-74, Class PJ
5.00% due 03/25/2015	593,927	590,655
Federal National Mortgage Association, Series
2002-84, Class VA
5.50% due 11/25/2013	206,533	208,612
Federal National Mortgage Association, Series
2003-40, Class NI
5.50% IO due 11/25/2028	61,965	4,578
Federal National Mortgage Association, Series
2003-92, Class NM
3.50% due 04/25/2013	343,361	337,935
Federal National Mortgage Association, Series
2004-21, Class AC
4.00% due 05/25/2016	86,598	84,716
Federal National Mortgage Association, Series
2006-3136, Class PB
6.00% due 01/15/2030	411,000	422,075

The accompanying notes are an integral part of the financial statements. 307

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association, Series
2006-B2, Class AB
5.50% due 05/25/2014	$489,589	$491,623
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531% due 05/15/2033	465,000	487,787
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A1
5.082% due 11/10/2045	486,800	486,705
Government National Mortgage Association, Series
1997-16, Class PL
6.50% due 10/20/2027	322,000	333,243
Government National Mortgage Association, Series
1998-12, Class Z
6.50% due 05/20/2028	55,323	56,805
Government National Mortgage Association, Series
1998-6, Class EA
zero coupon PO due 03/16/2028	41,830	34,185
Government National Mortgage Association, Series
2001-48, Class PC
6.50% due 10/20/2031	364,474	376,702
Government National Mortgage Association, Series
2001-56, Class PH
6.50% due 11/20/2031	325,145	336,250
Government National Mortgage Association, Series
2003-3, Class LM
5.50% due 02/20/2032	401,000	404,420
Government National Mortgage Association, Series
2003-49, Class C
4.485% due 10/16/2033 (b)	67,000	62,848
Government National Mortgage Association, Series
2003-70, Class TD
5.50% due 10/20/2030	908,000	916,677
Government National Mortgage Association, Series
2004-43, Class D
4.994% due 03/16/2030 (b)	56,000	54,831
Government National Mortgage Association, Series
2004-44, Class PC
5.50% due 05/20/2031	688,000	701,378
Government National Mortgage Association, Series
2005-94, Class PB
5.50% due 12/20/2035	135,000	134,468
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A2
3.835% due 06/10/2036	81,632	81,149
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A3
4.344% due 06/10/2036	175,000	172,611
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A2
4.305% due 08/10/2042	1,680,000	1,646,625
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class AAB
4.619% due 08/10/2042 (b)	146,000	142,505
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A1
5.233% due 10/10/2011	325,000	324,994

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444% due 01/10/2017	$725,000	$728,621
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 3A1
4.5601% due 09/25/2035 (b)	1,103,670	1,088,912

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244% due 04/15/2035	1,240,443	1,258,236

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIBC, Class A3
6.26% due 03/15/2033	280,994	290,382

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class A1
4.613% due 10/15/2042	29,318	29,047

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824% due 10/15/2042 (b)	621,000	609,270

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	1,740,000	1,764,146

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class A1
5.317% due 12/12/2043	224,625	226,098

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A1
5.17% due 05/15/2047	293,993	294,302
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A1
3.636% due 11/15/2027	771,472	756,378
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A2
3.246% due 03/15/2029	1,360,000	1,313,170
LB-UBS Commercial Mortgage Trust,
Series 2004-C4, Class A2
4.567% due 06/15/2029 (b)	457,000	451,802
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A4
4.742% due 02/15/2030	548,000	531,239
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A1
5.018% due 02/15/2031	289,573	289,324
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156% due 02/15/2031	2,017,500	2,000,950
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.983% due 08/12/2041	485,000	507,352
Morgan Stanley Dean Witter
Capita I, Series 2002-TOP7, Class A1
5.38% due 01/15/2039	60,647	60,905

The accompanying notes are an integral part of the financial statements. 308

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	$366,000	$379,497
Morgan Stanley Capital I, Series 2006-T23, Class A1
5.682% due 08/12/2041	223,117	226,619
Morgan Stanley Capital I, Series 2007-T25, Class A3
5.514% due 11/12/2049 (b)	600,000	610,529
Vendee Mortgage Trust, Series 1996-3, Class 4
9.6127% due 03/15/2025 (b)	14,363	15,318
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)	1,475,000	1,505,500
Washington Mutual, Inc., Series 2004-AR1, Class A
4.229% due 03/25/2034 (b)	210,243	207,832
Washington Mutual, Inc., Series 2005-AR3,
Class A2
4.6391% due 03/25/2035 (b)	471,282	467,346
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.8074% due 01/25/2034 (b)	630,498	619,111
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 2A2
4.5441% due 03/25/2035 (b)	464,106	457,717
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 3A1
4.9381% due 03/25/2035 (b)	271,693	268,639
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.0394% due 09/25/2036 (b)	1,654,990	1,679,470
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16, Class A1
5.702% due 10/25/2036 (b)	1,132,177	1,137,848

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $53,690,687)		$54,091,287

ASSET BACKED SECURITIES - 1.68%
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53% due 01/06/2014	795,000	806,090
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.64% due 12/25/2028	66,964	67,205
Bay View Auto Trust, Series 2005-3, Class A4
5.01% due 06/25/2014	342,000	340,975
Cabela's Master Credit Card Trust, Series 2005-1A,
Class A1
4.97% due 10/15/2013	140,000	140,300
Capital Auto Receivables Asset Trust,
Series 2004-1, Class A4
2.64% due 11/17/2008	171,208	169,725
Capital Auto Receivables Asset Trust,
Series 2004-1, Class CTFS
2.84% due 09/15/2010	149,000	147,357
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class B
5.50% due 04/20/2010	275,000	276,299

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4A
5.46% due 03/20/2010	$1,575,000	$1,580,484
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4B
5.43% due 03/20/2010 (b)	325,000	325,114
Capital One Prime Auto Receivables Trust,
Series 2006-1, Class A4
5.01% due 11/15/2011	260,000	260,443
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599% due 09/25/2031	30,130	29,987
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Series 2002-4, Class 2A1
5.69% due 10/25/2032 (b)	19,956	19,967
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Series 2003-3, Class 1A6
3.717% due 10/25/2014	233,690	224,261
CNH Equipment Trust, Series 2003-B, Class A4B
3.38% due 02/15/2011	162,103	160,369
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42% due 03/01/2015	450,000	480,594
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08% due 09/17/2012	340,000	341,423
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4
4.51% due 12/22/2014	337,000	333,501
Harley-Davidson Motorcycle Trust,
Series 2003-3, Class A2
2.76% due 05/15/2011	55,301	54,694
Harley-Davidson Motorcycle Trust,
Series 2003-4, Class A2
2.69% due 04/15/2011	66,002	64,838
Hertz Vehicle Financing LLC,
Series 2004-1A, Class A2
2.38% due 05/25/2008	132,500	132,221
Honda Auto Receivables Owner Trust,
Series 2003-5, Class A4
2.96% due 04/20/2009	143,135	141,938
Honda Auto Receivables Owner Trust,
Series 2007-1, Class A3
5.13% due 03/18/2011	450,000	451,055
Household Affinity Credit Card Master Note Trust I,
Series 2003-1, Class A
5.44% due 02/15/2010 (b)	106,000	106,141
Household Automotive Trust,
Series 2006-2, Class A4
5.67% due 05/17/2013	220,000	224,168
Hyundai Auto Receivables Trust,
Series 2003-A, Class A4
3.02% due 10/15/2010	101,787	100,179
The accompanying notes are an integral part of the financial statements. 309

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Hyundai Auto Receivables Trust,
Series 2006-A, Class A4
5.26% due 06/25/2014	$515,000	$517,298
John Deere Owner Trust, Series 2005-A, Class A4
4.16% due 05/15/2012	50,000	49,286
John Deere Owner Trust, Series 2006-A, Class A4
5.39% due 06/17/2013	250,000	252,911
JP Morgan Auto Receivables Trust,
Series 2007-A, Class A4
5.19% due 02/15/2014	240,000	240,899
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	140,000	139,587
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class A
5.737% due 04/20/2028	874,413	887,816
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class B
5.827% due 04/20/2028	28,906	29,343
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A
5.362% due 10/20/2028	350,671	351,740
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10% due 10/15/2012	1,150,000	1,123,117
MBNA Master Credit Card Trust USA,
Series 2000-D, Class A
5.52% due 09/15/2009 (b)	225,000	225,064
Navistar Financial Corp., Owner Trust,
Series 2003-B, Class A3
5.52% due 04/15/2008 (b)	6,851	6,852
Nissan Auto Receivables Owner Trust,
Series 2004-A, Class A4
2.76% due 07/15/2009	254,891	251,100
Onyx Acceptance Owner
Trust, Series 2005-A, ClassA4
3.91% due 09/15/2011	250,000	246,419
Peco Energy Transition Trust,
Series 2000-A, Class A4
7.65% due 03/01/2010	500,000	530,668
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	447,000	467,506
PP&L Transition Bond Company LLC,
Series 1999-1, Class A8
7.15% due 06/25/2009	111,000	113,621
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61% due 06/15/2015	281,000	301,856
Reliant Energy Transport Bond Company,
Series 2001-1, Class A4
5.63% due 09/15/2015	334,000	342,986
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
3.60% due 04/25/2033	36,393	35,705
Sovereign Bank Home Equity Loan Trust,
Series 2000-1, Class A6
7.25% due 02/25/2015	7,438	7,590

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)
Susquehanna Auto Lease Trust,
Series 2006-1, Class A3
5.21% due 03/16/2009		$200,000	$200,031
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.41% due 08/12/2011		300,000	300,562
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52% due 11/12/2012		500,000	506,137
USAA Auto Owner Trust, Series 2005-2, Class A4
4.17% due 02/15/2011		150,000	147,977
Volkswagen Auto Lease Trust,
Series 2006-A, Class A4
5.54% due 04/20/2011		245,000	247,329
Volkswagen Auto Loan Enhanced Trust,
Series 2007-1, Class A3
5.20% due 01/20/2010		475,000	476,336
Wachovia Auto Owner Trust,
Series 2006-A, Class A4
5.38% due 03/20/2013		225,000	227,539

TOTAL ASSET BACKED SECURITIES
(Cost $15,117,334)			$15,206,603

SUPRANATIONAL OBLIGATIONS - 0.07%
Supranational - 0.07%
Eurofima, EMTN
6.50% due 08/22/2011	AUD	515,000	410,877
European Investment Bank, Series EMTN
8.00% due 10/21/2013	ZAR	1,650,000	224,599

			635,476

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $627,337)			$635,476

SHORT TERM INVESTMENTS - 19.01%
Egypt Treasury Bills, Series 364
zero coupon due 11/20/2007	EGP	600,000	98,553
1.00% due 04/03/2007		500,000	87,053
Malaysia Treasury Bill, Series 182
zero coupon due 06/29/2007	MYR	1,180,000	333,067
State Street Navigator Securities
Lending Prime Portfolio (c)		$127,818,215	127,818,215
T. Rowe Price Reserve Investment Fund (c)		43,953,029	43,953,029

TOTAL SHORT TERM INVESTMENTS
(Cost $172,287,743)			$172,289,917

REPURCHASE AGREEMENTS - 0.50%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$4,530,579 on 03/01/2007,
collateralized by $4,255,000
Federal Home Loan Bank, 5.75%
due 06/12/2026 (valued at
$4,621,994, including interest) (c)		$4,530,000	$4,530,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,530,000)			$4,530,000

The accompanying notes are an integral part of the financial statements. 310

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Total Investments (Spectrum Income Fund)
(Cost $1,006,299,087) - 114.58%		$1,038,241,672
Liabilities in Excess of Other Assets - (14.58)%		(132,120,388)

TOTAL NET ASSETS - 100.00%		$906,121,284

Strategic Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 4.08%
Treasury Inflation Protected
Securities (d) - 3.27%
0.875% due 04/15/2010 (a)	$1,597,740	$1,537,138
1.875% due 07/15/2015 (a)	248,983	243,352
2.00% due 01/15/2016 to 01/15/2026 (a)	843,853	822,551
2.375% due 04/15/2011 to 01/15/2027 (a)	7,697,615	7,784,369
2.50% due 07/15/2016 (a)	659,472	678,020
3.875% due 01/15/2009 to 04/15/2029 (a)	761,390	944,308

		12,009,738
U.S. Treasury Bonds - 0.66%
4.50% due 02/15/2036 (a)	360,000	349,144
4.75% due 02/15/2037 (a)	1,280,000	1,296,800
6.125% due 08/15/2029 ****	350,000	415,625
7.125% due 02/15/2023 (a)	280,000	352,975

		2,414,544
U.S. Treasury Notes - 0.15%
4.625% due 11/15/2016 to 02/15/2017 (a)	570,000	573,308

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,709,724)		$14,997,590

U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.18%
Federal Home Loan Bank - 0.20%
5.40% due 01/02/2009	730,000	729,850
Federal Home Loan Mortgage Corp. - 0.08%
5.125% due 04/18/2011	280,000	283,224
8.00% due 05/01/2010	4,726	4,822
8.50% due 05/01/2008	2,162	2,193

		290,239
Federal National Mortgage
Association - 26.22%
5.00% TBA **	29,430,000	28,661,116
5.40% due 04/13/2009	170,000	170,002
5.50% TBA **	44,400,000	44,178,475
5.625% due 05/19/2011	1,220,000	1,236,498
5.916% due 11/01/2035	338,438	350,550
6.00% TBA **	14,350,000	14,471,050
6.50% due 10/01/2032 to 12/01/2099	5,920,850	6,040,902
6.50% TBA **	1,000,000	1,019,062
7.50% due 07/01/2030 to 02/01/2031	54,441	56,744
8.00% due 07/01/2027 to 08/01/2027	42,478	44,951
8.80% due 01/25/2019	31,750	34,151
10.40% due 04/25/2019	10,679	11,496

		96,274,997
Government National Mortgage
Association - 4.68%
5.00% due 06/15/2033 to 08/15/2035	3,205,951	3,138,384
6.00% TBA **	9,500,000	9,642,500

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association (continued)
6.50% TBA **		$4,300,000	$4,412,203
7.50% due 04/15/2022 to 10/15/2027		14,111	14,724

			17,207,811

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $113,910,181)			$114,502,897

FOREIGN GOVERNMENT OBLIGATIONS - 5.02%
Brazil - 1.55%
Federative Republic of Brazil
6.00% due 05/15/2045	BRL	694,000	451,018
6.00% due 05/15/2015		633,000	448,820
11.00% due 08/17/2040 (a)		$3,585,000	4,791,352

			5,691,190
Colombia - 0.12%
Republic of Colombia
8.125% due 05/21/2024 (a)		100,000	115,500
10.00% due 01/23/2012		20,000	23,500
10.75% due 01/15/2013		235,000	290,813

			429,813
Italy - 0.12%
Republic of Italy
5.804% due 10/25/2032		440,000	462,535
Mexico - 0.42%
Government of Mexico
5.625% due 01/15/2017		684,000	686,736
6.75% due 09/27/2034		774,000	844,821

			1,531,557
Panama - 0.37%
Republic of Panama
6.70% due 01/26/2036 (a)		148,000	153,550
7.25% due 03/15/2015		150,000	162,000
9.375% due 04/01/2029 ***		784,000	1,046,640

			1,362,190
Russia - 1.46%
Russian Federation, Series REGS
5.00% due 03/31/2030		4,721,000	5,350,309
Turkey - 0.98%
Turkey Government Bond
zero coupon due 08/13/2008	TRY	1,690,000	913,281
14.00% due 01/19/2011		4,243,000	2,675,685

			3,588,966

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $17,673,238)			$18,416,560

CORPORATE BONDS - 42.71%
Advertising - 0.19%
Lamar Media Corp.
6.625% due 08/15/2015		$150,000	147,750

The accompanying notes are an integral part of the financial statements. 311

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Advertising (continued)
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	$500,000	$533,750

		681,500
Aerospace - 0.16%
Alliant Techsystems, Inc.
6.75% due 04/01/2016 (a)	85,000	85,000
DRS Technologies, Inc.
6.875% due 11/01/2013 (a)	400,000	401,000
7.625% due 02/01/2018	25,000	25,750
TransDigm, Inc.
7.75% due 07/15/2014	60,000	61,650

		573,400
Air Travel - 0.03%
Continental Airlines, Inc.
6.541% due 09/15/2008	21,816	21,707
8.75% due 12/01/2011 (a)	100,000	100,500

		122,207
Aluminum - 0.01%
Aleris International, Inc.
10.00% due 12/15/2016	40,000	42,000
Apparel & Textiles - 0.12%
Aramark Corp.
8.50% due 02/01/2015	140,000	145,425
8.86% due 02/01/2015 (b)	30,000	30,975
Levi Strauss & Company
9.75% due 01/15/2015	230,000	253,000

		429,400
Auto Parts - 0.17%
Keystone Automotive Operations
9.75% due 11/01/2013	170,000	169,150
TRW Automotive, Inc.
9.375% due 02/15/2013	70,000	75,163
11.00% due 02/15/2013	10,000	10,962
Visteon Corp.
7.00% due 03/10/2014 (a)	180,000	156,600
8.25% due 08/01/2010 (a)	220,000	223,300

		635,175
Auto Services - 0.21%
Hertz Corp., Class A
8.875% due 01/01/2014	260,000	280,150
10.50% due 01/01/2016 (a)	260,000	296,400
Penhall International Corp.
12.00% due 08/01/2014	190,000	205,200

		781,750
Automobiles - 1.85%
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008 (a)	910,000	895,736
Ford Motor Company
4.25% due 12/15/2036	150,000	167,835
6.625% due 10/01/2028	150,000	111,000
7.45% due 07/16/2031 (a)	1,235,000	991,087
8.875% due 01/15/2022	90,000	81,450
8.90% due 01/15/2032	100,000	89,000

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Automobiles (continued)
General Motors Corp.
8.25% due 07/15/2023 (a)	$100,000	$93,000
8.375% due 07/15/2033 (a)	4,690,000	4,349,975

		6,779,083
Banking - 2.36%
Bank of America Corp.
5.42% due 03/15/2017	1,100,000	1,103,720
Glitnir Banki HF
6.33% due 07/28/2011	440,000	457,122
6.693% due 06/15/2016 (b)	620,000	647,211
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)	606,000	616,031
Kaupthing Bank
5.758% due 04/12/2011 ***	1,080,000	1,091,506
7.125% due 05/19/2016	230,000	253,163
TuranAlem Finance BV
8.25% due 01/22/2037 (a)	1,490,000	1,510,487
Wachovia Corp.
5.25% due 08/01/2014	1,740,000	1,737,517
Wells Fargo Company
5.30% due 08/26/2011 (a)	1,250,000	1,262,253

		8,679,010
Broadcasting - 0.42%
CMP Susquehanna Corp.
9.875% due 05/15/2014	170,000	174,675
CSC Holdings, Inc.
7.00% due 04/15/2012	250,000	247,500
8.125% due 08/15/2009	325,000	336,375
CSC Holdings, Inc., Series B
8.125% due 07/15/2009	25,000	25,875
News America, Inc.
5.30% due 12/15/2014	605,000	604,969
XM Satellite Radio, Inc.
9.75% due 05/01/2014 (a)	80,000	80,800
9.86% due 05/01/2013 (a)(b)	80,000	79,000

		1,549,194
Building Materials & Construction - 0.06%
NTK Holdings, Inc.
zero coupon, Step up to 10.75% on
09/01/2009 due 03/01/2014	275,000	215,875
Business Services - 0.41%
Affinion Group, Inc.
10.125% due 10/15/2013	295,000	318,600
11.50% due 10/15/2015	30,000	32,550
Allied Security Escrow Corp.
11.375% due 07/15/2011	40,000	41,400
Electronic Data Systems Corp.
7.125% due 10/15/2009	720,000	751,467
Sungard Data Systems, Inc.
9.125% due 08/15/2013	275,000	293,562
10.25% due 08/15/2015 (a)	60,000	65,250

		1,502,829

The accompanying notes are an integral part of the financial statements. 312

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable and Television - 1.54%
Charter Communications Holdings I LLC
11.75% due 05/15/2014	$260,000	$254,150
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	257,000	267,280
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	220,000	231,550
10.25% due 10/01/2013	167,000	181,195
Charter Communications Holdings LLC
9.92% due 04/01/2011 (a)	15,000	14,962
11.75 due 05/15/2011	100,000	99,000
12.125 due 01/15/2012	50,000	49,500
Charter Communications Operating LLC
8.375% due 04/30/2014	225,000	235,687
Comcast Corp.
6.50% due 01/15/2015 ***	460,000	491,056
6.50% due 01/15/2017	230,000	246,367
EchoStar DBS Corp.
6.625% due 10/01/2014	825,000	833,250
ION Media Networks, Inc.
11.61% due 01/15/2013 (b)	45,000	47,025
Lodgenet Entertainment Corp.
9.50% due 06/15/2013	135,000	144,787
Rainbow National Services LLC
8.75% due 09/01/2012	40,000	42,500
10.375% due 09/01/2014	25,000	28,000
Rogers Cable, Inc.
6.25% due 06/15/2013	25,000	25,812
8.75% due 05/01/2032	350,000	439,661
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	165,000	169,950
Time Warner Entertainment Company LP
8.375% due 07/15/2033	430,000	543,239
Time Warner, Inc.
7.625% due 04/15/2031	955,000	1,109,291
Videotron Ltee
6.375% due 12/15/2015	200,000	196,500

		5,650,762
Cellular Communications - 0.52%
AT&T Broadband Corp.
8.375% due 03/15/2013	785,000	906,749
Rogers Wireless, Inc.
7.25% due 12/15/2012	30,000	32,213
8.00% due 12/15/2012	20,000	21,325
Rural Cellular Corp.
8.25% due 03/15/2012	90,000	93,375
9.875% due 02/01/2010	200,000	211,500
True Move Company, Ltd.
10.75% due 12/16/2013	385,000	392,700
UbiquiTel Operating Company
9.875% due 03/01/2011	250,000	269,031

		1,926,893

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals - 0.42%
Arco Chemical Company
9.80% due 02/01/2020	$75,000	$87,937
Chemtura Corp.
6.875% due 06/01/2016 (a)	35,000	33,950
Equistar Chemicals LP
10.625% due 05/01/2011	200,000	211,500
Georgia Gulf Corp.
9.50% due 10/15/2014 (a)	260,000	256,100
Huntsman International LLC
7.875% due 11/15/2014	75,000	77,625
9.875% due 03/01/2009	172,000	176,245
Lyondell Chemical Company
8.00% due 09/15/2014	70,000	73,675
8.25% due 09/15/2016 (a)	55,000	59,125
10.50% due 06/01/2013	20,000	21,900
11.125% due 07/15/2012	205,000	219,350
Methanex Corp.
8.75% due 08/15/2012	110,000	121,825
Montell Finance Company BV
8.10% due 03/15/2027	150,000	150,000
Westlake Chemical Corp.
6.625% due 01/15/2016	65,000	63,700

		1,552,932
Coal - 0.05%
International Coal Group, Inc.
10.25% due 07/15/2014	180,000	182,025
Commercial Services - 0.11%
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	230,000	246,100
Rental Service Corp.
9.50% due 12/01/2014	150,000	159,750

		405,850
Computers & Business Equipment - 0.04%
Activant Solutions, Inc.
9.50% due 05/01/2016	140,000	137,550
Construction Materials - 0.04%
Nortek, Inc.
8.50% due 09/01/2014	150,000	152,625
Containers & Glass - 0.31%
Graham Packaging Company, Inc.
9.875% due 10/15/2014 (a)	235,000	242,050
Graphic Packaging International Corp.
8.50% due 08/15/2011	110,000	114,400
9.50% due 08/15/2013 (a)	80,000	85,300
Owens-Brockway Glass Container, Inc.
7.75% due 05/15/2011	200,000	207,000
8.25% due 05/15/2013	50,000	52,375
Owens-Illinois, Inc.
7.35% due 05/15/2008	325,000	328,250
Plastipak Holdings, Inc.
8.50% due 12/15/2015	95,000	99,038
Radnor Holdings Corp.
11.00% due 03/15/2010 ^	125,000	625

		1,129,038

The accompanying notes are an integral part of the financial statements. 313

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas - 1.27%
Anadarko Finance Company, Series B
7.50% due 05/01/2031	$730,000	$829,947
Anadarko Petroleum Corp.
5.76% due 09/15/2009 (b)***	730,000	731,435
5.95% due 09/15/2016	50,000	50,688
Chaparral Energy, Inc.
8.50% due 12/01/2015	350,000	349,125
Chesapeake Energy Corp.
6.25% due 01/15/2018	90,000	88,650
6.50% due 08/15/2017	100,000	98,500
7.00% due 08/15/2014	200,000	205,500
Conoco, Inc.
6.95% due 04/15/2029 ***	1,250,000	1,450,115
Encore Acquisition Company
6.00% due 07/15/2015	35,000	31,325
Geokinetics, Inc.
11.86% due 12/15/2012 (b)	85,000	87,550
Mariner Energy, Inc.
7.50% due 04/15/2013	80,000	78,200
OPTI Canada, Inc.
8.25% due 12/15/2014	75,000	77,813
PetroHawk Energy Corp.
9.125% due 07/15/2013	120,000	127,500
Pogo Producing Company
6.875% due 10/01/2017 (a)	200,000	195,000
7.875% due 05/01/2013	20,000	20,250
Quicksilver Resources, Inc.
7.125% due 04/01/2016	250,000	245,000

		4,666,598
Domestic Oil - 0.44%
Exco Resources, Inc.
7.25% due 01/15/2011	425,000	430,312
Stone Energy Corp.
8.25% due 12/15/2011	400,000	398,000
Swift Energy Company
7.625% due 07/15/2011	400,000	409,000
Whiting Petroleum Corp.
7.00% due 02/01/2014	375,000	370,313

		1,607,625
Drugs & Health Care - 0.30%
Humana, Inc.
6.30% due 08/01/2018	1,065,000	1,093,697
Educational Services - 0.06%
Education Management Corp.
8.75% due 06/01/2014	85,000	89,463
10.25% due 06/01/2016 (a)	135,000	146,475

		235,938
Electrical Utilities - 3.67%
AES Corp.
7.75% due 03/01/2014	1,883,000	1,972,442
8.75% due 06/15/2008	1,150,000	1,187,375
8.875% due 02/15/2011	725,000	779,375
9.375% due 09/15/2010	1,100,000	1,193,500
9.50% due 06/01/2009	880,000	935,000

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Dominion Resources, Inc.
5.70% due 09/17/2012	$730,000	$747,551
Edison Mission Energy
7.75% due 06/15/2016	140,000	148,400
Exelon Corp.
5.625% due 06/15/2035	590,000	565,330
FirstEnergy Corp.
6.45% due 11/15/2011	430,000	451,838
7.375% due 11/15/2031	770,000	897,520
Midwest Generation LLC, Series B
8.56% due 01/02/2016	129,394	141,525
Mirant Americas Generation LLC
8.30% due 05/01/2011	395,000	402,900
Orion Power Holdings, Inc.
12.00% due 05/01/2010	120,000	139,200
Pacific Gas & Electric Company
6.05% due 03/01/2034	490,000	506,534
TXU Corp., Series P
5.55% due 11/15/2014 (a)	240,000	219,511
TXU Corp., Series Q
6.50% due 11/15/2024	310,000	280,951
TXU Corp., Series R
6.55% due 11/15/2034	3,270,000	2,905,441

		13,474,393
Electronics - 0.18%
L-3 Communications Corp.
7.625% due 06/15/2012 (a)	550,000	570,625
L-3 Communications Corp., Series B
6.375% due 10/15/2015	75,000	74,625

		645,250
Energy - 0.59%
Duke Energy Company
4.20% due 10/01/2008	1,131,000	1,115,200
Inergy, LP
6.875% due 12/15/2014	200,000	197,000
NRG Energy, Inc.
7.25% due 02/01/2014	150,000	153,000
7.375% due 02/01/2016	700,000	714,000

		2,179,200
Financial Services - 11.05%
Aiful Corp.
5.00% due 08/10/2010	440,000	431,523
Credit Suisse USA, Inc.
5.50% due 08/16/2011	270,000	274,800
Dow Jones CDX HY, Series 7-T1
8.375% due 12/29/2011	8,300,000	8,600,875
E*Trade Financial Corp.
7.375% due 09/15/2013	105,000	109,200
7.875% due 12/01/2015	45,000	48,262
El Paso Performance-Linked Trust
7.75% due 07/15/2011	980,000	1,041,250
Ford Motor Credit Company
7.00% due 10/01/2013	80,000	76,743
7.375% due 10/28/2009	430,000	433,228
7.875% due 06/15/2010	1,875,000	1,907,297

The accompanying notes are an integral part of the financial statements. 314

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Ford Motor Credit Company (continued)
8.00% due 12/15/2016	$80,000	$78,974
8.11% due 01/13/2012 (b)	60,000	60,324
9.875% due 08/10/2011	225,000	242,766
10.61% due 06/15/2011 (a)(b)	836,000	917,076
General Motors Acceptance Corp.
4.375% due 12/10/2007	350,000	345,095
5.125% due 05/09/2008	250,000	246,823
5.85% due 01/14/2009	350,000	347,204
6.125% due 08/28/2007 (a)	330,000	330,029
6.75% due 12/01/2014 (a)	675,000	673,192
6.875% due 09/15/2011	1,600,000	1,619,205
7.25% due 03/02/2011	25,000	25,596
8.00% due 11/01/2031	10,225,000	11,274,790
Global Cash Access LLC
8.75% due 03/15/2012	250,000	262,500
Goldman Sachs Group LP
4.50% due 06/15/2010	580,000	571,557
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)	1,650,000	1,683,536
International Lease Finance Corp.
5.875% due 05/01/2013 (a)	815,000	842,896
iPCS, Inc.
11.50% due 05/01/2012	250,000	276,250
J.P. Morgan Chase & Company
6.625% due 03/15/2012	970,000	1,032,727
J.P. Morgan Chase London
zero coupon due 11/08/2007	747,000	698,214
JSG Funding PLC
9.625% due 10/01/2012	225,000	238,781
Lehman Brothers Holdings, Inc.
4.50% due 07/26/2010 (a)	775,000	761,030
Morgan Stanley
4.75% due 04/01/2014	1,470,000	1,409,704
5.81% due 10/18/2016 (b)	250,000	250,510
Nell AF SARL
8.375% due 08/15/2015 (a)	222,000	234,210
Residential Capital Corp.
6.00% due 02/22/2011	720,000	716,238
Resona Preferred Global Securities (Cayman), Ltd.
7.191% due 12/29/2049 (b)	440,000	473,752
Shinsei Finance Cayman, Ltd.
6.418% due 01/29/2049 (b)	550,000	557,093
TNK-BP Finance SA
7.50% due 07/18/2016	1,330,000	1,406,475
Ucar Finance, Inc.
10.25% due 02/15/2012	58,000	61,045

		40,560,770
Food & Beverages - 0.12%
Dole Food Company, Inc.
7.25% due 06/15/2010 (a)	230,000	223,100
Nutro Products, Inc.
9.40% due 10/15/2013 (b)	40,000	41,550
10.75% due 04/15/2014	90,000	99,000

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food & Beverages (continued)
Sbarro, Inc.
10.375% due 02/01/2015	$90,000	$93,825

		457,475
Forest Products - 0.14%
Weyerhaeuser Company
6.75% due 03/15/2012	480,000	509,952
Funeral Services - 0.03%
Service Corp. International
7.625% due 10/01/2018 (a)	65,000	69,063
7.875% due 02/01/2013	30,000	30,900

		99,963
Furniture & Fixtures - 0.19%
Norcraft Companies LP
9.00% due 11/01/2011	190,000	196,650
Norcraft Holdings Capital
zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012 (a)	160,000	144,800
Sealy Mattress Company
8.25% due 06/15/2014	350,000	369,250

		710,700
Gas & Pipeline Utilities - 2.95%
El Paso Corp.
7.375% due 12/15/2012 (a)	475,000	505,875
7.75% due 01/15/2032	5,510,000	6,005,900
7.80% due 08/01/2031 ***	1,783,000	1,945,699
7.875% due 06/15/2012 (a)	500,000	542,500
El Paso Natural Gas Company
8.375% due 06/15/2032	480,000	603,548
Kinder Morgan Energy Partners LP
5.00% due 12/15/2013	140,000	136,289
6.30% due 02/01/2009 (a)	100,000	101,915
6.75% due 03/15/2011 (a)	100,000	105,380
7.125% due 03/15/2012	20,000	21,547
Southern Natural Gas Company
8.00% due 03/01/2032	190,000	230,634
Williams Companies, Inc.
7.625% due 07/15/2019	25,000	27,125
7.875% due 09/01/2021	275,000	301,125
8.75% due 03/15/2032	267,000	305,715

		10,833,252
Healthcare Products - 0.06%
Leiner Health Products, Inc.
11.00% due 06/01/2012	205,000	217,300
Healthcare Services - 0.29%
DaVita, Inc.
7.25% due 03/15/2015 (a)	420,000	424,200
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	640,000	657,600

		1,081,800
Holdings Companies/Conglomerates - 0.03%
Ashtead Capital, Inc.
9.00% due 08/15/2016	103,000	111,240

The accompanying notes are an integral part of the financial statements. 315

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Homebuilders - 0.12%
Beazer Homes USA, Inc.
6.875% due 07/15/2015	$15,000	$14,400
8.125% due 06/15/2016 (a)	150,000	154,875
K Hovnanian Enterprises, Inc.
6.25% due 01/15/2016	5,000	4,650
8.625% due 01/15/2017 (a)	255,000	269,025

		442,950
Hotels & Restaurants - 0.08%
Buffets, Inc.
12.50% due 11/01/2014	120,000	126,000
CCM Merger, Inc.
8.00% due 08/01/2013	105,000	105,000
El Pollo Loco, Inc.
11.75% due 11/15/2013	70,000	77,700

		308,700
Industrial Machinery - 0.02%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	60,000	64,050
Insurance - 0.09%
Crum & Forster Holdings Corp.
10.375% due 06/15/2013 (a)	290,000	312,475
International Oil - 1.06%
Gaz Capital for Gazprom
6.212% due 11/22/2016	1,070,000	1,071,338
Gaz Capital for Gazprom, Series REGS
8.625% due 04/28/2034 (a)	800,000	1,021,200
Kerr-McGee Corp.
6.95% due 07/01/2024	490,000	528,631
OAO Gazprom, Series A7
6.79% due 10/29/2009	16,500,000	632,071
OAO Gazprom, Series A8
7.00% due 10/27/2011	5,500,000	210,265
OAO Gazprom, Series REGS
9.625% due 03/01/2013	150,000	177,375
Pemex Project Funding Master Trust
5.75% due 12/15/2015	170,000	169,150
6.625% due 06/15/2035	80,000	82,800

		3,892,830
Leisure Time - 0.78%
AMC Entertainment, Inc.
11.00% due 02/01/2016	345,000	392,006
Boyd Gaming Corp.
6.75% due 04/15/2014	400,000	398,000
Caesars Entertainment, Inc.
7.00% due 04/15/2013	40,000	42,400
Herbst Gaming, Inc.
8.125% due 06/01/2012	250,000	256,250
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	190,000	207,100
Isle of Capri Casinos
7.00% due 03/01/2014	50,000	48,875
9.00% due 03/15/2012	15,000	15,675
Las Vegas Sands Corp.
6.375% due 02/15/2015	250,000	241,250

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
MGM Mirage, Inc.
6.625% due 07/15/2015	$60,000	$57,675
7.625% due 01/15/2017	350,000	354,375
8.50% due 09/15/2010	10,000	10,712
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015 (a)	150,000	150,750
7.125% due 08/15/2014	150,000	152,625
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012	50,000	51,500
River Rock Entertainment Authority
9.75% due 11/01/2011	25,000	26,688
Snoqualmie Entertainment Authority
9.125% due 02/01/2015	45,000	46,463
9.15% due 02/01/2014 (b)	45,000	45,675
Station Casinos, Inc.
7.75% due 08/15/2016 (a)	240,000	246,600
Warner Music Group
7.375% due 04/15/2014	135,000	130,950

		2,875,569
Manufacturing - 1.45%
Tyco International Group SA
6.00% due 11/15/2013	1,040,000	1,106,455
6.125% due 11/01/2008	890,000	903,137
6.875% due 01/15/2029	2,760,000	3,330,729

		5,340,321
Medical-Hospitals - 1.30%
Genesis Healthcare Corp.
8.00% due 10/15/2013	175,000	185,500
HCA, Inc.
6.30% due 10/01/2012 (a)	21,000	19,556
6.375% due 01/15/2015	265,000	228,563
6.50% due 02/15/2016	33,000	28,298
7.50% due 12/15/2023	25,000	21,799
9.125% due 11/15/2014	40,000	42,600
9.25% due 11/15/2016	340,000	364,225
9.625% due 11/15/2016	2,324,000	2,509,920
Tenet Healthcare Corp.
6.875% due 11/15/2031	1,125,000	902,812
7.375% due 02/01/2013	125,000	116,875
9.25% due 02/01/2015 (b)	200,000	199,750
Triad Hospitals, Inc.
7.00% due 11/15/2013	130,000	135,362

		4,755,260
Metal & Metal Products - 0.07%
Mueller Group, Inc.
10.00% due 05/01/2012	100,000	108,250
Mueller Holdings, Inc.
zero coupon, Step up to 14.75% on
04/15/2009 due 04/15/2014	165,000	150,150

		258,400
Mining - 0.23%
Vale Overseas, Ltd.
6.875% due 11/21/2036	800,000	843,405

The accompanying notes are an integral part of the financial statements. 316

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Office Furnishings & Supplies - 0.07%
Interface, Inc.
9.50% due 02/01/2014 (a)	$100,000	$107,250
10.375% due 02/01/2010	150,000	166,125

		273,375

Paper - 0.25%
Appleton Papers, Inc., Series B
9.75% due 06/15/2014 (a)	305,000	316,056
NewPage Corp.
11.61% due 05/01/2012 (b)	285,000	310,650
12.00% due 05/01/2013 (a)	25,000	27,250
Smurfit Capital Funding PLC
7.50% due 11/20/2025	200,000	203,000
Verso Paper Holdings LLC and Verso Paper, Inc.
9.125% due 08/01/2014	40,000	42,200

		899,156

Petroleum Services - 0.34%
Belden & Blake Corp.
8.75% due 07/15/2012	250,000	256,250
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	50,000	51,000
Complete Production Services, Inc.
8.00% due 12/15/2016	160,000	163,600
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	300,000	304,500
Enterprise Products Operating LP
8.375% due 08/01/2066 (b)	110,000	122,514
Pride International, Inc.
7.375% due 07/15/2014	60,000	61,500
SemGroup LP
8.75% due 11/15/2015	270,000	274,050
SESI LLC
6.875% due 06/01/2014	10,000	9,925

		1,243,339

Pharmaceuticals - 0.12%
Valeant Pharmaceuticals International
7.00% due 12/15/2011	450,000	429,750
Photography - 2.12%
Eastman Kodak Company
3.375% due 10/15/2033 ***	4,210,000	4,278,412
7.25% due 11/15/2013 ***	3,500,000	3,508,267

		7,786,679

Plastics - 0.01%
Milacron Escrow Corp.
11.50% due 05/15/2011 (a)	40,000	39,200
Pollution Control - 0.00%
Safety-Kleen Services, Inc.
9.25% due 06/01/2008 ^	175,000	175
Publishing - 0.21%
Dex Media East LLC
12.125% due 11/15/2012	125,000	137,032
Dex Media West LLC
8.50% due 08/15/2010	150,000	157,125
9.875% due 08/15/2013	75,000	81,656

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Publishing (continued)
Idearc, Inc.
8.00% due 11/15/2016	$150,000	$156,000
Primedia, Inc.
8.875% due 05/15/2011	140,000	143,850
Reader's Digest Association, Inc.
9.00% due 02/15/2017	80,000	79,400

		755,063
Railroads & Equipment - 0.10%
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	130,000	139,425
12.50% due 06/15/2012	40,000	43,150
Kansas City Southern de Mexico SA de CV
7.625% due 12/01/2013	50,000	50,250
Kansas City Southern Railway Company
7.50% due 06/15/2009	120,000	122,700

		355,525
Real Estate - 0.23%
Ashton Woods USA
9.50% due 10/01/2015	75,000	72,000
Forest City Enterprises
7.625% due 06/01/2015	5,000	5,125
Host Marriott LP, REIT
7.125% due 11/01/2013	500,000	510,000
Kimball Hill, Inc.
10.50% due 12/15/2012	60,000	59,850
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	35,000	35,350
6.75% due 04/01/2017	105,000	107,887
7.125% due 06/01/2015	45,000	46,969

		837,181
Retail - 0.10%
Brookstone Company, Inc.
12.00% due 10/15/2012 (a)	35,000	36,925
Eye Care Centers of America
10.75% due 02/15/2015	35,000	38,938
Suburban Propane Partners LP
6.875% due 12/15/2013 (a)	290,000	285,650

		361,513
Retail Trade - 0.91%
American Greetings Corp.
7.375% due 06/01/2016	15,000	15,506
Blockbuster, Inc.
9.00% due 09/01/2012 (a)	115,000	115,431
CVS Corp.
9.35% due 01/10/2023	1,700,000	2,080,645
CVS Lease Pass Through
6.036% due 12/10/2028	468,433	472,575
FTD, Inc.
7.75% due 02/15/2014	225,000	226,125
Linens 'n Things, Inc.
10.985% due 01/15/2014 (a)(b)	70,000	68,600
Neiman Marcus Group, Inc.
9.00% due 10/15/2015	90,000	99,000

The accompanying notes are an integral part of the financial statements. 317

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail Trade (continued)
Neiman Marcus Group, Inc. (continued)
10.375% due 10/15/2015 (a)	$230,000	$257,600

		3,335,482
Sanitary Services - 0.31%
Allied Waste North America, Inc.
6.375% due 04/15/2011 (a)	125,000	125,313
7.25% due 03/15/2015	250,000	255,000
Waste Management, Inc.
6.375% due 11/15/2012	730,000	769,797

		1,150,110
Semiconductors - 0.09%
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	170,000	172,337
NXP BV/NXP Funding LLC
9.50% due 10/15/2015	35,000	36,138
NXP Funding LLC
7.875% due 10/15/2014	120,000	123,900

		332,375
Software - 0.07%
UGS Capital Corp. II, PIK
10.3481% due 06/01/2011 (b)	162,821	165,670
UGS Corp.
10.00% due 06/01/2012	90,000	98,550

		264,220
Steel - 0.15%
CitiSteel USA, Inc.
12.9494% due 09/01/2010 (b)	100,000	103,250
Metals USA Holdings Corp.
11.365% due 01/15/2012 (b)	55,000	53,900
Metals USA, Inc.
11.125% due 12/01/2015	265,000	294,150
Tube City IMS Corp.
9.75% due 02/01/2015	100,000	105,000

		556,300
Telecommunications Equipment &
Services - 0.89%
Citizens Communications Company
7.875% due 01/15/2027	90,000	93,825
9.00% due 08/15/2031	130,000	143,975
Deutsche Telekom International Finance BV
5.75% due 03/23/2016 (a)	430,000	432,333
Hawaiian Telcom Communications, Inc., Series B
10.889% due 05/01/2013 (b)	60,000	61,500
12.50% due 05/01/2015 (a)	235,000	263,787
Inmarsat Finance PLC
7.625% due 06/30/2012	130,000	134,875
Intelsat Bermuda, Ltd.
8.87188% due 01/15/2015 (b)	45,000	46,069
9.25% due 06/15/2016	170,000	187,850
11.25% due 06/15/2016	305,000	345,412
Level 3 Communications, Inc.
11.50% due 03/01/2010	250,000	277,500
Level 3 Financing, Inc.
9.25% due 11/01/2014	5,000	5,131

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services (continued)
Level 3 Financing, Inc. (continued)
11.80% due 03/15/2011 (b)		$75,000	$80,813
Lucent Technologies, Inc.
6.45% due 03/15/2029		160,000	145,600
PanAmSat Corp.
9.00% due 08/15/2014		15,000	16,200
Qwest Corp.
8.875% due 03/15/2012		125,000	138,125
Royal KPN NV
8.00% due 10/01/2010		580,000	628,873
Windstream Corp.
8.625% due 08/01/2016		255,000	279,225

			3,281,093
Telephone - 0.82%
Cincinnati Bell Telephone Company
6.30% due 12/01/2028		95,000	86,688
Cincinnati Bell, Inc.
7.00% due 02/15/2015		85,000	84,681
Nordic Telephone Company Holdings
8.875% due 05/01/2016		180,000	194,400
Qwest Communications International, Inc.
7.50% due 02/15/2014		87,000	90,154
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014		306,000	317,093
Sprint Capital Corp.
8.375% due 03/15/2012		940,000	1,054,047
Telecom Italia Capital SA
5.25% due 10/01/2015		500,000	477,319
Telefonos de Mexico SA de CV
8.75% due 01/31/2016	MXN	2,000,000	190,240
Verizon Florida, Inc., Series F
6.125% due 01/15/2013 (a)		$295,000	304,077
Virgin Media, Inc.
8.75% due 04/15/2014		10,000	10,425
9.125% due 08/15/2016		190,000	201,875

			3,010,999
Tobacco - 0.28%
Alliance One International, Inc.
11.00% due 05/15/2012 (a)		50,000	54,500
Altria Group, Inc.
7.00% due 11/04/2013		870,000	955,573

			1,010,073
Transportation - 0.05%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014		40,000	40,800
Horizon Lines LLC
9.00% due 11/01/2012		122,000	127,795
OMI Corp.
7.625% due 12/01/2013		25,000	25,250

			193,845

TOTAL CORPORATE BONDS (Cost $151,997,728)			$156,823,664

The accompanying notes are an integral part of the financial statements. 318

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.64%
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class A4
5.372% due 09/10/2045 (b)	$340,000	$342,611
Commercial Mortgage Asset Trust,
Series 1999-C1, Class C
7.35% due 01/17/2032	295,000	329,737
Commercial Mortgage Pass-Through Certificates,
Series 2001-J2A, Class A1
5.447% due 07/16/2034	308,403	310,987
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
5.52% due 07/20/2046 (b)***	2,645,561	2,637,461
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
5.52% due 07/20/2046 (b)***	1,697,953	1,701,707
Countrywide Home Loans, Series 2006-HYB3,
Class 2A1A
5.7446% due 05/20/2036 (b)	148,991	151,115
Credit Suisse Mortgage Capital Certificates, Series
2006-C1, Class A4
5.555% due 02/15/2039 (b)	1,675,000	1,709,191
First Boston Mortgage Securities Corp. STRIP,
Series D, Class I-O
10.965% due 05/25/2017 ***	14,243	3,512
First Union National Bank Commercial Mortgage,
Series 2000-C1
0.529% IO due 05/17/2032 (b)	13,258,029	295,992
Green Tree Financial Corp., Series 1997-6, Class A8
7.07% due 01/15/2029	561,722	580,255
GSRPM Mortgage Loan Trust, Series 2003-1,
Class A3
5.82% due 01/25/2032 (b)	145,078	146,031
Impac CMB Trust, Series 2003-4, Class 1A1
5.96% due 10/25/2033 (b)***	103,214	103,255
IndyMac Index Mortgage Loan Trust, Series
2006-AR6, Class 2A1A
5.52% due 06/25/2047 (b)***	4,534,570	4,529,615
J.P. Morgan Chase Commercial Mortgage
Securities Corp, Series 2006-CB15, Class A4
5.814% due 06/12/2043 (b)	2,370,000	2,461,191
J.P. Morgan Mortgage Trust, Series 2005-A6,
Class 7A1
4.9737% due 08/25/2035 (b)	116,214	115,539
Luminent Mortgage Trust, Series 2006-4, Class A1A
5.51% due 05/25/2046 (b)***	2,339,894	2,336,759
Master Adjustable Rate Mortgages Trust.,
Series 2006-2, Class 3A1
4.8511% due 01/25/2036 (b)	161,816	160,788
Master Adjustable Rate Mortgages Trust.,
Series 2006-OA1, Class 1A1
5.53% due 04/25/2046 (b)***	4,078,673	4,079,873
Merit Securities Corp., Series 11PA, Class B2
6.82% due 09/28/2032 (b)***	672,778	595,929
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.66% due 05/12/2039 (b)	970,000	1,002,402

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Mortgage Loan Trust, Series
2004-8AR, Class 4A1
5.3574% due 10/25/2034 (b)	$804,641	$807,065
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
5.51% due 09/25/2046 (b)***	2,198,247	2,198,958
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
6.00% due 05/25/2035	2,223,036	2,235,671
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR3, Class 2A1
7.2903% due 08/25/2035 (b)	295,064	299,873
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3
5.51% due 07/25/2036 (b)***	2,593,641	2,597,145
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
5.425% due 06/25/2036 (b)***	2,716,455	2,711,713
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
5.43% due 06/25/2036 (b)***	2,682,980	2,698,023
Washington Mutual, Inc., Series 2005-AR17,
Class A1A1
5.59% due 12/25/2045 (b)***	1,904,473	1,909,873

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $38,870,323)		$39,052,271

ASSET BACKED SECURITIES - 9.03%
ACE Securities Corp., Series 2006-GP1, Class A
5.45% due 02/25/2031 (b)***	2,083,650	2,083,933
Amortizing Residential Corp. Trust,
Series 2002-BC6, Class M2
6.52% due 08/25/2032 (b)***	83,730	84,207
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
8.17% due 04/15/2033 (b)***	162,448	162,611
Bear Stearns Asset Backed Securities Inc., Series
2003-ABF1, Class A
5.69% due 01/25/2034 (b)***	52,756	52,924
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A2A
6.00% due 10/25/2036	3,391,974	3,424,303
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A3A
6.50% due 10/25/2036	3,341,966	3,406,716
Countrywide Asset-Backed Certificates,
Series 2004-5, Class M4
6.04% due 06/25/2034 (b)***	420,000	425,028
Countrywide Home Equity Loan Trust, Series
2002-B, Class A1
5.57% due 04/15/2028 (b)***	77,318	77,318
EMC Mortgage Loan Trust, Series 2003-B, Class A1
5.87% due 11/25/2041 (b)***	324,646	326,173
GSAMP Trust, Series 2006-S4, Class A1
5.41% due 05/25/2036 (b)***	1,516,701	1,516,762
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
5.45% due 06/25/2036 (b)***	2,096,191	2,096,187

The accompanying notes are an integral part of the financial statements. 319

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
IXIS Real Estate Capital Trust, Series 2006-HE2,
Class A1
5.38% due 08/25/2036 (b)***	$2,507,070	$2,507,068
Merrill Lynch Mortgage Investors, Inc., Series
2005-WM1N, Class N1
5.00% due 09/25/2035 ***	5,905	5,860
Mid State Trust, Series 6, Class A1
7.34% due 07/01/2035 ***	646,317	690,545
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
5.47% due 03/25/2036 (b)***	1,715,140	1,715,549
RAAC Series, Series 2006-RP2, Class A
5.57% due 02/25/2037 (b)***	2,166,554	2,166,545
Residential Asset Mortgage Products Inc., Series
2003-RS4, Class AIIB
5.65% due 05/25/2033 (b)	70,748	71,758
SACO I Trust, Inc., Series 2006-5, Class 1A
5.47% due 04/25/2036 (b)***	3,346,805	3,348,937
SACO I Trust, Inc., Series 2006-5, Class 2A3
5.50% due 05/25/2036 (b)***	2,040,000	2,040,279
SACO I Trust, Inc., Series 2006-6, Class A
5.45% due 06/25/2036 (b)***	1,994,378	1,994,373
Sail Net Interest Margin Notes, Series 2004-2A,
Class A
5.50% due 03/27/2034 ***	23,428	6,917
SLM Student Loan Trust, Series 2006-5, Class A2
5.35% due 07/25/2017 (b)***	2,900,000	2,900,333
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
5.43% due 02/25/2036 (b)***	2,059,432	2,059,271

TOTAL ASSET BACKED SECURITIES
(Cost $33,094,739)		$33,163,597

SUPRANATIONAL OBLIGATIONS - 0.27%
Venezuela - 0.27%
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	916,000	974,614

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $984,820)		$974,614

COMMON STOCKS - 0.00%
Household Products - 0.00%
Home Interiors *	674,617	6,746

TOTAL COMMON STOCKS (Cost $183,738)		$6,746

PREFERRED STOCKS - 0.50%
Automobiles - 0.48%
General Motors Corp., Series C (a)	75,700	1,759,268
Crude Petroleum & Natural Gas - 0.02%
Chesapeake Energy Corp. * (a)	266	68,628

TOTAL PREFERRED STOCKS (Cost $1,884,703)		$1,827,896

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS - 0.33%
Call Options - 0.32%
Eurodollar Futures
Expiration 03/19/2007 at $94.00	157,500	$104,344
Expiration 06/18/2007 at $94.00	400,000	324,000
Expiration 09/17/2007 at $94.00	590,000	587,050
Expiration 09/17/2007 at $94.50	7,500	3,731
Expiration 03/19/2007 at $94.625	130,000	4,875
Expiration 03/19/2007 at $94.75	250,000	1,250
Expiration 09/17/2007 at $94.75	180,000	53,100
Expiration 06/18/2007 at $94.75	182,500	20,075
Japanese Yen Futures
Expiration 03/09/2007 at $86.00	520,000	72,800

		1,171,225
Put Options - 0.01%
Eurodollar Futures
Expiration 03/19/2007 at $93.00	30,000	75
Expiration 03/19/2007 at $94.00	225,000	562
Expiration 03/19/2007 at $95.50	65,000	54,438

		55,075

TOTAL OPTIONS (Cost $1,749,452)		$1,226,300

SHORT TERM INVESTMENTS - 11.95%
Federal National Mortgage Association
zero coupon due 06/25/2007 ****	$885,000	$870,548
State Street Navigator Securities Lending
Prime Portfolio (c)	43,025,836	43,025,836

TOTAL SHORT TERM INVESTMENTS
(Cost $43,896,384)		$43,896,384

REPURCHASE AGREEMENTS - 27.31%
Merrill Lynch Tri-Party Repurchase
Agreement dated 02/28/2007 at
5.27% to be repurchased at
$100,314,683 on 03/01/2007,
collateralized by $105,065,000
Federal Home Loan Mortgage
Corp., zero coupon due
09/07/2007 (valued at
$102,307,044, including interest) ***	$100,300,000	$100,300,000

TOTAL REPURCHASE AGREEMENTS
(Cost $100,300,000)		$100,300,000

Total Investments (Strategic Bond Fund)
(Cost $519,255,030) - 143.02%		$525,188,519
Liabilities in Excess of Other Assets - (43.02)%		(157,980,191)

TOTAL NET ASSETS - 100.00%		$367,208,328

The accompanying notes are an integral part of the financial statements. 320

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Income Fund
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 6.35%
U.S. Treasury Bonds - 1.01%
8.125% due 08/15/2019 (a)		$930,000	$1,228,399
9.25% due 02/15/2016 (a)		1,635,000	2,191,858

			3,420,257
U.S. Treasury Notes - 5.34%
4.25% due 08/15/2013 (a)		4,120,000	4,061,097
4.625% due 03/31/2008 (a)		610,000	608,356
4.875% due 08/15/2016		9,370,000	9,587,412
4.875% due 07/31/2011 (a)		3,690,000	3,742,324

			17,999,189

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,054,318)			$21,419,446

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.03%
Federal National Mortgage
Association - 6.03%
5.50% due 10/01/2036		1,296,013	1,285,723
5.50% TBA **		6,210,000	6,159,544
6.00% due 11/01/2036 to 01/01/2037		9,812,400	9,897,836
6.50% due 11/01/2036		2,917,333	2,974,248

			20,317,351

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $20,299,689)			$20,317,351

FOREIGN GOVERNMENT OBLIGATIONS - 34.38%
Austria - 0.23%
Republic of Austria, Series EMTN
6.00% due 09/26/2008	NZD	1,120,000	765,837
Brazil - 0.99%
Federative Republic of Brazil
12.50% due 01/05/2016	BRL	6,230,000	3,349,304
Canada - 19.56%
Government of Canada
4.00% due 09/01/2010	CAD	4,100,000	3,510,692
4.00% due 06/01/2016 (a)		17,090,000	14,571,374
4.25% due 12/01/2008		10,835,000	9,301,164
5.50% due 06/01/2009		2,880,000	2,543,280
5.50% due 06/01/2010		6,000,000	5,369,055
6.00% due 06/01/2011 (a)		13,500,000	12,455,211
Province of Ontario
4.50% due 03/08/2015		4,600,000	4,002,824
5.70% due 12/01/2008		5,500,000	4,827,253
5.75% due 03/03/2008	NZD	2,235,000	1,536,436
6.25% due 06/16/2015	CAD	2,215,000	1,481,643
6.375% due 10/12/2010	NZD	2,770,000	1,881,512
Province of Quebec
5.25% due 10/01/2013	CAD	4,950,000	4,477,441

			65,957,885
Colombia - 1.25%
Republic of Colombia
10.00% due 01/23/2012		$110,000	129,250
10.75% due 01/15/2013 (a)		3,290,000	4,071,375

			4,200,625

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Germany - 3.29%
Bundesrepublik Deutschland, Series 05
3.50% due 01/04/2016	EUR	4,760,000	$6,093,108
Federal Republic of Germany
5.00% due 07/04/2012		3,585,000	4,984,799

			11,077,907
Ireland - 2.76%
Republic of Ireland
4.60% due 04/18/2016		6,070,000	8,412,305
5.00% due 04/18/2013		650,000	909,432

			9,321,737
Mexico - 0.63%
Government of Mexico
5.625% due 01/15/2017		$520,000	522,080
5.875% due 01/15/2014 (a)		550,000	562,925
6.375% due 01/16/2013		490,000	514,500
8.125% due 12/30/2019 (a)		360,000	438,660
10.375% due 02/17/2009		80,000	87,600

			2,125,765
Spain - 4.28%
Kingdom of Spain
4.20% due 07/30/2013	EUR	4,350,000	5,835,613
5.00% due 07/30/2012		2,140,000	2,974,990
5.35% due 10/31/2011		4,005,000	5,615,263

			14,425,866
United Kingdom - 1.39%
Government of United Kingdom
5.00% due 03/07/2008	GBP	2,405,000	4,700,776

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $117,011,143)			$115,925,702

CORPORATE BONDS - 34.73%
Advertising - 0.09%
Vertis, Inc.
9.75% due 04/01/2009		$300,000	306,000
Aerospace - 0.22%
Argo-Tech Corp.
9.25% due 06/01/2011		225,000	244,125
Sequa Corp.
9.00% due 08/01/2009		475,000	501,125

			745,250
Agriculture - 0.14%
Chaoda Modern Agriculture (Holdings), Ltd.
7.75% due 02/08/2010		475,000	475,000
Apparel & Textiles - 1.00%
Aramark Corp.
8.50% due 02/01/2015		700,000	727,125
8.86% due 02/01/2015 (b)		700,000	722,750
Hanesbrands, Inc.
8.735% due 12/15/2014 (b)		1,885,000	1,927,412

			3,377,287

The accompanying notes are an integral part of the financial statements. 321

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking - 0.81%
Banco Macro SA
8.50% due 02/01/2017 (a)		$1,265,000	$1,277,650
Kreditanstalt fuer Wiederaufbau, Series EMTN
5.73% due 08/20/2007	NZD	1,000,000	694,036
Landwirtschaftliche Rentenbank, Series EMTN
6.50% due 09/17/2009		1,115,000	761,625

			2,733,311
Broadcasting - 0.95%
Allbritton Communications Company
7.75% due 12/15/2012		$1,925,000	1,973,125
Radio One, Inc.
6.375% due 02/15/2013 (a)		225,000	213,750
8.875% due 07/01/2011 (a)		200,000	206,500
Salem Communications Corp.
7.75% due 12/15/2010 (a)		100,000	101,750
XM Satellite Radio, Inc.
9.75% due 05/01/2014 (a)		685,000	691,850

			3,186,975
Business Services - 0.50%
Allied Security Escrow Corp.
11.375% due 07/15/2011		200,000	207,000
Minerva Overseas, Ltd.
9.50% due 02/01/2017 (a)		1,475,000	1,467,625

			1,674,625
Cable and Television - 1.01%
Charter Communications Holdings I LLC
11.00% due 10/01/2015 (a)		1,000,000	1,037,500
Mediacom Broadband LLC
8.50% due 10/15/2015 (a)		75,000	76,313
Mediacom LLC/Mediacom Capital Corp.
9.50% due 01/15/2013		125,000	128,437
Shaw Communications, Inc.
5.70% due 03/02/2017	CAD	610,000	521,082
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		$1,581,000	1,628,430

			3,391,762
Cellular Communications - 2.21%
America Movil SA de CV
9.00% due 01/15/2016	MXN	12,000,000	1,118,315
American Cellular Corp.
10.00% due 08/01/2011		$2,000,000	2,127,500
Centennial Communications Corp.
10.00% due 01/01/2013 (a)		1,500,000	1,620,000
Dobson Cellular Systems, Inc.
8.875% due 10/01/2013 (a)		1,500,000	1,546,875
Rural Cellular Corp.
9.75% due 01/15/2010 (a)		1,000,000	1,026,250

			7,438,940
Chemicals - 0.24%
American Pacific Corp.
9.00% due 02/01/2015		675,000	680,906
Nova Chemicals Corp.
6.50% due 01/15/2012 (a)		125,000	118,750

			799,656

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Coal - 0.06%
Massey Energy Company
6.625% due 11/15/2010		$200,000	$202,500
Construction Materials - 0.42%
Masonite International Corp.
11.00% due 04/06/2015		1,410,000	1,406,475
Containers & Glass - 2.27%
BWAY Corp.
10.00% due 10/15/2010		195,000	204,750
Graphic Packaging International Corp.
8.50% due 08/15/2011 (a)		1,000,000	1,040,000
9.50% due 08/15/2013		1,500,000	1,599,375
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013		1,450,000	1,518,875
Stone Container Corp.
8.375% due 07/01/2012		1,565,000	1,596,300
9.75% due 02/01/2011 (a)		1,640,000	1,695,350

			7,654,650

Diversified Financial Services - 1.78%
General Electric Capital Corp.
6.625% due 02/04/2010	NZD	5,295,000	3,617,284
General Electric Capital Corp., Series EMTN
8.75% due 10/05/2015	MXN	21,000,000	1,884,401
9.50% due 12/11/2014		5,500,000	508,913

			6,010,598

Educational Services - 0.23%
Riverdeep Interactive Learning
8.095% due 11/28/2013 (f)	EUR	770,000	777,315
Electrical Utilities - 0.32%
Cia de Transporte de Energia Electrica de Alta
Tension SA
8.875% due 12/15/2016		$1,085,000	1,095,850
Financial Services - 6.49%
Capital One Capital IV
6.745% due 02/17/2037 (a)(b)		425,000	432,221
Cosan Finance, Ltd.
7.00% due 02/01/2017		960,000	931,200
Independencia International, Ltd.
9.875% due 01/31/2017		1,500,000	1,492,500
ISA Capital do Brasil SA
8.80% due 01/30/2017 (a)		470,000	492,325
JSG Funding PLC
7.75% due 04/01/2015 (a)	EUR	550,000	767,700
9.625% due 10/01/2012		$415,000	440,419
New South Wales Treasury Corp, Series 10RG
7.00% due 12/01/2010	AUD	18,955,000	15,392,656
Nexstar Finance, Inc.
7.00% due 01/15/2014 (a)		$930,000	897,450
Orascom Telecom Finance
7.875% due 02/08/2014 (a)		425,000	430,758
Ucar Finance, Inc.
10.25% due 02/15/2012		571,000	600,977

			21,878,206

The accompanying notes are an integral part of the financial statements. 322

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food & Beverages - 0.29%
Cosan SA Industria e Comercio
8.25% due 02/28/2049	$1,000,000	$995,000
Gas & Pipeline Utilities - 1.96%
Atlas Pipeline Partners LP
8.125% due 12/15/2015 (a)	200,000	206,500
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	1,000,000	1,060,000
KN Capital Trust I, Series B
8.56% due 04/15/2027	320,000	325,162
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016	2,150,000	2,230,625
Regency Energy Partners LP/Regency Energy
Finance Corp.
8.375% due 12/15/2013	1,390,000	1,421,275
Southern Union Company
7.20% due 11/01/2066 (a)(b)	705,000	706,997
Targa Resources, Inc.
8.50% due 11/01/2013	175,000	177,625
Williams Partners LP
7.25% due 02/01/2017	460,000	483,000

		6,611,184

Healthcare Products - 0.36%
Hanger Orthopedic Group, Inc.
10.25% due 06/01/2014	1,150,000	1,230,500
Healthcare Services - 0.33%
Healthsouth Corp.
10.75% due 06/15/2016	1,000,000	1,117,500
Hotels & Restaurants - 1.85%
CCM Merger, Inc.
8.00% due 08/01/2013	2,595,000	2,595,000
Dave & Buster's, Inc.
11.25% due 03/15/2014 (a)	1,380,000	1,445,550
Landry's Restaurants, Inc., Series B
7.50% due 12/15/2014	390,000	388,050
Turning Stone Resort Casino
9.125% due 09/15/2014	1,460,000	1,518,400
9.125% due 12/15/2010	300,000	308,250

		6,255,250

Industrial Machinery - 0.48%
Baldor Electric Company
8.625% due 02/15/2017	415,000	436,269
Manitowoc, Inc.
7.125% due 11/01/2013	1,170,000	1,193,400

		1,629,669

Insurance - 0.24%
Sul America Participacoes SA
8.625% due 02/15/2012	785,000	803,644
International Oil - 1.46%
Pemex Project Funding Master Trust
5.75% due 12/15/2015	130,000	129,350
7.375% due 12/15/2014	710,000	782,420
8.50% due 02/15/2008	3,095,000	3,172,375

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
International Oil (continued)
Pemex Project Funding Master Trust (continued)
9.125% due 10/13/2010 (a)	$750,000	$836,250

		4,920,395
Leisure Time - 5.18%
AMC Entertainment, Inc.
8.00% due 03/01/2014	1,000,000	1,025,000
Caesars Entertainment, Inc.
7.00% due 04/15/2013 (a)	110,000	116,600
Choctaw Resort Development Enterprise
7.25% due 11/15/2019	242,000	245,025
Chukchansi Economic Development Authority
8.00% due 11/15/2013	610,000	635,925
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014	1,000,000	897,500
French Lick Resorts & Casino LLC/French Lick
Resorts & Casino Corp.
10.75% due 04/15/2014	650,000	597,188
Great Canadian Gaming Corp.
6.86% due 02/07/2014	1,175,000	1,181,615
7.25% due 02/15/2015	115,000	116,725
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	2,425,000	2,546,250
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014	1,000,000	1,030,000
Marquee Holdings, Inc.
zero coupon, Step up to 12% on
08/15/2009 due 08/15/2014	895,000	787,600
MGM Mirage, Inc.
6.75% due 09/01/2012	475,000	473,813
7.625% due 01/15/2017	760,000	769,500
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	315,000	315,000
7.125% due 08/15/2014	2,735,000	2,782,862
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	1,500,000	1,571,250
Penn National Gaming, Inc.
6.75% due 03/01/2015	300,000	288,750
6.875% due 12/01/2011	100,000	100,000
Pokagon Gaming Authority
10.375% due 06/15/2014	500,000	547,500
Seneca Gaming Corp.
7.25% due 05/01/2012	610,000	614,575
Station Casinos, Inc.
6.50% due 02/01/2014	400,000	371,000
6.625% due 03/15/2018	325,000	294,531
6.875% due 03/01/2016	175,000	162,531

		17,470,740
Medical-Hospitals - 0.15%
HCA, Inc.
9.125% due 11/15/2014	460,000	489,900
Metal & Metal Products - 0.34%
Mueller Group, Inc.
10.00% due 05/01/2012	130,000	140,725

The accompanying notes are an integral part of the financial statements. 323

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)

(showing percentage of total net assets)

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Metal & Metal Products (continued)
Mueller Holdings, Inc.
zero coupon, Step up to 14.75% on
04/15/2009 due 04/15/2014	$39,000	$35,490
PNA Group, Inc.
10.75% due 09/01/2016	920,000	975,200

		1,151,415

Mining - 0.29%
Drummond Company, Inc.
7.375% due 02/15/2016	1,000,000	972,500
Paper - 0.42%
Buckeye Technologies, Inc.
9.25% due 09/15/2008	100,000	100,000
Pope & Talbot, Inc.
8.375% due 06/01/2013 (a)	500,000	441,250
8.375% due 06/01/2013	1,000,000	882,500

		1,423,750

Petroleum Services - 0.23%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	790,000	786,050
Publishing - 0.14%
Block Communications, Inc.
8.25% due 12/15/2015	200,000	202,000
CBD Media Holdings Finance
9.25% due 07/15/2012	250,000	261,250

		463,250

Railroads & Equipment - 0.13%
American Railcar Industries, Inc.
7.50% due 03/01/2014	440,000	449,900
Telecommunications Equipment &
Services - 0.29%
Axtel SAB de CV
7.625% due 02/01/2017 (a)	965,000	967,412
Telephone - 0.46%
Cincinnati Bell, Inc.
8.375% due 01/15/2014 (a)	1,500,000	1,539,375
Tobacco - 0.65%
Alliance One International, Inc.
11.00% due 05/15/2012 (a)	2,000,000	2,180,000
Transportation - 0.74%
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014 (a)	1,500,000	1,541,250
PHI, Inc.
7.125% due 04/15/2013	1,000,000	970,000

		2,511,250

TOTAL CORPORATE BONDS (Cost $114,247,716)		$117,123,084

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.82%
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	2,980,000	3,009,571

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Home Loan Mortgage Pass Through
Trust Series 2005-27, Class 2A1
5.50% due 12/25/2035		$7,399,274	$7,288,285
Crown Castle Towers LLC, Series 2006-1A, Class G
6.795% due 11/15/2036		800,000	802,985
Federal Home Loan Mortgage Corp., Series 3165,
Class ND
5.50% due 10/15/2034		3,890,000	3,872,223
Federal Home Loan Mortgage Corp., Series 3228,
Class PL
5.50% due 10/15/2034		4,850,000	4,804,060
Federal National Mortgage Association, Series
2006-117, Class PD
5.50% due 07/25/2035		5,055,000	5,010,899
Federal National Mortgage Association, Series
2006-65, Class TE
5.50% due 05/25/2035		2,065,000	2,064,620
Federal National Mortgage Association, Series
2006-84, Class MP
5.50% due 08/25/2035		5,700,000	5,669,054
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
5.9124% due 07/10/2038 (b)		3,310,000	3,477,698
Indymac Index Mortgage Loan Trust, Series
2006-AR19, Class 4A1
6.3981% due 08/25/2036 (b)		3,169,020	3,217,555
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036		525,000	528,803
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036		360,000	362,588
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.0394% due 09/25/2036 (b)		3,086,557	3,132,212

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $42,988,745)			$43,240,553

SUPRANATIONAL OBLIGATIONS - 0.79%
Supranational - 0.79%
European Investment Bank
6.75% due 11/17/2008	NZD	2,160,000	1,496,017
European Investment Bank, Series EMTN
6.08% due 04/21/2008		1,715,000	1,179,795

			2,675,812

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,570,848)			$2,675,812

COMMON STOCKS - 1.49%
Coal - 0.22%
Great Lakes Carbon Income Fund		72,855	734,060

Mining - 1.24%
Newmont Mining Corp. (a)		40,000	1,802,800
Silver Standard Resources, Inc., ADR *		70,250	2,375,152

			4,177,952

The accompanying notes are an integral part of the financial statements. 324

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services - 0.03%
Chunghwa Telecom Company, Ltd., ADR	5,768	$111,265

TOTAL COMMON STOCKS (Cost $4,189,174)		$5,023,277

SHORT TERM INVESTMENTS - 30.64%
Federal Home Loan Bank Discount Notes
zero coupon due 03/01/2007 ***	$19,600,000	$19,600,000
State Street Navigator Securities Lending
Prime Portfolio (c)	83,713,325	83,713,325

TOTAL SHORT TERM INVESTMENTS
(Cost $103,313,325)		$103,313,325

REPURCHASE AGREEMENTS - 0.06%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$184,024 on 03/01/2007,
collateralized by $175,000 Federal
Home Loan Bank, 5.75% due
06/12/2026 (valued at $190,094,
including interest) (c)***	$184,000	$184,000

TOTAL REPURCHASE AGREEMENTS
(Cost $184,000)		$184,000

Total Investments (Strategic Income Fund)
(Cost $425,858,958) - 127.29%		$429,222,550
Liabilities in Excess of Other Assets - (27.29)%		(92,025,281)

TOTAL NET ASSETS - 100.00%		$337,197,269

Total Bond Market Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 28.93%
U.S. Treasury Bonds - 5.66%
4.50% due 02/15/2036	$800,000	$775,875
5.25% due 02/15/2029	515,000	549,079
6.75% due 08/15/2026	400,000	499,125
7.875% due 02/15/2021	900,000	1,185,047

		3,009,126
U.S. Treasury Notes - 23.27%
3.125% due 04/15/2009	2,500,000	2,425,390
4.625% due 02/29/2012 to 02/15/2017	4,980,000	5,007,148
4.75% due 11/15/2008	2,650,000	2,652,380
5.50% due 02/15/2008	2,285,000	2,297,586

		12,382,504

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,351,663)		$15,391,630

U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.89%
Federal Home Loan Bank - 2.97%
3.875% due 01/15/2010 to 06/14/2013	900,000	867,460

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Bank (continued)
5.80% due 09/02/2008	$700,000	$710,028

		1,577,488
Federal Home Loan Mortgage Corp. - 3.92%
4.25% due 07/15/2009	800,000	789,459
5.75% due 04/15/2008	700,000	705,720
6.00% due 06/15/2011	400,000	418,123
6.25% due 07/15/2032	150,000	174,624

		2,087,926
Federal National Mortgage
Association - 37.00%
4.00% due 07/01/2018 to 06/01/2019	363,062	344,197
4.375% due 10/15/2015	300,000	290,759
4.50% due 04/01/2018 to 06/01/2019	1,232,965	1,197,606
5.00% due 05/01/2019 to 07/01/2035	5,739,144	5,605,935
5.50% due 09/01/2017 to 10/01/2035	6,320,659	6,289,585
6.00% due 08/01/2034 to 06/01/2036	2,816,730	2,844,229
6.125% due 03/15/2012	500,000	528,633
6.375% due 06/15/2009	1,000,000	1,032,829
6.50% due 07/01/2031 to 06/01/2036	1,015,865	1,038,242
7.125% due 06/15/2010	300,000	321,124
7.25% due 05/15/2030	150,000	193,322

		19,686,461

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $23,231,204)		$23,351,875

FOREIGN GOVERNMENT OBLIGATIONS - 0.98%
Canada - 0.66%
Government of Canada
5.25% due 11/05/2008	150,000	151,051
5.75% due 02/15/2009	200,000	203,466

		354,517
Mexico - 0.32%
Government of Mexico
9.875% due 02/01/2010	150,000	168,750

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $526,065)		$523,267

CORPORATE BONDS - 23.45%
Aerospace - 0.33%
Northrop Grumman Corp.
7.75% due 03/01/2016	150,000	175,885
Agriculture - 0.33%
Archer-Daniels-Midland Company
7.00% due 02/01/2031	150,000	174,621
Automobiles - 0.39%
DaimlerChrysler North America Holding
7.20% due 09/01/2009	200,000	208,664
Banking - 3.79%
BAC Capital Trust XI
6.625% due 05/23/2036	150,000	164,130

The accompanying notes are an integral part of the financial statements. 325

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Bank of America Corp.
5.42% due 03/15/2017	$200,000	$200,676
Bank One Corp.
7.875% due 08/01/2010	250,000	271,601
KFW International Finance, Inc.
3.25% due 03/30/2009	150,000	145,029
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	300,000	296,257
US Bank NA, Series BKNT
6.375% due 08/01/2011	200,000	209,940
Wachovia Corp.
5.625% due 12/15/2008	200,000	201,994
Wells Fargo Bank NA
6.45% due 02/01/2011	500,000	525,479

		2,015,106

Building Materials & Construction - 0.23%
CRH America, Inc.
6.00% due 09/30/2016	120,000	123,601
Cable and Television - 1.35%
Comcast Corp.
5.90% due 03/15/2016	200,000	205,887
Cox Communications, Inc.
4.625% due 01/15/2010	200,000	197,259
Time Warner, Inc.
6.50% due 11/15/2036	90,000	93,371
7.25% due 10/15/2017	200,000	224,040

		720,557

Computers & Business Equipment - 0.65%
Cisco Systems, Inc.
5.25% due 02/22/2011	150,000	151,278
International Business Machines Corp.
4.25% due 09/15/2009	200,000	196,659

		347,937

Domestic Oil - 0.40%
Devon Financing Corp., ULC
6.875% due 09/30/2011	200,000	213,293
Electrical Utilities - 1.26%
Constellation Energy Group, Inc.
7.60% due 04/01/2032	115,000	135,985
FirstEnergy Corp.
7.375% due 11/15/2031	250,000	291,403
Indiana Michigan Power Company
6.05% due 03/15/2037	90,000	91,364
Ontario Electricity Financial Corp.
6.10% due 01/30/2008	150,000	151,063

		669,815

Financial Services - 5.91%
American Express Company
4.875% due 07/15/2013	250,000	247,310
Bear Stearns Companies, Inc.
5.70% due 11/15/2014	250,000	255,865
Capital One Financial Corp., Series MTN
5.70% due 09/15/2011	250,000	254,158

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
CIT Group, Inc.
4.00% due 05/08/2008	$150,000	$148,051
Citigroup, Inc.
5.00% due 09/15/2014	500,000	490,862
Countrywide Home Loans, Inc., Series MTNH
6.25% due 04/15/2009	150,000	152,734
General Electric Capital Corp.
6.125% due 02/22/2011	150,000	155,760
Household Finance Corp.
6.375% due 11/27/2012	100,000	106,181
HSBC Finance Corp.
8.00% due 07/15/2010	150,000	163,594
International Lease Finance Corp., Series MTN
5.45% due 03/24/2011	200,000	202,618
Merrill Lynch & Company, Inc.
6.875% due 11/15/2018	200,000	223,916
Morgan Stanley
6.75% due 04/15/2011	250,000	265,308
National Rural Utilities Cooperative Finance Corp.
5.75% due 08/28/2009	250,000	254,272
Residential Capital Corp.
6.00% due 02/22/2011	125,000	124,347
SLM Corp., Series A
5.00% due 04/15/2015	100,000	97,299

		3,142,275

Food & Beverages - 0.87%
Kraft Foods, Inc.
5.25% due 10/01/2013	250,000	249,254
Unilever Capital Corp.
7.125% due 11/01/2010	200,000	213,649

		462,903

Gas & Pipeline Utilities - 0.38%
TransCanada PipeLines, Ltd.
5.85% due 03/15/2036	200,000	200,524
Holdings Companies/Conglomerates - 0.47%
General Electric Company
5.00% due 02/01/2013	250,000	249,150
Insurance - 1.17%
Allstate Corp.
7.20% due 12/01/2009	400,000	421,202
MetLife, Inc.
5.70% due 06/15/2035	200,000	199,002

		620,204

International Oil - 0.31%
Pemex Project Funding Master Trust
7.375% due 12/15/2014	150,000	165,300
Leisure Time - 0.48%
Walt Disney Company, Series MTN
5.625% due 09/15/2016	250,000	256,576
Manufacturing - 0.40%
Honeywell International, Inc.
7.50% due 03/01/2010	200,000	213,950

The accompanying notes are an integral part of the financial statements. 326

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Petroleum Services - 0.40%
Weatherford International, Ltd.
5.50% due 02/15/2016	$215,000	$212,011
Real Estate - 0.45%
Realty Income Corp.
5.95% due 09/15/2016	135,000	139,557
Vornado Realty LP
5.60% due 02/15/2011	100,000	100,389

		239,946

Retail - 0.98%
Federated Department Stores, Inc.
6.625% due 04/01/2011	100,000	104,271
Target Corp.
7.50% due 08/15/2010	100,000	107,784
Wal-Mart Stores, Inc.
7.55% due 02/15/2030	250,000	310,349

		522,404

Telecommunications Equipment &
Services - 0.97%
Deutsche Telekom International Finance BV
8.25% due 06/15/2030 (b)	250,000	315,915
SBC Communications, Inc.
5.625% due 06/15/2016	200,000	202,475

		518,390

Telephone - 1.93%
BellSouth Corp.
4.20% due 09/15/2009	200,000	195,945
British Telecommunications PLC
9.125% due 12/15/2030 (b)	250,000	351,459
Sprint Capital Corp.
6.875% due 11/15/2028	200,000	203,924
Verizon Communications, Inc.
7.375% due 09/01/2012	250,000	275,499

		1,026,827

TOTAL CORPORATE BONDS (Cost $12,390,133)		$12,479,939

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.37%
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	700,000	731,094

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $680,494)		$731,094

REPURCHASE AGREEMENTS - 0.44%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$235,030 on 03/01/2007,
collateralized by $235,000 Federal
National Mortgage Association,
5.4% due 04/13/2009 (valued at
$239,700, including interest) (c)	$235,000	$235,000

TOTAL REPURCHASE AGREEMENTS
(Cost $235,000)		$235,000

Total Investments (Total Bond Market Fund)
(Cost $52,414,559) - 99.06%			$52,712,805
Other Assets in Excess of Liabilities - 0.94%			498,103

TOTAL NET ASSETS - 100.00%			$53,210,908

Total Return Fund
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 1.19%
Treasury Inflation Protected
Securities (d) - 1.19%
2.00% due 01/15/2026 (a)***		$11,996,942	$11,564,392
2.375% due 04/15/2011 to
01/15/2025 (a)***		3,863,940	3,921,553
3.625% due 04/15/2028 (a)***		499,048	617,280

			16,103,225

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,906,984)			$16,103,225

U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.49%
Federal Home Loan Mortgage Corp. - 0.97%
6.00% TBA ** ***		13,000,000	13,117,806
Federal National Mortgage
Association - 33.85%
3.719% due 07/01/2034 (b)***		741,614	745,437
4.343% due 11/01/2034 to
03/01/2035 (b)***		2,441,021	2,447,953
4.458% due 05/01/2035 (b)***		1,805,567	1,800,615
4.460% due 01/01/2035 ***		675,217	664,555
4.836% due 06/01/2035 (b)***		2,065,983	2,054,414
5.00% TBA **		102,000,000	99,003,750
5.50% due 06/01/2035 (b)***		961,581	954,783
5.50% due 12/01/2034 to 05/01/2036 ***		188,777,978	187,511,068
5.50% TBA **		3,000,000	2,975,625
6.00% TBA **		158,000,000	159,333,204
6.841% due 11/01/2035 (b)***		943,675	977,334

			458,468,738
Government National Mortgage
Association - 0.67%
6.00% TBA **		9,000,000	9,135,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $479,358,596)			$480,721,544

FOREIGN GOVERNMENT OBLIGATIONS - 0.51%
Brazil - 0.04%
Federative Republic of Brazil
10.25% due 01/10/2028 ***	BRL	1,200,000	549,554
Japan - 0.47%
Government of Japan
1.10% due 12/10/2016 ***	JPY	758,480,000	6,357,664

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $6,765,330)			$6,907,218

CORPORATE BONDS - 28.81%
Automobiles - 0.74%
DaimlerChrysler N.A. Holding Corp.
5.60% due 03/07/2007 (b)***		$10,000,000	10,000,030

The accompanying notes are an integral part of the financial statements. 327

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking - 9.24%
ANZ National International Ltd.
5.40% due 08/07/2009 (b)***	$8,000,000	$7,993,856
Bank of America Corp.
5.375% due 06/19/2009 (b)***	11,100,000	11,107,426
Bank of America NA
6.00% due 10/15/2036 ***	900,000	937,024
Bank of America NA, Series BKNT
5.36% due 12/18/2008 (b)***	6,500,000	6,498,570
BNP Paribas
5.186% due 06/29/2049 (b)***	7,600,000	7,391,456
5.262% due 05/28/2008 (b)***	2,000,000	1,999,874
5.261% due 07/03/2008 ***	3,700,000	3,697,854
DnB NORBank ASA
5.4434% due 10/13/2009 (b)***	2,400,000	2,399,443
HSBC Bank USA, Series BKNT
5.435% due 09/21/2007 (b)***	5,000,000	5,003,580
5.4931% due 06/10/2009 (b)***	900,000	902,916
HSBC Finance Corp.
5.42% due 10/21/2009 (b)***	1,700,000	1,700,724
5.49% due 09/15/2008 (b)***	4,300,000	4,307,813
HSBC Finance Corp., Series MTN
5.5056% due 12/05/2008 (b)***	1,600,000	1,604,722
HSBC Holdings PLC
6.50% due 05/02/2036 ***	900,000	986,673
ICICI Bank, Ltd.
5.90% due 01/12/2010 (b)***	3,800,000	3,839,786
National Australia Bank Ltd.
5.3931% due 09/11/2009 (b)***	2,500,000	2,499,969
Nordea Bank Finland NY YCD
5.307% due 05/28/2008 ***	2,000,000	2,001,028
Royal Bank of Canada
5.265% due 06/30/2008 ***	5,400,000	5,397,245
Royal Bank of Scotland
5.26% due 07/03/2008 ***	5,200,000	5,196,984
Royal Bank of Scotland PLC
5.4238% due 07/21/2008 (b)***	1,900,000	1,901,220
Royal Bank of Scotland Group PLC
7.648% due 08/31/2049 (b)***	5,000,000	6,058,495
Santander US Debt SA Unipersonal
5.42563% due 11/20/2009 ***	4,700,000	4,701,015
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (b)***	5,200,000	5,155,472
Unicredito Italiano SPA NY
5.35% due 05/06/2008 ***	12,400,000	12,397,185
Unicredito Italiano/New York, NY, Series YCD
5.37% due 05/29/2008 (b)***	3,100,000	3,098,686
USB Capital IX
6.189% due 04/15/2042 (b)***	300,000	309,131
VTB Capital SA for Vneshtorgbank
5.975% due 08/01/2008 ***	2,300,000	2,302,300
Wachovia Bank NA, Series BKNT
5.42% due 05/25/2010 (b)***	11,000,000	11,004,081
Wachovia Corp.
5.5056% due 10/15/2011 (b)***	1,100,000	1,101,365

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Westpac Banking Corp./NY, Series DPNT
5.31% due 06/06/2008 ***	$1,600,000	$1,600,021

		125,095,914

Building Materials & Construction - 0.41%
C8 Capital SPV, Ltd.
6.64% due 12/31/2049 (b)***	5,500,000	5,527,885
Cable and Television - 0.21%
Cablevision
6.87% due 03/23/2013 (b)*** (f)	992,500	997,254
Comcast Corp.
5.875% due 02/15/2018 ***	700,000	713,156
6.45% due 03/15/2037 ***	700,000	732,443
Cox Communications, Inc.
5.875% due 12/01/2016 ***	400,000	409,942

		2,852,795

Crude Petroleum & Natural Gas - 0.30%
Anadarko Petroleum Corp.
5.76% due 09/15/2009 (b)***	4,000,000	4,007,864
Diversified Financial Services - 2.68%
General Electric Capital Corp., Series MTN
5.40% due 01/05/2009 (b)***	600,000	600,407
5.41% due 10/26/2009 (b)***	6,200,000	6,199,834
5.43% due 08/15/2011 (b)***	4,800,000	4,798,282
General Electric Capital Corp., Series MTNA
5.48% due 12/15/2009 (b)***	11,000,000	11,029,843
General Electric Capital Corp., Series MTN
5.43% due 01/20/2010 (b)***	2,700,000	2,703,739
Wells Fargo & Company
5.46% due 09/15/2009 (b)***	10,900,000	10,926,432

		36,258,537

Financial Services - 12.25%
Abbey National Treasury Services PLC/Stamford
CT, Series YCD
5.275% due 07/02/2008 ***	5,900,000	5,899,699
American Express Bank FSB/Salt Lake City UT,
Series BKNT
5.41% due 10/20/2009 (b)***	2,600,000	2,600,268
American Express Centurion Bank, Series BKNT
5.35% due 05/07/2008 (b)***	2,800,000	2,798,062
American Express Credit Corp, Series MTN
5.38% due 11/09/2009 (b)***	2,000,000	2,000,104
American Express Credit Corp.
5.34% due 12/12/2007 (b)***	2,100,000	2,100,764
American Express Credit Corp., Series MTN
5.41% due 03/02/2009 (b)***	2,300,000	2,301,288
American Honda Finance Corp., Series MTN
5.4131% due 03/09/2009 (b)***	3,900,000	3,905,000
Bear Stearns Companies, Inc.
5.51% due 04/29/2008 (b)***	5,300,000	5,312,815
Bear Stearns Companies, Inc., Series MTN
5.45% due 08/21/2009 (b)***	1,800,000	1,802,113
Bear Stearns Companies, Inc., Series MTNB
5.4538% due 03/30/2009 (b)***	2,500,000	2,503,035
The accompanying notes are an integral part of the financial statements. 328

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)***	$1,700,000	$1,700,748
Calabash Re, Ltd.
13.765% due 01/08/2010 (b)***	3,000,000	3,079,800
Caylon NY
5.34% due 01/16/2009 ***	3,900,000	3,899,555
CIT Group Holdings, Inc.
5.51% due 01/30/2009 (b)***	1,300,000	1,302,544
CIT Group, Inc.
5.435% due 12/19/2007 (b)***	5,000,000	5,005,155
5.64% due 07/28/2011 (a)(b)***	2,700,000	2,707,020
CIT Group, Inc., Series MTN
5.48% due 08/17/2009 (b)***	2,300,000	2,303,287
Citigroup Funding, Inc., Series MTN
5.3425% due 12/08/2008 (b)***	400,000	399,970
Citigroup Global Markets Holdings, Inc., Series
MTNA
5.4606% due 03/17/2009 (b)***	2,400,000	2,402,208
Citigroup, Inc.
5.3925% due 12/28/2009 (b)***	1,400,000	1,399,983
5.40% due 01/30/2009 (b)***	1,500,000	1,500,654
5.4056% due 12/26/2008 (b)***	5,100,000	5,103,606
5.41% due 05/02/2008 (b)***	5,000,000	5,006,275
6.125% due 08/25/2036 ***	3,500,000	3,700,718
GMAC LLC
6.00% due 12/15/2011 (a)***	400,000	391,356
Goldman Sachs Group, Inc.
5.4056% due 12/23/2008 (b)***	400,000	400,076
5.4556% due 06/23/2009 (b)***	1,700,000	1,701,360
5.625% due 01/15/2017 ***	2,000,000	2,002,170
Goldman Sachs Group, Inc., Series MTN
5.45% due 11/10/2008 (b)***	5,700,000	5,709,542
5.455% due 11/16/2009 (b)***	1,100,000	1,100,606
Goldman Sachs Group, Inc., Series MTNB
5.455% due 12/22/2008 (b)***	5,900,000	5,907,812
5.69% due 07/23/2009 (b)	1,100,000	1,106,870
HBOS Treasury Services PLC, Series MTN
5.4003% due 07/17/2009 (b)***	3,900,000	3,899,880
International Lease Finance Corp., Series MTN
5.58% due 05/24/2010 (b)***	18,700,000	18,772,799
John Deere Capital Corp., Series MTN
5.41% due 07/15/2008 (b)***	2,400,000	2,401,620
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036 ***	400,000	416,578
Lehman Brothers Holdings, Inc.
5.46% due 08/21/2009 (a)(b)***	3,100,000	3,101,783
Lehman Brothers Holdings, Inc., Series MTN
5.40% due 11/24/2008 (b)***	1,200,000	1,200,409
5.45% due 04/03/2009 (b)***	1,300,000	1,301,560
5.5756% due 12/23/2010 (a)(b)***	10,000,000	10,032,420
Lehman Brothers Holdings, Inc., Series MTN
5.415% due 12/23/2008 (b)***	400,000	400,076
Merrill Lynch & Company, Inc., Series MTN
5.56% due 07/25/2011 (b)***	3,200,000	3,209,594
Merrill Lynch & Company, Inc., Series MTNB
5.45% due 01/30/2009 (b)***	3,200,000	3,203,830

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Merrill Lynch & Company, Inc., Series MTNC
5.43% due 06/16/2008 (b)***	$3,000,000	$3,004,671
Merrill Lynch & Company, Inc., Series MTN
5.45% due 08/14/2009 (b)***	2,300,000	2,301,421
Morgan Stanley
5.39% due 11/21/2008 (b)***	1,900,000	1,900,270
Morgan Stanley, Series GMTN
5.47% due 02/09/2009 (b)***	7,200,000	7,212,456
Morgan Stanley, Series MTN
5.45025% due 01/15/2010 (b)***	2,400,000	2,400,475
SLM Corp., Series MTNA
5.50% due 07/27/2009 (b)	10,500,000	10,510,826
SMFG Preferred Capital
6.078% due 01/29/2049 (b)***	1,600,000	1,618,592

		165,943,723

Food & Beverages - 0.15%
General Mills, Inc.
5.49% due 01/22/2010 (b)***	2,100,000	2,101,178
Insurance - 0.07%
MetLife, Inc.
6.40% due 12/15/2036 (b)***	900,000	916,685
International Oil - 0.26%
Gaz Capital for Gazprom
6.212% due 11/22/2016 ***	500,000	500,625
Pemex Project Funding Master Trust
5.75% due 12/15/2015 ***	800,000	796,000
Transocean, Inc.
5.5906% due 09/05/2008 ***	2,300,000	2,302,201

		3,598,826

Manufacturing - 0.24%
Siemens Financieringsmaatschappij NV
5.41% due 08/14/2009 (b)***	3,200,000	3,200,403
Software - 0.18%
Oracle Corp.
5.59% due 01/13/2009 (b)***	2,500,000	2,502,073
Telecommunications Equipment &
Services - 0.45%
Embarq Corp.
6.738% due 06/01/2013 ***	2,600,000	2,699,141
7.082% due 06/01/2016 ***	3,300,000	3,412,401

		6,111,542

Telephone - 1.13%
AT&T, Inc.
4.214% due 06/05/2007 ***	3,200,000	3,199,520
5.45% due 05/15/2008 (b)***	1,700,000	1,701,198
5.46% due 02/05/2010 (b)***	1,400,000	1,400,580
5.57% due 11/14/2008 (b)***	1,600,000	1,604,795
BellSouth Corp.
5.46% due 08/15/2008 (b)***	3,800,000	3,803,086
Sprint Nextel Corp.
6.00% due 12/01/2016 ***	400,000	398,442

The accompanying notes are an integral part of the financial statements. 329

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Telecom Italia Capital SA
5.97% due 07/18/2011 (b)***	$3,200,000	$3,215,958

		15,323,579

Tobacco - 0.33%
Philip Morris Companies, Inc.
7.75% due 01/15/2027 (a)***	3,600,000	4,432,676
Transportation - 0.17%
FedEx Corp.
5.44% due 08/08/2007 (b)***	2,300,000	2,302,259

TOTAL CORPORATE BONDS (Cost $388,619,382)		$390,175,969

MUNICIPAL BONDS - 0.69%
Iowa - 0.09%
Tobacco Settlement Authority of Iowa, Series A
6.50% due 06/01/2023 ***	1,185,000	1,171,669
Nevada - 0.01%
Truckee Meadows Water Authority
5.00% due 07/01/2036 *** (g)	100,000	106,504
Pennsylvania - 0.34%
Pennsylvania Higher Educational Facilties Authority
4.75% due 07/15/2035 *** (g)	4,500,000	4,640,715
Virginia - 0.03%
Tobacco Settlement Financing Corp.
5.625% due 06/01/2037 ***	400,000	427,168
Wisconsin - 0.22%
Badger Tobacco Asset Securitization Corp.
6.125% due 06/01/2027 ***	2,770,000	2,963,650

TOTAL MUNICIPAL BONDS (Cost $9,159,953)		$9,309,706

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.33%
American Home Mortgage Investment Trust, Series
2004-4, Class 4A
4.39% due 02/25/2045 ***	365,620	360,349
Arkle Master Issuer PLC, Series 2006-1A, Class 1A
5.33% due 11/19/2007 ***	6,100,000	6,103,821
Bear Stearns Mortgage Funding Trust, Series
2007-AR1, Class 2A1
5.39% due 02/25/2037 (b)***	4,700,000	4,698,696
Citigroup Commercial Mortgage Trust,
Series 2006-FL2, Class A1
5.39% due 11/15/2036 (b)***	2,791,323	2,791,345
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class 1A1
4.90% due 12/25/2035 (b)***	1,696,219	1,723,619
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A2A
4.70% due 12/25/2035 ***	613,355	606,182
Commercial Mortgage Pass Through Certificates,
Series 1999-1, Class A2
6.455% due 05/15/2032 ***	2,612,381	2,644,350

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Alternative Loan Trust,
Series 2005-81, Class A1
5.60% due 02/25/2037 (b)***	$8,326,911	$8,326,285
Countrywide Alternative Loan Trust,
Series 2006-OA19, Class A1
5.53% due 02/20/2047 (b)***	2,441,924	2,435,776
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 02/20/2036 (b)***	748,456	743,148
Credit-Based Asset Servicing and Securitization
LLC, Series 2007-SP1, Class A1
5.41% due 12/25/2037 (b)***	12,319,554	12,317,632
CS First Boston Mortgage Securities Corp.,
Series 2005-C6, Class A1
4.938% due 12/15/2040 ***	1,434,432	1,427,658
Deutsche ALT-A Securities Inc Alternate Loan
Trust, Series 2007-AR1, Class A3B
5.39% due 01/25/2047 (b)***	3,742,139	3,741,669
Federal Home Loan Mortgage Corp., Series 2637,
Class F
5.72% due 06/15/2018 (b)***	439,001	439,435
Federal Home Loan Mortgage Corp., Series 3036,
Class NA
5.00% due 07/15/2024 ***	4,233,419	4,225,284
Federal Home Loan Mortgage Corp., Series 3149,
Class LF
5.62% due 05/15/2036 (b)***	1,900,000	1,906,532
Federal Home Loan Mortgage Corp.,
Series 2844, Class PR
5.00% due 09/15/2017 ***	1,411,965	1,408,078
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
6.083% due 02/25/2045 (b)***	388,396	391,644
Federal National Mortgage Association
4.6745% due 05/25/2035 (b)***	500,000	495,353
5.42% due 01/25/2021 (b)***	28,113,118	28,051,004
5.67% due 09/25/2042 (b)***	2,546,333	2,559,352
Federal National Mortgage Association, Series
2005-33, Class QA
5.00% due 06/25/2027 ***	2,926,005	2,916,874
GE Capital Commercial Mortgage Corp.,
Series 2002-3A, Class A1
4.229% due 12/10/2037 (b)***	7,069,696	6,944,735
Government National Mortgage Association, Series
2003-4, Class LA
4.00% due 07/16/2027 ***	271,070	269,385
Greenpoint Mortgage Funding Trust, Series
2006-AR8, Class 1A1A
5.43% due 01/25/2047 (b)***	2,791,368	2,791,368
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
5.40% due 10/25/2046 (b)***	3,021,451	3,022,138
Indymac Index Mortgage Loan Trust, Series
2006-AR14, Class 1A1A
5.44% due 11/25/2046 (b)***	2,164,301	2,164,301

The accompanying notes are an integral part of the financial statements. 330

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
LB-UBS Commercial Mortgage Trust, Series
2002-C2, Class A2
4.904% due 06/15/2026 ***	$3,510,935	$3,498,956
LB-UBS Commercial Mortgage Trust, Series
2005-C7, Class A1
4.99% due 11/15/2030 ***	1,756,143	1,751,625
Lehman Brothers Floating Rate
Commercial Mortgage Trust,
Series 2006-LLFA , Class A1
5.40% due 09/15/2021 (b)***	1,730,167	1,728,883
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
5.76% due 12/15/2030 (b)***	6,570,906	6,596,217
Morgan Stanley Capital I, Series 2007-XLFA, Class
A1
5.38% due 10/15/2020 (b)***	2,000,000	2,000,000
Structured Asset Mortgage Investments Inc, Series
2007-AR2, Class 2A1
5.45% due 03/25/2037 (b)***	13,200,000	13,200,000
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR8, Class A1A
5.60% due 02/25/2036 (b)***	833,395	834,249
Structured Asset Securities Corp., Series
2005-AR1, Class A3
5.42% due 09/25/2035 (b)***	2,410,445	2,410,639
Thornburg Mortgage Securities Trust, Series
2006-6, Class A1
5.43% due 12/25/2036 (b)***	2,470,557	2,468,156
Thornburg Mortgage Securities Trust,
Series 2006-5, Class A1
5.44% due 08/25/2036 (b)***	5,447,918	5,437,179
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1
5.41% due 09/15/2021 (b)***	11,507,406	11,507,356
Washington Mutual, Inc., Series 2001-7, Class A
6.079% due 05/25/2041 (b)***	576,053	581,206
Washington Mutual, Inc., Series 2005-AR19, Class
A1A1
5.59% due 12/25/2045 (b)***	5,700,953	5,717,816
Washington Mutual, Inc.,
Series 2002-AR17, Class 1A
6.027% due 11/25/2042 (b)***	666,447	666,799
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)***	3,033,894	3,011,236

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $166,861,798)		$166,916,330

ASSET BACKED SECURITIES - 13.05%
ACE Securities Corp., Series 2006-ASP5, Class
A2A
5.40% due 10/25/2036 (b)***	1,932,125	1,932,257
Argent Securities, Inc., Series 2006-M2, Class A2A
5.37% due 09/25/2036 (b)***	1,146,009	1,146,076
Bear Stearns Asset Backed Securities Inc, Series
2007-HE1, Class 21A1
5.38% due 01/25/2037 (b)***	5,769,029	5,768,129

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Capital One Auto Finance Trust, Series 2006-C,
Class A1
5.34% due 12/14/2007 ***	$1,269,412	$1,269,487
Carrington Mortgage Loan Trust, Series 2005-NC5,
Class A2
5.64% due 10/25/2035 (b)***	4,700,000	4,714,076
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH4, Class A1
5.37% due 11/25/2036 (b)***	1,291,098	1,291,096
Countrywide Asset-Backed Certificates, Series
2006-16, Class 2A1
5.375% due 10/25/2036 ***	1,193,636	1,193,713
Countrywide Asset-Backed Certificates, Series
2006-17, Class 2A1
5.37% due 03/25/2047 (b)***	2,383,503	2,395,675
Countrywide Asset-Backed Certificates, Series
2006-18, Class 2A1
5.37% due 03/25/2037 (b)***	5,938,355	5,938,756
Countrywide Asset-Backed Certificates, Series
2006-19, Class 2A1
5.38% due 03/25/2037 (b)***	3,433,008	3,433,004
Countrywide Asset-Backed Certificates, Series
2007-1, Class 2A1
5.37% due 07/25/2037 (b)***	13,136,303	13,150,705
Countrywide Asset-Backed Certificates, Series
2006-15, Class A1
5.46% due 10/25/2036 ***	2,838,975	2,838,773
Daimler Chrysler Auto Trust, Series 2006-C, Class
A2
5.33% due 05/08/2009 ***	3,200,000	3,201,327
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF9, Class 2A1
5.38% due 06/25/2036 (b)***	9,433,484	9,434,025
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2007-FF1, Class A2A
5.36% due 01/25/2038 (b)***	5,531,536	5,531,526
First Franklin Mortgage Loan
Asset Backed Certificates,
Series 2006-FF15, Class A3
5.37% due 11/25/2036 (b)***	3,582,369	3,584,252
Fremont Home Loan Trust, Series 2006-3, Class
2A1
5.39% due 02/25/2037 (b)***	1,597,840	1,597,838
GE-WMC Mortgage Securities LLC,
Series 2005-2, Class A2A
5.42% due 12/25/2035 (b)***	10,563,508	10,564,621
GSAMP Trust, Series 2006-FM2, Class A2A
5.39% due 09/25/2036 (b)***	2,256,965	2,257,221
GSAMP Trust, Series 2007-FM1, Class A2A
5.39% due 12/25/2036 (b)***	2,923,671	2,923,395
GSR Mortgage Loan Trust,
Series 2005-HEL1, Class A2A
5.42% due 11/25/2030 (b)***	637,610	637,649
Home Equity Mortgage Trust, Series 2005-HF1,
Class A2A
5.43% due 02/25/2036 (b)***	400,713	400,742

The accompanying notes are an integral part of the financial statements. 331

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
HSBC Asset Loan Obligation, Series 2007-WF1,
Class A1
5.38% due 12/25/2036 (b)***	$12,214,996	$12,213,090
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
5.40% due 12/25/2036 (b)***	1,524,541	1,524,539
Indymac Residential Asset Backed Trust,
Series 2005-D, Class AII1
5.42% due 03/25/2036 (b)***	618,371	618,429
JP Morgan Mortgage Acquisition Corp., Series
2006-HE3, Class A2
5.37% due 11/25/2036 (b)***	861,320	861,318
JP Morgan Mortgage Acquisition Corp.,
Series 2006-WMC3, Class A2
5.37% due 08/25/2036 (b)***	1,193,888	1,193,886
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
5.60% due 10/25/2034 (b)***	468,442	468,595
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM5, Class A2A
5.44% due 10/25/2037 (b)***	5,234,894	5,235,257
Morgan Stanley ABS Capital I, Series 2006-NC5,
Class A2A
5.36% due 10/25/2036 ***	1,318,708	1,318,613
Morgan Stanley ABS Capital I, Series 2007-HE1,
Class A2A
5.370% due 11/25/2036 (b)***	5,341,761	5,342,154
Newcastle Mortgage Securities Trust,
Series 2006-1, Class A1
5.39% due 03/25/2036 (b)***	2,554,306	2,554,654
Option One Mortgage Loan Trust, Series 2005-4,
Class A2
5.42% due 11/25/2035 (b)***	1,092,702	1,092,837
Option One Mortgage Loan Trust, Series 2007-1,
Class 2A1
5.37% due 01/25/2037 (b)***	4,182,038	4,181,386
Park Place Securities, Inc., Series 2004-MCW1,
Class A1
5.632% due 10/25/2034 (b)	7,104,958	7,108,114
Residential Asset Mortgage Products, Inc., Series
2006-RZ4, Class A1A
5.40% due 10/25/2036 (b)***	3,383,962	3,383,958
Residential Asset Securities Corp., Series
2006-EMX9, Class 1A1
5.39% due 11/25/2036 (b)***	5,499,159	5,499,152
Residential Asset Securities Corp., Series
2006-KS8, Class A1
5.38% due 10/25/2036 (b)***	6,996,943	6,997,398
Residential Asset Securities Corp.,
Series 2006-KS6, Class A1
5.36% due 08/25/2036 (b)***	1,511,217	1,511,299
Residential Asset Securities Corp.,
Series 2006-KS9, Class AI1
5.42% due 11/25/2036 (b)***	3,061,645	3,062,077
Saxon Asset Securities Trust, Series 2006-3, Class
A1
5.38% due 11/25/2036 (b)***	1,563,431	1,563,544

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
SBI Heloc Trust, Series 2006-1A, Class 1A2A
5.49% due 08/25/2036 (b)***	$1,805,679	$1,805,672
Securitized Asset Backed Receivables LLC Trust,
Series 2007-HE1, Class A2A
5.38% due 12/25/2036 (b)***	3,910,459	3,909,239
SLM Student Loan Trust, Series 2005-1, Class A1
5.37% due 01/26/2015 (b)***	600,262	600,382
Soundview Home Equity Loan Trust,
Series 2006-EQ1, Class A1
5.37% due 10/25/2036 (b)***	2,370,696	2,370,844
Specialty Underwriting & Residential Finance,
Series 2007-BC1, Class A2A
5.38% due 01/25/2038 (b)***	4,615,041	4,614,619
Structured Asset Securities Corp., Series
2005-WF3, Class A1
5.45% due 07/25/2035 (b)***	798,866	799,010
Structured Asset Securities Corp., Series
2006-BC3, Class A2
5.37% due 10/25/2036 (b)***	3,216,948	3,218,527
Structured Asset Securities Corp.,
Series 2005-S7, Class A1
5.45% due 12/25/2035 (b)***	1,400,018	1,400,158
Structured Asset Securities Corp.,
Series 2006-11, Class A1
5.345% due 10/25/2035 (b)***	3,199,742	3,187,615
Wachovia Auto Owner Trust,
Series 2005-B, Class A2
4.82% due 02/20/2009 ***	1,013,563	1,012,743
Wells Fargo Home Equity Trust, Series 2005-4,
Class AI1
5.44% due 12/25/2035 (b)***	2,914,512	2,914,834

TOTAL ASSET BACKED SECURITIES
(Cost $176,734,609)		$176,768,286

OPTIONS - 0.37%
Call Options - 0.37%
Over The Counter European Style Call
Expiration 08/08/2007 at $.96 *	60,000,000	66,003
Expiration 02/01/2008 at $1.75 *	82,500,000	580,871
Expiration 08/08/2007 at $1.81 *	15,000,000	54,433
Expiration 07/02/2007 at $3.96 *	33,000,000	34,563
Expiration 07/02/2007 at $3.96 *	10,000,000	10,474
Expiration 07/02/2007 at $3.96 *	21,000,000	21,995
Expiration 07/02/2007 at $4.10 *	22,000,000	41,799
Expiration 07/02/2007 at $4.75 *	64,000,000	21,631
Expiration 08/08/2007 at $4.80 *	30,000,000	83,334
Expiration 07/02/2007 at $4.85 *	60,000,000	32,240
Expiration 10/25/2007 at $4.90 *	42,000,000	205,579
Expiration 07/02/2007 at $4.90 *	74,000,000	211,681
Expiration 08/08/2007 at $5.00 *	99,000,000	147,012
Expiration 06/15/2007 at $5.0575 *	8,000,000	861
Expiration 06/15/2007 at $5.08 *	4,800,000	625
Expiration 06/15/2007 at $5.08 *	3,100,000	404
Expiration 05/23/2007 at $5.20 *	52,000,000	271,752
Expiration 05/09/2007 at $5.20 *	61,300,000	305,254
Expiration 06/07/2007 at $5.25 *	53,000,000	335,886

The accompanying notes are an integral part of the financial statements. 332

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

OPTIONS (continued)
Call Options (continued)
Over The Counter European Style Call (continued)
Expiration 06/07/2007 at $5.25 *		10,000,000	$63,375
Expiration 07/02/2007 at $5.25 *		142,000,000	978,651
Expiration 07/02/2007 at $5.37 *		110,700,000	958,639
Expiration 06/30/2007 at $5.50 *		52,000,000	557,955

			4,985,017
Put Options - 0.00%
Chicago Mercantile Exchange American Purchase
Put on Eurodollar
Expiration 12/17/2007 at $91.75 *		12,500	31
Expiration 03/19/2007 at $92.00 *		680,000	1,700
Expiration 12/17/2007 at $92.00 *		1,185,000	2,963
Expiration 12/17/2007 at $92.25 *		1,262,500	3,156
Chicago Mercantile Exchange American
Purchase Put on Eurodollar
Expiration 09/17/2007 at $90.75 *		1,030,000	2,575
Expiration 06/18/2007 at $91.00 *		1,915,000	4,788
Expiration 06/18/2007 at $91.25 *		3,637,500	9,094
Expiration 09/17/2007 at $91.25 *		1,642,500	4,106
Expiration 12/17/2007 at $91.25 *		2,275,000	5,687
Expiration 03/17/2008 at $91.75 *		6,250,000	15,625

			49,725

TOTAL OPTIONS (Cost $4,411,180)			$5,034,742

SHORT TERM INVESTMENTS - 27.67%
Abbey National LLC
5.23% due 05/21/2007 ***		$28,700,000	$28,362,273
Bank of America Corp.
5.25% due 03/15/2007		19,260,596	19,260,596
Bank of Ireland YCD
5.40% due 01/15/2010 ***		13,200,000	13,206,455
Barclays U.S. Funding LLC
5.25% due 04/10/2007 ***		28,900,000	28,731,417
Cox Communications, Inc.
5.57% due 07/16/2007 ***		2,000,000	2,000,000
DaimlerChrysler North America Holding Corp.
5.345% due 06/22/2007 ***		2,600,000	2,556,379
Fortis Bank
5.265% due 04/28/2008 to 06/30/2008 ***		7,600,000	7,595,233
Government of France
zero coupon due 05/31/2007	EUR	10,320,000	13,526,686
Nordea Bank Finland PLC, New York NY, Series
YCD
5.2625% due 03/31/2008 (b)***		$1,900,000	1,899,506
Rabobank USA Finance Corp.
5.32% due 03/01/2007 ***		29,700,000	29,700,000
Santander US Debt SA Unipersonal
5.40% due 09/21/2007 (b)***		1,600,000	1,601,061
Skandinaviska Enskilda Banken AB
5.22% due 03/06/2007 ***		15,500,000	15,488,762
5.272% due 07/06/2007 to 10/03/2007 ***		10,700,000	10,698,690
Societe Generale North America, Inc.
5.20% due 04/02/2007 to 06/11/2007 ***		36,938,000	36,727,831
Societe Generale NY
5.268% due 06/30/2008 ***		10,600,000	10,595,351

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
State Street Navigator Securities
Lending Prime Portfolio (c)	$21,282,615	$21,282,615
Swebbank Mortgage AB
5.225% due 03/07/2007 ***	2,900,000	2,897,474
Swedbank, Inc.
5.235% due 04/18/2007 ***	36,100,000	35,848,022
Total SA
5.31% due 03/01/2007 ***	20,500,000	20,496,976
5.32% due 03/01/2007 ***	17,500,000	17,497,414
U.S. Treasury Bills
zero coupon due 05/31/2007 ***	3,190,000	3,149,359
zero coupon due 03/01/2007 *** ****	3,315,000	3,315,000
zero coupon due 03/01/2007 to
03/15/2007 ****	4,325,000	4,317,148
UBS Finance (Delaware) LLC
5.16% due 06/12/2007 ***	12,900,000	12,709,553
5.225% due 03/08/2007 to 05/15/2007 ***	27,000,000	26,830,449
5.235% due 05/24/2007 ***	1,800,000	1,778,013
Viacom, Inc.
5.594% due 05/29/2007 ***	1,700,000	1,700,000
5.60% due 03/22/2007 ***	1,000,000	1,000,000

TOTAL SHORT TERM INVESTMENTS
(Cost $374,536,160)		$374,772,263

REPURCHASE AGREEMENTS - 4.70%
Credit Suisse First Boston Corp.
dated 02/28/2007 at 5.18% to be
repurchased at $56,008,058 on
3/01/2007, collateralized by
$6,350,000 U.S. Treasury Note,
4.50% due 09/30/2011 (valued at
$6,487,184, including interest) and
$50,000,000 U.S. Treasury Note,
4.50% due 09/30/2011 (valued at
$51,080,185, including interest)	$56,000,000	$56,000,000
Repurchase Agreement with State Street
Corp. dated 02/28/2007 at 4.60% to be
repurchased at $7,692,983 on 3/01/2007,
collateralized by $8,195,000 Federal Home
Loan Bank, 3.875% due 06/14/2013
(valued at $7,845,893, including interest) (c)	7,692,000	7,692,000

TOTAL REPURCHASE AGREEMENTS
(Cost $63,692,000)		$63,692,000

Total Investments (Total Return Fund)
(Cost $1,686,045,992) - 124.81%		$1,690,401,283
Liabilities in Excess of Other Assets - (24.81)%		(335,996,785)

TOTAL NET ASSETS - 100.00%		$1,354,404,498

The accompanying notes are an integral part of the financial statements. 333

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Global Leaders Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.21%
Biotechnology - 7.35%
Amgen, Inc. *	258,240	$16,594,502
Genzyme Corp. *	406,907	25,146,853

		41,741,355
Business Services - 5.43%
Automatic Data Processing, Inc.	619,848	30,862,232
Computers & Business Equipment - 0.93%
Dell, Inc. * (a)	232,270	5,307,369
Cosmetics & Toiletries - 7.84%
Colgate-Palmolive Company	332,167	22,374,769
Procter & Gamble Company	349,360	22,180,867

		44,555,636
Financial Services - 3.82%
State Street Corp. (c)	331,164	21,694,554
Food & Beverages - 11.66%
PepsiCo, Inc.	438,400	27,684,960
Sysco Corp.	644,743	21,250,729
The Coca-Cola Company	370,625	17,300,775

		66,236,464
Healthcare Products - 8.79%
Johnson & Johnson	244,344	15,405,889
Medtronic, Inc.	318,582	16,043,790
Stryker Corp. (a)	298,000	18,481,960

		49,931,639
Holdings Companies/Conglomerates - 4.78%
General Electric Company	777,799	27,160,741
Hotels & Restaurants - 2.95%
Starbucks Corp. *	543,112	16,782,161
Insurance - 2.88%
American International Group, Inc.	244,114	16,380,049
Internet Retail - 3.53%
eBay, Inc. *	625,697	20,059,846
Leisure Time - 3.03%
Electronic Arts, Inc. *	341,196	17,203,102
Pharmaceuticals - 4.23%
Teva Pharmaceutical Industries, Ltd., SADR	676,073	24,041,156
Retail Grocery - 2.75%
Whole Foods Market, Inc. (a)	327,000	15,620,790
Retail Trade - 11.73%
Costco Wholesale Corp.	203,719	11,385,855
Lowe's Companies, Inc.	667,000	21,717,520
Staples, Inc.	1,287,921	33,511,705

		66,615,080
Software - 7.14%
Microsoft Corp.	942,806	26,558,845
SAP AG, SADR (a)	305,000	14,020,850

		40,579,695

U.S. Global Leaders Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services - 3.86%
QUALCOMM, Inc.	544,100	$21,916,348
Trucking & Freight - 4.51%
FedEx Corp.	97,000	11,075,460
United Parcel Service, Inc., Class B	207,280	14,548,983

		25,624,443

TOTAL COMMON STOCKS (Cost $537,289,646)		$552,312,660

SHORT TERM INVESTMENTS - 1.95%
State Street Navigator Securities
Lending Prime Portfolio (c)	$11,071,053	$11,071,053

TOTAL SHORT TERM INVESTMENTS
(Cost $11,071,053)		$11,071,053

REPURCHASE AGREEMENTS - 1.65%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$9,398,201 on 03/01/2007,
collateralized by $9,240,000
Federal Home Loan Mortgage
Corp., 5.50% due 10/04/2016
(valued at $9,586,500, including
interest) (c)	$9,397,000	$9,397,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,397,000)		$9,397,000

Total Investments (U.S. Global Leaders Growth Fund)
(Cost $557,757,699) - 100.81%		$572,780,713
Liabilities in Excess of Other Assets - (0.81)%		(4,598,340)

TOTAL NET ASSETS - 100.00%		$568,182,373

U.S. Government Securities Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 11.71%
Treasury Inflation Protected
Securities (d) - 5.27%
2.00% due 01/15/2026 (a)	$4,697,108	$4,527,753
2.375% due 04/15/2011 to 01/15/2027 (a)	5,166,194	5,240,306
2.50% due 07/15/2016 (a)	2,018,384	2,075,151

		11,843,210
U.S. Treasury Bonds - 0.07%
6.625% due 02/15/2027	128,000	158,230
U.S. Treasury Notes - 6.37%
3.375% due 11/15/2008 to 10/15/2009 (a)	2,674,000	2,596,051
3.50% due 05/31/2007 ***	10,171,000	10,130,082
4.00% due 04/15/2010 (a)	78,000	76,809
4.25% due 08/15/2015 (a)	65,000	63,634
4.625% due 11/15/2016 (a)	740,000	743,266

The accompanying notes are an integral part of the financial statements. 334

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Notes (continued)
5.00% due 07/31/2008 (a)	$700,000	$702,379

		14,312,221

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $26,155,688)		$26,313,661

U.S. GOVERNMENT AGENCY OBLIGATIONS - 80.02%
Federal Home Loan Mortgage Corp. - 3.57%
5.00% due 08/01/2033	1,597,811	1,554,612
5.00% TBA **	3,000,000	2,910,936
5.899% due 01/01/2037	2,300,000	2,324,189
6.00% due 10/01/2010 to 12/01/2028	464,945	472,785
6.50% due 12/01/2010 ***	25,056	25,198
7.00% due 02/01/2011 to 06/01/2032	681,404	702,386
9.00% due 10/01/2017	9,608	9,813
9.50% due 08/01/2020	24,054	26,185
11.75% due 12/01/2013	1,253	1,385
12.00% due 07/01/2020	8,055	8,749

		8,036,238
Federal National Mortgage
Association - 64.41%
3.11368% due 02/17/2009 (b)***	1,544,000	1,511,005
4.875% due 01/11/2008	2,280,000	2,275,337
5.00% TBA **	59,850,000	58,222,590
5.50% due 04/01/2018	580,766	583,404
5.50% due 05/01/2018 ***	1,453,936	1,460,543
5.50% TBA **	49,000,000	48,749,351
6.00% TBA **	26,310,000	26,543,415
6.50% due 02/01/2026 to 06/01/2029	289,579	297,573
6.50% due 07/01/2032 ***	1,508,101	1,561,292
6.50% TBA **	1,840,000	1,875,074
7.00% due 07/01/2022 to 01/01/2034	789,119	815,914
7.50% due 09/01/2029 to 02/01/2031	137,703	143,671
8.00% due 06/01/2017 to 03/01/2033	366,952	387,958
8.25% due 09/01/2008 ***	868	875
8.50% due 08/01/2019	138,404	147,289
8.50% due 02/01/2009 ***	344	349
8.75% due 08/01/2009 to 12/01/2009	20,769	20,967
9.00% due 05/01/2021	6,291	6,767
11.50% due 09/15/2013 to 09/01/2019	30,009	33,048
12.00% due 01/01/2013 to 04/20/2016	76,221	86,040
12.50% due 01/01/2013 to 09/20/2015	38,490	42,391
13.50% due 11/15/2014	17,857	19,948

		144,784,801
Government National Mortgage
Association - 12.04%
6.00% TBA **	22,700,000	23,040,500
6.50% due 02/15/2034 to 09/15/2034	396,386	406,948
6.50% TBA **	3,160,000	3,242,456
7.50% due 03/15/2026 to 12/15/2027	191,192	199,545
8.50% due 06/15/2025	159,956	172,595

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association (continued)
11.00% due 09/15/2015	$650	$722

		27,062,766

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $178,757,053)		$179,883,805

COLLATERALIZED MORTGAGE
OBLIGATIONS - 23.66%
American Home Mortgage Assets, Series 2006-3,
Class 3A12
5.51% due 10/25/2046 (b)***	1,625,692	1,629,468
American Home Mortgage Investment Trust, Series
2006-2, Class 1A1
5.40% due 06/25/2046 (b)***	1,291,472	1,290,337
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
4.9423% due 11/25/2034 (b)***	1,588,322	1,626,017
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306% due 12/10/2046 (b)	1,740,000	1,740,659
Countrywide Alternative Loan Trust, Series
2005-17, Class 2A1
5.56% due 07/25/2035 (b)***	614,896	616,597
Countrywide Alternative Loan Trust, Series
2005-59, Class 1A1
5.65% due 11/20/2035 (b)***	444,148	445,574
Countrywide Alternative Loan Trust, Series
2006-OA10, Class 4A1
5.51% due 08/25/2046 (b)***	1,781,740	1,779,676
Countrywide Alternative Loan Trust, Series
2006-OA11, Class A4
5.51% due 09/25/2046 (b)***	1,699,300	1,696,863
Countrywide Alternative Loan Trust, Series
2006-OA7, Class 3A1
5.53% due 06/25/2046 (b)***	1,244,311	1,247,190
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
5.52% due 07/20/2046 (b)***	1,733,298	1,727,991
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
5.52% due 07/20/2046 (b)***	1,697,953	1,701,707
Countrywide Alternative Loan Trust, Series
2006-OC2, Class 2A3
5.61% due 02/25/2036 (b)***	1,000,000	1,003,408
Countrywide Home Loans, Series 2006-OA5, Class
1A1
5.52% due 04/25/2046 (b)***	995,679	995,944
Federal Home Loan Mortgage Corp.,
Series 2525, Class AM
4.50% due 04/15/2032	240,246	223,563
Federal Home Loan Mortgage Corp.,
Series 2686, Class QI
5.50% IO due 01/15/2023 ***	1,187,437	27,995
Federal National Mortgage Association Whole
Loan, Series 2003-W12, Class 2A7
4.68% due 06/25/2043	5,000,000	4,835,195

The accompanying notes are an integral part of the financial statements. 335

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association Whole
Loan, Series 2005-W3, Class 2AF
5.54% due 03/25/2045 (b)***	$667,526	$668,751
Federal National Mortgage Association Whole
Loan, Series 2003-W14, Class 2A
5.9488% due 01/25/2043 (b)***	1,072,344	1,105,049
Federal National Mortgage Association, Series
1998-M4, Class C
6.527% due 05/25/2030	598,910	600,526
Harborview Mortgage Loan Trust, Series 2005-7,
Class 1A1
6.208% due 06/19/2045 (b)***	665,103	668,740
Impac CMB Trust, Series 2004-5, Class 1A1
5.68% due 10/25/2034 (b)***	1,310,221	1,311,516
Impac Secured Assets Corp., Series 2005-2,
Class A1
5.64% due 03/25/2036 (b)***	1,347,510	1,351,655
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	2,490,000	2,516,344
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347% due 11/15/2038	2,280,000	2,289,835
Luminent Mortgage Trust, Series 2006-4, Class A1A
5.51% due 05/25/2046 (b)***	1,533,034	1,530,980
Master Adjustable Rate Mortgages Trust, Series
2004-15, Class 1A1
4.6116% due 12/25/2034 (b)	269,696	272,285
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 1A2
5.39% due 06/25/2036 (b)***	1,176,605	1,176,138
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
5.51% due 09/25/2046 (b)***	1,440,231	1,440,697
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A1
5.50% due 07/25/2036 (b)***	1,699,282	1,701,579
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR7, Class A1A
5.53% due 08/25/2036 (b)***	1,787,026	1,790,487
Thornburg Mortgage Securities Trust, Series
2005-3, Class A3
5.58% due 10/25/2035 (b)***	1,679,854	1,682,106
Thornburg Mortgage Securities Trust, Series
2005-4, Class A4
5.52% due 12/25/2035 (b)***	1,851,326	1,849,718
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
5.425% due 06/25/2036 (b)***	1,779,747	1,776,640
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
5.43% due 06/25/2036 (b)***	1,757,814	1,767,670
Washington Mutua,l Inc., Series 2005-AR8, Class
2A1A
5.61% due 07/25/2045 (b)***	1,437,162	1,439,506

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Washington Mutual, Inc., Series 2005-AR13, Class
A1B3
5.68% due 10/25/2045 (b)***	$932,477	$936,679
Washington Mutual, Inc., Series 2005-AR17,
Class A1A1
5.59% due 12/25/2045 (b)***	1,247,758	1,251,296
Zuni Mortgage Loan Trust, Series 2006-OA1,
Class A1
5.45% due 08/25/2036 (b)***	1,466,848	1,465,096

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $53,062,326)		$53,181,477

ASSET BACKED SECURITIES - 17.37%
ACE Securities Corp., Series 2006-GP1, Class A
5.45% due 02/25/2031 (b)***	1,365,150	1,365,336
ACE Securities Corp., Series 2006-SL3, Class A1
5.42% due 06/25/2036 (b)***	1,266,542	1,266,640
Aegis Asset Backed Securities Trust, Series
2004-2, Class A3
5.80% due 06/25/2034 (b)***	422,086	424,263
AmeriCredit Automobile Receivables Trust, Series
2003-BX, Class A4B
5.70% due 01/06/2010 (b)***	381,111	381,135
Amortizing Residential Collateral Trust, Series
2001-BC6, Class A
5.67% due 10/25/2031 (b)***	844,083	844,562
Carrington Mortgage Loan Trust, Series 2005-NC5,
Class A1
5.44% due 10/25/2035 (b)***	140,737	140,744
CIT Equipment Collateral, Series 2006-VT1, Class
A2
5.13% due 03/20/2008 ***	875,266	874,749
Countrywide Asset-Backed Certificates, Series
2002-BC2, Class A
5.86% due 04/25/2032 (b)***	488,177	488,377
Countrywide Home Equity Loan Trust, Series
2004-I, Class A
5.61% due 02/15/2034 (b)***	1,208,518	1,211,338
Countrywide Home Equity Loan Trust, Series
2005-E, Class 2A
5.54% due 11/15/2035 (b)***	415,713	415,876
Countrywide Home Equity Loan Trust, Series
2006-E, Class 2A
5.46% due 07/15/2036 (b)***	1,487,647	1,488,507
Countrywide Home Equity Loan Trust, Series
2006-RES, Class 4E1B
5.58% due 06/15/2029 (b)***	1,367,415	1,367,560
Countrywide Home Equity Loan Trust, Series
2006-RES, Class 4F1B
5.58% due 05/15/2034 (b)***	1,376,164	1,376,159
Credit Suisse Mortgage Capital Certificates, Series
2006-CF2, Class A1
5.58% due 05/25/2036 (b)***	1,283,900	1,285,705
GMAC Mortgage Corp. Loan Trust, Series
2006-HE1, Class A
5.53% due 11/25/2036 (b)***	1,900,000	1,900,826

The accompanying notes are an integral part of the financial statements. 336

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
GSAA Home Equity Trust, Series 2005-5, Class A4
5.59% due 02/25/2035 (b)***	$1,571,011	$1,572,975
GSAMP Trust, Series 2006-S4, Class A1
5.41% due 05/25/2036 (b)***	1,520,186	1,520,246
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
5.45% due 06/25/2036 (b)***	1,373,366	1,373,364
Long Beach Mortgage Loan Trust, Series 2005-3,
Class 2A2
5.60% due 09/25/2035 (b)***	1,801,949	1,804,674
Morgan Stanley ABS Capital I, Series 2005-WMC2,
Class A1MZ
5.57% due 02/25/2035 (b)***	296,333	296,393
Morgan Stanley ABS Capital I, Series 2005-WMC3,
Class A1MZ
5.58% due 03/25/2035 (b)***	465,549	465,652
Morgan Stanley ABS Capital I, Series 2005-WMC4,
Class A1MZ
5.58% due 04/25/2035 (b)***	786,828	787,429
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A1
5.35% due 07/25/2036 (b)***	1,189,956	1,189,955
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
5.47% due 03/25/2036 (b)***	1,123,712	1,123,980
SACO I Trust, Inc., Series 2006-6, Class A
5.45% due 06/25/2036 (b)***	1,306,662	1,306,658
SACO I Trust, Inc., Series 2006-7, Class A1
5.45% due 07/25/2036 (b)***	1,389,895	1,389,892
SLM Student Loan Trust, Series 2006-5, Class A2
5.35% due 07/25/2017 (b)***	1,900,000	1,900,218
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
5.43% due 02/25/2036 (b)***	1,349,283	1,349,178
Truman Capital Mortgage Loan Trust, Series
2006-1, Class A
5.58% due 03/25/2036 (b)***	1,646,990	1,646,990
Lehman XS Trust, Series 2006-2N, Class 1A1
5.58% due 02/25/2046 (b)***	1,466,959	1,469,741
Lehman XS Trust, Series 2006-GP3, Class 3A1A
5.39% due 06/25/2046 (b)***	1,636,063	1,634,752
Lehman XS Trust, Series 2006-GP4, Class 3A1A
5.39% due 08/25/2046 (b)***	1,693,370	1,691,913
RAAC Series, Series 2006-RP3, Class A
5.59% due 05/25/2036 (b)***	1,699,902	1,702,824

TOTAL ASSET BACKED SECURITIES
(Cost $39,058,470)		$39,058,611

SHORT TERM INVESTMENTS - 17.06%
State Street Navigator Securities
Lending Prime Portfolio (c)	$15,505,830	$15,505,830
U.S. Treasury Bills
zero coupon due 04/19/2007 ****	23,000,000	22,843,942

TOTAL SHORT TERM INVESTMENTS
(Cost $38,349,772)		$38,349,772

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 29.72%
Merrill Lynch Tri-Party Repurchase
Agreement dated 02/28/2007 at
5.27% to be repurchased at
$66,809,779 on 3/1/2007,
collateralized by $31,000,000
Federal National Mortgage
Association, zero coupon due
12/31/2007 (valued at
$29,682,500, including interest)
and $39,540,000 Federal Home
Loan Bank, 2.625% due
07/15/2008 (valued at
$38,585,274, including interest)	$66,800,000	$66,800,000

TOTAL REPURCHASE AGREEMENTS
(Cost $66,800,000)		$66,800,000

Total Investments (U.S. Government Securities Fund)
(Cost $402,183,309) - 179.54%		$403,587,326
Liabilities in Excess of Other Assets - (79.54)%		(178,797,085)

TOTAL NET ASSETS - 100.00%		$224,790,241

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 96.88%
Advertising - 1.48%
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	$1,300,000	$1,387,750
R.H. Donnelley Financial Corp., I
10.875% due 12/15/2012	425,000	461,125
Sheridan Group, Inc.
10.25% due 08/15/2011	1,500,000	1,567,500
Vertis, Inc.
9.75% due 04/01/2009	1,717,000	1,751,340

		5,167,715

Aerospace - 0.10%
TransDigm, Inc.
7.75% due 07/15/2014	325,000	333,938
Agriculture - 0.36%
Mosaic Company
7.375% due 12/01/2014	600,000	619,500
7.625% due 12/01/2016	600,000	625,500

		1,245,000

Air Travel - 0.11%
Continental Airlines, Inc., Series 00-1
8.499% due 05/01/2011	373,759	383,103
Apparel & Textiles - 0.91%
Aramark Corp.
8.50% due 02/01/2015	750,000	779,063
8.86% due 02/01/2015 (b)	450,000	464,625
Hanesbrands, Inc.
8.735% due 12/15/2014 (b)	750,000	766,875

The accompanying notes are an integral part of the financial statements. 337

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Apparel & Textiles (continued)
Levi Strauss & Company
12.25% due 12/15/2012	$750,000	$827,812
Phillips-Van Heusen
7.25% due 02/15/2011	325,000	330,687

		3,169,062
Auto Parts - 0.45%
ArvinMeritor, Inc.
8.75% due 03/01/2012 (a)	450,000	472,500
Delph Corp., Tranche C
8.125% due 12/31/2007 (b)(f)	1,100,000	1,105,159

		1,577,659
Auto Services - 0.72%
Hertz Corp., Class A
8.875% due 01/01/2014	500,000	538,750
10.50% due 01/01/2016 (a)	225,000	256,500
Penhall International Corp.
12.00% due 08/01/2014	1,600,000	1,728,000

		2,523,250
Automobiles - 2.76%
Asbury Automotive Group, Inc.
8.00% due 03/15/2014	460,000	469,775
9.00% due 06/15/2012	900,000	948,058
AutoNation, Inc.
7.36% due 04/15/2013 (b)	200,000	203,000
CSK Automotive, Inc.
8.542% due 06/30/2012 (b)(f)	498,750	502,805
Ford Motor Company
7.45% due 07/16/2031 (a)	1,275,000	1,023,188
Ford Motor Company, Tranche B
8.36% due 11/29/2013 (b)(f)	150,000	152,157
General Motors Corp.
7.745% due 11/17/2013 (b)(f)	1,250,000	1,265,625
8.375% due 07/15/2033 (a)	2,300,000	2,133,250
Group 1 Automotive, Inc.
8.25% due 08/15/2013 (a)	600,000	621,000
Sonic Automotive, Inc., Series B
8.625% due 08/15/2013	1,258,000	1,308,320
United Auto Group, Inc.
7.75% due 12/15/2016	1,000,000	1,017,500

		9,644,678
Banking - 0.26%
Chevy Chase Bank
6.875% due 12/01/2013 (a)	900,000	900,000
Broadcasting - 0.89%
Barrington Broadcasting
10.50% due 08/15/2014	1,650,000	1,728,375
Fisher Communications, Inc.
8.625% due 09/15/2014	1,300,000	1,391,000

		3,119,375
Building Materials & Construction - 0.81%
Brand Services, Inc.
12.00% due 10/15/2012	311,000	342,302

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Building Materials & Construction
(continued)
Esco Corp.
8.625% due 12/15/2013	$325,000	$343,688
9.235% due 12/15/2013 (b)	625,000	650,000
Masonite International
7.367% due 04/06/2013 (b)(f)	987,437	985,255
Quality Home Brands Holdings Corp., Tranche 2nd
Lien
11.939% due 06/16/2013 (b)(f)	500,000	503,750

		2,824,995
Business Services - 4.47%
Affinity Group, Inc.
9.00% due 02/15/2012	900,000	918,000
Cornell Companies, Inc.
10.75% due 07/01/2012	600,000	658,500
Education Management Corp., Tranche C
8.063% due 05/24/2013 (b)(f)	995,000	1,003,706
Reynolds & Reynolds Company, 2nd Lien Tranche
7.292% due 10/24/2013 (b)(f)	1,125,000	1,158,750
Reynolds & Reynolds Company, 3rd Lien Tranche
7.292% due 10/24/2014 (b)(f)	625,000	637,500
Riverdeep Interactive Learning USA, Inc., Tranche B
8.096% due 11/28/2013 (b)(f)	1,100,000	1,110,450
Rural/Metro Corp.
9.875% due 03/15/2015	1,250,000	1,339,062
SunGard Data Systems, Inc.
3.75% due 01/15/2009 (a)	125,000	119,375
4.875% due 01/15/2014	600,000	543,000
9.125% due 08/15/2013	2,620,000	2,796,850
10.25% due 08/15/2015 (a)	2,900,000	3,153,750
West Corp.
11.00% due 10/15/2016 (a)	1,025,000	1,104,438
Williams Scotsman International, Inc.
8.50% due 10/01/2015	1,045,000	1,089,413

		15,632,794
Cable and Television - 5.95%
Charter Communications Holdings I LLC
11.00% due 10/01/2015 (a)	100,000	103,750
Charter Communications Holdings LLC
8.75% due 11/15/2013 (a)	600,000	624,000
9.625% due 11/15/2009 (a)	500,000	497,500
Charter Communications Operating LLC
8.00% due 04/30/2012	3,675,000	3,849,562
8.375% due 04/30/2014	3,900,000	4,085,250
9.4544% due 12/15/2010 (b)	600,000	612,000
CSC Holdings, Inc.
7.218% due 03/23/2013 (b)(f)	2,628,633	2,641,224
7.25% due 07/15/2008	600,000	607,500
7.875% due 12/15/2007	1,200,000	1,215,000
DirecTV Holdings LLC
6.375% due 06/15/2015	200,000	192,250
8.375% due 03/15/2013	1,830,000	1,932,938
EchoStar DBS Corp.
7.125% due 02/01/2016	2,500,000	2,584,375

The accompanying notes are an integral part of the financial statements. 338

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)

(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable and Television (continued)
Videotron Ltee
6.375% due 12/15/2015	$950,000	$933,375
6.875% due 01/15/2014	915,000	924,150

		20,802,874
Cellular Communications - 5.74%
Centennial Communications Corp.
8.125% due 02/01/2014 (a)	403,000	418,112
10.00% due 01/01/2013 (a)	2,025,000	2,187,000
10.75% due 12/15/2008	28,000	28,070
Cricket Communications, Inc., I
9.375% due 11/01/2014	1,400,000	1,477,000
Dobson Cellular Systems, Inc.
8.375% due 11/01/2011	3,759,000	3,993,938
8.875% due 10/01/2013 (a)	3,350,000	3,454,688
9.875% due 11/01/2012	400,000	435,000
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	2,500,000	2,625,000
Rural Cellular Corp.
8.25% due 03/15/2012	1,500,000	1,556,250
9.875% due 02/01/2010	2,500,000	2,643,750
Telcordia Technologies, Inc.
10.00% due 03/15/2013	725,000	677,875
UbiquiTel Operating Company
9.875% due 03/01/2011	550,000	591,869

		20,088,552
Chemicals - 1.56%
Arizona Chemical Company, Tranche 2nd Lien
10.848% due 02/28/2013 (b)(f)	250,000	250,000
Arizona Chemical Company, Tranche B
7.341% due 02/28/2014 (b)(f)	250,000	250,000
Chemtura Corp.
6.875% due 06/01/2016	725,000	703,250
Equistar Chemicals LP
8.75% due 02/15/2009 (a)	750,000	783,750
10.125% due 09/01/2008	250,000	264,375
Foamex LP, Tranche T 2nd Lien
7.57% due 02/01/2013 (b)(f)	325,000	330,281
Huntsman International LLC
7.875% due 11/15/2014	475,000	491,625
Lyondell Chemical Company
8.00% due 09/15/2014	384,000	404,160
8.25% due 09/15/2016	641,000	689,075
Momentive Performance Materials, Inc.
10.125% due 12/01/2014 (a)	925,000	973,563
Tronox Worldwide LLC
9.50% due 12/01/2012	310,000	333,250

		5,473,329
Commercial Services - 0.98%
Brand Energy & Infrastructure Company, Tranche
2nd Lien
11.375% due 02/07/2015 (b)(f)	175,000	175,000
Brickman Group Holdings, Inc., Tranche B
7.398% due 01/23/2014 (b)(f)	175,000	175,985

The accompanying notes are an integral part of the financial statements.		339

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
Mac-Gray Corp.
7.625% due 08/15/2015	$2,250,000	$2,311,875
Safety-Kleen, Inc., Letter of Credit
7.938% due 07/27/2013 (b)(f)	165,254	165,254
Safety-Kleen, Inc., Tranche B
7.938% due 07/27/2013 (b)(f)	583,284	583,284

		3,411,398
Computers & Business Equipment - 0.46%
Seagate Technology HDD Holdings
6.80% due 10/01/2016	1,600,000	1,612,000
Containers & Glass - 0.82%
Crown Holdings, Inc.
8.00% due 04/15/2023	1,025,000	1,014,750
Graham Packaging Company
8.50% due 10/15/2012	600,000	609,000
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	1,200,000	1,257,000

		2,880,750
Correctional Facilities - 0.78%
Corrections Corp. of America
6.25% due 03/15/2013	725,000	723,188
6.75% due 01/31/2014 (a)	1,335,000	1,358,362
Geo Group, Inc.
8.25% due 07/15/2013	625,000	650,000

		2,731,550
Crude Petroleum & Natural Gas - 4.45%
AmeriGas Partners LP
7.125% due 05/20/2016	1,675,000	1,683,375
7.25% due 05/20/2015	75,000	76,125
Calfrac Holdings LP
7.75% due 02/15/2015 (a)	1,125,000	1,110,938
Chaparral Energy, Inc.
8.875% due 02/01/2017	875,000	892,500
Chesapeake Energy Corp.
6.625% due 01/15/2016	400,000	402,000
6.875% due 01/15/2016	600,000	607,500
6.875% due 11/15/2020	250,000	250,625
7.50% due 09/15/2013 (a)	800,000	834,000
7.50% due 06/15/2014	1,355,000	1,419,362
7.75% due 01/15/2015 (a)	140,000	145,950
Coffeyville Resources, Letter of Credit
8.360% due 12/28/2010 (b)(f)	129,730	130,973
Coffeyville Resources, Tranche D
8.360% due 12/28/2013 (b)(f)	670,270	676,973
Hanover Equipment Trust, Series A
8.50% due 09/01/2008	500,000	501,250
Hilcorp Energy I LP
7.75% due 11/01/2015	475,000	475,000
Massey Energy Company
6.875% due 12/15/2013	160,000	153,600
PetroHawk Energy Corp.
9.125% due 07/15/2013 (a)	800,000	850,000
Ram Energy, Inc., Tranche B
10.750% due 05/18/2011 (b)(f)	850,000	850,000

The accompanying notes are an integral part of the financial statements. 339

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas
(continued)
Sabine Pass LNG LP
7.50% due 11/30/2016	$4,500,000	$4,500,000

		15,560,171
Domestic Oil - 0.46%
ALON USA LP
7.824% due 06/07/2013 (b)(f)	997,500	1,004,981
Eagle Rock Energy, Inc.
7.490% due 12/01/2012 (b)(f)	369,139	369,139
Petroleum Geo-Services, Tranche B
8.000% due 12/16/2012 (b)(f)	214,963	216,980

		1,591,100
Electrical Utilities - 0.65%
Nevada Power Company, Series M
5.95% due 03/15/2016	250,000	255,561
Nevada Power Company, Series O
6.50% due 05/15/2018	1,250,000	1,326,257
Sierra Pacific Power Company, Series M
6.00% due 05/15/2016 (a)	375,000	384,221
Sierra Pacific Resources
8.625% due 03/15/2014 (a)	296,000	320,550

		2,286,589
Electronics - 1.35%
Communications & Power Industries, Inc.
8.00% due 02/01/2012	710,000	733,075
L-3 Communications Corp.
5.875% due 01/15/2015	950,000	926,250
6.125% due 07/15/2013 (a)	7,000	6,912
L-3 Communications Corp., Series B
6.375% due 10/15/2015	1,250,000	1,243,750
NXP BV/NXP Funding LLC
8.118% due 10/15/2013 (b)	1,775,000	1,814,938

		4,724,925
Energy - 2.02%
NRG Energy, Inc.
7.25% due 02/01/2014	500,000	510,000
7.367% due 02/02/2013 (b)(f)	1,320,918	1,333,823
7.375% due 02/01/2016	3,450,000	3,519,000
7.375% due 01/15/2017	800,000	814,000
Plum Point Energy Associates LLC, Letter of Credit
7.167% due 03/15/2014 (b)(f)	194,286	195,986
Plum Point Energy Associates LLC, Tranche 1
5.242% due 03/15/2014 (b)(f)	669,927	675,789

		7,048,598
Financial Services - 11.39%
BLB Hold-Wembley Tranche 2
8.740% due 06/30/2011 (b)(f)	275,000	278,438
Consolidated Communications Holdings
9.75% due 04/01/2012	96,000	102,480
Dow Jones CDX HY, Series 7-T1
8.375% due 12/29/2011 (a)	7,500,000	7,771,875
El Paso Performance-Linked Trust
7.75% due 07/15/2011	850,000	903,125

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Emdeon Business Services LLC, Tranche 2nd Lien
7.850% due 05/16/2014 (b)(f)	$1,000,000	$1,014,380
Emdeon Business Services LLC, Tranche B
7.850% due 11/16/2013 (b)(f)	496,689	498,551
Ford Motor Credit Company
7.00% due 10/01/2013 (a)	1,775,000	1,702,745
7.25% due 10/25/2011	430,000	422,990
8.00% due 12/15/2016	5,500,000	5,429,440
General Motors Acceptance Corp.
6.75% due 12/01/2014 (a)	800,000	797,858
8.00% due 11/01/2031	4,890,000	5,392,051
HCP Acquisition Inc., Tranche T 2nd Lien
9.598% due 02/13/2015 (b)(f)	425,000	433,500
Hexion US Finance Corp.
9.75% due 11/15/2014	1,225,000	1,298,500
Linsco Private Ledger Holding
8.746% due 06/27/2013 (b)(f)	1,591,875	1,607,300
NASDAQ Stock Market, Inc., Tranche B
7.117% due 04/18/2012 (b)(f)	486,872	489,457
NASDAQ Stock Market, Inc., Tranche C
7.116% due 04/18/2012 (b)(f)	282,228	284,698
NCO Group, Inc.
11.875% due 11/15/2014	1,500,000	1,582,500
NCO Group, Inc., Tranche B
8.38% due 11/09/2013 (b)(f)	500,000	505,625
Thornburg Mortgage, Inc.
8.00% due 05/15/2013	500,000	500,000
TPF Generation Holdings LLC, Tranche 2nd Lien
7.370% due 12/15/2014 (b)(f)	800,000	815,336
TRAINS HY-1-2006
7.548% due 05/01/2016	1,947,500	1,975,174
Tropicana Land Company, Tranche B
7.86% due 07/03/2008 (b)(f)	750,000	754,845
VNU, Inc., Tranche B
8.19% due 08/07/2013 (b)(f)	4,488,750	4,533,638
Wimar Operating Company LLC, Tranche B
7.86% due 01/03/2012 (b)(f)	750,000	759,022

		39,853,528
Food & Beverages - 3.00%
Beverages & More Inc.
9.25% due 03/01/2012	900,000	913,500
Constellation Brands, Inc.
7.25% due 09/01/2016 (a)	500,000	518,750
Del Monte Corp.
8.625% due 12/15/2012	1,425,000	1,496,250
Dole Food Company, Inc.
7.25% due 06/15/2010 (a)	1,460,500	1,416,685
8.875% due 03/15/2011 (a)	950,000	945,250
Dole Food, Inc.
8.625% due 05/01/2009 (a)	1,500,000	1,503,750
Pilgrim's Pride Corp.
7.625% due 05/01/2015	900,000	888,750
8.375% due 05/01/2017 (a)	620,000	609,150
Sbarro, Inc.
10.375% due 02/01/2015	200,000	208,500

The accompanying notes are an integral part of the financial statements. 340

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food & Beverages (continued)
SUPERVALU, Inc., Tranche B
7.063% due 05/30/2012 (b)(f)	$1,985,000	$1,999,113

		10,499,698
Funeral Services - 0.76%
Service Corp. International
6.50% due 03/15/2008 (a)	600,000	603,000
6.75% due 04/01/2016	500,000	498,750
7.00% due 06/15/2017	1,550,000	1,565,500

		2,667,250
Gas & Pipeline Utilities - 2.12%
El Paso Corp.
7.375% due 12/15/2012 (a)	550,000	585,750
7.625% due 08/16/2007	200,000	201,739
7.75% due 01/15/2032	1,300,000	1,417,000
7.875% due 06/15/2012 (a)	1,950,000	2,115,750
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016	600,000	622,500
Northwest Pipeline Corp.
7.00% due 06/15/2016	250,000	268,125
Targa Resources, Inc.
7.750% due 10/31/2012 (b)(f)	473,841	477,195
Williams Companies, Inc.
7.36% due 10/01/2010 (b)	500,000	514,375
8.75% due 03/15/2032	1,050,000	1,202,250

		7,404,684
Healthcare Products - 1.21%
Accellent, Inc.
10.50% due 12/01/2013	1,299,000	1,350,960
Cooper Company, Inc.
7.875% due 02/15/2015	2,100,000	2,121,000
Encore Medical Finance LLC
11.75% due 11/15/2014	775,000	775,000

		4,246,960
Healthcare Services - 1.01%
Ameripath, Inc.
10.50% due 04/01/2013	1,084,000	1,170,720
DaVita, Inc.
6.625% due 03/15/2013 (a)	500,000	498,750
Healthsouth Corp.
10.75% due 06/15/2016	750,000	838,125
Healthsouth Corp., Tranche B
8.580% due 03/10/2013 (b)(f)	1,017,503	1,027,169

		3,534,764
Hotels & Restaurants - 1.95%
Denny's Corp.
10.00% due 10/01/2012	975,000	1,038,375
Gaylord Entertainment Company
6.75% due 11/15/2014	1,005,000	986,156
O'Charleys, Inc.
9.00% due 11/01/2013 (a)	2,550,000	2,703,000
Real Mex Restaurants, Inc.
10.00% due 04/01/2010	2,000,000	2,110,000

		6,837,531

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Household Appliances - 0.40%
ALH Finance LLC
8.50% due 01/15/2013	$1,400,000	$1,407,000
Industrial Machinery - 0.69%
Baldor Electric Company
8.625% due 02/15/2017	600,000	630,750
Baldor Electric Company, Tranche B
7.098% due 01/31/2014 (b)(f)	450,000	450,000
H&E Equipment Services, Inc.
8.375% due 07/15/2016	1,250,000	1,334,375

		2,415,125
Insurance - 0.36%
Affirmative Insurance Holdings Company, Tranche B
10.75% due 01/12/2014 (b)(f)	750,000	752,813
Panther RE Bermuda Ltd., Tranche B
7.620% due 11/30/2010 (b)(f)	500,000	503,125

		1,255,938
Leisure Time - 5.32%
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	1,057,000	1,123,062
Bombardier Recreational Products, Inc., Tranche B
8.24% due 06/26/2013 (b)(f)	774,684	780,168
Chukchansi Economic Development Authority
8.00% due 11/15/2013	1,203,000	1,254,128
8.8769% due 11/15/2012 (b)	125,000	128,594
Cinemark USA, Inc.
9.00% due 02/01/2013	1,000,000	1,062,500
Majestic Star Casino LLC
9.50% due 10/15/2010	1,400,000	1,473,500
Mandalay Resort Group
6.50% due 07/31/2009 (a)	350,000	353,500
MGM Mirage, Inc.
6.00% due 10/01/2009	1,500,000	1,498,125
8.50% due 09/15/2010	1,250,000	1,339,062
Mohegan Tribal Gaming Authority
6.125% due 02/15/2013	670,000	663,300
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	500,000	523,750
9.75% due 04/01/2010	400,000	419,000
Penn National Gaming, Inc.
6.875% due 12/01/2011	750,000	750,000
River Rock Entertainment Authority
9.75% due 11/01/2011	1,050,000	1,120,875
San Pasqual Casino Development Group
8.00% due 09/15/2013	975,000	1,001,813
Seminole Hard Rock Entertainment, Inc.
7.8475% due 03/15/2014 (b)	775,000	779,844
Speedway Motorsports, Inc.
6.75% due 06/01/2013	900,000	900,000
Station Casinos, Inc.
6.00% due 04/01/2012 (a)	1,750,000	1,697,500
True Temper Sports, Inc.
8.375% due 09/15/2011	600,000	537,000
Wynn Las Vegas LLC
6.625% due 12/01/2014	1,215,000	1,202,850

		18,608,571

The accompanying notes are an integral part of the financial statements. 341

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Manufacturing - 0.04%
Susser Holdings LLC
10.625% due 12/15/2013	$112,000	$123,200
Medical-Hospitals - 2.96%
HCA, Inc.
6.25% due 02/15/2013	20,000	18,125
7.875% due 02/01/2011	885,000	898,275
9.125% due 11/15/2014	600,000	639,000
9.25% due 11/15/2016	2,100,000	2,249,625
HCA, Inc., Tranche B
8.086% due 11/01/2013 (b)(f)	1,150,000	1,163,662
Multiplan, Inc.
10.375% due 04/15/2016	1,950,000	2,023,125
Skilled Healthcare Group, Inc.
11.00% due 01/15/2014	515,000	574,225
Tenet Healthcare Corp.
6.375% due 12/01/2011 (a)	1,950,000	1,820,812
6.875% due 11/15/2031	600,000	481,500
X-Rite, Inc., Tranche 2nd Lien
10.346% due 06/30/2013 (b)(f)	500,000	500,000

		10,368,349
Office Furnishings & Supplies - 0.11%
IKON Office Solutions, Inc.
7.75% due 09/15/2015 (a)	350,000	369,250
Paper - 1.88%
Abitibi-Consolidated, Inc.
5.25% due 06/20/2008 (a)	450,000	443,250
Georgia-Pacific Corp.
7.125% due 01/15/2017	950,000	950,000
Georgia-Pacific Corp., Tranche B2
7.367% due 12/22/2012 (b)(f)	1,950,000	1,967,063
Georgia-Pacific Corp., Tranche C 2nd Lien
7.485% due 02/14/2013 (b)(f)	1,692,925	1,708,669
Neenah Paper, Inc.
7.375% due 11/15/2014	800,000	776,000
P. H. Glatfelter
7.125% due 05/01/2016	725,000	735,875

		6,580,857
Petroleum Services - 0.71%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	925,000	920,375
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	175,000	178,500
7.75% due 05/15/2017	175,000	181,125
Hanover Compressor Company
8.625% due 12/15/2010	304,000	319,200
Hanover Equipment Trust
8.75% due 09/01/2011	575,000	598,000
PGS Solutions Inc.
9.625% due 02/15/2015	265,000	273,022

		2,470,222
Pharmaceuticals - 0.45%
Omnicare, Inc.
6.875% due 12/15/2015 (a)	1,605,000	1,588,950

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Publishing - 2.79%
American Media Operations, Inc.
8.875% due 01/15/2011 (a)	$330,000	$300,300
Dex Media East LLC
12.125% due 11/15/2012	300,000	328,875
Dex Media West LLC
9.875% due 08/15/2013	400,000	435,500
Idearc, Inc.
8.00% due 11/15/2016	3,600,000	3,744,000
IDEARC, Inc., Tranche B
7.35% due 11/01/2014 (b)(f)	2,375,000	2,396,090
Medianews Group, Inc.
6.875% due 10/01/2013	400,000	370,000
Nielsen Finance LLC
zero coupon, Step up to 12.50% on
08/01/2011 due 08/01/2016 (a)	850,000	596,062
Primedia, Inc.
8.00% due 05/15/2013	830,000	852,825
Reader's Digest Association, Inc.
9.00% due 02/15/2017	750,000	744,375

		9,768,027

Railroads & Equipment - 0.52%
Greenbrier Companies, Inc.
8.375% due 05/15/2015	1,800,000	1,827,000
Real Estate - 2.77%
BF Saul, REIT
7.50% due 03/01/2014	1,800,000	1,836,000
Capital Automotive LP, REIT
7.080% due 12/16/2010 (b)(f)	669,789	677,117
Host Marriott LP, REIT
7.125% due 11/01/2013	250,000	255,000
Host Marriott LP, Series M, REIT
7.00% due 08/15/2012	1,100,000	1,116,500
Host Marriott LP, Series Q, REIT
6.75% due 06/01/2016	2,800,000	2,814,000
Rouse Company LP, REIT
6.75% due 05/01/2013	2,905,000	2,991,394

		9,690,011

Retail - 1.02%
Carrols Corp.
9.00% due 01/15/2013	325,000	335,563
Ferrellgas Escrow LLC
6.75% due 05/01/2014	650,000	637,000
Suburban Propane Partners LP
6.875% due 12/15/2013	340,000	334,900
Toys R Us, Inc., Tranche B
8.33% due 12/09/2008 (b)(f)	2,250,000	2,268,742

		3,576,205

Retail Trade - 1.54%
American Greetings Corp.
7.375% due 06/01/2016	400,000	413,500
Neff Corp.
11.25% due 06/15/2012	2,250,000	2,503,125
Payless Shoesource, Inc.
8.25% due 08/01/2013	1,400,000	1,449,000

The accompanying notes are an integral part of the financial statements. 342

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail Trade (continued)
Sally Holdings LLC, Tranche B
8.086% due 11/01/2013 (b)(f)	$997,500	$1,007,964

		5,373,589
Sanitary Services - 1.40%
Allied Waste North America, Inc.
6.50% due 11/15/2010 (a)	800,000	804,000
6.875% due 06/01/2017	350,000	347,375
7.875% due 04/15/2013	800,000	834,000
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011 (a)	300,000	292,875
7.125% due 05/15/2016	1,600,000	1,626,000
Waste Services, Inc., Tranche B
8.337% due 04/30/2011 (b)(f)	1,000,000	1,006,880

		4,911,130
Semiconductors - 2.72%
Amkor Technology, Inc.
7.75% due 05/15/2013 (a)	20,000	19,400
9.25% due 06/01/2016 (a)	2,425,000	2,473,500
Avago Technologies Financial Services
10.125% due 12/01/2013	1,530,000	1,637,100
11.875% due 12/01/2015	260,000	289,250
Freescale Semiconductor, Inc.
8.875% due 12/15/2014 (a)	300,000	304,125
9.125% due 12/15/2014	300,000	304,125
10.125% due 12/15/2016 (a)	300,000	307,125
Freescale Semiconductor, Inc., Tranche T1
7.369% due 12/01/2013 (b)(f)	2,250,000	2,268,472
Marvel Technology Group, Inc.
7.32% due 11/08/2009 (b)(f)	996,875	1,001,859
NXP BV/NXP Funding LLC
9.50% due 10/15/2015 (a)	875,000	903,438

		9,508,394
Software - 0.51%
Open Solutions, Inc.
9.75% due 02/01/2015	1,430,000	1,476,475
UGS Capital Corp. II, PIK
10.3481% due 06/01/2011 (b)	315,138	320,653

		1,797,128
Steel - 0.16%
AmeriCast Technologies, Inc.
11.00% due 12/01/2014	550,000	572,000
Telecommunications Equipment &
Services - 5.53%
Citizens Communications Company
7.05% due 10/01/2046	1,100,000	968,000
7.625% due 08/15/2008	725,000	741,312
Eschelon Operating Company
8.375% due 03/15/2010	700,000	676,375
Hawaiian Telecom Communications, Inc., Tranche A
7.62% due 04/30/2012 (b)(f)	750,000	749,813
Hawaiian Telecom Communications, Inc., Tranche B
7.62% due 10/31/2012 (b)(f)	225,000	225,562
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016	3,200,000	3,624,000

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services (continued)
Intelsat, Ltd.
5.25% due 11/01/2008	$1,800,000	$1,768,500
Level 3 Communications, Inc.
11.50% due 03/01/2010	350,000	388,500
Level 3 Communications, Inc., Tranche 1st Lien
8.413% due 12/01/2011 (b)(f)	1,000,000	1,006,880
Level 3 Financing, Inc.
9.25% due 11/01/2014	1,730,000	1,775,413
12.25% due 03/15/2013	475,000	554,563
PanAmSat Corp.
9.00% due 08/15/2014	2,150,000	2,322,000
9.00% due 06/15/2016	805,000	883,487
Qwest Corp.
8.875% due 03/15/2012	1,425,000	1,574,625
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014	1,125,000	1,206,562
Windstream Corp.
8.625% due 08/01/2016	800,000	876,000

		19,341,592
Telephone - 1.39%
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	500,000	518,125
Qwest Corp.
7.50% due 10/01/2014	500,000	530,625
7.625% due 06/15/2015	300,000	320,250
7.875% due 09/01/2011	1,250,000	1,326,563
Valor Telecommunications Enterprise
7.75% due 02/15/2015	1,450,000	1,566,000
Windstream Corp.
8.125% due 08/01/2013	550,000	593,312

		4,854,875
Tobacco - 0.69%
Reynolds American, Inc.
6.50% due 07/15/2010	250,000	255,524
7.625% due 06/01/2016	2,000,000	2,172,244

		2,427,768
Transportation - 2.66%
Aramark Corp., Tranche B
7.445% due 01/26/2014 (b)(f)	1,634,777	1,652,482
Aramark Corp., Tranche Letter of Credit
7.470% due 01/26/2014 (b)(f)	115,223	115,223
Bombardier, Inc.
6.75% due 05/01/2012	650,000	646,750
7.45% due 05/01/2034	1,700,000	1,606,500
8.00% due 11/15/2014	750,000	785,625
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	1,400,000	1,428,000
Laidlaw International, Inc., Tranche B
7.117% due 07/31/2013 (b)(f)	498,750	499,996
Oshkosh Truck Corp., Tranche B
7.35% due 12/06/2013 (b)(f)	750,000	756,375
Overseas ShipHolding Group
7.50% due 02/15/2024	775,000	790,500

The accompanying notes are an integral part of the financial statements. 343

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Transportation (continued)
Trailer Bridge, Inc.
9.25% due 11/15/2011	$500,000	$514,375
US Airways Sports, Inc.
8.999% due 03/31/2011 (b)(f)	500,000	503,840

		9,299,666

Utility Service - 0.28%
Generac Power Systems, Inc., Tranche 2nd Lien
11.32% due 05/07/2014 (b)(f)	1,000,000	995,000

TOTAL CORPORATE BONDS (Cost $330,579,950)		$338,907,667

ASSET BACKED SECURITIES - 0.37%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031	1,250,000	1,279,693

TOTAL ASSET BACKED SECURITIES
(Cost $1,249,975)		$1,279,693

SHORT TERM INVESTMENTS - 11.63%
State Street Navigator Securities
Lending Prime Portfolio (c)	$40,698,135	$40,698,135

TOTAL SHORT TERM INVESTMENTS
(Cost $40,698,135)		$40,698,135

REPURCHASE AGREEMENTS - 3.52%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$12,317,574 on 03/01/2007,
collateralized by $12,110,000
Federal Home Loan Mortgage
Corp., 5.50% due 10/04/2016
(valued at $12,564,125, including
interest) (c)	$12,316,000	$12,316,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,316,000)		$12,316,000

Total Investments (U.S. High Yield Bond Fund)
(Cost $384,844,060) - 112.40%		$393,201,495
Liabilities in Excess of Other Assets - (12.40)%		(43,378,920)

TOTAL NET ASSETS - 100.00%		$349,822,575

U.S. Multi Sector Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.31%
Advertising - 0.08%
Omnicom Group, Inc.	11,800	$1,222,598
Aerospace - 1.83%
General Dynamics Corp.	48,100	3,677,726
Lockheed Martin Corp.	73,800	7,179,264
Northrop Grumman Corp.	101,600	7,299,960
Raytheon Company	28,900	1,547,595

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace (continued)
United Technologies Corp.	114,900	$7,540,887

		27,245,432
Agriculture - 0.23%
Archer-Daniels-Midland Company	99,500	3,420,810
Air Freight - 0.02%
ExpressJet Holdings, Inc. * (a)	30,800	222,684
Aluminum - 0.26%
Alcoa, Inc.	111,500	3,725,215
Superior Essex, Inc. *	5,300	168,593

		3,893,808
Apparel & Textiles - 1.02%
Coach, Inc. *	17,300	816,560
Columbia Sportswear Company (a)	13,100	832,767
Deckers Outdoor Corp. * (a)	2,400	156,480
Jones Apparel Group, Inc.	44,400	1,461,648
Kellwood Company (a)	27,500	867,075
K-Swiss, Inc., Class A	20,300	572,257
Liz Claiborne, Inc.	59,700	2,686,500
Mohawk Industries, Inc. * (a)	15,400	1,347,808
NIKE, Inc., Class B	8,900	929,783
Oakley, Inc. (a)	9,200	193,016
Oxford Industries, Inc.	6,000	296,340
Timberland Company, Class A * (a)	28,200	764,784
VF Corp.	50,500	4,030,405
Wolverine World Wide, Inc.	7,800	216,450

		15,171,873
Auto Parts - 0.69%
American Axle & Manufacturing Holdings, Inc. (a)	31,400	770,242
ArvinMeritor, Inc. (a)	37,600	686,576
AutoZone, Inc. *	31,800	3,984,222
Genuine Parts Company	38,100	1,855,470
Johnson Controls, Inc.	24,700	2,316,860
Keystone Automotive Industries, Inc. *	4,900	161,945
O'Reilly Automotive, Inc. *	4,400	151,492
TRW Automotive Holdings Corp. *	12,000	365,520

		10,292,327
Auto Services - 0.22%
AutoNation, Inc. *	121,400	2,665,944
Avis Budget Group, Inc. *	6,100	162,199
Copart, Inc. *	7,300	214,985
Lithia Motors, Inc., Class A (a)	5,200	153,192

		3,196,320
Automobiles - 1.45%
Ford Motor Company (a)	748,600	5,928,912
General Motors Corp. (a)	326,400	10,418,688
PACCAR, Inc.	71,600	4,975,484
Tenneco, Inc. *	9,100	221,130

		21,544,214
Banking - 1.99%
1st Source Corp.	660	17,365

The accompanying notes are an integral part of the financial statements.  344

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Anchor BanCorp Wisconsin, Inc. (a)	5,800	$163,966
Bank of America Corp.	281,200	14,304,644
BankUnited Financial Corp., Class A (a)	9,600	234,432
City Bank, Lynnwood, WA (a)	1,650	51,760
Comerica, Inc.	42,800	2,584,692
First Horizon National Corp. (a)	9,700	418,555
Hancock Holding Company	4,600	205,022
ITLA Capital Corp.	2,200	113,564
National City Corp.	290,000	10,976,500
TD Banknorth, Inc.	4,300	138,073
Whitney Holding Corp.	4,700	149,084
Wilmington Trust Corp.	6,400	272,832

		29,630,489
Biotechnology - 0.13%
Applera Corp.	55,000	1,698,400
Techne Corp. *	3,200	180,224

		1,878,624
Broadcasting - 0.44%
CBS Corp., Class B	56,900	1,726,915
News Corp.	212,300	4,783,119

		6,510,034
Building Materials & Construction - 0.45%
American Standard Companies, Inc. (a)	53,000	2,808,470
Dycom Industries, Inc. * (a)	15,800	395,000
EMCOR Group, Inc. *	26,100	1,567,566
Masco Corp.	49,600	1,480,560
NCI Building Systems, Inc. * (a)	4,600	256,864
Perini Corp. *	6,100	221,369

		6,729,829
Business Services - 1.98%
Affiliated Computer Services, Inc., Class A *	54,000	2,806,380
Computer Sciences Corp. * (a)	65,500	3,466,915
Convergys Corp. *	5,300	136,316
Deluxe Corp. (a)	22,500	694,575
Electronic Data Systems Corp.	5,300	148,506
FactSet Research Systems, Inc.	19,800	1,205,028
First Data Corp.	149,300	3,811,629
Fiserv, Inc. *	35,700	1,890,672
Forrester Research, Inc. *	5,000	134,150
Geo Group, Inc. *	4,350	203,536
H & R Block, Inc.	5,600	121,968
Lightbridge, Inc. *	500	8,070
Manpower, Inc.	48,700	3,618,410
Moody's Corp.	83,500	5,404,120
MPS Group, Inc. *	37,800	541,296
On Assignment, Inc. *	14,500	177,770
Paxar Corp. *	3,700	85,211
Pitney Bowes, Inc.	59,800	2,853,058
Pre-Paid Legal Services, Inc. * (a)	2,600	107,588
Robert Half International, Inc. (a)	44,400	1,734,708
Scansource, Inc. * (a)	4,400	121,704

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Teletech Holdings, Inc. *	5,900	$185,732
Tyler Technologies, Inc. * (a)	3,300	44,979

		29,502,321
Cable and Television - 0.85%
Comcast Corp., Class A *	339,450	8,730,654
DIRECTV Group, Inc. *	62,400	1,407,744
Time Warner, Inc.	124,100	2,525,435

		12,663,833
Cellular Communications - 0.03%
Telephone & Data Systems, Inc.	9,000	501,210
Chemicals - 0.64%
A. Schulman, Inc.	4,300	90,687
Air Products & Chemicals, Inc.	16,900	1,264,458
Airgas, Inc.	6,300	260,001
E.I. Du Pont De Nemours & Company	64,900	3,293,675
Eastman Chemical Company	2,300	135,976
Georgia Gulf Corp. (a)	25,200	483,336
H.B. Fuller Company	25,400	634,238
Hercules, Inc. *	18,700	376,992
PolyOne Corp. *	20,600	138,226
PPG Industries, Inc.	35,700	2,365,125
Sensient Technologies Corp.	9,300	227,757
Westlake Chemical Corp. (a)	7,900	234,867

		9,505,338
Colleges & Universities - 0.20%
Career Education Corp. *	15,400	455,532
Corinthian Colleges, Inc. *	27,600	385,020
ITT Educational Services, Inc. *	27,300	2,183,454

		3,024,006
Commercial Services - 0.03%
PeopleSupport, Inc. * (a)	19,800	418,968
Vertrue, Inc. * (a)	1,000	48,780

		467,748
Computers & Business Equipment - 3.70%
Benchmark Electronics, Inc. *	12,900	277,092
CDW Corp.	36,200	2,247,296
Cisco Systems, Inc. *	477,600	12,388,944
Cognizant Technology Solutions
Corp. , Class A *	21,500	1,939,300
Dell, Inc. *	778,900	17,797,865
Diebold, Inc.	3,100	146,847
Hewlett-Packard Company	25,400	1,000,252
Ingram Micro, Inc., Class A *	69,400	1,348,442
International Business Machines Corp.	99,000	9,207,990
Lexmark International, Inc. * (a)	101,800	6,165,008
Network Appliance, Inc. *	10,800	417,636
Sykes Enterprises, Inc. *	9,500	152,380
Tech Data Corp. *	36,400	1,356,992
Western Digital Corp. *	31,000	594,270

		55,040,314

The accompanying notes are an integral part of the financial statements. 345

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials - 0.15%
Ameron International Corp.	1,900	$140,372
Comfort Systems USA, Inc.	6,100	83,021
Sherwin-Williams Company	22,800	1,517,340
Universal Forest Products, Inc.	9,000	466,470

		2,207,203
Containers & Glass - 0.16%
Bemis Company, Inc.	22,900	758,677
Greif, Inc., Class A	2,100	246,603
Pactiv Corp. *	23,100	743,820
Sonoco Products Company	15,300	566,406

		2,315,506
Cosmetics & Toiletries - 1.17%
Alberto-Culver Company	25,300	560,395
Avon Products, Inc.	82,600	3,028,116
Colgate-Palmolive Company	43,600	2,936,896
Estee Lauder Companies, Inc., Class A (a)	56,300	2,695,644
International Flavors & Fragrances, Inc.	29,800	1,394,640
Kimberly-Clark Corp.	99,100	6,749,701

		17,365,392
Crude Petroleum & Natural Gas - 0.62%
Apache Corp.	18,200	1,247,246
Devon Energy Corp.	20,200	1,327,342
Harvest Natural Resources, Inc. *	15,200	143,640
Marathon Oil Corp.	16,400	1,488,136
Occidental Petroleum Corp.	108,300	5,001,294

		9,207,658
Domestic Oil - 0.01%
Holly Corp.	2,700	149,769
Drugs & Health Care - 0.03%
Molina Healthcare, Inc. *	14,100	439,356
Electrical Equipment - 0.86%
A.O. Smith Corp.	4,000	154,680
Anixter International, Inc. *	4,100	254,200
Baldor Electric Company	3,700	134,680
Emerson Electric Company	216,100	9,311,749
FLIR Systems, Inc. * (a)	10,000	347,600
Genlyte Group, Inc. *	11,500	797,985
Littelfuse, Inc. *	8,300	305,689
Molex, Inc.	24,800	727,384
Tektronix, Inc.	17,300	494,953
Varian, Inc. *	5,800	315,694

		12,844,614
Electrical Utilities - 0.24%
American Electric Power Company, Inc.	8,100	363,366
CenterPoint Energy, Inc. (a)	8,900	158,776
Entergy Corp.	8,900	878,430
Great Plains Energy, Inc. (a)	4,400	136,796
NSTAR (a)	7,800	266,838
The AES Corp. *	67,300	1,434,836

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
Xcel Energy, Inc. (a)	12,000	$283,560

		3,522,602
Electronics - 0.11%
Amphenol Corp., Class A	8,700	561,498
AVX Corp. (a)	11,100	169,608
Cubic Corp.	2,300	48,530
Imation Corp.	5,100	212,211
Rogers Corp. *	4,400	213,004
Synopsys, Inc. *	5,300	135,574
Technitrol, Inc.	9,400	206,706
Teleflex, Inc.	2,100	140,532

		1,687,663
Financial Services - 5.58%
A.G. Edwards, Inc.	9,800	629,258
Bear Stearns Companies, Inc.	12,300	1,872,552
Charles Schwab Corp.	7,400	136,752
CIT Group, Inc.	2,400	135,528
Citigroup, Inc.	394,400	19,877,760
Countrywide Financial Corp.	31,800	1,217,304
Credit Acceptance Corp. * (a)	800	19,592
Federal Home Loan Mortgage Corp.	65,900	4,229,462
Federal National Mortgage Association	369,300	20,950,389
Federated Investors, Inc., Class B (a)	7,600	271,852
Goldman Sachs Group, Inc.	31,800	6,410,880
Investors Financial Services Corp. (a)	12,100	708,334
Jefferies Group, Inc.	25,400	687,070
JP Morgan Chase & Company	184,000	9,089,600
Knight Capital Group, Inc. *	13,500	213,435
Mellon Financial Corp.	28,700	1,246,441
Merrill Lynch & Company, Inc.	3,800	317,984
MoneyGram International, Inc.	37,200	1,118,232
Morgan Stanley	72,900	5,461,668
PNC Financial Services Group, Inc.	17,300	1,268,263
Raymond James Financial, Inc.	32,700	984,270
SEI Investments Company	24,500	1,481,025
Student Loan Corp.	1,600	306,416
SWS Group, Inc.	4,050	106,758
T. Rowe Price Group, Inc. (c)	15,800	735,648
Waddell & Reed Financial, Inc., Class A	15,500	377,890
Washington Mutual, Inc. (a)	66,800	2,877,744
World Acceptance Corp. * (a)	7,400	303,400

		83,035,507
Food & Beverages - 2.60%
Campbell Soup Company	37,600	1,535,208
ConAgra Foods, Inc.	82,200	2,073,906
Corn Products International, Inc.	10,500	335,685
Dean Foods Company *	41,800	1,882,672
General Mills, Inc.	30,500	1,718,980
H.J. Heinz Company	67,200	3,082,464
Hormel Foods Corp.	30,400	1,109,600
Kraft Foods, Inc., Class A (a)	182,800	5,834,976

The accompanying notes are an integral part of the financial statements. 346

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages (continued)
McCormick & Company, Inc.	30,000	$1,148,700
Pepsi Bottling Group, Inc.	71,300	2,210,300
Performance Food Group Company * (a)	25,800	760,326
Sara Lee Corp.	90,500	1,489,630
Sysco Corp.	98,500	3,246,560
The Coca-Cola Company	205,000	9,569,400
Tyson Foods, Inc., Class A	147,700	2,695,525

		38,693,932
Furniture & Fixtures - 0.23%
American Woodmark Corp. (a)	8,300	329,842
Ethan Allen Interiors, Inc. (a)	27,500	1,013,650
Furniture Brands International, Inc. (a)	43,700	700,948
Kimball International, Inc., Class B	2,200	46,266
La-Z-Boy, Inc. (a)	20,800	286,208
Leggett & Platt, Inc.	43,000	1,024,260

		3,401,174
Gas & Pipeline Utilities - 0.01%
NiSource, Inc.	6,000	142,740
Healthcare Products - 3.74%
Baxter International, Inc.	43,200	2,160,432
Beckman Coulter, Inc.	10,400	667,264
Becton, Dickinson & Company	58,600	4,453,014
Biomet, Inc.	49,900	2,112,267
C.R. Bard, Inc.	13,600	1,085,280
DENTSPLY International, Inc.	24,400	769,576
IDEXX Laboratories, Inc. *	7,600	654,968
Johnson & Johnson	569,900	35,932,195
Patterson Companies, Inc. *	16,900	564,122
PSS World Medical, Inc. *	6,500	134,810
Respironics, Inc. *	3,300	135,201
Stryker Corp.	42,700	2,648,254
Varian Medical Systems, Inc. *	2,800	128,660
Zimmer Holdings, Inc. *	50,100	4,224,933

		55,670,976
Healthcare Services - 3.89%
AMERIGROUP Corp. *	11,800	390,344
Apria Healthcare Group, Inc. * (a)	14,000	445,900
Cardinal Health, Inc.	187,800	13,162,902
Caremark Rx, Inc.	21,900	1,348,821
Covance, Inc. *	4,400	271,304
Express Scripts, Inc. *	98,100	7,397,721
Health Net, Inc. * (a)	24,800	1,326,056
Kindred Healthcare, Inc. * (a)	16,300	536,596
Laboratory Corp. of America Holdings *	10,500	837,375
Lincare Holdings, Inc. *	49,100	1,917,355
McKesson Corp.	215,500	12,016,280
National Healthcare Corp. (a)	1,100	60,258
Quest Diagnostics, Inc.	109,800	5,601,996
UnitedHealth Group, Inc.	236,000	12,319,200
Weight Watchers International, Inc. (a)	4,900	231,525

		57,863,633

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Holdings Companies/Conglomerates - 0.16%
Textron, Inc.	18,000	$1,661,220
United Industrial Corp. (a)	13,000	701,350

		2,362,570
Homebuilders - 0.65%
Beazer Homes USA, Inc. (a)	11,600	457,736
Centex Corp.	22,800	1,057,008
D.R. Horton, Inc.	38,800	984,356
Hovnanian Enterprises, Inc., Class A * (a)	5,600	174,160
KB Home (a)	11,600	575,360
Lennar Corp., Class A	20,900	1,029,116
M.D.C. Holdings, Inc. (a)	6,000	306,360
M/I Homes, Inc. (a)	28,700	902,041
Meritage Homes Corp. * (a)	2,600	100,750
NVR, Inc. * (a)	1,800	1,218,600
Pulte Homes, Inc.	47,200	1,395,232
Ryland Group, Inc. (a)	12,600	606,942
Standard Pacific Corp. (a)	28,300	722,499
Toll Brothers, Inc. * (a)	4,100	122,426

		9,652,586
Hotels & Restaurants - 1.90%
Applebee's International, Inc.	50,500	1,290,780
Brinker International, Inc.	51,050	1,736,211
CBRL Group, Inc. (a)	23,500	1,096,510
Choice Hotels International, Inc.	15,800	592,342
CKE Restaurants, Inc.	7,600	146,832
Darden Restaurants, Inc.	8,300	339,968
Jack in the Box, Inc. *	24,200	1,653,828
Marriott International, Inc., Class A	34,300	1,643,313
McDonald's Corp.	57,900	2,531,388
Papa Johns International, Inc. *	41,800	1,234,354
Ruby Tuesday, Inc. (a)	37,100	1,087,030
Starbucks Corp. *	426,200	13,169,580
Wendy's International, Inc. (a)	4,200	134,778
Yum! Brands, Inc.	27,900	1,616,526

		28,273,440
Household Appliances - 0.20%
The Toro Company	3,100	162,905
Whirlpool Corp. (a)	31,800	2,805,078

		2,967,983
Household Products - 0.38%
Blyth, Inc.	31,400	643,700
Energizer Holdings, Inc. *	14,100	1,211,472
Newell Rubbermaid, Inc.	71,700	2,195,454
Select Comfort Corp. * (a)	30,550	566,092
The Clorox Company	17,400	1,102,464

		5,719,182
Industrial Machinery - 1.08%
AGCO Corp. * (a)	30,700	1,112,875
Caterpillar, Inc.	29,900	1,926,158
Cummins, Inc.	10,900	1,468,012
The accompanying notes are an integral part of the financial statements. 347

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery (continued)
Deere & Company	27,800	$3,014,076
Graco, Inc.	14,300	579,293
Lincoln Electric Holdings, Inc. (a)	20,000	1,248,000
Middleby Corp. * (a)	3,000	330,840
NACCO Industries, Inc., Class A	2,400	308,232
Parker-Hannifin Corp.	20,100	1,656,039
Rofin Sinar Technologies, Inc. *	3,000	180,420
Tennant Company	5,600	172,368
Valmont Industries, Inc. (a)	6,600	374,352
W.W. Grainger, Inc.	47,100	3,633,765

		16,004,430
Industrials - 0.12%
Crane Company	21,700	826,553
Fastenal Company (a)	26,900	948,763
Lawson Products, Inc.	1,700	66,623

		1,841,939
Insurance - 5.00%
AFLAC, Inc.	253,700	11,974,640
Allstate Corp.	147,400	8,852,844
Ambac Financial Group, Inc.	54,100	4,741,324
American Financial Group, Inc. (a)	28,200	987,000
Aon Corp.	53,900	2,029,335
Brown & Brown, Inc. (a)	52,100	1,466,615
Chubb Corp.	60,900	3,108,945
CIGNA Corp.	4,100	584,250
Cincinnati Financial Corp.	8,200	354,404
CNA Surety Corp. *	1,500	29,610
Commerce Group, Inc. (a)	25,900	742,553
Erie Indemnity Company., Class A (a)	5,500	296,505
First American Corp.	30,200	1,423,930
Hanover Insurance Group, Inc.	9,100	427,427
Harleysville Group, Inc.	3,700	120,287
LandAmerica Financial Group, Inc. (a)	15,400	1,071,378
Lincoln National Corp.	43,983	2,997,441
Markel Corp. *	800	383,080
MBIA, Inc.	30,100	2,000,747
MGIC Investment Corp. (a)	44,800	2,703,680
National Western Life Insurance Company,
Class A *	900	205,146
Nationwide Financial Services, Inc., Class A	12,100	648,560
Old Republic International Corp.	98,775	2,204,658
PMI Group, Inc.	72,500	3,398,075
Presidential Life Corp.	10,100	206,242
Progressive Corp.	239,000	5,480,270
Protective Life Corp.	20,800	923,728
Radian Group, Inc.	26,900	1,545,405
SAFECO Corp.	7,900	527,088
Stancorp Financial Group, Inc.	4,000	192,800
Stewart Information Services Corp.	12,500	507,500
The Travelers Companies, Inc. *	24,800	1,258,848
Torchmark Corp.	87,900	5,618,568

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Transatlantic Holdings, Inc.	7,000	$462,700
Triad Guaranty, Inc. * (a)	10,200	463,692
Universal American Financial Corp. * (a)	2,900	55,651
UnumProvident Corp. (a)	102,300	2,190,243
W.R. Berkley Corp.	69,800	2,275,480

		74,460,649
International Oil - 7.38%
Anadarko Petroleum Corp.	143,600	5,777,028
Chevron Corp.	105,400	7,231,494
ConocoPhillips	11,700	765,414
Exxon Mobil Corp.	1,339,800	96,036,864

		109,810,800
Internet Software - 0.01%
WebMethods, Inc. *	20,700	140,553
Leisure Time - 0.79%
International Game Technology	120,600	4,974,750
Polaris Industries, Inc. (a)	6,700	320,863
Walt Disney Company	189,300	6,485,418

		11,781,031
Life Sciences - 0.08%
Pharmaceutical Product Development, Inc.	14,800	470,492
Waters Corp. *	13,900	754,214

		1,224,706
Liquor - 0.85%
Anheuser-Busch Companies, Inc.	244,000	11,975,520
Brown Forman Corp., Class B (a)	9,300	609,150

		12,584,670
Manufacturing - 2.52%
Acuity Brands, Inc.	15,000	831,000
Carlisle Companies, Inc.	8,200	714,548
Danaher Corp.	134,000	9,599,760
Eaton Corp.	35,600	2,883,956
Harley-Davidson, Inc. (a)	148,300	9,772,970
Illinois Tool Works, Inc.	229,900	11,885,830
Kaydon Corp. (a)	9,000	390,330
Nordson Corp.	12,900	629,262
Rockwell Automation, Inc.	13,500	838,215

		37,545,871
Medical-Hospitals - 0.12%
Manor Care, Inc.	16,000	857,280
Universal Health Services, Inc., Class B	15,600	902,616

		1,759,896
Metal & Metal Products - 0.24%
Commercial Metals Company	14,700	404,838
Metal Management, Inc.	15,000	600,600
Mueller Industries, Inc.	12,000	357,600
Reliance Steel & Aluminum Company	25,200	1,150,632
Southern Copper Corp. (a)	12,800	901,120

The accompanying notes are an integral part of the financial statements. 348

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metal & Metal Products (continued)
Timken Company	7,300	$208,634

		3,623,424
Mining - 0.01%
AMCOL International Corp. (a)	5,400	153,090
Mobile Homes - 0.17%
Thor Industries, Inc. (a)	43,800	1,832,592
Winnebago Industries, Inc. (a)	23,600	767,472

		2,600,064
Office Furnishings & Supplies - 0.21%
Avery Dennison Corp.	21,700	1,442,182
HNI Corp. (a)	3,600	180,000
IKON Office Solutions, Inc.	37,100	518,658
Office Depot, Inc. *	25,800	860,688
OfficeMax, Inc.	2,800	145,320

		3,146,848
Paper - 0.12%
International Paper Company	40,500	1,458,405
Smurfit-Stone Container Corp. *	22,500	277,650

		1,736,055
Pharmaceuticals - 11.97%
Abbott Laboratories	146,900	8,023,678
AmerisourceBergen Corp.	182,800	9,628,076
Barr Pharmaceuticals, Inc. *	28,100	1,489,300
Bristol-Myers Squibb Company	101,700	2,683,863
Forest Laboratories, Inc. *	330,700	17,117,032
King Pharmaceuticals, Inc. *	75,600	1,409,940
Medicis Pharmaceutical Corp., Class A (a)	3,600	130,896
Merck & Company, Inc.	1,528,800	67,511,808
Pfizer, Inc.	2,809,500	70,125,120

		178,119,713
Plastics - 0.01%
Spartech Corp.	6,400	169,472
Publishing - 0.64%
Consolidated Graphics, Inc. *	2,800	199,528
Gannett Company, Inc.	121,500	7,443,090
McGraw-Hill Companies, Inc.	14,600	943,306
Tribune Company (a)	19,200	576,576
Valassis Communications, Inc. *	18,000	299,520

		9,462,020
Railroads & Equipment - 0.28%
Burlington Northern Santa Fe Corp.	20,900	1,655,071
CSX Corp.	28,100	1,058,527
Norfolk Southern Corp.	14,000	663,600
Union Pacific Corp.	8,600	848,218

		4,225,416
Real Estate - 0.07%
American Home Mortgage Investment Corp.,
REIT (a)	8,400	229,740
Annaly Capital Management, Inc., REIT	10,100	141,602

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Impac Mortgage Holdings, Inc., REIT (a)	17,700	$116,466
iStar Financial, Inc., REIT	2,800	133,980
New Century Financial Corp., REIT (a)	13,700	209,610
Redwood Trust, Inc., REIT	4,200	226,800

		1,058,198
Retail Grocery - 1.09%
Ingles Markets, Inc.	7,600	290,168
Nash-Finch Company (a)	13,000	390,780
Ruddick Corp.	6,400	181,312
Safeway, Inc.	154,400	5,337,608
Smart & Final, Inc. *	4,100	87,945
SUPERVALU, Inc.	23,990	886,670
The Kroger Company	354,200	9,092,314

		16,266,797
Retail Trade - 13.23%
Aeropostale, Inc. *	4,400	161,216
American Eagle Outfitters, Inc.	44,200	1,372,410
Bed Bath & Beyond, Inc. *	127,200	5,074,008
Best Buy Company, Inc.	33,700	1,566,039
Cato Corp., Class A	2,100	45,906
Costco Wholesale Corp.	106,800	5,969,052
Dollar General Corp.	21,500	362,920
Dollar Tree Stores, Inc. *	19,600	668,556
Family Dollar Stores, Inc.	58,900	1,706,333
First Cash Financial Services, Inc. *	16,400	368,672
Fossil, Inc. * (a)	35,100	944,892
Gap, Inc.	66,800	1,281,892
Home Depot, Inc.	1,290,500	51,103,800
Kohl's Corp. *	170,100	11,735,199
Limited Brands, Inc. (a)	67,500	1,868,400
Lowe's Companies, Inc.	1,066,200	34,715,472
NBTY, Inc. *	24,600	1,197,528
Ross Stores, Inc.	21,000	688,170
Sonic Automotive, Inc. (a)	8,700	255,780
Staples, Inc.	238,300	6,200,566
Steven Madden, Ltd. *	13,100	387,236
Target Corp.	9,500	584,535
The TJX Companies, Inc.	47,600	1,309,000
United Rentals, Inc. * (a)	33,200	948,856
Walgreen Company	90,600	4,050,726
Wal-Mart Stores, Inc.	1,288,500	62,234,550

		196,801,714
Sanitary Services - 0.35%
Ecolab, Inc.	52,700	2,229,210
Waste Management, Inc.	85,500	2,911,275

		5,140,485
Semiconductors - 0.20%
Intel Corp.	137,100	2,721,435
Novellus Systems, Inc. *	8,600	276,920

		2,998,355

The accompanying notes are an integral part of the financial statements. 349

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 1.11%
BEA Systems, Inc. *	82,800	$987,804
BMC Software, Inc. *	23,700	731,382
Citrix Systems, Inc. *	38,800	1,249,360
Intuit, Inc. *	127,200	3,753,672
Macrovision Corp. *	4,600	113,482
Microsoft Corp.	94,700	2,667,699
Oracle Corp. *	415,800	6,831,594
Transaction Systems Architects, Inc., Class A *	6,500	229,450

		16,564,443
Steel - 0.13%
Ryerson, Inc. (a)	12,400	426,560
United States Steel Corp.	17,600	1,559,712

		1,986,272
Telecommunications Equipment &
Services - 0.46%
Polycom, Inc. *	23,500	749,650
QUALCOMM, Inc.	149,400	6,017,832

		6,767,482
Telephone - 3.57%
AT&T, Inc.	945,105	34,779,864
CenturyTel, Inc.	41,800	1,870,550
Verizon Communications, Inc.	440,300	16,480,429

		53,130,843
Tires & Rubber - 0.05%
Goodyear Tire & Rubber Company * (a)	30,200	743,524
Tobacco - 0.55%
Altria Group, Inc.	38,300	3,227,924
Reynolds American, Inc. (a)	22,300	1,361,415
Universal Corp.	7,500	395,025
UST, Inc. (a)	55,200	3,204,912

		8,189,276
Toys, Amusements & Sporting Goods - 0.14%
Mattel, Inc.	78,300	2,036,583
Transportation - 0.82%
C.H. Robinson Worldwide, Inc.	105,200	5,360,992
Expeditors International of Washington, Inc. (a)	129,100	5,790,135
Kirby Corp. *	6,500	237,510
Overseas Shipholding Group, Inc. (a)	8,800	533,104
Saia, Inc. *	9,700	264,228

		12,185,969
Travel Services - 0.07%
Sabre Holdings Corp.	30,100	973,133
Trucking & Freight - 1.94%
Arkansas Best Corp. (a)	24,200	955,174
EGL, Inc. *	14,100	496,461
FedEx Corp.	191,700	21,888,306
Forward Air Corp.	8,000	260,960
J.B. Hunt Transport Services, Inc.	40,800	1,083,648
Landstar Systems, Inc.	24,200	1,081,498

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trucking & Freight (continued)
Old Dominion Freight Lines, Inc. *	12,200	$379,542
Oshkosh Truck Corp.	2,800	150,220
Ryder Systems, Inc.	29,800	1,532,912
Swift Transportation, Inc. * (a)	32,700	1,006,833

		28,835,554

TOTAL COMMON STOCKS (Cost $1,310,688,423)		$1,403,256,573

SHORT TERM INVESTMENTS - 5.90%
State Street Navigator Securities
Lending Prime Portfolio (c)	$87,820,499	$87,820,499

TOTAL SHORT TERM INVESTMENTS
(Cost $87,820,499)		$87,820,499

REPURCHASE AGREEMENTS - 4.18%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$62,179,944 on 03/01/2007,
collateralized by $64,300,000
Federal National Mortgage
Association, 4.25% due
08/15/2010 (valued at
$63,415,875, including interest) (c)	$62,172,000	$62,172,000

TOTAL REPURCHASE AGREEMENTS
(Cost $62,172,000)		$62,172,000

Total Investments (U.S. Multi Sector Fund)
(Cost $1,460,680,922) - 104.39%		$1,553,249,072
Liabilities in Excess of Other Assets - (4.39)%		(65,279,805)

TOTAL NET ASSETS - 100.00%		$1,487,969,267

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.31%
Aerospace - 2.45%
Goodrich Corp.	3,270 $	160,393
Automobiles - 0.97%
Ford Motor Company	8,000	63,360
Banking - 4.25%
Hudson City Bancorp, Inc.	11,160	149,544
Northern Trust Corp.	2,140	129,042

		278,586
Biotechnology - 2.26%
Affymetrix, Inc. *	4,500	115,785
Applera Corp.	1,050	32,424

		148,209
Business Services - 1.91%
Pitney Bowes, Inc.	2,630	125,477

The accompanying notes are an integral part of the financial statements. 350

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Colleges & Universities - 2.03%
Apollo Group, Inc., Class A *	2,820	$133,358
Computers & Business Equipment - 5.29%
Diebold, Inc.	4,250	201,323
Juniper Networks, Inc. *	7,710	145,796

		347,119
Containers & Glass - 2.75%
Sealed Air Corp.	2,800	180,432
Cosmetics & Toiletries - 4.80%
Estee Lauder Companies, Inc., Class A	2,750	131,670
International Flavors & Fragrances, Inc.	3,920	183,456

		315,126
Electrical Utilities - 4.83%
Constellation Energy Group, Inc.	2,160	169,927
Wisconsin Energy Corp.	3,060	146,727

		316,654
Electronics - 1.49%
Flextronics International, Ltd. *	8,941	97,725
Energy - 1.20%
McDermott International, Inc. *	1,630	78,566
Financial Services - 8.13%
A.G. Edwards, Inc.	2,020	129,704
Amvescap PLC	5,590	133,433
Charles Schwab Corp.	6,440	119,011
Lazard, Ltd., Class A	2,940	151,381

		533,529
Food & Beverages - 1.87%
ConAgra Foods, Inc.	4,860	122,618
Gas & Pipeline Utilities - 3.88%
El Paso Corp.	8,590	123,524
NiSource, Inc.	5,510	131,083

		254,607
Healthcare Products - 3.63%
Beckman Coulter, Inc.	2,680	171,949
Owens & Minor, Inc.	2,000	65,940

		237,889
Healthcare Services - 1.85%
HEALTHSOUTH Corp. *	5,070	121,477
Household Products - 1.99%
Newell Rubbermaid, Inc.	4,260	130,441
Industrial Machinery - 1.44%
Cameron International Corp. *	1,670	94,672
Insurance - 10.92%
ACE, Ltd.	2,670	149,947
Allied World Assurance Holdings, Ltd.	3,760	156,754
Aspen Insurance Holdings, Ltd.	4,760	126,140
Conseco, Inc. *	4,620	92,169
Marsh & McLennan Companies, Inc.	5,820	171,225

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Security Capital Assurance, Ltd.	670	$19,926

		716,161
International Oil - 2.62%
Hess Corp.	3,240	171,882
Internet Retail - 1.16%
Amazon.com, Inc. *	1,940	75,932
Investment Companies - 1.24%
Market Vectors Gold Miners ETF *	2,040	81,396
Manufacturing - 1.86%
Snap-on, Inc.	2,430	121,743
Medical-Hospitals - 0.66%
Tenet Healthcare Corp. *	6,340	43,302
Newspapers - 1.68%
Dow Jones & Company, Inc.	3,060	110,344
Office Furnishings & Supplies - 2.13%
Office Depot, Inc. *	4,180	139,445
Pharmaceuticals - 0.65%
Watson Pharmaceuticals, Inc. *	1,610	42,440
Real Estate - 2.69%
KKR Financial Corp., REIT	6,380	176,279
Retail Trade - 2.14%
Rite Aid Corp. *	23,550	140,594
Sanitary Services - 2.36%
Nalco Holding Company *	6,480	154,872
Semiconductors - 2.00%
Linear Technology Corp.	3,950	131,100
Telecommunications Equipment &
Services - 1.75%
Andrew Corp. *	10,840	115,121
Telephone - 2.46%
CenturyTel, Inc.	3,600	161,100
Tobacco - 0.97%
UST, Inc.	1,100	63,866

TOTAL COMMON STOCKS (Cost $5,930,553)		$6,185,815

SHORT TERM INVESTMENTS - 5.72%
Federal National Mortgage Assocation Discount
Notes
zero coupon due 03/01/2007	$375,000	$374,946

TOTAL SHORT TERM INVESTMENTS
(Cost $374,946)		$374,946

Total Investments (Value Fund)
(Cost $6,305,499) - 100.03%		$6,560,761
Liabilities in Excess of Other Assets - (0.03)%		(1,645)

TOTAL NET ASSETS - 100.00%		$6,559,116

The accompanying notes are an integral part of the financial statements. 351

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Value & Restructuring Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.34%
Aerospace - 2.77%
Empresa Brasileira de Aeronautica SA, ADR	117,806	$5,342,502
United Technologies Corp.	70,576	4,631,903

		9,974,405
Air Travel - 2.72%
Copa Holdings SA, Class A	91,227	5,108,712
Gol Linhas Aereas Inteligentes S.A., ADR (a)	165,051	4,692,400

		9,801,112
Broadcasting - 1.96%
CBS Corp., Class B	114,406	3,472,222
XM Satellite Radio Holdings, Inc., Class A * (a)	249,576	3,583,911

		7,056,133
Building Materials & Construction - 0.59%
Eagle Materials, Inc.	45,722	2,117,843
Business Services - 0.53%
MasterCard, Inc., Class A	17,718	1,899,015
Cable and Television - 0.88%
EchoStar Communications Corp., Class A * (a)	77,932	3,164,039
Cellular Communications - 2.90%
America Movil SA de CV, Series L SADR	238,276	10,436,489
Chemicals - 3.75%
Celanese Corp., Series A	180,614	5,161,948
Lanxess AG *	63,722	3,167,430
PPG Industries, Inc.	60,119	3,982,884
Tronox, Inc., Class A (a)	79,080	1,206,761

		13,519,023
Coal - 3.39%
Alpha Natural Resources, Inc. * (a)	140,243	2,023,707
CONSOL Energy, Inc.	193,844	6,914,415
Foundation Coal Holdings, Inc. (a)	65,236	2,147,569
International Coal Group, Inc. * (a)	218,499	1,116,530

		12,202,221
Commercial Services - 0.89%
AerCap Holdings NV *	87,605	2,435,419
Castlepoint Holdings, Ltd. *	72,452	778,859

		3,214,278
Computers & Business Equipment - 1.01%
International Business Machines Corp.	39,260	3,651,573
Cosmetics & Toiletries - 1.03%
Avon Products, Inc.	101,367	3,716,114
Crude Petroleum & Natural Gas - 4.57%
Devon Energy Corp.	107,817	7,084,655
Noble Energy, Inc.	95,664	5,507,377
Pinnacle Gas Resources, Inc. *	28,500	313,500
W&T Offshore, Inc. (a)	118,008	3,542,600

		16,448,132
Drugs & Health Care - 0.61%
Wyeth	44,585	2,181,098

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities - 0.57%
Enel SpA	196,602	$2,053,603
Electronics - 1.03%
Harman International Industries, Inc.	37,258	3,694,503
Energy - 0.44%
Rosetta Resources, Inc. *	85,342	1,567,733
Financial Services - 13.52%
Amvescap PLC	170,419	4,067,901
Capital One Financial Corp.	53,734	4,141,817
CIT Group, Inc.	79,229	4,474,062
Citigroup, Inc.	107,906	5,438,462
Federal Home Loan Mortgage Corp.	76,294	4,896,549
Friedman, Billings, Ramsey Group, Inc. (a)	113,737	771,137
JP Morgan Chase & Company	86,189	4,257,736
Lehman Brothers Holdings, Inc.	73,244	5,368,785
Morgan Stanley	92,980	6,966,062
PNC Financial Services Group, Inc.	54,086	3,965,045
Washington Mutual, Inc. (a)	100,023	4,308,991

		48,656,547
Food & Beverages - 2.10%
ConAgra Foods, Inc.	77,539	1,956,309
Dean Foods Company *	110,392	4,972,056
Vintage Wine Trust, Inc.	88,261	639,892

		7,568,257
Furniture & Fixtures - 0.96%
Leggett & Platt, Inc.	144,891	3,451,304
Gas & Pipeline Utilities - 1.58%
El Paso Corp.	246,140	3,539,493
Spectra Energy Corp.	83,856	2,157,615

		5,697,108
Healthcare Products - 1.34%
Baxter International, Inc.	96,282	4,815,063
Holdings Companies/Conglomerates - 1.45%
Loews Corp.	119,827	5,205,285
Homebuilders - 1.74%
Centex Corp.	135,281	6,271,627
Household Appliances - 2.90%
Black & Decker Corp.	123,761	10,429,339
Household Products - 0.98%
Newell Rubbermaid, Inc.	114,951	3,519,800
Industrial Machinery - 1.27%
AGCO Corp. * (a)	126,076	4,570,255
Insurance - 4.83%
ACE, Ltd.	114,449	6,427,456
Genworth Financial, Inc.	43,000	1,520,910
Marsh & McLennan Companies, Inc.	81,860	2,408,321
MetLife, Inc.	81,595	5,152,724
People's Choice *	116,874	175,311
Primus Guaranty, Ltd. * (a)	135,455	1,716,215

		17,400,937

The accompanying notes are an integral part of the financial statements. 352

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
International Oil - 6.24%
Anadarko Petroleum Corp.	86,400	$3,475,872
ConocoPhillips	119,402	7,811,279
Murphy Oil Corp.	64,649	3,350,111
Petroleo Brasileiro SA, ADR	86,478	7,817,611

		22,454,873
Investment Companies - 1.52%
Apollo Investment Corp.	116,223	2,635,938
MCG Capital Corp. (a)	148,919	2,822,015

		5,457,953
Manufacturing - 2.05%
Rockwell Automation, Inc.	50,075	3,109,157
Tyco International, Ltd.	139,055	4,287,065

		7,396,222
Metal & Metal Products - 1.58%
Southern Copper Corp. (a)	80,894	5,694,938
Mining - 0.62%
Grupo Mexico SA	512,000	2,220,999
Paper - 0.55%
Smurfit-Stone Container Corp. *	160,701	1,983,050
Petroleum Services - 2.39%
PetroHawk Energy Corp. * (a)	169,134	2,024,534
Petroplus Holdings AG *	37,237	2,596,509
Todco, Class A *	117,245	3,995,710

		8,616,753
Pharmaceuticals - 1.88%
AmerisourceBergen Corp.	83,903	4,419,171
Bristol-Myers Squibb Company	88,600	2,338,154

		6,757,325
Railroads & Equipment - 2.03%
Union Pacific Corp.	74,196	7,317,951
Real Estate - 2.05%
DiamondRock Hospitality Company, REIT	163,222	2,952,686
FBR Capital Markets Corp., REIT *	41,000	629,350
Host Hotels & Resorts, Inc., REIT	81,227	2,134,646
Ventas, Inc., REIT	36,694	1,681,686

		7,398,368
Retail Trade - 3.43%
The TJX Companies, Inc.	143,852	3,955,930
United Rentals, Inc. * (a)	187,008	5,344,689
Zale Corp. * (a)	117,987	3,039,345

		12,339,964
Steel - 0.82%
Schnitzer Steel Industries, Inc. (a)	78,656	2,951,960
Telecommunications Equipment &
Services - 1.77%
DataPath, Inc. *	80,000	760,000
Nokia Oyj, SADR	182,458	3,983,058
Plantronics, Inc. (a)	80,346	1,643,879

		6,386,937

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telephone - 3.65%
Harris Corp.	183,552	$9,008,732
Sprint Nextel Corp.	110,296	2,126,507
Windstream Corp.	133,152	2,003,938

		13,139,177
Tobacco - 1.80%
Loews Corp. - Carolina Group	90,151	6,493,576
Transportation - 0.56%
Aries Maritime Transport, Ltd.	47,566	411,921
Arlington Tankers, Ltd. (a)	43,563	1,016,325
Omega Navigation Enterprises, Inc. (a)	41,469	605,033

		2,033,279
Trucking & Freight - 1.09%
Ryder Systems, Inc.	76,411	3,930,582

TOTAL COMMON STOCKS (Cost $305,440,494)		$346,856,743

PREFERRED STOCKS - 1.30%
Chemicals - 0.24%
Celanese Corp. *	22,251	853,882
Financial Services - 1.06%
Ford Motor Company Capital Trust II *	103,675	3,823,534

TOTAL PREFERRED STOCKS (Cost $3,750,988)		$4,677,416

SHORT TERM INVESTMENTS - 12.57%
State Street Navigator Securities
Lending Prime Portfolio (c)	$45,259,715	$45,259,715

TOTAL SHORT TERM INVESTMENTS
(Cost $45,259,715)		$45,259,715

REPURCHASE AGREEMENTS - 0.95%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$3,408,435 on 03/01/2007,
collateralized by $3,455,000
Federal Home Loan Mortgage
Corp., 4.75% due 11/17/2015
(valued at $3,476,594, including
interest) (c)	$3,408,000	$3,408,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,408,000)		$3,408,000

Total Investments (Value & Restructuring Fund)
(Cost $357,859,197) - 111.16%		$400,201,874
Liabilities in Excess of Other Assets - (11.16)%		(40,189,450)

TOTAL NET ASSETS - 100.00%		$360,012,424

The accompanying notes are an integral part of the financial statements. 353

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Vista Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.61%
Advertising - 2.41%
Interpublic Group of Companies, Inc. * (a)	231,200	$2,910,808
Lamar Advertising Company, Class A *	10,900	698,145

		3,608,953
Aerospace - 4.01%
BE Aerospace, Inc. *	174,596	5,271,053
Spirit Aerosystems Holdings, Inc., Class A *	24,905	734,947

		6,006,000
Agriculture - 2.92%
Agrium, Inc.	20,100	772,845
Bunge, Ltd.	9,500	753,920
Monsanto Company	54,200	2,855,798

		4,382,563
Apparel & Textiles - 2.21%
Coach, Inc. *	23,000	1,085,600
Guess?, Inc. (a)	17,900	1,458,492
Phillips-Van Heusen Corp.	13,900	762,276

		3,306,368
Biotechnology - 0.45%
Digene Corp. * (a)	14,400	680,832
Broadcasting - 0.47%
Liberty Global, Inc., Class A * (a)	24,300	699,597
Building Materials & Construction - 4.20%
Aker Kvaerner ASA	23,800	2,762,614
Foster Wheeler, Ltd. *	64,021	3,539,081

		6,301,695
Business Services - 2.69%
Alliance Data Systems Corp. *	55,000	3,286,250
Gartner Group, Inc., Class A *	35,100	742,716

		4,028,966
Cellular Communications - 14.46%
America Movil SA de CV, Series L SADR	64,322	2,817,304
American Tower Corp., Class A *	47,512	1,840,615
Leap Wireless International, Inc. *	81,690	5,519,793
Millicom International Cellular S.A. * (a)	36,000	2,588,400
NII Holdings, Inc. *	125,700	8,904,588

		21,670,700
Chemicals - 0.56%
Terra Industries, Inc. * (a)	48,000	837,600
Computers & Business Equipment - 3.88%
Apple Computer, Inc. *	33,400	2,825,974
Cognizant Technology Solutions
Corp. , Class A *	16,400	1,479,280
Research In Motion, Ltd. *	5,500	773,355
Sigma Designs, Inc. * (a)	26,200	738,578

		5,817,187
Correctional Facilities - 0.75%
Corrections Corp. of America *	21,500	1,125,740
Electrical Utilities - 1.82%
Allegheny Energy, Inc. *	16,500	779,460

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
Quanta Services, Inc. * (a)	84,263	$1,954,059

		2,733,519
Electronics - 4.30%
Daktronics, Inc. (a)	11,984	319,613
Mentor Graphics Corp. * (a)	43,137	728,584
Thermo Electron Corp. *	119,300	5,400,711

		6,448,908
Energy - 1.48%
McDermott International, Inc. *	45,932	2,213,922
Financial Services - 4.86%
Ameriprise Financial, Inc.	50,200	2,934,692
IntercontinentalExchange, Inc. *	9,100	1,372,735
SEI Investments Company	49,200	2,974,140

		7,281,567
Healthcare Products - 1.23%
Zimmer Holdings, Inc. *	21,924	1,848,851
Healthcare Services - 3.33%
Express Scripts, Inc. *	14,600	1,100,986
Laboratory Corp. of America Holdings * (a)	20,300	1,618,925
Medco Health Solutions, Inc. *	21,900	1,480,659
WellCare Health Plans, Inc. *	9,600	788,256

		4,988,826
Hotels & Restaurants - 0.50%
Home Inns & Hotels Management, Inc., ADR * (a)	17,694	747,572
Household Products - 0.97%
Newell Rubbermaid, Inc.	23,900	731,818
Tempur-Pedic International, Inc. (a)	29,000	721,810

		1,453,628
Industrial Machinery - 4.72%
AGCO Corp. * (a)	62,500	2,265,625
Alstom RGPT *	9,400	1,136,090
Cameron International Corp. *	12,600	714,294
Deere & Company	6,900	748,098
Terex Corp. * (a)	12,000	790,080
The Manitowoc Company, Inc.	24,200	1,420,540

		7,074,727
Industrials - 0.51%
ABB, Ltd.	45,200	758,277
Insurance - 0.49%
American Financial Group, Inc. (a)	20,950	733,250
Internet Service Provider - 0.99%
Equinix, Inc. * (a)	17,900	1,479,793
Internet Software - 1.69%
Akamai Technologies, Inc. *	27,112	1,398,166
Digital River, Inc. * (a)	20,500	1,135,495

		2,533,661
Leisure Time - 4.95%
Blockbuster, Inc., Class A * (a)	115,900	769,576

The accompanying notes are an integral part of the financial statements. 354

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Time (continued)
International Game Technology	35,400	$1,460,250
Las Vegas Sands Corp. *	47,100	4,063,788
WMS Industries, Inc. * (a)	30,100	1,126,643

		7,420,257
Life Sciences - 0.48%
Waters Corp. *	13,200	716,232
Manufacturing - 0.49%
General Cable Corp. * (a)	14,600	729,270
Metal & Metal Products - 4.71%
Precision Castparts Corp.	77,645	7,063,366
Petroleum Services - 1.91%
Acergy SA *	52,100	983,155
Core Laboratories N.V. *	14,495	1,143,366
TETRA Technologies, Inc. * (a)	33,000	733,590

		2,860,111
Pharmaceuticals - 2.62%
Celgene Corp. *	2,771	147,694
Shire PLC	178,800	3,787,638

		3,935,332
Real Estate - 1.38%
Digital Realty Trust, Inc., REIT	23,200	919,648
Jones Lang LaSalle, Inc., REIT	10,800	1,143,180

		2,062,828
Retail Grocery - 0.50%
Safeway, Inc.	21,800	753,626
Retail Trade - 3.05%
Big Lots, Inc. * (a)	33,600	841,008
GameStop Corp., Class A * (a)	56,800	2,977,456
Urban Outfitters, Inc. * (a)	30,700	761,974

		4,580,438
Semiconductors - 2.06%
MEMC Electronic Materials, Inc. *	60,000	3,094,200
Software - 1.58%
Activision, Inc. *	68,600	1,146,992
THQ, Inc. *	38,100	1,227,201

		2,374,193
Steel - 0.56%
Allegheny Technologies, Inc.	8,200	840,090
Telecommunications Equipment &
Services - 3.27%
SAVVIS, Inc. * (a)	16,600	713,302
SBA Communications Corp. *	155,488	4,193,511

		4,906,813
Toys, Amusements & Sporting Goods - 2.66%
Nintendo Company, Ltd.	15,000	3,994,420
Transportation - 0.49%
American Commercial Lines, Inc. * (a)	20,282	732,789

TOTAL COMMON STOCKS (Cost $120,897,396)		$144,826,667

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 15.59%
State Street Navigator Securities
Lending Prime Portfolio (c)	$23,378,381	$23,378,381

TOTAL SHORT TERM INVESTMENTS
(Cost $23,378,381)		$23,378,381

REPURCHASE AGREEMENTS - 1.99%
Repurchase Agreement with State
Street Corp. dated 02/28/2007 at
4.60% to be repurchased at
$2,979,381 on 03/01/2007,
collateralized by $2,980,000
Federal National Mortgage
Association, 5.40% due
04/13/2009 (valued at $3,039,600,
including interest)	$2,979,000	$2,979,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,979,000)		$2,979,000

Total Investments (Vista Fund)
(Cost $147,254,777) - 114.19%		$171,184,048
Liabilities in Excess of Other Assets - (14.19)%		(21,273,220)

TOTAL NET ASSETS - 100.00%		$149,910,828

Footnotes
Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements. 355

John Hancock Funds II

Portfolio of investments — February 28, 2007 (Unaudited)
(showing percentage of total net assets)

Key to Currency Abbreviations	^ Non-Income Producing, issuer is in bankruptcy and is in default of interest payments

ARS	- Argentine Peso	*	Non-Income Producing
AUD	- Australian Dollar	(a)	All or a portion of this security was out on loan
BRL	- Brazilian Real
CAD	- Canadian Dollar	(b)	Floating Rate Note
CHF	- Swiss Franc	(c)	Investment is an affiliate of the Trust's subadvisor or custodian bank
COP	- Colombian Peso	(d)	Principal amount of security is adjusted for inflation
CZK	- Czech Koruna	(e)	Security Fair Valued on February 28, 2007
DKK	- Danish Krone	(f)	Term Loan
EUR	- European Currency	(g)	Security represents the underlying municipal obligation of an inverse
FIM	- Finnish Markka		floating rate obligation held by the Fund.
FRF	- French Franc	(h)	REIT
DEM	- German Deutsche Mark
		**	Purchased on a forward commitment
GBP	- British Pound
GRD	- Greek Drachma	***	At February 28, 2007, all or a portion of this security was pledged to
HKD	- Hong Kong Dollar		cover forward commitments purchased and securities sold short.
HUF	- Hungarian Forint	****	At February 28, 2007, all or a portion of this security was pledged to
IDR	- Indonesian Rupiah		cover margin requirements for open futures contracts.
ILS	- Israeli Shekel
INR	- Indian Rupee
ITL	- Italian Lira
IEP	- Irish Punt
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NLG	- Netherlands Guilder
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
OTC	- Over The Counter
PCL	- Public Company Limited
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor's Depositary Receipts
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security

The accompanying notes are an integral part of the financial statements. 356

John Hancock Funds II

Notes to Financial Statements (Unaudited)

1. ORGANIZATION OF THE TRUST The John Hancock Funds II (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the ‘“1940 Act”), as amended, as an open-end investment management company. It is a series company, which means it has multiple Funds, each with a stated investment objective that it pursues through separate investment policies.

The Trust currently offers seventy separate investment funds, fifty-six of which are as follows. The five Lifestyle Portfolios and nine Lifecycle Portfolios are covered in separate reports.

Absolute Return	International Opportunities	Small Cap Index
Active Bond	International Small Cap	Small Cap Opportunities
All Cap Core	International Small Company	Small Company
All Cap Growth	International Value	Small Company Growth
All Cap Value	Investment Quality Bond	Small Company Value
Blue Chip Growth	Large Cap	Special Value
Capital Appreciation	Large Cap Value	Spectrum Income
Core Bond	Mid Cap Index	Strategic Bond
Core Equity	Mid Cap Stock	Strategic Income
Emerging Growth	Mid Cap Value	Total Bond Market
Emerging Small Company	Mid Cap Value Equity	Total Return
Equity-Income	Natural Resources	U.S. Global Leaders Growth
Fundamental Value	Quantitative All Cap	U.S. Government Securities
Global Bond	Quantitative Mid Cap	U.S. High Yield Bond
Global Real Estate	Quantitative Value	U.S. Multi Sector
High Income	Real Estate Equity	Value
High Yield	Real Estate Securities	Value & Restructuring
Index 500	Real Return Bond	Vista
International Equity Index	Small Cap

Each of the Funds, with the exception of Absolute Return, Core Equity, Global Bond, Global Real Estate, Natural Resources, Real Estate Equity, Real Estate Securities, Real Return Bond, U.S. Global Leaders Growth and U.S. Multi Sector, is diversified for purposes of the 1940 Act.

On January 18, 2007, the Board of Trustees approved a change in the fiscal year end of the five Lifestyle Portfolios from August 31 to December 31.

The Absolute Return Portfolio operates as a “fund of funds,” investing in Class NAV shares of underlying funds of the Trust and John Hancock Funds III (“JHF III”) and also in other affiliated funds of the John Hancock funds complex. The Portfolio may also invest in unaffiliated underlying funds and other permitted investments.

John Hancock Investment Management Services, LLC (“JHIMS” or the “Adviser”), a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”), serves as investment adviser for the Trust and John Hancock Funds, LLC (the “Distributor”), an affiliate of the Adviser, serves as principal underwriter. John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock USA. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufactures Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

The JHF III funds are retail mutual funds advised by JHIMS and distributed by the Distributor.

At February 28, 2007, John Hancock USA owned 513,173 and 502,104 shares of beneficial interest of Absolute Return and Quantitative All Cap, respectively.

The funds described in this report offer six classes of shares. Class A, Class B and Class C shares are offered by the Absolute Return Portfolio and Quantitative All Cap, Class I shares are offered by Quantitative All Cap, Class 1 shares are offered by all Funds with the exception of All Cap Core, Global Real Estate, High Income, Index 500, International Equity Index, International Small Company, Mid Cap Index, Mid Cap Value Equity, Quantitative All Cap, Real Estate Equity, Small Cap Index, Small Company Growth, Spectrum Income, Strategic Income, Total Bond Market, U.S. Multi Sector, Value, Value & Restructuring and Vista. Class NAV shares are offered by each Fund except the Absolute Return Portfolio, Quantitative All Cap and Real Estate Securities. Class A, B, and C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class NAV shares are sold to Absolute Return Portfolio, Lifestyle Portfolios, Lifecycle Portfolios and to certain institutional investors. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Payment Made By Affiliate The payment made by the Adviser to the Special Value Fund results from a compliance error under the name test rule. The fund is required to invest at least 80% of its net assets, at the time of purchase, in companies that fall within the market capitalization range of the Russell 2000 Value Index. In August 2006, the fund purchased securities that did not meet the market capitalization requirement at the time of purchase. The offending securities and transactions were later sold which resulted in a loss to the fund of $99,465. This loss was fully reimbursed by the Adviser.

Reorganization On November 30, 2006, the shareholders of Mid Cap Core and Strategic Value Funds voted to approve an Agreement and Plan of Reorganization (the “Agreement”) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of Mid Cap Core and Strategic Value Funds (the “Transferor Funds”) in exchange for a representative amount of shares of Mid Cap Index and Large Cap Value Funds, respectively (the “Acquiring Funds”); (b) the liquidation of the Transferor Funds; and (c) the distribution to Transferor Funds shareholders of such Acquiring Fund shares. Based upon the opinion of tax counsel, these reorganizations did not qualify as tax-free reorganizations for federal income tax purposes and, accordingly, were treated as taxable transactions. The Acquiring Funds did not recognize gain or loss upon the receipt of the Transferor Funds. The expenses of the reorganizations were borne by the Transferor Funds and the Acquiring Funds. The effective time of the reorganizations occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on December 1, 2006.

John Hancock Funds II

Notes to Financial Statements (Unaudited)

ORGANIZATION OF THE TRUST, CONTINUED
		Acquired	Shares	Acquiring Fund	Acquiring Fund
		Net asset value of the	Issued by	Net Assets Prior	Total Net Assets
Acquiring Fund	Transferor Fund	Transferor Fund	Acquiring Fund	to Combination	After Combination

Mid Cap Index	Mid Cap Core	$163,552,888	8,231,147	$356,718,215	$520,271,103
		Acquired	Shares	Acquiring Fund	Acquiring Fund
		Net asset value of the	Issued by	Net Assets Prior	Total Net Assets
Acquiring Fund	Transferor Fund	Transferor Fund	Acquiring Fund	to Combination	After Combination

Large Cap Value	Strategic Value	$76,270,877	3,086,640	$386,607,185	$462,878,062

2. SIGNIFICANT ACCOUNTING POLICIES In the preparation of the financial statements the Funds follow the policies described below. The preparation of finan-cial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security Valuation The net asset value of the shares of each Fund is determined daily as of the close of the NYSE, normally at 4:00 p.m. Eastern time. Investments by the Absolute Return Portfolio in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation policies, as outlined in the underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in State Street Navigator Securities Lending Prime Portfolio are valued at their net asset value each business day. All other securities held by the Funds and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the NYSE, the Funds will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for all Funds that invest in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of such Funds will be recommended to the Trust’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of a Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase Agreements Each Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(1) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

(2) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies and the U. S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of the United States.

Security Transactions and Related Investment Investment security transactions in the underlying funds and other securities are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded by the underlying funds on the ex-dividend date. Distributions from the underlying funds are recorded on the ex-dividend date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date as the Fund becomes aware of such dividends, net of all taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based upon the principal value, which is adjusted for inflation. Principal of inflation index protected securities is increased or decreased by the rate of change in the Consumer Price Index. Interest income includes accretion of discounts and amortization of premiums as well as accretion or amortization of principal of inflation index protected securities.

From time to time, certain of the Funds may invest in Real Estate Investment Trusts (“REITs”) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Funds use specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-Class Operations All income, expenses (except class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense Allocation Expenses not directly attributable to a particular Fund or share class are allocated based on the relative share of net assets of each Fund or share class at the time the expense was incurred. Class-specific expenses, such as Distribution (Rule 12b-1) fees are accrued daily and charged directly to the respective share classes. Expenses in the Absolute Return Portfolio’s Statement of Operations reflect the expenses of the Fund and do not include any indirect expenses related to the underlying funds. Because the underlying funds have varied expense levels and the Absolute Return Portfolio may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the Absolute Return Portfolio will vary.

Purchased and Written Options All Funds described in this Semiannual Report, may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio), securities indices, currencies and futures contracts.

When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When a Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If a Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Funds may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Written options for the six months ended February 28, 2007 were as follows:

Number of Contracts/
	Notional Amount	Premiums Received

Global Bond
Outstanding, beginning of period	2,827,800,454	$2,493,828
Options written	225,800,280	2,412,905
Option closed	(199,900,423)	(1,878,855)
Options expired	(2,607,800,311)	(371,233)
Outstanding, end of period	245,900,000	$2,656,645

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Number of Contracts/
	Notional Amount	Premiums Received

High Income
Outstanding, beginning of period	1,000	$517,604
Option closed	(1,000)	(517,604)
Outstanding, end of period	—	—

Real Return Bond
Outstanding, beginning of period	41,000,000	$331,920
Options written	53,400,546	343,122
Option closed	(14,000,000)	(72,800)
Options expired	(67,400,366)	(406,457)
Outstanding, end of period	13,000,180	$195,785

Strategic Bond
Outstanding, beginning of period	741	$233,474
Options written	3,444	1,923,506
Option closed	(1,230)	(585,479)
Options expired	(1,453)	(593,342)
Outstanding, end of period	1,502	$978,159

Strategic Income
Outstanding, beginning of period	—	—
Options written	14,501,027	$208,647
Options expired	(14,500,325)	(140,736)
Outstanding, end of period	702	$67,911

Total Return
Outstanding, beginning of period	277,001,554	$4,098,858
Options written	164,202,158	2,268,057
Option closed	(31,900,824)	(924,911)
Options expired	(12,002,210)	(957,244)
Outstanding, end of period	397,300,678	$4,484,760

U.S. Government Securities
Outstanding, beginning of period	—	—
Options written	7,500,000	$22,266
Option closed	(7,500,000)	(22,266)
Outstanding, end of period	—	—

Value & Restructuring
Outstanding, beginning of period	—	—
Options written	1,377	$347,793
Option closed	(250)	(31,749)
Outstanding, end of period	1,127	$316,044

The following is a summary of open written options outstanding as of February 28, 2007:

			Pay/Receive	Number of Contracts/	Exercise	Expiration
Fund	Name of Issuer	Floating Rate Index	Floating Rate	Notional Amount	Rate/Price	Date	Value

Global Bond	Calls

	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	22,000,000	5.00%	Jul 2007	($182,383)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	37,500,000	4.75%	Jul 2007	(138,024)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	60,400,000	4.90%	Aug 2007	(433,212)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	22,700,000	5.15%	Dec 2007	(364,638)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	52,600,000	5.10%	Feb 2008	(810,109)
	8-Year Interest Rate Swap	6 Month GBP-LIBOR	Receive	8,600,000	4.85%	Jun 2007	(12,183)
	8-Year Interest Rate Swap	6 Month GBP-LIBOR	Receive	3,600,000	4.85%	Jun 2007	(5,543)
	8-Year Interest Rate Swap	6 Month GBP-LIBOR	Receive	4,600,000	4.85%	Jun 2007	(5,255)
	8-Year Interest Rate Swap	6 Month GBP-LIBOR	Receive	7,000,000	4.85%	Sep 2007	(35,000)
	8-Year Interest Rate Swap	6 Month GBP-LIBOR	Receive	3,000,000	4.85%	Sep 2007	(15,000)
	8-Year Interest Rate Swap	6 Month GBP-LIBOR	Receive	9,000,000	4.85%	Sep 2007	(45,000)
	10-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	4,800,000	5.25%	May 2007	(79,392)
	10-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	6,600,000	5.25%	May 2007	(109,164)

				242,400,000			($2,234,903)
	British Telecom			3,500,000	$0.20	Jun 2008	($14,981)

				3,500,000			($14,981)

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
			Pay/Receive	Number of Contracts/	Exercise	Expiration
Fund	Name of Issuer	Floating Rate Index	Floating Rate	Notional Amount	Rate/Price	Date	Value

Real Return Bond	Calls

	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	11,000,000	5.34%	Jun 2007	($195,321)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	2,000,000	5.325%	Jun 2007	(34,437)

				13,000,000			($229,758)
	U.S.Treasury 10-Year Note Futures			90	$108.00	May 2007	($108,281)

				90			($108,281)
	Puts

	U.S.Treasury 10-Year Note Futures			90	$105.00	May 2007	($4,219)

				90			($4,219)

Strategic Bond	Calls

	Eurodollar Futures			10	95.125%	Mar 2007	($63)
	Eurodollar Futures			48	95.25%	Mar 2007	(300)
	Eurodollar Futures			56	134.00%	Mar 2007	(7,700)
	Eurodollar Futures			48	94.875%	Jun 2007	(8,400)
	Eurodollar Futures			1	95.00%	Sep 2007	(425)
	Eurodollar Futures			38	95.25%	Sep 2007	(8,550)
	Japanese Yen Futures			358	88.00%	Mar 2007	(13,425)
	U.S.Treasury 10-Year Note Futures			122	$110.00	May 2007	(47,656)
	U.S.Treasury 10-Year Note Futures			132	109.00	May 2007	(94,875)
	U.S.Treasury 10-Year Note Futures			169	108.00	May 2007	(203,328)
	U.S.Treasury 10-Year Note Futures			17	107.00	May 2007	(31,875)
	U.S.Treasury 30-Year Bond Futures			59	114.00	May 2007	(57,156)
	U.S.Treasury 30-Year Bond Futures			81	115.00	May 2007	(54,422)
	U.S.Treasury 30-Year Bond Futures			21	112.00	May 2007	(40,031)
	U.S.Treasury 30-Year Bond Futures			118	113.00	May 2007	(162,250)
	U.S.Treasury 30-Year Bond Futures			27	116.00	May 2007	(15,474)

				1,305			($745,930)
	Puts

	Eurodollar Futures			23	94.50%	Mar 2007	($144)
	Eurodollar Futures			87	94.625%	Mar 2007	(544)
	U.S.Treasury 10-Year Note Futures			26	$105.00	May 2007	(1,219)
	U.S.Treasury 30-Year Bond Futures			40	109.00	May 2007	(8,750)
	U.S.Treasury 30-Year Bond Futures			21	110.00	May 2007	(7,442)

				197			(18,099)

Strategic Income	Calls

	Silver Standard Resources, Inc.			702	$35	Mar 2007	($59,670)

				702			($59,670)

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
			Pay/Receive	Number of Contracts/	Exercise	Expiration
Fund	Name of Issuer	Floating Rate Index	Floating Rate	Notional Amount	Rate/Price	Date	Value

Total Return	Calls

	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	26,800,000	5.315%	May 2007	($431,307)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	22,000,000	5.30%	May 2007	(349,030)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	23,000,000	5.34%	Jun 2007	(408,398)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	4,000,000	5.325%	Jun 2007	(68,873)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	23,000,000	5.60%	Jun 2007	(646,933)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	62,000,000	5.37%	Jul 2007	(1,204,487)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	12,900,000	4.95%	Jul 2007	(92,395)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	32,000,000	5.00%	Jul 2007	(265,284)
	5-Year Interest Rate Swap	6 Month EUR-EURIBOR	Receive	4,000,000	4.10%	Jul 2007	(25,508)
	5-Year Interest Rate Swap	6 Month EUR-EURIBOR	Receive	9,000,000	4.23%	Jul 2007	(89,036)
	5-Year Interest Rate Swap	6 Month EUR-EURIBOR	Receive	14,000,000	4.10%	Jul 2007	(89,278)
	5-Year Interest Rate Swap	6 Month EUR-EURIBOR	Receive	9,000,000	4.10%	Jul 2007	(57,393)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	19,000,000	4.90%	Aug 2007	(136,276)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	18,000,000	5.01%	Oct 2007	(209,119)
	5-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	36,000,000	5.10%	Feb 2008	(554,448)
	7-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	36,300,000	5.50%	Jul 2007	(1,065,144)
	7-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	14,000,000	4.75%	Jul 2007	(51,529)
	7-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	13,000,000	4.90%	Aug 2007	(93,602)
	7-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	5,000,000	5.00%	Aug 2007	(53,150)
	7-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	10,000,000	4.90%	Aug 2007	(80,750)
	8-Year Interest Rate Swap	3 Month USD-LIBOR	Receive	900,000	4.85%	Jun 2007	(1,275)
	8-Year Interest Rate Swap	6 Month GBP-LIBOR	Receive	2,000,000	4.85%	Jun 2007	(2,833)
	8-Year Interest Rate Swap	6 Month GBP-LIBOR	Receive	1,400,000	4.85%	Jun 2007	(1,983)

				397,300,000			($5,978,031)
	U.S.Treasury 10-Year Note Futures			160	$108.00	Sep 2006	($192,500)
	U.S.Treasury 10-Year Note Futures			95	109.00	May 2007	(68,281)

				255			($260,781)
	Puts

	Eurodollar Futures			40	95.25%	Mar 2007	($58,750)
	Eurodollar Futures			36	94.75%	Mar 2007	(9,225)
	U.S.Treasury 10-Year Note Futures			67	$104.00	May 2007	(1,047)
	U.S.Treasury 10-Year Note Futures			280	105.00	May 2007	(13,125)

				423			($82,147)

Value & Restructuring	Calls

	America Mobil S.A.B. de C.V.			500	$50	May 2007	($33,500)
	Harman International Industries, Inc.			200	105	Apr 2007	(29,000)
	Mastercard, Inc.			177	105	Apr 2007	(115,050)
	Walt Disney Co.			250	45	Jun 2007	(30,000)

				1,127			($207,550)

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of forward volatility options with premiums to be determined on a future date outstanding at February 28, 2007:

		Notional	Unrealized
Fund	Description	Amount	Appreciation (Depreciation)

Global Bond	Call & Put

	U.S. Dollar Forward Delta/Neutral Straddle vs. Japanese Yen	5,300,000	($40,068)
	Strike and premium determined on 3/20/2007,
	based upon implied volatility parameter of 8.45%

	U.S. Dollar Forward Delta/Neutral Straddle vs. Japanese Yen	11,000,000	(87,318)
	Strike and premium determined on 3/20/2007,
	based upon implied volatility parameter of 8.50%

			($127,386)

Real Return Bond	Call & Put

	U.S. Dollar Forward Delta/Neutral Straddle vs. Japanese Yen	13,200,000	($109,771)
	Strike and premium determined on 3/20/2007,
	based upon implied volatility parameter of 8.55%

	U.S. Dollar Forward Delta/Neutral Straddle vs. Japanese Yen	1,800,000	(14,289)
	Strike and premium determined on 3/20/2007,
	based upon implied volatility parameter of 8.50%

			($124,060)

Securities Lending All Funds described in this Semiannual Report with the exception of Absolute Return Portfolio, may lend securities in amounts up to 33 1 / 3 % of each Fund’s total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, marked-to-market to the value of the loaned securities on a daily basis. The Funds may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Fund securities will only be made to firms deemed by the subadvisers to be creditworthy. The Funds receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds the next business day. During the loan period, the Funds continue to retain rights of ownership, including dividends and interest of the loaned securities. As of February 28, 2007, the values of securities loaned, cash and securities collateral were as follows:

Fund	Value of Securities Loaned	Value of Cash Collateral

Active Bond	$50,223,427	$51,250,213
All Cap Core	23,659,563	24,225,970
All Cap Growth	14,604,806	14,944,688
All Cap Value	29,933,268	30,688,662
Blue Chip Growth	43,631,166	44,616,749
Capital Appreciation	32,107,590	32,828,733
Core Bond	33,558,047	34,251,193
Emerging Growth	46,017,215	47,337,033
Equity-Income	66,849,536	68,581,972
Fundamental Value	43,591,263	44,553,317
Global Bond	7,202,497	7,352,700
Global Real Estate	32,545,809	33,976,841
High Income	82,148,402	83,991,284
High Yield	272,155,720	277,797,653
International Equity Index	54,135,921	56,762,844
International Opportunities	59,325,083	61,988,061
International Small Cap	54,228,511	57,095,812
International Small Company	43,219,733	45,571,306
International Value	74,451,909	77,983,903
Investment Quality Bond	27,175,415	27,731,751
Large Cap	15,420,634	15,773,367
Large Cap Value	34,053,206	34,991,538
Mid Cap Index	119,143,961	121,997,699
Mid Cap Stock	90,328,101	92,508,435
Mid Cap Value	20,755,950	21,395,785
Mid Cap Value Equity	26,122,005	26,784,941

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
Fund	Value of Securities Loaned	Value of Cash Collateral

Natural Resources	$56,043,275	$57,316,352
Quantitative Mid Cap	33,097,560	33,876,766
Quantitative Value	51,333,564	52,609,835
Real Estate Equity	41,398,935	42,327,214
Real Estate Securities	19,781,188	20,222,011
Real Return Bond	215,492,163	219,920,939
Small Cap	31,104,704	31,912,649
Small Cap Index	36,536,902	37,575,944
Small Cap Opportunities	69,737,317	71,398,985
Small Company	21,670,887	22,243,976
Small Company Growth	22,861,179	23,426,365
Small Company Value	72,375,737	74,182,776
Special Value	21,655,233	22,197,191
Spectrum Income	125,110,488	127,818,215
Strategic Bond	42,151,865	43,025,836
Strategic Income	81,689,093	83,713,325
Total Return	20,853,399	21,282,615
U.S. Global Leaders Growth	10,843,223	11,071,053
U.S. Government Securities	15,197,285	15,505,830
U.S. High Yield Bond	39,868,509	40,698,135
U.S. Multi Sector	85,699,276	87,820,499
Value & Restructuring	44,160,909	45,259,715
Vista	22,793,125	23,378,381

Floating Rate Notes Issued in Conjunction with Securities Held The Funds sell a fixed-rate bond to a broker for cash. At the same time the Funds buy a residual interest in a trust’s (the “Trust”) assets and cash flows set up by the broker, often referred to as an inverse floating rate obligation (“Inverse Floater”). The broker deposits a fixed-rate bond into the trust with the same CUSIP number as the fixed-rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed-rate bond purchased from the Fund (the “Fixed-Rate Bond”). The Trust also issues floating-rate notes (“Floating-Rate Notes”) which are sold to third-parties. The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed-Rate Bond held by the Trust and the liquidation value of the Floating-Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed-Rate Bond held by the Trust to the Fund, thereby collapsing the Trust. Pursuant to Financial Accounting Standards Statement No. 140 (“FAS 140”), the Funds account for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in their Portfolio of Investments, and accounts for the Floating-Rate Notes as a liability under the caption “payable for floating rate notes issued” in the Fund’s “Statement of Assets and Liabilities”. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. At February 28, 2007, the Funds’ investments were as follows:

	Floating Rate	Range of
Fund	Notes Outstanding	Interest Rates

Global Bond	270,000	3.45% — 3.69%
Total Return	33,000	3.45% — 3.70%
Total Return	3,000,000	3.45% — 3.70%

The Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities. The Funds’ investment policies do not allow the Funds to borrow money for purposes of making investments. Fund Management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from legal borrowing of the Funds to which the restrictions apply. Inverse Floaters held by the Fund are securities exempt from registration under Rules 144A of the Securities Act of 1933.

Interest Expense Interest expense relates to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Funds. Interest expense is recorded as incurred.

Dollar Rolls All Funds described in this Semiannual Report with the exception of Absolute Return Portfolio, may enter into mortgage dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Funds receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. A Fund may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Short Sales Certain of the Funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. The fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. Certain of the funds may also make short sales “against the box.’’ In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, the fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability in the Statement of Assets and Liabilities. Fees incurred to borrow securities for short sales are recorded as interest expense on the Statement of Operations.

Futures All Funds described in this Semiannual Report may purchase and sell financial futures contracts and options on those contracts. The Funds invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Funds.

Upon entering into futures contracts, a Fund is required to deposit with a broker an amount, termed the initial margin, which typically represents a certain percentage of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Fund realizes a gain or loss.

When a Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts as of February 28, 2007:

					Unrealized
Fund	Open Contracts	Number Of Contracts	Position	Expiration Date	Appreciation (Depreciation)

All Cap Core	Russell 2000 Index Futures	4	Long	Mar 2007	($8,817)
	Russell 2000 Mini Index Futures	264	Long	Mar 2007	(191,777)
	S&P 500 Index Futures	52	Long	Mar 2007	(334,030)

					($534,624)

Global Bond	5-Year German Euro-Bobl Futures	137	Long	Mar 2007	($212,072)
	5-Year German Euro-Bobl Futures	381	Long	Jun 2007	(25,204)
	10-Year German Euro-Bund Futures	585	Long	Jun 2007	58,659
	Eurodollar Futures	20	Long	Jun 2007	(3,400)
	Eurodollar Futures	25	Long	Sep 2007	18,125
	Eurodollar Futures	16	Long	Dec 2007	5,400
	Eurodollar Futures	343	Long	Mar 2008	205,800
	Eurodollar Futures	345	Long	Jun 2008	201,000
	Eurodollar Futures	35	Long	Sep 2008	44,625
	Eurodollar Futures	60	Long	Dec 2008	36,875
	Eurodollar Futures	60	Long	Mar 2009	39,125
	Eurodollar Futures	60	Long	Jun 2009	40,938
	Euroyen Futures	1,097	Long	Dec 2007	(23,618)
	Japan 10-Year Government Bond Futures	28	Long	Mar 2007	287,683
	U.S. Treasury 5-Year Note Futures	1,155	Long	Jun 2007	723,763
	U.S. Treasury 10-Year Note Futures	338	Long	Jun 2007	275,281
	U.S. Treasury 30-Year Bond Futures	102	Long	Mar 2007	55,031
	10-Year German Euro-Bund Futures
	Call Option Strike @ EUR 116.50	60	Short	May 2007	(23,021)
	10-Year German Euro-Bund Futures
	Put Option Strike @ EUR 113.50	60	Short	May 2007	9,526

					$1,714,516

Index 500	S&P 500 Index Futures	31	Long	Mar 2007	($250,648)

					($250,648)

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
					Unrealized
Fund	Open Contracts	Number Of Contracts	Position	Expiration Date	Appreciation (Depreciation)

International Equity Index	All Share Index Futures	3	Long	Mar 2007	$13,486
	All Share Index Futures	4	Long	Mar 2007	4,162
	CAC 40 10 Euro Index Futures	10	Long	Mar 2007	7,983
	DAX Index Futures	2	Long	Mar 2007	14,525
	FTSE 100 Index Futures	14	Long	Mar 2007	(7,321)
	Hang Seng Stock Index Futures	1	Long	Mar 2007	(8,055)
	IBEX 35 Index Futures	2	Long	Mar 2007	(16,770)
	MSCI Taiwan Stock Index Futures	6	Long	Mar 2007	2,170
	OMX 30 Stockholm Stock Index Futures	9	Long	Mar 2007	(8,964)
	S&P/Toronto Stock Exchange 60 Index Futures	3	Long	Mar 2007	(666)
	TOPIX Index Futures	10	Long	Mar 2007	127,942

					$128,492
Investment Quality Bond	5-Year German Euro-Bobl Futures	70	Long	Mar 2007	$48,876
	U.S. Treasury 5-Year Note Futures	9	Short	Jun 2007	(6,144)
	U.S. Treasury 10-Year Note Futures	5	Short	Jun 2007	(6,255)

					$36,477

Mid Cap Index	S&P Mid Cap 400 Index Futures	27	Long	Mar 2007	$1,685

					$1,685

Real Return Bond	Eurodollar Futures	65	Long	Mar 2009	$58,500
	Eurodollar Futures	65	Long	Dec 2008	56,063
	Eurodollar Futures	41	Long	Sep 2008	31,262
	Eurodollar Futures	65	Long	Jun 2009	61,750
	Eurodollar Futures	390	Long	Sep 2007	(174,087)
	Eurodollar Futures	333	Long	Dec 2007	11,125
	Eurodollar Futures	120	Long	Jun 2007	(150,825)
	Japan 10-Year Government Bond Futures	33	Long	Mar 2007	141,178
	U.S. Treasury 5-Year Note Futures	50	Long	Jun 2007	34,375
	10-Year German Euro-Bund Futures
	Call Option Strike @ 116.50	66	Short	May 2007	10,915
	10-Year German Euro-Bund Futures
	Put Option Strike @ 113.50	66	Short	May 2007	(17,464)
	Eurodollar Futures	24	Short	Mar 2008	1,950
	Eurodollar Futures	24	Short	Jun 2008	(1,200)
	U.S. Treasury 10-Year Note Futures	322	Short	Jun 2007	65,408
	U.S. Treasury 30-Year Bond Futures	471	Short	Jun 2007	7,361

					$136,311

Small Cap Index	Russell 2000 Index Futures	15	Long	Mar 2007	($44,780)

					($44,780)

Spectrum Income	Canada 10-Year Government Bond Futures	17	Long	Jun 2007	($3,559)
	U.S. Treasury 10-Year Note Futures	34	Long	Jun 2007	20,188
	U.S. Treasury 30-Year Bond Futures	27	Long	Jun 2007	21,309
	10-Year Mini Japan Government Bond Futures	8	Short	Mar 2007	(4,524)
	Canada 10-Year Government Bond Futures	22	Short	Jun 2007	6,386
	U.S. Treasury 10-Year Note Futures	22	Short	Jun 2007	4,391

					$44,191

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

					Unrealized
Fund	Open Contracts	Number Of Contracts	Position	Expiration Date	Appreciation (Depreciation)

Strategic Bond	3-Month Euribor Futures	870	Long	Sep 2007	$195,679
	3-Month LIBOR Futures	280	Long	Mar 2007	84,382
	3-Month LIBOR Futures	20	Long	Mar 2007	6,483
	3-Month LIBOR Futures	34	Long	Sep 2007	15,164
	3-Month LIBOR Futures	20	Long	Sep 2007	4,276
	3-Month LIBOR Futures	62	Long	Mar 2008	(806)
	Eurodollar Futures	15	Long	Mar 2007	(731)
	Eurodollar Futures	5	Long	Jun 2007	2,037
	Japanese Yen Futures	321	Long	Mar 2007	(232,580)
	U.S. Treasury 5-Year Note Futures	78	Long	Jun 2007	38,001
	British Pound Futures	130	Short	Mar 2007	(77,988)
	Eurodollar Futures	6	Short	Mar 2007	(4,530)
	U.S. Treasury 10-Year Note Futures	20	Short	Jun 2007	3,963
	U.S. Treasury 30-Year Bond Futures	4	Short	Jun 2007	(1,450)

					$31,900

Total Return	10-Year German Euro-Bund Futures	28	Long	Jun 2007	($3,474)
	90-Day LIBOR Futures	94	Long	Sep 2007	(96,527)
	90-Day LIBOR Futures	162	Long	Dec 2007	(125,097)
	90-Day LIBOR Futures	86	Long	Mar 2008	(6,205)
	90-Day LIBOR Futures	103	Long	Jun 2008	15,291
	90-Day LIBOR Futures	38	Long	Sep 2008	(30,647)
	90-Day LIBOR Futures	8	Long	Dec 2008	3,923
	Euribor Futures	106	Long	Sep 2007	(3,506)
	Euribor Futures	402	Long	Dec 2007	(5,121)
	Euribor Futures	223	Long	Mar 2008	6,288
	Euribor Futures	136	Long	Jun 2008	11,049
	Euribor Futures	86	Long	Sep 2008	20,722
	Euribor Futures	87	Long	Dec 2008	21,473
	Eurodollar Futures	298	Long	Jun 2007	95,025
	Eurodollar Futures	2,743	Long	Sep 2007	(227,750)
	Eurodollar Futures	3,244	Long	Dec 2007	600,786
	Eurodollar Futures	1,684	Long	Mar 2008	566,171
	Eurodollar Futures	502	Long	Jun 2008	372,713
	Eurodollar Futures	502	Long	Sep 2008	363,338
	Eurodollar Futures	687	Long	Dec 2008	466,863
	Euroyen Futures	252	Long	Sep 2007	30,708
	Euroyen Futures	343	Long	Dec 2007	41,730
	10-Year German Euro-Bund Futures
	Call Option Strike @ EUR 116.00	96	Short	Jun 2007	(44,613)
	10-Year German Euro-Bund Futures
	Call Option Strike @ EUR 117.00	94	Short	Jun 2007	(27,863)
	10-Year German Euro-Bund Futures
	Put Option Strike @ EUR 114.00	190	Short	Jun 2007	59,035
	U.S. Treasury 10-Year Note Futures	33	Short	Mar 2007	(51,563)
	U.S. Treasury 30-Year Bond Futures	302	Short	Jun 2007	4,720

					$2,057,469

U.S. Government Securities	Eurodollar Futures	191	Long	Sep 2007	$126,245
	U.S. Treasury 2-Year Note Futures	43	Long	Jun 2007	30,066
	U.S. Treasury 5-Year Note Futures	408	Long	Jun 2007	300,937
	U.S. Treasury 10-Year Note Futures	11	Short	Mar 2007	(10,196)
	U.S. Treasury 10-Year Note Futures	286	Short	Jun 2007	(186,781)
	U.S. Treasury 30-Year Bond Futures	7	Short	Jun 2007	(12,074)
	U.S. Treasury 30-Year Bond Futures	12	Short	Mar 2007	16,065

					$264,262

U.S. Multi Sector	S&P 500 Index Futures	166	Long	Mar 2007	($1,016,439)

					($1,016,439)

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Swap Contracts All Funds described in this Semiannual Report may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instrument (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional principal amount). The Funds settle accrued net receivable or payable balances under the swap contracts on a periodic basis. Net upfront payments received (paid) by the Funds are included as part of realized gain or loss and net periodic payments accrued, but not yet received (paid) are included in change in the unrealized appreciation/depreciation on the Statement of Operations. The Funds record changes in the value of the swaps as unrealized gains or losses on swap contracts.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain Funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Funds had the following interest rate swap contracts open at February 28, 2007:

						Unrealized
	Notional		Payments Made	Payments Received	Termination	Appreciation
Fund	Amount	Currency	By Fund	By Fund	Date	(Depreciation)

Global Bond
	18,800,000	AUD	6 Month BBR-BBSW	Fixed 6.00%	Jun 2009	($115,181)
	4,900,000	AUD	6 Month BBR-BBSW	Fixed 6.00%	Jun 2009	(30,021)
	18,200,000	AUD	6 Month BBR-BBSW	Fixed 6.00%	Jun 2012	(204,474)
	10,500,000	AUD	Fixed 6.00%	6 Month BBR-BBSW	Jun 2017	126,773
	2,000,000	CAD	Fixed 5.00%	3 Month CBK	Jun 2015	(74,712)
	1,500,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	6,404
	14,600,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	62,324
	27,600,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	117,818
	19,800,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	223,091
	14,400,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	162,248
	13,400,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	150,981
	25,300,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	285,060
	2,000,000	EUR	Fixed 4.00%	6 Month EURIBOR	Jun 2017	43,005
	1,000,000	EUR	6 Month EURIBOR	Fixed 6.00%	Jun 2034	200,949
	13,700,000	EUR	6 Month EURIBOR	Fixed 6.00%	Jun 2034	2,752,999
	500,000	EUR	6 Month EURIBOR	Fixed 6.00%	Jun 2034	100,474
	14,500,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(335,715)
	6,600,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(236,895)
	5,300,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(190,234)
	7,500,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(269,199)
	9,400,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(337,320)
	2,700,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(94,965)
	2,700,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(95,143)
	2,200,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(77,524)
	6,500,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(229,049)
	1,100,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(38,762)
	600,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(21,143)
	12,700,000	GBP	Fixed 4.50%	6 Month LIBOR	Sep 2017	22,522
	5,200,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	55,133
	700,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	7,398
	1,100,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	(6,307)
	2,300,000	GBP	Fixed 4.10%	6 Month LIBOR	Jun 2036	348,744
	75,000,000	HUF	Fixed 7.54%	6 Month EURIBOR	Sep 2016	(11,886)
	202,000,000	HUF	Fixed 7.72%	6 Month EURIBOR	Oct 2016	(54,367)
	175,000,000	HUF	Fixed 7.72%	6 Month EURIBOR	Oct 2016	(38,341)
	39,000,000	HUF	Fixed 7.72%	6 Month EURIBOR	Oct 2016	(8,545)
	23,400,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2008	399,080
	19,490,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	50,830
	2,700,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	7,042
	9,740,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	23,804
	5,900,000,000	JPY	Fixed 1.50%	6 Month LIBOR	Dec 2010	(624,330)
	4,100,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2013	(1,157,028)
	3,480,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2013	(982,064)

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
						Unrealized
	Notional		Payments Made	Payments Received	Termination	Appreciation
Fund	Amount	Currency	By Fund	By Fund	Date	(Depreciation)

Global Bond
	1,300,000,000	JPY	Fixed 1.98%	6 Month LIBOR	Sep 2016	($283,561)
	11,000,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.72%	Sep 2016	20,663
	22,000,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.72%	Sep 2016	41,198
	27,000,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.90%	Sep 2016	78,463
	9,000,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.84%	Sep 2016	22,841
	2,000,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.84%	Sep 2016	5,075
	99,800,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.17%	Nov 2016	(145,876)
	5,500,000	USD	Fixed 0.288%	CMS	Dec 2007	54,269
	9,200,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2012	(19,020)
	24,300,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2012	(50,238)
	77,200,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2012	(159,603)
	18,800,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2014	10,930
	1,500,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2014	872
	1,300,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2014	756
	6,000,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	41,677
	4,700,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	32,647
	45,200,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	313,968
	23,700,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	164,625
	2,500,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	17,366
	2,500,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	17,366
	2,300,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(79,103)
	6,300,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(216,674)
	13,100,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(450,544)
	5,100,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(175,403)

						($843,832)

Real Return Bond
	2,300,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2010	$4,686
	13,800,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2010	23,198
	3,500,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2010	4,638
	1,400,000	AUD	6 Month BBR-BBSW	Fixed 6.50%	Jan 2010	1,855
	2,500,000	CAD	3 Month BA-CDOR	Fixed 5.50%	Jun 2035	282,745
	1,300,000	CAD	3 Month BA-CDOR	Fixed 5.50%	Jun 2035	147,066
	2,200,000	EUR	FRCPXTOB	Fixed 2.04%	Feb 2011	24,579
	2,300,000	EUR	FRCPXTOB	Fixed 2.095%	Oct 2011	31,987
	2,700,000	EUR	FRCPXTOB	Fixed 2.0275%	Oct 2011	27,983
	3,600,000	EUR	FRCPXTOB	Fixed 1.9875%	Dec 2011	460
	2,800,000	EUR	FRCPXTOB	Fixed 1.9725%	Dec 2011	(250)
	1,300,000	EUR	FRCPXTOB	Fixed 1.97625%	Dec 2011	(876)
	5,500,000	EUR	FRCPXTOB	Fixed 2.1375%	Jan 2016	42,293
	1,600,000	EUR	FRCPXTOB	Fixed 2.35%	Oct 2016	8,587
	1,600,000	EUR	Fixed 2.275%	FRCPXTOB	Oct 2016	(3,356)
	1,500,000	EUR	FRCPXTOB	Fixed 2.3525%	Oct 2016	7,842
	11,800,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(273,203)
	1,500,000	GBP	Fixed 4.25%	3 Month LIBOR	Jun 2036	157,736
	10,000,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.72%	Sep 2016	18,914
	9,100,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.17%	Nov 2016	(10,145)
	8,600,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.33%	Feb 2017	(4,980)
	126,000,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	244,339
	2,300,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	2,991
	2,400,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	3,121
	3,100,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2014	1,802
	6,200,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	43,066
	1,400,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2017	9,725
	6,700,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2021	134,312
	7,100,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2026	206,156
	200,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2037	6,880
	2,500,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2037	85,982

						$1,230,133

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
						Unrealized
	Notional		Payments Made	Payments Received	Termination	Appreciation
Fund	Amount	Currency	By Fund	By Fund	Date	(Depreciation)

Total Return
	3,600,000	AUD	6 Month BBR-BBSW	Fixed 6.00%	Jun 2009	($22,056)
	5,600,000	BRL	CDI	Fixed 12.78%	Jan 2010	14,642
	2,300,000	BRL	CDI	Fixed 12.948%	Jan 2010	24,069
	800,000	CAD	3 Month CBK	Fixed 4.50%	Jun 2027	(16,111)
	1,400,000	CAD	3 Month CBK	Fixed 4.50%	Jun 2027	(20,988)
	5,500,000	EUR	6 Month EURIBOR	Fixed 6.00%	Jun 2034	1,105,215
	9,700,000	GBP	6 Month LIBOR	Fixed 6.00%	Dec 2008	63,475
	5,800,000	GBP	6 Month LIBOR	Fixed 6.00%	Dec 2008	37,954
	1,100,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(25,427)
	8,400,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(166,597)
	400,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	4,241
	1,200,000	GBP	6 Month LIBOR	Fixed 4.00%	Dec 2036	217,497
	3,300,000	GBP	6 Month LIBOR	Fixed 4.00%	Dec 2036	598,190
	2,100,000	GBP	6 Month LIBOR	Fixed 4.00%	Dec 2036	380,711
	8,800,000,000	JPY	3 Month LIBOR	Fixed 1.00%	Mar 2008	41,653
	3,720,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	9,702
	480,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	1,173
	10,230,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(130,208)
	830,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(10,564)
	1,300,000,000	JPY	6 Month LIBOR	Fixed 1.50%	Jun 2012	50,882
	1,760,000,000	JPY	6 Month LIBOR	Fixed 1.50%	Jun 2012	76,162
	280,000,000	JPY	6 Month LIBOR	Fixed 1.50%	Jun 2012	9,399
	330,000,000	JPY	6 Month LIBOR	Fixed 2.00%	Dec 2016	66,024
	450,000,000	JPY	6 Month LIBOR	Fixed 2.00%	Dec 2016	86,370
	1,840,000,000	JPY	6 Month LIBOR	Fixed 2.00%	Dec 2016	353,156
	170,000,000	JPY	6 Month LIBOR	Fixed 2.00%	Dec 2016	33,297
	200,000,000	JPY	6 Month LIBOR	Fixed 2.50%	Dec 2026	71,270
	480,000,000	JPY	6 Month LIBOR	Fixed 2.50%	Dec 2026	171,048
	4,700,000	MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.17%	Nov 2016	(6,933)
	91,900,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2008	119,746
	91,900,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2008	119,782
	145,100,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	998,327
	20,400,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	26,530
	25,000,000	USD	6 Month LIBOR	Fixed 5.00%	Jun 2009	32,513
	15,800,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	20,548
	14,700,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	19,117
	102,000,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	295,693
	49,900,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	64,895
	3,400,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(116,935)
	7,500,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(257,945)
	27,100,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(932,042)
	7,700,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(264,824)
	7,100,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(244,188)
	4,000,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2037	(137,571)

						$2,760,892

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
The Funds had the following credit default swap contracts open at February 28, 2007:

						Unrealized
			Buy/Sell	(Pay)/Received	Termination	Apprecication
Trust	Issuer	Notional Amount	Protection†	Fixed Rate	Date	(Depreciation)

Global Bond
	Ace Limited	300,000	Buy	(0.390)%	Jun 2014	($3,022)
	Alcan, Inc.	700,000	Buy	(0.140)%	Mar 2011	772
	Autozone, Inc.	500,000	Buy	(0.680)%	Dec 2012	(5,632)
	Bellsouth Corporation	600,000	Buy	(0.330)%	Sep 2014	(3,373)
	Boston Scientific Corporation	700,000	Buy	(0.510)%	Jun 2011	(3,898)
	Boston Scientific Corporation	300,000	Buy	(0.620)%	Jun 2014	1,229
	Capital One Financial Corporation	600,000	Buy	(0.350)%	Sep 2011	(2,187)
	CNA Financial Corporation	600,000	Buy	(0.440)%	Sep 2011	(4,095)
	CNA Financial Corporation	500,000	Buy	(0.440)%	Sep 2011	(3,412)
	CVS Corporation	700,000	Buy	(0.210)%	Sep 2011	(2,078)
	D.R. Horton, Inc.	800,000	Buy	(0.890)%	Jun 2011	(11,046)
	Daimlerchrysler AG	600,000	Buy	(0.325)%	Jun 2009	(2,118)
	Daimlerchrysler AG	300,000	Buy	(0.620)%	Sep 2011	(3,280)
	Dow Jones CDX NA IG	42,000,000	Buy	(0.650)%	Dec 2016	(283,199)
	Dow Jones CDX NA IG	6,000,000	Buy	(0.650)%	Dec 2016	(39,276)
	Dow Jones CDX NA IG	5,300,000	Buy	(0.650)%	Dec 2016	(36,736)
	Dow Jones CDX NA IG	3,300,000	Buy	(0.650)%	Dec 2016	(25,831)
	Dow Jones CDX NA IG	3,200,000	Buy	(0.650)%	Dec 2016	(20,942)
	Dow Jones CDX NA IG	900,000	Buy	(0.650)%	Dec 2016	(7,941)
	Federative Republic of Brazil	2,800,000	Buy	(2.060)%	Aug 2016	(123,800)
	Federative Republic of Brazil	2,300,000	Buy	(2.180)%	Aug 2016	(121,390)
	Federative Republic of Brazil	2,200,000	Buy	(2.130)%	Aug 2016	(108,262)
	Federative Republic of Brazil	1,700,000	Buy	(2.140)%	Aug 2016	(84,870)
	Federative Republic of Brazil	1,500,000	Buy	(2.135)%	Aug 2016	(74,350)
	Federative Republic of Brazil	1,100,000	Buy	(2.160)%	Aug 2016	(56,486)
	Ford Motor Credit Company	700,000	Buy	(2.310)%	Jun 2010	(9,533)
	Glitnir Banki HF	700,000	Buy	(0.290)%	Mar 2012	(2,265)
	Glitnir Banki HF	600,000	Buy	(0.290)%	Mar 2012	(1,912)
	GMAC LLC	1,700,000	Buy	(1.290)%	Jun 2011	(4,478)
	Goldman Sachs Group, Inc.	1,300,000	Buy	(0.310)%	Jun 2016	11,423
	H.J. Heinz Finance	600,000	Buy	(0.370)%	Mar 2012	(2,056)
	Itraxx Europe Hivol Series 6 Version 1	1,900,000	Buy	(0.850)%	Dec 2016	(19,774)
	Itraxx Europe Hivol Series 6 Version 1	1,900,000	Buy	(0.850)%	Dec 2016	(19,774)
	Itraxx Europe Hivol Series 6 Version 1	1,500,000	Buy	(0.850)%	Dec 2016	(15,611)
	Itraxx Europe Hivol Series 6 Version 1	700,000	Buy	(0.850)%	Dec 2016	(7,459)
	Itraxx Europe Hivol Series 6 Version 1	500,000	Buy	(0.850)%	Dec 2016	(5,204)
	J.C. Penney Company, Inc.	800,000	Buy	(0.270)%	Mar 2010	(1,625)
	Johnson Controls, Inc.	600,000	Buy	(0.240)%	Mar 2011	(2,281)
	JP Morgan Chase & Company	600,000	Buy	(0.310)%	Mar 2016	460
	Loews Corporation	200,000	Buy	(0.330)%	Mar 2016	(2,177)
	Morgan Stanley	600,000	Buy	(0.320)%	Dec 2016	6,165
	Nationwide Health Properties, Inc.	600,000	Buy	(0.620)%	Sep 2011	(3,394)
	Nisource Finance Corporation	200,000	Buy	(0.620)%	Sep 2014	(1,213)
	Sabre Holdings Corporation	700,000	Buy	(0.930)%	Sep 2011	51,039
	Sealed Air Corporation	700,000	Buy	(0.500)%	Sep 2013	(3,053)
	Tate & Lyle Public Limited Company	300,000	Buy	(0.510)%	Dec 2014	663
	XL Capital LTD	700,000	Buy	(0.310)%	Mar 2012	(3,258)
	Federative Republic of Brazil	5,000,000	Sell	1.280%	Aug 2011	93,166
	Federative Republic of Brazil	4,100,000	Sell	1.380%	Aug 2011	92,759
	Federative Republic of Brazil	4,000,000	Sell	1.340%	Aug 2011	84,111
	Federative Republic of Brazil	3,100,000	Sell	1.350%	Aug 2011	66,417
	Federative Republic of Brazil	2,700,000	Sell	1.345%	Aug 2011	57,314
	Federative Republic of Brazil	2,000,000	Sell	1.370%	Aug 2011	44,450
	Russian Federation	1,800,000	Sell	0.240%	Feb 2008	(566)
	Softbank Corporation	165,000,000	Sell	2.300%	Sep 2007	19,962

						($602,927)

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
						Unrealized
			Buy/Sell	(Pay)/Received	Termination	Apprecication
Trust	Issuer	Notional Amount	Protection†	Fixed Rate	Date	(Depreciation)

Real Return Bond
	Indonesia SP DUB	2,200,000	Sell	0.510%	Dec 2008	$2,176
	Panama SP BRC	2,100,000	Sell	0.300%	Dec 2008	2,592
	Peru SP BRC	1,100,000	Sell	0.350%	Dec 2008	800
	Peru SP LSI	1,000,000	Sell	0.370%	Dec 2008	1,120
	Russian Federation	1,100,000	Sell	0.330%	Dec 2008	906
	Russian Federation	1,000,000	Sell	0.240%	Feb 2008	(454)
	Russian Federation	1,000,000	Sell	0.330%	Dec 2008	717
	Russian Federation	1,000,000	Sell	0.280%	Nov 2007	1,016
	Ukraine SP BRC	1,100,000	Sell	0.780%	Dec 2008	4,814
	Ukraine SP DUB	1,000,000	Sell	0.790%	Dec 2008	4,571

						$18,258

Total Return
	Dow Jones CDX NA IG	8,000,000	Buy	(0.650)%	Dec 2016	($52,356)
	Dow Jones CDX NA IG	9,000,000	Buy	(0.650)%	Dec 2016	(58,910)
	Ukraine SP LSI	2,000,000	Sell	0.700%	Dec 2008	5,157
	Russian Federation	3,000,000	Sell	0.260%	Dec 2007	1,459
	Republic of Panama	900,000	Sell	0.250%	Dec 2008	183
	Gazprom SP	8,700,000	Sell	0.420%	Nov 2007	15,198
	Ford Motor Credit Company	300,000	Sell	0.950%	Dec 2007	842
	Ford Motor Credit Company	300,000	Sell	0.950%	Dec 2007	858
	Ford Motor Credit Company	300,000	Sell	0.950%	Dec 2007	850
	Federative Republic of Brazil	900,000	Sell	1.660%	Mar 2013	31,741
	Federative Republic of Brazil	6,100,000	Sell	0.240%	Nov 2007	10,955
	Federative Republic of Brazil	10,300,000	Sell	1.120%	Nov 2011	143,219
	Softbank Corporation	92,000,000	Sell	2.300%	Sep 2007	11,131

						$110,327

† If the fund is a Seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the Buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

BBR — Bank Bill Rate
BBSW — Bank Bill Swap Rate
CBK — Canada Bankers Acceptance
CDI — Brazil Interbank Deposit Rate
CDOR — Canadian Dollar Offered Rate
CMS — Constant Maturity Swap
FRCPXTOB — French CPI Ex Tobacco Daily Reference Index
CPTFEMU — Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index
TIIE — Tasa de Interes Interbancario de Equilibrio

Currency symbols are defined as follows:

AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
EUR European Currency
GBP British Pound
HUF Hungarian Forint
JPY Japanese Yen
MXN Mexican Peso
USD U.S. Dollar

Forward Foreign Currency Contracts All Funds described in this Semiannual Report may purchase and sell forward foreign currency contracts in order to hedge a spe-cific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by a Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Funds could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

At February 28, 2007, certain Funds entered into forward foreign currency contracts, which contractually obligate the Funds to deliver currencies at future dates. Open forward foreign currency contracts as of February 28, 2007 were as follows:

				Unrealized
		Principal Amount	Settlement	Appreciation
Fund	Currency	Covered by Contract	Date	(Depreciation)

Global Bond	Buys

	Australian Dollar	6,502,403	Mar 2007	$116,645
	Australian Dollar	16,552,800	Mar 2007	248,788
	Australian Dollar	6,502,403	Mar 2007	(20,260)
	Brazilian Real	674,196	May 2007	14,345
	Brazilian Real	1,401,097	May 2007	13,000
	Brazilian Real	640,744	Jun 2007	12,082
	Brazilian Real	644,303	Jun 2007	12,020
	Brazilian Real	640,087	Jun 2007	12,005
	Brazilian Real	644,896	Jun 2007	12,289
	Canadian Dollar	8,903,000	Apr 2007	7,750
	Chilean Peso	112,100,000	Jun 2007	(4,369)
	Chinese Yuan Renminbi	2,375,000	Mar 2007	(310)
	Chinese Yuan Renminbi	1,662,000	Mar 2007	(134)
	Chinese Yuan Renminbi	20,396,936	May 2007	2,157
	Chinese Yuan Renminbi	12,748,556	May 2007	1,702
	Chinese Yuan Renminbi	2,974,000	May 2007	(66)
	Chinese Yuan Renminbi	14,957,092	Aug 2007	38,175
	Chinese Yuan Renminbi	13,844,137	Aug 2007	36,963
	Chinese Yuan Renminbi	25,079,302	Sep 2007	70,438
	Chinese Yuan Renminbi	12,344,570	Nov 2007	2,972
	Chinese Yuan Renminbi	14,322,100	Nov 2007	4,089
	Chinese Yuan Renminbi	32,650,136	Nov 2007	22,336
	Chinese Yuan Renminbi	3,401,389	Jan 2008	(1,291)
	Chinese Yuan Renminbi	44,312,953	Jan 2008	(32,616)
	Chinese Yuan Renminbi	786,100	Jan 2008	(392)
	Chinese Yuan Renminbi	4,567,045	Jan 2008	(2,237)
	Chinese Yuan Renminbi	3,401,389	Jan 2008	(1,553)
	Danish Krone	27,028,000	Mar 2007	(11,561)
	Euro	64,143,000	Mar 2007	579,210
	Euro	625,000	Mar 2007	6,542
	Euro	24,620,000	Mar 2007	161,950
	Indian Rupee	7,958,000	May 2007	34
	Japanese Yen	114,566,675	Mar 2007	20,446
	Japanese Yen	115,060,000	Mar 2007	23,500
	Japanese Yen	13,543,059,000	May 2007	3,084,829
	Mexican Peso	3,427,046	Apr 2007	(1,789)
	Mexican Peso	59,357,764	Apr 2007	(120,827)
	Mexican Peso	3,427,046	Apr 2007	(1,706)
	Norwegian Krone	5,613,000	Mar 2007	29,154
	Norwegian Krone	5,642,000	Mar 2007	(2,646)
	Polish Zloty	33,643	Apr 2007	171
	Polish Zloty	46,357	Apr 2007	236
	Pound Sterling	100,000	Apr 2007	724
	Pound Sterling	17,703,000	Apr 2007	122,425
	Singapore Dollar	1,829,000	Apr 2007	4,132
	South African Rand	379,000	Jun 2007	(1,120)
	South Korean Won	1,446,869,000	May 2007	(6,619)
	Swedish Krona	6,776,000	Mar 2007	4,714
	Swedish Krona	33,619,000	Mar 2007	(128,820)
	Taiwan Dollar	38,371,000	Mar 2007	3,131

				$4,330,638

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
				Unrealized
		Principal Amount	Settlement	Appreciation
Fund	Currency	Covered by Contract	Date	(Depreciation)

Global Bond	Sells

	Canadian Dollar	1,715,442	Apr 2007	$16,379
	Chinese Yuan Renminbi	422,304	Mar 2007	1,465
	Chinese Yuan Renminbi	102,064	Mar 2007	301
	Chinese Yuan Renminbi	444,307	May 2007	973
	Chinese Yuan Renminbi	435,104	May 2007	924
	Chinese Yuan Renminbi	596,999	May 2007	1,735
	Chinese Yuan Renminbi	444,046	May 2007	712
	Danish Krone	3,162,146	Mar 2007	(14,360)
	Euro	5,997,046	Mar 2007	(915)
	Japanese Yen	4,887,669	May 2007	(5,572)
	New Zealand Dollar	5,250,038	Mar 2007	(45,980)
	New Zealand Dollar	11,125,160	Mar 2007	(275,608)
	New Zealand Dollar	5,373,454	Mar 2007	87,135
	Pound Sterling	966,006	Apr 2007	1,009

				($231,802)

Global Real Estate	Buys

	Australian Dollar	2,548,000	Mar 2007	($7,254)
	Euro	4,123,000	Mar 2007	(3,115)
	Hong Kong Dollar	21,846,000	Mar 2007	825
	Japanese Yen	461,424,000	Mar 2007	6,037
	Pound Sterling	1,514,000	Mar 2007	(3,132)

				($6,639)

	Sells

	Australian Dollar	38,839,268	Mar 2007	$107,421
	Canadian Dollar	14,233,347	Mar 2007	117,576
	Danish Krone	1,429,605	Mar 2007	(10,610)
	Euro	46,696,469	Mar 2007	(323,850)
	Hong Kong Dollar	34,158,137	Mar 2007	(7,878)
	Japanese Yen	72,936,841	Mar 2007	(1,517,346)
	Norwegian Krone	2,464,858	Mar 2007	(2,052)
	Philippine Peso	2,543,301	Mar 2007	17,194
	Pound Sterling	60,425,173	Mar 2007	(235,097)
	Singapore Dollar	12,347,758	Mar 2007	(51,959)
	Swedish Krona	2,906,490	Mar 2007	(30,170)

				($1,936,771)

High Income	Sells

	Canadian Dollar	10,561,717	Mar 2007	($105,091)
	Pound Sterling	350,353	Mar 2007	9,385

				($95,706)

International Equity Index	Buys

	Australian Dollar	376,000	Mar 2007	$2,333
	Canadian Dollar	397,000	Mar 2007	(5,316)
	Euro	1,067,000	Mar 2007	1,384
	Hong Kong Dollar	864,000	Mar 2007	(794)
	Japanese Yen	158,900,000	Mar 2007	(11,221)
	Pound Sterling	818,000	Mar 2007	(970)
	Swedish Krona	838,000	Mar 2007	(3,960)

				($18,544)

Investment Quality Bond	Sells

	Brazilian Real	350,353	Mar 2007	($2,871)

				($2,871)

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
				Unrealized
		Principal Amount	Settlement	Appreciation
Fund	Currency	Covered by Contract	Date	(Depreciation)

Real Return Bond	Buys

	Chinese Yuan Renminbi	56,934,891	Jan 2008	$55,871
	Chinese Yuan Renminbi	11,493,474	Jan 2008	13,752
	Swiss Franc	3,731,000	Mar 2007	34,488

				$104,111

	Sells

	Australian Dollar	1,004,213	Apr 2007	($1,023)
	Euro	33,467,752	Mar 2007	(229,713)
	Pound Sterling	3,981,235	Apr 2007	(14,087)

				($244,823)

Spectrum Income	Buys

	Australian Dollar	360,061	May 2007	$6,268
	Brazilian Real	1,270,295	Apr 2007	(5,317)
	Brazilian Real	1,975,897	May 2007	(12,364)
	Czech Koruna	4,539,263	May 2007	4,836
	Danish Krone	749,020	May 2007	2,655
	Hungarian Forint	51,924,830	May 2007	3,441
	Indian Rupee	38,884,060	Apr 2007	3,042
	Indian Rupee	90,117,200	May 2007	(2,080)
	Japanese Yen	1,548,116,221	May 2007	299,943
	Malaysian Ringgit	402,128	May 2007	(684)
	Mexican Peso	1,612,786	May 2007	(77)
	Norwegian Krone	1,503,718	May 2007	2,692
	Polish Zloty	314,508	May 2007	1,687
	Pound Sterling	146,032	May 2007	1,634
	Singapore Dollar	462,195	May 2007	2,447
	South Korean Won	640,000,000	May 2007	(5,455)
	Swedish Krona	6,264,050	May 2007	3,527
	Turkish Lira	44,950	May 2007	(84)

				$306,111

	Sells

	Brazilian Real	425,027	Mar 2007	($7,802)
	Brazilian Real	1,183,000	Apr 2007	(29,296)
	Brazilian Real	1,685,000	May 2007	6,817
	Canadian Dollar	2,048,889	May 2007	(5,685)
	Euro	1,613,029	May 2007	(10,904)
	Japanese Yen	669,540	Mar 2007	(8,195)
	Japanese Yen	1,865,101	May 2007	(18,790)
	Mexican Peso	1,389,632	May 2007	22,406
	Mexican Peso	2,223,135	May 2007	31,851
	Pound Sterling	2,505,669	May 2007	(18,568)
	South African Rand	317,343	May 2007	(1,550)
	Turkish Lira	1,066,544	Apr 2007	(35,588)
	Turkish Lira	1,417,774	May 2007	8,627

				($66,677)

Strategic Income	Buys

	Australian Dollar	9,800,000	Mar 2007	$77,986
	Australian Dollar	6,400,000	Mar 2007	51,347
	Australian Dollar	9,900,000	Mar 2007	(33,928)
	Canadian Dollar	2,208,465	Mar 2007	(8,110)
	Canadian Dollar	12,968,721	Mar 2007	(6,587)
	Canadian Dollar	62,157,744	Mar 2007	(111,897)
	Canadian Dollar	3,853,311	Mar 2007	(3,887)
	Euro	7,640,000	Mar 2007	148,525
	Euro	7,200,000	Mar 2007	95,631
	Euro	1,600,000	Mar 2007	29,975
	New Zealand Dollar	1,600,000	Mar 2007	12,232

				$251,287

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
				Unrealized
		Principal Amount	Settlement	Appreciation
Fund	Currency	Covered by Contract	Date	(Depreciation)

Strategic Income	Sells

	Australian Dollar	10,477,572	Mar 2007	($10,315)
	Australian Dollar	14,651,939	Mar 2007	(133,616)
	Australian Dollar	5,392,672	Mar 2007	30,444
	Canadian Dollar	40,904,035	Mar 2007	(252,719)
	Canadian Dollar	20,950,000	Mar 2007	83,542
	Canadian Dollar	12,320,000	Mar 2007	(81,379)
	Canadian Dollar	1,900,000	Mar 2007	4,270
	Euro	1,897,225	Mar 2007	(619,924)
	Euro	8,390,756	Mar 2007	(88,057)
	Euro	31,948,335	Mar 2007	(377,140)
	Euro	2,121,056	Mar 2007	1,353
	New Zealand Dollar	11,434,648	Mar 2007	(91,873)
	Pound Sterling	7,914,296	Mar 2007	14,516

				($1,520,898)

Total Return	Buys

	Australian Dollar	1,259,000	Mar 2007	$2,811
	Brazilian Real	3,300,730	May 2007	38,506
	Brazilian Real	565,915	May 2007	6,150
	Brazilian Real	3,191,251	May 2007	47,143
	Brazilian Real	3,818,502	May 2007	41,997
	Brazilian Real	840,423	Jun 2007	12,473
	Brazilian Real	721,018	Jun 2007	13,831
	Brazilian Real	774,077	Jun 2007	11,331
	Brazilian Real	1,499,099	Jun 2007	25,330
	Brazilian Real	720,279	Jun 2007	13,744
	Brazilian Real	725,689	Jun 2007	14,065
	Canadian Dollar	283,000	Apr 2007	246
	Chinese Yuan Renminbi	4,959,738	Mar 2007	1,294
	Chinese Yuan Renminbi	3,088,200	Mar 2007	125
	Chinese Yuan Renminbi	1,344,613	Sep 2007	3,821
	Chinese Yuan Renminbi	12,892,474	Nov 2007	18,506
	Chinese Yuan Renminbi	111,496,700	Nov 2007	18,195
	Chinese Yuan Renminbi	6,007,200	Nov 2007	5,686
	Chinese Yuan Renminbi	1,363,611	Jan 2008	(931)
	Chinese Yuan Renminbi	1,363,612	Jan 2008	(756)
	Chinese Yuan Renminbi	2,694,769	Jan 2008	(1,320)
	Chinese Yuan Renminbi	1,262,334	Jan 2008	(641)
	Chinese Yuan Renminbi	1,363,612	Jan 2008	(756)
	Euro	10,320,000	Mar 2007	67,558
	Mexican Peso	13,398,639	Apr 2007	(37,351)
	Mexican Peso	5,378,036	Apr 2007	(10,380)
	New Zealand Dollar	665,000	Mar 2007	(472)
	Philippine Peso	894,991	Mar 2007	180
	Singapore Dollar	903,886	Apr 2007	2,042
	Singapore Dollar	54,999	Jul 2007	72
	South Korean Won	477,332,750	May 2007	(1,477)
	South Korean Won	542,457,000	May 2007	(1,925)
	South Korean Won	192,597,000	May 2007	(1,709)
	South Korean Won	502,659,000	May 2007	(2,641)
	Taiwan Dollar	18,273,750	Mar 2007	1,505

				$286,252

John Hancock Funds II

Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
				Unrealized
		Principal Amount	Settlement	Appreciation
Fund	Currency	Covered by Contract	Date	(Depreciation)

Total Return	Sells

	Chinese Yuan Renminbi	177,207	Mar 2007	$618
	Chinese Yuan Renminbi	176,989	Mar 2007	399
	Chinese Yuan Renminbi	112,669	Mar 2007	145
	Chinese Yuan Renminbi	176,989	Mar 2007	399
	Chinese Yuan Renminbi	349,698	Mar 2007	547
	Chinese Yuan Renminbi	51,062	Mar 2007	87
	Euro	21,179,973	Mar 2007	(145,374)
	Japanese Yen	869	Mar 2007	(12)
	Japanese Yen	29,260	Mar 2007	(243)
	Japanese Yen	9,312,520	May 2007	(255,261)
	Philippine Peso	9,170	Mar 2007	38
	Pound Sterling	2,064,670	Apr 2007	(2,620)
	Pound Sterling	3,174,043	Apr 2007	(11,231)

				($412,508)

Vista	Buys

	Japanese Yen	10,875,000	Mar 2007	$403

				$403

	Sells

	Euro	581,444	Mar 2007	($2,738)
	Japanese Yen	2,112,544	Mar 2007	(42,198)
	Norwegian Krone	1,982,673	Mar 2007	4,513
	Pound Sterling	1,971,156	Mar 2007	229
	Swiss Franc	404,669	Mar 2007	(4,326)

				($44,520)

Forward Commitments All Funds described in this Semiannual Report may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Funds at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The Fund may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Fund’s net asset value starting on the day the Fund agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the Portfolio of Investments.

Federal Income Taxes Each Fund’s policy is to qualify as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax. Therefore, no federal income tax provision is required.

New Accounting Pronouncements In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”), was issued, is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Funds and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Funds’ financial statements. The Funds will implement this pronouncement no later than August 31, 2007.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Funds and its impact, if any, resulting from the adoption of FAS 157 on the Funds’ financial statements.

Distribution of Income and Gains The Funds record distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund’s financial statements as a return of capital.

Capital Accounts The Funds report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

John Hancock Funds II

Notes to Financial Statements (Unaudited)

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Advisory Fees The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of each Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Advisory fees charged to all other Funds are as follows:

Fund	Average Net Assets — All Asset Levels*

Active Bond	0.600%
Emerging Growth	0.800
Global Bond	0.700
Real Estate Securities	0.700
Real Return Bond	0.700
Small Cap	0.850
Special Value	0.950
Total Return	0.700

		Between
	First	$500 million and	Excess Over
	$500 million	$1 billion	$1 billion
	of Average	of Average	of Average
Fund	Net Assets	Net Assets	Net Assets

All Cap Growth	0.850%	0.825%	0.800%
Total Bond Market	0.490%	0.470%	0.470%

		Between
	First	$500 million	Excess Over
	$500 million	and $1 billion	$1 billion
	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*

All Cap Core	0.800%	0.750%	0.750%
Blue Chip Growth	0.825	0.825	0.800
Emerging Small Company	0.970	0.900	0.900
Equity-Income	0.825	0.825	0.800
Quantitative Value	0.700	0.650	0.600
U.S. Global Leaders Growth	0.7125	0.675	0.675
Value & Restructuring[1]	0.825	0.800	0.775

1 Until October 1, 2006, the Fund paid monthly advisory fees equivalent, on an annual basis, to the sum of: (a) 0.850% of the first $500 million of the Fund’s average net assets and (b) 0.800% of the Fund’s average net assets in excess of $500 million.

		Between	Between	Between
	First	$500 million	$1 billion	$1.5 billion	Excess Over
	$500 million	and $1 billion	and $1.5 billion	and $2 billion	Over $2 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*	Net Assets*

Large Cap Value[1]	0.825%	0.800%	0.775%	0.720%	0.700%

1 Until December 1, 2006, the Fund paid monthly advisory fees equivalent , on an annual basis, to the sum of: (a) 0.825% of the first $500 million of the Fund’s average net assets, (b) 0.800% of the next $500 million of the Fund’s average net assets and (c ) 0.775% of the Fund’s average net assets in excess of $1 billion.

		Between	Between	Between
	First	$50 million	$200 million	$500 million	Excess Over
	$50 million	and $200 million	and $500 million	and $1 billion	$1 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*	Net Assets*

International Small Cap	1.050%	1.050%	0.950%	0.850%	0.850%
International Value	0.950	0.950	0.850	0.800	0.800
Mid Cap Stock	0.875	0.875	0.850	0.825	0.825
Mid Cap Value	0.900	0.900	0.850	0.825	0.825
Natural Resources	1.050	1.000	1.000	1.000	1.000
Quantitative All Cap	0.750	0.700	0.700	0.700	0.700
Quantitative Mid Cap	0.750	0.750	0.650	0.650	0.650
Small Cap Opportunities	1.000	1.000	1.000	0.950	0.950
Small Company Value	1.050	1.050	1.050	1.000	1.000
Value	0.750	0.750	0.725	0.650	0.650

John Hancock Funds II

Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED
		Between	Between
	First	$50 million	$250 million	Excess Over
	$50 million	and $250 million	and $500 million	$500 million
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*

All Cap Value	0.850%	0.850%	0.800%	0.750%
Fundamental Value	0.850	0.800	0.800	0.750

		Between	Between
	First	$200 million	$400 million	Excess Over
	$200 million	and $400 million	and $1 billion	$1 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*

Vista	0.900%	0.850%	0.825%	0.800%
		Between	Between
	First	$300 million	$500 million	Excess Over
	$300 million	and $500 million	and $1 billion	$1 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*

Capital Appreciation	0.850%	0.800%	0.700%	0.670%
	First	Excess Over
	$350 million	$350 million
	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*

Core Equity	0.850%	0.750%
		Between	Between
	First	$500 million	$1 billion	Excess Over
	$500 million	and $1 billion	and $2.5 billion	$2.5 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*

U.S. Multi Sector	0.780%	0.760%	0.750%	0.740%
Between
	First	$100 million	Excess Over
	$100 million	and $1 billion	$1 billion
	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*

International Small Company	1.030%	0.980%	0.980%
Between
	First	$750 million	Excess Over
	$750 million	and $1.5 billion	$1.5 billion
	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*

International Opportunities	0.900%	0.850%	0.800%
	First	Excess Over
	$125 million	$125 million
	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*

Small Company	1.050%	1.000%
	First	Excess Over
	$250 million	$250 million
	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*

Small Company Growth[1]	1.050%	1.000%
1 When Aggregate Net Assets exceed $1 billion, the advisory fee for Small Company Growth is 1.00% on all assets.

John Hancock Funds II

Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED
		Between	Between
	First	$250 million	$500 million	Excess Over
	$250 million	and $500 million	and $1 billion	$1 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*

Mid Cap Value Equity	0.875%	0.850%	0.825%	0.800%
Real Estate Equity	0.875	0.850	0.825	0.825
Spectrum Income	0.800	0.725	0.725	0.725
		Between	Between
	First	$250 million	$500 million	Excess Over
	$250 million	and $500 million	and $750 million	$750 million
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*

Global Real Estate	0.950%	0.950%	0.925%	0.900%
Large Cap	0.780	0.730	0.680	0.650
	First	Excess Over
	$100 million	$100 million
	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*

International Equity Index	0.550%	0.530%
Between
	First	$250 million	Excess Over
	$250 million	and $500 million	$500 million
	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*

Mid Cap Index	0.490%	0.480%	0.460%
Small Cap Index	0.490	0.480	0.460
	First	Excess Over
	$500 million	$500 million
	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*

High Yield	0.700%	0.650%
Index 500	0.470	0.460
Investment Quality Bond	0.600	0.550
Strategic Bond	0.700	0.650
Strategic Income	0.725	0.650
U.S. Government Securities	0.620	0.550
	First	Excess Over
	$200 million	$200 million
	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*

U.S. High Yield Bond	0.750%	0.720%
Between
	First	$200 million	Excess Over
	$200 million	and $400 million	$400 million
	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*

Core Bond	0.690%	0.640%	0.570%
		Between	Between
	First	$150 million	$500 million	Excess Over
	$150 million	and $500 million	and $2.5 billion	$2.5 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*

High Income	0.725%	0.675%	0.650%	0.600%

* Aggregate Net Assets include not only the net assets of a particular series of the Trust but also the net assets of a similar series of John Hancock Trust and John Hancock Funds III are included.

John Hancock Trust is an open-end investment company advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Distributors, LLC.

The advisory fee for Absolute Return Portfolio has two components: (a) a fee on assets invested in affiliated Funds (“Affiliated Fund Assets”) and (b) a fee on assets not invested in affiliated funds (“Other Assets”). Affiliated Funds are any Funds of JHF II and JHF III. Under the Advisory Agreement, the Portfolio pays a monthly management fee to the Adviser as stated below:

John Hancock Funds II

Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of the Portfolio and the Absolute Return Trust, a series of John Hancock Trust (collectively, the “Absolute Return Funds”) determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Portfolio.

Between
	First	$200 million	Excess Over
	$200 million	and $500 million	$500 million
	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets	Net Assets	Net Assets

Absolute Return	0.150%	0.125%	0.100%

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the Absolute Return Funds, determined in accordance with the following schedule and that rate is applied to the Other Assets of the Portfolio.

Between
	First	$200 million	Excess Over
	$200 million	and $500 million	$500 million
	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets	Net Assets	Net Assets

Absolute Return	0.600%	0.575%	0.550%

Expense Reimbursement The Adviser agreed to voluntarily reduce its advisory fee or reimburse each Fund if the total of all expenses (excluding taxes, fund brokerage commissions, interest, litigation and indemnification expenses, extraordinary expenses not incurred in the ordinary course of the Funds’ business, advisory fees, Rule 12b-1 fees, and fees under any agreements or plans of the Funds dealing with services for shareholders and others with beneficial interests in shares of the Funds) exceed the following:

- 0.05% of average daily net assets of Index 500, International Equity Index;

- 0.06% of average daily net assets of Emerging Small Company;

- 0.075% of average daily net assets of Mid Cap Index, Small Cap Index, Total Bond Market;

- 0.35% of average daily net assets of Global Bond, Global Real Estate, International Opportunities, International Small Cap, International Small Company, International Value; and

- 0.25% of average daily net assets in the case of all other Funds with the exception of Absolute Return and Quantitative All Cap.

The Adviser reserves the right to terminate this limitation in the future.

In the case of Absolute Return, the Adviser has contractually agreed to waive advisory fees or reimburse the Fund if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees and services fees, taxes, portfolio brokerage commissions, interest, underlying fund expenses, printing and postage, blue sky and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the Absolute Return Fund) exceed 0.05% of average daily net assets. This expense reimbursement shall continue in effect until December 31, 2007, and thereafter until termination by the Adviser on notice to the Trust.

In the case of Quantitative All Cap, the Adviser has contractually agreed to waive advisory fees or reimburse for certain other fund expenses so that the total fund operating expenses do not exceed 1.30% for Class A, 2.00% for Class B, 2.00% for Class C and 0.85% for Class I of the average net assets attributable to the respective classes. This expense reimbursement shall continue in effect until December 31, 2007 and thereafter until termination by the Adviser on notice to the Trust.

In addition, the Adviser voluntarily agreed to waive a portion of its advisory fee for Blue Chip Growth, Equity-Income, International Value, Real Estate Equity, Small Company Value and Spectrum Income in the amount of $187,782, $106,110, $79,324, $44,350, $88,524 and $89,636, respectively.

Administration Fees The Funds have an agreement with the Adviser that requires the Funds to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Funds, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each Fund at the time the expense was incurred.

Distribution Plan The Trust has a Distribution Agreement with the Distributor. The Funds have adopted Distribution Plans with respect to Class A, Class B, Class C and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.05% of the average daily net assets of Class A, Class B, Class C and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Funds’ 12b-1 payments could occur under certain circumstances.

Transfer Agent Fees Absolute Return and Quantitative All Cap have a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C and Class I shares, the Funds pay a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C and Class I share average daily net assets. This agreement is effective until December 31, 2007. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fees reductions during the period ended February 28, 2007.

John Hancock Funds II

Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Sales Charges Absolute Return and Quantitative All Cap Class A shares are assessed up-front sales charges. There were no up-front sales charges received for these funds during the period ended February 28, 2007.

Absolute Return and Quantitative All Cap Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2007, there were no CDSCs received by the Distributor.

4. TRUSTEES’ FEES The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Fund based on its average daily net asset value.

5. GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability aris ing out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

6. LINE OF CREDIT All Funds of the Trust described in this Semiannual Report have entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.07% annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating Fund on a prorated basis based on average net assets. For the six months ended February 28, 2007, there were no borrowings under the line of credit.

7. CAPITAL SHARES Share activity for the Funds for periods ended February 28, 2007 and August 31, 2006 were as follows:

Absolute Return	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class A shares
Sold	—	—	125,000	$1,250,000
Distributions reinvested	3,382	$36,251	—	—
Net increase	3,382	$36,251	125,000	$1,250,000

Class B shares
Sold	—	—	125,000	$1,250,000
Distributions reinvested	3,167	$33,890	—	—
Net increase	3,167	$33,890	125,000	$1,250,000

Class C shares
Sold	—	—	125,000	$1,250,000
Distributions reinvested	3,167	$33,891	—	—
Net increase	3,167	$33,891	125,000	$1,250,000

Class 1 shares
Sold	—	—	125,000	$1,250,000
Distributions reinvested	3,457	$37,090	—	—
Net increase (decrease)	3,457	$37,090	125,000	$1,250,000

Net increase (decrease)	13,173	$141,122	500,000	$5,000,000
a Period from 6-26-06 (commencement of operations) to 8-31-06.

Active Bond	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	136,840	$1,316,976	4,410,359	$42,335,086
Distributions reinvested	129,129	1,231,411	101,841	954,551
Repurchased	(477,222)	(4,575,839)	(629,790)	(6,032,748)
Net increase (decrease)	(211,253)	($2,027,452)	3,882,410	$37,256,889

Class NAV shares
Sold	5,801,827	$55,759,132	40,800,418	$391,259,642
Distributions reinvested	1,541,791	14,699,993	1,092,312	10,220,932
Repurchased	(518,170)	(4,987,365)	(296,193)	(2,824,688)
Net increase (decrease)	6,825,448	$65,471,760	41,596,537	$398,655,886

Net increase (decrease)	6,614,195	$63,444,308	45,478,947	$435,912,775
a Class 1 and Class NAV shares began operations on 10-15-05 and 10-27-05, respectively.

John Hancock Funds II

Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

All Cap Core	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	3,495,396	$37,282,175	28,631,304	$285,677,276
Distributions reinvested	99,034	1,050,758	—	—
Repurchased	—	—	(39)	(386)

Net increase (decrease)	3,594,430	$38,332,933	28,631,265	$285,676,890
a Period from 4-28-06 (commencement of operations) to 8-31-06.

All Cap Growth	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	61,797	$1,077,427	2,255,731	$35,128,332
Distributions reinvested	1,037	18,249	923	15,666
Repurchased	(200,411)	(3,527,460)	(294,829)	(4,975,207)
Net increase (decrease)	(137,577)	($2,431,784)	1,961,825	$30,168,791

Class NAV shares
Sold	1,037,142	$18,335,990	7,460,531	$118,167,808
Distributions reinvested	5,113	90,046	2,919	49,558
Repurchased	(1,048)	(18,582)	(1)	(12)
Net increase (decrease)	1,041,207	$18,407,454	7,463,449	$118,217,354

Net increase (decrease)	903,630	$15,975,670	9,425,274	$148,386,145
a Period from 10-15-05 (commencement of operations) to 8-31-06.

All Cap Value	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	181,200	$2,957,158	1,534,041	$21,741,293
Distributions reinvested	46,855	754,367	1,978	29,388
Repurchased	(121,247)	(1,989,731)	(206,788)	(3,153,743)
Net increase (decrease)	106,808	$1,721,794	1,329,231	$18,616,938

Class NAV shares
Sold	1,860,143	$30,325,769	12,329,873	$173,586,947
Distributions reinvested	458,933	7,370,459	18,130	268,692
Repurchased	(1,392)	(23,313)	—	—
Net increase (decrease)	2,317,684	$37,672,915	12,348,003	$173,855,639

Net increase (decrease)	2,424,492	$39,394,709	13,677,234	$192,472,577
a Period from 10-15-05 (commencement of operations) to 8-31-06.

Blue Chip Growth	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	209,445	$3,999,131	11,420,290	$192,142,629
Distributions reinvested	46,822	900,395	5,306	96,099
Repurchased	(708,555)	(13,405,484)	(1,056,336)	(18,624,249)
Net increase (decrease)	(452,288)	($8,505,958)	10,369,260	$173,614,479

Class NAV shares
Sold	7,433,322	$142,558,018	64,643,103	$1,091,778,066
Distributions reinvested	306,834	5,894,281	44,161	798,874
Repurchased	(242,524)	(4,507,243)	(3,576,152)	(65,139,214)
Net increase (decrease)	7,497,632	$143,945,056	61,111,112	$1,027,437,726

Net increase (decrease)	7,045,344	$135,439,098	71,480,372	$1,201,052,205
a Period from 10-15-05 (commencement of operations) to 8-31-06.

Capital Appreciation	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	358,136	$3,656,857	7,646,975	$75,934,658
Distributions reinvested	7,858	80,148	—	—
Repurchased	(1,081,197)	(11,075,294)	(478,192)	(4,595,575)
Net increase (decrease)	(715,203)	($7,338,289)	7,168,783	$71,339,083

Class NAV shares
Sold	5,561,702	$56,830,691	42,013,807	$401,821,454
Distributions reinvested	52,765	538,729	—	—
Repurchased	(592,716)	(5,888,239)	(475,720)	(4,570,774)
Net increase (decrease)	5,021,751	$51,481,181	41,538,087	$397,250,680

Net increase (decrease)	4,306,548	$44,142,892	48,706,870	$468,589,763
a Period from 10-15-05 (commencement of operations) to 8-31-06.

John Hancock Funds II

Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

Core Bond	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	51,919	$651,559	79,232	$988,911
Distributions reinvested	2,306	28,829	1,398	16,947
Repurchased	(16,432)	(204,727)	(3,699)	(45,815)
Net increase (decrease)	37,793	$475,661	76,931	$960,043

Class NAV shares
Sold	2,579,737	$32,363,300	15,383,056	$192,087,432
Distributions reinvested	404,614	5,053,624	406,966	4,956,804
Repurchased	(199,776)	(2,525,079)	(6,839)	(84,833)
Net increase (decrease)	2,784,575	$34,891,845	15,783,183	$196,959,403

Net increase (decrease)	2,822,368	$35,367,506	15,860,114	$197,919,446
a Period from 10-15-05 (commencement of operations) to 8-31-06.

Core Equity	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	120,770	$1,892,022	916,332	$12,817,352
Distributions reinvested	4,815	76,757	—	—
Repurchased	(97,997)	(1,511,536)	(66,319)	(967,554)
Net increase (decrease)	27,588	$457,243	850,013	$11,849,798

Class NAV shares
Sold	3,341,998	$53,171,897	41,574,157	$583,783,533
Distributions reinvested	233,671	3,729,384	—	—
Repurchased	(438,711)	(6,761,519)	(640,480)	(9,611,239)
Net increase (decrease)	3,136,958	$50,139,762	40,933,677	$574,172,294

Net increase (decrease)	3,164,546	$50,597,005	41,783,690	$586,022,092
a Period from 10-15-05 (commencement of operations) to 8-31-06.

Emerging Growth	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	279,581	$5,250,460	14,616,000	$242,600,553
Distributions reinvested	1,297,455	21,459,911	—	—
Repurchased	(713,372)	(12,884,090)	(8,047,719)	(133,391,250)
Net increase (decrease)	863,664	$13,826,281	6,568,281	$109,209,303

Class NAV shares
Sold	334,525	$6,057,468	2,848,551	$47,801,605
Distributions reinvested	589,138	9,744,346	—	—
Repurchased	(78,567)	(1,424,911)	(58,751)	(1,081,054)
Net increase (decrease)	845,096	$14,376,903	2,789,800	$46,720,551

Net increase (decrease)	1,708,760	$28,203,184	9,358,081	$155,929,854
a Period from 10-15-05 (commencement of operations) to 8-31-06.

Emerging Small Company	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	35,444	$1,048,397	2,017,391	$57,714,464
Distributions reinvested	180,129	5,011,171	—	—
Repurchased	(316,388)	(9,225,924)	(232,021)	(7,072,654)
Net increase (decrease)	(100,815)	($3,166,356)	1,785,370	$50,641,810

Class NAV shares
Sold	40,130	$1,179,170	3,401	$100,000
Distributions reinvested	1,716	47,741	—	—
Repurchased	(50)	(1,394)	—	—
Net increase (decrease)	41,796	$1,225,517	3,401	$100,000

Net increase (decrease)	(59,019)	($1,940,839)	1,788,771	$50,741,810
a Class 1 and Class NAV shares began operations on 10-15-05 and 6-26-06, respectively.

John Hancock Funds II

Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

Equity-Income	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	804,093	$15,268,381	10,841,153	$175,415,443
Distributions reinvested	645,455	12,057,099	35,892	612,671
Repurchased	(789,889)	(14,932,578)	(757,673)	(13,117,365)
Net increase (decrease)	659,659	$12,392,902	10,119,372	$162,910,749

Class NAV shares
Sold	3,128,940	$59,722,474	41,740,567	$679,203,718
Distributions reinvested	1,927,268	35,962,815	139,155	2,371,194
Repurchased	(30,401)	(583,164)	(12,320,846)	(221,623,437)
Net increase (decrease)	5,025,807	$95,102,125	29,558,876	$459,951,475

Net increase (decrease)	5,685,466	$107,495,027	39,678,248	$622,862,224
a Period from 10-15-05 (commencement of operations) to 8-31-06.

Fundamental Value	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	524,153	$8,769,854	4,406,006	$64,352,852
Distributions reinvested	88,640	1,505,113	7,132	109,544
Repurchased	(100,835)	(1,695,473)	(192,621)	(2,947,427)
Net increase (decrease)	511,958	$8,579,494	4,220,517	$61,514,969

Class NAV shares
Sold	5,552,486	$93,503,433	43,805,878	$643,905,194
Distributions reinvested	913,391	15,491,119	80,076	1,226,769
Repurchased	(19,119)	(329,842)	(8,097)	(119,942)
Net increase (decrease)	6,446,758	$108,664,710	43,877,857	$645,012,021

Net increase (decrease)	6,958,716	$117,244,204	48,098,374	$706,526,990
a Period from 10-15-05 (commencement of operations) to 8-31-06.

Global Bond	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	270,038	$4,009,609	3,319,111	$48,301,151
Distributions reinvested	101,009	1,465,646	15,790	227,540
Repurchased	(584,065)	(8,498,140)	(565,053)	(8,153,979)
Net increase (decrease)	(213,018)	($3,022,885)	2,769,848	$40,374,712

Class NAV shares
Sold	7,896,893	$115,401,871	37,810,358	$545,663,651
Distributions reinvested	1,489,821	21,572,614	194,896	2,800,652
Repurchased	(1,559,081)	(22,998,073)	(555,964)	(8,062,548)
Net increase (decrease)	7,827,633	$113,976,412	37,449,290	$540,401,755

Net increase (decrease)	7,614,615	$110,953,527	40,219,138	$580,776,467
a Period from 10-15-05 (commencement of operations) to 8-31-06.

Global Real Estate	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	996,803	$11,518,680	35,315,465	$352,026,731
Distributions reinvested	1,320,193	15,063,407	—	—
Repurchased	(2,762,906)	(32,527,608)	(828,195)	(8,290,766)

Net increase (decrease)	(445,910)	($5,945,521)	34,487,270	$343,735,965
a Period from 4-28-06 (commencement of operations) to 8-31-06.

High Income	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	1,185,232	$12,825,081	28,959,651	$289,253,392
Distributions reinvested	1,076,055	11,186,421	323,060	3,127,218
Repurchased	(466,054)	(5,028,257)	(66)	(663)

Net increase (decrease)	1,795,233	$18,983,245	29,282,645	$292,379,947
a Period from 4-28-06 (commencement of operations) to 8-31-06.

John Hancock Funds II

Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

High Yield	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,024,917	$10,579,423	4,684,483	$47,431,727
Distributions reinvested	203,595	2,067,477	241,386	2,373,236
Repurchased	(749,204)	(7,681,824)	(583,626)	(5,964,590)
Net increase (decrease)	479,308	$4,965,076	4,342,243	$43,840,373

Class NAV shares
Sold	15,021,895	$153,946,077	148,852,350	$1,504,335,643
Distributions reinvested	5,463,470	55,244,597	6,834,498	67,041,478
Repurchased	(2,082,452)	(21,626,711)	(42,180,007)	(440,523,474)
Net increase (decrease)	18,402,913	$187,563,963	113,506,841	$1,130,853,647

Net increase (decrease)	18,882,221	$192,529,039	117,849,084	$1,174,694,020
a Period from 10-15-05 (commencement of operations) to 8-31-06.

Index 500	Six months ended 2-28-07[a]
	Shares	Amount

Class NAV shares
Sold	3,764,226	$38,063,499
Distributions reinvested	11,042	112,959
Repurchased	(4,535)	(46,764)

Net increase (decrease)	3,770,733	$38,129,694
a Period from 10-27-06 (commencement of operations) to 2-28-07.

International Equity Index	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	1,934,911	$38,503,107	16,356,516	$274,978,009
Distributions reinvested	477,334	9,656,472	125,191	2,080,681
Repurchased	(260,874)	(5,340,242)	(254,897)	(4,623,820)

Net increase (decrease)	2,151,371	$42,819,337	16,226,810	$272,434,870
a Period from 10-29-05 (commencement of operations) to 8-31-06.

International Opportunities	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	531,519	$9,144,805	601,742	$9,273,103
Distributions reinvested	12,044	210,053	2,943	42,136
Repurchased	(42,156)	(731,441)	(50,208)	(778,720)
Net increase (decrease)	501,407	$8,623,417	554,477	$8,536,519

Class NAV shares
Sold	4,045,935	$70,099,083	34,334,780	$486,232,885
Distributions reinvested	511,074	8,933,582	1,294,925	18,582,164
Repurchased	(960,483)	(17,243,826)	(1,453,315)	(22,354,475)
Net increase (decrease)	3,596,526	$61,788,839	34,176,390	$482,460,574

Net increase (decrease)	4,097,933	$70,412,256	34,730,867	$490,997,093
a Period from 10-15-05 (commencement of operations) to 8-31-06.

International Small Cap	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	617,439	$13,296,639	2,219,040	$42,103,836
Distributions reinvested	290,716	5,971,316	3,177	59,757
Repurchased	(263,980)	(5,566,226)	(458,599)	(9,035,256)
Net increase (decrease)	644,175	$13,701,729	1,763,618	$33,128,337

Class NAV shares
Sold	1,106,362	$23,547,856	27,389,877	$502,849,801
Distributions reinvested	2,687,721	55,205,771	54,397	1,022,670
Repurchased	(563,805)	(12,210,848)	(10,310,152)	(226,267,466)
Net increase (decrease)	3,230,278	$66,542,779	17,134,122	$277,605,005

Net increase (decrease)	3,874,453	$80,244,508	18,897,740	$310,733,342
a Period from 10-15-05 (commencement of operations) to 8-31-06.

John Hancock Funds II

Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

International Small Company	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	2,126,929	$20,880,136	23,673,770	$234,475,079
Distributions reinvested	142,824	1,485,367	—	—
Repurchased	(966,264)	(10,057,481)	—	—

Net increase (decrease)	1,303,489	$12,308,022	23,673,770	$234,475,079
a Period from 4-28-06 (commencement of operations) to 8-31-06.

International Value	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	908,761	$17,176,552	7,948,556	$122,657,545
Distributions reinvested	671,707	12,413,151	22,472	353,039
Repurchased	(829,509)	(15,524,939)	(464,178)	(7,536,803)
Net increase (decrease)	750,959	$14,064,764	7,506,850	$115,473,781

Class NAV shares
Sold	4,493,085	$83,421,473	57,595,544	$868,428,490
Distributions reinvested	4,037,073	74,443,625	183,500	2,875,449
Repurchased	(947,711)	(18,093,529)	(11,028,757)	(195,470,875)
Net increase (decrease)	7,582,447	$139,771,569	46,750,287	$675,833,064

Net increase (decrease)	8,333,406	$153,836,333	54,257,137	$791,306,845
a Period from 10-15-05 (commencement of operations) to 8-31-06.

Investment Quality Bond	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	357,838	$4,212,737	3,270,289	$38,683,682
Distributions reinvested	76,072	892,697	93,593	1,074,307
Repurchased	(194,126)	(2,280,523)	(400,700)	(4,711,127)
Net increase (decrease)	239,784	$2,824,911	2,963,182	$35,046,862

Class NAV shares
Sold	960,899	$11,324,952	7,735,080	$91,307,476
Distributions reinvested	213,259	2,500,402	245,235	2,811,572
Repurchased	(43,827)	(519,214)	(35,590)	(421,740)
Net increase (decrease)	1,130,331	$13,306,140	7,944,725	$93,697,308

Net increase (decrease)	1,370,115	$16,131,051	10,907,907	$128,744,170
a Period from 10-15-05 (commencement of operations) to 8-31-06.

Large Cap	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	58,167	$903,318	302,458	$4,282,728
Distributions reinvested	5,975	92,678	100	1,427
Repurchased	(12,150)	(190,471)	(162,086)	(2,317,240)
Net increase (decrease)	51,992	$805,525	140,472	$1,966,915

Class NAV shares
Sold	1,504,718	$23,660,981	13,058,478	$177,726,453
Distributions reinvested	463,113	7,182,882	14,836	212,011
Repurchased	(27,574)	(436,832)	(53)	(777)
Net increase (decrease)	1,940,257	$30,407,031	13,073,261	$177,937,687

Net increase (decrease)	1,992,249	$31,212,556	13,213,733	$179,904,602
a Period from 10-15-05 (commencement of operations) to 8-31-06.

John Hancock Funds II

Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

Large Cap Value	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	828,232	$20,045,033	4,869,615	$109,652,824
Distributions reinvested	28,375	703,700	1,106	24,237
Repurchased	(345,188)	(8,366,932)	(285,910)	(6,490,215)
Net increase (decrease)	511,419	$12,381,801	4,584,811	$103,186,846

Class NAV shares
Sold	1,520,487	$37,336,892	10,165,283	$218,373,407
Issued in reorganization (Note 1)	3,086,640	76,270,877	—	—
Distributions reinvested	79,838	1,983,171	13,349	293,006
Repurchased	(4,143)	(105,040)	(55)	(1,305)
Net increase (decrease)	4,682,822	$115,485,900	10,178,577	$218,665,108

Net increase (decrease)	5,194,241	$127,867,701	14,763,388	$321,851,954
a Period from 10-15-05 (commencement of operations) to 8-31-06.

Mid Cap Index	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	10,050,964	$200,063,262	9,364,334	$172,967,966
Issued in reorganization (Note 1)	8,231,147	163,552,888	—	—
Distributions reinvested	148,583	2,912,236	5,412	98,937
Repurchased	(29,855)	(611,620)	(9)	(167)

Net increase (decrease)	18,400,839	$365,916,766	9,369,737	$173,066,736
a Period from 10-29-05 (commencement of operations) to 8-31-06.

Mid Cap Stock	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	407,864	$6,801,038	7,177,859	$101,765,405
Distributions reinvested	323,891	5,383,069	7,197	110,835
Repurchased	(505,394)	(8,409,528)	(433,964)	(6,723,460)
Net increase (decrease)	226,361	$3,774,579	6,751,092	$95,152,780

Class NAV shares
Sold	892,576	$15,131,638	12,263,280	$175,063,032
Distributions reinvested	600,744	9,996,375	12,654	195,005
Repurchased	(911)	(16,000)	(13,321)	(200,978)
Net increase (decrease)	1,492,409	$25,112,013	12,262,613	$175,057,059

Net increase (decrease)	1,718,770	$28,886,592	19,013,705	$270,209,839
a Period from 10-15-05 (commencement of operations) to 8-31-06.

Mid Cap Value	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	360,819	$7,280,295	5,216,018	$93,070,872
Distributions reinvested	232,425	4,648,507	8,173	156,021
Repurchased	(462,267)	(9,314,262)	(270,546)	(5,091,481)
Net increase (decrease)	130,977	$2,614,540	4,953,645	$88,135,412

Class NAV shares
Sold	179,559	$3,654,082	7,331,183	$131,352,458
Distributions reinvested	128,235	2,563,423	12,119	230,981
Repurchased	(13,440)	(279,780)	(4,708,091)	(91,289,836)
Net increase (decrease)	294,354	$5,937,725	2,635,211	$40,293,603

Net increase (decrease)	425,331	$8,552,265	7,588,856	$128,429,015
a Period from 10-15-05 (commencement of operations) to 8-31-06.

Mid Cap Value Equity	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	941,159	$9,676,305	10,163,245	$101,230,202
Distributions reinvested	59,141	611,515	—	—
Repurchased	(718)	(7,507)	—	—

Net increase (decrease)	999,582	$10,280,313	10,163,245	$101,230,202
a Period from 4-28-06 (commencement of operations) to 8-31-06.

John Hancock Funds II

Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

Natural Resources	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	243,486	$8,843,056	2,667,622	$84,051,737
Distributions reinvested	110,329	3,900,148	1,596	51,094
Repurchased	(542,232)	(18,554,304)	(390,223)	(12,861,630)
Net increase (decrease)	(188,417)	($5,811,100)	2,278,995	$71,241,201

Class NAV shares
Sold	5,880,713	$199,396,858	26,990,316	$791,451,774
Distributions reinvested	1,168,533	41,167,430	21,664	691,085
Repurchased	(2,899,949)	(105,944,360)	(7,583,489)	(243,417,369)
Net increase (decrease)	4,149,297	$134,619,928	19,428,491	$548,725,490

Net increase (decrease)	3,960,880	$128,808,828	21,707,486	$619,966,691
a Period from 10-15-05 (commencement of operations) to 8-31-06.

Quantitative All Cap	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class A shares
Sold	—	—	125,000	$1,250,000
Distributions reinvested	685	$7,698	—	—
Net increase	685	$7,698	125,000	$1,250,000

Class B shares
Sold	—	—	125,000	$1,250,000
Distributions reinvested	280	$3,141	—	—
Net increase	280	$3,141	125,000	$1,250,000

Class C shares
Sold	—	—	125,000	$1,250,000
Distributions reinvested	280	$3,141	—	—
Net increase	280	$3,141	125,000	$1,250,000

Class I
Sold	—	—	125,000	$1,250,000
Distributions reinvested	859	$9,650	—	—
Net increase	859	$9,650	125,000	$1,250,000

Net increase (decrease)	2,104	$23,630	500,000	$5,000,000
a Period from 7-28-06 (commencement of operations) to 8-31-06.

Quantitative Mid Cap	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	106,864	$1,606,451	10,131,602	$139,050,728
Distributions reinvested	16,994	258,139	4,513	67,201
Repurchased	(1,050,646)	(15,924,535)	(821,113)	(12,018,583)
Net increase (decrease)	(926,788)	($14,059,945)	9,315,002	$127,099,346

Class NAV shares
Sold	411,574	$6,241,575	3,477,624	$48,688,174
Distributions reinvested	7,653	116,243	1,504	22,396
Repurchased	(1,004)	(15,419)	—	—
Net increase (decrease)	418,223	$6,342,399	3,479,128	$48,710,570

Net increase (decrease)	(508,565)	($7,717,546)	12,794,130	$175,809,916
a Class 1 and Class NAV shares began operations on 10-15-05 and 10-27-05, respectively.

Quantitative Value	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	731,100	$12,743,004	12,177,329	$172,995,129
Distributions reinvested	362,329	6,239,310	20,598	316,796
Repurchased	(330,806)	(5,794,927)	(6,412,260)	(91,864,606)
Net increase (decrease)	762,623	$13,187,387	5,785,667	$81,447,319

Class NAV shares
Sold	7,041,195	$124,403,562	21,861,897	$322,294,660
Distributions reinvested	1,587,755	27,357,022	59,655	917,492
Repurchased	(39,344)	(685,285)	(46,554)	(752,703)
Net increase (decrease)	8,589,606	$151,075,299	21,874,998	$322,459,449

Net increase (decrease)	9,352,229	$164,262,686	27,660,665	$403,906,768
a Period from 10-15-05 (commencement of operations) to 8-31-06.

John Hancock Funds II

Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

Real Estate Equity	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	631,993	$7,182,344	26,299,462	$262,958,482
Distributions reinvested	703,894	8,101,824	—	—
Repurchased	(5,234,318)	(65,693,508)	(1,276,416)	(13,500,524)

Net increase (decrease)	(3,898,431)	($50,409,340)	25,023,046	$249,457,958
a Period from 4-28-06 (commencement of operations) to 8-31-06.

Real Estate Securities	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,549,958	$38,813,601	6,284,572	$148,199,995
Distributions reinvested	4,621,957	86,754,141	39,680	993,592
Repurchased	(603,447)	(13,743,286)	(627,908)	(16,050,282)
Net increase (decrease)	5,568,468	$111,824,456	5,696,344	$133,143,305

Class NAV shares[b]
Sold	—	—	22,695,411	$537,633,578
Distributions reinvested	—	—	153,457	3,836,410
Repurchased	—	—	(22,848,868)	(620,415,037)
Net increase (decrease)	—	—	—	($78,945,049)

Net increase (decrease)	5,568,468	$111,824,456	5,696,344	$54,198,256
a Period from 10-15-05 (commencement of operations) to 8-31-06.
b Class NAV shares of Real Estate Securities Fund were terminated on 5-1-06.

Real Return Bond	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	187,852	$2,480,833	1,454,328	$19,581,447
Distributions reinvested	16,941	224,429	36,073	467,161
Repurchased	(131,386)	(1,717,983)	(196,896)	(2,628,853)
Net increase (decrease)	73,407	$987,279	1,293,505	$17,419,755

Class NAV shares
Sold	11,853,453	$154,909,383	50,304,888	$671,385,157
Distributions reinvested	705,590	9,277,427	1,498,244	19,250,689
Repurchased	(1,808,232)	(23,906,287)	(414,756)	(5,458,616)
Net increase (decrease)	10,750,811	$140,280,523	51,388,376	$685,177,230

Net increase (decrease)	10,824,218	$141,267,802	52,681,881	$702,596,985
a Period from 10-15-05 (commencement of operations) to 8-31-06.

Small Cap	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	29,717	$455,654	71,459	$1,051,472
Repurchased	(11,217)	(170,859)	(14,710)	(218,414)
Net increase (decrease)	18,500	$284,795	56,749	$833,058

Class NAV shares
Sold	1,427,378	$22,022,871	17,159,599	$234,797,473
Repurchased	(115,042)	(1,765,845)	(84,253)	(1,306,123)
Net increase (decrease)	1,312,336	$20,257,026	17,075,346	$233,491,350

Net increase (decrease)	1,330,836	$20,541,821	17,132,095	$234,324,408
a Period from 10-15-05 (commencement of operations) to 8-31-06.

Small Cap Index	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	863,440	$14,697,154	7,837,004	$119,876,928
Distributions reinvested	301,054	5,027,596	5,687	86,672
Repurchased	(493)	(8,342)	(2)	(40)

Net increase (decrease)	1,164,001	$19,716,408	7,842,689	$119,963,560
a Period from 10-29-05 (commencement of operations) to 8-31-06.

John Hancock Funds II

Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

Small Cap Opportunities	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	170,692	$4,159,358	1,423,438	$31,374,556
Distributions reinvested	53,393	1,280,892	2,275	52,542
Repurchased	(63,214)	(1,533,896)	(115,637)	(2,690,949)
Net increase (decrease)	160,871	$3,906,354	1,310,076	$28,736,149

Class NAV shares
Sold	—	—	11,275,084	$243,592,568
Distributions reinvested	368,714	$8,804,891	21,585	496,243
Repurchased	(3)	(87)	(1,933,247)	(49,121,188)
Net increase (decrease)	368,711	$8,804,804	9,363,422	$194,967,623

Net increase (decrease)	529,582	$12,711,158	10,673,498	$223,703,772
a Period from 10-15-05 (commencement of operations) to 8-31-06.

Small Company	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	22,603	$378,975	444,470	$6,952,364
Repurchased	(71,993)	(1,192,488)	(50,652)	(835,677)
Net increase (decrease)	(49,390)	($813,513)	393,818	$6,116,687

Class NAV shares
Sold	518,055	$8,498,071	5,775,746	$88,554,245
Repurchased	(66,920)	(1,105,283)	(116,590)	(1,993,906)
Net increase (decrease)	451,135	$7,392,788	5,659,156	$86,560,339

Net increase (decrease)	401,745	$6,579,275	6,052,974	$92,677,026
a Period from 10-15-05 (commencement of operations) to 8-31-06.

Small Company Growth	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	443,416	$5,305,014	6,665,333	$67,787,539
Distributions reinvested	117,039	1,393,929	—	—
Repurchased	(319)	(3,809)	(4)	(51)

Net increase (decrease)	560,136	$6,695,134	6,665,329	$67,787,488
a Period from 10-29-05 (commencement of operations) to 8-31-06.

Small Company Value	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	199,766	$5,018,394	6,651,337	$142,249,964
Distributions reinvested	106,036	2,645,608	11,964	272,671
Repurchased	(705,438)	(17,682,081)	(381,270)	(8,873,772)
Net increase (decrease)	(399,636)	($10,018,079)	6,282,031	$133,648,863

Class NAV shares
Sold	848,803	$21,322,121	10,194,775	$220,030,278
Distributions reinvested	184,446	4,596,397	17,657	401,689
Repurchased	(1,484)	(36,987)	(86,262)	(2,158,577)
Net increase (decrease)	1,031,765	$25,881,531	10,126,170	$218,273,390

Net increase (decrease)	632,129	$15,863,452	16,408,201	$351,922,253
a Period from 10-15-05 (commencement of operations) to 8-31-06.

Special Value	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	43,917	$944,872	208,064	$4,049,944
Distributions reinvested	2,277	48,991	60	1,203
Repurchased	(22,560)	(476,805)	(19,736)	(404,619)
Net increase (decrease)	23,634	$517,058	188,388	$3,646,528

Class NAV shares
Sold	695,240	$14,910,435	6,047,081	$115,644,477
Distributions reinvested	74,580	1,606,457	3,993	80,458
Repurchased	(404)	(8,705)	(17,449)	(373,044)
Net increase (decrease)	769,416	$16,508,187	6,033,625	$115,351,891

Net increase (decrease)	793,050	$17,025,245	6,222,013	$118,998,419
a Period from 10-15-05 (commencement of operations) to 8-31-06.

John Hancock Funds II

Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

Spectrum Income	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	10,427,423	$108,875,464	72,620,367	$729,434,258
Distributions reinvested	1,921,084	19,915,457	1,821,119	18,140,475
Repurchased	(965,229)	(10,197,644)	(70,634)	(713,593)

Net increase (decrease)	11,383,278	$118,593,277	74,370,852	$746,861,140
a Period from 10-29-05 (commencement of operations) to 8-31-06.

Strategic Bond	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	450,455	$5,362,020	3,816,438	$45,216,126
Distributions reinvested	101,337	1,200,581	154,844	1,757,818
Repurchased	(591,872)	(7,051,797)	(428,849)	(5,062,957)
Net increase (decrease)	(40,080)	($489,196)	3,542,433	$41,910,987

Class NAV shares
Sold	3,703,902	$44,140,932	41,372,661	$489,625,288
Distributions reinvested	681,691	8,064,311	1,154,531	13,154,541
Repurchased	(308,701)	(3,713,620)	(19,596,041)	(232,996,134)
Net increase (decrease)	4,076,892	$48,491,623	22,931,151	$269,783,695

Net increase (decrease)	4,036,812	$48,002,427	26,473,584	$311,694,682
a Period from 10-15-05 (commencement of operations) to 8-31-06.

Strategic Income	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	5,045,655	$50,383,215	27,748,210	$277,448,128
Distributions reinvested	653,095	6,478,132	204,788	2,008,968
Repurchased	(208,728)	(2,103,569)	(60)	(599)

Net increase (decrease)	5,490,022	$54,757,778	27,952,938	$279,456,497
a Period from 4-28-06 (commencement of operations) to 8-31-06.

Total Bond Market	Six months ended 2-28-07[a]
	Shares	Amount

Class NAV shares
Sold	5,207,567	$52,080,251
Distributions reinvested	43,197	432,832
Repurchased	(1,744)	(17,476)

Net increase (decrease)	5,249,020	$52,495,607
a Period from 10-27-06 (commencement of operations) to 2-28-07.

Total Return	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	699,470	$9,660,001	9,048,783	$123,937,034
Distributions reinvested	206,915	2,841,277	207,106	2,773,005
Repurchased	(845,720)	(11,611,168)	(708,309)	(9,688,915)
Net increase (decrease)	60,665	$890,110	8,547,580	$117,021,124

Class NAV shares
Sold	13,550,390	$186,736,729	74,491,595	$1,015,920,334
Distributions reinvested	2,000,540	27,405,884	1,802,766	24,067,715
Repurchased	(2,067,972)	(28,598,334)	(568,832)	(7,736,934)
Net increase (decrease)	13,482,958	$185,544,279	75,725,529	$1,032,251,115

Net increase (decrease)	13,543,623	$186,434,389	84,273,109	$1,149,272,239
a Period from 10-15-05 (commencement of operations) to 8-31-06.

John Hancock Funds II

Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

U.S. Global Leaders Growth	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	118,646	$1,599,301	2,202,160	$28,041,942
Distributions reinvested	9,064	122,004	798	10,881
Repurchased	(684,242)	(9,214,377)	(245,208)	(3,204,861)
Net increase (decrease)	(556,532)	($7,493,072)	1,957,750	$24,847,962

Class NAV shares
Sold	5,354,081	$72,298,129	35,653,852	$470,772,227
Distributions reinvested	185,435	2,499,659	14,555	198,524
Repurchased	(35,388)	(483,048)	(46)	(606)
Net increase (decrease)	5,504,128	$74,314,740	35,668,361	$470,970,145

Net increase (decrease)	4,947,596	$66,821,668	37,626,111	$495,818,107
a Period from 10-15-05 (commencement of operations) to 8-31-06.

U.S. Government Securities	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	135,537	$1,847,069	3,851,037	$52,131,775
Distributions reinvested	76,792	1,041,714	81,104	1,075,609
Repurchased	(305,636)	(4,151,074)	(775,755)	(10,473,685)
Net increase (decrease)	(93,307)	($1,262,291)	3,156,386	$42,733,699

Class NAV shares
Sold	1,331,110	$18,114,280	11,671,805	$157,472,769
Distributions reinvested	316,211	4,278,744	276,030	3,648,865
Repurchased	(120,542)	(1,637,989)	(102,426)	(1,383,028)
Net increase (decrease)	1,526,779	$20,755,035	11,845,409	$159,738,606

Net increase (decrease)	1,433,472	$19,492,744	15,001,795	$202,472,305
a Period from 10-15-05 (commencement of operations) to 8-31-06.

U.S. High Yield Bond	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	117,386	$1,550,927	168,182	$2,186,988
Distributions reinvested	6,712	87,825	3,037	38,635
Repurchased	(40,782)	(542,456)	(32,243)	(416,648)
Net increase (decrease)	83,316	$1,096,296	138,976	$1,808,975

Class NAV shares
Sold	3,009,447	$39,853,572	21,370,555	$276,725,027
Distributions reinvested	886,603	11,585,510	710,275	9,044,306
Repurchased	(170,955)	(2,294,692)	(50)	(663)
Net increase (decrease)	3,725,095	$49,144,390	22,080,780	$285,768,670

Net increase (decrease)	3,808,411	$50,240,686	22,219,756	$287,577,645
a Period from 10-15-05 (commencement of operations) to 8-31-06.

U.S. Multi Sector	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	15,652,528	$172,877,168	117,752,970	$1,188,168,264
Distributions reinvested	1,725,150	18,821,383	134,960	1,421,127
Repurchased	(96,339)	(1,056,636)	(75,255)	(771,951)

Net increase (decrease)	17,281,339	$190,641,915	117,812,675	$1,188,817,440
a Period from 10-29-05 (commencement of operations) to 8-31-06.

Value	Six months ended 2-28-07[a]
	Shares	Amount

Class NAV shares
Sold	606,433	$6,134,515
Distributions reinvested	693	7,330
Repurchased	(446)	(4,748)

Net increase (decrease)	606,680	$6,137,097
a Period from 10-27-06 (commencement of operations) to 2-28-07.

John Hancock Funds II

Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

Value & Restucturing	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	2,399,601	$28,539,196	27,215,074	$289,386,759
Distributions reinvested	361,835	4,302,224	37,778	406,118
Repurchased	(68,257)	(802,551)	(499,385)	(5,569,033)

Net increase (decrease)	2,693,179	$32,038,869	26,753,467	$284,223,844
a Period from 10-29-05 (commencement of operations) to 8-31-06.

Vista	Six months ended 2-28-07		Period ended 8-31-06[a]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	1,177,130	$13,227,543	11,612,583	$118,006,782
Repurchased	(677)	(7,894)	(157,272)	(1,869,987)

Net increase (decrease)	1,176,453	$13,219,649	11,455,311	$116,136,795

a Period from 10-29-05 (commencement of operations) to 8-31-06.

8. INVESTMENT TRANSACTIONS The following summarizes the securities transactions (except for short-term investments) for the Funds for the six months ended February 28, 2007:

		Purchases		Sales and Maturities
Fund	U.S. Government		Other Issuers	U.S. Government	Other Issuers
Absolute Return	—		$393,846	—	$298,651
Active Bond	$419,313,801		128,838,990	$459,516,633	34,489,785
All Cap Core	—		320,837,631	—	292,136,966
All Cap Growth	—		106,363,724	—	89,522,637
All Cap Value	—		92,254,747	—	57,426,986
Blue Chip Growth	—		342,221,850	—	221,844,551
Capital Appreciation	—		194,905,733	—	166,750,663
Core Bond	316,521,074		89,464,381	298,358,270	85,700,460
Core Equity	—		81,538,950	—	37,164,500
Emerging Growth	—		23,788,919	—	27,480,887
Emerging Small Company	—		23,385,393	—	29,517,610
Equity-Income	—		124,637,706	—	71,012,601
Fundamental Value	—		128,850,928	—	28,865,366
Global Bond	608,969,579		758,862,350	501,111,380	426,992,960
Global Real Estate	—		193,917,469	—	225,976,902
High Income	—		105,780,990	—	80,990,501
High Yield	—		606,951,238	—	456,990,100
Index 500	—		27,434,636	—	802,095
International Equity Index	—		46,408,633	—	7,428,245
International Opportunities	—		433,223,999	—	387,659,969
International Small Cap	—		71,841,822	—	57,435,437
International Small Company	—		37,702,536	—	21,747,376
International Value	—		169,893,141	—	125,727,084
Investment Quality Bond	5,549,396		13,654,068	10,472,392	6,657,259
Large Cap	—		56,983,860	—	31,228,221
Large Cap Value	—		240,157,039	—	121,568,311
Mid Cap Index	—		390,147,684	—	21,005,274
Mid Cap Stock	—		210,248,947	—	197,527,497
Mid Cap Value	—		25,645,951	—	24,007,603
Mid Cap Value Equity	—		28,509,096	—	16,303,140
Natural Resources	—		320,331,282	—	213,038,042
Quantitative All Cap	—		2,979,883	—	2,997,515
Quantitative Mid Cap	—		264,305,285	—	270,763,019
Quantitative Value	—		497,003,948	—	384,126,851
Real Estate Equity	—		66,196,823	—	119,185,053
Real Estate Securities	—		102,588,275	—	74,953,482
Real Return Bond	1,257,841,906		75,876,055	1,095,147,576	4,843,492
Small Cap	—		108,104,402	—	97,736,187
Small Cap Index	—		23,789,936	—	8,537,597
Small Cap Opportunities	—		65,443,641	—	58,565,605
Small Company	—		67,974,082	—	63,646,604
Small Company Growth	—		22,280,328	—	18,257,965
Small Company Value	—		42,980,694	—	42,545,482

John Hancock Funds II

Notes to Financial Statements (Unaudited)

INVESTMENT TRANSACTIONS, CONTINUED

		Purchases		Sales and Maturities
Fund	U.S. Government		Other Issuers	U.S. Government	Other Issuers
Special Value	—		$62,436,296	—	$40,989,635
Spectrum Income	$34,458,348		342,759,113	$19,146,584	230,503,363
Strategic Bond	122,813,151		77,789,055	131,225,401	76,201,793
Strategic Income	35,650,233		177,753,507	17,382,418	130,017,875
Total Bond Market	69,888,552		14,121,615	31,266,904	578,047
Total Return	1,375,947,750		404,270,202	1,160,977,642	17,228,986
U.S. Global Leaders Growth	—		110,476,417	—	56,275,815
U.S. Government Securities	67,423,975		9,739,130	95,376,487	—
U.S. High Yield Bond	—		201,876,668	—	139,465,243
U.S. Multi Sector	—		580,401,905	—	422,784,267
Value	—		7,214,966	—	1,439,862
Value & Restructuring	—		39,461,299	—	13,464,260
Vista	—		121,641,359	—	107,857,020

The cost of investments owned on February 28, 2007, including short-term investments, for federal income tax purposes, was as follows:

				Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation/
Portfolio	Cost	Appreciation	(Depreciation)	(Depreciation)

Absolute Return	$5,215,160	$363,229	($2,963)	$360,266
Active Bond	617,649,783	6,278,201	(1,084,388)	5,193,813
All Cap Core	349,390,405	19,466,417	(6,064,357)	13,402,060
All Cap Growth	174,474,679	20,805,904	(1,816,761)	18,989,143
All Cap Value	265,996,674	27,878,059	(1,172,323)	26,705,736
Blue Chip Growth	1,384,054,573	187,398,502	(19,026,586)	168,371,916
Capital Appreciation	524,429,708	60,510,308	(8,656,376)	51,853,932
Core Bond	288,589,467	2,114,421	(574,387)	1,540,034
Core Equity	638,135,616	90,710,176	(17,571,572)	73,138,604
Emerging Growth	231,945,909	19,069,875	(16,065,277)	3,004,598
Emerging Small Company	48,020,307	4,731,548	(2,475,151)	2,256,397
Equity-Income	815,852,916	114,194,673	(4,952,634)	109,242,039
Fundamental Value	872,201,650	114,897,738	(11,536,462)	103,361,276
Global Bond	1,225,646,338	12,838,879	(4,419,325)	8,419,554
Global Real Estate	367,303,780	76,372,771	(4,053,932)	72,318,839
High Income	407,025,575	29,017,047	(3,387,320)	25,629,727
High Yield	1,655,406,512	48,750,252	(10,881,365)	37,868,887
Index 500	37,616,409	1,043,730	(508,099)	535,631
International Equity Index	369,260,822	69,196,738	(4,498,266)	64,698,472
International Opportunities	650,483,066	107,780,847	(9,435,288)	98,345,559
International Small Cap	439,749,083	100,518,395	(17,876,926)	82,641,469
International Small Company	287,605,453	44,216,959	(12,722,799)	31,494,160
International Value	1,041,697,437	193,585,211	(6,397,191)	187,188,020
Investment Quality Bond	171,669,568	1,785,921	(916,520)	869,401
Large Cap	231,761,295	25,271,875	(2,793,412)	22,478,463
Large Cap Value	479,253,154	51,518,410	(3,350,123)	48,168,287
Mid Cap Index	665,312,528	37,795,821	(10,947,134)	26,848,687
Mid Cap Stock	394,652,586	45,793,392	(3,395,077)	42,398,315
Mid Cap Value	164,289,476	28,101,910	(2,514,694)	25,587,216
Mid Cap Value Equity	137,058,173	11,272,028	(2,914,087)	8,357,941
Natural Resources	872,720,100	129,042,851	(7,404,170)	121,638,681
Quantitative Mid Cap	212,019,340	18,295,120	(3,342,470)	14,952,650
Quantitative All Cap	5,163,197	537,844	(140,124)	397,720
Quantitative Value	641,150,622	52,284,837	(8,027,893)	44,256,944
Real Estate Equity	260,875,374	47,895,796	(228,254)	47,667,542
Real Estate Securities	201,833,258	50,446,814	(166,871)	50,279,943
Real Return Bond	1,220,903,425	6,886,873	(11,697,182)	(4,810,309)
Small Cap	280,621,639	41,808,925	(4,862,251)	36,946,674
Small Cap Index	179,617,103	17,971,452	(6,914,287)	11,057,165
Small Cap Opportunities	310,761,139	42,526,849	(5,588,160)	36,938,689
Small Company	118,343,736	15,582,731	(2,644,321)	12,938,410
Small Company Growth	99,888,763	14,142,362	(1,944,230)	12,198,132
Small Company Value	449,552,412	72,667,837	(11,524,927)	61,142,910
Special Value	163,110,804	17,915,828	(2,723,060)	15,192,768
Spectrum Income	1,006,506,078	34,990,010	(3,254,416)	31,735,594

John Hancock Funds II

Notes to Financial Statements (Unaudited)

INVESTMENT TRANSACTIONS, CONTINUED
				Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation/
Portfolio	Cost	Appreciation	(Depreciation)	(Depreciation)

Strategic Bond	$519,278,841	$7,709,579	($1,799,901)	$5,909,678
Strategic Income	425,882,763	6,775,438	(3,435,651)	3,339,787
Total Bond Market	52,414,559	317,178	(18,932)	298,246
Total Return	1,686,685,751	6,789,695	(3,074,163)	3,715,532
U.S. Global Leaders Growth	559,018,427	31,659,622	(17,897,336)	13,762,286
U.S. Government Securities	402,183,367	1,607,111	(203,152)	1,403,959
U.S. High Yield Bond	384,879,647	8,894,573	(572,725)	8,321,848
U.S. Multi-Sector	1,464,279,544	111,429,372	(22,459,844)	88,969,528
Value	6,308,321	324,658	(72,218)	252,440
Value & Restructuring	358,138,807	53,038,562	(10,975,495)	42,063,067
Vista	147,640,755	24,652,469	(1,109,176)	23,543,293

9. INVESTMENT IN AFFILIATED UNDERLYING FUNDS The Absolute Return Portfolio invests primarily in affiliated underlying funds. The Portfolio does not invest in the underlying affiliated funds for the purpose of exercising management or control. A summary of the Absolute Return Portfolio’s transactions in the securities of affiliated issuers during the period ended February 28, 2007 is set forth below:

	Beginning		Ending
	Share	Shares	Shares	Share	Sale	Ending
Affiliate — Class NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

John Hancock Funds II
Capital Appreciation	21,668	77	406	21,339	$4,326	$219,787
Core Bond	12,400	1,149	—	13,549	—	171,255
Emerging Small Company	3,401	534	105	3,830	3,118	109,109
Equity-Income	5,807	353	282	5,878	5,488	110,747
Fundamental Value	6,588	129	160	6,557	2,746	110,546
Global Bond	6,974	933	—	7,907	—	115,051
High Income	41,253	1,487	2,695	40,045	29,962	447,302
High Yield	10,288	668	72	10,884	744	113,301
International Opportunities	6,689	1,299	310	7,678	5,372	135,739
International Small Company	16,873	94	1,790	15,177	19,403	165,433
International Value	6,020	1,795	386	7,429	7,574	137,652
Investment Quality Bond	13,196	1,248	—	14,444	—	171,453
Large Cap	10,722	355	477	10,600	7,601	165,354
Large Cap Value	4,507	26	164	4,369	4,208	109,696
Natural Resources	5,929	321	131	6,119	4,936	218,934
Quantitative Value	6,468	360	459	6,369	8,186	110,125
Real Estate Equity	45,918	1,028	15,852	31,094	189,381	388,369
Real Return Bond	39,215	4,221	—	43,436	—	574,219
Small Company Value	6,418	188	210	6,396	5,606	164,238
Spectrum Income	30,242	1,978	—	32,220	—	340,561
Strategic Bond	17,824	1,146	—	18,970	—	228,204
Strategic Income	15,298	1,594	—	16,892	—	170,273
Total Return	26,398	2,546	—	28,944	—	400,591
U.S. Government Securities	7,609	746	—	8,355	—	114,213

John Hancock Funds II

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees (Unaudited)

BOARD EVALUATION OF MFC GLOBAL (U.S.) SUB-SUBADVISORY AGREEMENT

On December 13, 2006, the Board of Trustees approved a sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) and MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”) regarding the Absolute Return Portfolio (the “Fund”).

The Board, including the Independent Trustees, is responsible for selecting the Trust’s investment adviser, approving John Hancock Investment Management Services, LLC’s (the “Adviser”) selection of subadvisers for portfolios of the Trust (the “Portfolios”) and approving the Trust’s advisory and subadvisory agreements (including sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Portfolios;

2. the investment performance of the Portfolios and their subadvisers;

3. the extent to which economies of scale would be realized as a Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Trust’s advisory agreements. With respect to its evaluation of subadvisory agreements with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust, generally, are not a material factor in the Board’s consideration of these subadvisory agreements, because such fees are paid to subadvisers by the Adviser and not by the Portfolios and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

In making its determination with respect to the factors that it considered, the Board reviewed in the case of the Sub-Subadvisory Agreement:

1. information relating to MFC Global (U.S.)’s business, which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and past subadvisory services to the Trust;

2. the historical and current performance of the other Trust Portfolios managed by MFC Global (U.S.);

3. the sub-subadvisory fee for the Fund; and

4. information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

Particular considerations of the Board in approving the Sub-Subadvisory agreement for the Fund at the December 12-13, 2006 Board meeting included the following:

1. MFC Global (U.S.) is the subadviser to several Trust Portfolios and has extensive experience and demonstrated skills as a manager and may be expected to provide a high quality of investment management services and personnel to the Fund;

2. MFC Global (U.S.) will operate under the ongoing supervision of MFC Global (U.S.A.) which is the subadviser to the Fund and which retains ultimate responsibility for portfolio management as subadviser;

3. The Sub-Subadvisory fee with respect to the Funds under the Sub-Subadvisory Agreement is paid by the MFC Global (U.S.A.) and not by the Fund and will not result in any advisory fee increase with respect to the Funds.

4. MFC Global (U.S.) does not currently manage comparable funds although the Board is generally satisfied with MFC Global (U.S.) management of other Trust portfolios which it currently subadvises.

BOARD EVALUATION OF THE CLEARBRIDGE SUBADVISORY AGREEMENT

On November 6, 2006, the subadvisory agreement with Salomon Brothers Asset Management Inc (“SBAM”) for the Special Value Fund was transferred to CAM North America LLC (renamed Clearbridge Advisors, LLC) (“Clearbridge”). Both SBAM and Clearbridge are controlled by Legg Mason. The section below describes the Board of Trustees evaluation of the Clearbridge subadvisory agreement for the Special Value Fund (the “Fund”).

The Board, including the Independent Trustees, is responsible for selecting the Trust’s investment adviser, approving the Adviser’s selection of subadvisers to Trust portfolios and approving the Trust’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduci-ary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

John Hancock Funds II

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees (Unaudited) — continued

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Trust portfolios;

2. the investment performance of the Trust portfolios and their subadvisers;

3. the extent to which economies of scale would be realized as a Trust portfolio grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Trust’s advisory agreements. With respect to its evaluation of subadvisory agreements with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust, generally, are not a material factor in the Board’s consideration of these subadvisory agreements, because such fees are paid to subadvisers by the Adviser and not by the Trust portfolios and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

In making its determination with respect to the factors that its considers, the Board reviewed:

(1) information relating to each subadviser’s business, which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and past subadvisory services to the Trust;

(2) the performance of the Fund;

(4) the subadvisory fee for the Fund; and

(5) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

Particular considerations of the Board in approving the new subadvisory agreement with Clearbridge for the Special Value Fund at the September 28-29, 2006 Board meeting included the following:

1. Clearbridge was expected to manage the Fund with the same investment objective, policies and portfolio manager as under the old subadvisory agreement with SBAM, thus affording shareholders continuity in portfolio managers and investment strategies, and Clearbridge was generally expected to provide at least the same level and quality of management services as SBAM;

2 While the Fund’s corresponding John Hancock Trust portfolio, the Special Value Trust (the “Portfolio”) had lagged its benchmark index since the Portfolio’s inception on May 5, 2003 the Board took into account management’s discussion of the factors that contributed to the Portfolio’s performance, including the effect of current market conditions; and

3. The subadvisory fee with respect to the Fund under the new subadvisory agreement with Clearbridge is (a) the product of arms-length negotiation between the Adviser and Clearbridge, (b) is within industry norms, (c) is the same as under the old subadvisory agreement with SBAM and (d) is paid by the Adviser and not by the Fund and will not result in any advisory fee increase with respect to the Fund.

BOARD EVALUATION OF THE MUNDER SUBADVISORY AGREEMENT

On August 3, 2006 the management team of Munder Capital Management (“Munder”), private equity firm Crestview Capital Partners, L.P., and Grail Partners, LLC agreed to acquire Comerica Incorporated’s interest in Munder (the “Transaction”). The Transaction closed in 2006. This Transaction resulted in a change of control of Munder thereby automatically terminating the subadvisory agreement between Munder and John Hancock Investment Management, LLC relating to the Small Cap Opportunities Fund (the “Portfolio”) and requiring that a new subadvisory agreement be approved by the Board. The section below describes the Board of Trustees evaluation of the Munder subadvisory agreement for the Fund.

The Board, including the Independent Trustees, is responsible for selecting the Trust’s investment adviser, approving the Adviser’s selection of subadvisers to Trust portfolios and approving the Trust’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduci-ary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Trust portfolios;

2. the investment performance of the Trust portfolios and their subadvisers;

3. the extent to which economies of scale would be realized as a Trust portfolio grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Trust’s advisory agreements. With respect to its evaluation of subadvisory agreements with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust, generally, are not a material factor in the Board’s consideration of these subadvisory agreements, because such fees are paid to subadvisers by the Adviser and not by the Trust portfolios and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

John Hancock Funds II

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees (Unaudited) — continued

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

In making its determination with respect to the factors that its considers, the Board reviewed:

(1) information relating to the subadviser’s business, which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and past subadvisory services to the Trust;

(2) the performance of the Fund;

(4) the subadvisory fee for the Fund including any breakpoints; and

(5) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

Particular considerations of the Board in approving the new subadvisory agreement with Munder for the Small Cap Opportunities Fund at the September 28-29, 2006 Board meeting included the following:

1. Munder was expected to manage the Fund with the same investment objective, policies and portfolio manager under the new Munder subadvisory agreement (the “New Munder Agreement”) as under the old Munder subadvisory agreement (the “Old Munder Agreement”), thus affording shareholders continuity in investment strategies, and Munder was generally expected to provide at least the same level and quality of management services under the New Munder Agreement as under the Old Munder Agreement;

2. The Fund’s corresponding John Hancock Trust portfolio, the Small Cap Opportunities Trust (the “Portfolio”) has outperformed its benchmark index and peer group since the Portfolio’s inception on May 5, 2003; and

3. The subadvisory fee with respect to the Fund under the New Munder Agreement is (a) the product of arms-length negotiation between the Adviser and Munder, (b) is within industry norms, (c) is the same as under the Old Munder Agreement, (d) is paid by the Adviser and not by the Fund and will not result in any advisory fee increase with respect to the Fund and (e) contains breakpoints which are reflected in the advisory fee for the Fund permitting shareholders to benefit from economies of scale.

BOARD EVALUATION OF INDEX 500 FUND ADVISORY AND SUBADVISORY AGREEMENTS

This section describes the evaluation by the Board of Trustees of:

(a) an amendment to the advisory agreement between John Hancock Funds II (the “Trust”) and John Hancock Investment Management, LLC (the “Adviser” or “JHIMS”) to add the following new portfolios:

Index 500 Fund

(the “New Portfolio”)

(b) amendment (“Amendment”) to the subadvisory agreement between the Adviser and the subadviser listed below:

MFC Global Investment Management (U.S.A.) Limited

(The subadviser listed above is referred to as the “Existing Subadviser.”)

EVALUATION BY THE BOARD OF TRUSTEES

The Board, including the Independent Trustees, is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships, if any, that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser.

John Hancock Funds II

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees (Unaudited) — continued

APPROVAL OF ADVISORY AGREEMENT

At its meeting on September 28-29, 2006, the Board, including all the Independent Trustees, approved:

(a) an amendment to the advisory agreement between the Trust and the Adviser to add the New Portfolio (the “Advisory Agreement Amendment”):

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1) — (a) considered the high value to the Trust of continuing its long relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Fund and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the New Portfolio;

(2) — in the case of the Index 500 Fund, the Board considered the performance of the John Hancock Trust 500 Index portfolio which is managed by MFC Global Investment Management (U.S.A.) Limited in a style similar to the Index 500 Fund and noted that the performance of John Hancock Trust 500 Index portfolio is within the expected tracking error guidelines (gross of fees) overall available time periods.

(3) — reviewed the advisory fee structure for the New Portfolio and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that these New Portfolio has subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for New Portfolio, and (ii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolio with advisory fee breakpoints to benefit from economies of scale if the assets of such fund grow;

(4) — (a) reviewed the anticipated profitability of the JHIMS’s relationship with the New Portfolio in terms of the total amount of annual advisory fees it would receive with respect to the New Portfolio and whether JHIMS has the financial ability to provide a high level of services to the New Portfolios,

(b) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolio, and

(c) noted that JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the New Portfolio and concluded that the advisory fees to be paid by the Trust with respect to this fund are not unreasonable in light of such information; and

(5) — (a) in the case of the New Portfolio reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the New Portfolio, are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of New Portfolio. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to this Fund, as well as the other factors considered.

Additional information that the Board considered for the New Portfolio is set forth in Appendix A.

APPROVAL OF SUBADVISORY AGREEMENT

At its meeting on September 28-29, 2006, the Board, including all the Independent Trustees, approved the Amendment.

In making its determination with respect to the factors that its considers, the Board reviewed:

(1) information relating to each subadviser’s business, which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and past subadvisory services to the Trust;

(2) in the case of the Index 500 Fund, the current and historical performance of comparative funds managed by MFC Global Investment Management (U.S.A.) Limited (“MFC Global”);

(3) the proposed subadvisory fee for the New Portfolio and comparative fee information; and

The Board’s decision to approve the Amendment was based on a number of determinations, including the following:

(1) The subadviser has extensive experience and demonstrated skills as a manager; and

(2) Any breakpoints are reflected as breakpoints in the advisory fees for the New Portfolio in order to permit shareholders to benefit from economies of scale if the New Portfolio grows.

Additional information that the Board considered for the New Portfolio is set forth in Appendix A.

John Hancock Funds II

Appendix A

Portfolio	Performance of Trust,
(Subadviser)	as of June 30, 2006	Fees and Expenses	Comments

Index 500	See Comments	Subadvisory fees for this Fund are	The Board noted that this fund
		lower than its peer group median.	will commence operations on
(MFC Global			October 30, 2006.
Investment Management		Advisory fees for this Fund are
(U.S.A.) Limited		higher than its peer group median.	The Board further noted that
performance of the comparable
		Total expenses for this Fund are	strategy is within the expected
		higher than its peer group median.	tracking error guidelines gross of fees
over all available time periods.

The Board also noted the relatively
small range among the funds in its
peer group.

Management of the Trust

Trustees
Charles L. Bardelis
Peter S. Burgess
Elizabeth G. Cook
Hassell H. McLellan
James M. Oates
James R. Boyle

Officers
Keith F. Hartstein, President
John G. Vrysen, Chief Financial Officer
Francis V. Knox, Vice President and Chief Compliance Officer
Gordon M. Shone, Treasurer
Thomas M. Kinzler, Secretary and Chief Legal Officer
George M. Boyd, Assistant Secretary

Investment Adviser
John Hancock Investment Management Services, LLC
Boston, Massachusetts

JHF2SA 4/07

ITEM 2. CODE OF ETHICS.

(a)Not Applicable
(b)Not Applicable
(c)Not Applicable
(d)Not Applicable
(e)Not Applicable
(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable.
(g) Not Applicable
(h) Not Applicable
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and (ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

_______________________________
/S/ Keith F. Hartstein
President and
Chief Executive Officer
Date: April 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

________________________________
/S/ Keith F. Hartstein
President and
Chief Executive Officer
Date: April 30, 2007

_________________________________
/S/ John G. Vrysen
Chief Financial Officer
Date: April 30, 2007